UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number	811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.
Lincoln Financial Group
150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Hedged Nasdaq-100 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$12,267,303
  # of Portfolio Holdings18
  Portfolio Turnover Rate24%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.1%
Equity Funds	51.6%
Money Market Funds	0.3%
Other	(6.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged Nasdaq-100 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$12,267,303
  # of Portfolio Holdings18
  Portfolio Turnover Rate24%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.1%
Equity Funds	51.6%
Money Market Funds	0.3%
Other	(6.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$44,748,254
  # of Portfolio Holdings18
  Portfolio Turnover Rate18%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	39.2%
Equity Funds	38.1%
Money Market Funds	1.9%
Other	20.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$44,748,254
  # of Portfolio Holdings18
  Portfolio Turnover Rate18%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	39.2%
Equity Funds	38.1%
Money Market Funds	1.9%
Other	20.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$18,944,775
  # of Portfolio Holdings18
  Portfolio Turnover Rate28%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.7%
Equity Funds	51.6%
Money Market Funds	1.2%
Other	(6.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$18,944,775
  # of Portfolio Holdings18
  Portfolio Turnover Rate28%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.7%
Equity Funds	51.6%
Money Market Funds	1.2%
Other	(6.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$7,942,537
  # of Portfolio Holdings6
  Portfolio Turnover Rate28%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.6%
Equity Funds	50.7%
Money Market Funds	0.8%
Other	(5.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$7,942,537
  # of Portfolio Holdings6
  Portfolio Turnover Rate28%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.6%
Equity Funds	50.7%
Money Market Funds	0.8%
Other	(5.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.33%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$324,086,853
  # of Portfolio Holdings37
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.2%
International Equity Funds	27.1%
Fixed Income Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$324,086,853
  # of Portfolio Holdings37
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.2%
International Equity Funds	27.1%
Fixed Income Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$230,748,341
  # of Portfolio Holdings21
  Portfolio Turnover Rate10%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.4%
Fixed Income Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$230,748,341
  # of Portfolio Holdings21
  Portfolio Turnover Rate10%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.4%
Fixed Income Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.64%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,612,054,656
  # of Portfolio Holdings74
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Convertible Preferred Stocks	1.1%
Money Market Funds	0.9%
Other	(0.2%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	22.4%
Software	13.0%
Interactive Media & Services	12.1%
Broadline Retail	7.7%
Entertainment	5.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.89%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,612,054,656
  # of Portfolio Holdings74
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Convertible Preferred Stocks	1.1%
Money Market Funds	0.9%
Other	(0.2%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	22.4%
Software	13.0%
Interactive Media & Services	12.1%
Broadline Retail	7.7%
Entertainment	5.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$840,802,390
  # of Portfolio Holdings10
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.9%
Fixed Income Funds	36.0%
Asset Allocation Funds	11.0%
International Equity Funds	10.1%
Global Equity Funds	3.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$840,802,390
  # of Portfolio Holdings10
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.9%
Fixed Income Funds	36.0%
Asset Allocation Funds	11.0%
International Equity Funds	10.1%
Global Equity Funds	3.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$169,650,097
  # of Portfolio Holdings10
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.0%
Equity Funds	29.1%
Asset Allocation Funds	11.1%
International Equity Funds	2.6%
Global Equity Funds	1.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$169,650,097
  # of Portfolio Holdings10
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.0%
Equity Funds	29.1%
Asset Allocation Funds	11.1%
International Equity Funds	2.6%
Global Equity Funds	1.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$868,829,144
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	46.0%
Fixed Income Funds	27.3%
International Equity Funds	17.3%
Asset Allocation Funds	6.0%
Global Equity Funds	3.5%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$868,829,144
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	46.0%
Fixed Income Funds	27.3%
International Equity Funds	17.3%
Asset Allocation Funds	6.0%
Global Equity Funds	3.5%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$381,061,653
  # of Portfolio Holdings603
  Portfolio Turnover Rate53%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Agency Mortgage-Backed Securities	13.8%
Corporate Bonds	10.7%
U.S. Treasury Obligations	8.0%
Non-Agency Collateralized Mortgage Obligations	4.0%
Non-Agency Asset-Backed Securities	1.6%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Obligations	0.5%
Municipal Bonds	0.3%
Other	(2.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$39	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$381,061,653
  # of Portfolio Holdings603
  Portfolio Turnover Rate53%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Agency Mortgage-Backed Securities	13.8%
Corporate Bonds	10.7%
U.S. Treasury Obligations	8.0%
Non-Agency Collateralized Mortgage Obligations	4.0%
Non-Agency Asset-Backed Securities	1.6%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Obligations	0.5%
Municipal Bonds	0.3%
Other	(2.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.02%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$381,061,653
  # of Portfolio Holdings603
  Portfolio Turnover Rate53%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Agency Mortgage-Backed Securities	13.8%
Corporate Bonds	10.7%
U.S. Treasury Obligations	8.0%
Non-Agency Collateralized Mortgage Obligations	4.0%
Non-Agency Asset-Backed Securities	1.6%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Obligations	0.5%
Municipal Bonds	0.3%
Other	(2.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$517,387,373
  # of Portfolio Holdings88
  Portfolio Turnover Rate48%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Money Market Funds	0.2%
Other	0.1%

Top 5 Industries (Equity)

Software	12.1%
Hotels, Restaurants & Leisure	11.2%
Capital Markets	7.3%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$39	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$517,387,373
  # of Portfolio Holdings88
  Portfolio Turnover Rate48%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Money Market Funds	0.2%
Other	0.1%

Top 5 Industries (Equity)

Software	12.1%
Hotels, Restaurants & Leisure	11.2%
Capital Markets	7.3%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$517,387,373
  # of Portfolio Holdings88
  Portfolio Turnover Rate48%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Money Market Funds	0.2%
Other	0.1%

Top 5 Industries (Equity)

Software	12.1%
Hotels, Restaurants & Leisure	11.2%
Capital Markets	7.3%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$321,658,882
  # of Portfolio Holdings190
  Portfolio Turnover Rate43%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.7%
Other	0.0%

Top 5 Industries (Equity)

Banks	8.6%
Machinery	5.7%
Financial Services	5.6%
Consumer Staples Distribution & Retail	5.0%
Pharmaceuticals	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$321,658,882
  # of Portfolio Holdings190
  Portfolio Turnover Rate43%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.7%
Other	0.0%

Top 5 Industries (Equity)

Banks	8.6%
Machinery	5.7%
Financial Services	5.6%
Consumer Staples Distribution & Retail	5.0%
Pharmaceuticals	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$321,658,882
  # of Portfolio Holdings190
  Portfolio Turnover Rate43%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.7%
Other	0.0%

Top 5 Industries (Equity)

Banks	8.6%
Machinery	5.7%
Financial Services	5.6%
Consumer Staples Distribution & Retail	5.0%
Pharmaceuticals	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$480,225,757
  # of Portfolio Holdings199
  Portfolio Turnover Rate32%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	52.8%
Agency Mortgage-Backed Securities	16.0%
Corporate Bonds	10.7%
Non-Agency Collateralized Mortgage Obligations	7.3%
Money Market Funds	5.5%
Agency Obligations	4.5%
Non-Agency Asset-Backed Securities	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Other	(1.0%)

Top 5 Industries (Fixed Income)

Banks	3.3%
Diversified Financial Services	1.2%
Insurance	1.2%
Electric	0.9%
Machinery Construction & Mining	0.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	76.7%
AAA	8.9%
AA	3.7%
A	5.8%
BBB	4.6%
Not Rated	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$23	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$480,225,757
  # of Portfolio Holdings199
  Portfolio Turnover Rate32%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	52.8%
Agency Mortgage-Backed Securities	16.0%
Corporate Bonds	10.7%
Non-Agency Collateralized Mortgage Obligations	7.3%
Money Market Funds	5.5%
Agency Obligations	4.5%
Non-Agency Asset-Backed Securities	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Other	(1.0%)

Top 5 Industries (Fixed Income)

Banks	3.3%
Diversified Financial Services	1.2%
Insurance	1.2%
Electric	0.9%
Machinery Construction & Mining	0.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	76.7%
AAA	8.9%
AA	3.7%
A	5.8%
BBB	4.6%
Not Rated	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$480,225,757
  # of Portfolio Holdings199
  Portfolio Turnover Rate32%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	52.8%
Agency Mortgage-Backed Securities	16.0%
Corporate Bonds	10.7%
Non-Agency Collateralized Mortgage Obligations	7.3%
Money Market Funds	5.5%
Agency Obligations	4.5%
Non-Agency Asset-Backed Securities	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Other	(1.0%)

Top 5 Industries (Fixed Income)

Banks	3.3%
Diversified Financial Services	1.2%
Insurance	1.2%
Electric	0.9%
Machinery Construction & Mining	0.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	76.7%
AAA	8.9%
AA	3.7%
A	5.8%
BBB	4.6%
Not Rated	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$151,697,137
  # of Portfolio Holdings97
  Portfolio Turnover Rate44%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%

Top 5 Industries (Equity)

Banks	8.3%
Pharmaceuticals	6.7%
Textiles, Apparel & Luxury Goods	6.2%
Semiconductors & Semiconductor Equipment	5.4%
Professional Services	5.2%

Top 5 Countries (Equity)

Japan	18.4%
France	15.1%
United Kingdom	14.3%
Germany	13.5%
Switzerland	7.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$50	0.95%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$151,697,137
  # of Portfolio Holdings97
  Portfolio Turnover Rate44%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%

Top 5 Industries (Equity)

Banks	8.3%
Pharmaceuticals	6.7%
Textiles, Apparel & Luxury Goods	6.2%
Semiconductors & Semiconductor Equipment	5.4%
Professional Services	5.2%

Top 5 Countries (Equity)

Japan	18.4%
France	15.1%
United Kingdom	14.3%
Germany	13.5%
Switzerland	7.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$151,697,137
  # of Portfolio Holdings97
  Portfolio Turnover Rate44%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%

Top 5 Industries (Equity)

Banks	8.3%
Pharmaceuticals	6.7%
Textiles, Apparel & Luxury Goods	6.2%
Semiconductors & Semiconductor Equipment	5.4%
Professional Services	5.2%

Top 5 Countries (Equity)

Japan	18.4%
France	15.1%
United Kingdom	14.3%
Germany	13.5%
Switzerland	7.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$153,301,682
  # of Portfolio Holdings90
  Portfolio Turnover Rate28%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.0%
Other	0.4%

Top 5 Industries (Equity)

Banks	8.0%
Capital Markets	7.3%
Health Care Equipment & Supplies	7.0%
Oil, Gas & Consumable Fuels	6.0%
Pharmaceuticals	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$36	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$153,301,682
  # of Portfolio Holdings90
  Portfolio Turnover Rate28%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.0%
Other	0.4%

Top 5 Industries (Equity)

Banks	8.0%
Capital Markets	7.3%
Health Care Equipment & Supplies	7.0%
Oil, Gas & Consumable Fuels	6.0%
Pharmaceuticals	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$153,301,682
  # of Portfolio Holdings90
  Portfolio Turnover Rate28%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.0%
Other	0.4%

Top 5 Industries (Equity)

Banks	8.0%
Capital Markets	7.3%
Health Care Equipment & Supplies	7.0%
Oil, Gas & Consumable Fuels	6.0%
Pharmaceuticals	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.76%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$609,513,171
  # of Portfolio Holdings117
  Portfolio Turnover Rate48%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Money Market Funds	1.2%
Preferred Stocks	0.8%
Other	0.2%

Top 5 Industries (Equity)

Banks	8.5%
Health Care Equipment & Supplies	7.6%
Health Care Providers & Services	6.3%
Machinery	4.7%
Electric Utilities	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$43	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$609,513,171
  # of Portfolio Holdings117
  Portfolio Turnover Rate48%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Money Market Funds	1.2%
Preferred Stocks	0.8%
Other	0.2%

Top 5 Industries (Equity)

Banks	8.5%
Health Care Equipment & Supplies	7.6%
Health Care Providers & Services	6.3%
Machinery	4.7%
Electric Utilities	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.01%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$609,513,171
  # of Portfolio Holdings117
  Portfolio Turnover Rate48%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Money Market Funds	1.2%
Preferred Stocks	0.8%
Other	0.2%

Top 5 Industries (Equity)

Banks	8.5%
Health Care Equipment & Supplies	7.6%
Health Care Providers & Services	6.3%
Machinery	4.7%
Electric Utilities	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$472,034,347
  # of Portfolio Holdings207
  Portfolio Turnover Rate40%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.5%
Money Market Funds	4.4%
Preferred Stocks	0.6%
Other	0.5%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	6.7%
Banks	6.5%
Health Care Providers & Services	5.2%
Capital Markets	4.4%
Machinery	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.16%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$472,034,347
  # of Portfolio Holdings207
  Portfolio Turnover Rate40%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.5%
Money Market Funds	4.4%
Preferred Stocks	0.6%
Other	0.5%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	6.7%
Banks	6.5%
Health Care Providers & Services	5.2%
Capital Markets	4.4%
Machinery	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,247,255,297
  # of Portfolio Holdings64
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	100.0%
Money Market Funds	0.4%
Rights	0.0%
Other	(0.4%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.3%
Software	16.4%
Interactive Media & Services	11.3%
Technology Hardware, Storage & Peripherals	7.8%
Broadline Retail	7.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$38	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,247,255,297
  # of Portfolio Holdings64
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	100.0%
Money Market Funds	0.4%
Rights	0.0%
Other	(0.4%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.3%
Software	16.4%
Interactive Media & Services	11.3%
Technology Hardware, Storage & Peripherals	7.8%
Broadline Retail	7.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,247,255,297
  # of Portfolio Holdings64
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	100.0%
Money Market Funds	0.4%
Rights	0.0%
Other	(0.4%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.3%
Software	16.4%
Interactive Media & Services	11.3%
Technology Hardware, Storage & Peripherals	7.8%
Broadline Retail	7.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$873,762,839
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.5%
Money Market Funds	1.7%
Other	(0.2%)

Top 5 Industries (Equity)

Banks	9.1%
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	6.5%
Capital Markets	5.9%
Health Care Equipment & Supplies	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$873,762,839
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.5%
Money Market Funds	1.7%
Other	(0.2%)

Top 5 Industries (Equity)

Banks	9.1%
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	6.5%
Capital Markets	5.9%
Health Care Equipment & Supplies	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$873,762,839
  # of Portfolio Holdings108
  Portfolio Turnover Rate35%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.5%
Money Market Funds	1.7%
Other	(0.2%)

Top 5 Industries (Equity)

Banks	9.1%
Pharmaceuticals	7.2%
Oil, Gas & Consumable Fuels	6.5%
Capital Markets	5.9%
Health Care Equipment & Supplies	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$384,080,756
  # of Portfolio Holdings1
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,721,909,900
  # of Portfolio Holdings1
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth-Income Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,890,947,659
  # of Portfolio Holdings1
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American International Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$33	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$298,872,928
  # of Portfolio Holdings1
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Funds Vanguard Active Passive Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of June 2, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for June 2, 2025 (commencement of operations) through June 30, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$3Footnote Reference*	0.42%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,402,690
  # of Portfolio Holdings12
  Portfolio Turnover Rate0%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	54.3%
Money Market Funds	35.3%
Fixed Income Funds	19.1%
International Equity Funds	12.4%
Other	(21.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Funds Vanguard Active Passive Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of June 2, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for June 2, 2025 (commencement of operations) through June 30, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$6Footnote Reference*	0.77%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,402,690
  # of Portfolio Holdings12
  Portfolio Turnover Rate0%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	54.3%
Money Market Funds	35.3%
Fixed Income Funds	19.1%
International Equity Funds	12.4%
Other	(21.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,136,805,860
  # of Portfolio Holdings24
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.8%
Equity Funds	34.0%
Asset Allocation Funds	10.8%
International Equity Funds	4.4%
Global Equity Funds	3.6%
Money Market Funds	2.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,136,805,860
  # of Portfolio Holdings24
  Portfolio Turnover Rate8%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.8%
Equity Funds	34.0%
Asset Allocation Funds	10.8%
International Equity Funds	4.4%
Global Equity Funds	3.6%
Money Market Funds	2.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,281,151,568
  # of Portfolio Holdings25
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	47.3%
Fixed Income Funds	26.4%
International Equity Funds	11.7%
Global Equity Funds	5.9%
Asset Allocation Funds	5.8%
Money Market Funds	2.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,281,151,568
  # of Portfolio Holdings25
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	47.3%
Fixed Income Funds	26.4%
International Equity Funds	11.7%
Global Equity Funds	5.9%
Asset Allocation Funds	5.8%
Money Market Funds	2.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$588,225,773
  # of Portfolio Holdings7
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.1%
Money Market Funds	3.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$588,225,773
  # of Portfolio Holdings7
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.1%
Money Market Funds	3.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$792,935,594
  # of Portfolio Holdings41
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.5%
Other	(0.1%)

Top 5 Industries (Equity)

Capital Markets	21.0%
Insurance	19.3%
Hotels, Restaurants & Leisure	10.4%
Software	9.8%
IT Services	7.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.15%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$792,935,594
  # of Portfolio Holdings41
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.5%
Other	(0.1%)

Top 5 Industries (Equity)

Capital Markets	21.0%
Insurance	19.3%
Hotels, Restaurants & Leisure	10.4%
Software	9.8%
IT Services	7.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,659,411,813
  # of Portfolio Holdings203
  Portfolio Turnover Rate47%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	92.4%
Money Market Funds	6.4%
Preferred Stocks	0.6%
Other	0.6%

Top 5 Industries (Equity)

Banks	9.9%
Oil, Gas & Consumable Fuels	7.5%
Health Care Providers & Services	5.0%
Health Care Equipment & Supplies	3.9%
Pharmaceuticals	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,659,411,813
  # of Portfolio Holdings203
  Portfolio Turnover Rate47%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	92.4%
Money Market Funds	6.4%
Preferred Stocks	0.6%
Other	0.6%

Top 5 Industries (Equity)

Banks	9.9%
Oil, Gas & Consumable Fuels	7.5%
Health Care Providers & Services	5.0%
Health Care Equipment & Supplies	3.9%
Pharmaceuticals	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Equity Dividend Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,212,286,675
  # of Portfolio Holdings100
  Portfolio Turnover Rate105%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.9%
Money Market Funds	4.2%
Preferred Stocks	0.8%
Other	0.1%

Top 5 Industries (Equity)

Banks	12.1%
Health Care Providers & Services	6.8%
Health Care Equipment & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.1%
Technology Hardware, Storage & Peripherals	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Equity Dividend Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,212,286,675
  # of Portfolio Holdings100
  Portfolio Turnover Rate105%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.9%
Money Market Funds	4.2%
Preferred Stocks	0.8%
Other	0.1%

Top 5 Industries (Equity)

Banks	12.1%
Health Care Providers & Services	6.8%
Health Care Equipment & Supplies	5.3%
Oil, Gas & Consumable Fuels	5.1%
Technology Hardware, Storage & Peripherals	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,088,148,911
  # of Portfolio Holdings2,486
  Portfolio Turnover Rate70%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Corporate Bonds	9.7%
Short-Term Investments	6.8%
Loan Agreements	4.3%
Sovereign Bonds	3.4%
Money Market Funds	3.2%
Non-Agency Asset-Backed Securities	3.2%
Exchange-Traded Funds	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
U.S. Treasury Obligations	1.0%
Other	4.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,088,148,911
  # of Portfolio Holdings2,486
  Portfolio Turnover Rate70%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	60.5%
Corporate Bonds	9.7%
Short-Term Investments	6.8%
Loan Agreements	4.3%
Sovereign Bonds	3.4%
Money Market Funds	3.2%
Non-Agency Asset-Backed Securities	3.2%
Exchange-Traded Funds	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
U.S. Treasury Obligations	1.0%
Other	4.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$8	0.15%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$634,277,510
  # of Portfolio Holdings13
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	97.0%
Money Market Funds	2.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$634,277,510
  # of Portfolio Holdings13
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	97.0%
Money Market Funds	2.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$447,322,925
  # of Portfolio Holdings24
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.0%
Fixed Income Funds	28.7%
International Equity Funds	18.5%
Money Market Funds	3.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$447,322,925
  # of Portfolio Holdings24
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.0%
Fixed Income Funds	28.7%
International Equity Funds	18.5%
Money Market Funds	3.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$46	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,146,036,338
  # of Portfolio Holdings332
  Portfolio Turnover Rate111%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	59.5%
Sovereign Bonds	40.7%
Agency Mortgage-Backed Securities	12.1%
Non-Agency Asset-Backed Securities	2.7%
Corporate Bonds	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Collateralized Mortgage Obligations	1.1%
Supranational Banks	0.9%
Money Market Funds	0.6%
Other	(22.6%)

Top 5 Countries (Fixed Income)

United States	79.6%
United Kingdom	12.4%
France	9.3%
Italy	6.2%
Spain	3.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	58.7%
AAA	6.7%
AA	15.9%
A	3.2%
BBB	8.9%
Not Rated	6.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.15%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,146,036,338
  # of Portfolio Holdings332
  Portfolio Turnover Rate111%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	59.5%
Sovereign Bonds	40.7%
Agency Mortgage-Backed Securities	12.1%
Non-Agency Asset-Backed Securities	2.7%
Corporate Bonds	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Non-Agency Commercial Mortgage-Backed Securities	1.2%
Agency Collateralized Mortgage Obligations	1.1%
Supranational Banks	0.9%
Money Market Funds	0.6%
Other	(22.6%)

Top 5 Countries (Fixed Income)

United States	79.6%
United Kingdom	12.4%
France	9.3%
Italy	6.2%
Spain	3.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	58.7%
AAA	6.7%
AA	15.9%
A	3.2%
BBB	8.9%
Not Rated	6.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$249,974,405
  # of Portfolio Holdings234
  Portfolio Turnover Rate54%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	1.5%
Other	0.9%

Top 5 Industries (Equity)

Specialized REITs	21.1%
Industrial REITs	13.8%
Real Estate Management & Development	13.7%
Retail REITs	13.1%
Residential REITs	12.8%

Top 5 Countries (Equity)

United States	61.9%
Japan	9.5%
Australia	6.8%
United Kingdom	4.1%
Hong Kong	3.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.11%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$249,974,405
  # of Portfolio Holdings234
  Portfolio Turnover Rate54%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	1.5%
Other	0.9%

Top 5 Industries (Equity)

Specialized REITs	21.1%
Industrial REITs	13.8%
Real Estate Management & Development	13.7%
Retail REITs	13.1%
Residential REITs	12.8%

Top 5 Countries (Equity)

United States	61.9%
Japan	9.5%
Australia	6.8%
United Kingdom	4.1%
Hong Kong	3.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$597,202,245
  # of Portfolio Holdings12
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	66.7%
Fixed Income Funds	28.2%
Money Market Funds	4.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$597,202,245
  # of Portfolio Holdings12
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	66.7%
Fixed Income Funds	28.2%
Money Market Funds	4.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,722,132,029
  # of Portfolio Holdings134
  Portfolio Turnover Rate58%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	95.0%
Money Market Funds	4.3%
Rights	0.0%
Other	0.7%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.9%
Software	15.3%
Interactive Media & Services	10.1%
Broadline Retail	6.6%
Technology Hardware, Storage & Peripherals	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.91%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,722,132,029
  # of Portfolio Holdings134
  Portfolio Turnover Rate58%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	95.0%
Money Market Funds	4.3%
Rights	0.0%
Other	0.7%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.9%
Software	15.3%
Interactive Media & Services	10.1%
Broadline Retail	6.6%
Technology Hardware, Storage & Peripherals	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$773,044,353
  # of Portfolio Holdings309
  Portfolio Turnover Rate30%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.7%
Money Market Funds	4.2%
Convertible Preferred Stocks	0.5%
Short-Term Investments	0.3%
Warrants	0.0%
Other	0.3%

Top 5 Industries (Equity)

Software	11.4%
Capital Markets	8.3%
Hotels, Restaurants & Leisure	7.7%
Aerospace & Defense	7.6%
Entertainment	7.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$773,044,353
  # of Portfolio Holdings309
  Portfolio Turnover Rate30%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.7%
Money Market Funds	4.2%
Convertible Preferred Stocks	0.5%
Short-Term Investments	0.3%
Warrants	0.0%
Other	0.3%

Top 5 Industries (Equity)

Software	11.4%
Capital Markets	8.3%
Hotels, Restaurants & Leisure	7.7%
Aerospace & Defense	7.6%
Entertainment	7.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$106,654,988
  # of Portfolio Holdings42
  Portfolio Turnover Rate36%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.9%
Money Market Funds	2.1%
Other	0.0%

Top 5 Industries (Equity)

Banks	12.8%
Capital Markets	11.2%
Machinery	7.8%
Electronic Equipment, Instruments & Components	7.7%
Commercial Services & Supplies	5.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.13%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$106,654,988
  # of Portfolio Holdings42
  Portfolio Turnover Rate36%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.9%
Money Market Funds	2.1%
Other	0.0%

Top 5 Industries (Equity)

Banks	12.8%
Capital Markets	11.2%
Machinery	7.8%
Electronic Equipment, Instruments & Components	7.7%
Commercial Services & Supplies	5.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$446,843,228
  # of Portfolio Holdings159
  Portfolio Turnover Rate18%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	95.6%
Money Market Funds	4.3%
Other	0.1%

Top 5 Industries (Equity)

Software	12.1%
Semiconductors & Semiconductor Equipment	11.4%
Interactive Media & Services	7.1%
Financial Services	5.5%
Technology Hardware, Storage & Peripherals	4.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	1.00%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$446,843,228
  # of Portfolio Holdings159
  Portfolio Turnover Rate18%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	95.6%
Money Market Funds	4.3%
Other	0.1%

Top 5 Industries (Equity)

Software	12.1%
Semiconductors & Semiconductor Equipment	11.4%
Interactive Media & Services	7.1%
Financial Services	5.5%
Technology Hardware, Storage & Peripherals	4.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$743,306,489
  # of Portfolio Holdings4,007
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.8%
Money Market Funds	0.4%
Preferred Stocks	0.4%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.4%

Top 5 Industries (Equity)

Banks	11.2%
Oil, Gas & Consumable Fuels	6.1%
Insurance	5.7%
Metals & Mining	5.1%
Pharmaceuticals	4.9%

Top 5 Countries (Equity)

Japan	22.0%
United Kingdom	11.2%
Canada	11.2%
Switzerland	8.0%
Germany	7.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.87%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$743,306,489
  # of Portfolio Holdings4,007
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.8%
Money Market Funds	0.4%
Preferred Stocks	0.4%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.4%

Top 5 Industries (Equity)

Banks	11.2%
Oil, Gas & Consumable Fuels	6.1%
Insurance	5.7%
Metals & Mining	5.1%
Pharmaceuticals	4.9%

Top 5 Countries (Equity)

Japan	22.0%
United Kingdom	11.2%
Canada	11.2%
Switzerland	8.0%
Germany	7.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$559,515,464
  # of Portfolio Holdings13
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.7%
Money Market Funds	3.9%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$559,515,464
  # of Portfolio Holdings13
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.7%
Money Market Funds	3.9%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.39%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,674,193,935
  # of Portfolio Holdings2,106
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.8%
Software	8.1%
Banks	5.3%
Interactive Media & Services	5.2%
Technology Hardware, Storage & Peripherals	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,674,193,935
  # of Portfolio Holdings2,106
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.8%
Software	8.1%
Banks	5.3%
Interactive Media & Services	5.2%
Technology Hardware, Storage & Peripherals	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.49%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$908,138,459
  # of Portfolio Holdings2,353
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.6%
Software	8.0%
Interactive Media & Services	5.6%
Banks	5.5%
Technology Hardware, Storage & Peripherals	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$908,138,459
  # of Portfolio Holdings2,353
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.6%
Software	8.0%
Interactive Media & Services	5.6%
Banks	5.5%
Technology Hardware, Storage & Peripherals	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$920,567,467
  # of Portfolio Holdings6
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.3%
Money Market Funds	3.7%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.56%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$920,567,467
  # of Portfolio Holdings6
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.3%
Money Market Funds	3.7%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$5	0.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$522,177,477
  # of Portfolio Holdings5
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.6%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$522,177,477
  # of Portfolio Holdings5
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.6%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Total Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,128,919,650
  # of Portfolio Holdings1,678
  Portfolio Turnover Rate183%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	35.8%
Corporate Bonds	27.7%
Agency Mortgage-Backed Securities	18.6%
Non-Agency Asset-Backed Securities	7.7%
Loan Agreements	5.4%
Money Market Funds	4.4%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Sovereign Bonds	1.3%
Agency Collateralized Mortgage Obligations	1.1%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other	(5.6%)

Top 5 Industries (Fixed Income)

Banks	7.1%
Oil & Gas	2.4%
Diversified Financial Services	1.6%
Real Estate Investment Trusts	1.6%
Pipelines	1.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	53.7%
AAA	7.5%
AA	2.7%
A	7.3%
BBB	14.9%
BB	5.3%
B	5.1%
CCC	0.9%
C	0.0%
Not Rated	2.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Total Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,128,919,650
  # of Portfolio Holdings1,678
  Portfolio Turnover Rate183%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	35.8%
Corporate Bonds	27.7%
Agency Mortgage-Backed Securities	18.6%
Non-Agency Asset-Backed Securities	7.7%
Loan Agreements	5.4%
Money Market Funds	4.4%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Sovereign Bonds	1.3%
Agency Collateralized Mortgage Obligations	1.1%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other	(5.6%)

Top 5 Industries (Fixed Income)

Banks	7.1%
Oil & Gas	2.4%
Diversified Financial Services	1.6%
Real Estate Investment Trusts	1.6%
Pipelines	1.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	53.7%
AAA	7.5%
AA	2.7%
A	7.3%
BBB	14.9%
BB	5.3%
B	5.1%
CCC	0.9%
C	0.0%
Not Rated	2.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$925,627,768
  # of Portfolio Holdings308
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	93.9%
Money Market Funds	5.6%
Loan Agreements	0.2%
U.S. Treasury Obligations	0.1%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.9%
Banks	8.3%
Software	7.7%
Oil, Gas & Consumable Fuels	4.5%
Capital Markets	4.2%

Top 5 Countries (Equity)

United States	58.3%
United Kingdom	8.9%
France	4.2%
Germany	3.6%
Japan	3.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$925,627,768
  # of Portfolio Holdings308
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	93.9%
Money Market Funds	5.6%
Loan Agreements	0.2%
U.S. Treasury Obligations	0.1%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.9%
Banks	8.3%
Software	7.7%
Oil, Gas & Consumable Fuels	4.5%
Capital Markets	4.2%

Top 5 Countries (Equity)

United States	58.3%
United Kingdom	8.9%
France	4.2%
Germany	3.6%
Japan	3.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$528,995,158
  # of Portfolio Holdings329
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.2%
Preferred Stocks	1.7%
Money Market Funds	1.5%
Other	(0.4%)

Top 5 Industries (Equity)

Banks	16.7%
Semiconductors & Semiconductor Equipment	14.7%
Interactive Media & Services	5.2%
Oil, Gas & Consumable Fuels	4.7%
Technology Hardware, Storage & Peripherals	4.4%

Top 5 Countries (Equity)

China	26.5%
India	17.7%
Taiwan	16.7%
Republic of Korea	11.7%
Brazil	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$528,995,158
  # of Portfolio Holdings329
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.2%
Preferred Stocks	1.7%
Money Market Funds	1.5%
Other	(0.4%)

Top 5 Industries (Equity)

Banks	16.7%
Semiconductors & Semiconductor Equipment	14.7%
Interactive Media & Services	5.2%
Oil, Gas & Consumable Fuels	4.7%
Technology Hardware, Storage & Peripherals	4.4%

Top 5 Countries (Equity)

China	26.5%
India	17.7%
Taiwan	16.7%
Republic of Korea	11.7%
Brazil	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.40%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$902,989,913
  # of Portfolio Holdings265
  Portfolio Turnover Rate29%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	1.5%
Preferred Stocks	0.3%
Other	0.6%

Top 5 Industries (Equity)

Banks	10.9%
Pharmaceuticals	8.2%
Insurance	5.8%
Capital Markets	4.4%
Semiconductors & Semiconductor Equipment	3.8%

Top 5 Countries (Equity)

Japan	21.3%
United Kingdom	15.1%
Germany	10.2%
France	9.7%
Switzerland	9.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$902,989,913
  # of Portfolio Holdings265
  Portfolio Turnover Rate29%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.6%
Money Market Funds	1.5%
Preferred Stocks	0.3%
Other	0.6%

Top 5 Industries (Equity)

Banks	10.9%
Pharmaceuticals	8.2%
Insurance	5.8%
Capital Markets	4.4%
Semiconductors & Semiconductor Equipment	3.8%

Top 5 Countries (Equity)

Japan	21.3%
United Kingdom	15.1%
Germany	10.2%
France	9.7%
Switzerland	9.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,785,012,348
  # of Portfolio Holdings262
  Portfolio Turnover Rate27%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Money Market Funds	1.7%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.9%
Software	10.9%
Interactive Media & Services	7.3%
Financial Services	5.9%
Technology Hardware, Storage & Peripherals	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,785,012,348
  # of Portfolio Holdings262
  Portfolio Turnover Rate27%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Money Market Funds	1.7%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.9%
Software	10.9%
Interactive Media & Services	7.3%
Financial Services	5.9%
Technology Hardware, Storage & Peripherals	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$857,033,179
  # of Portfolio Holdings1,031
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.7%
Money Market Funds	2.2%
Rights	0.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	9.3%
Biotechnology	7.9%
Software	6.6%
Machinery	3.2%
Financial Services	3.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$857,033,179
  # of Portfolio Holdings1,031
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.7%
Money Market Funds	2.2%
Rights	0.0%
Other	0.1%

Top 5 Industries (Equity)

Banks	9.3%
Biotechnology	7.9%
Software	6.6%
Machinery	3.2%
Financial Services	3.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$722,908,842
  # of Portfolio Holdings36
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.3%
Equity Funds	30.5%
International Equity Funds	9.6%
Money Market Funds	2.3%
Global Equity Funds	0.1%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$722,908,842
  # of Portfolio Holdings36
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.3%
Equity Funds	30.5%
International Equity Funds	9.6%
Money Market Funds	2.3%
Global Equity Funds	0.1%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$5,376,743,368
  # of Portfolio Holdings39
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.2%
Fixed Income Funds	27.9%
International Equity Funds	23.2%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$5,376,743,368
  # of Portfolio Holdings39
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.2%
Fixed Income Funds	27.9%
International Equity Funds	23.2%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$4,367,195,782
  # of Portfolio Holdings39
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.5%
Fixed Income Funds	37.5%
International Equity Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$4,367,195,782
  # of Portfolio Holdings39
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.5%
Fixed Income Funds	37.5%
International Equity Funds	18.4%
Money Market Funds	2.8%
Global Equity Funds	0.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,879,277,110
  # of Portfolio Holdings137

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	44.5%
Repurchase Agreements	39.9%
Agency Obligations	16.7%
Money Market Funds	0.5%
Other	(1.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,879,277,110
  # of Portfolio Holdings137

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	44.5%
Repurchase Agreements	39.9%
Agency Obligations	16.7%
Money Market Funds	0.5%
Other	(1.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Invesco Select Equity Income Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$391,351,946
  # of Portfolio Holdings663
  Portfolio Turnover Rate39%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	83.2%
Corporate Bonds	5.7%
Convertible Bonds	3.8%
Money Market Funds	3.4%
U.S. Treasury Obligations	3.4%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Short-Term Investments	0.0%
Other	0.4%

Top 5 Industries (Equity)

Banks	6.7%
Oil, Gas & Consumable Fuels	5.3%
Software	4.3%
Capital Markets	4.2%
Semiconductors & Semiconductor Equipment	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.47%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,929,719,742
  # of Portfolio Holdings2,823
  Portfolio Turnover Rate10%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	32.4%
Corporate Bonds	24.5%
Agency Mortgage-Backed Securities	21.0%
Non-Agency Asset-Backed Securities	9.4%
Agency Collateralized Mortgage Obligations	4.7%
Non-Agency Collateralized Mortgage Obligations	2.5%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Agency Commercial Mortgage-Backed Securities	1.7%
Money Market Funds	1.0%
Sovereign Bonds	0.5%
Other	0.3%

Top 5 Industries (Fixed Income)

Banks	9.2%
Electric	2.3%
Diversified Financial Services	1.3%
Pipelines	1.2%
Oil & Gas	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	55.8%
AAA	4.7%
AA	4.9%
A	14.1%
BBB	11.6%
BB	0.3%
B	0.0%
CCC	0.0%
C	0.1%
Not Rated	8.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,929,719,742
  # of Portfolio Holdings2,823
  Portfolio Turnover Rate10%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	32.4%
Corporate Bonds	24.5%
Agency Mortgage-Backed Securities	21.0%
Non-Agency Asset-Backed Securities	9.4%
Agency Collateralized Mortgage Obligations	4.7%
Non-Agency Collateralized Mortgage Obligations	2.5%
Non-Agency Commercial Mortgage-Backed Securities	2.0%
Agency Commercial Mortgage-Backed Securities	1.7%
Money Market Funds	1.0%
Sovereign Bonds	0.5%
Other	0.3%

Top 5 Industries (Fixed Income)

Banks	9.2%
Electric	2.3%
Diversified Financial Services	1.3%
Pipelines	1.2%
Oil & Gas	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	55.8%
AAA	4.7%
AA	4.9%
A	14.1%
BBB	11.6%
BB	0.3%
B	0.0%
CCC	0.0%
C	0.1%
Not Rated	8.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.68%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$691,975,389
  # of Portfolio Holdings763
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	89.8%
Loan Agreements	6.5%
Common Stock	1.4%
Money Market Funds	1.0%
Preferred Stocks	0.2%
Convertible Bonds	0.1%
Warrants	0.0%
Private Trust	0.0%
Other	1.0%

Top 5 Industries (Fixed Income)

Media	11.7%
Oil & Gas	6.6%
Commercial Services	6.2%
Telecommunications	5.3%
Health Care Services	4.8%

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.9%
BB	57.8%
B	21.5%
CCC	10.1%
C	0.1%
Not Rated	1.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2025

This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$691,975,389
  # of Portfolio Holdings763
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	89.8%
Loan Agreements	6.5%
Common Stock	1.4%
Money Market Funds	1.0%
Preferred Stocks	0.2%
Convertible Bonds	0.1%
Warrants	0.0%
Private Trust	0.0%
Other	1.0%

Top 5 Industries (Fixed Income)

Media	11.7%
Oil & Gas	6.6%
Commercial Services	6.2%
Telecommunications	5.3%
Health Care Services	4.8%

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.9%
BB	57.8%
B	21.5%
CCC	10.1%
C	0.1%
Not Rated	1.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Hedged Nasdaq-100 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

Lincoln Hedged Nasdaq-100 Fund

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.63%
INVESTMENT COMPANY–51.63%
Equity Fund–51.63%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	396,737	$6,333,910
Total Affiliated Investment (Cost $4,926,604)		6,333,910
UNAFFILIATED INVESTMENTS–54.40%
INVESTMENT COMPANY–0.34%
Money Market Fund–0.34%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	41,679	41,679
Total Investment Company (Cost $41,679)		41,679

	Number of Contracts

OPTIONS PURCHASED–54.06%
CENTRALLY CLEARED–54.06%
Call Options–51.21%
Invesco QQQ TrustSM Series 1 ETF Strike price $9.43, expiration date 9/17/25, notional amount $27,347	29	1,572,970
Invesco QQQ TrustSM Series 1 ETF Strike price $10.33, expiration date 12/17/25, notional amount $29,957	29	1,569,246
Invesco QQQ TrustSM Series 1 ETF Strike price $9.62, expiration date 3/18/26, notional amount $27,898	29	1,571,392
Invesco QQQ TrustSM Series 1 ETF Strike price $10.58, expiration date 6/17/26, notional amount $30,682	29	1,568,132
		6,281,740
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.85%
Invesco QQQ TrustSM Series 1 ETF Strike price $471.44, expiration date 9/17/25, notional amount $2,734,352	58	$17,780
Invesco QQQ TrustSM Series 1 ETF Strike price $516.47, expiration date 12/17/25, notional amount $2,995,526	58	88,702
Invesco QQQ TrustSM Series 1 ETF Strike price $480.89, expiration date 3/18/26, notional amount $2,789,162	58	78,795
Invesco QQQ TrustSM Series 1 ETF Strike price $528.99, expiration date 6/17/26, notional amount $3,068,142	58	164,101
		349,378
Total Options Purchased (Cost $6,428,420)		6,631,118
Total Unaffiliated Investments (Cost $6,470,099)		6,672,797

TOTAL INVESTMENTS–106.03% (Cost $11,396,703)	13,006,707

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.78)%
CENTRALLY CLEARED–(5.78)%
Call Options–(4.42)%
Invesco QQQ TrustSM Series 1 ETF Strike price $550.83, expiration date 9/17/25, notional amount $(3,194,814)	(58)	$(131,054)
Invesco QQQ TrustSM Series 1 ETF Strike price $608.66, expiration date 12/17/25, notional amount $(3,530,228)	(58)	(57,298)
Lincoln Hedged Nasdaq-100 Fund-1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $565.43, expiration date 3/18/26, notional amount $(3,279,494)	(58)	$(223,372)
Invesco QQQ TrustSM Series 1 ETF Strike price $620.19, expiration date 6/17/26, notional amount $(3,597,102)	(58)	(130,061)
(541,785)
Put Options–(1.36)%
Invesco QQQ TrustSM Series 1 ETF Strike price $414.87, expiration date 9/17/25, notional amount $(2,406,246)	(58)	(6,212)
Invesco QQQ TrustSM Series 1 ETF Strike price $454.49, expiration date 12/17/25, notional amount $(2,636,042)	(58)	(37,100)
Invesco QQQ TrustSM Series 1 ETF Strike price $423.18, expiration date 3/18/26, notional amount $(2,454,444)	(58)	(39,408)
Invesco QQQ TrustSM Series 1 ETF Strike price $465.51, expiration date 6/17/26, notional amount $(2,699,958)	(58)	(84,714)
(167,434)
Total Options Written (Premiums received $(731,226))		(709,219)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.25%)		(30,185)
NET ASSETS APPLICABLE TO 1,045,262 SHARES OUTSTANDING–100.00%		$12,267,303

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-2

Lincoln Hedged Nasdaq-100 Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Unaffiliated investments, at value	$6,672,797
Affiliated investments, at value	6,333,910
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,482
Dividends and interest receivable	221
Prepaid expenses	34
TOTAL ASSETS	13,012,444
LIABILITIES:
Options written, at value	709,219
Payable for audit fee	14,555
Payable for fund accounting fee	9,604
Due to manager and affiliates	6,705
Other accrued expenses payable	3,242
Payable for fund shares redeemed	1,816
TOTAL LIABILITIES	745,141
TOTAL NET ASSETS	$12,267,303
Unaffiliated investments, at cost	$6,470,099
Affiliated investments, at cost	4,926,604
Options written, premiums received	(731,226)
Standard Class:
Net Assets	$493,628
Shares Outstanding	41,666
Net Asset Value Per Share	$11.847
Service Class:
Net Assets	$11,773,675
Shares Outstanding	1,003,596
Net Asset Value Per Share	$11.731
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$11,537,388
Distributable earnings/(accumulated loss)	729,915
TOTAL NET ASSETS	$12,267,303
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-3

Lincoln Hedged Nasdaq-100 Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,771
EXPENSES:
Management fees	31,359
Distribution fees-Service Class	19,154
Professional fees	18,499
Accounting and administration expenses	15,267
Pricing fees	3,698
Consulting fees	2,426
Shareholder servicing fees	1,653
Reports and statements to shareholders	1,379
Custodian fees	1,127
Trustees’ fees and expenses	155
Index fees	7
Other	1,308
96,032
Less:
Management fees waived	(13,114)
Expenses reimbursed	(28,414)
Total operating expenses	54,504
NET INVESTMENT LOSS	(52,733)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(142,968)
Options purchased	(148,557)
Options written	203,741
Net realized loss	(87,784)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	493,060
Options purchased	154,913
Options written	(95,972)
Net change in unrealized appreciation (depreciation)	552,001
NET REALIZED AND UNREALIZED GAIN	464,217
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$411,484
See accompanying notes, which are an integral part of the financial statements.

Lincoln Hedged Nasdaq-100 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(52,733)	$(41,446)
Net realized gain (loss)	(87,784)	181,076
Net change in unrealized appreciation (depreciation)	552,001	706,723
Net increase in net assets resulting from operations	411,484	846,353
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(30,242)
Service Class	—	(589,900)
	—	(620,142)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	134,658	533,734
Service Class	3,315,792	6,619,239
Reinvestment of dividends and distributions:
Standard Class	—	30,242
Service Class	—	589,900
	3,450,450	7,773,115
Cost of shares redeemed:
Standard Class	(186,367)	(54,402)
Service Class	(1,926,477)	(822,986)
	(2,112,844)	(877,388)
Increase in net assets derived from capital share transactions	1,337,606	6,895,727
NET INCREASE IN NET ASSETS	1,749,090	7,121,938
NET ASSETS:
Beginning of period	10,518,213	3,396,275
End of period	$12,267,303	$10,518,213
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-4

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended			9/17/21[1] to 12/31/21
		12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.306	$10.440	$8.317	$10.254	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.033)	(0.031)	(0.029)	(0.028)	(0.009)
Net realized and unrealized gain (loss)	0.574	1.599	3.080	(1.732)	0.328
Total from investment operations	0.541	1.568	3.051	(1.760)	0.319
Less dividends and distributions from:
Net investment income	—	—	(0.037)	—	(0.065)
Net realized gain	—	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	—	(0.702)	(0.928)	(0.177)	(0.065)
Net asset value, end of period	$11.847	$11.306	$10.440	$8.317	$10.254
Total return[4]	4.79%	15.12%	36.82%	(17.13% )	3.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$493	$523	$12	$9	$10
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.35%	1.89%	3.50%	4.69%	6.50%
Ratio of net investment loss to average net assets	(0.59% )[6]	(0.27% )	(0.30% )	(0.30% )	(0.31% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.32% )[6]	(1.54% )	(3.18% )	(4.37% )	(6.19% )
Portfolio turnover	24%	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-5

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Service Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended			9/17/21[1] to 12/31/21
		12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.215	$10.397	$8.288	$10.253	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.052)	(0.070)	(0.064)	(0.060)	(0.020)
Net realized and unrealized gain (loss)	0.568	1.590	3.064	(1.728)	0.328
Total from investment operations	0.516	1.520	3.000	(1.788)	0.308
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.055)
Net realized gain	—	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	—	(0.702)	(0.891)	(0.177)	(0.055)
Net asset value, end of period	$11.731	$11.215	$10.397	$8.288	$10.253
Total return[4]	4.60%	14.72%	36.33%	(17.41% )	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,774	$9,995	$3,385	$2,659	$2,419
Ratio of expenses to average net assets[5]	0.97%	0.97%	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.70%	2.24%	3.85%	5.04%	6.85%
Ratio of net investment loss to average net assets	(0.94% )[6]	(0.62% )	(0.65% )	(0.65% )	(0.66% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.67% )[6]	(1.89% )	(3.53% )	(4.72% )	(6.54% )
Portfolio turnover	24%	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-6

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged Nasdaq-100 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund. The Fund is advised by Lincoln Financial Investments Corporation (LFI). The LVIP SSGA Nasdaq-100 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the Nasdaq-100 Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment companies, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Hedged Nasdaq-100 Fund-7

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.23% on first $50 million and 0.00% over $50 million of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$89,164	$85,501	$69,901	$244,566
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's defined outcome strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$476
Legal	73
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
Lincoln Hedged Nasdaq-100 Fund-8

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$5,482
Management fees payable to LFI	3,133
Distribution fees payable to LFD	3,288
Shareholder servicing fees payable to Lincoln Life	284
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2025, Lincoln Life directly owned 51.68% of Lincoln Hedged Nasdaq-100 Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.63%@
Equity Fund-51.63%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$5,342,234	$2,036,527	$1,394,943	$(142,968)	$493,060	$6,333,910	396,737	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,036,527
Sales	1,394,943
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$11,396,703
Aggregate unrealized appreciation of investments and derivatives	$2,003,165
Aggregate unrealized depreciation of investments and derivatives	(393,161)
Net unrealized appreciation of investments and derivatives	$1,610,004
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Lincoln Hedged Nasdaq-100 Fund-9

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$6,333,910	$—	$—	$6,333,910
Unaffiliated Investment Company	41,679	—	—	41,679
Options Purchased	—	6,631,118	—	6,631,118
Total Investments	$6,375,589	$6,631,118	$—	$13,006,707
Derivatives:
Liabilities:
Options Written	$—	$(709,219)	$—	$(709,219)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	12,355	47,075
Service Class	294,323	586,701
Shares reinvested:
Standard Class	—	2,685
Service Class	—	52,787
	306,678	689,248
Shares redeemed:
Standard Class	(16,950)	(4,620)
Service Class	(181,922)	(73,832)
	(198,872)	(78,452)
Net increase	107,806	610,796
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Lincoln Hedged Nasdaq-100 Fund-10

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2025, the Fund used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$6,631,118	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(709,219)
Total		$6,631,118		$(709,219)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$(148,557)	$154,913
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	203,741	(95,972)
Total		$55,184	$58,941
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$6,232,271	$463,543
Lincoln Hedged Nasdaq-100 Fund-11

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Hedged Nasdaq-100 Fund-12

Lincoln Hedged S&P 500 Funds
Lincoln Hedged S&P 500 Fund

Lincoln Hedged S&P 500 Conservative Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

Lincoln Hedged S&P 500 Funds

Lincoln Hedged S&P 500 Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–38.10%
INVESTMENT COMPANY–38.10%
Equity Fund–38.10%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	529,925	$17,048,740
Total Affiliated Investment (Cost $15,482,858)		17,048,740
UNAFFILIATED INVESTMENTS–41.10%
INVESTMENT COMPANY–1.85%
Money Market Fund–1.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	828,408	828,408
Total Investment Company (Cost $828,408)		828,408

	Number of Contracts

OPTIONS PURCHASED–39.25%
CENTRALLY CLEARED–39.25%
Call Options–37.39%
S&P 500 Mini Index Strike price $11.35, expiration date 9/17/25, notional amount $78,315	69	4,198,788
S&P 500 Mini Index Strike price $11.86, expiration date 12/17/25, notional amount $81,834	69	4,184,298
S&P 500 Mini Index Strike price $11.46, expiration date 3/18/26, notional amount $79,074	69	4,180,158
S&P 500 Mini Index Strike price $11.96, expiration date 6/17/26, notional amount $82,524	69	4,168,773
		16,732,017
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–1.86%
S&P 500 Mini Index Strike price $561.87, expiration date 9/17/25, notional amount $7,753,806	138	$60,996
S&P 500 Mini Index Strike price $587.24, expiration date 12/17/25, notional amount $8,103,912	138	197,754
S&P 500 Mini Index Strike price $567.57, expiration date 3/18/26, notional amount $7,832,466	138	215,556
S&P 500 Mini Index Strike price $598.09, expiration date 6/17/26, notional amount $8,253,642	138	356,868
		831,174
Total Options Purchased (Cost $17,207,140)		17,563,191
Total Unaffiliated Investments (Cost $18,035,548)		18,391,599

TOTAL INVESTMENTS–79.20% (Cost $33,518,406)	35,440,339

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(2.84)%
CENTRALLY CLEARED–(2.84)%
Call Options–(1.98)%
S&P 500 Mini Index Strike price $634.64, expiration date 9/17/25, notional amount $(8,758,032)	(138)	$(156,216)
S&P 500 Mini Index Strike price $668.70, expiration date 12/17/25, notional amount $(9,228,060)	(138)	(115,368)
S&P 500 Mini Index Strike price $645.34, expiration date 3/18/26, notional amount $(8,905,692)	(138)	(372,186)
S&P 500 Mini Index Strike price $682.48, expiration date 6/17/26, notional amount $(9,418,224)	(138)	(244,398)
(888,168)
Put Options–(0.86)%
S&P 500 Mini Index Strike price $494.45, expiration date 9/17/25, notional amount $(6,823,410)	(138)	(19,320)
Lincoln Hedged S&P 500 Funds-1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $516.78, expiration date 12/17/25, notional amount $(7,131,564)	(138)	$(79,488)
S&P 500 Mini Index Strike price $499.47, expiration date 3/18/26, notional amount $(6,892,686)	(138)	(104,466)
S&P 500 Mini Index Strike price $526.32, expiration date 6/17/26, notional amount $(7,263,216)	(138)	(180,642)
(383,916)
Total Options Written (Premiums received $(1,323,613))		(1,272,084)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–23.64%		10,579,999
NET ASSETS APPLICABLE TO 3,927,053 SHARES OUTSTANDING–100.00%		$44,748,254

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-2

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.56%
INVESTMENT COMPANY–51.56%
Equity Fund–51.56%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	303,626	$9,768,264
Total Affiliated Investment (Cost $8,432,263)		9,768,264
UNAFFILIATED INVESTMENTS–54.91%
INVESTMENT COMPANY–1.19%
Money Market Fund–1.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	224,715	224,715
Total Investment Company (Cost $224,715)		224,715

	Number of Contracts

OPTIONS PURCHASED–53.72%
CENTRALLY CLEARED–53.72%
Call Options–51.19%
S&P 500 Mini Index Strike price $11.41, expiration date 9/17/25, notional amount $45,640	40	2,432,240
S&P 500 Mini Index Strike price $11.92, expiration date 12/17/25, notional amount $47,680	40	2,425,440
S&P 500 Mini Index Strike price $11.52, expiration date 3/18/26, notional amount $46,080	40	2,423,040
S&P 500 Mini Index Strike price $12.02, expiration date 6/17/26, notional amount $48,080	40	2,416,440
		9,697,160
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.53%
S&P 500 Mini Index Strike price $561.89, expiration date 9/17/25, notional amount $4,438,931	79	$35,870
S&P 500 Mini Index Strike price $587.26, expiration date 12/17/25, notional amount $4,639,354	79	114,537
S&P 500 Mini Index Strike price $567.59, expiration date 3/18/26, notional amount $4,483,961	79	124,326
S&P 500 Mini Index Strike price $598.11, expiration date 6/17/26, notional amount $4,725,069	79	205,657
		480,390
Total Options Purchased (Cost $9,970,630)		10,177,550
Total Unaffiliated Investments (Cost $10,195,345)		10,402,265

TOTAL INVESTMENTS–106.47% (Cost $18,627,608)	20,170,529

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.92)%
CENTRALLY CLEARED–(4.92)%
Call Options–(4.28)%
S&P 500 Mini Index Strike price $615.93, expiration date 9/17/25, notional amount $(4,865,847)	(79)	$(176,981)
S&P 500 Mini Index Strike price $649.15, expiration date 12/17/25, notional amount $(5,128,285)	(79)	(122,008)
S&P 500 Mini Index Strike price $626.72, expiration date 3/18/26, notional amount $(4,951,088)	(79)	(298,965)
S&P 500 Mini Index Strike price $660.95, expiration date 6/17/26, notional amount $(5,221,505)	(79)	(211,938)
(809,892)
Put Options–(0.64)%
S&P 500 Mini Index Strike price $438.29, expiration date 9/17/25, notional amount $(3,462,491)	(79)	(5,642)
Lincoln Hedged S&P 500 Funds-3

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $458.07, expiration date 12/17/25, notional amount $(3,618,753)	(79)	$(22,996)
S&P 500 Mini Index Strike price $442.74, expiration date 3/18/26, notional amount $(3,497,646)	(79)	(34,151)
S&P 500 Mini Index Strike price $466.53, expiration date 6/17/26, notional amount $(3,685,587)	(79)	(59,021)
(121,810)
Total Options Written (Premiums received $(795,115))		(931,702)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.55%)		(294,052)
NET ASSETS APPLICABLE TO 1,755,554 SHARES OUTSTANDING–100.00%		$18,944,775

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-4

Lincoln Hedged S&P 500 Funds
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
ASSETS:
Unaffiliated investments, at value	$18,391,599	$10,402,265
Affiliated investments, at value	17,048,740	9,768,264
Receivable for fund shares sold	11,405,133	368
Receivable for securities sold	36,784	63,190
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,626	6,246
Dividends and interest receivable	827	391
Prepaid expenses	75	38
TOTAL ASSETS	46,888,784	20,240,762
LIABILITIES:
Options written, at value	1,272,084	931,702
Payable for securities purchased	814,900	242,440
Due to manager and affiliates	19,940	12,110
Payable for audit fee	14,555	14,555
Payable for fund accounting fee	9,605	9,605
Payable for fund shares redeemed	5,788	81,319
Other accrued expenses payable	3,658	4,256
TOTAL LIABILITIES	2,140,530	1,295,987
TOTAL NET ASSETS	$44,748,254	$18,944,775
Unaffiliated investments, at cost	$18,035,548	$10,195,345
Affiliated investments, at cost	15,482,858	8,432,263
Options written, premiums received	(1,323,613)	(795,115)
Standard Class:
Net Assets	$11,597,194	$168,783
Shares Outstanding	1,014,096	15,508
Net Asset Value Per Share	$11.436	$10.884
Service Class:
Net Assets	$33,151,060	$18,775,992
Shares Outstanding	2,912,957	1,740,046
Net Asset Value Per Share	$11.381	$10.791
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$43,152,075	$18,116,975
Distributable earnings/(accumulated loss)	1,596,179	827,800
TOTAL NET ASSETS	$44,748,254	$18,944,775
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-5

Lincoln Hedged S&P 500 Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$3,328	$1,647
EXPENSES:
Management fees	66,447	44,894
Distribution fees-Service Class	41,800	28,371
Professional fees	18,595	18,548
Accounting and administration expenses	15,817	15,499
Pricing fees	3,698	3,698
Shareholder servicing fees	3,503	2,367
Consulting fees	2,516	2,416
Custodian fees	1,908	1,555
Reports and statements to shareholders	1,403	1,405
Trustees’ fees and expenses	289	226
Index fees	235	418
Other	1,300	1,279
	157,511	120,676
Less:
Management fees waived	(14,498)	(9,795)
Expenses reimbursed	(31,142)	(35,655)
Total operating expenses	111,871	75,226
NET INVESTMENT LOSS	(108,543)	(73,579)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(70,309)	(87,730)
Sale of unaffiliated investments	—	44
Options purchased	21,621	57,866
Options written	350,131	266,977
Net realized gain	301,443	237,157
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,078,814	632,832
Options purchased	178,764	11,629
Options written	(37,664)	(64,337)
Net change in unrealized appreciation (depreciation)	1,219,914	580,124
NET REALIZED AND UNREALIZED GAIN	1,521,357	817,281
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,412,814	$743,702
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-6

Lincoln Hedged S&P 500 Funds
Statements of Changes in Net Assets
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(108,543)	$11,599	$(73,579)	$(4,150)
Net realized gain	301,443	839,044	237,157	637,014
Net change in unrealized appreciation (depreciation)	1,219,914	436,529	580,124	368,116
Net increase in net assets resulting from operations	1,412,814	1,287,172	743,702	1,000,980
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(8,712)	—	(3,186)
Service Class	—	(1,313,544)	—	(1,170,232)
	—	(1,322,256)	—	(1,173,418)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,457,149	122,477	120,577	30,184
Service Class	14,343,726	13,636,127	4,781,265	10,120,124
Reinvestment of dividends and distributions:
Standard Class	—	8,712	—	3,186
Service Class	—	1,313,544	—	1,170,232
	25,800,875	15,080,860	4,901,842	11,323,726
Cost of shares redeemed:
Standard Class	(12,840)	(365)	(1,461)	(580)
Service Class	(1,666,799)	(1,575,172)	(2,104,311)	(2,221,111)
	(1,679,639)	(1,575,537)	(2,105,772)	(2,221,691)
Increase in net assets derived from capital share transactions	24,121,236	13,505,323	2,796,070	9,102,035
NET INCREASE IN NET ASSETS	25,534,050	13,470,239	3,539,772	8,929,597
NET ASSETS:
Beginning of period	19,214,204	5,743,965	15,405,003	6,475,406
End of period	$44,748,254	$19,214,204	$18,944,775	$15,405,003
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-7

Lincoln Hedged S&P 500 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended			5/21/21[1] to 12/31/21
		12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.931	$10.335	$9.133	$10.603	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.030)	0.051	0.037	0.030	0.032
Net realized and unrealized gain (loss)	0.535	1.417	1.517	(0.737)	0.686
Total from investment operations	0.505	1.468	1.554	(0.707)	0.718
Less dividends and distributions from:
Net investment income	—	(0.036)	(0.031)	(0.048)	(0.115)
Net realized gain	—	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	—	(0.872)	(0.352)	(0.763)	(0.115)
Net asset value, end of period	$11.436	$10.931	$10.335	$9.133	$10.603
Total return[4]	4.62%	14.32%	17.03%	(6.55% )	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,597	$138	$12	$10	$11
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.96%	1.43%	2.41%	3.84%	5.54%
Ratio of net investment income (loss) to average net assets	(0.55% )[6]	0.46%	0.37%	0.28%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.93% )[6]	(0.39% )	(1.46% )	(2.98% )	(4.46% )
Portfolio turnover	18%	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-8

Lincoln Hedged S&P 500 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Service Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended			5/21/21[1] to 12/31/21
		12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.897	$10.321	$9.127	$10.602	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.048)	0.012	0.002	(0.006)	0.010
Net realized and unrealized gain (loss)	0.532	1.414	1.515	(0.735)	0.686
Total from investment operations	0.484	1.426	1.517	(0.741)	0.696
Less dividends and distributions from:
Net investment income	—	(0.014)	(0.002)	(0.019)	(0.094)
Net realized gain	—	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	—	(0.850)	(0.323)	(0.734)	(0.094)
Net asset value, end of period	$11.381	$10.897	$10.321	$9.127	$10.602
Total return[4]	4.45%	13.91%	16.63%	(6.88% )	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,151	$19,076	$5,732	$3,318	$2,582
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.31%	1.78%	2.76%	4.19%	5.89%
Ratio of net investment income (loss) to average net assets	(0.90% )[6]	0.11%	0.02%	(0.07% )	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.28% )[6]	(0.74% )	(1.81% )	(3.33% )	(4.81% )
Portfolio turnover	18%	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-9

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended			5/21/21[1] to 12/31/21
		12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.432	$10.220	$9.315	$10.250	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)	0.032	0.032	0.053	0.032
Net realized and unrealized gain (loss)	0.481	1.048	1.212	(0.339)	0.337
Total from investment operations	0.452	1.080	1.244	(0.286)	0.369
Less dividends and distributions from:
Net investment income	—	(0.028)	—	(0.064)	(0.119)
Net realized gain	—	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	—	(0.868)	(0.339)	(0.649)	(0.119)
Net asset value, end of period	$10.884	$10.432	$10.220	$9.315	$10.250
Total return[4]	4.33%	10.66%	13.39%	(2.73% )	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169	$43	$11	$10	$10
Ratio of expenses to average net assets[5]	0.57% [6]	0.57% [6]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.13%	1.47%	2.03%	3.63%	5.53%
Ratio of net investment income (loss) to average net assets	(0.55% )[7,8]	0.31% [7]	0.32%	0.54%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.11% )[8]	(0.59% )	(1.13% )	(2.51% )	(4.46% )
Portfolio turnover	28%	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the six months ended June 30, 2025 and the year ended December 31, 2024.
[7]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the six months ended June 30, 2025 and the year ended December 31, 2024.
[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-10

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Service Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended			5/21/21[1] to 12/31/21
		12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.361	$10.168	$9.301	$10.247	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.047)	(0.004)	(0.002)	0.018	0.009
Net realized and unrealized gain (loss)	0.477	1.040	1.208	(0.338)	0.336
Total from investment operations	0.430	1.036	1.206	(0.320)	0.345
Less dividends and distributions from:
Net investment income	—	(0.003)	—	(0.041)	(0.098)
Net realized gain	—	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	—	(0.843)	(0.339)	(0.626)	(0.098)
Net asset value, end of period	$10.791	$10.361	$10.168	$9.301	$10.247
Total return[4]	4.15%	10.27%	13.00%	(3.06% )	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,776	$15,362	$6,464	$4,593	$2,376
Ratio of expenses to average net assets[5]	0.92% [6]	0.92% [6]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.48%	1.82%	2.38%	3.98%	5.88%
Ratio of net investment income (loss) to average net assets	(0.90% )[7,8]	(0.04% )[7]	(0.03% )	0.19%	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.46% )[8]	(0.94% )	(1.48% )	(2.86% )	(4.81% )
Portfolio turnover	28%	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the six months ended June 30, 2025 and the year ended December 31, 2024.
[7]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the six months ended June 30, 2025 and the year ended December 31, 2024.
[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-11

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged S&P 500 Fund and Lincoln Hedged S&P 500 Conservative Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies,  primarily the LVIP SSGA S&P 500 Index Fund (the “Underlying Funds”). Each Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of each Fund is to seek long-term growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Funds' sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of each Fund's
Lincoln Hedged S&P 500 Funds-12

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of each Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees (the "Board") and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse each Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class. In addition, the adviser has contractually agreed to reimburse the Lincoln Hedged S&P 500 Conservative Fund so that the Fund's Total Annual Fund Operating Expenses (including acquired fund fees and expenses) does not exceed 0.69% for the standard class and 1.04% for the service class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
Lincoln Hedged S&P 500 Fund	$91,320	$78,153	$75,784	$245,257
Lincoln Hedged S&P 500 Conservative Fund	$90,255	$76,462	$79,949	$246,666
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Administrative	$949	$674
Legal	144	103
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Printing and mailing	$20	$22
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Hedged S&P 500 Funds-13

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Expense reimbursement receivable due from LFI	$5,626	$6,246
Management fees payable to LFI	10,654	6,462
Distribution fees payable to LFD	8,568	5,212
Shareholder servicing fees payable to Lincoln Life	718	436
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
Lincoln Hedged S&P 500 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-38.10%@
Equity Fund-38.10%@
✧✧LVIP SSGA S&P 500 Index Fund	$9,881,768	$7,831,151	$1,672,684	$(70,309)	$1,078,814	$17,048,740	529,925	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.56%@
Equity Fund-51.56%@
✧✧LVIP SSGA S&P 500 Index Fund	$7,830,791	$3,144,168	$1,751,797	$(87,730)	$632,832	$9,768,264	303,626	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Purchases	$7,831,151	$3,144,168
Sales	2,436,242	2,516,214
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Cost of investments and derivatives	$33,518,406	$18,627,608
Aggregate unrealized appreciation of investments and derivatives	$2,661,040	$1,959,910
Aggregate unrealized depreciation of investments and derivatives	(739,107)	(416,989)
Net unrealized appreciation of investments and derivatives	$1,921,933	$1,542,921
Lincoln Hedged S&P 500 Funds-14

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Lincoln Hedged S&P 500 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$17,048,740	$—	$—	$17,048,740
Unaffiliated Investment Company	828,408	—	—	828,408
Options Purchased	—	17,563,191	—	17,563,191
Total Investments	$17,877,148	$17,563,191	$—	$35,440,339
Derivatives:
Liabilities:
Options Written	$—	$(1,272,084)	$—	$(1,272,084)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$9,768,264	$—	$—	$9,768,264
Unaffiliated Investment Company	224,715	—	—	224,715
Options Purchased	—	10,177,550	—	10,177,550
Total Investments	$9,992,979	$10,177,550	$—	$20,170,529
Derivatives:
Liabilities:
Options Written	$—	$(931,702)	$—	$(931,702)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Funds-15

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	1,002,616	10,769	11,519	2,756
Service Class	1,314,473	1,220,080	460,272	945,429
Shares reinvested:
Standard Class	—	800	—	305
Service Class	—	120,559	—	112,602
	2,317,089	1,352,208	471,791	1,061,092
Shares redeemed:
Standard Class	(1,190)	(33)	(138)	(53)
Service Class	(152,144)	(145,428)	(202,826)	(211,158)
	(153,334)	(145,461)	(202,964)	(211,211)
Net increase	2,163,755	1,206,747	268,827	849,881
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2025, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
During the six months ended June 30, 2025, the Funds used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Lincoln Hedged S&P 500 Funds-16

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
Lincoln Hedged S&P 500 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$17,563,191	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(1,272,084)
Total		$17,563,191		$(1,272,084)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$21,621	$178,764
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	350,131	(37,664)
Total		$371,752	$141,100
Fair values of derivative instruments as of June 30, 2025 were as follows:
Lincoln Hedged S&P 500 Conservative Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$10,177,550	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(931,702)
Total		$10,177,550		$(931,702)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$57,866	$11,629
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	266,977	(64,337)
Total		$324,843	$(52,708)
Lincoln Hedged S&P 500 Funds-17

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln Hedged S&P 500 Fund	$13,010,749	$739,931
Lincoln Hedged S&P 500 Conservative Fund	8,815,069	595,353
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln Hedged S&P 500 Funds-18

Lincoln Opportunistic Hedged Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

Lincoln Opportunistic Hedged Equity Fund

Lincoln Opportunistic Hedged Equity Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.69%
INVESTMENT COMPANY–50.69%
Equity Fund–50.69%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	125,143	$4,026,101
Total Affiliated Investment (Cost $3,499,270)		4,026,101
UNAFFILIATED INVESTMENTS–54.39%
INVESTMENT COMPANY–0.79%
Money Market Fund–0.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	62,540	62,540
Total Investment Company (Cost $62,540)		62,540

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED–53.60%
CENTRALLY CLEARED–53.60%
Call Options–49.94%
S&P 500 Mini Index Strike price $5.89, expiration date 5/13/26, notional amount $38,285	65	$3,967,013
Put Options–3.66%
S&P 500 Mini Index Strike price $589.26, expiration date 5/13/26, notional amount $7,660,380	130	290,633
Total Options Purchased (Cost $4,182,823)		4,257,646
Total Unaffiliated Investments (Cost $4,245,363)		4,320,186

TOTAL INVESTMENTS–105.08% (Cost $7,744,633)	8,346,287

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.59)%
CENTRALLY CLEARED–(4.59)%
Call Options–(2.53)%
S&P 500 Mini Index Strike price $681.13, expiration date 5/13/26, notional amount $(8,854,690)	(130)	$(201,158)
Put Options–(2.06)%
S&P 500 Mini Index Strike price $530.33, expiration date 5/13/26, notional amount $(6,894,290)	(130)	(163,374)
Total Options Written (Premiums received $(353,256))		(364,532)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.49%)		(39,218)
NET ASSETS APPLICABLE TO 729,203 SHARES OUTSTANDING–100.00%		$7,942,537

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-1

Lincoln Opportunistic Hedged Equity Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Unaffiliated investments, at value	$4,320,186
Affiliated investments, at value	4,026,101
Expense reimbursement receivable from Lincoln Financial Investments Corporation	6,788
Dividends and interest receivable	388
Prepaid expenses	33
TOTAL ASSETS	8,353,496
LIABILITIES:
Options written, at value	364,532
Payable for fund shares redeemed	15,802
Payable for audit fee	11,677
Payable for fund accounting fee	9,605
Due to manager and affiliates	5,720
Other accrued expenses payable	3,623
TOTAL LIABILITIES	410,959
TOTAL NET ASSETS	$7,942,537
Unaffiliated investments, at cost	$4,245,363
Affiliated investments, at cost	3,499,270
Options written, premiums received	(353,256)
Standard Class:
Net Assets	$142,807
Shares Outstanding	13,074
Net Asset Value Per Share	$10.923
Service Class:
Net Assets	$7,799,730
Shares Outstanding	716,129
Net Asset Value Per Share	$10.892
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$7,727,761
Distributable earnings/(accumulated loss)	214,776
TOTAL NET ASSETS	$7,942,537
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-2

Lincoln Opportunistic Hedged Equity Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,104
EXPENSES:
Management fees	19,271
Professional fees	15,575
Accounting and administration expenses	15,047
Distribution fees-Service Class	12,018
Consulting fees	2,075
Reports and statements to shareholders	1,364
Custodian fees	1,356
Shareholder servicing fees	1,016
Pricing fees	927
Index fees	98
Trustees’ fees and expenses	91
Other	1,336
70,174
Less:
Expenses reimbursed	(37,484)
Total operating expenses	32,690
NET INVESTMENT LOSS	(30,586)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(54,340)
Options purchased	206,160
Options written	(289,008)
Net realized loss	(137,188)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	277,163
Options purchased	97,933
Options written	(43,656)
Net change in unrealized appreciation (depreciation)	331,440
NET REALIZED AND UNREALIZED GAIN	194,252
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$163,666
See accompanying notes, which are an integral part of the financial statements.

Lincoln Opportunistic Hedged Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(30,586)	$(3,199)
Net realized gain (loss)	(137,188)	304,882
Net change in unrealized appreciation (depreciation)	331,440	235,811
Net increase in net assets resulting from operations	163,666	537,494
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,209)
Service Class	—	(495,132)
	—	(507,341)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	87	388,266
Service Class	2,720,183	3,045,179
Reinvestment of dividends and distributions:
Standard Class	—	12,209
Service Class	—	495,132
	2,720,270	3,940,786
Cost of shares redeemed:
Standard Class	(7,686)	(260,385)
Service Class	(1,039,902)	(383,642)
	(1,047,588)	(644,027)
Increase in net assets derived from capital share transactions	1,672,682	3,296,759
NET INCREASE IN NET ASSETS	1,836,348	3,326,912
NET ASSETS:
Beginning of period	6,106,189	2,779,277
End of period	$7,942,537	$6,106,189
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-3

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended 12/31/24	12/13/23[1] to 12/31/23

Net asset value, beginning of period	$10.638	$10.084	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.028)	0.030	0.001
Net realized and unrealized gain	0.313	1.529	0.091
Total from investment operations	0.285	1.559	0.092
Less dividends and distributions from:
Net investment income	—	(0.030)	(0.008)
Net realized gain	—	(0.975)	—
Total dividends and distributions	—	(1.005)	(0.008)
Net asset value, end of period	$10.923	$10.638	$10.084
Total return[4]	2.68%	15.51%	0.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143	$147	$10
Ratio of expenses to average net assets[5]	0.59%	0.59%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.66%	2.71%	19.30%
Ratio of net investment income (loss) to average net assets	(0.53% )[6]	0.27%	(0.17% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.60% )[6]	(1.85% )	(18.88% )
Portfolio turnover	28%	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-4

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Service Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended 12/31/24	12/13/23[1] to 12/31/23

Net asset value, beginning of period	$10.626	$10.084	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.046)	(0.009)	(0.003)
Net realized and unrealized gain	0.312	1.527	0.093
Total from investment operations	0.266	1.518	0.090
Less dividends and distributions from:
Net investment income	—	(0.001)	(0.006)
Net realized gain	—	(0.975)	—
Total dividends and distributions	—	(0.976)	(0.006)
Net asset value, end of period	$10.892	$10.626	$10.084
Total return[4]	2.50%	15.11%	0.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,800	$5,959	$2,769
Ratio of expenses to average net assets[5]	0.94%	0.94%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.01%	3.06%	19.65%
Ratio of net investment loss to average net assets	(0.88% )[6]	(0.08% )	(0.52% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.95% )[6]	(2.20% )	(19.23% )
Portfolio turnover	28%	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-5

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Opportunistic Hedged Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500® Index Fund (the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500® Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2023–December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Opportunistic Hedged Equity Fund-6

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.59% of the Fund’s average daily net assets for the Standard Class and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	Total
LFI	$24,927	$89,200	$114,127
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$288
Legal	44
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Opportunistic Hedged Equity Fund-7

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$6,788
Management fees payable to LFI	3,410
Distribution fees payable to LFD	2,130
Shareholder servicing fees payable to Lincoln Life	180
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2025, Lincoln Life directly owned 37.47% of Lincoln Opportunistic Hedged Equity Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.69%@
Equity Fund-50.69%@
✧✧LVIP SSGA S&P 500 Index Fund	$3,015,930	$1,464,057	$676,709	$(54,340)	$277,163	$4,026,101	125,143	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,464,057
Sales	3,775,346
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$7,744,633
Aggregate unrealized appreciation of investments and derivatives	$728,725
Aggregate unrealized depreciation of investments and derivatives	(127,071)
Net unrealized appreciation of investments and derivatives	$601,654
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Lincoln Opportunistic Hedged Equity Fund-8

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$4,026,101	$—	$—	$4,026,101
Unaffiliated Investment Company	62,540	—	—	62,540
Options Purchased	—	4,257,646	—	4,257,646
Total Investments	$4,088,641	$4,257,646	$—	$8,346,287
Derivatives:
Liabilities:
Options Written	$—	$(364,532)	$—	$(364,532)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	8	33,840
Service Class	256,886	273,982
Shares reinvested:
Standard Class	—	1,152
Service Class	—	46,691
	256,894	355,665
Shares redeemed:
Standard Class	(741)	(22,186)
Service Class	(101,577)	(34,455)
	(102,318)	(56,641)
Net increase	154,576	299,024
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
Lincoln Opportunistic Hedged Equity Fund-9

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2025, the Fund used options contracts to adjust the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$4,257,646	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(364,532)
Total		$4,257,646		$(364,532)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$206,160	$97,933
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(289,008)	(43,656)
Total		$(82,848)	$54,277
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$3,803,841	$285,313
Lincoln Opportunistic Hedged Equity Fund-10

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Opportunistic Hedged Equity Fund-11

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.04%
INVESTMENT COMPANIES–97.04%
Equity Funds–51.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	236,856	$16,277,898
LVIP BlackRock Equity Dividend Fund	826,019	21,716,053
LVIP Channing Small Cap Value Fund	199,026	2,414,384
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,746,522	27,476,286
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	490,733	6,267,644
LVIP Macquarie Mid Cap Value Fund	178,269	8,059,889
LVIP SSGA Mid-Cap Index Fund	1,250,264	16,307,188
LVIP SSGA Nasdaq-100 Index Fund	200,788	3,205,581
LVIP SSGA S&P 500 Index Fund	1,500,736	48,281,694
LVIP SSGA Small-Cap Index Fund	242,907	7,810,903
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	228,784	8,185,197
		166,002,717
Fixed Income Funds–18.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	326,084	3,058,669
LVIP JPMorgan Core Bond Fund	3,024,193	30,317,539
LVIP Macquarie Bond Fund	1,565,438	18,467,471
LVIP SSGA Bond Index Fund	753,958	7,653,424
		59,497,103
Global Equity Fund–0.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	139,005	1,101,060
		1,101,060
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.12%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	407,910	$3,668,742
LVIP Franklin Templeton Multi-Factor International Equity Fund	937,100	9,244,496
LVIP Loomis Sayles Global Growth Fund	310,617	6,348,401
LVIP MFS International Growth Fund	881,469	19,996,117
LVIP Mondrian International Value Fund	1,091,169	22,330,767
LVIP SSGA Emerging Markets Equity Index Fund	840,792	10,108,848
LVIP SSGA International Index Fund	1,288,449	16,202,241
		87,899,612
Total Affiliated Investments (Cost $249,900,788)		314,500,492

UNAFFILIATED INVESTMENT–2.80%
INVESTMENT COMPANY–2.80%
Money Market Fund–2.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	9,081,874	9,081,874
Total Unaffiliated Investment (Cost $9,081,874)		9,081,874

TOTAL INVESTMENTS–99.84% (Cost $258,982,662)	323,582,366
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	504,487
NET ASSETS APPLICABLE TO 26,495,116 SHARES OUTSTANDING–100.00%	$324,086,853

✧✧Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$197,685	$195,434	9/15/25	$2,251	$—
4	CME British Pound Currency Futures	343,125	337,503	9/15/25	5,622	—
7	CME Euro Foreign Exchange Currency Futures	1,035,650	1,006,842	9/15/25	28,808	—
6	CME Japanese Yen Currency Futures	524,587	522,807	9/15/25	1,780	—
					38,461	—
Equity Contracts:
5	CME E-mini Russell 2000 Index Futures	547,925	529,626	9/19/25	18,299	—
12	CME E-mini S&P 500 Index Futures	3,752,250	3,619,649	9/19/25	132,601	—
5	CME E-mini S&P MidCap 400 Index Futures	1,562,750	1,515,559	9/19/25	47,191	—
15	Eurex EURO STOXX 50 Futures	941,242	934,450	9/19/25	6,792	—
3	FTSE 100 Index Futures	361,947	364,708	9/19/25	—	(2,761)
8	ICE U.S. MSCI Emerging Markets Index Futures	493,400	484,146	9/19/25	9,254	—
3	OML Stockholm OMXS30 Index Futures	79,052	77,923	7/18/25	1,129	—
1	SFE S&P ASX Share Price Index 200 Futures	140,466	140,466	9/18/25	—	—
2	TSE TOPIX Futures	396,583	388,530	9/11/25	8,053	—
					223,319	(2,761)
Total Futures Contracts					$261,780	$(2,761)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.04%
INVESTMENT COMPANIES–97.04%
Equity Funds–78.41%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	494,347	$33,974,012
LVIP Baron Growth Opportunities Fund	71,533	5,478,151
LVIP Channing Small Cap Value Fund	211,980	2,571,530
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	287,965	4,530,262
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	566,947	7,241,043
LVIP MFS Value Fund	625,151	35,194,130
LVIP SSGA Mid-Cap Index Fund	545,808	7,118,968
LVIP SSGA Nasdaq-100 Index Fund	143,173	2,285,760
LVIP SSGA S&P 500 Index Fund	1,603,856	51,599,247
LVIP SSGA Small-Cap Index Fund	220,718	7,097,411
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	274,852	9,833,387
LVIP Wellington SMID Cap Value Fund	562,344	14,005,188
		180,929,089
Fixed Income Funds–18.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	232,578	2,181,583
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	2,195,995	$22,014,854
LVIP Macquarie Bond Fund	1,004,563	11,850,834
LVIP SSGA Bond Index Fund	628,787	6,382,811
		42,430,082
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	70,803	560,825
		560,825
Total Affiliated Investments (Cost $171,702,039)		223,919,996

UNAFFILIATED INVESTMENT–2.79%
INVESTMENT COMPANY–2.79%
Money Market Fund–2.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	6,429,968	6,429,968
Total Unaffiliated Investment (Cost $6,429,968)		6,429,968

TOTAL INVESTMENTS–99.83% (Cost $178,132,007)	230,349,964
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	398,377
NET ASSETS APPLICABLE TO 17,895,236 SHARES OUTSTANDING–100.00%	$230,748,341

✧✧Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
7	CME E-mini Russell 2000 Index Futures	$767,095	$741,470	9/19/25	$25,625	$—
15	CME E-mini S&P 500 Index Futures	4,690,313	4,524,567	9/19/25	165,746	—
4	CME E-mini S&P MidCap 400 Index Futures	1,250,200	1,212,448	9/19/25	37,752	—
Total Futures Contracts					$229,123	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-4

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$314,500,492	$223,919,996
Unaffiliated investments, at value	9,081,874	6,429,968
Cash collateral held at broker for futures contracts	612,489	466,940
Receivable for securities sold	137,441	—
Dividends and interest receivable	41,465	31,970
Variation margin due from broker on futures contracts	28,438	22,393
Prepaid expenses	779	544
Expense reimbursement receivable from Lincoln Financial Investments Corporation	631	2,677
Receivable for fund shares sold	—	255,365
TOTAL ASSETS	324,403,609	231,129,853
LIABILITIES:
Payable for fund shares redeemed	141,692	46,061
Due to manager and affiliates	136,266	94,857
Payable for audit fee	14,033	14,033
Payable for fund accounting fee	13,635	13,627
Other accrued expenses payable	11,130	9,909
Payable for securities purchased	—	203,025
TOTAL LIABILITIES	316,756	381,512
TOTAL NET ASSETS	$324,086,853	$230,748,341
Affiliated investments, at cost	$249,900,788	$171,702,039
Unaffiliated investments, at cost	9,081,874	6,429,968
Standard Class:
Net Assets	$2,983,196	$1,314,256
Shares Outstanding	242,825	101,547
Net Asset Value Per Share	$12.285	$12.942
Service Class:
Net Assets	$321,103,657	$229,434,085
Shares Outstanding	26,252,291	17,793,689
Net Asset Value Per Share	$12.231	$12.894
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$284,089,423	$193,158,664
Distributable earnings/(accumulated loss)	39,997,430	37,589,677
TOTAL NET ASSETS	$324,086,853	$230,748,341
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-5

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$226,186	$169,887
EXPENSES:
Management fees	389,053	274,959
Distribution fees-Service Class	385,475	273,301
Shareholder servicing fees	45,130	31,895
Accounting and administration expenses	35,577	31,054
Professional fees	21,206	20,243
Custodian fees	6,341	5,332
Trustees’ fees and expenses	4,598	3,284
Consulting fees	3,744	3,705
Reports and statements to shareholders	3,490	2,973
Pricing fees	461	141
Other	4,191	3,160
	899,266	650,047
Less:
Management fees waived	(7,781)	(16,497)
Expenses reimbursed	(1,765)	(13,801)
Plus:
Recoupment of prior expenses reduced by the Advisor	1,524	—
Total operating expenses	891,244	619,749
NET INVESTMENT LOSS	(665,058)	(449,862)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(1,019,465)	(774,766)
Foreign currencies	24	—
Futures contracts	(4,849,479)	(4,049,513)
Net realized loss	(5,868,920)	(4,824,279)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	24,865,406	9,948,884
Foreign currencies	4,718	—
Futures contracts	584,862	467,051
Net change in unrealized appreciation (depreciation)	25,454,986	10,415,935
NET REALIZED AND UNREALIZED GAIN	19,586,066	5,591,656
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,921,008	$5,141,794
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(665,058)	$5,365,772	$(449,862)	$2,702,594
Net realized gain (loss)	(5,868,920)	9,639,305	(4,824,279)	10,086,654
Net change in unrealized appreciation (depreciation)	25,454,986	16,433,660	10,415,935	16,528,272
Net increase in net assets resulting from operations	18,921,008	31,438,737	5,141,794	29,317,520
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(73,622)	—	(32,470)
Service Class	—	(7,186,431)	—	(4,095,109)
	—	(7,260,053)	—	(4,127,579)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,140	264,700	7,644	360,885
Service Class	7,888,488	41,589,028	13,260,033	31,041,894
Reinvestment of dividends and distributions:
Standard Class	—	73,622	—	32,470
Service Class	—	7,186,431	—	4,095,109
	7,892,628	49,113,781	13,267,677	35,530,358
Cost of shares redeemed:
Standard Class	(100,862)	(235,378)	(296,784)	(170,059)
Service Class	(17,436,677)	(21,904,886)	(12,254,767)	(31,961,305)
	(17,537,539)	(22,140,264)	(12,551,551)	(32,131,364)
Increase (decrease) in net assets derived from capital share transactions	(9,644,911)	26,973,517	716,126	3,398,994
NET INCREASE IN NET ASSETS	9,276,097	51,152,201	5,857,920	28,588,935
NET ASSETS:
Beginning of period	314,810,756	263,658,555	224,890,421	196,301,486
End of period	$324,086,853	$314,810,756	$230,748,341	$224,890,421
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-7

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.556	$10.582	$9.434	$12.214	$11.197	$10.710
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.238	0.191	0.197	0.213	0.166
Net realized and unrealized gain (loss)	0.739	1.037	1.139	(2.585)	1.431	0.522
Total from investment operations	0.729	1.275	1.330	(2.388)	1.644	0.688
Less dividends and distributions from:
Net investment income	—	(0.301)	(0.182)	(0.231)	(0.371)	(0.201)
Net realized gain	—	—	—	(0.152)	(0.256)	—
Return of capital	—	—	—	(0.009)	—	—
Total dividends and distributions	—	(0.301)	(0.182)	(0.392)	(0.627)	(0.201)
Net asset value, end of period	$12.285	$11.556	$10.582	$9.434	$12.214	$11.197
Total return[3]	6.31%	12.05%	14.09%	(19.54% )	14.73%	6.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,983	$2,903	$2,557	$2,429	$3,628	$2,781
Ratio of expenses to average net assets[4]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[4]	0.34%	0.34%	0.35%	0.36%	0.35%	0.39%
Ratio of net investment income (loss) to average net assets	(0.18% )[5]	2.08%	1.92%	1.88%	1.74%	1.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19% )[5]	2.07%	1.90%	1.85%	1.73%	1.54%
Portfolio turnover	8%	14%	31%	22%	15%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-8

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.520	$10.551	$9.410	$12.183	$11.174	$10.694
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	0.209	0.165	0.169	0.182	0.139
Net realized and unrealized gain (loss)	0.736	1.033	1.134	(2.576)	1.428	0.519
Total from investment operations	0.711	1.242	1.299	(2.407)	1.610	0.658
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.158)	(0.205)	(0.345)	(0.178)
Net realized gain	—	—	—	(0.152)	(0.256)	—
Return of capital	—	—	—	(0.009)	—	—
Total dividends and distributions	—	(0.273)	(0.158)	(0.366)	(0.601)	(0.178)
Net asset value, end of period	$12.231	$11.520	$10.551	$9.410	$12.183	$11.174
Total return[3]	6.17%	11.77%	13.80%	(19.74% )	14.45%	6.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$321,104	$311,908	$261,101	$207,793	$243,401	$162,522
Ratio of expenses to average net assets[4]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[4]	0.59%	0.59%	0.60%	0.61%	0.60%	0.64%
Ratio of net investment income (loss) to average net assets	(0.43% )[5]	1.83%	1.67%	1.63%	1.49%	1.35%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.44% )[5]	1.82%	1.65%	1.60%	1.48%	1.29%
Portfolio turnover	8%	14%	31%	22%	15%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-9

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.638	$11.214	$9.815	$13.047	$11.478	$10.739
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.185	0.128	0.122	0.130	0.126
Net realized and unrealized gain (loss)	0.314	1.506	1.424	(2.935)	1.952	0.789
Total from investment operations	0.304	1.691	1.552	(2.813)	2.082	0.915
Less dividends and distributions from:
Net investment income	—	(0.267)	(0.150)	(0.137)	(0.327)	(0.176)
Net realized gain	—	—	—	(0.266)	(0.186)	—
Return of capital	—	—	(0.003)	(0.016)	—	—
Total dividends and distributions	—	(0.267)	(0.153)	(0.419)	(0.513)	(0.176)
Net asset value, end of period	$12.942	$12.638	$11.214	$9.815	$13.047	$11.478
Total return[3]	2.41%	15.09%	15.80%	(21.56% )	18.18%	8.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,314	$1,566	$1,189	$1,010	$1,274	$865
Ratio of expenses to average net assets[4]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.35%	0.35%	0.36%	0.36%	0.36%	0.40%
Ratio of net investment income (loss) to average net assets	(0.17% )[5]	1.50%	1.22%	1.11%	1.02%	1.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.20% )[5]	1.47%	1.18%	1.07%	0.99%	1.12%
Portfolio turnover	10%	18%	27%	28%	18%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-10

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.607	$11.188	$9.794	$13.019	$11.459	$10.727
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	0.153	0.101	0.094	0.098	0.100
Net realized and unrealized gain (loss)	0.312	1.502	1.420	(2.926)	1.946	0.785
Total from investment operations	0.287	1.655	1.521	(2.832)	2.044	0.885
Less dividends and distributions from:
Net investment income	—	(0.236)	(0.124)	(0.111)	(0.298)	(0.153)
Net realized gain	—	—	—	(0.266)	(0.186)	—
Return of capital	—	—	(0.003)	(0.016)	—	—
Total dividends and distributions	—	(0.236)	(0.127)	(0.393)	(0.484)	(0.153)
Net asset value, end of period	$12.894	$12.607	$11.188	$9.794	$13.019	$11.459
Total return[3]	2.28%	14.80%	15.52%	(21.76% )	17.88%	8.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$229,434	$223,324	$195,112	$168,494	$199,866	$138,679
Ratio of expenses to average net assets[4]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.60%	0.60%	0.61%	0.61%	0.61%	0.65%
Ratio of net investment income (loss) to average net assets	(0.42% )[5]	1.25%	0.97%	0.86%	0.77%	0.95%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.45% )[5]	1.22%	0.93%	0.82%	0.74%	0.87%
Portfolio turnover	10%	18%	27%	28%	18%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-11

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Aggressive Growth Allocation Managed Risk Funds-12

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
LFI has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has recouped $1,524 in previously reimbursed Fund expenses from the LVIP Global Aggressive Growth Allocation Managed Risk Fund.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$43,335	$38,793	$—	$82,128
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$49,014	$43,337	$28,323	$120,674
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
LVIP Aggressive Growth Allocation Managed Risk Funds-13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$13,236	$9,376
Legal	2,017	1,429
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Printing and mailing	$860	$687
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LFI	$631	$2,677
Management fees payable to LFI	63,993	43,489
Distribution fees payable to LFD	64,698	46,001
Shareholder servicing fees payable to Lincoln Life	7,575	5,367
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Aggressive Growth Allocation Managed Risk Funds-14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.04%@
Equity Funds-51.22%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$16,429,899	$861,536	$2,095,939	$185,905	$896,497	$16,277,898	236,856	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	20,767,881	1,924,992	1,541,978	(124,960)	690,118	21,716,053	826,019	—	—
✧✧LVIP Channing Small Cap Value Fund	2,253,238	419,767	174,799	(29,898)	(53,924)	2,414,384	199,026	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	25,775,072	2,184,389	1,958,135	(150,115)	1,625,075	27,476,286	1,746,522	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,652,982	2,975,454	350,341	(67,542)	57,091	6,267,644	490,733	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	7,266,583	1,177,854	560,778	(58,974)	235,204	8,059,889	178,269	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	16,371,619	1,269,038	1,242,733	(140,193)	49,457	16,307,188	1,250,264	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	3,113,876	160,694	294,407	43,303	182,115	3,205,581	200,788	—	—
✧✧LVIP SSGA S&P 500 Index Fund	47,386,146	1,901,707	3,594,272	(125,849)	2,713,962	48,281,694	1,500,736	—	—
✧✧LVIP SSGA Small-Cap Index Fund	9,492,951	213,626	1,628,788	(184)	(266,702)	7,810,903	242,907	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,376,094	1,053,361	947,970	(88,303)	792,015	8,185,197	228,784	—	—
Fixed Income Funds-18.36%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,115,457	86,244	265,558	(14,853)	137,379	3,058,669	326,084	—	—
✧✧LVIP JPMorgan Core Bond Fund	21,312,928	7,876,488	40,671	(2,868)	1,171,662	30,317,539	3,024,193	—	—
✧✧LVIP Macquarie Bond Fund	23,869,991	602,094	6,774,032	(1,090,064)	1,859,482	18,467,471	1,565,438	—	—
✧✧LVIP SSGA Bond Index Fund	8,488,369	303,915	1,441,801	(228,874)	531,815	7,653,424	753,958	—	—
Global Equity Fund-0.34%@
✧✧LVIP BlackRock Real Estate Fund	1,798,253	82,783	860,478	29,450	51,052	1,101,060	139,005	—	—
International Equity Funds-27.12%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,526,847	89,074	484,395	(1,299)	538,515	3,668,742	407,910	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,486,704	219,520	1,258,087	38,841	1,757,518	9,244,496	937,100	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	6,185,550	210,196	786,286	121,324	617,617	6,348,401	310,617	—	—
✧✧LVIP MFS International Growth Fund	19,206,705	488,102	2,470,898	(31,047)	2,803,255	19,996,117	881,469	—	—
✧✧LVIP Mondrian International Value Fund	22,557,675	557,548	5,543,714	453,286	4,305,972	22,330,767	1,091,169	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	10,568,264	252,389	2,144,117	(6,986)	1,439,298	10,108,848	840,792	—	—
✧✧LVIP SSGA International Index Fund	16,559,277	399,554	3,757,958	270,435	2,730,933	16,202,241	1,288,449	—	—
Total	$305,562,361	$25,310,325	$40,218,135	$(1,019,465)	$24,865,406	$314,500,492		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.04%@
Equity Funds-78.41%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$33,336,608	$1,795,993	$3,515,338	$504,238	$1,852,511	$33,974,012	494,347	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	5,371,671	721,011	415,597	(28,285)	(170,649)	5,478,151	71,533	—	—
✧✧LVIP Channing Small Cap Value Fund	2,420,605	430,834	191,175	(28,151)	(60,583)	2,571,530	211,980	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,414,792	239,637	372,388	(13,981)	262,202	4,530,262	287,965	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,285,452	1,586,842	529,246	(80,119)	(21,886)	7,241,043	566,947	—	—
✧✧LVIP MFS Value Fund	34,191,290	2,140,801	3,314,121	(113,951)	2,290,111	35,194,130	625,151	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	7,495,503	669,396	1,002,322	(67,756)	24,147	7,118,968	545,808	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,240,167	119,819	237,464	40,154	123,084	2,285,760	143,173	—	—
✧✧LVIP SSGA S&P 500 Index Fund	50,260,945	2,795,045	4,234,155	(95,502)	2,872,914	51,599,247	1,603,856	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,737,850	401,427	853,495	(27,545)	(160,826)	7,097,411	220,718	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	9,208,288	669,509	951,909	586	906,913	9,833,387	274,852	—	—
✧✧LVIP Wellington SMID Cap Value Fund	13,320,298	2,263,915	1,041,734	(163,626)	(373,665)	14,005,188	562,344	—	—
Fixed Income Funds-18.39%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,241,195	119,820	266,674	(12,608)	99,850	2,181,583	232,578	—	—
✧✧LVIP JPMorgan Core Bond Fund	15,657,533	5,541,047	30,189	(1,883)	848,346	22,014,854	2,195,995	—	—
✧✧LVIP Macquarie Bond Fund	15,908,167	1,182,587	5,719,629	(537,025)	1,016,734	11,850,834	1,004,563	—	—
✧✧LVIP SSGA Bond Index Fund	7,046,235	401,536	1,312,132	(180,177)	427,349	6,382,811	628,787	—	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	1,077,915	68,677	628,964	30,865	12,332	560,825	70,803	—	—
Total	$218,214,514	$21,147,896	$24,616,532	$(774,766)	$9,948,884	$223,919,996		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$25,310,325	$21,147,896
Sales	40,218,135	24,616,532
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$258,982,662	$178,132,007
Aggregate unrealized appreciation of investments and derivatives	$64,873,893	$52,447,080
Aggregate unrealized depreciation of investments and derivatives	(15,170)	—
Net unrealized appreciation of investments and derivatives	$64,858,723	$52,447,080
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
LVIP Aggressive Growth Allocation Managed Risk Funds-16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$314,500,492	$223,919,996
Unaffiliated Investment Companies	9,081,874	6,429,968
Total Investments	$323,582,366	$230,349,964
Derivatives:
Assets:
Futures Contracts	$261,780	$229,123
Derivatives:
Liabilities:
Futures Contracts	$(2,761)	$—
There were no Level 3 investments at the beginning or end of the period.
LVIP Aggressive Growth Allocation Managed Risk Funds-17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	360	23,827	641	29,212
Service Class	682,025	3,636,570	1,064,305	2,550,030
Shares reinvested:
Standard Class	—	6,383	—	2,578
Service Class	—	625,001	—	325,992
	682,385	4,291,781	1,064,946	2,907,812
Shares redeemed:
Standard Class	(8,751)	(20,678)	(23,011)	(13,924)
Service Class	(1,505,058)	(1,932,660)	(985,168)	(2,601,660)
	(1,513,809)	(1,953,338)	(1,008,179)	(2,615,584)
Net increase (decrease)	(831,424)	2,338,443	56,767	292,228
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, each Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool. The LVIP Global Aggressive Growth Allocation Managed Risk Fund used futures to hedge currency risks associated with the Fund's investments.
LVIP Aggressive Growth Allocation Managed Risk Funds-18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$223,319	Variation margin due from broker on futures contracts	$(2,761)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	38,461	Variation margin due from broker on futures contracts	—
Total		$261,780		$(2,761)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,364,125)	$506,647
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(485,354)	78,215
Total		$(4,849,479)	$584,862
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$229,123	Variation margin due from broker on futures contracts	$—

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,049,513)	$467,051
LVIP Aggressive Growth Allocation Managed Risk Funds-19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2025.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$10,221,292
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	6,068,255
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-20

LVIP AllianceBernstein Large Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP AllianceBernstein Large Cap Growth Fund

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.20%
Aerospace & Defense–0.79%
†Axon Enterprise, Inc.	15,422	$12,768,491
		12,768,491
Automobiles–0.73%
Ferrari NV	24,030	11,792,482
		11,792,482
Beverages–2.41%
†Celsius Holdings, Inc.	183,126	8,495,215
†Monster Beverage Corp.	484,759	30,365,304
		38,860,519
Biotechnology–1.50%
†Genmab AS ADR	205,222	4,239,887
†Vertex Pharmaceuticals, Inc.	44,681	19,891,981
		24,131,868
Broadline Retail–7.74%
†Amazon.com, Inc.	568,918	124,814,920
		124,814,920
Building Products–0.31%
†Trex Co., Inc.	92,855	5,049,455
		5,049,455
Capital Markets–1.38%
Cboe Global Markets, Inc.	95,210	22,203,924
		22,203,924
Chemicals–1.07%
Sherwin-Williams Co.	50,470	17,329,379
		17,329,379
Commercial Services & Supplies–1.02%
†Copart, Inc.	333,663	16,372,843
		16,372,843
Communications Equipment–1.42%
†Arista Networks, Inc.	140,764	14,401,565
Motorola Solutions, Inc.	20,118	8,458,814
		22,860,379
Consumer Staples Distribution & Retail–2.20%
Costco Wholesale Corp.	35,787	35,426,983
		35,426,983
Diversified Telecommunication Services–0.00%
=†πMagic Leap, Inc. Class A	4,690	0
		0
Entertainment–5.44%
†Netflix, Inc.	65,510	87,726,406
		87,726,406
Financial Services–4.44%
Visa, Inc. Class A	201,790	71,645,539
		71,645,539
Ground Transportation–0.37%
†Saia, Inc.	21,945	6,012,711
		6,012,711
Health Care Equipment & Supplies–2.87%
†Intuitive Surgical, Inc.	52,113	28,318,725
Stryker Corp.	45,217	17,889,202
		46,207,927
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.61%
McKesson Corp.	19,070	$13,974,115
UnitedHealth Group, Inc.	38,529	12,019,892
		25,994,007
Health Care Technology–1.23%
†Veeva Systems, Inc. Class A	68,648	19,769,251
		19,769,251
Hotels, Restaurants & Leisure–2.07%
†Chipotle Mexican Grill, Inc.	450,107	25,273,508
Texas Roadhouse, Inc.	42,910	8,041,763
		33,315,271
Insurance–1.03%
Progressive Corp.	62,090	16,569,337
		16,569,337
Interactive Media & Services–12.08%
Alphabet, Inc. Class C	425,245	75,434,210
Meta Platforms, Inc. Class A	153,797	113,516,028
†Reddit, Inc. Class A	38,095	5,735,964
		194,686,202
IT Services–0.48%
†Shopify, Inc. Class A	66,610	7,683,464
		7,683,464
Life Sciences Tools & Services–1.71%
†Mettler-Toledo International, Inc.	8,860	10,408,019
†Waters Corp.	49,234	17,184,636
		27,592,655
Machinery–1.04%
Otis Worldwide Corp.	169,773	16,810,922
		16,810,922
Metals & Mining–0.02%
=†πCelonis SE	2,137	332,068
		332,068
Pharmaceuticals–2.49%
Eli Lilly & Co.	51,402	40,069,401
		40,069,401
Professional Services–1.28%
Verisk Analytics, Inc.	66,455	20,700,733
		20,700,733
Semiconductors & Semiconductor Equipment–22.39%
Applied Materials, Inc.	145,004	26,545,882
ASML Holding NV	5,769	4,623,219
†Astera Labs, Inc.	92,343	8,349,654
Broadcom, Inc.	288,740	79,591,181
NVIDIA Corp.	1,124,421	177,647,274
QUALCOMM, Inc.	88,142	14,037,495
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	104,630	23,697,649
Texas Instruments, Inc.	127,594	26,491,066
		360,983,420
Software–13.02%
†AppLovin Corp. Class A	26,718	9,353,437
†Cadence Design Systems, Inc.	40,538	12,491,785
=†πCanva, Inc.	875	1,258,023
LVIP AllianceBernstein Large Cap Growth Fund-1

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
=†πEpic Games, Inc.	6,539	$4,810,350
†Manhattan Associates, Inc.	30,384	5,999,928
Microsoft Corp.	298,751	148,601,735
†ServiceNow, Inc.	17,022	17,499,978
=†πStripe, Inc. Class B	40,238	1,428,449
†Synopsys, Inc.	16,521	8,469,986
		209,913,671
Specialty Retail–2.23%
Home Depot, Inc.	71,069	26,056,738
Tractor Supply Co.	186,259	9,828,888
		35,885,626
Textiles, Apparel & Luxury Goods–1.35%
†Lululemon Athletica, Inc.	48,490	11,520,254
†On Holding AG Class A	197,946	10,303,089
		21,823,343
Trading Companies & Distributors–0.48%
United Rentals, Inc.	10,194	7,680,160
		7,680,160
Total Common Stock (Cost $761,487,472)		1,583,013,357
CONVERTIBLE PREFERRED STOCKS–1.13%
=†πCanva, Inc. Series A	52	74,763
=†πCanva, Inc. Series A3	18	25,879
=†πCanva, Inc. Series A4	3	4,313
=†πCelonis SE Series D	6,459	1,003,664
=†πDatabricks, Inc. Series I	50,702	5,484,942
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πFormagrid, Inc. Series F	10,238	$597,285
=†πGM Cruise Holdings LLC Class F	126,000	126,000
=†πGM Cruise Holdings LLC Class G	70,430	70,430
=†πNuro, Inc. Series C	189,324	2,423,347
=†πNuro, Inc. Series D	41,493	537,749
=†πRappi, Inc. Series E	36,866	537,138
=†πRedwood Materials, Inc. Series C	40,061	2,374,416
=†πRedwood Materials, Inc. Series D	41,085	2,435,108
=†πSila Nanotechnologies, Inc. Series F	35,141	687,140
=†πWaymo LLC Series A-2	17,257	1,828,379
Total Convertible Preferred Stocks (Cost $24,627,292)		18,210,553

MONEY MARKET FUND–0.87%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	14,053,060	14,053,060
Total Money Market Fund (Cost $14,053,060)		14,053,060

TOTAL INVESTMENTS–100.20% (Cost $800,167,824)	1,615,276,970
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(3,222,314)
NET ASSETS APPLICABLE TO 23,761,327 SHARES OUTSTANDING–100.00%	$1,612,054,656
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND STANDARD CLASS ($1,223,082,414 / 17,796,770 Shares)	$68.725
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND SERVICE CLASS ($388,972,242 / 5,964,557 Shares)	$65.214
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$227,447,385
Distributable earnings/(accumulated loss)	1,384,607,271
TOTAL NET ASSETS	$1,612,054,656

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $26,039,443, which represented 1.62% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP AllianceBernstein Large Cap Growth Fund-2

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	12/17/2021	$1,491,142	$1,258,023
Canva, Inc. Series A	12/17/2021	88,616	74,763
Canva, Inc. Series A3	12/17/2021	30,675	25,879
Canva, Inc. Series A4	12/17/2021	5,113	4,313
Celonis SE	6/17/2021	790,241	332,068
Celonis SE Series D	6/17/2021	2,388,489	1,003,664
Databricks, Inc. Series I	9/14/2023	3,726,597	5,484,942
Epic Games, Inc.	6/18/2020	4,238,405	4,810,350
Formagrid, Inc. Series F	12/8/2021	1,917,419	597,285
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	126,000
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	70,430
Magic Leap, Inc. Class A	9/20/2021	2,280,091	0
Nuro, Inc. Series C	10/30/2020	2,471,549	2,423,347
Nuro, Inc. Series D	10/29/2021	864,951	537,749
Rappi, Inc. Series E	9/8/2020	2,202,598	537,138
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	2,374,416
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	2,435,108
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,368	687,140
Stripe, Inc. Class B	12/17/2019	631,334	1,428,449
Waymo LLC Series A-2	5/8/2020	1,481,810	1,828,379
Total		$34,058,505	$26,039,443

★Includes $2,684,028 payable for fund shares redeemed, $28,254 other accrued expenses payable, $836,083 due to manager and affiliates,
$20,646 payable for audit fee and $76,016 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-3

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$4,296,221
Foreign taxes withheld	(44,498)
4,251,723
EXPENSES:
Management fees	4,834,594
Distribution fees-Service Class	458,590
Shareholder servicing fees	222,886
Accounting and administration expenses	189,434
Professional fees	42,226
Trustees’ fees and expenses	23,749
Custodian fees	19,585
Reports and statements to shareholders	15,412
Consulting fees	11,617
Pricing fees	281
Other	19,658
5,838,032
Less:
Management fees waived	(499,573)
Total operating expenses	5,338,459
NET INVESTMENT LOSS	(1,086,736)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	27,233,781
Net change in unrealized appreciation (depreciation) of:
Investments	87,024,694
Foreign currencies	888
Net change in unrealized appreciation (depreciation)	87,025,582
NET REALIZED AND UNREALIZED GAIN	114,259,363
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,172,627
See accompanying notes, which are an integral part of the financial statements.

LVIP AllianceBernstein Large Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,086,736)	$(2,739,590)
Net realized gain	27,233,781	567,083,406
Net change in unrealized appreciation (depreciation)	87,025,582	(187,132,519)
Net increase in net assets resulting from operations	113,172,627	377,211,297
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,489,881)
Service Class	—	(3,767,541)
	—	(15,257,422)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	67,289,960	116,213,330
Service Class	12,172,335	26,497,334
Reinvestment of dividends and distributions:
Standard Class	—	11,489,881
Service Class	—	3,767,541
	79,462,295	157,968,086
Cost of shares redeemed:
Standard Class	(170,141,893)	(326,840,759)
Service Class	(42,995,961)	(94,777,962)
	(213,137,854)	(421,618,721)
Decrease in net assets derived from capital share transactions	(133,675,559)	(263,650,635)
NET INCREASE (DECREASE) IN NET ASSETS	(20,502,932)	98,303,240
NET ASSETS:
Beginning of period	1,632,557,588	1,534,254,348
End of period	$1,612,054,656	$1,632,557,588
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-4

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$63.767	$51.096	$34.921	$72.325	$64.603	$49.150
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	(0.063)	(0.063)	(0.123)	(0.245)	(0.114)
Net realized and unrealized gain (loss)	4.984	13.302	16.238	(28.898)	13.460	17.835
Total from investment operations	4.958	13.239	16.175	(29.021)	13.215	17.721
Less dividends and distributions from:
Net realized gain	—	(0.568)	—	(8.383)	(5.493)	(2.268)
Total dividends and distributions	—	(0.568)	—	(8.383)	(5.493)	(2.268)
Net asset value, end of period	$68.725	$63.767	$51.096	$34.921	$72.325	$64.603
Total return[3]	7.78%	25.93%	46.32%	(40.72% )	20.47%	36.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,223,082	$1,240,481	$1,163,390	$1,020,107	$1,354,421	$1,398,314
Ratio of expenses to average net assets	0.64%	0.64%	0.68%	0.67%	0.66%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.70%	0.70%	0.69%	0.68%	0.69%
Ratio of net investment loss to average net assets	(0.09% )	(0.10% )	(0.14% )	(0.26% )	(0.34% )	(0.21% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.16% )	(0.16% )	(0.16% )	(0.28% )	(0.36% )	(0.23% )
Portfolio turnover	23%	81%	31%	33%	21%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-5

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$60.584	$48.690	$33.360	$69.858	$62.709	$47.880
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.098)	(0.201)	(0.165)	(0.237)	(0.411)	(0.242)
Net realized and unrealized gain (loss)	4.728	12.663	15.495	(27.878)	13.053	17.339
Total from investment operations	4.630	12.462	15.330	(28.115)	12.642	17.097
Less dividends and distributions from:
Net realized gain	—	(0.568)	—	(8.383)	(5.493)	(2.268)
Total dividends and distributions	—	(0.568)	—	(8.383)	(5.493)	(2.268)
Net asset value, end of period	$65.214	$60.584	$48.690	$33.360	$69.858	$62.709
Total return[3]	7.64%	25.62%	45.95%	(40.87% )	20.18%	36.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$388,972	$392,077	$370,864	$288,106	$492,319	$446,379
Ratio of expenses to average net assets	0.89%	0.89%	0.93%	0.92%	0.91%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.95%	0.95%	0.94%	0.93%	0.94%
Ratio of net investment loss to average net assets	(0.34% )	(0.35% )	(0.39% )	(0.51% )	(0.59% )	(0.46% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.41% )	(0.41% )	(0.41% )	(0.53% )	(0.61% )	(0.48% )
Portfolio turnover	23%	81%	31%	33%	21%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-6

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP AllianceBernstein Large Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP AllianceBernstein Large Cap Growth Fund-7

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP AllianceBernstein Large Cap Growth Fund is $1,820 and $1,649 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.065% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Alliance Bernstein L.P. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$66,133
Legal	10,080
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP AllianceBernstein Large Cap Growth Fund-8

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,803 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$720,762
Distribution fees payable to LFD	77,693
Printing and mailing fees payable to Lincoln Life	563
Shareholder servicing fees payable to Lincoln Life	37,065
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$364,833,960
Sales	499,270,641
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$800,167,824
Aggregate unrealized appreciation of investments	$851,158,224
Aggregate unrealized depreciation of investments	(36,049,078)
Net unrealized appreciation of investments	$815,109,146
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP AllianceBernstein Large Cap Growth Fund-9

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,768,491	$—	$—	$12,768,491
Automobiles	11,792,482	—	—	11,792,482
Beverages	38,860,519	—	—	38,860,519
Biotechnology	24,131,868	—	—	24,131,868
Broadline Retail	124,814,920	—	—	124,814,920
Building Products	5,049,455	—	—	5,049,455
Capital Markets	22,203,924	—	—	22,203,924
Chemicals	17,329,379	—	—	17,329,379
Commercial Services & Supplies	16,372,843	—	—	16,372,843
Communications Equipment	22,860,379	—	—	22,860,379
Consumer Staples Distribution & Retail	35,426,983	—	—	35,426,983
Diversified Telecommunication Services	—	—	— *	0
Entertainment	87,726,406	—	—	87,726,406
Financial Services	71,645,539	—	—	71,645,539
Ground Transportation	6,012,711	—	—	6,012,711
Health Care Equipment & Supplies	46,207,927	—	—	46,207,927
Health Care Providers & Services	25,994,007	—	—	25,994,007
Health Care Technology	19,769,251	—	—	19,769,251
Hotels, Restaurants & Leisure	33,315,271	—	—	33,315,271
Insurance	16,569,337	—	—	16,569,337
Interactive Media & Services	194,686,202	—	—	194,686,202
IT Services	7,683,464	—	—	7,683,464
Life Sciences Tools & Services	27,592,655	—	—	27,592,655
Machinery	16,810,922	—	—	16,810,922
Metals & Mining	—	—	332,068	332,068
Pharmaceuticals	40,069,401	—	—	40,069,401
Professional Services	20,700,733	—	—	20,700,733
Semiconductors & Semiconductor Equipment	360,983,420	—	—	360,983,420
Software	202,416,849	—	7,496,822	209,913,671
Specialty Retail	35,885,626	—	—	35,885,626
Textiles, Apparel & Luxury Goods	21,823,343	—	—	21,823,343
Trading Companies & Distributors	7,680,160	—	—	7,680,160
Convertible Preferred Stocks	—	—	18,210,553	18,210,553
Money Market Fund	14,053,060	—	—	14,053,060
Total Investments	$1,589,237,527	$—	$26,039,443	$1,615,276,970

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
LVIP AllianceBernstein Large Cap Growth Fund-10

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$7,828,890	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	4.5x-14.1x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	8.6x-17.7x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stock	$18,210,553	Recent Transaction	#	#
		Recent Transaction	Conversion Ratio	1.000-1.191 (1.035)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.4x-0.5x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	0.6x-18.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.8x-17.7x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	7.5x-16.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Total	$26,039,443
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$6,862,484	$—	$—	$—	$—	$—	$—	$—	$966,406	$7,828,890	$966,406
Convertible Preferred Stocks	16,218,752	—	—	—	—	—	—	—	1,991,801	18,210,553	1,991,801
Total	$23,081,236	$—	$—	$—	$—	— $	$—	$—	$2,958,207	$26,039,443	$2,958,207
LVIP AllianceBernstein Large Cap Growth Fund-11

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,049,355	1,958,684
Service Class	206,946	475,179
Shares reinvested:
Standard Class	—	183,168
Service Class	—	63,127
	1,256,301	2,680,158
Shares redeemed:
Standard Class	(2,705,907)	(5,457,053)
Service Class	(713,983)	(1,683,483)
	(3,419,890)	(7,140,536)
Net decrease	(2,163,589)	(4,460,378)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual
LVIP AllianceBernstein Large Cap Growth Fund-12

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-13

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–11.04%
✧American Funds®– Capital Income Builder	1,215,833	$92,816,673
		92,816,673
Equity Funds–39.91%
✧American Funds®-
American Mutual Fund	1,663,252	98,830,437
Growth Fund of America	1,493,358	123,082,550
Investment Company of America	1,806,096	113,657,601
		335,570,588
Fixed Income Funds–36.01%
✧American Funds®-
Bond Fund of America	22,935,616	260,548,598
High-Income Trust	2,845,758	28,030,720
Inflation Linked Bond Fund	1,483,231	14,253,851
		302,833,169
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.04%
✧American Funds®– Smallcap World Fund	339,029	$25,552,599
		25,552,599
International Equity Funds–10.05%
✧American Funds®-
EuroPacific Growth Fund	1,252,021	76,022,704
New World Fund	95,092	8,462,289
		84,484,993
Total Investment Companies (Cost $725,993,836)		841,258,022

TOTAL INVESTMENTS–100.05% (Cost $725,993,836)	841,258,022
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(455,632)
NET ASSETS APPLICABLE TO 68,115,091 SHARES OUTSTANDING–100.00%	$840,802,390
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($57,467,439 / 4,638,652 Shares)	$12.389
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($783,334,951 / 63,476,439 Shares)	$12.341
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$711,413,587
Distributable earnings/(accumulated loss)	129,388,803
TOTAL NET ASSETS	$840,802,390

✧Class R-6 shares.

★Includes $1,139,719 payable for securities purchased, $451,184 payable for fund shares redeemed, $21,132 other accrued expenses payable,
$383,852 due to manager and affiliates, $11,544 payable for audit fee and $8,284 payable for fund accounting fee as of June 30, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-1

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–6.00%
✧American Funds®– Capital Income Builder	683,121	$52,149,471
		52,149,471
Equity Funds–45.98%
✧American Funds®-
American Mutual Fund	2,125,447	126,294,061
Growth Fund of America	1,741,460	143,531,102
Investment Company of America	2,060,758	129,683,527
		399,508,690
Fixed Income Funds–27.23%
✧American Funds®-
Bond Fund of America	17,545,743	199,319,643
High-Income Trust	2,357,523	23,221,602
Inflation Linked Bond Fund	1,458,294	14,014,202
		236,555,447
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.53%
✧American Funds®– Smallcap World Fund	407,439	$30,708,711
		30,708,711
International Equity Fund–17.31%
✧American Funds®– EuroPacific Growth Fund	2,476,223	150,356,243
		150,356,243
Total Investment Companies (Cost $756,060,822)		869,278,562

TOTAL INVESTMENTS–100.05% (Cost $756,060,822)	869,278,562
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(449,418)
NET ASSETS APPLICABLE TO 69,708,901 SHARES OUTSTANDING–100.00%	$868,829,144
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($110,104,494 / 8,801,416 Shares)	$12.510
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($758,724,650 / 60,907,485 Shares)	$12.457
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$725,839,850
Distributable earnings/(accumulated loss)	142,989,294
TOTAL NET ASSETS	$868,829,144

✧Class R-6 shares.

★Includes $995,901 payable for securities purchased, $173,726 payable for fund shares redeemed, $22,229 other accrued expenses payable,
$384,121 due to manager and affiliates, $11,544 payable for audit fee and $8,285 payable for fund accounting fee as of June 30, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-2

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–11.12%
✧American Funds®– Capital Income Builder	247,081	$18,862,172
		18,862,172
Equity Funds–29.05%
✧American Funds®-
American Mutual Fund	221,942	13,187,777
Growth Fund of America	217,097	17,893,113
Investment Company of America	289,288	18,204,932
		49,285,822
Fixed Income Funds–55.97%
✧American Funds®-
Bond Fund of America	7,560,279	85,884,764
High-Income Trust	571,272	5,627,029
Inflation Linked Bond Fund	358,102	3,441,358
		94,953,151
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.28%
✧American Funds®– Smallcap World Fund	28,695	$2,162,761
		2,162,761
International Equity Funds–2.65%
✧American Funds®-
EuroPacific Growth Fund	56,537	3,432,910
New World Fund	11,977	1,065,859
		4,498,769
Total Investment Companies (Cost $148,950,790)		169,762,675

TOTAL INVESTMENTS–100.07% (Cost $148,950,790)	169,762,675
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(112,578)
NET ASSETS APPLICABLE TO 14,471,704 SHARES OUTSTANDING–100.00%	$169,650,097
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($19,116,580 / 1,626,648 Shares)	$11.752
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($150,533,517 / 12,845,056 Shares)	$11.719
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$151,144,559
Distributable earnings/(accumulated loss)	18,505,538
TOTAL NET ASSETS	$169,650,097

✧Class R-6 shares.

★Includes $355,287 payable for securities purchased, $31,210 payable for fund shares redeemed, $7,206 other accrued expenses payable,
$75,830 due to manager and affiliates, $11,544 payable for audit fee and $8,215 payable for fund accounting fee as of June 30, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-3

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends	$9,586,566	$7,767,599	$2,679,346
EXPENSES:
Distribution fees-Service Class	1,320,894	1,267,055	263,795
Management fees	1,009,117	1,026,055	210,700
Shareholder servicing fees	117,058	119,022	24,441
Accounting and administration expenses	52,864	53,440	21,039
Professional fees	24,029	24,141	17,199
Trustees’ fees and expenses	12,007	12,150	2,540
Reports and statements to shareholders	6,956	7,553	3,083
Custodian fees	3,565	3,463	2,582
Consulting fees	2,518	2,528	2,305
Other	15,984	17,021	3,197
	2,564,992	2,532,428	550,881
Less:
Management fees waived	(161,459)	(143,648)	(33,712)
Total operating expenses	2,403,533	2,388,780	517,169
NET INVESTMENT INCOME	7,183,033	5,378,819	2,162,177
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(4,257,405)	1,047,902	(1,314,652)
Distributions from unaffiliated investment companies	3,078,943	5,204,451	258,199
Net change in unrealized appreciation (depreciation) of investments	59,210,290	61,176,720	9,973,746
NET REALIZED AND UNREALIZED GAIN	58,031,828	67,429,073	8,917,293
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,214,861	$72,807,892	$11,079,470
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-4

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,183,033	$17,272,698	$5,378,819	$14,715,683	$2,162,177	$4,884,153
Net realized gain (loss)	(1,178,462)	29,289,251	6,252,353	37,484,062	(1,056,453)	3,215,492
Net change in unrealized appreciation (depreciation)	59,210,290	37,835,511	61,176,720	38,409,160	9,973,746	5,647,033
Net increase in net assets resulting from operations	65,214,861	84,397,460	72,807,892	90,608,905	11,079,470	13,746,678
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,316,568)	—	(2,110,095)	—	(528,359)
Service Class	—	(17,408,987)	—	(14,729,149)	—	(4,167,953)
	—	(18,725,555)	—	(16,839,244)	—	(4,696,312)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,819,976	7,545,157	11,273,566	24,513,619	1,530,483	3,932,691
Service Class	24,968,758	51,824,847	28,227,428	43,123,902	5,566,888	14,799,660
Reinvestment of dividends and distributions:
Standard Class	—	1,316,568	—	2,110,095	—	528,359
Service Class	—	17,408,987	—	14,729,149	—	4,167,953
	30,788,734	78,095,559	39,500,994	84,476,765	7,097,371	23,428,663
Cost of shares redeemed:
Standard Class	(3,393,665)	(9,573,720)	(1,093,966)	(7,690,010)	(1,320,387)	(2,166,445)
Service Class	(68,784,531)	(137,672,088)	(67,962,820)	(128,521,329)	(19,957,924)	(34,138,997)
	(72,178,196)	(147,245,808)	(69,056,786)	(136,211,339)	(21,278,311)	(36,305,442)
Decrease in net assets derived from capital share transactions	(41,389,462)	(69,150,249)	(29,555,792)	(51,734,574)	(14,180,940)	(12,876,779)
NET INCREASE (DECREASE) IN NET ASSETS	23,825,399	(3,478,344)	43,252,100	22,035,087	(3,101,470)	(3,826,413)
NET ASSETS:
Beginning of period	816,976,991	820,455,335	825,577,044	803,541,957	172,751,567	176,577,980
End of period	$840,802,390	$816,976,991	$868,829,144	$825,577,044	$169,650,097	$172,751,567
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-5

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.423	$10.556	$12.115	$15.250	$14.451	$13.077
Income (loss) from investment operations:
Net investment income[2]	0.122	0.272	0.302	0.264	0.234	0.226
Net realized and unrealized gain (loss)	0.844	0.901	1.151	(2.517)	1.294	1.870
Total from investment operations	0.966	1.173	1.453	(2.253)	1.528	2.096
Less dividends and distributions from:
Net investment income	—	(0.288)	(0.268)	(0.262)	(0.373)	(0.262)
Net realized gain	—	(0.018)	(2.711)	(0.620)	(0.356)	(0.460)
Return of capital	—	—	(0.033)	—	—	—
Total dividends and distributions	—	(0.306)	(3.012)	(0.882)	(0.729)	(0.722)
Net asset value, end of period	$12.389	$11.423	$10.556	$12.115	$15.250	$14.451
Total return[3]	8.46%	11.12%	13.68%	(14.63% )	10.63%	16.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57,467	$50,558	$47,366	$46,216	$56,474	$49,888
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.25%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	2.10% [5]	2.42%	2.53%	1.98%	1.54%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06% [5]	2.38%	2.49%	1.94%	1.49%	1.65%
Portfolio turnover	9%	20%	18%	81%	16%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-6

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.398	$10.533	$12.103	$15.232	$14.436	$13.069
Income (loss) from investment operations:
Net investment income[2]	0.101	0.232	0.259	0.217	0.180	0.179
Net realized and unrealized gain (loss)	0.842	0.898	1.147	(2.512)	1.292	1.863
Total from investment operations	0.943	1.130	1.406	(2.295)	1.472	2.042
Less dividends and distributions from:
Net investment income	—	(0.247)	(0.232)	(0.214)	(0.320)	(0.215)
Net realized gain	—	(0.018)	(2.711)	(0.620)	(0.356)	(0.460)
Return of capital	—	—	(0.033)	—	—	—
Total dividends and distributions	—	(0.265)	(2.976)	(0.834)	(0.676)	(0.675)
Net asset value, end of period	$12.341	$11.398	$10.533	$12.103	$15.232	$14.436
Total return[3]	8.27%	10.74%	13.27%	(14.92% )	10.24%	15.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$783,335	$766,419	$773,090	$756,462	$977,768	$934,459
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%	0.60%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	1.75% [5]	2.07%	2.18%	1.63%	1.19%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.71% [5]	2.03%	2.14%	1.59%	1.14%	1.30%
Portfolio turnover	9%	20%	18%	81%	16%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-7

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.449	$10.467	$12.453	$15.828	$14.945	$13.459
Income (loss) from investment operations:
Net investment income[2]	0.094	0.237	0.277	0.233	0.229	0.192
Net realized and unrealized gain (loss)	0.967	1.020	1.325	(2.740)	1.393	2.057
Total from investment operations	1.061	1.257	1.602	(2.507)	1.622	2.249
Less dividends and distributions from:
Net investment income	—	(0.249)	(0.258)	(0.214)	(0.345)	(0.219)
Net realized gain	—	(0.026)	(3.308)	(0.654)	(0.394)	(0.544)
Return of capital	—	—	(0.022)	—	—	—
Total dividends and distributions	—	(0.275)	(3.588)	(0.868)	(0.739)	(0.763)
Net asset value, end of period	$12.510	$11.449	$10.467	$12.453	$15.828	$14.945
Total return[3]	9.27%	12.01%	14.95%	(15.66% )	10.88%	17.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,104	$90,819	$65,735	$38,766	$29,845	$20,171
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.25%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	1.62% [5]	2.11%	2.33%	1.72%	1.45%	1.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.58% [5]	2.07%	2.29%	1.68%	1.40%	1.37%
Portfolio turnover	12%	21%	19%	85%	15%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-8

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.420	$10.441	$12.439	$15.809	$14.928	$13.450
Income (loss) from investment operations:
Net investment income[2]	0.073	0.196	0.238	0.187	0.173	0.145
Net realized and unrealized gain (loss)	0.964	1.016	1.315	(2.738)	1.391	2.048
Total from investment operations	1.037	1.212	1.553	(2.551)	1.564	2.193
Less dividends and distributions from:
Net investment income	—	(0.207)	(0.221)	(0.165)	(0.289)	(0.171)
Net realized gain	—	(0.026)	(3.308)	(0.654)	(0.394)	(0.544)
Return of capital	—	—	(0.022)	—	—	—
Total dividends and distributions	—	(0.233)	(3.551)	(0.819)	(0.683)	(0.715)
Net asset value, end of period	$12.457	$11.420	$10.441	$12.439	$15.809	$14.928
Total return[3]	9.08%	11.61%	14.55%	(15.96% )	10.50%	16.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$758,725	$734,758	$737,807	$724,801	$949,809	$919,720
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%	0.60%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	1.27% [5]	1.76%	1.98%	1.37%	1.10%	1.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.23% [5]	1.72%	1.94%	1.33%	1.05%	1.02%
Portfolio turnover	12%	21%	19%	85%	15%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-9

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.988	$10.446	$10.585	$13.143	$12.804	$11.701
Income (loss) from investment operations:
Net investment income[2]	0.160	0.339	0.301	0.261	0.198	0.226
Net realized and unrealized gain (loss)	0.604	0.545	0.779	(2.036)	0.745	1.415
Total from investment operations	0.764	0.884	1.080	(1.775)	0.943	1.641
Less dividends and distributions from:
Net investment income	—	(0.342)	(0.303)	(0.275)	(0.409)	(0.281)
Net realized gain	—	—	(0.903)	(0.508)	(0.195)	(0.257)
Return of capital	—	—	(0.013)	—	—	—
Total dividends and distributions	—	(0.342)	(1.219)	(0.783)	(0.604)	(0.538)
Net asset value, end of period	$11.752	$10.988	$10.446	$10.585	$13.143	$12.804
Total return[3]	6.95%	8.48%	10.77%	(13.39% )	7.39%	14.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,117	$17,670	$14,561	$12,139	$12,452	$11,783
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.28%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.34%	0.34%	0.34%	0.34%	0.33%	0.34%
Ratio of net investment income to average net assets	2.88% [5]	3.10%	2.81%	2.25%	1.49%	1.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.84% [5]	3.06%	2.77%	2.21%	1.44%	1.82%
Portfolio turnover	9%	24%	24%	91%	18%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-10

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.976	$10.434	$10.576	$13.130	$12.793	$11.694
Income (loss) from investment operations:
Net investment income[2]	0.140	0.300	0.263	0.221	0.151	0.184
Net realized and unrealized gain (loss)	0.603	0.543	0.776	(2.034)	0.743	1.411
Total from investment operations	0.743	0.843	1.039	(1.813)	0.894	1.595
Less dividends and distributions from:
Net investment income	—	(0.301)	(0.265)	(0.233)	(0.362)	(0.239)
Net realized gain	—	—	(0.903)	(0.508)	(0.195)	(0.257)
Return of capital	—	—	(0.013)	—	—	—
Total dividends and distributions	—	(0.301)	(1.181)	(0.741)	(0.557)	(0.496)
Net asset value, end of period	$11.719	$10.976	$10.434	$10.576	$13.130	$12.793
Total return[3]	6.77%	8.09%	10.40%	(13.70% )	7.01%	13.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,534	$155,082	$162,017	$163,849	$212,910	$209,799
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.63%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.69%	0.69%	0.69%	0.69%	0.68%	0.69%
Ratio of net investment income to average net assets	2.53% [5]	2.75%	2.46%	1.90%	1.14%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.49% [5]	2.71%	2.42%	1.86%	1.09%	1.47%
Portfolio turnover	9%	24%	24%	91%	18%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-11

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds-12

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount for the LVIP American Growth Allocation Fund is 0.035% of the Fund's average daily net assets. The waiver amount for the LVIP American Balanced Allocation Fund and LVIP American Income Allocation Fund  is 0.04% of each Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$34,311	$34,806	$7,213
Legal	5,229	5,305	1,099
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$1,961	$2,554	$968
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Allocation Funds-13

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LFI	$142,621	$150,099	$28,924
Distribution fees payable to LFD	221,536	213,776	42,841
Printing and mailing fees payable to Lincoln Life	—	—	71
Shareholder servicing fees payable to Lincoln Life	19,695	20,246	3,994
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$74,281,172	$98,707,079	$14,837,004
Sales	105,327,369	117,616,830	26,584,714
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$725,993,836	$756,060,822	$148,950,790
Aggregate unrealized appreciation of investments	$121,637,911	$118,465,326	$23,471,161
Aggregate unrealized depreciation of investments	(6,373,725)	(5,247,586)	(2,659,276)
Net unrealized appreciation of investments	$115,264,186	$113,217,740	$20,811,885
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Allocation Funds-14

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Investment Companies	$841,258,022	$869,278,562	$169,762,675
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	502,618	671,128	962,999	2,174,323	136,466	361,955
Service Class	2,147,434	4,627,291	2,406,196	3,859,055	499,824	1,349,189
Shares reinvested:
Standard Class	—	115,580	—	184,643	—	48,248
Service Class	—	1,531,537	—	1,291,917	—	380,948
	2,650,052	6,945,536	3,369,195	7,509,938	636,290	2,140,340
Shares redeemed:
Standard Class	(290,018)	(847,777)	(94,073)	(706,930)	(117,899)	(196,161)
Service Class	(5,912,734)	(12,313,409)	(5,835,702)	(11,481,689)	(1,783,375)	(3,129,521)
	(6,202,752)	(13,161,186)	(5,929,775)	(12,188,619)	(1,901,274)	(3,325,682)
Net decrease	(3,552,700)	(6,215,650)	(2,560,580)	(4,678,681)	(1,264,984)	(1,185,342)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP American Allocation Funds-15

LVIP American Allocation Funds
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds-16

LVIP American Century Balanced Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Balanced Fund

LVIP American Century Balanced Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.13%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA2 Class M1A 6.31% (30 day USD SOFR Average + 2.00%) 6/25/43	60,110	$60,507
•Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2017-C03 Class 1M2C 7.42% (30 day USD SOFR Average + 3.11%) 10/25/29	38,658	39,412
*Federal National Mortgage Association REMICS Series 2023-39 Class AI 2.00% 7/25/52	3,078,071	400,958
Total Agency Collateralized Mortgage Obligations (Cost $483,805)		500,877
AGENCY MORTGAGE-BACKED SECURITIES–13.82%
Federal Home Loan Mortgage Corp.
2.00% 6/1/36	581,694	536,859
2.00% 8/1/51	543,305	433,996
2.50% 5/1/51	630,984	528,552
2.50% 8/1/51	826,039	688,475
2.50% 10/1/51	261,982	219,985
3.00% 1/1/50	540,249	467,852
3.00% 7/1/51	301,372	262,510
3.00% 12/1/51	452,898	393,252
3.00% 2/1/52	283,123	247,788
3.00% 6/1/52	218,455	191,036
3.50% 2/1/49	800,338	736,253
3.50% 5/1/50	101,196	91,992
3.50% 5/1/51	428,299	389,986
3.50% 5/1/52	371,337	337,833
4.00% 5/1/52	876,483	819,078
4.00% 6/1/52	1,118,053	1,048,345
4.50% 8/1/52	128,780	124,389
4.50% 10/1/52	1,710,151	1,639,585
5.00% 7/1/52	201,266	199,137
5.50% 11/1/52	136,631	137,258
5.50% 12/1/52	158,103	159,159
6.00% 11/1/52	985,072	1,004,495
6.00% 1/1/53	552,793	564,648
6.00% 3/1/53	1,643,127	1,671,799
6.50% 11/1/53	549,811	569,600
Federal National Mortgage Association
2.00% 5/1/36	241,787	223,635
2.00% 3/1/51	125,171	99,222
2.00% 3/1/52	955,147	765,692
2.50% 6/1/50	535,510	449,992
2.50% 10/1/50	730,580	609,637
2.50% 12/1/50	194,905	161,853
2.50% 2/1/51	850,760	714,703
2.50% 12/1/51	591,097	496,027
2.50% 2/1/52	199,909	167,346
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 3/1/52	425,112	$356,774
3.00% 2/1/50	97,964	85,819
3.00% 6/1/51	42,934	37,747
3.00% 2/1/52	1,238,181	1,081,499
3.00% 3/1/52	488,249	428,526
3.00% 4/1/52	178,644	156,039
3.00% 5/1/52	351,114	309,383
3.00% 6/1/52	152,460	134,339
•3.18% (1 yr. USD RFUCCT + 1.61%) 3/1/47	15,715	15,518
3.50% 5/1/42	104,995	98,604
3.50% 4/1/52	232,083	209,177
3.50% 5/1/52	2,099,415	1,905,446
3.50% 6/1/52	540,601	494,720
4.00% 4/1/52	827,261	774,341
4.00% 5/1/52	1,036,142	965,499
4.50% 9/1/41	9,823	9,731
4.50% 7/1/52	461,873	442,648
4.50% 9/1/52	271,109	262,201
5.00% 8/1/52	1,105,399	1,091,858
5.00% 9/1/52	307,127	303,324
5.00% 10/1/52	1,027,791	1,012,921
5.00% 1/1/53	845,384	833,237
5.50% 10/1/52	507,751	509,180
5.50% 1/1/53	2,803,657	2,810,934
5.50% 3/1/54	1,233,388	1,236,670
6.00% 9/1/53	1,397,289	1,425,987
6.00% 5/1/54	661,730	673,414
6.50% 1/1/53	776,656	804,893
Government National Mortgage Association
2.00% 10/20/50	1,460,935	1,190,015
2.50% 11/20/50	600,845	501,832
2.50% 2/20/51	557,613	474,199
3.00% 5/20/50	177,339	157,471
3.00% 7/20/50	469,359	416,482
3.00% 7/20/51	441,871	391,394
3.50% 6/20/51	433,921	396,826
4.00% 9/20/52	1,264,030	1,181,347
4.50% 1/15/40	8,882	8,723
4.50% 6/15/41	14,770	14,447
4.50% 9/20/52	1,188,914	1,147,848
4.50% 10/20/52	978,849	945,241
5.00% 12/20/54	581,922	572,599
6.50% 5/15/28	388	394
7.00% 4/20/26	241	249
7.00% 5/15/31	3,941	4,080
7.50% 8/15/26	293	294
Government National Mortgage Association, TBA
2.50% 7/20/54	1,032,000	876,621
4.00% 7/20/54	1,488,000	1,383,275
5.50% 7/20/54	668,000	668,877
Uniform Mortgage-Backed Security, TBA
5.00% 7/1/54	3,051,000	2,989,675
LVIP American Century Balanced Fund-1

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Uniform Mortgage-Backed Security, TBA (continued)
5.50% 8/1/54	3,733,000	$3,732,146
Total Agency Mortgage-Backed Securities (Cost $53,633,200)		52,676,433
AGENCY OBLIGATIONS–0.54%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	793,664
Federal National Mortgage Association
0.75% 10/8/27	600,000	561,327
0.88% 8/5/30	800,000	691,179
Total Agency Obligations (Cost $2,077,245)		2,046,170
ΔCORPORATE BONDS–10.74%
Australia–0.06%
μAustralia & New Zealand Banking Group Ltd. 2.57% 11/25/35	254,000	222,806
		222,806
Canada–0.46%
Antares Holdings LP 6.35% 10/23/29	250,000	252,568
μBank of Nova Scotia
3.63% 10/27/81	225,000	210,516
8.63% 10/27/82	240,000	254,693
μEnbridge, Inc. 6.00% 1/15/77	360,000	359,779
μRoyal Bank of Canada 5.15% 2/4/31	243,000	247,997
μToronto-Dominion Bank 8.13% 10/31/82	401,000	418,807
		1,744,360
Denmark–0.23%
μDanske Bank AS
4.38% 5/18/26	700,000	688,625
5.71% 3/1/30	200,000	207,506
		896,131
Finland–0.14%
μNordea Bank Abp 6.63% 3/26/26	515,000	517,961
		517,961
France–0.70%
μBNP Paribas SA
4.38% 3/1/33	200,000	195,909
4.63% 1/12/27	315,000	305,954
μBPCE SA
3.65% 1/14/37	250,000	219,800
7.00% 10/19/34	250,000	274,658
μCredit Agricole SA 8.13% 12/23/25	700,000	708,750
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
Electricite de France SA 6.38% 1/13/55	150,000	$150,467
Engie SA 5.88% 4/10/54	205,000	201,797
μSociete Generale SA
4.75% 5/26/26	200,000	196,779
5.51% 5/22/31	200,000	203,961
9.38% 11/22/27	200,000	212,244
		2,670,319
Germany–0.16%
μAllianz SE 3.50% 11/17/25	400,000	393,263
μDeutsche Bank AG 6.00% 10/30/25	200,000	199,089
		592,352
Ireland–0.08%
Avolon Holdings Funding Ltd.
5.15% 1/15/30	53,000	53,385
6.38% 5/4/28	58,000	60,480
Icon Investments Six DAC 6.00% 5/8/34	200,000	204,396
		318,261
Italy–0.20%
Eni SpA 5.95% 5/15/54	200,000	193,488
Intesa Sanpaolo SpA
3.88% 7/14/27	200,000	197,393
μ4.20% 6/1/32	200,000	183,962
μ7.70% 9/17/25	200,000	200,369
		775,212
Japan–0.03%
Honda Motor Co. Ltd. 5.34% 7/8/35	105,000	105,268
		105,268
Luxembourg–0.05%
Greensaif Pipelines Bidco SARL 5.85% 2/23/36	204,000	206,039
		206,039
Mexico–0.29%
Petroleos Mexicanos
5.35% 2/12/28	499,000	479,161
5.95% 1/28/31	59,000	53,338
6.49% 1/23/27	97,000	96,510
6.50% 3/13/27	253,000	251,242
6.84% 1/23/30	44,000	42,508
Trust Fibra Uno 4.87% 1/15/30	200,000	189,946
		1,112,705
Netherlands–0.20%
μING Groep NV 5.75% 11/16/26	515,000	512,169
LVIP American Century Balanced Fund-2

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands (continued)
Siemens Financieringsmaatschappij NV 1.20% 3/11/26	250,000	$244,865
		757,034
Spain–0.05%
μBanco Santander SA 4.75% 11/12/26	200,000	193,886
		193,886
Sweden–0.07%
Skandinaviska Enskilda Banken AB
1.20% 9/9/26	50,000	48,292
μ6.88% 6/30/27	200,000	203,750
		252,042
Switzerland–0.06%
μUBS Group AG 9.25% 11/13/28	205,000	223,752
		223,752
United Kingdom–0.43%
μAustralia & New Zealand Banking Group Ltd. 6.75% 6/15/26	206,000	208,548
μLloyds Banking Group PLC 7.50% 9/27/25	570,000	571,530
μMacquarie Bank Ltd. 6.13% 3/8/27	245,000	246,143
μNatWest Group PLC 6.00% 12/29/25	495,000	494,187
Rio Tinto Finance USA PLC 5.75% 3/14/55	107,000	107,133
		1,627,541
United States–7.53%
AbbVie, Inc. 5.35% 3/15/44	111,000	108,799
AEP Transmission Co. LLC 5.38% 6/15/35	32,000	32,696
AGCO Corp. 5.80% 3/21/34	121,000	122,804
Aircastle Ltd. 6.50% 7/18/28	200,000	208,804
Ally Financial, Inc. 8.00% 11/1/31	266,000	302,873
μAmerican Express Co. 3.55% 9/15/26	190,000	185,563
American Honda Finance Corp. 4.95% 1/9/26	200,000	200,440
American International Group, Inc. 4.38% 6/30/50	83,000	69,466
Amgen, Inc. 5.65% 3/2/53	185,000	180,633
Apple, Inc. 4.50% 5/12/32	220,000	222,788
AppLovin Corp.
5.13% 12/1/29	45,000	45,586
5.38% 12/1/31	84,000	85,476
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Arizona Public Service Co. 5.70% 8/15/34	123,000	$126,821
Ashtead Capital, Inc. 5.95% 10/15/33	200,000	207,156
AT&T, Inc. 6.38% 3/1/41	25,000	26,603
Athene Global Funding 5.53% 7/11/31	120,000	122,583
Atlas Warehouse Lending Co. LP 6.25% 1/15/30	390,000	394,119
μBank of America Corp.
5.47% 1/23/35	215,000	220,878
5.51% 1/24/36	145,000	149,091
Beacon Funding Trust 6.27% 8/15/54	125,000	123,740
Black Hills Corp. 6.00% 1/15/35	83,000	86,083
Blackstone Private Credit Fund
5.95% 7/16/29	35,000	35,662
7.30% 11/27/28	45,000	47,992
Blue Owl Capital Corp.
2.88% 6/11/28	50,000	46,580
5.95% 3/15/29	160,000	160,822
Blue Owl Credit Income Corp. 6.60% 9/15/29	220,000	226,368
Blue Owl Technology Finance Corp. 6.10% 3/15/28	136,000	136,737
Boeing Co. 5.71% 5/1/40	125,000	123,492
Boston Gas Co. 5.84% 1/10/35	52,000	54,046
BP Capital Markets America, Inc. 3.06% 6/17/41	100,000	73,811
Bristol-Myers Squibb Co. 5.55% 2/22/54	155,000	151,216
Brown & Brown, Inc. 4.90% 6/23/30	165,000	166,535
Carnival Corp. 4.00% 8/1/28	235,000	230,006
Caterpillar, Inc. 5.20% 5/15/35	73,000	74,413
μCharles Schwab Corp.
4.00% 6/1/26	293,000	288,600
5.00% 6/1/27	300,000	298,943
Cheniere Energy, Inc. 4.63% 10/15/28	160,000	159,779
Cisco Systems, Inc. 5.50% 2/24/55	104,000	103,778
Citibank NA 4.91% 5/29/30	250,000	254,800
μCitigroup, Inc.
3.88% 2/18/26	340,000	335,319
4.00% 12/10/25	307,000	304,836
4.41% 3/31/31	65,000	64,310
5.61% 3/4/56	75,000	73,616
μCitizens Financial Group, Inc. 5.65% 10/6/25	153,000	152,935
CNO Financial Group, Inc. 6.45% 6/15/34	87,000	91,240
LVIP American Century Balanced Fund-3

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Columbia Pipelines Operating Co. LLC 6.04% 11/15/33	140,000	$146,900
μComerica, Inc. 5.63% 7/1/25	335,000	335,000
Commonwealth Edison Co.
5.30% 2/1/53	56,000	53,043
5.95% 6/1/55	53,000	54,877
Corebridge Financial, Inc.
5.75% 1/15/34	70,000	72,724
μ6.38% 9/15/54	106,000	105,648
Cousins Properties LP 5.38% 2/15/32	175,000	176,821
Cox Communications, Inc. 5.70% 6/15/33	117,000	118,439
CRH America Finance, Inc. 5.50% 1/9/35	200,000	204,961
CVS Health Corp.
6.00% 6/1/44	170,000	168,028
μ7.00% 3/10/55	98,000	101,078
Dell International LLC/EMC Corp. 5.30% 4/1/32	70,000	71,547
Delta Air Lines, Inc. 4.95% 7/10/28	130,000	130,743
Diamondback Energy, Inc. 6.25% 3/15/33	130,000	138,452
Dominion Energy, Inc. 4.90% 8/1/41	185,000	166,822
Dr. Horton, Inc. 4.85% 10/15/30	106,000	106,934
DTE Electric Co. 5.85% 5/15/55	35,000	35,833
Duke Energy Corp.
5.00% 8/15/52	80,000	70,136
5.80% 6/15/54	150,000	146,459
Duke Energy Florida LLC 5.95% 11/15/52	90,000	92,390
Duke Energy Progress LLC
4.15% 12/1/44	175,000	142,700
4.35% 3/6/27	131,000	131,623
5.35% 3/15/53	50,000	47,545
5.55% 3/15/55	85,000	83,082
Duke University 3.30% 10/1/46	110,000	78,251
Duke University Health System, Inc. 3.92% 6/1/47	30,000	23,662
Eastern Energy Gas Holdings LLC 5.65% 10/15/54	63,000	60,205
Energy Transfer LP
6.13% 12/15/45	140,000	137,505
6.55% 12/1/33	240,000	260,391
EOG Resources, Inc. 5.95% 7/15/55	28,000	28,514
EPR Properties
3.75% 8/15/29	45,000	42,847
4.95% 4/15/28	215,000	214,582
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Expand Energy Corp. 6.75% 4/15/29	51,000	$51,611
Expedia Group, Inc. 5.40% 2/15/35	147,000	148,013
μFifth Third Bancorp 4.50% 9/30/25	215,000	214,143
Florida Power & Light Co. 4.13% 2/1/42	254,000	215,783
Flowers Foods, Inc. 5.75% 3/15/35	95,000	97,359
Ford Motor Credit Co. LLC
5.85% 5/17/27	200,000	201,522
6.05% 11/5/31	200,000	198,968
7.20% 6/10/30	200,000	210,479
Foundry JV Holdco LLC
5.50% 1/25/31	310,000	317,966
6.10% 1/25/36	200,000	206,923
6.30% 1/25/39	200,000	209,210
General Motors Financial Co., Inc. 5.60% 6/18/31	120,000	122,393
Glencore Funding LLC
5.19% 4/1/30	180,000	183,518
5.89% 4/4/54	45,000	44,081
GLP Capital LP/GLP Financing II, Inc. 5.38% 4/15/26	80,000	80,017
μGoldman Sachs Group, Inc.
4.69% 10/23/30	154,000	154,463
6.48% 10/24/29	145,000	153,811
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	124,949
GXO Logistics, Inc.
6.25% 5/6/29	297,000	310,069
6.50% 5/6/34	90,000	94,141
HCA, Inc.
5.25% 3/1/30	111,000	113,797
6.20% 3/1/55	54,000	54,385
Hewlett Packard Enterprise Co. 4.85% 10/15/31	118,000	117,695
Home Depot, Inc. 5.30% 6/25/54	104,000	99,844
HPS Corporate Lending Fund
5.45% 1/14/28	65,000	65,183
6.25% 9/30/29	110,000	112,140
Humana, Inc. 5.75% 4/15/54	80,000	74,521
Hyatt Hotels Corp. 5.75% 3/30/32	132,000	135,513
Hyundai Capital America 6.50% 1/16/29	50,000	52,697
Intel Corp.
3.90% 3/25/30	230,000	222,976
5.15% 2/21/34	115,000	114,765
5.60% 2/21/54	97,000	88,988
5.70% 2/10/53	100,000	93,064
IQVIA, Inc. 6.25% 2/1/29	179,000	187,082
LVIP American Century Balanced Fund-4

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μJPMorgan Chase & Co.
5.10% 4/22/31	230,000	$235,705
5.29% 7/22/35	88,000	89,551
5.34% 1/23/35	86,000	88,032
5.77% 4/22/35	272,000	285,760
6.09% 10/23/29	329,000	345,798
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	67,917
Keysight Technologies, Inc. 5.35% 7/30/30	103,000	106,237
Kilroy Realty LP
2.50% 11/15/32	115,000	92,433
2.65% 11/15/33	227,000	178,326
Kraft Heinz Foods Co. 5.00% 6/4/42	120,000	108,238
Kyndryl Holdings, Inc. 3.15% 10/15/31	291,000	262,804
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	305,000	296,976
5.50% 8/1/30	88,000	88,567
7.00% 7/15/31	220,000	230,052
Leland Stanford Junior University 4.68% 3/1/35	225,000	223,437
μLiberty Mutual Group, Inc. 4.13% 12/15/51	180,000	175,284
LPL Holdings, Inc. 5.15% 6/15/30	300,000	303,720
μM&T Bank Corp. 5.13% 11/1/26	16,000	15,916
Mars, Inc.
5.20% 3/1/35	212,000	214,540
5.65% 5/1/45	130,000	130,314
5.70% 5/1/55	75,000	74,817
Martin Marietta Materials, Inc. 5.15% 12/1/34	149,000	149,692
Massachusetts Institute of Technology 5.62% 6/1/55	40,000	41,213
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	177,000	181,829
Meritage Homes Corp. 5.65% 3/15/35	102,000	102,290
MetLife, Inc. 6.40% 12/15/66	120,000	125,660
Micron Technology, Inc. 5.30% 1/15/31	245,000	250,895
MidAmerican Energy Co. 5.85% 9/15/54	396,000	407,561
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	392,925	393,441
μMorgan Stanley
5.16% 4/20/29	112,000	114,195
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μMorgan Stanley (continued)
5.52% 11/19/55	60,000	$58,634
5.83% 4/19/35	63,000	66,003
6.63% 11/1/34	325,000	358,247
Motorola Solutions, Inc.
4.85% 8/15/30	105,000	106,131
5.20% 8/15/32	110,000	111,838
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	156,000	160,030
Niagara Mohawk Power Corp. 4.65% 10/3/30	55,000	55,000
NiSource, Inc. 5.35% 7/15/35	144,000	145,181
Nordson Corp. 4.50% 12/15/29	200,000	200,102
Northern Natural Gas Co. 5.63% 2/1/54	65,000	62,530
Northern States Power Co.
5.10% 5/15/53	110,000	101,401
5.65% 5/15/55	66,000	65,878
μNorthern Trust Corp. 3.38% 5/8/32	453,000	439,720
Northrop Grumman Corp. 5.15% 5/1/40	78,000	76,298
Novant Health, Inc. 3.17% 11/1/51	85,000	55,712
OneMain Finance Corp. 7.50% 5/15/31	73,000	76,274
Oracle Corp.
3.60% 4/1/40	450,000	360,170
5.50% 9/27/64	85,000	77,415
Pacific Gas & Electric Co. 4.20% 6/1/41	55,000	42,297
Paychex, Inc. 5.35% 4/15/32	169,000	173,537
PECO Energy Co. 4.38% 8/15/52	130,000	107,504
Pepperdine University 3.30% 12/1/59	105,000	64,844
Piedmont Operating Partnership LP
3.15% 8/15/30	26,000	23,326
6.88% 7/15/29	33,000	34,758
9.25% 7/20/28	182,000	202,719
Public Service Electric & Gas Co. 5.50% 3/1/55	155,000	152,861
Royal Caribbean Cruises Ltd. 6.00% 2/1/33	232,000	236,472
μSempra 4.88% 10/15/25	316,000	314,697
Shell Finance U.S., Inc. 4.38% 5/11/45	70,000	59,222
SM Energy Co. 6.75% 9/15/26	108,000	108,051
Sprint Capital Corp. 6.88% 11/15/28	115,000	123,457
μState Street Corp. 5.75% 11/4/26	110,000	110,486
LVIP American Century Balanced Fund-5

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Synopsys, Inc. 5.00% 4/1/32	274,000	$277,544
Tenet Healthcare Corp.
5.13% 11/1/27	57,000	56,909
6.25% 2/1/27	135,000	134,995
Time Warner Cable LLC 6.55% 5/1/37	185,000	191,072
μU.S. Bancorp 5.73% 10/21/26	110,000	110,369
U.S. Cellular Corp. 6.70% 12/15/33	191,000	200,565
Union Electric Co. 5.45% 3/15/53	90,000	86,828
United Rentals North America, Inc. 6.00% 12/15/29	65,000	66,572
UnitedHealth Group, Inc.
5.05% 4/15/53	210,000	187,442
5.30% 6/15/35	166,000	169,191
5.50% 7/15/44	174,000	169,474
Universal Health Services, Inc. 5.05% 10/15/34	96,000	91,605
Verizon Communications, Inc. 2.99% 10/30/56	110,000	66,204
VICI Properties LP 5.75% 4/1/34	62,000	63,380
Vistra Operations Co. LLC 6.00% 4/15/34	61,000	63,346
Voya Financial, Inc. 5.00% 9/20/34	119,000	116,282
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	35,000	34,300
Warnermedia Holdings, Inc. 3.76% 3/15/27	94,000	92,132
Weir Group, Inc. 5.35% 5/6/30	200,000	202,800
μWells Fargo & Co.
3.90% 3/15/26	450,000	445,388
5.01% 4/4/51	130,000	118,367
5.39% 4/24/34	190,000	194,417
5.56% 7/25/34	85,000	87,722
μZions Bancorp NA 6.82% 11/19/35	250,000	259,702
		28,697,250
Total Corporate Bonds (Cost $40,731,793)		40,912,919
MUNICIPAL BONDS–0.33%
California State University Series B 2.98% 11/1/51	200,000	133,848
City of Houston 3.96% 3/1/47	25,000	20,808
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	26,989
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	68,124
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	225,000	$194,590
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	148,459
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	20,466
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	97,360
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	72,366
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	36,930
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	63,101
State of California
4.60% 4/1/38	120,000	121,952
7.60% 11/1/40	20,000	24,117
Sumter Landing Community Development District (TXBL; Insured AGC)
5.57% 10/1/40	25,000	25,332
5.74% 10/1/45	40,000	40,131
5.82% 10/1/54	70,000	70,147
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	20,202
United Nations Development Corp. (New York) Series A 6.54% 8/1/55	25,000	26,126
University of California Series BJ 3.07% 5/15/51	70,000	46,307
Total Municipal Bonds (Cost $1,534,537)		1,257,355
NON-AGENCY ASSET-BACKED SECURITIES–1.59%
•ACREC LLC Series 2023-FL2 Class A 6.54% (1 mo. USD Term SOFR + 2.23%) 2/19/38	174,703	174,812
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	199,200	186,788
φBRAVO Residential Funding Trust Series 2024-CES1 Class A1A 6.38% 4/25/54	240,603	242,919
DI Issuer LLC Series 2021-1A Class A2 3.72% 9/15/51	598,265	574,488
•Elmwood CLO 37 Ltd. Series 2024-13A Class C 5.99% (3 mo. USD Term SOFR + 1.70%) 1/17/38	325,000	326,215
LVIP American Century Balanced Fund-6

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC Series 2024-1 Class A2 5.23% 3/20/30	197,060	$198,476
•GoldenTree Loan Management U.S. CLO 23 Ltd. Series 2024-23A Class C 6.03% (3 mo. USD Term SOFR + 1.75%) 1/20/39	325,000	325,811
Goodgreen Trust
•Series 2018-1A Class A 3.93% 10/15/53	57,070	52,800
Series 2020-1A Class A 2.63% 4/15/55	143,355	120,430
Hotwire Funding LLC Series 2024-1A Class A2 5.89% 6/20/54	250,000	253,753
•Madison Park Funding LXVIII Ltd. Series 2024-68A Class C 6.10% (3 mo. USD Term SOFR + 1.80%) 1/20/38	332,000	332,421
•Magnetite XLI Ltd. Series 2024-41A Class C 6.09% (3 mo. USD Term SOFR + 1.78%) 1/25/38	250,000	251,141
•Mountain View CLO LLC Series 2017-2A Class B 6.22% (3 mo. USD Term SOFR + 1.96%) 1/16/31	175,000	175,172
•Octagon Investment Partners XV Ltd. Series 2013-1A Class BRR 6.03% (3 mo. USD Term SOFR + 1.76%) 7/19/30	275,000	275,174
•Palmer Square Loan Funding Ltd. Series 2025-1A Class A2 5.52% (3 mo. USD Term SOFR + 1.20%) 2/15/33	250,000	247,815
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1 5.84% 9/15/39	253,997	257,131
RCKT Mortgage Trust
•Series 2024-CES1 Class A1A 6.03% 2/25/44	238,501	239,865
φSeries 2024-CES6 Class A1A 5.34% 9/25/44	105,693	105,683
SCF Equipment Leasing LLC
Series 2024-1A Class B 5.56% 4/20/32	125,000	128,798
Series 2024-1A Class C 5.82% 9/20/32	100,000	103,353
•Shackleton CLO Ltd. Series 2017-11A Class BR1 6.24% (3 mo. USD Term SOFR + 1.91%) 8/15/30	350,000	350,399
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class C 1.79% 11/20/37	23,040	22,623
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Subway Funding LLC Series 2024-1A Class A2I 6.03% 7/30/54	484,565	$492,753
Switch ABS Issuer LLC Series 2024-2A Class A2 5.44% 6/25/54	225,000	226,675
•THL Credit Wind River CLO Ltd. Series 2013-2A Class BR2 6.10% (3 mo. USD Term SOFR + 1.83%) 10/18/30	136,679	136,748
•Towd Point Mortgage Trust Series 2024-CES3 Class A1 6.29% 5/25/64	246,153	248,465
Total Non-Agency Asset-Backed Securities (Cost $6,071,568)		6,050,708
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.99%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	319	314
Bank5 Series 2024-5YR7 Class A3 5.77% 6/15/57	518,000	537,730
BRAVO Residential Funding Trust
φSeries 2024-NQM2 Class A1 6.29% 2/25/64	350,181	353,366
•Series 2024-RPL1 Class A1 3.25% 10/25/63	385,700	352,936
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	369,421	374,091
Series 2024-2 Class A4A 6.00% 2/25/55	138,866	140,515
Series 2024-6 Class A4 6.00% 5/25/55	209,279	211,383
Series 2024-8 Class A6A 5.50% 8/25/55	254,711	254,303
Series 2024-9 Class A4 5.50% 9/25/55	412,925	413,802
Series 2024-9 Class A6 5.50% 9/25/55	167,822	167,583
Series 2025-5 Class A4A 5.50% 4/25/56	544,755	545,948
CHL Mortgage Pass-Through Trust Series 2005-17 Class 1A11 5.50% 9/25/35	196	183
•Citigroup Mortgage Loan Trust
Series 2024-CMI1 Class A11 5.50% 6/25/54	555,483	556,457
Series 2025-2 Class A10 6.00% 2/25/55	377,718	382,955
Series 2025-3 Class A11 5.50% 6/25/55	395,150	395,862
φEFMT Series 2025-CES2 Class A1A 5.66% 2/25/60	363,928	366,703
LVIP American Century Balanced Fund-7

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GCAT Trust
Series 2021-NQM1 Class A3 1.15% 1/25/66	57,505	$51,078
Series 2024-INV2 Class A6 6.00% 6/25/54	181,220	183,236
Series 2024-INV3 Class A6 5.50% 9/25/54	239,229	239,829
•GS Mortgage-Backed Securities Trust
Series 2023-PJ4 Class A15 6.00% 1/25/54	195,636	197,715
Series 2023-PJ6 Class A15 6.00% 4/25/54	200,525	202,486
Series 2024-PJ1 Class A15 6.00% 6/25/54	412,960	415,740
•JP Morgan Mortgage Trust
Series 2020-3 Class A15 3.50% 8/25/50	48,867	42,983
Series 2023-7 Class A4A 5.50% 2/25/54	506,640	506,519
Series 2023-8 Class A2 6.00% 2/25/54	112,416	113,298
Series 2024-10 Class A4 5.50% 3/25/55	351,553	352,386
Series 2024-10 Class A6 5.50% 3/25/55	253,177	252,946
Series 2024-11 Class A4 6.00% 4/25/55	551,470	558,743
Series 2024-11 Class A6 6.00% 4/25/55	231,372	233,053
Series 2024-5 Class A6 6.00% 11/25/54	293,392	294,587
Series 2024-INV1 Class A4 6.00% 4/25/55	329,077	333,291
Series 2025-2 Class A4 6.00% 7/25/55	512,442	519,467
MFA Trust
•Series 2021-INV2 Class A3 2.26% 11/25/56	177,310	159,813
φSeries 2024-NQM1 Class A1 6.58% 3/25/69	233,289	236,523
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-1 Class A3 6.00% 3/25/55	282,247	285,862
OBX Trust
•Series 2024-HYB1 Class A1 3.65% 3/25/53	78,212	76,646
•Series 2024-HYB2 Class A1 3.68% 4/25/53	136,940	134,276
φSeries 2024-NQM7 Class A1 6.24% 3/25/64	125,861	127,218
•Series 2025-J1 Class A4 6.00% 5/25/55	296,435	300,895
•Provident Funding Mortgage Trust
Series 2024-1 Class A3 5.50% 12/25/54	530,970	532,652
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Provident Funding Mortgage Trust (continued)
Series 2025-1 Class A3 5.50% 2/25/55	671,028	$673,363
•Rate Mortgage Trust
Series 2024-J1 Class A7 6.00% 7/25/54	207,673	208,886
Series 2024-J3 Class A8 5.50% 10/25/54	133,669	133,666
Series 2025-J1 Class A5 5.50% 3/25/55	162,720	163,243
RCKT Mortgage Trust
•Series 2024-CES2 Class A1A 6.14% 4/25/44	159,229	160,353
•Series 2024-CES3 Class A1A 6.59% 5/25/44	112,485	113,939
φSeries 2024-CES4 Class A1A 6.15% 6/25/44	342,933	345,933
φSeries 2024-CES8 Class A1A 5.49% 11/25/44	292,956	292,963
•Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1 6.31% 3/25/54	313,380	317,231
•Sequoia Mortgage Trust
Series 2024-10 Class A11 5.50% 11/25/54	158,519	158,407
Series 2024-10 Class A5 5.50% 11/25/54	209,997	210,513
Series 2024-6 Class A11 6.00% 7/27/54	323,338	324,978
Series 2024-8 Class A5 5.50% 9/25/54	182,015	182,387
•SoFi Mortgage Trust Series 2016-1A Class 1A4 3.00% 11/25/46	5,192	4,653
•Towd Point Mortgage Trust Series 2024-1 Class A1 4.82% 3/25/64	405,911	418,071
•Verus Securitization Trust
Series 2021-R2 Class A2 1.12% 2/25/64	52,467	48,005
Series 2021-R2 Class A3 1.23% 2/25/64	62,960	57,680
Total Non-Agency Collateralized Mortgage Obligations (Cost $15,124,404)		15,219,644
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.23%
Aligned Data Centers Issuer LLC Series 2021-1A Class B 2.48% 8/15/46	226,000	216,928
ARZ Trust Series 2024-BILT Class A 5.77% 6/11/29	207,000	212,208
LVIP American Century Balanced Fund-8

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57	281,000	$295,307
BBCMS Mortgage Trust Series 2024-5C27 Class A3 6.01% 7/15/57	138,000	144,335
BX Trust
•Series 2018-GW Class A 5.41% (1 mo. USD Term SOFR + 1.10%) 5/15/35	201,000	201,556
Series 2023-LIFE Class A 5.05% 2/15/28	438,000	430,883
Capital Automotive REIT Series 2024-2A Class A1 4.90% 5/15/54	310,917	309,812
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2 4.50% 5/20/49	300,000	292,134
•DBSG Mortgage Trust Series 2024-ALTA Class A 6.14% 6/10/37	229,000	233,749
Flexential Issuer Series 2021-1A Class A2 3.25% 11/27/51	414,000	400,636
FS Commercial Mortgage Trust Series 2023-4SZN Class A 7.07% 11/10/39	310,000	317,196
•MF1 Ltd. Series 2021-FL7 Class AS 5.88% (1 mo. USD Term SOFR + 1.56%) 10/16/36	350,000	348,236
MIRA Trust Series 2023-MILE Class A 6.75% 6/10/38	314,000	324,397
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1 2.41% 10/20/61	500,000	455,679
•Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A 6.65% (1 mo. USD Term SOFR + 2.34%) 5/25/38	26,447	26,447
•SWCH Commercial Mortgage Trust Series 2025-DATA Class A 5.75% (1 mo. USD Term SOFR + 1.44%) 2/15/42	490,000	486,017
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,695,630)		4,695,520
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.07%
Brazil–0.05%
Brazil Government International Bonds 6.63% 3/15/35	200,000	$201,955
		201,955
Chile–0.02%
Chile Government International Bonds 5.33% 1/5/54	70,000	65,579
		65,579
Total Sovereign Bonds (Cost $266,161)		267,534
U.S. TREASURY OBLIGATIONS–7.94%
U.S. Treasury Bonds
1.25% 5/15/50	600,000	288,187
2.50% 2/15/45	1,900,000	1,337,570
2.75% 11/15/47	100,000	71,109
3.00% 5/15/42	200,000	159,703
3.00% 5/15/45	600,000	459,586
3.00% 11/15/45	500,000	380,918
3.25% 5/15/42	800,000	661,719
3.50% 2/15/39	500,000	451,465
4.00% 11/15/42	200,000	182,461
4.13% 8/15/44	600,000	549,680
4.38% 8/15/43	400,000	381,266
4.63% 2/15/40	400,000	402,328
4.75% 11/15/43	1,800,000	1,798,102
U.S. Treasury Notes
0.63% 5/15/30	1,100,000	946,430
3.88% 6/15/28	1,000,000	1,005,312
4.00% 5/31/30	3,300,000	3,331,969
4.13% 7/31/28	1,200,000	1,214,484
4.13% 3/31/29	3,700,000	3,750,008
4.13% 11/30/29	700,000	710,281
4.13% 8/31/30	1,500,000	1,521,680
4.13% 11/30/31	500,000	505,059
4.13% 5/31/32	4,400,000	4,437,125
4.38% 11/30/30	2,700,000	2,769,820
∞4.88% 10/31/30	2,800,000	2,939,234
Total U.S. Treasury Obligations (Cost $30,248,275)		30,255,496

	Number of Shares
COMMON STOCK–60.53%
Air Freight & Logistics–0.20%
FedEx Corp.	3,279	745,350
		745,350
Automobiles–0.88%
†Tesla, Inc.	10,602	3,367,831
		3,367,831
LVIP American Century Balanced Fund-9

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
Banks–2.38%
Bank of America Corp.	67,216	$3,180,661
JPMorgan Chase & Co.	13,266	3,845,946
Regions Financial Corp.	86,256	2,028,741
		9,055,348
Beverages–0.44%
PepsiCo, Inc.	12,562	1,658,686
		1,658,686
Biotechnology–1.18%
AbbVie, Inc.	11,412	2,118,296
Gilead Sciences, Inc.	9,729	1,078,654
†Vertex Pharmaceuticals, Inc.	2,945	1,311,114
		4,508,064
Broadline Retail–2.29%
†Amazon.com, Inc.	39,810	8,733,916
		8,733,916
Building Products–0.86%
Johnson Controls International PLC	31,032	3,277,600
		3,277,600
Capital Markets–3.04%
Ameriprise Financial, Inc.	3,035	1,619,871
Blackrock, Inc.	1,498	1,571,777
Intercontinental Exchange, Inc.	7,292	1,337,863
KKR & Co., Inc.	10,070	1,339,612
Morgan Stanley	21,755	3,064,409
S&P Global, Inc.	5,046	2,660,705
		11,594,237
Chemicals–1.12%
Ecolab, Inc.	6,424	1,730,883
Linde PLC	5,412	2,539,202
		4,270,085
Commercial Services & Supplies–0.25%
†Copart, Inc.	19,380	950,977
		950,977
Communications Equipment–0.84%
†Arista Networks, Inc.	12,310	1,259,436
Motorola Solutions, Inc.	4,602	1,934,957
		3,194,393
Consumer Finance–0.49%
American Express Co.	5,824	1,857,740
		1,857,740
Consumer Staples Distribution & Retail–0.93%
Costco Wholesale Corp.	1,803	1,784,862
Sysco Corp.	23,372	1,770,195
		3,555,057
	Number of Shares	Value (U.S. $)
Containers & Packaging–0.29%
Ball Corp.	19,958	$1,119,444
		1,119,444
Distributors–0.23%
LKQ Corp.	23,936	885,871
		885,871
Diversified Telecommunication Services–0.31%
Verizon Communications, Inc.	26,834	1,161,107
		1,161,107
Electric Utilities–0.87%
NextEra Energy, Inc.	47,713	3,312,236
		3,312,236
Electrical Equipment–0.75%
Eaton Corp. PLC	5,220	1,863,488
GE Vernova, Inc.	1,886	997,977
		2,861,465
Electronic Equipment, Instruments & Components–0.26%
CDW Corp.	5,606	1,001,176
		1,001,176
Energy Equipment & Services–0.52%
Schlumberger NV	58,434	1,975,069
		1,975,069
Entertainment–0.78%
†Liberty Media Corp.-Liberty Formula One Class C	4,451	465,129
†Netflix, Inc.	1,867	2,500,156
		2,965,285
Financial Services–2.12%
†Fiserv, Inc.	7,266	1,252,731
Mastercard, Inc. Class A	7,909	4,444,384
Visa, Inc. Class A	6,706	2,380,965
		8,078,080
Ground Transportation–0.77%
†Uber Technologies, Inc.	15,231	1,421,052
Union Pacific Corp.	6,599	1,518,298
		2,939,350
Health Care Equipment & Supplies–0.86%
†IDEXX Laboratories, Inc.	2,944	1,578,985
†Intuitive Surgical, Inc.	3,145	1,709,024
		3,288,009
Health Care Providers & Services–1.03%
Cencora, Inc.	2,346	703,448
Cigna Group	5,945	1,965,298
UnitedHealth Group, Inc.	3,986	1,243,513
		3,912,259
LVIP American Century Balanced Fund-10

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
Hotels, Restaurants & Leisure–1.37%
†Airbnb, Inc. Class A	3,559	$470,998
Booking Holdings, Inc.	261	1,510,992
†Chipotle Mexican Grill, Inc.	26,243	1,473,544
Hilton Worldwide Holdings, Inc.	6,683	1,779,950
		5,235,484
Household Products–1.28%
Church & Dwight Co., Inc.	12,363	1,188,208
Colgate-Palmolive Co.	9,701	881,821
Procter & Gamble Co.	17,586	2,801,801
		4,871,830
Industrial Conglomerates–0.45%
Honeywell International, Inc.	7,323	1,705,380
		1,705,380
Industrial Reits–0.53%
Prologis, Inc.	19,376	2,036,805
		2,036,805
Insurance–1.12%
Marsh & McLennan Cos., Inc.	5,724	1,251,495
MetLife, Inc.	21,906	1,761,681
Progressive Corp.	4,734	1,263,315
		4,276,491
Interactive Media & Services–4.06%
Alphabet, Inc. Class A	49,611	8,742,946
Meta Platforms, Inc. Class A	9,110	6,724,000
		15,466,946
IT Services–1.48%
Accenture PLC Class A	6,874	2,054,570
International Business Machines Corp.	10,176	2,999,681
†MongoDB, Inc.	2,828	593,852
		5,648,103
Life Sciences Tools & Services–1.10%
Agilent Technologies, Inc.	6,977	823,356
Danaher Corp.	10,332	2,040,983
Thermo Fisher Scientific, Inc.	3,257	1,320,583
		4,184,922
Machinery–1.55%
Cummins, Inc.	4,820	1,578,550
Deere & Co.	2,476	1,259,021
Parker-Hannifin Corp.	1,752	1,223,720
Xylem, Inc.	14,230	1,840,793
		5,902,084
Oil, Gas & Consumable Fuels–0.90%
Cheniere Energy, Inc.	7,290	1,775,261
	Number of Shares	Value (U.S. $)
OIL, GAS & CONSUMABLE FUELS (continued)
EOG Resources, Inc.	3,555	$425,214
Williams Cos., Inc.	19,361	1,216,064
		3,416,539
Pharmaceuticals–1.60%
Bristol-Myers Squibb Co.	13,166	609,454
Eli Lilly & Co.	3,682	2,870,230
Merck & Co., Inc.	11,826	936,146
Zoetis, Inc.	10,804	1,684,884
		6,100,714
Professional Services–0.33%
Automatic Data Processing, Inc.	4,123	1,271,533
		1,271,533
Semiconductors & Semiconductor Equipment–7.67%
Analog Devices, Inc.	12,243	2,914,079
Applied Materials, Inc.	3,549	649,715
†ARM Holdings PLC ADR	3,406	550,886
ASML Holding NV	1,730	1,386,313
Broadcom, Inc.	26,761	7,376,670
NVIDIA Corp.	103,549	16,359,707
		29,237,370
Software–7.46%
†Cadence Design Systems, Inc.	8,619	2,655,945
†Crowdstrike Holdings, Inc. Class A	2,204	1,122,519
†Dynatrace, Inc.	19,448	1,073,724
Microsoft Corp.	40,345	20,068,007
Salesforce, Inc.	4,198	1,144,753
†ServiceNow, Inc.	867	891,345
†Workday, Inc. Class A	6,073	1,457,520
		28,413,813
Specialized Reits–0.66%
Equinix, Inc.	2,740	2,179,588
SBA Communications Corp.	1,393	327,132
		2,506,720
Specialty Retail–2.09%
†CarMax, Inc.	8,749	588,021
Home Depot, Inc.	9,255	3,393,253
TJX Cos., Inc.	19,894	2,456,710
Tractor Supply Co.	29,069	1,533,971
		7,971,955
Technology Hardware, Storage & Peripherals–2.50%
Apple, Inc.	46,399	9,519,683
		9,519,683
Textiles, Apparel & Luxury Goods–0.14%
†Deckers Outdoor Corp.	5,192	535,139
		535,139
LVIP American Century Balanced Fund-11

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
Trading Companies & Distributors–0.55%
Ferguson Enterprises, Inc.	4,664	$1,015,586
United Rentals, Inc.	1,423	1,072,088
		2,087,674
Total Common Stock (Cost $140,132,407)		230,657,820
EXCHANGE-TRADED FUND–0.24%
iShares Core S&P 500 ETF	1,477	917,069
Total Exchange-Traded Fund (Cost $855,942)		917,069
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.54%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	5,857,866	$5,857,866
Total Money Market Fund (Cost $5,857,866)		5,857,866

TOTAL INVESTMENTS–102.69% (Cost $301,712,833)	391,315,411
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.69%)	(10,253,758)
NET ASSETS APPLICABLE TO 44,044,339 SHARES OUTSTANDING –100.00%	$381,061,653
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS ($11,224 / 1,295 Shares)	$8.666
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS II ($221,820,195 / 25,622,111 Shares)	$8.657
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND SERVICE CLASS ($159,230,234 / 18,420,933 Shares)	$8.644
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$308,631,230
Distributable earnings/(accumulated loss)	72,430,423
TOTAL NET ASSETS	$381,061,653

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 7 in the accompanying notes for further information on these types of securities.

ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
∞Fully or partially pledged as collateral for futures contracts.
†Non-income producing.

★Includes $28,071 expense reimbursement receivable from Lincoln Financial Investments Corporation, $72,683 variation margin due from broker on futures contracts, $14,787,551 payable for securities purchased, $262,639 payable for fund shares redeemed, $20,812 other accrued expenses payable, $270,678 due to manager and affiliates, $31,317 payable for audit fee and $23,325 payable for fund accounting fee as of June 30, 2025.

LVIP American Century Balanced Fund-12

LVIP American Century Balanced Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GS	EUR	(240,096)	USD	278,538	9/26/25	$—	$(5,925)
JPM	EUR	(240,096)	USD	278,641	9/26/25	—	(5,822)
MSC	EUR	(296,416)	USD	344,193	9/26/25	—	(6,997)
UBS	EUR	(240,096)	USD	278,516	9/26/25	—	(5,947)
Total Foreign Currency Exchange Contracts						$—	$(24,691)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
20	CBOT 10 Year U.S. Treasury Notes Futures	$2,242,500	$2,229,008	9/19/25	$13,492	$—
21	CBOT 2 Year U.S. Treasury Notes Futures	4,368,492	4,350,244	9/30/25	18,248	—
51	CBOT 5 Year U.S. Treasury Notes Futures	5,559,000	5,532,142	9/30/25	26,858	—
9	CBOT U.S. Long Bond Futures	1,039,219	1,011,784	9/19/25	27,435	—
36	CBOT Ultra Long-Term U.S. Treasury Bond Futures	4,288,500	4,171,695	9/19/25	116,805	—
10	Ultra 10 Year U.S. Treasury Notes Futures	1,142,656	1,142,066	9/19/25	590	—
Total Futures Contracts					$203,428	$—

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
ETF–Exchange-Traded Fund
EUR–Euro
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TBA–To be announced
USD–United States Dollar
yr.–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-13

LVIP American Century Balanced Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$3,700,956
Dividends	1,439,084
Foreign taxes withheld	(3,137)
5,136,903
EXPENSES:
Management fees	1,195,463
Shareholder servicing fees	237,248
Distribution fees-Service Class	192,879
Accounting and administration expenses	43,225
Professional fees	40,362
Pricing fees	19,854
Custodian fees	12,454
Trustees’ fees and expenses	5,553
Reports and statements to shareholders	4,886
Consulting fees	3,474
Other	4,113
1,759,511
Less:
Expenses reimbursed	(150,474)
Total operating expenses	1,609,037
NET INVESTMENT INCOME	3,527,866
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,715,963
Foreign currencies	(6,362)
Foreign currency exchange contracts	(137,193)
Futures contracts	(374,682)
Swap contracts	(8,872)
Net realized gain	6,188,854
Net change in unrealized appreciation (depreciation) of:
Investments	501,837
Foreign currencies	1,081
Foreign currency exchange contracts	(53,554)
Futures contracts	523,273
Net change in unrealized appreciation (depreciation)	972,637
NET REALIZED AND UNREALIZED GAIN	7,161,491
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,689,357
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Balanced Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,527,866	$6,852,465
Net realized gain	6,188,854	3,405,679
Net change in unrealized appreciation (depreciation)	972,637	32,193,887
Net increase in net assets resulting from operations	10,689,357	42,452,031
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(169)
Standard Class II	—	(4,454,783)
Service Class	—	(2,891,232)
	—	(7,346,184)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Standard Class II	6,488,375	12,697,716
Service Class	11,247,893	13,014,514
Reinvestment of dividends and distributions:
Standard Class	—	169
Standard Class II	—	4,454,783
Service Class	—	2,891,232
	17,736,268	33,068,414
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(12,091,156)	(22,117,806)
Service Class	(16,523,966)	(23,628,051)
	(28,615,122)	(45,745,857)
Decrease in net assets derived from capital share transactions	(10,878,854)	(12,677,443)
NET INCREASE (DECREASE) IN NET ASSETS	(189,497)	22,428,404
NET ASSETS:
Beginning of period	381,251,150	358,822,746
End of period	$381,061,653	$381,251,150
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-14

LVIP American Century Balanced Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$8.407	$7.840
Income from investment operations:
Net investment income[3]	0.088	0.114
Net realized and unrealized gain	0.171	0.586
Total from investment operations	0.259	0.700
Less dividends and distributions from:
Net investment income	—	(0.133)
Total dividends and distributions	—	(0.133)
Net asset value, end of period	$8.666	$8.407
Total return[4]	3.08%	8.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.77%
Ratio of net investment income to average net assets	2.12%	2.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.03%	1.92%
Portfolio turnover	53%	75%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-15

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$8.403	$7.650	$6.70	$9.56	$8.73	$8.18
Income (loss) from investment operations:
Net investment income[3]	0.083	0.158	0.14	0.09	0.06	0.08
Net realized and unrealized gain (loss)	0.171	0.765	0.95	(1.57)	1.27	0.84
Total from investment operations	0.254	0.923	1.09	(1.48)	1.33	0.92
Less dividends and distributions from:
Net investment income	—	(0.170)	(0.14)	(0.09)	(0.07)	(0.09)
Net realized gain	—	—	—	(1.29)	(0.43)	(0.28)
Total dividends and distributions	—	(0.170)	(0.14)	(1.38)	(0.500)	(0.37)
Net asset value, end of period	$8.657	$8.403	$7.65	$6.70	$9.56	$8.73
Total return[4]	3.02%	12.06%	16.41%	(17.27% )	15.77%	12.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$221,820	$221,018	$205,828	$184,541	$231,837	$201,325
Ratio of expenses to average net assets	0.77%	0.77%	0.80%	0.83%	0.83%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.88%	0.90%	0.90%	0.88%	0.89%
Ratio of net investment income to average net assets	2.02%	1.92%	1.90%	1.24%	0.63%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.94%	1.81%	1.80%	1.17%	0.58%	0.99%
Portfolio turnover	53%	75%	72%	92%	195%	189%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class I, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-16

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$8.401	$7.650	$6.70	$9.56	$8.73	$8.18
Income (loss) from investment operations:
Net investment income[3]	0.073	0.137	0.12	0.07	0.03	0.06
Net realized and unrealized gain (loss)	0.170	0.765	0.95	(1.57)	1.27	0.85
Total from investment operations	0.243	0.902	1.07	(1.50)	1.30	0.91
Less dividends and distributions from:
Net investment income	—	(0.151)	(0.12)	(0.07)	(0.04)	(0.08)
Net realized gain	—	—	—	(1.29)	(0.43)	(0.28)
Total dividends and distributions	—	(0.151)	(0.12)	(1.36)	(0.47)	(0.36)
Net asset value, end of period	$8.644	$8.401	$7.65	$6.70	$9.56	$8.73
Total return[4]	2.89%	11.79%	16.12%	(17.47% )	15.48%	12.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,230	$160,222	$152,995	$134,601	$164,809	$139,620
Ratio of expenses to average net assets	1.02%	1.02%	1.05%	1.08%	1.08%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.13%	1.15%	1.15%	1.13%	1.14%
Ratio of net investment income to average net assets	1.77%	1.67%	1.65%	0.99%	0.38%	0.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.69%	1.56%	1.55%	0.92%	0.33%	0.74%
Portfolio turnover	53%	75%	72%	92%	195%	189%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class II, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-17

LVIP American Century Balanced Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Balanced Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth and current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and
LVIP American Century Balanced Fund-18

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP American Century Balanced Fund is $106 and $96 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Century Balanced Fund-19

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed (excluding Underlying Fund fees and expenses) 0.67% of the Fund’s average daily net assets for the Standard Class, 0.77% for the Standard Class II and 1.02% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$243,818	$243,818
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$15,730
Legal	2,397
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,747 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP American Century Balanced Fund-20

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$28,071
Management fees payable to LFI	199,139
Distribution fees payable to LFD	32,019
Shareholder servicing fees payable to Lincoln Life	39,520
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$118,104,707
Purchases of U.S. government securities	86,614,233
Sales other than U.S. government securities	130,270,414
Sales of U.S. government securities	78,190,469
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$301,712,833
Aggregate unrealized appreciation of investments and derivatives	$97,352,792
Aggregate unrealized depreciation of investments and derivatives	(7,571,477)
Net unrealized appreciation of investments and derivatives	$89,781,315
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Balanced Fund-21

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$500,877	$—	$500,877
Agency Mortgage-Backed Securities	—	52,676,433	—	52,676,433
Agency Obligations	—	2,046,170	—	2,046,170
Corporate Bonds	—	40,912,919	—	40,912,919
Municipal Bonds	—	1,257,355	—	1,257,355
Non-Agency Asset-Backed Securities	—	6,050,708	—	6,050,708
Non-Agency Collateralized Mortgage Obligations	—	15,219,644	—	15,219,644
Non-Agency Commercial Mortgage-Backed Securities	—	4,695,520	—	4,695,520
Sovereign Bonds	—	267,534	—	267,534
U.S. Treasury Obligations	—	30,255,496	—	30,255,496
Common Stock	229,271,507	1,386,313	—	230,657,820
Exchange-Traded Fund	917,069	—	—	917,069
Money Market Fund	5,857,866	—	—	5,857,866
Total Investments	$236,046,442	$155,268,969	$—	$391,315,411
Derivatives:

Assets:
Futures Contracts	$203,428	$—	$—	$203,428
Liabilities:
Foreign Currency Exchange Contracts	$—	$(24,691)	$—	$(24,691)
There were no Level 3 investments at the end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24*
Shares sold:
Standard Class	—	1,275
Standard Class II	779,809	1,553,192
Service Class	1,358,332	1,581,941
Shares reinvested:
Standard Class	—	20
Standard Class II	—	526,609
Service Class	—	341,938
	2,138,141	4,004,975
Shares redeemed:
Standard Class	—	—
Standard Class II	(1,458,525)	(2,698,431)
Service Class	(2,009,335)	(2,862,700)
	(3,467,860)	(5,561,131)
Net decrease	(1,329,719)	(1,556,156)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP American Century Balanced Fund-22

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
LVIP American Century Balanced Fund-23

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
During the six months ended June 30, 2025, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(24,691)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	203,428	Liabilities net of receivables and other assets	—
Total		$203,428		$(24,691)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(137,193)	$(53,554)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(374,682)	523,273
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(8,872)	—
Total		$(520,747)	$469,719
LVIP American Century Balanced Fund-24

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$568,111	$2,234,053
Futures contracts (average notional value)	17,987,203	4,647,300
CDS contracts (average notional value)*	—	321,143

*Long represents buying protection and short represents selling protection.
7. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP American Century Balanced Fund-25

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Balanced Fund-26

LVIP American Century Capital Appreciation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Capital Appreciation Fund

LVIP American Century Capital Appreciation Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.65%
Aerospace & Defense–6.31%
†Axon Enterprise, Inc.	11,088	$9,180,199
Curtiss-Wright Corp.	9,812	4,793,653
HEICO Corp.	15,885	5,210,280
Howmet Aerospace, Inc.	72,320	13,460,921
		32,645,053
Banks–0.43%
†NU Holdings Ltd. Class A	161,931	2,221,693
		2,221,693
Biotechnology–3.21%
†Alnylam Pharmaceuticals, Inc.	21,229	6,922,565
†Argenx SE ADR	6,242	3,440,715
†Natera, Inc.	36,986	6,248,415
		16,611,695
Broadline Retail–1.54%
†Coupang, Inc.	266,316	7,978,827
		7,978,827
Building Products–1.30%
Johnson Controls International PLC	63,503	6,707,187
		6,707,187
Capital Markets–7.27%
ARES Management Corp. Class A	69,799	12,089,187
†Coinbase Global, Inc. Class A	6,812	2,387,538
LPL Financial Holdings, Inc.	36,000	13,498,920
MSCI, Inc.	11,278	6,504,473
TPG, Inc.	60,135	3,154,081
		37,634,199
Chemicals–1.19%
Avient Corp.	52,555	1,698,052
Element Solutions, Inc.	196,144	4,442,662
		6,140,714
Commercial Services & Supplies–0.97%
Republic Services, Inc.	20,388	5,027,885
		5,027,885
Communications Equipment–0.50%
†Ciena Corp.	31,914	2,595,565
		2,595,565
Construction & Engineering–1.29%
EMCOR Group, Inc.	12,515	6,694,148
		6,694,148
Construction Materials–0.80%
Vulcan Materials Co.	15,818	4,125,651
		4,125,651
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.93%
Casey's General Stores, Inc.	8,153	$4,160,231
†Maplebear, Inc.	80,416	3,638,020
†Sprouts Farmers Market, Inc.	44,618	7,345,908
		15,144,159
Distributors–0.85%
Pool Corp.	15,175	4,423,209
		4,423,209
Diversified Consumer Services–2.01%
†Bright Horizons Family Solutions, Inc.	22,345	2,761,618
†Duolingo, Inc.	18,639	7,642,363
		10,403,981
Electrical Equipment–1.94%
Hubbell, Inc.	6,339	2,588,911
Vertiv Holdings Co. Class A	57,995	7,447,138
		10,036,049
Entertainment–2.16%
†ROBLOX Corp. Class A	55,876	5,878,155
†Spotify Technology SA	6,890	5,286,973
		11,165,128
Financial Services–2.68%
†Block, Inc.	78,539	5,335,154
†Corpay, Inc.	25,644	8,509,192
		13,844,346
Ground Transportation–0.93%
Norfolk Southern Corp.	18,875	4,831,434
		4,831,434
Health Care Equipment & Supplies–4.78%
†Dexcom, Inc.	115,209	10,056,594
GE HealthCare Technologies, Inc.	40,692	3,014,057
†IDEXX Laboratories, Inc.	9,045	4,851,195
†Insulet Corp.	21,591	6,783,460
		24,705,306
Health Care Providers & Services–1.99%
Cencora, Inc.	34,362	10,303,446
		10,303,446
Health Care Technology–1.29%
†Veeva Systems, Inc. Class A	23,232	6,690,351
		6,690,351
Hotels, Restaurants & Leisure–11.18%
†Airbnb, Inc. Class A	19,220	2,543,575
†Chipotle Mexican Grill, Inc.	146,780	8,241,697
†DoorDash, Inc. Class A	13,959	3,441,033
†Flutter Entertainment PLC	25,037	7,154,573
LVIP American Century Capital Appreciation Fund-1

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	58,945	$15,699,411
Royal Caribbean Cruises Ltd.	43,337	13,570,548
†Viking Holdings Ltd.	64,240	3,423,350
Wingstop, Inc.	11,124	3,745,896
		57,820,083
Household Durables–0.71%
†TopBuild Corp.	11,342	3,671,859
		3,671,859
Household Products–0.89%
Church & Dwight Co., Inc.	47,963	4,609,724
		4,609,724
Independent Power and Renewable Electricity Producers–3.20%
Vistra Corp.	85,428	16,556,801
		16,556,801
Insurance–1.20%
Ryan Specialty Holdings, Inc.	91,352	6,211,022
		6,211,022
Interactive Media & Services–1.20%
†Pinterest, Inc. Class A	172,672	6,192,018
		6,192,018
IT Services–2.79%
†Cloudflare, Inc. Class A	73,758	14,444,029
		14,444,029
Life Sciences Tools & Services–4.07%
Agilent Technologies, Inc.	28,495	3,362,695
Bio-Techne Corp.	63,647	3,274,638
†IQVIA Holdings, Inc.	33,711	5,312,516
†Mettler-Toledo International, Inc.	3,072	3,608,740
West Pharmaceutical Services, Inc.	25,155	5,503,914
		21,062,503
Machinery–0.85%
Crane Co.	23,235	4,412,094
		4,412,094
Media–1.22%
†Trade Desk, Inc. Class A	87,407	6,292,430
		6,292,430
Oil, Gas & Consumable Fuels–2.63%
Expand Energy Corp.	32,918	3,849,431
Permian Resources Corp.	176,777	2,407,703
Targa Resources Corp.	42,270	7,358,361
		13,615,495
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–2.14%
†CACI International, Inc. Class A	3,977	$1,895,836
Equifax, Inc.	9,352	2,425,628
Verisk Analytics, Inc.	21,681	6,753,632
		11,075,096
Semiconductors & Semiconductor Equipment–2.18%
Analog Devices, Inc.	11,789	2,806,018
†Lattice Semiconductor Corp.	37,881	1,855,790
Monolithic Power Systems, Inc.	9,061	6,627,034
		11,288,842
Software–12.12%
†Cadence Design Systems, Inc.	14,817	4,565,859
†Datadog, Inc. Class A	68,248	9,167,754
†Docusign, Inc.	73,611	5,733,561
†Fair Isaac Corp.	5,326	9,735,715
†Guidewire Software, Inc.	31,452	7,405,373
†HubSpot, Inc.	14,331	7,977,065
†Manhattan Associates, Inc.	22,433	4,429,844
†Samsara, Inc. Class A	110,081	4,379,022
†Zscaler, Inc.	29,610	9,295,763
		62,689,956
Specialized REITs–0.74%
SBA Communications Corp.	16,407	3,853,020
		3,853,020
Specialty Retail–2.83%
†Burlington Stores, Inc.	30,748	7,153,215
†Carvana Co.	22,177	7,472,762
		14,625,977
Technology Hardware, Storage & Peripherals–0.30%
†Super Micro Computer, Inc.	31,623	1,549,843
		1,549,843
Textiles, Apparel & Luxury Goods–0.84%
†On Holding AG Class A	83,441	4,343,104
		4,343,104
Trading Companies & Distributors–2.19%
†Core & Main, Inc. Class A	66,807	4,031,803
Fastenal Co.	62,357	2,618,994
WESCO International, Inc.	25,341	4,693,153
		11,343,950
Total Common Stock (Cost $383,903,915)		515,587,872

LVIP American Century Capital Appreciation Fund-2

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	1,082,533	$1,082,533
Total Money Market Fund (Cost $1,082,533)		1,082,533

TOTAL INVESTMENTS–99.86% (Cost $384,986,448)	$516,670,405
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	716,968
NET ASSETS APPLICABLE TO 27,505,089 SHARES OUTSTANDING–100.00%	$517,387,373
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND STANDARD CLASS ($391,868,867 / 20,638,810 Shares)	$18.987
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND STANDARD CLASS II ($99,892,614 / 5,433,875 Shares)	$18.383
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND SERVICE CLASS ($25,625,892 / 1,432,404 Shares)	$17.890
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$264,681,335
Distributable earnings/(accumulated loss)	252,706,038
TOTAL NET ASSETS	$517,387,373

†Non-income producing.

★Includes $21,258 expense reimbursement receivable from Lincoln Financial Investments Corporation, $65,997,500 payable for securities purchased, $158,553 payable for fund shares redeemed, $7,737 other accrued expenses payable, $264,624 due to manager and affiliates,
$14,395 payable for audit fee and $19,669 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-3

LVIP American Century Capital Appreciation Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$1,201,680
EXPENSES:
Management fees	1,317,370
Shareholder servicing fees	179,452
Accounting and administration expenses	46,989
Distribution fees-Service Class	24,653
Professional fees	24,308
Trustees’ fees and expenses	7,143
Custodian fees	3,917
Reports and statements to shareholders	3,805
Consulting fees	2,883
Pricing fees	871
Other	6,239
1,617,630
Less:
Expenses reimbursed	(117,712)
Total operating expenses	1,499,918
NET INVESTMENT LOSS	(298,238)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	59,939,629
Foreign currencies	2,210
Foreign currency exchange contracts	22,129
Net realized gain	59,963,968
Net change in unrealized appreciation (depreciation) of:
Investments	(14,285,666)
Foreign currencies	(2)
Foreign currency exchange contracts	(11,677)
Net change in unrealized appreciation (depreciation)	(14,297,345)
NET REALIZED AND UNREALIZED GAIN	45,666,623
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,368,385
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Capital Appreciation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(298,238)	$(681,232)
Net realized gain	59,963,968	79,519,466
Net change in unrealized appreciation (depreciation)	(14,297,345)	26,818,710
Net increase in net assets resulting from operations	45,368,385	105,656,944
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(22,310,740)
Standard Class II	—	(5,130,784)
Service Class	—	(492,913)
	—	(27,934,437)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,404,597	5,189,560
Standard Class II	11,877,666	9,356,089
Service Class	12,749,274	10,690,857
Reinvestment of dividends and distributions:
Standard Class	—	22,310,740
Standard Class II	—	5,130,784
Service Class	—	492,913
	29,031,537	53,170,943
Cost of shares redeemed:
Standard Class	(34,451,575)	(63,062,166)
Standard Class II	(11,138,732)	(14,447,108)
Service Class	(3,535,181)	(2,224,367)
	(49,125,488)	(79,733,641)
Decrease in net assets derived from capital share transactions	(20,093,951)	(26,562,698)
NET INCREASE IN NET ASSETS	25,274,434	51,159,809
NET ASSETS:
Beginning of period	492,112,939	440,953,130
End of period	$517,387,373	$492,112,939
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-4

LVIP American Century Capital Appreciation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$17.297	$14.600	$12.07	$19.03	$19.50	$16.09
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)	(0.015)	— [4]	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	1.696	3.681	2.55	(4.92)	2.00	5.28
Total from investment operations	1.690	3.666	2.55	(4.94)	1.94	5.27
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gain	—	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Total dividends and distributions	—	(0.969)	(0.02)	(2.02)	(2.41)	(1.86)
Net asset value, end of period	$18.987	$17.297	$14.60	$12.07	$19.03	$19.50
Total return[5]	9.67%	25.37%	21.14%	(27.92% )	11.57%	43.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$391,869	$387,301	$360,677	$342,863	$527,924	$550,919
Ratio of expenses to average net assets	0.57%	0.57%	0.57%	0.57%	0.56%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.63%	0.65%	0.65%	0.64%	0.65%
Ratio of net investment loss to average net assets	(0.07% )	(0.09% )	— [6]	(0.12% )	(0.30% )	(0.06% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.12% )	(0.15% )	(0.08% )	(0.20% )	(0.38% )	(0.16% )
Portfolio turnover	48%	74%	58%	52%	41%	83%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class Y shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class Y shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-5

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$16.766	$14.220	$11.80	$18.71	$19.27	$15.96
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)	(0.055)	(0.05)	(0.06)	(0.12)	(0.06)
Net realized and unrealized gain (loss)	1.641	3.570	2.49	(4.83)	1.97	5.21
Total from investment operations	1.617	3.515	2.44	(4.89)	1.85	5.15
Less dividends and distributions from:
Net realized gain	—	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Total dividends and distributions	—	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Net asset value, end of period	$18.383	$16.766	$14.22	$11.80	$18.71	$19.27
Total return[4]	9.56%	24.98%	20.69%	(28.11% )	11.16%	42.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$99,893	$90,665	$76,651	$79,646	$121,050	$119,549
Ratio of expenses to average net assets	0.79%	0.79%	0.92%	0.92%	0.91%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.85%	1.00%	1.00%	0.99%	1.00%
Ratio of net investment loss to average net assets	(0.29% )	(0.31% )	(0.35% )	(0.47% )	(0.65% )	(0.41% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.34% )	(0.37% )	(0.43% )	(0.55% )	(0.73% )	(0.51% )
Portfolio turnover	48%	74%	58%	52%	41%	83%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-6

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$16.328	$13.890	$11.54	$18.37	$18.99	$15.78
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.035)	(0.075)	(0.06)	(0.08)	(0.14)	(0.08)
Net realized and unrealized gain (loss)	1.597	3.482	2.43	(4.73)	1.93	5.13
Total from investment operations	1.562	3.407	2.37	(4.81)	1.79	5.05
Less dividends and distributions from:
Net realized gain	—	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Total dividends and distributions	—	(0.969)	(0.02)	(2.02)	(2.41)	(1.84)
Net asset value, end of period	$17.890	$16.328	$13.89	$11.54	$18.37	$18.99
Total return[4]	9.48%	24.79%	20.55%	(28.25% )	11.05%	42.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,626	$14,147	$3,625	$3,569	$5,485	$2,235
Ratio of expenses to average net assets	0.94%	0.94%	1.07%	1.07%	1.06%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	1.00%	1.15%	1.15%	1.14%	1.15%
Ratio of net investment loss to average net assets	(0.44% )	(0.46% )	(0.50% )	(0.62% )	(0.80% )	(0.56% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.49% )	(0.52% )	(0.58% )	(0.70% )	(0.88% )	(0.66% )
Portfolio turnover	48%	74%	58%	52%	41%	83%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-7

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Capital Appreciation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Capital Appreciation Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with there organization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class, Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class Y, Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
LVIP American Century Capital Appreciation Fund-8

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the first $1 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.57% of the Fund’s average daily net assets for the Standard Class, 0.79% for the Standard Class II  and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP American Century Capital Appreciation Fund-9

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Expiration Date
	2027	Total
LFI	$180,893	$180,893
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$20,403
Legal	3,110
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.249% of the Fund's average daily net assets for the Standard Class II shares and 0.149% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$21,258
Management fees payable to LFI	227,755
Distribution fees payable to LFD	5,003
Shareholder servicing fees payable to Lincoln Life	31,866
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$234,678,778
Sales	256,781,621
LVIP American Century Capital Appreciation Fund-10

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$384,986,448
Aggregate unrealized appreciation of investments	$137,769,163
Aggregate unrealized depreciation of investments	(6,085,206)
Net unrealized appreciation of investments	$131,683,957
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$515,587,872	$—	$—	$515,587,872
Money Market Fund	1,082,533	—	—	1,082,533
Total Investments	$516,670,405	$—	$—	$516,670,405
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Capital Appreciation Fund-11

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	249,163	312,506
Standard Class II	689,808	599,539
Service Class	793,653	716,311
Shares reinvested:
Standard Class	—	1,326,689
Standard Class II	—	313,445
Service Class	—	29,885
	1,732,624	3,298,375
Shares redeemed:
Standard Class	(2,001,650)	(3,944,098)
Standard Class II	(663,570)	(896,697)
Service Class	(227,710)	(140,795)
	(2,892,930)	(4,981,590)
Net decrease	(1,160,306)	(1,683,215)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP American Century Capital Appreciation Fund-12

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$22,129	$(11,677)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$230,583	$503,158
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP American Century Capital Appreciation Fund-13

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Capital Appreciation Fund-14

LVIP American Century Disciplined Core Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Disciplined Core Value Fund

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.34%
Aerospace & Defense–1.41%
General Electric Co.	1,597	$411,052
Lockheed Martin Corp.	7,974	3,693,078
RTX Corp.	2,419	353,223
Textron, Inc.	835	67,042
		4,524,395
Air Freight & Logistics–0.58%
FedEx Corp.	8,169	1,856,895
		1,856,895
Automobile Components–0.49%
†Aptiv PLC	11,933	814,070
BorgWarner, Inc.	23,015	770,542
		1,584,612
Banks–8.57%
Bank of America Corp.	77,480	3,666,354
JPMorgan Chase & Co.	55,530	16,098,702
Truist Financial Corp.	6,118	263,013
U.S. Bancorp	92,065	4,165,941
Wells Fargo & Co.	42,219	3,382,586
		27,576,596
Beverages–0.56%
Coca-Cola Co.	10,961	775,491
PepsiCo, Inc.	7,721	1,019,481
		1,794,972
Biotechnology–4.58%
AbbVie, Inc.	13,902	2,580,489
†ACADIA Pharmaceuticals, Inc.	18,163	391,776
†Alnylam Pharmaceuticals, Inc.	1,853	604,245
Amgen, Inc.	2,892	807,475
†BioMarin Pharmaceutical, Inc.	5,326	292,770
†Exelixis, Inc.	10,691	471,206
Gilead Sciences, Inc.	62,707	6,952,325
†Incyte Corp.	5,947	404,991
†Neurocrine Biosciences, Inc.	11,791	1,482,011
†United Therapeutics Corp.	1,086	312,062
†Vertex Pharmaceuticals, Inc.	936	416,707
		14,716,057
Broadline Retail–0.26%
†Amazon.com, Inc.	3,744	821,396
		821,396
Building Products–0.59%
Allegion PLC	6,274	904,209
Masco Corp.	15,273	982,970
		1,887,179
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.63%
Cboe Global Markets, Inc.	13,190	$3,076,040
Goldman Sachs Group, Inc.	529	374,400
Interactive Brokers Group, Inc. Class A	39,648	2,196,896
Morgan Stanley	6,160	867,697
MSCI, Inc.	3,385	1,952,265
		8,467,298
Chemicals–1.28%
†Axalta Coating Systems Ltd.	25,370	753,235
PPG Industries, Inc.	26,187	2,978,771
Scotts Miracle-Gro Co.	5,953	392,660
		4,124,666
Commercial Services & Supplies–0.36%
MSA Safety, Inc.	2,536	424,856
Veralto Corp.	7,383	745,314
		1,170,170
Communications Equipment–1.81%
Cisco Systems, Inc.	51,005	3,538,727
†F5, Inc.	7,784	2,290,987
		5,829,714
Construction & Engineering–1.61%
†API Group Corp.	5,548	283,225
†Dycom Industries, Inc.	2,930	716,063
EMCOR Group, Inc.	3,779	2,021,349
Granite Construction, Inc.	5,455	510,097
†MasTec, Inc.	3,537	602,811
Primoris Services Corp.	2,174	169,442
Valmont Industries, Inc.	2,692	879,126
		5,182,113
Consumer Finance–0.18%
American Express Co.	1,843	587,880
		587,880
Consumer Staples Distribution & Retail–4.95%
Dollar General Corp.	1,688	193,073
†Dollar Tree, Inc.	14,892	1,474,904
Kroger Co.	6,502	466,388
†Maplebear, Inc.	15,095	682,898
Sysco Corp.	14,548	1,101,866
Target Corp.	37,820	3,730,943
†U.S. Foods Holding Corp.	27,847	2,144,498
Walmart, Inc.	62,817	6,142,246
		15,936,816
Containers & Packaging–0.41%
Crown Holdings, Inc.	12,762	1,314,231
		1,314,231
LVIP American Century Disciplined Core Value Fund-1

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.27%
LKQ Corp.	23,337	$863,702
		863,702
Diversified Consumer Services–0.18%
ADT, Inc.	40,167	340,215
H&R Block, Inc.	4,634	254,360
		594,575
Diversified Telecommunication Services–2.63%
AT&T, Inc.	25,195	729,143
Verizon Communications, Inc.	178,495	7,723,479
		8,452,622
Electric Utilities–1.31%
Evergy, Inc.	25,035	1,725,662
NextEra Energy, Inc.	14,869	1,032,206
NRG Energy, Inc.	9,153	1,469,789
		4,227,657
Electrical Equipment–0.97%
Acuity, Inc.	3,027	903,075
Hubbell, Inc.	3,887	1,587,490
†NEXTracker, Inc. Class A	5,076	275,982
Powell Industries, Inc.	1,605	337,772
		3,104,319
Electronic Equipment, Instruments & Components–1.10%
TE Connectivity PLC	21,014	3,544,431
		3,544,431
Energy Equipment & Services–1.22%
Schlumberger NV	75,657	2,557,207
TechnipFMC PLC	39,685	1,366,751
		3,923,958
Entertainment–1.13%
Electronic Arts, Inc.	21,130	3,374,461
†Roku, Inc.	3,026	265,955
		3,640,416
Financial Services–5.57%
†Affirm Holdings, Inc.	5,467	377,988
†Berkshire Hathaway, Inc. Class B	15,642	7,598,414
Global Payments, Inc.	15,470	1,238,219
Jack Henry & Associates, Inc.	958	172,603
Mastercard, Inc. Class A	5,505	3,093,480
†PayPal Holdings, Inc.	73,201	5,440,298
		17,921,002
Food Products–0.71%
Cal-Maine Foods, Inc.	2,266	225,762
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Ingredion, Inc.	11,904	$1,614,420
Pilgrim's Pride Corp.	10,034	451,329
		2,291,511
Ground Transportation–0.64%
†Uber Technologies, Inc.	21,957	2,048,588
		2,048,588
Health Care Equipment & Supplies–3.29%
†Align Technology, Inc.	1,667	315,613
†Hologic, Inc.	22,197	1,446,356
†Lantheus Holdings, Inc.	5,187	424,608
Medtronic PLC	47,017	4,098,472
ResMed, Inc.	12,054	3,109,932
†Solventum Corp.	15,777	1,196,528
		10,591,509
Health Care Providers & Services–2.53%
Cigna Group	3,035	1,003,310
†DaVita, Inc.	3,567	508,119
†Henry Schein, Inc.	4,560	333,108
Labcorp Holdings, Inc.	2,050	538,146
Quest Diagnostics, Inc.	2,694	483,923
UnitedHealth Group, Inc.	16,901	5,272,605
		8,139,211
Health Care Technology–0.90%
†Veeva Systems, Inc. Class A	10,023	2,886,424
		2,886,424
Hotels, Restaurants & Leisure–1.41%
Booking Holdings, Inc.	200	1,157,848
†Brinker International, Inc.	3,591	647,565
†DoorDash, Inc. Class A	1,274	314,054
Expedia Group, Inc.	9,888	1,667,908
Yum! Brands, Inc.	4,984	738,529
		4,525,904
Household Durables–0.31%
†TopBuild Corp.	3,085	998,738
		998,738
Household Products–3.53%
Colgate-Palmolive Co.	36,032	3,275,309
Kimberly-Clark Corp.	16,795	2,165,211
Procter & Gamble Co.	37,046	5,902,169
		11,342,689
Industrial REITs–0.14%
Prologis, Inc.	4,290	450,965
		450,965
Insurance–3.48%
Allstate Corp.	4,622	930,455
CNA Financial Corp.	19,418	903,520
LVIP American Century Disciplined Core Value Fund-2

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Everest Group Ltd.	2,029	$689,556
Hartford Insurance Group, Inc.	22,444	2,847,470
Progressive Corp.	3,526	940,948
Travelers Cos., Inc.	8,182	2,189,012
W.R. Berkley Corp.	36,531	2,683,933
		11,184,894
IT Services–4.20%
Accenture PLC Class A	12,084	3,611,787
†Akamai Technologies, Inc.	4,104	327,335
Cognizant Technology Solutions Corp. Class A	48,837	3,810,751
International Business Machines Corp.	15,035	4,432,017
†Twilio, Inc. Class A	10,690	1,329,409
		13,511,299
Leisure Products–0.22%
†Mattel, Inc.	36,095	711,793
		711,793
Life Sciences Tools & Services–0.54%
†Illumina, Inc.	18,310	1,746,957
		1,746,957
Machinery–5.67%
Caterpillar, Inc.	13,986	5,429,505
Cummins, Inc.	13,943	4,566,333
Donaldson Co., Inc.	11,526	799,328
Flowserve Corp.	3,148	164,798
Lincoln Electric Holdings, Inc.	2,147	445,116
†Middleby Corp.	6,380	918,720
Mueller Industries, Inc.	1,980	157,351
Parker-Hannifin Corp.	5,652	3,947,752
Snap-on, Inc.	3,574	1,112,157
Toro Co.	2,458	173,731
Watts Water Technologies, Inc. Class A	2,092	514,402
		18,229,193
Media–2.18%
Comcast Corp. Class A	157,376	5,616,749
Fox Corp. Class A	24,994	1,400,664
		7,017,413
Metals & Mining–0.77%
Commercial Metals Co.	9,844	481,470
Newmont Corp.	34,463	2,007,814
		2,489,284
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.92%
Consolidated Edison, Inc.	5,387	$540,586
WEC Energy Group, Inc.	23,336	2,431,611
		2,972,197
Oil, Gas & Consumable Fuels–2.50%
Chevron Corp.	6,514	932,740
Crescent Energy Co. Class A	12,952	111,387
Devon Energy Corp.	12,088	384,519
Diamondback Energy, Inc.	11,059	1,519,507
Exxon Mobil Corp.	39,816	4,292,165
Permian Resources Corp.	57,929	788,993
		8,029,311
Personal Care Products–0.66%
Kenvue, Inc.	101,812	2,130,925
		2,130,925
Pharmaceuticals–4.62%
Bristol-Myers Squibb Co.	14,983	693,563
†Jazz Pharmaceuticals PLC	6,518	691,690
Johnson & Johnson	57,147	8,729,204
Merck & Co., Inc.	59,755	4,730,206
		14,844,663
Professional Services–2.06%
†Amentum Holdings, Inc.	409	9,656
Booz Allen Hamilton Holding Corp.	9,121	949,770
†CACI International, Inc. Class A	1,283	611,606
Genpact Ltd.	19,324	850,449
Jacobs Solutions, Inc.	6,733	885,053
KBR, Inc.	3,374	161,750
Leidos Holdings, Inc.	14,913	2,352,675
†Parsons Corp.	5,068	363,730
Science Applications International Corp.	4,039	454,832
		6,639,521
Real Estate Management & Development–0.27%
†Jones Lang LaSalle, Inc.	3,374	863,002
		863,002
Semiconductors & Semiconductor Equipment–3.50%
Amkor Technology, Inc.	7,514	157,719
Applied Materials, Inc.	7,294	1,335,313
Broadcom, Inc.	4,323	1,191,635
KLA Corp.	5,696	5,102,135
Marvell Technology, Inc.	28,373	2,196,070
Micron Technology, Inc.	1,905	234,791
†Qorvo, Inc.	6,406	543,933
QUALCOMM, Inc.	3,135	499,280
		11,260,876
LVIP American Century Disciplined Core Value Fund-3

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–2.00%
†AppLovin Corp. Class A	3,036	$1,062,843
Microsoft Corp.	3,651	1,816,044
Salesforce, Inc.	5,383	1,467,890
†Zoom Communications, Inc. Class A	26,668	2,079,571
		6,426,348
Specialized REITs–1.33%
Lamar Advertising Co. Class A	2,406	291,992
Public Storage	8,480	2,488,202
SBA Communications Corp.	6,357	1,492,878
		4,273,072
Specialty Retail–2.30%
Bath & Body Works, Inc.	23,112	692,436
Gap, Inc.	24,333	530,703
Home Depot, Inc.	10,839	3,974,011
Lowe's Cos., Inc.	7,307	1,621,204
†Ulta Beauty, Inc.	1,221	571,208
		7,389,562
Technology Hardware, Storage & Peripherals–1.74%
Apple, Inc.	14,542	2,983,582
Hewlett Packard Enterprise Co.	101,689	2,079,540
NetApp, Inc.	5,021	534,988
		5,598,110
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.42%
Ralph Lauren Corp.	4,887	$1,340,406
		1,340,406
Trading Companies & Distributors–1.85%
†Core & Main, Inc. Class A	11,155	673,204
Ferguson Enterprises, Inc.	14,741	3,209,853
MSC Industrial Direct Co., Inc. Class A	6,941	590,124
Rush Enterprises, Inc. Class A	4,222	217,475
Watsco, Inc.	1,144	505,213
WESCO International, Inc.	4,053	750,616
		5,946,485
Total Common Stock (Cost $267,804,497)		319,528,522

MONEY MARKET FUND–0.68%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	2,189,793	2,189,793
Total Money Market Fund (Cost $2,189,793)		2,189,793

TOTAL INVESTMENTS–100.02% (Cost $269,994,290)	321,718,315
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(59,433)
NET ASSETS APPLICABLE TO 36,582,738 SHARES OUTSTANDING–100.00%	$321,658,882
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND STANDARD CLASS ($10,960 / 1,245 Shares)	$8.802
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND STANDARD CLASS II ($285,811,022 / 32,500,892 Shares)	$8.794
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND SERVICE CLASS ($35,836,900 / 4,080,601 Shares)	$8.782
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$266,869,017
Distributable earnings/(accumulated loss)	54,789,865
TOTAL NET ASSETS	$321,658,882

†Non-income producing.

★Includes $5,025 expense reimbursement receivable from Lincoln Financial Investments Corporation, $167,050 payable for fund shares redeemed, $7,827 other accrued expenses payable, $183,478 due to manager and affiliates, $19,831 due to custodian, $14,252 payable for audit fee and $17,378 payable for fund accounting fee as of June 30, 2025.

LVIP American Century Disciplined Core Value Fund-4

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-5

LVIP American Century Disciplined Core Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$3,285,424
EXPENSES:
Management fees	863,431
Shareholder servicing fees	202,509
Distribution fees-Service Class	42,636
Accounting and administration expenses	34,445
Professional fees	22,200
Trustees’ fees and expenses	4,810
Reports and statements to shareholders	4,247
Custodian fees	1,805
Consulting fees	1,775
Pricing fees	723
Other	4,921
1,183,502
Less:
Expenses reimbursed	(26,260)
Total operating expenses	1,157,242
NET INVESTMENT INCOME	2,128,182
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,935,340
Net change in unrealized appreciation (depreciation) of:
Investments	2,246,473
Foreign currencies	2,736
Net change in unrealized appreciation (depreciation)	2,249,209
NET REALIZED AND UNREALIZED GAIN	6,184,549
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,312,731
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Disciplined Core Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,128,182	$4,137,734
Net realized gain	3,935,340	40,618,660
Net change in unrealized appreciation (depreciation)	2,249,209	(3,103,252)
Net increase in net assets resulting from operations	8,312,731	41,653,142
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(109)
Standard Class II	—	(3,901,664)
Service Class	—	(372,054)
	—	(4,273,827)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Standard Class II	4,593,470	10,804,264
Service Class	3,125,234	4,294,223
Reinvestment of dividends and distributions:
Standard Class	—	109
Standard Class II	—	3,901,664
Service Class	—	372,054
	7,718,704	19,382,314
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(18,822,428)	(54,832,583)
Service Class	(2,599,237)	(6,057,291)
	(21,421,665)	(60,889,874)
Decrease in net assets derived from capital share transactions	(13,702,961)	(41,507,560)
NET DECREASE IN NET ASSETS	(5,390,230)	(4,128,245)
NET ASSETS:
Beginning of period	327,049,112	331,177,357
End of period	$321,658,882	$327,049,112
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-6

LVIP American Century Disciplined Core Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$8.569	$8.110
Income from investment operations:
Net investment income[3]	0.064	0.079
Net realized and unrealized gain	0.169	0.468
Total from investment operations	0.233	0.547
Less dividends and distributions from:
Net investment income	—	(0.088)
Total dividends and distributions	—	(0.088)
Net asset value, end of period	$8.802	$8.569
Total return[4]	2.72%	6.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.65%
Ratio of net investment income to average net assets	1.48%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46%	1.31%
Portfolio turnover	43%	83%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-7

LVIP American Century Disciplined Core Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$8.565	$7.670	$7.17	$10.72	$10.28	$10.02
Income (loss) from investment operations:
Net investment income[3]	0.058	0.105	0.11	0.14	0.11	0.19
Net realized and unrealized gain (loss)	0.171	0.901	0.50	(1.20)	2.13	0.73
Total from investment operations	0.229	1.006	0.61	(1.06)	2.24	0.92
Less dividends and distributions from:
Net investment income	—	(0.111)	(0.11)	(0.14)	(0.11)	(0.18)
Net realized gain	—	—	—	(2.35)	(1.69)	(0.48)
Total dividends and distributions	—	(0.111)	(0.11)	(2.49)	(1.80)	(0.66)
Net asset value, end of period	$8.794	$8.565	$7.67	$7.17	$10.72	$10.28
Total return[4]	2.67%	13.09%	8.65%	(12.74% )	23.65%	11.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$285,811	$292,641	$299,110	$326,453	$410,287	$362,015
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.74%	—	—	—	—
Ratio of net investment income to average net assets	1.38%	1.25%	1.51%	1.77%	1.09%	2.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.36%	1.22%	—	—	—	—
Portfolio turnover	43%	83%	109%	217%	248%	163%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-8

LVIP American Century Disciplined Core Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$8.565	$7.670	$7.18	$10.72	$10.28	$10.03
Income (loss) from investment operations:
Net investment income[3]	0.048	0.084	0.09	0.12	0.09	0.16
Net realized and unrealized gain (loss)	0.169	0.903	0.49	(1.19)	2.13	0.73
Total from investment operations	0.217	0.987	0.58	(1.07)	2.22	0.89
Less dividends and distributions from:
Net investment income	—	(0.092)	(0.09)	(0.12)	(0.09)	(0.16)
Net realized gain	—	—	—	(2.35)	(1.69)	(0.48)
Total dividends and distributions	—	(0.092)	(0.09)	(2.47)	(1.78)	(0.64)
Net asset value, end of period	$8.782	$8.565	$7.67	$7.18	$10.72	$10.28
Total return[4]	2.53%	12.84%	8.24%	(12.83% )	23.34%	11.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,837	$34,397	$32,068	$34,590	$40,762	$30,024
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.99%	0.96%	0.96%	0.95%	0.95%
Ratio of net investment income to average net assets	1.13%	1.00%	1.26%	1.52%	0.84%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.11%	0.97%	1.26%	1.52%	0.84%	1.78%
Portfolio turnover	43%	83%	109%	217%	248%	163%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class II, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-9

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Disciplined Core Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Disciplined Core Value Fund-10

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Disciplined Core Value Fund-11

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$83,574	$83,574
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$13,489
Legal	2,056
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $256 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$5,025
Management fees payable to LFI	142,582
Distribution fees payable to LFD	7,207
Printing and mailing fees payable to Lincoln Life	248
Shareholder servicing fees payable to Lincoln Life	33,441
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$136,970,755
Sales	148,338,488
LVIP American Century Disciplined Core Value Fund-12

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$269,994,290
Aggregate unrealized appreciation of investments	$60,964,205
Aggregate unrealized depreciation of investments	(9,240,180)
Net unrealized appreciation of investments	$51,724,025
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$319,528,522	$—	$—	$319,528,522
Money Market Fund	2,189,793	—	—	2,189,793
Total Investments	$321,718,315	$—	$—	$321,718,315
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Disciplined Core Value Fund-13

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24*
Shares sold:
Standard Class	—	1,233
Standard Class II	542,752	1,290,592
Service Class	370,743	514,749
Shares reinvested:
Standard Class	—	12
Standard Class II	—	445,490
Service Class	—	42,449
	913,495	2,294,525
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,207,812)	(6,586,855)
Service Class	(306,324)	(723,083)
	(2,514,136)	(7,309,938)
Net decrease	(1,600,641)	(5,015,413)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP American Century Disciplined Core Value Fund-14

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Disciplined Core Value Fund-15

LVIP American Century Inflation Protection Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Inflation Protection Fund

LVIP American Century Inflation Protection Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–15.96%
Federal Home Loan Mortgage Corp.
2.50% 11/1/50	1,164,381	$978,701
3.50% 8/1/52	2,642,178	2,383,095
4.00% 11/1/52	3,153,322	2,952,968
4.50% 10/1/52	2,333,127	2,235,940
4.50% 4/1/53	2,628,503	2,519,278
5.00% 6/1/53	2,883,367	2,832,381
5.50% 10/1/54	3,872,801	3,875,925
6.00% 11/1/53	4,541,853	4,632,091
Federal National Mortgage Association
2.50% 1/1/52	10,357,626	8,686,552
4.00% 9/1/52	7,874,333	7,326,121
5.50% 1/1/53	4,990,062	5,004,494
Government National Mortgage Association
2.00% 10/20/50	3,061,753	2,493,972
3.00% 9/20/51	4,422,298	3,916,422
4.00% 10/20/52	5,218,439	4,886,492
5.00% 8/20/53	7,792,720	7,671,500
5.50% 11/20/52	2,358,971	2,384,421
5.50% 12/20/52	2,008,554	2,028,246
6.00% 11/20/54	4,893,813	4,969,229
Government National Mortgage Association, TBA 4.00% 7/20/54	5,248,000	4,878,647
Total Agency Mortgage-Backed Securities (Cost $77,409,058)		76,656,475
AGENCY OBLIGATIONS–4.53%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	2,475,000	2,806,168
Federal National Mortgage Association 6.63% 11/15/30	13,825,000	15,641,896
Tennessee Valley Authority
4.70% 7/15/33	2,058,000	2,103,054
4.88% 5/15/35	900,000	919,841
5.25% 2/1/55	300,000	292,624
Total Agency Obligations (Cost $22,331,132)		21,763,583
ΔCORPORATE BONDS–10.72%
United States–10.72%
AbbVie, Inc. 2.95% 11/21/26	1,200,000	1,180,113
μAmerican Express Co. 3.55% 9/15/26	1,060,000	1,035,245
American International Group, Inc. 5.13% 3/27/33	1,775,000	1,804,563
Amgen, Inc. 5.25% 3/2/33	1,145,000	1,172,506
Apple, Inc. 4.20% 5/12/30	1,312,000	1,317,854
Athene Global Funding
4.86% 8/27/26	1,330,000	1,335,664
5.35% 7/9/27	1,025,000	1,040,916
Atlas Warehouse Lending Co. LP 6.25% 1/15/30	1,015,000	1,025,719
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μBank of America Corp. 5.47% 1/23/35	510,000	$523,943
μCapital One Financial Corp. 7.62% 10/30/31	1,555,000	1,756,910
Caterpillar Financial Services Corp. 3.65% 8/12/25	3,160,000	3,157,223
μCharles Schwab Corp.
4.00% 6/1/26	1,022,000	1,006,652
5.00% 6/1/27	1,040,000	1,036,335
μCitibank NA 4.88% 11/19/27	2,245,000	2,258,656
μCitigroup, Inc. 5.83% 2/13/35	670,000	683,644
CVS Health Corp. 5.25% 2/21/33	760,000	765,077
Duke Energy Corp. 5.45% 6/15/34	770,000	790,852
Evergy Kansas Central, Inc. 4.70% 3/13/28	1,250,000	1,264,111
GA Global Funding Trust 4.40% 9/23/27	1,360,000	1,357,319
μGoldman Sachs Group, Inc. 4.94% 4/23/28	676,000	681,269
HCA, Inc. 5.25% 3/1/30	1,235,000	1,266,115
Hewlett Packard Enterprise Co. 4.40% 9/25/27	797,000	797,697
Highwoods Realty LP 3.88% 3/1/27	1,375,000	1,349,695
Hyatt Hotels Corp. 5.75% 3/30/32	495,000	508,175
Intel Corp. 2.45% 11/15/29	1,050,000	959,395
μJPMorgan Chase & Co.
4.51% 10/22/28	552,000	553,651
5.00% 7/22/30	1,375,000	1,400,111
5.30% 7/24/29	740,000	759,767
6.09% 10/23/29	1,524,000	1,601,810
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27	1,475,000	1,454,210
μM&T Bank Corp. 5.13% 11/1/26	56,000	55,707
Mars, Inc. 5.20% 3/1/35	1,743,000	1,763,880
μMorgan Stanley 4.99% 4/12/29	642,000	651,339
Motorola Solutions, Inc. 4.85% 8/15/30	705,000	712,596
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	2,205,000	2,215,090
Roche Holdings, Inc. 2.31% 3/10/27	1,930,000	1,878,818
Synopsys, Inc.
4.65% 4/1/28	760,000	767,736
4.85% 4/1/30	755,000	765,472
Trans-Allegheny Interstate Line Co. 5.00% 1/15/31	281,000	285,895
LVIP American Century Inflation Protection Fund-1

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μTruist Financial Corp. 6.12% 10/28/33	2,034,000	$2,161,720
μU.S. Bank NA 4.51% 10/22/27	1,340,000	1,341,439
μWells Fargo & Co.
3.90% 3/15/26	1,560,000	1,544,011
4.97% 4/23/29	975,000	988,643
5.39% 4/24/34	175,000	179,068
6.30% 10/23/29	275,000	290,644
Total Corporate Bonds (Cost $51,038,053)		51,447,255
MUNICIPAL BONDS–0.52%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	1,120,000	968,627
University of California Series BG 1.32% 5/15/27	1,605,000	1,531,251
Total Municipal Bonds (Cost $2,648,699)		2,499,878
NON-AGENCY ASSET-BACKED SECURITIES–2.05%
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	929,601	871,679
Dryden 43 Senior Loan Fund Series 2016-43A Class B2R2 3.09% 4/20/34	3,000,000	2,771,244
FirstKey Homes Trust Series 2020-SFR2 Class D 1.97% 10/19/37	1,500,000	1,481,827
Goodgreen Trust Series 2020-1A Class A 2.63% 4/15/55	764,560	642,293
Hilton Grand Vacations Trust Series 2019-AA Class B 2.54% 7/25/33	408,829	402,151
•Palmer Square CLO Ltd. Series 2024-4A Class A2 5.83% (3 mo. USD Term SOFR + 1.50%) 1/15/38	775,000	775,719
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class B 1.34% 11/20/37	668,173	656,453
Subway Funding LLC Series 2024-1A Class A2II 6.27% 7/30/54	718,390	735,968
Switch ABS Issuer LLC Series 2024-2A Class A2 5.44% 6/25/54	825,000	831,142
•Towd Point Mortgage Trust Series 2024-CES3 Class A1 6.29% 5/25/64	681,653	688,058
Total Non-Agency Asset-Backed Securities (Cost $10,242,788)		9,856,534
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–7.27%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	7,168	$7,049
•Agate Bay Mortgage Trust Series 2015-7 Class A3 3.50% 10/25/45	412,474	375,155
•Angel Oak Mortgage Trust
Series 2019-5 Class A3 2.92% 10/25/49	109,493	107,676
Series 2019-6 Class A3 2.93% 11/25/59	133,302	130,997
•Arroyo Mortgage Trust
Series 2021-1R Class A2 1.48% 10/25/48	315,637	280,210
Series 2021-1R Class A3 1.64% 10/25/48	257,493	228,369
Bank5 Series 2024-5YR7 Class A3 5.77% 6/15/57	1,983,000	2,058,529
φBRAVO Residential Funding Trust Series 2024-NQM4 Class A1B 4.35% 1/25/60	1,474,741	1,432,720
Cendant Mortgage Corp. Series 2003-6 Class A3 5.25% 7/25/33	65,849	63,969
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	1,341,582	1,358,542
Series 2024-2 Class A4A 6.00% 2/25/55	538,106	544,495
Series 2024-7 Class A4 6.00% 6/25/55	2,112,910	2,136,323
Series 2024-9 Class A4 5.50% 9/25/55	1,496,853	1,500,033
Series 2024-9 Class A6 5.50% 9/25/55	625,517	624,626
•Citigroup Mortgage Loan Trust Series 2024-CMI1 Class A11 5.50% 6/25/54	2,070,436	2,074,068
•CSMC Trust
Series 2015-WIN1 Class A10 3.50% 12/25/44	191,510	176,259
Series 2021-NQM2 Class A3 1.54% 2/25/66	375,918	341,536
Deephaven Residential Mortgage Trust Series 2020-2 Class A3 2.86% 5/25/65	222,339	220,969
•GCAT Trust Series 2024-INV3 Class A6 5.50% 9/25/54	897,107	899,361
•JP Morgan Mortgage Trust
Series 2014-5 Class A1 2.62% 10/25/29	222,970	217,754
Series 2016-1 Class A7 3.50% 5/25/46	1,061,077	957,084
Series 2023-7 Class A4A 5.50% 2/25/54	1,712,095	1,711,686
LVIP American Century Inflation Protection Fund-2

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2024-10 Class A4 5.50% 3/25/55	1,295,194	$1,298,266
Series 2024-10 Class A6 5.50% 3/25/55	962,073	961,196
Series 2024-11 Class A4 6.00% 4/25/55	2,022,057	2,048,725
Series 2024-11 Class A6 6.00% 4/25/55	829,084	835,105
Series 2024-5 Class A6 6.00% 11/25/54	936,061	939,873
Series 2024-6 Class A6 6.00% 12/25/54	673,097	676,332
Series 2024-9 Class A6 5.50% 2/25/55	1,063,105	1,061,719
Series 2024-INV1 Class A4 6.00% 4/25/55	1,172,338	1,187,350
•Provident Funding Mortgage Trust Series 2024-1 Class A3 5.50% 12/25/54	1,969,014	1,975,252
•Rate Mortgage Trust Series 2024-J3 Class A8 5.50% 10/25/54	496,486	496,475
•RCKT Mortgage Trust Series 2024-CES3 Class A1A 6.59% 5/25/44	487,435	493,736
•Sequoia Mortgage Trust
Series 2017-7 Class A7 3.50% 10/25/47	704,721	630,402
Series 2024-10 Class A11 5.50% 11/25/54	951,116	950,445
Series 2024-10 Class A5 5.50% 11/25/54	801,806	803,776
Series 2024-6 Class A11 6.00% 7/27/54	462,520	464,866
Series 2024-9 Class A5 5.50% 10/25/54	1,082,963	1,084,767
•STAR Trust Series 2021-1 Class A1 1.22% 5/25/65	711,598	672,198
•Verus Securitization Trust Series 2021-1 Class A3 1.16% 1/25/66	681,832	616,900
•Vista Point Securitization Trust Series 2020-2 Class A3 2.50% 4/25/65	271,082	260,624
Total Non-Agency Collateralized Mortgage Obligations (Cost $35,122,759)		34,905,417
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.63%
Aligned Data Centers Issuer LLC Series 2021-1A Class B 2.48% 8/15/46	1,500,000	1,439,790
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57	1,061,000	$1,115,021
BBCMS Mortgage Trust Series 2024-5C27 Class A3 6.01% 7/15/57	519,000	542,824
•Benchmark Mortgage Trust Series 2024-V8 Class A3 6.19% 7/15/57	1,831,000	1,931,419
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A 4.13% 7/5/31	3,055,000	2,803,804
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,111,402)		7,832,858
U.S. TREASURY OBLIGATIONS–52.77%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51	6,468,157	3,520,365
0.13% 2/15/52	5,634,600	3,005,855
0.25% 2/15/50	10,642,369	6,177,155
0.63% 2/15/43	11,664,912	8,666,916
0.75% 2/15/42	5,984,823	4,646,077
0.75% 2/15/45	13,553,392	9,890,734
0.88% 1/15/29	5,208,353	5,127,346
0.88% 2/15/47	6,743,660	4,883,930
1.00% 2/15/46	10,613,322	8,038,941
1.00% 2/15/48	3,512,052	2,581,671
1.00% 2/15/49	509,884	369,748
1.38% 7/15/33	24,967,386	24,245,395
1.38% 2/15/44	13,350,207	11,205,728
1.50% 2/15/53	4,370,274	3,459,475
1.75% 1/15/28	8,200,625	8,305,171
1.88% 7/15/34	29,491,624	29,514,235
2.13% 4/15/29	3,525,902	3,620,681
2.38% 1/15/27	1,445,828	1,470,042
2.50% 1/15/29	7,283,250	7,577,819
3.38% 4/15/32	903,555	1,005,717
3.63% 4/15/28	4,355,085	4,630,922
U.S. Treasury Inflation Indexed Notes
*0.13% 7/15/26	2,341,798	2,321,526
0.13% 4/15/27	1,420,075	1,390,339
0.13% 1/15/30	13,751,322	12,977,085
0.13% 7/15/30	5,129,346	4,818,196
0.13% 1/15/31	6,284,220	5,822,239
0.13% 7/15/31	15,857,335	14,591,708
0.13% 1/15/32	9,511,691	8,620,542
0.38% 7/15/27	10,031,215	9,895,389
0.50% 1/15/28	13,263,978	13,017,114
0.63% 7/15/32	10,267,107	9,576,386
*1.13% 1/15/33	7,107,078	6,791,065
1.25% 4/15/28	3,742,865	3,735,822
1.63% 10/15/29	509,705	515,961
LVIP American Century Inflation Protection Fund-3

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes (continued)
1.75% 1/15/34	4,721,838	$4,680,499
2.38% 10/15/28	2,618,100	2,715,696
Total U.S. Treasury Obligations (Cost $278,597,965)		253,413,490

	Number of Shares
MONEY MARKET FUND–5.53%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	26,576,176	26,576,176
Total Money Market Fund (Cost $26,576,176)		26,576,176

TOTAL INVESTMENTS–100.98% (Cost $512,078,032)	484,951,666
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.98%)	(4,725,909)
NET ASSETS APPLICABLE TO 50,221,429 SHARES OUTSTANDING –100.00%	$480,225,757
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND STANDARD CLASS ($581,928 / 60,607 Shares)	$9.602
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND STANDARD CLASS II ($87,719,757 / 9,145,147 Shares)	$9.592
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND SERVICE CLASS ($391,924,072 / 41,015,675 Shares)	$9.555
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$543,946,729
Distributable earnings/(accumulated loss)	(63,720,972)
TOTAL NET ASSETS	$480,225,757

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
*Fully or partially pledged as collateral for derivatives.
LVIP American Century Inflation Protection Fund-4

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)

★Includes $13,849 expense reimbursement receivable from Lincoln Financial Investments Corporation, $15,030,724 variation margin due from brokers on centrally cleared swap contracts, $4,829,982 payable for securities purchased, $968,315 payable for fund shares redeemed,
$7,503,529 cash collateral due to brokers for certain open bilateral derivatives, $7,545 other accrued expenses payable, $252,464 due to manager and affiliates, $15,012,370 variation margin due to broker on futures contracts, $24,985 payable for audit fee and $22,605 payable for fund accounting fee as of June 30, 2025.

The following futures contracts and swap contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
16	Ultra 10 Year U.S. Treasury Notes Futures	$1,828,250	$1,795,781	9/19/25	$32,469	$—
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,000,000	2.24%	1/12/26	$1,169,705	$1,169,705	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	161,994	161,994	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	1,035,103	1,035,103	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	18,300,000	2.37%	2/2/29	218,558	218,558	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	13,589	13,589	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	(15,421)	—	(15,421)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,800,000	2.65%	8/2/33	(106,429)	—	(106,429)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,000,000	1.63%	6/25/30	1,603,601	1,603,601	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,312,345	1,312,345	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	814,674	814,674	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,200,000	2.62%	3/2/33	(4,685)	—	(4,685)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	688,967	688,967	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,500,000	2.44%	2/2/30	156,077	156,077	—
LVIP American Century Inflation Protection Fund-5

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	9/3/31	$758,925	$758,925	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	58,930	58,930	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	16,628	16,628	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	8/9/26	122,468	122,468	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	661,975	661,975	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,700,000	2.39%	8/2/29	68,391	68,391	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	2,079	2,079	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	2,079	2,079	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,800,000	2.56%	2/4/30	(8,119)	—	(8,119)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	(2.42%)	5/2/32	4,007	4,007	—
					8,870,095	(134,654)

	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	$308,812	$308,812	$—
BRC–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	15,100,000	2.90%	12/21/27	(1,853,149)	—	(1,853,149)
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	319,255	319,255	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	218,754	218,754	—
LVIP American Century Inflation Protection Fund-6

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
BRC–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,600,000	2.78%	7/2/44	$(222,732)	$—	$(222,732)
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,000,000	1.79%	8/27/25	468,817	468,817	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,500,000	1.87%	5/23/26	262,246	262,246	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	13,000,000	1.92%	5/31/26	2,189,606	2,189,606	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	12,500,000	1.77%	6/16/26	2,306,016	2,306,016	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	857,778	857,778	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	493,174	493,174	—
					7,424,458	(2,075,881)
Total Inflation Swap Contracts				$14,084,018	$16,294,553	$(2,210,535)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2025.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BOA–Bank of America
BRC–Barclays Bank
CLO–Collateralized Loan Obligation
GSI–Goldman Sachs International
SOFR–Secured Overnight Financing Rate
TBA–To be announced
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-7

LVIP American Century Inflation Protection Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$11,591,274
EXPENSES:
Management fees	757,905
Distribution fees-Service Class	496,889
Shareholder servicing fees	315,246
Accounting and administration expenses	50,720
Professional fees	35,443
Trustees’ fees and expenses	7,436
Pricing fees	6,627
Custodian fees	6,497
Reports and statements to shareholders	5,866
Consulting fees	2,807
Other	5,289
1,690,725
Less:
Expenses reimbursed	(69,343)
Total operating expenses	1,621,382
NET INVESTMENT INCOME	9,969,892
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,699,146)
Foreign currencies	257
Futures contracts	240,401
Swap contracts	732,603
Net realized loss	(4,725,885)
Net change in unrealized appreciation (depreciation) of:
Investments	14,520,304
Futures contracts	84,591
Swap contracts	968,678
Net change in unrealized appreciation (depreciation)	15,573,573
NET REALIZED AND UNREALIZED GAIN	10,847,688
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,817,580
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Inflation Protection Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,969,892	$18,065,617
Net realized loss	(4,725,885)	(10,015,262)
Net change in unrealized appreciation (depreciation)	15,573,573	391,366
Net increase in net assets resulting from operations	20,817,580	8,441,721
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(350)
Standard Class II	—	(3,612,895)
Service Class	—	(14,692,312)
Return of capital:
Standard Class	—	(16)
Standard Class II	—	(223,292)
Service Class	—	(982,021)
	—	(19,510,886)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	624,966	10,000
Standard Class II	10,274,348	32,502,238
Service Class	30,748,064	54,921,855
Reinvestment of dividends and distributions:
Standard Class	—	366
Standard Class II	—	3,836,187
Service Class	—	15,674,333
	41,647,378	106,944,979
Cost of shares redeemed:
Standard Class	(59,300)	—
Standard Class II	(24,015,536)	(38,873,743)
Service Class	(64,252,856)	(124,561,434)
	(88,327,692)	(163,435,177)
Decrease in net assets derived from capital share transactions	(46,680,314)	(56,490,198)
NET DECREASE IN NET ASSETS	(25,862,734)	(67,559,363)
NET ASSETS:
Beginning of period	506,088,491	573,647,854
End of period	$480,225,757	$506,088,491
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-8

LVIP American Century Inflation Protection Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$9.193	$9.200
Income from investment operations:
Net investment income[3]	0.204	0.236
Net realized and unrealized gain	0.205	0.094
Total from investment operations	0.409	0.330
Less dividends and distributions from:
Net investment income	—	(0.322)
Return of capital	—	(0.015)
Total dividends and distributions	—	(0.337)
Net asset value, end of period	$9.602	$9.193
Total return[4]	4.45%	3.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$582	$10
Ratio of expenses to average net assets	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.40%
Ratio of net investment income to average net assets	4.38%	3.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.35%	3.62%
Portfolio turnover	32%	65%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-9

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$9.188	$9.390	$9.40	$11.44	$11.11	$10.28
Income (loss) from investment operations:
Net investment income[3]	0.200	0.336	0.34	0.50	0.39	0.16
Net realized and unrealized gain (loss)	0.204	(0.161)	(0.01)	(1.94)	0.32	0.84
Total from investment operations	0.404	0.175	0.33	(1.44)	0.71	1.00
Less dividends and distributions from:
Net investment income	—	(0.356)	(0.34)	(0.51)	(0.38)	(0.17)
Net realized gain	—	—	—	(0.06)	—	—
Return of capital	—	(0.021)	—	(0.03)	—	—
Total dividends and distributions	—	(0.377)	(0.34)	(0.60)	(0.38)	(0.17)
Net asset value, end of period	$9.592	$9.188	$9.39	$9.40	$11.44	$11.11
Total return[4]	4.40%	1.82%	3.60%	(12.88% )	6.61%	9.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,720	$97,478	$101,999	$102,827	$126,346	$123,185
Ratio of expenses to average net assets	0.46%	0.46%	0.64%	0.52%	0.46%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	—	—	—	—
Ratio of net investment income to average net assets	4.28%	3.56%	3.55%	4.87%	3.48%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.25%	3.53%	—	—	—	—
Portfolio turnover	32%	65%	28%	86%	64%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-10

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$9.164	$9.370	$9.37	$11.42	$11.09	$10.26
Income (loss) from investment operations:
Net investment income[3]	0.187	0.312	0.31	0.48	0.36	0.14
Net realized and unrealized gain (loss)	0.204	(0.163)	— [4]	(1.95)	0.32	0.84
Total from investment operations	0.391	0.149	0.31	(1.47)	0.68	0.98
Less dividends and distributions from:
Net investment income	—	(0.334)	(0.31)	(0.49)	(0.35)	(0.15)
Net realized gain	—	—	—	(0.06)	—	—
Return of capital	—	(0.021)	—	(0.03)	—	—
Total dividends and distributions	—	(0.355)	(0.31)	(0.58)	(0.35)	(0.15)
Net asset value, end of period	$9.555	$9.164	$9.37	$9.37	$11.42	$11.09
Total return[5]	4.27%	1.54%	3.40%	(13.08% )	6.27%	9.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$391,924	$408,600	$471,649	$519,180	$664,287	$514,161
Ratio of expenses to average net assets	0.71%	0.71%	0.89%	0.77%	0.71%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	—	—	—	—
Ratio of net investment income to average net assets	4.03%	3.31%	3.30%	4.62%	3.23%	1.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.00%	3.28%	—	—	—	—
Portfolio turnover	32%	65%	28%	86%	64%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-11

LVIP American Century Inflation Protection Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Inflation Protection Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund, a former portfolio of American Century Variable Portfolios II, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Inflation Protection Fund-12

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.31% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.36% of the Fund’s average daily net assets for the Standard Class, 0.46% for the Standard Class II and 0.71% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Inflation Protection Fund-13

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$151,586	$151,586
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$21,013
Legal	3,202
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $991 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,849
Management fees payable to LFI	121,420
Distribution fees payable to LFD	79,970
Printing and mailing fees payable to Lincoln Life	595
Shareholder servicing fees payable to Lincoln Life	50,479
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$116,719,753
Purchases of U.S. government securities	41,321,894
Sales other than U.S. government securities	109,060,121
Sales of U.S. government securities	75,620,022
LVIP American Century Inflation Protection Fund-14

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$512,078,032
Aggregate unrealized appreciation of investments and derivatives	$19,080,608
Aggregate unrealized depreciation of investments and derivatives	(32,090,487)
Net unrealized depreciation of investments and derivatives	$(13,009,879)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Inflation Protection Fund-15

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$76,656,475	$—	$76,656,475
Agency Obligations	—	21,763,583	—	21,763,583
Corporate Bonds	—	51,447,255	—	51,447,255
Municipal Bonds	—	2,499,878	—	2,499,878
Non-Agency Asset-Backed Securities	—	9,856,534	—	9,856,534
Non-Agency Collateralized Mortgage Obligations	—	34,905,417	—	34,905,417
Non-Agency Commercial Mortgage-Backed Securities	—	7,832,858	—	7,832,858
U.S. Treasury Obligations	—	253,413,490	—	253,413,490
Money Market Fund	26,576,176	—	—	26,576,176
Total Investments	$26,576,176	$458,375,490	$—	$484,951,666
Derivatives:

Assets:
Futures Contract	$32,469	$—	$—	$32,469
Swap Contracts	$—	$16,294,553	$—	$16,294,553
Liabilities:
Swap Contracts	$—	$(2,210,535)	$—	$(2,210,535)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24*
Shares sold:
Standard Class	65,678	1,087
Standard Class II	1,091,276	3,445,494
Service Class	3,273,285	5,846,940
Shares reinvested:
Standard Class	—	39
Standard Class II	—	410,611
Service Class	—	1,681,632
	4,430,239	11,385,803
Shares redeemed:
Standard Class	(6,197)	—
Standard Class II	(2,555,452)	(4,111,815)
Service Class	(6,843,413)	(13,299,033)
	(9,405,062)	(17,410,848)
Net decrease	(4,974,823)	(6,025,045)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP American Century Inflation Protection Fund-16

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2025, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$32,469	Liabilities net of receivables and other assets	$—
Swap contracts (Inflation contracts)	Liabilities net of receivables and other assets	16,294,553	Liabilities net of receivables and other assets	(2,210,535)
Total		$16,327,022		$(2,210,535)
LVIP American Century Inflation Protection Fund-17

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$240,401	$84,591
Swap contracts (Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	732,603	968,678
Total		$973,004	$1,053,269
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,648,699	$—
Inflation rate swap contracts (average notional value)*	181,735,714	37,957,143

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2025, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$2,060,000	$—
Barclays Bank	—	2,078,761
Goldman Sachs International	5,443,529	—
Total	$7,503,529	$2,078,761
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$2,038,523	$—	$2,038,523
Barclays Bank PLC	—	(2,075,881)	(2,075,881)
Goldman Sachs International	5,385,935	—	5,385,935
Total	$7,424,458	$(2,075,881)	$5,348,577

LVIP American Century Inflation Protection Fund-18

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$2,038,523	$—	$(2,038,523)	$—	$—	$—
Barclays Bank PLC	(2,075,881)	—	—	—	—	(2,075,881)
Goldman Sachs International	5,385,935	—	(5,385,935)	—	—	—
Total	$5,348,577	$—	$(7,424,458)	$—	$—	$(2,075,881)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in Inflation-indexed debt securities which are designed to protect the future purchasing power of the money invested in them. Under normal circumstances, the Fund will invest over 50% of its net assets in inflation -indexed debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP American Century Inflation Protection Fund-19

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Inflation Protection Fund-20

LVIP American Century International Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century International Fund

LVIP American Century International Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.98%
Australia–0.92%
CSL Ltd.	8,858	$1,399,215
		1,399,215
Austria–0.64%
Erste Group Bank AG	11,354	966,513
		966,513
Belgium–0.46%
UCB SA	3,573	703,015
		703,015
Canada–4.05%
Canadian Pacific Kansas City Ltd.	10,379	824,527
†Capstone Copper Corp.	64,061	393,281
GFL Environmental, Inc.	28,265	1,426,252
Intact Financial Corp.	5,872	1,365,426
†Shopify, Inc. Class A	11,532	1,330,065
TC Energy Corp.	16,541	807,524
		6,147,075
China–0.43%
Trip.com Group Ltd. ADR	11,105	651,197
		651,197
Denmark–2.25%
Novo Nordisk AS Class B	21,336	1,478,457
Novonesis Novozymes B Class B	11,247	807,499
Pandora AS	6,378	1,123,773
		3,409,729
France–15.07%
Accor SA	16,812	881,091
Air Liquide SA	15,570	3,210,551
Airbus SE	12,831	2,684,254
BNP Paribas SA	8,173	733,132
Bureau Veritas SA	49,044	1,673,984
Cie de Saint-Gobain SA	11,894	1,397,250
EssilorLuxottica SA	6,071	1,667,052
Hermes International SCA	627	1,699,713
L'Oreal SA	3,017	1,292,343
LVMH Moet Hennessy Louis Vuitton SE	1,610	842,642
Safran SA	4,550	1,483,866
Schneider Electric SE	8,752	2,349,780
Societe Generale SA	51,393	2,939,896
		22,855,554
Germany–13.51%
adidas AG	3,561	831,244
Commerzbank AG	53,076	1,672,585
Deutsche Boerse AG	4,196	1,370,789
Infineon Technologies AG	53,725	2,292,555
Rheinmetall AG	753	1,594,627
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
SAP SE	19,720	$6,029,974
Siemens AG	6,976	1,791,844
†Siemens Energy AG	25,064	2,929,504
Symrise AG	10,018	1,050,532
†Zalando SE	28,294	933,627
		20,497,281
Hong Kong–1.79%
AIA Group Ltd.	148,200	1,342,460
Hong Kong Exchanges & Clearing Ltd.	17,400	935,886
Techtronic Industries Co. Ltd.	39,500	435,842
		2,714,188
India–0.55%
†MakeMyTrip Ltd.	8,494	832,582
		832,582
Indonesia–0.58%
Bank Central Asia Tbk. PT	1,657,200	885,852
		885,852
Ireland–2.44%
Experian PLC	31,815	1,640,580
Kerry Group PLC Class A	18,584	2,053,280
		3,693,860
Italy–2.16%
Ferrari NV	4,965	2,432,408
Saipem SpA	307,935	841,833
		3,274,241
Japan–18.44%
Asics Corp.	32,100	818,562
BayCurrent, Inc.	23,000	1,183,222
Fast Retailing Co. Ltd.	3,600	1,234,310
Hitachi Ltd.	83,300	2,421,059
Hoya Corp.	11,700	1,389,516
Keyence Corp.	5,600	2,239,037
Kobe Bussan Co. Ltd.	40,700	1,263,961
Mitsubishi Heavy Industries Ltd.	114,200	2,857,784
MonotaRO Co. Ltd.	74,000	1,456,753
NEC Corp.	82,100	2,395,271
Panasonic Holdings Corp.	34,600	370,196
†Rakuten Bank Ltd.	26,400	1,210,252
Recruit Holdings Co. Ltd.	12,300	723,321
Ryohin Keikaku Co. Ltd.	41,300	1,980,695
Sony Group Corp.	92,500	2,405,028
Sumitomo Mitsui Financial Group, Inc.	93,300	2,349,383
Terumo Corp.	90,900	1,668,185
		27,966,535
LVIP American Century International Fund-1

LVIP American Century International Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg–0.46%
†Birkenstock Holding PLC	14,031	$690,045
		690,045
Netherlands–4.70%
†Adyen NV	1,154	2,119,364
ASML Holding NV	5,146	4,123,680
Heineken NV	10,183	888,393
		7,131,437
New Zealand–0.64%
†Xero Ltd.	1,886	223,181
Xero Ltd. (XRO)	6,340	750,207
		973,388
Spain–2.57%
†Cellnex Telecom SA	33,839	1,317,632
Iberdrola SA	134,415	2,585,880
		3,903,512
Sweden–1.51%
Atlas Copco AB Class A	51,063	825,484
Hexagon AB Class B	109,790	1,106,639
†Spotify Technology SA	476	365,254
		2,297,377
Switzerland–7.31%
Alcon AG	10,191	903,768
Cie Financiere Richemont SA Class A	9,322	1,764,028
DSM-Firmenich AG	6,238	663,631
Galderma Group AG	14,960	2,174,521
Lonza Group AG	3,457	2,472,320
†On Holding AG Class A	30,707	1,598,299
Zurich Insurance Group AG	2,159	1,510,701
		11,087,268
Taiwan–1.13%
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	1,718,759
		1,718,759
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–14.26%
AstraZeneca PLC	27,577	$3,837,867
BAE Systems PLC	71,066	1,844,366
Barclays PLC	202,424	935,354
BP PLC	108,340	539,782
British American Tobacco PLC	15,145	720,089
Compass Group PLC	54,156	1,834,370
Haleon PLC	393,902	2,024,509
Kingfisher PLC	186,429	744,522
Lloyds Banking Group PLC	855,242	899,300
London Stock Exchange Group PLC	21,095	3,085,083
Marex Group PLC	16,943	668,740
National Grid PLC	69,626	1,022,016
RELX PLC	49,172	2,665,008
Unilever PLC	13,204	805,790
		21,626,796
United States–1.11%
CRH PLC	18,371	1,686,458
		1,686,458
Total Common Stock (Cost $96,550,688)		147,111,877

MONEY MARKET FUND–2.70%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	4,105,092	4,105,092
Total Money Market Fund (Cost $4,105,092)		4,105,092

TOTAL INVESTMENTS–99.68% (Cost $100,655,780)	151,216,969
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	480,168
NET ASSETS APPLICABLE TO 12,424,242 SHARES OUTSTANDING–100.00%	$151,697,137
LVIP American Century International Fund-2

LVIP American Century International Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS ($286,574 / 23,440 Shares)	$12.226
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS II ($107,726,012 / 8,818,960 Shares)	$12.215
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND SERVICE CLASS ($43,684,551 / 3,581,842 Shares)	$12.196
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$91,147,794
Distributable earnings/(accumulated loss)	60,549,343
TOTAL NET ASSETS	$151,697,137

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $13,529 expense reimbursement receivable from Lincoln Financial Investments Corporation, $546,802 payable for securities purchased, $466,143 payable for fund shares redeemed, $11,690 other accrued expenses payable, $126,527 due to manager and affiliates,
$14,604 payable for audit fee and $14,228 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-3

LVIP American Century International Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$2,181,780
Foreign taxes withheld	(206,758)
1,975,022
EXPENSES:
Management fees	664,216
Shareholder servicing fees	87,280
Distribution fees-Service Class	49,370
Accounting and administration expenses	22,090
Professional fees	20,751
Custodian fees	18,136
Pricing fees	5,236
Consulting fees	3,356
Reports and statements to shareholders	2,719
Trustees’ fees and expenses	2,452
Other	9,936
885,542
Less:
Expenses reimbursed	(67,241)
Total operating expenses	818,301
NET INVESTMENT INCOME	1,156,721
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	12,071,884
Foreign currencies	26,250
Net realized gain	12,098,134
Net change in unrealized appreciation (depreciation) of:
Investments	9,568,926
Foreign currencies	51,038
Net change in unrealized appreciation (depreciation)	9,619,964
NET REALIZED AND UNREALIZED GAIN	21,718,098
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,874,819
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century International Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,156,721	$846,147
Net realized gain	12,098,134	5,283,436
Net change in unrealized appreciation (depreciation)	9,619,964	(1,531,443)
Net increase in net assets resulting from operations	22,874,819	4,598,140
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(67)
Standard Class II	—	(2,010,736)
Service Class	—	(474,363)
Return of capital:
Standard Class	—	(8)
Standard Class II	—	(151,146)
Service Class	—	(43,017)
	—	(2,679,337)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	298,663	10,000
Standard Class II	6,597,445	12,608,382
Service Class	4,246,671	3,048,802
Reinvestment of dividends and distributions:
Standard Class	—	75
Standard Class II	—	2,161,882
Service Class	—	517,380
	11,142,779	18,346,521
Cost of shares redeemed:
Standard Class	(53,704)	—
Standard Class II	(43,033,099)	(22,115,131)
Service Class	(2,762,699)	(4,389,070)
	(45,849,502)	(26,504,201)
Decrease in net assets derived from capital share transactions	(34,706,723)	(8,157,680)
NET DECREASE IN NET ASSETS	(11,831,904)	(6,238,877)
NET ASSETS:
Beginning of period	163,529,041	169,767,918
End of period	$151,697,137	$163,529,041
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-4

LVIP American Century International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$10.687	$10.730
Income (loss) from investment operations:
Net investment income[3]	0.086	0.050
Net realized and unrealized gain (loss)	1.453	(0.012)
Total from investment operations	1.539	0.038
Less dividends and distributions from:
Net investment income	—	(0.072)
Return of capital	—	(0.009)
Total dividends and distributions	—	(0.081)
Net asset value, end of period	$12.226	$10.687
Total return[4]	14.40%	0.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$287	$10
Ratio of expenses to average net assets	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	0.94%
Ratio of net investment income to average net assets	1.53%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.45%	0.54%
Portfolio turnover	44%	52%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-5

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$10.684	$10.580	$9.53	$14.86	$14.10	$11.50
Income (loss) from investment operations:
Net investment income[3]	0.080	0.058	0.09	0.13	0.14	0.02
Net realized and unrealized gain (loss)	1.451	0.225	1.10	(3.51)	1.05	2.81
Total from investment operations	1.531	0.283	1.19	(3.38)	1.19	2.83
Less dividends and distributions from:
Net investment income	—	(0.166)	(0.14)	(0.17)	(0.02)	(0.06)
Net realized gain	—	—	—	(1.78)	(0.41)	(0.17)
Return of capital	—	(0.013)	—	—	—	—
Total dividends and distributions	—	(0.179)	(0.14)	(1.95)	(0.43)	(0.23)
Net asset value, end of period	$12.215	$10.684	$10.58	$9.53	$14.86	$14.10
Total return[4]	14.34%	2.61%	12.57%	(24.75% )	8.75%	25.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,726	$126,688	$132,504	$126,117	$175,756	$175,606
Ratio of expenses to average net assets	0.95%	0.95%	1.01%	1.10%	1.04%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.05%	1.11%	1.20%	1.29%	1.36%
Ratio of net investment income to average net assets	1.43%	0.53%	0.92%	1.29%	0.92%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.35%	0.43%	0.82%	1.19%	0.67%	(0.15% )
Portfolio turnover	44%	52%	52%	40%	47%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-6

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$10.675	$10.560	$9.51	$14.83	$14.07	$11.48
Income (loss) from investment operations:
Net investment income[3]	0.072	0.042	0.08	0.12	0.11	0.01
Net realized and unrealized gain (loss)	1.449	0.224	1.10	(3.51)	1.06	2.79
Total from investment operations	1.521	0.266	1.18	(3.39)	1.17	2.80
Less dividends and distributions from:
Net investment income	—	(0.138)	(0.13)	(0.15)	— [4]	(0.04)
Net realized gain	—	—	—	(1.78)	(0.41)	(0.17)
Return of capital	—	(0.013)	—	—	—	—
Total dividends and distributions	—	(0.151)	(0.13)	(1.93)	(0.41)	(0.21)
Net asset value, end of period	$12.196	$10.675	$10.56	$9.51	$14.83	$14.07
Total return[5]	14.26%	2.46%	12.43%	(24.86% )	8.60%	25.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,684	$36,831	$37,264	$35,074	$50,432	$48,151
Ratio of expenses to average net assets	1.10%	1.10%	1.16%	1.25%	1.19%	1.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.18%	1.20%	1.26%	1.35%	1.44%	1.51%
Ratio of net investment income to average net assets	1.28%	0.38%	0.77%	1.14%	0.77%	0.06%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.20%	0.28%	0.67%	1.04%	0.52%	(0.30% )
Portfolio turnover	44%	52%	52%	40%	47%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP International Fund  a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-7

LVIP American Century International Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century International Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP International Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century International Fund-8

LVIP American Century International Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP American Century International Fund is $51,121 and $50,951 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $1 billion of the Fund’s average daily net assets; and 0.75% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.85% of the Fund’s average daily net assets for the Standard Class, 0.95% for the Standard Class II and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century International Fund-9

LVIP American Century International Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$101,173	$101,173
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$7,122
Legal	1,085
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $508 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,529
Management fees payable to LFI	104,435
Distribution fees payable to LFD	8,795
Shareholder servicing fees payable to Lincoln Life	13,297
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$74,050,615
Sales	108,246,035
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$100,655,780
Aggregate unrealized appreciation of investments	$51,335,488
Aggregate unrealized depreciation of investments	(774,299)
Net unrealized appreciation of investments	$50,561,189
LVIP American Century International Fund-10

LVIP American Century International Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP American Century International Fund-11

LVIP American Century International Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$1,399,215	$—	$1,399,215
Austria	—	966,513	—	966,513
Belgium	—	703,015	—	703,015
Canada	6,147,075	—	—	6,147,075
China	651,197	—	—	651,197
Denmark	—	3,409,729	—	3,409,729
France	—	22,855,554	—	22,855,554
Germany	—	20,497,281	—	20,497,281
Hong Kong	—	2,714,188	—	2,714,188
India	832,582	—	—	832,582
Indonesia	—	885,852	—	885,852
Ireland	—	3,693,860	—	3,693,860
Italy	—	3,274,241	—	3,274,241
Japan	—	27,966,535	—	27,966,535
Luxembourg	690,045	—	—	690,045
Netherlands	—	7,131,437	—	7,131,437
New Zealand	—	973,388	—	973,388
Spain	—	3,903,512	—	3,903,512
Sweden	365,254	1,932,123	—	2,297,377
Switzerland	1,598,299	9,488,969	—	11,087,268
Taiwan	—	1,718,759	—	1,718,759
United Kingdom	668,740	20,958,056	—	21,626,796
United States	1,686,458	—	—	1,686,458
Money Market Fund	4,105,092	—	—	4,105,092
Total Investments	$16,744,742	$134,472,227	$—	$151,216,969
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24*
Shares sold:
Standard Class	27,182	932
Standard Class II	583,340	1,140,185
Service Class	378,040	274,651
Shares reinvested:
Standard Class	—	7
Standard Class II	—	193,646
Service Class	—	46,384
	988,562	1,655,805
Shares redeemed:
Standard Class	(4,681)	—
Standard Class II	(3,621,909)	(2,000,839)
Service Class	(246,468)	(399,578)
	(3,873,058)	(2,400,417)
Net decrease	(2,884,496)	(744,612)

*	Date of commencement of operations of Standard class is April 29, 2024.
LVIP American Century International Fund-12

LVIP American Century International Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century International Fund-13

LVIP American Century Large Company Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Large Company Value Fund

LVIP American Century Large Company Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.64%
Aerospace & Defense–1.39%
RTX Corp.	14,565	$2,126,781
		2,126,781
Air Freight & Logistics–1.36%
United Parcel Service, Inc. Class B	20,733	2,092,789
		2,092,789
Automobile Components–0.62%
†Aptiv PLC	13,871	946,280
		946,280
Banks–7.96%
JPMorgan Chase & Co.	20,432	5,923,441
Truist Financial Corp.	72,529	3,118,022
U.S. Bancorp	69,976	3,166,414
		12,207,877
Beverages–3.91%
Heineken Holding NV	22,253	1,660,512
PepsiCo, Inc.	19,554	2,581,910
Pernod Ricard SA	17,579	1,753,530
		5,995,952
Building Products–1.03%
A.O. Smith Corp.	24,020	1,574,991
		1,574,991
Capital Markets–7.33%
Bank of New York Mellon Corp.	23,336	2,126,143
Blackrock, Inc.	3,278	3,439,441
Charles Schwab Corp.	42,072	3,838,649
Northern Trust Corp.	14,507	1,839,343
		11,243,576
Chemicals–1.29%
Akzo Nobel NV	12,284	861,890
PPG Industries, Inc.	9,866	1,122,258
		1,984,148
Communications Equipment–3.21%
Cisco Systems, Inc.	44,006	3,053,136
†F5, Inc.	6,368	1,874,230
		4,927,366
Construction Materials–1.40%
CRH PLC	12,805	1,175,499
Martin Marietta Materials, Inc.	1,774	973,855
		2,149,354
Consumer Staples Distribution & Retail–0.52%
†Dollar Tree, Inc.	8,018	794,103
		794,103
Containers & Packaging–1.32%
Graphic Packaging Holding Co.	96,193	2,026,787
		2,026,787
Diversified Telecommunication Services–1.59%
Verizon Communications, Inc.	56,220	2,432,639
		2,432,639
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–4.78%
Duke Energy Corp.	24,811	$2,927,698
Eversource Energy	24,604	1,565,306
Xcel Energy, Inc.	41,608	2,833,505
		7,326,509
Electrical Equipment–0.80%
Emerson Electric Co.	9,165	1,221,969
		1,221,969
Electronic Equipment, Instruments & Components–0.85%
TE Connectivity PLC	7,682	1,295,723
		1,295,723
Energy Equipment & Services–0.72%
Baker Hughes Co.	28,733	1,101,623
		1,101,623
Entertainment–1.49%
Walt Disney Co.	18,424	2,284,760
		2,284,760
Financial Services–1.69%
†Berkshire Hathaway, Inc. Class B	5,338	2,593,040
		2,593,040
Food Products–2.16%
Conagra Brands, Inc.	39,750	813,683
General Mills, Inc.	19,388	1,004,492
Mondelez International, Inc. Class A	22,148	1,493,661
		3,311,836
Ground Transportation–2.39%
Norfolk Southern Corp.	14,315	3,664,211
		3,664,211
Health Care Equipment & Supplies–6.95%
Becton Dickinson & Co.	22,243	3,831,357
Medtronic PLC	37,210	3,243,596
Zimmer Biomet Holdings, Inc.	39,227	3,577,894
		10,652,847
Health Care Providers & Services–4.18%
†Centene Corp.	16,421	891,332
CVS Health Corp.	11,157	769,610
†Henry Schein, Inc.	25,954	1,895,939
Quest Diagnostics, Inc.	4,217	757,500
UnitedHealth Group, Inc.	4,267	1,331,176
Universal Health Services, Inc. Class B	4,179	757,026
		6,402,583
Household Durables–0.93%
†Mohawk Industries, Inc.	13,596	1,425,405
		1,425,405
Household Products–1.24%
Kimberly-Clark Corp.	7,287	939,440
Reckitt Benckiser Group PLC	14,126	962,361
		1,901,801
Industrial Conglomerates–0.89%
Siemens AG	5,325	1,367,771
		1,367,771
LVIP American Century Large Company Value Fund-1

LVIP American Century Large Company Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–3.40%
Allstate Corp.	8,290	$1,668,860
Chubb Ltd.	2,650	767,758
Willis Towers Watson PLC	9,054	2,775,051
		5,211,669
Interactive Media & Services–1.51%
Alphabet, Inc. Class A	13,163	2,319,715
		2,319,715
IT Services–1.68%
Amdocs Ltd.	17,406	1,588,124
Cognizant Technology Solutions Corp. Class A	12,707	991,527
		2,579,651
Life Sciences Tools & Services–1.53%
†IQVIA Holdings, Inc.	14,904	2,348,721
		2,348,721
Machinery–3.93%
Cummins, Inc.	4,762	1,559,555
Dover Corp.	6,638	1,216,281
Oshkosh Corp.	17,481	1,984,793
Toro Co.	17,793	1,257,609
		6,018,238
Metals & Mining–0.58%
Reliance, Inc.	2,823	886,140
		886,140
Oil, Gas & Consumable Fuels–5.99%
Chevron Corp.	4,625	662,254
Coterra Energy, Inc.	41,254	1,047,026
Enterprise Products Partners LP	68,433	2,122,107
Exxon Mobil Corp.	28,132	3,032,630
Shell PLC	46,154	1,610,291
TotalEnergies SE ADR	11,460	703,529
		9,177,837
Passenger Airlines–0.49%
Southwest Airlines Co.	23,361	757,831
		757,831
Personal Care Products–4.37%
Estee Lauder Cos., Inc. Class A	27,867	2,251,654
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
Kenvue, Inc.	110,009	$2,302,488
Unilever PLC ADR	35,101	2,147,128
		6,701,270
Pharmaceuticals–4.97%
Johnson & Johnson	31,413	4,798,336
Merck & Co., Inc.	18,897	1,495,887
Roche Holding AG	4,039	1,318,409
		7,612,632
Residential REITs–1.49%
Equity Residential	33,901	2,287,978
		2,287,978
Retail REITs–0.52%
Realty Income Corp.	13,812	795,709
		795,709
Semiconductors & Semiconductor Equipment–2.87%
Analog Devices, Inc.	10,275	2,445,656
†ON Semiconductor Corp.	14,752	773,152
QUALCOMM, Inc.	7,445	1,185,691
		4,404,499
Specialized REITs–1.16%
American Tower Corp.	8,041	1,777,222
		1,777,222
Trading Companies & Distributors–1.15%
MSC Industrial Direct Co., Inc. Class A	20,683	1,758,469
		1,758,469
Total Common Stock (Cost $128,862,965)		149,690,302

MONEY MARKET FUND–1.99%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	3,044,435	3,044,435
Total Money Market Fund (Cost $3,044,435)		3,044,435

TOTAL INVESTMENTS–99.63% (Cost $131,907,400)	152,734,737
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	566,945
NET ASSETS APPLICABLE TO 7,626,194 SHARES OUTSTANDING–100.00%	$153,301,682
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND STANDARD CLASS ($11,211 / 566 Shares)	$19.786
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND STANDARD CLASS II ($20,582,386 / 1,040,945 Shares)	$19.773
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND SERVICE CLASS ($132,708,085 / 6,584,683 Shares)	$20.154
LVIP American Century Large Company Value Fund-2

LVIP American Century Large Company Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$123,215,633
Distributable earnings/(accumulated loss)	30,086,049
TOTAL NET ASSETS	$153,301,682

†Non-income producing.

★Includes $9,558 expense reimbursement receivable from Lincoln Financial Investments Corporation, $76,326 payable for securities purchased, $14,955 payable for fund shares redeemed, $6,868 other accrued expenses payable, $99,670 due to manager and affiliates,
$15,882 payable for audit fee and $13,800 payable for fund accounting fee as of June 30, 2025.

The following foreign currency exchange contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(991,986)	USD	1,328,540	9/26/25	$—	$(33,883)
CBK	GBP	(991,986)	USD	1,328,753	9/26/25	—	(33,670)
GS	EUR	(1,132,827)	USD	1,314,204	9/26/25	—	(27,956)
GS	GBP	(991,986)	USD	1,329,038	9/26/25	—	(33,385)
JPM	CHF	(446,310)	USD	551,650	9/26/25	—	(17,032)
JPM	EUR	(1,132,827)	USD	1,314,690	9/26/25	—	(27,471)
MSC	EUR	(1,132,827)	USD	1,313,076	9/26/25	—	(29,085)
UBS	CHF	(446,310)	USD	551,636	9/26/25	—	(17,045)
UBS	EUR	(1,132,827)	USD	1,314,102	9/26/25	—	(28,058)
Total Foreign Currency Exchange Contracts						$—	$(247,585)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CBK–Citigroup Global Markets
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-3

LVIP American Century Large Company Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$2,111,559
Foreign taxes withheld	(23,910)
2,087,649
EXPENSES:
Management fees	410,700
Distribution fees-Service Class	161,277
Shareholder servicing fees	31,812
Professional fees	21,878
Accounting and administration expenses	20,762
Custodian fees	8,244
Pricing fees	3,001
Reports and statements to shareholders	2,717
Consulting fees	2,265
Trustees’ fees and expenses	2,238
Other	3,696
668,590
Less:
Expenses reimbursed	(49,121)
Total operating expenses	619,469
NET INVESTMENT INCOME	1,468,180
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,035,077
Foreign currencies	2,525
Foreign currency exchange contracts	(815,786)
Net realized gain	2,221,816
Net change in unrealized appreciation (depreciation) of:
Investments	4,134,948
Foreign currencies	9,443
Foreign currency exchange contracts	(393,107)
Net change in unrealized appreciation (depreciation)	3,751,284
NET REALIZED AND UNREALIZED GAIN	5,973,100
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,441,280
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Large Company Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,468,180	$2,736,672
Net realized gain	2,221,816	9,789,034
Net change in unrealized appreciation (depreciation)	3,751,284	2,506,109
Net increase in net assets resulting from operations	7,441,280	15,031,815
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(299)
Standard Class II	—	(999,863)
Service Class	—	(5,353,977)
	—	(6,354,139)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,001
Standard Class II	1,844,888	5,670,411
Service Class	8,879,130	15,681,014
Reinvestment of dividends and distributions:
Standard Class	—	299
Standard Class II	—	999,863
Service Class	—	5,353,977
	10,724,018	27,715,565
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(4,113,528)	(7,767,757)
Service Class	(12,527,721)	(21,970,416)
	(16,641,249)	(29,738,173)
Decrease in net assets derived from capital share transactions	(5,917,231)	(2,022,608)
NET INCREASE IN NET ASSETS	1,524,049	6,655,068
NET ASSETS:
Beginning of period	151,777,633	145,122,565
End of period	$153,301,682	$151,777,633
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-4

LVIP American Century Large Company Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$18.815	$18.140
Income from investment operations:
Net investment income[3]	0.212	0.268
Net realized and unrealized gain	0.759	0.950
Total from investment operations	0.971	1.218
Less dividends and distributions from:
Net investment income	—	(0.398)
Net realized gain	—	(0.145)
Total dividends and distributions	—	(0.543)
Net asset value, end of period	$19.786	$18.815
Total return[4]	5.16%	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.68%
Ratio of net investment income to average net assets	2.20%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.13%	1.96%
Portfolio turnover	28%	41%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-5

LVIP American Century Large Company Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$18.812	$17.750	$18.08	$19.49	$16.24	$16.29
Income (loss) from investment operations:
Net investment income[3]	0.200	0.365	0.37	0.35	0.31	0.30
Net realized and unrealized gain (loss)	0.761	1.538	0.26	(0.37)	3.20	0.02
Total from investment operations	0.961	1.903	0.63	(0.02)	3.51	0.32
Less dividends and distributions from:
Net investment income	—	(0.495)	(0.46)	(0.39)	(0.26)	(0.25)
Net realized gain	—	(0.346)	(0.50)	(1.00)	—	(0.12)
Total dividends and distributions	—	(0.841)	(0.96)	(1.39)	(0.26)	(0.37)
Net asset value, end of period	$19.773	$18.812	$17.75	$18.08	$19.49	$16.24
Total return[4]	5.11%	10.72%	3.88%	(0.26% )	21.71%	2.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,582	$21,846	$21,616	$23,858	$16,520	$11,424
Ratio of expenses to average net assets	0.70%	0.70%	0.71%	0.72%	0.71%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.80%	0.83%	0.83%	0.84%	0.90%
Ratio of net investment income to average net assets	2.10%	1.95%	2.12%	1.93%	1.68%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.03%	1.85%	2.00%	1.82%	1.55%	1.91%
Portfolio turnover	28%	41%	37%	30%	40%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-6

LVIP American Century Large Company Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$19.189	$18.100	$18.41	$19.83	$16.52	$16.56
Income (loss) from investment operations:
Net investment income[3]	0.189	0.344	0.35	0.33	0.29	0.28
Net realized and unrealized gain (loss)	0.776	1.559	0.28	(0.39)	3.25	0.03
Total from investment operations	0.965	1.903	0.63	(0.06)	3.54	0.31
Less dividends and distributions from:
Net investment income	—	(0.468)	(0.44)	(0.36)	(0.23)	(0.23)
Net realized gain	—	(0.346)	(0.50)	(1.00)	—	(0.12)
Total dividends and distributions	—	(0.814)	(0.94)	(1.36)	(0.23)	(0.35)
Net asset value, end of period	$20.154	$19.189	$18.10	$18.41	$19.83	$16.52
Total return[4]	5.03%	10.52%	3.78%	(0.46% )	21.53%	2.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,708	$129,921	$123,507	$130,585	$84,448	$58,635
Ratio of expenses to average net assets	0.85%	0.85%	0.86%	0.87%	0.86%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.95%	0.98%	0.98%	0.99%	1.05%
Ratio of net investment income to average net assets	1.95%	1.80%	1.97%	1.78%	1.53%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.88%	1.70%	1.85%	1.67%	1.40%	1.76%
Portfolio turnover	28%	41%	37%	30%	40%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-7

LVIP American Century Large Company Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Large Company Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments VP Large Company Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Large Company Value Fund-8

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.60% of the Fund’s average daily net assets for the Standard Class, 0.70% for the Standard Class II and 0.85% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP American Century Large Company Value Fund-9

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Expiration Date
	2027	Total
LFI	$81,062	$81,062
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$6,374
Legal	971
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $588 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$9,558
Management fees payable to LFI	67,741
Distribution fees payable to LFD	26,736
Shareholder servicing fees payable to Lincoln Life	5,193
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$42,977,050
Sales	49,061,133
LVIP American Century Large Company Value Fund-10

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$131,907,400
Aggregate unrealized appreciation of investments and derivatives	$27,724,869
Aggregate unrealized depreciation of investments and derivatives	(7,145,117)
Net unrealized appreciation of investments and derivatives	$20,579,752
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Large Company Value Fund-11

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$2,126,781	$—	$—	$2,126,781
Air Freight & Logistics	2,092,789	—	—	2,092,789
Automobile Components	946,280	—	—	946,280
Banks	12,207,877	—	—	12,207,877
Beverages	2,581,910	3,414,042	—	5,995,952
Building Products	1,574,991	—	—	1,574,991
Capital Markets	11,243,576	—	—	11,243,576
Chemicals	1,122,258	861,890	—	1,984,148
Communications Equipment	4,927,366	—	—	4,927,366
Construction Materials	2,149,354	—	—	2,149,354
Consumer Staples Distribution & Retail	794,103	—	—	794,103
Containers & Packaging	2,026,787	—	—	2,026,787
Diversified Telecommunication Services	2,432,639	—	—	2,432,639
Electric Utilities	7,326,509	—	—	7,326,509
Electrical Equipment	1,221,969	—	—	1,221,969
Electronic Equipment, Instruments & Components	1,295,723	—	—	1,295,723
Energy Equipment & Services	1,101,623	—	—	1,101,623
Entertainment	2,284,760	—	—	2,284,760
Financial Services	2,593,040	—	—	2,593,040
Food Products	3,311,836	—	—	3,311,836
Ground Transportation	3,664,211	—	—	3,664,211
Health Care Equipment & Supplies	10,652,847	—	—	10,652,847
Health Care Providers & Services	6,402,583	—	—	6,402,583
Household Durables	1,425,405	—	—	1,425,405
Household Products	939,440	962,361	—	1,901,801
Industrial Conglomerates	—	1,367,771	—	1,367,771
Insurance	5,211,669	—	—	5,211,669
Interactive Media & Services	2,319,715	—	—	2,319,715
IT Services	2,579,651	—	—	2,579,651
Life Sciences Tools & Services	2,348,721	—	—	2,348,721
Machinery	6,018,238	—	—	6,018,238
Metals & Mining	886,140	—	—	886,140
Oil, Gas & Consumable Fuels	7,567,546	1,610,291	—	9,177,837
Passenger Airlines	757,831	—	—	757,831
Personal Care Products	6,701,270	—	—	6,701,270
Pharmaceuticals	6,294,223	1,318,409	—	7,612,632
Residential REITs	2,287,978	—	—	2,287,978
Retail REITs	795,709	—	—	795,709
Semiconductors & Semiconductor Equipment	4,404,499	—	—	4,404,499
Specialized REITs	1,777,222	—	—	1,777,222
Trading Companies & Distributors	1,758,469	—	—	1,758,469
Money Market Fund	3,044,435	—	—	3,044,435
Total Investments	$143,199,973	$9,534,764	$—	$152,734,737
Derivatives:

Liabilities:
Foreign Currency Exchange Contracts	$—	$(247,585)	$—	$(247,585)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP American Century Large Company Value Fund-12

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24*
Shares sold:
Standard Class	—	551
Standard Class II	95,483	307,579
Service Class	452,425	818,330
Shares reinvested:
Standard Class	—	15
Standard Class II	—	52,690
Service Class	—	276,219
	547,908	1,455,384
Shares redeemed:
Standard Class	—	—
Standard Class II	(215,809)	(416,560)
Service Class	(638,192)	(1,148,984)
	(854,001)	(1,565,544)
Net decrease	(306,093)	(110,160)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP American Century Large Company Value Fund-13

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(247,585)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(815,786)	$(393,107)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$813,971	$11,766,046
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP American Century Large Company Value Fund-14

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Large Company Value Fund-15

LVIP American Century Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Mid Cap Value Fund

LVIP American Century Mid Cap Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.80%
Aerospace & Defense–2.05%
Hexcel Corp.	68,726	$3,882,332
L3Harris Technologies, Inc.	34,412	8,631,906
		12,514,238
Automobile Components–1.61%
BorgWarner, Inc.	111,784	3,742,528
Cie Generale des Etablissements Michelin SCA	88,785	3,302,288
Gentex Corp.	126,959	2,791,829
		9,836,645
Banks–8.50%
Commerce Bancshares, Inc.	152,626	9,488,759
First Hawaiian, Inc.	63,357	1,581,391
PNC Financial Services Group, Inc.	44,698	8,332,601
Prosperity Bancshares, Inc.	74,917	5,262,170
Truist Financial Corp.	278,361	11,966,739
U.S. Bancorp	264,856	11,984,734
Westamerica BanCorp	65,845	3,189,532
		51,805,926
Beverages–1.59%
Heineken NV	49,163	4,289,119
Pernod Ricard SA	53,878	5,374,405
		9,663,524
Building Products–0.60%
A.O. Smith Corp.	55,612	3,646,479
		3,646,479
Capital Markets–3.77%
Bank of New York Mellon Corp.	44,979	4,098,037
Northern Trust Corp.	84,447	10,707,035
Raymond James Financial, Inc.	21,297	3,266,321
T. Rowe Price Group, Inc.	51,041	4,925,456
		22,996,849
Chemicals–1.22%
Akzo Nobel NV	45,335	3,180,870
PPG Industries, Inc.	37,564	4,272,905
		7,453,775
Commercial Services & Supplies–0.80%
ABM Industries, Inc.	84,678	3,997,648
Republic Services, Inc.	3,668	904,566
		4,902,214
Communications Equipment–0.50%
†F5, Inc.	10,308	3,033,851
		3,033,851
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.50%
Vinci SA	20,535	$3,028,304
		3,028,304
Construction Materials–0.75%
Eagle Materials, Inc.	22,601	4,567,888
		4,567,888
Consumer Staples Distribution & Retail–0.74%
Koninklijke Ahold Delhaize NV	108,758	4,542,434
		4,542,434
Containers & Packaging–2.50%
Graphic Packaging Holding Co.	389,641	8,209,736
Packaging Corp. of America	37,342	7,037,100
		15,246,836
Electric Utilities–4.70%
Duke Energy Corp.	13,003	1,534,354
Evergy, Inc.	125,541	8,653,541
Eversource Energy	133,536	8,495,560
PPL Corp.	45,422	1,539,352
Xcel Energy, Inc.	123,535	8,412,734
		28,635,541
Electrical Equipment–1.09%
Emerson Electric Co.	27,158	3,620,976
Legrand SA	22,530	3,019,664
		6,640,640
Electronic Equipment, Instruments & Components–0.85%
†Ralliant Corp.	8,480	411,179
TE Connectivity PLC	28,366	4,784,493
		5,195,672
Energy Equipment & Services–1.42%
Baker Hughes Co.	225,616	8,650,117
		8,650,117
Food Products–2.18%
Conagra Brands, Inc.	274,785	5,624,849
General Mills, Inc.	88,452	4,582,698
Mondelez International, Inc. Class A	45,338	3,057,595
		13,265,142
Gas Utilities–1.97%
ONE Gas, Inc.	78,500	5,641,010
Spire, Inc.	86,980	6,348,670
		11,989,680
LVIP American Century Mid Cap Value Fund-1

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–3.10%
CSX Corp.	290,187	$9,468,802
Norfolk Southern Corp.	36,846	9,431,470
		18,900,272
Health Care Equipment & Supplies–7.62%
Becton Dickinson & Co.	48,935	8,429,054
†Envista Holdings Corp.	211,614	4,134,938
GE HealthCare Technologies, Inc.	87,584	6,487,347
†Hologic, Inc.	77,076	5,022,272
Medtronic PLC	69,337	6,044,106
Zimmer Biomet Holdings, Inc.	178,858	16,313,638
		46,431,355
Health Care Providers & Services–6.32%
Cencora, Inc.	7,909	2,371,514
†Centene Corp.	86,800	4,711,504
†Henry Schein, Inc.	169,781	12,402,502
Labcorp Holdings, Inc.	40,216	10,557,102
Quest Diagnostics, Inc.	27,130	4,873,362
Universal Health Services, Inc. Class B	19,744	3,576,625
		38,492,609
Health Care REITs–1.57%
Healthpeak Properties, Inc.	280,082	4,904,236
Ventas, Inc.	74,313	4,692,866
		9,597,102
Hotels, Restaurants & Leisure–0.53%
Sodexo SA	52,783	3,248,606
		3,248,606
Household Durables–1.10%
†Mohawk Industries, Inc.	43,779	4,589,790
PulteGroup, Inc.	20,172	2,127,339
		6,717,129
Household Products–2.36%
Kimberly-Clark Corp.	65,186	8,403,779
Reckitt Benckiser Group PLC	87,573	5,966,081
		14,369,860
Insurance–4.39%
Allstate Corp.	17,424	3,507,625
Hanover Insurance Group, Inc.	20,654	3,508,495
Reinsurance Group of America, Inc.	43,261	8,581,252
Willis Towers Watson PLC	36,332	11,135,758
		26,733,130
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.93%
Amdocs Ltd.	71,700	$6,541,908
Cognizant Technology Solutions Corp. Class A	66,883	5,218,881
		11,760,789
Life Sciences Tools & Services–1.47%
†ICON PLC	20,285	2,950,453
†IQVIA Holdings, Inc.	31,111	4,902,782
†Qiagen NV	22,876	1,099,421
		8,952,656
Machinery–4.74%
Cummins, Inc.	20,283	6,642,683
Dover Corp.	8,822	1,616,455
Fortive Corp.	25,439	1,326,135
†Gates Industrial Corp. PLC	63,307	1,457,960
Oshkosh Corp.	84,847	9,633,528
Timken Co.	65,888	4,780,174
Toro Co.	48,895	3,455,899
		28,912,834
Media–1.44%
Interpublic Group of Cos., Inc.	181,896	4,452,814
Omnicom Group, Inc.	60,439	4,347,982
		8,800,796
Metals & Mining–0.97%
Reliance, Inc.	18,773	5,892,845
		5,892,845
Multi-Utilities–1.29%
Northwestern Energy Group, Inc.	152,914	7,844,488
		7,844,488
Oil, Gas & Consumable Fuels–4.21%
Coterra Energy, Inc.	205,304	5,210,616
Diamondback Energy, Inc.	26,822	3,685,343
Enterprise Products Partners LP	413,725	12,829,612
Occidental Petroleum Corp.	93,124	3,912,139
		25,637,710
Passenger Airlines–0.98%
Southwest Airlines Co.	184,602	5,988,489
		5,988,489
Personal Care Products–2.73%
Estee Lauder Cos., Inc. Class A	79,921	6,457,617
Kenvue, Inc.	487,568	10,204,798
		16,662,415
LVIP American Century Mid Cap Value Fund-2

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.71%
Equity Residential	122,277	$8,252,475
Essex Property Trust, Inc.	7,592	2,151,573
		10,404,048
Retail REITs–2.21%
Agree Realty Corp.	29,857	2,181,352
Realty Income Corp.	166,441	9,588,666
Regency Centers Corp.	23,841	1,698,195
		13,468,213
Semiconductors & Semiconductor Equipment–1.75%
Analog Devices, Inc.	5,177	1,232,230
NXP Semiconductors NV	15,751	3,441,436
Teradyne, Inc.	66,721	5,999,552
		10,673,218
Specialized REITs–3.53%
American Tower Corp.	27,086	5,986,548
Public Storage	22,777	6,683,227
VICI Properties, Inc.	270,859	8,830,003
		21,499,778
Technology Hardware, Storage & Peripherals–0.99%
HP, Inc.	247,163	6,045,607
		6,045,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.52%
Ashtead Group PLC	47,544	$3,048,806
Bunzl PLC	269,620	8,591,835
MSC Industrial Direct Co., Inc. Class A	115,204	9,794,644
		21,435,285
Total Common Stock (Cost $548,426,446)		596,084,989
PREFERRED STOCK–0.76%
Henkel AG & Co. KGaA 3.06%	58,707	4,613,407
Total Preferred Stock (Cost $3,884,016)		4,613,407

MONEY MARKET FUND–1.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	7,152,724	7,152,724
Total Money Market Fund (Cost $7,152,724)		7,152,724

TOTAL INVESTMENTS–99.73% (Cost $559,463,186)	607,851,120
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,662,051
NET ASSETS APPLICABLE TO 30,221,958 SHARES OUTSTANDING–100.00%	$609,513,171
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS ($10,973 / 544 Shares)	$20.178
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS II ($166,127,210 / 8,239,480 Shares)	$20.162
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND SERVICE CLASS ($443,374,988 / 21,981,934 Shares)	$20.170
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$511,640,635
Distributable earnings/(accumulated loss)	97,872,536
TOTAL NET ASSETS	$609,513,171

†Non-income producing.

★Includes $8,486 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,126,269 payable for securities purchased, $395,607 payable for fund shares redeemed, $8,200 other accrued expenses payable, $467,565 due to manager and affiliates,
$14,221 payable for audit fee and $23,548 payable for fund accounting fee as of June 30, 2025.

LVIP American Century Mid Cap Value Fund-3

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(3,833,569)	USD	5,144,552	9/26/25	$—	$(120,584)
CBK	GBP	(3,507,623)	USD	4,698,418	9/26/25	—	(119,054)
GS	EUR	(6,259,650)	USD	7,261,883	9/26/25	—	(154,479)
GS	GBP	(3,507,623)	USD	4,699,425	9/26/25	—	(118,048)
JPM	EUR	(6,259,650)	USD	7,264,568	9/26/25	—	(151,794)
MSC	EUR	(6,259,650)	USD	7,255,648	9/26/25	—	(160,714)
UBS	EUR	(6,259,650)	USD	7,261,320	9/26/25	—	(155,042)
Total Foreign Currency Exchange Contracts						$—	$(979,715)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
BOA–Bank of America
CBK–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-4

LVIP American Century Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$9,368,369
Foreign taxes withheld	(125,588)
9,242,781
EXPENSES:
Management fees	2,142,663
Distribution fees-Service Class	555,695
Shareholder servicing fees	172,579
Accounting and administration expenses	58,610
Professional fees	26,064
Custodian fees	13,430
Trustees’ fees and expenses	9,291
Reports and statements to shareholders	6,354
Consulting fees	4,030
Index fees	2,380
Pricing fees	2,132
Other	5,561
2,998,789
Less:
Expenses reimbursed	(32,963)
Total operating expenses	2,965,826
NET INVESTMENT INCOME	6,276,955
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	23,339,055
Foreign currencies	(101,414)
Foreign currency exchange contracts	(3,488,611)
Net realized gain	19,749,030
Net change in unrealized appreciation (depreciation) of:
Investments	(9,120,998)
Foreign currencies	11,582
Foreign currency exchange contracts	(1,549,661)
Net change in unrealized appreciation (depreciation)	(10,659,077)
NET REALIZED AND UNREALIZED GAIN	9,089,953
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,366,908
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,276,955	$10,627,472
Net realized gain	19,749,030	49,061,225
Net change in unrealized appreciation (depreciation)	(10,659,077)	(5,208,986)
Net increase in net assets resulting from operations	15,366,908	54,479,711
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(424)
Standard Class II	—	(12,759,340)
Service Class	—	(33,375,095)
	—	(46,134,859)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Standard Class II	10,301,140	19,640,546
Service Class	16,633,357	30,417,938
Reinvestment of dividends and distributions:
Standard Class	—	424
Standard Class II	—	12,684,392
Service Class	—	33,375,095
	26,934,497	96,128,395
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(20,978,124)	(40,222,861)
Service Class	(42,281,026)	(93,865,446)
	(63,259,150)	(134,088,307)
Decrease in net assets derived from capital share transactions	(36,324,653)	(37,959,912)
NET DECREASE IN NET ASSETS	(20,957,745)	(29,615,060)
NET ASSETS:
Beginning of period	630,470,916	660,085,976
End of period	$609,513,171	$630,470,916
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-5

LVIP American Century Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$19.662	$19.120
Income from investment operations:
Net investment income[3]	0.222	0.261
Net realized and unrealized gain	0.294	1.091
Total from investment operations	0.516	1.352
Less dividends and distributions from:
Net investment income	—	(0.439)
Net realized gain	—	(0.371)
Total dividends and distributions	—	(0.810)
Net asset value, end of period	$20.178	$19.662
Total return[4]	2.62%	6.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.78%
Ratio of net investment income to average net assets	2.26%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.25%	1.82%
Portfolio turnover	48%	54%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-6

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$19.657	$19.440	$21.15	$25.03	$20.55	$20.68
Income (loss) from investment operations:
Net investment income[3]	0.212	0.345	0.37	0.42	0.34	0.30
Net realized and unrealized gain (loss)	0.293	1.337	0.71	(0.57)	4.41	(0.10)
Total from investment operations	0.505	1.682	1.08	(0.15)	4.75	0.20
Less dividends and distributions from:
Net investment income	—	(0.515)	(0.45)	(0.50)	(0.27)	(0.33)
Net realized gain	—	(0.950)	(2.34)	(3.23)	—	—
Total dividends and distributions	—	(1.465)	(2.79)	(3.73)	(0.27)	(0.33)
Net asset value, end of period	$20.162	$19.657	$19.44	$21.15	$25.03	$20.55
Total return[4]	2.57%	8.73%	6.13%	(1.19% )	23.20%	1.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166,127	$172,495	$178,367	$172,440	$182,236	$158,968
Ratio of expenses to average net assets	0.86%	0.86%	0.85%	0.80%	0.80%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.87%	0.85%	0.86%	0.94%	1.00%
Ratio of net investment income to average net assets	2.16%	1.74%	1.91%	1.92%	1.47%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.15%	1.73%	1.91%	1.86%	1.33%	1.54%
Portfolio turnover	48%	54%	47%	74%	53%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29,2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-7

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$19.679	$19.470	$21.17	$25.05	$20.57	$20.70
Income (loss) from investment operations:
Net investment income[3]	0.197	0.316	0.34	0.39	0.31	0.28
Net realized and unrealized gain (loss)	0.294	1.329	0.73	(0.57)	4.41	(0.10)
Total from investment operations	0.491	1.645	1.07	(0.18)	4.72	0.18
Less dividends and distributions from:
Net investment income	—	(0.486)	(0.43)	(0.47)	(0.24)	(0.31)
Net realized gain	—	(0.950)	(2.34)	(3.23)	—	—
Total dividends and distributions	—	(1.436)	(2.77)	(3.70)	(0.24)	(0.31)
Net asset value, end of period	$20.170	$19.679	$19.47	$21.17	$25.05	$20.57
Total return[4]	2.50%	8.52%	6.03%	(1.38% )	23.02%	1.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$443,375	$457,965	$481,719	$507,485	$541,594	$465,890
Ratio of expenses to average net assets	1.01%	1.01%	1.00%	0.95%	0.95%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.02%	1.00%	1.01%	1.09%	1.15%
Ratio of net investment income to average net assets	2.01%	1.59%	1.76%	1.77%	1.32%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.00%	1.58%	1.76%	1.71%	1.18%	1.39%
Portfolio turnover	48%	54%	47%	74%	53%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-8

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Mid Cap Value Fund-9

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying fund fees and expenses) exceed 0.76% of the Fund’s average daily net assets for the Standard Class, 0.86% for the Standard Class II and 1.01% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP American Century Mid Cap Value Fund-10

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Expiration Date
	2027	Total
LFI	$64,480	$64,480
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$26,289
Legal	4,007
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,853 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$8,486
Management fees payable to LFI	347,499
Distribution fees payable to LFD	90,347
Printing and mailing fees payable to Lincoln Life	1,820
Shareholder servicing fees payable to Lincoln Life	27,899
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2025, the Fund engaged in securities purchases of $90,314 and securities sales of $28,774, which resulted in net realized losses of $16,810.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$296,889,117
Sales	331,446,172
LVIP American Century Mid Cap Value Fund-11

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$559,463,186
Aggregate unrealized appreciation of investments and derivatives	$75,520,235
Aggregate unrealized depreciation of investments and derivatives	(28,112,016)
Net unrealized appreciation of investments and derivatives	$47,408,219
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Mid Cap Value Fund-12

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,514,238	$—	$—	$12,514,238
Automobile Components	6,534,357	3,302,288	—	9,836,645
Banks	51,805,926	—	—	51,805,926
Beverages	—	9,663,524	—	9,663,524
Building Products	3,646,479	—	—	3,646,479
Capital Markets	22,996,849	—	—	22,996,849
Chemicals	4,272,905	3,180,870	—	7,453,775
Commercial Services & Supplies	4,902,214	—	—	4,902,214
Communications Equipment	3,033,851	—	—	3,033,851
Construction & Engineering	—	3,028,304	—	3,028,304
Construction Materials	4,567,888	—	—	4,567,888
Consumer Staples Distribution & Retail	—	4,542,434	—	4,542,434
Containers & Packaging	15,246,836	—	—	15,246,836
Electric Utilities	28,635,541	—	—	28,635,541
Electrical Equipment	3,620,976	3,019,664	—	6,640,640
Electronic Equipment, Instruments & Components	5,195,672	—	—	5,195,672
Energy Equipment & Services	8,650,117	—	—	8,650,117
Food Products	13,265,142	—	—	13,265,142
Gas Utilities	11,989,680	—	—	11,989,680
Ground Transportation	18,900,272	—	—	18,900,272
Health Care Equipment & Supplies	46,431,355	—	—	46,431,355
Health Care Providers & Services	38,492,609	—	—	38,492,609
Health Care REITs	9,597,102	—	—	9,597,102
Hotels, Restaurants & Leisure	—	3,248,606	—	3,248,606
Household Durables	6,717,129	—	—	6,717,129
Household Products	8,403,779	5,966,081	—	14,369,860
Insurance	26,733,130	—	—	26,733,130
IT Services	11,760,789	—	—	11,760,789
Life Sciences Tools & Services	8,952,656	—	—	8,952,656
Machinery	28,912,834	—	—	28,912,834
Media	8,800,796	—	—	8,800,796
Metals & Mining	5,892,845	—	—	5,892,845
Multi-Utilities	7,844,488	—	—	7,844,488
Oil, Gas & Consumable Fuels	25,637,710	—	—	25,637,710
Passenger Airlines	5,988,489	—	—	5,988,489
Personal Care Products	16,662,415	—	—	16,662,415
Residential REITs	10,404,048	—	—	10,404,048
Retail REITs	13,468,213	—	—	13,468,213
Semiconductors & Semiconductor Equipment	10,673,218	—	—	10,673,218
Specialized REITs	21,499,778	—	—	21,499,778
Technology Hardware, Storage & Peripherals	6,045,607	—	—	6,045,607
Trading Companies & Distributors	9,794,644	11,640,641	—	21,435,285
Preferred Stock	—	4,613,407	—	4,613,407
Money Market Fund	7,152,724	—	—	7,152,724
Total Investments	$555,645,301	$52,205,819	$—	$607,851,120
Derivatives:

Liabilities:
Foreign Currency Exchange Contracts	$—	$(979,715)	$—	$(979,715)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP American Century Mid Cap Value Fund-13

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24*
Shares sold:
Standard Class	—	523
Standard Class II	521,087	995,332
Service Class	838,822	1,541,331
Shares reinvested:
Standard Class	—	21
Standard Class II	—	640,456
Service Class	—	1,684,205
	1,359,909	4,861,868
Shares redeemed:
Standard Class	—	—
Standard Class II	(1,057,003)	(2,033,564)
Service Class	(2,128,920)	(4,699,053)
	(3,185,923)	(6,732,617)
Net decrease	(1,826,014)	(1,870,749)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP American Century Mid Cap Value Fund-14

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(979,715)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3,488,611)	$(1,549,661)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$2,959,626	$47,401,141
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP American Century Mid Cap Value Fund-15

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Mid Cap Value Fund-16

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.46%
Aerospace & Defense–2.85%
†Axon Enterprise, Inc.	2,102	$1,740,330
Curtiss-Wright Corp.	1,838	897,955
HEICO Corp.	2,999	983,672
Hexcel Corp.	39,646	2,239,603
Howmet Aerospace, Inc.	13,676	2,545,514
L3Harris Technologies, Inc.	20,079	5,036,616
		13,443,690
Automobile Components–1.22%
BorgWarner, Inc.	65,398	2,189,525
Cie Generale des Etablissements Michelin SCA	51,943	1,931,979
Gentex Corp.	73,851	1,623,983
		5,745,487
Banks–6.51%
Commerce Bancshares, Inc.	89,620	5,571,675
First Hawaiian, Inc.	35,809	893,793
†NU Holdings Ltd. Class A	30,910	424,085
PNC Financial Services Group, Inc.	26,072	4,860,342
Prosperity Bancshares, Inc.	43,700	3,069,488
Truist Financial Corp.	162,415	6,982,221
U.S. Bancorp	154,488	6,990,582
Westamerica BanCorp	39,823	1,929,026
		30,721,212
Beverages–1.20%
Heineken NV	28,737	2,507,097
Pernod Ricard SA	31,490	3,141,171
		5,648,268
Biotechnology–0.66%
†Alnylam Pharmaceuticals, Inc.	3,996	1,303,055
†Argenx SE ADR	1,177	648,786
†Natera, Inc.	6,969	1,177,343
		3,129,184
Broadline Retail–0.32%
†Coupang, Inc.	50,276	1,506,269
		1,506,269
Building Products–0.72%
A.O. Smith Corp.	32,338	2,120,402
Johnson Controls International PLC	12,027	1,270,292
		3,390,694
Capital Markets–4.36%
ARES Management Corp. Class A	13,253	2,295,420
Bank of New York Mellon Corp.	26,245	2,391,182
†Coinbase Global, Inc. Class A	1,279	448,277
LPL Financial Holdings, Inc.	6,830	2,561,045
MSCI, Inc.	2,137	1,232,493
Northern Trust Corp.	49,272	6,247,197
Raymond James Financial, Inc.	12,427	1,905,929
T. Rowe Price Group, Inc.	30,052	2,900,018
TPG, Inc.	11,320	593,734
		20,575,295
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.17%
Akzo Nobel NV	26,515	$1,860,389
Avient Corp.	10,267	331,727
Element Solutions, Inc.	34,961	791,867
PPG Industries, Inc.	22,141	2,518,539
		5,502,522
Commercial Services & Supplies–0.81%
ABM Industries, Inc.	49,492	2,336,517
Republic Services, Inc.	6,011	1,482,373
		3,818,890
Communications Equipment–0.48%
†Ciena Corp.	5,963	484,971
†F5, Inc.	6,030	1,774,749
		2,259,720
Construction & Engineering–0.64%
EMCOR Group, Inc.	2,359	1,261,806
Vinci SA	11,942	1,761,091
		3,022,897
Construction Materials–0.73%
Eagle Materials, Inc.	13,142	2,656,130
Vulcan Materials Co.	3,078	802,804
		3,458,934
Consumer Staples Distribution & Retail–1.18%
Casey's General Stores, Inc.	1,531	781,223
Koninklijke Ahold Delhaize NV	63,539	2,653,798
†Maplebear, Inc.	15,104	683,305
†Sprouts Farmers Market, Inc.	8,741	1,439,118
		5,557,444
Containers & Packaging–1.89%
Graphic Packaging Holding Co.	227,941	4,802,717
Packaging Corp. of America	21,782	4,104,818
		8,907,535
Distributors–0.18%
Pool Corp.	2,871	836,839
		836,839
Diversified Consumer Services–0.42%
†Bright Horizons Family Solutions, Inc.	4,218	521,303
†Duolingo, Inc.	3,524	1,444,910
		1,966,213
Electric Utilities–3.54%
Duke Energy Corp.	7,587	895,266
Evergy, Inc.	73,491	5,065,735
Eversource Energy	77,914	4,956,889
PPL Corp.	26,503	898,187
Xcel Energy, Inc.	72,136	4,912,461
		16,728,538
Electrical Equipment–1.22%
Emerson Electric Co.	15,846	2,112,747
Hubbell, Inc.	1,196	488,458
Legrand SA	13,146	1,761,940
Vertiv Holdings Co. Class A	10,969	1,408,529
		5,771,674
LVIP American Century Select Mid Cap Managed Volatility Fund-1

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.64%
†Ralliant Corp.	4,948	$239,913
TE Connectivity PLC	16,551	2,791,657
		3,031,570
Energy Equipment & Services–1.07%
Baker Hughes Co.	131,600	5,045,544
		5,045,544
Entertainment–0.45%
†ROBLOX Corp. Class A	10,593	1,114,384
†Spotify Technology SA	1,297	995,240
		2,109,624
Financial Services–0.56%
†Block, Inc.	14,855	1,009,100
†Corpay, Inc.	4,887	1,621,604
		2,630,704
Food Products–1.65%
Conagra Brands, Inc.	161,544	3,306,806
General Mills, Inc.	52,082	2,698,368
Mondelez International, Inc. Class A	26,446	1,783,518
		7,788,692
Gas Utilities–1.48%
ONE Gas, Inc.	45,885	3,297,296
Spire, Inc.	50,841	3,710,885
		7,008,181
Ground Transportation–2.53%
CSX Corp.	169,269	5,523,248
Norfolk Southern Corp.	25,055	6,413,328
		11,936,576
Health Care Equipment & Supplies–6.74%
Becton Dickinson & Co.	29,098	5,012,131
†Dexcom, Inc.	21,784	1,901,525
†Envista Holdings Corp.	123,630	2,415,730
GE HealthCare Technologies, Inc.	58,701	4,347,983
†Hologic, Inc.	44,771	2,917,278
†IDEXX Laboratories, Inc.	1,703	913,387
†Insulet Corp.	3,963	1,245,095
Medtronic PLC	40,553	3,535,005
Zimmer Biomet Holdings, Inc.	104,678	9,547,681
		31,835,815
Health Care Providers & Services–5.17%
Cencora, Inc.	11,128	3,336,731
†Centene Corp.	51,109	2,774,197
†Henry Schein, Inc.	99,062	7,236,479
Labcorp Holdings, Inc.	23,377	6,136,696
Quest Diagnostics, Inc.	15,830	2,843,543
Universal Health Services, Inc. Class B	11,474	2,078,515
		24,406,161
Health Care REITs–1.19%
Healthpeak Properties, Inc.	164,916	2,887,679
Ventas, Inc.	43,451	2,743,931
		5,631,610
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.27%
†Veeva Systems, Inc. Class A	4,365	$1,257,033
		1,257,033
Hotels, Restaurants & Leisure–2.71%
†Airbnb, Inc. Class A	3,629	480,262
†Chipotle Mexican Grill, Inc.	27,635	1,551,705
†DoorDash, Inc. Class A	2,643	651,526
†Flutter Entertainment PLC	4,742	1,355,074
Hilton Worldwide Holdings, Inc.	11,160	2,972,355
Royal Caribbean Cruises Ltd.	8,181	2,561,798
Sodexo SA	30,863	1,899,508
†Viking Holdings Ltd.	11,517	613,741
Wingstop, Inc.	2,085	702,103
		12,788,072
Household Durables–0.98%
†Mohawk Industries, Inc.	25,587	2,682,541
PulteGroup, Inc.	11,767	1,240,948
†TopBuild Corp.	2,162	699,926
		4,623,415
Household Products–1.96%
Church & Dwight Co., Inc.	9,147	879,118
Kimberly-Clark Corp.	38,022	4,901,796
Reckitt Benckiser Group PLC	51,265	3,492,528
		9,273,442
Independent Power and Renewable Electricity Producers–0.66%
Vistra Corp.	16,154	3,130,807
		3,130,807
Insurance–3.55%
Allstate Corp.	10,185	2,050,342
Hanover Insurance Group, Inc.	12,049	2,046,764
Reinsurance Group of America, Inc.	25,274	5,013,351
Ryan Specialty Holdings, Inc.	17,192	1,168,884
Willis Towers Watson PLC	21,193	6,495,654
		16,774,995
Interactive Media & Services–0.25%
†Pinterest, Inc. Class A	32,558	1,167,530
		1,167,530
IT Services–2.04%
Amdocs Ltd.	42,214	3,851,605
†Cloudflare, Inc. Class A	13,895	2,721,058
Cognizant Technology Solutions Corp. Class A	38,958	3,039,893
		9,612,556
Life Sciences Tools & Services–1.96%
Agilent Technologies, Inc.	5,396	636,782
Bio-Techne Corp.	12,015	618,172
†ICON PLC	12,006	1,746,273
†IQVIA Holdings, Inc.	24,701	3,892,630
†Mettler-Toledo International, Inc.	581	682,512
†Qiagen NV	13,347	641,457
West Pharmaceutical Services, Inc.	4,768	1,043,238
		9,261,064
LVIP American Century Select Mid Cap Managed Volatility Fund-2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.75%
Crane Co.	4,324	$821,084
Cummins, Inc.	11,844	3,878,910
Dover Corp.	5,148	943,268
Fortive Corp.	14,843	773,766
†Gates Industrial Corp. PLC	36,929	850,475
Oshkosh Corp.	49,507	5,621,025
Timken Co.	38,815	2,816,028
Toro Co.	28,565	2,018,974
		17,723,530
Media–1.34%
Interpublic Group of Cos., Inc.	107,713	2,636,814
Omnicom Group, Inc.	34,585	2,488,045
†Trade Desk, Inc. Class A	16,577	1,193,378
		6,318,237
Metals & Mining–0.71%
Reliance, Inc.	10,743	3,372,228
		3,372,228
Multi-Utilities–0.99%
Northwestern Energy Group, Inc.	90,939	4,665,171
		4,665,171
Oil, Gas & Consumable Fuels–3.72%
Coterra Energy, Inc.	119,398	3,030,321
Diamondback Energy, Inc.	15,793	2,169,958
Enterprise Products Partners LP	242,136	7,508,637
Expand Energy Corp.	6,143	718,363
Occidental Petroleum Corp.	54,889	2,305,887
Permian Resources Corp.	33,113	450,999
Targa Resources Corp.	7,994	1,391,596
		17,575,761
Passenger Airlines–0.74%
Southwest Airlines Co.	107,332	3,481,850
		3,481,850
Personal Care Products–2.06%
Estee Lauder Cos., Inc. Class A	46,632	3,767,865
Kenvue, Inc.	284,403	5,952,555
		9,720,420
Professional Services–0.45%
†CACI International, Inc. Class A	801	381,837
Equifax, Inc.	1,720	446,116
Verisk Analytics, Inc.	4,146	1,291,479
		2,119,432
Residential REITs–1.29%
Equity Residential	71,325	4,813,724
Essex Property Trust, Inc.	4,541	1,286,920
		6,100,644
Retail REITs–1.67%
Agree Realty Corp.	17,370	1,269,052
Realty Income Corp.	97,411	5,611,848
Regency Centers Corp.	13,892	989,527
		7,870,427
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–1.76%
Analog Devices, Inc.	5,401	$1,285,546
†Lattice Semiconductor Corp.	6,988	342,342
Monolithic Power Systems, Inc.	1,707	1,248,466
NXP Semiconductors NV	8,975	1,960,948
Teradyne, Inc.	38,785	3,487,547
		8,324,849
Software–2.50%
†Cadence Design Systems, Inc.	2,778	856,041
†Datadog, Inc. Class A	12,856	1,726,947
†Docusign, Inc.	13,932	1,085,163
†Fair Isaac Corp.	1,013	1,851,724
†Guidewire Software, Inc.	5,912	1,391,980
†HubSpot, Inc.	2,642	1,470,616
†Manhattan Associates, Inc.	4,245	838,260
†Samsara, Inc. Class A	20,728	824,560
†Zscaler, Inc.	5,615	1,762,773
		11,808,064
Specialized REITs–2.84%
American Tower Corp.	15,824	3,497,421
Public Storage	13,376	3,924,786
SBA Communications Corp.	3,101	728,239
VICI Properties, Inc.	161,144	5,253,294
		13,403,740
Specialty Retail–0.60%
†Burlington Stores, Inc.	5,813	1,352,336
†Carvana Co.	4,355	1,467,461
		2,819,797
Technology Hardware, Storage & Peripherals–0.81%
HP, Inc.	145,524	3,559,517
†Super Micro Computer, Inc.	5,878	288,081
		3,847,598
Textiles, Apparel & Luxury Goods–0.17%
†On Holding AG Class A	15,802	822,494
		822,494
Trading Companies & Distributors–3.10%
Ashtead Group PLC	27,734	1,778,470
Bunzl PLC	157,728	5,026,233
†Core & Main, Inc. Class A	12,471	752,625
Fastenal Co.	11,710	491,820
MSC Industrial Direct Co., Inc. Class A	66,892	5,687,158
WESCO International, Inc.	4,766	882,663
		14,618,969
Total Common Stock (Cost $395,965,580)		445,897,907
PREFERRED STOCK–0.57%
Henkel AG & Co. KGaA 3.06%	34,101	2,679,779
Total Preferred Stock (Cost $2,231,893)		2,679,779

LVIP American Century Select Mid Cap Managed Volatility Fund-3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	20,844,167	$20,844,167
Total Money Market Fund (Cost $20,844,167)		20,844,167

TOTAL INVESTMENTS–99.45% (Cost $419,041,640)	469,421,853
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	2,612,494
NET ASSETS APPLICABLE TO 34,261,256 SHARES OUTSTANDING–100.00%	$472,034,347
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($24,434 / 1,766 Shares)	$13.833
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($472,009,913 / 34,259,490 Shares)	$13.777
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$386,866,280
Distributable earnings/(accumulated loss)	85,168,067
TOTAL NET ASSETS	$472,034,347

†Non-income producing.

★Includes $1,378,883 cash collateral held at broker for futures contracts, $29,658 variation margin due from broker on futures contracts,
$651,176 payable for securities purchased, $15,214 payable for fund shares redeemed, $22,752 other accrued expenses payable, $421,662 due to manager and affiliates, $16,205 payable for audit fee and $26,452 payable for fund accounting fee as of June 30, 2025.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(2,239,606)	USD	3,005,384	9/26/25	$—	$(70,557)
CBK	GBP	(2,052,679)	USD	2,749,539	9/26/25	—	(69,671)
GS	EUR	(3,653,460)	USD	4,238,415	9/26/25	—	(90,162)
GS	GBP	(2,052,679)	USD	2,750,128	9/26/25	—	(69,082)
JPM	EUR	(3,653,460)	USD	4,239,983	9/26/25	—	(88,595)
MSC	EUR	(3,653,460)	USD	4,234,776	9/26/25	—	(93,801)
UBS	EUR	(3,653,460)	USD	4,238,087	9/26/25	—	(90,491)
Total Foreign Currency Exchange Contracts						$—	$(572,359)
LVIP American Century Select Mid Cap Managed Volatility Fund-4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	CME British Pound Currency Futures	$428,906	$422,826	9/15/25	$6,080	$—
4	CME Euro Foreign Exchange Currency Futures	591,800	577,356	9/15/25	14,444	—
5	CME Japanese Yen Currency Futures	437,156	436,088	9/15/25	1,068	—
					21,592	—
Equity Contracts:
15	CME E-mini Russell 2000 Index Futures	1,643,775	1,618,069	9/19/25	25,706	—
14	CME E-mini S&P 500 Index Futures	4,377,625	4,257,498	9/19/25	120,127	—
33	CME E-mini S&P MidCap 400 Index Futures	10,314,150	10,160,043	9/19/25	154,107	—
10	Eurex EURO STOXX 50 Futures	627,494	630,394	9/19/25	—	(2,900)
3	FTSE 100 Index Futures	361,947	364,989	9/19/25	—	(3,042)
2	OSE Nikkei 225 Index Futures	562,620	533,599	9/11/25	29,021	—
					328,961	(5,942)
Total Futures Contracts					$350,553	$(5,942)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CBK–Citigroup Global Markets
CME–Chicago Mercantile Exchange
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$6,032,648
Foreign taxes withheld	(71,765)
5,960,883
EXPENSES:
Management fees	1,779,359
Distribution fees-Service Class	830,326
Shareholder servicing fees	68,802
Accounting and administration expenses	61,214
Professional fees	25,756
Custodian fees	19,317
Reports and statements to shareholders	9,502
Trustees’ fees and expenses	7,317
Consulting fees	6,545
Pricing fees	2,337
Other	9,546
2,820,021
Less:
Management fees waived	(71,174)
Total operating expenses	2,748,847
NET INVESTMENT INCOME	3,212,036
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	26,270,048
Foreign currencies	(1,023)
Foreign currency exchange contracts	(2,006,017)
Futures contracts	(17,040,374)
Net realized gain	7,222,634
Net change in unrealized appreciation (depreciation) of:
Investments	(9,805,527)
Foreign currencies	1,340
Foreign currency exchange contracts	(913,209)
Futures contracts	1,452,493
Net change in unrealized appreciation (depreciation)	(9,264,903)
NET REALIZED AND UNREALIZED LOSS	(2,042,269)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,169,767
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,212,036	$5,886,386
Net realized gain	7,222,634	49,367,062
Net change in unrealized appreciation (depreciation)	(9,264,903)	1,944,399
Net increase in net assets resulting from operations	1,169,767	57,197,847
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,610)
Service Class	—	(32,133,831)
	—	(32,135,441)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	6,386,295	11,815,244
Reinvestment of dividends and distributions:
Standard Class	—	1,610
Service Class	—	32,133,831
	6,386,295	43,950,685
Cost of shares redeemed:
Standard Class	—	—
Service Class	(34,363,737)	(87,587,001)
	(34,363,737)	(87,587,001)
Decrease in net assets derived from capital share transactions	(27,977,442)	(43,636,316)
NET DECREASE IN NET ASSETS	(26,807,675)	(18,573,910)
NET ASSETS:
Beginning of period	498,842,022	517,415,932
End of period	$472,034,347	$498,842,022
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-6

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$13.775	$13.173	$13.156	$15.994	$13.667	$14.029
Income (loss) from investment operations:
Net investment income[3]	0.115	0.209	0.211	0.186	0.144	0.137
Net realized and unrealized gain (loss)	(0.057)	1.354	0.972	(1.457)	2.755	0.442
Total from investment operations	0.058	1.563	1.183	(1.271)	2.899	0.579
Less dividends and distributions from:
Net investment income	—	(0.291)	(0.213)	(0.289)	(0.206)	(0.084)
Net realized gain	—	(0.670)	(0.953)	(1.278)	(0.366)	(0.803)
Return of capital	—	—	—	—	—	(0.054)
Total dividends and distributions	—	(0.961)	(1.166)	(1.567)	(0.572)	(0.941)
Net asset value, end of period	$13.833	$13.775	$13.173	$13.156	$15.994	$13.667
Total return[4]	0.42%	11.93%	9.50%	(7.40% )	21.22%	5.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24	$24	$22	$20	$21	$18
Ratio of expenses to average net assets	0.81%	0.81%	0.83%	0.83%	0.82%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.83%	0.84%	0.84%	0.83%	0.87%
Ratio of net investment income to average net assets	1.70%	1.49%	1.74%	1.29%	0.92%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.67%	1.47%	1.73%	1.28%	0.91%	1.09%
Portfolio turnover	40%	58%	55%	71%	51%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-7

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$13.744	$13.143	$13.134	$15.970	$13.649	$14.018
Income (loss) from investment operations:
Net investment income[3]	0.091	0.158	0.164	0.134	0.087	0.092
Net realized and unrealized gain (loss)	(0.058)	1.352	0.966	(1.452)	2.750	0.436
Total from investment operations	0.033	1.510	1.130	(1.318)	2.837	0.528
Less dividends and distributions from:
Net investment income	—	(0.239)	(0.168)	(0.240)	(0.150)	(0.057)
Net realized gain	—	(0.670)	(0.953)	(1.278)	(0.366)	(0.803)
Return of capital	—	—	—	—	—	(0.037)
Total dividends and distributions	—	(0.909)	(1.121)	(1.518)	(0.516)	(0.897)
Net asset value, end of period	$13.777	$13.744	$13.143	$13.134	$15.970	$13.649
Total return[4]	0.24%	11.54%	9.13%	(7.73% )	20.79%	4.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$472,010	$498,818	$517,394	$490,594	$593,950	$542,608
Ratio of expenses to average net assets	1.16%	1.16%	1.18%	1.18%	1.17%	1.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.19%	1.18%	1.19%	1.19%	1.18%	1.22%
Ratio of net investment income to average net assets	1.35%	1.14%	1.39%	0.94%	0.57%	0.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.32%	1.12%	1.38%	0.93%	0.56%	0.74%
Portfolio turnover	40%	58%	55%	71%	51%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-8

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century Select Mid Cap Managed Volatility Fund-9

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP American Century Select Mid Cap Managed Volatility Fund is $95 and $95 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
American Century Investment Management, Inc, (“American Century”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$20,480
Legal	3,121
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP American Century Select Mid Cap Managed Volatility Fund-10

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,875 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$276,103
Distribution fees payable to LFD	134,209
Printing and mailing fees payable to Lincoln Life	229
Shareholder servicing fees payable to Lincoln Life	11,121
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2025, the Fund engaged in securities purchases of $15,716 and securities sales of $16,855, which resulted in net realized losses of $11,373.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$179,979,183
Sales	215,812,954
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$419,041,640
Aggregate unrealized appreciation of investments and derivatives	$67,894,739
Aggregate unrealized depreciation of investments and derivatives	(17,742,274)
Net unrealized appreciation of investments and derivatives	$50,152,465
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP American Century Select Mid Cap Managed Volatility Fund-11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$13,443,690	$—	$—	$13,443,690
Automobile Components	3,813,508	1,931,979	—	5,745,487
Banks	30,721,212	—	—	30,721,212
Beverages	—	5,648,268	—	5,648,268
Biotechnology	3,129,184	—	—	3,129,184
Broadline Retail	1,506,269	—	—	1,506,269
Building Products	3,390,694	—	—	3,390,694
Capital Markets	20,575,295	—	—	20,575,295
Chemicals	3,642,133	1,860,389	—	5,502,522
Commercial Services & Supplies	3,818,890	—	—	3,818,890
Communications Equipment	2,259,720	—	—	2,259,720
Construction & Engineering	1,261,806	1,761,091	—	3,022,897
Construction Materials	3,458,934	—	—	3,458,934
Consumer Staples Distribution & Retail	2,903,646	2,653,798	—	5,557,444
Containers & Packaging	8,907,535	—	—	8,907,535
Distributors	836,839	—	—	836,839
Diversified Consumer Services	1,966,213	—	—	1,966,213
Electric Utilities	16,728,538	—	—	16,728,538
Electrical Equipment	4,009,734	1,761,940	—	5,771,674
Electronic Equipment, Instruments & Components	3,031,570	—	—	3,031,570
Energy Equipment & Services	5,045,544	—	—	5,045,544
Entertainment	2,109,624	—	—	2,109,624
Financial Services	2,630,704	—	—	2,630,704
Food Products	7,788,692	—	—	7,788,692
Gas Utilities	7,008,181	—	—	7,008,181
Ground Transportation	11,936,576	—	—	11,936,576
Health Care Equipment & Supplies	31,835,815	—	—	31,835,815
Health Care Providers & Services	24,406,161	—	—	24,406,161
Health Care REITs	5,631,610	—	—	5,631,610
Health Care Technology	1,257,033	—	—	1,257,033
Hotels, Restaurants & Leisure	10,888,564	1,899,508	—	12,788,072
Household Durables	4,623,415	—	—	4,623,415
Household Products	5,780,914	3,492,528	—	9,273,442
Independent Power and Renewable Electricity Producers	3,130,807	—	—	3,130,807
Insurance	16,774,995	—	—	16,774,995
Interactive Media & Services	1,167,530	—	—	1,167,530
IT Services	9,612,556	—	—	9,612,556
Life Sciences Tools & Services	9,261,064	—	—	9,261,064
Machinery	17,723,530	—	—	17,723,530
LVIP American Century Select Mid Cap Managed Volatility Fund-12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Media	$6,318,237	$—	$—	$6,318,237
Metals & Mining	3,372,228	—	—	3,372,228
Multi-Utilities	4,665,171	—	—	4,665,171
Oil, Gas & Consumable Fuels	17,575,761	—	—	17,575,761
Passenger Airlines	3,481,850	—	—	3,481,850
Personal Care Products	9,720,420	—	—	9,720,420
Professional Services	2,119,432	—	—	2,119,432
Residential REITs	6,100,644	—	—	6,100,644
Retail REITs	7,870,427	—	—	7,870,427
Semiconductors & Semiconductor Equipment	8,324,849	—	—	8,324,849
Software	11,808,064	—	—	11,808,064
Specialized REITs	13,403,740	—	—	13,403,740
Specialty Retail	2,819,797	—	—	2,819,797
Technology Hardware, Storage & Peripherals	3,847,598	—	—	3,847,598
Textiles, Apparel & Luxury Goods	822,494	—	—	822,494
Trading Companies & Distributors	7,814,266	6,804,703	—	14,618,969
Preferred Stock	—	2,679,779	—	2,679,779
Money Market Fund	20,844,167	—	—	20,844,167
Total Investments	$438,927,870	$30,493,983	$—	$469,421,853
Derivatives:

Assets:
Futures Contracts	$350,553	$—	$—	$350,553
Liabilities:
Foreign Currency Exchange Contracts	$—	$(572,359)	$—	$(572,359)
Futures Contracts	$(5,942)	$—	$—	$(5,942)
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	—	—
Service Class	476,808	859,085
Shares reinvested:
Standard Class	—	116
Service Class	—	2,320,214
	476,808	3,179,415
Shares redeemed:
Standard Class	—	—
Service Class	(2,512,104)	(6,250,311)
	(2,512,104)	(6,250,311)
Net decrease	(2,035,296)	(3,070,896)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
LVIP American Century Select Mid Cap Managed Volatility Fund-13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP American Century Select Mid Cap Managed Volatility Fund-14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(572,359)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	328,961	Receivables and other assets net of liabilities	(5,942)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	21,592	Receivables and other assets net of liabilities	—
Total		$350,553		$(578,301)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,006,017)	$(913,209)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(16,747,733)	1,392,985
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(292,641)	59,508
Total		$(19,046,391)	$539,284
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,965,789	$27,928,612
Futures contracts (average notional value)	17,726,330	10,927,169
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
LVIP American Century Select Mid Cap Managed Volatility Fund-15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-16

LVIP American Century Ultra® Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Ultra® Fund

LVIP American Century Ultra® Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.93%
Aerospace & Defense–0.51%
Howmet Aerospace, Inc.	34,083	$6,343,869
		6,343,869
Automobiles–3.69%
Ferrari NV	7,659	3,758,578
†Tesla, Inc.	133,104	42,281,816
		46,040,394
Biotechnology–1.53%
†Alnylam Pharmaceuticals, Inc.	35,622	11,615,978
Regeneron Pharmaceuticals, Inc.	14,101	7,403,025
		19,019,003
Broadline Retail–7.21%
†Amazon.com, Inc.	410,082	89,967,890
		89,967,890
Building Products–0.73%
Advanced Drainage Systems, Inc.	43,511	4,997,674
Johnson Controls International PLC	38,494	4,065,736
		9,063,410
Capital Markets–2.48%
Interactive Brokers Group, Inc. Class A	174,320	9,659,071
MSCI, Inc.	21,690	12,509,491
Tradeweb Markets, Inc. Class A	59,833	8,759,551
		30,928,113
Chemicals–0.89%
Ecolab, Inc.	41,182	11,096,078
		11,096,078
Commercial Services & Supplies–0.51%
Cintas Corp.	12,668	2,823,317
†Copart, Inc.	72,926	3,578,479
		6,401,796
Consumer Staples Distribution & Retail–2.35%
Costco Wholesale Corp.	29,650	29,351,721
		29,351,721
Electrical Equipment–1.15%
Acuity, Inc.	25,971	7,748,188
Vertiv Holdings Co. Class A	51,460	6,607,979
		14,356,167
Electronic Equipment, Instruments & Components–0.40%
Keyence Corp.	12,600	5,037,833
		5,037,833
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.19%
Schlumberger NV	71,685	$2,422,953
		2,422,953
Entertainment–3.94%
†Netflix, Inc.	36,731	49,187,584
		49,187,584
Financial Services–5.21%
Mastercard, Inc. Class A	92,851	52,176,691
Visa, Inc. Class A	35,889	12,742,389
		64,919,080
Health Care Equipment & Supplies–3.59%
†Dexcom, Inc.	37,524	3,275,470
†IDEXX Laboratories, Inc.	12,934	6,937,021
†Insulet Corp.	29,961	9,413,147
†Intuitive Surgical, Inc.	46,365	25,195,205
		44,820,843
Health Care Providers & Services–0.46%
UnitedHealth Group, Inc.	18,360	5,727,769
		5,727,769
Hotels, Restaurants & Leisure–3.77%
Booking Holdings, Inc.	1,675	9,696,977
†Chipotle Mexican Grill, Inc.	450,696	25,306,580
Wingstop, Inc.	35,496	11,952,923
		46,956,480
Insurance–0.29%
Arthur J Gallagher & Co.	11,246	3,600,070
		3,600,070
Interactive Media & Services–11.30%
Alphabet, Inc. Class A	517,031	91,543,746
Meta Platforms, Inc. Class A	66,922	49,394,459
		140,938,205
IT Services–1.62%
†Cloudflare, Inc. Class A	43,156	8,451,240
†Gartner, Inc.	11,059	4,470,269
†Okta, Inc.	72,890	7,286,813
		20,208,322
Life Sciences Tools & Services–0.21%
†Waters Corp.	7,369	2,572,076
		2,572,076
Machinery–0.97%
Donaldson Co., Inc.	38,697	2,683,637
Nordson Corp.	10,766	2,307,908
Westinghouse Air Brake Technologies Corp.	33,909	7,098,849
		12,090,394
LVIP American Century Ultra® Fund-1

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–0.61%
EOG Resources, Inc.	63,854	$7,637,577
		7,637,577
Pharmaceuticals–1.22%
Eli Lilly & Co.	19,450	15,161,859
		15,161,859
Semiconductors & Semiconductor Equipment–20.34%
Analog Devices, Inc.	59,807	14,235,262
Applied Materials, Inc.	119,153	21,813,340
ASML Holding NV	14,691	11,772,954
Broadcom, Inc.	82,362	22,703,085
NVIDIA Corp.	1,159,316	183,160,335
		253,684,976
Software–16.35%
†Datadog, Inc. Class A	78,216	10,506,755
†Docusign, Inc.	134,652	10,488,044
†Dynatrace, Inc.	189,293	10,450,867
†Fair Isaac Corp.	10,767	19,681,645
Microsoft Corp.	187,774	93,400,665
†Palantir Technologies, Inc. Class A	16,983	2,315,123
Salesforce, Inc.	62,336	16,998,404
†Synopsys, Inc.	22,342	11,454,297
†Workday, Inc. Class A	30,809	7,394,160
†Zscaler, Inc.	67,658	21,240,552
		203,930,512
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–7.83%
Apple, Inc.	476,018	$97,664,613
		97,664,613
Textiles, Apparel & Luxury Goods–0.58%
†Lululemon Athletica, Inc.	30,492	7,244,289
		7,244,289
Total Common Stock (Cost $592,879,365)		1,246,373,876
RIGHTS–0.00%
=†ABIOMED, Inc.	4,290	4,376
Total Rights (Cost $4,376)		4,376

MONEY MARKET FUND–0.45%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	5,587,996	5,587,996
Total Money Market Fund (Cost $5,587,996)		5,587,996

TOTAL INVESTMENTS–100.38% (Cost $598,471,737)	1,251,966,248
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.38%)	(4,710,951)
NET ASSETS APPLICABLE TO 40,971,690 SHARES OUTSTANDING–100.00%	$1,247,255,297
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS ($400,436,066 / 12,830,667 Shares)	$31.209
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS II ($185,480,693 / 5,949,543 Shares)	$31.176
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND SERVICE CLASS ($661,338,538 / 22,191,480 Shares)	$29.801
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$490,499,658
Distributable earnings/(accumulated loss)	756,755,639
TOTAL NET ASSETS	$1,247,255,297

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP American Century Ultra® Fund-2

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)

★Includes $98,026 expense reimbursement receivable from Lincoln Financial Investments Corporation, $7,329,120 payable for securities purchased, $2,613,133 payable for fund shares redeemed, $9,901 other accrued expenses payable, $772,812 due to manager and affiliates,
$14,105 payable for audit fee and $19,292 payable for fund accounting fee as of June 30, 2025.

The following foreign currency exchange contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contract1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	JPY	(247,753,800)	USD	1,699,610	9/26/25	$—	$(37,840)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements.

Summary of Abbreviations:
IT–Information Technology
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-3

LVIP American Century Ultra® Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$2,420,405
Foreign taxes withheld	(10,146)
2,410,259
EXPENSES:
Management fees	3,474,142
Distribution fees-Service Class	766,354
Shareholder servicing fees	256,309
Accounting and administration expenses	112,638
Professional fees	34,603
Trustees’ fees and expenses	17,584
Reports and statements to shareholders	6,467
Custodian fees	6,142
Consulting fees	5,335
Pricing fees	2,757
Other	95,375
4,777,706
Less:
Expenses reimbursed	(159,305)
Total operating expenses	4,618,401
NET INVESTMENT LOSS	(2,208,142)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,820,943
Foreign currencies	2,694
Foreign currency exchange contracts	(49,117)
Net realized gain	2,774,520
Net change in unrealized appreciation (depreciation) of:
Investments	35,121,382
Foreign currencies	391
Foreign currency exchange contracts	(104,235)
Net change in unrealized appreciation (depreciation)	35,017,538
NET REALIZED AND UNREALIZED GAIN	37,792,058
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,583,916
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Ultra® Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,208,142)	$(2,853,175)
Net realized gain	2,774,520	122,224,192
Net change in unrealized appreciation (depreciation)	35,017,538	414,142,703
Net increase in net assets resulting from operations	35,583,916	533,513,720
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,331,209)
Standard Class II	—	(12,661,470)
Service Class	—	(23,671,740)
	—	(40,664,419)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,275,971	267,393,664
Standard Class II	10,475,879	10,436,193
Service Class	50,785,444	264,016,835
Net assets from merger:
Standard Class	—	371,280,451
Service Class	—	434,651,568
Reinvestment of dividends and distributions:
Standard Class	—	4,331,209
Standard Class II	—	12,661,470
Service Class	—	23,671,740
	82,537,294	1,388,443,130
Cost of shares redeemed:
Standard Class	(21,297,321)	(392,423,872)
Standard Class II	(21,380,810)	(52,330,518)
Service Class	(57,514,557)	(543,675,047)
	(100,192,688)	(988,429,437)
Increase (decrease) in net assets derived from capital share transactions	(17,655,394)	400,013,693
NET INCREASE IN NET ASSETS	17,928,522	892,862,994
NET ASSETS:
Beginning of period	1,229,326,775	336,463,781
End of period	$1,247,255,297	$1,229,326,775
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-4

LVIP American Century Ultra® Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$30.369	$25.690
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.034)	(0.051)
Net realized and unrealized gain	0.874	5.067
Total from investment operations	0.840	5.016
Less dividends and distributions from:
Net realized gain	—	(0.337)
Total dividends and distributions	—	(0.337)
Net asset value, end of period	$31.209	$30.369
Total return[4]	2.77%	19.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$400,436	$388,786
Ratio of expenses to average net assets	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%	0.66%
Ratio of net investment loss to average net assets	(0.23% )	(0.26% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.26% )	(0.27% )
Portfolio turnover	17%	80%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-5

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$30.351	$25.650	$19.34	$31.38	$27.48	$20.93
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.048)	(0.102)	(0.03)	(0.05)	(0.10)	(0.04)
Net realized and unrealized gain (loss)	0.873	7.162	7.98	(9.41)	5.98	8.75
Total from investment operations	0.825	7.060	7.95	(9.46)	5.88	8.71
Less dividends and distributions from:
Net realized gain	—	(2.359)	(1.64)	(2.58)	(1.98)	(2.16)
Total dividends and distributions	—	(2.359)	(1.64)	(2.58)	(1.98)	(2.16)
Net asset value, end of period	$31.176	$30.351	$25.65	$19.34	$31.38	$27.48
Total return[4]	2.72%	28.80%	43.51%	(32.38% )	23.16%	49.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,481	$191,486	$133,825	$68,354	$117,231	$96,249
Ratio of expenses to average net assets	0.75%	0.75%	0.76%	0.78%	0.79%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.80%	0.89%	0.89%	0.95%	1.00%
Ratio of net investment loss to average net assets	(0.33% )	(0.36% )	(0.14% )	(0.21% )	(0.35% )	(0.18% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.36% )	(0.41% )	(0.27% )	(0.32% )	0.51%	(0.38% )
Portfolio turnover	17%	80%	33%	24%	19%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-6

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$29.035	$24.660	$18.68	$30.44	$26.76	$20.48
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.066)	(0.140)	(0.06)	(0.08)	(0.14)	(0.07)
Net realized and unrealized gain (loss)	0.832	6.874	7.68	(9.10)	5.80	8.51
Total from investment operations	0.766	6.734	7.62	(9.18)	5.66	8.44
Less dividends and distributions from:
Net realized gain	—	(2.359)	(1.64)	(2.58)	(1.98)	(2.16)
Total dividends and distributions	—	(2.359)	(1.64)	(2.58)	(1.98)	(2.16)
Net asset value, end of period	$29.801	$29.035	$24.66	$18.68	$30.44	$26.76
Total return[4]	2.64%	28.62%	43.27%	(32.46% )	22.99%	49.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$661,339	$649,054	$202,639	$148,203	$220,389	$201,527
Ratio of expenses to average net assets	0.90%	0.90%	0.91%	0.93%	0.94%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	0.94%	1.04%	1.04%	1.10%	1.15%
Ratio of net investment loss to average net assets	(0.48% )	(0.51% )	(0.29% )	(0.36% )	(0.50% )	(0.33% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.51% )	(0.55% )	(0.42% )	(0.47% )	(0.66% )	(0.53% )
Portfolio turnover	17%	80%	33%	24%	19%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-7

LVIP American Century Ultra® Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Ultra® Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Ultra Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Ultra® Fund-8

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP American Century Ultra® Fund is $47 and $45 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying fund fees and expenses) exceed 0.65% of the Fund’s average daily net assets for the Standard Class, 0.75% for the Standard Class II and 0.90% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP American Century Ultra® Fund-9

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Expiration Date
	2027	Total
LFI	$78,546	$78,546
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$49,559
Legal	7,553
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $63 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$98,026
Management fees payable to LFI	596,991
Distribution fees payable to LFD	132,169
Shareholder servicing fees payable to Lincoln Life	43,652
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$201,128,304
Sales	219,667,208
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$598,471,737
Aggregate unrealized appreciation of investments and derivatives	$660,997,768
Aggregate unrealized depreciation of investments and derivatives	(7,541,097)
Net unrealized appreciation of investments and derivatives	$653,456,671
LVIP American Century Ultra® Fund-10

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP American Century Ultra® Fund-11

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$6,343,869	$—	$—	$6,343,869
Automobiles	46,040,394	—	—	46,040,394
Biotechnology	19,019,003	—	—	19,019,003
Broadline Retail	89,967,890	—	—	89,967,890
Building Products	9,063,410	—	—	9,063,410
Capital Markets	30,928,113	—	—	30,928,113
Chemicals	11,096,078	—	—	11,096,078
Commercial Services & Supplies	6,401,796	—	—	6,401,796
Consumer Staples Distribution & Retail	29,351,721	—	—	29,351,721
Electrical Equipment	14,356,167	—	—	14,356,167
Electronic Equipment, Instruments & Components	—	5,037,833	—	5,037,833
Energy Equipment & Services	2,422,953	—	—	2,422,953
Entertainment	49,187,584	—	—	49,187,584
Financial Services	64,919,080	—	—	64,919,080
Health Care Equipment & Supplies	44,820,843	—	—	44,820,843
Health Care Providers & Services	5,727,769	—	—	5,727,769
Hotels, Restaurants & Leisure	46,956,480	—	—	46,956,480
Insurance	3,600,070	—	—	3,600,070
Interactive Media & Services	140,938,205	—	—	140,938,205
IT Services	20,208,322	—	—	20,208,322
Life Sciences Tools & Services	2,572,076	—	—	2,572,076
Machinery	12,090,394	—	—	12,090,394
Oil, Gas & Consumable Fuels	7,637,577	—	—	7,637,577
Pharmaceuticals	15,161,859	—	—	15,161,859
Semiconductors & Semiconductor Equipment	249,664,669	4,020,307	—	253,684,976
Software	203,930,512	—	—	203,930,512
Technology Hardware, Storage & Peripherals	97,664,613	—	—	97,664,613
Textiles, Apparel & Luxury Goods	7,244,289	—	—	7,244,289
Rights	—	—	4,376	4,376
Money Market Fund	5,587,996	—	—	5,587,996
Total Investments	$1,242,903,732	$9,058,140	$4,376	$1,251,966,248
Derivatives:

Liabilities:
Foreign Currency Exchange Contract	$—	$(37,840)	$—	$(37,840)
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP American Century Ultra® Fund-12

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24*
Shares sold:
Standard Class	756,575	13,362,957
Standard Class II	372,380	2,519,950
Service Class	1,906,016	17,187,012
Shares reinvested:
Standard Class	—	138,670
Standard Class II	—	468,552
Service Class	—	891,890
Shares from merger:
Standard Class	—	12,914,248
Service Class	—	15,790,885
	3,034,971	63,274,164
Shares redeemed:
Standard Class	(727,927)	(13,613,856)
Standard Class II	(731,802)	(1,897,242)
Service Class	(2,068,617)	(19,732,810)
	(3,528,346)	(35,243,908)
Net increase (decrease)	(493,375)	28,030,256

*	Date of commencement of operations of Standard class is April 29, 2024.
5.  Fund Merger
As of the close of business on August 23, 2024, the Fund acquired all of the assets and liabilities of the LVIP Wellington Capital Growth Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP American Century Ultra Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	6,858,751	Standard Class	12,914,248	$371,280,451	1.883
Acquired Fund - Service Class	8,713,179	Service Class	15,790,885	434,651,568	1.812
The net assets of the Acquiring Fund before the acquisition were $414,349,470. The net assets of the Acquiring Fund immediately following the acquisition were $1,220,281,489.
If the acquisition had been completed on January 1, 2024, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2024, would have been as follows (unaudited):
Net investment income (loss)	$(3,649,745)(a)
Net realized gain (loss)	624,363,145 (b)
Net change in unrealized appreciation (depreciation)	777,461,343 (c)
Net increase in net assets resulting from operations	$1,398,174,743

(a)	$(2,853,175), as reported in the Statements of Changes in Net Assets, plus $(796,570) Net investment income(loss) from Acquired Fund pre-merger.
(b)	$122,224,192, as reported in the Statements of Changes in Net Assets, plus $502,138,953 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$414,142,703, as reported in the Statements of Changes in Net Assets, plus $363,318,640 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since August 26, 2024.
LVIP American Century Ultra® Fund-13

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(37,840)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(49,117)	$(104,235)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$144,278	$2,251,471
LVIP American Century Ultra® Fund-14

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Ultra® Fund-15

LVIP American Century Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Century Value Fund

LVIP American Century Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.47%
Aerospace & Defense–2.00%
L3Harris Technologies, Inc.	26,455	$6,635,972
RTX Corp.	74,013	10,807,378
		17,443,350
Air Freight & Logistics–1.27%
United Parcel Service, Inc. Class B	110,194	11,122,982
		11,122,982
Automobile Components–0.88%
BorgWarner, Inc.	230,190	7,706,761
		7,706,761
Automobiles–0.64%
General Motors Co.	112,912	5,556,399
		5,556,399
Banks–9.09%
Bank of America Corp.	351,782	16,646,324
JPMorgan Chase & Co.	89,266	25,879,106
PNC Financial Services Group, Inc.	36,549	6,813,465
Truist Financial Corp.	237,570	10,213,134
U.S. Bancorp	438,958	19,862,850
		79,414,879
Beverages–3.21%
Heineken Holding NV	54,608	4,074,831
Heineken NV	67,693	5,905,729
PepsiCo, Inc.	64,327	8,493,737
Pernod Ricard SA	95,969	9,573,041
		28,047,338
Building Products–0.77%
A.O. Smith Corp.	103,066	6,758,038
		6,758,038
Capital Markets–5.90%
Bank of New York Mellon Corp.	119,777	10,912,882
Blackrock, Inc.	5,909	6,200,018
Charles Schwab Corp.	143,440	13,087,466
Northern Trust Corp.	55,205	6,999,442
State Street Corp.	70,771	7,525,788
T. Rowe Price Group, Inc.	70,534	6,806,531
		51,532,127
Chemicals–0.75%
PPG Industries, Inc.	57,783	6,572,816
		6,572,816
Communications Equipment–3.22%
Cisco Systems, Inc.	284,184	19,716,686
†F5, Inc.	28,667	8,437,271
		28,153,957
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.74%
Martin Marietta Materials, Inc.	11,803	$6,479,375
		6,479,375
Consumer Staples Distribution & Retail–0.94%
Koninklijke Ahold Delhaize NV	83,151	3,472,921
Target Corp.	48,490	4,783,539
		8,256,460
Containers & Packaging–0.75%
Packaging Corp. of America	34,723	6,543,549
		6,543,549
Diversified Telecommunication Services–2.75%
AT&T, Inc.	305,583	8,843,572
Verizon Communications, Inc.	351,346	15,202,741
		24,046,313
Electric Utilities–4.13%
Duke Energy Corp.	78,522	9,265,596
Evergy, Inc.	127,403	8,781,889
Eversource Energy	81,856	5,207,679
Xcel Energy, Inc.	189,056	12,874,713
		36,129,877
Electrical Equipment–1.61%
Emerson Electric Co.	52,271	6,969,292
nVent Electric PLC	96,359	7,058,297
		14,027,589
Energy Equipment & Services–0.86%
Baker Hughes Co.	195,269	7,486,613
		7,486,613
Entertainment–1.06%
Walt Disney Co.	75,027	9,304,098
		9,304,098
Financial Services–3.42%
†Berkshire Hathaway, Inc. Class A	41	29,880,800
		29,880,800
Food Products–1.84%
Conagra Brands, Inc.	406,963	8,330,533
Mondelez International, Inc. Class A	115,257	7,772,932
		16,103,465
Gas Utilities–0.75%
ONE Gas, Inc.	90,721	6,519,211
		6,519,211
LVIP American Century Value Fund-1

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.20%
Norfolk Southern Corp.	40,823	$10,449,463
		10,449,463
Health Care Equipment & Supplies–5.88%
Becton Dickinson & Co.	66,404	11,438,089
Dentsply Sirona, Inc.	348,375	5,532,195
GE HealthCare Technologies, Inc.	56,967	4,219,546
Medtronic PLC	191,710	16,711,361
Zimmer Biomet Holdings, Inc.	147,892	13,489,229
		51,390,420
Health Care Providers & Services–4.91%
†Centene Corp.	103,771	5,632,690
CVS Health Corp.	89,638	6,183,229
†Henry Schein, Inc.	97,957	7,155,759
Labcorp Holdings, Inc.	34,434	9,039,270
UnitedHealth Group, Inc.	29,027	9,055,553
Universal Health Services, Inc. Class B	32,214	5,835,566
		42,902,067
Health Care REITs–1.19%
Healthpeak Properties, Inc.	324,570	5,683,221
Ventas, Inc.	74,539	4,707,138
		10,390,359
Household Durables–0.67%
†Mohawk Industries, Inc.	56,264	5,898,718
		5,898,718
Household Products–1.72%
Kimberly-Clark Corp.	64,620	8,330,810
Reckitt Benckiser Group PLC	97,990	6,675,760
		15,006,570
Industrial Conglomerates–0.56%
Siemens AG	18,968	4,872,089
		4,872,089
Insurance–3.06%
Allstate Corp.	43,634	8,783,960
Reinsurance Group of America, Inc.	46,630	9,249,527
Willis Towers Watson PLC	28,298	8,673,337
		26,706,824
Interactive Media & Services–1.55%
Alphabet, Inc. Class A	76,771	13,529,353
		13,529,353
Life Sciences Tools & Services–0.68%
†ICON PLC	41,037	5,968,832
		5,968,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.41%
Cummins, Inc.	23,290	$7,627,475
Dover Corp.	29,624	5,428,005
IMI PLC	151,016	4,345,505
Oshkosh Corp.	59,427	6,747,342
Toro Co.	80,331	5,677,795
		29,826,122
Media–0.47%
Interpublic Group of Cos., Inc.	167,691	4,105,076
		4,105,076
Multi-Utilities–1.06%
WEC Energy Group, Inc.	88,738	9,246,500
		9,246,500
Oil, Gas & Consumable Fuels–6.50%
Chevron Corp.	81,571	11,680,152
Exxon Mobil Corp.	196,985	21,234,983
Occidental Petroleum Corp.	167,087	7,019,325
Shell PLC	241,402	8,422,399
TotalEnergies SE	138,065	8,438,902
		56,795,761
Paper & Forest Products–0.49%
Mondi PLC	259,887	4,246,684
		4,246,684
Passenger Airlines–0.83%
Southwest Airlines Co.	224,570	7,285,051
		7,285,051
Personal Care Products–3.94%
Estee Lauder Cos., Inc. Class A	126,173	10,194,778
Kenvue, Inc.	594,280	12,438,281
Unilever PLC	193,337	11,800,781
		34,433,840
Pharmaceuticals–7.24%
Bristol-Myers Squibb Co.	140,352	6,496,894
Johnson & Johnson	175,432	26,797,238
Merck & Co., Inc.	88,227	6,984,049
Pfizer, Inc.	409,053	9,915,445
Roche Holding AG	19,765	6,451,685
Sanofi SA	68,157	6,598,535
		63,243,846
Residential REITs–0.59%
Equity Residential	76,618	5,170,949
		5,170,949
Retail REITs–1.74%
Agree Realty Corp.	72,878	5,324,467
LVIP American Century Value Fund-2

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Realty Income Corp.	69,509	$4,004,413
Regency Centers Corp.	81,942	5,836,729
		15,165,609
Semiconductors & Semiconductor Equipment–3.21%
Analog Devices, Inc.	27,687	6,590,060
Infineon Technologies AG	128,013	5,462,575
QUALCOMM, Inc.	56,673	9,025,742
Teradyne, Inc.	77,091	6,932,023
		28,010,400
Trading Companies & Distributors–0.99%
MSC Industrial Direct Co., Inc. Class A	101,849	8,659,202
		8,659,202
Total Common Stock (Cost $658,058,221)		860,389,732

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	14,762,861	$14,762,861
Total Money Market Fund (Cost $14,762,861)		14,762,861

TOTAL INVESTMENTS–100.16% (Cost $672,821,082)	875,152,593
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,389,754)
NET ASSETS APPLICABLE TO 68,059,047 SHARES OUTSTANDING–100.00%	$873,762,839
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS ($11,200 / 872 Shares)	$12.838
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS II ($376,045,690 / 29,301,846 Shares)	$12.834
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND SERVICE CLASS ($497,705,949 / 38,756,329 Shares)	$12.842
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$614,810,658
Distributable earnings/(accumulated loss)	258,952,181
TOTAL NET ASSETS	$873,762,839

†Non-income producing.

★Includes $30,788 expense reimbursement receivable from Lincoln Financial Investments Corporation, $10,307,807 payable for securities purchased, $550,648 payable for fund shares redeemed, $10,706 other accrued expenses payable, $564,932 due to manager and affiliates,
$15,533 payable for audit fee and $28,289 payable for fund accounting fee as of June 30, 2025.

LVIP American Century Value Fund-3

LVIP American Century Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(4,536,354)	USD	6,075,417	9/26/25	$—	$(154,947)
BOA	GBP	376,859	USD	(518,414)	9/26/25	—	(824)
CBK	GBP	(4,536,354)	USD	6,076,392	9/26/25	—	(153,971)
GS	EUR	(9,533,676)	USD	11,060,113	9/26/25	—	(235,277)
GS	GBP	(4,536,354)	USD	6,077,694	9/26/25	—	(152,669)
JPM	CHF	(1,927,088)	USD	2,381,929	9/26/25	—	(73,539)
JPM	EUR	(9,533,676)	USD	11,064,203	9/26/25	—	(231,187)
MSC	EUR	(9,533,676)	USD	11,050,616	9/26/25	—	(244,774)
UBS	CHF	(1,927,088)	USD	2,381,870	9/26/25	—	(73,598)
UBS	EUR	(9,533,676)	USD	11,059,255	9/26/25	—	(236,135)
Total Foreign Currency Exchange Contracts						$—	$(1,556,921)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
BOA–Bank of America
CBK–Citigroup Global Markets
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-4

LVIP American Century Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$13,364,853
Foreign taxes withheld	(182,962)
13,181,891
EXPENSES:
Management fees	2,498,898
Distribution fees-Service Class	609,718
Shareholder servicing fees	311,897
Accounting and administration expenses	78,431
Professional fees	30,608
Custodian fees	15,638
Trustees’ fees and expenses	12,956
Reports and statements to shareholders	9,156
Consulting fees	5,723
Pricing fees	3,339
Other	10,249
3,586,613
Less:
Expenses reimbursed	(161,792)
Total operating expenses	3,424,821
NET INVESTMENT INCOME	9,757,070
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	20,907,214
Foreign currencies	14,001
Foreign currency exchange contracts	(4,973,167)
Net realized gain	15,948,048
Net change in unrealized appreciation (depreciation) of:
Investments	18,573,788
Foreign currencies	55,620
Foreign currency exchange contracts	(2,591,706)
Net change in unrealized appreciation (depreciation)	16,037,702
NET REALIZED AND UNREALIZED GAIN	31,985,750
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,742,820
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,757,070	$19,757,616
Net realized gain	15,948,048	75,949,816
Net change in unrealized appreciation (depreciation)	16,037,702	(14,764,542)
Net increase in net assets resulting from operations	41,742,820	80,942,890
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(342)
Standard Class II	—	(33,488,830)
Service Class	—	(43,420,623)
	—	(76,909,795)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Standard Class II	7,574,525	15,658,222
Service Class	22,258,782	20,461,937
Reinvestment of dividends and distributions:
Standard Class	—	342
Standard Class II	—	33,081,877
Service Class	—	43,420,623
	29,833,307	112,633,001
Cost of shares redeemed:
Standard Class	—	—
Standard Class II	(30,357,850)	(56,996,137)
Service Class	(42,594,832)	(89,297,970)
	(72,952,682)	(146,294,107)
Decrease in net assets derived from capital share transactions	(43,119,375)	(33,661,106)
NET DECREASE IN NET ASSETS	(1,376,555)	(29,628,011)
NET ASSETS:
Beginning of period	875,139,394	904,767,405
End of period	$873,762,839	$875,139,394
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-5

LVIP American Century Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$12.227	$11.830
Income from investment operations:
Net investment income[3]	0.154	0.192
Net realized and unrealized gain	0.457	0.610
Total from investment operations	0.611	0.802
Less dividends and distributions from:
Net investment income	—	(0.290)
Net realized gain	—	(0.115)
Total dividends and distributions	—	(0.405)
Net asset value, end of period	$12.838	$12.227
Total return[4]	5.01%	6.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11
Ratio of expenses to average net assets	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.66%
Ratio of net investment income to average net assets	2.45%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.41%	2.32%
Portfolio turnover	35%	37%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-6

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Standard Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$12.229	$12.190	$12.45	$13.67	$11.17	$11.72
Income (loss) from investment operations:
Net investment income[3]	0.145	0.282	0.28	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.460	0.849	0.72	(0.16)	2.50	(0.29)
Total from investment operations	0.605	1.131	1.00	0.11	2.73	(0.06)
Less dividends and distributions from:
Net investment income	—	(0.369)	(0.28)	(0.26)	(0.23)	(0.23)
Net realized gain	—	(0.723)	(0.98)	(1.07)	—	(0.26)
Total dividends and distributions	—	(1.092)	(1.26)	(1.33)	(0.23)	(0.49)
Net asset value, end of period	$12.834	$12.229	$12.19	$12.45	$13.67	$11.17
Total return[4]	4.95%	9.48%	9.10%	0.54%	24.51%	0.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$376,046	$380,764	$387,290	$387,024	$430,055	$376,355
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.74%	0.73%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.79%	0.84%	0.85%	0.92%	0.98%
Ratio of net investment income to average net assets	2.35%	2.28%	2.37%	2.12%	1.79%	2.34%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.31%	2.20%	2.24%	2.01%	1.60%	2.11%
Portfolio turnover	35%	37%	35%	49%	49%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-7

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$12.246	$12.210	$12.46	$13.69	$11.19	$11.74
Income (loss) from investment operations:
Net investment income[3]	0.136	0.264	0.26	0.25	0.21	0.21
Net realized and unrealized gain (loss)	0.460	0.846	0.74	(0.16)	2.50	(0.29)
Total from investment operations	0.596	1.110	1.00	0.09	2.71	(0.08)
Less dividends and distributions from:
Net investment income	—	(0.351)	(0.27)	(0.25)	(0.21)	(0.21)
Net realized gain	—	(0.723)	(0.98)	(1.07)	—	(0.26)
Total dividends and distributions	—	(1.074)	(1.25)	(1.32)	(0.21)	(0.47)
Net asset value, end of period	$12.842	$12.246	$12.21	$12.46	$13.69	$11.19
Total return[4]	4.88%	9.29%	9.02%	0.31%	24.28%	0.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$497,706	$494,364	$517,477	$539,924	$543,896	$442,431
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.89%	0.88%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.94%	0.99%	1.00%	1.07%	1.13%
Ratio of net investment income to average net assets	2.20%	2.13%	2.22%	1.97%	1.64%	2.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.16%	2.05%	2.09%	1.86%	1.45%	1.96%
Portfolio turnover	35%	37%	35%	49%	49%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-8

LVIP American Century Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Value Fund-9

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II and 0.86% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP American Century Value Fund-10

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	Total
LFI	$277,572	$277,572
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$36,827
Legal	5,612
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,370 for the six months ended June 30, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$30,788
Management fees payable to LFI	410,960
Distribution fees payable to LFD	100,746
Printing and mailing fees payable to Lincoln Life	2,122
Shareholder servicing fees payable to Lincoln Life	51,104
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2025, the Fund engaged in securities purchases of $134,769.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Century Value Fund-11

LVIP American Century Value Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$310,085,307
Sales	347,850,188
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$672,821,082
Aggregate unrealized appreciation of investments and derivatives	$232,029,900
Aggregate unrealized depreciation of investments and derivatives	(31,255,310)
Net unrealized appreciation of investments and derivatives	$200,774,590
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$17,443,350	$—	$—	$17,443,350
Air Freight & Logistics	11,122,982	—	—	11,122,982
Automobile Components	7,706,761	—	—	7,706,761
Automobiles	5,556,399	—	—	5,556,399
Banks	79,414,879	—	—	79,414,879
Beverages	8,493,737	19,553,601	—	28,047,338
Building Products	6,758,038	—	—	6,758,038
Capital Markets	51,532,127	—	—	51,532,127
Chemicals	6,572,816	—	—	6,572,816
Communications Equipment	28,153,957	—	—	28,153,957
Construction Materials	6,479,375	—	—	6,479,375
LVIP American Century Value Fund-12

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Consumer Staples Distribution & Retail	$4,783,539	$3,472,921	$—	$8,256,460
Containers & Packaging	6,543,549	—	—	6,543,549
Diversified Telecommunication Services	24,046,313	—	—	24,046,313
Electric Utilities	36,129,877	—	—	36,129,877
Electrical Equipment	14,027,589	—	—	14,027,589
Energy Equipment & Services	7,486,613	—	—	7,486,613
Entertainment	9,304,098	—	—	9,304,098
Financial Services	29,880,800	—	—	29,880,800
Food Products	16,103,465	—	—	16,103,465
Gas Utilities	6,519,211	—	—	6,519,211
Ground Transportation	10,449,463	—	—	10,449,463
Health Care Equipment & Supplies	51,390,420	—	—	51,390,420
Health Care Providers & Services	42,902,067	—	—	42,902,067
Health Care REITs	10,390,359	—	—	10,390,359
Household Durables	5,898,718	—	—	5,898,718
Household Products	8,330,810	6,675,760	—	15,006,570
Industrial Conglomerates	—	4,872,089	—	4,872,089
Insurance	26,706,824	—	—	26,706,824
Interactive Media & Services	13,529,353	—	—	13,529,353
Life Sciences Tools & Services	5,968,832	—	—	5,968,832
Machinery	25,480,617	4,345,505	—	29,826,122
Media	4,105,076	—	—	4,105,076
Multi-Utilities	9,246,500	—	—	9,246,500
Oil, Gas & Consumable Fuels	39,934,460	16,861,301	—	56,795,761
Paper & Forest Products	—	4,246,684	—	4,246,684
Passenger Airlines	7,285,051	—	—	7,285,051
Personal Care Products	22,633,059	11,800,781	—	34,433,840
Pharmaceuticals	50,193,626	13,050,220	—	63,243,846
Residential REITs	5,170,949	—	—	5,170,949
Retail REITs	15,165,609	—	—	15,165,609
Semiconductors & Semiconductor Equipment	22,547,825	5,462,575	—	28,010,400
Trading Companies & Distributors	8,659,202	—	—	8,659,202
Money Market Fund	14,762,861	—	—	14,762,861
Total Investments	$784,811,156	$90,341,437	$—	$875,152,593
Derivatives:

Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,556,921)	$—	$(1,556,921)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP American Century Value Fund-13

LVIP American Century Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24*
Shares sold:
Standard Class	—	845
Standard Class II	607,681	1,276,765
Service Class	1,777,005	1,652,418
Shares reinvested:
Standard Class	—	27
Standard Class II	—	2,711,238
Service Class	—	3,555,474
	2,384,686	9,196,767
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,442,059)	(4,615,338)
Service Class	(3,389,877)	(7,220,390)
	(5,831,936)	(11,835,728)
Net decrease	(3,447,250)	(2,638,961)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP American Century Value Fund-14

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(1,556,921)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(4,973,167)	$(2,591,706)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$4,533,406	$75,031,682
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP American Century Value Fund-15

LVIP American Century Value Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Value Fund-16

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Funds

LVIP American Global Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–100.05%
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– Global Growth Fund	10,725,125	$384,281,226
Total Affiliated Investment (Cost $288,670,263)		384,281,226

TOTAL INVESTMENTS–100.05% (Cost $288,670,263)	384,281,226
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(200,470)
NET ASSETS APPLICABLE TO 14,533,224 SHARES OUTSTANDING–100.00%	$384,080,756

✢Class 1 shares.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-1

LVIP American Growth Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	21,095,282	$2,723,189,958
Total Investment Company (Cost $1,721,984,952)		2,723,189,958

TOTAL INVESTMENTS–100.05% (Cost $1,721,984,952)	2,723,189,958
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,280,058)
NET ASSETS APPLICABLE TO 71,332,791 SHARES OUTSTANDING–100.00%	$2,721,909,900

✢Class 1 shares.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-2

LVIP American Growth-Income Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	30,318,039	$1,891,845,617
Total Investment Company (Cost $1,508,963,583)		1,891,845,617

TOTAL INVESTMENTS–100.05% (Cost $1,508,963,583)	1,891,845,617
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(897,958)
NET ASSETS APPLICABLE TO 58,085,790 SHARES OUTSTANDING–100.00%	$1,890,947,659

✢Class 1 shares.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-3

LVIP American International Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	14,951,974	$299,039,477
Total Investment Company (Cost $251,707,099)		299,039,477

TOTAL INVESTMENTS–100.06% (Cost $251,707,099)	299,039,477
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(166,549)
NET ASSETS APPLICABLE TO 21,367,055 SHARES OUTSTANDING–100.00%	$298,872,928

✢Class 1 shares.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-4

LVIP American Funds
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
ASSETS:
Affiliated investments, at value	$384,281,226	$—	$—	$—
Unaffiliated investments, at value	—	2,723,189,958	1,891,845,617	299,039,477
Receivable for fund shares sold	242,883	972,442	521,360	36,874
Prepaid expenses	1,275	8,243	5,960	998
Receivable for securities sold	—	3,266,404	—	420,785
TOTAL ASSETS	384,525,384	2,727,437,047	1,892,372,937	299,498,134
LIABILITIES:
Payable for fund shares redeemed	215,314	4,238,845	449,747	457,659
Due to manager and affiliates	177,772	1,247,009	871,267	140,904
Payable for securities purchased	27,569	—	71,613	—
Payable for audit fee	9,694	9,694	9,694	9,694
Payable for fund accounting fee	7,841	8,004	7,961	7,834
Other accrued expenses payable	6,438	23,595	14,996	9,115
TOTAL LIABILITIES	444,628	5,527,147	1,425,278	625,206
TOTAL NET ASSETS	$384,080,756	$2,721,909,900	$1,890,947,659	$298,872,928
Affiliated investments, at cost	$288,670,263	$—	$—	$—
Unaffiliated investments, at cost	—	1,721,984,952	1,508,963,583	251,707,099
Service Class II:
Net Assets	$384,080,756	$2,721,909,900	$1,890,947,659	$298,872,928
Shares outstanding	14,533,224	71,332,791	58,085,790	21,367,055
Net asset value per share	$26.428	$38.158	$32.554	$13.988
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$239,740,521	$1,541,300,478	$1,160,536,857	$272,648,311
Distributable earnings/(accumulated loss)	144,340,235	1,180,609,422	730,410,802	26,224,617
TOTAL NET ASSETS	$384,080,756	$2,721,909,900	$1,890,947,659	$298,872,928
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-5

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$1,289,476	$5,129,270	$—	$—
Dividends from investment companies	—	—	4,403,058	188,557
	1,289,476	5,129,270	4,403,058	188,557
EXPENSES:
Distribution fees-Service Class II	977,618	6,556,765	4,709,112	767,275
Shareholder servicing fees	51,547	345,720	248,299	40,456
Accounting and administration expenses	29,599	128,919	96,300	25,811
Professional fees	17,307	38,283	31,475	16,491
Trustees’ fees and expenses	5,237	33,986	24,639	4,100
Reports and statements to shareholders	5,066	16,269	13,184	7,028
Consulting fees	2,193	2,938	2,680	2,161
Custodian fees	1,301	4,194	3,294	1,187
Other	6,739	24,976	17,715	5,827
Total operating expenses	1,096,607	7,152,050	5,146,698	870,336
NET INVESTMENT INCOME (LOSS)	192,869	(2,022,780)	(743,640)	(681,779)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(56,197)	(1,204,318)	—	—
Sale of investment companies	—	—	(1,421,830)	(362,121)
Distributions from affiliated investment companies	46,133,972	206,359,281	—	—
Distributions from investment companies	—	—	304,669,994	—
Net realized gain (loss)	46,077,775	205,154,963	303,248,164	(362,121)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(7,801,270)	51,651,748	—	—
Unaffiliated investments	—	—	(164,401,137)	33,146,999
Net change in unrealized appreciation (depreciation)	(7,801,270)	51,651,748	(164,401,137)	33,146,999
NET REALIZED AND UNREALIZED GAIN	38,276,505	256,806,711	138,847,027	32,784,878
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,469,374	$254,783,931	$138,103,387	$32,103,099
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-6

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Growth Fund		LVIP American Growth-Income Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$192,869	$4,109,867	$(2,022,780)	$(239,430)	$(743,640)	$11,794,105
Net realized gain (loss)	46,077,775	13,164,445	205,154,963	41,072,175	303,248,164	69,472,847
Net change in unrealized appreciation (depreciation)	(7,801,270)	26,549,694	51,651,748	506,830,605	(164,401,137)	238,465,817
Net increase in net assets resulting from operations	38,469,374	43,824,006	254,783,931	547,663,350	138,103,387	319,732,769
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(30,879,057)	—	(77,245,431)	—	(78,344,898)
	—	(30,879,057)	—	(77,245,431)	—	(78,344,898)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	22,138,531	30,940,796	279,790,534	297,974,944	155,862,176	208,653,295
Reinvestment of dividends and distributions:
Service Class II	—	30,879,057	—	77,245,431	—	78,344,898
Cost of shares redeemed:
Service Class II	(31,706,478)	(56,999,611)	(156,494,593)	(262,966,930)	(98,255,753)	(186,325,210)
Increase (decrease) in net assets derived from capital share transactions	(9,567,947)	4,820,242	123,295,941	112,253,445	57,606,423	100,672,983
NET INCREASE (DECREASE) IN NET ASSETS	28,901,427	17,765,191	378,079,872	582,671,364	195,709,810	342,060,854
NET ASSETS:
Beginning of period	355,179,329	337,414,138	2,343,830,028	1,761,158,664	1,695,237,849	1,353,176,995
End of period	$384,080,756	$355,179,329	$2,721,909,900	$2,343,830,028	$1,890,947,659	$1,695,237,849
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-7

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American International Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(681,779)	$2,252,369
Net realized gain (loss)	(362,121)	(1,454,058)
Net change in unrealized appreciation (depreciation)	33,146,999	7,912,834
Net increase in net assets resulting from operations	32,103,099	8,711,145
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(2,205,758)
	—	(2,205,758)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	14,749,750	34,537,336
Reinvestment of dividends and distributions:
Service Class II	—	2,205,758
Cost of shares redeemed:
Service Class II	(23,399,701)	(59,637,519)
Increase (decrease) in net assets derived from capital share transactions	(8,649,951)	(22,894,425)
NET INCREASE (DECREASE) IN NET ASSETS	23,453,148	(16,389,038)
NET ASSETS:
Beginning of period	275,419,780	291,808,818
End of period	$298,872,928	$275,419,780
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-8

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$23.810	$22.989	$20.980	$30.532	$27.014	$21.644
Income (loss) from investment operations:
Net investment income (loss)[2]	0.013	0.289	0.117	0.063	(0.005)	(0.006)
Net realized and unrealized gain (loss)	2.605	2.761	4.301	(7.837)	4.345	6.342
Total from investment operations	2.618	3.050	4.418	(7.774)	4.340	6.336
Less dividends and distributions from:
Net investment income	—	(0.292)	(0.111)	(0.129)	—	—
Net realized gain	—	(1.937)	(2.298)	(1.649)	(0.822)	(0.966)
Total dividends and distributions	—	(2.229)	(2.409)	(1.778)	(0.822)	(0.966)
Net asset value, end of period	$26.428	$23.810	$22.989	$20.980	$30.532	$27.014
Total return[3]	11.00%	13.25%	22.16%	(25.02% )	16.02%	29.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,081	$355,179	$337,414	$296,654	$455,371	$385,084
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets	0.11% [5]	1.15%	0.52%	0.27%	(0.02% )	(0.03% )
Portfolio turnover	5%	8%	11%	18%	9%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-9

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$34.711	$27.479	$22.546	$38.600	$32.636	$23.030
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.029)	(0.004)	0.002	— [3]	(0.043)	(0.016)
Net realized and unrealized gain (loss)	3.476	8.446	8.163	(11.593)	7.055	11.488
Total from investment operations	3.447	8.442	8.165	(11.593)	7.012	11.472
Less dividends and distributions from:
Net investment income	—	(0.009)	(0.002)	(0.405)	(0.194)	—
Net realized gain	—	(1.201)	(3.230)	(4.056)	(0.854)	(1.866)
Total dividends and distributions	—	(1.210)	(3.232)	(4.461)	(1.048)	(1.866)
Net asset value, end of period	$38.158	$34.711	$27.479	$22.546	$38.600	$32.636
Total return[4]	9.93%	31.19%	37.99%	(30.19% )	21.58%	51.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,721,910	$2,343,830	$1,761,159	$1,317,383	$1,764,769	$1,403,276
Ratio of expenses to average net assets[5]	0.60%	0.60%	0.60%	0.60%	0.60%	0.63%
Ratio of net investment income (loss) to average net assets	(0.17% )[6]	(0.01% )	0.01%	— [7]	(0.12% )	(0.06% )
Portfolio turnover	2%	6%	8%	5%	6%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $0.001 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	Amount rounds to less than 0.001%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-10

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$30.197	$25.636	$22.301	$27.805	$23.052	$22.114
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	0.222	0.248	0.224	0.202	0.224
Net realized and unrealized gain (loss)	2.370	5.825	5.284	(4.916)	5.239	2.495
Total from investment operations	2.357	6.047	5.532	(4.692)	5.441	2.719
Less dividends and distributions from:
Net investment income	—	(0.242)	(0.236)	(0.574)	(0.199)	(0.289)
Net realized gain	—	(1.244)	(1.961)	(0.238)	(0.489)	(1.492)
Total dividends and distributions	—	(1.486)	(2.197)	(0.812)	(0.688)	(1.781)
Net asset value, end of period	$32.554	$30.197	$25.636	$22.301	$27.805	$23.052
Total return[3]	7.81%	23.81%	25.72%	(16.80% )	23.69%	13.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,890,948	$1,695,238	$1,353,177	$1,093,085	$1,330,283	$1,063,359
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	(0.09% )[5]	0.77%	1.03%	0.94%	0.78%	1.05%
Portfolio turnover	1%	6%	6%	7%	6%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-11

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.507	$12.271	$12.337	$16.103	$16.769	$15.125
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.031)	0.102	0.120	0.197	0.362	0.040
Net realized and unrealized gain (loss)	1.512	0.236	1.647	(3.598)	(0.672)	1.947
Total from investment operations	1.481	0.338	1.767	(3.401)	(0.310)	1.987
Less dividends and distributions from:
Net investment income	—	(0.102)	(0.110)	(0.315)	(0.355)	(0.037)
Net realized gain	—	—	(1.723)	(0.050)	(0.001)	(0.306)
Total dividends and distributions	—	(0.102)	(1.833)	(0.365)	(0.356)	(0.343)
Net asset value, end of period	$13.988	$12.507	$12.271	$12.337	$16.103	$16.769
Total return[3]	11.84%	2.75%	15.41%	(21.07% )	(1.84% )	13.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$298,873	$275,420	$291,809	$269,139	$296,356	$294,834
Ratio of expenses to average net assets[4]	0.62%	0.63%	0.62%	0.62%	0.62%	0.64%
Ratio of net investment income (loss) to average net assets	(0.49% )[5]	0.78%	0.94%	1.49%	2.11%	0.29%
Portfolio turnover	2%	7%	5%	7%	7%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-12

LVIP American Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
LVIP American Funds-13

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LFI are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2025, no advisory fees were charged to the Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$15,022	$99,759	$71,905	$11,793
Legal	2,290	15,204	10,959	1,797
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$2,151	$6,016	$5,034	$4,418
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Funds-14

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Distribution fees payable to LFD	$168,868	$1,184,551	$827,628	$131,482
Printing and mailing fees payable to Lincoln Life	—	—	—	2,489
Shareholder servicing fees payable to Lincoln Life	8,904	62,458	43,639	6,933
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
LVIP American Global Growth Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-100.05%@
International Equity Fund-100.05%@
✢‡American Funds Insurance Series® – Global Growth Fund	$—	$55,687,590	$18,937,583	$(56,197)	$(7,801,270)	$384,281,226	10,725,125	$1,289,476	$46,133,972

@ As a percentage of Net Assets as of June 30, 2025.
✢ Class 1 shares.
‡ Issuer considered an unaffiliated investment of the Fund at December 31, 2024.
LVIP American Growth Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Equity Fund-0.00%@
×,✢American Funds Insurance Series® – Growth Fund	$2,345,036,508	$375,416,405	$47,710,386	$(1,204,318)	$51,651,748	$—	—	$5,129,270	$206,359,281

@ As a percentage of Net Assets as of June 30, 2025.
× Issuer is no longer an affiliate of the Fund at June 30, 2025.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$55,687,590	$375,416,405	$387,218,502	$5,535,798
Sales	18,937,583	47,710,386	25,655,448	14,871,283
LVIP American Funds-15

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$288,670,263	$1,721,984,952	$1,508,963,583	$251,707,099
Aggregate unrealized appreciation of investments	$95,610,963	$1,001,205,006	$382,882,034	$47,332,378
Aggregate unrealized depreciation of investments	—	—	—	—
Net unrealized appreciation of investments	$95,610,963	$1,001,205,006	$382,882,034	$47,332,378
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Level 1	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Affiliated Investment Companies	$384,281,226	$—	$—	$—
Unaffiliated Investment Companies	—	2,723,189,958	1,891,845,617	299,039,477
Total Investments	$384,281,226	$2,723,189,958	$1,891,845,617	$299,039,477
There were no Level 3 investments at the beginning or end of the period.
LVIP American Funds-16

LVIP American Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Growth Fund		LVIP American Growth-Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Service Class II	917,551	1,238,169	8,206,432	9,286,659	5,167,958	7,136,655
Shares reinvested:
Service Class II	—	1,273,464	—	2,458,468	—	2,670,398
	917,551	2,511,633	8,206,432	11,745,127	5,167,958	9,807,053
Shares redeemed:
Service Class II	(1,301,574)	(2,271,694)	(4,397,153)	(8,312,415)	(3,221,107)	(6,451,487)
Net increase (decrease)	(384,023)	239,939	3,809,279	3,432,712	1,946,851	3,355,566

	LVIP American International Fund
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Service Class II	1,140,116	2,656,919
Shares reinvested:
Service Class II	—	175,046
	1,140,116	2,831,965
Shares redeemed:
Service Class II	(1,794,162)	(4,592,062)
Net increase (decrease)	(654,046)	(1,760,097)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds-17

LVIP American Funds Vanguard Active Passive Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Funds Vanguard Active Passive Growth Fund

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–121.07%
Equity Funds–54.29%
American Funds®-
✧American Funds Fundamental Investors	3,565	$313,130
✧American Mutual Fund	3,241	192,582
Capital Group Core Equity ETF	6,538	241,448
Capital Group Growth ETF	4,574	185,933
Vanguard S&P 500 Growth ETF	468	185,581
Vanguard S&P 500 Value ETF	985	185,879
		1,304,553
Fixed Income Funds–19.07%
✧American Funds®-
Bond Fund of America	25,349	287,969
Corporate Bond	10,111	96,052
Vanguard Intermediate-Term Corporate Bond ETF	895	74,214
		458,235
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.37%
American Funds®– Capital Group Global Growth Equity ETF	6,392	$204,352
Vanguard FTSE Developed Markets ETF	1,628	92,812
		297,164
Money Market Fund–35.34%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	849,041	849,041
		849,041
Total Investment Companies (Cost $2,900,488)		2,908,993

TOTAL INVESTMENTS–121.07% (Cost $2,900,488)	2,908,993
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(21.07%)	(506,303)
NET ASSETS APPLICABLE TO 230,807 SHARES OUTSTANDING–100.00%	$2,402,690
NET ASSET VALUE PER SHARE–LVIP AMERICAN FUNDS VANGUARD ACTIVE PASSIVE GROWTH FUND STANDARD CLASS ($10,409 / 1,000 Shares)	$10.410[1]
NET ASSET VALUE PER SHARE–LVIP AMERICAN FUNDS VANGUARD ACTIVE PASSIVE GROWTH FUND SERVICE CLASS ($2,392,281 / 229,807 Shares)	$10.410
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$2,393,024
Distributable earnings/(accumulated loss)	9,666
TOTAL NET ASSETS	$2,402,690

1	Net Asset Value Per Share does not recalculate exactly, due to rounding.

✧Class R-6 shares.

★Includes $12,541 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,049,539 payable for securities purchased, $13 payable for fund shares redeemed, $1,521 other accrued expenses payable, $115 due to manager and affiliates, $8,950 payable for audit fee and $2,013 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-1

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Operations
June 2, 2025* to June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$1,073
EXPENSES:
Professional fees	9,190
Accounting and administration expenses	2,023
Custodian fees	318
Trustees’ fees and expenses	247
Consulting fees	238
Reports and statements to shareholders	170
Pricing fees	40
Distribution fees-Service Class	25
Management fees	20
Shareholder servicing fees	2
Other	325
12,598
Less:
Expenses reimbursed	(12,541)
Total operating expenses	57
NET INVESTMENT INCOME	1,016
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	145
Net change in unrealized appreciation (depreciation) of investments	8,505
NET REALIZED AND UNREALIZED GAIN	8,650
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,666

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Changes in Net Assets
6/2/25* to 6/30/25 (unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,016
Net realized gain	145
Net change in unrealized appreciation (depreciation)	8,505
Net increase in net assets resulting from operations	9,666
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000
Service Class	2,383,038
2,393,038
Cost of shares redeemed:
Service Class	(14)
(14)
Increase in net assets derived from capital share transactions	2,393,024
NET INCREASE IN NET ASSETS	2,402,690
NET ASSETS:
Beginning of period	—
End of period	$2,402,690

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-2

LVIP American Funds Vanguard Active Passive Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Standard Class	Service Class
	6/2/25[1] to 6/30/25 (unaudited)	6/2/25[1] to 6/30/25 (unaudited)
Net asset value, beginning of period	$10.000	$10.000
Income from investment operations:
Net investment income[2]	0.098	0.067
Net realized and unrealized gain	0.312	0.343
Total from investment operations	0.410	0.410
Net asset value, end of period	$10.410	$10.410
Total return[3]	4.05%	4.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$2,392
Ratio of expenses to average net assets[4]	0.42%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	160.95%	161.30%
Ratio of net investment income to average net assets	13.31% [5]	12.96% [5]
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(147.22% )[5]	(147.57% )[5]
Portfolio turnover	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-3

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Funds Vanguard Active Passive Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a “fund of funds” structure. The Fund invests substantially all of its assets in mutual funds and exchange-traded funds (“ETFs”) (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds include American Funds® mutual funds, Capital Group ETFs, and Vanguard ETFs. The Fund is advised by Lincoln Financial Investments Corporation (LFI). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return from the period June 2, 2025* through the period ended June 30, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During period June 2, 2025* through June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds Vanguard Active Passive Growth Fund-4

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
* Date of commencement of operations.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.42% of the Fund’s average daily net assets for the Standard Class and 0.77% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least July 1, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2025, no expense reimbursements were subject to recoupment.
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $68 for the period June 2, 2025* through June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$12,541
Management fees payable to LFI	20
Distribution fees payable to LFD	25
Printing and mailing fees payable to Lincoln Life	68
Shareholder servicing fees payable to Lincoln Life	2
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the period June 2, 2025* through June 30, 2025, the Fund engaged in securities purchases of $38,385.
LVIP American Funds Vanguard Active Passive Growth Fund-5

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
* Date of commencement of operations.
3. Investments
For the period June 2, 2025* through June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,013,062
Sales	—
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$2,900,488
Aggregate unrealized appreciation of investments	$8,505
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$8,505
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$2,908,993	$—	$—	$2,908,993
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations.
LVIP American Funds Vanguard Active Passive Growth Fund-6

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
6/2/25* to
6/30/25
Shares sold:
Standard Class	1,000
Service Class	229,808
230,808
Shares redeemed:
Standard Class	—
Service Class	(1)
(1)
Net increase	230,807

*	Date of commencement of operations.
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-7

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.86%
Asset Allocation Fund–10.80%
✧American Funds®– Capital Income Builder	1,607,849	$122,743,169
		122,743,169
Equity Funds–33.95%
✧American Funds®-
American Mutual Fund	1,864,381	110,781,552
Growth Fund of America	1,793,986	147,860,317
Investment Company of America	2,023,941	127,366,596
		386,008,465
Fixed Income Funds–44.80%
✧American Funds®-
Bond Fund of America	38,931,531	442,262,192
High-Income Trust	3,247,031	31,983,252
Inflation Linked Bond Fund	3,643,938	35,018,247
		509,263,691
Global Equity Fund–3.57%
✧American Funds®– Smallcap World Fund	538,028	40,551,142
		40,551,142
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–4.42%
✧American Funds®-
EuroPacific Growth Fund	643,914	$39,098,465
New World Fund	125,752	11,190,688
		50,289,153
Money Market Fund–2.32%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	26,371,275	26,371,275
		26,371,275
Total Investment Companies (Cost $996,767,025)		1,135,226,895

TOTAL INVESTMENTS–99.86% (Cost $996,767,025)	1,135,226,895
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,578,965
NET ASSETS APPLICABLE TO 101,070,073 SHARES OUTSTANDING–100.00%	$1,136,805,860
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($19,698,797 / 1,747,570 Shares)	$11.272
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($1,117,107,063 / 99,322,503 Shares)	$11.247
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$992,323,596
Distributable earnings/(accumulated loss)	144,482,264
TOTAL NET ASSETS	$1,136,805,860

✧Class R-6 shares.

★Includes $2,030,845 cash collateral held at broker for futures contracts, $110,663 variation margin due from broker on futures contracts,
$1,828,091 payable for securities purchased, $626,195 payable for fund shares redeemed, $25,531 other accrued expenses payable, $573,156 due to manager and affiliates, $14,033 payable for audit fee and $13,738 payable for fund accounting fee as of June 30, 2025.

LVIP American Global Allocation Managed Risk Funds-1

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	CME Australian Dollar Currency Futures	$329,475	$325,904	9/15/25	$3,571	$—
9	CME British Pound Currency Futures	772,031	759,382	9/15/25	12,649	—
13	CME Euro Foreign Exchange Currency Futures	1,923,350	1,869,849	9/15/25	53,501	—
11	CME Japanese Yen Currency Futures	961,744	958,659	9/15/25	3,085	—
					72,806	—
Equity Contracts:
7	CME E-mini Russell 2000 Index Futures	767,095	741,470	9/19/25	25,625	—
62	CME E-mini S&P 500 Index Futures	19,386,625	18,701,549	9/19/25	685,076	—
11	CME E-mini S&P MidCap 400 Index Futures	3,438,050	3,334,188	9/19/25	103,862	—
31	Eurex EURO STOXX 50 Futures	1,945,233	1,931,196	9/19/25	14,037	—
6	FTSE 100 Index Futures	723,894	729,416	9/19/25	—	(5,522)
18	ICE U.S. MSCI Emerging Markets Index Futures	1,110,150	1,089,359	9/19/25	20,791	—
6	OML Stockholm OMXS30 Index Futures	158,103	156,030	7/18/25	2,073	—
3	SFE S&P ASX Share Price Index 200 Futures	421,397	421,646	9/18/25	—	(249)
5	TSE TOPIX Futures	991,459	971,326	9/11/25	20,133	—
					871,597	(5,771)
Total Futures Contracts					$944,403	$(5,771)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-2

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.84%
Asset Allocation Fund–5.82%
✧American Funds®– Capital Income Builder	1,738,859	$132,744,464
		132,744,464
Equity Funds–47.31%
✧American Funds®-
American Mutual Fund	5,742,448	341,216,264
Growth Fund of America	4,377,344	360,780,686
Investment Company of America	5,995,871	377,320,152
		1,079,317,102
Fixed Income Funds–26.39%
✧American Funds®-
Bond Fund of America	42,947,649	487,885,300
High-Income Trust	6,000,059	59,100,583
Inflation Linked Bond Fund	5,711,728	54,889,703
		601,875,586
Global Equity Fund–5.87%
✧American Funds®– Smallcap World Fund	1,777,699	133,985,147
		133,985,147
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–11.66%
✧American Funds®-
EuroPacific Growth Fund	3,282,732	$199,327,528
New World Fund	747,919	66,557,299
		265,884,827
Money Market Fund–2.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	63,641,489	63,641,489
		63,641,489
Total Investment Companies (Cost $1,921,284,400)		2,277,448,615

TOTAL INVESTMENTS–99.84% (Cost $1,921,284,400)	2,277,448,615
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	3,702,953
NET ASSETS APPLICABLE TO 196,877,853 SHARES OUTSTANDING–100.00%	$2,281,151,568
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($1,179,039 / 101,484 Shares)	$11.618
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($2,279,972,529 / 196,776,369 Shares)	$11.587
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,908,697,945
Distributable earnings/(accumulated loss)	372,453,623
TOTAL NET ASSETS	$2,281,151,568

✧Class R-6 shares.

★Includes $4,546,571 cash collateral held at broker for futures contracts, $231,936 variation margin due from broker on futures contracts,
$2,160,295 payable for securities purchased, $1,952,861 payable for fund shares redeemed, $55,939 other accrued expenses payable,
$1,159,911 due to manager and affiliates, $14,033 payable for audit fee and $13,872 payable for fund accounting fee as of June 30, 2025.

LVIP American Global Allocation Managed Risk Funds-3

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
16	CME Australian Dollar Currency Futures	$1,054,320	$1,042,493	9/15/25	$11,827	$—
24	CME British Pound Currency Futures	2,058,750	2,025,019	9/15/25	33,731	—
38	CME Euro Foreign Exchange Currency Futures	5,622,100	5,465,713	9/15/25	156,387	—
30	CME Japanese Yen Currency Futures	2,622,937	2,614,523	9/15/25	8,414	—
1	CME Swedish Krona Currency Futures	212,250	209,751	9/15/25	2,499	—
					212,858	—
Equity Contracts:
21	CME E-mini Russell 2000 Index Futures	2,301,285	2,224,386	9/19/25	76,899	—
118	CME E-mini S&P 500 Index Futures	36,897,125	35,593,266	9/19/25	1,303,859	—
26	CME E-mini S&P MidCap 400 Index Futures	8,126,300	7,880,800	9/19/25	245,500	—
99	Eurex EURO STOXX 50 Futures	6,212,194	6,167,366	9/19/25	44,828	—
20	FTSE 100 Index Futures	2,412,981	2,431,388	9/19/25	—	(18,407)
57	ICE U.S. MSCI Emerging Markets Index Futures	3,515,474	3,449,942	9/19/25	65,532	—
15	OML Stockholm OMXS30 Index Futures	395,258	391,067	7/18/25	4,191	—
8	SFE S&P ASX Share Price Index 200 Futures	1,123,726	1,124,126	9/18/25	—	(400)
15	TSE TOPIX Futures	2,974,376	2,913,976	9/11/25	60,400	—
					1,801,209	(18,807)
Total Futures Contracts					$2,014,067	$(18,807)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-4

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends	$15,278,224	$21,766,050
EXPENSES:
Distribution fees-Service Class	1,937,489	3,911,565
Management fees	1,397,444	2,795,358
Shareholder servicing fees	162,103	324,262
Accounting and administration expenses	76,401	132,767
Professional fees	30,114	42,394
Trustees’ fees and expenses	17,053	34,092
Reports and statements to shareholders	10,145	17,314
Custodian fees	5,928	7,656
Consulting fees	3,991	4,376
Pricing fees	422	422
Other	21,834	51,736
Total operating expenses	3,662,924	7,321,942
NET INVESTMENT INCOME	11,615,300	14,444,108
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,296,960)	(17,407,161)
Distributions from investment companies	2,186,500	8,739,727
Foreign currencies	(7,784)	(8,921)
Futures contracts	(10,098,044)	(30,282,796)
Net realized loss	(11,216,288)	(38,959,151)
Net change in unrealized appreciation (depreciation) of:
Investments	67,109,961	175,700,415
Foreign currencies	16,772	49,020
Futures contracts	1,983,432	4,634,974
Net change in unrealized appreciation (depreciation)	69,110,165	180,384,409
NET REALIZED AND UNREALIZED GAIN	57,893,877	141,425,258
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,509,177	$155,869,366
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-5

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,615,300	$28,663,324	$14,444,108	$42,146,182
Net realized gain (loss)	(11,216,288)	37,216,677	(38,959,151)	114,832,244
Net change in unrealized appreciation (depreciation)	69,110,165	45,436,866	180,384,409	118,770,895
Net increase in net assets resulting from operations	69,509,177	111,316,867	155,869,366	275,749,321
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(253,376)	—	(24,019)
Service Class	—	(31,249,945)	—	(42,142,959)
	—	(31,503,321)	—	(42,166,978)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,674,781	1,586,954	5,532	6,909
Service Class	6,653,749	14,439,693	10,496,467	24,772,601
Reinvestment of dividends and distributions:
Standard Class	—	253,376	—	24,019
Service Class	—	31,249,945	—	42,142,959
	18,328,530	47,529,968	10,501,999	66,946,488
Cost of shares redeemed:
Standard Class	(1,292,112)	(946,673)	(19,155)	(28,418)
Service Class	(112,326,396)	(213,161,568)	(208,051,908)	(458,683,879)
	(113,618,508)	(214,108,241)	(208,071,063)	(458,712,297)
Decrease in net assets derived from capital share transactions	(95,289,978)	(166,578,273)	(197,569,064)	(391,765,809)
NET DECREASE IN NET ASSETS	(25,780,801)	(86,764,727)	(41,699,698)	(158,183,466)
NET ASSETS:
Beginning of period	1,162,586,661	1,249,351,388	2,322,851,266	2,481,034,732
End of period	$1,136,805,860	$1,162,586,661	$2,281,151,568	$2,322,851,266
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-6

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.575	$9.929	$10.210	$13.150	$12.362	$11.761
Income (loss) from investment operations:
Net investment income[2]	0.129	0.283	0.275	0.240	0.183	0.200
Net realized and unrealized gain (loss)	0.568	0.696	0.850	(2.289)	0.973	0.959
Total from investment operations	0.697	0.979	1.125	(2.049)	1.156	1.159
Less dividends and distributions from:
Net investment income	—	(0.299)	(0.275)	(0.248)	(0.368)	(0.225)
Net realized gain	—	(0.034)	(1.125)	(0.643)	—	(0.333)
Return of capital	—	—	(0.006)	—	—	—
Total dividends and distributions	—	(0.333)	(1.406)	(0.891)	(0.368)	(0.558)
Net asset value, end of period	$11.272	$10.575	$9.929	$10.210	$13.150	$12.362
Total return[3]	6.59%	9.86%	11.80%	(15.53% )	9.36%	10.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,699	$8,326	$6,972	$5,759	$3,623	$1,272
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.31%	0.31%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	2.42%	2.70%	2.66%	2.10%	1.40%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.42%	2.70%	2.66%	2.10%	1.39%	1.69%
Portfolio turnover	8%	18%	19%	88%	12%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-7

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.571	$9.923	$10.208	$13.143	$12.355	$11.758
Income (loss) from investment operations:
Net investment income[2]	0.110	0.246	0.239	0.202	0.136	0.158
Net realized and unrealized gain (loss)	0.566	0.695	0.846	(2.287)	0.972	0.955
Total from investment operations	0.676	0.941	1.085	(2.085)	1.108	1.113
Less dividends and distributions from:
Net investment income	—	(0.259)	(0.239)	(0.207)	(0.320)	(0.183)
Net realized gain	—	(0.034)	(1.125)	(0.643)	—	(0.333)
Return of capital	—	—	(0.006)	—	—	—
Total dividends and distributions	—	(0.293)	(1.370)	(0.850)	(0.320)	(0.516)
Net asset value, end of period	$11.247	$10.571	$9.923	$10.208	$13.143	$12.355
Total return[3]	6.39%	9.49%	11.41%	(15.82% )	8.97%	9.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,117,107	$1,154,260	$1,242,380	$1,274,854	$1,701,925	$1,741,094
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.66%	0.66%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	2.07%	2.35%	2.31%	1.75%	1.05%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.07%	2.35%	2.31%	1.75%	1.04%	1.34%
Portfolio turnover	8%	18%	19%	88%	12%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-8

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.819	$9.851	$10.948	$14.421	$13.250	$12.374
Income (loss) from investment operations:
Net investment income[2]	0.089	0.220	0.243	0.198	0.177	0.154
Net realized and unrealized gain (loss)	0.710	0.987	1.110	(2.821)	1.303	1.168
Total from investment operations	0.799	1.207	1.353	(2.623)	1.480	1.322
Less dividends and distributions from:
Net investment income	—	(0.239)	(0.236)	(0.186)	(0.309)	(0.189)
Net realized gain	—	—	(2.189)	(0.664)	—	(0.257)
Return of capital	—	—	(0.025)	—	—	—
Total dividends and distributions	—	(0.239)	(2.450)	(0.850)	(0.309)	(0.446)
Net asset value, end of period	$11.618	$10.819	$9.851	$10.948	$14.421	$13.250
Total return[3]	7.39%	12.26%	13.97%	(18.13% )	11.17%	10.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,179	$1,111	$1,010	$901	$1,120	$1,033
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.30%	0.30%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.64% [5]	2.07%	2.26%	1.62%	1.25%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.64% [5]	2.07%	2.26%	1.62%	1.24%	1.25%
Portfolio turnover	9%	19%	17%	89%	13%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-9

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.809	$9.840	$10.944	$14.413	$13.242	$12.369
Income (loss) from investment operations:
Net investment income[2]	0.070	0.182	0.205	0.155	0.127	0.111
Net realized and unrealized gain (loss)	0.708	0.986	1.106	(2.818)	1.300	1.163
Total from investment operations	0.778	1.168	1.311	(2.663)	1.427	1.274
Less dividends and distributions from:
Net investment income	—	(0.199)	(0.201)	(0.142)	(0.256)	(0.144)
Net realized gain	—	—	(2.189)	(0.664)	—	(0.257)
Return of capital	—	—	(0.025)	—	—	—
Total dividends and distributions	—	(0.199)	(2.415)	(0.806)	(0.256)	(0.401)
Net asset value, end of period	$11.587	$10.809	$9.840	$10.944	$14.413	$13.242
Total return[3]	7.20%	11.87%	13.57%	(18.42% )	10.78%	10.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,279,973	$2,321,740	$2,480,024	$2,495,434	$3,417,726	$3,462,302
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.65%	0.65%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.29% [5]	1.72%	1.91%	1.27%	0.90%	0.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29% [5]	1.72%	1.91%	1.27%	0.89%	0.90%
Portfolio turnover	9%	19%	17%	89%	13%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-10

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Global Allocation Managed Risk Funds-11

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$47,943	$95,899
Legal	7,307	14,616
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$3,422	$5,231
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP American Global Allocation Managed Risk Funds-12

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$229,993	$460,972
Distribution fees payable to LFD	316,353	645,031
Printing and mailing fees payable to Lincoln Life	131	435
Shareholder servicing fees payable to Lincoln Life	26,679	53,473
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$93,546,419	$204,853,676
Sales	181,843,720	402,634,827
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$996,767,025	$1,921,284,400
Aggregate unrealized appreciation of investments and derivatives	$156,112,687	$360,808,306
Aggregate unrealized depreciation of investments and derivatives	(16,714,185)	(2,648,830)
Net unrealized appreciation of investments and derivatives	$139,398,502	$358,159,476
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP American Global Allocation Managed Risk Funds-13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Investment Companies	$1,135,226,895	$2,277,448,615
Derivatives:
Assets:
Futures Contracts	$944,403	$2,014,067
Derivatives:
Liabilities:
Futures Contracts	$(5,771)	$(18,807)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	1,079,755	154,415	518	648
Service Class	619,633	1,384,989	957,242	2,358,309
Shares reinvested:
Standard Class	—	24,035	—	2,225
Service Class	—	2,965,453	—	3,906,466
	1,699,388	4,528,892	957,760	6,267,648
Shares redeemed:
Standard Class	(119,509)	(93,255)	(1,737)	(2,734)
Service Class	(10,492,818)	(20,351,558)	(18,987,020)	(43,496,712)
	(10,612,327)	(20,444,813)	(18,988,757)	(43,499,446)
Net decrease	(8,912,939)	(15,915,921)	(18,030,997)	(37,231,798)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP American Global Allocation Managed Risk Funds-14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$871,597	Receivables and other assets net of liabilities	$(5,771)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	72,806	Receivables and other assets net of liabilities	—
Total		$944,403		$(5,771)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(9,516,199)	$1,805,984
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(581,845)	177,448
Total		$(10,098,044)	$1,983,432
LVIP American Global Allocation Managed Risk Funds-15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,801,209	Receivables and other assets net of liabilities	$(18,807)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	212,858	Receivables and other assets net of liabilities	—
Total		$2,014,067		$(18,807)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(28,055,333)	$4,124,025
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,227,463)	510,949
Total		$(30,282,796)	$4,634,974
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2025.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$32,863,278
LVIP American Global Growth Allocation Managed Risk Fund	79,338,654
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP American Global Allocation Managed Risk Funds-16

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds-17

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP American Preservation Fund

LVIP American Preservation Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.04%
INVESTMENT COMPANY–3.04%
Fixed Income Fund–3.04%
✧American Funds®– Corporate Bond	1,881,581	$17,875,018
Total Affiliated Investment (Cost $17,532,376)		17,875,018

UNAFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Fixed Income Funds–94.06%
✧American Funds®-
Bond Fund of America	5,227,902	59,388,965
Intermediate Bond Fund of America	6,990,815	88,643,530
Mortgage Fund	6,728,423	59,479,261
Short Term Bond Fund of America	32,243,041	310,178,051
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
U.S. Government Securities Fund	2,953,097	$35,584,825
		553,274,632
Money Market Fund–2.96%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 3.99%)	17,437,780	17,437,780
		17,437,780
Total Unaffiliated Investments (Cost $581,959,739)		570,712,412

TOTAL INVESTMENTS–100.06% (Cost $599,492,115)	588,587,430
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(361,657)
NET ASSETS APPLICABLE TO 62,926,033 SHARES OUTSTANDING–100.00%	$588,225,773
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($197,503 / 21,098 Shares)	$9.361
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($588,028,270 / 62,904,935 Shares)	$9.348
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$634,934,088
Distributable earnings/(accumulated loss)	(46,708,315)
TOTAL NET ASSETS	$588,225,773

✧Class R-6 shares.

★Includes $2,132,637 payable for securities purchased, $795,015 payable for fund shares redeemed, $9,206 other accrued expenses payable,
$269,211 due to manager and affiliates, $11,544 payable for audit fee and $9,249 payable for fund accounting fee as of June 30, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-1

LVIP American Preservation Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$12,499,709
Dividends from affiliated investments	412,425
12,912,134
EXPENSES:
Distribution fees-Service Class	1,033,779
Management fees	738,708
Shareholder servicing fees	85,690
Accounting and administration expenses	43,739
Professional fees	21,713
Trustees’ fees and expenses	8,860
Reports and statements to shareholders	6,967
Custodian fees	2,669
Consulting fees	2,438
Other	6,255
1,950,818
Less:
Management fees waived	(206,838)
Total operating expenses	1,743,980
NET INVESTMENT INCOME	11,168,154
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(4,375)
Sale of unaffiliated investments	(4,714,938)
Net realized loss	(4,719,313)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	281,540
Unaffiliated investments	13,084,309
Net change in unrealized appreciation (depreciation)	13,365,849
NET REALIZED AND UNREALIZED GAIN	8,646,536
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,814,690
See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,168,154	$24,297,625
Net realized loss	(4,719,313)	(21,328,796)
Net change in unrealized appreciation (depreciation)	13,365,849	14,913,582
Net increase in net assets resulting from operations	19,814,690	17,882,411
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,132)
Service Class	—	(24,050,054)
	—	(24,062,186)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	867	36,206
Service Class	57,103,408	104,742,585
Reinvestment of dividends and distributions:
Standard Class	—	12,132
Service Class	—	24,050,054
	57,104,275	128,840,977
Cost of shares redeemed:
Standard Class	(91,119)	(67,630)
Service Class	(92,079,745)	(158,663,905)
	(92,170,864)	(158,731,535)
Decrease in net assets derived from capital share transactions	(35,066,589)	(29,890,558)
NET DECREASE IN NET ASSETS	(15,251,899)	(36,070,333)
NET ASSETS:
Beginning of period	603,477,672	639,548,005
End of period	$588,225,773	$603,477,672
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-2

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.037	$9.150	$9.107	$10.001	$10.316	$9.904
Income (loss) from investment operations:
Net investment income[2]	0.188	0.393	0.315	0.198	0.091	0.158
Net realized and unrealized gain (loss)	0.136	(0.097)	0.059	(0.863)	(0.144)	0.418
Total from investment operations	0.324	0.296	0.374	(0.665)	(0.053)	0.576
Less dividends and distributions from:
Net investment income	—	(0.409)	(0.329)	(0.204)	(0.262)	(0.164)
Net realized gain	—	—	—	(0.023)	—	—
Return of capital	—	—	(0.002)	(0.002)	—	—
Total dividends and distributions	—	(0.409)	(0.331)	(0.229)	(0.262)	(0.164)
Net asset value, end of period	$9.361	$9.037	$9.150	$9.107	$10.001	$10.316
Total return[3]	3.59%	3.25%	4.10%	(6.65% )	(0.52% )	5.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198	$279	$301	$305	$352	$672
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.24%	0.24%	0.20%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	4.13% [5]	4.24%	3.42%	2.08%	0.89%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.06% [5]	4.17%	3.35%	2.01%	0.79%	1.43%
Portfolio turnover	7%	32%	10%	45%	15%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-3

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.040	$9.152	$9.108	$10.000	$10.314	$9.906
Income (loss) from investment operations:
Net investment income[2]	0.172	0.360	0.282	0.164	0.055	0.121
Net realized and unrealized gain (loss)	0.136	(0.097)	0.059	(0.862)	(0.143)	0.417
Total from investment operations	0.308	0.263	0.341	(0.698)	(0.088)	0.538
Less dividends and distributions from:
Net investment income	—	(0.375)	(0.295)	(0.169)	(0.226)	(0.130)
Net realized gain	—	—	—	(0.023)	—	—
Return of capital	—	—	(0.002)	(0.002)	—	—
Total dividends and distributions	—	(0.375)	(0.297)	(0.194)	(0.226)	(0.130)
Net asset value, end of period	$9.348	$9.040	$9.152	$9.108	$10.000	$10.314
Total return[3]	3.41%	2.88%	3.74%	(6.97% )	(0.86% )	5.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$588,028	$603,199	$639,247	$678,238	$779,341	$802,996
Ratio of expenses to average net assets[4]	0.59%	0.59%	0.59%	0.59%	0.55%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	3.78% [5]	3.89%	3.07%	1.73%	0.54%	1.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.71% [5]	3.82%	3.00%	1.66%	0.44%	1.08%
Portfolio turnover	7%	32%	10%	45%	15%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-4

LVIP American Preservation Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") and series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP American Preservation Fund-5

LVIP American Preservation Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$25,249
Legal	3,848
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,843 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$86,666
Distribution fees payable to LFD	168,461
Printing and mailing fees payable to Lincoln Life	121
Shareholder servicing fees payable to Lincoln Life	13,963
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.04%@
Fixed Income Fund-3.04%@
✧American Funds® - Corporate Bond	$18,000,789	$1,430,974	$1,833,910	$(4,375)	$281,540	$17,875,018	1,881,581	$412,425	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧ Class R-6 shares.
LVIP American Preservation Fund-6

LVIP American Preservation Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$38,010,290
Sales	61,034,968
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$599,492,115
Aggregate unrealized appreciation of investments	$342,642
Aggregate unrealized depreciation of investments	(11,247,327)
Net unrealized depreciation of investments	$(10,904,685)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$17,875,018	$—	$—	$17,875,018
Unaffiliated Investment Companies	570,712,412	—	—	570,712,412
Total Investments	$588,587,430	$—	$—	$588,587,430
There were no Level 3 investments at the beginning or end of the period.
LVIP American Preservation Fund-7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	95	3,866
Service Class	6,202,236	11,323,352
Shares reinvested:
Standard Class	—	1,346
Service Class	—	2,667,486
	6,202,331	13,996,050
Shares redeemed:
Standard Class	(9,914)	(7,154)
Service Class	(10,022,484)	(17,114,014)
	(10,032,398)	(17,121,168)
Net decrease	(3,830,067)	(3,125,118)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund-8

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.61%
Aerospace & Defense–1.49%
†Karman Holdings, Inc.	155,878	$7,851,575
†Loar Holdings, Inc.	46,254	3,985,707
		11,837,282
Building Products–1.02%
†Trex Co., Inc.	148,000	8,048,240
		8,048,240
Capital Markets–20.96%
Carlyle Group, Inc.	157,000	8,069,800
Cohen & Steers, Inc.	171,000	12,884,850
FactSet Research Systems, Inc.	48,400	21,648,352
Houlihan Lokey, Inc.	122,404	22,026,600
Moelis & Co. Class A	93,400	5,820,688
Morningstar, Inc.	83,580	26,238,269
MSCI, Inc.	120,500	69,497,170
		166,185,729
Diversified Consumer Services–1.24%
†Bright Horizons Family Solutions, Inc.	79,497	9,825,034
		9,825,034
Diversified Telecommunication Services–1.22%
Iridium Communications, Inc.	320,000	9,654,400
		9,654,400
Health Care Equipment & Supplies–6.11%
†IDEXX Laboratories, Inc.	75,000	40,225,500
†Integer Holdings Corp.	67,100	8,251,287
		48,476,787
Hotels, Restaurants & Leisure–10.43%
Choice Hotels International, Inc.	279,000	35,399,520
Red Rock Resorts, Inc. Class A	286,000	14,880,580
Vail Resorts, Inc.	206,500	32,447,345
		82,727,445
Insurance–19.28%
Arch Capital Group Ltd.	626,500	57,042,825
Kinsale Capital Group, Inc.	114,250	55,285,575
Primerica, Inc.	148,294	40,583,619
		152,912,019
IT Services–7.88%
†Gartner, Inc.	154,670	62,520,708
		62,520,708
Life Sciences Tools & Services–4.73%
Bio-Techne Corp.	230,000	11,833,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Mettler-Toledo International, Inc.	10,400	$12,217,088
West Pharmaceutical Services, Inc.	61,500	13,456,200
		37,506,788
Machinery–0.71%
Enpro, Inc.	29,200	5,593,260
		5,593,260
Professional Services–1.46%
Exponent, Inc.	61,170	4,570,011
SS&C Technologies Holdings, Inc.	85,000	7,038,000
		11,608,011
Real Estate Management & Development–6.38%
†CoStar Group, Inc.	629,000	50,571,600
		50,571,600
Software–9.85%
†Agilysys, Inc.	43,713	5,011,258
†Clearwater Analytics Holdings, Inc. Class A	534,299	11,717,177
†Guidewire Software, Inc.	121,000	28,489,450
†Intapp, Inc.	218,803	11,294,611
†JFrog Ltd.	71,755	3,148,609
†nCino, Inc.	214,217	5,991,650
†Procore Technologies, Inc.	92,685	6,341,508
†ServiceTitan, Inc. Class A	56,973	6,106,366
		78,100,629
Specialized REITs–1.76%
Gaming & Leisure Properties, Inc.	298,157	13,917,969
		13,917,969
Textiles, Apparel & Luxury Goods–1.64%
†Figs, Inc. Class A	2,304,669	12,998,333
		12,998,333
Trading Companies & Distributors–1.45%
†SiteOne Landscape Supply, Inc.	38,707	4,681,224
†Transcat, Inc.	78,932	6,784,995
		11,466,219
Total Common Stock (Cost $173,763,018)		773,950,453

LVIP Baron Growth Opportunities Fund-1

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.49%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	19,743,974	$19,743,974
Total Money Market Fund (Cost $19,743,974)		19,743,974

TOTAL INVESTMENTS–100.10% (Cost $193,506,992)	$793,694,427
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(758,833)
NET ASSETS APPLICABLE TO 10,841,602 SHARES OUTSTANDING–100.00%	$792,935,594
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($76,400,960 / 997,637 Shares)	$76.582
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($716,534,634 / 9,843,965 Shares)	$72.789
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$69,419,292
Distributable earnings/(accumulated loss)	723,516,302
TOTAL NET ASSETS	$792,935,594

†Non-income producing.

★Includes $4,013,882 payable for fund shares redeemed, $15,611 other accrued expenses payable, $700,832 due to manager and affiliates,
$14,033 payable for audit fee and $22,752 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-2

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$4,095,085
EXPENSES:
Management fees	3,925,928
Distribution fees-Service Class	889,025
Shareholder servicing fees	113,852
Accounting and administration expenses	74,361
Professional fees	26,896
Reports and statements to shareholders	14,501
Trustees’ fees and expenses	12,111
Consulting fees	4,939
Custodian fees	4,085
Pricing fees	208
Other	11,353
5,077,259
Less:
Management fees waived	(654,073)
Total operating expenses	4,423,186
NET INVESTMENT LOSS	(328,101)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	31,801,403
Net change in unrealized appreciation (depreciation) of investments	(60,417,640)
NET REALIZED AND UNREALIZED LOSS	(28,616,237)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,944,338)
See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(328,101)	$1,534,031
Net realized gain	31,801,403	92,556,018
Net change in unrealized appreciation (depreciation)	(60,417,640)	(45,700,905)
Net increase (decrease) in net assets resulting from operations	(28,944,338)	48,389,144
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(690,581)
Service Class	—	(5,257,516)
	—	(5,948,097)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,166,377	12,451,069
Service Class	55,795,044	117,856,174
Reinvestment of dividends and distributions:
Standard Class	—	690,581
Service Class	—	5,257,516
	65,961,421	136,255,340
Cost of shares redeemed:
Standard Class	(7,595,018)	(12,840,485)
Service Class	(65,465,223)	(215,830,770)
	(73,060,241)	(228,671,255)
Decrease in net assets derived from capital share transactions	(7,098,820)	(92,415,915)
NET DECREASE IN NET ASSETS	(36,043,158)	(49,974,868)
NET ASSETS:
Beginning of period	828,978,752	878,953,620
End of period	$792,935,594	$828,978,752
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-3

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$79.237	$75.619	$64.976	$95.264	$81.827	$62.157
Income (loss) from investment operations:
Net investment income (loss)[2]	0.054	0.314	0.056	0.033	(0.255)	(0.198)
Net realized and unrealized gain (loss)	(2.709)	4.018	11.661	(24.952)	15.744	21.270
Total from investment operations	(2.655)	4.332	11.717	(24.919)	15.489	21.072
Less dividends and distributions from:
Net investment income	—	(0.371)	—	—	—	—
Net realized gain	—	(0.343)	(1.074)	(5.369)	(2.052)	(1.402)
Total dividends and distributions	—	(0.714)	(1.074)	(5.369)	(2.052)	(1.402)
Net asset value, end of period	$76.582	$79.237	$75.619	$64.976	$95.264	$81.827
Total return[3]	(3.35% )	5.71%	18.10%	(25.64% )	19.02%	34.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,401	$76,537	$72,667	$59,697	$78,495	$69,487
Ratio of expenses to average net assets	0.90%	0.89%	0.90%	0.92%	0.89%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.07%	1.07%	1.07%	1.06%	1.07%
Ratio of net investment income (loss) to average net assets	0.14%	0.41%	0.07%	0.04%	(0.28% )	(0.32% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.03% )	0.23%	(0.10% )	(0.11% )	(0.45% )	(0.46% )
Portfolio turnover	6%	5%	1%	3%	2%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-4

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$75.406	$71.993	$62.061	$91.567	$78.916	$60.140
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.038)	0.114	(0.116)	(0.141)	(0.460)	(0.347)
Net realized and unrealized gain (loss)	(2.579)	3.814	11.122	(23.996)	15.163	20.525
Total from investment operations	(2.617)	3.928	11.006	(24.137)	14.703	20.178
Less dividends and distributions from:
Net investment income	—	(0.172)	—	—	—	—
Net realized gain	—	(0.343)	(1.074)	(5.369)	(2.052)	(1.402)
Total dividends and distributions	—	(0.515)	(1.074)	(5.369)	(2.052)	(1.402)
Net asset value, end of period	$72.789	$75.406	$71.993	$62.061	$91.567	$78.916
Total return[3]	(3.47% )	5.44%	17.81%	(25.83% )	18.72%	34.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$716,535	$752,442	$806,286	$709,587	$969,345	$867,155
Ratio of expenses to average net assets	1.15%	1.14%	1.15%	1.17%	1.14%	1.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.32%	1.32%	1.32%	1.32%	1.31%	1.32%
Ratio of net investment income (loss) to average net assets	(0.11% )	0.16%	(0.18% )	(0.21% )	(0.53% )	(0.57% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.28% )	(0.02% )	(0.35% )	(0.36% )	(0.70% )	(0.71% )
Portfolio turnover	6%	5%	1%	3%	2%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-5

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Baron Growth Opportunities Fund-6

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.11% on the first $250 million of the Fund’s average daily net assets; 0.16% on the next $250 million; 0.21% on the next $200 million; 0.22% on the next $50 million; and 0.27% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$33,829
Legal	5,156
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,322 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$536,597
Distribution fees payable to LFD	145,199
Printing and mailing fees payable to Lincoln Life	397
Shareholder servicing fees payable to Lincoln Life	18,639
LVIP Baron Growth Opportunities Fund-7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$45,008,576
Sales	69,438,104
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$193,506,992
Aggregate unrealized appreciation of investments	$605,742,891
Aggregate unrealized depreciation of investments	(5,555,456)
Net unrealized appreciation of investments	$600,187,435
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Baron Growth Opportunities Fund-8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$773,950,453	$—	$—	$773,950,453
Money Market Fund	19,743,974	—	—	19,743,974
Total Investments	$793,694,427	$—	$—	$793,694,427
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	133,014	162,010
Service Class	770,142	1,603,087
Shares reinvested:
Standard Class	—	8,504
Service Class	—	68,479
	903,156	1,842,080
Shares redeemed:
Standard Class	(101,299)	(165,559)
Service Class	(904,671)	(2,892,574)
	(1,005,970)	(3,058,133)
Net decrease	(102,814)	(1,216,053)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Baron Growth Opportunities Fund-9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.43%
Aerospace & Defense–3.64%
Airbus SE	32,609	$6,821,825
†Boeing Co.	30,974	6,489,982
L3Harris Technologies, Inc.	87,268	21,890,305
Lockheed Martin Corp.	42,835	19,838,602
RTX Corp.	37,089	5,415,736
		60,456,450
Air Freight & Logistics–0.68%
United Parcel Service, Inc. Class B	112,565	11,362,311
		11,362,311
Automobile Components–0.37%
Autoliv, Inc.	10,920	1,221,948
Lear Corp.	51,686	4,909,136
		6,131,084
Automobiles–0.92%
Ford Motor Co.	599,111	6,500,354
General Motors Co.	179,267	8,821,729
		15,322,083
Banks–9.92%
1st Source Corp.	2,687	166,782
Bank of America Corp.	291,112	13,775,420
Bank OZK	16,320	768,019
Banner Corp.	5,437	348,784
Cathay General Bancorp	10,520	478,976
Central Pacific Financial Corp.	4,242	118,903
Citigroup, Inc.	503,116	42,825,234
City Holding Co.	2,404	294,298
Columbia Banking System, Inc.	32,895	769,085
Comerica, Inc.	20,284	1,209,941
CVB Financial Corp.	20,159	398,947
East West Bancorp, Inc.	21,287	2,149,561
Fifth Third Bancorp	102,573	4,218,827
First Citizens BancShares, Inc. Class A	17,829	34,881,904
First Commonwealth Financial Corp.	16,597	269,369
First Financial Corp.	1,713	92,827
German American Bancorp, Inc.	6,342	244,230
International Bancshares Corp.	8,275	550,784
JPMorgan Chase & Co.	53,468	15,500,908
Lakeland Financial Corp.	4,172	256,369
Northwest Bancshares, Inc.	20,839	266,322
OFG Bancorp	7,439	318,389
Regions Financial Corp.	138,113	3,248,418
S&T Bancorp, Inc.	6,258	236,678
Wells Fargo & Co.	514,968	41,259,236
		164,648,211
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–2.18%
Coca-Cola Co.	205,671	$14,551,223
Keurig Dr. Pepper, Inc.	208,848	6,904,515
PepsiCo, Inc.	111,492	14,721,404
		36,177,142
Biotechnology–1.74%
AbbVie, Inc.	78,394	14,551,494
Amgen, Inc.	51,167	14,286,338
		28,837,832
Broadline Retail–1.85%
†Amazon.com, Inc.	139,647	30,637,155
		30,637,155
Building Products–0.59%
Allegion PLC	22,761	3,280,315
Johnson Controls International PLC	61,616	6,507,882
		9,788,197
Capital Markets–2.93%
Artisan Partners Asset Management, Inc. Class A	11,461	508,066
Carlyle Group, Inc.	249,497	12,824,146
Charles Schwab Corp.	91,501	8,348,551
Cohen & Steers, Inc.	4,438	334,403
Federated Hermes, Inc.	11,933	528,871
Intercontinental Exchange, Inc.	116,825	21,433,883
Janus Henderson Group PLC	20,002	776,878
Moelis & Co. Class A	7,242	451,321
T. Rowe Price Group, Inc.	34,062	3,286,983
Virtus Investment Partners, Inc.	1,103	200,084
		48,693,186
Chemicals–2.10%
Air Products & Chemicals, Inc.	34,294	9,672,966
CF Industries Holdings, Inc.	24,837	2,285,004
FMC Corp.	19,161	799,972
Huntsman Corp.	25,328	263,918
International Flavors & Fragrances, Inc.	97,602	7,178,627
LyondellBasell Industries NV Class A	39,389	2,279,047
PPG Industries, Inc.	108,580	12,350,975
		34,830,509
Commercial Services & Supplies–0.60%
Ennis, Inc.	3,785	68,660
Rentokil Initial PLC	2,050,393	9,892,667
		9,961,327
LVIP BlackRock Dividend Value Managed Volatility Fund-1

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.89%
Cisco Systems, Inc.	452,367	$31,385,222
		31,385,222
Consumer Finance–0.31%
Capital One Financial Corp.	23,889	5,082,624
		5,082,624
Consumer Staples Distribution & Retail–1.69%
Dollar General Corp.	185,287	21,193,127
Target Corp.	69,720	6,877,878
		28,071,005
Containers & Packaging–1.36%
Amcor PLC	350,710	3,223,025
Crown Holdings, Inc.	55,802	5,746,490
Packaging Corp. of America	13,765	2,594,014
Sealed Air Corp.	356,617	11,065,826
		22,629,355
Diversified Telecommunication Services–1.59%
Verizon Communications, Inc.	608,644	26,336,026
		26,336,026
Electric Utilities–2.14%
American Electric Power Co., Inc.	57,678	5,984,669
Edison International	79,507	4,102,561
Evergy, Inc.	88,390	6,092,723
Exelon Corp.	273,677	11,883,056
PG&E Corp.	532,229	7,419,272
		35,482,281
Electronic Equipment, Instruments & Components–0.11%
†Ralliant Corp.	36,609	1,775,187
		1,775,187
Energy Equipment & Services–0.59%
Halliburton Co.	131,710	2,684,250
Schlumberger NV	208,648	7,052,302
		9,736,552
Entertainment–1.41%
Electronic Arts, Inc.	98,306	15,699,468
Walt Disney Co.	61,522	7,629,343
		23,328,811
Financial Services–1.71%
Fidelity National Information Services, Inc.	249,682	20,326,612
Radian Group, Inc.	20,596	741,868
Visa, Inc. Class A	19,424	6,896,491
Western Union Co.	50,224	422,886
		28,387,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–2.16%
Archer-Daniels-Midland Co.	73,791	$3,894,689
Flowers Foods, Inc.	29,543	472,097
General Mills, Inc.	84,001	4,352,092
Hershey Co.	22,718	3,770,052
Kraft Heinz Co.	613,310	15,835,664
Lamb Weston Holdings, Inc.	145,183	7,527,739
		35,852,333
Ground Transportation–0.40%
CSX Corp.	201,220	6,565,809
		6,565,809
Health Care Equipment & Supplies–3.93%
Baxter International, Inc.	785,861	23,795,871
Becton Dickinson & Co.	102,881	17,721,252
Medtronic PLC	272,194	23,727,151
		65,244,274
Health Care Providers & Services–5.03%
Cardinal Health, Inc.	149,815	25,168,920
Cigna Group	18,962	6,268,458
CVS Health Corp.	434,743	29,988,572
Elevance Health, Inc.	29,625	11,522,940
Labcorp Holdings, Inc.	40,203	10,553,690
		83,502,580
Health Care REITs–0.23%
Healthcare Realty Trust, Inc.	245,941	3,900,624
		3,900,624
Hotels, Restaurants & Leisure–0.31%
Darden Restaurants, Inc.	17,973	3,917,575
Vail Resorts, Inc.	5,710	897,212
Wendy's Co.	24,727	282,382
		5,097,169
Household Durables–0.45%
Ethan Allen Interiors, Inc.	3,218	89,621
Sony Group Corp.	247,900	6,445,476
Whirlpool Corp.	8,530	865,113
		7,400,210
Household Products–0.39%
Kimberly-Clark Corp.	50,877	6,559,063
		6,559,063
Independent Power and Renewable Electricity Producers–0.01%
Clearway Energy, Inc. Class A	5,346	161,770
		161,770
Industrial Conglomerates–0.55%
Honeywell International, Inc.	39,150	9,117,252
		9,117,252
LVIP BlackRock Dividend Value Managed Volatility Fund-2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.43%
Rexford Industrial Realty, Inc.	64,588	$2,297,395
STAG Industrial, Inc.	135,536	4,917,246
		7,214,641
Insurance–3.40%
American Financial Group, Inc.	10,994	1,387,553
American International Group, Inc.	132,505	11,341,103
AMERISAFE, Inc.	2,944	128,741
Cincinnati Financial Corp.	24,065	3,583,760
CNA Financial Corp.	2,907	135,263
Fidelity National Financial, Inc.	262,133	14,695,176
Unum Group	24,721	1,996,468
Willis Towers Watson PLC	75,645	23,185,192
		56,453,256
Interactive Media & Services–1.50%
Alphabet, Inc. Class C	104,530	18,542,577
Meta Platforms, Inc. Class A	8,610	6,354,955
		24,897,532
IT Services–0.65%
Cognizant Technology Solutions Corp. Class A	137,356	10,717,889
		10,717,889
Leisure Products–0.79%
Hasbro, Inc.	177,225	13,082,749
		13,082,749
Machinery–1.28%
CNH Industrial NV	449,986	5,831,818
Fortive Corp.	109,828	5,725,334
Snap-on, Inc.	8,034	2,500,020
Westinghouse Air Brake Technologies Corp.	34,439	7,209,805
		21,266,977
Media–1.86%
Comcast Corp. Class A	566,356	20,213,246
Interpublic Group of Cos., Inc.	57,002	1,395,409
Nexstar Media Group, Inc.	4,341	750,776
WPP PLC	1,197,509	8,431,644
		30,791,075
Metals & Mining–0.43%
Teck Resources Ltd. Class B	176,770	7,137,973
		7,137,973
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–1.28%
Dominion Energy, Inc.	174,087	$9,839,397
Sempra	151,466	11,476,579
		21,315,976
Oil, Gas & Consumable Fuels–7.48%
APA Corp.	55,461	1,014,382
BP PLC	4,559,263	22,715,577
Chevron Corp.	106,850	15,299,851
ConocoPhillips	170,909	15,337,374
Coterra Energy, Inc.	116,914	2,967,277
Enterprise Products Partners LP	309,693	9,603,580
EOG Resources, Inc.	83,682	10,009,204
Hess Corp.	73,300	10,154,982
HF Sinclair Corp.	24,867	1,021,536
Murphy Oil Corp.	20,581	463,072
ONEOK, Inc.	95,960	7,833,215
Ovintiv, Inc.	39,816	1,514,999
Shell PLC	564,008	19,677,967
Valero Energy Corp.	48,034	6,456,730
		124,069,746
Personal Care Products–0.02%
Interparfums, Inc.	2,752	361,365
		361,365
Pharmaceuticals–3.70%
AstraZeneca PLC	55,065	7,663,348
Bristol-Myers Squibb Co.	369,666	17,111,839
Eli Lilly & Co.	7,315	5,702,262
Merck & Co., Inc.	225,198	17,826,674
Pfizer, Inc.	124,570	3,019,577
Sanofi SA	103,672	10,036,876
		61,360,576
Professional Services–3.13%
Insperity, Inc.	5,457	328,075
Kforce, Inc.	2,589	106,486
Leidos Holdings, Inc.	66,226	10,447,814
Paychex, Inc.	49,294	7,170,305
Robert Half, Inc.	15,708	644,813
SS&C Technologies Holdings, Inc.	401,688	33,259,766
		51,957,259
Residential REITs–0.47%
AvalonBay Communities, Inc.	38,680	7,871,380
		7,871,380
Semiconductors & Semiconductor Equipment–2.83%
Amkor Technology, Inc.	139,676	2,931,799
Intel Corp.	168,376	3,771,622
NVIDIA Corp.	33,896	5,355,229
Skyworks Solutions, Inc.	23,080	1,719,922
STMicroelectronics NV	268,670	8,237,958
LVIP BlackRock Dividend Value Managed Volatility Fund-3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	39,345	$8,911,249
Texas Instruments, Inc.	77,035	15,994,007
		46,921,786
Software–1.98%
Microsoft Corp.	53,460	26,591,539
Salesforce, Inc.	22,780	6,211,878
		32,803,417
Specialized REITs–0.82%
Crown Castle, Inc.	131,929	13,553,066
		13,553,066
Specialty Retail–1.03%
Best Buy Co., Inc.	29,558	1,984,228
Buckle, Inc.	4,657	211,195
Home Depot, Inc.	39,450	14,463,948
Signet Jewelers Ltd.	6,587	523,996
		17,183,367
Technology Hardware, Storage & Peripherals–3.15%
Hewlett Packard Enterprise Co.	506,380	10,355,471
HP, Inc.	590,356	14,440,108
Samsung Electronics Co. Ltd. GDR	18,012	19,895,783
Western Digital Corp.	118,966	7,612,634
		52,303,996
Textiles, Apparel & Luxury Goods–0.02%
Carter's, Inc.	5,750	173,248
Oxford Industries, Inc.	2,289	92,132
		265,380
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–1.62%
Altria Group, Inc.	247,506	$14,511,277
British American Tobacco PLC ADR	263,160	12,455,363
		26,966,640
Trading Companies & Distributors–0.78%
Fastenal Co.	176,002	7,392,084
MSC Industrial Direct Co., Inc. Class A	6,945	590,464
Watsco, Inc.	5,380	2,375,915
WESCO International, Inc.	13,955	2,584,466
		12,942,929
Total Common Stock (Cost $1,252,174,501)		1,533,900,466
PREFERRED STOCK–0.60%
Henkel AG & Co. KGaA 3.06%	126,515	9,942,003
Total Preferred Stock (Cost $10,462,841)		9,942,003

MONEY MARKET FUND–6.41%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	106,307,058	106,307,058
Total Money Market Fund (Cost $106,307,058)		106,307,058

TOTAL INVESTMENTS–99.44% (Cost $1,368,944,400)	1,650,149,527
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	9,262,286
NET ASSETS APPLICABLE TO 78,007,674 SHARES OUTSTANDING–100.00%	$1,659,411,813
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($289,952,098 / 13,567,250 Shares)	$21.371
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,369,459,715 / 64,440,424 Shares)	$21.252
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,268,281,269
Distributable earnings/(accumulated loss)	391,130,544
TOTAL NET ASSETS	$1,659,411,813

†Non-income producing.
LVIP BlackRock Dividend Value Managed Volatility Fund-4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)

★Includes $4,853,482 cash collateral held at broker for futures contracts, $257,540 variation margin due from broker on futures contracts,
$1,178,844 payable for securities purchased, $1,406,517 payable for fund shares redeemed, $64,554 other accrued expenses payable,
$1,080,081 due to manager and affiliates, $16,187 payable for audit fee and $50,697 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
21	CME British Pound Currency Futures	$1,801,406	$1,775,866	9/15/25	$25,540	$—
21	CME Euro Foreign Exchange Currency Futures	3,106,950	3,031,117	9/15/25	75,833	—
24	CME Japanese Yen Currency Futures	2,098,350	2,093,223	9/15/25	5,127	—
					106,500	—
Equity Contracts:
3	CME E-mini Consumer Staples Select Sector Futures	247,050	246,381	9/19/25	669	—
16	CME E-mini Russell 1000 Value Index Futures	1,539,920	1,511,352	9/19/25	28,568	—
7	CME E-mini Russell 2000 Index Futures	767,095	755,099	9/19/25	11,996	—
142	CME E-mini S&P 500 Index Futures	44,401,625	43,183,196	9/19/25	1,218,429	—
31	CME E-mini S&P MidCap 400 Index Futures	9,689,050	9,544,283	9/19/25	144,767	—
48	Eurex EURO STOXX 50 Futures	3,011,973	3,025,895	9/19/25	—	(13,922)
15	FTSE 100 Index Futures	1,809,736	1,824,944	9/19/25	—	(15,208)
3	ICE U.S. MSCI Emerging Markets Index Futures	185,025	182,287	9/19/25	2,738	—
8	OSE Nikkei 225 Index Futures	2,250,477	2,134,394	9/11/25	116,083	—
					1,523,250	(29,130)
Total Futures Contracts					$1,629,750	$(29,130)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
ICE–Intercontinental Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$25,366,625
Foreign taxes withheld	(234,008)
25,132,617
EXPENSES:
Management fees	5,943,807
Distribution fees-Service Class	1,717,244
Shareholder servicing fees	241,108
Accounting and administration expenses	157,208
Index fees	65,402
Custodian fees	39,096
Professional fees	38,929
Trustees’ fees and expenses	25,394
Reports and statements to shareholders	23,355
Consulting fees	10,011
Pricing fees	3,810
Other	23,650
8,289,014
Less:
Management fees waived	(1,200,077)
Total operating expenses	7,088,937
NET INVESTMENT INCOME	18,043,680
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	130,052,143
Foreign currencies	43,243
Futures contracts	(76,265,595)
Net realized gain	53,829,791
Net change in unrealized appreciation (depreciation) of:
Investments	(34,425,301)
Foreign currencies	105,248
Futures contracts	5,078,496
Net change in unrealized appreciation (depreciation)	(29,241,557)
NET REALIZED AND UNREALIZED GAIN	24,588,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,631,914
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,043,680	$39,963,710
Net realized gain	53,829,791	104,707,765
Net change in unrealized appreciation (depreciation)	(29,241,557)	48,543,942
Net increase in net assets resulting from operations	42,631,914	193,215,417
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(24,488,036)
Service Class	—	(115,891,260)
	—	(140,379,296)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	19,113,311	29,025,925
Service Class	21,411,209	37,932,263
Reinvestment of dividends and distributions:
Standard Class	—	24,488,036
Service Class	—	115,891,260
	40,524,520	207,337,484
Cost of shares redeemed:
Standard Class	(31,208,440)	(58,298,362)
Service Class	(108,871,563)	(258,437,660)
	(140,080,003)	(316,736,022)
Decrease in net assets derived from capital share transactions	(99,555,483)	(109,398,538)
NET DECREASE IN NET ASSETS	(56,923,569)	(56,562,417)
NET ASSETS:
Beginning of period	1,716,335,382	1,772,897,799
End of period	$1,659,411,813	$1,716,335,382
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-6

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$20.821	$20.303	$20.596	$24.007	$20.691	$20.923
Income (loss) from investment operations:
Net investment income[3]	0.248	0.531	0.521	0.461	0.407	0.425
Net realized and unrealized gain (loss)	0.302	1.807	1.317	(1.130)	4.367	(0.203)
Total from investment operations	0.550	2.338	1.838	(0.669)	4.774	0.222
Less dividends and distributions from:
Net investment income	—	(0.609)	(0.538)	(0.501)	(0.510)	(0.409)
Net realized gain	—	(1.211)	(1.593)	(2.241)	(0.948)	(0.045)
Total dividends and distributions	—	(1.820)	(2.131)	(2.742)	(1.458)	(0.454)
Net asset value, end of period	$21.371	$20.821	$20.303	$20.596	$24.007	$20.691
Total return[4]	2.64%	11.50%	9.39%	(2.28% )	23.07%	1.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$289,952	$294,432	$291,082	$286,139	$320,848	$288,674
Ratio of expenses to average net assets	0.65%	0.64%	0.65%	0.64%	0.64%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.79%	0.79%	0.78%	0.80%
Ratio of net investment income to average net assets	2.37%	2.45%	2.52%	2.02%	1.70%	2.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.23%	2.30%	2.38%	1.87%	1.56%	2.12%
Portfolio turnover	47%	41%	35%	40%	37%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-7

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$20.730	$20.220	$20.524	$23.935	$20.634	$20.871
Income (loss) from investment operations:
Net investment income[3]	0.221	0.474	0.467	0.402	0.345	0.376
Net realized and unrealized gain (loss)	0.301	1.799	1.309	(1.126)	4.352	(0.206)
Total from investment operations	0.522	2.273	1.776	(0.724)	4.697	0.170
Less dividends and distributions from:
Net investment income	—	(0.552)	(0.487)	(0.446)	(0.448)	(0.362)
Net realized gain	—	(1.211)	(1.593)	(2.241)	(0.948)	(0.045)
Total dividends and distributions	—	(1.763)	(2.080)	(2.687)	(1.396)	(0.407)
Net asset value, end of period	$21.252	$20.730	$20.220	$20.524	$23.935	$20.634
Total return[4]	2.52%	11.22%	9.12%	(2.53% )	22.76%	0.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,369,460	$1,421,903	$1,481,816	$1,452,868	$1,641,353	$1,524,745
Ratio of expenses to average net assets	0.90%	0.89%	0.90%	0.89%	0.89%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.04%	1.04%	1.03%	1.05%
Ratio of net investment income to average net assets	2.12%	2.20%	2.27%	1.77%	1.45%	2.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.98%	2.05%	2.13%	1.62%	1.31%	1.87%
Portfolio turnover	47%	41%	35%	40%	37%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-8

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP BlackRock Dividend Value Managed Volatility Fund-9

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP BlackRock Dividend Value Managed Volatility Fund is $341,848 and $342,076 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.125% on the first $750 million of the Fund’s average daily net assets and 0.16% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$71,545
Legal	10,904
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Dividend Value Managed Volatility Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,365 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$764,366
Distribution fees payable to LFD	275,673
Printing and mailing fees payable to Lincoln Life	1,255
Shareholder servicing fees payable to Lincoln Life	38,787
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$740,790,509
Sales	886,107,277
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,368,944,400
Aggregate unrealized appreciation of investments and derivatives	$336,005,596
Aggregate unrealized depreciation of investments and derivatives	(53,199,849)
Net unrealized appreciation of investments and derivatives	$282,805,747
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP BlackRock Dividend Value Managed Volatility Fund-11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$53,634,625	$6,821,825	$—	$60,456,450
Air Freight & Logistics	11,362,311	—	—	11,362,311
Automobile Components	6,131,084	—	—	6,131,084
Automobiles	15,322,083	—	—	15,322,083
Banks	164,648,211	—	—	164,648,211
Beverages	36,177,142	—	—	36,177,142
Biotechnology	28,837,832	—	—	28,837,832
Broadline Retail	30,637,155	—	—	30,637,155
Building Products	9,788,197	—	—	9,788,197
Capital Markets	48,693,186	—	—	48,693,186
Chemicals	34,830,509	—	—	34,830,509
Commercial Services & Supplies	68,660	9,892,667	—	9,961,327
Communications Equipment	31,385,222	—	—	31,385,222
Consumer Finance	5,082,624	—	—	5,082,624
Consumer Staples Distribution & Retail	28,071,005	—	—	28,071,005
Containers & Packaging	22,629,355	—	—	22,629,355
Diversified Telecommunication Services	26,336,026	—	—	26,336,026
Electric Utilities	35,482,281	—	—	35,482,281
Electronic Equipment, Instruments & Components	1,775,187	—	—	1,775,187
Energy Equipment & Services	9,736,552	—	—	9,736,552
Entertainment	23,328,811	—	—	23,328,811
Financial Services	28,387,857	—	—	28,387,857
Food Products	35,852,333	—	—	35,852,333
Ground Transportation	6,565,809	—	—	6,565,809
Health Care Equipment & Supplies	65,244,274	—	—	65,244,274
Health Care Providers & Services	83,502,580	—	—	83,502,580
Health Care REITs	3,900,624	—	—	3,900,624
Hotels, Restaurants & Leisure	5,097,169	—	—	5,097,169
Household Durables	954,734	6,445,476	—	7,400,210
Household Products	6,559,063	—	—	6,559,063
Independent Power and Renewable Electricity Producers	161,770	—	—	161,770
Industrial Conglomerates	9,117,252	—	—	9,117,252
Industrial REITs	7,214,641	—	—	7,214,641
Insurance	56,453,256	—	—	56,453,256
Interactive Media & Services	24,897,532	—	—	24,897,532
IT Services	10,717,889	—	—	10,717,889
Leisure Products	13,082,749	—	—	13,082,749
Machinery	21,266,977	—	—	21,266,977
Media	22,359,431	8,431,644	—	30,791,075
Metals & Mining	7,137,973	—	—	7,137,973
Multi-Utilities	21,315,976	—	—	21,315,976
Oil, Gas & Consumable Fuels	81,676,202	42,393,544	—	124,069,746
Personal Care Products	361,365	—	—	361,365
Pharmaceuticals	43,660,352	17,700,224	—	61,360,576
Professional Services	51,957,259	—	—	51,957,259
Residential REITs	7,871,380	—	—	7,871,380
Semiconductors & Semiconductor Equipment	38,683,828	8,237,958	—	46,921,786
Software	32,803,417	—	—	32,803,417
Specialized REITs	13,553,066	—	—	13,553,066
Specialty Retail	17,183,367	—	—	17,183,367
LVIP BlackRock Dividend Value Managed Volatility Fund-12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$32,408,213	$19,895,783	$—	$52,303,996
Textiles, Apparel & Luxury Goods	265,380	—	—	265,380
Tobacco	26,966,640	—	—	26,966,640
Trading Companies & Distributors	12,942,929	—	—	12,942,929
Preferred Stock	—	9,942,003	—	9,942,003
Money Market Fund	106,307,058	—	—	106,307,058
Total Investments	$1,520,388,403	$129,761,124	$—	$1,650,149,527
Derivatives:

Assets:
Futures Contracts	$1,629,750	$—	$—	$1,629,750
Liabilities:
Futures Contracts	$(29,130)	$—	$—	$(29,130)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	897,391	1,326,537
Service Class	1,022,887	1,755,993
Shares reinvested:
Standard Class	—	1,149,444
Service Class	—	5,461,140
	1,920,278	9,693,114
Shares redeemed:
Standard Class	(1,471,356)	(2,671,633)
Service Class	(5,174,955)	(11,910,183)
	(6,646,311)	(14,581,816)
Net decrease	(4,726,033)	(4,888,702)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
LVIP BlackRock Dividend Value Managed Volatility Fund-13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,523,250	Receivables and other assets net of liabilities	$(29,130)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	106,500	Receivables and other assets net of liabilities	—
Total		$1,629,750		$(29,130)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(74,967,651)	$4,730,584
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,297,944)	347,912
Total		$(76,265,595)	$5,078,496
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$66,658,401	$66,909,229
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
LVIP BlackRock Dividend Value Managed Volatility Fund-14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-15

LVIP BlackRock Equity Dividend Fund
(formerly, LVIP Macquarie Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP BlackRock Equity Dividend Fund

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.88%
Aerospace & Defense–3.79%
Airbus SE	32,686	$6,837,933
†Boeing Co.	30,685	6,429,428
L3Harris Technologies, Inc.	86,442	21,683,111
Lockheed Martin Corp.	12,270	5,682,728
RTX Corp.	36,746	5,365,651
		45,998,851
Automobile Components–0.40%
Lear Corp.	51,279	4,870,479
		4,870,479
Automobiles–0.72%
General Motors Co.	177,612	8,740,287
		8,740,287
Banks–12.11%
Bank of America Corp.	288,815	13,666,726
Citigroup, Inc.	496,361	42,250,248
First Citizens BancShares, Inc. Class A	17,710	34,649,084
JPMorgan Chase & Co.	52,967	15,355,663
Wells Fargo & Co.	510,093	40,868,651
		146,790,372
Beverages–0.56%
Keurig Dr. Pepper, Inc.	206,873	6,839,221
		6,839,221
Broadline Retail–2.50%
†Amazon.com, Inc.	138,322	30,346,464
		30,346,464
Building Products–0.80%
Allegion PLC	22,681	3,268,786
Johnson Controls International PLC	61,032	6,446,200
		9,714,986
Capital Markets–3.48%
Carlyle Group, Inc.	246,908	12,691,071
Charles Schwab Corp.	90,928	8,296,271
Intercontinental Exchange, Inc.	115,714	21,230,048
		42,217,390
Chemicals–2.69%
Air Products & Chemicals, Inc.	33,725	9,512,473
†Axalta Coating Systems Ltd.	122,831	3,646,852
International Flavors & Fragrances, Inc.	96,670	7,110,079
PPG Industries, Inc.	108,204	12,308,205
		32,577,609
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.81%
Rentokil Initial PLC	2,027,130	$9,780,428
		9,780,428
Communications Equipment–1.28%
Cisco Systems, Inc.	223,524	15,508,095
		15,508,095
Consumer Finance–0.42%
Capital One Financial Corp.	23,666	5,035,178
		5,035,178
Consumer Staples Distribution & Retail–1.74%
Dollar General Corp.	184,783	21,135,480
		21,135,480
Containers & Packaging–1.06%
Crown Holdings, Inc.	55,764	5,742,577
Sealed Air Corp.	227,579	7,061,776
		12,804,353
Diversified Telecommunication Services–0.95%
Verizon Communications, Inc.	266,583	11,535,046
		11,535,046
Electric Utilities–2.90%
American Electric Power Co., Inc.	57,370	5,952,711
Edison International	79,148	4,084,037
Evergy, Inc.	87,550	6,034,821
Exelon Corp.	271,080	11,770,294
PG&E Corp.	527,869	7,358,494
		35,200,357
Electronic Equipment, Instruments & Components–0.15%
†Ralliant Corp.	36,483	1,769,061
		1,769,061
Entertainment–1.92%
Electronic Arts, Inc.	98,037	15,656,509
Walt Disney Co.	60,938	7,556,921
		23,213,430
Financial Services–2.21%
Fidelity National Information Services, Inc.	249,065	20,276,382
Visa, Inc. Class A	18,201	6,462,265
		26,738,647
Food Products–1.91%
Kraft Heinz Co.	608,471	15,710,721
Lamb Weston Holdings, Inc.	144,454	7,489,940
		23,200,661
LVIP BlackRock Equity Dividend Fund-1

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.54%
CSX Corp.	199,807	$6,519,702
		6,519,702
Health Care Equipment & Supplies–5.33%
Baxter International, Inc.	777,442	23,540,944
Becton Dickinson & Co.	101,905	17,553,136
Medtronic PLC	269,608	23,501,729
		64,595,809
Health Care Providers & Services–6.83%
Cardinal Health, Inc.	148,398	24,930,864
Cigna Group	18,896	6,246,640
CVS Health Corp.	430,624	29,704,443
Elevance Health, Inc.	29,344	11,413,642
Labcorp Holdings, Inc.	39,884	10,469,949
		82,765,538
Health Care REITs–0.32%
Healthcare Realty Trust, Inc.	246,104	3,903,209
		3,903,209
Household Durables–0.53%
Sony Group Corp.	245,500	6,383,075
		6,383,075
Industrial Conglomerates–0.75%
Honeywell International, Inc.	38,825	9,041,566
		9,041,566
Industrial REITs–0.59%
Rexford Industrial Realty, Inc.	63,975	2,275,591
STAG Industrial, Inc.	135,622	4,920,366
		7,195,957
Insurance–3.77%
American International Group, Inc.	131,177	11,227,439
Fidelity National Financial, Inc.	218,233	12,234,142
Willis Towers Watson PLC	72,638	22,263,547
		45,725,128
Interactive Media & Services–2.03%
Alphabet, Inc. Class C	103,540	18,366,960
Meta Platforms, Inc. Class A	8,530	6,295,908
		24,662,868
IT Services–0.88%
Cognizant Technology Solutions Corp. Class A	136,053	10,616,216
		10,616,216
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–1.07%
Hasbro, Inc.	175,546	$12,958,806
		12,958,806
Machinery–1.54%
CNH Industrial NV	445,724	5,776,583
Fortive Corp.	109,449	5,705,576
Westinghouse Air Brake Technologies Corp.	34,110	7,140,929
		18,623,088
Media–2.35%
Comcast Corp. Class A	562,206	20,065,132
WPP PLC	1,189,959	8,378,485
		28,443,617
Metals & Mining–0.59%
Teck Resources Ltd. Class B	176,634	7,132,481
		7,132,481
Multi-Utilities–1.74%
Dominion Energy, Inc.	171,388	9,686,850
Sempra	150,035	11,368,152
		21,055,002
Oil, Gas & Consumable Fuels–5.08%
BP PLC	4,516,726	22,503,645
Enterprise Products Partners LP	306,260	9,497,123
Hess Corp.	72,624	10,061,329
Shell PLC	560,708	19,562,831
		61,624,928
Pharmaceuticals–2.64%
AstraZeneca PLC	54,210	7,544,359
Bristol-Myers Squibb Co.	62,820	2,907,938
Eli Lilly & Co.	7,324	5,709,278
Merck & Co., Inc.	37,150	2,940,794
Pfizer, Inc.	123,390	2,990,973
Sanofi SA	102,719	9,944,612
		32,037,954
Professional Services–3.57%
Leidos Holdings, Inc.	65,665	10,359,310
SS&C Technologies Holdings, Inc.	397,625	32,923,350
		43,282,660
Residential REITs–0.64%
AvalonBay Communities, Inc.	38,350	7,804,225
		7,804,225
Semiconductors & Semiconductor Equipment–2.38%
Amkor Technology, Inc.	138,499	2,907,094
Intel Corp.	166,187	3,722,589
NVIDIA Corp.	33,696	5,323,631
LVIP BlackRock Equity Dividend Fund-2

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
STMicroelectronics NV	266,167	$8,161,211
Taiwan Semiconductor Manufacturing Co. Ltd.	240,000	8,776,643
		28,891,168
Software–2.68%
Microsoft Corp.	52,957	26,341,341
Salesforce, Inc.	22,560	6,151,887
		32,493,228
Specialized REITs–1.11%
Crown Castle, Inc.	131,061	13,463,897
		13,463,897
Technology Hardware, Storage & Peripherals–4.29%
Hewlett Packard Enterprise Co.	503,837	10,303,467
HP, Inc.	588,747	14,400,751
Samsung Electronics Co. Ltd.	445,912	19,718,944
Western Digital Corp.	119,128	7,623,001
		52,046,163
Tobacco–1.02%
British American Tobacco PLC ADR	262,257	12,412,624
		12,412,624
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.21%
WESCO International, Inc.	13,845	$2,564,094
		2,564,094
Total Common Stock (Cost $1,071,364,668)		1,150,259,398
PREFERRED STOCK–0.81%
Henkel AG & Co. KGaA 3.06%	125,310	9,847,310
Total Preferred Stock (Cost $9,811,017)		9,847,310

MONEY MARKET FUND–4.20%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	50,866,214	50,866,214
Total Money Market Fund (Cost $50,866,214)		50,866,214

TOTAL INVESTMENTS–99.89% (Cost $1,132,041,899)	1,210,972,922
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	1,313,753
NET ASSETS APPLICABLE TO 46,132,996 SHARES OUTSTANDING–100.00%	$1,212,286,675
NET ASSET VALUE PER SHARE–LVIP BLACKROCK EQUITY DIVIDEND FUND STANDARD CLASS ($943,045,333 / 35,870,793 Shares)	$26.290
NET ASSET VALUE PER SHARE–LVIP BLACKROCK EQUITY DIVIDEND FUND SERVICE CLASS ($269,241,342 / 10,262,203 Shares)	$26.236
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$914,672,878
Distributable earnings/(accumulated loss)	297,613,797
TOTAL NET ASSETS	$1,212,286,675

†Non-income producing.

★Includes $1,172,892 payable for securities purchased, $601,601 payable for fund shares redeemed, $16,965 other accrued expenses payable,
$670,166 due to manager and affiliates, $15,960 payable for audit fee and $32,978 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-3

LVIP BlackRock Equity Dividend Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$14,460,546
Foreign taxes withheld	(123,257)
14,337,289
EXPENSES:
Management fees	3,612,029
Distribution fees-Service Class	393,190
Shareholder servicing fees	170,842
Accounting and administration expenses	107,954
Professional fees	33,204
Trustees’ fees and expenses	18,271
Reports and statements to shareholders	17,187
Consulting fees	5,710
Custodian fees	3,741
Pricing fees	225
Other	20,849
4,383,202
Less:
Management fees waived	(38,972)
Total operating expenses	4,344,230
NET INVESTMENT INCOME	9,993,059
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	105,308,941
Foreign currencies	(153,603)
Net realized gain	105,155,338
Net change in unrealized appreciation (depreciation) of:
Investments	(83,944,749)
Foreign currencies	6,995
Net change in unrealized appreciation (depreciation)	(83,937,754)
NET REALIZED AND UNREALIZED GAIN	21,217,584
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,210,643
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,993,059	$22,959,864
Net realized gain	105,155,338	105,817,602
Net change in unrealized appreciation (depreciation)	(83,937,754)	(30,899,342)
Net increase in net assets resulting from operations	31,210,643	97,878,124
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(57,462,344)
Service Class	—	(15,048,891)
	—	(72,511,235)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	52,622,463	72,011,856
Service Class	11,068,902	18,097,425
Reinvestment of dividends and distributions:
Standard Class	—	57,462,344
Service Class	—	15,048,891
	63,691,365	162,620,516
Cost of shares redeemed:
Standard Class	(92,214,614)	(233,709,778)
Service Class	(20,570,748)	(63,713,665)
	(112,785,362)	(297,423,443)
Decrease in net assets derived from capital share transactions	(49,093,997)	(134,802,927)
NET DECREASE IN NET ASSETS	(17,883,354)	(109,436,038)
NET ASSETS:
Beginning of period	1,230,170,029	1,339,606,067
End of period	$1,212,286,675	$1,230,170,029
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-4

LVIP BlackRock Equity Dividend Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Equity Dividend Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$25.560	$25.237	$25.984	$29.690	$28.810	$31.090
Income (loss) from investment operations:
Net investment income[3]	0.221	0.472	0.477	0.457	0.454	0.550
Net realized and unrealized gain (loss)	0.509	1.369	0.367	(1.613)	5.619	(0.920)
Total from investment operations	0.730	1.841	0.844	(1.156)	6.073	(0.370)
Less dividends and distributions from:
Net investment income	—	(0.512)	(0.432)	(0.488)	(1.059)	(0.580)
Net realized gain	—	(1.006)	(1.159)	(2.062)	(4.131)	(1.330)
Return of capital	—	—	—	—	(0.003)	—
Total dividends and distributions	—	(1.518)	(1.591)	(2.550)	(5.193)	(1.910)
Net asset value, end of period	$26.290	$25.560	$25.237	$25.984	$29.690	$28.810
Total return[4]	2.86%	7.18%	3.49%	(3.27% )	22.42%	0.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$943,045	$958,299	$1,042,285	$397,629	$463,942	$419,362
Ratio of expenses to average net assets	0.67%	0.67%	0.68% [5]	0.69%	0.69%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.68%	0.67%	0.67%	0.70%	0.69%	0.70%
Ratio of net investment income to average net assets	1.76%	1.77%	1.91% [5]	1.65%	1.54%	2.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.75%	1.77%	1.92%	1.64%	1.54%	2.10%
Portfolio turnover	105%	29%	26%	8%	25%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-5

LVIP BlackRock Equity Dividend Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Equity Dividend Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$25.545	$25.220	$25.970	$29.673	$28.700	$30.950
Income (loss) from investment operations:
Net investment income[3]	0.183	0.391	0.402	0.373	0.365	0.470
Net realized and unrealized gain (loss)	0.508	1.368	0.361	(1.612)	5.595	(0.900)
Total from investment operations	0.691	1.759	0.763	(1.239)	5.960	(0.430)
Less dividends and distributions from:
Net investment income	—	(0.428)	(0.354)	(0.402)	(0.854)	(0.490)
Net realized gain	—	(1.006)	(1.159)	(2.062)	(4.130)	(1.330)
Return of capital	—	—	—	—	(0.003)	—
Total dividends and distributions	—	(1.434)	(1.513)	(2.464)	(4.987)	(1.820)
Net asset value, end of period	$26.236	$25.545	$25.220	$25.970	$29.673	$28.700
Total return[4]	2.71%	6.86%	3.18%	(3.56% )	22.04%	0.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$269,242	$271,871	$297,321	$319,612	$385,587	$362,270
Ratio of expenses to average net assets	0.97%	0.97%	0.98% [5]	0.99%	0.99%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.98%	0.97%	0.97%	1.00%	0.99%	1.00%
Ratio of net investment income to average net assets	1.46%	1.47%	1.61% [5]	1.35%	1.24%	1.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.45%	1.47%	1.62%	1.34%	1.24%	1.80%
Portfolio turnover	105%	29%	26%	8%	25%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-6

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Equity Dividend Fund (formerly, LVIP Macquarie Value Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP BlackRock Equity Dividend Fund-7

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP BlackRock Equity Dividend Fund is $335,101 and $335,321 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   Effective May 1, 2025, LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.02% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective May 1, 2025, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.67% of the average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.69% the Fund’s average daily net assets for the Standard Class and 0.99% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2025, no expense reimbursements were subject to recoupment.
Effective May 1, 2025, BlackRock Investment Management, LLC (“BlackRock") (the "Sub Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to May 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
LVIP BlackRock Equity Dividend Fund-8

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$50,667
Legal	7,722
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,995 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$575,832
Distribution fees payable to LFD	64,726
Printing and mailing fees payable to Lincoln Life	1,473
Shareholder servicing fees payable to Lincoln Life	28,135
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,240,471,759
Sales	1,319,071,465
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,132,041,899
Aggregate unrealized appreciation of investments	$100,060,865
Aggregate unrealized depreciation of investments	(21,129,842)
Net unrealized appreciation of investments	$78,931,023
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP BlackRock Equity Dividend Fund-9

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$39,160,918	$6,837,933	$—	$45,998,851
Automobile Components	4,870,479	—	—	4,870,479
Automobiles	8,740,287	—	—	8,740,287
Banks	146,790,372	—	—	146,790,372
Beverages	6,839,221	—	—	6,839,221
Broadline Retail	30,346,464	—	—	30,346,464
Building Products	9,714,986	—	—	9,714,986
Capital Markets	42,217,390	—	—	42,217,390
Chemicals	32,577,609	—	—	32,577,609
Commercial Services & Supplies	—	9,780,428	—	9,780,428
Communications Equipment	15,508,095	—	—	15,508,095
Consumer Finance	5,035,178	—	—	5,035,178
Consumer Staples Distribution & Retail	21,135,480	—	—	21,135,480
Containers & Packaging	12,804,353	—	—	12,804,353
Diversified Telecommunication Services	11,535,046	—	—	11,535,046
Electric Utilities	35,200,357	—	—	35,200,357
Electronic Equipment, Instruments & Components	1,769,061	—	—	1,769,061
Entertainment	23,213,430	—	—	23,213,430
Financial Services	26,738,647	—	—	26,738,647
Food Products	23,200,661	—	—	23,200,661
Ground Transportation	6,519,702	—	—	6,519,702
Health Care Equipment & Supplies	64,595,809	—	—	64,595,809
Health Care Providers & Services	82,765,538	—	—	82,765,538
Health Care REITs	3,903,209	—	—	3,903,209
Household Durables	—	6,383,075	—	6,383,075
Industrial Conglomerates	9,041,566	—	—	9,041,566
Industrial REITs	7,195,957	—	—	7,195,957
Insurance	45,725,128	—	—	45,725,128
Interactive Media & Services	24,662,868	—	—	24,662,868
IT Services	10,616,216	—	—	10,616,216
Leisure Products	12,958,806	—	—	12,958,806
Machinery	18,623,088	—	—	18,623,088
Media	20,065,132	8,378,485	—	28,443,617
Metals & Mining	7,132,481	—	—	7,132,481
Multi-Utilities	21,055,002	—	—	21,055,002
Oil, Gas & Consumable Fuels	19,558,452	42,066,476	—	61,624,928
Pharmaceuticals	14,548,983	17,488,971	—	32,037,954
Professional Services	43,282,660	—	—	43,282,660
Residential REITs	7,804,225	—	—	7,804,225
Semiconductors & Semiconductor Equipment	11,953,314	16,937,854	—	28,891,168
LVIP BlackRock Equity Dividend Fund-10

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Software	$32,493,228	$—	$—	$32,493,228
Specialized REITs	13,463,897	—	—	13,463,897
Technology Hardware, Storage & Peripherals	32,327,219	19,718,944	—	52,046,163
Tobacco	12,412,624	—	—	12,412,624
Trading Companies & Distributors	2,564,094	—	—	2,564,094
Preferred Stock	—	9,847,310	—	9,847,310
Money Market Fund	50,866,214	—	—	50,866,214
Total Investments	$1,073,533,446	$137,439,476	$—	$1,210,972,922
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	2,072,910	2,727,487
Service Class	436,635	688,010
Shares reinvested:
Standard Class	—	2,176,623
Service Class	—	570,220
	2,509,545	6,162,340
Shares redeemed:
Standard Class	(3,694,472)	(8,711,138)
Service Class	(817,066)	(2,404,916)
	(4,511,538)	(11,116,054)
Net decrease	(2,001,993)	(4,953,714)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Equity Dividend Fund-11

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Equity Dividend Fund-12

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–60.49%
Australia–0.28%
BHP Group Ltd.	60,215	$1,448,628
CSL Ltd.	2,983	471,196
Fortescue Ltd.	14,769	148,461
†IREN Ltd.	17,900	260,803
Macquarie Group Ltd.	3,855	579,814
=†πQuintis Australia Pty. Ltd.	3,249,491	0
Santos Ltd.	95,736	482,688
Steadfast Group Ltd.	21,724	86,041
†Telix Pharmaceuticals Ltd.	23,739	381,309
Transurban Group	114,126	1,050,069
Woolworths Group Ltd.	42,079	861,939
		5,770,948
Austria–0.00%
Raiffeisen Bank International AG	1,872	57,262
		57,262
Belgium–0.02%
Elia Group SA	2,777	320,728
		320,728
Brazil–0.17%
B3 SA - Brasil Bolsa Balcao	398,956	1,067,682
Banco do Brasil SA	200,651	818,765
BB Seguridade Participacoes SA	89,634	591,775
†Eneva SA	49,088	124,321
Lojas Renner SA	205,713	743,249
Rede D'Or Sao Luiz SA	6,460	42,079
XP, Inc. Class A	3,109	62,802
		3,450,673
Canada–1.19%
Agnico Eagle Mines Ltd.	4,650	554,005
Algoma Steel Group, Inc.	67,032	461,851
Alimentation Couche-Tard, Inc.	28,801	1,431,643
Barrick Mining Corp.	76,230	1,587,017
Cameco Corp.	96,606	7,171,063
Canadian National Railway Co.	14,377	1,498,037
Canadian Natural Resources Ltd.	33,533	1,053,947
Cenovus Energy, Inc.	58,068	790,160
Constellation Software, Inc.	282	1,034,024
†Eldorado Gold Corp.	9,297	189,101
†Lionsgate Studios Corp.	84,585	491,439
†Lululemon Athletica, Inc.	741	176,047
Power Corp. of Canada	2,608	101,869
†Shopify, Inc. Class A	5,104	588,679
Suncor Energy, Inc.	106,769	3,999,476
TC Energy Corp.	33,647	1,642,631
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Teck Resources Ltd. Class B	9,574	$387,178
Thomson Reuters Corp.	8,593	1,728,002
		24,886,169
Chile–0.00%
=†Wom New Holdco	399	11,172
		11,172
China–1.33%
Alibaba Group Holding Ltd.	531	7,517
Alibaba Group Holding Ltd. ADR	12,340	1,399,479
Belimo Holding AG	628	640,122
BYD Co. Ltd. Class H	506,000	7,878,430
Contemporary Amperex Technology Co. Ltd. Class A	88,977	3,136,647
Eastroc Beverage Group Co. Ltd. Class A	15,600	683,828
†Great Wall Motor Co. Ltd. Class A	350,127	1,050,222
Haidilao International Holding Ltd.	98,000	186,844
Hygon Information Technology Co. Ltd. Class A	20,327	401,373
JD.com, Inc. Class A	65,450	1,068,949
NetEase, Inc.	64,700	1,743,624
Nongfu Spring Co. Ltd. Class H	39,180	200,985
Shenzhou International Group Holdings Ltd.	37,800	270,199
Sungrow Power Supply Co. Ltd. Class A	13,300	125,861
Tencent Holdings Ltd.	108,495	6,990,941
Weichai Power Co. Ltd. Class H	254,000	517,149
†Xiaomi Corp. Class B	67,600	520,367
Yum China Holdings, Inc.	21,956	981,653
		27,804,190
Colombia–0.00%
Grupo Cibest SA ADR	1,920	88,685
		88,685
Czech Republic–0.01%
Komercni Banka AS	1,843	89,188
Moneta Money Bank AS	11,362	78,366
		167,554
Denmark–0.50%
Carlsberg AS Class B	1,428	202,324
Coloplast AS Class B	4,484	426,890
DSV AS	20,955	5,026,145
LVIP BlackRock Global Allocation Fund-1

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†Genmab AS	1,545	$320,848
Novo Nordisk AS Class B	64,982	4,502,863
		10,479,070
Faeroe Islands–0.05%
Vestas Wind Systems AS	67,978	1,021,094
		1,021,094
Finland–0.06%
Elisa OYJ	6,980	387,959
Kone OYJ Class B	8,009	527,639
Sampo OYJ Class A	32,757	352,547
		1,268,145
France–2.15%
Accor SA	66,836	3,502,773
Airbus SE	7,482	1,565,239
AXA SA	10,430	512,166
Bouygues SA	13,076	591,358
Carrefour SA	31,273	441,144
Cie de Saint-Gobain SA	54,877	6,446,688
Dassault Systemes SE	30,791	1,115,916
Edenred SE	7,544	234,321
Eiffage SA	6,391	898,021
Engie SA	11,978	281,517
EssilorLuxottica SA	27,532	7,560,087
Hermes International SCA	3,379	9,160,014
L'Oreal SA	780	334,116
LVMH Moet Hennessy Louis Vuitton SE	7,649	4,003,334
Orange SA	60,771	925,432
Safran SA	2,071	675,403
Sanofi SA	56,513	5,471,236
Schneider Electric SE	1,265	339,633
Sodexo SA	6,827	420,178
†Vivendi SE	95,557	329,629
		44,808,205
Germany–0.63%
Allianz SE	4,848	1,967,480
Evonik Industries AG	22,231	459,261
Merck KGaA	5,548	719,345
†Northern Data AG	5,262	149,258
Rheinmetall AG	4	8,471
RWE AG	22,002	919,424
SAP SE	20,323	6,214,359
†Siemens Energy AG	12,435	1,453,415
Symrise AG	5,811	609,367
Vonovia SE	15,558	551,584
		13,051,964
Greece–0.02%
Athens International Airport SA	12,548	146,153
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
Hellenic Telecommunications Organization SA	4,255	$80,896
National Bank of Greece SA	6,807	86,794
OPAP SA	3,767	85,419
		399,262
Hong Kong–0.15%
AIA Group Ltd.	116,095	1,051,640
Geely Automobile Holdings Ltd.	165,000	336,799
†NagaCorp Ltd.	118,000	53,584
Prudential PLC	70,768	885,749
Techtronic Industries Co. Ltd.	66,000	728,242
		3,056,014
Hungary–0.01%
OTP Bank Nyrt	3,553	283,991
		283,991
India–0.08%
Axis Bank Ltd.	2,775	38,811
Bajaj Finance Ltd.	2,840	31,017
Eicher Motors Ltd.	1,264	83,391
GAIL India Ltd.	25,747	57,319
Hindustan Aeronautics Ltd.	4,501	255,670
Hindustan Petroleum Corp. Ltd.	8,172	41,761
ICICI Bank Ltd.	2,620	44,277
Infosys Ltd.	19,572	365,657
Tata Consultancy Services Ltd.	20,960	846,375
		1,764,278
Indonesia–0.03%
Astra International Tbk. PT	458,000	127,010
Bank Mandiri Persero Tbk. PT	753,800	226,430
Bank Syariah Indonesia Tbk. PT	336,363	53,486
Ciputra Development Tbk. PT	2,173,200	128,124
Mitra Adiperkasa Tbk. PT	862,700	62,656
Telkom Indonesia Persero Tbk. PT	227,400	38,904
		636,610
Ireland–1.10%
Accenture PLC Class A	4,996	1,493,255
Experian PLC	9,590	494,520
†James Hardie Industries PLC CDI	18,225	489,402
LVIP BlackRock Global Allocation Fund-2

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
Kingspan Group PLC	8,415	$717,037
Medtronic PLC	87,402	7,618,832
†PDD Holdings, Inc. ADR	308	32,235
TE Connectivity PLC	3,237	545,985
Trane Technologies PLC	26,475	11,580,430
		22,971,696
Israel–0.35%
†CyberArk Software Ltd.	17,033	6,930,387
†Etoro Group Ltd. Class A	7,156	476,518
		7,406,905
Italy–1.23%
Banca Monte dei Paschi di Siena SpA	25,944	220,046
BPER Banca SpA	73,539	667,460
Ferrari NV	4,454	2,182,063
FinecoBank Banca Fineco SpA	9,124	202,403
Intesa Sanpaolo SpA	1,781,983	10,264,956
Leonardo SpA	6,806	384,041
Prysmian SpA	13,845	980,215
UniCredit SpA	160,949	10,797,000
		25,698,184
Japan–1.72%
Asahi Intecc Co. Ltd.	22,400	354,368
Asahi Kasei Corp.	34,700	247,021
Canon, Inc.	25,700	745,396
Dai-ichi Life Holdings, Inc.	144,300	1,097,056
Daiichi Sankyo Co. Ltd.	50,373	1,167,046
Daikin Industries Ltd.	10,095	1,184,988
Daiwa Securities Group, Inc.	29,200	207,379
Ebara Corp.	22,700	435,333
ENEOS Holdings, Inc.	168,300	834,235
FANUC Corp.	8,945	242,832
Fast Retailing Co. Ltd.	1,100	377,150
FUJIFILM Holdings Corp.	38,583	835,537
GMO Payment Gateway, Inc.	6,600	426,879
Hoya Corp.	4,700	558,182
Idemitsu Kosan Co. Ltd.	56,700	343,850
Isetan Mitsukoshi Holdings Ltd.	22,100	336,503
J Front Retailing Co. Ltd.	2,900	39,406
Japan Exchange Group, Inc.	58,700	594,632
Japan Post Bank Co. Ltd.	178,100	1,920,012
Japan Post Holdings Co. Ltd.	59,000	546,471
Japan Tobacco, Inc.	27,300	804,242
Kakaku.com, Inc.	18,600	344,921
Kansai Paint Co. Ltd.	16,971	232,684
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kawasaki Kisen Kaisha Ltd.	30,300	$429,110
Keyence Corp.	3,000	1,199,484
Komatsu Ltd.	20,800	686,266
Kuraray Co. Ltd.	29,100	370,044
LY Corp.	189,800	698,958
Mazda Motor Corp.	55,700	335,046
MISUMI Group, Inc.	23,400	312,588
Mitsubishi Corp.	10,100	201,817
Mitsubishi Electric Corp.	21,071	453,215
Mitsubishi UFJ Financial Group, Inc.	131,561	1,793,649
MS&AD Insurance Group Holdings, Inc.	15,900	355,454
Murata Manufacturing Co. Ltd.	102,700	1,517,976
Nexon Co. Ltd.	47,500	956,726
NIDEC Corp.	36,600	711,251
Nikon Corp.	21,500	220,431
Nintendo Co. Ltd.	200	19,206
Nippon Paint Holdings Co. Ltd.	65,156	524,001
Nippon Yusen KK	21,500	773,461
Nissan Chemical Corp.	13,300	405,618
Nomura Holdings, Inc.	54,500	359,139
Obayashi Corp.	26,900	407,584
Olympus Corp.	56,500	671,125
Rakus Co. Ltd.	18,721	300,079
†Rakuten Group, Inc.	63,000	347,141
Rohto Pharmaceutical Co. Ltd.	18,000	255,102
Santen Pharmaceutical Co. Ltd.	24,363	279,576
Shimizu Corp.	58,700	655,665
Socionext, Inc.	26,800	513,441
SoftBank Group Corp.	3,400	247,200
Sojitz Corp.	1,100	27,031
Sumitomo Mitsui Financial Group, Inc.	53,400	1,344,663
Suzuki Motor Corp.	74,200	894,572
TDK Corp.	16,000	186,761
Tokio Marine Holdings, Inc.	13,100	555,192
Tokyo Electron Ltd.	1,200	229,811
TOTO Ltd.	18,600	468,366
Toyota Tsusho Corp.	23,700	536,835
Trend Micro, Inc.	9,056	626,366
Unicharm Corp.	61,600	444,800
Yamaha Motor Co. Ltd.	68,940	515,883
Yaskawa Electric Corp.	4,800	108,543
		35,815,299
Jersey–0.00%
†Wizz Air Holdings PLC	6,235	93,617
		93,617
LVIP BlackRock Global Allocation Fund-3

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Kazakhstan–0.01%
Halyk Savings Bank of Kazakhstan JSC GDR	3,455	$84,908
Kaspi.KZ JSC ADR	2,053	174,279
		259,187
Macau–0.02%
Wynn Macau Ltd.	596,859	413,091
		413,091
Malaysia–0.01%
CIMB Group Holdings Bhd.	29,900	48,225
Frontken Corp. Bhd.	118,700	111,793
		160,018
Mexico–0.10%
Cemex SAB de CV	336,197	232,737
Fomento Economico Mexicano SAB de CV	3,938	40,512
Fresnillo PLC	33,336	662,615
Grupo Aeroportuario del Sureste SAB de CV Class B	3,495	111,568
Grupo Financiero Banorte SAB de CV Class O	118,774	1,089,914
Grupo Mexico SAB de CV	6,940	41,885
		2,179,231
Netherlands–1.15%
†Argenx SE	1,366	756,194
†Argenx SE ADR	796	438,771
ASML Holding NV	17,062	13,672,411
ING Groep NV	69,431	1,521,767
Koninklijke KPN NV	199,999	975,633
Koninklijke Vopak NV	3,702	183,876
NXP Semiconductors NV	13,858	3,027,834
Prosus NV	48,521	2,722,343
Stellantis NV	40,123	401,877
Universal Music Group NV	7,898	256,216
		23,956,922
New Zealand–0.00%
†Xero Ltd.	388	45,914
		45,914
Norway–0.08%
DNB Bank ASA	11,470	317,198
Kongsberg Gruppen ASA	22,991	891,525
Telenor ASA	30,950	481,959
		1,690,682
Peru–0.04%
Credicorp Ltd.	3,573	798,637
		798,637
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines–0.01%
Ayala Land, Inc.	155,300	$74,521
Bloomberry Resorts Corp.	351,100	31,884
DigiPlus Interactive Corp.	66,110	61,043
International Container Terminal Services, Inc.	8,020	58,469
Metropolitan Bank & Trust Co.	47,680	61,367
		287,284
Poland–0.05%
LPP SA	48	195,629
Powszechny Zaklad Ubezpieczen SA	52,218	913,141
		1,108,770
Portugal–0.01%
Jeronimo Martins SGPS SA	5,013	126,919
		126,919
Republic of Korea–0.33%
GS Engineering & Construction Corp.	10,074	154,542
HD Hyundai Mipo	2,963	461,547
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	980	264,640
KB Financial Group, Inc.	7,221	593,395
Kia Corp.	7,815	559,197
†Krafton, Inc.	2,164	581,011
KT&G Corp.	5,254	495,906
Misto Holdings Corp.	2,328	61,513
NAVER Corp.	8,681	1,685,719
Samsung Electronics Co. Ltd.	23,160	1,024,172
SK Hynix, Inc.	4,469	962,987
		6,844,629
Saudi Arabia–0.04%
Al Rajhi Bank	12,146	306,357
Elm Co.	317	84,642
Etihad Etisalat Co.	12,357	195,379
Saudi Basic Industries Corp.	3,623	52,792
Saudi National Bank	4,940	47,565
Yanbu National Petrochemical Co.	8,920	71,868
		758,603
Singapore–0.01%
UOL Group Ltd.	22,394	108,957
		108,957
South Africa–0.11%
FirstRand Ltd.	151,573	647,950
LVIP BlackRock Global Allocation Fund-4

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Harmony Gold Mining Co. Ltd.	49,497	$688,699
Kumba Iron Ore Ltd.	7,185	115,682
Mr. Price Group Ltd.	23,471	294,253
Valterra Platinum Ltd.	10,722	477,419
		2,224,003
Spain–0.59%
Banco Bilbao Vizcaya Argentaria SA	172,265	2,652,584
Banco de Sabadell SA	279,317	889,220
Bankinter SA	66,327	865,864
CaixaBank SA	193,604	1,677,543
†Cellnex Telecom SA	124,701	4,855,640
Industria de Diseno Textil SA	13,447	701,486
Repsol SA	44,638	652,893
		12,295,230
Sweden–0.28%
Atlas Copco AB Class A	40,182	649,582
†Boliden AB	12,440	388,743
Evolution AB	12,865	1,021,778
Investor AB Class B	26,245	777,728
†Spotify Technology SA	2,587	1,985,109
SSAB AB Class A	23,984	144,334
SSAB AB Class B	47,847	283,216
=†πVolta	1,948	0
Volvo AB Class B	24,180	680,367
		5,930,857
Switzerland–0.68%
ABB Ltd.	5,322	318,941
Alcon AG	8,218	728,796
Galderma Group AG	11,331	1,647,025
Garmin Ltd.	790	164,889
Geberit AG	2,135	1,681,408
Holcim AG	7,741	574,840
Kuehne & Nagel International AG	5,383	1,165,650
Logitech International SA	12,654	1,147,521
Novartis AG	7,996	970,532
Partners Group Holding AG	1,640	2,145,655
Roche Holding AG	3,501	1,142,795
SGS SA	6,085	617,844
STMicroelectronics NV	30,555	936,877
Straumann Holding AG	866	113,351
Zurich Insurance Group AG	1,345	941,127
		14,297,251
Taiwan–1.06%
Accton Technology Corp.	6,000	149,962
Airtac International Group	14,000	416,823
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
ASMedia Technology, Inc.	5,000	$327,203
Genius Electronic Optical Co. Ltd.	34,685	497,131
Global Unichip Corp.	9,000	402,559
International Games System Co. Ltd.	20,000	587,115
King Slide Works Co. Ltd.	4,000	278,451
MediaTek, Inc.	30,060	1,288,031
Realtek Semiconductor Corp.	54,682	1,061,979
Taiwan Semiconductor Manufacturing Co. Ltd.	448,000	16,383,067
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,998	679,017
		22,071,338
Thailand–0.04%
CP ALL PCL	123,500	167,276
†Sea Ltd. ADR	3,515	562,189
†True Corp. PCL NVDR	236,100	80,749
		810,214
Turkey–0.01%
Akbank TAS	68,498	117,387
Turkiye Is Bankasi AS Class C	461,825	154,994
		272,381
United Arab Emirates–0.03%
Abu Dhabi Commercial Bank PJSC	20,898	76,706
Air Arabia PJSC	82,348	76,901
Aldar Properties PJSC	40,946	99,499
Borouge PLC	124,985	86,482
Emaar Development PJSC	17,079	62,878
Emaar Properties PJSC	84,409	313,127
=†NMC Health PLC	123,425	0
		715,593
United Kingdom–3.67%
Admiral Group PLC	17,453	783,754
Amcor PLC	91,418	840,131
AstraZeneca PLC	6,625	921,996
BAE Systems PLC	608,594	15,794,754
BP PLC	78,407	390,647
British American Tobacco PLC	23,769	1,130,128
Bunzl PLC	13,250	422,231
Compass Group PLC	282,322	9,562,802
†Genius Sports Ltd.	68,687	714,345
GSK PLC	57,117	1,089,019
Imperial Brands PLC	14,031	554,367
J Sainsbury PLC	220,576	877,861
Lion Finance Group PLC	1,547	150,682
LVIP BlackRock Global Allocation Fund-5

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Lloyds Banking Group PLC	480,784	$505,552
Marks & Spencer Group PLC	121,929	593,431
National Grid PLC	834,432	12,248,342
NatWest Group PLC	145,112	1,019,115
RELX PLC	247,575	13,417,987
Rolls-Royce Holdings PLC	253,299	3,356,882
Shell PLC	348,721	12,246,911
		76,620,937
United States–40.99%
AbbVie, Inc.	6,551	1,215,997
∞†Adobe, Inc.	8,068	3,121,348
†Advanced Micro Devices, Inc.	1,879	266,630
Agilent Technologies, Inc.	952	112,346
Air Products & Chemicals, Inc.	12,743	3,594,291
†Airbnb, Inc. Class A	3,798	502,627
Alphabet, Inc. Class C	139,849	24,807,814
Altria Group, Inc.	22,798	1,336,647
†Amazon.com, Inc.	173,152	37,987,817
†AMC Networks, Inc. Class A	10,929	68,525
†Amentum Holdings, Inc.	30,994	731,768
Amgen, Inc.	2,767	772,574
Amphenol Corp. Class A	17,892	1,766,835
†Amrize Ltd.	7,741	386,148
Analog Devices, Inc.	1,064	253,253
†ANSYS, Inc.	2,938	1,031,884
Apollo Global Management, Inc.	44,099	6,256,325
Apple, Inc.	157,925	32,401,472
Applied Materials, Inc.	6,930	1,268,675
†Arista Networks, Inc.	12,003	1,228,027
AT&T, Inc.	72,769	2,105,935
Automatic Data Processing, Inc.	2,363	728,749
†Avaya Holdings Corp.	121	934
Ball Corp.	7,914	443,896
Bank of America Corp.	265,285	12,553,286
†Berkshire Hathaway, Inc. Class B	228	110,756
Best Buy Co., Inc.	10,688	717,485
†Boeing Co.	60,484	12,673,212
Booking Holdings, Inc.	300	1,736,772
†Boston Scientific Corp.	118,069	12,681,791
Broadcom, Inc.	78,704	21,694,758
†Cadence Design Systems, Inc.	10,450	3,220,167
†Caesars Entertainment, Inc.	10,015	284,326
Capital One Financial Corp.	84,982	18,080,770
=†πCaresyntax, Inc.	2,497	9,139
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†CarMax, Inc.	25,992	$1,746,922
Carrier Global Corp.	7,080	518,185
CF Industries Holdings, Inc.	15,426	1,419,192
†Charter Communications, Inc. Class A	1,929	788,594
Cheniere Energy, Inc.	3,603	877,403
Chevron Corp.	30,711	4,397,508
Cintas Corp.	4,053	903,292
Cisco Systems, Inc.	110,168	7,643,456
Citigroup, Inc.	151,883	12,928,281
Clorox Co.	1,646	197,635
Comerica, Inc.	1,401	83,570
†CommScope Holding Co., Inc.	34,359	284,493
†Confluent, Inc. Class A	187,553	4,675,696
Costco Wholesale Corp.	17,892	17,712,006
CRH PLC	71,652	6,577,654
†Crowdstrike Holdings, Inc. Class A	3,625	1,846,249
=†πCrown PropTech Acquisitions	7,060	0
=†Crown PropTech Acquisitions Class A	8,069	91,825
Danaher Corp.	16,748	3,308,400
†Datadog, Inc. Class A	23,813	3,198,800
†DaVita, Inc.	5,580	794,871
Delta Air Lines, Inc.	54,563	2,683,408
†Dexcom, Inc.	12,855	1,122,113
Digital Realty Trust, Inc.	1,429	249,118
†DoorDash, Inc. Class A	2,383	587,433
Dr. Horton, Inc.	24,250	3,126,310
†DraftKings, Inc. Class A	29,830	1,279,409
Duke Energy Corp.	12,600	1,486,800
DuPont de Nemours, Inc.	16,058	1,101,418
eBay, Inc.	9,378	698,286
Edison International	12,480	643,968
†Edwards Lifesciences Corp.	11,938	933,671
Electronic Arts, Inc.	6,530	1,042,841
Eli Lilly & Co.	25,660	20,002,740
Enterprise Products Partners LP	17,813	552,381
EOG Resources, Inc.	23,629	2,826,265
†EPAM Systems, Inc.	617	109,098
=†πEpic Games, Inc.	3,175	2,335,657
EQT Corp.	97,071	5,661,181
Erie Indemnity Co. Class A	2,358	817,731
Estee Lauder Cos., Inc. Class A	5,533	447,066
Eversource Energy	10,140	645,107
=†πExo, Inc.	1,035	373
FactSet Research Systems, Inc.	852	381,083
†Fair Isaac Corp.	629	1,149,787
LVIP BlackRock Global Allocation Fund-6

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
=†πFanatics Holdings, Inc.	37,931	$2,309,998
=†πFarmers Business Network, Inc.	24,139	31,139
Fifth Third Bancorp	16,708	687,200
First Citizens BancShares, Inc. Class A	251	491,074
First Horizon Corp.	7,872	166,886
†Fiserv, Inc.	14,224	2,452,360
Flagstar Financial, Inc.	68,261	723,567
Flowco Holdings, Inc. Class A	20,291	361,383
†Flutter Entertainment PLC	12,203	3,487,129
†Fortinet, Inc.	23,530	2,487,592
Fox Corp. Class A	42,849	2,401,258
Freeport-McMoRan, Inc.	121,408	5,263,037
GE Vernova, Inc.	2,723	1,440,875
Gen Digital, Inc.	17,356	510,266
General Dynamics Corp.	1,682	490,572
General Electric Co.	8,443	2,173,144
General Motors Co.	2,992	147,236
Gilead Sciences, Inc.	7,921	878,201
Global Payments, Inc.	1,368	109,495
=†πGrand Rounds, Inc.	1,035,048	817,688
Hess Corp.	20,742	2,873,597
Hewlett Packard Enterprise Co.	26,033	532,375
Hilton Worldwide Holdings, Inc.	18,719	4,985,618
Home Depot, Inc.	28,134	10,315,050
Howmet Aerospace, Inc.	13,090	2,436,442
HP, Inc.	95,798	2,343,219
Humana, Inc.	482	117,839
Huntington Ingalls Industries, Inc.	3,932	949,421
†iHeartMedia, Inc. Class A	721	1,269
Intuit, Inc.	11,374	8,958,504
†Intuitive Surgical, Inc.	15,940	8,661,955
Invesco Ltd.	62,205	980,973
†IQVIA Holdings, Inc.	2,298	362,142
Jabil, Inc.	9,100	1,984,710
=†πJawbone, Inc.	32,637	0
Johnson & Johnson	14,255	2,177,451
JPMorgan Chase & Co.	49,578	14,373,158
Lam Research Corp.	17,287	1,682,717
Las Vegas Sands Corp.	46,958	2,043,143
†Live Nation Entertainment, Inc.	42,809	6,476,145
Lockheed Martin Corp.	8,956	4,147,882
†Lumen Technologies, Inc.	128,113	561,135
LyondellBasell Industries NV Class A	10,704	619,333
Marathon Petroleum Corp.	4,607	765,269
MarketAxess Holdings, Inc.	5,052	1,128,314
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Marsh & McLennan Cos., Inc.	62,317	$13,624,989
Marvell Technology, Inc.	21,610	1,672,614
†Masimo Corp.	15,653	2,633,148
Mastercard, Inc. Class A	18,097	10,169,428
Match Group, Inc.	81,999	2,532,949
McKesson Corp.	13,523	9,909,384
Merck & Co., Inc.	17,073	1,351,499
Meta Platforms, Inc. Class A	34,783	25,672,984
†Mettler-Toledo International, Inc.	458	538,022
†MGM Resorts International	1,911	65,719
Microchip Technology, Inc.	11,896	837,122
Micron Technology, Inc.	78,681	9,697,433
∞Microsoft Corp.	102,329	50,899,468
†πMNTN, Inc.	20,836	455,683
†Moderna, Inc.	11,787	325,203
Molson Coors Beverage Co. Class B	3,049	146,626
Mosaic Co.	26,170	954,682
MSCI, Inc.	3,652	2,106,254
=†πMythic AI, Inc.	685	0
†Netflix, Inc.	7,773	10,409,057
NextEra Energy, Inc.	126,011	8,747,684
NIKE, Inc. Class B	5,223	371,042
Northern Trust Corp.	4,392	556,862
Northrop Grumman Corp.	1,940	969,961
NRG Energy, Inc.	11,088	1,780,511
Nucor Corp.	4,301	557,152
NVIDIA Corp.	312,741	49,409,951
†Opendoor Technologies, Inc.	55,264	29,456
Oracle Corp.	62,093	13,575,393
Otis Worldwide Corp.	4,694	464,800
†Palantir Technologies, Inc. Class A	3,007	409,914
†Palladyne AI Corp.	2,338	20,247
†Palo Alto Networks, Inc.	7,705	1,576,751
Paramount Global Class B	10,697	137,991
Paychex, Inc.	1,574	228,954
†PayPal Holdings, Inc.	16,635	1,236,313
PepsiCo, Inc.	18,002	2,376,984
Philip Morris International, Inc.	8,938	1,627,878
Phillips 66	5,488	654,718
PNC Financial Services Group, Inc.	14,998	2,795,927
Principal Financial Group, Inc.	20,537	1,631,254
Progressive Corp.	50,158	13,385,164
QUALCOMM, Inc.	3,379	538,140
ResMed, Inc.	2,446	631,068
Rockwell Automation, Inc.	2,046	679,620
LVIP BlackRock Global Allocation Fund-7

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
RTX Corp.	2,794	$407,980
S&P Global, Inc.	3,446	1,817,041
Salesforce, Inc.	41,638	11,354,266
=†πSalt Pay Co. Ltd.	331	90,989
†ServiceTitan, Inc. Class A	36,379	3,899,101
=†πSnorkel AI, Inc.	4,461	42,736
†Snowflake, Inc. Class A	9,484	2,122,235
Solaris Energy Infrastructure, Inc. Class A	55,889	1,581,100
=†Source Global PBC	8,696	696
Southwest Airlines Co.	14,870	482,383
†Starz Entertainment Corp.	3,456	55,538
State Street Corp.	8,668	921,755
Stryker Corp.	24,919	9,858,704
Synchrony Financial	24,299	1,621,715
T. Rowe Price Group, Inc.	13,265	1,280,072
†Take-Two Interactive Software, Inc.	5,039	1,223,721
†Tesla, Inc.	23,989	7,620,346
Texas Instruments, Inc.	2,929	608,119
Textron, Inc.	22,153	1,778,664
TJX Cos., Inc.	69,664	8,602,807
T-Mobile U.S., Inc.	5,520	1,315,195
Toll Brothers, Inc.	7,002	799,138
Tractor Supply Co.	14,612	771,075
TransDigm Group, Inc.	9,889	15,037,609
†Uber Technologies, Inc.	52,031	4,854,492
†Ulta Beauty, Inc.	1,245	582,436
Union Pacific Corp.	35,559	8,181,415
†United Airlines Holdings, Inc.	28,311	2,254,405
UnitedHealth Group, Inc.	2,888	900,969
Universal Health Services, Inc. Class B	4,525	819,704
Valero Energy Corp.	54,517	7,328,175
Ventas, Inc.	7,399	467,247
Venture Global, Inc. Class A	13,168	205,157
Verizon Communications, Inc.	61,380	2,655,913
†Vertex Pharmaceuticals, Inc.	1,334	593,897
Vertiv Holdings Co. Class A	84,878	10,899,184
Viatris, Inc.	57,254	511,278
Viper Energy, Inc.	12,752	486,234
Visa, Inc. Class A	5,133	1,822,472
Vistra Corp.	47,085	9,125,544
Walgreens Boots Alliance, Inc.	36,403	417,906
Walmart, Inc.	154,374	15,094,690
Walt Disney Co.	66,174	8,206,238
†Warner Bros Discovery, Inc.	73,062	837,290
Waste Management, Inc.	3,685	843,202
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Waters Corp.	1,197	$417,801
Wells Fargo & Co.	181,540	14,544,985
Western Digital Corp.	9,345	597,987
Williams Cos., Inc.	90,596	5,690,335
†Workday, Inc. Class A	5,001	1,200,240
Yum! Brands, Inc.	4,773	707,263
Zimmer Biomet Holdings, Inc.	6,948	633,727
Zoetis, Inc.	2,427	378,491
		855,885,677
Uruguay–0.09%
†MercadoLibre, Inc.	732	1,913,177
		1,913,177
Total Common Stock (Cost $880,159,420)		1,263,087,217
ΔCONVERTIBLE PREFERRED STOCKS–0.44%
United States–0.44%
=†πDatabricks, Inc. Series F	60,501	6,544,998
=†πDatabricks, Inc. Series G	16,533	1,788,540
=†πGM Cruise Holdings LLC Class G	27,806	27,806
†Wells Fargo & Co. Series L Class A	617	724,438
Total Convertible Preferred Stocks (Cost $6,040,578)		9,085,782
ΔPREFERRED STOCKS–0.84%
Brazil–0.04%
Banco Bradesco SA 5.63%	187,776	580,979
Gerdau SA 4.00%	115,428	339,925
		920,904
Germany–0.02%
Henkel AG & Co. KGaA 3.06%	5,302	416,650
		416,650
United Kingdom–0.03%
=†π10X Future Technologies Services Ltd. Series D	46,779	683,207
		683,207
United States–0.75%
=†πBreeze Aviation Group, Inc. Series B	1,998	303,197
=†πBytedance Ltd. Series E1	23,481	5,448,531
•Citigroup Capital XIII 10.91% 10/30/40	51,122	1,504,009
=†πDream Finders Homes, Inc.	2,409	2,372,865
=†πExo, Inc. Series D	48,140	35,624
=†πJumpcloud, Inc. Series E1 Series E-1	491,634	1,199,587
LVIP BlackRock Global Allocation Fund-8

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
=†πJumpcloud, Inc. Series F Series F	32,336	$78,900
=†Lessen Holdings, Inc.	53,911	118,065
=†πLoadsmart, Inc. Series C Series C	96,249	564,019
=†πLoadsmart, Inc. Series D Series D	8,526	77,928
=†πNeon Pagamentos SA	3,076	1,254,885
=†πNoodle Partners, Inc. Series C	69,413	69,413
=†πPsiQuantum Corp. Series D	14,776	601,974
=†πRelativity Space, Inc. Series E	29,214	292
=†πSambaNova Systems, Inc. Series C Series C	16,831	748,475
=†πSambaNova Systems, Inc. Series D Series D	5,355	283,119
=†πSnorkel AI, Inc. Series C	15,980	153,088
=†πUrsa Major Technologies, Inc.	102,993	394,463
=†πVerge Genomics, Inc. Series B	108,057	207,469
=†Veritas Kapital Assurance PLC Series G1	2,783	62,618
=†Veritas Kapital Assurance PLC Series G	4,028	90,630
		15,569,151
Total Preferred Stocks (Cost $21,560,338)		17,589,912
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	218
		218
United States–0.00%
=†Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	30
†EVgo, Inc. exp 7/01/26 exercise price USD 11.5000	16,129	3,548
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	168
=†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	2
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	223
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	17,086
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
United States (continued)
=†πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	3,371	$9,068
=†πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	33,652	63,603
		93,728
Total Warrants (Cost $153,096)		93,946

	Principal Amount°
ΔCONVERTIBLE BONDS–0.26%
Australia–0.02%
IREN Ltd. 3.50%, exercise price $3.5000 12/15/29	299,000	386,607
		386,607
Austria–0.02%
ams-OSRAM AG 2.13%, exercise price $2.1250 11/3/27	500,000	552,930
		552,930
Bermuda–0.01%
Golar LNG Ltd. 2.75%, exercise price $2.7500 12/15/30	168,000	172,200
		172,200
Chile–0.01%
WOM Chile Holdco SpA 5.00%, exercise price $5.0000 4/1/32	210,253	206,048
		206,048
China–0.03%
Alibaba Group Holding Ltd. 0.50%, exercise price $0.5000 6/1/31	490,000	624,174
		624,174
Germany–0.02%
Vonovia SE 0.88%, exercise price $0.8750 5/20/32	300,000	370,628
		370,628
India–0.00%
=‡REI Agro Ltd. 5.50%, exercise price $5.5000 11/13/14	599,000	0
		0
Italy–0.01%
^Nexi SpA 0.00%, exercise price $0.0100 2/24/28	300,000	320,241
		320,241
LVIP BlackRock Global Allocation Fund-9

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Spain–0.02%
Cellnex Telecom SA 0.75%, exercise price $0.7500 11/20/31	200,000	$209,929
Iberdrola Finanzas SA 1.50%, exercise price $1.5000 3/27/30	200,000	245,025
		454,954
United States–0.12%
AMC Networks, Inc. 4.25%, exercise price $4.2500 2/15/29	417,000	350,280
^Core Scientific, Inc. 0.00%, exercise price $0.0100 6/15/31	104,000	112,970
DISH Network Corp.
^0.00%, exercise price $0.0100 12/15/25	653,000	587,700
3.38%, exercise price $3.3750 8/15/26	195,000	161,947
Solaris Energy Infrastructure, Inc. 4.75%, exercise price $4.7500 5/1/30	878,000	1,171,581
Stem, Inc. 0.50%, exercise price $0.5000 12/1/28	73,000	17,703
Tempus Ai, Inc. 0.75%, exercise price $0.7500 7/15/30	32,000	32,000
Wolfspeed, Inc. 1.75%, exercise price $1.7500 5/1/26	150,000	37,125
		2,471,306
Total Convertible Bonds (Cost $5,108,295)		5,559,088
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust 7.71% (30 day USD SOFR Average + 3.40%) 1/25/42	138,145	142,104
Total Agency Collateralized Mortgage Obligations (Cost $120,702)		142,104
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.02%
United States–0.02%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class X1 0.92% 5/25/29	5,986,894	133,050
Class X1 1.12% 10/25/30	1,694,693	73,351
Class XFX 1.46% 12/25/29	931,410	38,632
		Principal Amount°	Value (U.S. $)
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
Class X1 1.52% 7/25/30		274,159	$15,618
Class X1 1.69% 4/25/30		537,605	32,805
Class X1 1.76% 4/25/30		262,119	16,529
•Federal National Mortgage Association-ACES 3.87% 9/25/30		61,088	59,672
Total Agency Commercial Mortgage-Backed Securities (Cost $379,358)			369,657
ΔAGENCY MORTGAGE-BACKED SECURITY–0.63%
United States–0.63%
Uniform Mortgage-Backed Security, TBA 3.50% 7/1/54		14,543,000	13,091,687
Total Agency Mortgage-Backed Security (Cost $12,802,385)			13,091,687
ΔCORPORATE BONDS–9.73%
Argentina–0.00%
Pampa Energia SA 7.88% 12/16/34		30,000	29,928
Telecom Argentina SA 9.25% 5/28/33		32,000	32,564
Vista Energy Argentina SAU 8.50% 6/10/33		33,000	33,351
			95,843
Australia–0.06%
Mineral Resources Ltd.
8.50% 5/1/30		262,000	260,704
9.25% 10/1/28		93,000	95,177
μPacific National Finance Pty. Ltd. 7.75% 12/11/54	AUD	190,000	124,122
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	790,140
			1,270,143
Austria–0.01%
Sappi Papier Holding GmbH 4.50% 3/15/32	EUR	166,000	192,082
			192,082
Belgium–0.02%
Anheuser-Busch InBev SA 4.00% 9/24/25	GBP	100,000	137,062
μKBC Group NV 1.25% 9/21/27	GBP	100,000	131,731
LVIP BlackRock Global Allocation Fund-10

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Belgium (continued)
Ontex Group NV 5.25% 4/15/30	EUR	100,000	$120,294
			389,087
Brazil–0.00%
@Samarco Mineracao SA
9.50% 6/30/31		11,225	11,035
9.50% 6/30/31		8,601	8,455
Suzano Austria GmbH 3.13% 1/15/32		45,000	39,657
Vale Overseas Ltd. 6.40% 6/28/54		12,000	11,793
			70,940
Canada–0.14%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30		481,000	448,229
♦Air Canada Pass-Through Trust 10.50% 7/15/26		664,000	698,626
Bausch & Lomb Corp.
• 5.87% (3 mo. EURIBOR + 3.88%) 1/15/31	EUR	128,000	151,727
8.38% 10/1/28		170,000	177,437
Bombardier, Inc. 7.00% 6/1/32		325,000	338,450
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88% 2/15/30		163,000	145,493
First Quantum Minerals Ltd.
6.88% 10/15/27		231,000	231,319
9.38% 3/1/29		200,000	212,269
Garda World Security Corp. 4.63% 2/15/27		100,000	99,380
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00% 2/15/29		100,000	104,555
Mercer International, Inc. 5.13% 2/1/29		184,000	150,089
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	133,516
			2,891,090
Chile–0.00%
WOM Mobile SA 11.00% 4/1/31		59,664	56,650
			56,650
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	5,634
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
China (continued)
‡Fantasia Holdings Group Co. Ltd. (continued)
11.75% 4/17/22		204,000	$4,080
			9,714
Colombia–0.00%
Ecopetrol SA 8.88% 1/13/33		77,000	79,434
			79,434
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	212,700
			212,700
Czech Republic–0.02%
Czechoslovak Group AS 5.25% 1/10/31	EUR	300,000	359,152
			359,152
Denmark–0.01%
•SGL Group ApS 6.30% (3 mo. EURIBOR + 4.25%) 2/24/31	EUR	160,000	187,264
			187,264
Finland–0.01%
Mehilainen Yhtiot OYJ 5.13% 6/30/32	EUR	207,000	244,870
			244,870
France–0.46%
Afflelou SAS 6.00% 7/25/29	EUR	324,000	396,777
μAir France-KLM 5.75% 5/21/30	EUR	200,000	233,962
Altice France SA 4.25% 10/15/29	EUR	161,000	158,832
φAtos SE
1.00% 12/18/32	EUR	300,771	150,173
5.00% 12/18/30	EUR	389,161	389,543
9.00% 12/18/29	EUR	338,921	445,238
•Bertrand Franchise Finance SAS 5.99% (3 mo. EURIBOR + 3.75%) 7/18/30	EUR	359,000	414,427
BNP Paribas SA
1.88% 12/14/27	GBP	100,000	129,054
3.38% 1/23/26	GBP	100,000	136,333
Constellium SE 5.38% 8/15/32	EUR	166,000	197,984
μElectricite de France SA
5.13% 9/17/29	EUR	200,000	241,495
7.38% 6/17/35	GBP	200,000	277,233
ELO SACA
2.88% 1/29/26	EUR	100,000	116,175
4.88% 12/8/28	EUR	200,000	213,236
Eutelsat SA 1.50% 10/13/28	EUR	200,000	214,221
Forvia SE 2.75% 2/15/27	EUR	201,000	232,903
LVIP BlackRock Global Allocation Fund-11

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
Goldstory SAS
• 6.18% (3 mo. EURIBOR + 4.00%) 2/1/30	EUR	346,000	$411,637
6.75% 2/1/30	EUR	500,000	611,661
Iliad Holding SASU
5.63% 10/15/28	EUR	1,000,000	1,199,183
7.00% 10/15/28		400,000	407,309
Loxam SAS 6.38% 5/31/29	EUR	708,000	868,798
•Nova Alexandre III SAS 7.53% (3 mo. EURIBOR + 5.25%) 7/15/29	EUR	317,000	378,088
Paprec Holding SA 7.25% 11/17/29	EUR	286,000	353,096
μRCI Banque SA
4.75% 3/24/37	EUR	200,000	237,682
5.50% 10/9/34	EUR	400,000	495,568
μSociete Generale SA 8.13% 11/21/29		301,000	307,137
Tereos Finance Groupe I SA 5.75% 4/30/31	EUR	110,000	128,732
Worldline SA 5.50% 6/10/30	EUR	300,000	306,799
			9,653,276
Germany–0.51%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	202,000	234,428
Alstria Office AG 5.50% 3/20/31	EUR	200,000	239,878
•APCOA Group GmbH 6.40% (3 mo. EURIBOR + 4.13%) 4/15/31	EUR	157,000	186,325
μCommerzbank AG
4.25% 10/9/27	EUR	200,000	229,761
6.50% 10/9/29	EUR	400,000	496,506
7.88% 10/9/31	EUR	200,000	261,626
φDEMIRE Deutsche Mittelstand Real Estate AG 5.00% 12/31/27	EUR	540,000	597,827
μDeutsche Bank AG
4.50% 11/30/26	EUR	200,000	229,408
4.63% 10/30/27	EUR	1,000,000	1,132,305
7.13% 10/30/30	EUR	200,000	239,976
μDeutsche Lufthansa AG 5.25% 1/15/55	EUR	500,000	584,587
Dynamo Newco II GmbH 6.25% 10/15/31	EUR	130,000	156,964
Fressnapf Holding SE 5.25% 10/31/31	EUR	152,000	180,865
@IHO Verwaltungs GmbH
7.00% 11/15/31	EUR	275,000	341,820
8.75% 5/15/28	EUR	477,216	588,444
Mahle GmbH 6.50% 5/2/31	EUR	574,000	686,318
PCF GmbH
4.75% 4/15/29	EUR	218,000	211,789
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
PCF GmbH (continued)
• 7.03% (3 mo. EURIBOR + 4.75%) 4/15/29	EUR	245,440	$241,317
•PrestigeBidCo GmbH 6.03% (3 mo. EURIBOR + 3.75%) 7/1/29	EUR	262,000	310,089
ProGroup AG
5.13% 4/15/29	EUR	168,000	200,122
5.38% 4/15/31	EUR	116,000	135,447
Schaeffler AG
4.25% 4/1/28	EUR	100,000	118,530
5.38% 4/1/31	EUR	100,000	120,311
@Tele Columbus AG 10.00% 1/1/29	EUR	543,287	439,016
TK Elevator Holdco GmbH 6.63% 7/15/28	EUR	395,100	466,572
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,218,000	1,434,656
TUI Cruises GmbH
5.00% 5/15/30	EUR	113,000	133,864
6.25% 4/15/29	EUR	389,000	477,124
			10,675,875
Greece–0.03%
μEurobank SA 4.00% 2/7/36	EUR	272,000	314,516
μNational Bank of Greece SA 5.88% 6/28/35	EUR	173,000	217,320
			531,836
Hong Kong–0.10%
AIA Group Ltd. 5.40% 9/30/54		200,000	187,060
Far East Horizon Ltd. 6.00% 10/1/28		200,000	199,287
FWD Group Holdings Ltd. 8.40% 4/5/29		1,200,000	1,224,692
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	178,889
μMTR Corp. CI Ltd. 5.63% 9/24/35		200,000	201,460
Studio City Finance Ltd. 5.00% 1/15/29		200,000	183,506
			2,174,894
India–0.01%
μAxis Bank Ltd. 4.10% 9/8/26		200,000	194,326
			194,326
Indonesia–0.04%
μBank Negara Indonesia Persero Tbk. PT 4.30% 3/24/27		200,000	190,562
Freeport Indonesia PT
4.76% 4/14/27		246,000	245,370
6.20% 4/14/52		200,000	195,920
LVIP BlackRock Global Allocation Fund-12

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.88% 11/5/31	EUR	200,000	$205,230
			837,082
Ireland–0.14%
Adient Global Holdings Ltd. 7.50% 2/15/33		233,000	238,266
μAIB Group PLC 6.00% 7/14/31	EUR	325,000	380,441
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13% 8/15/26	EUR	266,000	299,933
μBank of Ireland Group PLC 6.00% 9/1/25	EUR	324,000	383,805
Dell Bank International DAC 0.50% 10/27/26	EUR	214,000	245,734
eircom Finance DAC 5.00% 4/30/31	EUR	312,000	360,843
Flutter Treasury DAC
4.00% 6/4/31	EUR	277,000	326,802
6.13% 6/4/31	GBP	131,000	181,093
Perrigo Finance Unlimited Co. 5.38% 9/30/32	EUR	114,000	137,646
Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28		407,000	398,447
			2,953,010
Israel–0.03%
Teva Pharmaceutical Finance Netherlands II BV 7.88% 9/15/31	EUR	506,000	709,341
			709,341
Italy–0.40%
μA2A SpA 5.00% 6/11/29	EUR	125,000	152,424
Agrifarma SpA 4.50% 10/31/28	EUR	1,022,000	1,203,858
Almaviva-The Italian Innovation Co. SpA 5.00% 10/30/30	EUR	431,000	508,265
μBPER Banca SpA 6.50% 3/20/30	EUR	200,000	241,489
Bubbles Bidco SpA
• 6.23% (3 mo. EURIBOR + 4.25%) 9/30/31	EUR	251,000	296,587
6.50% 9/30/31	EUR	156,000	186,269
Dolcetto Holdco SpA
• 5.56% (3 mo. EURIBOR + 3.63%) 7/14/32	EUR	100,000	117,967
5.63% 7/14/32	EUR	217,000	257,536
•Duomo Bidco SpA 6.40% (3 mo. EURIBOR + 4.13%) 7/15/31	EUR	332,000	393,035
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
Engineering - Ingegneria Informatica - SpA 8.63% 2/15/30	EUR	153,000	$192,813
μEni SpA 4.88% 1/21/34	EUR	225,000	266,383
Fedrigoni SpA 6.13% 6/15/31	EUR	347,000	390,957
@Fiber Midco SpA 10.75% 6/15/29	EUR	217,000	232,991
Fibercop SpA
4.75% 6/30/30	EUR	100,000	118,549
5.13% 6/30/32	EUR	100,000	117,960
FIS Fabbrica Italiana Sintetici SpA 5.63% 8/1/27	EUR	288,000	342,144
•IMA Industria Macchine Automatiche SpA 6.03% (3 mo. EURIBOR + 3.75%) 4/15/29	EUR	385,000	455,869
•Irca SpA/Gallarate 5.73% (3 mo. EURIBOR + 3.75%) 12/15/29	EUR	213,000	251,242
Itelyum Regeneration SpA 5.75% 4/15/30	EUR	100,000	118,803
Lottomatica Group SpA
4.88% 1/31/31	EUR	189,000	228,274
• 5.25% (3 mo. EURIBOR + 3.25%) 6/1/31	EUR	155,000	183,385
5.38% 6/1/30	EUR	102,000	125,033
Marcolin SpA 6.13% 11/15/26	EUR	593,000	698,570
μPrysmian SpA 5.25% 5/21/30	EUR	350,000	423,118
TeamSystem SpA
5.00% 7/1/31	EUR	110,000	129,594
• 5.19% (3 mo. EURIBOR + 3.25%) 7/1/32	EUR	187,000	220,037
• 5.78% (3 mo. EURIBOR + 3.50%) 7/31/31	EUR	241,000	284,322
Unipol Assicurazioni SpA 4.90% 5/23/34	EUR	100,000	123,611
			8,261,085
Japan–0.13%
μNomura Holdings, Inc. 7.00% 7/15/30		200,000	202,550
μRakuten Group, Inc.
4.25% 4/22/27	EUR	200,000	222,350
8.13% 12/15/29		400,000	391,330
SoftBank Group Corp.
3.38% 7/6/29	EUR	100,000	111,125
5.38% 1/8/29	EUR	388,000	464,247
5.75% 7/8/32	EUR	481,000	565,889
μ 6.88% 7/19/27		200,000	195,256
Takeda Pharmaceutical Co. Ltd. 2.25% 11/21/26	EUR	392,000	460,674
			2,613,421
LVIP BlackRock Global Allocation Fund-13

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Jersey–0.07%
AA Bond Co. Ltd. 6.50% 1/31/26	GBP	308,495	$422,129
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	313,420
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50% 5/15/30		724,000	740,086
			1,475,635
Kuwait–0.01%
EQUATE Petrochemical Co. KSC 4.25% 11/3/26		200,000	198,001
			198,001
Luxembourg–0.68%
@Adler Financing SARL
8.25% 12/31/28	EUR	949,489	1,171,577
10.00% 12/31/29	EUR	115,000	142,576
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.38% 5/21/30	EUR	237,000	285,569
•Arena Luxembourg Finance SARL 4.82% (3 mo. EURIBOR + 2.50%) 5/1/30	EUR	217,000	257,635
μAroundtown Finance SARL
7.13% 1/16/30	EUR	304,000	376,368
8.63% 5/7/29	GBP	366,000	507,137
Becton Dickinson Euro Finance SARL 3.55% 9/13/29	EUR	664,000	803,855
Cidron Aida Finco SARL
7.00% 10/27/31	EUR	118,000	141,885
9.13% 10/27/31	GBP	121,000	169,478
Cirsa Finance International SARL 7.88% 7/31/28	EUR	479,000	587,335
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29		458,000	460,349
ContourGlobal Power Holdings SA 5.00% 2/28/30	EUR	183,000	217,180
Currenta Group Holdings SARL
5.50% 5/15/30	EUR	203,000	243,812
• 6.14% (3 mo. EURIBOR + 4.00%) 5/15/32	EUR	208,000	245,592
Dana Financing Luxembourg SARL 8.50% 7/15/31	EUR	336,000	430,764
EIG Pearl Holdings SARL 3.55% 8/31/36		204,484	181,982
gategroup Finance Luxembourg SA 3.00% 2/28/27	CHF	350,000	433,956
Herens Midco SARL 5.25% 5/15/29	EUR	608,000	523,861
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
INEOS Finance PLC 6.63% 5/15/28	EUR	435,000	$526,061
Intelsat Jackson Holdings SA 6.50% 3/15/30		208,000	212,097
ION Trading Technologies SARL 5.75% 5/15/28		400,000	385,937
Kleopatra Finco SARL 4.25% 3/1/26	EUR	448,000	494,809
•Lion/Polaris Lux 4 SA 5.56% (3 mo. EURIBOR + 3.63%) 7/1/29	EUR	335,000	396,407
Luna 2 5SARL 5.50% 7/1/32	EUR	100,000	120,024
Lune Holdings SARL 5.63% 11/15/28	EUR	243,000	115,051
Matterhorn Telecom SA 3.13% 9/15/26	EUR	638,613	751,435
Maxam Prill SARL 6.00% 7/15/30	EUR	429,000	502,743
Motion Finco SARL 7.38% 6/15/30	EUR	221,000	244,122
Puma International Financing SA 7.75% 4/25/29		200,000	205,500
Rossini SARL
• 5.86% (3 mo. EURIBOR + 3.88%) 12/31/29	EUR	97,157	115,555
6.75% 12/31/29	EUR	162,000	201,444
SES SA
4.13% 6/24/30	EUR	100,000	118,804
4.88% 6/24/33	EUR	125,000	148,671
Stena International SA 7.25% 1/15/31		1,015,000	1,018,144
Summer BC Holdco B SARL
5.88% 2/15/30	EUR	108,000	126,120
• 6.39% (3 mo. EURIBOR + 4.25%) 2/15/30	EUR	140,000	163,262
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		600,000	593,576
@Vivion Investments SARL 6.50% 8/31/28	EUR	516,848	598,167
			14,218,840
Macau–0.01%
Wynn Macau Ltd. 5.63% 8/26/28		200,000	196,618
			196,618
Malta–0.01%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30		106,000	99,373
9.50% 6/1/28		100,000	102,779
			202,152
LVIP BlackRock Global Allocation Fund-14

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Mauritius–0.16%
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27		161,000	$156,214
Diamond II Ltd. 7.95% 7/28/26		200,000	201,775
=•Flourishing Trade & Investment Ltd. 11.04% 4/2/28		2,582,000	2,633,640
Greenko Wind Projects Mauritius Ltd. 7.25% 9/27/28		200,000	201,707
India Cleantech Energy 4.70% 8/10/26		197,500	194,412
			3,387,748
Mexico–0.15%
μBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	194,233
Petroleos Mexicanos
5.95% 1/28/31		62,000	56,050
7.50% 3/31/26		2,810,000	2,810,000
8.75% 6/2/29		55,093	57,078
10.00% 2/7/33		16,000	17,130
			3,134,491
Netherlands–0.46%
μABN AMRO Bank NV 6.38% 9/22/34	EUR	200,000	243,208
Boels Topholding BV
5.75% 5/15/30	EUR	100,000	122,194
6.25% 2/15/29	EUR	708,000	863,383
Citycon Treasury BV
5.00% 3/11/30	EUR	100,000	120,624
5.38% 7/8/31	EUR	100,000	121,079
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	130,293
Darling Global Finance BV 4.50% 7/15/32	EUR	277,000	330,531
Global Switch Finance BV 1.38% 10/7/30	EUR	146,000	161,046
Heimstaden Bostad Treasury BV
0.63% 7/24/25	EUR	359,000	421,660
1.38% 3/3/27	EUR	167,000	191,506
ING Groep NV
3.00% 2/18/26	GBP	100,000	135,931
μ 3.88% 5/16/27		400,000	371,631
μ 7.25% 11/16/34		325,000	330,281
IPD 3 BV 5.50% 6/15/31	EUR	226,000	269,877
Minejesa Capital BV
4.63% 8/10/30		161,038	158,794
5.63% 8/10/37		200,000	192,539
μNN Group NV 5.75% 9/11/34	EUR	200,000	233,425
Nobian Finance BV 3.63% 7/15/26	EUR	376,000	441,279
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands (continued)
Q-Park Holding I BV 5.13% 2/15/30	EUR	508,000	$617,997
Sigma Holdco BV 5.75% 5/15/26	EUR	116,127	136,450
Sunrise FinCo I BV 4.88% 7/15/31		610,000	576,908
Teva Pharmaceutical Finance Netherlands II BV
1.88% 3/31/27	EUR	235,000	269,407
3.75% 5/9/27	EUR	465,000	550,381
Trivium Packaging Finance BV 6.63% 7/15/30	EUR	129,000	157,050
United Group BV
• 6.39% (3 mo. EURIBOR + 4.25%) 2/15/31	EUR	478,000	561,971
6.50% 10/31/31	EUR	111,000	132,109
μVolkswagen International Finance NV 5.99% 11/15/33	EUR	100,000	118,918
VZ Secured Financing BV 5.00% 1/15/32		385,000	342,499
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	709,000	758,021
μWintershall Dea Finance 2 BV 6.12% 5/8/30	EUR	250,000	300,746
ZF Europe Finance BV 7.00% 6/12/30	EUR	200,000	236,099
			9,597,837
Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	139,660
			139,660
Peru–0.01%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		55,000	56,723
Volcan Cia Minera SAA 8.75% 1/24/30		51,000	50,664
			107,387
Philippines–0.01%
μSan Miguel Global Power Holdings Corp. 8.13% 12/2/29		200,000	196,954
			196,954
Portugal–0.02%
μEDP SA 4.63% 9/16/54	EUR	300,000	358,327
			358,327
Republic of Korea–0.02%
LG Energy Solution Ltd.
5.38% 4/2/30		200,000	200,515
LVIP BlackRock Global Allocation Fund-15

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Republic of Korea (continued)
LG Energy Solution Ltd. (continued)
• 6.09% (1 day USD SOFR + 1.70%) 4/2/30		200,000	$199,819
			400,334
Singapore–0.09%
Continuum Energy Aura Pte. Ltd. 9.50% 2/24/27		200,000	206,502
Seagate Data Storage Technology Pte. Ltd.
8.25% 12/15/29		681,000	727,327
8.50% 7/15/31		362,000	387,531
Seagate Data Storguar 144A 12/32 9.625 9.63% 12/1/32		560,000	631,384
			1,952,744
Spain–0.13%
μBanco Bilbao Vizcaya Argentaria SA
6.88% 12/13/30	EUR	200,000	249,431
7.75% 1/14/32		400,000	405,483
8.38% 6/21/28	EUR	200,000	260,622
μBanco Santander SA 3.13% 10/6/26	GBP	200,000	273,337
μBankinter SA 7.38% 8/15/28	EUR	400,000	505,341
μCaixaBank SA 5.88% 10/9/27	EUR	200,000	244,162
Grifols SA 7.13% 5/1/30	EUR	258,000	315,342
Kaixo Bondco Telecom SA 5.13% 9/30/29	EUR	207,000	247,194
Telefonica Emisiones SA 5.38% 2/2/26	GBP	133,000	183,177
			2,684,089
Sweden–0.12%
‡Intrum AB
3.00% 9/15/27	EUR	406,000	404,287
9.25% 3/15/28	EUR	162,000	169,837
Preem Holdings AB 12.00% 6/30/27	EUR	152,800	187,458
μSwedbank AB 1.38% 12/8/27	GBP	100,000	131,379
Verisure Holding AB
3.25% 2/15/27	EUR	324,000	379,287
9.25% 10/15/27	EUR	367,200	450,744
Verisure Midholding AB 5.25% 2/15/29	EUR	605,000	715,333
			2,438,325
Switzerland–0.03%
μUBS Group AG
6.85% 9/10/29		525,000	527,304
7.00% 2/10/30		200,000	198,956
			726,260
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	$194,084
			194,084
Thailand–0.01%
Muangthai Capital PCL 6.88% 9/30/28		200,000	199,427
			199,427
United Arab Emirates–0.01%
μDP World Salaam 6.00% 10/1/25		200,000	199,685
			199,685
United Kingdom–1.23%
Allwyn Entertainment Financing U.K. PLC 7.25% 4/30/30	EUR	478,000	597,388
Amber Finco PLC 6.63% 7/15/29	EUR	577,000	711,147
Ardonagh Finco Ltd. 6.88% 2/15/31	EUR	1,051,000	1,272,126
Aston Martin Capital Holdings Ltd. 10.38% 3/31/29	GBP	461,000	589,568
Barclays PLC 3.25% 2/12/27	GBP	100,000	134,598
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	1,008,000	1,336,851
6.13% 11/30/28	GBP	153,000	202,915
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	678,000	712,512
Bellis Acquisition Co. PLC 8.00% 7/1/31	EUR	225,000	265,558
Bellis Finco PLC 4.00% 2/16/27	GBP	729,000	1,000,087
BG Energy Capital PLC 5.13% 12/1/25	GBP	133,000	182,770
@Bracken MidCo1 PLC 6.75% 11/1/27	GBP	131,000	177,869
μBritish Telecommunications PLC 4.88% 11/23/81		331,000	303,066
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.63% 2/15/32	EUR	216,000	261,701
CD&R Firefly Bidco PLC 8.63% 4/30/29	GBP	100,000	141,110
μCentrica PLC 6.50% 5/21/55	GBP	356,000	494,161
Deuce Finco PLC
5.50% 6/15/27	GBP	656,000	892,534
5.50% 6/15/27	GBP	610,000	829,948
Edge Finco PLC 8.13% 8/15/31	GBP	641,000	916,453
eG Global Finance PLC 12.00% 11/30/28		487,000	537,587
LVIP BlackRock Global Allocation Fund-16

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Gatwick Airport Finance PLC 4.38% 4/7/26	GBP	214,000	$291,540
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 11.50% 8/15/29		200,000	195,692
Heathrow Finance PLC 6.63% 3/1/31	GBP	625,000	852,749
μHSBC Holdings PLC
4.75% 7/4/29	EUR	341,000	399,746
6.95% 8/27/31		68,000	68,257
INEOS Finance PLC 5.63% 8/15/30	EUR	107,000	122,482
INEOS Quattro Finance 2 PLC
6.75% 4/15/30	EUR	188,000	204,186
8.50% 3/15/29	EUR	251,000	294,548
Informa PLC 3.13% 7/5/26	GBP	100,000	135,168
Kane Bidco Ltd. 6.50% 2/15/27	GBP	616,000	854,226
μLloyds Banking Group PLC 7.50% 6/27/30	GBP	200,000	275,930
Market Bidco Finco PLC
4.75% 11/4/27	EUR	286,000	335,158
5.50% 11/4/27	GBP	626,000	842,119
Mobico Group PLC 4.88% 9/26/31	EUR	250,000	238,425
National Grid PLC 0.16% 1/20/28	EUR	564,000	624,554
μNationwide Building Society
5.75% 6/20/27	GBP	200,000	270,534
7.50% 12/20/30	GBP	409,000	566,635
μNatWest Group PLC
3.13% 3/28/27	GBP	100,000	135,880
7.50% 2/28/32	GBP	200,000	272,444
Ocado Group PLC 11.00% 6/15/30	GBP	180,000	240,316
OEG Finance PLC 7.25% 9/27/29		148,000	178,695
Pinewood Finco PLC 6.00% 3/27/30	GBP	630,000	853,963
Pinnacle Bidco PLC 10.00% 10/11/28	GBP	194,000	281,473
Stonegate Pub Co. Financing PLC
• 8.77% (3 mo. EURIBOR + 6.63%) 7/31/29	EUR	139,000	166,191
10.75% 7/31/29	GBP	406,000	577,746
Thames Water Utilities Finance PLC 4.00% 6/19/27	GBP	400,000	382,581
^Thames Water Utilities Ltd. 0.00% 3/22/27	GBP	3,000	3,435
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	365,267	524,787
Vedanta Resources Finance II PLC 10.88% 9/17/29		200,000	207,121
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	707,000	$875,407
4.25% 1/15/30	GBP	340,000	426,460
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	941,000	1,228,695
Vmed O2 U.K. Financing I PLC 4.50% 7/15/31	GBP	424,000	520,893
μVodafone Group PLC
4.13% 6/4/81		67,000	61,232
8.00% 8/30/86	GBP	147,000	218,990
Zegona Finance PLC 6.75% 7/15/29	EUR	357,000	446,811
			25,735,018
United States–4.34%
Acadia Healthcare Co., Inc.
5.50% 7/1/28		198,000	196,727
7.38% 3/15/33		174,000	179,260
Acrisure LLC/Acrisure Finance, Inc. 4.25% 2/15/29		266,000	255,286
Aethon United BR LP/Aethon United Finance Corp. 7.50% 10/1/29		185,000	194,053
Affinity Interactive 6.88% 12/15/27		92,000	56,465
AG Issuer LLC 6.25% 3/1/28		300,000	300,052
Alexander Funding Trust II 7.47% 7/31/28		145,000	155,061
Allegiant Travel Co. 7.25% 8/15/27		252,000	252,073
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25% 10/15/27		343,000	336,689
7.00% 1/15/31		200,000	206,882
Allied Universal Holdco LLC 7.88% 2/15/31		300,000	313,408
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,424,000	1,873,799
Alpha Generation LLC 6.75% 10/15/32		200,000	206,169
AMC Networks, Inc.
4.25% 2/15/29		595,000	476,660
10.25% 1/15/29		679,000	703,929
Amentum Holdings, Inc. 7.25% 8/1/32		200,000	205,831
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26		14,667	14,633
American Axle & Manufacturing, Inc. 5.00% 10/1/29		285,000	260,811
LVIP BlackRock Global Allocation Fund-17

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
American Tower Corp. 0.45% 1/15/27	EUR	983,000	$1,123,341
Amgen, Inc. 5.50% 12/7/26	GBP	100,000	139,057
Amkor Technology, Inc. 6.63% 9/15/27		190,000	190,476
AmWINS Group, Inc.
4.88% 6/30/29		67,000	65,112
6.38% 2/15/29		200,000	203,847
Aramark Services, Inc. 5.00% 2/1/28		200,000	199,195
Arches Buyer, Inc. 4.25% 6/1/28		174,000	166,542
Arcosa, Inc. 6.88% 8/15/32		268,000	278,136
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13% 8/15/26		2,125,000	1,995,099
Aretec Group, Inc. 10.00% 8/15/30		440,000	483,524
AT&T, Inc.
2.90% 12/4/26	GBP	152,000	204,049
5.50% 3/15/27	GBP	50,000	69,720
ATI, Inc. 7.25% 8/15/30		334,000	350,000
Aviation Capital Group LLC 1.95% 9/20/26		18,000	17,422
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38% 3/1/29		247,000	238,058
8.00% 2/15/31		100,000	103,574
8.25% 1/15/30		100,000	104,440
Ball Corp. 4.25% 7/1/32	EUR	231,000	275,688
μBank of America Corp. 1.95% 10/27/26	EUR	399,000	469,388
μBank of New York Mellon Corp. 6.30% 3/20/30		49,000	50,338
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32		153,000	156,515
Beach Acquisition Bidco LLC 5.25% 7/15/32	EUR	177,000	210,061
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25% 7/15/32		257,000	272,332
Boyd Gaming Corp. 4.75% 6/15/31		282,000	270,282
Caesars Entertainment, Inc.
4.63% 10/15/29		205,000	195,680
6.00% 10/15/32		190,000	186,335
California Resources Corp. 8.25% 6/15/29		266,000	273,043
Calpine Corp.
4.63% 2/1/29		93,000	91,849
5.00% 2/1/31		362,000	358,104
5.13% 3/15/28		100,000	99,888
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 2/1/32		135,000	$128,051
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00% 6/15/29		32,000	26,461
Central Parent, Inc./CDK Global, Inc. 7.25% 6/15/29		105,000	85,329
CHS/Community Health Systems, Inc.
4.75% 2/15/31		173,000	147,895
5.25% 5/15/30		340,000	301,494
Churchill Downs, Inc.
5.50% 4/1/27		258,000	257,503
5.75% 4/1/30		265,000	265,864
Cinemark USA, Inc.
5.25% 7/15/28		200,000	199,052
7.00% 8/1/32		138,000	143,267
Citigroup, Inc.
μ 1.25% 7/6/26	EUR	399,000	470,007
1.75% 10/23/26	GBP	100,000	132,485
μ 6.95% 2/15/30		54,000	55,151
Civitas Resources, Inc.
8.38% 7/1/28		296,000	303,078
8.63% 11/1/30		263,000	267,008
Clarios Global LP/Clarios U.S. Finance Co.
4.75% 6/15/31	EUR	296,000	350,012
6.75% 5/15/28		104,000	106,751
6.75% 2/15/30		386,000	401,358
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27		147,000	145,328
9.00% 9/15/28		100,000	104,782
Cloud Software Group, Inc.
6.50% 3/31/29		768,000	775,152
8.25% 6/30/32		667,000	709,841
9.00% 9/30/29		188,000	194,867
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29		197,000	199,853
6.75% 4/15/32		100,000	102,627
8.75% 4/15/30		369,000	377,422
Comcast Corp. 0.25% 9/14/29	EUR	234,000	248,503
CommScope LLC 9.50% 12/15/31		130,000	136,138
Comstock Resources, Inc.
6.75% 3/1/29		100,000	100,224
6.75% 3/1/29		200,000	199,380
Cornerstone Building Brands, Inc. 9.50% 8/15/29		100,000	91,932
Crescent Energy Finance LLC 7.38% 1/15/33		263,000	251,377
LVIP BlackRock Global Allocation Fund-18

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CSC Holdings LLC
5.50% 4/15/27		400,000	$381,899
11.25% 5/15/28		200,000	199,247
11.75% 1/31/29		363,000	345,270
CVR Energy, Inc.
5.75% 2/15/28		200,000	191,501
8.50% 1/15/29		5,000	5,002
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38% 6/30/33		25,000	24,883
8.63% 3/15/29		281,000	291,645
Dotdash Meredith, Inc. 7.63% 6/15/32		50,000	48,485
Encino Acquisition Partners Holdings LLC 8.75% 5/1/31		222,000	245,167
Endo Finance Holdings, Inc. 8.50% 4/15/31		200,000	211,712
Energizer Holdings, Inc. 4.38% 3/31/29		130,000	122,956
EQT Corp. 7.50% 6/1/30		95,000	104,406
EquipmentShare.com, Inc.
8.00% 3/15/33		58,000	60,760
8.63% 5/15/32		25,000	26,567
9.00% 5/15/28		100,000	105,643
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63% 1/15/29		200,000	191,563
Fidelity National Information Services, Inc. 1.50% 5/21/27	EUR	415,000	480,627
μFirst Citizens BancShares, Inc. 6.25% 3/12/40		1,735,000	1,726,399
Focus Financial Partners LLC 6.75% 9/15/31		324,000	330,728
Freedom Mortgage Corp. 12.00% 10/1/28		200,000	215,085
Freedom Mortgage Holdings LLC 8.38% 4/1/32		200,000	202,155
Frontier Communications Holdings LLC
5.00% 5/1/28		719,000	718,697
5.88% 10/15/27		720,000	720,273
5.88% 11/1/29		40,000	40,399
6.00% 1/15/30		40,000	40,516
6.75% 5/1/29		430,000	435,623
8.63% 3/15/31		785,000	834,069
8.75% 5/15/30		976,000	1,020,770
Frontier Florida LLC 6.86% 2/1/28		874,000	909,339
Frontier North, Inc. 6.73% 2/15/28		354,000	362,015
Full House Resorts, Inc. 8.25% 2/15/28		27,000	26,235
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
General Motors Financial Co., Inc. 4.30% 2/15/29	EUR	280,000	$344,100
Global Partners LP/GLP Finance Corp. 7.13% 7/1/33		165,000	167,312
Global Payments, Inc. 4.88% 3/17/31	EUR	193,000	238,689
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	506,897
0.88% 5/9/29	EUR	437,000	478,799
7.25% 4/10/28	GBP	50,000	73,428
Goodyear Tire & Rubber Co. 5.25% 7/15/31		220,000	210,949
GoTo Group, Inc.
5.50% 5/1/28		132,700	108,814
5.50% 5/1/28		137,700	44,752
•GS Finance Corp. 8.75% 2/14/30		3,100,000	3,152,452
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 7.88% 5/1/29	EUR	622,000	757,963
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88% 7/1/31		300,000	276,437
5.00% 6/1/29		64,000	61,558
Howard Midstream Energy Partners LLC
7.38% 7/15/32		336,000	353,371
8.88% 7/15/28		100,000	104,984
HUB International Ltd. 7.25% 6/15/30		399,000	416,969
•Hyundai Capital America 5.76% (1 day USD SOFR + 1.35%) 3/27/30		200,000	199,376
International Business Machines Corp. 3.38% 2/6/27	EUR	382,000	456,611
ITT Holdings LLC 6.50% 8/1/29		222,000	211,111
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31		200,000	194,576
♦JetBlue Pass-Through Trust 2.75% 11/15/33		119,032	104,166
μJPMorgan Chase & Co.
1.09% 3/11/27	EUR	415,000	484,488
3.67% 6/6/28	EUR	352,000	423,860
6.50% 4/1/30		49,000	50,606
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29		123,000	127,385
Kronos International, Inc. 9.50% 3/15/29	EUR	100,000	126,857
LVIP BlackRock Global Allocation Fund-19

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
LCM Investments Holdings II LLC 4.88% 5/1/29		386,000	$375,366
Level 3 Financing, Inc.
6.88% 6/30/33		140,000	142,453
10.00% 10/15/32		199,200	201,190
LGI Homes, Inc. 7.00% 11/15/32		420,000	399,735
LifePoint Health, Inc. 8.38% 2/15/32		165,000	175,815
Light & Wonder International, Inc. 7.25% 11/15/29		200,000	206,051
Live Nation Entertainment, Inc. 4.75% 10/15/27		350,000	346,195
Magnera Corp.
4.75% 11/15/29		90,000	79,532
7.25% 11/15/31		85,000	80,146
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27		252,000	256,131
McGraw-Hill Education, Inc.
5.75% 8/1/28		27,000	27,163
7.38% 9/1/31		160,000	166,903
Medline Borrower LP 5.25% 10/1/29		785,000	778,881
MGM Resorts International 6.50% 4/15/32		57,000	57,930
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25% 4/15/30		143,000	147,606
μMorgan Stanley
1.34% 10/23/26	EUR	506,000	594,177
4.66% 3/2/29	EUR	365,000	451,036
MPT Operating Partnership LP/MPT Finance Corp. 7.00% 2/15/32	EUR	220,000	265,498
Nasdaq, Inc. 4.50% 2/15/32	EUR	281,000	352,795
Nationstar Mortgage Holdings, Inc.
5.00% 2/1/26		161,000	160,358
5.13% 12/15/30		240,000	242,899
5.75% 11/15/31		294,000	298,584
NCL Corp. Ltd. 6.75% 2/1/32		336,000	343,267
NCR Atleos Corp. 9.50% 4/1/29		738,000	808,378
NCR Voyix Corp.
5.00% 10/1/28		110,000	108,885
5.13% 4/15/29		334,000	328,969
Netflix, Inc. 3.63% 5/15/27	EUR	753,000	906,445
Newell Brands, Inc.
6.38% 5/15/30		125,000	121,603
6.63% 5/15/32		155,000	147,863
Nexstar Media, Inc. 5.63% 7/15/27		289,000	288,324
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Novelis Corp.
3.25% 11/15/26	100,000	$98,398
3.88% 8/15/31	333,000	299,222
4.75% 1/30/30	100,000	95,819
Occidental Petroleum Corp. 5.20% 8/1/29	190,000	190,611
Olympus Water U.S. Holding Corp.
4.25% 10/1/28	400,000	380,385
9.75% 11/15/28	232,000	244,303
OneMain Finance Corp. 7.13% 11/15/31	80,000	83,238
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	600,000	520,713
OT Midco, Inc. 10.00% 2/15/30	509,000	392,821
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	200,000	191,335
4.63% 3/15/30	200,000	191,022
5.00% 8/15/27	200,000	199,001
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31	2,000	2,050
Panther Escrow Issuer LLC 7.13% 6/1/31	401,000	416,539
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88% 5/15/29	200,000	193,781
5.88% 10/1/28	102,000	101,870
Performance Food Group, Inc.
5.50% 10/15/27	122,000	121,745
6.13% 9/15/32	205,000	209,701
Permian Resources Operating LLC
5.38% 1/15/26	33,000	32,944
8.00% 4/15/27	215,000	219,816
PetSmart, Inc./PetSmart Finance Corp. 4.75% 2/15/28	284,000	276,942
Pike Corp. 5.50% 9/1/28	100,000	99,935
Pitney Bowes, Inc. 6.88% 3/15/27	639,000	644,815
Post Holdings, Inc.
5.50% 12/15/29	270,000	268,762
6.25% 10/15/34	182,000	183,034
Prestige Brands, Inc.
3.75% 4/1/31	213,000	196,276
5.13% 1/15/28	200,000	198,432
LVIP BlackRock Global Allocation Fund-20

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25% 1/15/28		470,000	$470,736
Procter & Gamble Co. 4.88% 5/11/27	EUR	268,000	331,005
Quikrete Holdings, Inc. 6.75% 3/1/33		467,000	481,863
Reworld Holding Corp. 4.88% 12/1/29		210,000	199,782
RingCentral, Inc. 8.50% 8/15/30		970,000	1,037,888
RR Donnelley & Sons Co. 9.50% 8/1/29		63,000	63,000
Sabre GLBL, Inc.
8.63% 6/1/27		157,000	160,729
10.75% 11/15/29		938,000	963,838
11.13% 7/15/30		330,000	345,180
SCIH Salt Holdings, Inc. 4.88% 5/1/28		300,000	292,287
Scotts Miracle-Gro Co.
4.00% 4/1/31		100,000	91,850
4.38% 2/1/32		185,000	169,878
Select Medical Corp. 6.25% 12/1/32		511,000	514,051
Service Properties Trust
8.38% 6/15/29		1,242,000	1,291,788
8.63% 11/15/31		358,000	384,339
8.88% 6/15/32		1,352,000	1,390,205
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50% 5/15/33	EUR	177,000	215,672
Six Flags Entertainment Corp. 5.50% 4/15/27		248,000	247,466
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25% 7/15/29		153,000	149,832
SM Energy Co. 6.75% 8/1/29		105,000	104,614
Snap, Inc. 6.88% 3/1/33		171,000	175,468
=Sonder 7.00% 12/10/27		1,360,897	1,166,969
Spirit AeroSystems, Inc.
9.38% 11/30/29		623,000	661,010
9.75% 11/15/30		2,175,000	2,398,701
♦Spirit Airlines Pass-Through Trust
3.38% 8/15/31		201,080	177,994
3.65% 8/15/31		526,428	455,881
4.10% 10/1/29		17,178	15,759
SS&C Technologies, Inc.
5.50% 9/30/27		340,000	340,298
6.50% 6/1/32		446,000	463,000
Stagwell Global LLC 5.63% 8/15/29		213,000	203,740
Star Parent, Inc. 9.00% 10/1/30		200,000	210,364
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Starwood Property Trust, Inc. 3.63% 7/15/26		100,000	$98,301
Starz Capital Holdings 1, Inc. 5.50% 4/15/29		1,881,000	1,634,721
Starz Capital Holdings LLC 5.50% 4/15/29		126,000	104,983
Station Casinos LLC 6.63% 3/15/32		182,000	186,097
STL Holding Co. LLC 8.75% 2/15/29		156,000	162,977
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00% 6/1/31		200,000	189,219
Talen Energy Supply LLC 8.63% 6/1/30		350,000	375,083
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28		320,000	318,121
6.00% 12/31/30		296,000	290,440
6.00% 9/1/31		100,000	97,585
Tenet Healthcare Corp. 6.13% 10/1/28		800,000	801,121
Tenneco, Inc. 8.00% 11/17/28		731,000	722,884
μTexas Capital Bancshares, Inc. 4.00% 5/6/31		879,000	853,158
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	474,460
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27		789,000	788,447
TransDigm, Inc.
4.63% 1/15/29		100,000	98,120
4.88% 5/1/29		200,000	196,516
6.38% 5/31/33		360,000	360,326
Transocean Titan Financing Ltd. 8.38% 2/1/28		133,000	135,096
Transocean, Inc. 8.25% 5/15/29		364,000	336,533
Tronox, Inc. 4.63% 3/15/29		151,000	130,299
UKG, Inc. 6.88% 2/1/31		375,000	389,091
♦United Airlines Pass-Through Trust 2.90% 11/1/29		81,846	75,910
United Wholesale Mortgage LLC 5.50% 4/15/29		50,000	48,533
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75% 4/15/28		553,000	541,987
10.50% 2/15/28		782,000	828,953
Univision Communications, Inc.
4.50% 5/1/29		123,000	111,832
6.63% 6/1/27		290,000	289,209
8.50% 7/31/31		69,000	69,076
LVIP BlackRock Global Allocation Fund-21

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 9/1/27		230,000	$230,463
7.13% 3/15/29		300,000	307,480
UWM Holdings LLC 6.63% 2/1/30		288,000	288,298
Valaris Ltd. 8.38% 4/30/30		151,000	154,922
Venture Global LNG, Inc.
7.00% 1/15/30		262,000	264,859
μ 9.00% 9/30/29		345,000	335,409
Venture Global Plaquemines LNG LLC
6.50% 1/15/34		55,000	55,000
6.75% 1/15/36		57,000	57,000
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	123,975
4.25% 10/31/30	EUR	363,000	452,299
Viking Cruises Ltd. 5.88% 9/15/27		573,000	573,320
Vistra Operations Co. LLC 5.63% 2/15/27		1,041,000	1,041,712
Vital Energy, Inc. 7.88% 4/15/32		136,000	116,283
Voyager Parent LLC 9.25% 7/1/32		100,000	104,043
Wand NewCo 3, Inc. 7.63% 1/30/32		200,000	210,186
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28		7,000	6,780
Wells Fargo & Co.
0.63% 3/25/30	EUR	450,000	475,214
1.38% 10/26/26	EUR	415,000	482,751
1.50% 5/24/27	EUR	634,000	734,400
Western Digital Corp. 4.75% 2/15/26		22,000	21,942
Wildfire Intermediate Holdings LLC 7.50% 10/15/29		202,000	200,661
WR Grace Holdings LLC 4.88% 6/15/27		182,000	180,949
Xerox Corp. 10.25% 10/15/30		330,000	345,492
Xerox Issuer Corp. 13.50% 4/15/31		310,000	318,202
Zayo Group Holdings, Inc. 4.00% 3/1/27		103,000	96,591
			90,579,405
Vietnam–0.01%
Mong Duong Finance Holdings BV 5.13% 5/7/29		169,400	165,414
			165,414
Total Corporate Bonds (Cost $204,042,528)			203,151,550
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS–4.32%
Belgium–0.07%
•United Petfood Finance BV 5.17% (6 mo. EURIBOR + 2.75%) 2/26/32	EUR	1,280,899	$1,503,178
			1,503,178
Canada–0.01%
•Garda World Security Corp. 7.31% (1 mo. USD Term SOFR + 3.00%) 2/1/29		213,914	214,032
			214,032
Finland–0.10%
•Mehilainen Yhtiot OYJ 5.48% (3 mo. EURIBOR + 3.50%) 8/5/31	EUR	1,682,441	1,982,288
			1,982,288
France–0.37%
•Banijay Entertainment SAS 5.59% (3 mo. EURIBOR + 3.25%) 2/10/32	EUR	1,165,254	1,369,331
•Cegid Group SAS 5.44% (3 mo. EURIBOR + 3.25%) 1/31/30	EUR	1,000,000	1,175,677
•HomeVI SAS 7.19% (3 mo. EURIBOR + 5.00%) 10/31/29	EUR	1,000,000	1,172,179
•Obol France 3 SAS 7.19% (6 mo. EURIBOR + 5.00%) 12/31/28	EUR	1,000,000	1,155,134
•Parts Europe SA 5.49% (3 mo. EURIBOR + 3.25%) 2/3/31	EUR	1,584,700	1,866,362
•Ramsay Generale de Sante SA 5.49% (3 mo. EURIBOR + 3.25%) 8/13/31	EUR	900,000	1,053,233
			7,791,916
Germany–0.40%
•Aenova Holding GmbH 5.01% (3 mo. EURIBOR + 3.00%) 8/22/31	EUR	1,132,076	1,321,581
•Apleona Holding GmbH 5.74% (3 mo. EURIBOR + 3.55%) 4/28/28	EUR	1,200,234	1,410,876
•Aviv Group GmbH 6.10% (6 mo. EURIBOR + 4.00%) 4/23/32	EUR	1,146,496	1,350,732
•Nidda Healthcare Holding AG 6.05% (3 mo. EURIBOR + 4.00%) 2/21/30	EUR	1,439,394	1,694,772
•Schoen Klinik SE 4.98% (3 mo. EURIBOR + 3.00%) 1/12/31	EUR	666,667	779,411
•Speedster Bidco GmbH 5.88% (6 mo. EURIBOR + 3.50%) 12/10/31	EUR	720,000	848,218
LVIP BlackRock Global Allocation Fund-22

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Germany (continued)
•TK Elevator Midco GmbH 5.85% (3 mo. EURIBOR + 3.25%) 4/30/30	EUR	759,600	$890,601
			8,296,191
Ireland–0.09%
•Applegreen Ireland 7.19% (3 mo. EURIBOR + 5.00%) 1/30/32	EUR	569,620	675,010
•ION Trading Technologies SARL 6.23% (3 mo. EURIBOR + 4.25%) 4/3/28	EUR	1,000,000	1,168,068
			1,843,078
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.05% (6 mo. EURIBOR + 8.00%) 7/6/27	EUR	650,604	655,254
12.45% (SONIA + 8.00%) 9/23/27	GBP	378,764	443,899
			1,099,153
Luxembourg–0.24%
•Helios Software Holdings, Inc. 5.23% (3 mo. EURIBOR + 3.25%) 3/13/28	EUR	1,000,000	1,165,877
•INEOS Finance PLC 5.43% (1 mo. EURIBOR + 3.50%) 6/23/31	EUR	1,000,000	1,148,502
•Matterhorn Telecom Holding SA 4.53% (3 mo. EURIBOR + 2.50%) 1/30/32	EUR	1,000,000	1,173,168
Tackle SARL
+ 0.00% 5/22/28	EUR	593,750	697,366
• 5.37% (6 mo. EURIBOR + 3.25%) 5/22/28	EUR	656,250	770,293
			4,955,206
Netherlands–0.71%
=π•Cypher Bidco 6.41% (3 mo. EURIBOR + 4.25%) 12/30/27	EUR	1,485,170	1,694,874
•Median BV 6.91% (3 mo. EURIBOR + 4.93%) 10/14/27	EUR	981,818	1,152,034
•Peer Holding III BV 4.73% (3 mo. EURIBOR + 2.75%) 7/1/31	EUR	1,400,000	1,646,377
•Pegasus Bidco BV 5.64% (3 mo. EURIBOR + 3.50%) 7/12/29	EUR	1,333,333	1,572,564
•Stage Entertainment BV 6.12% (3 mo. EURIBOR + 4.00%) 6/2/29	EUR	1,000,000	1,180,307
•Unit4 NV 5.48% (3 mo. EURIBOR + 3.50%) 6/29/28	EUR	682,733	802,842
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Netherlands (continued)
•Upfield BV 9.99% (SONIA + 5.25%) 1/3/28	GBP	1,543,000	$2,100,271
•Ziggo BV 4.89% (1 mo. EURIBOR + 3.00%) 1/31/29	EUR	4,186,717	4,706,957
			14,856,226
New Zealand–0.05%
•FNZ Group Services Ltd. 10.21% (SONIA + 6.00%) 11/5/31	GBP	1,000,000	1,087,825
			1,087,825
Norway–0.02%
•Sector Alarm Holding AS 5.51% (3 mo. EURIBOR + 3.50%) 6/14/29	EUR	406,916	479,087
			479,087
Spain–0.24%
•Aernnova Aerospace SAU 6.32% (3 mo. EURIBOR + 4.00%) 2/27/30	EUR	1,302,917	1,530,383
•Areas Worldwide SA 6.04% (6 mo. EURIBOR + 4.00%) 12/31/29	EUR	1,219,531	1,433,861
•Europa University Education Group SL 5.29% (6 mo. EURIBOR + 3.25%) 10/30/31	EUR	741,599	873,226
•HBX Group International PLC 4.87% (6 mo. EURIBOR + 2.75%) 2/13/32	EUR	1,010,869	1,184,800
			5,022,270
Sweden–0.06%
•Quimper AB 6.08% (3 mo. EURIBOR + 3.75%) 3/29/30	EUR	1,008,696	1,183,525
			1,183,525
United Kingdom–0.53%
•Bellis Acquisition Co. PLC 6.31% (6 mo. EURIBOR + 4.00%) 5/14/31	EUR	1,237,872	1,377,589
•CD&R Firefly Bidco Ltd. 9.96% (SONIA + 4.75%) 4/29/29	GBP	478,700	652,981
•Froneri Lux Finco SARL 5.10% (6 mo. EURIBOR + 2.50%) 9/30/31	EUR	1,000,000	1,157,996
•GVC Holdings Ltd. 5.29% (6 mo. EURIBOR + 3.25%) 6/30/28	EUR	723,530	853,783
•INEOS Quattro Holdings U.K. Ltd. 6.43% (1 mo. EURIBOR + 4.50%) 4/2/29	EUR	902,737	1,007,850
LVIP BlackRock Global Allocation Fund-23

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United Kingdom (continued)
Inspired Finco Holdings Ltd.
+ 0.00% 2/28/31	EUR	383,142	$449,197
• 5.17% (1 mo. EURIBOR + 3.25%) 2/28/31	EUR	191,571	224,598
• 5.18% (1 mo. EURIBOR + 3.25%) 2/28/31	EUR	144,499	169,411
•Market Bidco Ltd. 6.63% (3 mo. EURIBOR + 4.50%) 11/4/30	EUR	319,950	371,470
•MasOrange Finco PLC 4.81% (6 mo. EURIBOR + 2.75%) 3/25/31	EUR	1,326,229	1,549,047
=π•Mercia A-1 6.61% (SONIA + 2.40%) 4/9/26	GBP	455,979	625,900
=π•Mercia A-2 6.61% (SONIA + 2.40%) 4/9/26	GBP	1,390,332	1,908,438
=π•Mercia B-1 6.61% (SONIA + 2.40%) 4/9/26	GBP	80,087	109,931
•Zegona Communications PLC 5.66% (6 mo. EURIBOR + 3.00%) 7/17/29	EUR	425,532	499,166
			10,957,357
United States–1.38%
•Allied Universal Holdco LLC 8.18% (1 mo. USD Term SOFR + 3.75%) 5/12/28		494,859	497,046
•Altar Bidco, Inc. 9.75% (12 mo. SOFR CME + 5.60%) 2/1/30		1,680,278	1,575,261
•Amentum Government Services Holdings LLC 6.58% (1 mo. USD Term SOFR + 2.25%) 9/29/31		647,520	645,901
•Arsenal AIC Parent LLC 7.08% (1 mo. USD Term SOFR + 2.75%) 8/19/30		98,320	98,099
@•Avaya, Inc. 11.83% (1 mo. USD Term SOFR + 7.50%) 8/1/28		4,449	3,464
•Bally's Corp. 7.78% (3 mo. USD Term SOFR + 3.25%) 10/2/28		496,948	437,935
•Bausch & Lomb Corp. 8.67% (1 mo. USD Term SOFR + 4.25%) 5/10/27		509,450	508,350
•Belron Finance LLC 7.05% (3 mo. USD Term SOFR + 2.75%) 10/16/31		541,905	543,791
•Boost Newco Borrower LLC 6.30% (3 mo. USD Term SOFR + 2.00%) 1/31/31		656,371	657,736
•Caesars Entertainment, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 2/6/31		1,016,704	1,014,803
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Charter Communications Operating LLC 6.55% (3 mo. USD Term SOFR + 2.25%) 12/15/31		108,170	$108,320
•Clarios Global LP 5.18% (1 mo. EURIBOR + 3.25%) 1/28/32	EUR	1,000,000	1,174,570
•Cloud Software Group, Inc. 7.80% (3 mo. USD Term SOFR + 3.50%) 3/29/29		474,081	474,404
•Clydesdale Acquisition Holdings, Inc. 7.50% (1 mo. USD Term SOFR + 3.18%) 4/13/29		648,177	646,615
•ConnectWise LLC 8.06% (3 mo. USD Term SOFR + 3.50%) 9/29/28		427,569	429,352
•CPPIB Capital, Inc. 7.05% (3 mo. USD Term SOFR + 2.75%) 8/20/31		581,606	579,425
•CSC Holdings LLC 9.00% (3 mo. Prime Rate + 1.50%) 4/15/27		207,688	202,089
•CVR Energy, Inc. 8.30% (3 mo. USD Term SOFR + 4.00%) 12/30/27		576,915	575,952
•Digital Room Holdings, Inc. 9.68% (1 mo. USD Term SOFR + 5.25%) 12/21/28		350,914	345,872
•DirecTV Financing LLC
9.54% (3 mo. USD Term SOFR + 5.00%) 8/2/27		70,756	70,950
9.83% (1 mo. USD Term SOFR + 5.50%) 2/17/31		789,600	751,304
•ECL Entertainment LLC 7.83% (1 mo. USD Term SOFR + 3.50%) 9/3/30		1,246,019	1,244,461
•Emerald Technologies U.S. Acquisitionco, Inc. 10.73% (3 mo. USD Term SOFR + 6.25%) 12/29/27		405,785	279,992
•Fertitta Entertainment LLC 7.83% (1 mo. USD Term SOFR + 3.50%) 1/27/29		732,888	731,605
•First Brands Group LLC 7.19% (3 mo. EURIBOR + 5.00%) 3/30/27	EUR	734,382	834,070
=π•Galaxy Universal LLC 10.75% (6 mo. USD Term SOFR + 6.25%) 11/12/26		1,319,927	1,313,328
•GoTo Group, Inc.
9.16% (1 mo. USD Term SOFR + 4.75%) 4/28/28		39,367	13,943
9.16% (1 mo. USD Term SOFR + 4.75%) 4/28/28		36,441	31,599
LVIP BlackRock Global Allocation Fund-24

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Hydrofarm Holdings LLC 10.04% (3 mo. USD Term SOFR + 5.50%) 10/25/28		248,383	$201,190
•Instructure Holdings, Inc. 7.21% (6 mo. USD Term SOFR + 3.00%) 11/13/31		1,406,475	1,407,628
•J&J Ventures Gaming LLC 7.83% (1 mo. USD Term SOFR + 3.50%) 4/26/30		399,160	394,079
•Jack Ohio Finance LLC 8.33% (1 mo. USD Term SOFR + 4.00%) 2/2/32		163,590	162,159
•Maverick Gaming LLC
13.78% (3 mo. USD Term SOFR + 9.50%) 6/3/28		190,357	172,273
13.78% (3 mo. USD Term SOFR + 9.50%) 6/3/28		334,301	201,416
•McAfee LLC 7.32% (1 mo. USD Term SOFR + 3.00%) 3/1/29		882,571	855,908
•Medline Borrower LP 6.58% (1 mo. USD Term SOFR + 2.25%) 10/23/28		1,272,166	1,272,789
•Nielsen Consumer, Inc. 5.43% (1 mo. EURIBOR + 3.50%) 3/6/28	EUR	997,500	1,168,766
•Pitney Bowes, Inc. 8.08% (1 mo. USD Term SOFR + 3.75%) 3/19/32		663,338	661,401
•Polaris Newco LLC 5.68% (1 mo. EURIBOR + 3.75%) 6/2/28	EUR	994,832	1,115,227
•Redstone Holdco 2 LP
9.29% (3 mo. USD Term SOFR + 4.75%) 4/27/28		1,084,529	580,223
12.29% (3 mo. USD Term SOFR + 7.75%) 4/27/29		742,791	171,770
=•Solaris Energy Infrastructure LLC 10.30% (3 mo. USD Term SOFR + 6.00%) 9/11/29		2,269,000	2,269,000
•Station Casinos LLC 6.33% (1 mo. USD Term SOFR + 2.00%) 3/14/31		494,987	495,586
Twitter, Inc.
9.50% 10/26/29		200,000	194,334
• 10.93% (1 mo. USD Term SOFR + 6.50%) 10/26/29		194,005	189,337
•Vaco Holdings LLC 9.45% (3 mo. USD Term SOFR + 5.00%) 1/21/29		420,847	384,864
•Verifone Systems, Inc. 10.21% (3 mo. USD Term SOFR + 5.50%) 8/18/28		1,049,822	979,746
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Veritas U.S., Inc. 16.80% (3 mo. USD Term SOFR + 12.50%) 12/9/29	231,505	$231,505
		28,899,438
Total Loan Agreements (Cost $86,217,990)		90,170,770
ΔMUNICIPAL BONDS–0.08%
Mongolia–0.01%
City of Ulaanbaatar Mongolia 7.75% 8/21/27	200,000	200,277
		200,277
United States–0.07%
Maricopa County Industrial Development Authority (Grand Canyon University Obligated Group) 7.38% 10/1/29	395,000	408,866
Port of Beaumont Navigation District 10.00% 7/1/26	1,000,000	1,010,317
		1,419,183
Total Municipal Bonds (Cost $1,598,453)		1,619,460
ΔNON-AGENCY ASSET-BACKED SECURITIES–3.16%
Cayman Islands–1.61%
•720 East CLO VII Ltd. 5.34% (3 mo. USD Term SOFR + 1.06%) 4/20/37	320,000	317,292
•AGL CLO 32 Ltd. 5.65% (3 mo. USD Term SOFR + 1.38%) 7/21/37	250,000	250,502
•AGL CLO 42 Ltd. 5.57% (3 mo. USD Term SOFR + 1.30%) 7/22/38	700,000	699,325
•AGL Core CLO 31 Ltd. 5.67% (3 mo. USD Term SOFR + 1.40%) 7/20/37	750,000	752,461
•Ballyrock CLO 14 Ltd. 5.65% (3 mo. USD Term SOFR + 1.38%) 7/20/37	2,500,000	2,507,212
•Birch Grove CLO 12 Ltd. 5.51% (3 mo. USD Term SOFR + 1.17%) 4/22/38	2,400,000	2,400,190
•Carlyle Global Market Strategies CLO Ltd. 6.12% (3 mo. USD Term SOFR + 1.86%) 7/15/30	700,000	701,522
CIFC Funding Ltd.
☐• Class A1R2 0.00% (1.30% minus 3 mo. USD Term SOFR) 7/15/38	2,000,000	2,000,000
LVIP BlackRock Global Allocation Fund-25

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
CIFC Funding Ltd. (continued)
☐• Class BR2 0.00% (1.85% minus 3 mo. USD Term SOFR) 7/15/38	700,000	$700,000
• Class A 5.41% (3 mo. USD Term SOFR + 1.13%) 4/15/38	250,000	250,788
• Class A1R 5.45% (3 mo. USD Term SOFR + 1.18%) 3/31/38	950,000	947,634
• Class A1R 5.52% (3 mo. USD Term SOFR + 1.26%) 1/15/38	700,000	701,470
•Dryden 75 CLO Ltd. 5.56% (3 mo. USD Term SOFR + 1.30%) 4/15/34	2,000,000	2,003,400
•Greystone CRE Notes Ltd. 5.45% (1 mo. USD Term SOFR + 1.13%) 7/15/39	166,661	166,557
•LCM 36 Ltd. 5.33% (3 mo. USD Term SOFR + 1.07%) 1/15/34	610,000	606,644
•MF1 Ltd. 5.53% (1 mo. USD Term SOFR + 1.21%) 7/16/36	43,187	43,132
•MidOcean Credit CLO XVIII LLC 7.00% (1.17% minus 3 mo. USD Term SOFR) 10/18/35	1,000,000	1,000,000
•Myers Park CLO Ltd. 6.13% (3 mo. USD Term SOFR + 1.86%) 10/20/30	250,000	250,454
•Neuberger Berman CLO XXI Ltd. 5.59% (3 mo. USD Term SOFR + 1.32%) 1/20/39	3,400,000	3,411,839
•OCP CLO Ltd. 5.61% (3 mo. USD Term SOFR + 1.34%) 11/26/37	300,000	300,423
•Octagon Investment Partners XVI Ltd. 6.14% (3 mo. USD Term SOFR + 1.86%) 7/17/30	1,000,000	1,000,895
•OHA Credit Partners Ltd. 5.60% (3 mo. USD Term SOFR + 1.29%) 7/20/38	700,000	701,750
•Regatta 31 Funding Ltd. 5.40% (3 mo. USD Term SOFR + 1.17%) 3/25/38	1,000,000	1,000,345
•Regatta XVIII Funding Ltd. 5.42% (3 mo. USD Term SOFR + 1.16%) 4/15/38	250,000	249,451
•RR 28 Ltd. 5.81% (3 mo. USD Term SOFR + 1.55%) 4/15/37	388,191	389,220
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•Silver Point CLO 7 Ltd. 5.64% (3 mo. USD Term SOFR + 1.36%) 1/15/38		250,000	$250,803
☐•Sixth Street CLO XX Ltd.
Class A1R 0.00% (1.32% minus 3 mo. USD Term SOFR) 7/17/38		2,000,000	2,000,000
Class A2R 0.00% (1.57% minus 3 mo. USD Term SOFR) 7/17/38		2,000,000	2,000,000
•TCW CLO Ltd. 5.72% (3 mo. USD Term SOFR + 1.38%) 3/31/38		1,000,000	1,000,000
•Texas Debt Capital CLO Ltd. 7.02% (3 mo. USD Term SOFR + 2.75%) 7/20/38		700,000	700,000
•Trestles CLO III Ltd. 5.66% (3 mo. USD Term SOFR + 1.39%) 10/20/37		750,000	752,240
•Voya CLO Ltd.
Class A2AR 6.17% (3 mo. USD Term SOFR + 1.91%) 6/7/30		700,000	702,372
Class C1 6.37% (3 mo. USD Term SOFR + 2.11%) 7/15/31		300,000	300,289
•Whitebox CLO I Ltd. 6.03% (3 mo. USD Term SOFR + 1.75%) 7/24/36		250,000	250,180
☐•Whitebox CLO V Ltd.
Class A1 0.00% (1.36% minus 3 mo. USD Term SOFR) 7/20/38		2,000,000	2,000,000
Class B 0.00% (1.70% minus 3 mo. USD Term SOFR) 7/20/38		300,000	300,000
			33,608,390
Ireland–0.51%
•AB Carval Euro CLO II-C DAC 5.89% (3 mo. EURIBOR + 3.75%) 2/15/37	EUR	290,000	342,020
•Arbour CLO VI DAC 5.34% (3 mo. EURIBOR + 3.20%) 11/15/37	EUR	330,000	389,111
•Arcano Euro CLO I DAC 5.59% (3 mo. EURIBOR + 3.40%) 4/25/39	EUR	390,000	460,393
☐•Arcano Euro CLO II DAC 0.00% (3.30% minus 3 mo. EURIBOR ) 7/25/39	EUR	170,000	200,252
•Arini European CLO 5.17% (3 mo. EURIBOR + 2.80%) 1/15/39	EUR	250,000	292,709
LVIP BlackRock Global Allocation Fund-26

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Arini European CLO IV DAC 6.27% (3 mo. EURIBOR + 3.50%) 1/15/38	EUR	470,000	$552,362
•Aurium CLO XIII DAC 5.17% (3 mo. EURIBOR + 2.80%) 4/15/38	EUR	170,000	195,446
•Avoca CLO XVIII DAC 5.71% (3 mo. EURIBOR + 3.05%) 1/15/38	EUR	180,000	208,013
•Avoca Static CLO I DAC 5.18% (3 mo. EURIBOR + 2.90%) 1/15/35	EUR	160,000	184,848
•Capital Four CLO VIII DAC 5.41% (3 mo. EURIBOR + 3.25%) 10/25/37	EUR	390,000	454,527
•Contego CLO V DAC 5.41% (3 mo. EURIBOR + 3.10%) 10/15/37	EUR	250,000	288,024
•Contego CLO VII DAC 5.63% (3 mo. EURIBOR + 3.45%) 1/23/38	EUR	320,000	371,509
•Contego CLO XI DAC 5.30% (3 mo. EURIBOR + 3.20%) 11/20/38	EUR	240,000	279,354
•CVC Cordatus Opportunity Loan Fund-R DAC 4.94% (3 mo. EURIBOR + 2.80%) 8/15/33	EUR	780,000	911,005
•Fidelity Grand Harbour CLO DAC 4.84% (3 mo. EURIBOR + 2.70%) 2/15/38	EUR	330,000	377,024
•Harvest CLO XXXII DAC 5.76% (3 mo. EURIBOR + 3.60%) 7/25/37	EUR	251,000	298,012
•Henley CLO XI DAC 4.96% (3 mo. EURIBOR + 2.60%) 4/25/39	EUR	370,000	421,666
•Henley CLO XII DAC 5.88% (3 mo. EURIBOR + 3.10%) 1/15/38	EUR	240,000	278,367
•Jubilee CLO DAC 5.48% (3 mo. EURIBOR + 3.20%) 1/15/39	EUR	410,000	482,182
•Palmer Square European Loan Funding DAC
Class D 5.19% (3 mo. EURIBOR + 3.05%) 5/15/34	EUR	240,000	278,513
Class D 5.29% (3 mo. EURIBOR + 3.15%) 5/15/34	EUR	290,000	338,109
•Penta CLO 17 DAC 5.39% (3 mo. EURIBOR + 3.25%) 8/15/38	EUR	274,000	322,855
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Providus CLO II DAC 5.48% (3 mo. EURIBOR + 3.20%) 10/15/38	EUR	260,000	$307,400
•Rockford Tower Europe CLO DAC 5.21% (3 mo. EURIBOR + 3.00%) 10/25/27	EUR	320,000	374,117
•Sona Fios CLO III DAC 5.49% (3 mo. EURIBOR + 3.25%) 4/20/37	EUR	510,000	600,935
•Texas Debt Capital Euro CLO DAC 5.20% (3 mo. EURIBOR + 3.00%) 4/16/39	EUR	390,000	457,387
•Tikehau CLO XII DAC 5.49% (3 mo. EURIBOR + 3.25%) 10/20/38	EUR	420,000	489,812
•Victory Street CLO I DAC 6.23% (3 mo. EURIBOR + 3.45%) 1/15/38	EUR	360,000	424,139
			10,580,091
Jersey–0.03%
☐•ICG U.S. CLO I Ltd. 0.00% (1.38% minus 3 mo. USD Term SOFR) 7/18/38		700,000	700,000
			700,000
United States–1.01%
Concord Music Royalties LLC 5.64% 10/20/74		315,000	315,830
•FNA 8 LLC 5.62% 3/15/45		922,427	926,711
GoodLeap Home Improvement Solutions Trust 5.35% 10/20/46		1,337,950	1,353,175
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48		313,743	245,691
GreenSky Home Improvement Trust
Class A4 5.67% 6/25/59		813,184	829,191
Class B 5.87% 6/25/59		121,000	123,166
•Huntington Bank Auto Credit-Linked Notes 5.70% (30 day USD SOFR Average + 1.40%) 5/20/32		473,107	475,778
Lyra Music Assets Delaware LP 5.76% 12/22/64		968,610	971,936
Mariner Finance Issuance Trust
Class A 5.13% 9/22/36		632,000	640,070
Class D 6.77% 9/22/36		105,000	108,330
Navient Private Education Refi Loan Trust
Class B 2.61% 4/15/60		163,326	146,450
Class C 3.48% 4/15/60		428,648	400,161
LVIP BlackRock Global Allocation Fund-27

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Navient Private Education Refi Loan Trust (continued)
• Class A 5.51% (U.S. (Fed) Prime Rate + 1.99%) 4/15/60	541,379	$534,307
Class A 5.66% 10/15/72	1,436,976	1,455,536
Nelnet Student Loan Trust
Class B1 2.85% 4/20/62	762,000	673,920
Class C 3.57% 4/20/62	690,108	592,503
Class D 4.93% 4/20/62	655,600	584,048
• Class A1B 5.40% (30 day USD SOFR Average + 1.10%) 3/15/57	1,458,728	1,448,233
Pagaya AI Debt Selection Trust 3.00% 1/25/29	39,614	39,305
Progress Residential Trust 3.44% 5/17/26	300,515	295,892
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,638,282
Republic Finance Issuance Trust 5.91% 8/20/32	977,000	991,274
Sesac Finance LLC 5.22% 7/25/49	113,100	112,590
•SLM Private Education Loan Trust 9.18% (1 mo. USD Term SOFR + 4.86%) 10/15/41	347,607	364,140
SMB Private Education Loan Trust
Class B 2.30% 1/15/53	154,258	149,158
Class B 2.31% 1/15/53	194,358	188,604
Class C 2.99% 1/15/53	1,228,851	1,073,488
Class C 3.00% 1/15/53	56,928	49,348
Class D2 3.86% 1/15/53	157,236	142,483
• Class A1B 5.40% (30 day USD SOFR Average + 1.10%) 7/15/53	879,693	879,693
SoFi Personal Loan Trust
Class R1 1.00% 11/12/30	19,306	888,345
Class A 1.75% 2/12/31	15,000	422,714
Class A 6.00% 11/12/30	795,806	805,311
Class A 6.06% 2/12/31	587,131	589,737
Subway Funding LLC 6.27% 7/30/54	623,865	639,130
		21,094,530
Total Non-Agency Asset-Backed Securities (Cost $65,842,960)		65,983,011
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.35%
United States–0.35%
•Ajax Mortgage Loan Trust
Class A1 1.74% 12/25/60	1,172,100	1,028,138
Class A2 2.69% 12/25/60	208,229	156,218
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
•Ajax Mortgage Loan Trust (continued)
Class B1 3.73% 12/25/60	137,618	$91,033
•CSMC Trust 7.75% (1 mo. USD Term SOFR + 3.44%) 2/15/27	802,080	795,130
•JP Morgan Mortgage Trust
Class A2A 2.50% 12/25/51	925,645	754,184
Class A3A 2.50% 2/25/52	1,378,869	1,233,256
Class A4A 2.50% 2/25/52	672,085	450,062
=πMCM Trust 3.00% 8/25/28	633,711	436,441
=MCM Trust CMO 3.00% 8/25/28	590,644	567,293
MCR Mortgage Trust 8.73% 6/12/39	244,000	246,601
TVC DSCR
=π^ 0.00% 2/1/51	472,941	405,917
= 2.38% 2/1/51	964,003	884,476
•Wells Fargo Commercial Mortgage Trust 5.48% 7/15/35	316,000	317,750
Total Non-Agency Collateralized Mortgage Obligations (Cost $7,893,323)		7,366,499
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.69%
Bermuda–0.02%
•RIAL Issuer Ltd. 6.56% (1 mo. USD Term SOFR + 2.25%) 1/19/37	444,034	444,311
		444,311
Cayman Islands–0.06%
•AREIT Ltd. 5.70% (1 mo. USD Term SOFR + 1.39%) 12/17/29	790,000	788,272
•MF1 Trust 7.68% (1 mo. USD Term SOFR + 3.37%) 12/15/34	371,266	367,199
		1,155,471
United States–1.61%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	476,379
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	179,975
•BAHA Trust 7.77% 12/10/41	610,000	636,195
•BAMLL Trust 9.56% (1 mo. USD Term SOFR + 5.25%) 2/15/42	968,000	972,835
LVIP BlackRock Global Allocation Fund-28

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Bayview Commercial Asset Trust
Class M1 4.94% (1 mo. USD Term SOFR + 0.62%) 10/25/36	8,119	$7,805
Class M6 5.49% (1 mo. USD Term SOFR + 1.16%) 11/25/35	8,410	8,793
•BBCMS Mortgage Trust 5.63% (1 mo. USD Term SOFR + 1.32%) 3/15/37	188,000	169,205
*•Benchmark Mortgage Trust 1.36% 2/15/54	6,117,726	314,827
•BHMS Mortgage Trust
Class A 5.86% (1 mo. USD Term SOFR + 1.55%) 7/15/35	697,744	697,337
Class C 6.51% (1 mo. USD Term SOFR + 2.20%) 7/15/35	287,769	287,587
•BMP Trust 7.70% (1 mo. USD Term SOFR + 3.39%) 6/15/41	282,000	279,497
BWAY Mortgage Trust 3.63% 3/10/33	487,544	423,183
BX Commercial Mortgage Trust
Class A 2.84% 3/9/44	100,708	91,692
• Class A 5.12% (1 mo. USD Term SOFR + 0.80%) 10/15/38	96,981	96,951
• Class A 5.34% (1 mo. USD Term SOFR + 1.02%) 2/15/33	1,388,665	1,387,779
• Class A 5.70% (1 mo. USD Term SOFR + 1.39%) 3/15/41	550,951	551,467
• Class A 5.85% (1 mo. USD Term SOFR + 1.54%) 5/15/34	355,322	355,322
• Class B 5.95% (1 mo. USD Term SOFR + 1.64%) 12/15/39	1,175,893	1,176,998
• Class B 6.58% (1 mo. USD Term SOFR + 2.26%) 2/15/33	814,304	812,425
• Class F 6.67% (1 mo. USD Term SOFR + 2.36%) 10/15/38	1,134,729	1,135,083
• Class G 7.23% (1 mo. USD Term SOFR + 2.91%) 6/15/38	866,684	867,226
• Class F 7.23% (1 mo. USD Term SOFR + 2.92%) 5/15/38	609,700	609,510
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BX Commercial Mortgage Trust (continued)
• Class C 8.68% (1 mo. USD Term SOFR + 4.36%) 2/15/33	537,575	$536,325
•BX Trust
Class D 4.08% 12/9/41	317,000	296,018
Class E 4.08% 12/9/41	1,319,000	1,204,218
Class A 5.75% (1 mo. USD Term SOFR + 1.44%) 4/15/41	640,343	641,343
Class E 7.20% (1 mo. USD Term SOFR + 2.89%) 7/15/29	308,000	306,267
Class E 7.25% (1 mo. USD Term SOFR + 2.94%) 3/15/30	572,000	560,562
Class F 7.43% (1 mo. USD Term SOFR + 3.11%) 1/15/34	218,134	218,068
Class F 8.25% (1 mo. USD Term SOFR + 3.94%) 7/15/29	771,000	761,502
•CD Mortgage Trust 3.91% 11/13/50	33,602	31,753
CFSP Mortgage Trust 6.50% 4/15/37	633,369	611,613
•COMM Mortgage Trust 8.80% (1 mo. USD Term SOFR + 4.49%) 6/15/41	370,000	365,815
•CONE Trust 8.20% (1 mo. USD Term SOFR + 3.89%) 8/15/41	360,000	359,573
•CSAIL Commercial Mortgage Trust 4.78% 11/15/48	68,170	66,132
•DBSG Mortgage Trust 6.19% (1 mo. USD Term SOFR + 1.88%) 8/15/34	160,000	160,000
•ELM Trust 8.05% 6/10/39	686,000	689,721
•ELP Commercial Mortgage Trust 7.09% (1 mo. USD Term SOFR + 2.78%) 11/15/38	648,886	648,075
•Extended Stay America Trust
Class D 6.68% (1 mo. USD Term SOFR + 2.36%) 7/15/38	1,194,815	1,196,309
Class E 7.28% (1 mo. USD Term SOFR + 2.96%) 7/15/38	746,223	748,089
•FS Rialto Issuer LLC 5.70% (1 mo. USD Term SOFR + 1.39%) 8/19/42	630,000	628,425
LVIP BlackRock Global Allocation Fund-29

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•GS Mortgage Securities Corp. Trust
Class A 5.38% (1 mo. USD Term SOFR + 1.06%) 10/15/36	163,892	$162,868
Class A 5.73% (1 mo. USD Term SOFR + 1.41%) 5/15/26	209,172	197,554
Class A 6.96% (1 mo. USD Term SOFR + 2.65%) 11/25/41	1,127,000	1,127,305
Class E 7.36% (1 mo. USD Term SOFR + 3.05%) 11/15/36	847,875	841,779
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	463,483
•HILT Commercial Mortgage Trust
Class A 5.85% (1 mo. USD Term SOFR + 1.54%) 5/15/37	616,000	616,385
Class D 7.50% (1 mo. USD Term SOFR + 3.19%) 5/15/37	726,000	724,639
•JP Morgan Chase Commercial Mortgage Securities Trust
Class C 3.56% 1/5/39	310,000	261,994
Class E 7.13% (1 mo. USD Term SOFR + 2.81%) 4/15/38	778,000	778,486
Class F 7.63% (1 mo. USD Term SOFR + 3.31%) 4/15/38	364,000	364,227
•JW Commercial Mortgage Trust 7.50% (1 mo. USD Term SOFR + 3.19%) 6/15/39	260,000	260,303
•KSL Commercial Mortgage Trust 5.85% (1 mo. USD Term SOFR + 1.54%) 12/15/39	487,000	485,782
•LBA Trust 8.75% (1 mo. USD Term SOFR + 4.44%) 6/15/39	112,000	110,220
•LoanCore Issuer LLC 5.70% (1 mo. USD Term SOFR + 1.39%) 8/17/42	640,000	637,998
•MHC Commercial Mortgage Trust
Class E 6.53% (1 mo. USD Term SOFR + 2.22%) 4/15/38	843,437	845,018
Class F 7.03% (1 mo. USD Term SOFR + 2.72%) 4/15/38	99,425	99,425
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•MHP Trust 7.18% (1 mo. USD Term SOFR + 2.86%) 7/15/38	387,313	$387,071
•Morgan Stanley Capital I Trust 4.42% 7/11/40	234,000	220,949
•PKHL Commercial Mortgage Trust 7.78% (1 mo. USD Term SOFR + 3.46%) 7/15/38	108,752	56,496
•PRM5 Trust 5.81% 3/10/33	700,000	693,016
•SCG Commercial Mortgage Trust 7.26% (1 mo. USD Term SOFR + 2.95%) 3/15/35	410,000	399,591
•SREIT Trust
Class A 5.16% (1 mo. USD Term SOFR + 0.85%) 11/15/38	148,480	148,387
Class F 7.04% (1 mo. USD Term SOFR + 2.73%) 11/15/36	220,754	220,892
Class F 7.05% (1 mo. USD Term SOFR + 2.74%) 11/15/38	811,677	811,678
•STWD Trust 6.35% (1 mo. USD Term SOFR + 2.04%) 7/15/36	257,941	257,780
UBS Commercial Mortgage Trust 2.92% 10/15/52	137,681	127,947
•VNDO Trust 4.03% 1/10/35	267,100	260,060
Wells Fargo Commercial Mortgage Trust
*• Class XA 1.62% 4/15/54	2,774,856	165,501
*• Class XA 1.92% 7/15/53	3,318,884	232,660
• Class A 3.87% 6/15/36	169,000	153,996
		33,681,369
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $34,967,271)		35,281,151
ΔSOVEREIGN BONDS–3.41%
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32	200,000	185,642
		185,642
Barbados–0.00%
Barbados Government International Bonds 8.00% 6/26/35	45,000	45,154
		45,154
LVIP BlackRock Global Allocation Fund-30

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Brazil–0.11%
^Brazil Letras do Tesouro Nacional 0.00% 1/1/26	BRL	2,699,000	$462,492
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	10,608,000	1,763,352
			2,225,844
Canada–0.18%
Canada Government Bonds 2.75% 3/1/30	CAD	5,194,000	3,801,012
			3,801,012
Chile–0.03%
Chile Government International Bonds
3.75% 1/14/32	EUR	373,000	446,914
4.34% 3/7/42		252,000	217,882
			664,796
China–0.02%
China Government Bonds 2.11% 8/25/34	CNY	2,940,000	424,283
			424,283
Colombia–0.12%
Colombia Government International Bonds 8.00% 4/20/33		234,000	241,940
Colombia TES
5.75% 11/3/27	COP	5,769,400,000	1,299,817
7.75% 9/18/30	COP	4,172,200,000	881,998
			2,423,755
Czech Republic–0.09%
Czech Republic Government Bonds
4.50% 11/11/32	CZK	13,000,000	637,086
5.00% 9/30/30	CZK	24,260,000	1,219,031
			1,856,117
Dominican Republic–0.04%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	249,377
5.95% 1/25/27		230,000	231,863
10.75% 6/1/36	DOP	17,350,000	300,799
			782,039
Egypt–0.04%
Egypt Government Bonds
21.38% 2/4/28	EGP	5,931,000	114,040
23.44% 7/1/28	EGP	5,470,000	111,242
24.14% 12/3/27	EGP	579,000	11,644
24.46% 10/1/27	EGP	4,833,000	97,728
Egypt Government International Bonds 8.50% 1/31/47		220,000	178,227
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Egypt (continued)
^Egypt Treasury Bills
0.00% 11/18/25	EGP	4,375,000	$79,472
0.00% 11/25/25	EGP	1,925,000	34,804
0.00% 12/16/25	EGP	14,400,000	256,767
			883,924
France–0.05%
French Republic Government Bonds O.A.T. 3.20% 5/25/35	EUR	877,000	1,027,106
			1,027,106
Hungary–0.03%
Hungary Government Bonds 7.00% 10/24/35	HUF	141,350,000	415,120
Hungary Government International Bonds
5.25% 6/16/29		244,000	246,102
5.38% 9/12/33	EUR	23,000	29,179
			690,401
Indonesia–0.20%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	198,477
Indonesia Treasury Bonds
6.75% 7/15/35	IDR	25,227,000,000	1,564,167
7.00% 5/15/27	IDR	13,392,000,000	837,423
7.13% 6/15/38	IDR	19,154,000,000	1,201,623
8.25% 5/15/36	IDR	6,361,000,000	435,020
			4,236,710
Ireland–0.60%
Ireland Government Bonds 2.60% 10/18/34	EUR	10,963,137	12,592,475
			12,592,475
Italy–0.16%
Italy Buoni Poliennali Del Tesoro 2.95% 7/1/30	EUR	2,880,000	3,436,685
			3,436,685
Kazakhstan–0.01%
Development Bank of Kazakhstan JSC 13.49% 5/23/28	KZT	101,000,000	175,420
			175,420
Malaysia–0.09%
Malaysia Government Bonds
3.83% 7/5/34	MYR	2,736,000	664,386
4.64% 11/7/33	MYR	5,041,000	1,294,250
			1,958,636
Mexico–0.24%
Mexico Bonos
7.00% 9/3/26	MXN	30,965,100	1,628,364
LVIP BlackRock Global Allocation Fund-31

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Bonos (continued)
7.50% 5/26/33	MXN	38,195,400	$1,857,875
7.75% 11/13/42	MXN	4,088,000	180,458
8.50% 3/1/29	MXN	11,412,100	606,454
Mexico Government International Bonds
6.35% 2/9/35		200,000	204,270
7.38% 5/13/55		515,000	530,831
			5,008,252
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	204,678
			204,678
Nigeria–0.01%
Nigeria Government International Bonds 7.63% 11/28/47		223,000	177,968
			177,968
Oman–0.01%
Oman Government International Bonds 6.75% 1/17/48		200,000	206,649
			206,649
Peru–0.05%
Peru Government International Bonds 6.85% 8/12/35	PEN	3,642,000	1,057,216
Peruvian Government International Bonds 1.86% 12/1/32		23,000	18,302
			1,075,518
Philippines–0.04%
Philippines Government Bonds
6.25% 2/28/29	PHP	24,620,000	443,641
6.38% 4/28/35	PHP	8,650,000	154,600
Philippines Government International Bonds 6.38% 1/15/32		133,000	145,410
			743,651
Poland–0.18%
Republic of Poland Government Bonds
2.00% 8/25/36	PLN	708,625	174,385
4.75% 7/25/29	PLN	3,972,000	1,100,879
5.00% 10/25/34	PLN	2,177,000	585,329
5.75% 4/25/29	PLN	6,758,000	1,941,644
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds
4.88% 10/4/33		22,000	$21,870
5.50% 4/4/53		33,000	30,749
			3,854,856
Romania–0.01%
Romania Government International Bonds
2.12% 7/16/31	EUR	31,000	30,405
5.25% 11/25/27		28,000	28,029
5.88% 7/11/32	EUR	75,000	88,739
6.25% 9/10/34	EUR	76,000	90,329
			237,502
Saudi Arabia–0.01%
Saudi Government International Bonds 4.50% 4/17/30		283,000	282,638
			282,638
South Africa–0.33%
Republic of South Africa Government Bonds
7.00% 2/28/31	ZAR	29,072,067	1,510,919
8.00% 1/31/30	ZAR	76,042,668	4,224,128
8.50% 1/31/37	ZAR	6,776,000	333,087
9.00% 1/31/40	ZAR	6,999,504	341,856
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	209,271
5.75% 9/30/49		251,000	188,504
			6,807,765
Spain–0.23%
Spain Government Bonds
2.70% 1/31/30	EUR	3,309,000	3,939,315
3.15% 4/30/35	EUR	748,000	879,812
			4,819,127
Thailand–0.09%
Thailand Government Bonds 2.50% 11/17/29	THB	55,249,000	1,776,599
			1,776,599
Turkey–0.01%
Turkiye Government Bonds
30.00% 9/12/29	TRY	2,820,000	66,181
31.08% 11/8/28	TRY	4,970,000	117,779
			183,960
LVIP BlackRock Global Allocation Fund-32

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ukraine–0.00%
πφUkraine Government International Bonds
0.00% 2/1/30		5,252	$2,492
0.00% 2/1/34		19,626	7,398
0.00% 2/1/35		16,585	7,631
0.00% 2/1/36		13,821	6,511
1.75% 2/1/29		57,688	35,126
1.75% 2/1/34		38,458	19,598
			78,756
United Kingdom–0.40%
U.K. Gilts 4.38% 3/7/30	GBP	5,912,000	8,259,545
			8,259,545
Uruguay–0.01%
Oriental Republic of Uruguay 5.25% 9/10/60		71,000	64,242
Uruguay Government International Bonds 9.75% 7/20/33	UYU	4,102,188	107,999
			172,241
Total Sovereign Bonds (Cost $68,266,104)			71,299,704
U.S. TREASURY OBLIGATIONS–0.98%
U.S. Treasury Notes
∞3.50% 9/15/25		4,587,100	4,582,083
#4.00% 12/15/25		14,898,000	14,886,797
#4.13% 2/28/27		973,500	978,558
Total U.S. Treasury Obligations (Cost $20,450,552)			20,447,438

	Number of Shares
EXCHANGE-TRADED FUNDS–2.06%
Health Care Select Sector SPDR® Fund	7,060	951,617
iShares Broad USD High Yield Corporate Bond ETF	56,993	2,137,808
iShares China Large-Cap ETF	55,503	2,040,290
iShares MSCI Brazil ETF	26,620	767,987
iShares MSCI China ETF	16,664	918,186
KraneShares CSI China Internet ETF	57,160	1,962,303
SPDR Blackstone Senior Loan ETF	24,781	1,030,642
∞†SPDR® Gold Shares	98,768	30,107,450
VanEck J. P. Morgan EM Local Currency Bond ETF	60,974	1,545,691
†VanEck Semiconductor ETF	5,864	1,635,352
Total Exchange-Traded Funds (Cost $39,696,898)		43,097,326
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	67,183,042	$67,183,042
Total Money Market Fund (Cost $67,183,042)		67,183,042

	Principal Amount°
SHORT-TERM INVESTMENTS–6.81%
U.S. TREASURY OBLIGATIONS–6.81%
≠U.S. Treasury Bills
4.09% 4/16/26	2,000,000	1,938,266
4.16% 7/10/25	8,000,000	7,991,818
4.19% 7/15/25	9,800,000	9,784,313
4.23% 7/8/25	6,300,000	6,294,910
4.25% 7/1/25	6,800,000	6,800,000
4.26% 7/31/25	400,000	398,607
4.26% 7/31/25	100,000	99,652
4.27% 10/9/25	8,000,000	7,907,050
4.29% 7/3/25	7,500,000	7,498,256
4.29% 7/15/25	8,000,000	7,986,933
4.29% 7/17/25	7,000,000	6,986,918
4.30% 7/8/25	8,250,000	8,243,230
4.30% 7/10/25	7,500,000	7,492,088
4.30% 7/24/25	13,000,000	12,965,058
4.31% 7/1/25	9,400,000	9,400,000
4.31% 7/24/25	8,000,000	7,978,449
4.31% 7/29/25	9,400,000	9,369,122
4.32% 7/8/25	6,000,000	5,995,064
4.32% 7/22/25	10,250,000	10,224,726
4.33% 10/7/25	6,000,000	5,931,349
4.34% 9/16/25	400,000	396,368
4.34% 9/16/25	500,000	495,460
		142,177,637
Total Short-Term Investments (Cost $142,177,295)		142,177,637

	Notional Amount
OPTIONS PURCHASED–0.39%
Over-The-Counter–0.09%
Call Swaptions–0.08%
1 Year Interest Rate Swap, expiration date 4/22/26, notional amount GBP105,575,145 MSC	105,575,145	$465,753
1 Year Interest Rate Swap, expiration date 5/1/26, notional amount GBP130,845,000 MSC	130,845,000	690,512
10 Year Interest Rate Swap, expiration date 7/10/25, notional amount $20,320,000 DB	20,320,000	11,997
LVIP BlackRock Global Allocation Fund-33

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
3 Year Interest Rate Swap, expiration date 8/18/25, notional amount $26,455,278 JPM	26,455,278	$168,947
30 Year Interest Rate Swap, expiration date 11/26/25, notional amount $13,725,000 GS	13,725,000	279,553
		1,616,762
Put Swaptions–0.00%
CDX.NA.HY.S44, expiration date 7/16/25, notional amount $2,365,000 GS	2,365,000	1,247
CDX.NA.HY.S44, expiration date 8/20/25, notional amount $2,865,000 GS	2,865,000	5,734
		6,981

	Number of Contracts

Barrier Options–0.01%
EUR vs USD, one touch, barrier price EUR1.09, Strike price EUR1.09, expiration date 7/14/25, notional amount EUR64,310 GS	59,000	28
EUR vs USD, up and out, barrier price EUR1.25, Strike price EUR1.18, expiration date 9/26/25, notional amount EUR6,684,700 BOA	5,665,000	67,679
USD vs CAD, one touch, barrier price CAD1.34, Strike price CAD1.335, expiration date 7/24/25, notional amount CAD65,415 MSC	49,000	5,274
USD vs CAD, one touch, barrier price CAD1.53, Strike price CAD1.525, expiration date 7/18/25, notional amount CAD80,171 UBS	52,571	0
USD vs CNH, one touch, barrier price CNH7.50, Strike price CNH7.5, expiration date 9/29/25, notional amount CNH390,000 HSBC	52,000	910
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs CNH, up and out, barrier price CNH7.35, Strike price CNH14.7, expiration date 7/2/25, notional amount CNH7,136,335 HSBC	970,930	$1
USD vs JPY, down and out, barrier price JPY144.00, Strike price JPY144, expiration date 8/7/25, notional amount JPY69,724,800 BRC	484,200	4,533
USD vs JPY, down and out, barrier price JPY144.00, Strike price JPY144, expiration date 8/7/25, notional amount JPY154,944,000 UBS	1,076,000	10,072
USD vs TWD, one touch, barrier price TWD34.60, Strike price TWD34.6, expiration date 8/29/25, notional amount TWD1,730,000 SCB	50,000	22
		88,519
Put Options–0.00%
EUR vs USD Strike price EUR1.02, expiration date 7/15/25, notional amount EUR1,473,900 BRC	1,445,000	2
EUR vs USD Strike price EUR1.055, expiration date 7/15/25, notional amount EUR457,659 BNP	433,800	0
EUR vs USD Strike price EUR1.055, expiration date 7/15/25, notional amount EUR1,017,020 UBS	964,000	1
EUR vs USD Strike price EUR1.125, expiration date 7/9/25, notional amount EUR856,125 HSBC	761,000	21
EUR vs USD Strike price EUR1.14, expiration date 7/15/25, notional amount EUR721,620 JPM	633,000	236
EUR vs USD Strike price EUR1.15, expiration date 7/24/25, notional amount EUR217,350 JPM	189,000	293
USD vs BRL Strike price BRL5.52, expiration date 8/14/25, notional amount BRL3,190,560 HSBC	578,000	11,318
LVIP BlackRock Global Allocation Fund-34

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
USD vs BRL Strike price BRL5.8, expiration date 7/18/25, notional amount BRL2,475,730 BRC	426,850	$26,774
USD vs CNH Strike price CNH7.05, expiration date 8/6/25, notional amount CNH168,318,750 CBK	23,875,000	40,922
		79,567
Call Options–0.00%
EUR vs USD Strike price EUR1.17, expiration date 7/24/25, notional amount EUR483,210 SGN	413,000	6,513
EUR vs USD Strike price EUR1.18, expiration date 7/29/25, notional amount EUR1,063,663 BNP	901,409	10,037
USD vs COP Strike price COP4,200, expiration date 7/22/25, notional amount COP1,491,000,000 CBK	355,000	1,918
USD vs MXN Strike price MXN19.4, expiration date 8/7/25, notional amount MXN25,006,600 RBC	1,289,000	6,753
		25,221
		1,817,050

Centrally Cleared–0.30%
Call Options–0.29%
Advanced Micro Devices, Inc. Strike price $155, expiration date 9/19/25, notional amount $976,500	63	49,658
Air Products & Chemicals, Inc. Strike price $280, expiration date 7/18/25, notional amount $196,000	7	3,710
Alphabet, Inc. Strike price $180, expiration date 7/18/25, notional amount $1,368,000	76	25,080
Alphabet, Inc. Strike price $185, expiration date 8/15/25, notional amount $1,165,500	63	36,918
Amazon.com, Inc. Strike price $215, expiration date 7/18/25, notional amount $3,891,500	181	153,126
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Apple, Inc. Strike price $210, expiration date 7/18/25, notional amount $1,764,000	84	$23,520
Apple, Inc. Strike price $215, expiration date 7/18/25, notional amount $1,956,500	91	13,286
Bank of America Corp. Strike price $46, expiration date 7/18/25, notional amount $2,934,800	638	123,134
Boston Scientific Corp. Strike price $110, expiration date 7/18/25, notional amount $1,353,000	123	12,546
Broadcom, Inc. Strike price $260, expiration date 7/18/25, notional amount $1,092,000	42	81,060
Capital One Financial Corp. Strike price $200, expiration date 7/18/25, notional amount $740,000	37	53,650
CBOT 10 Year U.S. Treasury Notes Strike price $113, expiration date 8/22/25, notional amount $678,000	6	4,031
CBOT 10 Year U.S. Treasury Notes Strike price $114, expiration date 7/25/25, notional amount $570,000	5	781
CBOT 10 Year U.S. Treasury Notes Strike price $114, expiration date 8/22/25, notional amount $912,000	8	3,250
Chevron Corp. Strike price $140, expiration date 7/18/25, notional amount $238,000	17	8,415
Citigroup, Inc. Strike price $80, expiration date 7/18/25, notional amount $2,576,000	322	191,590
Citigroup, Inc. Strike price $90, expiration date 9/19/25, notional amount $2,151,000	239	54,014
Confluent, Inc. Strike price $25, expiration date 7/18/25, notional amount $247,500	99	9,900
CyberArk Software Ltd. Strike price $400, expiration date 7/18/25, notional amount $360,000	9	14,436
Eli Lilly & Co. Strike price $770, expiration date 7/18/25, notional amount $1,155,000	15	39,255
LVIP BlackRock Global Allocation Fund-35

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Eli Lilly & Co. Strike price $820, expiration date 8/15/25, notional amount $984,000	12	$35,100
EQT Corp. Strike price $60, expiration date 7/18/25, notional amount $330,000	55	5,170
EURO STOXX Banks Index Strike price EUR200, expiration date 9/19/25, notional amount EUR3,700,000	370	196,129
EURO STOXX Banks Index Strike price EUR210, expiration date 8/15/25, notional amount EUR4,693,500	447	67,793
Freeport-McMoRan, Inc. Strike price $40, expiration date 7/18/25, notional amount $268,000	67	25,460
Hilton Worldwide Holdings, Inc. Strike price $270, expiration date 9/19/25, notional amount $3,240,000	120	134,400
Home Depot, Inc. Strike price $380, expiration date 7/18/25, notional amount $494,000	13	2,132
Home Depot, Inc. Strike price $390, expiration date 7/18/25, notional amount $507,000	13	546
Informatica, Inc. Strike price $25, expiration date 7/18/25, notional amount $277,500	111	555
Informatica, Inc. Strike price $35, expiration date 11/21/25, notional amount $119,000	34	170
Intuit, Inc. Strike price $790, expiration date 7/18/25, notional amount $711,000	9	9,900
Intuitive Surgical, Inc. Strike price $585, expiration date 7/18/25, notional amount $1,111,500	19	2,432
iShares China Large-Cap ETF Strike price $37, expiration date 7/18/25, notional amount $14,285,700	3,861	258,687
iShares Russell 2000 ETF Strike price $220, expiration date 8/15/25, notional amount $6,358,000	289	146,523
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
JPMorgan Chase & Co. Strike price $275, expiration date 7/18/25, notional amount $2,585,000	94	$153,690
Live Nation Entertainment, Inc. Strike price $150, expiration date 7/18/25, notional amount $330,000	22	9,702
Live Nation Entertainment, Inc. Strike price $155, expiration date 7/18/25, notional amount $372,000	24	5,040
Mastercard, Inc. Strike price $590, expiration date 7/18/25, notional amount $649,000	11	1,155
Mastercard, Inc. Strike price $600, expiration date 7/18/25, notional amount $660,000	11	517
Meta Platforms, Inc. Strike price $675, expiration date 7/18/25, notional amount $1,282,500	19	130,625
Meta Platforms, Inc. Strike price $680, expiration date 7/18/25, notional amount $1,428,000	21	130,725
Meta Platforms, Inc. Strike price $740, expiration date 8/15/25, notional amount $2,590,000	35	137,200
Micron Technology, Inc. Strike price $110, expiration date 7/18/25, notional amount $495,000	45	63,315
Microsoft Corp. Strike price $470, expiration date 7/18/25, notional amount $2,914,000	62	196,850
Microsoft Corp. Strike price $475, expiration date 7/18/25, notional amount $2,802,500	59	150,037
Microsoft Corp. Strike price $505, expiration date 8/15/25, notional amount $1,767,500	35	49,000
Netflix, Inc. Strike price $1,320, expiration date 8/15/25, notional amount $2,112,000	16	138,560
LVIP BlackRock Global Allocation Fund-36

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
NextEra Energy, Inc. Strike price $67.5, expiration date 7/18/25, notional amount $513,000	76	$23,028
NextEra Energy, Inc. Strike price $70, expiration date 7/18/25, notional amount $462,000	66	10,560
Nikkei 225 Index Strike price JPY39,250, expiration date 7/11/25, notional amount JPY2,315,750,000	59	549,009
NVIDIA Corp. Strike price $130, expiration date 7/18/25, notional amount $429,000	33	95,304
NVIDIA Corp. Strike price $150, expiration date 7/18/25, notional amount $2,040,000	136	138,720
NVIDIA Corp. Strike price $160, expiration date 8/15/25, notional amount $2,192,000	137	104,805
NVIDIA Corp. Strike price $160, expiration date 9/19/25, notional amount $1,504,000	94	115,056
Oracle Corp. Strike price $170, expiration date 7/18/25, notional amount $697,000	41	208,608
Oracle Corp. Strike price $175, expiration date 7/18/25, notional amount $682,500	39	176,670
Paramount Global Strike price $13, expiration date 8/15/25, notional amount $84,500	65	1,820
Progressive Corp. Strike price $295, expiration date 7/18/25, notional amount $708,000	24	840
Sabre Corp. Strike price $3, expiration date 7/18/25, notional amount $45,900	153	4,284
Sabre Corp. Strike price $4, expiration date 8/15/25, notional amount $43,200	108	540
Sabre Corp. Strike price $4, expiration date 10/17/25, notional amount $34,400	86	1,290
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Salesforce, Inc. Strike price $270, expiration date 7/18/25, notional amount $513,000	19	$15,580
SPDR Gold Shares Strike price $310, expiration date 8/15/25, notional amount $18,321,000	591	316,185
SPDR Gold Shares Strike price $315, expiration date 8/15/25, notional amount $6,363,000	202	73,730
SPDR Gold Shares Strike price $320, expiration date 8/15/25, notional amount $26,784,000	837	209,250
SPDR Gold Shares Strike price $325, expiration date 9/19/25, notional amount $17,875,000	550	191,400
SPDR S&P 500 ETF Trust Strike price $615, expiration date 7/11/25, notional amount $21,894,000	356	263,440
SPDR S&P 500 ETF Trust Strike price $625, expiration date 7/18/25, notional amount $562,500	9	3,565
Stryker Corp. Strike price $400, expiration date 7/18/25, notional amount $560,000	14	6,300
Trane Technologies PLC Strike price $450, expiration date 7/18/25, notional amount $1,305,000	29	9,280
UniCredit SpA Strike price EUR54, expiration date 7/18/25, notional amount EUR1,998,000	74	148,121
Valero Energy Corp. Strike price $135, expiration date 7/18/25, notional amount $337,500	25	8,925
Vertiv Holdings Co. Strike price $120, expiration date 7/18/25, notional amount $540,000	45	48,375
Vistra Corp. Strike price $180, expiration date 7/18/25, notional amount $450,000	25	43,200
Walmart, Inc. Strike price $100, expiration date 9/19/25, notional amount $1,380,000	138	51,060
LVIP BlackRock Global Allocation Fund-37

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Walmart, Inc. Strike price $105, expiration date 8/15/25, notional amount $2,509,500	239	$17,686
Walt Disney Co. Strike price $115, expiration date 7/18/25, notional amount $448,500	39	37,635
Walt Disney Co. Strike price $125, expiration date 8/15/25, notional amount $1,400,000	112	53,760
Walt Disney Co. Strike price $125, expiration date 9/19/25, notional amount $787,500	63	39,060
Wells Fargo & Co. Strike price $80, expiration date 7/18/25, notional amount $2,576,000	322	77,280
Wells Fargo & Co. Strike price $85, expiration date 8/15/25, notional amount $3,680,500	433	55,424
Wells Fargo & Co. Strike price $85, expiration date 10/17/25, notional amount $2,201,500	259	75,369
Williams Cos., Inc. Strike price $60, expiration date 7/18/25, notional amount $198,000	33	10,395
Xerox Holdings Corp. Strike price $6, expiration date 7/18/25, notional amount $39,000	65	455
Xerox Holdings Corp. Strike price $7, expiration date 7/18/25, notional amount $75,600	108	432
		6,139,214
Put Options–0.01%
American Airlines Group, Inc. Strike price $8, expiration date 9/19/25, notional amount $70,400	88	1,144
Dollar Tree, Inc. Strike price $85, expiration date 9/19/25, notional amount $1,946,500	229	51,754
EURO STOXX Banks Index Strike price EUR165, expiration date 7/18/25, notional amount EUR726,000	88	518
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
EURO STOXX Banks Index Strike price EUR175, expiration date 7/18/25, notional amount EUR866,250	99	$1,021
Invesco QQQ Trust Strike price $500, expiration date 7/18/25, notional amount $9,500,000	190	10,830
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $77, expiration date 7/18/25, notional amount $1,301,300	169	338
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $78, expiration date 7/18/25, notional amount $1,014,000	130	260
iShares Russell 2000 ETF Strike price $170, expiration date 7/18/25, notional amount $714,000	42	210
iShares Russell 2000 ETF Strike price $180, expiration date 7/18/25, notional amount $1,332,000	74	666
iShares Russell 2000 ETF Strike price $185, expiration date 8/15/25, notional amount $1,036,000	56	3,416
iShares Russell 2000 ETF Strike price $195, expiration date 8/15/25, notional amount $1,306,500	67	8,241
iShares Russell 2000 ETF Strike price $198, expiration date 7/18/25, notional amount $3,366,000	170	5,950
NIKE, Inc. Strike price $55, expiration date 7/18/25, notional amount $3,773,000	686	2,058
Oracle Corp. Strike price $190, expiration date 8/15/25, notional amount $3,268,000	172	27,520
LVIP BlackRock Global Allocation Fund-38

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
S&P 500 Index Strike price $5,975, expiration date 8/15/25, notional amount $597,500	1	$5,402
SPDR S&P 500 ETF Trust Strike price $570, expiration date 7/18/25, notional amount $10,830,000	190	10,640
		129,968
		6,269,182
Total Options Purchased (Cost $7,678,452)		8,086,232

TOTAL INVESTMENTS–98.89% (Cost $1,672,339,040)	$2,064,883,213

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.28)%
Over-The-Counter–(0.11)%
Call Swaptions–(0.08)%
10 Year Interest Rate Swap, expiration date 4/6/26, notional amount $(1,707,186) BNP	(1,707,186)	$(30,512)
1 Year Interest Rate Swap, expiration date 4/22/26, notional amount GBP(105,575,145) MSC	(105,575,145)	(240,411)
3 Year Interest Rate Swap, expiration date 8/18/25, notional amount $(26,455,278) JPM	(26,455,278)	(64,391)
1 Year Interest Rate Swap, expiration date 5/1/26, notional amount GBP(130,845,000) MSC	(130,845,000)	(186,756)
30 Year Interest Rate Swap, expiration date 8/27/25, notional amount $(8,845,000) CBK	(8,845,000)	(53,256)
10 Year Interest Rate Swap, expiration date 9/2/25, notional amount $(161,680,000) DB	(161,680,000)	(214,549)
5 Year Interest Rate Swap, expiration date 9/2/25, notional amount EUR(11,123,000) MSI	(11,123,000)	(16,562)
2 Year Interest Rate Swap, expiration date 9/3/25, notional amount $(22,146,000) DB	(22,146,000)	(50,555)
5 Year Interest Rate Swap, expiration date 9/12/25, notional amount $(34,376,000) BOA	(34,376,000)	(173,453)
2 Year Interest Rate Swap, expiration date 9/22/25, notional amount $(54,383,000) JPM	(54,383,000)	(179,248)
2 Year Interest Rate Swap, expiration date 9/26/25, notional amount $(67,435,000) CBK	(67,435,000)	(137,561)
30 Year Interest Rate Swap, expiration date 11/26/25, notional amount $(13,725,000) GS	(13,725,000)	(65,043)
2 Year Interest Rate Swap, expiration date 9/29/25, notional amount $(36,412,465) GS	(36,412,465)	(71,323)
2 Year Interest Rate Swap, expiration date 9/22/25, notional amount $(72,010,000) GS	(72,010,000)	(115,936)
5 Year Interest Rate Swap, expiration date 9/30/25, notional amount $(26,983,000) DB	(26,983,000)	(83,647)
(1,683,203)
Put Swaptions–(0.02)%
10 Year Interest Rate Swap, expiration date 4/6/26, notional amount $(1,707,186) BNP	(1,707,186)	(64,356)
10 Year Interest Rate Swap, expiration date 7/7/25, notional amount $(5,901,374) GS	(5,901,374)	(11,764)
10 Year Interest Rate Swap, expiration date 7/10/25, notional amount $(10,160,000) DB	(10,160,000)	(2)
1 Year Interest Rate Swap, expiration date 4/22/26, notional amount GBP(105,575,145) MSC	(105,575,145)	(71,275)
1 Year Interest Rate Swap, expiration date 5/1/26, notional amount GBP(130,845,000) MSC	(130,845,000)	(120,358)
5 Year Interest Rate Swap, expiration date 8/4/25, notional amount $(2,945,000) JPM	(2,945,000)	(1,621)
2 Year Interest Rate Swap, expiration date 11/6/25, notional amount $(54,294,169) CBK	(54,294,169)	(52,398)
5 Year Interest Rate Swap, expiration date 11/6/25, notional amount $(15,141,000) DB	(15,141,000)	(22,569)
2 Year Interest Rate Swap, expiration date 11/10/25, notional amount $(12,118,400) JPM	(12,118,400)	(7,091)
2 Year Interest Rate Swap, expiration date 12/9/25, notional amount EUR(15,861,000) MSI	(15,861,000)	(11,459)
2 Year Interest Rate Swap, expiration date 9/10/25, notional amount EUR(47,262,000) JPM	(47,262,000)	(46,288)
2 Year Interest Rate Swap, expiration date 9/15/25, notional amount $(68,752,000) UBS	(68,752,000)	(16,107)
CDX.NA.HY.S44, expiration date 7/16/25, notional amount $(2,365,000) GS	(2,365,000)	(863)
2 Year Interest Rate Swap, expiration date 9/22/25, notional amount $(36,576,000) BNP	(36,576,000)	(13,115)
5 Year Interest Rate Swap, expiration date 9/25/25, notional amount EUR(19,885,000) DB	(19,885,000)	(51,072)
(490,338)

LVIP BlackRock Global Allocation Fund-39

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Put Options–(0.00)%
EUR vs USD Strike price EUR1.02, expiration date 7/15/25, notional amount EUR(1,473,900) UBS	(1,445,000)	$(2)
USD vs BRL Strike price BRL5.65, expiration date 7/18/25, notional amount BRL(3,617,554) BRC	(640,275)	(23,643)
USD vs CNH Strike price CNH6.9, expiration date 8/06/25, notional amount CNH(164,737,500) CBK	(23,875,000)	(7,903)
USD vs JPY Strike price JPY140, expiration date 7/03/25, notional amount JPY(415,676,520) MSC	(2,969,118)	(332)
(31,880)
Call Options–(0.01)%
EUR vs USD Strike price EUR1.165, expiration date 7/29/25, notional amount EUR(11,673,882) BOA	(10,020,500)	(202,031)
EUR vs USD Strike price EUR1.18, expiration date 7/24/25, notional amount EUR(487,340) SGN	(413,000)	(4,169)
EUR vs USD Strike price EUR1.2, expiration date 7/29/25, notional amount EUR(1,622,537) BNP	(1,352,114)	(5,855)
JPY vs MXN Strike price MXN7.85, expiration date 9/24/25, notional amount MXN(69,794,350) MSC	(8,891,000)	(5,094)
USD vs MXN Strike price MXN20, expiration date 8/07/25, notional amount MXN(25,780,000) RBC	(1,289,000)	(2,659)
(219,808)
(2,425,229)
Centrally Cleared–(0.17)%
Put Options–(0.03)%
Advanced Micro Devices, Inc. Strike price $125, expiration date 9/19/25, notional amount $(787,500)	(63)	(28,399)
Alphabet, Inc. Strike price $165, expiration date 8/15/25, notional amount $(1,039,500)	(63)	(22,617)
Citigroup, Inc. Strike price $75, expiration date 9/19/25, notional amount $(1,792,500)	(239)	(26,768)
Dollar Tree, Inc. Strike price $70, expiration date 9/19/25, notional amount $(1,603,000)	(229)	(19,465)
Eli Lilly & Co. Strike price $700, expiration date 8/15/25, notional amount $(840,000)	(12)	(19,320)
EURO STOXX Banks Index Strike price EUR165, expiration date 9/19/25, notional amount EUR(1,526,250)	(185)	(13,075)
Hilton Worldwide Holdings, Inc. Strike price $230, expiration date 9/19/25, notional amount $(2,760,000)	(120)	(29,400)
Intuitive Surgical, Inc. Strike price $465, expiration date 8/15/25, notional amount $(837,000)	(18)	(9,900)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $103, expiration date 9/19/25, notional amount $(8,888,900)	(863)	(18,986)
iShares Russell 2000 ETF Strike price $189, expiration date 7/18/25, notional amount $(3,213,000)	(170)	(2,380)
Mastercard, Inc. Strike price $540, expiration date 7/18/25, notional amount $(432,000)	(8)	(2,352)
Meta Platforms, Inc. Strike price $620, expiration date 8/15/25, notional amount $(2,170,000)	(35)	(19,460)
Microsoft Corp. Strike price $440, expiration date 8/15/25, notional amount $(1,540,000)	(35)	(8,225)
Netflix, Inc. Strike price $1,100, expiration date 8/15/25, notional amount $(1,760,000)	(16)	(13,792)
NIKE, Inc. Strike price $50, expiration date 7/18/25, notional amount $(3,430,000)	(686)	(1,372)
Progressive Corp. Strike price $255, expiration date 7/18/25, notional amount $(306,000)	(12)	(2,910)
SPDR Gold Shares Strike price $290, expiration date 7/18/25, notional amount $(5,713,000)	(197)	(9,456)
SPDR Gold Shares Strike price $290, expiration date 9/19/25, notional amount $(15,950,000)	(550)	(144,650)
SPDR Gold Shares Strike price $295, expiration date 8/15/25, notional amount $(4,248,000)	(144)	(35,856)
SPDR Gold Shares Strike price $300, expiration date 7/18/25, notional amount $(4,320,000)	(144)	(31,680)
SPDR Gold Shares Strike price $300, expiration date 8/15/25, notional amount $(12,540,000)	(418)	(170,962)
Trane Technologies PLC Strike price $400, expiration date 7/18/25, notional amount $(400,000)	(10)	(1,550)
Walmart, Inc. Strike price $90, expiration date 9/19/25, notional amount $(1,242,000)	(138)	(21,666)
Walt Disney Co. Strike price $110, expiration date 8/15/25, notional amount $(1,232,000)	(112)	(10,416)
Walt Disney Co. Strike price $110, expiration date 9/19/25, notional amount $(693,000)	(63)	(9,135)
Wells Fargo & Co. Strike price $67.5, expiration date 8/15/25, notional amount $(2,922,750)	(433)	(15,588)
(689,380)
Call Options–(0.14)%
Air Products & Chemicals, Inc. Strike price $310, expiration date 9/19/25, notional amount $(279,000)	(9)	(3,240)
Alphabet, Inc. Strike price $185, expiration date 7/18/25, notional amount $(1,979,500)	(107)	(18,083)
Alphabet, Inc. Strike price $200, expiration date 8/15/25, notional amount $(1,480,000)	(74)	(15,910)
Alphabet, Inc. Strike price $200, expiration date 9/19/25, notional amount $(1,460,000)	(73)	(25,550)
Alphabet, Inc. Strike price $220, expiration date 12/19/25, notional amount $(2,794,000)	(127)	(47,342)
Amazon.com, Inc. Strike price $220, expiration date 7/18/25, notional amount $(2,618,000)	(119)	(63,427)
Amazon.com, Inc. Strike price $235, expiration date 8/15/25, notional amount $(4,206,500)	(179)	(87,710)
LVIP BlackRock Global Allocation Fund-40

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Amazon.com, Inc. Strike price $240, expiration date 9/19/25, notional amount $(2,256,000)	(94)	$(54,238)
Amazon.com, Inc. Strike price $250, expiration date 8/15/25, notional amount $(625,000)	(25)	(4,425)
Amazon.com, Inc. Strike price $270, expiration date 12/19/25, notional amount $(4,158,000)	(154)	(74,367)
Apollo Global Management, Inc. Strike price $160, expiration date 9/19/25, notional amount $(384,000)	(24)	(6,840)
Apple, Inc. Strike price $230, expiration date 8/15/25, notional amount $(3,979,000)	(173)	(26,642)
Apple, Inc. Strike price $230, expiration date 9/19/25, notional amount $(1,771,000)	(77)	(22,330)
Apple, Inc. Strike price $240, expiration date 12/19/25, notional amount $(5,496,000)	(229)	(80,786)
Bank of America Corp. Strike price $48, expiration date 7/18/25, notional amount $(768,000)	(160)	(13,600)
Bank of America Corp. Strike price $50, expiration date 8/15/25, notional amount $(3,165,000)	(633)	(42,411)
Boeing Co. Strike price $210, expiration date 7/18/25, notional amount $(987,000)	(47)	(25,380)
Boeing Co. Strike price $230, expiration date 9/19/25, notional amount $(874,000)	(38)	(20,140)
Broadcom, Inc. Strike price $300, expiration date 8/15/25, notional amount $(1,230,000)	(41)	(24,764)
Broadcom, Inc. Strike price $380, expiration date 12/19/25, notional amount $(2,622,000)	(69)	(44,696)
Cameco Corp. Strike price $85, expiration date 8/15/25, notional amount $(1,368,500)	(161)	(24,955)
Cameco Corp. Strike price $90, expiration date 9/19/25, notional amount $(504,000)	(56)	(10,808)
Capital One Financial Corp. Strike price $210, expiration date 7/18/25, notional amount $(1,218,000)	(58)	(40,600)
Chevron Corp. Strike price $155, expiration date 7/18/25, notional amount $(527,000)	(34)	(714)
Chevron Corp. Strike price $160, expiration date 9/19/25, notional amount $(336,000)	(21)	(2,751)
Crowdstrike Holdings, Inc. Strike price $560, expiration date 9/19/25, notional amount $(2,016,000)	(36)	(84,240)
CyberArk Software Ltd. Strike price $460, expiration date 8/15/25, notional amount $(414,000)	(9)	(5,400)
CyberArk Software Ltd. Strike price $460, expiration date 9/19/25, notional amount $(552,000)	(12)	(12,720)
Eli Lilly & Co. Strike price $900, expiration date 8/15/25, notional amount $(2,430,000)	(27)	(28,620)
Eli Lilly & Co. Strike price $940, expiration date 9/19/25, notional amount $(1,222,000)	(13)	(15,210)
Eli Lilly & Co. Strike price $1,000, expiration date 12/19/25, notional amount $(2,400,000)	(24)	(41,689)
EQT Corp. Strike price $65, expiration date 7/18/25, notional amount $(500,500)	(77)	(770)
EQT Corp. Strike price $70, expiration date 9/19/25, notional amount $(476,000)	(68)	(5,100)
Freeport-McMoRan, Inc. Strike price $48, expiration date 8/15/25, notional amount $(321,600)	(67)	(5,226)
Freeport-McMoRan, Inc. Strike price $50, expiration date 9/19/25, notional amount $(420,000)	(84)	(7,728)
Hess Corp. Strike price $160, expiration date 9/19/25, notional amount $(224,000)	(14)	(1,890)
Intuit, Inc. Strike price $860, expiration date 9/19/25, notional amount $(602,000)	(7)	(10,500)
Intuitive Surgical, Inc. Strike price $600, expiration date 9/19/25, notional amount $(540,000)	(9)	(10,818)
iShares China Large-Cap ETF Strike price $42, expiration date 7/18/25, notional amount $(12,474,000)	(2,970)	(17,820)
JPMorgan Chase & Co. Strike price $290, expiration date 8/15/25, notional amount $(2,668,000)	(92)	(89,056)
Meta Platforms, Inc. Strike price $780, expiration date 8/15/25, notional amount $(3,042,000)	(39)	(86,814)
Meta Platforms, Inc. Strike price $820, expiration date 8/15/25, notional amount $(2,870,000)	(35)	(41,370)
Meta Platforms, Inc. Strike price $820, expiration date 9/19/25, notional amount $(1,312,000)	(16)	(30,384)
Meta Platforms, Inc. Strike price $940, expiration date 12/19/25, notional amount $(3,102,000)	(33)	(53,387)
Micron Technology, Inc. Strike price $125, expiration date 8/15/25, notional amount $(550,000)	(44)	(28,160)
Micron Technology, Inc. Strike price $135, expiration date 8/15/25, notional amount $(1,849,500)	(137)	(39,730)
Micron Technology, Inc. Strike price $155, expiration date 9/19/25, notional amount $(651,000)	(42)	(7,098)
Microsoft Corp. Strike price $540, expiration date 9/19/25, notional amount $(2,700,000)	(50)	(31,500)
Microsoft Corp. Strike price $580, expiration date 12/19/25, notional amount $(5,974,000)	(103)	(69,996)
Netflix, Inc. Strike price $1,480, expiration date 9/19/25, notional amount $(444,000)	(3)	(12,645)
Netflix, Inc. Strike price $1,500, expiration date 8/15/25, notional amount $(2,400,000)	(16)	(37,424)
NextEra Energy, Inc. Strike price $80, expiration date 8/15/25, notional amount $(1,128,000)	(141)	(4,512)
Nikkei 225 Index Strike price JPY41,000, expiration date 7/11/25, notional amount JPY(2,419,000,000)	(59)	(151,592)
NVIDIA Corp. Strike price $165, expiration date 8/15/25, notional amount $(2,722,500)	(165)	(91,080)
NVIDIA Corp. Strike price $200, expiration date 11/21/25, notional amount $(1,880,000)	(94)	(43,360)
NVIDIA Corp. Strike price $220, expiration date 12/19/25, notional amount $(5,038,000)	(229)	(77,349)
Oracle Corp. Strike price $200, expiration date 8/15/25, notional amount $(1,600,000)	(80)	(188,880)
Oracle Corp. Strike price $220, expiration date 8/15/25, notional amount $(3,784,000)	(172)	(165,120)
Oracle Corp. Strike price $250, expiration date 9/19/25, notional amount $(1,075,000)	(43)	(27,821)
Salesforce, Inc. Strike price $300, expiration date 8/15/25, notional amount $(570,000)	(19)	(5,149)
LVIP BlackRock Global Allocation Fund-41

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Salesforce, Inc. Strike price $310, expiration date 9/19/25, notional amount $(775,000)	(25)	$(13,125)
SPDR Gold Shares Strike price $325, expiration date 8/15/25, notional amount $(19,207,500)	(591)	(96,924)
SPDR Gold Shares Strike price $335, expiration date 8/15/25, notional amount $(6,767,000)	(202)	(13,534)
SPDR Gold Shares Strike price $340, expiration date 8/15/25, notional amount $(28,458,000)	(837)	(38,502)
SPDR S&P 500 ETF Trust Strike price $625, expiration date 7/11/25, notional amount $(22,250,000)	(356)	(84,372)
SPDR S&P 500 ETF Trust Strike price $635, expiration date 7/18/25, notional amount $(571,500)	(9)	(1,168)
Tesla, Inc. Strike price $420, expiration date 9/19/25, notional amount $(546,000)	(13)	(11,765)
UniCredit SpA Strike price EUR62, expiration date 7/18/25, notional amount EUR(2,294,000)	(74)	(6,446)
Valero Energy Corp. Strike price $155, expiration date 9/19/25, notional amount $(341,000)	(22)	(3,729)
Vertiv Holdings Co. Strike price $125, expiration date 7/18/25, notional amount $(1,375,000)	(110)	(78,980)
Vertiv Holdings Co. Strike price $145, expiration date 8/15/25, notional amount $(638,000)	(44)	(22,132)
Vistra Corp. Strike price $210, expiration date 8/15/25, notional amount $(525,000)	(25)	(24,375)
Vistra Corp. Strike price $220, expiration date 9/19/25, notional amount $(1,518,000)	(69)	(78,660)
Walmart, Inc. Strike price $115, expiration date 8/15/25, notional amount $(2,748,500)	(239)	(2,868)
Walt Disney Co. Strike price $130, expiration date 8/15/25, notional amount $(507,000)	(39)	(10,959)
Walt Disney Co. Strike price $135, expiration date 9/19/25, notional amount $(378,000)	(28)	(6,720)
(2,806,126)
(3,495,506)
Total Options Written (Premiums received $(6,233,374))		(5,920,735)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.39%	29,186,433
NET ASSETS APPLICABLE TO 155,768,779 SHARES OUTSTANDING–100.00%	$2,088,148,911
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND STANDARD CLASS ($1,226,544,166 / 91,435,800 Shares)	$13.414
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND SERVICE CLASS ($861,604,745 / 64,332,979 Shares)	$13.393
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,636,620,094
Distributable earnings/(accumulated loss)	451,528,817
TOTAL NET ASSETS	$2,088,148,911

ΔSecurities have been classified by country of origin.
☐Rate is less than 0.01%.
+Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 8 in the accompanying notes for further information on these types of securities.

LVIP BlackRock Global Allocation Fund-42

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
^Zero coupon security.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Partially pledged as collateral for options.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

†Non-income producing.
#Fully or partially pledged as collateral for derivatives.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $36,677,191, which represented 1.76% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Services Ltd. Series D	6/6/2022	$966,416	$683,207
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	303,197
Bytedance Ltd. Series E1	6/6/2022	3,886,481	5,448,531
Caresyntax, Inc.	6/6/2022	240,886	9,139
Crown PropTech Acquisitions	2/6/2023	0	0
Cypher Bidco	6/6/2022	1,551,312	1,694,874
Databricks, Inc. Series F	6/6/2022	3,699,435	6,544,998
Databricks, Inc. Series G	6/6/2022	1,010,938	1,788,540
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,372,865
Epic Games, Inc.	6/6/2022	2,952,750	2,335,657
Exo, Inc.	5/22/2025	407,022	373
Exo, Inc. Series D	5/22/2025	31,327	35,624
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,309,998
Farmers Business Network, Inc.	6/6/2022	1,258,125	31,139
Galaxy Universal LLC	6/6/2022	1,310,907	1,313,328
GM Cruise Holdings LLC Class G	6/6/2022	542,495	27,806
Grand Rounds, Inc.	4/29/2019	1,804,027	817,688
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1 Series E1	6/6/2022	2,531,915	1,199,587
Jumpcloud, Inc. Series F Series F	6/6/2022	166,530	78,900
Loadsmart, Inc. Series C Series C	6/6/2022	1,759,432	564,019
Loadsmart, Inc. Series D Series D	6/6/2022	155,855	77,928
MCM Trust Series 2006-4 Class A2B	6/6/2022	511,954	436,441
Mercia A-1	6/6/2022	569,883	625,900
Mercia A-2	6/6/2022	1,737,637	1,908,438
Mercia B-1	6/6/2022	100,093	109,931
MNTN, Inc.	3/31/2025	377,132	455,683
Mythic AI, Inc.	6/6/2022	391,278	0
LVIP BlackRock Global Allocation Fund-43

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Neon Pagamentos SA	6/6/2022	$1,403,856	$1,254,885
Noodle Partners, Inc. Series C	6/6/2022	424,114	69,413
PsiQuantum Corp. Series D	6/6/2022	379,300	601,974
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	292
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	90,989
SambaNova Systems, Inc. Series C Series C	6/6/2022	1,364,826	748,475
SambaNova Systems, Inc. Series D Series D	6/6/2022	434,237	283,119
Snorkel AI, Inc. Series B	6/6/2022	41,487	42,736
Snorkel AI, Inc. Series C	6/6/2022	148,614	153,088
Sonder Holdings, Inc.	12/30/2024	0	9,068
Sonder Holdings, Inc.	4/11/2025	0	63,603
TVC DSCR	6/6/2022	578,502	405,917
Ukraine Government International Bonds	8/30/2024	18,093	19,598
Ukraine Government International Bonds	8/30/2024	2,419	2,492
Ukraine Government International Bonds	8/30/2024	6,967	7,398
Ukraine Government International Bonds	8/30/2024	7,492	7,631
Ukraine Government International Bonds	8/30/2024	6,145	6,511
Ukraine Government International Bonds	8/30/2024	38,133	35,126
Ursa Major Technologies, Inc.	6/6/2022	470,678	394,463
Verge Genomics, Inc. Series B	6/6/2022	513,271	207,469
Vita Global FinCo Ltd.	6/6/2022	695,787	655,254
Vita Global FinCo Ltd.	6/6/2022	471,633	443,899
Volta Series C	6/6/2022	174,273	0
Total		$42,847,556	$36,677,191

★Includes $14,302,000 cash collateral held at broker for futures contracts, $2,300,000 cash collateral held at broker for centrally cleared option contracts, $24,021,993 cash collateral held at brokers for centrally cleared swap contracts, $39,911 expense reimbursement receivable from Lincoln Financial Investments Corporation, $217,840 variation margin due from broker on futures contracts, $869,363 variation margin due from brokers on centrally cleared swap contracts, $36,032,145 payable for securities purchased, $2,618,532 payable for fund shares redeemed, $684,000 cash collateral due to brokers for certain open bilateral derivatives, $310,111 other accrued expenses payable, $1,283,372 due to manager and affiliates, $13,960 foreign capital gain taxes payable, $46,004 payable for audit fee and $55,594 payable for fund accounting fee as of June 30, 2025.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	(22,377,572)	USD	4,079,070	7/2/25	$—	$(37,633)
BNP	BRL	22,377,572	USD	(4,078,540)	7/2/25	38,162	—
BNP	BRL	(12,785,995)	USD	2,303,360	8/4/25	—	(29,508)
BNP	BRL	8,032,703	USD	(1,447,068)	8/4/25	18,538	—
BNP	CZK	37,795,548	USD	(1,744,812)	7/25/25	57,291	—
BNP	EUR	200,517	USD	(235,129)	7/1/25	1,086	—
BNP	HKD	31,497,853	USD	(4,070,000)	8/15/25	—	(39,167)
BNP	IDR	343,036,911	USD	(21,028)	9/17/25	153	—
BNP	JPY	18,238,187,754	USD	(127,202,466)	9/17/25	570,639	—
BNP	TWD	(5,444,439)	USD	181,300	7/15/25	—	(6,262)
BNY	CAD	48,128,967	USD	(35,357,862)	9/17/25	125,291	—
BNY	HKD	10,300,565	USD	(1,322,015)	9/17/25	—	(1,018)
BOA	CNH	(2,087,718)	USD	291,115	7/22/25	—	(1,070)
BOA	COP	(6,152,794,637)	USD	1,432,965	7/22/25	—	(68,310)
BOA	EUR	(3,278,366)	USD	3,834,649	9/17/25	—	(47,251)
LVIP BlackRock Global Allocation Fund-44

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	8,157,687	USD	(9,507,248)	9/17/25	$152,234	$—
BOA	JPY	63,847,604	USD	(434,213)	7/25/25	10,515	—
BOA	MXN	(36,806,197)	USD	1,911,806	9/17/25	—	(33,416)
BOA	NOK	(2,387,875)	USD	235,000	7/25/25	—	(1,944)
BOA	PHP	(5,828,691)	USD	103,108	7/22/25	—	(338)
BRC	BRL	(24,407,455)	USD	4,357,595	7/2/25	—	(132,537)
BRC	BRL	24,407,455	USD	(4,368,070)	7/2/25	122,061	—
BRC	CHF	(8,850,892)	USD	10,826,736	9/17/25	—	(438,554)
BRC	EUR	9,475,938	USD	(10,826,736)	9/17/25	393,683	—
BRC	EUR	(748,497)	USD	872,632	9/17/25	—	(13,661)
BRC	MYR	12,031,086	USD	(2,803,795)	7/22/25	53,001	—
BRC	MYR	14,424,485	USD	(3,399,836)	7/25/25	25,700	—
BRC	NOK	2,219,230	USD	(219,000)	7/25/25	1,209	—
BRC	PHP	(24,803,352)	USD	442,680	7/22/25	2,477	—
BRC	PHP	(2,870,848)	USD	50,852	7/22/25	—	(99)
BRC	THB	(57,145,304)	USD	1,727,283	7/22/25	—	(33,627)
BRC	TRY	(11,020,562)	USD	253,800	7/31/25	—	(15,726)
BRC	TRY	(12,386,633)	USD	287,000	9/2/25	—	(6,868)
BRC	TRY	(3,546,859)	USD	78,800	9/26/25	—	(3,644)
BRC	TRY	(11,256,029)	USD	240,700	10/24/25	—	(14,641)
CBK	BRL	2,423,890	USD	(434,000)	8/4/25	8,251	—
CBK	COP	5,317,625,920	USD	(1,302,270)	7/25/25	—	(5,294)
CBK	EGP	(5,521,587)	USD	107,633	10/2/25	191	—
CBK	EGP	12,992,256	USD	(239,798)	11/20/25	7,562	—
CBK	EUR	2,477,930	USD	(2,919,844)	9/17/25	14,263	—
CBK	INR	231,044,558	USD	(2,665,781)	7/25/25	26,787	—
CBK	JPY	(51,676,070)	USD	364,156	9/26/25	1,761	—
CBK	MXN	(86,794,545)	USD	4,452,530	7/22/25	—	(161,488)
CBK	MXN	53,550,083	USD	(2,794,000)	9/17/25	36,143	—
CBK	MXN	6,915,222	USD	(364,156)	9/26/25	958	—
CBK	NGN	204,774,188	USD	(128,951)	9/4/25	1,164	—
CBK	THB	96,026,016	USD	(2,911,291)	7/25/25	48,445	—
CIBC	EUR	208,923	USD	(240,211)	7/25/25	6,335	—
CIBC	JPY	967,333,504	USD	(6,745,080)	9/17/25	31,865	—
CIBC	PLN	6,299,028	USD	(1,688,085)	7/25/25	58,385	—
CIBC	PLN	13,207,782	USD	(3,537,290)	9/17/25	120,308	—
CIBC	ZAR	5,342,036	USD	(300,657)	7/22/25	550	—
DB	CAD	(5,011,316)	USD	3,681,576	9/17/25	—	(13,024)
DB	CHF	(100,304)	USD	123,000	7/25/25	—	(3,850)
DB	CZK	(12,376,704)	USD	559,387	7/22/25	—	(30,678)
DB	EUR	(271,360)	USD	309,085	7/16/25	—	(10,925)
DB	EUR	(277,262)	USD	311,448	7/22/25	—	(15,670)
DB	EUR	(18,965,649)	USD	21,725,433	9/17/25	—	(731,713)
DB	IDR	(7,964,253,804)	USD	480,556	7/22/25	—	(11,289)
DB	JPY	2,055,976,192	USD	(14,188,442)	9/17/25	215,317	—
DB	KRW	748,099,080	USD	(547,000)	7/25/25	6,808	—
DB	MXN	143,692,738	USD	(7,536,991)	9/17/25	57,227	—
DB	PEN	(3,642,000)	USD	996,443	7/22/25	—	(31,053)
DB	PEN	(1,040,631)	USD	289,000	7/25/25	—	(4,565)
GSI	BRL	(1,618,400)	USD	289,000	7/2/25	—	(8,730)
GSI	BRL	1,618,400	USD	(296,568)	7/2/25	1,162	—
GSI	BRL	42,638,851	USD	(7,655,983)	9/17/25	39,451	—
GSI	BRL	(25,669,408)	USD	4,508,071	9/17/25	—	(124,728)
GSI	EUR	(6,517,410)	USD	7,655,983	9/17/25	—	(61,255)
GSI	HUF	(45,302,253)	USD	125,857	7/22/25	—	(7,511)
GSI	HUF	770,101,997	USD	(2,182,581)	9/17/25	77,981	—
GSI	IDR	(12,414,841,551)	USD	747,027	7/22/25	—	(19,671)
GSI	MXN	45,611,638	USD	(2,359,665)	7/25/25	64,198	—
GSI	MYR	(1,620,899)	USD	384,099	7/22/25	—	(785)
GSI	PLN	(4,270,930)	USD	1,134,667	7/22/25	—	(49,590)
GSI	UYU	(6,280,192)	USD	149,503	7/22/25	—	(7,856)
LVIP BlackRock Global Allocation Fund-45

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	CAD	(572,715)	USD	416,000	7/25/25	$—	$(5,165)
HSBC	CAD	(169,414)	USD	124,950	9/17/25	49	—
HSBC	COP	1,913,435,729	USD	(468,864)	7/22/25	—	(1,988)
HSBC	EUR	1,813,019	USD	(2,135,106)	9/17/25	11,681	—
HSBC	HKD	(31,564,885)	USD	4,070,000	8/15/25	30,588	—
HSBC	HUF	(99,311,089)	USD	274,520	7/22/25	—	(17,848)
HSBC	NZD	1,752,447	USD	(1,062,490)	9/17/25	8,532	—
HSBC	PLN	(10,423,448)	USD	2,745,638	7/22/25	—	(144,608)
HSBC	ZAR	(76,418,370)	USD	4,203,699	7/22/25	—	(105,094)
JPM	CAD	316,196	USD	(231,000)	7/25/25	1,525	—
JPM	EUR	(5,649,091)	USD	6,548,808	9/17/25	—	(140,256)
JPM	GBP	(3,273,145)	USD	4,422,918	9/17/25	—	(72,229)
JPM	INR	(28,225,098)	USD	328,399	9/17/25	280	—
JPM	SGD	5,198,914	USD	(4,064,720)	9/17/25	47,498	—
JPM	ZAR	(5,236,673)	USD	289,467	7/22/25	—	(5,799)
JPM	ZAR	43,500,749	USD	(2,392,737)	7/25/25	59,419	—
JPM	ZAR	90,274,847	USD	(5,095,955)	9/17/25	—	(25,884)
JPM	ZAR	39,008,318	USD	(2,187,146)	9/17/25	3,663	—
MSC	AUD	(633,418)	USD	404,850	7/25/25	—	(12,247)
MSC	BRL	26,140,310	USD	(4,727,000)	9/17/25	—	(9,212)
MSC	CHF	(8,421,928)	USD	10,356,967	9/17/25	—	(362,344)
MSC	COP	(14,285,358,141)	USD	3,365,735	7/22/25	—	(119,876)
MSC	CZK	(27,891,282)	USD	1,254,704	7/22/25	—	(75,026)
MSC	DKK	59,327,551	USD	(9,147,988)	9/17/25	274,148	—
MSC	EUR	(3,918,109)	USD	4,500,647	9/17/25	—	(138,769)
MSC	GBP	3,332,950	USD	(4,500,647)	9/17/25	76,632	—
MSC	HUF	354,746,516	USD	(1,004,522)	7/25/25	39,651	—
MSC	IDR	(45,862,080,410)	USD	2,752,274	7/22/25	—	(80,010)
MSC	IDR	43,673,550,791	USD	(2,659,551)	7/25/25	38,991	—
MSC	JPY	(545,335,891)	USD	3,834,000	9/17/25	13,486	—
MSC	JPY	(14,762,025)	USD	104,044	9/26/25	521	—
MSC	KRW	12,634,307,501	USD	(9,300,176)	9/17/25	83,013	—
MSC	MXN	1,975,778	USD	(104,044)	9/26/25	274	—
MSC	MYR	(20,036,374)	USD	4,665,600	7/22/25	—	(92,061)
MSC	MYR	2,640,970	USD	(617,482)	7/22/25	9,620	—
MSC	NGN	253,645,700	USD	(151,144)	9/4/25	10,024	—
MSC	NOK	104,693,913	USD	(10,356,967)	9/17/25	34,956	—
MSC	SGD	385,408	USD	(298,700)	7/25/25	5,025	—
MSC	TWD	283,700,111	USD	(9,657,054)	9/17/25	273,989	—
RBC	AUD	50,742,526	USD	(33,141,251)	9/17/25	309,301	—
RBC	CHF	41,012,361	USD	(50,460,667)	9/17/25	1,739,286	—
RBC	EUR	35,021,595	USD	(40,249,252)	9/17/25	1,219,674	—
RBC	GBP	11,896,121	USD	(16,072,839)	9/17/25	264,599	—
RBC	NOK	(87,192,057)	USD	8,633,157	9/17/25	—	(21,530)
RBC	SEK	69,439,192	USD	(7,268,643)	9/17/25	108,898	—
SGN	CLP	(237,318,527)	USD	251,658	7/25/25	—	(3,082)
SGN	CLP	217,163,100	USD	(231,000)	7/25/25	2,105	—
SGN	CNH	219,711,855	USD	(30,787,060)	9/17/25	100,329	—
SGN	ZAR	(5,991,393)	USD	333,563	7/22/25	—	(4,257)
UBS	CNH	(947,825)	USD	131,685	7/22/25	—	(967)
UBS	CNH	17,028,604	USD	(2,374,462)	7/25/25	9,353	—
UBS	EUR	75,127	USD	(85,558)	7/16/25	3,039	—
UBS	GBP	(21,196,412)	USD	28,641,885	9/17/25	—	(468,032)
UBS	HKD	(146,635,780)	USD	18,816,708	9/17/25	11,387	—
UBS	MXN	5,363,395	USD	(283,463)	7/22/25	1,656	—
UBS	TRY	69,653,595	USD	(1,684,643)	7/31/25	18,849	—
UBS	TRY	(8,126,125)	USD	175,000	9/26/25	—	(13,886)
UBS	ZAR	(33,034,615)	USD	1,802,861	7/22/25	—	(59,771)
Total Foreign Currency Exchange Contracts						$7,209,193	$(4,204,890)
LVIP BlackRock Global Allocation Fund-46

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(982)	CBOT 10 Year U.S. Treasury Notes Futures	$(110,106,750)	$(107,789,629)	9/19/25	$—	$(2,317,121)
7	CBOT 2 Year U.S. Treasury Notes Futures	1,456,164	1,455,955	9/30/25	209	—
806	CBOT 5 Year U.S. Treasury Notes Futures	87,854,000	87,171,919	9/30/25	682,081	—
112	CBOT U.S. Long Bond Futures	12,932,500	12,507,896	9/19/25	424,604	—
531	CBOT Ultra Long-Term U.S. Treasury Bond Futures	63,255,375	61,540,537	9/19/25	1,714,838	—
260	Eurex 10 Year Euro BUND Futures	39,860,672	40,093,686	9/8/25	—	(233,014)
66	Eurex 2 Year Euro SCHATZ Futures	8,338,124	8,351,404	9/8/25	—	(13,280)
(8)	Eurex 30 Year Euro BUXL Futures	(1,118,959)	(1,135,160)	9/8/25	16,201	—
444	Eurex 5 Year Euro BOBL Futures	61,547,827	61,773,150	9/8/25	—	(225,323)
71	Euro-BTP Italian Bond Futures	10,119,774	10,098,522	9/8/25	21,252	—
74	French Government Bond Futures	10,794,928	10,867,349	9/8/25	—	(72,421)
82	Long Gilt Futures	10,471,203	10,268,697	9/26/25	202,506	—
505	SFE 10 Year Australian Bond Futures	38,095,528	37,764,417	9/15/25	331,111	—
(116)	Three-Month SOFR Futures	(27,935,700)	(27,878,738)	3/17/26	—	(56,962)
(9)	TSE Japanese 10 Year Bond Futures	(8,688,448)	(8,662,900)	9/12/25	—	(25,548)
(1,849)	Ultra 10 Year U.S. Treasury Notes Futures	(211,277,141)	(205,766,398)	9/19/25	—	(5,510,743)
					3,392,802	(8,454,412)
Equity Contracts:
(2)	CBOE Volatility Index Futures	(37,425)	(40,834)	7/16/25	3,409	—
68	CBOE Volatility Index Futures	1,366,637	1,424,658	8/20/25	—	(58,021)
(1)	CBOE Volatility Index Futures	(20,701)	(22,007)	9/17/25	1,306	—
1	CBOE Volatility Index Futures	21,107	22,113	10/22/25	—	(1,006)
3	CBOE Volatility Index Futures	63,791	65,610	12/17/25	—	(1,819)
(1)	CBOE Volatility Index Futures	(21,975)	(21,907)	1/21/26	—	(68)
1	CBOE Volatility Index Futures	22,150	22,113	2/18/26	37	—
(156)	CME E-mini NASDAQ 100 Index Futures	(71,426,940)	(68,321,487)	9/19/25	—	(3,105,453)
29	CME E-mini Russell 2000 Index Futures	3,177,965	3,071,695	9/19/25	106,270	—
107	CME E-mini S&P 500 Index Futures	33,457,562	32,428,493	9/19/25	1,029,069	—
136	Eurex EURO STOXX 50 Futures	8,533,923	8,484,071	9/19/25	49,852	—
667	Eurex EURO STOXX Banks Index Futures	7,915,858	7,878,494	9/19/25	37,364	—
(17)	FTSE 100 Index Futures	(2,051,034)	(2,064,944)	9/19/25	13,910	—
187	IFSC NIFTY 50 Index Futures	9,574,774	9,482,071	7/31/25	92,703	—
4	Montreal Exchange S&P/TSX 60 Index Futures	939,967	927,699	9/18/25	12,268	—
132	OSE Nikkei 225 Index Futures	37,132,877	34,897,187	9/11/25	2,235,690	—
					3,581,878	(3,166,367)
Total Futures Contracts					$6,974,680	$(11,620,779)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(21,869)	$(18,305)	$—	$(3,564)
CDX.NA.HY.44 - Quarterly[4]	645,000	(5.00%)	6/20/30	(49,503)	(24,025)	—	(25,478)
CDX.NA.IG.44 - Quarterly[5]	1,958,794	(1.00%)	6/20/30	(43,580)	(42,981)	—	(599)
					(85,311)	—	(29,641)
Protection Sold
CDX.NA.HY.39- Quarterly[4]	1,954,835	(5.00%)	12/20/27	129,352	(14,605)	143,957	—
CDX.NA.HY.41- Quarterly[4]	3,773,088	(5.00%)	12/20/28	284,289	98,855	185,434	—
CDX.NA.IG.39- Quarterly[5]	1,578,595	(1.00%)	12/20/27	27,218	1,214	26,004	—
LVIP BlackRock Global Allocation Fund-47

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Protection Sold (continued)
ITRAXX Europe.42- Quar- terly[6]	EUR 8,586,899	(5.00%)	12/20/29	$920,332	$695,010	$225,322	$—
ITRAXX Europe - Quarterly[6]	EUR 250,469	(5.00%)	6/20/30	27,887	24,624	3,264	—
					805,098	583,981	—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
GS Ally Financial, Inc. 5.54 - 01/17/2031 - Quarterly	275,000	(5.00%)	6/20/30	$(45,223)	$(39,915)	$—	$(5,308)
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	(12,817)	(3,061)	—	(9,756)
JPM Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	(13,157)	8,583	—	(21,740)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(724)	310	—	(1,034)
GS Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	176	1,049	—	(873)
GS Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	65,000	(5.00%)	6/20/26	380	2,946	—	(2,566)
JPM Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(20,022)	17,204	—	(37,226)
BNP Deutsche Bank AG 1.75 - 11/29/2030 - Quarterly	EUR 457,382	(1.00%)	12/20/29	(6,302)	(2,658)	—	(3,644)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	6/20/29	(25,534)	(17,127)	—	(8,407)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(12,767)	(7,569)	—	(5,198)
JPM Hertz Corp. 5 - 12/01/2029 - Quarterly	45,000	(5.00%)	12/20/25	1,281	1,474	—	(193)
BNP Intesa Sanpaolo SpA 0.01 - 03/03/2017 - Quarterly	EUR 470,111	(1.00%)	6/20/30	(14,839)	(9,972)	—	(4,867)
JPM Intesa Sanpaolo SpA 3.92 - 02/24/2026 - Quarterly	EUR 435,236	(1.00%)	12/20/29	(3,025)	—	—	(3,025)
DB Occidental Petroleum Corp. 5.55 - 03/15/2026 - Quarterly	160,000	(1.00%)	6/20/30	(425)	(422)	—	(3)
MSC Panama Government International Bonds 8.875 - 09/30/2027 - Quarterly	65,000	(1.00%)	6/20/30	2,503	3,015	—	(512)
BRC Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	(552)	1,232	—	(1,784)
BRC Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	(513)	1,146	—	(1,659)
BRC Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	167	6,429	—	(6,262)
LVIP BlackRock Global Allocation Fund-48

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
GS Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	$183	$7,075	$—	$(6,892)
CBK Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	100	4,060	—	(3,960)
CBK Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	133	5,571	—	(5,438)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	267	10,570	—	(10,303)
JPM Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(8,371)	6,289	—	(14,660)
BNP Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	125,000	(1.00%)	6/20/30	(2,513)	(664)	—	(1,849)
GS Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	6/20/30	698	3,991	—	(3,293)
GSI Telecom Italia SpA 3.00 - 09/30/2025 - Quarterly	EUR 205,000	(1.00%)	12/20/29	1,285	9,048	—	(7,763)
JPM Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	14,422	5,212	9,210	—
					13,816	9,210	(168,215)
Protection Sold
DB Altice France SA 5.88 - 02/01/2027 - Quarterly	EUR 327,000	(5.00%)	12/20/29	(61,023)	(55,977)	—	(5,046)
BNP AXA SA 1.125 - 05/15/2028 - Quarterly	EUR 470,111	(1.00%)	6/20/30	14,465	9,719	4,746	—
DB Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 112,907	(5.00%)	12/20/29	12,485	(10,287)	22,772	—
JPM Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 126,000	(5.00%)	6/20/30	14,048	4,049	9,999	—
GSI Forvia SE 3.13 - 06/15/2026 - Quarterly	EUR 113,000	(5.00%)	12/20/29	6,962	7,293	—	(331)
BNP Hannover Rueck SE 1.13 - 10/09/2039 - Quarterly	EUR 228,691	(1.00%)	12/20/29	2,577	1,290	1,287	—
BNP ITRAXX.XO - Quarterly[7]	EUR 743,000	(5.00%)	12/20/29	113,945	84,521	29,424	—
BNP Muenchener Rueckversicherungs- Gesellschaft AG 1.25 - 05/26/2041 - Quarterly	EUR 228,691	(1.00%)	12/20/29	2,851	1,340	1,511	—
JPM Swedbank AB 3.00 - 12/05/2027 - Quarterly	EUR 435,236	(1.00%)	12/20/29	880	(1,173)	2,053	—
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	5,639	1,993	3,646	—
LVIP BlackRock Global Allocation Fund-49

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold (continued)
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	45,000	(5.00%)	12/20/29	$7,988	$6,831	$1,157	$—
CBK Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	85,000	(5.00%)	12/20/29	15,089	13,648	1,441	—
					63,247	78,036	(5,377)
					77,063	87,246	(173,592)
Total CDS Contracts					$796,850	$671,227	$(203,233)
Swap Contract1
Inflation Swap Contract
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$59,560	$59,560	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
GBP 95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	$(362,751)	$261	$—	$(363,012)
EUR 3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	611,959	49	611,910	—
ZAR 32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	207,997	24	207,973	—
ZAR 16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	105,261	14	105,247	—
ZAR 16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	104,055	15	104,040	—
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(60,862)	1,041	—	(61,903)
EUR 8,364,000	2.34	1 day EUR STR	Pay	Annual	1/19/33	(86,374)	90	—	(86,464)
GBP 7,195,000	4.86	SONIA12M	Pay	Annual	6/20/28	349,458	(12)	349,470	—
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	315,102	178	314,924	—
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	140,518	90	140,428	—
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	(34,419)	117	—	(34,536)
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	(120,004)	116	—	(120,120)
JPY 3,223,089,028	0.28	TONAR12M	Receive	Annual	3/9/26	56,169	37	56,132	—
ZAR 22,948,658	8.02	JIBAR03M	Receive	Quarterly	3/26/26	(36,488)	—	—	(36,488)
ZAR 33,758,284	8.15	JIBAR03M	Receive	Quarterly	5/7/26	(17,798)	2	—	(17,800)
ZAR 1,079,735	6.92	JIBAR03M	Receive	Quarterly	9/23/26	29	—	29	—
ZAR 13,258,493	7.25	JIBAR03M	Receive	Quarterly	3/19/27	(3,246)	3	—	(3,249)
47,945,300	3.65	SOFR12M	Receive	Annual	11/2/54	2,530,416	14,916	2,515,500	—
PLN 5,448,860	5.24	WIBOR06M	Receive	Semiannual	9/19/26	(6,829)	4	—	(6,833)
MXN 7,001,881	8.97	MTIIE01M	Receive	Monthly	12/14/29	(19,093)	3	—	(19,096)
PLN 4,544,998	5.14	WIBOR06M	Receive	Semiannual	3/19/27	(11,521)	4	—	(11,525)
PLN 2,726,998	5.13	WIBOR06M	Receive	Semiannual	3/19/27	(6,728)	2	—	(6,730)
ZAR 25,090,581	7.94	JIBAR03M	Receive	Quarterly	3/19/30	(38,631)	13	—	(38,644)
ZAR 25,450,216	6.94	JIBAR03M	Receive	Quarterly	9/17/26	415	4	411	—
LVIP BlackRock Global Allocation Fund-50

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
ZAR 5,839,261	6.99	JIBAR03M	Receive	Quarterly	9/17/27	$(397)	$1	$—	$(398)
ZAR 11,050,309	7.60	JIBAR03M	Receive	Quarterly	9/17/30	(5,980)	7	—	(5,987)
PLN 3,202,709	3.97	WIBOR06M	Receive	Semiannual	9/17/27	3,273	4	3,269	—
PLN 2,399,768	4.21	WIBOR06M	Receive	Semiannual	9/17/26	1,224	2	1,222	—
ZAR 13,328,000	7.77	JIBAR03M	Receive	Quarterly	9/17/30	(12,559)	8	—	(12,567)
CZK 20,344,550	3.70	PRIBOR06M	Receive	Semiannual	6/30/30	8	10	—	(2)
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	192,730	29	192,701	—
GBP 6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	132,893	221	132,672	—
GBP 6,858,000	4.12	SONIA12M	Pay	Annual	11/21/28	134,875	225	134,650	—
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	398,548	74	398,474	—
EUR 17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	638,041	—	638,041	—
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(358,811)	73	—	(358,884)
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(358,334)	75	—	(358,409)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	3,242,740	49,798	3,192,942	—
128,216,200	4.93	SOFR12M	Pay	Annual	4/26/26	1,114,839	9,998	1,104,841	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	8,061,843	174,491	7,887,352	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	7,776,133	234,185	7,541,948	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	140,505	24,423	116,082	—
EUR 19,803,303	2.90	EURIBOR06M	Pay	Semiannual	4/30/29	647,281	158	647,123	—
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	602,969	202	602,767	—
28,181,000	4.50	SOFR12M	Pay	Annual	5/8/26	133,150	54	133,096	—
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	390,245	102	390,143	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	357,752	96	357,656	—
EUR 14,337,950	2.87	EURIBOR06M	Pay	Semiannual	6/11/29	445,782	119	445,663	—
12,384,311	4.35	SOFR12M	Pay	Annual	7/22/26	33,105	29	33,076	—
13,979,605	3.66	SOFR12M	Pay	Annual	10/10/29	63,780	112	63,668	—
9,414,413	3.66	SOFR12M	Pay	Annual	10/10/34	(50,502)	144	—	(50,646)
43,538,712	4.00	SOFR12M	Pay	Annual	10/28/26	39,843	130	39,713	—
GBP 5,400,000	4.10	SONIA12M	Pay	Annual	11/7/54	(455,953)	25,334	—	(481,287)
MXN 106,952,390	9.26	MTIIE01M	Pay	Monthly	11/18/26	130,960	17	130,943	—
MXN 98,015,509	9.04	MTIIE01M	Pay	Monthly	11/14/29	278,708	39	278,669	—
PLN 1,773,716	4.94	WIBOR06M	Pay	Semiannual	3/19/30	13,123	5	13,118	—
PLN 1,064,231	4.88	WIBOR06M	Pay	Semiannual	3/19/30	7,126	3	7,123	—
15,196,881	3.67	SOFR12M	Pay	Annual	12/26/34	(48,799)	238	—	(49,037)
GBP 14,863,600	4.00	SONIA12M	Pay	Annual	1/16/30	266,061	477	265,584	—
EUR 240,559	2.42	EURIBOR06M	Pay	Annual/Semiannual	1/31/30	1,853	64	1,789	—
EUR 483,280	2.43	EURIBOR06M	Pay	Annual/Semiannual	2/3/30	4,175	1,110	3,065	—
CZK 12,648,096	3.46	PRIBOR06M	Pay	Semi-Annual	3/19/30	(4,730)	5	—	(4,735)
HUF 135,981,220	6.50	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/27	2,145	1	2,144	—
HUF 54,004,106	6.55	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/30	2,921	1	2,920	—
CZK 5,649,630	3.66	PRIBOR06M	Pay	Semi-Annual	6/18/30	392	640	—	(248)
CZK 3,150,321	3.56	PRIBOR06M	Pay	Semi-Annual	6/18/30	(478)	2	—	(480)
HUF 319,000,000	5.76	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	(3,627)	4	—	(3,631)
274,760,000	4.24	FEDL12M	Pay	Annual	7/30/25	(31,743)	130	—	(31,873)
HUF 200,381,316	5.68	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	(3,137)	3	—	(3,140)
HUF 23,784,309	5.96	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/30	(396)	—	—	(396)
EUR 318,791	2.63	EURIBOR06M	Pay	Semiannual	1/31/30	6,604	7,015	—	(411)
PLN 1,728,225	4.04	WIBOR06M	Pay	Semiannual	9/17/30	(3,250)	5	—	(3,255)
CZK 9,446,078	3.41	PRIBOR06M	Pay	Semiannual	9/17/30	(4,914)	5	—	(4,919)
EUR 3,472,601	2.20	EURIBOR06M	Pay	Semiannual	6/4/30	(11,732)	38	—	(11,770)
CZK 13,851,000	3.55	PRIBOR06M	Pay	Semiannual	9/17/30	(2,827)	7	—	(2,834)
MXN 6,909,000	7.82	MTIIE01M	Pay	Monthly	6/7/30	2,064	3	2,061	—
KRW 2,062,513,000	2.40	3 mo. KRW COD Rate	Pay	At Maturity	9/17/28	(112)	15	—	(127)
144,915,000	4.28	FEDL12M	Pay	Annual	9/17/25	2,660	186	2,474	—
THB 3,889,000	1.61	1 day THB THOR	Pay	Quarterly	9/17/35	2	2	—	—
MXN 33,976,702	9.31	MTIIE01M	Receive	Monthly	1/9/26	(15,563)	1	—	(15,564)
MXN 6,902,039	8.65	MTIIE01M	Receive	Monthly	2/7/30	(14,462)	3	—	(14,465)
973,478	3.88	SOFR12M	Receive	Annual	3/20/27	(3,933)	104	—	(4,037)
MXN 3,039,773	7.73	MTIIE01M	Receive	Monthly	5/6/30	(280)	2	—	(282)
MXN 36,182,000	7.73	MTIIE01M	Receive	Monthly	6/19/26	(963)	2	—	(965)
12,000,000	3.70	SOFR12M	Pay	Annual	1/6/35	(6,702)	188	—	(6,890)
39,265,000	4.07	SOFR12M	Pay	Annual	1/14/27	212,507	138	212,369	—
14,863,600	4.00	SOFR12M	Pay	Annual	1/23/30	347,247	128	347,119	—
LVIP BlackRock Global Allocation Fund-51

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
15,688,892	3.23	SOFR12M	Pay	Annual	2/19/30	$(189,137)	$137	$—	$(189,274)
12,597,022	3.90	SOFR12M	Pay	Annual	2/24/30	243,928	110	243,818	—
MXN 52,805,678	8.47	MTIIE01M	Pay	Monthly	2/25/26	13,119	2	13,117	—
11,860,000	3.75	SOFR12M	Pay	Annual	3/27/35	50,788	191	50,597	—
MXN 14,868,939	7.73	MTIIE01M	Pay	Monthly	5/11/26	(37)	1	—	(38)
MXN 4,391,000	7.72	MTIIE01M	Pay	Monthly	6/24/30	355	2	353	—
							$548,099	$30,040,426	$(2,422,951)

Counterparty	Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BNP	BRL 19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	$(362,762)	$—	$—	$(362,762)
BNP	BRL 108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(2,026)	—	—	(2,026)
BNP	BRL 14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(274,796)	—	—	(274,796)
BNP	BRL 3,596,590	9.79	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(62,738)	—	—	(62,738)
BNP	BRL 8,606,177	10.98	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(19,371)	—	—	(19,371)
BNP	BRL 9,150,124	12.16	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(9,137)	—	—	(9,137)
BOA	BRL 20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(378,432)	—	—	(378,432)
BOA	BRL 16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(312,936)	—	—	(312,936)
BOA	BRL 34,608,328	13.12	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	—	—	—	—
BOA	BRL 8,616,553	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	—	—	—	—
BOA	BRL 7,403,883	12.95	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	—	—	—	—
BRC	BRL 4,231,464	14.18	BRL-CDI 1 Day	Receive	At Maturity	1/2/26	(439)	—	—	(439)
BRC	BRL 1,863,607	14.79	BRL-CDI 1 Day	Receive	At Maturity	1/2/26	178	—	178	—
BRC	COP 2,419,147,717	8.23	1 day COP IBR	Receive	Quarterly	9/17/30	11,213	—	11,213	—
BRC	BRL 41,553	11.83	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(52)	—	—	(52)
BRC	BRL 1,750,821	14.03	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	12,722	—	12,722	—
BRC	BRL 7,838,472	14.67	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(51)	—	—	(51)
BRC	BRL 771,090	13.33	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	1,446	—	1,446	—
BRC	BRL 3,577,000	13.34	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	7,695	—	7,695	—
BRC	BRL 13,256,236	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	—	—	—	—
BRC	BRL 2,321,333	13.04	BRL-CDI 1 Day	Pay	At Maturity	1/2/31	—	—	—	—
MSC	COP 2,650,140,264	8.64	1 day COP IBR	Receive	Quarterly	4/4/30	627	—	627	—
MSC	COP 2,842,721,082	8.34	1 day COP IBR	Receive	Quarterly	9/17/30	10,090	—	10,090	—
								—	43,971	(1,422,740)
Total IRS Contracts								$548,099	$30,084,397	$(3,845,691)
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CBK- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	670	4.44%	12/19/25	$(175)	$—	$(175)
GS- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	332	(1.00%)	12/19/25	(6,617)	—	(6,617)
LVIP BlackRock Global Allocation Fund-52

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on JPMorgan Emerging Markets FX Volatility Carry Index	581	(1.00%)	12/19/25	$12	$12	$—
GSI- Receive variable amounts based on SOFR12M and pay quarterly payments based on Goldman Sachs Lexicon Long Short Index	714	(1.00%)	12/19/25	(3,918)	—	(3,918)
DB- Receive variable amounts based on SOFR12M and pay quarterly payments based on Deutsche Bank Variable No- tional Long-Short Credit Index	930	(1.00%)	12/19/25	1,044	1,044	—
BNP- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	55,491	3.79%	9/19/25	43,530	43,530	—
JPM- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	41,600	(4.04%)	9/19/25	32,449	32,449	—
GS- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(57,680)	(3.69%)	9/19/25	(93,895)	—	(93,895)
JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(55,655)	(3.79%)	9/19/25	(83,304)	—	(83,304)
BNP- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	19,784	4.54%	9/19/25	9,515	9,515	—
GS- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(37,294)	(3.79%)	9/19/25	(55,821)	—	(55,821)
BNP- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	18,963	3.84%	9/19/25	21,110	21,110	—
LVIP BlackRock Global Allocation Fund-53

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPM- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	74,549	4.54%	9/19/25	$25,594	$25,594	$—
GS- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	30,843	3.89%	9/19/25	24,140	24,140	—
=BNP- Receive amounts based on Korea Stock Exchange KO- SPI 200 Mini Index and pay variable quarterly payments based on 3 month KRW COD Rate	KRW 9,720,029	0.67%	9/17/25	—	—	—
BNP- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	42,100	3.94%	9/19/25	—	—	—
BNP- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	21,100	3.94%	9/19/25	—	—	—
Total TRS Contracts					$157,394	$(243,730)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Netherlands
JPM - Adyen NV - Monthly	1,054	4.50%	7/21/2025	2,052,834	$(117,987)	$—	$(117,987)
Saudi Arabia
JPM - Derayah Financial Co. - Monthly	10,647	5.08%	7/21/2025	73,806	3,126	3,126	—
JPM - flynas Co. SJSC - Monthly	24,728	5.08%	7/21/2025	527,577	14,389	14,389	—
JPM - Nice One Beauty Digital Marketing Co. - Monthly	5,076	5.08%	7/21/2025	44,526	191	191	—
JPM - Rasan Information Technology Co. - Monthly	21,745	5.08%	7/21/2025	482,365	21,471	21,471	—
JPM - United International Holding Co. - Monthly	256	5.08%	7/21/2025	11,467	(668)	—	(668)
United Arab Emirates
JPM - Talabat Holding PLC - Monthly	887,095	5.08%	7/21/2025	340,554	(16,885)	—	(16,885)
United States
JPM - AMC Networks, Inc. - Monthly	20,226	4.53%	7/21/2025	136,526	(9,708)	—	(9,708)
JPM - Eagle Bancorp, Inc. - Monthly	3,766	4.53%	7/21/2025	66,583	6,779	6,779	—
JPM - Flagstar Financial, Inc. - Monthly	68,567	4.53%	7/21/2025	812,519	(85,709)	—	(85,709)
JPM - Informatica, Inc. - Monthly	6,868	4.53%	7/21/2025	165,862	1,374	1,374	—
JPM - Paramount Global - Monthly	2,359	4.53%	7/21/2025	28,308	2,123	2,123	—
Total Long Equities						$49,453	$(230,957)
Short Equities
Australia
JPM - Lynas Rare Earths Ltd. - Monthly	(90,577)	4.08%	7/21/2025	(553,357)	40,086	40,086	—
JPM - Mineral Resources Ltd. - Monthly	(52,352)	4.08%	7/21/2025	(850,607)	107,747	107,747	—
LVIP BlackRock Global Allocation Fund-54

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Australia (continued)
JPM - NEXTDC Ltd. - Monthly	(39,793)	4.08%	7/21/2025	(360,774)	$(18,978)	$—	$(18,978)
JPM - Northern Star Resources Ltd. - Monthly	(8,881)	4.08%	7/21/2025	(111,747)	3,322	3,322	—
JPM - SGH Ltd. - Monthly	(12,241)	4.08%	7/21/2025	(432,897)	(2,714)	—	(2,714)
JPM - Telstra Group Ltd. - Monthly	(116,690)	4.08%	7/21/2025	(368,997)	(2,713)	—	(2,713)
JPM - Treasury Wine Estates Ltd. - Monthly	(79,394)	4.08%	7/21/2025	(422,919)	14,822	14,822	—
Brazil
JPM - Cosan SA - Monthly	(88,645)	3.93%	7/21/2025	(127,125)	15,200	15,200	—
CBK - Cosan SA - Monthly	(40,047)	4.03%	7/14/2025	(50,613)	48	48	—
JPM - Localiza Rent a Car SA - Monthly	(26,431)	3.82%	7/21/2025	(206,606)	8,170	8,170	—
CBK - Marfrig Global Foods SA - Monthly	(46,751)	0.67%	7/14/2025	(206,524)	8,956	8,956	—
JPM - Marfrig Global Foods SA - Monthly	(51,839)	0.67%	7/21/2025	(233,514)	14,445	14,445	—
JPM - Natura & Co. Holding SA - Monthly	(26,175)	0.67%	7/21/2025	(48,691)	(4,545)	—	(4,545)
CBK - Natura & Co. Holding SA - Monthly	(35,579)	0.17%	7/14/2025	(66,391)	(5,970)	—	(5,970)
Britain
CBK - Barratt Redrow PLC - Monthly	(25,383)	4.08%	7/14/2025	(161,833)	2,988	2,988	—
CBK - ConvaTec Group PLC - Monthly	(99,786)	4.08%	7/14/2025	(390,866)	(4,159)	—	(4,159)
CBK - Entain PLC - Monthly	(12,419)	4.08%	7/14/2025	(142,018)	(11,575)	—	(11,575)
JPM - International Paper Co. - Monthly	(11,551)	3.83%	7/21/2025	(547,624)	7,745	7,745	—
CBK - JD Sports Fashion PLC - Monthly	(383,737)	4.08%	7/14/2025	(371,743)	(95,683)	—	(95,683)
JPM - JD Sports Fashion PLC - Monthly	(42,517)	4.08%	7/21/2025	(47,570)	(4,219)	—	(4,219)
JPM - St. James's Place PLC - Monthly	(13,096)	4.08%	7/21/2025	(199,211)	(13,628)	—	(13,628)
CBK - Wise PLC - Monthly	(13,636)	4.08%	7/14/2025	(192,758)	(1,904)	—	(1,904)
Canada
CBK - Brookfield Asset Management Ltd. - Monthly	(43,775)	4.13%	7/14/2025	(2,363,917)	(58,937)	—	(58,937)
CBK - Canadian Pacific Kansas City Ltd. - Monthly	(5,913)	4.08%	7/14/2025	(472,016)	2,276	2,276	—
JPM - Power Corp. of Canada - Monthly	(2,608)	4.08%	7/21/2025	(99,669)	(2,199)	—	(2,199)
CBK - Restaurant Brands International, Inc. - Monthly	(9,757)	4.13%	7/14/2025	(643,294)	(3,925)	—	(3,925)
China
CBK - Avolta AG - Monthly	(7,601)	4.07%	7/14/2025	(393,057)	(19,061)	—	(19,061)
JPM - Avolta AG - Monthly	(60)	4.07%	7/21/2025	(3,177)	(76)	—	(76)
JPM - Bachem Holding AG - Monthly	(2,582)	4.07%	7/21/2025	(174,343)	(14,398)	—	(14,398)
JPM - Barry Callebaut AG - Monthly	(379)	3.86%	7/21/2025	(405,620)	(7,078)	—	(7,078)
CBK - Clariant AG - Monthly	(24,025)	4.07%	7/14/2025	(243,867)	(11,235)	—	(11,235)
JPM - Clariant AG - Monthly	(4,157)	4.07%	7/21/2025	(45,720)	1,580	1,580	—
CBK - Georg Fischer AG - Monthly	(2,978)	4.07%	7/14/2025	(227,627)	(15,770)	—	(15,770)
JPM - Georg Fischer AG - Monthly	(1,517)	4.07%	7/21/2025	(120,703)	(3,284)	—	(3,284)
CBK - Sandoz Group AG - Monthly	(30,966)	4.07%	7/14/2025	(1,641,626)	(52,928)	—	(52,928)
CBK - Swatch Group AG - Monthly	(2,452)	4.07%	7/14/2025	(396,237)	(2,721)	—	(2,721)
CBK - Temenos AG - Monthly	(7,871)	4.07%	7/14/2025	(572,129)	9,170	9,170	—
Denmark
CBK - BASF SE - Monthly	(31,880)	4.07%	7/14/2025	(1,517,421)	(54,550)	—	(54,550)
JPM - BASF SE - Monthly	(2,116)	4.07%	7/21/2025	(102,114)	(2,224)	—	(2,224)
Faeroe Islands
CBK - Novonesis Novozymes B - Monthly	(14,140)	4.07%	7/14/2025	(1,024,441)	10,670	10,670	—
CBK - Zealand Pharma AS - Monthly	(4,686)	4.07%	7/14/2025	(266,993)	4,570	4,570	—
Finland
CBK - Neste OYJ - Monthly	(49,303)	4.07%	7/14/2025	(665,984)	(3,057)	—	(3,057)
France
CBK - Alstom SA - Monthly	(23,647)	4.07%	7/14/2025	(501,698)	(49,831)	—	(49,831)
CBK - Kering SA - Monthly	(4,456)	4.33%	7/14/2025	(901,717)	(67,028)	—	(67,028)
CBK - Pernod Ricard SA - Monthly	(9,277)	4.07%	7/14/2025	(928,914)	4,418	4,418	—
CBK - Renault SA - Monthly	(6,510)	4.33%	7/14/2025	(288,319)	(11,748)	—	(11,748)
JPM - Sartorius Stedim Biotech - Monthly	(2,018)	4.07%	7/21/2025	(446,864)	(35,213)	—	(35,213)
CBK - Societe Generale SA - Monthly	(16,503)	4.07%	7/14/2025	(894,543)	(49,255)	—	(49,255)
CBK - Teleperformance SE - Monthly	(3,539)	4.07%	7/14/2025	(310,619)	(32,554)	—	(32,554)
Hong Kong
CBK - China International Capital Corp. Ltd. - Monthly	(379,600)	4.03%	7/14/2025	(781,444)	(74,475)	—	(74,475)
CBK - China Overseas Land & Investment Ltd. - Monthly	(175,000)	4.03%	7/14/2025	(297,389)	(6,244)	—	(6,244)
CBK - China Railway Group Ltd. - Monthly	(575,000)	4.03%	7/14/2025	(268,822)	(6,594)	—	(6,594)
CBK - China Resources Power Holdings Co. Ltd. - Monthly	(333,450)	4.03%	7/14/2025	(794,333)	(10,200)	—	(10,200)
JPM - China Resources Power Holdings Co. Ltd. - Monthly	(1,866)	4.03%	7/21/2025	(5,006)	503	503	—
CBK - CRRC Corp. Ltd. - Monthly	(407,000)	4.03%	7/14/2025	(248,348)	2,591	2,591	—
CBK - JD Health International, Inc. - Monthly	(131,750)	4.03%	7/14/2025	(666,303)	(55,390)	—	(55,390)
LVIP BlackRock Global Allocation Fund-55

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Hong Kong (continued)
CBK - Kuaishou Technology - Monthly	(66,900)	4.28%	7/14/2025	(494,201)	$(45,263)	$—	$(45,263)
CBK - Li Auto, Inc. - Monthly	(56,400)	4.28%	7/14/2025	(774,076)	5,307	5,307	—
CBK - Meituan - Monthly	(15,000)	4.18%	7/14/2025	(251,083)	11,655	11,655	—
CBK - MMG Ltd. - Monthly	(948,000)	4.03%	7/14/2025	(399,730)	(62,800)	—	(62,800)
CBK - New Oriental Education & Technology Group, Inc. - Monthly	(42,500)	4.03%	7/14/2025	(202,755)	(25,447)	—	(25,447)
CBK - Postal Savings Bank of China Co. Ltd. - Monthly	(1,181,000)	4.03%	7/14/2025	(824,443)	(5)	—	(5)
CBK - Xinyi Glass Holdings Ltd. - Monthly	(190,000)	3.58%	7/14/2025	(171,847)	(10,651)	—	(10,651)
JPM - Xinyi Glass Holdings Ltd. - Monthly	(30,000)	3.58%	7/21/2025	(29,638)	823	823	—
Italy
CBK - DiaSorin SpA - Monthly	(3,082)	4.07%	7/14/2025	(334,048)	4,186	4,186	—
CBK - Nexi SpA - Monthly	(57,100)	4.21%	7/14/2025	(316,818)	(24,464)	—	(24,464)
Japan
CBK - Dentsu Group, Inc. - Monthly	(20,100)	4.23%	7/14/2025	(429,985)	(16,108)	—	(16,108)
CBK - Disco Corp. - Monthly	(500)	4.23%	7/14/2025	(132,109)	(15,907)	—	(15,907)
CBK - DMG Mori Co. Ltd. - Monthly	(26,424)	4.08%	7/14/2025	(555,417)	(53,598)	—	(53,598)
CBK - Food & Life Cos. Ltd. - Monthly	(16,200)	4.18%	7/14/2025	(748,565)	(40,595)	—	(40,595)
CBK - Fujitsu Ltd. - Monthly	(28,900)	4.18%	7/14/2025	(657,445)	(47,972)	—	(47,972)
CBK - Harmonic Drive Systems, Inc. - Monthly	(18,500)	4.18%	7/14/2025	(327,335)	(32,375)	—	(32,375)
JPM - Harmonic Drive Systems, Inc. - Monthly	(1,700)	4.08%	7/21/2025	(34,591)	1,537	1,537	—
CBK - Hoshizaki Corp. - Monthly	(6,200)	4.23%	7/14/2025	(211,450)	(2,787)	—	(2,787)
CBK - Ibiden Co. Ltd. - Monthly	(8,100)	4.23%	7/14/2025	(322,064)	(34,942)	—	(34,942)
CBK - IHI Corp. - Monthly	(7,000)	4.23%	7/14/2025	(734,087)	(26,165)	—	(26,165)
CBK - Japan Steel Works Ltd. - Monthly	(4,500)	4.18%	7/14/2025	(244,082)	(14,378)	—	(14,378)
CBK - Kadokawa Corp. - Monthly	(16,200)	4.18%	7/14/2025	(425,616)	(24,706)	—	(24,706)
CBK - Kawasaki Heavy Industries Ltd. - Monthly	(8,800)	4.23%	7/14/2025	(614,579)	(51,509)	—	(51,509)
CBK - Kobayashi Pharmaceutical Co. Ltd. - Monthly	(7,900)	4.23%	7/14/2025	(294,199)	(1,657)	—	(1,657)
CBK - Kobe Bussan Co. Ltd. - Monthly	(13,600)	4.23%	7/14/2025	(417,212)	(5,696)	—	(5,696)
CBK - MatsukiyoCocokara & Co. - Monthly	(30,700)	4.08%	7/14/2025	(611,646)	(20,987)	—	(20,987)
CBK - Mercari, Inc. - Monthly	(48,337)	4.23%	7/14/2025	(898,896)	1,336	1,336	—
JPM - Mercari, Inc. - Monthly	(3)	4.08%	7/21/2025	(53)	(3)	—	(3)
CBK - Mitsubishi Heavy Industries Ltd. - Monthly	(13,800)	4.18%	7/14/2025	(322,568)	(23,378)	—	(23,378)
CBK - MonotaRO Co. Ltd. - Monthly	(5,500)	4.08%	7/14/2025	(109,000)	340	340	—
CBK - NEC Corp. - Monthly	(30,800)	4.18%	7/14/2025	(834,907)	(67,459)	—	(67,459)
CBK - Nippon Express Holdings, Inc. - Monthly	(800)	4.18%	7/14/2025	(15,241)	(828)	—	(828)
CBK - Oji Holdings Corp. - Monthly	(83,300)	4.18%	7/14/2025	(403,779)	(16,061)	—	(16,061)
CBK - Ono Pharmaceutical Co. Ltd. - Monthly	(42,500)	4.18%	7/14/2025	(444,211)	(15,895)	—	(15,895)
JPM - Rakuten Group, Inc. - Monthly	(62)	4.08%	7/21/2025	(352)	10	10	—
CBK - Rohm Co. Ltd. - Monthly	(14,100)	4.23%	7/14/2025	(169,862)	(10,004)	—	(10,004)
JPM - Sapporo Holdings Ltd. - Monthly	(5,900)	4.08%	7/21/2025	(297,992)	(6,134)	—	(6,134)
CBK - SBI Sumishin Net Bank Ltd. - Monthly	(8,700)	3.33%	7/14/2025	(289,328)	(5,797)	—	(5,797)
JPM - Sharp Corp. - Monthly	(41,700)	3.69%	7/21/2025	(194,243)	(8,863)	—	(8,863)
CBK - Sharp Corp. - Monthly	(7,000)	4.08%	7/14/2025	(31,551)	(2,544)	—	(2,544)
CBK - Shimano, Inc. - Monthly	(900)	4.23%	7/14/2025	(123,266)	(7,386)	—	(7,386)
CBK - Square Enix Holdings Co. Ltd. - Monthly	(1,627)	4.08%	7/14/2025	(115,228)	(6,736)	—	(6,736)
JPM - Square Enix Holdings Co. Ltd. - Monthly	(127)	4.18%	7/21/2025	(7,997)	(1,523)	—	(1,523)
CBK - SUMCO Corp. - Monthly	(56,800)	4.23%	7/14/2025	(396,297)	(51,382)	—	(51,382)
JPM - SUMCO Corp. - Monthly	(1,100)	4.08%	7/21/2025	(7,452)	(1,218)	—	(1,218)
CBK - Sumitomo Metal Mining Co. Ltd. - Monthly	(25,800)	4.23%	7/14/2025	(583,603)	(54,208)	—	(54,208)
CBK - Toyota Industries Corp. - Monthly	(3,200)	4.18%	7/14/2025	(356,807)	(5,403)	—	(5,403)
Mexico
CBK - Alfa SAB de CV - Monthly	(70,895)	3.47%	7/14/2025	(50,588)	(1,739)	—	(1,739)
JPM - Alfa SAB de CV - Monthly	(184,946)	3.83%	7/21/2025	(146,394)	9,886	9,886	—
Netherlands
CBK - ABN AMRO Bank NV - Monthly	(28,259)	4.07%	7/14/2025	(742,916)	(30,690)	—	(30,690)
CBK - BE Semiconductor Industries NV - Monthly	(5,907)	4.07%	7/14/2025	(856,151)	(27,883)	—	(27,883)
JPM - InPost SA - Monthly	(2,755)	4.07%	7/21/2025	(45,574)	(184)	—	(184)
Poland
CBK - ORLEN SA - Monthly	(32,548)	3.83%	7/14/2025	(730,104)	(11,275)	—	(11,275)
Republic of Korea
CBK - LG Energy Solution Ltd. - Monthly	(1,018)	9.17%	7/14/2025	(216,228)	(7,798)	—	(7,798)
CBK - POSCO Future M Co. Ltd. - Monthly	(1,470)	11.67%	7/14/2025	(119,515)	(7,089)	—	(7,089)
JPM - POSCO Future M Co. Ltd. - Monthly	(1,993)	10.67%	7/21/2025	(154,500)	(17,088)	—	(17,088)
LVIP BlackRock Global Allocation Fund-56

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Singapore
JPM - SATS Ltd. - Monthly	(95,800)	4.03%	7/21/2025	(232,595)	$3,549	$3,549	$—
CBK - Seatrium Ltd. - Monthly	(208,500)	2.83%	7/14/2025	(328,028)	(1,571)	—	(1,571)
JPM - Seatrium Ltd. - Monthly	(120,600)	3.20%	7/21/2025	(197,082)	6,436	6,436	—
South Africa
JPM - Impala Platinum Holdings Ltd. - Monthly	(66,679)	3.93%	7/21/2025	(565,708)	(32,883)	—	(32,883)
JPM - Sasol Ltd. - Monthly	(35,502)	3.93%	7/21/2025	(181,334)	23,393	23,393	—
Spain
CBK - Grifols SA - Monthly	(50,425)	4.07%	7/14/2025	(588,984)	(25,787)	—	(25,787)
Sweden
CBK - Beijer Ref AB - Monthly	(2,639)	4.07%	7/14/2025	(40,198)	(1,461)	—	(1,461)
JPM - Beijer Ref AB - Monthly	(12,963)	4.07%	7/21/2025	(199,825)	(4,809)	—	(4,809)
Taiwan
CBK - Chailease Holding Co. Ltd. - Monthly	(83,965)	3.98%	7/14/2025	(341,907)	(21,696)	—	(21,696)
CBK - Formosa Chemicals & Fibre Corp. - Monthly	(180,000)	3.68%	7/14/2025	(135,083)	(6,023)	—	(6,023)
JPM - Formosa Chemicals & Fibre Corp. - Monthly	(4,000)	3.88%	7/21/2025	(3,295)	159	159	—
CBK - Formosa Plastics Corp. - Monthly	(240,000)	2.03%	7/14/2025	(280,666)	(5,654)	—	(5,654)
CBK - Innolux Corp. - Monthly	(1,068,000)	3.98%	7/14/2025	(407,935)	(19,820)	—	(19,820)
CBK - Shin Kong Financial Holding Co. Ltd. - Monthly	(846,000)	3.98%	7/14/2025	(321,716)	(5,540)	—	(5,540)
United States
CBK - Abbott Laboratories - Monthly	(3,516)	4.18%	7/14/2025	(468,542)	(9,669)	—	(9,669)
CBK - Albemarle Corp. - Monthly	(9,455)	4.18%	7/14/2025	(546,688)	(45,857)	—	(45,857)
CBK - Alexandria Real Estate Equities, Inc. - Monthly	(3,796)	4.18%	7/14/2025	(278,480)	2,776	2,776	—
CBK - AppLovin Corp. - Monthly	(2,229)	4.18%	7/14/2025	(747,607)	(32,722)	—	(32,722)
JPM - Atlantic Union Bankshares Corp. - Monthly	(1,685)	4.18%	7/21/2025	(52,740)	34	34	—
CBK - Axon Enterprise, Inc. - Monthly	(574)	4.18%	7/14/2025	(449,580)	(25,658)	—	(25,658)
JPM - Brandywine Realty Trust - Monthly	(574)	4.18%	7/21/2025	(2,583)	121	121	—
CBK - Brown-Forman Corp. - Monthly	(7,284)	4.18%	7/14/2025	(191,391)	(4,622)	—	(4,622)
CBK - Builders FirstSource, Inc. - Monthly	(3,313)	4.18%	7/14/2025	(394,678)	8,084	8,084	—
CBK - CH Robinson Worldwide, Inc. - Monthly	(8,996)	4.18%	7/14/2025	(845,174)	(17,992)	—	(17,992)
CBK - Coinbase Global, Inc. - Monthly	(2,489)	4.18%	7/14/2025	(765,591)	(106,778)	—	(106,778)
JPM - Community Financial System, Inc. - Monthly	(1,576)	4.18%	7/21/2025	(90,258)	630	630	—
CBK - Constellation Energy Corp. - Monthly	(1,430)	4.18%	7/14/2025	(450,750)	(10,797)	—	(10,797)
CBK - CoStar Group, Inc. - Monthly	(15,657)	4.18%	7/14/2025	(1,253,186)	(5,637)	—	(5,637)
JPM - CVB Financial Corp. - Monthly	(4,077)	4.18%	7/21/2025	(78,115)	(2,569)	—	(2,569)
CBK - Diamondback Energy, Inc. - Monthly	(2,145)	4.18%	7/14/2025	(302,767)	8,044	8,044	—
CBK - Dollar Tree, Inc. - Monthly	(11,885)	4.18%	7/14/2025	(1,194,561)	17,471	17,471	—
CBK - Ecolab, Inc. - Monthly	(2,806)	4.18%	7/14/2025	(746,405)	(9,644)	—	(9,644)
CBK - Elevance Health, Inc. - Monthly	(1,697)	4.18%	7/14/2025	(631,997)	(28,068)	—	(28,068)
CBK - Enphase Energy, Inc. - Monthly	(8,789)	4.18%	7/14/2025	(303,748)	(44,736)	—	(44,736)
JPM - Enphase Energy, Inc. - Monthly	(175)	4.18%	7/21/2025	(7,570)	632	632	—
BRC - Etoro Group Ltd. - Monthly	(7,156)	4.38%	7/25/2025	(432,294)	(44,224)	—	(44,224)
CBK - Expand Energy Corp. - Monthly	(20,785)	4.18%	7/14/2025	(2,524,338)	93,740	93,740	—
CBK - Fastenal Co. - Monthly	(20,369)	4.18%	7/14/2025	(841,240)	(14,258)	—	(14,258)
CBK - Intel Corp. - Monthly	(29,666)	4.18%	7/14/2025	(628,623)	(35,896)	—	(35,896)
CBK - International Paper Co. - Monthly	(49,892)	4.18%	7/14/2025	(2,299,976)	(36,466)	—	(36,466)
CBK - iShares iBoxx $ High Yield Corporate Bond ETF - Monthly	(21,859)	3.63%	7/14/2025	(1,747,627)	(15,301)	—	(15,301)
JPM - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	3.85%	7/21/2025	(2,611,830)	(57,721)	—	(57,721)
CBK - Kenvue, Inc. - Monthly	(9,123)	4.18%	7/14/2025	(194,959)	4,014	4,014	—
CBK - Lamb Weston Holdings, Inc. - Monthly	(11,374)	4.18%	7/14/2025	(615,220)	25,478	25,478	—
JPM - Lamb Weston Holdings, Inc. - Monthly	(1,104)	4.18%	7/21/2025	(61,460)	4,217	4,217	—
CBK - LKQ Corp. - Monthly	(28,929)	4.18%	7/14/2025	(1,080,787)	10,125	10,125	—
CBK - Molina Healthcare, Inc. - Monthly	(879)	4.18%	7/14/2025	(255,912)	(5,942)	—	(5,942)
CBK - Norfolk Southern Corp. - Monthly	(1,565)	4.18%	7/14/2025	(401,548)	955	955	—
CBK - Norwegian Cruise Line Holdings Ltd. - Monthly	(49,533)	4.18%	7/14/2025	(922,807)	(81,722)	—	(81,722)
CBK - NU Holdings Ltd. - Monthly	(31,605)	4.18%	7/14/2025	(390,006)	(43,615)	—	(43,615)
CBK - Packaging Corp. of America - Monthly	(3,033)	4.18%	7/14/2025	(572,112)	543	543	—
CBK - Parker-Hannifin Corp. - Monthly	(1,490)	4.18%	7/14/2025	(989,688)	(51,033)	—	(51,033)
CBK - Paycom Software, Inc. - Monthly	(985)	4.18%	7/14/2025	(229,475)	1,546	1,546	—
CBK - Pentair PLC - Monthly	(6,757)	4.18%	7/14/2025	(673,083)	(20,590)	—	(20,590)
JPM - Provident Financial Services, Inc. - Monthly	(5,739)	4.18%	7/21/2025	(96,817)	(3,788)	—	(3,788)
JPM - ServisFirst Bancshares, Inc. - Monthly	(1,384)	4.18%	7/21/2025	(104,146)	(3,128)	—	(3,128)
CBK - Smurfit WestRock PLC - Monthly	(47,912)	4.18%	7/14/2025	(2,032,427)	(34,976)	—	(34,976)
LVIP BlackRock Global Allocation Fund-57

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CBK - Solventum Corp. - Monthly	(7,822)	4.18%	7/14/2025	(572,961)	$(20,259)	$—	$(20,259)
JPM - SPDR S&P Retail ETF - Monthly	(36,525)	4.18%	7/21/2025	(2,801,061)	(13,556)	—	(13,556)
CBK - Starbucks Corp. - Monthly	(12,090)	4.18%	7/14/2025	(1,115,138)	7,331	7,331	—
CBK - Super Micro Computer, Inc. - Monthly	(26,123)	4.18%	7/14/2025	(1,068,169)	(212,119)	—	(212,119)
CBK - Target Corp. - Monthly	(9,134)	4.18%	7/14/2025	(881,705)	(19,364)	—	(19,364)
Total Short Equities						$513,665	$(2,946,594)
Total CFD Swap Contracts						$563,118	$(3,177,551)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2025.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[6] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.
[7] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[8] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[9] Date reflected is the next payment date. Contracts have an open-ended maturity date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BIBOR–Budapest Interbank Offered Rate
BNP–BNP Paribas
BNY–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
BRC–Barclays Bank
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
LVIP BlackRock Global Allocation Fund-58

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CIBC–Canadian Imperial Bank of Commerce
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CME–Chicago Mercantile Exchange
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
COD–Certificates of Deposit
COP–Colombia Peso
CSI–Credit Suisse International
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FEDL12M–Federal Funds Rate 12 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IBR–Interbank Rate
IDR–Indonesia Rupiah
IFSC–International Financial Service Centre
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
ITRAXX.XO–Markit iTraxx Crossover Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MTIIE01M–28-day Interbank Equilibrium Interest Rate
MXN–Mexican Peso
MYR–Malaysian Ringgit
NGN–Nigerian Naira
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PHP–Philippine Peso
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIBOR06M–Prague Interbank Offered Rate 6 Month
Prime Rate–Interest rate charged by banks to their most credit worthy customers
RBC–Royal Bank of Canada
LVIP BlackRock Global Allocation Fund-59

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SGN–Societe Generale
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
TBA–To be announced
THB–Thailand Baht
THOR–Thai Overnight Repurchase Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
TRY–Turkish New Lira
TSE–Tokyo Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
WIBOR06M–Warsaw Interbank Offered Rate 6 Month
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-60

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$20,935,184
Dividends	11,768,597
Foreign taxes withheld	(738,232)
31,965,549
EXPENSES:
Management fees	6,302,707
Distribution fees-Service Class	1,034,439
Custodian fees	319,180
Shareholder servicing fees	290,250
Accounting and administration expenses	184,547
Professional fees	144,734
Pricing fees	52,723
Consulting fees	42,566
Trustees’ fees and expenses	29,971
Reports and statements to shareholders	19,316
Other	26,380
8,446,813
Less:
Expenses reimbursed	(306,253)
Total operating expenses	8,140,560
NET INVESTMENT INCOME	23,824,989
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	45,260,366
Foreign currencies	(1,206,675)
Foreign currency exchange contracts	11,791,958
Futures contracts	4,243,129
Options purchased	(9,364,399)
Options written	8,035,658
Swap contracts	(6,954,231)
Net realized gain	51,805,806
Net change in unrealized appreciation (depreciation) of:
Investments**	103,182,524
Foreign currencies	(267,125)
Foreign currency exchange contracts	10,276,937
Futures contracts	(5,788,705)
Options purchased	5,376,174
Options written	835,436
Swap contracts	12,346,887
Net change in unrealized appreciation (depreciation)	125,962,128
NET REALIZED AND UNREALIZED GAIN	177,767,934
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,592,923

*	Includes $37,897 foreign capital gains taxes paid.
**	Includes $4,046 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.

LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,824,989	$54,410,008
Net realized gain	51,805,806	74,846,519
Net change in unrealized appreciation (depreciation)	125,962,128	59,184,845
Net increase in net assets resulting from operations	201,592,923	188,441,372
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(43,913,120)
Service Class	—	(28,843,865)
	—	(72,756,985)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	39,945,544	90,261,945
Service Class	19,947,615	30,975,681
Reinvestment of dividends and distributions:
Standard Class	—	43,913,120
Service Class	—	28,843,865
	59,893,159	193,994,611
Cost of shares redeemed:
Standard Class	(126,840,159)	(202,594,652)
Service Class	(81,964,839)	(165,459,691)
	(208,804,998)	(368,054,343)
Decrease in net assets derived from capital share transactions	(148,911,839)	(174,059,732)
NET INCREASE (DECREASE) IN NET ASSETS	52,681,084	(58,375,345)
NET ASSETS:
Beginning of period	2,035,467,827	2,093,843,172
End of period	$2,088,148,911	$2,035,467,827
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-61

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.135	$11.490	$10.396	$12.691	$12.412	$10.653
Income (loss) from investment operations:
Net investment income[2]	0.154	0.330	0.303	0.176	0.143	0.105
Net realized and unrealized gain (loss)	1.125	0.774	1.104	(2.136)	0.786	1.929
Total from investment operations	1.279	1.104	1.407	(1.960)	0.929	2.034
Less dividends and distributions from:
Net investment income	—	(0.163)	(0.292)	(0.039)	(0.198)	(0.091)
Net realized gain	—	(0.296)	—	(0.296)	(0.452)	(0.184)
Return of capital	—	—	(0.021)	—	—	—
Total dividends and distributions	—	(0.459)	(0.313)	(0.335)	(0.650)	(0.275)
Net asset value, end of period	$13.414	$12.135	$11.490	$10.396	$12.691	$12.412
Total return[3]	10.56%	9.51%	13.62%	(15.38% )	7.55%	19.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,226,544	$1,194,873	$1,197,258	$1,154,002	$929,686	$931,624
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.75% [4]	0.76% [4]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.73%	0.75%	0.81%	0.85%
Ratio of net investment income to average net assets	2.48%	2.70%	2.77%	1.62%	1.11% [5]	0.98% [5]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.45%	2.67%	2.75%	1.58%	1.05%	0.89%
Portfolio turnover	70%	149%	212%	144% [6]	136%	166%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.73%.
[5]
The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 1.16% and 1.01% respectively.

[6]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-62

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.131	$11.486	$10.392	$12.699	$12.416	$10.654
Income (loss) from investment operations:
Net investment income[2]	0.138	0.299	0.275	0.144	0.113	0.080
Net realized and unrealized gain (loss)	1.124	0.773	1.102	(2.131)	0.788	1.930
Total from investment operations	1.262	1.072	1.377	(1.987)	0.901	2.010
Less dividends and distributions from:
Net investment income	—	(0.131)	(0.263)	(0.024)	(0.166)	(0.064)
Net realized gain	—	(0.296)	—	(0.296)	(0.452)	(0.184)
Return of capital	—	—	(0.020)	—	—	—
Total dividends and distributions	—	(0.427)	(0.283)	(0.320)	(0.618)	(0.248)
Net asset value, end of period	$13.393	$12.131	$11.486	$10.392	$12.699	$12.416
Total return[3]	10.42%	9.23%	13.35%	(15.58% )	7.31%	19.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$861,605	$840,595	$896,585	$900,405	$14	$13
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	1.00% [4]	1.01% [4]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.99%	0.98%	1.00%	1.06%	1.10%
Ratio of net investment income to average net assets	2.23%	2.45%	2.52%	1.37%	0.87% [5]	0.72% [5]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.20%	2.42%	2.50%	1.33%	0.81%	0.63%
Portfolio turnover	70%	149%	212%	144% [6]	136%	166%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.98%.
[5]
The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 0.91% and 0.76% respectively.

[6]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-63

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest upto  25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of June 30, 2025, the net assets of the Subsidiary were $41,782,596, which represented 2.00% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported,
LVIP BlackRock Global Allocation Fund-64

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statements of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities and derivatives denominated in foreign currency, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign
LVIP BlackRock Global Allocation Fund-65

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the first $1.5 billion of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$664,149	$399,529	$559,851	$1,623,529
BlackRock Investment Management LLC ("Sub-Adviser") and BlackRock International Limited and BlackRock (Singapore) Limited ("Sub-Sub-Advisers") are responsible for the day-to-day management of the Fund's and the Subsidiary’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$85,253
Legal	12,993
LVIP BlackRock Global Allocation Fund-66

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,706 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$39,911
Management fees payable to LFI	1,059,443
Distribution fees payable to LFD	174,208
Printing and mailing fees payable to Lincoln Life	898
Shareholder servicing fees payable to Lincoln Life	48,823
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,187,761,974
Purchases of U.S. government securities	69,106,770
Sales other than U.S. government securities	1,285,803,744
Sales of U.S. government securities	62,957,294
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,672,339,040
Aggregate unrealized appreciation of investments and derivatives	$485,380,388
Aggregate unrealized depreciation of investments and derivatives	(68,552,120)
Net unrealized appreciation of investments and derivatives	$416,828,268
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Consolidated Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP BlackRock Global Allocation Fund-67

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$260,803	$5,510,145	$— *	$5,770,948
Austria	—	57,262	—	57,262
Belgium	—	320,728	—	320,728
Brazil	3,450,673	—	—	3,450,673
Canada	24,886,169	—	—	24,886,169
Chile	—	—	11,172	11,172
China	2,381,132	25,423,058	—	27,804,190
Colombia	88,685	—	—	88,685
Czech Republic	—	167,554	—	167,554
Denmark	—	10,479,070	—	10,479,070
Faeroe Islands	—	1,021,094	—	1,021,094
Finland	—	1,268,145	—	1,268,145
France	—	44,808,205	—	44,808,205
Germany	—	13,051,964	—	13,051,964
Greece	166,315	232,947	—	399,262
Hong Kong	—	3,056,014	—	3,056,014
Hungary	—	283,991	—	283,991
India	—	1,764,278	—	1,764,278
Indonesia	—	636,610	—	636,610
Ireland	21,270,737	1,700,959	—	22,971,696
Israel	7,406,905	—	—	7,406,905
Italy	—	25,698,184	—	25,698,184
Japan	—	35,815,299	—	35,815,299
Jersey	—	93,617	—	93,617
Kazakhstan	174,279	84,908	—	259,187
Macau	—	413,091	—	413,091
Malaysia	—	160,018	—	160,018
Mexico	1,516,616	662,615	—	2,179,231
Netherlands	3,466,605	20,490,317	—	23,956,922
New Zealand	—	45,914	—	45,914
Norway	891,525	799,157	—	1,690,682
Peru	798,637	—	—	798,637
LVIP BlackRock Global Allocation Fund-68

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Philippines	$—	$287,284	$—	$287,284
Poland	—	1,108,770	—	1,108,770
Portugal	—	126,919	—	126,919
Republic of Korea	—	6,844,629	—	6,844,629
Saudi Arabia	248,171	510,432	—	758,603
Singapore	—	108,957	—	108,957
South Africa	115,682	2,108,321	—	2,224,003
Spain	—	12,295,230	—	12,295,230
Sweden	1,985,109	3,945,748	— *	5,930,857
Switzerland	164,889	14,132,362	—	14,297,251
Taiwan	679,017	21,392,321	—	22,071,338
Thailand	562,189	248,025	—	810,214
Turkey	—	272,381	—	272,381
United Arab Emirates	—	715,593	— *	715,593
United Kingdom	1,554,476	75,066,461	—	76,620,937
United States	849,698,820	456,617	5,730,240	855,885,677
Uruguay	1,913,177	—	—	1,913,177
Convertible Preferred Stocks	724,438	—	8,361,344	9,085,782
Preferred Stocks
Brazil	920,904	—	—	920,904
Germany	—	416,650	—	416,650
United Kingdom	—	—	683,207	683,207
United States	1,504,009	—	14,065,142	15,569,151
Warrants	21,243	—	72,703	93,946
Convertible Bonds	—	5,559,088	— *	5,559,088
Agency Collateralized Mortgage Obligation	—	142,104	—	142,104
Agency Commercial Mortgage-Backed Securities	—	369,657	—	369,657
Agency Mortgage-Backed Security	—	13,091,687	—	13,091,687
Corporate Bonds
Argentina	—	95,843	—	95,843
Australia	—	480,003	790,140	1,270,143
Austria	—	192,082	—	192,082
Belgium	—	389,087	—	389,087
Brazil	—	70,940	—	70,940
Canada	—	2,891,090	—	2,891,090
Chile	—	56,650	—	56,650
China	—	9,714	—	9,714
Colombia	—	79,434	—	79,434
Costa Rica	—	212,700	—	212,700
Czech Republic	—	359,152	—	359,152
Denmark	—	187,264	—	187,264
Finland	—	244,870	—	244,870
France	—	9,653,276	—	9,653,276
Germany	—	10,675,875	—	10,675,875
Greece	—	531,836	—	531,836
Hong Kong	—	2,174,894	—	2,174,894
India	—	194,326	—	194,326
Indonesia	—	837,082	—	837,082
Ireland	—	2,953,010	—	2,953,010
Israel	—	709,341	—	709,341
Italy	—	8,261,085	—	8,261,085
Japan	—	2,613,421	—	2,613,421
Jersey	—	1,475,635	—	1,475,635
Kuwait	—	198,001	—	198,001
Luxembourg	—	14,218,840	—	14,218,840
Macau	—	196,618	—	196,618
Malta	—	202,152	—	202,152
Mauritius	—	754,108	2,633,640	3,387,748
Mexico	—	3,134,491	—	3,134,491
Netherlands	—	9,597,837	—	9,597,837
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Panama	$—	$139,660	$—	$139,660
Peru	—	107,387	—	107,387
Philippines	—	196,954	—	196,954
Portugal	—	358,327	—	358,327
Republic of Korea	—	400,334	—	400,334
Singapore	—	1,952,744	—	1,952,744
Spain	—	2,684,089	—	2,684,089
Sweden	—	2,438,325	—	2,438,325
Switzerland	—	726,260	—	726,260
Tanzania (United Republic Of)	—	194,084	—	194,084
Thailand	—	199,427	—	199,427
United Arab Emirates	—	199,685	—	199,685
United Kingdom	—	25,735,018	—	25,735,018
United States	—	89,412,436	1,166,969	90,579,405
Vietnam	—	165,414	—	165,414
Loan Agreements	—	81,150,146	9,020,624	90,170,770
Municipal Bonds	—	1,619,460	—	1,619,460
Non-Agency Asset-Backed Securities	—	64,344,729	1,638,282	65,983,011
Non-Agency Collateralized Mortgage Obligations	—	5,072,372	2,294,127	7,366,499
Non-Agency Commercial Mortgage-Backed Securities	—	35,281,151	—	35,281,151
Sovereign Bonds	—	71,299,704	—	71,299,704
U.S. Treasury Obligations	—	20,447,438	—	20,447,438
Exchange-Traded Funds	43,097,326	—	—	43,097,326
Money Market Fund	67,183,042	—	—	67,183,042
Short-Term Investments	—	142,177,637	—	142,177,637
Options Purchased	6,269,182	1,817,050	—	8,086,232
Total Investments	$1,043,400,755	$975,014,868	$46,467,590	$2,064,883,213
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$7,209,193	$—	$7,209,193
Futures Contracts	$6,974,680	$—	$—	$6,974,680
Swap Contracts	$—	$31,535,696	$—	$31,535,696
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,204,890)	$—	$(4,204,890)
Futures Contracts	$(11,620,779)	$—	$—	$(11,620,779)
Options Written	$(3,495,506)	$(2,425,229)	$—	$(5,920,735)
Swap Contracts	$—	$(7,470,205)	$—	$(7,470,205)

*	Includes securities that have been valued at zero on the "Consolidated Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
For the six months ended June 30, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Common Stock	$5,741,412	Indicative Market Quote	Broker Quote	$28.00 (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	0.70 - 3 yrs (0.9 yrs)
		Enterprise Value	Discount for Lack of Marketability (c)	10% (N/A)
		Enterprise Value	Expected Recovery - Discount Rate (c)	0.9717 (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.05x-8.75x (N/A)
			Volatility Percentage	56.00%-80.00% (69.41%)
Convertible Preferred Stock	$8,361,344	Recent Transaction	Cost	#
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	18.0x (N/A)
Corporate Bonds	$4,590,749	Enterprise Value	Expected Recovery - Terms of Restructuring	$7.75-$15.75 ($N/A)
		Income Approach	Liquidation Rate	100% (N/A)
		Income Approach	Average Yield to Maturity	10.20%-14.17% (11.42%)
Loan Agreements	$9,020,624	Income Approach	Average Yield to Maturity	7.59%-13.95% (10.01%)
		Market Yield Analysis	Average Yield to Maturity	8.30%-13.95% (9.96%)
Non-Agency Asset-Backed Securities	$1,638,282	Income Approach	Discount Rate (c)	7.39% (N/A)
Non-Agency Collateralized Mortgage Obligations	$2,294,127	Indicative Market Quote	Broker Quote	$68.87-$96.05 ($87.41)
Preferred Stock	$14,748,349	Indicative Market Quote	Broker Quote	$22.50 (N/A)
		Income Approach	Average Yield to Maturity	10.06%-10.56% (N/A%)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.05x-35.62x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.5x-13.5x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	11.0x - 11.5x (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	1.0-5.0 yrs (2.7 yrs)
			Volatility Percentage	60.00%-80.00% (68.00%)
Warrants	$72,703	Recent Transaction	Last Trade	#
		Recent Transaction	Last Trade Discount (c)	$0.01
		Enterprise Value	Term of Exit / Liquidity Event	0.70 (N/A)
		Enterprise Value	Discount for Lack of Marketability (c)	10% (N/A)
		Enterprise Value	Expected Recovery - Discount Rate (c)	0.9717 (N/A)
			Volatility Percentage	30.00%-35.00% (N/A)
Total	$46,467,590
The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$5,478,821	$—	$1,990,403	$—	$—	$—	$—	$(153,118)	$(1,574,694)	$5,741,412	$(1,704,585)
Convertible Bond	—	—	—	—	—	—	—	—	—	—	—
Convertible Preferred Stocks	7,693,290	—	—	(257,067)	—	—	—	(2,065,205)	2,990,326	8,361,344	1,207,893
Corporate Bonds	6,154,174	—	4,421,399	(5,623,341)	—	—	9,937	(233,998)	(137,422)	4,590,749	(191,104)
Loan Agreements	8,684,058	—	104,733	(372,582)	—	—	15,825	3,199	585,391	9,020,624	583,319
Non-Agency Asset-Backed Security	1,602,009	—	—	—	—	—	2,938	—	33,335	1,638,282	33,335
Non-Agency Collateralized Mortgage Obligations	2,193,548	—	183,686	(108,404)	—	—	17,715	8	7,574	2,294,127	7,574
Non-Agency Commercial Mortgage-Backed Security	777,339	—	—	—	—	(777,339)	—	—	—	—	—
Preferred Stocks	14,967,921	—	31,327	(2,367,224)	—	—	—	—	2,116,325	14,748,349	16,111
Warrants	6	—	—	—	—	—	—	—	72,697	72,703	72,701
Total	$47,551,166	$—	$6,731,548	$(8,728,618)	$—	(777,339)$	$46,415	$(2,449,114)	$4,093,532	$46,467,590	$25,244
5. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	3,180,626	7,416,890
Service Class	1,596,419	2,543,535
Shares reinvested:
Standard Class	—	3,513,331
Service Class	—	2,308,063
	4,777,045	15,781,819
Shares redeemed:
Standard Class	(10,207,864)	(16,667,580)
Service Class	(6,556,922)	(13,618,709)
	(16,764,786)	(30,286,289)
Net decrease	(11,987,741)	(14,504,470)
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to facilitate investments in portfolio securities.
Options Contracts–During the six months ended June 30, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
During the six months ended June 30, 2025, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the  Consolidated  Statement of Net Assets, at June 30, 2025, the notional value of the protection sold was USD 7,675,518 and EUR 11,622,004, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2025, net unrealized appreciation of the protection sold was $656,640.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2025, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2025, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2025, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the six months ended June 30, 2025, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Net Assets Location	Fair Value	Consolidated Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$7,209,193	Receivables and other assets net of liabilities	$(4,204,890)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	3,581,878	Receivables and other assets net of liabilities	(3,166,367)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	3,392,802	Receivables and other assets net of liabilities	(8,454,412)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	6,261,119	Receivables and other assets net of liabilities	—
Options purchased (Currency contracts)	Receivables and other assets net of liabilities	193,307	Receivables and other assets net of liabilities	—
Options purchased (Interest rate contracts)	Receivables and other assets net of liabilities	1,631,806	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(3,495,507)
Options written (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(251,688)
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(2,173,540)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	720,512	Receivables and other assets net of liabilities	(3,421,281)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	671,227	Receivables and other assets net of liabilities	(203,233)
Swap contracts (Interest rate contracts & Inflation contracts)	Receivables and other assets net of liabilities	30,143,957	Receivables and other assets net of liabilities	(3,845,691)
Total		$53,805,801		$(29,216,609)
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$11,791,958	$10,276,937
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	8,728,640	(1,913,295)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,485,511)	(3,875,410)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(7,888,944)	4,931,637
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(513,042)	(112,116)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(962,413)	556,653
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	5,147,206	213,775
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	664,531	(91,254)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	2,223,921	712,915
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(5,267,354)	(3,407,724)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	178,075	178,111
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,864,952)	15,576,500
Total		$7,752,115	$23,046,729
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$500,967,578	$178,339,696
Futures contracts (average notional value)	467,147,606	586,723,958
Options contracts (average value)	6,079,158	4,752,517
CDS contracts (average notional value)*	16,494,410	15,718,730
Interest rate swap contracts (average notional value)**	1,172,965,638	359,206,554
Total return swap contracts (average notional value)	10,613,029	5,332,519
Contracts for difference swap contract (average notional volume)	150,341	1,534,209

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
LVIP BlackRock Global Allocation Fund-77

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
At June 30, 2025, the Fund posted securities collateral for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Bank of America N.A.	$1,100,655
BNP Paribas SA	731,729
Citigroup Global Markets	2,502,655
Deutsche Bank	273,211
Goldman Sachs International	304,815
JPMorgan Chase Bank	774,970
UBS AG	18,986
Total	$5,707,021
At June 30, 2025, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Barclays Bank	$60,000
Hong Kong Shanghai Bank	10,000
Morgan Stanley & Co. International	604,000
Royal Bank of Canada	10,000
Total	$684,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Net Assets.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$230,428	$(1,229,484)	$(999,056)
Bank of New York Mellon	125,291	(1,018)	124,273
Barclays Bank PLC	662,694	(737,471)	(74,777)
BNP Paribas SA	807,029	(968,632)	(161,603)
Citigroup Global Markets	438,424	(3,065,107)	(2,626,683)
Deutsche Bank	315,165	(1,289,966)	(974,801)
Goldman Sachs International	493,494	(732,332)	(238,838)
Hong Kong Shanghai Bank	63,100	(274,703)	(211,603)
Imperial Bank of Canada	217,443	—	217,443
JPMorgan Chase Bank	680,481	(1,212,254)	(531,773)
Morgan Stanley Capital	2,032,586	(1,542,304)	490,282
Royal Bank of Canada	3,648,511	(24,189)	3,624,322
Societe Generale	108,947	(11,508)	97,439
Standard Chartered Bank	22	—	22
UBS AG	54,357	(558,765)	(504,408)
Total	$9,877,972	$(11,647,733)	$(1,769,761)

LVIP BlackRock Global Allocation Fund-78

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(999,056)	$—	$—	$999,056	$—	$—
Bank of New York Mellon	124,273	—	—	—	—	124,273
Barclays Bank PLC	(74,777)	—	—	—	—	(74,777)
BNP Paribas SA	(161,603)	—	—	161,603	—	—
Citigroup Global Markets	(2,626,683)	—	—	2,502,655	—	(124,028)
Deutsche Bank	(974,801)	—	—	273,211	—	(701,590)
Goldman Sachs International	(238,838)	—	—	238,838	—	—
Hong Kong Shanghai Bank	(211,603)	—	—	—	—	(211,603)
Imperial Bank of Canada	217,443	—	—	—	—	217,443
JPMorgan Chase Bank	(531,773)	—	—	531,773	—	—
Morgan Stanley Capital	490,282	—	(490,282)	—	—	—
Royal Bank of Canada	3,624,322	—	(10,000)	—	—	3,614,322
Societe Generale	97,439	—	—	—	—	97,439
Standard Chartered Bank	22	—	—	—	—	22
UBS AG	(504,408)	—	—	18,986	—	(485,422)
Total	$(1,769,761)	$—	$(500,282)	$4,726,122	$—	$2,456,079

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP BlackRock Global Allocation Fund-79

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Statement of Net Assets.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Fund-80

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–97.02%
INVESTMENT COMPANY–97.02%
Global Multi-Asset Fund–97.02%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	45,870,801	$615,402,664
Total Affiliated Investment (Cost $458,133,614)		615,402,664

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.77%
INVESTMENT COMPANY–2.77%
Money Market Fund–2.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	17,571,808	$17,571,808
Total Unaffiliated Investment (Cost $17,571,808)		17,571,808

TOTAL INVESTMENTS–99.79% (Cost $475,705,422)	632,974,472
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,303,038
NET ASSETS APPLICABLE TO 50,859,971 SHARES OUTSTANDING–100.00%	$634,277,510

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
7	CME Australian Dollar Currency Futures	$461,265	$456,119	9/15/25	$5,146	$—
10	CME British Pound Currency Futures	857,813	843,758	9/15/25	14,055	—
16	CME Euro Foreign Exchange Currency Futures	2,367,200	2,301,353	9/15/25	65,847	—
13	CME Japanese Yen Currency Futures	1,136,606	1,132,879	9/15/25	3,727	—
					88,775	—
Equity Contracts:
42	CME E-mini S&P 500 Index Futures	13,132,875	12,668,789	9/19/25	464,086	—
3	CME E-mini S&P MidCap 400 Index Futures	937,650	909,347	9/19/25	28,303	—
40	Eurex EURO STOXX 50 Futures	2,509,977	2,491,865	9/19/25	18,112	—
8	FTSE 100 Index Futures	965,192	972,555	9/19/25	—	(7,363)
7	OML Stockholm OMXS30 Index Futures	184,454	182,522	7/18/25	1,932	—
3	SFE S&P ASX Share Price Index 200 Futures	421,397	421,448	9/18/25	—	(51)
6	TSE TOPIX Futures	1,189,751	1,165,591	9/11/25	24,160	—
					536,593	(7,414)
Total Futures Contracts					$625,368	$(7,414)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
LVIP BlackRock Global Allocation Managed Risk Fund-1

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-2

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$615,402,664
Unaffiliated investments, at value	17,571,808
Cash collateral held at broker for futures contracts	1,443,204
Receivable for securities sold	741,775
Variation margin due from broker on futures contracts	82,198
Dividends and interest receivable	76,079
Prepaid expenses	1,480
Receivable for fund shares sold	116
TOTAL ASSETS	635,319,324
LIABILITIES:
Payable for fund shares redeemed	764,833
Due to manager and affiliates	233,626
Other accrued expenses payable	16,447
Payable for audit fee	14,033
Payable for fund accounting fee	12,875
TOTAL LIABILITIES	1,041,814
TOTAL NET ASSETS	$634,277,510
Affiliated investments, at cost	$458,133,614
Unaffiliated investments, at cost	17,571,808
Standard Class:
Net Assets	$75,394
Shares Outstanding	5,992
Net Asset Value Per Share	$12.582
Service Class:
Net Assets	$634,202,116
Shares Outstanding	50,853,979
Net Asset Value Per Share	$12.471
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$545,438,342
Distributable earnings/(accumulated loss)	88,839,168
TOTAL NET ASSETS	$634,277,510
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-3

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$442,429
EXPENSES:
Distribution fees-Service Class	1,085,772
Management fees	465,390
Shareholder servicing fees	89,976
Accounting and administration expenses	49,715
Professional fees	24,641
Trustees’ fees and expenses	9,447
Reports and statements to shareholders	7,781
Consulting fees	3,824
Custodian fees	3,556
Pricing fees	365
Other	35,430
1,775,897
Less:
Management fees waived	(232,695)
Total operating expenses	1,543,202
NET INVESTMENT LOSS	(1,100,773)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	10,631,925
Foreign currencies	(8,407)
Futures contracts	(7,098,601)
Net realized gain	3,524,917
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	49,270,341
Foreign currencies	19,910
Futures contracts	1,281,184
Net change in unrealized appreciation (depreciation)	50,571,435
NET REALIZED AND UNREALIZED GAIN	54,096,352
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,995,579
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,100,773)	$5,838,586
Net realized gain	3,524,917	35,042,669
Net change in unrealized appreciation (depreciation)	50,571,435	19,618,577
Net increase in net assets resulting from operations	52,995,579	60,499,832
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,747)
Service Class	—	(20,291,706)
	—	(20,294,453)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	163	644
Service Class	7,883,341	11,751,205
Reinvestment of dividends and distributions:
Standard Class	—	2,747
Service Class	—	20,291,706
	7,883,504	32,046,302
Cost of shares redeemed:
Standard Class	(10,705)	(4,377)
Service Class	(69,347,154)	(118,565,645)
	(69,357,859)	(118,570,022)
Decrease in net assets derived from capital share transactions	(61,474,355)	(86,523,720)
NET DECREASE IN NET ASSETS	(8,478,776)	(46,318,341)
NET ASSETS:
Beginning of period	642,756,286	689,074,627
End of period	$634,277,510	$642,756,286
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-4

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.537	$10.905	$10.027	$12.585	$12.272	$11.280
Income (loss) from investment operations:
Net investment income[2]	—	0.141	0.253	0.027	0.171	0.069
Net realized and unrealized gain (loss)	1.045	0.906	0.916	(2.266)	0.778	1.149
Total from investment operations	1.045	1.047	1.169	(2.239)	0.949	1.218
Less dividends and distributions from:
Net investment income	—	(0.415)	(0.273)	(0.319)	(0.636)	(0.226)
Return of capital	—	—	(0.018)	—	—	—
Total dividends and distributions	—	(0.415)	(0.291)	(0.319)	(0.636)	(0.226)
Net asset value, end of period	$12.582	$11.537	$10.905	$10.027	$12.585	$12.272
Total return[3]	9.06%	9.60%	11.65%	(17.78% )	7.74%	10.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75	$79	$76	$70	$90	$86
Ratio of expenses to average net assets[4]	0.15%	0.15%	0.14%	0.14%	0.13%	0.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.23%	0.23%	0.22%	0.22%	0.21%	0.22%
Ratio of net investment income (loss) to average net assets	(0.01% )[5]	1.21%	2.43%	0.25%	1.33%	0.62%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.09% )[5]	1.13%	2.35%	0.17%	1.25%	0.55%
Portfolio turnover	1%	4%	3%	3%	6%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-5

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.455	$10.828	$9.959	$12.498	$12.190	$11.209
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.021)	0.099	0.215	(0.011)	0.124	0.030
Net realized and unrealized gain (loss)	1.037	0.899	0.906	(2.248)	0.773	1.136
Total from investment operations	1.016	0.998	1.121	(2.259)	0.897	1.166
Less dividends and distributions from:
Net investment income	—	(0.371)	(0.234)	(0.280)	(0.589)	(0.185)
Return of capital	—	—	(0.018)	—	—	—
Total dividends and distributions	—	(0.371)	(0.252)	(0.280)	(0.589)	(0.185)
Net asset value, end of period	$12.471	$11.455	$10.828	$9.959	$12.498	$12.190
Total return[3]	8.87%	9.22%	11.25%	(18.06% )	7.36%	10.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$634,202	$642,677	$688,999	$709,931	$955,379	$955,926
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.49%	0.49%	0.48%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.58%	0.58%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets	(0.36% )[5]	0.86%	2.08%	(0.10% )	0.98%	0.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.44% )[5]	0.78%	2.00%	(0.18% )	0.90%	0.20%
Portfolio turnover	1%	4%	3%	3%	6%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-6

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP BlackRock Global Allocation Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that  invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Allocation Managed Risk Fund-7

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$26,588
Legal	4,052
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,457 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$38,567
Distribution fees payable to LFD	179,958
Printing and mailing fees payable to Lincoln Life	188
Shareholder servicing fees payable to Lincoln Life	14,913
LVIP BlackRock Global Allocation Managed Risk Fund-8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-97.02%@
Global Multi-Asset Fund-97.02%@
✧✧LVIP BlackRock Global Allocation Fund	$623,002,877	$7,223,554	$74,726,033	$10,631,925	$49,270,341	$615,402,664	45,870,801	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$7,223,554
Sales	74,726,033
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$475,705,422
Aggregate unrealized appreciation of investments and derivatives	$157,894,418
Aggregate unrealized depreciation of investments and derivatives	(7,414)
Net unrealized appreciation of investments and derivatives	$157,887,004
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP BlackRock Global Allocation Managed Risk Fund-9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$615,402,664	$—	$—	$615,402,664
Unaffiliated Investment Company	17,571,808	—	—	17,571,808
Total Investments	$632,974,472	$—	$—	$632,974,472
Derivatives:
Assets:
Futures Contracts	$625,368	$—	$—	$625,368
Liabilities:
Futures Contracts	$(7,414)	$—	$—	$(7,414)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	14	55
Service Class	671,773	1,015,076
Shares reinvested:
Standard Class	—	238
Service Class	—	1,771,737
	671,787	2,787,106
Shares redeemed:
Standard Class	(882)	(374)
Service Class	(5,920,202)	(10,312,980)
	(5,921,084)	(10,313,354)
Net decrease	(5,249,297)	(7,526,248)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP BlackRock Global Allocation Managed Risk Fund-10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$536,593	Variation margin due from broker on futures contracts	$(7,414)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	88,775	Variation margin due from broker on futures contracts	—
Total		$625,368		$(7,414)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,289,341)	$1,076,138
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(809,260)	205,046
Total		$(7,098,601)	$1,281,184
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$24,113,178	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP BlackRock Global Allocation Managed Risk Fund-11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.79%
Equity Funds–48.99%
iShares Core S&P 500 ETF	154,519	$95,940,847
iShares Core S&P Mid-Cap ETF	337,626	20,939,565
iShares Edge MSCI Min Vol USA ETF	864,435	81,144,513
iShares Russell 2000 ETF	97,965	21,139,867
		219,164,792
Fixed Income Funds–28.65%
iShares Broad USD Investment Grade Corporate Bond ETF	417,801	21,491,683
iShares Core U.S. Aggregate Bond ETF	642,015	63,687,888
iShares Core U.S. Treasury Bond ETF	934,852	21,482,899
iShares MBS ETF	228,890	21,490,482
		128,152,952
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.54%
iShares Edge MSCI Min Vol EAFE ETF	679,302	$57,102,126
iShares Edge MSCI Min Vol Emerging Markets ETF	411,268	25,827,631
		82,929,757
Money Market Fund–3.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	16,154,946	16,154,946
		16,154,946
Total Investment Companies (Cost $316,813,477)		446,402,447

TOTAL INVESTMENTS–99.79% (Cost $316,813,477)	446,402,447
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	920,478
NET ASSETS APPLICABLE TO 33,390,620 SHARES OUTSTANDING–100.00%	$447,322,925
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($62,356,806 / 4,641,974 Shares)	$13.433
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($384,966,119 / 28,748,646 Shares)	$13.391
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$360,755,772
Distributable earnings/(accumulated loss)	86,567,153
TOTAL NET ASSETS	$447,322,925

★Includes $959,296 cash collateral held at broker for futures contracts, $45,689 variation margin due from broker on futures contracts,
$5,109,611 payable for securities purchased, $80,240 payable for fund shares redeemed, $10,931 other accrued expenses payable, $208,521 due to manager and affiliates, $14,033 payable for audit fee and $14,570 payable for fund accounting fee as of June 30, 2025.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$197,685	$195,422	9/15/25	$2,263	$—
5	CME British Pound Currency Futures	428,906	421,879	9/15/25	7,027	—
7	CME Euro Foreign Exchange Currency Futures	1,035,650	1,006,842	9/15/25	28,808	—
6	CME Japanese Yen Currency Futures	524,588	522,755	9/15/25	1,833	—
					39,931	—
Equity Contracts:
9	CME E-mini Russell 2000 Index Futures	986,265	953,312	9/19/25	32,953	—
23	CME E-mini S&P 500 Index Futures	7,191,812	6,937,664	9/19/25	254,148	—
6	CME E-mini S&P MidCap 400 Index Futures	1,875,300	1,818,685	9/19/25	56,615	—
20	Eurex EURO STOXX 50 Futures	1,254,989	1,245,933	9/19/25	9,056	—
4	FTSE 100 Index Futures	482,596	486,277	9/19/25	—	(3,681)
15	ICE U.S. MSCI Emerging Markets Index Futures	925,125	907,861	9/19/25	17,264	—
3	OML Stockholm OMXS30 Index Futures	79,052	78,214	7/18/25	838	—
1	SFE S&P ASX Share Price Index 200 Futures	140,466	140,483	9/18/25	—	(17)
3	TSE TOPIX Futures	594,875	582,795	9/11/25	12,080	—
					382,954	(3,698)
Total Futures Contracts					$422,885	$(3,698)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$5,193,281
EXPENSES:
Distribution fees-Service Class	659,773
Management fees	545,844
Shareholder servicing fees	63,318
Accounting and administration expenses	42,217
Professional fees	22,579
Custodian fees	6,959
Trustees’ fees and expenses	6,559
Reports and statements to shareholders	5,004
Consulting fees	3,852
Pricing fees	422
Other	6,968
1,363,495
Less:
Management fees waived	(10,917)
Total operating expenses	1,352,578
NET INVESTMENT INCOME	3,840,703
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,433,356
Foreign currencies	(1,310)
Futures contracts	(5,242,982)
Net realized gain	1,189,064
Net change in unrealized appreciation (depreciation) of:
Investments	16,889,413
Foreign currencies	7,731
Futures contracts	948,612
Net change in unrealized appreciation (depreciation)	17,845,756
NET REALIZED AND UNREALIZED GAIN	19,034,820
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,875,523
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,840,703	$8,805,993
Net realized gain	1,189,064	19,344,439
Net change in unrealized appreciation (depreciation)	17,845,756	18,874,189
Net increase in net assets resulting from operations	22,875,523	47,024,621
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,498,051)
Service Class	—	(8,304,080)
	—	(9,802,131)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,984,800	4,343,107
Service Class	8,617,652	10,436,246
Reinvestment of dividends and distributions:
Standard Class	—	1,498,051
Service Class	—	8,304,080
	10,602,452	24,581,484
Cost of shares redeemed:
Standard Class	(3,469,306)	(4,284,276)
Service Class	(29,064,696)	(59,149,187)
	(32,534,002)	(63,433,463)
Decrease in net assets derived from capital share transactions	(21,931,550)	(38,851,979)
NET INCREASE (DECREASE) IN NET ASSETS	943,973	(1,629,489)
NET ASSETS:
Beginning of period	446,378,952	448,008,441
End of period	$447,322,925	$446,378,952
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.735	$11.749	$10.747	$13.578	$12.586	$12.526
Income (loss) from investment operations:
Net investment income[2]	0.132	0.281	0.242	0.182	0.161	0.187
Net realized and unrealized gain (loss)	0.566	1.030	1.014	(2.429)	1.426	0.060
Total from investment operations	0.698	1.311	1.256	(2.247)	1.587	0.247
Less dividends and distributions from:
Net investment income	—	(0.296)	(0.254)	(0.181)	(0.171)	(0.187)
Net realized gain	—	(0.029)	—	(0.403)	(0.424)	—
Total dividends and distributions	—	(0.325)	(0.254)	(0.584)	(0.595)	(0.187)
Net asset value, end of period	$13.433	$12.735	$11.749	$10.747	$13.578	$12.586
Total return[3]	5.48%	11.17%	11.68%	(16.52% )	12.69%	1.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$62,357	$60,575	$54,324	$47,102	$51,501	$46,782
Ratio of expenses to average net assets[4]	0.32%	0.32%	0.32%	0.31%	0.30%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.33%	0.33%	0.32%	0.31%	0.32%
Ratio of net investment income to average net assets	2.06% [5]	2.23%	2.16%	1.55%	1.21%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05% [5]	2.22%	2.15%	1.54%	1.20%	1.55%
Portfolio turnover	4%	6%	4%	5%	6%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.717	$11.731	$10.732	$13.557	$12.569	$12.511
Income (loss) from investment operations:
Net investment income[2]	0.109	0.236	0.202	0.141	0.114	0.144
Net realized and unrealized gain (loss)	0.565	1.028	1.009	(2.424)	1.423	0.058
Total from investment operations	0.674	1.264	1.211	(2.283)	1.537	0.202
Less dividends and distributions from:
Net investment income	—	(0.249)	(0.212)	(0.139)	(0.125)	(0.144)
Net realized gain	—	(0.029)	—	(0.403)	(0.424)	—
Total dividends and distributions	—	(0.278)	(0.212)	(0.542)	(0.549)	(0.144)
Net asset value, end of period	$13.391	$12.717	$11.731	$10.732	$13.557	$12.569
Total return[3]	5.30%	10.79%	11.29%	(16.81% )	12.31%	1.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,966	$385,804	$393,684	$387,868	$500,084	$481,243
Ratio of expenses to average net assets[4]	0.67%	0.67%	0.67%	0.66%	0.65%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.68%	0.68%	0.68%	0.67%	0.66%	0.67%
Ratio of net investment income to average net assets	1.71% [5]	1.88%	1.81%	1.20%	0.86%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.70% [5]	1.87%	1.80%	1.19%	0.85%	1.20%
Portfolio turnover	4%	6%	4%	5%	6%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively,  the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$18,652
Legal	2,843
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,644 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$88,743
Distribution fees payable to LFD	109,222
Printing and mailing fees payable to Lincoln Life	52
Shareholder servicing fees payable to Lincoln Life	10,504
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$18,163,016
Sales	43,705,309
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$316,813,477
Aggregate unrealized appreciation of investments and derivatives	$137,725,025
Aggregate unrealized depreciation of investments and derivatives	(7,716,868)
Net unrealized appreciation of investments and derivatives	$130,008,157
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$446,402,447	$—	$—	$446,402,447
Derivatives:
Assets:
Futures Contracts	$422,885	$—	$—	$422,885
Liabilities:
Futures Contracts	$(3,698)	$—	$—	$(3,698)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	153,545	347,456
Service Class	670,006	826,420
Shares reinvested:
Standard Class	—	118,157
Service Class	—	655,798
	823,551	1,947,831
Shares redeemed:
Standard Class	(268,019)	(333,088)
Service Class	(2,258,822)	(4,704,206)
	(2,526,841)	(5,037,294)
Net decrease	(1,703,290)	(3,089,463)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$382,954	Receivables and other assets net of liabilities	$(3,698)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	39,931	Receivables and other assets net of liabilities	—
Total		$422,885		$(3,698)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,864,093)	$860,841
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(378,889)	87,771
Total		$(5,242,982)	$948,612
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,472,266	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-11

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.13%
•Federal Home Loan Mortgage Corp. REMICS
Series 5513 Class FD 5.66% (30 day USD SOFR Average + 1.35%) 1/25/55	4,544,687	$4,542,547
Series 5516 Class FC 5.71% (30 day USD SOFR Average + 1.40%) 3/25/55	8,323,480	8,335,803
Total Agency Collateralized Mortgage Obligations (Cost $12,869,156)		12,878,350
AGENCY MORTGAGE-BACKED SECURITIES–12.06%
Uniform Mortgage-Backed Security, TBA
5.00% 7/1/54	12,331,000	12,083,149
5.50% 8/1/54	75,382,000	75,364,754
6.00% 7/1/54	49,940,000	50,745,175
Total Agency Mortgage-Backed Securities (Cost $136,510,585)		138,193,078
CORPORATE BONDS–2.03%
Brazil–0.08%
Suzano Austria GmbH 3.13% 1/15/32	473,000	416,840
Vale Overseas Ltd. 6.40% 6/28/54	573,000	563,126
		979,966
Chile–0.07%
AES Andes SA 6.30% 3/15/29	200,000	205,521
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	535,000	559,629
		765,150
Colombia–0.02%
SURA Asset Management SA 6.35% 5/13/32	271,000	284,848
		284,848
Hungary–0.05%
MVM Energetika Zrt 6.50% 3/13/31	546,000	564,588
		564,588
Kazakhstan–0.05%
Kaspi.KZ JSC 6.25% 3/26/30	561,000	564,022
		564,022
Luxembourg–0.10%
Greensaif Pipelines Bidco SARL 5.85% 2/23/36	555,000	560,556
Raizen Fuels Finance SA
6.25% 7/8/32	367,000	364,247
6.45% 3/5/34	200,000	200,197
		1,125,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mexico–0.05%
Orbia Advance Corp. SAB de CV 6.80% 5/13/30	557,000	$569,254
		569,254
Netherlands–0.10%
Embraer Netherlands Finance BV 5.98% 2/11/35	275,000	283,470
Minejesa Capital BV 5.63% 8/10/37	290,000	279,182
Prosus NV 4.19% 1/19/32	605,000	566,673
		1,129,325
Poland–0.05%
ORLEN SA 6.00% 1/30/35	549,000	562,945
		562,945
United Arab Emirates–0.05%
DP World Ltd. 6.85% 7/2/37	510,000	555,398
		555,398
United States–1.41%
AEP Texas, Inc. 5.70% 5/15/34	805,000	822,424
μBank of America Corp. 5.47% 1/23/35	1,165,000	1,196,849
Broadcom, Inc. 3.47% 4/15/34	1,170,000	1,045,153
Cheniere Energy Partners LP 5.75% 8/15/34	980,000	1,006,431
μCitigroup, Inc. 5.45% 6/11/35	1,050,000	1,072,502
Diamondback Energy, Inc. 5.40% 4/18/34	1,740,000	1,745,149
Energy Transfer LP 5.60% 9/1/34	825,000	837,882
μGoldman Sachs Group, Inc. 5.33% 7/23/35	1,185,000	1,195,303
HCA, Inc.
5.45% 9/15/34	715,000	721,188
5.60% 4/1/34	1,005,000	1,028,263
μJPMorgan Chase & Co. 5.29% 7/22/35	1,175,000	1,195,706
μMorgan Stanley 5.32% 7/19/35	1,180,000	1,194,405
Oracle Corp. 4.90% 2/6/33	1,025,000	1,027,743
Vistra Operations Co. LLC 6.00% 4/15/34	875,000	908,652
μWells Fargo & Co. 5.50% 1/23/35	1,165,000	1,194,728
		16,192,378
Total Corporate Bonds (Cost $23,140,550)		23,292,874
NON-AGENCY ASSET-BACKED SECURITIES–2.65%
AMSR Trust
Series 2022-SFR1 Class E1 4.39% 3/17/39	2,500,000	2,444,154
LVIP BlackRock Inflation Protected Bond Fund-1

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
AMSR Trust (continued)
Series 2022-SFR3 Class D 4.00% 10/17/39	2,180,000	$2,114,081
FirstKey Homes Trust
Series 2022-SFR1 Class E1 5.00% 5/19/39	2,500,000	2,451,330
Series 2022-SFR1 Class E2 5.00% 5/19/39	2,500,000	2,445,773
Series 2022-SFR2 Class D 4.50% 7/17/39	2,000,000	1,969,213
New Residential Mortgage Loan Trust Series 2022-SFR2 Class D 4.00% 9/4/39	2,210,000	2,142,983
Progress Residential Trust
Series 2021-SFR8 Class E1 2.38% 10/17/38	2,500,000	2,428,759
Series 2022-SFR3 Class E2 5.60% 4/17/39	968,000	953,428
Series 2022-SFR4 Class D 5.59% 5/17/41	2,500,000	2,510,740
Series 2022-SFR5 Class D 5.73% 6/17/39	2,500,000	2,509,695
Series 2022-SFR6 Class D 6.04% 7/20/39	2,150,000	2,171,538
Series 2022-SFR7 Class D 5.50% 10/27/39	1,615,000	1,615,603
Tricon Residential Trust
Series 2022-SFR1 Class E1 5.34% 4/17/39	1,500,000	1,484,148
Series 2022-SFR1 Class E2 5.74% 4/17/39	600,000	599,377
Series 2022-SFR2 Class D 6.23% 7/17/40	2,500,000	2,559,575
Total Non-Agency Asset-Backed Securities (Cost $29,623,625)		30,400,397
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.78%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	4,315	4,244
φAngel Oak Mortgage Trust Series 2025-2 Class A1 5.64% 2/25/70	1,171,228	1,177,754
•BFLD Mortgage Trust Series 2024-VICT Class A 6.20% (1 mo. USD Term SOFR + 1.89%) 7/15/41	365,000	365,912
φBRAVO Residential Funding Trust Series 2023-NQM3 Class A1 4.85% 9/25/62	1,208,157	1,217,284
•BX Commercial Mortgage Trust Series 2024-XL4 Class D 7.45% (1 mo. USD Term SOFR + 3.14%) 2/15/39	525,568	527,046
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦CHL Mortgage Pass-Through Trust Series 2004-5 Class 2A4 5.50% 5/25/34	20,299	$19,806
•COMM Mortgage Trust Series 2024-WCL1 Class A 6.15% (1 mo. USD Term SOFR + 1.84%) 6/15/41	540,000	539,831
•Cross Mortgage Trust Series 2025-H1 Class A1 5.74% 2/25/70	1,366,215	1,375,692
•CSMC Trust Series 2022-NQM5 Class A1 5.17% 5/25/67	2,344,087	2,401,760
φDeephaven Residential Mortgage Trust Series 2024-1 Class A1 5.74% 7/25/69	566,768	569,519
•Ellington Financial Mortgage Trust Series 2021-3 Class A1 1.24% 9/25/66	1,538,272	1,286,087
φHOMES Trust
Series 2025-AFC1 Class A1 5.73% 1/25/60	728,301	733,492
Series 2025-AFC2 Class A1A 5.47% 6/25/60	1,403,000	1,403,919
•JP Morgan Mortgage Trust Series 2023-DSC1 Class A1 4.63% 7/25/63	670,489	658,362
•JW Commercial Mortgage Trust Series 2024-MRCO Class A 5.93% (1 mo. USD Term SOFR + 1.62%) 6/15/39	510,000	510,159
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1 5.74% 11/25/69	741,165	746,528
•PRKCM Trust Series 2022-AFC2 Class A1 5.34% 8/25/57	364,738	364,003
φPRPM Trust
Series 2025-NQM1 Class A1 5.80% 11/25/69	1,147,679	1,156,869
Series 2025-NQM2 Class A1 5.69% 4/25/70	845,879	850,920
SG Residential Mortgage Trust
•Series 2021-1 Class A1 1.16% 7/25/61	1,823,025	1,509,823
φSeries 2022-2 Class A1 5.35% 8/25/62	602,402	601,100
φVerus Securitization Trust
Series 2022-7 Class A1 5.15% 7/25/67	1,647,893	1,639,833
Series 2022-INV2 Class A1 6.79% 10/25/67	464,902	464,657
LVIP BlackRock Inflation Protected Bond Fund-2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 Class 3A5 5.95% 11/25/33	31,764	$31,635
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A 5.48% 7/15/35	182,000	183,008
Total Non-Agency Collateralized Mortgage Obligations (Cost $19,989,243)		20,339,243
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.19%
•AREIT Ltd. Series 2024-CRE9 Class A 6.00% (1 mo. USD Term SOFR + 1.69%) 5/17/41	1,429,469	1,433,045
•ARES Commercial Mortgage Trust Series 2024-IND Class A 6.00% (1 mo. USD Term SOFR + 1.69%) 7/15/41	1,150,000	1,151,799
•BAHA Trust Series 2024-MAR Class A 6.17% 12/10/41	1,150,000	1,187,660
•BAMLL Trust Series 2024-BHP Class A 6.66% (1 mo. USD Term SOFR + 2.35%) 8/15/39	770,000	773,851
•BFLD Trust Series 2025-EWEST Class A 5.85% (1 mo. USD Term SOFR + 1.55%) 6/15/42	954,000	954,596
•BX Commercial Mortgage Trust
Series 2024-AIRC Class A 6.00% (1 mo. USD Term SOFR + 1.69%) 8/15/39	475,652	477,436
Series 2024-KING Class A 5.85% (1 mo. USD Term SOFR + 1.54%) 5/15/34	1,204,148	1,204,146
Series 2024-MDHS Class A 5.95% (1 mo. USD Term SOFR + 1.64%) 5/15/41	1,026,560	1,027,843
•BX Trust Series 2024-VLT4 Class A 5.80% (1 mo. USD Term SOFR + 1.49%) 7/15/29	1,078,000	1,077,665
•CONE Trust Series 2024-DFW1 Class A 5.95% (1 mo. USD Term SOFR + 1.64%) 8/15/41	210,000	208,970
•DBSG Mortgage Trust Series 2024-ALTA Class A 6.14% 6/10/37	215,000	219,458
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•ELM Trust
Series 2024-ELM Class A10 5.99% 6/10/39		430,000	$433,493
Series 2024-ELM Class A15 5.99% 6/10/39		430,000	433,493
•GWT Trust Series 2024-WLF2 Class A 6.00% (1 mo. USD Term SOFR + 1.69%) 5/15/41		1,250,000	1,252,736
•HILT Commercial Mortgage Trust Series 2024-ORL Class A 5.85% (1 mo. USD Term SOFR + 1.54%) 5/15/37		475,000	475,297
•HONO Mortgage Trust Series 2021-LULU Class A 5.58% (1 mo. USD Term SOFR + 1.26%) 10/15/36		150,000	148,875
•LBA Trust Series 2024-BOLT Class A 5.90% (1 mo. USD Term SOFR + 1.59%) 6/15/39		810,000	810,001
•NYCT Trust Series 2024-3ELV Class A 6.30% (1 mo. USD Term SOFR + 1.99%) 8/15/29		183,498	183,725
•One New York Plaza Trust Series 2020-1NYP Class AJ 5.68% (1 mo. USD Term SOFR + 1.36%) 1/15/36		215,000	206,730
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $13,575,726)			13,660,819
ΔSOVEREIGN BONDS–40.74%
Australia–0.79%
Australia Government Bonds
0.25% 11/21/32	AUD	2,364,000	1,649,266
0.75% 11/21/27	AUD	4,343,000	3,600,716
2.50% 9/20/30	AUD	3,731,000	3,804,397
			9,054,379
Belgium–0.24%
Kingdom of Belgium Government Bonds 3.30% 6/22/54	EUR	2,603,760	2,731,339
			2,731,339
Canada–0.77%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	5,650,491	4,895,502
4.25% 12/1/26	CAD	5,075,553	3,919,255
			8,814,757
LVIP BlackRock Inflation Protected Bond Fund-3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Denmark–0.32%
Denmark I/L Government Bonds
0.10% 11/15/30	DKK	11,574,913	$1,767,792
0.10% 11/15/34	DKK	12,577,383	1,846,957
			3,614,749
France–9.27%
French Republic Government Bonds O.A.T.
0.10% 3/1/28	EUR	9,345,406	10,791,561
0.10% 3/1/28	EUR	763,502	881,650
0.10% 3/1/29	EUR	14,656,207	16,868,868
0.10% 7/25/31	EUR	7,635,603	8,587,963
0.10% 3/1/32	EUR	5,159,629	5,696,115
0.60% 7/25/34	EUR	4,780,566	5,338,388
0.70% 7/25/30	EUR	10,481,352	12,329,169
1.85% 7/25/27	EUR	17,317,436	21,034,312
3.15% 7/25/32	EUR	9,188,179	12,436,639
3.15% 7/25/32	EUR	1,952,745	2,643,134
3.40% 7/25/29	EUR	885,926	1,152,253
3.40% 7/25/29	EUR	6,534,833	8,499,334
			106,259,386
Germany–2.27%
Bundesrepublik Deutschland Bundesanleihe 2.50% 8/15/54	EUR	2,171,000	2,272,378
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/33	EUR	6,101,613	6,870,694
0.50% 4/15/30	EUR	14,342,794	16,876,687
			26,019,759
Israel–0.05%
Israel Government International Bonds 5.75% 3/12/54		633,000	585,856
			585,856
Italy–6.15%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	12,096,345	12,858,063
0.40% 5/15/30	EUR	9,474,747	10,862,579
1.25% 9/15/32	EUR	10,281,418	12,158,236
1.30% 5/15/28	EUR	10,281,299	12,289,498
1.50% 5/15/29	EUR	9,723,423	11,702,121
3.10% 9/15/26	EUR	8,758,727	10,654,209
			70,524,706
Japan–3.30%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	405,463,992	3,001,516
0.01% 3/10/32	JPY	453,513,366	3,281,401
0.01% 3/10/33	JPY	486,571,716	3,477,597
0.01% 3/10/34	JPY	501,952,260	3,543,208
0.10% 3/10/27	JPY	701,127,426	5,051,002
0.10% 3/10/28	JPY	786,745,312	5,650,902
0.10% 3/10/29	JPY	801,724,224	5,782,440
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government CPI Linked Bonds (continued)
0.20% 3/10/30	JPY	309,015,768	$2,310,756
Japan Government CPI-Linked Bonds 0.01% 3/10/35	JPY	117,836,658	822,264
Japan Government Thirty Year Bonds
2.30% 12/20/54	JPY	468,200,000	2,918,963
2.40% 3/20/55	JPY	302,150,000	1,925,321
			37,765,370
Mexico–0.59%
Mexico Government International Bonds
3.50% 2/12/34		1,762,000	1,476,556
4.88% 5/19/33		400,000	377,280
6.35% 2/9/35		2,943,000	3,005,833
6.88% 5/13/37		1,858,000	1,936,593
			6,796,262
New Zealand–0.20%
New Zealand Government Bonds Inflation-Linked 3.00% 9/20/30	NZD	2,717,000	2,335,114
			2,335,114
Spain–3.70%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,211,734	13,257,715
0.70% 11/30/33	EUR	12,998,772	14,730,794
1.00% 11/30/30	EUR	12,132,450	14,417,835
			42,406,344
Sweden–0.72%
Sweden Bonds Inflation-Linked
0.13% 12/1/27	SEK	16,515,000	2,245,616
0.13% 6/1/30	SEK	9,855,000	1,265,785
0.13% 6/1/32	SEK	15,300,000	2,107,639
3.50% 12/1/28	SEK	14,075,000	2,651,274
			8,270,314
United Kingdom–12.37%
U.K. Inflation-Linked Gilts 2.00% 1/26/35	GBP	4,580,000	15,065,847
United Kingdom Gilt 4.38% 7/31/54	GBP	1,826,776	2,172,017
United Kingdom Inflation-Linked Gilt
0.13% 8/10/28	GBP	13,163,245	17,888,535
0.13% 3/22/29	GBP	12,728,177	17,121,290
0.13% 8/10/31	GBP	7,535,219	9,898,974
0.75% 11/22/33	GBP	6,775,998	8,938,516
0.75% 3/22/34	GBP	15,179,985	19,852,114
1.25% 11/22/27	GBP	14,896,790	20,854,258
1.25% 11/22/32	GBP	13,582,768	18,847,668
LVIP BlackRock Inflation Protected Bond Fund-4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Inflation-Linked Gilt (continued)
4.13% 7/22/30	GBP	2,369,000	$11,103,620
			141,742,839
Total Sovereign Bonds (Cost $456,569,505)			466,921,174
SUPRANATIONAL BANKS–0.87%
European Union
2.50% 10/4/52	EUR	1,010,000	924,758
3.00% 3/4/53	EUR	8,980,625	9,079,004
Total Supranational Banks (Cost $9,646,443)			10,003,762
U.S. TREASURY OBLIGATIONS–59.54%
U.S. Treasury Bonds
4.25% 8/15/54		365,000	333,319
4.75% 5/15/55		9,987,000	9,930,823
U.S. Treasury Inflation Indexed Bonds
1.38% 7/15/33		23,763,260	23,076,089
1.75% 1/15/28		11,559,881	11,707,252
∞1.88% 7/15/34		26,967,608	26,988,284
2.13% 4/15/29		23,519,840	24,152,073
2.38% 1/15/27		12,862,940	13,078,362
2.50% 1/15/29		8,574,066	8,920,842
3.38% 4/15/32		4,262,972	4,744,972
3.63% 4/15/28		16,615,166	17,667,515
3.88% 4/15/29		18,635,816	20,344,897
U.S. Treasury Inflation Indexed Notes
0.13% 7/15/26		24,386,810	24,175,713
0.13% 10/15/26		22,144,492	21,890,333
0.13% 4/15/27		19,650,150	19,238,681
0.13% 1/15/30		20,423,767	19,273,853
∞0.13% 7/15/30		27,036,658	25,396,592
0.13% 1/15/31		26,340,739	24,404,315
0.13% 7/15/31		28,045,343	25,806,951
0.13% 1/15/32		28,861,242	26,157,236
0.25% 7/15/29		24,913,019	23,923,261
0.38% 1/15/27		17,465,606	17,226,850
0.38% 7/15/27		24,192,931	23,865,350
0.50% 1/15/28		23,453,633	23,017,123
0.63% 7/15/32		25,823,303	24,086,037
0.75% 7/15/28		22,337,937	22,065,320
1.13% 1/15/33		26,904,598	25,708,298
1.25% 4/15/28		21,756,740	21,715,799
1.63% 10/15/27		21,753,312	22,024,076
∞1.63% 10/15/29		24,058,076	24,353,342
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes (continued)
∞1.63% 4/15/30	21,010,113	$21,161,059
1.75% 1/15/34	26,492,378	26,260,443
∞2.13% 1/15/35	33,068,574	33,608,056
2.38% 10/15/28	8,362,211	8,673,933
∞U.S. Treasury Notes 4.25% 5/15/35	17,351,000	17,378,111
Total U.S. Treasury Obligations (Cost $686,235,981)		682,355,160

	Number of Shares
MONEY MARKET FUND–0.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	7,252,504	7,252,504
Total Money Market Fund (Cost $7,252,504)		7,252,504

Number of Contracts
OPTIONS PURCHASED–0.04%

Over-The-Counter–0.04%

Put Options–0.04%
USD vs MXN Strike price $19.100, expiration date 8/14/25, notional amount $331,843,400 MSC	17,374,000	392,531
USD vs JPY Strike price $150.000, expiration date 11/20/25, notional amount $1,837,950,000 BRC	12,253,000	18,098
		410,629

	Notional Amount
Put Swaptions–0.00%
30 Year Interest Rate Swap, expiration date 8/13/25, notional amount $16,690,000 GSI	16,690,000	33,988
Total Options Purchased (Cost $434,191)		444,617

TOTAL INVESTMENTS–122.66% (Cost $1,395,847,509)	1,405,741,978

Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.01)%
Over-The-Counter–(0.01)%

LVIP BlackRock Inflation Protected Bond Fund-5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
Put Options–(0.01)%
USD vs MXN Strike price $18.500, expiration date 8/14/25, notional amount $(321,419,000) MSC	(17,374,000)	$(98,319)

Notional Amount
Put Swaptions–(0.00)%
5 Year Interest Rate Swap, expiration date 8/13/25, notional amount $(64,288,000) GSI	(64,288,000)	(13,007)

Number of Contracts
Centrally Cleared–(0.00)%

Put Options–(0.00)%
3 Month SOFR Strike price $96.000, expiration date 10/10/25, notional amount $(114,960,000)	(479)	(53,888)
Total Options Written (Premiums received $(449,450))		(165,214)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(22.65%)	(259,540,426)
NET ASSETS APPLICABLE TO 122,309,038 SHARES OUTSTANDING –100.00%	$1,146,036,338
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($386,199,594 / 41,171,412 Shares)	$9.380
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($759,836,744 / 81,137,626 Shares)	$9.365
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,314,577,429
Distributable earnings/(accumulated loss)	(168,541,091)
TOTAL NET ASSETS	$1,146,036,338

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ΔSecurities have been classified by country of origin.
∞Fully or partially pledged as collateral for reverse repurchase agreements.

★Includes $6,189,000 cash collateral held at broker for futures contracts, $3,453,000 cash collateral held at brokers for centrally cleared swap contracts, $89,655 variation margin due from brokers on centrally cleared swap contracts, $154,157,434 payable for securities purchased,
$585,764 payable for fund shares redeemed, $339,121 cash collateral due to brokers for certain open bilateral derivatives, $1,400,000 cash collateral due to brokers for TBAs, $54,211 other accrued expenses payable, $577,909 due to manager and affiliates, $3,000 due to custodian,
$1,014,156 variation margin due to broker on futures contracts, $24,073 payable for audit fee and $31,770 payable for fund accounting fee as of June 30, 2025.

LVIP BlackRock Inflation Protected Bond Fund-6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(182,648)	USD	119,773	8/5/25	$—	$(525)
BNP	EUR	(225,858,000)	USD	255,408,448	7/2/25	—	(10,676,094)
BNP	JPY	(31,055,458)	USD	215,791	8/4/25	—	(755)
BNP	SEK	(760,782)	USD	79,996	8/4/25	—	(609)
BOA	CAD	(12,011,000)	USD	8,697,721	7/2/25	—	(123,446)
BOA	EUR	1,518,047	USD	(1,756,506)	7/2/25	31,913	—
BOA	JPY	(45,164,000)	USD	314,671	7/2/25	974	—
BOA	MXN	21,857,674	USD	(1,143,000)	9/17/25	12,187	—
BRC	CAD	(241,927)	USD	176,218	7/2/25	—	(1,459)
BRC	CAD	12,032,000	USD	(8,818,757)	7/2/25	17,833	—
BRC	CAD	(12,032,000)	USD	8,833,603	8/5/25	—	(19,218)
BRC	EUR	224,654,000	USD	(263,464,028)	7/2/25	1,202,076	—
BRC	EUR	(220,254,000)	USD	259,029,496	8/4/25	—	(1,051,422)
BRC	GBP	(106,862,000)	USD	143,954,755	7/2/25	—	(2,730,649)
BRC	JPY	(5,250,514,000)	USD	36,484,528	7/2/25	15,806	—
BRC	JPY	5,331,868,000	USD	(36,851,815)	7/2/25	181,971	—
BRC	JPY	(5,331,868,000)	USD	36,987,690	8/4/25	—	(190,877)
CBA	NZD	3,728,000	USD	(2,260,167)	7/2/25	12,372	—
CBA	NZD	(3,728,000)	USD	2,262,602	8/4/25	—	(12,501)
CBK	BRL	15,463,685	USD	(2,728,710)	9/17/25	62,166	—
CBK	DKK	(23,038,000)	USD	3,493,873	7/2/25	—	(144,002)
GSI	MXN	21,709,020	USD	(1,140,000)	9/17/25	7,330	—
HSBC	EUR	(466,011)	USD	530,022	7/2/25	—	(18,988)
HSBC	EUR	236,000	USD	(270,047)	7/2/25	7,986	—
HSBC	EUR	(984,666)	USD	1,158,363	8/4/25	—	(4,353)
HSBC	GBP	106,792,000	USD	(146,620,076)	7/2/25	—	(30,760)
HSBC	GBP	(106,792,000)	USD	146,640,687	8/4/25	26,683	—
HSBC	JPY	(44,449,600)	USD	309,058	7/2/25	322	—
HSBC	NZD	(110,228)	USD	66,985	8/4/25	—	(284)
JPM	AUD	(13,601,000)	USD	8,766,866	7/2/25	—	(184,853)
JPM	GBP	(1,636,453)	USD	2,242,826	8/4/25	—	(3,850)
JPM	SEK	(106,885,000)	USD	11,120,970	7/2/25	—	(178,020)
JPM	SEK	28,915,577	USD	(3,023,394)	7/2/25	33,319	—
MSC	AUD	13,584,000	USD	(8,879,016)	7/2/25	61,514	—
MSC	AUD	(13,584,000)	USD	8,884,596	8/5/25	—	(62,286)
MSC	EUR	894,000	USD	(1,052,811)	8/4/25	2,844	—
MSC	GBP	610,610	USD	(823,553)	7/2/25	14,608	—
MSC	NZD	(3,755,000)	USD	2,243,736	7/2/25	—	(45,262)
RBC	SEK	77,893,000	USD	(8,209,974)	7/2/25	24,224	—
RBC	SEK	(77,893,000)	USD	8,227,691	8/4/25	—	(25,146)
RBS	DKK	23,038,000	USD	(3,617,968)	7/2/25	19,907	—
RBS	DKK	(23,038,000)	USD	3,626,851	8/4/25	—	(20,467)
RBS	EUR	211,000	USD	(247,600)	7/2/25	981	—
RBS	GBP	(183,000)	USD	247,038	7/2/25	—	(4,159)
SCB	GBP	(571,000)	USD	770,884	7/2/25	—	(12,906)
TDB	CAD	221,000	USD	(161,695)	7/2/25	613	—
TDB	EUR	(295,000)	USD	341,282	7/2/25	—	(6,259)
UBS	GBP	4,624,000	USD	(6,336,041)	8/4/25	12,217	—
UBS	JPY	(81,671,000)	USD	587,034	7/22/25	18,375	—
WBC	GBP	207,000	USD	(280,547)	7/2/25	3,594	—
Total Foreign Currency Exchange Contracts						$1,771,815	$(15,549,150)
LVIP BlackRock Inflation Protected Bond Fund-7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(249)	CBOT 10 Year U.S. Treasury Notes Futures	$(27,919,125)	$(27,356,148)	9/19/25	$—	$(562,977)
1,212	CBOT 2 Year U.S. Treasury Notes Futures	252,124,407	251,243,272	9/30/25	881,135	—
30	CBOT 30 Day Federal Funds Futures	11,959,707	11,981,628	7/31/25	—	(21,921)
41	CBOT 30 Day Federal Funds Futures	16,353,475	16,354,143	8/29/25	—	(668)
(225)	CBOT 5 Year U.S. Treasury Notes Futures	(24,525,000)	(24,460,161)	9/30/25	—	(64,839)
(104)	CBOT U.S. Long Bond Futures	(12,008,750)	(11,594,161)	9/19/25	—	(414,589)
(172)	CBOT Ultra Long-Term U.S. Treasury Bond Futures	(20,489,500)	(19,956,458)	9/19/25	—	(533,042)
37	Eurex 10 Year Euro BUND Futures	5,672,480	5,699,518	9/8/25	—	(27,038)
(30)	Eurex 30 Year Euro BUXL Futures	(4,196,096)	(4,252,947)	9/8/25	56,851	—
91	Eurex 5 Year Euro BOBL Futures	12,614,532	12,629,843	9/8/25	—	(15,311)
(20)	SFE 10 Year Australian Bond Futures	(1,508,734)	(1,493,110)	9/15/25	—	(15,624)
(60)	SFE 3 Year Australian Bond Futures	(4,254,587)	(4,239,784)	9/15/25	—	(14,803)
703	Three-Month SOFR Futures	169,299,975	169,191,964	3/17/26	108,011	—
46	Three-Month SOFR Futures	11,134,300	11,104,493	9/15/26	29,807	—
(1,479)	Ultra 10 Year U.S. Treasury Notes Futures	(168,998,859)	(165,107,926)	9/19/25	—	(3,890,933)
Total Futures Contracts					$1,075,804	$(5,561,745)
Reverse Repurchase Agreements1,3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BNP-collateralized by U.S. Treasury Inflation Indexed Notes 2.125% 1/15/35; market value $33,055,411	4.45%	6/30/25	7/1/25	$(33,360,000)	$(33,364,124)
BRC-collateralized by U.S. Treasury Notes 4.25% 5/15/35; market value $8,012,500	4.44%	6/30/25	7/1/25	(8,040,000)	(8,040,992)
FRB-collateralized by U.S. Treasury Inflation Indexed Notes 1.625% 10/15/29; market value $23,734,189	4.49%	6/30/25	7/1/25	(23,805,000)	(23,807,969)
FRB-collateralized by U.S. Treasury Inflation Indexed Notes 1.625% 4/15/30; market value $13,193,431	4.48%	6/30/25	7/1/25	(13,227,500)	(13,229,146)
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes 0.125% 7/15/30; market value $17,627,545	4.49%	6/30/25	7/1/25	(17,625,000)	(17,627,198)
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes 1.875% 7/15/34; market value $27,621,641	4.48%	6/30/25	7/1/25	(27,843,750)	(27,847,215)
Total Reverse Repurchase Agreements				$(123,901,250)	$(123,916,644)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	12,150,000	(2.56%)	10/2/28	$51,536	$51,536	$—
LVIP BlackRock Inflation Protected Bond Fund-8

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,260,000	(2.59%)	1/29/27	$54,465	$54,465	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,524,000	(2.54%)	4/15/29	2,452	2,452	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,904,000	(2.69%)	4/15/28	2,473	2,473	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,524,000	(2.53%)	4/15/29	2,878	2,878	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,904,000	(2.69%)	4/15/28	2,780	2,780	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	EUR 1,440,000	(2.06%)	3/15/35	(13,732)	—	(13,732)
and receive fixed rate coupon at maturity Eurostat Eurozone HICP ex-Tobacco NSA Pay amounts based on Inflation	EUR 1,440,000	(2.02%)	3/15/35	11,975	11,975	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,790,000	(2.83%)	4/15/28	(22,050)	—	(22,050)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,032,000	(2.69%)	4/15/29	(17,942)	—	(17,942)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,516,000	(2.69%)	4/15/29	(8,785)	—	(8,785)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,895,000	(2.84%)	4/15/28	(11,194)	—	(11,194)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,895,000	(2.84%)	4/15/28	(11,145)	—	(11,145)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,516,000	(2.68%)	4/15/29	(8,711)	—	(8,711)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,032,000	(2.72%)	4/15/29	(23,288)	—	(23,288)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,790,000	(2.87%)	4/15/28	(28,948)	—	(28,948)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,985,000	(2.67%)	4/15/29	(9,998)	—	(9,998)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,618,000	(2.83%)	4/15/28	(14,998)	—	(14,998)
LVIP BlackRock Inflation Protected Bond Fund-9

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,022,175	(2.65%)	4/15/29	$(8,060)	$—	$(8,060)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	25,080,000	(2.71%)	1/15/29	(117,828)	—	(117,828)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,032,000	(2.64%)	4/15/29	(11,049)	—	(11,049)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,790,000	(2.79%)	4/15/28	(13,503)	—	(13,503)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,860,000	(2.73%)	4/15/28	(2,983)	—	(2,983)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,980,000	(2.56%)	4/15/29	696	696	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,727,375	(2.43%)	4/15/30	2,115	2,115	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,506,571	(2.43%)	4/15/30	4,458	4,458	—
Total Inflation Swap Contracts				$(188,386)	$135,828	$(324,214)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
EUR 2,570,700	2.49	EURIBOR06M	Receive	Annual/Semiannual	2/19/54	$171,065	$95	$170,970	$—
EUR 2,570,700	2.51	EURIBOR06M	Receive	Annual/Semiannual	2/20/54	161,532	95	161,437	—
EUR 2,638,000	2.51	EURIBOR06M	Receive	Annual/Semiannual	2/20/54	161,049	98	160,951	—
EUR 1,298,000	2.51	EURIBOR06M	Receive	Annual/Semiannual	3/1/54	79,426	48	79,378	—
EUR 545,000	2.46	EURIBOR06M	Receive	Annual/Semiannual	3/22/54	40,731	20	40,711	—
EUR 2,109,000	2.54	EURIBOR06M	Receive	Annual/Semiannual	4/22/54	111,681	(4,205)	115,886	—
EUR 528,000	2.43	EURIBOR06M	Receive	Annual/Semiannual	6/19/54	42,377	20	42,357	—
EUR 512,000	2.43	EURIBOR06M	Receive	Annual/Semiannual	6/20/54	41,075	19	41,056	—
EUR 154,000	2.44	EURIBOR06M	Pay	Annual/Semiannual	6/24/54	(11,881)	6	—	(11,887)
EUR 200,000	2.26	EURIBOR06M	Pay	Annual/Semiannual	10/22/54	(21,778)	(945)	—	(20,833)
EUR 397,000	2.18	EURIBOR06M	Pay	Annual/Semiannual	11/7/54	(50,615)	15	—	(50,630)
22,150,000	3.79	SOFR12M	Receive	Annual	5/16/26	44,211	30	44,181	—
JPY 1,550,827,780	1.00	TONAR12M	Receive	At Maturity	3/12/27	(21,862)	29	—	(21,891)
JPY 3,795,163,587	1.03	TONAR12M	Receive	At Maturity	3/12/27	(61,054)	71	—	(61,125)
JPY 3,515,881,659	1.02	TONAR12M	Receive	At Maturity	3/12/27	(54,621)	66	—	(54,687)
22,150,000	3.80	SOFR12M	Pay	Annual	5/16/26	(42,832)	30	—	(42,862)
16,998,000	3.81	SOFR12M	Receive	Annual	5/16/26	30,520	9,297	21,223	—
16,998,000	3.90	SOFR12M	Pay	Annual	5/16/26	(16,083)	23	—	(16,106)
446,715,324	4.29	FEDL12M	Pay	Annual	9/17/25	10,609	417	10,192	—
893,564,676	4.27	FEDL12M	Pay	Annual	9/17/25	3,145	835	2,310	—
436,666,000	4.31	FEDL12M	Pay	Annual	9/17/25	22,440	425	22,015	—
JPY 1,488,149,736	0.68	TONAR12M	Receive	Annual	4/21/27	13,213	31	13,182	—
JPY 1,505,547,170	0.69	TONAR12M	Receive	Annual	4/21/27	13,161	31	13,130	—
LVIP BlackRock Inflation Protected Bond Fund-10

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
JPY 1,188,378,566	0.70	TONAR12M	Receive	Annual	5/11/27	$10,110	$25	$10,085	$—
439,640,000	4.31	FEDL12M	Pay	Annual	9/17/25	22,000	459	21,541	—
Total IRS Contracts							$7,035	$970,605	$(280,021)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2025.
[3] See Note 1 in Notes to Financial Statements.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRC–Barclays Bank
BRL–Brazilian Real
BUXL–Bundesanleihe
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CBK–Citigroup Global Markets
CBOT–Chicago Board of Trade
CPI–Consumer Price Index
DKK–Danish Krone
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FEDL12M–Federal Funds Rate 12 Month
FRB–Federal Reserve Bank of Boston
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
REMIC–Real Estate Mortgage Investment Conduits
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
TDB–Toronto-Dominion Bank
TONAR12M–Tokyo Overnight Average Rate 12 Month
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
LVIP BlackRock Inflation Protected Bond Fund-11

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
WBC–Westpac Banking Corporation
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-12

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$24,135,046
Foreign taxes withheld	(263)
24,134,783
EXPENSES:
Management fees	2,453,242
Interest expense on reverse repurchase agreements	2,334,989
Distribution fees-Service Class	970,142
Shareholder servicing fees	168,872
Accounting and administration expenses	106,736
Custodian fees	76,841
Professional fees	41,019
Trustees’ fees and expenses	17,551
Reports and statements to shareholders	17,295
Consulting fees	8,406
Pricing fees	8,090
Other	20,181
Total operating expenses	6,223,364
NET INVESTMENT INCOME	17,911,419
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(7,169,327)
Foreign currencies	367,891
Foreign currency exchange contracts	(27,519,810)
Futures contracts	3,280,717
Options purchased	(1,774,609)
Options written	665,120
Swap contracts	(230,782)
Net realized loss	(32,380,800)
Net change in unrealized appreciation (depreciation) of:
Investments	85,680,829
Foreign currencies	226,509
Foreign currency exchange contracts	(23,236,005)
Futures contracts	(4,941,351)
Options purchased	864,318
Options written	155,465
Swap contracts	1,425,437
Net change in unrealized appreciation (depreciation)	60,175,202
NET REALIZED AND UNREALIZED GAIN	27,794,402
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,705,821
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,911,419	$28,438,848
Net realized gain (loss)	(32,380,800)	7,983,300
Net change in unrealized appreciation (depreciation)	60,175,202	(6,586,258)
Net increase in net assets resulting from operations	45,705,821	29,835,890
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(15,887,091)
Service Class	—	(29,748,467)
	—	(45,635,558)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,075,893	102,754,663
Service Class	22,110,173	71,925,924
Reinvestment of dividends and distributions:
Standard Class	—	15,887,091
Service Class	—	29,748,467
	47,186,066	220,316,145
Cost of shares redeemed:
Standard Class	(55,638,351)	(87,815,782)
Service Class	(93,174,714)	(121,468,586)
	(148,813,065)	(209,284,368)
Increase (decrease) in net assets derived from capital share transactions	(101,626,999)	11,031,777
NET DECREASE IN NET ASSETS	(55,921,178)	(4,767,891)
NET ASSETS:
Beginning of period	1,201,957,516	1,206,725,407
End of period	$1,146,036,338	$1,201,957,516
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-13

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.014	$9.140	$8.913	$10.328	$10.562	$10.048
Income (loss) from investment operations:
Net investment income (loss)[2]	0.148	0.233	0.259	0.659	0.345	(0.002)
Net realized and unrealized gain (loss)	0.218	0.011	0.192	(1.135)	0.144	0.533
Total from investment operations	0.366	0.244	0.451	(0.476)	0.489	0.531
Less dividends and distributions from:
Net investment income	—	(0.370)	(0.218)	(0.827)	(0.496)	(0.017)
Return of capital	—	—	(0.006)	(0.112)	(0.227)	—
Total dividends and distributions	—	(0.370)	(0.224)	(0.939)	(0.723)	(0.017)
Net asset value, end of period	$9.380	$9.014	$9.140	$8.913	$10.328	$10.562
Total return[3]	4.06%	2.64%	5.07%	(4.70% )	4.67%	5.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$386,200	$401,210	$375,733	$531,209	$806,737	$656,834
Ratio of expenses to average net assets[4]	0.90%	0.88%	0.63%	0.55%	0.48%	0.49%
Ratio of net investment income (loss) to average net assets[5,6]	3.24%	2.51%	2.85%	6.54%	3.22%	(0.01% )
Portfolio turnover	111%	235%	210%	266%	72%	99%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2025, the years ended 2024, 2023 and 2022 is 0.50%, 0.50%, 0.50% and 0.49% respectively.
[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[6]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2025, the years ended 2024, 2023 and 2022 is 3.64%,
2.89%, 2.98% and 6.60% respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-14

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.010	$9.136	$8.909	$10.322	$10.536	$10.049
Income (loss) from investment operations:
Net investment income (loss)[2]	0.136	0.209	0.236	0.631	0.318	(0.027)
Net realized and unrealized gain (loss)	0.219	0.012	0.191	(1.131)	0.143	0.531
Total from investment operations	0.355	0.221	0.427	(0.500)	0.461	0.504
Less dividends and distributions from:
Net investment income	—	(0.347)	(0.194)	(0.801)	(0.463)	(0.017)
Return of capital	—	—	(0.006)	(0.112)	(0.212)	—
Total dividends and distributions	—	(0.347)	(0.200)	(0.913)	(0.675)	(0.017)
Net asset value, end of period	$9.365	$9.010	$9.136	$8.909	$10.322	$10.536
Total return[3]	3.94%	2.38%	4.81%	(4.95% )	4.41%	5.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$759,837	$800,747	$830,992	$878,101	$960,949	$789,740
Ratio of expenses to average net assets[4]	1.15%	1.13%	0.88%	0.80%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets[5,6]	2.99%	2.26%	2.60%	6.29%	2.97%	(0.26% )
Portfolio turnover	111%	235%	210%	266%	72%	99%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2025, the years ended 2024, 2023 and 2022 is 0.75%, 0.75%, 0.75% and 0.74% respectively.
[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[6]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2025, the years ended 2024, 2023 and 2022 is 3.39%,
2.64%, 2.73% and 6.35% respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-15

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Inflation Protected Bond Fund-16

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP BlackRock Inflation Protected Bond Fund is $4,091,647 and $4,083,372 respectively.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
LVIP BlackRock Inflation Protected Bond Fund-17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$49,954
Legal	7,613
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,558 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$394,829
Distribution fees payable to LFD	155,515
Printing and mailing fees payable to Lincoln Life	430
Shareholder servicing fees payable to Lincoln Life	27,135
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$69,554,469
Purchases of U.S. government securities	1,458,101,586
Sales other than U.S. government securities	119,504,429
Sales of U.S. government securities	1,419,466,913
LVIP BlackRock Inflation Protected Bond Fund-18

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,395,847,509
Aggregate unrealized appreciation of investments and derivatives	$32,923,719
Aggregate unrealized depreciation of investments and derivatives	(39,044,702)
Net unrealized depreciation of investments and derivatives	$(6,120,983)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund-19

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$12,878,350	$—	$12,878,350
Agency Mortgage-Backed Securities	—	138,193,078	—	138,193,078
Corporate Bonds	—	23,292,874	—	23,292,874
Non-Agency Asset-Backed Securities	—	30,400,397	—	30,400,397
Non-Agency Collateralized Mortgage Obligations	—	20,339,243	—	20,339,243
Non-Agency Commercial Mortgage-Backed Securities	—	13,660,819	—	13,660,819
Sovereign Bonds	—	466,921,174	—	466,921,174
Supranational Banks	—	10,003,762	—	10,003,762
U.S. Treasury Obligations	—	682,355,160	—	682,355,160
Money Market Fund	7,252,504	—	—	7,252,504
Options Purchased	—	444,617	—	444,617
Total Investments	$7,252,504	$1,398,489,474	$—	$1,405,741,978
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,771,815	$—	$1,771,815
Futures Contracts	$1,075,804	$—	$—	$1,075,804
Swap Contracts	$—	$1,106,433	$—	$1,106,433
Liabilities:
Foreign Currency Exchange Contracts	$—	$(15,549,150)	$—	$(15,549,150)
Futures Contracts	$(5,561,745)	$—	$—	$(5,561,745)
Reverse Repurchase Agreements	$—	$(123,901,250)	$—	$(123,901,250)
Swap Contracts	$—	$(604,235)	$—	$(604,235)
Options Written	$(53,888)	$(111,326)	$—	$(165,214)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	2,727,772	11,123,950
Service Class	2,406,000	7,806,972
Shares reinvested:
Standard Class	—	1,745,834
Service Class	—	3,269,781
	5,133,772	23,946,537
Shares redeemed:
Standard Class	(6,066,621)	(9,466,824)
Service Class	(10,140,075)	(13,158,615)
	(16,206,696)	(22,625,439)
Net increase (decrease)	(11,072,924)	1,321,098
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP BlackRock Inflation Protected Bond Fund-20

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities .
Options Contracts–During the six months ended June 30, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received
LVIP BlackRock Inflation Protected Bond Fund-21

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2025, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to take advantage of liquidity available in the options market.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2025, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP BlackRock Inflation Protected Bond Fund-22

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$1,771,815	Liabilities net of receivables and other assets	$(15,549,150)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	1,075,804	Liabilities net of receivables and other assets	(5,561,745)
Options purchased (Currency contracts)	Liabilities net of receivables and other assets	410,629	Liabilities net of receivables and other assets	—
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	33,988	Liabilities net of receivables and other assets	—
Options written (Currency contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(98,319)
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(66,895)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	1,106,433	Liabilities net of receivables and other assets	(604,235)
Total		$4,398,669		$(21,880,344)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(27,519,810)	$(23,236,005)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,280,717	(4,941,351)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(577,567)	—
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(303,639)	220,247
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(893,403)	644,071
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	163,086	—
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	253,977	(54,068)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	248,057	209,533
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(230,782)	1,425,437
Total		$(25,579,364)	$(25,732,136)
LVIP BlackRock Inflation Protected Bond Fund-23

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$440,879,137	$917,417,539
Futures contracts (average notional value)	190,040,599	165,327,018
Options contracts (average value)	525,005	255,483
Interest rate swap contracts (average notional value)*	376,839,502	373,758,461
Inflation rate swap contracts (average notional value)	49,341,858	39,001,559

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2025, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Barclays Bank	$40,000
Citigroup Global Markets	39,121
Goldman Sachs International	30,000
Morgan Stanley & Co. International	230,000
Total	$339,121
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$45,074	$(123,446)	$(78,372)
Barclays Bank PLC	1,435,784	(3,993,625)	(2,557,841)
BNP Paribas SA	—	(10,677,983)	(10,677,983)
Citigroup Global Markets	62,166	(144,002)	(81,836)
Commonwealth Bank of Australia	12,372	(12,501)	(129)
Goldman Sachs International	41,318	(13,007)	28,311
Hong Kong Shanghai Bank	34,991	(54,385)	(19,394)
JPMorgan Chase Bank	33,319	(366,723)	(333,404)
Morgan Stanley Capital	471,497	(205,867)	265,630
Royal Bank of Canada	24,224	(25,146)	(922)
Royal Bank of Scotland	20,888	(24,626)	(3,738)
Standard Chartered Bank	—	(12,906)	(12,906)
Toronto Dominion Bank	613	(6,259)	(5,646)
UBS AG	30,592	—	30,592
Westpac Banking Corp.	3,594	—	3,594
Total	$2,216,432	$(15,660,476)	$(13,444,044)

LVIP BlackRock Inflation Protected Bond Fund-24

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(78,372)	$—	$—	$—	$—	$(78,372)
Barclays Bank PLC	(2,557,841)	—	—	—	—	(2,557,841)
BNP Paribas SA	(10,677,983)	—	—	—	—	(10,677,983)
Citigroup Global Markets	(81,836)	—	—	—	—	(81,836)
Commonwealth Bank of Australia	(129)	—	—	—	—	(129)
Goldman Sachs International	28,311	—	(28,311)	—	—	—
Hong Kong Shanghai Bank	(19,394)	—	—	—	—	(19,394)
JPMorgan Chase Bank	(333,404)	—	—	—	—	(333,404)
Morgan Stanley Capital	265,630	—	(230,000)	—	—	35,630
Royal Bank of Canada	(922)	—	—	—	—	(922)
Royal Bank of Scotland	(3,738)	—	—	—	—	(3,738)
Standard Chartered Bank	(12,906)	—	—	—	—	(12,906)
Toronto Dominion Bank	(5,646)	—	—	—	—	(5,646)
UBS AG	30,592	—	—	—	—	30,592
Westpac Banking Corp.	3,594	—	—	—	—	3,594
Total	$(13,444,044)	$—	$(258,311)	$—	$—	$(13,702,355)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2025, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Barclays	$(8,040,000)	$8,012,500	$—	$(27,500)
Hong Kong Shanghai Bank	(45,468,750)	45,249,186	—	(219,564)
BNP Paribas SA	(33,360,000)	33,055,411	—	(304,589)
Federal Reserve	(37,032,500)	36,927,620	—	(104,880)
Total	$(123,901,250)	$123,244,717	$—	$(656,533)

1Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP BlackRock Inflation Protected Bond Fund-25

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund-26

LVIP BlackRock Real Estate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP BlackRock Real Estate Fund

LVIP BlackRock Real Estate Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.60%
Australia–6.84%
DigiCo Infrastructure REIT	531,900	$1,177,359
Goodman Group	273,275	6,160,880
GPT Group	264,253	843,647
Lendlease Corp. Ltd.	393,067	1,392,916
National Storage REIT	1,640,469	2,485,775
†NEXTDC Ltd.	230,567	2,200,846
Region Group	318,579	461,915
Stockland	673,582	2,380,519
		17,103,857
Belgium–0.62%
VGP NV	15,286	1,546,158
		1,546,158
Canada–1.72%
Boardwalk Real Estate Investment Trust	18,574	954,650
Canadian Apartment Properties REIT	43,063	1,404,390
Choice Properties Real Estate Investment Trust	176,710	1,929,633
		4,288,673
France–1.43%
†Carmila SA	34,345	675,483
†Unibail-Rodamco -Westfield	30,129	2,896,230
		3,571,713
Germany–2.71%
LEG Immobilien SE	29,033	2,584,272
Sirius Real Estate Ltd.	1,143,337	1,530,166
Vonovia SE	74,905	2,655,635
		6,770,073
Hong Kong–3.46%
Link REIT	666,660	3,570,959
Sun Hung Kai Properties Ltd.	300,000	3,456,913
Wharf Real Estate Investment Co. Ltd.	574,046	1,629,483
		8,657,355
Japan–9.51%
Advance Residence Investment Corp.	970	1,007,018
GLP J-Reit	1,325	1,193,295
Invincible Investment Corp.	4,545	1,957,210
Japan Hotel REIT Investment Corp.	2,074	1,096,067
Japan Prime Realty Investment Corp.	956	614,418
KDX Realty Investment Corp.	1,857	2,015,005
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Estate Co. Ltd.	245,600	$4,604,291
Mitsui Fudosan Co. Ltd.	435,800	4,219,015
Mitsui Fudosan Logistics Park, Inc.	3,617	2,625,866
Orix JREIT, Inc.	1,749	2,281,650
Tokyu Fudosan Holdings Corp.	303,600	2,169,592
		23,783,427
Singapore–1.56%
CapitaLand Investment Ltd.	1,051,500	2,192,020
Keppel DC REIT	935,600	1,715,018
		3,907,038
Spain–1.33%
Merlin Properties Socimi SA	252,857	3,333,600
		3,333,600
Sweden–1.98%
Castellum AB	215,200	2,832,062
†Fastighets AB Balder Class B	284,237	2,118,779
		4,950,841
Switzerland–0.52%
Swiss Prime Site AG	8,744	1,312,686
		1,312,686
United Kingdom–4.07%
Derwent London PLC	61,817	1,758,156
Great Portland Estates PLC	267,875	1,318,199
Tritax Big Box REIT PLC	2,025,592	4,124,409
UNITE Group PLC	254,263	2,963,369
		10,164,133
United States–61.85%
Agree Realty Corp.	73,044	5,336,595
Alexandria Real Estate Equities, Inc.	40,638	2,951,538
American Healthcare REIT, Inc.	109,063	4,006,975
American Homes 4 Rent Class A	56,577	2,040,732
Americold Realty Trust, Inc.	184,914	3,075,120
AvalonBay Communities, Inc.	55,039	11,200,436
Brixmor Property Group, Inc.	114,250	2,975,070
†Brookdale Senior Living, Inc.	425,503	2,961,501
BXP, Inc.	55,230	3,726,368
CareTrust REIT, Inc.	110,072	3,368,203
LVIP BlackRock Real Estate Fund-1

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
CubeSmart	137,761	$5,854,842
Digital Realty Trust, Inc.	61,080	10,648,076
DigitalBridge Group, Inc.	51,940	537,579
EastGroup Properties, Inc.	31,380	5,244,226
EPR Properties	32,605	1,899,567
Equinix, Inc.	12,573	10,001,444
Essential Properties Realty Trust, Inc.	99,082	3,161,707
Essex Property Trust, Inc.	22,734	6,442,816
Iron Mountain, Inc.	50,119	5,140,706
Kilroy Realty Corp.	65,726	2,255,059
NNN REIT, Inc.	31,333	1,352,959
Prologis, Inc.	115,944	12,188,033
Public Storage	13,559	3,978,482
Regency Centers Corp.	77,811	5,542,478
Ryman Hospitality Properties, Inc.	39,953	3,942,163
Simon Property Group, Inc.	49,808	8,007,134
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Smartstop Self Storage REIT, Inc.	34,580	$1,252,833
Sun Communities, Inc.	47,116	5,959,703
VICI Properties, Inc.	260,917	8,505,894
Welltower, Inc.	71,840	11,043,963
		154,602,202
Total Common Stock (Cost $203,266,915)		243,991,756

MONEY MARKET FUND–1.47%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	3,667,395	3,667,395
Total Money Market Fund (Cost $3,667,395)		3,667,395

TOTAL INVESTMENTS–99.07% (Cost $206,934,310)	247,659,151
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.93%	2,315,254
NET ASSETS APPLICABLE TO 31,724,937 SHARES OUTSTANDING–100.00%	$249,974,405
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND STANDARD CLASS ($171,435,703 / 21,641,534 Shares)	$7.922
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND SERVICE CLASS ($78,538,702 / 10,083,403 Shares)	$7.789
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$242,924,020
Distributable earnings/(accumulated loss)	7,050,385
TOTAL NET ASSETS	$249,974,405

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $2,602,783 payable for securities purchased, $88,692 payable for fund shares redeemed, $40,000 cash collateral due to brokers for certain open bilateral derivatives, $38,149 other accrued expenses payable, $167,378 due to manager and affiliates, $16,889 payable for audit fee and $17,456 payable for fund accounting fee as of June 30, 2025.

The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	AUD	(2,367,000)	USD	1,516,449	7/15/25	$—	$(41,819)
BOA	AUD	396,000	USD	(256,886)	7/15/25	3,814	—
BOA	GBP	(1,559,000)	USD	2,038,168	7/15/25	—	(101,945)
BOA	GBP	97,000	USD	(130,986)	7/15/25	2,170	—
BOA	HKD	(3,127,000)	USD	402,289	7/15/25	3,259	—
LVIP BlackRock Real Estate Fund-2

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(10,724,000)	USD	76,327	7/15/25	$1,724	$—
BOA	JPY	(492,199,000)	USD	3,383,571	7/15/25	—	(40,479)
BOA	JPY	8,703,000	USD	(60,428)	7/15/25	115	—
BRC	AUD	556,000	USD	(359,993)	7/15/25	6,039	—
BRC	CAD	10,000	USD	(7,215)	7/15/25	134	—
BRC	EUR	262,000	USD	(294,258)	7/15/25	14,691	—
BRC	EUR	(13,000)	USD	14,927	7/15/25	—	(403)
BRC	GBP	217,000	USD	(288,849)	7/15/25	9,037	—
BRC	GBP	(87,000)	USD	116,337	7/15/25	—	(3,092)
BRC	HKD	6,871,000	USD	(883,225)	7/15/25	—	(6,431)
BRC	ILS	3,293,000	USD	(887,474)	7/15/25	90,235	—
BRC	JPY	(99,808,000)	USD	707,648	7/15/25	13,320	—
BRC	JPY	27,213,000	USD	(187,415)	7/15/25	1,896	—
BRC	NOK	1,729,000	USD	(161,196)	7/15/25	10,357	—
BRC	SEK	7,438,000	USD	(761,383)	7/15/25	25,613	—
BRC	SGD	(568,000)	USD	438,813	7/15/25	—	(8,430)
BRC	SGD	388,000	USD	(302,338)	7/15/25	3,173	—
CBK	AUD	565,000	USD	(367,306)	7/15/25	4,651	—
CBK	EUR	1,321,000	USD	(1,486,461)	7/15/25	71,258	—
CBK	GBP	371,000	USD	(491,666)	7/15/25	17,622	—
CBK	JPY	8,467,000	USD	(59,401)	7/15/25	—	(500)
CBK	SEK	(947,000)	USD	98,918	7/15/25	—	(1,281)
CBK	SEK	(2,121,000)	USD	224,976	7/15/25	558	—
DB	AUD	(1,305,000)	USD	848,910	7/15/25	—	(10,211)
DB	AUD	491,000	USD	(320,148)	7/15/25	3,092	—
DB	EUR	(1,586,000)	USD	1,784,830	7/15/25	—	(85,377)
DB	JPY	(54,536,000)	USD	377,030	7/15/25	—	(2,357)
DB	SEK	(634,000)	USD	66,047	7/15/25	—	(1,035)
HSBC	CAD	15,000	USD	(11,058)	7/15/25	—	(34)
HSBC	EUR	389,000	USD	(447,921)	7/15/25	10,786	—
HSBC	EUR	(218,000)	USD	252,990	7/15/25	—	(4,075)
HSBC	GBP	7,000	USD	(9,495)	7/15/25	114	—
HSBC	GBP	(59,000)	USD	79,299	7/15/25	—	(1,693)
HSBC	HKD	(24,995,000)	USD	3,223,723	7/15/25	34,160	—
HSBC	HKD	374,000	USD	(48,269)	7/15/25	—	(543)
HSBC	HKD	1,758,000	USD	(224,330)	7/15/25	6	—
HSBC	JPY	216,654,000	USD	(1,498,481)	7/15/25	8,702	—
HSBC	JPY	7,532,000	USD	(52,947)	7/15/25	—	(549)
HSBC	SEK	923,000	USD	(96,563)	7/15/25	1,097	—
HSBC	SEK	(4,181,000)	USD	434,687	7/15/25	—	(7,694)
JPM	AUD	2,558,000	USD	(1,641,695)	7/15/25	42,315	—
JPM	CAD	2,979,000	USD	(2,150,314)	7/15/25	39,116	—
JPM	CHF	2,166,000	USD	(2,657,934)	7/15/25	77,412	—
JPM	GBP	209,000	USD	(279,272)	7/15/25	7,631	—
JPM	JPY	26,986,743	USD	(189,838)	7/15/25	—	(2,101)
JPM	JPY	(26,015,000)	USD	186,408	7/15/25	5,431	—
JPM	JPY	(154,273,000)	USD	1,071,237	7/15/25	—	(1,984)
JPM	KRW	393,571,000	USD	(278,187)	7/15/25	12,962	—
JPM	SEK	(4,163,000)	USD	433,154	7/15/25	—	(7,321)
JPM	SEK	2,172,000	USD	(223,750)	7/15/25	6,064	—
JPM	SGD	(1,137,000)	USD	878,558	7/15/25	—	(16,716)
SCB	AUD	170,000	USD	(107,161)	7/15/25	4,755	—
SCB	CAD	(1,498,000)	USD	1,089,966	7/15/25	—	(10,996)
SCB	CHF	(377,000)	USD	453,588	7/15/25	—	(22,508)
SCB	EUR	(67,000)	USD	77,576	7/15/25	—	(1,430)
SCB	EUR	347,000	USD	(390,666)	7/15/25	18,515	—
SCB	GBP	(979,000)	USD	1,313,201	7/15/25	—	(30,719)
SCB	HKD	744,000	USD	(96,023)	7/15/25	—	(1,082)
SCB	JPY	(36,240,000)	USD	246,446	7/15/25	—	(5,663)
SCB	JPY	15,857,000	USD	(111,186)	7/15/25	—	(875)
SCB	JPY	(33,673,000)	USD	235,085	7/15/25	835	—
LVIP BlackRock Real Estate Fund-3

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SCB	NZD	(418,000)	USD	249,996	7/15/25	$—	$(4,924)
SSB	AUD	(3,125,000)	USD	1,959,327	7/15/25	—	(97,957)
SSB	AUD	606,000	USD	(389,556)	7/15/25	9,394	—
SSB	CAD	(103,000)	USD	74,438	7/15/25	—	(1,262)
SSB	CAD	17,000	USD	(12,219)	7/15/25	275	—
SSB	EUR	(375,000)	USD	426,644	7/15/25	—	(15,555)
SSB	GBP	719,000	USD	(955,686)	7/15/25	31,320	—
SSB	HKD	2,400,000	USD	(307,655)	7/15/25	—	(1,396)
SSB	JPY	279,866,000	USD	(1,969,120)	7/15/25	—	(22,193)
SSB	JPY	68,965,000	USD	(477,699)	7/15/25	2,066	—
SSB	NZD	1,309,000	USD	(759,165)	7/15/25	39,138	—
SSB	SEK	1,452,000	USD	(151,810)	7/15/25	1,823	—
SSB	SGD	(459,000)	USD	351,593	7/15/25	—	(9,823)
SSB	SGD	1,046,000	USD	(811,255)	7/15/25	12,365	—
UBS	AUD	(137,000)	USD	88,367	7/15/25	—	(1,824)
UBS	CHF	87,000	USD	(104,770)	7/15/25	5,099	—
UBS	EUR	(637,000)	USD	729,330	7/15/25	—	(21,819)
UBS	EUR	4,000	USD	(4,645)	7/15/25	72	—
UBS	GBP	(174,000)	USD	234,410	7/15/25	—	(4,448)
UBS	GBP	(64,000)	USD	87,907	7/15/25	51	—
UBS	HKD	(6,238,000)	USD	804,333	7/15/25	8,313	—
UBS	HKD	5,590,000	USD	(720,632)	7/15/25	—	(7,303)
UBS	JPY	(97,785,000)	USD	687,088	7/15/25	6,833	—
UBS	JPY	9,850,000	USD	(69,582)	7/15/25	—	(1,059)
UBS	JPY	(63,826,000)	USD	442,960	7/15/25	—	(1,055)
UBS	JPY	199,322,000	USD	(1,377,531)	7/15/25	9,080	—
UBS	SGD	4,911,000	USD	(3,736,010)	7/15/25	130,911	—
Total Foreign Currency Exchange Contracts						$809,399	$(609,961)
Swap Contract1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[2]	Termination Date[3]	Notional Amount[4]		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Italy
GS - Infrastrutture Wireless Italiane SpA - Monthly	133,739	0.38%	7/14/2025	EUR	1,591,133	$44,111	$44,111	$—
Total CFD Swap Contract							$44,111	$—

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[3] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BOA–Bank of America
BRC–Barclays Bank
CAD–Canadian Dollar
CBK–Citigroup Global Markets
LVIP BlackRock Real Estate Fund-4

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
CHF–Swiss Franc
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-5

LVIP BlackRock Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$5,355,215
Interest	40,102
Foreign taxes withheld	(143,091)
5,252,226
EXPENSES:
Management fees	935,751
Distribution fees-Service Class	96,102
Professional fees	52,103
Accounting and administration expenses	37,987
Shareholder servicing fees	37,389
Custodian fees	30,385
Consulting fees	7,630
Reports and statements to shareholders	6,458
Trustees’ fees and expenses	3,913
Pricing fees	3,080
Other	18,074
1,228,872
Less:
Management fees waived	(25,243)
Total operating expenses	1,203,629
NET INVESTMENT INCOME	4,048,597
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,689,320
Foreign currencies	118,410
Foreign currency exchange contracts	(278,319)
Swap contracts	179,269
Net realized gain	7,708,680
Net change in unrealized appreciation (depreciation) of:
Investments	3,284,067
Foreign currencies	54,742
Foreign currency exchange contracts	698,887
Swap contracts	44,111
Net change in unrealized appreciation (depreciation)	4,081,807
NET REALIZED AND UNREALIZED GAIN	11,790,487
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,839,084
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Real Estate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,048,597	$6,691,122
Net realized gain	7,708,680	20,254,022
Net change in unrealized appreciation (depreciation)	4,081,807	(23,363,256)
Net increase in net assets resulting from operations	15,839,084	3,581,888
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,923,607)
Service Class	—	(1,857,148)
Return of capital:
Standard Class	—	(340,851)
Service Class	—	(130,391)
	—	(7,251,997)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,582,282	26,456,707
Service Class	5,176,723	11,408,582
Reinvestment of dividends and distributions:
Standard Class	—	5,264,458
Service Class	—	1,987,539
	15,759,005	45,117,286
Cost of shares redeemed:
Standard Class	(37,964,349)	(79,473,780)
Service Class	(8,251,916)	(19,203,781)
	(46,216,265)	(98,677,561)
Decrease in net assets derived from capital share transactions	(30,457,260)	(53,560,275)
NET DECREASE IN NET ASSETS	(14,618,176)	(57,230,384)
NET ASSETS:
Beginning of period	264,592,581	321,822,965
End of period	$249,974,405	$264,592,581
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-6

LVIP BlackRock Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.430	$7.511	$6.835	$10.027	$8.712	$9.769
Income (loss) from investment operations:
Net investment income[2]	0.121	0.181	0.176	0.185	0.246	0.176
Net realized and unrealized gain (loss)	0.371	(0.049)	0.710	(3.052)	2.146	(0.458)
Total from investment operations	0.492	0.132	0.886	(2.867)	2.392	(0.282)
Less dividends and distributions from:
Net investment income	—	(0.201)	(0.210)	(0.099)	(0.687)	(0.464)
Net realized gain	—	—	—	(0.200)	(0.390)	(0.311)
Return of capital	—	(0.012)	—	(0.026)	—	—
Total dividends and distributions	—	(0.213)	(0.210)	(0.325)	(1.077)	(0.775)
Net asset value, end of period	$7.922	$7.430	$7.511	$6.835	$10.027	$8.712
Total return[3]	6.61%	1.61%	13.06%	(28.64% )	28.02%	(2.21% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,436	$187,887	$238,518	$251,437	$372,538	$332,627
Ratio of expenses to average net assets	0.86%	0.83%	0.82%	0.81%	0.79%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.85%	0.84%	0.83%	0.81%	0.83%
Ratio of net investment income to average net assets	3.21%	2.40%	2.53%	2.27%	2.47%	2.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.19%	2.38%	2.51%	2.25%	2.45%	2.07%
Portfolio turnover	54%	60%	69%	79%	77%	120%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-7

LVIP BlackRock Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.315	$7.398	$6.735	$9.885	$8.602	$9.658
Income (loss) from investment operations:
Net investment income[2]	0.110	0.160	0.156	0.162	0.218	0.153
Net realized and unrealized gain (loss)	0.364	(0.050)	0.699	(3.007)	2.117	(0.454)
Total from investment operations	0.474	0.110	0.855	(2.845)	2.335	(0.301)
Less dividends and distributions from:
Net investment income	—	(0.181)	(0.192)	(0.079)	(0.662)	(0.444)
Net realized gain	—	—	—	(0.200)	(0.390)	(0.311)
Return of capital	—	(0.012)	—	(0.026)	—	—
Total dividends and distributions	—	(0.193)	(0.192)	(0.305)	(1.052)	(0.755)
Net asset value, end of period	$7.789	$7.315	$7.398	$6.735	$9.885	$8.602
Total return[3]	6.47%	1.36%	12.79%	(28.82% )	27.69%	(2.45% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,539	$76,706	$83,305	$81,350	$115,839	$101,452
Ratio of expenses to average net assets	1.11%	1.08%	1.07%	1.06%	1.04%	1.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.10%	1.09%	1.08%	1.06%	1.08%
Ratio of net investment income to average net assets	2.96%	2.15%	2.28%	2.02%	2.22%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.94%	2.13%	2.26%	2.00%	2.20%	1.82%
Portfolio turnover	54%	60%	69%	79%	77%	120%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-8

LVIP BlackRock Real Estate Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP BlackRock Real Estate Fund-9

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP BlackRock Real Estate Fund is $1,736,745 and $1,713,420 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.73% of the first $250 million of the Fund’s average daily net assets; and 0.63% of the Fund’s average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays  a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$11,105
Legal	1,692
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LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,863 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$144,951
Distribution fees payable to LFD	16,181
Printing and mailing fees payable to Lincoln Life	325
Shareholder servicing fees payable to Lincoln Life	5,921
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$138,249,921
Sales	164,868,351
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$206,934,310
Aggregate unrealized appreciation of investments and derivatives	$44,453,287
Aggregate unrealized depreciation of investments and derivatives	(3,484,897)
Net unrealized appreciation of investments and derivatives	$40,968,390
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Real Estate Fund-11

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$17,103,857	$—	$17,103,857
Belgium	—	1,546,158	—	1,546,158
Canada	4,288,673	—	—	4,288,673
France	—	3,571,713	—	3,571,713
Germany	1,530,166	5,239,907	—	6,770,073
Hong Kong	—	8,657,355	—	8,657,355
Japan	—	23,783,427	—	23,783,427
Singapore	—	3,907,038	—	3,907,038
Spain	—	3,333,600	—	3,333,600
Sweden	—	4,950,841	—	4,950,841
Switzerland	—	1,312,686	—	1,312,686
United Kingdom	3,076,355	7,087,778	—	10,164,133
United States	154,602,202	—	—	154,602,202
Money Market Fund	3,667,395	—	—	3,667,395
Total Investments	$167,164,791	$80,494,360	$—	$247,659,151
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$809,399	$—	$809,399
Swap Contract	$—	$44,111	$—	$44,111
Liabilities:
Foreign Currency Exchange Contracts	$—	$(609,961)	$—	$(609,961)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Real Estate Fund-12

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,392,505	3,523,751
Service Class	701,029	1,537,468
Shares reinvested:
Standard Class	—	668,975
Service Class	—	256,088
	2,093,534	5,986,282
Shares redeemed:
Standard Class	(5,037,859)	(10,661,125)
Service Class	(1,103,815)	(2,568,458)
	(6,141,674)	(13,229,583)
Net decrease	(4,048,140)	(7,243,301)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the
LVIP BlackRock Real Estate Fund-13

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2025, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$809,399	Receivables and other assets net of liabilities	$(609,961)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	44,111	Receivables and other assets net of liabilities	—
Total		$853,510		$(609,961)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(278,319)	$698,887
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	179,269	44,111
Total		$(99,050)	$742,998
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$22,050,834	$19,499,417
Contracts for difference swap contract (average notional volume)	19,106	—
At June 30, 2025, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Goldman Sachs International	$40,000
Total	$40,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs
LVIP BlackRock Real Estate Fund-14

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$11,082	$(184,243)	$(173,161)
Barclays Bank PLC	174,495	(18,356)	156,139
Citigroup Global Markets	94,089	(1,781)	92,308
Deutsche Bank	3,092	(98,980)	(95,888)
Goldman Sachs International	44,111	—	44,111
Hong Kong Shanghai Bank	54,865	(14,588)	40,277
JPMorgan Chase Bank	190,931	(28,122)	162,809
Standard Chartered Bank	24,105	(78,197)	(54,092)
State Street Bank & Trust Company	96,381	(148,186)	(51,805)
UBS AG	160,359	(37,508)	122,851
Total	$853,510	$(609,961)	$243,549

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(173,161)	$—	$—	$—	$—	$(173,161)
Barclays Bank PLC	156,139	—	—	—	—	156,139
Citigroup Global Markets	92,308	—	—	—	—	92,308
Deutsche Bank	(95,888)	—	—	—	—	(95,888)
Goldman Sachs International	44,111	—	(40,000)	—	—	4,111
Hong Kong Shanghai Bank	40,277	—	—	—	—	40,277
JPMorgan Chase Bank	162,809	—	—	—	—	162,809
Standard Chartered Bank	(54,092)	—	—	—	—	(54,092)
State Street Bank & Trust Company	(51,805)	—	—	—	—	(51,805)
UBS AG	122,851	—	—	—	—	122,851
Total	$243,549	$—	$(40,000)	$—	$—	$203,549

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate
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LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Real Estate Fund-16

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.79%
Equity Funds–66.68%
iShares Core S&P 500 ETF	267,543	$166,117,449
iShares Core S&P Mid-Cap ETF	637,081	39,511,764
iShares Edge MSCI Min Vol USA ETF	1,502,875	141,074,876
iShares Russell 2000 ETF	238,602	51,487,925
		398,192,014
Fixed Income Funds–28.24%
iShares Broad USD Investment Grade Corporate Bond ETF	549,740	28,278,626
iShares Core U.S. Aggregate Bond ETF	845,313	83,855,050
iShares Core U.S. Treasury Bond ETF	1,230,074	28,267,100
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	301,173	$28,277,133
		168,677,909
Money Market Fund–4.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	29,099,537	29,099,537
		29,099,537
Total Investment Companies (Cost $390,420,977)		595,969,460

TOTAL INVESTMENTS–99.79% (Cost $390,420,977)	595,969,460
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,232,785
NET ASSETS APPLICABLE TO 41,928,470 SHARES OUTSTANDING–100.00%	$597,202,245
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($28,013,324 / 1,959,808 Shares)	$14.294
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($569,188,921 / 39,968,662 Shares)	$14.241
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$471,558,761
Distributable earnings/(accumulated loss)	125,643,484
TOTAL NET ASSETS	$597,202,245

★Includes $1,129,503 cash collateral held at broker for futures contracts, $52,640 variation margin due from broker on futures contracts,
$6,948,648 payable for securities purchased, $140,504 payable for fund shares redeemed, $11,896 other accrued expenses payable, $293,902 due to manager and affiliates, $14,033 payable for audit fee and $14,587 payable for fund accounting fee as of June 30, 2025.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
19	CME E-mini Russell 2000 Index Futures	$2,082,115	$2,012,547	9/19/25	$69,568	$—
35	CME E-mini S&P 500 Index Futures	10,944,063	10,557,342	9/19/25	386,721	—
10	CME E-mini S&P MidCap 400 Index Futures	3,125,500	3,031,097	9/19/25	94,403	—
Total Futures Contracts					$550,692	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$5,844,337
EXPENSES:
Distribution fees-Service Class	981,439
Management fees	734,515
Shareholder servicing fees	85,204
Accounting and administration expenses	49,911
Professional fees	24,286
Custodian fees	14,469
Trustees’ fees and expenses	8,901
Reports and statements to shareholders	6,297
Consulting fees	3,907
Pricing fees	115
Other	7,904
1,916,948
Less:
Management fees waived	(14,690)
Total operating expenses	1,902,258
NET INVESTMENT INCOME	3,942,079
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	12,300,867
Futures contracts	(9,287,010)
Net realized gain	3,013,857
Net change in unrealized appreciation (depreciation) of:
Investments	5,971,359
Futures contracts	1,302,037
Net change in unrealized appreciation (depreciation)	7,273,396
NET REALIZED AND UNREALIZED GAIN	10,287,253
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,229,332
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,942,079	$9,785,041
Net realized gain	3,013,857	29,629,859
Net change in unrealized appreciation (depreciation)	7,273,396	35,630,226
Net increase in net assets resulting from operations	14,229,332	75,045,126
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(609,306)
Service Class	—	(10,791,068)
	—	(11,400,374)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,639,973	3,760,904
Service Class	16,272,603	32,282,018
Reinvestment of dividends and distributions:
Standard Class	—	609,306
Service Class	—	10,791,068
	17,912,576	47,443,296
Cost of shares redeemed:
Standard Class	(1,827,307)	(2,887,437)
Service Class	(43,997,719)	(100,945,469)
	(45,825,026)	(103,832,906)
Decrease in net assets derived from capital share transactions	(27,912,450)	(56,389,610)
NET INCREASE (DECREASE) IN NET ASSETS	(13,683,118)	7,255,142
NET ASSETS:
Beginning of period	610,885,363	603,630,221
End of period	$597,202,245	$610,885,363
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.930	$12.557	$11.387	$14.317	$13.260	$13.008
Income (loss) from investment operations:
Net investment income[2]	0.115	0.262	0.229	0.179	0.144	0.196
Net realized and unrealized gain (loss)	0.249	1.422	1.179	(2.546)	1.773	0.237
Total from investment operations	0.364	1.684	1.408	(2.367)	1.917	0.433
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.238)	(0.175)	(0.176)	(0.181)
Net realized gain	—	(0.038)	—	(0.388)	(0.684)	—
Total dividends and distributions	—	(0.311)	(0.238)	(0.563)	(0.860)	(0.181)
Net asset value, end of period	$14.294	$13.930	$12.557	$11.387	$14.317	$13.260
Total return[3]	2.61%	13.42%	12.35%	(16.51% )	14.66%	3.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,013	$27,473	$23,354	$20,600	$22,196	$16,664
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.32%	0.32%	0.31%	0.31%
Ratio of net investment income to average net assets	1.68% [5]	1.93%	1.94%	1.44%	1.03%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.67% [5]	1.92%	1.93%	1.43%	1.02%	1.55%
Portfolio turnover	4%	6%	5%	7%	6%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.903	$12.532	$11.367	$14.291	$13.241	$12.993
Income (loss) from investment operations:
Net investment income[2]	0.091	0.213	0.187	0.135	0.094	0.151
Net realized and unrealized gain (loss)	0.247	1.419	1.173	(2.539)	1.768	0.235
Total from investment operations	0.338	1.632	1.360	(2.404)	1.862	0.386
Less dividends and distributions from:
Net investment income	—	(0.223)	(0.195)	(0.132)	(0.128)	(0.138)
Net realized gain	—	(0.038)	—	(0.388)	(0.684)	—
Total dividends and distributions	—	(0.261)	(0.195)	(0.520)	(0.812)	(0.138)
Net asset value, end of period	$14.241	$13.903	$12.532	$11.367	$14.291	$13.241
Total return[3]	2.43%	13.03%	11.96%	(16.81% )	14.26%	2.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$569,189	$583,412	$580,276	$550,993	$687,727	$631,897
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.67%	0.67%	0.67%	0.67%	0.66%	0.66%
Ratio of net investment income to average net assets	1.33% [5]	1.58%	1.59%	1.09%	0.68%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.32% [5]	1.57%	1.58%	1.08%	0.67%	1.20%
Portfolio turnover	4%	6%	5%	7%	6%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively,  the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$25,202
Legal	3,841
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,250 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$118,463
Distribution fees payable to LFD	161,377
Printing and mailing fees payable to Lincoln Life	40
Shareholder servicing fees payable to Lincoln Life	14,022
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$23,064,894
Sales	65,227,367
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$390,420,977
Aggregate unrealized appreciation of investments and derivatives	$216,204,857
Aggregate unrealized depreciation of investments and derivatives	(10,105,682)
Net unrealized appreciation of investments and derivatives	$206,099,175
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$595,969,460	$—	$—	$595,969,460
Derivatives:
Assets:
Futures Contracts	$550,692	$—	$—	$550,692
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	117,211	277,890
Service Class	1,178,294	2,339,108
Shares reinvested:
Standard Class	—	43,915
Service Class	—	779,219
	1,295,505	3,440,132
Shares redeemed:
Standard Class	(129,568)	(209,501)
Service Class	(3,173,849)	(7,457,085)
	(3,303,417)	(7,666,586)
Net decrease	(2,007,912)	(4,226,454)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$550,692	Receivables and other assets net of liabilities	$—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(9,287,010)	$1,302,037
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,318,969	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.02%
Aerospace & Defense–0.86%
†Axon Enterprise, Inc.	7,812	$6,467,867
HEICO Corp.	3,310	1,085,680
Howmet Aerospace, Inc.	38,540	7,173,450
		14,726,997
Automobiles–2.00%
Ferrari NV	12,152	5,963,473
†Tesla, Inc.	89,817	28,531,268
		34,494,741
Banks–0.03%
Synovus Financial Corp.	9,650	499,387
		499,387
Beverages–1.13%
†Celsius Holdings, Inc.	92,951	4,311,997
†Monster Beverage Corp.	242,972	15,219,766
		19,531,763
Biotechnology–1.97%
AbbVie, Inc.	40,478	7,513,526
†Exact Sciences Corp.	49,178	2,613,319
†Genmab AS ADR	107,119	2,213,079
†Natera, Inc.	44,086	7,447,889
†Ultragenyx Pharmaceutical, Inc.	11,026	400,905
†Vertex Pharmaceuticals, Inc.	30,737	13,684,112
		33,872,830
Broadline Retail–6.60%
†Amazon.com, Inc.	499,086	109,494,477
†Coupang, Inc.	139,533	4,180,409
		113,674,886
Building Products–0.15%
†Trex Co., Inc.	47,275	2,570,814
		2,570,814
Capital Markets–1.61%
Ameriprise Financial, Inc.	12,627	6,739,409
Cboe Global Markets, Inc.	48,067	11,209,705
†Coinbase Global, Inc. Class A	1,709	598,987
Morningstar, Inc.	20,226	6,349,548
MSCI, Inc.	4,932	2,844,482
		27,742,131
Chemicals–0.88%
Linde PLC	13,629	6,394,454
Sherwin-Williams Co.	25,513	8,760,144
		15,154,598
Commercial Services & Supplies–0.63%
Cintas Corp.	12,150	2,707,871
†Copart, Inc.	167,230	8,205,976
		10,913,847
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.20%
†Arista Networks, Inc.	160,538	$16,424,643
Motorola Solutions, Inc.	10,075	4,236,134
		20,660,777
Construction & Engineering–0.40%
Comfort Systems USA, Inc.	9,237	4,952,972
EMCOR Group, Inc.	3,516	1,880,673
		6,833,645
Consumer Staples Distribution & Retail–2.29%
Costco Wholesale Corp.	35,761	35,401,244
†Sprouts Farmers Market, Inc.	14,824	2,440,624
Sysco Corp.	20,904	1,583,269
		39,425,137
Diversified Consumer Services–0.22%
†Bright Horizons Family Solutions, Inc.	22,581	2,790,786
†Duolingo, Inc.	2,250	922,545
		3,713,331
Electronic Equipment, Instruments & Components–0.30%
Amphenol Corp. Class A	38,979	3,849,176
†Teledyne Technologies, Inc.	2,572	1,317,662
		5,166,838
Entertainment–4.13%
†Netflix, Inc.	49,965	66,909,630
†ROBLOX Corp. Class A	27,454	2,888,161
†Roku, Inc.	15,159	1,332,325
		71,130,116
Financial Services–4.48%
†Affirm Holdings, Inc.	30,072	2,079,178
Equitable Holdings, Inc.	64,643	3,626,472
Mastercard, Inc. Class A	12,473	7,009,078
†Toast, Inc. Class A	101,574	4,498,712
Visa, Inc. Class A	168,632	59,872,792
		77,086,232
Ground Transportation–0.92%
†Lyft, Inc. Class A	65,534	1,032,816
Old Dominion Freight Line, Inc.	10,159	1,648,806
†Saia, Inc.	11,168	3,059,920
†Uber Technologies, Inc.	107,651	10,043,838
		15,785,380
Health Care Equipment & Supplies–2.15%
†Insulet Corp.	13,758	4,322,489
†Intuitive Surgical, Inc.	37,585	20,424,065
†Penumbra, Inc.	12,899	3,310,270
Stryker Corp.	22,667	8,967,745
		37,024,569
LVIP Blended Large Cap Growth Managed Volatility Fund-1

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–0.76%
McKesson Corp.	9,557	$7,003,179
UnitedHealth Group, Inc.	19,520	6,089,654
		13,092,833
Health Care REITs–0.07%
Welltower, Inc.	7,934	1,219,694
		1,219,694
Health Care Technology–1.05%
†Veeva Systems, Inc. Class A	62,779	18,079,096
		18,079,096
Hotels, Restaurants & Leisure–2.31%
†Airbnb, Inc. Class A	36,278	4,801,031
Booking Holdings, Inc.	381	2,205,700
†Chipotle Mexican Grill, Inc.	227,060	12,749,419
Darden Restaurants, Inc.	10,577	2,305,469
†DoorDash, Inc. Class A	29,648	7,308,529
Expedia Group, Inc.	28,978	4,888,009
Royal Caribbean Cruises Ltd.	4,817	1,508,395
Texas Roadhouse, Inc.	21,510	4,031,189
		39,797,741
Household Durables–0.08%
Somnigroup International, Inc.	20,287	1,380,530
		1,380,530
Household Products–0.42%
Procter & Gamble Co.	45,318	7,220,064
		7,220,064
Insurance–0.48%
Progressive Corp.	31,282	8,347,914
		8,347,914
Interactive Media & Services–10.11%
Alphabet, Inc. Class A	450,104	79,840,919
Meta Platforms, Inc. Class A	118,925	87,777,353
†Reddit, Inc. Class A	43,114	6,491,675
		174,109,947
IT Services–1.17%
†Cloudflare, Inc. Class A	6,976	1,366,110
†Gartner, Inc.	15,673	6,335,340
†GoDaddy, Inc. Class A	4,754	856,005
†MongoDB, Inc.	25,863	5,430,972
†Shopify, Inc. Class A	33,920	3,912,672
†Twilio, Inc. Class A	17,439	2,168,714
		20,069,813
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.81%
†Mettler-Toledo International, Inc.	4,492	$5,276,842
†Waters Corp.	24,772	8,646,419
		13,923,261
Machinery–0.49%
Otis Worldwide Corp.	85,729	8,488,886
		8,488,886
Media–0.02%
†Trade Desk, Inc. Class A	5,513	396,881
		396,881
Metals & Mining–0.39%
Southern Copper Corp.	67,177	6,796,297
		6,796,297
Passenger Airlines–0.02%
†Alaska Air Group, Inc.	6,672	330,131
		330,131
Pharmaceuticals–2.19%
Eli Lilly & Co.	38,163	29,749,204
Zoetis, Inc.	50,954	7,946,276
		37,695,480
Professional Services–1.03%
Broadridge Financial Solutions, Inc.	28,342	6,887,956
†ExlService Holdings, Inc.	9,982	437,112
Verisk Analytics, Inc.	33,550	10,450,825
		17,775,893
Semiconductors & Semiconductor Equipment–18.92%
Applied Materials, Inc.	72,934	13,352,027
ASML Holding NV	2,982	2,389,745
†Astera Labs, Inc.	46,883	4,239,161
Broadcom, Inc.	268,141	73,913,067
†Enphase Energy, Inc.	3,247	128,744
†MACOM Technology Solutions Holdings, Inc.	4,755	681,344
NVIDIA Corp.	1,249,015	197,331,880
QUALCOMM, Inc.	44,666	7,113,507
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,445	11,878,268
Texas Instruments, Inc.	71,573	14,859,986
		325,887,729
Software–15.27%
†AppLovin Corp. Class A	18,216	6,377,057
†Cadence Design Systems, Inc.	20,527	6,325,395
†Datadog, Inc. Class A	47,142	6,332,585
†Docusign, Inc.	22,290	1,736,168
LVIP Blended Large Cap Growth Managed Volatility Fund-2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fair Isaac Corp.	1,219	$2,228,283
Intuit, Inc.	9,341	7,357,252
†Manhattan Associates, Inc.	23,670	4,674,115
Microsoft Corp.	345,682	171,945,684
†Nutanix, Inc. Class A	10,232	782,134
Oracle Corp.	34,484	7,539,237
†Palantir Technologies, Inc. Class A	45,106	6,148,850
†Palo Alto Networks, Inc.	48,235	9,870,810
†RingCentral, Inc. Class A	139,555	3,956,384
†Samsara, Inc. Class A	43,246	1,720,326
†ServiceNow, Inc.	13,330	13,704,306
†Synopsys, Inc.	8,368	4,290,106
†Teradata Corp.	36,518	814,717
†Workday, Inc. Class A	29,504	7,080,960
		262,884,369
Specialized REITs–0.19%
Iron Mountain, Inc.	24,320	2,494,502
Lamar Advertising Co. Class A	4,007	486,290
Public Storage	1,043	306,037
		3,286,829
Specialty Retail–1.15%
†Carvana Co.	5,100	1,718,496
Home Depot, Inc.	35,688	13,084,648
Tractor Supply Co.	93,732	4,946,238
		19,749,382
Technology Hardware, Storage & Peripherals–4.83%
Apple, Inc.	405,628	83,222,697
		83,222,697
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.91%
†Birkenstock Holding PLC	31,003	$1,524,728
†Lululemon Athletica, Inc.	33,756	8,019,750
†On Holding AG Class A	118,996	6,193,742
		15,738,220
Trading Companies & Distributors–0.40%
FTAI Aviation Ltd.	25,599	2,944,909
United Rentals, Inc.	5,181	3,903,365
		6,848,274
Total Common Stock (Cost $809,444,888)		1,636,349,980
RIGHTS–0.00%
=†ABIOMED, Inc.	11,753	11,988
Total Rights (Cost $11,988)		11,988

MONEY MARKET FUND–4.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	73,136,963	73,136,963
Total Money Market Fund (Cost $73,136,963)		73,136,963

TOTAL INVESTMENTS–99.27% (Cost $882,593,839)	1,709,498,931
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.73%	12,633,098
NET ASSETS APPLICABLE TO 32,754,200 SHARES OUTSTANDING–100.00%	$1,722,132,029
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($288,979,959 / 5,308,321 Shares)	$54.439
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,433,152,070 / 27,445,879 Shares)	$52.217
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$846,054,722
Distributable earnings/(accumulated loss)	876,077,307
TOTAL NET ASSETS	$1,722,132,029

LVIP Blended Large Cap Growth Managed Volatility Fund-3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $4,010,005 cash collateral held at broker for futures contracts, $11,219,408 variation margin due from broker on futures contracts,
$2,145,872 payable for fund shares redeemed, $22,087 other accrued expenses payable, $1,157,384 due to manager and affiliates, $16,187 payable for audit fee and $48,146 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
16	CME E-mini S&P 500 Index Futures	$5,003,000	$4,913,849	9/19/25	$89,151	$—
(160)	CME E-mini S&P 500 Index Futures	(50,030,000)	(48,729,498)	9/19/25	—	(1,300,502)
(6)	CME E-mini S&P MidCap 400 Index Futures	(1,875,300)	(1,845,852)	9/19/25	—	(29,448)
Total Futures Contracts					$89,151	$(1,329,950)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$6,510,449
Foreign taxes withheld	(22,289)
6,488,160
EXPENSES:
Management fees	5,937,212
Distribution fees-Service Class	1,717,118
Shareholder servicing fees	240,834
Accounting and administration expenses	157,608
Professional fees	39,108
Trustees’ fees and expenses	25,753
Reports and statements to shareholders	20,729
Custodian fees	16,910
Consulting fees	8,497
Pricing fees	736
Other	21,523
8,186,028
Less:
Management fees waived	(950,701)
Total operating expenses	7,235,327
NET INVESTMENT LOSS	(747,167)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	72,790,315
Futures contracts	(125,976,531)
Net realized loss	(53,186,216)
Net change in unrealized appreciation (depreciation) of:
Investments	4,196,202
Futures contracts	1,981,765
Net change in unrealized appreciation (depreciation)	6,177,967
NET REALIZED AND UNREALIZED LOSS	(47,008,249)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,755,416)
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(747,167)	$(1,284,423)
Net realized gain (loss)	(53,186,216)	220,903,901
Net change in unrealized appreciation (depreciation)	6,177,967	239,625,977
Net increase (decrease) in net assets resulting from operations	(47,755,416)	459,245,455
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(15,991,586)
Service Class	—	(78,457,513)
	—	(94,449,099)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,413,865	5,798,709
Service Class	85,588,001	67,488,184
Reinvestment of dividends and distributions:
Standard Class	—	15,991,586
Service Class	—	78,457,513
	90,001,866	167,735,992
Cost of shares redeemed:
Standard Class	(21,818,761)	(40,017,337)
Service Class	(94,998,565)	(322,737,568)
	(116,817,326)	(362,754,905)
Decrease in net assets derived from capital share transactions	(26,815,460)	(195,018,913)
NET INCREASE (DECREASE) IN NET ASSETS	(74,570,876)	169,777,443
NET ASSETS:
Beginning of period	1,796,702,905	1,626,925,462
End of period	$1,722,132,029	$1,796,702,905
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-5

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[3]
Net asset value, beginning of period	$56.055	$45.257	$33.861	$54.396	$45.414	$37.333
Income (loss) from investment operations:
Net investment income (loss)[4]	0.031	0.071	0.164	0.065	(0.026)	0.142
Net realized and unrealized gain (loss)	(1.647)	13.702	11.399	(14.498)	14.057	8.747
Total from investment operations	(1.616)	13.773	11.563	(14.433)	14.031	8.889
Less dividends and distributions from:
Net investment income	—	(0.004)	(0.167)	—	—	(0.151)
Net realized gain	—	(2.971)	—	(6.102)	(5.049)	(0.657)
Total dividends and distributions	—	(2.975)	(0.167)	(6.102)	(5.049)	(0.808)
Net asset value, end of period	$54.439	$56.055	$45.257	$33.861	$54.396	$45.414
Total return[5]	(2.88% )	30.41%	34.15%	(26.73% )	30.86%	23.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$288,980	$315,950	$271,190	$221,031	$328,574	$277,685
Ratio of expenses to average net assets	0.66%	0.66%	0.67%	0.68%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.77%	0.78%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets	0.12%	0.14%	0.42%	0.15%	(0.05% )	0.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.01%	0.03%	0.31%	0.04%	(0.15% )	0.27%
Portfolio turnover	58%	122%	118%	122%	156%	147%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-6

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[2]	12/31/20[3]
Net asset value, beginning of period	$53.835	$43.663	$32.678	$52.909	$44.388	$36.520
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.034)	(0.059)	0.063	(0.038)	(0.153)	0.042
Net realized and unrealized gain (loss)	(1.584)	13.206	10.987	(14.091)	13.723	8.540
Total from investment operations	(1.618)	13.147	11.050	(14.129)	13.570	8.582
Less dividends and distributions from:
Net investment income	—	(0.004)	(0.065)	—	—	(0.057)
Net realized gain	—	(2.971)	—	(6.102)	(5.049)	(0.657)
Total dividends and distributions	—	(2.975)	(0.065)	(6.102)	(5.049)	(0.714)
Net asset value, end of period	$52.217	$53.835	$43.663	$32.678	$52.909	$44.388
Total return[5]	(3.00% )	30.09%	33.81%	(26.92% )	30.53%	23.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,433,152	$1,480,753	$1,355,735	$1,149,701	$1,519,106	$1,269,461
Ratio of expenses to average net assets	0.91%	0.91%	0.92%	0.93%	0.93%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.02%	1.03%	1.04%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets	(0.13% )	(0.11% )	0.17%	(0.10% )	(0.30% )	0.11%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24% )	(0.22% )	0.06%	(0.21% )	(0.40% )	0.02%
Portfolio turnover	58%	122%	118%	122%	156%	147%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-7

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund-8

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,617 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.165% on the first $100 million of average daily net assets of the Fund; 0.115% on the next $400 million; 0.110% on the next $1.5 billion; and 0.095% on the excess of $2 billion of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
AllianceBernstein LP (“AllianceBernstein”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays AllianceBernstein a fee based on AllianceBernstein’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$71,710
Legal	10,930
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Large Cap Growth Managed Volatility Fund-9

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,796 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$828,832
Distribution fees payable to LFD	287,315
Printing and mailing fees payable to Lincoln Life	1,205
Shareholder servicing fees payable to Lincoln Life	40,032
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$926,211,681
Sales	1,059,753,992
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$882,593,839
Aggregate unrealized appreciation of investments and derivatives	$838,500,301
Aggregate unrealized depreciation of investments and derivatives	(12,836,008)
Net unrealized appreciation of investments and derivatives	$825,664,293
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Blended Large Cap Growth Managed Volatility Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,636,349,980	$—	$—	$1,636,349,980
Rights	—	—	11,988	11,988
Money Market Fund	73,136,963	—	—	73,136,963
Total Investments	$1,709,486,943	$—	$11,988	$1,709,498,931
Derivatives:

Assets:
Futures Contract	$89,151	$—	$—	$89,151
Liabilities:
Futures Contracts	$(1,329,950)	$—	$—	$(1,329,950)
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	86,155	111,996
Service Class	1,745,899	1,313,857
Shares reinvested:
Standard Class	—	284,357
Service Class	—	1,452,539
	1,832,054	3,162,749
Shares redeemed:
Standard Class	(414,227)	(752,202)
Service Class	(1,805,590)	(6,310,979)
	(2,219,817)	(7,063,181)
Net decrease	(387,763)	(3,900,432)
LVIP Blended Large Cap Growth Managed Volatility Fund-11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$89,151	Receivables and other assets net of liabilities	$(1,329,950)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(125,976,531)	$1,981,765
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$52,152,975	$165,694,483
LVIP Blended Large Cap Growth Managed Volatility Fund-12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-13

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Blended Mid Cap Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.67%
Aerospace & Defense–7.57%
†Axon Enterprise, Inc.	19,693	$16,304,623
BWX Technologies, Inc.	18,069	2,603,020
Curtiss-Wright Corp.	4,251	2,076,826
HEICO Corp.	13,545	4,442,760
Hexcel Corp.	23,449	1,324,634
Howmet Aerospace, Inc.	140,486	26,148,659
†Karman Holdings, Inc.	14,499	730,315
†Loar Holdings, Inc.	8,414	725,034
Melrose Industries PLC	145,272	1,058,042
†Rocket Lab Corp.	39,900	1,427,223
†StandardAero, Inc.	23,555	745,516
TransDigm Group, Inc.	587	892,616
		58,479,268
Air Freight & Logistics–0.05%
†GXO Logistics, Inc.	7,900	384,730
		384,730
Beverages–0.24%
†Celsius Holdings, Inc.	7,966	369,543
Primo Brands Corp. Class A	49,868	1,477,090
		1,846,633
Biotechnology–3.68%
†Alkermes PLC	10,970	313,852
†Alnylam Pharmaceuticals, Inc.	14,816	4,831,349
†Argenx SE ADR	1,294	713,279
†Ascendis Pharma AS ADR	29,644	5,116,554
†Avidity Biosciences, Inc.	9,100	258,440
†BeOne Medicines Ltd. ADR	1,206	291,936
†Caris Life Sciences, Inc.	17,939	479,330
†πCaris Life Sciences, Inc. (CAI)	16,736	447,190
†Exact Sciences Corp.	48,156	2,559,010
†Insmed, Inc.	17,200	1,731,008
†Natera, Inc.	52,323	8,839,448
†Neurocrine Biosciences, Inc.	10,959	1,377,437
†Nuvalent, Inc. Class A	4,300	328,090
†Revolution Medicines, Inc.	8,047	296,049
†Summit Therapeutics, Inc.	15,200	323,456
†Ultragenyx Pharmaceutical, Inc.	7,700	279,972
†Vaxcyte, Inc.	7,250	235,697
		28,422,097
Broadline Retail–1.22%
†Coupang, Inc.	291,471	8,732,471
†Ollie's Bargain Outlet Holdings, Inc.	5,432	715,829
		9,448,300
Building Products–0.46%
AAON, Inc.	10,002	737,648
Carlisle Cos., Inc.	900	336,060
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Lennox International, Inc.	3,725	$2,135,319
†Trex Co., Inc.	6,479	352,328
		3,561,355
Capital Markets–8.33%
Ameriprise Financial, Inc.	11,003	5,872,631
ARES Management Corp. Class A	55,246	9,568,607
Blue Owl Capital, Inc.	75,572	1,451,738
Carlyle Group, Inc.	75,032	3,856,645
†Coinbase Global, Inc. Class A	4,325	1,515,869
LPL Financial Holdings, Inc.	31,037	11,637,944
Morningstar, Inc.	11,408	3,581,314
MSCI, Inc.	11,553	6,663,077
Nasdaq, Inc.	55,797	4,989,368
†Robinhood Markets, Inc. Class A	72,661	6,803,249
StepStone Group, Inc. Class A	5,819	322,955
Stifel Financial Corp.	3,203	332,407
TPG, Inc.	53,198	2,790,235
Tradeweb Markets, Inc. Class A	34,403	5,036,599
		64,422,638
Commercial Services & Supplies–1.39%
†ACV Auctions, Inc. Class A	119,950	1,945,589
†Clean Harbors, Inc.	1,555	359,485
†Copart, Inc.	73,525	3,607,872
GFL Environmental, Inc.	76,279	3,849,038
Rollins, Inc.	6,291	354,938
Tetra Tech, Inc.	9,012	324,071
Waste Connections, Inc.	1,708	318,918
		10,759,911
Construction & Engineering–1.64%
†API Group Corp.	6,347	324,015
Comfort Systems USA, Inc.	5,548	2,974,893
Quanta Services, Inc.	24,016	9,079,969
WillScot Holdings Corp.	11,528	315,867
		12,694,744
Construction Materials–0.80%
Vulcan Materials Co.	23,572	6,148,049
		6,148,049
Consumer Staples Distribution & Retail–1.53%
†BJ's Wholesale Club Holdings, Inc.	34,673	3,738,790
Casey's General Stores, Inc.	2,750	1,403,242
Dollar General Corp.	13,192	1,508,901
†Performance Food Group Co.	8,403	735,010
†Sprouts Farmers Market, Inc.	11,298	1,860,103
†U.S. Foods Holding Corp.	33,089	2,548,184
		11,794,230
LVIP Blended Mid Cap Managed Volatility Fund-1

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–1.10%
†Bright Horizons Family Solutions, Inc.	45,264	$5,594,178
†Duolingo, Inc.	5,458	2,237,889
Service Corp. International	4,044	329,182
†Stride, Inc.	2,228	323,483
		8,484,732
Diversified Telecommunication Services–0.12%
†AST SpaceMobile, Inc.	19,818	926,095
=†πSocure, Inc.	5,095	28,023
		954,118
Electric Utilities–0.28%
NRG Energy, Inc.	13,467	2,162,531
		2,162,531
Electrical Equipment–1.75%
AMETEK, Inc.	17,736	3,209,507
Hubbell, Inc.	3,927	1,603,826
Rockwell Automation, Inc.	2,096	696,228
Vertiv Holdings Co. Class A	62,484	8,023,570
		13,533,131
Electronic Equipment, Instruments & Components–0.91%
Badger Meter, Inc.	1,304	319,415
CDW Corp.	10,104	1,804,473
†Celestica, Inc.	9,600	1,498,656
†Coherent Corp.	3,976	354,699
Corning, Inc.	17,200	904,548
†Keysight Technologies, Inc.	4,395	720,165
†Mirion Technologies, Inc.	26,514	570,846
TE Connectivity PLC	1,937	326,714
†Zebra Technologies Corp. Class A	1,744	537,780
		7,037,296
Energy Equipment & Services–0.13%
TechnipFMC PLC	28,400	978,096
		978,096
Entertainment–7.54%
†Liberty Media Corp.-Liberty Formula One Class C	9,700	1,013,650
†Live Nation Entertainment, Inc.	72,030	10,896,698
†ROBLOX Corp. Class A	140,151	14,743,885
†Spotify Technology SA	15,314	11,751,045
†Take-Two Interactive Software, Inc.	51,090	12,407,207
TKO Group Holdings, Inc.	41,192	7,494,884
		58,307,369
Financial Services–1.41%
†Affirm Holdings, Inc.	10,836	749,201
†Block, Inc.	55,364	3,760,876
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Chime Financial, Inc. Class A	5,315	$183,421
†Corpay, Inc.	8,580	2,847,016
=†πIcapital, Inc.	26,006	364,076
†Shift4 Payments, Inc. Class A	7,392	732,621
†Toast, Inc. Class A	51,203	2,267,781
		10,904,992
Food Products–0.03%
†Freshpet, Inc.	3,350	227,666
		227,666
Ground Transportation–0.32%
†Lyft, Inc. Class A	22,809	359,470
Old Dominion Freight Line, Inc.	6,750	1,095,525
†XPO, Inc.	8,286	1,046,439
		2,501,434
Health Care Equipment & Supplies–3.95%
†Dexcom, Inc.	107,026	9,342,300
†Glaukos Corp.	3,214	331,974
†IDEXX Laboratories, Inc.	8,773	4,705,311
†Inspire Medical Systems, Inc.	2,400	311,448
†Insulet Corp.	7,023	2,206,486
†Lantheus Holdings, Inc.	3,976	325,475
†Masimo Corp.	38,955	6,553,010
†Penumbra, Inc.	5,717	1,467,154
ResMed, Inc.	5,654	1,458,732
STERIS PLC	16,083	3,863,458
		30,565,348
Health Care Providers & Services–2.15%
Cardinal Health, Inc.	19,300	3,242,400
Cencora, Inc.	28,127	8,433,881
Chemed Corp.	576	280,472
Encompass Health Corp.	14,917	1,829,272
†HealthEquity, Inc.	3,200	335,232
†Molina Healthcare, Inc.	1,094	325,902
†Option Care Health, Inc.	9,982	324,215
Quest Diagnostics, Inc.	4,095	735,585
†Tenet Healthcare Corp.	6,200	1,091,200
		16,598,159
Health Care Technology–1.18%
†Veeva Systems, Inc. Class A	31,703	9,129,830
		9,129,830
Hotels, Restaurants & Leisure–7.67%
Aramark	62,872	2,632,451
†Cava Group, Inc.	8,500	715,955
†Chipotle Mexican Grill, Inc.	17,876	1,003,737
Churchill Downs, Inc.	3,216	324,816
Darden Restaurants, Inc.	14,800	3,225,956
Domino's Pizza, Inc.	1,500	675,900
†DraftKings, Inc. Class A	185,800	7,968,962
LVIP Blended Mid Cap Managed Volatility Fund-2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Dutch Bros, Inc. Class A	10,745	$734,636
Expedia Group, Inc.	13,083	2,206,841
†Flutter Entertainment PLC	17,500	5,000,800
Hilton Worldwide Holdings, Inc.	28,250	7,524,105
Hyatt Hotels Corp. Class A	19,954	2,786,576
Las Vegas Sands Corp.	16,974	738,539
†Light & Wonder, Inc.	3,786	364,440
†Planet Fitness, Inc. Class A	13,439	1,465,523
Royal Caribbean Cruises Ltd.	34,043	10,660,225
†Sportradar Group AG Class A	60,742	1,705,635
Texas Roadhouse, Inc.	9,354	1,753,033
†Viking Holdings Ltd.	59,733	3,183,172
Wingstop, Inc.	13,664	4,601,215
		59,272,517
Household Durables–0.18%
†NVR, Inc.	46	339,740
†SharkNinja, Inc.	7,700	762,223
†TopBuild Corp.	900	291,366
		1,393,329
Household Products–0.07%
Church & Dwight Co., Inc.	5,892	566,280
		566,280
Independent Power and Renewable Electricity Producers–2.35%
†Talen Energy Corp.	4,978	1,447,453
Vistra Corp.	86,230	16,712,236
		18,159,689
Insurance–1.37%
Allstate Corp.	1,845	371,417
Arch Capital Group Ltd.	3,535	321,862
Arthur J Gallagher & Co.	19,079	6,107,570
Brown & Brown, Inc.	12,659	1,403,503
Hanover Insurance Group, Inc.	4,291	728,912
Hartford Insurance Group, Inc.	2,541	322,377
Kinsale Capital Group, Inc.	1,427	690,525
Ryan Specialty Holdings, Inc.	9,867	670,857
		10,617,023
Interactive Media & Services–0.62%
†Pinterest, Inc. Class A	69,619	2,496,537
†Reddit, Inc. Class A	14,996	2,257,948
		4,754,485
IT Services–3.28%
†Cloudflare, Inc. Class A	49,337	9,661,665
†Gartner, Inc.	13,100	5,295,282
†GoDaddy, Inc. Class A	20,468	3,685,468
†MongoDB, Inc.	3,464	727,405
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Okta, Inc.	56,375	$5,635,809
†Twilio, Inc. Class A	2,649	329,430
		25,335,059
Life Sciences Tools & Services–0.91%
Agilent Technologies, Inc.	23,106	2,726,739
†Bio-Rad Laboratories, Inc. Class A	1,352	326,265
Bio-Techne Corp.	10,402	535,183
†Medpace Holdings, Inc.	1,020	320,137
†Mettler-Toledo International, Inc.	270	317,174
†Repligen Corp.	2,611	324,756
Revvity, Inc.	3,300	319,176
†Tempus AI, Inc.	5,210	331,044
†Waters Corp.	5,327	1,859,336
		7,059,810
Machinery–1.04%
Esab Corp.	2,717	327,534
†RBC Bearings, Inc.	1,869	719,191
†Symbotic, Inc.	10,001	388,539
Westinghouse Air Brake Technologies Corp.	31,385	6,570,450
		8,005,714
Media–0.46%
†Trade Desk, Inc. Class A	49,662	3,575,167
		3,575,167
Metals & Mining–0.09%
Steel Dynamics, Inc.	5,511	705,463
		705,463
Oil, Gas & Consumable Fuels–3.68%
Cameco Corp.	42,548	3,158,338
Cheniere Energy, Inc.	40,358	9,827,980
Coterra Energy, Inc.	12,011	304,839
Diamondback Energy, Inc.	2,312	317,669
EQT Corp.	5,326	310,612
Expand Energy Corp.	48,021	5,615,576
Magnolia Oil & Gas Corp. Class A	13,878	311,978
Matador Resources Co.	6,636	316,670
Ovintiv, Inc.	8,000	304,400
Permian Resources Corp.	48,718	663,539
Targa Resources Corp.	31,050	5,405,184
Viper Energy, Inc.	49,722	1,895,900
		28,432,685
Paper & Forest Products–0.04%
Louisiana-Pacific Corp.	3,642	313,176
		313,176
LVIP Blended Mid Cap Managed Volatility Fund-3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.35%
†elf Beauty, Inc.	6,735	$838,104
†Oddity Tech Ltd. Class A	24,911	1,880,033
		2,718,137
Pharmaceuticals–0.09%
†Corcept Therapeutics, Inc.	4,700	344,980
†Verona Pharma PLC ADR	3,722	352,027
		697,007
Professional Services–3.81%
Booz Allen Hamilton Holding Corp.	17,831	1,856,742
Broadridge Financial Solutions, Inc.	15,163	3,685,064
†CACI International, Inc. Class A	711	338,934
Equifax, Inc.	2,831	734,277
†ExlService Holdings, Inc.	7,400	324,046
KBR, Inc.	6,733	322,780
†Parsons Corp.	4,720	338,754
Paychex, Inc.	13,957	2,030,185
†Paylocity Holding Corp.	7,500	1,358,925
TransUnion	65,485	5,762,680
Verisk Analytics, Inc.	36,804	11,464,446
†Verra Mobility Corp.	12,785	324,611
Wolters Kluwer NV	5,252	878,335
		29,419,779
Real Estate Management & Development–1.37%
†CBRE Group, Inc. Class A	37,052	5,191,726
†CoStar Group, Inc.	58,304	4,687,642
FirstService Corp.	4,204	734,102
		10,613,470
Residential REITs–0.04%
Equity LifeStyle Properties, Inc.	5,068	312,544
		312,544
Retail REITs–0.14%
Simon Property Group, Inc.	6,779	1,089,792
		1,089,792
Semiconductors & Semiconductor Equipment–1.93%
ASM International NV	1,739	1,115,530
†Astera Labs, Inc.	17,585	1,590,036
†Credo Technology Group Holding Ltd.	3,500	324,065
Entegris, Inc.	3,941	317,842
†Impinj, Inc.	2,300	255,461
†Lattice Semiconductor Corp.	13,600	666,264
†MACOM Technology Solutions Holdings, Inc.	2,302	329,853
MKS, Inc.	3,290	326,894
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	12,257	$8,964,525
†Onto Innovation, Inc.	2,925	295,220
†Rambus, Inc.	10,961	701,723
		14,887,413
Software–11.42%
†Appfolio, Inc. Class A	2,936	676,102
†Autodesk, Inc.	1,059	327,835
†Cadence Design Systems, Inc.	14,182	4,370,183
=†πCanva, Inc.	218	313,427
†CCC Intelligent Solutions Holdings, Inc.	35,300	332,173
†Circle Internet Group, Inc.	4,661	844,993
†Clearwater Analytics Holdings, Inc. Class A	12,800	280,704
†Confluent, Inc. Class A	15,075	375,820
Constellation Software, Inc.	1,952	7,157,501
†CyberArk Software Ltd.	1,723	701,054
=†πDatabricks, Inc.	10,218	1,105,383
†Datadog, Inc. Class A	57,641	7,742,916
†Descartes Systems Group, Inc.	3,116	316,726
†Docusign, Inc.	13,802	1,075,038
†Dynatrace, Inc.	32,512	1,794,988
†Elastic NV	29,094	2,453,497
†Fair Isaac Corp.	2,797	5,112,804
†Guidewire Software, Inc.	56,037	13,193,912
†HubSpot, Inc.	14,000	7,792,820
InterDigital, Inc.	3,188	714,845
†Manhattan Associates, Inc.	15,386	3,038,273
†Monday.com Ltd.	2,100	660,408
†Nutanix, Inc. Class A	14,055	1,074,364
Pegasystems, Inc.	27,065	1,465,029
†Procore Technologies, Inc.	4,717	322,737
†PTC, Inc.	17,317	2,984,412
†Q2 Holdings, Inc.	21,990	2,058,044
†Rubrik, Inc. Class A	7,871	705,163
†SailPoint, Inc.	28,152	643,555
†Samsara, Inc. Class A	36,303	1,444,133
†ServiceNow, Inc.	2,104	2,163,080
†ServiceTitan, Inc. Class A	8,177	876,411
=†πSnyk Ltd.	23,071	182,722
=†πTanium, Inc. Class B	9,649	51,429
†Tyler Technologies, Inc.	17,485	10,365,807
†Zscaler, Inc.	11,450	3,594,613
		88,312,901
Specialized REITs–0.33%
CubeSmart	7,458	316,965
Iron Mountain, Inc.	7,750	794,918
Lamar Advertising Co. Class A	11,859	1,439,208
		2,551,091
LVIP Blended Mid Cap Managed Volatility Fund-4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–4.00%
†AutoZone, Inc.	90	$334,101
†Burlington Stores, Inc.	26,185	6,091,678
†Carvana Co.	25,998	8,760,286
†Chewy, Inc. Class A	26,456	1,127,555
†Floor & Decor Holdings, Inc. Class A	14,449	1,097,546
†O'Reilly Automotive, Inc.	49,709	4,480,272
†RH	1,100	207,911
Ross Stores, Inc.	19,387	2,473,394
Tractor Supply Co.	68,200	3,598,914
†Ulta Beauty, Inc.	3,892	1,820,755
Williams-Sonoma, Inc.	5,514	900,822
		30,893,234
Technology Hardware, Storage & Peripherals–0.19%
†Pure Storage, Inc. Class A	19,836	1,142,157
Seagate Technology Holdings PLC	2,364	341,196
		1,483,353
Textiles, Apparel & Luxury Goods–0.40%
†Birkenstock Holding PLC	6,385	314,014
†Deckers Outdoor Corp.	17,273	1,780,328
Ralph Lauren Corp.	2,600	713,128
VF Corp.	26,704	313,772
		3,121,242
Trading Companies & Distributors–1.06%
†Core & Main, Inc. Class A	16,800	1,013,880
Fastenal Co.	140,505	5,901,210
Ferguson Enterprises, Inc.	2,775	604,256
†SiteOne Landscape Supply, Inc.	2,800	338,632
United Rentals, Inc.	488	367,659
		8,225,637
Total Common Stock (Cost $469,890,995)		731,862,654
CONVERTIBLE PREFERRED STOCKS–0.53%
=†πCanva, Inc. Series A	13	18,691
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πDatabricks, Inc. Series F	23,328	$2,523,623
=†πDatabricks, Inc. Series G	2,475	267,745
=†πDatabricks, Inc. Series H	5,901	638,370
=†πDataRobot, Inc. Series G	15,766	45,091
=†πRappi, Inc. Series E	9,859	143,646
=†πSnyk Ltd. Series F	38,665	306,227
=†πSocure, Inc. Series A	6,193	34,061
=†πSocure, Inc. Series A1	5,083	27,957
=†πSocure, Inc. Series B	92	506
=†πSocure, Inc. Series E	11,781	64,795
Total Convertible Preferred Stocks (Cost $2,880,034)		4,070,712
WARRANT–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–4.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	32,600,971	32,600,971
Total Money Market Fund (Cost $32,600,971)		32,600,971

	Principal Amount°
SHORT-TERM INVESTMENT–0.28%
AGENCY OBLIGATIONS–0.28%
≠Federal Home Loan Bank Discount Notes 4.16% 7/1/25	2,184,000	2,184,000
		2,184,000
Total Short-Term Investment (Cost $2,184,000)		2,184,000

TOTAL INVESTMENTS–99.70% (Cost $507,556,000)	770,718,337
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	2,326,016
NET ASSETS APPLICABLE TO 35,592,782 SHARES OUTSTANDING–100.00%	$773,044,353
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($34,236,878 / 1,492,053 Shares)	$22.946
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($738,807,475 / 34,100,729 Shares)	$21.665
LVIP Blended Mid Cap Managed Volatility Fund-5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$338,162,606
Distributable earnings/(accumulated loss)	434,881,747
TOTAL NET ASSETS	$773,044,353

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $6,562,962, which represented 0.85% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$313,427
Canva, Inc. Series A	11/4/2021	22,162	18,691
Caris Life Sciences, Inc. (CAI)	6/18/2025	316,313	447,190
Databricks, Inc.	7/24/2020	163,573	1,105,383
Databricks, Inc. Series F	10/22/2019	333,967	2,523,623
Databricks, Inc. Series G	2/1/2021	146,328	267,745
Databricks, Inc. Series H	8/31/2021	433,630	638,370
DataRobot, Inc. Series G	6/11/2021	431,364	45,091
Icapital, Inc.	3/17/2025	364,076	364,076
Rappi, Inc. Series E	9/8/2020	589,036	143,646
Snyk Ltd.	9/3/2021	330,942	182,722
Snyk Ltd. Series F	9/3/2021	551,575	306,227
Socure, Inc.	12/22/2021	81,870	28,023
Socure, Inc. Series A	12/22/2021	99,513	34,061
Socure, Inc. Series A1	12/22/2021	81,677	27,957
Socure, Inc. Series B	12/22/2021	1,478	506
Socure, Inc. Series E	10/27/2021	189,304	64,795
Tanium, Inc. Class B	9/24/2020	109,952	51,429
Total		$4,618,350	$6,562,962

★Includes $3,948,177 cash collateral held at broker for futures contracts, $1,319,181 payable for securities purchased, $2,077,679 payable for fund shares redeemed, $22,838 other accrued expenses payable, $576,254 due to manager and affiliates, $519,318 due to custodian,
$124,616 variation margin due to broker on futures contracts, $16,187 payable for audit fee and $31,036 payable for fund accounting fee as of June 30, 2025.

LVIP Blended Mid Cap Managed Volatility Fund-6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(75)	CME E-mini S&P 500 Index Futures	$(23,451,562)	$(22,809,512)	9/19/25	$—	$(642,050)
(102)	CME E-mini S&P MidCap 400 Index Futures	(31,880,100)	(31,410,964)	9/19/25	—	(469,136)
(19)	ICE U.S. MSCI Emerging Markets Index Futures	(1,171,825)	(1,153,914)	9/19/25	—	(17,911)
Total Futures Contracts					$—	$(1,129,097)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
ICE–Intercontinental Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$2,585,422
Foreign taxes withheld	(8,150)
2,577,272
EXPENSES:
Management fees	2,464,052
Distribution fees-Service Class	906,512
Shareholder servicing fees	109,935
Accounting and administration expenses	83,377
Professional fees	29,005
Custodian fees	22,149
Reports and statements to shareholders	14,052
Trustees’ fees and expenses	11,760
Consulting fees	6,892
Pricing fees	2,745
Other	11,337
3,661,816
Less:
Management fees waived	(18,954)
Total operating expenses	3,642,862
NET INVESTMENT LOSS	(1,065,590)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	83,440,616
Foreign currencies	(4,157)
Futures contracts	(30,191,101)
Net realized gain	53,245,358
Net change in unrealized appreciation (depreciation) of:
Investments	(16,133,743)
Futures contracts	218,924
Net change in unrealized appreciation (depreciation)	(15,914,819)
NET REALIZED AND UNREALIZED GAIN	37,330,539
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,264,949
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,065,590)	$(1,769,412)
Net realized gain	53,245,358	133,666,081
Net change in unrealized appreciation (depreciation)	(15,914,819)	13,790,175
Net increase in net assets resulting from operations	36,264,949	145,686,844
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,861,304)
Service Class	—	(45,267,520)
	—	(47,128,824)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,750,859	6,124,464
Service Class	19,921,983	19,887,421
Reinvestment of dividends and distributions:
Standard Class	—	1,861,304
Service Class	—	45,267,520
	22,672,842	73,140,709
Cost of shares redeemed:
Standard Class	(4,900,972)	(9,762,063)
Service Class	(79,582,328)	(177,696,703)
	(84,483,300)	(187,458,766)
Decrease in net assets derived from capital share transactions	(61,810,458)	(114,318,057)
NET DECREASE IN NET ASSETS	(25,545,509)	(15,760,037)
NET ASSETS:
Beginning of period	798,589,862	814,349,899
End of period	$773,044,353	$798,589,862
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-8

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$21.917	$19.443	$16.667	$24.072	$21.901	$17.149
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)	0.005	0.052	0.016	(0.075)	(0.035)
Net realized and unrealized gain (loss)	1.034	3.662	2.897	(5.710)	2.984	4.787
Total from investment operations	1.029	3.667	2.949	(5.694)	2.909	4.752
Less dividends and distributions from:
Net investment income	—	(0.002)	(0.052)	—	—	—
Net realized gain	—	(1.191)	(0.121)	(1.711)	(0.738)	—
Total dividends and distributions	—	(1.193)	(0.173)	(1.711)	(0.738)	—
Net asset value, end of period	$22.946	$21.917	$19.443	$16.667	$24.072	$21.901
Total return[4]	4.70%	19.23%	17.75%	(23.57% )	13.29%	27.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,237	$34,782	$32,475	$28,910	$37,540	$34,238
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets	(0.04% )	0.02%	0.29%	0.09%	(0.32% )	(0.19% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05% )	0.01%	0.28%	0.08%	(0.33% )	(0.20% )
Portfolio turnover	30%	41%	42%	31%	27%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-9

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$20.719	$18.483	$15.853	$23.064	$21.064	$16.534
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.030)	(0.045)	0.007	(0.029)	(0.128)	(0.077)
Net realized and unrealized gain (loss)	0.976	3.473	2.751	(5.471)	2.866	4.607
Total from investment operations	0.946	3.428	2.758	(5.500)	2.738	4.530
Less dividends and distributions from:
Net investment income	—	(0.001)	(0.007)	—	—	—
Net realized gain	—	(1.191)	(0.121)	(1.711)	(0.738)	—
Total dividends and distributions	—	(1.192)	(0.128)	(1.711)	(0.738)	—
Net asset value, end of period	$21.665	$20.719	$18.483	$15.853	$23.064	$21.064
Total return[4]	4.57%	18.93%	17.46%	(23.76% )	13.00%	27.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$738,807	$763,808	$781,875	$731,534	$953,768	$897,409
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.97%	0.99%
Ratio of net investment income (loss) to average net assets	(0.29% )	(0.23% )	0.04%	(0.16% )	(0.57% )	(0.44% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30% )	(0.24% )	0.03%	(0.17% )	(0.58% )	(0.45% )
Portfolio turnover	30%	41%	42%	31%	27%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-10

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Blended Mid Cap Managed Volatility Fund-11

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Blended Mid Cap Managed Volatility Fund-12

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$32,734
Legal	4,989
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,157 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$406,645
Distribution fees payable to LFD	150,702
Printing and mailing fees payable to Lincoln Life	624
Shareholder servicing fees payable to Lincoln Life	18,283
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2025, the Fund engaged in securities purchases of $581,338 and securities sales of $62,868, which resulted in net realized losses of $35,564.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$218,305,984
Sales	321,500,509
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$507,556,000
Aggregate unrealized appreciation of investments and derivatives	$272,721,631
Aggregate unrealized depreciation of investments and derivatives	(10,688,391)
Net unrealized appreciation of investments and derivatives	$262,033,240
LVIP Blended Mid Cap Managed Volatility Fund-13

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$57,421,226	$1,058,042	$—	$58,479,268
Air Freight & Logistics	384,730	—	—	384,730
Beverages	1,846,633	—	—	1,846,633
Biotechnology	27,974,907	447,190	—	28,422,097
Broadline Retail	9,448,300	—	—	9,448,300
Building Products	3,561,355	—	—	3,561,355
Capital Markets	64,422,638	—	—	64,422,638
Commercial Services & Supplies	10,759,911	—	—	10,759,911
Construction & Engineering	12,694,744	—	—	12,694,744
Construction Materials	6,148,049	—	—	6,148,049
Consumer Staples Distribution & Retail	11,794,230	—	—	11,794,230
Diversified Consumer Services	8,484,732	—	—	8,484,732
Diversified Telecommunication Services	926,095	—	28,023	954,118
Electric Utilities	2,162,531	—	—	2,162,531
Electrical Equipment	13,533,131	—	—	13,533,131
Electronic Equipment, Instruments & Components	7,037,296	—	—	7,037,296
Energy Equipment & Services	978,096	—	—	978,096
Entertainment	58,307,369	—	—	58,307,369
Financial Services	10,540,916	—	364,076	10,904,992
Food Products	227,666	—	—	227,666
Ground Transportation	2,501,434	—	—	2,501,434
LVIP Blended Mid Cap Managed Volatility Fund-14

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$30,565,348	$—	$—	$30,565,348
Health Care Providers & Services	16,598,159	—	—	16,598,159
Health Care Technology	9,129,830	—	—	9,129,830
Hotels, Restaurants & Leisure	59,272,517	—	—	59,272,517
Household Durables	1,393,329	—	—	1,393,329
Household Products	566,280	—	—	566,280
Independent Power and Renewable Electricity Producers	18,159,689	—	—	18,159,689
Insurance	10,617,023	—	—	10,617,023
Interactive Media & Services	4,754,485	—	—	4,754,485
IT Services	25,335,059	—	—	25,335,059
Life Sciences Tools & Services	7,059,810	—	—	7,059,810
Machinery	8,005,714	—	—	8,005,714
Media	3,575,167	—	—	3,575,167
Metals & Mining	705,463	—	—	705,463
Oil, Gas & Consumable Fuels	28,432,685	—	—	28,432,685
Paper & Forest Products	313,176	—	—	313,176
Personal Care Products	2,718,137	—	—	2,718,137
Pharmaceuticals	697,007	—	—	697,007
Professional Services	28,541,444	878,335	—	29,419,779
Real Estate Management & Development	10,613,470	—	—	10,613,470
Residential REITs	312,544	—	—	312,544
Retail REITs	1,089,792	—	—	1,089,792
Semiconductors & Semiconductor Equipment	13,771,883	1,115,530	—	14,887,413
Software	86,659,940	—	1,652,961	88,312,901
Specialized REITs	2,551,091	—	—	2,551,091
Specialty Retail	30,893,234	—	—	30,893,234
Technology Hardware, Storage & Peripherals	1,483,353	—	—	1,483,353
Textiles, Apparel & Luxury Goods	3,121,242	—	—	3,121,242
Trading Companies & Distributors	8,225,637	—	—	8,225,637
Convertible Preferred Stocks	—	—	4,070,712	4,070,712
Warrant	—	—	— *	—
Money Market Fund	32,600,971	—	—	32,600,971
Short-Term Investment	—	2,184,000	—	2,184,000
Total Investments	$758,919,468	$5,683,097	$6,115,772	$770,718,337
Derivatives:

Liabilities:
Futures Contracts	$(1,129,097)	$—	$—	$(1,129,097)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
LVIP Blended Mid Cap Managed Volatility Fund-15

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Common Stock	$2,045,060	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.3x-18.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.7x-19.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stock	$4,070,712	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.4x-0.5x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	4.8x-18.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.8x-19.1x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	12.0x-16.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Total	$6,115,772
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$1,529,419	$—	$364,076	$—	$—	$—	$—	$—	$151,565	$2,045,060	$151,565
Convertible Preferred Stocks	3,883,039	—	—	(316,313)	—	—	—	—	503,986	4,070,712	379,804
Warrant	—	—	—	—	—	—	—	—	—	—	—
Total	$5,412,458	$—	$364,076	$(316,313)	$—	— $	$—	$—	$655,551	$6,115,772	$531,369
LVIP Blended Mid Cap Managed Volatility Fund-16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	128,496	288,199
Service Class	996,039	1,000,716
Shares reinvested:
Standard Class	—	89,342
Service Class	—	2,297,076
	1,124,535	3,675,333
Shares redeemed:
Standard Class	(223,473)	(460,756)
Service Class	(3,760,502)	(8,734,524)
	(3,983,975)	(9,195,280)
Net decrease	(2,859,440)	(5,519,947)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,129,097)
LVIP Blended Mid Cap Managed Volatility Fund-17

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(30,191,101)	$218,924
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$10,509,636	$100,749,927
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
LVIP Blended Mid Cap Managed Volatility Fund-18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-19

LVIP Channing Small Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Channing Small Cap Value Fund

LVIP Channing Small Cap Value Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.88%
Aerospace & Defense–4.48%
†ATI, Inc.	24,802	$2,141,405
Hexcel Corp.	46,686	2,637,292
		4,778,697
Banks–12.75%
Cadence Bank	86,555	2,768,029
Old National Bancorp	121,424	2,591,188
Pinnacle Financial Partners, Inc.	24,115	2,662,537
Synovus Financial Corp.	55,788	2,887,029
Wintrust Financial Corp.	21,662	2,685,655
		13,594,438
Capital Markets–11.23%
Affiliated Managers Group, Inc.	15,682	3,085,747
Artisan Partners Asset Management, Inc. Class A	63,504	2,815,132
Evercore, Inc. Class A	11,735	3,168,685
Stifel Financial Corp.	28,006	2,906,463
		11,976,027
Chemicals–1.91%
Avient Corp.	63,135	2,039,892
		2,039,892
Commercial Services & Supplies–5.14%
Brink's Co.	30,482	2,721,738
MSA Safety, Inc.	16,500	2,764,245
		5,485,983
Communications Equipment–3.05%
†Lumentum Holdings, Inc.	34,184	3,249,531
		3,249,531
Diversified Consumer Services–2.24%
OneSpaWorld Holdings Ltd.	117,387	2,393,521
		2,393,521
Electric Utilities–1.48%
Portland General Electric Co.	38,822	1,577,338
		1,577,338
Electronic Equipment, Instruments & Components–7.72%
Advanced Energy Industries, Inc.	19,545	2,589,712
Belden, Inc.	22,742	2,633,524
Littelfuse, Inc.	13,270	3,008,707
		8,231,943
Entertainment–2.43%
†Madison Square Garden Entertainment Corp.	64,820	2,590,855
		2,590,855
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–1.49%
Southwest Gas Holdings, Inc.	21,316	$1,585,697
		1,585,697
Health Care Equipment & Supplies–1.98%
†Integer Holdings Corp.	17,182	2,112,871
		2,112,871
Hotels, Restaurants & Leisure–2.45%
Boyd Gaming Corp.	33,377	2,611,083
		2,611,083
Household Durables–1.45%
Installed Building Products, Inc.	8,566	1,544,621
		1,544,621
Industrial REITs–2.48%
STAG Industrial, Inc.	72,841	2,642,671
		2,642,671
Insurance–2.48%
First American Financial Corp.	43,154	2,649,224
		2,649,224
Leisure Products–1.98%
Brunswick Corp.	38,242	2,112,488
		2,112,488
Machinery–7.82%
†Gates Industrial Corp. PLC	142,510	3,282,005
†SPX Technologies, Inc.	14,840	2,488,371
Timken Co.	35,488	2,574,655
		8,345,031
Media–2.59%
Nexstar Media Group, Inc.	15,990	2,765,471
		2,765,471
Office REITs–2.00%
COPT Defense Properties	77,140	2,127,521
		2,127,521
Oil, Gas & Consumable Fuels–1.43%
Northern Oil & Gas, Inc.	53,946	1,529,369
		1,529,369
Paper & Forest Products–1.90%
Louisiana-Pacific Corp.	23,606	2,029,880
		2,029,880
Professional Services–2.74%
†Parsons Corp.	40,723	2,922,690
		2,922,690
LVIP Channing Small Cap Value Fund-1

LVIP Channing Small Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.98%
MKS, Inc.	32,002	$3,179,719
		3,179,719
Specialty Retail–4.98%
†Asbury Automotive Group, Inc.	9,844	2,348,188
†Valvoline, Inc.	78,141	2,959,199
		5,307,387
Trading Companies & Distributors–4.70%
Herc Holdings, Inc.	22,281	2,934,185
McGrath RentCorp	17,924	2,078,467
		5,012,652
Total Common Stock (Cost $84,323,445)		104,396,600

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	2,222,974	$2,222,974
Total Money Market Fund (Cost $2,222,974)		2,222,974

TOTAL INVESTMENTS–99.97% (Cost $86,546,419)	106,619,574
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	35,414
NET ASSETS APPLICABLE TO 8,796,042 SHARES OUTSTANDING–100.00%	$106,654,988
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND STANDARD CLASS ($92,225,866 / 7,602,207 Shares)	$12.131
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND SERVICE CLASS ($14,429,122 / 1,193,835 Shares)	$12.086
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$86,196,936
Distributable earnings/(accumulated loss)	20,458,052
TOTAL NET ASSETS	$106,654,988

†Non-income producing.

★Includes $68,298 payable for fund shares redeemed, $5,557 other accrued expenses payable, $68,584 due to manager and affiliates, $14,639 payable for audit fee and $8,355 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-2

LVIP Channing Small Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$963,256
EXPENSES:
Management fees	366,026
Professional fees	19,866
Accounting and administration expenses	17,761
Distribution fees-Service Class	16,221
Shareholder servicing fees	14,153
Consulting fees	1,930
Reports and statements to shareholders	1,865
Custodian fees	1,663
Trustees’ fees and expenses	1,509
Pricing fees	174
Other	3,286
444,454
Less:
Expenses reimbursed	(622)
Plus:
Recoupment of prior expenses reduced by the Advisor	1,762
Total operating expenses	445,594
NET INVESTMENT INCOME	517,662
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,243,834)
Net change in unrealized appreciation (depreciation) of investments	(1,086,136)
NET REALIZED AND UNREALIZED LOSS	(4,329,970)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,812,308)
See accompanying notes, which are an integral part of the financial statements.

LVIP Channing Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$517,662	$421,381
Net realized gain (loss)	(3,243,834)	8,128,783
Net change in unrealized appreciation (depreciation)	(1,086,136)	3,033,407
Net increase (decrease) in net assets resulting from operations	(3,812,308)	11,583,571
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(628,270)
Service Class	—	(62,057)
	—	(690,327)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,497,700	7,484,176
Service Class	4,343,339	10,462,382
Reinvestment of dividends and distributions:
Standard Class	—	628,270
Service Class	—	62,057
	18,841,039	18,636,885
Cost of shares redeemed:
Standard Class	(8,962,581)	(26,018,504)
Service Class	(2,679,032)	(4,717,062)
	(11,641,613)	(30,735,566)
Increase (decrease) in net assets derived from capital share transactions	7,199,426	(12,098,681)
NET INCREASE (DECREASE) IN NET ASSETS	3,387,118	(1,205,437)
NET ASSETS:
Beginning of period	103,267,870	104,473,307
End of period	$106,654,988	$103,267,870
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-3

LVIP Channing Small Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Standard Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended		7/25/22[1] to 12/31/22
		12/31/24	12/31/23
Net asset value, beginning of period	$12.508	$11.358	$9.534	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.063	0.051	0.065	0.038
Net realized and unrealized gain (loss)	(0.440)	1.186	1.833	(0.465)
Total from investment operations	(0.377)	1.237	1.898	(0.427)
Less dividends and distributions from:
Net investment income	—	(0.087)	(0.069)	(0.038)
Return of capital	—	—	(0.005)	(0.001)
Total dividends and distributions	—	(0.087)	(0.074)	(0.039)
Net asset value, end of period	$12.131	$12.508	$11.358	$9.534
Total return[4]	(3.01% )	10.85%	19.94%	(4.28% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,226	$90,148	$98,093	$85,969
Ratio of expenses to average net assets	0.88%	0.88% [5]	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.88%	0.87%	0.88%	0.96%
Ratio of net investment income to average net assets	1.09%	0.42% [5]	0.63%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.09%	0.43%	0.63%	0.78%
Portfolio turnover	36%	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2024, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-4

LVIP Channing Small Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Service Class
	Six Months Ended 6/30/25[2] (unaudited)	Year Ended		7/25/22[1] to 12/31/22
		12/31/24	12/31/23
Net asset value, beginning of period	$12.477	$11.335	$9.530	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.049	0.022	0.039	0.026
Net realized and unrealized gain (loss)	(0.440)	1.181	1.831	(0.462)
Total from investment operations	(0.391)	1.203	1.870	(0.436)
Less dividends and distributions from:
Net investment income	—	(0.061)	(0.060)	(0.033)
Return of capital	—	—	(0.005)	(0.001)
Total dividends and distributions	—	(0.061)	(0.065)	(0.034)
Net asset value, end of period	$12.086	$12.477	$11.335	$9.530
Total return[4]	(3.13% )	10.58%	19.65%	(4.37% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,429	$13,120	$6,380	$295
Ratio of expenses to average net assets	1.13%	1.12%	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.13%	1.12%	1.13%	1.21%
Ratio of net investment income to average net assets	0.84%	0.18%	0.38%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.84%	0.18%	0.38%	0.53%
Portfolio turnover	36%	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-5

LVIP Channing Small Cap Value Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Channing Small Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025, and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Channing Small Cap Value Fund-6

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,174 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.88% of the Fund’s average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has recouped $1,762 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	Total
LFI	$15,497	$3,385	$18,882
Channing Capital Management, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$4,176
Legal	637
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Channing Small Cap Value Fund-7

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $58 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$63,315
Distribution fees payable to LFD	2,829
Shareholder servicing fees payable to Lincoln Life	2,440
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$43,038,123
Sales	34,755,354
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$86,546,419
Aggregate unrealized appreciation of investments	$21,956,900
Aggregate unrealized depreciation of investments	(1,883,745)
Net unrealized appreciation of investments	$20,073,155
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Channing Small Cap Value Fund-8

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$104,396,600	$—	$—	$104,396,600
Money Market Fund	2,222,974	—	—	2,222,974
Total Investments	$106,619,574	$—	$—	$106,619,574
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,205,094	631,785
Service Class	375,656	875,050
Shares reinvested:
Standard Class	—	47,356
Service Class	—	4,689
	1,580,750	1,558,880
Shares redeemed:
Standard Class	(810,011)	(2,108,549)
Service Class	(233,353)	(391,099)
	(1,043,364)	(2,499,648)
Net increase (decrease)	537,386	(940,768)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Channing Small Cap Value Fund-9

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Channing Small Cap Value Fund-10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.63%
Aerospace & Defense–2.03%
†Boeing Co.	11,844	$2,481,674
General Electric Co.	10,216	2,629,496
Lockheed Martin Corp.	2,687	1,244,457
RTX Corp.	18,561	2,710,277
		9,065,904
Automobiles–1.12%
General Motors Co.	28,070	1,381,325
†Tesla, Inc.	11,367	3,610,841
		4,992,166
Banks–4.51%
Bank of America Corp.	117,936	5,580,732
Citigroup, Inc.	21,269	1,810,417
JPMorgan Chase & Co.	36,453	10,568,089
Wells Fargo & Co.	27,237	2,182,228
		20,141,466
Beverages–0.86%
Coca-Cola Co.	47,083	3,331,122
Molson Coors Beverage Co. Class B	11,032	530,529
		3,861,651
Biotechnology–2.51%
AbbVie, Inc.	28,019	5,200,887
Amgen, Inc.	3,830	1,069,374
†Exelixis, Inc.	35,270	1,554,525
Gilead Sciences, Inc.	15,195	1,684,670
Regeneron Pharmaceuticals, Inc.	1,133	594,825
†United Therapeutics Corp.	3,810	1,094,803
		11,199,084
Broadline Retail–3.74%
†Amazon.com, Inc.	71,035	15,584,369
eBay, Inc.	15,257	1,136,036
		16,720,405
Building Products–0.37%
†Builders FirstSource, Inc.	5,014	585,084
Carlisle Cos., Inc.	2,813	1,050,374
		1,635,458
Capital Markets–2.36%
Bank of New York Mellon Corp.	18,399	1,676,333
CME Group, Inc.	4,316	1,189,576
Goldman Sachs Group, Inc.	3,001	2,123,958
Intercontinental Exchange, Inc.	13,237	2,428,592
SEI Investments Co.	11,731	1,054,148
State Street Corp.	7,785	827,857
Virtu Financial, Inc. Class A	27,383	1,226,484
		10,526,948
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.88%
CF Industries Holdings, Inc.	14,514	$1,335,288
Ecolab, Inc.	8,032	2,164,142
Linde PLC	5,752	2,698,723
Scotts Miracle-Gro Co.	8,490	560,001
Sherwin-Williams Co.	4,783	1,642,291
		8,400,445
Commercial Services & Supplies–0.76%
=†GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	14,936	3,417,655
		3,417,655
Communications Equipment–0.50%
Cisco Systems, Inc.	32,233	2,236,325
		2,236,325
Construction & Engineering–0.36%
EMCOR Group, Inc.	3,049	1,630,880
		1,630,880
Construction Materials–0.66%
Vulcan Materials Co.	11,264	2,937,876
		2,937,876
Consumer Staples Distribution & Retail–2.82%
†BJ's Wholesale Club Holdings, Inc.	10,716	1,155,506
Costco Wholesale Corp.	1,583	1,567,075
Kroger Co.	22,563	1,618,444
Walmart, Inc.	84,548	8,267,104
		12,608,129
Containers & Packaging–0.50%
Crown Holdings, Inc.	21,590	2,223,338
		2,223,338
Diversified Telecommunication Services–0.40%
AT&T, Inc.	62,328	1,803,772
		1,803,772
Electric Utilities–0.81%
Entergy Corp.	27,428	2,279,815
NRG Energy, Inc.	8,256	1,325,749
		3,605,564
Electrical Equipment–1.62%
Eaton Corp. PLC	12,192	4,352,422
Emerson Electric Co.	21,572	2,876,195
		7,228,617
Entertainment–3.02%
Electronic Arts, Inc.	6,224	993,973
†Netflix, Inc.	6,591	8,826,206
Walt Disney Co.	29,802	3,695,746
		13,515,925
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–5.51%
†Berkshire Hathaway, Inc. Class A	9,280	$11,062,774
Mastercard, Inc. Class A	5,263	2,957,490
MGIC Investment Corp.	45,211	1,258,674
†PayPal Holdings, Inc.	18,959	1,409,033
Visa, Inc. Class A	20,484	7,272,844
Western Union Co.	79,446	668,935
		24,629,750
Food Products–0.90%
Ingredion, Inc.	9,257	1,255,434
McCormick & Co., Inc.	25,349	1,921,961
Pilgrim's Pride Corp.	18,328	824,394
		4,001,789
Gas Utilities–0.35%
UGI Corp.	43,172	1,572,324
		1,572,324
Ground Transportation–1.57%
Canadian Pacific Kansas City Ltd.	13,899	1,101,774
†Lyft, Inc. Class A	16,552	260,860
Old Dominion Freight Line, Inc.	8,917	1,447,229
Ryder System, Inc.	9,501	1,510,659
†Uber Technologies, Inc.	18,311	1,708,416
Union Pacific Corp.	4,215	969,787
		6,998,725
Health Care Equipment & Supplies–1.35%
Abbott Laboratories	14,481	1,969,561
†Boston Scientific Corp.	7,063	758,637
†IDEXX Laboratories, Inc.	2,287	1,226,609
Stryker Corp.	5,209	2,060,837
		6,015,644
Health Care Providers & Services–0.70%
Cencora, Inc.	3,376	1,012,294
McKesson Corp.	1,978	1,449,439
UnitedHealth Group, Inc.	2,195	684,774
		3,146,507
Hotels, Restaurants & Leisure–0.65%
Booking Holdings, Inc.	340	1,968,342
Starbucks Corp.	10,327	946,263
		2,914,605
Household Products–1.61%
Colgate-Palmolive Co.	13,206	1,200,425
Kimberly-Clark Corp.	4,839	623,844
Procter & Gamble Co.	33,699	5,368,925
		7,193,194
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–1.22%
3M Co.	10,088	$1,535,797
Honeywell International, Inc.	16,854	3,924,960
		5,460,757
Industrial REITs–0.18%
First Industrial Realty Trust, Inc.	16,974	816,959
		816,959
Insurance–2.10%
Assured Guaranty Ltd.	9,357	814,995
Axis Capital Holdings Ltd.	7,079	734,942
Old Republic International Corp.	35,348	1,358,777
Progressive Corp.	5,506	1,469,331
Travelers Cos., Inc.	15,834	4,236,228
Unum Group	9,822	793,225
		9,407,498
Interactive Media & Services–7.13%
Alphabet, Inc. Class A	85,394	15,092,310
Meta Platforms, Inc. Class A	22,726	16,773,833
		31,866,143
IT Services–0.47%
†Twilio, Inc. Class A	8,018	997,119
VeriSign, Inc.	3,899	1,126,031
		2,123,150
Life Sciences Tools & Services–0.46%
†Medpace Holdings, Inc.	1,421	445,995
Thermo Fisher Scientific, Inc.	3,925	1,591,430
		2,037,425
Machinery–0.29%
Allison Transmission Holdings, Inc.	13,514	1,283,695
		1,283,695
Media–0.11%
Comcast Corp. Class A	14,054	501,587
		501,587
Metals & Mining–0.69%
Newmont Corp.	23,921	1,393,638
Reliance, Inc.	2,448	768,427
Steel Dynamics, Inc.	7,042	901,446
		3,063,511
Multi-Utilities–0.11%
WEC Energy Group, Inc.	4,551	474,214
		474,214
Oil, Gas & Consumable Fuels–2.64%
Cheniere Energy, Inc.	5,455	1,328,402
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	10,035	$1,436,912
EOG Resources, Inc.	11,109	1,328,747
EQT Corp.	20,837	1,215,214
Exxon Mobil Corp.	34,169	3,683,418
Kinder Morgan, Inc.	65,373	1,921,966
Ovintiv, Inc.	23,541	895,735
		11,810,394
Passenger Airlines–0.23%
†United Airlines Holdings, Inc.	13,045	1,038,773
		1,038,773
Pharmaceuticals–2.59%
Bristol-Myers Squibb Co.	30,404	1,407,401
Eli Lilly & Co.	6,747	5,259,489
†Jazz Pharmaceuticals PLC	5,598	594,060
Johnson & Johnson	28,359	4,331,837
		11,592,787
Professional Services–1.00%
Automatic Data Processing, Inc.	11,478	3,539,815
Genpact Ltd.	20,866	918,313
		4,458,128
Semiconductors & Semiconductor Equipment–11.39%
Applied Materials, Inc.	9,102	1,666,303
ASML Holding NV	4,287	3,435,559
Broadcom, Inc.	39,401	10,860,886
†Cirrus Logic, Inc.	9,446	984,793
Lam Research Corp.	8,164	794,684
NVIDIA Corp.	180,642	28,539,629
QUALCOMM, Inc.	10,832	1,725,104
Skyworks Solutions, Inc.	15,559	1,159,457
Texas Instruments, Inc.	8,416	1,747,330
		50,913,745
Software–12.08%
†Adobe, Inc.	4,172	1,614,063
†AppLovin Corp. Class A	3,542	1,239,983
†Docusign, Inc.	14,911	1,161,418
†Dropbox, Inc. Class A	46,783	1,337,994
†Fair Isaac Corp.	689	1,259,464
Gen Digital, Inc.	36,947	1,086,242
Microsoft Corp.	68,662	34,153,165
Oracle Corp.	6,031	1,318,558
†Palantir Technologies, Inc. Class A	14,260	1,943,923
†Palo Alto Networks, Inc.	7,540	1,542,986
Pegasystems, Inc.	24,336	1,317,308
†RingCentral, Inc. Class A	33,657	954,176
†ServiceNow, Inc.	1,153	1,185,376
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synopsys, Inc.	5,925	$3,037,629
†Zoom Communications, Inc. Class A	10,366	808,341
		53,960,626
Specialized REITs–0.70%
American Tower Corp.	9,899	2,187,877
VICI Properties, Inc.	28,399	925,807
		3,113,684
Specialty Retail–2.28%
Gap, Inc.	51,061	1,113,640
Home Depot, Inc.	3,467	1,271,141
Lowe's Cos., Inc.	6,732	1,493,629
TJX Cos., Inc.	46,385	5,728,084
†Ulta Beauty, Inc.	1,233	576,822
		10,183,316
Technology Hardware, Storage & Peripherals–4.85%
Apple, Inc.	105,707	21,687,905
		21,687,905
Textiles, Apparel & Luxury Goods–0.60%
†Crocs, Inc.	9,406	952,640
PVH Corp.	9,357	641,890
Tapestry, Inc.	12,201	1,071,370
		2,665,900
Tobacco–0.36%
Altria Group, Inc.	27,433	1,608,397
		1,608,397
Trading Companies & Distributors–0.23%
Fastenal Co.	24,670	1,036,140
		1,036,140
Wireless Telecommunication Services–0.45%
T-Mobile U.S., Inc.	8,432	2,009,008
		2,009,008
Total Common Stock (Cost $244,204,813)		427,337,888

MONEY MARKET FUND–4.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	18,970,773	18,970,773
Total Money Market Fund (Cost $18,970,773)		18,970,773

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.88% (Cost $263,175,586)	$446,308,661
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	534,567
NET ASSETS APPLICABLE TO 25,328,159 SHARES OUTSTANDING–100.00%	$446,843,228
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($4,007,605 / 226,149 Shares)	$17.721
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($442,835,623 / 25,102,010 Shares)	$17.641
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$209,351,641
Distributable earnings/(accumulated loss)	237,491,587
TOTAL NET ASSETS	$446,843,228

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,160,217 cash collateral held at broker for futures contracts, $15,432 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $68,273 variation margin due from broker on futures contracts, $551,984 payable for fund shares redeemed,
$15,279 other accrued expenses payable, $353,386 due to manager and affiliates, $16,204 payable for audit fee and $27,927 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
4	CME E-mini Russell 2000 Index Futures	$438,340	$430,551	9/19/25	$7,789	$—
45	CME E-mini S&P 500 Index Futures	14,070,938	13,675,680	9/19/25	395,258	—
3	CME E-mini S&P MidCap 400 Index Futures	937,650	923,640	9/19/25	14,010	—
Total Futures Contracts					$417,057	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$3,239,296
Foreign taxes withheld	(2,724)
3,236,572
EXPENSES:
Management fees	1,410,162
Distribution fees-Service Class	764,864
Shareholder servicing fees	63,898
Accounting and administration expenses	60,641
Professional fees	25,345
Reports and statements to shareholders	7,307
Trustees’ fees and expenses	6,879
Custodian fees	6,050
Consulting fees	5,546
Pricing fees	860
Other	6,592
2,358,144
Less:
Management fees waived	(77,118)
Expenses reimbursed	(94,983)
Total operating expenses	2,186,043
NET INVESTMENT INCOME	1,050,529
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	22,175,428
Foreign currencies	51
Futures contracts	(21,925,982)
Net realized gain	249,497
Net change in unrealized appreciation (depreciation) of:
Investments	(1,554,361)
Foreign currencies	2
Futures contracts	1,321,910
Net change in unrealized appreciation (depreciation)	(232,449)
NET REALIZED AND UNREALIZED GAIN	17,048
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,067,577
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,050,529	$2,297,918
Net realized gain	249,497	65,015,638
Net change in unrealized appreciation (depreciation)	(232,449)	29,814,459
Net increase in net assets resulting from operations	1,067,577	97,128,015
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(208,329)
Service Class	—	(25,292,647)
	—	(25,500,976)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	578,511	1,693,114
Service Class	9,513,797	9,688,513
Reinvestment of dividends and distributions:
Standard Class	—	208,329
Service Class	—	25,292,647
	10,092,308	36,882,603
Cost of shares redeemed:
Standard Class	(370,844)	(277,475)
Service Class	(39,024,564)	(121,266,012)
	(39,395,408)	(121,543,487)
Decrease in net assets derived from capital share transactions	(29,303,100)	(84,660,884)
NET DECREASE IN NET ASSETS	(28,235,523)	(13,033,845)
NET ASSETS:
Beginning of period	475,078,751	488,112,596
End of period	$446,843,228	$475,078,751
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$17.656	$15.289	$13.263	$18.018	$14.930	$13.638
Income (loss) from investment operations:
Net investment income[3]	0.070	0.141	0.149	0.131	0.083	0.121
Net realized and unrealized gain (loss)	(0.005)	3.241	2.769	(3.297)	3.208	1.820
Total from investment operations	0.065	3.382	2.918	(3.166)	3.291	1.941
Less dividends and distributions from:
Net investment income	—	(0.151)	(0.156)	(0.129)	(0.095)	(0.123)
Net realized gain	—	(0.864)	(0.736)	(1.460)	(0.108)	(0.526)
Total dividends and distributions	—	(1.015)	(0.892)	(1.589)	(0.203)	(0.649)
Net asset value, end of period	$17.721	$17.656	$15.289	$13.263	$18.018	$14.930
Total return[4]	0.37%	22.29%	22.54%	(17.45% )[5]	22.04%	14.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,008	$3,738	$1,829	$1,635	$2,063	$1,786
Ratio of expenses to average net assets	0.65%	0.66%	0.68%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.72%	0.73%	0.73%	0.72%	0.73%
Ratio of net investment income to average net assets	0.82%	0.81%	1.04%	0.85%	0.49%	0.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.74%	0.75%	0.99%	0.80%	0.45%	0.86%
Portfolio turnover	18%	49%	14%	22%	19%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.66)%.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$17.607	$15.249	$13.233	$17.980	$14.900	$13.617
Income (loss) from investment operations:
Net investment income[3]	0.040	0.079	0.098	0.078	0.024	0.074
Net realized and unrealized gain (loss)	(0.006)	3.230	2.758	(3.288)	3.197	1.811
Total from investment operations	0.034	3.309	2.856	(3.210)	3.221	1.885
Less dividends and distributions from:
Net investment income	—	(0.087)	(0.104)	(0.077)	(0.033)	(0.076)
Net realized gain	—	(0.864)	(0.736)	(1.460)	(0.108)	(0.526)
Total dividends and distributions	—	(0.951)	(0.840)	(1.537)	(0.141)	(0.602)
Net asset value, end of period	$17.641	$17.607	$15.249	$13.233	$17.980	$14.900
Total return[4]	0.19%	21.86%	22.11%	(17.74% )[5]	21.62%	14.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$442,836	$471,340	$486,284	$472,348	$621,683	$582,318
Ratio of expenses to average net assets	1.00%	1.01%	1.03%	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.07%	1.08%	1.08%	1.07%	1.08%
Ratio of net investment income to average net assets	0.47%	0.46%	0.69%	0.50%	0.14%	0.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.39%	0.40%	0.64%	0.45%	0.10%	0.51%
Portfolio turnover	18%	49%	14%	22%	19%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	In 2022, 0.22% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.96)%.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-8

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $55 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.035% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.645% of the Fund’s average daily net assets for the Standard Class and 0.995% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$217,479	$216,077	$191,981	$625,537
ClearBridge Investments, LLC ("ClearBridge") and Franklin Advisers, Inc (“FAV”) are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays ClearBridge and FAV a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-9

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$19,074
Legal	2,907
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,848 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$15,432
Management fees payable to LFI	217,831
Distribution fees payable to LFD	124,900
Printing and mailing fees payable to Lincoln Life	214
Shareholder servicing fees payable to Lincoln Life	10,441
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$75,400,843
Sales	117,618,498
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$263,175,586
Aggregate unrealized appreciation of investments and derivatives	$187,530,855
Aggregate unrealized depreciation of investments and derivatives	(3,980,723)
Net unrealized appreciation of investments and derivatives	$183,550,132
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$9,065,904	$—	$—	$9,065,904
Automobiles	4,992,166	—	—	4,992,166
Banks	20,141,466	—	—	20,141,466
Beverages	3,861,651	—	—	3,861,651
Biotechnology	11,199,084	—	—	11,199,084
Broadline Retail	16,720,405	—	—	16,720,405
Building Products	1,635,458	—	—	1,635,458
Capital Markets	10,526,948	—	—	10,526,948
Chemicals	8,400,445	—	—	8,400,445
Commercial Services & Supplies	3,417,655	—	— *	3,417,655
Communications Equipment	2,236,325	—	—	2,236,325
Construction & Engineering	1,630,880	—	—	1,630,880
Construction Materials	2,937,876	—	—	2,937,876
Consumer Staples Distribution & Retail	12,608,129	—	—	12,608,129
Containers & Packaging	2,223,338	—	—	2,223,338
Diversified Telecommunication Services	1,803,772	—	—	1,803,772
Electric Utilities	3,605,564	—	—	3,605,564
Electrical Equipment	7,228,617	—	—	7,228,617
Entertainment	13,515,925	—	—	13,515,925
Financial Services	24,629,750	—	—	24,629,750
Food Products	4,001,789	—	—	4,001,789
Gas Utilities	1,572,324	—	—	1,572,324
Ground Transportation	6,998,725	—	—	6,998,725
Health Care Equipment & Supplies	6,015,644	—	—	6,015,644
Health Care Providers & Services	3,146,507	—	—	3,146,507
Hotels, Restaurants & Leisure	2,914,605	—	—	2,914,605
Household Products	7,193,194	—	—	7,193,194
Industrial Conglomerates	5,460,757	—	—	5,460,757
Industrial REITs	816,959	—	—	816,959
Insurance	9,407,498	—	—	9,407,498
Interactive Media & Services	31,866,143	—	—	31,866,143
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-11

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
IT Services	$2,123,150	$—	$—	$2,123,150
Life Sciences Tools & Services	2,037,425	—	—	2,037,425
Machinery	1,283,695	—	—	1,283,695
Media	501,587	—	—	501,587
Metals & Mining	3,063,511	—	—	3,063,511
Multi-Utilities	474,214	—	—	474,214
Oil, Gas & Consumable Fuels	11,810,394	—	—	11,810,394
Passenger Airlines	1,038,773	—	—	1,038,773
Pharmaceuticals	11,592,787	—	—	11,592,787
Professional Services	4,458,128	—	—	4,458,128
Semiconductors & Semiconductor Equipment	50,913,745	—	—	50,913,745
Software	53,960,626	—	—	53,960,626
Specialized REITs	3,113,684	—	—	3,113,684
Specialty Retail	10,183,316	—	—	10,183,316
Technology Hardware, Storage & Peripherals	21,687,905	—	—	21,687,905
Textiles, Apparel & Luxury Goods	2,665,900	—	—	2,665,900
Tobacco	1,608,397	—	—	1,608,397
Trading Companies & Distributors	1,036,140	—	—	1,036,140
Wireless Telecommunication Services	2,009,008	—	—	2,009,008
Money Market Fund	18,970,773	—	—	18,970,773
Total Investments	$446,308,661	$—	$—	$446,308,661
Derivatives:

Assets:
Futures Contracts	$417,057	$—	$—	$417,057

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	35,573	96,052
Service Class	571,732	572,212
Shares reinvested:
Standard Class	—	11,924
Service Class	—	1,454,449
	607,305	2,134,637
Shares redeemed:
Standard Class	(21,164)	(15,871)
Service Class	(2,239,419)	(7,147,051)
	(2,260,583)	(7,162,922)
Net decrease	(1,653,278)	(5,028,285)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$417,057	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(21,925,982)	$1,321,910
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,859,375	$18,986,179
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-13

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-14

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Dimensional International Core Equity Fund

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.85%
Australia–6.14%
†29Metals Ltd.	118,430	$22,899
Accent Group Ltd.	46,710	42,912
Acrow Ltd.	29,128	18,992
Adairs Ltd.	16,311	22,454
AGL Energy Ltd.	27,208	174,470
†Ainsworth Game Technology Ltd.	6,705	3,978
†Alkane Resources Ltd.	24,815	11,774
†Alliance Aviation Services Ltd.	9,515	16,470
ALS Ltd.	21,656	243,944
†AMA Group Ltd.	183,387	12,673
Amotiv Ltd.	12,973	68,411
AMP Ltd.	265,383	220,142
†Amplitude Energy Ltd.	288,613	39,890
Ampol Ltd.	12,059	204,375
Ansell Ltd.	10,726	213,849
ANZ Group Holdings Ltd.	46,903	899,449
APA Group	32,562	175,078
†Appen Ltd.	7,413	5,468
ARB Corp. Ltd.	6,143	132,190
Aristocrat Leisure Ltd.	7,117	304,926
ARN Media Ltd.	22,200	6,867
†Articore Group Ltd.	8,524	1,117
ASX Ltd.	2,506	115,064
Atlas Arteria Ltd.	43,963	147,341
AUB Group Ltd.	7,361	172,255
†Audinate Group Ltd.	3,066	15,097
†Aurelia Metals Ltd.	90,985	11,378
Aurizon Holdings Ltd.	182,420	363,866
Aussie Broadband Ltd.	17,641	45,505
†Austal Ltd.	43,411	179,822
†Australian Agricultural Co. Ltd.	17,102	15,533
Australian Clinical Labs Ltd.	21,006	38,418
Australian Ethical Investment Ltd.	7,408	31,147
†Baby Bunting Group Ltd.	5,130	6,213
Bank of Queensland Ltd.	57,363	293,664
Bapcor Ltd.	19,286	63,502
Beach Energy Ltd.	126,125	109,429
Bega Cheese Ltd.	30,567	109,869
Bell Financial Group Ltd.	20,472	15,427
†Bellevue Gold Ltd.	45,336	27,322
Bendigo & Adelaide Bank Ltd.	41,860	348,217
BHP Group Ltd.	101,610	2,444,492
BHP Group Ltd. ADR	32,090	1,543,208
BHP Group Ltd. Class DI	7,776	186,180
†Black Cat Syndicate Ltd.	64,134	32,900
BlueScope Steel Ltd.	17,309	263,764
Brambles Ltd.	50,220	775,587
Bravura Solutions Ltd.	23,881	34,913
Breville Group Ltd.	7,609	147,821
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Brickworks Ltd.	9,645	$218,402
†Capricorn Metals Ltd.	40,328	256,869
CAR Group Ltd.	1,512	37,236
Cedar Woods Properties Ltd.	3,769	17,567
†Cettire Ltd.	20,920	4,687
†Chalice Mining Ltd.	22,674	25,312
Challenger Ltd.	56,938	303,011
Champion Iron Ltd.	26,804	73,847
†Chrysos Corp. Ltd.	2,857	8,847
Cleanaway Waste Management Ltd.	173,056	310,101
ClearView Wealth Ltd.	34,077	10,317
Clinuvel Pharmaceuticals Ltd.	1,998	13,650
†Coast Entertainment Holdings Ltd.	56,288	14,077
Cochlear Ltd.	1,570	310,508
Codan Ltd.	8,979	118,779
†Cogstate Ltd.	4,311	4,951
Coles Group Ltd.	48,316	662,515
Collins Foods Ltd.	10,696	65,461
Commonwealth Bank of Australia	11,664	1,419,605
Computershare Ltd.	19,011	498,736
†Core Lithium Ltd.	320,668	20,685
Coronado Global Resources, Inc.	42,154	3,749
Corporate Travel Management Ltd.	8,685	79,090
CSL Ltd.	5,646	891,845
Dalrymple Bay Infrastructure Ltd.	4,869	13,623
Data#3 Ltd.	14,663	73,442
†Develop Global Ltd.	9,081	29,488
Dicker Data Ltd.	7,913	42,090
Domain Holdings Australia Ltd.	25,059	72,458
Domino's Pizza Enterprises Ltd.	4,529	57,470
Downer EDI Ltd.	63,399	263,516
Duratec Ltd.	14,234	13,477
Dyno Nobel Ltd.	139,191	246,365
Eagers Automotive Ltd.	12,785	146,957
=†Elanor Investor Group	7,930	804
Elders Ltd.	23,765	98,616
†Electro Optic Systems Holdings Ltd.	8,726	16,386
†Emeco Holdings Ltd.	23,831	13,024
†Emerald Resources NL	43,531	113,606
†EML Payments Ltd.	25,538	19,608
Endeavour Group Ltd.	130,927	345,600
†Energy World Corp. Ltd.	57,823	794
Enero Group Ltd.	5,128	2,304
EQT Holdings Ltd.	1,794	40,189
LVIP Dimensional International Core Equity Fund-1

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Euroz Hartleys Group Ltd.	6,413	$4,258
Evolution Mining Ltd.	128,892	671,050
EVT Ltd.	9,381	102,792
†FleetPartners Group Ltd.	23,440	47,207
Fleetwood Ltd.	8,185	13,903
Flight Centre Travel Group Ltd.	13,918	114,222
Fortescue Ltd.	64,258	645,936
G8 Education Ltd.	76,969	59,812
†Genesis Minerals Ltd.	39,351	113,130
Gold Road Resources Ltd.	125,250	272,094
GR Engineering Services Ltd.	8,627	18,453
GrainCorp Ltd. Class A	19,403	99,402
Grange Resources Ltd.	19,800	2,346
GWA Group Ltd.	21,802	34,454
Hansen Technologies Ltd.	14,725	48,322
Harvey Norman Holdings Ltd.	45,282	157,104
Healius Ltd.	57,785	29,867
Helia Group Ltd.	31,524	116,865
HUB24 Ltd.	2,110	123,828
IDP Education Ltd.	8,769	21,232
IGO Ltd.	34,275	94,428
Iluka Resources Ltd.	35,372	88,744
Imdex Ltd.	54,450	97,485
†Immutep Ltd. ADR	4,950	8,118
Infomedia Ltd.	19,919	15,543
Inghams Group Ltd.	35,938	83,974
†Insignia Financial Ltd.	57,131	136,116
Insurance Australia Group Ltd.	95,978	570,591
Integral Diagnostics Ltd.	27,556	46,088
IPH Ltd.	11,201	33,747
IRESS Ltd.	18,965	99,794
IVE Group Ltd.	13,275	25,162
JB Hi-Fi Ltd.	4,968	361,006
Johns Lyng Group Ltd.	9,912	20,708
†Judo Capital Holdings Ltd.	44,277	45,619
Jumbo Interactive Ltd.	1,085	6,997
Jupiter Mines Ltd.	61,368	8,078
Karoon Energy Ltd.	58,285	73,552
Kelsian Group Ltd.	11,385	28,438
Kogan.com Ltd.	9,994	24,746
Lendlease Corp. Ltd.	70,964	251,476
Lifestyle Communities Ltd.	6,487	29,910
Lottery Corp. Ltd.	80,203	281,354
Lovisa Holdings Ltd.	2,892	60,295
Lycopodium Ltd.	1,603	10,928
†Lynas Rare Earths Ltd.	23,173	132,091
Maas Group Holdings Ltd.	4,542	12,688
Macmahon Holdings Ltd.	102,720	20,709
Macquarie Group Ltd.	3,936	591,997
†Macquarie Technology Group Ltd. Class L	972	42,558
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Magellan Financial Group Ltd.	20,549	$115,886
†Mayne Pharma Group Ltd.	10,321	33,928
McMillan Shakespeare Ltd.	3,253	33,267
†McPherson's Ltd.	9,847	1,620
Medibank Pvt Ltd.	83,355	276,814
†Megaport Ltd.	3,030	28,812
†Mesoblast Ltd.	37,595	40,886
Metcash Ltd.	118,955	306,182
†Michael Hill International Ltd.	14,556	3,923
†Mineral Resources Ltd.	7,577	107,651
Monadelphous Group Ltd.	10,490	121,213
Monash IVF Group Ltd.	48,981	22,751
†Mount Gibson Iron Ltd.	40,070	7,120
Myer Holdings Ltd.	140,226	55,869
MyState Ltd.	16,146	44,724
†Nanosonics Ltd.	3,177	8,465
National Australia Bank Ltd.	45,440	1,177,705
Netwealth Group Ltd.	8,128	179,739
†Neuren Pharmaceuticals Ltd.	1,272	11,824
New Hope Corp. Ltd.	58,705	142,959
†NEXTDC Ltd.	17,348	165,593
nib holdings Ltd.	36,492	169,862
Nick Scali Ltd.	9,300	111,554
Nickel Industries Ltd.	170,602	78,186
Nine Entertainment Co. Holdings Ltd.	114,713	122,667
Northern Star Resources Ltd.	47,218	583,243
†Novonix Ltd.	3,822	955
NRW Holdings Ltd.	46,732	91,986
†Nufarm Ltd.	28,808	46,747
†Nuix Ltd.	12,142	17,496
Objective Corp. Ltd.	1,940	24,464
†OFX Group Ltd.	15,689	7,755
OM Holdings Ltd.	23,197	4,275
†Omni Bridgeway Ltd.	13,858	12,222
oOh!media Ltd.	48,209	54,627
†Ora Banda Mining Ltd.	34,163	17,504
Orica Ltd.	49,139	630,967
Origin Energy Ltd.	51,991	369,548
Orora Ltd.	149,724	186,536
†Pantoro Gold Ltd.	30,098	61,132
Peet Ltd.	38,309	42,971
=†Peninsula Energy Ltd.	19,575	7,988
†PeopleIN Ltd.	6,712	3,244
Perenti Ltd.	80,124	85,588
Perpetual Ltd.	9,840	117,010
Perseus Mining Ltd.	165,494	375,868
†PEXA Group Ltd.	10,825	96,817
†Pilbara Minerals Ltd.	68,415	60,268
LVIP Dimensional International Core Equity Fund-2

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Pinnacle Investment Management Group Ltd.	910	$12,297
Platinum Asset Management Ltd.	63,966	19,366
†PointsBet Holdings Ltd.	5,076	3,962
Praemium Ltd.	19,514	8,222
Premier Investments Ltd.	9,919	132,110
Pro Medicus Ltd.	2,725	509,942
Propel Funeral Partners Ltd.	4,499	13,409
PWR Holdings Ltd.	5,986	27,322
Qantas Airways Ltd.	20,393	144,068
QBE Insurance Group Ltd.	71,425	1,099,882
Qube Holdings Ltd.	85,374	240,655
Ramelius Resources Ltd.	129,571	218,182
Ramsay Health Care Ltd.	10,610	256,320
REA Group Ltd.	1,419	224,711
Reece Ltd.	8,182	77,313
Regal Partners Ltd.	4,484	6,408
Regis Healthcare Ltd.	9,658	49,809
†Regis Resources Ltd.	78,279	229,754
Reject Shop Ltd.	2,536	11,149
Reliance Worldwide Corp. Ltd.	65,331	176,251
†Resolute Mining Ltd.	188,886	76,951
†Retail Food Group Ltd.	5,148	6,807
Ridley Corp. Ltd.	43,411	84,046
Rio Tinto Ltd.	14,115	999,204
†RPMGlobal Holdings Ltd.	15,918	30,468
†Sandfire Resources Ltd.	47,779	354,962
Santos Ltd.	247,171	1,246,202
SEEK Ltd.	7,295	115,449
†Select Harvests Ltd.	14,731	39,841
Servcorp Ltd.	2,368	8,930
Service Stream Ltd.	54,665	71,303
†Seven West Media Ltd.	80,912	7,722
SGH Ltd.	6,045	215,287
Shaver Shop Group Ltd.	10,483	9,211
Sigma Healthcare Ltd.	159,184	313,321
Sims Ltd.	10,907	110,224
SmartGroup Corp. Ltd.	6,414	31,129
Sonic Healthcare Ltd.	18,668	329,512
South32 Ltd.	166,271	317,727
†Southern Cross Media Group Ltd.	16,431	5,786
SRG Global Ltd.	75,626	85,972
Stanmore Resources Ltd.	23,895	29,421
†Star Entertainment Group Ltd.	219,853	19,579
Steadfast Group Ltd.	40,873	161,884
†Strike Energy Ltd.	83,707	8,276
Suncorp Group Ltd.	39,080	556,954
Super Retail Group Ltd.	17,575	164,759
†Superloop Ltd.	15,056	29,863
†Syrah Resources Ltd.	50,689	8,504
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Tabcorp Holdings Ltd.	125,239	$58,890
Technology One Ltd.	13,960	376,301
†Telix Pharmaceuticals Ltd.	3,758	60,363
Telstra Group Ltd.	101,809	324,630
=†Ten Sixty Four Ltd.	34,142	2,472
TPG Telecom Ltd.	25,392	89,085
Transurban Group	37,191	342,193
Treasury Wine Estates Ltd.	41,410	213,061
†Tuas Ltd.	11,966	46,909
†Tyro Payments Ltd.	63,690	36,908
Universal Store Holdings Ltd.	2,598	13,325
†Vault Minerals Ltd.	356,296	100,172
Ventia Services Group Pty. Ltd.	80,878	275,845
Viva Energy Group Ltd.	77,576	110,379
†Vulcan Energy Resources Ltd.	9,297	22,311
†WEB Travel Group Ltd.	20,237	59,180
†Webjet Group Ltd.	46,935	27,837
Wesfarmers Ltd.	17,922	1,000,179
†West African Resources Ltd.	136,558	207,431
Westgold Resources Ltd.	83,286	158,609
Westpac Banking Corp.	54,183	1,207,551
Whitehaven Coal Ltd.	54,948	196,149
WiseTech Global Ltd.	2,924	209,697
Woodside Energy Group Ltd.	62,603	967,023
Woodside Energy Group Ltd. ADR	9,552	147,387
Woolworths Group Ltd.	21,965	449,927
Worley Ltd.	30,037	258,650
XRF Scientific Ltd.	17,186	20,789
Yancoal Australia Ltd.	41,066	156,041
		45,667,274
Austria–0.66%
Agrana Beteiligungs AG	1,444	22,474
†ams-OSRAM AG	5,969	80,453
ANDRITZ AG	6,689	498,182
†AT&S Austria Technologie & Systemtechnik AG	1,508	30,494
BAWAG Group AG	7,025	898,367
CA Immobilien Anlagen AG	1,135	32,523
†DO & Co. AG	520	111,088
Erste Group Bank AG	7,346	625,330
†Eurotelesites AG	3,469	20,758
Fabasoft AG	435	8,036
†Lenzing AG	1,510	42,957
Mayr Melnhof Karton AG	589	53,106
Oesterreichische Post AG	3,597	128,382
OMV AG	14,917	811,204
Palfinger AG	713	30,109
LVIP Dimensional International Core Equity Fund-3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
†POLYTEC Holding AG	1,389	$5,367
Porr AG	1,155	38,548
Raiffeisen Bank International AG	4,575	139,943
RHI Magnesita NV	752	30,652
Schoeller-Bleckmann Oilfield Equipment AG	676	24,031
Semperit AG Holding	457	7,081
Strabag SE	1,033	98,363
Telekom Austria AG	10,299	117,071
†UBM Development AG	240	5,937
UNIQA Insurance Group AG	8,361	113,405
Verbund AG	1,806	138,749
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,355	224,266
voestalpine AG	10,155	286,360
Wienerberger AG	7,225	270,013
Zumtobel Group AG	1,947	11,178
		4,904,427
Belgium–1.00%
Ackermans & van Haaren NV	2,336	598,019
Ageas SA	13,927	942,128
†AGFA-Gevaert NV	14,619	18,150
Anheuser-Busch InBev SA	24,124	1,659,741
†Atenor	896	2,871
Azelis Group NV	6,407	102,424
Barco NV	2,553	37,412
Bekaert SA	2,166	89,613
†bpost SA	6,706	16,692
Cie d'Entreprises CFE	740	7,549
CMB Tech NV	3,140	28,323
Colruyt Group NV	3,568	154,404
Deceuninck NV	7,755	18,889
Deme Group NV	740	112,636
D'ieteren Group	455	97,984
Econocom Group SA NV	6,908	15,852
Elia Group SA	1,420	164,002
EVS Broadcast Equipment SA	1,163	48,750
Fagron	7,355	194,666
Greenyard NV	1,186	10,226
†Immobel SA	390	8,637
Jensen-Group NV	278	17,552
KBC Group NV	10,699	1,104,239
Kinepolis Group NV	664	28,140
Lotus Bakeries NV	23	221,626
Melexis NV	850	72,454
†Ontex Group NV	7,771	62,347
†Orange Belgium SA	1,619	32,135
Proximus SADP	11,365	110,861
Recticel SA	2,992	36,092
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Sipef NV	408	$30,590
Solvay SA	8,032	278,203
Syensqo SA	4,764	369,040
Tessenderlo Group SA	1,567	46,765
UCB SA	1,994	392,335
Umicore SA	11,683	172,414
Van de Velde NV	509	20,036
VGP NV	684	69,186
What's Cooking BV	51	6,375
†X-Fab Silicon Foundries SE	4,109	32,574
		7,431,932
Bermuda–0.01%
Conduit Holdings Ltd.	9,207	47,476
		47,476
Britain–0.03%
Hargreaves Services PLC	2,415	24,794
Travis Perkins PLC	15,128	126,126
Wickes Group PLC	22,473	69,253
		220,173
Canada–11.16%
†5N Plus, Inc.	6,300	41,360
Acadian Timber Corp.	800	10,404
ADENTRA, Inc.	720	15,254
ADF Group, Inc.	1,700	9,887
†Advantage Energy Ltd.	16,293	141,543
Aecon Group, Inc.	6,400	96,676
Ag Growth International, Inc.	1,200	36,703
AGF Management Ltd. Class B	5,000	48,540
Agnico Eagle Mines Ltd.	16,817	2,000,046
†Aimia, Inc.	2,700	5,393
†Air Canada	8,986	139,038
AirBoss of America Corp.	1,300	4,487
Alamos Gold, Inc. Class A	15,545	413,010
Algoma Central Corp.	1,600	18,976
Algoma Steel Group, Inc.	4,452	30,674
Algonquin Power & Utilities Corp.	39,629	227,007
Alimentation Couche-Tard, Inc.	16,000	795,330
AltaGas Ltd.	22,334	648,330
Altius Minerals Corp.	1,400	28,149
Altus Group Ltd.	1,496	57,885
Amerigo Resources Ltd.	14,300	22,788
Andlauer Healthcare Group, Inc.	1,998	77,191
Andrew Peller Ltd. Class A	1,500	5,794
ARC Resources Ltd.	45,153	951,968
†Aritzia, Inc.	9,200	476,637
Atco Ltd. Class I	5,000	186,451
LVIP Dimensional International Core Equity Fund-4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Athabasca Oil Corp.	60,142	$249,092
AtkinsRealis Group, Inc.	5,527	387,651
†ATS Corp.	2,581	82,308
†Aurora Cannabis, Inc.	6,831	28,963
†AutoCanada, Inc.	1,479	23,807
B2Gold Corp.	129,968	469,574
Badger Infrastructure Solutions Ltd.	3,000	104,821
Bank of Montreal	16,112	1,783,029
Bank of Nova Scotia	28,373	1,568,438
Barrick Mining Corp.	49,665	1,034,025
†Bausch & Lomb Corp.	1,231	16,015
†Bausch Health Cos., Inc.	12,220	81,385
Baytex Energy Corp.	24,468	43,842
BCE, Inc.	2,401	53,230
Birchcliff Energy Ltd.	18,053	99,031
Bird Construction, Inc.	6,578	139,072
Black Diamond Group Ltd.	4,000	29,051
†BlackBerry Ltd.	2,334	10,729
BMTC Group, Inc.	600	6,301
†Bombardier, Inc. Class B	3,808	331,765
†Bonterra Energy Corp.	2,713	6,993
Boralex, Inc. Class A	7,775	180,651
Boyd Group Services, Inc.	1,056	165,874
†Bragg Gaming Group, Inc.	1,500	6,477
Brookfield Corp. Class A	5,861	362,503
BRP, Inc.	1,741	84,495
†CAE, Inc.	12,318	360,582
†Calfrac Well Services Ltd.	2,200	5,541
Calian Group Ltd.	1,300	47,752
Cameco Corp.	2,498	185,427
Canaccord Genuity Group, Inc.	9,326	70,951
†Canacol Energy Ltd.	2,620	5,079
†Canada Goose Holdings, Inc.	2,868	32,093
Canadian Imperial Bank of Commerce	16,582	1,174,503
Canadian National Railway Co.	7,337	763,341
Canadian Natural Resources Ltd.	49,444	1,552,542
Canadian Pacific Kansas City Ltd.	8,825	699,558
Canadian Tire Corp. Ltd. Class A	5,715	778,046
Canadian Utilities Ltd. Class A	6,045	167,267
†Canfor Corp.	7,448	77,338
†Canopy Growth Corp.	7,038	8,586
Capital Power Corp.	8,688	349,625
†Capstone Copper Corp.	39,334	241,478
Cardinal Energy Ltd.	13,600	67,313
Cascades, Inc.	7,059	46,187
†Cavvy Energy Ltd.	11,200	3,043
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
CCL Industries, Inc. Class B	11,719	$683,390
†Celestica, Inc.	4,288	669,400
Cenovus Energy, Inc.	101,231	1,376,742
Centerra Gold, Inc.	26,427	190,379
CES Energy Solutions Corp.	29,601	144,119
CGI, Inc.	7,759	813,471
China Gold International Resources Corp. Ltd.	14,900	135,350
CI Financial Corp.	15,377	357,846
†Cineplex, Inc.	4,200	35,777
Cogeco Communications, Inc.	1,466	76,489
Cogeco, Inc.	600	29,622
Colliers International Group, Inc.	2,014	262,908
Computer Modelling Group Ltd.	4,000	21,179
Constellation Software, Inc.	400	1,466,701
Corby Spirit & Wine Ltd.	700	7,233
†Cronos Group, Inc.	19,611	37,457
Definity Financial Corp.	9,002	524,684
†Denison Mines Corp.	25,260	46,189
dentalcorp Holdings Ltd.	5,524	34,156
†Descartes Systems Group, Inc.	1,244	126,446
Dexterra Group, Inc.	2,620	17,662
†Docebo, Inc.	900	26,086
Dollarama, Inc.	10,416	1,467,610
Doman Building Materials Group Ltd.	9,128	58,451
†Dorel Industries, Inc. Class B	1,100	1,212
DREAM Unlimited Corp. Class A	3,919	59,400
Dundee Precious Metals, Inc.	24,900	400,082
Dye & Durham Ltd.	2,000	14,100
Dynacor Group, Inc.	4,700	15,566
E-L Financial Corp. Ltd.	13,900	164,850
†Eldorado Gold Corp.	23,922	486,664
Emera, Inc.	7,459	341,687
Empire Co. Ltd. Class A	10,959	454,777
Enbridge, Inc.	21,398	969,967
†Endeavour Silver Corp.	3,771	18,553
Enerflex Ltd.	9,500	74,989
Enghouse Systems Ltd.	3,200	54,918
†Ensign Energy Services, Inc.	21,372	35,313
EQB, Inc.	3,312	251,875
†Equinox Gold Corp.	44,971	258,781
†ERO Copper Corp.	6,219	104,920
Evertz Technologies Ltd.	1,800	16,391
LVIP Dimensional International Core Equity Fund-5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Exchange Income Corp.	2,708	$124,746
Exco Technologies Ltd.	2,400	12,214
Extendicare, Inc.	8,400	87,223
Fairfax Financial Holdings Ltd.	314	566,780
Fiera Capital Corp.	10,282	48,475
Finning International, Inc.	15,344	656,014
First Majestic Silver Corp.	37,650	311,366
†First Quantum Minerals Ltd.	28,579	507,675
FirstService Corp.	1,797	313,664
Fortis, Inc.	11,877	566,941
†Fortuna Mining Corp.	37,864	247,675
Franco-Nevada Corp.	2,286	374,721
Frontera Energy Corp.	5,282	25,678
†Galiano Gold, Inc.	4,900	6,225
†GDI Integrated Facility Services, Inc.	1,200	27,926
George Weston Ltd.	2,196	440,426
GFL Environmental, Inc.	2,307	116,411
Gibson Energy, Inc.	18,672	327,711
Gildan Activewear, Inc.	9,150	450,546
†GoGold Resources, Inc.	20,100	29,521
Great-West Lifeco, Inc.	2,045	77,775
†Haivision Systems, Inc.	3,000	11,015
Hammond Power Solutions, Inc.	600	55,266
Headwater Exploration, Inc.	19,954	98,616
High Liner Foods, Inc.	2,452	32,609
†HLS Therapeutics, Inc.	2,317	8,167
Hudbay Minerals, Inc.	33,294	353,253
Hydro One Ltd.	7,800	281,069
iA Financial Corp., Inc.	7,197	789,014
†IAMGOLD Corp.	71,214	523,900
†Imperial Metals Corp.	3,600	12,927
Imperial Oil Ltd.	8,485	674,388
Information Services Corp.	1,000	23,507
Innergex Renewable Energy, Inc.	7,257	73,116
InPlay Oil Corp.	950	6,286
Intact Financial Corp.	4,123	958,728
†Interfor Corp.	3,205	29,514
†International Petroleum Corp.	8,681	140,737
†Ivanhoe Mines Ltd. Class A	7,600	57,094
Jamieson Wellness, Inc.	3,200	83,469
†Journey Energy, Inc.	3,866	5,394
†K92 Mining, Inc.	27,300	307,933
K-Bro Linen, Inc.	800	20,503
†Kelt Exploration Ltd.	13,500	72,767
Keyera Corp.	17,894	585,275
†Kinaxis, Inc.	239	35,544
Kinross Gold Corp.	97,780	1,528,003
†Knight Therapeutics, Inc.	6,900	29,541
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Lassonde Industries, Inc. Class A	400	$61,274
Laurentian Bank of Canada	4,987	114,041
Leon's Furniture Ltd.	2,194	45,161
†Lightspeed Commerce, Inc.	7,805	91,397
Linamar Corp.	2,641	125,674
Loblaw Cos. Ltd.	2,802	463,485
†Lucara Diamond Corp.	28,465	4,703
Lundin Gold, Inc.	14,046	741,625
Lundin Mining Corp.	76,609	805,611
Magellan Aerospace Corp.	1,000	14,173
Magna International, Inc.	16,140	623,165
Mainstreet Equity Corp.	200	27,357
†Major Drilling Group International, Inc.	6,566	42,721
†Mandalay Resources Corp.	5,200	18,329
Manulife Financial Corp.	19,473	622,403
Maple Leaf Foods, Inc.	3,796	79,084
Martinrea International, Inc.	4,900	30,514
†Mattr Corp.	6,434	56,745
†MDA Space Ltd.	4,463	115,070
Medical Facilities Corp.	2,900	33,648
MEG Energy Corp.	16,984	320,909
Meren Energy, Inc.	5,800	7,113
Methanex Corp.	4,975	164,675
Metro, Inc.	7,871	618,293
Morguard Corp.	186	15,471
MTY Food Group, Inc.	1,659	51,777
Mullen Group Ltd.	10,500	109,414
National Bank of Canada	14,403	1,486,256
Neo Performance Materials, Inc.	900	9,616
†New Gold, Inc.	98,300	487,858
†NFI Group, Inc.	3,300	43,717
North American Construction Group Ltd.	1,200	19,202
North West Co., Inc.	5,900	209,138
Northland Power, Inc.	25,436	399,168
Nutrien Ltd.	20,727	1,207,147
†NuVista Energy Ltd.	10,300	113,306
†Obsidian Energy Ltd.	2,900	16,095
OceanaGold Corp.	26,255	370,573
Open Text Corp.	13,834	403,953
OR Royalties, Inc.	6,532	167,928
†Organigram Global, Inc.	1,466	1,979
†Orla Mining Ltd.	11,051	110,731
Pan American Silver Corp.	28,451	807,661
Paramount Resources Ltd. Class A	5,950	94,684
Parex Resources, Inc.	7,512	76,734
Parkland Corp.	11,221	317,410
Pason Systems, Inc.	4,862	43,845
LVIP Dimensional International Core Equity Fund-6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Pembina Pipeline Corp.	11,570	$433,991
Pet Valu Holdings Ltd.	1,700	41,234
Petrus Resources Ltd.	1,100	1,163
Peyto Exploration & Development Corp.	22,795	325,583
PHX Energy Services Corp.	5,110	30,208
Pine Cliff Energy Ltd.	9,500	4,395
Pizza Pizza Royalty Corp.	3,000	33,068
Polaris Renewable Energy, Inc.	2,900	25,619
Pollard Banknote Ltd.	800	12,719
†Precision Drilling Corp.	1,160	54,798
Premium Brands Holdings Corp.	4,539	270,723
Pulse Seismic, Inc.	4,700	10,630
†Quarterhill, Inc.	21,100	21,848
Quebecor, Inc. Class B	11,198	340,853
RB Global, Inc.	5,389	572,258
†Real Matters, Inc.	544	2,221
Restaurant Brands International, Inc.	7,205	477,631
†RF Capital Group, Inc.	445	3,395
Richelieu Hardware Ltd.	3,600	96,731
Rogers Communications, Inc. Class B	14,256	422,834
Rogers Sugar, Inc.	14,422	59,308
Royal Bank of Canada	51,105	6,730,415
Russel Metals, Inc.	6,029	194,141
Sandstorm Gold Ltd.	19,247	180,922
Saputo, Inc.	13,162	269,378
Savaria Corp.	3,400	48,687
Secure Waste Infrastructure Corp.	25,950	296,708
†Shopify, Inc. Class A	3,058	352,727
Sienna Senior Living, Inc.	7,616	106,543
South Bow Corp.	5,041	130,612
†Spartan Delta Corp.	12,630	35,337
Spin Master Corp.	2,766	46,941
Sprott, Inc.	1,133	78,279
†SSR Mining, Inc.	13,025	166,142
Stantec, Inc.	5,077	551,919
Stella-Jones, Inc.	5,346	308,138
StorageVault Canada, Inc.	8,303	24,938
Strathcona Resources Ltd.	508	11,210
Sun Life Financial, Inc.	21,732	1,444,856
Suncor Energy, Inc.	61,652	2,308,867
†SunOpta, Inc.	4,163	24,145
Superior Plus Corp.	13,574	79,545
Sylogist Ltd.	1,458	9,251
Tamarack Valley Energy Ltd.	58,860	208,771
†Taseko Mines Ltd.	37,300	117,636
TC Energy Corp.	8,141	397,199
Teck Resources Ltd. Class B	18,765	757,977
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
TerraVest Industries, Inc.	1,100	$136,596
TFI International, Inc.	3,180	285,378
Thomson Reuters Corp.	1,240	249,401
†Tidewater Midstream & Infrastructure Ltd.	18,184	2,804
†Tilray Brands, Inc.	20,522	8,504
TMX Group Ltd.	6,345	268,943
†Torex Gold Resources, Inc.	11,288	368,212
Toromont Industries Ltd.	6,000	539,262
Toronto-Dominion Bank	30,739	2,257,911
Total Energy Services, Inc.	3,299	26,164
Tourmaline Oil Corp.	15,085	727,802
TransAlta Corp.	25,498	275,094
Transcontinental, Inc. Class A	9,400	144,339
Trican Well Service Ltd.	26,370	87,335
Triple Flag Precious Metals Corp.	2,775	65,740
†Trisura Group Ltd.	1,500	48,775
Vermilion Energy, Inc.	10,323	75,182
VersaBank	900	10,304
Wajax Corp.	2,500	41,876
†Well Health Technologies Corp.	23,405	69,781
†Wesdome Gold Mines Ltd.	15,690	218,571
West Fraser Timber Co. Ltd.	4,571	335,169
†Western Forest Products, Inc.	34,200	10,046
Westshore Terminals Investment Corp.	3,878	75,154
Wheaton Precious Metals Corp.	1,169	104,976
Whitecap Resources, Inc.	114,260	767,756
Winpak Ltd.	2,447	80,216
WSP Global, Inc.	4,104	837,135
Yellow Pages Ltd.	1,229	10,289
		82,967,677
Chile–0.02%
Antofagasta PLC	5,221	129,809
		129,809
China–0.08%
Belimo Holding AG	335	341,466
Yangzijiang Shipbuilding Holdings Ltd.	155,900	272,061
		613,527
Colombia–0.00%
†Gran Tierra Energy, Inc.	3,367	16,072
		16,072
LVIP Dimensional International Core Equity Fund-7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Cyprus–0.00%
Atalaya Mining Copper SA	5,531	$34,480
		34,480
Denmark–2.42%
†ALK-Abello AS	11,764	347,090
Alm Brand AS	89,666	239,534
Ambu AS Class B	14,549	228,827
AP Moller - Maersk AS Class A	99	182,651
AP Moller - Maersk AS Class B	127	236,182
†Bang & Olufsen AS	8,549	18,195
†Bavarian Nordic AS	9,454	252,060
†Better Collective AS	3,283	45,492
†Cadeler AS	3,853	19,173
Carlsberg AS Class B	3,966	561,916
cBrain AS	1,143	38,799
Chemometec AS	1,134	104,664
Coloplast AS Class B	4,543	432,507
Columbus AS	4,653	7,310
D/S Norden AS	1,734	55,038
Danske Bank AS	23,875	975,146
†Demant AS	7,201	300,869
†Dfds AS	2,231	39,566
DSV AS	5,789	1,388,516
FLSmidth & Co. AS	5,118	313,678
†Genmab AS	3,099	643,564
†GN Store Nord AS	10,242	158,016
H Lundbeck AS	32,365	185,924
H Lundbeck AS Class A	3,565	17,215
†H&H International AS Class B	1,148	24,582
ISS AS	15,650	436,804
Jeudan AS	571	19,413
Jyske Bank AS	4,724	478,027
Matas AS	4,345	91,513
†Netcompany Group AS	4,075	174,470
†Nilfisk Holding AS	1,443	20,049
†NKT AS	6,338	514,226
†NNIT AS	488	5,147
Novo Nordisk AS Class B	61,915	4,290,338
Novonesis Novozymes B Class B	13,192	947,144
†NTG Nordic Transport Group AS Class A	319	9,511
†Orsted AS	3,843	165,551
Pandora AS	5,346	941,940
Per Aarsleff Holding AS	1,428	148,318
Ringkjoebing Landbobank AS	2,460	538,318
Rockwool AS Class A	4,020	187,158
Rockwool AS Class B	9,387	439,990
Royal Unibrew AS	4,748	387,936
†RTX AS	299	3,928
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Scandinavian Tobacco Group AS Class A	5,273	$69,983
Schouw & Co. AS	1,213	115,420
Solar AS Class B	701	34,272
SP Group AS	573	28,388
Sparekassen Sjaelland-Fyn AS	1,222	58,459
Sydbank AS	6,181	458,466
Tivoli AS	204	19,752
Tryg AS	24,206	625,754
		18,026,789
Faeroe Islands–0.06%
Vestas Wind Systems AS	30,458	457,508
		457,508
Finland–1.76%
†Afarak Group SE	29,162	9,756
Aktia Bank OYJ	3,682	42,131
Alandsbanken Abp Class B	968	42,189
Alma Media OYJ	1,259	19,799
Anora Group OYJ	1,138	4,298
Aspo OYJ	1,168	7,372
Atria OYJ	742	11,920
Citycon OYJ	5,407	24,266
Elisa OYJ	13,091	727,617
Enento Group OYJ	540	10,814
eQ OYJ	68	865
Finnair OYJ	6,784	21,437
Fiskars OYJ Abp	1,943	32,870
Fortum OYJ	34,012	637,786
F-Secure OYJ	4,404	9,929
Gofore OYJ	497	10,479
Harvia OYJ	1,771	101,192
Hiab OYJ Class B	3,729	225,762
Huhtamaki OYJ	8,841	315,882
†Incap OYJ	669	8,700
Kalmar OYJ Class B	2,504	106,517
Kemira OYJ	10,616	246,185
Kesko OYJ Class A	6,926	166,408
Kesko OYJ Class B	27,825	686,280
†Kojamo OYJ	4,303	55,899
Kone OYJ Class B	11,940	786,616
Konecranes OYJ	5,517	438,391
Lassila & Tikanoja OYJ	2,818	31,673
†Lindex Group OYJ	1,585	5,169
Mandatum OYJ	16,915	110,680
Marimekko OYJ	2,270	33,103
Metsa Board OYJ Class B	8,243	30,580
Metso OYJ	45,112	584,644
Neste OYJ	18,352	248,709
Nokia OYJ	163,122	846,379
Nordea Bank Abp	112,857	1,674,539
Olvi OYJ Class A	983	38,855
Oma Saastopankki OYJ	488	4,839
LVIP Dimensional International Core Equity Fund-8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Oriola OYJ Class B	10,932	$13,501
Orion OYJ Class A	1,949	145,241
Orion OYJ Class B	10,627	799,507
Outokumpu OYJ	40,076	165,793
Ponsse OYJ	944	30,143
Puuilo OYJ	6,098	93,789
†QT Group OYJ	1,937	131,216
Raisio OYJ Class V	7,767	22,614
Revenio Group OYJ	1,322	43,196
Sampo OYJ Class A	89,200	957,539
Sanoma OYJ	6,672	77,890
Scanfil OYJ	1,600	18,467
Stora Enso OYJ Class R	37,529	408,000
Taaleri PLC	1,347	11,186
Terveystalo OYJ	8,626	116,538
TietoEVRY OYJ	7,552	143,214
Tokmanni Group Corp.	3,405	42,343
UPM-Kymmene OYJ	21,412	584,719
Vaisala OYJ Class A	1,389	81,229
Valmet OYJ	8,893	275,612
Wartsila OYJ Abp	21,202	501,096
†WithSecure OYJ	2,413	2,866
†YIT OYJ	11,776	32,977
		13,059,206
France–7.42%
†74Software SA	654	31,110
ABC arbitrage	1,320	9,863
Accor SA	9,837	515,542
Aeroports de Paris SA	2,815	352,923
†Air France-KLM	4,267	46,706
Air Liquide SA	4,220	870,168
Airbus SE	7,860	1,644,317
AKWEL SADIR	593	5,756
†Alstom SA	24,249	565,994
Alten SA	1,490	131,030
Amundi SA	4,489	363,860
Arkema SA	5,222	385,611
Assystem SA	625	30,997
Aubay	366	21,607
AXA SA	22,784	1,118,809
Ayvens SA	5,569	62,044
†Bastide le Confort Medical	242	8,922
Beneteau SACA	2,509	23,080
BioMerieux	1,487	205,677
BNP Paribas SA	16,646	1,493,175
Boiron SA	814	21,478
Bollore SE	22,639	142,295
Bonduelle SCA	1,767	17,832
Bouygues SA	18,535	838,240
Bureau Veritas SA	20,722	707,289
Canal & SA	53,250	166,709
Capgemini SE	4,903	839,572
Carrefour SA	51,734	729,772
Catana Group	1,510	5,874
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
CBo Territoria	2,578	$11,023
†Cegedim SA	545	6,744
Cie de Saint-Gobain SA	7,232	849,581
Cie des Alpes	1,197	29,064
Cie Generale des Etablissements Michelin SCA	31,732	1,180,247
†Clariane SE	13,955	85,508
Coface SA	12,523	240,409
Credit Agricole SA	19,036	360,129
Danone SA	2,551	208,731
Dassault Aviation SA	251	88,747
Dassault Systemes SE	2,848	103,216
Derichebourg SA	9,326	63,379
Edenred SE	5,232	162,509
Eiffage SA	7,454	1,047,386
Electricite de Strasbourg SA	55	9,144
†Elior Group SA	18,422	56,300
Elis SA	20,316	582,897
Engie SA	60,340	1,418,159
Equasens	107	6,166
Eramet SA	748	40,512
EssilorLuxottica SA	1,740	477,791
Esso SA Francaise	331	58,596
Etablissements Maurel et Prom SA	5,157	29,210
†Euroapi SA	433	1,473
†Eutelsat Communications SACA	12,955	56,625
Exel Industries SA Class A	95	4,476
FDJ UNITED	8,070	316,670
Fnac Darty SA	1,823	72,257
†Foraco International SA	11,100	15,324
†Forvia SE	11,277	114,889
Gaztransport Et Technigaz SA	3,642	720,472
Getlink SE	24,239	467,910
GL Events SACA	866	27,840
Groupe Crit SA	390	33,003
Guerbet	783	20,272
†Haulotte Group SA	610	1,738
Hermes International SCA	569	1,542,482
†ID Logistics Group SACA	292	141,915
Imerys SA	3,470	114,213
Infotel SA	163	7,415
Interparfums SA	946	36,787
Ipsen SA	3,454	411,433
IPSOS SA	2,060	110,649
Jacquet Metals SACA	1,315	34,259
JCDecaux SE	7,067	129,283
Kaufman & Broad SA	1,536	59,885
Kering SA	3,015	656,835
Lectra	597	16,828
Legrand SA	4,282	573,910
LVIP Dimensional International Core Equity Fund-9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Linedata Services	45	$4,082
LISI SA	720	32,077
LNA Sante SA	494	14,731
L'Oreal SA	2,703	1,157,840
LVMH Moet Hennessy Louis Vuitton SE	6,386	3,342,305
Maisons du Monde SA	3,382	9,010
Manitou BF SA	943	23,256
Mersen SA	1,140	29,761
Metropole Television SA	2,859	44,251
†Nacon SA	1,232	1,041
Nexans SA	3,211	420,189
†Nexity SA	4,128	46,553
Oeneo SA	52	570
Opmobility	5,226	66,802
Orange SA	171,915	2,617,954
†OVH Groupe SA	832	10,694
Pernod Ricard SA	3,849	383,943
Publicis Groupe SA	8,294	936,764
Quadient SA	3,215	60,267
Remy Cointreau SA	880	44,980
Renault SA	14,140	652,491
Rexel SA	25,936	799,936
Robertet SA	34	31,881
Rubis SCA	5,593	180,841
Safran SA	5,498	1,793,031
Samse SACA	6	1,095
Sanofi SA	13,008	1,259,353
Sartorius Stedim Biotech	151	36,129
Savencia SA	292	22,156
Schneider Electric SE	3,142	843,580
SCOR SE	13,199	438,366
SEB SA	2,192	207,224
Seche Environnement SACA	286	33,895
†SMCP SA	2,424	12,235
Societe BIC SA	2,741	170,703
Societe Generale SA	26,214	1,499,551
Societe LDC SADIR	388	40,448
Sodexo SA	6,397	393,713
†SOITEC	1,460	80,507
Sopra Steria Group	929	226,504
SPIE SA	14,328	805,671
Stef SA	359	55,508
STMicroelectronics NV	5,141	156,338
Synergie SE	615	23,182
Technip Energies NV	16,550	696,301
Teleperformance SE	4,051	393,463
Television Francaise 1 SA	5,220	54,228
Thales SA	1,337	394,782
Thermador Groupe	504	43,755
TotalEnergies SE	90,493	5,531,174
Trigano SA	519	90,697
†Ubisoft Entertainment SA	6,482	71,862
Valeo SE	16,467	180,755
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Vallourec SACA	15,940	$294,033
Veolia Environnement SA	16,333	583,119
Verallia SA	6,261	208,174
Vetoquinol SA	184	16,089
Vicat SACA	1,860	128,868
VIEL & Cie SA	790	14,236
Vinci SA	18,920	2,790,140
Virbac SACA	258	97,115
†Viridien	898	63,862
†Vivendi SE	53,250	183,689
†Voltalia SA	4,227	42,985
Wavestone	400	27,910
†Worldline SA	12,722	53,793
		55,132,981
Georgia–0.03%
TBC Bank Group PLC	3,641	231,979
		231,979
Germany–7.46%
1&1 AG	2,936	64,517
†7C Solarparken AG	8,243	17,343
Adesso SE	209	21,862
adidas AG	4,721	1,102,023
Adtran Networks SE	574	13,726
All for One Group SE	186	12,270
Allgeier SE	430	10,029
Allianz SE	4,219	1,712,211
AlzChem Group AG	689	112,806
Amadeus Fire AG	434	41,286
Atoss Software SE	778	129,355
Aurubis AG	2,584	269,097
†Auto1 Group SE	1,704	55,168
BASF SE	39,651	1,961,119
†Basler AG	591	8,568
Bayer AG	75,760	2,282,445
Bayerische Motoren Werke AG	8,406	748,633
†BayWa AG	1,161	12,340
Bechtle AG	5,464	256,499
Beiersdorf AG	1,080	135,754
Bertrandt AG	393	9,440
Bijou Brigitte AG	197	9,120
Bilfinger SE	2,251	216,676
Borussia Dortmund GmbH & Co. KGaA	4,770	22,057
†BRANICKS Group AG	2,395	5,713
Brenntag SE	7,562	500,982
†Brockhaus Technologies AG	330	5,636
CANCOM SE	3,172	104,868
Carl Zeiss Meditec AG	589	39,665
†Ceconomy AG	18,578	79,292
†CENIT AG	409	4,211
Cewe Stiftung & Co. KGaA	635	73,463
LVIP Dimensional International Core Equity Fund-10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Commerzbank AG	34,194	$1,077,556
Continental AG	11,610	1,013,295
†Covestro AG	9,336	664,240
CTS Eventim AG & Co. KGaA	4,171	518,667
Daimler Truck Holding AG	31,065	1,473,846
Dermapharm Holding SE	1,296	52,967
Deutsche Bank AG	30,675	909,374
Deutsche Boerse AG	4,510	1,473,370
Deutsche Lufthansa AG	40,384	342,846
Deutsche Post AG	46,773	2,166,519
Deutsche Telekom AG	116,469	4,263,184
Deutsche Telekom AG ADR	1,237	45,262
Deutsche Wohnen SE	2,779	79,217
Draegerwerk AG & Co. KGaA	351	23,592
Duerr AG	4,595	122,577
DWS Group GmbH & Co. KGaA	3,439	203,919
E.ON SE	78,173	1,440,387
Eckert & Ziegler SE	1,243	100,028
†EDAG Engineering Group AG	532	3,367
Elmos Semiconductor SE	625	66,141
ElringKlinger AG	2,669	14,230
†Energiekontor AG	647	33,407
EuroEyes International Eye Clinic Ltd. Class C	9,000	3,130
Evonik Industries AG	21,923	452,898
†Evotec SE	3,436	29,251
Fielmann Group AG	2,749	183,759
flatexDEGIRO AG	8,369	236,986
†Fraport AG Frankfurt Airport Services Worldwide	4,548	343,099
Freenet AG	12,853	419,001
Fresenius Medical Care AG	14,806	850,681
Fresenius SE & Co. KGaA	14,982	753,936
Friedrich Vorwerk Group SE	745	51,479
FUCHS SE	2,760	114,634
GEA Group AG	14,099	988,342
Gerresheimer AG	2,530	142,877
Gesco SE	598	12,167
GFT Technologies SE	1,564	46,045
H&R GmbH & Co. KGaA	1,285	7,462
Hannover Rueck SE	2,300	724,761
Hapag-Lloyd AG	917	137,362
Hawesko Holding SE	179	4,816
Heidelberg Materials AG	6,182	1,455,841
†Heidelberger Druckmaschinen AG	22,239	38,911
Hella GmbH & Co. KGaA	203	20,591
†HelloFresh SE	9,987	93,825
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Henkel AG & Co. KGaA	3,863	$280,165
Hensoldt AG	4,974	571,357
HOCHTIEF AG	1,355	267,426
Hornbach Holding AG & Co. KGaA	1,130	141,309
HUGO BOSS AG	2,853	132,199
Indus Holding AG	1,095	29,446
Infineon Technologies AG	48,080	2,051,671
Init Innovation in Traffic Systems SE	792	35,471
Instone Real Estate Group SE	2,366	26,901
IVU Traffic Technologies AG	706	15,974
Jenoptik AG	4,132	95,381
JOST Werke SE	1,256	79,598
K&S AG	11,345	208,103
KION Group AG	5,448	304,313
Kloeckner & Co. SE	3,199	22,536
†Knaus Tabbert AG	280	4,426
Knorr-Bremse AG	5,158	500,310
†Koenig & Bauer AG	1,264	20,452
Kontron AG	3,697	109,160
Krones AG	1,487	245,463
KWS Saat SE & Co. KGaA	831	60,425
Lanxess AG	9,388	279,906
LEG Immobilien SE	4,698	418,176
Leifheit AG	726	13,555
†Medios AG	2,146	31,745
Mercedes-Benz Group AG	17,084	995,317
Merck KGaA	1,380	178,929
MLP SE	5,885	58,528
MTU Aero Engines AG	428	190,141
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,110	2,019,431
†Mutares SE & Co. KGaA	1,324	56,494
†Nagarro SE	732	52,392
Nemetschek SE	3,597	521,539
†Nordex SE	10,634	211,007
Norma Group SE	2,359	38,079
†Pentixapharm Holding AG	835	2,085
Pfeiffer Vacuum Technology AG	280	53,498
ProCredit Holding AG	1,188	13,190
ProSiebenSat.1 Media SE	14,575	122,937
Puma SE	7,360	201,163
†PVA TePla AG	1,815	42,953
†q.beyond AG	11,002	11,983
Rational AG	406	341,161
Rheinmetall AG	1,252	2,651,358
RWE AG	21,132	883,068
Salzgitter AG	2,086	50,508
SAP SE	5,226	1,598,004
Schaeffler AG	4,150	22,259
LVIP Dimensional International Core Equity Fund-11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Secunet Security Networks AG	79	$21,335
†SGL Carbon SE	5,077	21,025
Siemens AG	3,837	985,565
†Siemens Energy AG	2,570	300,384
Siemens Healthineers AG	2,022	112,250
Siltronic AG	1,210	58,247
Sixt SE	1,296	126,477
†SMA Solar Technology AG	531	13,343
STRATEC SE	652	20,178
Stroeer SE & Co. KGaA	3,284	197,140
Suedzucker AG	6,024	79,234
Surteco Group SE	396	7,394
SUSS MicroTec SE	1,510	82,994
Symrise AG	8,224	862,405
TAG Immobilien AG	11,069	197,396
Takkt AG	2,185	17,125
Talanx AG	3,083	399,686
†TeamViewer SE	12,516	141,248
Technotrans SE	604	15,282
thyssenkrupp AG	34,721	374,230
†TUI AG	44,766	392,298
United Internet AG	5,741	160,108
Verbio SE	845	12,155
Volkswagen AG	1,439	155,643
Vonovia SE	16,795	595,439
Vossloh AG	1,249	124,586
Wacker Chemie AG	1,036	75,970
Wacker Neuson SE	2,330	66,827
Washtec AG	765	36,406
†Westwing Group SE	83	779
Wuestenrot & Wuerttembergische AG	1,974	31,776
†Zalando SE	6,393	210,952
Zeal Network SE	373	21,378
		55,416,766
Greece–0.00%
Okeanis Eco Tankers Corp.	941	20,305
		20,305
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–1.63%
AIA Group Ltd.	203,400	1,842,487
Analogue Holdings Ltd.	86,000	8,655
†Apollo Future Mobility Group Ltd.	16,600	1,755
ASMPT Ltd.	6,600	48,574
Bank of East Asia Ltd.	103,424	159,419
BOC Hong Kong Holdings Ltd.	61,000	265,548
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Bright Smart Securities & Commodities Group Ltd.	108,000	$119,068
=†Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	57,600	57,190
=†Burwill Holdings Ltd.	208,000	0
Cafe de Coral Holdings Ltd.	34,000	29,992
Cathay Pacific Airways Ltd.	122,909	167,672
†Central New Energy Holding Group Ltd.	31,000	31,604
†China Energy Development Holdings Ltd.	840,000	5,243
Chinese Estates Holdings Ltd.	79,500	13,578
Chow Sang Sang Holdings International Ltd.	30,000	32,599
CITIC Telecom International Holdings Ltd.	159,000	48,623
CK Asset Holdings Ltd.	65,780	290,670
CK Hutchison Holdings Ltd.	46,180	284,362
CK Infrastructure Holdings Ltd.	16,500	109,267
†CK Life Sciences International Holdings, Inc.	194,000	21,038
CLP Holdings Ltd.	19,000	160,469
C-Mer Medical Holdings Ltd.	18,000	4,139
†Cowell e Holdings, Inc.	9,000	31,318
Crystal International Group Ltd.	46,500	27,718
CTF Services Ltd.	24,000	22,818
Dah Sing Banking Group Ltd.	44,000	51,015
Dah Sing Financial Holdings Ltd.	16,800	63,721
Eagle Nice International Holdings Ltd.	4,000	1,845
EC Healthcare	28,000	2,108
Emperor International Holdings Ltd.	106,000	2,836
=†Esprit Holdings Ltd.	212,000	2,647
=†ESR Group Ltd.	98,800	163,619
Fairwood Holdings Ltd.	6,000	4,135
Far East Consortium International Ltd.	150,022	16,045
First Pacific Co. Ltd.	254,000	180,040
FSE Lifestyle Services Ltd.	22,000	15,975
Galaxy Entertainment Group Ltd.	39,000	173,846
LVIP Dimensional International Core Equity Fund-12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Giordano International Ltd.	126,000	$23,102
=†Gold Financial Holdings Ltd.	80,000	0
Great Eagle Holdings Ltd.	14,722	25,731
Guotai Junan International Holdings Ltd.	312,000	137,013
Hang Lung Group Ltd.	70,000	121,882
Hang Lung Properties Ltd.	215,281	206,071
Hang Seng Bank Ltd.	10,200	153,063
†Hanison Construction Holdings Ltd.	16,639	502
Henderson Land Development Co. Ltd.	49,412	173,535
HK Electric Investments & HK Electric Investments Ltd.	105,000	76,644
HKBN Ltd.	69,000	43,757
†HKR International Ltd.	50,160	5,806
HKT Trust & HKT Ltd.	178,000	266,123
Hong Kong & China Gas Co. Ltd.	89,362	75,135
Hong Kong Exchanges & Clearing Ltd.	18,743	1,008,121
Hong Kong Technology Venture Co. Ltd.	17,000	3,425
†Hongkong & Shanghai Hotels Ltd.	43,044	30,196
Hongkong Land Holdings Ltd.	38,800	223,876
Hutchison Telecommunications Hong Kong Holdings Ltd.	78,000	10,135
Hysan Development Co. Ltd.	34,000	61,111
IGG, Inc.	89,000	50,007
Johnson Electric Holdings Ltd.	47,496	131,053
Karrie International Holdings Ltd.	52,000	5,835
Kerry Properties Ltd.	58,000	150,128
KLN Logistics Group Ltd.	43,500	42,113
Kowloon Development Co. Ltd.	38,854	14,700
†Lai Sun Development Co. Ltd.	45,450	2,953
†Lai Sun Garment International Ltd.	32,185	2,337
Liu Chong Hing Investment Ltd.	10,000	5,363
Luk Fook Holdings International Ltd.	30,000	76,637
Man Wah Holdings Ltd.	167,200	92,017
Mandarin Oriental International Ltd.	11,700	22,347
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Melco International Development Ltd.	52,500	$27,086
†Melco Resorts & Entertainment Ltd. ADR	600	4,338
†Midland Holdings Ltd.	68,000	13,860
Modern Dental Group Ltd.	35,000	19,020
MTR Corp. Ltd.	15,438	55,513
†NagaCorp Ltd.	81,321	36,928
Nameson Holdings Ltd.	38,000	3,831
†New World Development Co. Ltd.	146,769	107,016
=†NewOcean Energy Holdings Ltd.	62,000	0
Nissin Foods Co. Ltd.	36,000	31,911
Oriental Watch Holdings	24,000	10,426
=†Pacific Andes International Holdings Ltd.	338,000	0
Pacific Basin Shipping Ltd.	544,000	140,264
Pacific Textiles Holdings Ltd.	82,000	13,395
PAX Global Technology Ltd.	26,000	20,038
PCCW Ltd.	202,444	137,537
Perfect Medical Health Management Ltd.	42,000	9,096
Pico Far East Holdings Ltd.	58,000	18,340
Plover Bay Technologies Ltd.	24,000	17,724
Power Assets Holdings Ltd.	23,000	147,880
PRADA SpA	11,000	68,338
Prudential PLC	25,562	319,940
†Public Financial Holdings Ltd.	24,000	4,044
†Regal Hotels International Holdings Ltd.	18,000	1,422
Regina Miracle International Holdings Ltd.	29,000	7,832
Sa Sa International Holdings Ltd.	78,000	5,578
Samsonite Group SA	89,700	167,100
†Shandong Hi-Speed Holdings Group Ltd.	22,000	44,393
Shangri-La Asia Ltd.	84,000	45,692
†Shenwan Hongyuan HK Ltd.	50,000	10,963
†Shun Tak Holdings Ltd.	92,000	7,266
SITC International Holdings Co. Ltd.	90,000	288,346
†SJM Holdings Ltd.	225,250	72,719
SmarTone Telecommunications Holdings Ltd.	33,500	18,820
LVIP Dimensional International Core Equity Fund-13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Solomon Systech International Ltd.	86,000	$5,056
†Soundwill Holdings Ltd.	5,000	3,733
Stella International Holdings Ltd.	62,000	114,523
Sun Hung Kai Properties Ltd.	22,500	259,268
SUNeVision Holdings Ltd.	70,000	67,560
Swire Pacific Ltd. Class A	16,000	137,154
Swire Pacific Ltd. Class B	25,000	35,437
Swire Properties Ltd.	29,000	72,489
Tai Hing Group Holdings Ltd.	62,000	7,187
†Tao Heung Holdings Ltd.	2,000	76
Techtronic Industries Co. Ltd.	23,500	259,298
†Television Broadcasts Ltd.	36,000	15,946
Texhong International Group Ltd.	34,000	16,805
†Theme International Holdings Ltd.	670,000	58,173
Town Health International Medical Group Ltd.	336,000	10,187
Transport International Holdings Ltd.	15,814	17,808
United Laboratories International Holdings Ltd.	104,000	199,389
Value Partners Group Ltd.	93,000	23,180
Vitasoy International Holdings Ltd.	46,000	53,848
Viva Goods Co. Ltd.	152,000	7,854
†VPower Group International Holdings Ltd.	11,052	387
VSTECS Holdings Ltd.	60,000	59,656
VTech Holdings Ltd.	16,900	122,761
†Wang On Group Ltd.	1,220,000	3,264
WH Group Ltd.	499,841	481,743
Wharf Real Estate Investment Co. Ltd.	69,000	195,863
Wing Tai Properties Ltd.	16,000	3,098
Xinyi Glass Holdings Ltd.	149,791	144,318
Yue Yuen Industrial Holdings Ltd.	99,500	152,642
†Zensun Enterprises Ltd.	55,000	532
†Zhaobangji Lifestyle Holdings Ltd.	112,000	1,926
		12,110,173
Ireland–0.84%
AIB Group PLC	160,528	1,324,814
Bank of Ireland Group PLC	72,943	1,039,447
C&C Group PLC	30,551	68,272
Cairn Homes PLC	52,832	133,491
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
COSMO Pharmaceuticals NV	627	$45,024
Dalata Hotel Group PLC	18,889	143,515
DCC PLC	8,018	520,373
Experian PLC	22,326	1,151,268
FBD Holdings PLC	1,875	30,700
†Flutter Entertainment PLC	184	52,310
Glanbia PLC	10,529	155,241
†Glenveagh Properties PLC	29,794	60,348
Grafton Group PLC CDI	13,398	187,863
†Hostelworld Group PLC	9,886	18,564
Irish Continental Group PLC	11,875	76,935
†James Hardie Industries PLC CDI	8,620	231,476
Kerry Group PLC Class A	2,001	221,083
Kingspan Group PLC	9,090	774,553
†Permanent TSB Group Holdings PLC	929	2,232
		6,237,509
Isle of Man–0.02%
Entain PLC	10,422	129,083
†Strix Group PLC	6,954	4,062
		133,145
Israel–1.24%
Afcon Holdings Ltd.	294	16,121
†AFI Properties Ltd.	894	51,269
Africa Israel Residences Ltd.	328	29,333
†Airport City Ltd.	3,084	56,598
Alrov Properties & Lodgings Ltd.	323	21,614
Amot Investments Ltd.	3,705	25,103
Arad Ltd.	603	9,506
†Ashdod Refinery Ltd.	681	13,051
Ashtrom Group Ltd.	2,536	57,832
AudioCodes Ltd.	1,429	14,033
Aura Investments Ltd.	6,537	46,847
Azorim-Investment Development & Construction Co. Ltd.	3,495	24,569
Azrieli Group Ltd.	917	84,445
Bank Hapoalim BM	33,331	640,224
Bank Leumi Le-Israel BM	58,512	1,088,647
†Bet Shemesh Engines Holdings 1997 Ltd.	666	110,916
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	116,406
†Big Shopping Centers Ltd.	662	127,045
Blue Square Real Estate Ltd.	300	34,611
LVIP Dimensional International Core Equity Fund-14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Carasso Motors Ltd.	1,579	$15,544
†Cellcom Israel Ltd.	9,940	80,850
Clal Insurance Enterprises Holdings Ltd.	5,502	243,380
Danel Adir Yeoshua Ltd.	390	55,767
Delek Automotive Systems Ltd.	1,180	9,943
Delek Group Ltd.	768	159,189
Delta Galil Ltd.	858	45,546
Delta Israel Brands Ltd.	528	15,945
†Dor Alon Energy in Israel 1988 Ltd.	819	32,485
†Doral Group Renewable Energy Resources Ltd.	4,821	21,946
†El Al Israel Airlines	30,369	119,107
Elbit Systems Ltd.	59	26,520
Electra Consumer Products 1970 Ltd.	515	20,072
Electra Ltd.	132	84,763
Energix-Renewable Energies Ltd.	6,392	23,610
†Enlight Renewable Energy Ltd.	3,464	78,724
†Equital Ltd.	1,918	88,758
†Fattal Holdings 1998 Ltd.	340	59,121
First International Bank of Israel Ltd.	3,535	256,058
FMS Enterprises Migun Ltd.	399	18,124
Formula Systems 1985 Ltd.	762	97,148
Fox Wizel Ltd.	970	97,166
Gav-Yam Lands Corp. Ltd.	1,823	19,967
†Gilat Satellite Networks Ltd.	1,455	10,628
†Hagag Group Real Estate Development	2,121	12,991
Hamat Group Ltd.	832	4,612
Harel Insurance Investments & Financial Services Ltd.	4,404	123,380
Hilan Ltd.	1,352	114,888
ICL Group Ltd.	12,701	87,196
IDI Insurance Co. Ltd.	1,521	99,382
Ilex Medical Ltd.	301	5,750
Inrom Construction Industries Ltd.	7,985	49,854
Isracard Ltd.	1	4
Israel Canada TR Ltd.	3,989	17,949
Israel Discount Bank Ltd. Class A	37,995	378,990
Israel Shipyards Industries Ltd.	315	13,807
Isras Investment Co. Ltd.	128	36,444
Issta Ltd.	731	23,754
Kamada Ltd.	634	4,941
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Kerur Holdings Ltd.	403	$9,710
Kvutzat Acro Ltd.	988	16,118
Land Development Nimrodi Group Ltd.	991	10,680
M Yochananof & Sons Ltd.	297	27,205
Magic Software Enterprises Ltd.	2,298	43,983
†Malam - Team Ltd.	1,739	51,458
Matrix IT Ltd.	2,451	85,347
Max Stock Ltd.	5,071	24,079
Maytronics Ltd.	4,037	5,917
Mediterranean Towers Ltd.	4,876	18,099
Mega Or Holdings Ltd.	1,052	49,161
Meitav Investment House Ltd.	3,316	72,942
Menora Mivtachim Holdings Ltd.	1,710	134,832
Meshulam Levinstein Contracting & Engineering Ltd.	119	15,050
Migdal Insurance & Financial Holdings Ltd.	41,362	113,982
Mivne Real Estate KD Ltd.	11,443	42,904
Mizrahi Tefahot Bank Ltd.	5,895	384,541
Neto Malinda Trading Ltd.	834	34,297
Next Vision Stabilized Systems Ltd.	3,272	122,163
†Nexxen International Ltd.	1,693	17,624
†Nice Ltd. Sponsored ADR	256	43,241
†Nova Ltd.	391	110,842
Oil Refineries Ltd.	183,266	49,465
One Software Technologies Ltd.	3,774	97,355
†OPC Energy Ltd.	3,139	38,225
Palram Industries 1990 Ltd.	1,245	31,028
Partner Communications Co. Ltd.	13,905	105,597
Paz Retail & Energy Ltd.	978	178,926
†Perion Network Ltd.	1,094	11,172
Phoenix Financial Ltd.	14,101	408,141
Plasson Industries Ltd.	216	15,301
Plus500 Ltd.	7,503	350,116
Prashkovsky Investments & Construction Ltd.	354	12,424
Qualitau Ltd.	275	31,719
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	82,531
Retailors Ltd.	581	11,233
Sano-Brunos Enterprises Ltd.	99	10,890
†Scope Metals Group Ltd.	396	18,594
Shapir Engineering & Industry Ltd.	3,710	33,080
LVIP Dimensional International Core Equity Fund-15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Shikun & Binui Ltd.	15,502	$77,864
Shufersal Ltd.	11,447	131,568
Strauss Group Ltd.	1,472	40,405
Tadiran Group Ltd.	222	11,866
Tamar Petroleum Ltd.	6,761	83,157
Tel Aviv Stock Exchange Ltd.	7,154	138,456
Telsys Ltd.	266	17,767
†Teva Pharmaceutical Industries Ltd.	3,902	65,648
†Teva Pharmaceutical Industries Ltd. ADR	23,113	387,374
Tiv Taam Holdings 1 Ltd.	2,570	6,176
†Tower Semiconductor Ltd.	1,806	78,290
†Veridis Environment Ltd.	1,656	13,078
YH Dimri Construction & Development Ltd.	391	42,694
		9,236,788
Italy–3.21%
A2A SpA	184,125	495,944
ACEA SpA	4,679	113,117
Amplifon SpA	7,094	166,608
†Aquafil SpA	1,318	2,056
Ariston Holding NV	7,780	38,340
Arnoldo Mondadori Editore SpA	9,603	24,321
Ascopiave SpA	6,872	24,685
Avio SpA	1,117	31,164
Azimut Holding SpA	11,685	374,872
Banca Generali SpA	6,043	335,752
Banca IFIS SpA	3,214	86,050
Banca Mediolanum SpA	12,830	221,102
Banca Monte dei Paschi di Siena SpA	94,222	799,150
Banca Popolare di Sondrio SpA	44,200	613,809
Banco BPM SpA	104,499	1,219,768
Banco di Desio e della Brianza SpA	4,685	39,187
Biesse SpA	1,326	11,694
BPER Banca SpA	100,845	915,297
Brembo NV	9,727	93,070
Brunello Cucinelli SpA	3,629	440,571
Buzzi SpA	5,500	305,030
†Cairo Communication SpA	9,743	33,349
Carel Industries SpA	1,637	43,636
Cementir Holding NV	4,464	78,012
†CIR SpA-Compagnie Industriali	42,425	29,254
Credito Emiliano SpA	11,092	163,685
Danieli & C Officine Meccaniche SpA	5,052	159,761
Datalogic SpA	1,618	8,929
†Digital Bros SpA	331	5,920
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Digital Value SpA	184	$6,638
†doValue SpA	7,178	20,956
Emak SpA	9,453	9,665
Enav SpA	13,493	62,397
Enel SpA	198,135	1,880,442
Eni SpA	100,314	1,620,485
ERG SpA	2,617	57,222
Esprinet SpA	5,374	25,352
Ferrari NV	2,203	1,079,525
Fila SpA	4,365	49,739
†Fincantieri SpA	6,244	120,217
FinecoBank Banca Fineco SpA	39,832	883,615
Gefran SpA	845	10,312
Generali	4,415	157,048
†Geox SpA	1,114	429
Hera SpA	78,787	380,573
IMMSI SpA	4,790	2,821
Intercos SpA	2,105	32,036
Intesa Sanpaolo SpA	168,838	972,576
Iren SpA	40,187	124,151
Italgas SpA	37,951	321,928
Italmobiliare SpA	465	14,241
Iveco Group NV	21,372	420,884
Leonardo SpA	5,189	292,799
LU-VE SpA	721	25,790
Maire SpA	17,619	232,170
MARR SpA	3,111	35,575
Mediobanca Banca di Credito Finanziario SpA	15,445	359,420
MFE-MediaForEurope NV Class A	25,507	87,505
MFE-MediaForEurope NV Class B	6,267	29,214
Moltiply Group SpA	912	48,926
Moncler SpA	9,205	525,067
†NewPrinces SpA	1,500	30,315
Nexi SpA	52,890	315,875
Orsero SpA	801	13,172
OVS SpA	21,746	94,779
Pharmanutra SpA	227	12,622
Piaggio & C SpA	13,390	29,664
Pirelli & C SpA	43,304	298,498
Poste Italiane SpA	9,286	199,518
Prysmian SpA	4,376	309,817
RAI Way SpA	11,719	83,931
Recordati Industria Chimica e Farmaceutica SpA	4,975	312,704
Reply SpA	1,653	285,672
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	20,525
Sabaf SpA	510	8,714
†Safilo Group SpA	25,349	26,983
Saipem SpA	135,361	370,050
LVIP Dimensional International Core Equity Fund-16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Salvatore Ferragamo SpA	2,493	$14,708
Sanlorenzo SpA	1,112	39,169
Sesa SpA	435	44,215
Snam SpA	32,018	193,827
Sogefi SpA	6,494	17,127
SOL SpA	2,599	147,258
Technogym SpA	12,854	184,171
†Telecom Italia SpA	816,093	403,244
Terna - Rete Elettrica Nazionale	32,902	338,264
Tinexta SpA	2,677	39,074
TXT e-solutions SpA	355	14,412
UniCredit SpA	30,005	2,012,836
Unipol Assicurazioni SpA	48,704	964,571
Webuild SpA	60,945	258,387
Wiit SpA	1,331	24,231
Zignago Vetro SpA	1,442	14,217
		23,886,401
Japan–21.96%
&Do Holdings Co. Ltd.	1,500	11,482
77 Bank Ltd.	7,000	238,887
A&D HOLON Holdings Co. Ltd.	2,600	37,893
AB & Company Co. Ltd.	1,700	11,170
ABC-Mart, Inc.	1,800	36,979
†Access Co. Ltd.	2,200	11,967
Achilles Corp.	800	6,141
AD Works Group Co. Ltd.	8,700	17,695
Adastria Co. Ltd.	3,000	62,030
ADEKA Corp.	9,000	172,085
Ad-sol Nissin Corp.	2,600	21,153
Advan Group Co. Ltd.	1,400	7,978
Advantest Corp.	14,300	1,060,073
Adventure, Inc.	300	6,973
Aeon Co. Ltd.	11,800	361,703
Aeon Fantasy Co. Ltd.	1,000	18,888
Aeon Hokkaido Corp.	4,200	25,910
=†Aeon Mall Co. Ltd.	4,400	87,783
AGC, Inc.	9,000	264,021
Ahresty Corp.	1,900	10,030
Ai Holdings Corp.	2,000	32,542
Aica Kogyo Co. Ltd.	5,600	139,743
Aichi Financial Group, Inc.	4,498	79,079
Aichi Steel Corp.	4,800	71,118
Aichi Tokei Denki Co. Ltd.	1,500	23,644
Ain Holdings, Inc.	2,300	86,774
Air Water, Inc.	18,500	276,067
Airman Corp.	2,000	27,237
Airport Facilities Co. Ltd.	2,700	14,986
Airtrip Corp.	1,500	9,032
Aisan Industry Co. Ltd.	4,400	51,263
Aisin Corp.	22,200	283,991
Ajinomoto Co., Inc.	13,100	355,313
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Akebono Brake Industry Co. Ltd.	7,100	$5,116
Akita Bank Ltd.	1,500	31,314
Albis Co. Ltd.	600	12,403
Alconix Corp.	2,700	34,754
Alfresa Holdings Corp.	13,100	179,188
Alinco, Inc.	2,100	15,053
Alleanza Holdings Co. Ltd.	1,600	11,248
Alpen Co. Ltd.	2,200	36,220
AlphaPolis Co. Ltd.	1,800	18,757
Alps Alpine Co. Ltd.	20,324	218,637
Altech Corp.	1,980	37,924
Amada Co. Ltd.	25,300	276,099
Amano Corp.	6,200	192,655
Amiyaki Tei Co. Ltd.	900	9,377
Amvis Holdings, Inc.	6,500	21,839
ANA Holdings, Inc.	4,300	84,194
Anest Iwata Corp.	1,300	12,442
Anicom Holdings, Inc.	8,900	42,475
Anycolor, Inc.	2,500	90,298
AOKI Holdings, Inc.	3,000	34,745
Aoyama Trading Co. Ltd.	3,400	51,663
Aoyama Zaisan Networks Co. Ltd.	1,300	16,327
Aozora Bank Ltd.	10,600	159,096
Arakawa Chemical Industries Ltd.	1,000	7,111
Arata Corp.	2,200	46,287
Araya Industrial Co. Ltd.	700	23,016
ARCLANDS Corp.	4,918	60,318
Arcs Co. Ltd.	3,600	74,585
ARE Holdings, Inc.	5,500	68,759
Arealink Co. Ltd.	1,400	23,551
†Arent, Inc.	500	17,107
Argo Graphics, Inc.	1,000	36,418
Arisawa Manufacturing Co. Ltd.	3,800	38,775
Artience Co. Ltd.	4,500	94,007
As One Corp.	4,400	75,928
Asahi Co. Ltd.	1,900	17,529
Asahi Diamond Industrial Co. Ltd.	2,300	11,415
Asahi Group Holdings Ltd.	24,900	332,842
Asahi Intecc Co. Ltd.	8,200	129,724
Asahi Kasei Corp.	57,500	409,329
Asahi Net, Inc.	1,400	6,717
Asahi Yukizai Corp.	1,500	41,986
Asanuma Corp.	5,000	26,042
Asia Pile Holdings Corp.	1,700	11,501
Asics Corp.	24,000	612,009
ASKA Pharmaceutical Holdings Co. Ltd.	1,600	27,166
ASKUL Corp.	5,300	56,540
Astellas Pharma, Inc.	14,300	140,011
Astena Holdings Co. Ltd.	2,300	7,481
LVIP Dimensional International Core Equity Fund-17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Aucnet, Inc.	2,400	$26,852
Autobacs Seven Co. Ltd.	5,600	55,766
Avant Group Corp.	2,000	21,354
Avantia Co. Ltd.	1,400	7,736
Awa Bank Ltd.	2,500	49,748
Axell Corp.	1,600	10,476
Axial Retailing, Inc.	6,400	49,965
Azbil Corp.	20,800	197,239
AZ-COM MARUWA Holdings, Inc.	6,400	45,312
AZOOM Co. Ltd.	300	18,063
Bandai Namco Holdings, Inc.	10,800	387,063
Bando Chemical Industries Ltd.	3,400	40,022
†Bank of Innovation, Inc.	400	33,253
Bank of Iwate Ltd.	1,400	29,541
Bank of Kochi Ltd.	500	2,622
Bank of Nagoya Ltd.	1,300	71,330
Bank of Saga Ltd.	1,500	24,176
Bank of the Ryukyus Ltd.	3,500	27,718
Bank of Toyama Ltd.	500	5,310
Base Co. Ltd.	600	14,346
†baudroie, Inc.	800	17,538
BayCurrent, Inc.	4,400	226,355
Beauty Garage, Inc.	1,200	13,042
Belc Co. Ltd.	900	46,349
Bell System24 Holdings, Inc.	5,100	45,463
Belluna Co. Ltd.	6,100	37,597
Bic Camera, Inc.	8,900	102,025
BIPROGY, Inc.	5,200	217,420
B-Lot Co. Ltd.	2,900	28,163
Bourbon Corp.	500	9,014
Br Holdings Corp.	2,000	4,499
BrainPad, Inc.	900	8,425
Bridgestone Corp.	23,600	965,055
Brother Industries Ltd.	18,700	322,582
Buffalo, Inc.	1,000	15,898
Bull-Dog Sauce Co. Ltd.	1,000	12,628
Bunka Shutter Co. Ltd.	5,500	90,031
Business Brain Showa-Ota, Inc.	700	12,460
C Uyemura & Co. Ltd.	500	32,075
Calbee, Inc.	6,300	119,994
Canon Marketing Japan, Inc.	3,800	139,230
Canon, Inc.	6,100	176,923
Capcom Co. Ltd.	10,400	355,175
Careerlink Co. Ltd.	700	10,623
Carlit Co. Ltd.	2,400	20,377
Casio Computer Co. Ltd.	12,700	96,934
Cawachi Ltd.	1,200	22,980
Celsys, Inc.	2,400	25,092
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Central Automotive Products Ltd.	1,200	$15,082
Central Glass Co. Ltd.	2,700	55,638
Central Japan Railway Co.	9,700	216,840
Central Security Patrols Co. Ltd.	900	13,901
Central Sports Co. Ltd.	600	10,020
Ceres, Inc.	1,000	17,339
Change Holdings, Inc.	3,100	24,761
Charm Care Corp. KK	3,000	26,949
Chiba Bank Ltd.	21,100	195,000
Chiba Kogyo Bank Ltd.	4,900	40,482
Chori Co. Ltd.	700	19,611
Chubu Electric Power Co., Inc.	15,600	193,041
Chubu Shiryo Co. Ltd.	1,700	18,448
Chuetsu Pulp & Paper Co. Ltd.	800	8,902
Chugai Pharmaceutical Co. Ltd.	12,500	652,723
Chugin Financial Group, Inc.	16,800	203,169
Chugoku Electric Power Co., Inc.	14,000	69,360
Chugoku Marine Paints Ltd.	2,700	50,672
Citizen Watch Co. Ltd.	22,100	130,984
CKD Corp.	5,200	94,544
CK-San-Etsu Co. Ltd.	700	17,972
Cleanup Corp.	500	2,355
CMK Corp.	8,100	18,670
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	152,994
Colowide Co. Ltd.	7,900	103,863
Computer Engineering & Consulting Ltd.	1,800	27,339
COMSYS Holdings Corp.	9,600	221,987
Comture Corp.	2,300	27,095
Concordia Financial Group Ltd.	41,469	269,124
Cosel Co. Ltd.	2,200	17,080
Cosmo Energy Holdings Co. Ltd.	6,700	286,812
Cosmos Pharmaceutical Corp.	2,600	165,008
Cota Co. Ltd.	1,064	10,686
†Cover Corp.	3,500	55,802
CREAL, Inc.	500	17,981
Create Restaurants Holdings, Inc.	11,500	113,600
Create SD Holdings Co. Ltd.	3,100	68,944
Creek & River Co. Ltd.	1,100	11,473
Cresco Ltd.	1,800	21,662
CrowdWorks, Inc.	2,100	15,173
LVIP Dimensional International Core Equity Fund-18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
CTI Engineering Co. Ltd.	2,000	$38,906
CTS Co. Ltd.	2,700	15,094
Curves Holdings Co. Ltd.	5,800	27,854
Cyber Security Cloud, Inc.	1,400	17,185
CyberAgent, Inc.	21,500	245,648
Cybozu, Inc.	3,000	77,631
Dai Nippon Printing Co. Ltd.	11,000	166,978
Dai Nippon Toryo Co. Ltd.	2,000	16,496
Daicel Corp.	27,300	228,860
Dai-Dan Co. Ltd.	2,800	86,080
Daido Metal Co. Ltd.	3,800	17,492
Daido Steel Co. Ltd.	15,000	103,577
Daifuku Co. Ltd.	8,500	218,670
Daihatsu Infinearth Mfg Co. Ltd.	2,100	33,280
Daihen Corp.	800	35,331
Daiho Corp.	5,000	27,470
Daiichi Jitsugyo Co. Ltd.	1,800	30,576
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	4,541
Dai-ichi Life Holdings, Inc.	81,600	620,373
Daiichi Sankyo Co. Ltd.	9,500	220,097
Daiichikosho Co. Ltd.	8,100	91,181
Daiken Medical Co. Ltd.	2,500	7,655
Daiki Aluminium Industry Co. Ltd.	3,000	20,173
Daikin Industries Ltd.	6,200	727,779
Daikoku Denki Co. Ltd.	1,000	15,182
Daikokutenbussan Co. Ltd.	400	19,471
Daikyonishikawa Corp.	4,000	17,953
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	13,098
Daio Paper Corp.	10,600	58,738
Daiseki Co. Ltd.	4,400	106,156
Daishi Hokuetsu Financial Group, Inc.	7,800	180,114
Daishinku Corp.	1,000	3,887
Daito Pharmaceutical Co. Ltd.	3,520	24,348
Daito Trust Construction Co. Ltd.	2,700	294,080
Daitron Co. Ltd.	800	20,855
Daiwa House Industry Co. Ltd.	23,500	807,525
Daiwa Securities Group, Inc.	34,300	243,599
Daiwabo Holdings Co. Ltd.	9,200	165,369
DCM Holdings Co. Ltd.	10,400	96,192
†DD GROUP Co. Ltd.	1,200	12,235
Dear Life Co. Ltd.	2,300	19,366
Denka Co. Ltd.	9,800	134,578
Denso Corp.	28,600	385,965
Dentsu Group, Inc.	5,100	113,006
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Dentsu Soken, Inc.	1,800	$83,874
Dexerials Corp.	10,700	165,365
DIC Corp.	8,900	179,019
Digital Arts, Inc.	1,300	68,322
Digital Hearts Holdings Co. Ltd.	1,000	6,933
Digital Information Technologies Corp.	1,900	31,611
Dip Corp.	3,200	50,622
Disco Corp.	1,700	503,614
DKS Co. Ltd.	600	16,445
DMG Mori Co. Ltd.	11,400	262,317
Double Standard, Inc.	1,200	12,993
Doutor Nichires Holdings Co. Ltd.	3,100	56,453
Dowa Holdings Co. Ltd.	6,300	203,762
DTS Corp.	2,400	86,032
DyDo Group Holdings, Inc.	1,800	33,244
Eagle Industry Co. Ltd.	2,500	33,287
Earth Corp.	400	13,556
East Japan Railway Co.	11,400	245,225
EAT&HOLDINGS Co. Ltd.	1,400	19,855
Ebara Corp.	19,100	366,293
Ebara Foods Industry, Inc.	500	8,724
Ebara Jitsugyo Co. Ltd.	1,200	30,480
Ebase Co. Ltd.	1,200	4,309
Eco's Co. Ltd.	1,500	26,481
EDION Corp.	8,500	124,426
EF-ON, Inc.	960	2,177
eGuarantee, Inc.	2,400	24,559
E-Guardian, Inc.	300	4,397
Ehime Bank Ltd.	2,500	17,365
Eidai Co. Ltd.	3,200	4,954
Eisai Co. Ltd.	7,100	203,915
Elan Corp.	400	2,157
Elecom Co. Ltd.	3,600	45,116
Electric Power Development Co. Ltd.	7,000	119,439
EM Systems Co. Ltd.	1,900	9,527
en Japan, Inc.	3,700	42,659
Endo Lighting Corp.	1,600	26,632
ENEOS Holdings, Inc.	114,450	567,309
Enomoto Co. Ltd.	1,000	9,445
Enplas Corp.	700	21,299
eRex Co. Ltd.	2,300	11,943
ERI Holdings Co. Ltd.	900	13,342
ES-Con Japan Ltd.	3,800	26,154
Eslead Corp.	400	12,765
ESPEC Corp.	1,500	32,162
Eternal Hospitality Group Co. Ltd.	1,000	22,347
Exedy Corp.	3,400	97,259
EXEO Group, Inc.	16,100	204,958
Ezaki Glico Co. Ltd.	4,500	143,952
F&M Co. Ltd.	600	10,581
LVIP Dimensional International Core Equity Fund-19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FALCO HOLDINGS Co. Ltd.	900	$14,194
FANUC Corp.	3,700	100,445
Fast Retailing Co. Ltd.	3,600	1,234,310
†FDK Corp.	400	991
Feed One Co. Ltd.	1,840	12,533
Ferrotec Holdings Corp.	3,700	78,057
FIDEA Holdings Co. Ltd.	1,800	17,991
FINDEX, Inc.	1,400	7,068
Fintech Global, Inc.	20,000	15,133
First Bank of Toyama Ltd.	6,200	42,474
First Brothers Co. Ltd.	1,700	11,915
Fixstars Corp.	3,500	49,486
Food & Life Cos. Ltd.	7,300	354,979
Foster Electric Co. Ltd.	1,900	20,729
FP Corp.	5,200	95,651
FP Partner, Inc.	1,300	19,695
France Bed Holdings Co. Ltd.	1,400	12,393
Freebit Co. Ltd.	2,700	26,024
F-Tech, Inc.	1,100	5,194
Fudo Tetra Corp.	1,890	29,610
Fuji Co. Ltd.	900	12,420
Fuji Corp.	10,200	191,226
Fuji Corp. Ltd.	3,100	14,696
Fuji Electric Co. Ltd.	6,100	280,917
Fuji Kosan Co. Ltd.	800	6,654
Fuji Kyuko Co. Ltd.	2,000	28,870
Fuji Oil Co. Ltd.	10,700	95,420
Fuji Pharma Co. Ltd.	700	6,724
Fuji Seal International, Inc.	4,100	79,223
Fujibo Holdings, Inc.	1,300	53,416
Fujicco Co. Ltd.	2,400	26,569
FUJIFILM Holdings Corp.	13,300	288,019
Fujikura Composites, Inc.	1,400	14,520
Fujikura Ltd.	8,400	441,886
Fujimi, Inc.	2,400	33,966
Fujio Food Group, Inc.	2,100	16,419
Fujisash Co. Ltd.	1,330	6,397
Fujita Kanko, Inc.	800	61,805
Fujitec Co. Ltd.	800	34,366
Fujitsu Ltd.	28,800	698,670
Fujiya Co. Ltd.	600	9,988
FuKoKu Co. Ltd.	1,800	20,747
Fukuda Corp.	400	13,851
Fukuda Denshi Co. Ltd.	1,400	67,980
Fukui Bank Ltd.	1,800	21,863
Fukui Computer Holdings, Inc.	1,100	22,760
Fukuoka Financial Group, Inc.	6,900	184,345
Fukuyama Transporting Co. Ltd.	1,900	44,386
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FULLCAST Holdings Co. Ltd.	1,600	$18,884
Funai Soken Holdings, Inc.	3,600	60,566
Furukawa Co. Ltd.	3,300	48,897
Furukawa Electric Co. Ltd.	5,600	273,318
Furuno Electric Co. Ltd.	2,500	65,038
Furuya Metal Co. Ltd.	2,000	34,997
Furyu Corp.	2,700	18,945
Fuso Chemical Co. Ltd.	1,900	50,924
Fuso Pharmaceutical Industries Ltd.	400	5,888
Futaba Industrial Co. Ltd.	7,100	39,407
Future Corp.	4,000	59,487
G-7 Holdings, Inc.	3,200	29,396
†GA Technologies Co. Ltd.	3,000	37,507
Gakken Holdings Co. Ltd.	2,200	14,440
Gakkyusha Co. Ltd.	900	13,888
Galilei Co. Ltd.	2,000	42,268
Gecoss Corp.	900	7,526
Genki Global Dining Concepts Corp.	1,400	40,837
Genky DrugStores Co. Ltd.	2,000	52,924
Geo Holdings Corp.	3,500	37,389
Gift Holdings, Inc.	1,500	36,659
giftee, Inc.	1,900	22,568
Giken Ltd.	1,700	17,329
GLOBERIDE, Inc.	1,400	20,538
Glory Ltd.	5,000	116,562
GMO Financial Gate, Inc.	300	11,262
GMO Financial Holdings, Inc.	5,000	27,283
GMO GlobalSign Holdings KK	800	11,481
GMO Payment Gateway, Inc.	2,800	181,100
Godo Steel Ltd.	1,200	31,210
Goldwin, Inc.	1,000	56,234
Grandy House Corp.	2,900	10,815
Greens Co. Ltd.	1,100	15,921
grems, Inc.	1,700	27,995
GS Yuasa Corp.	10,000	186,597
G-Tekt Corp.	2,800	34,361
Gunma Bank Ltd.	25,500	214,041
Gunze Ltd.	3,000	74,326
H.U. Group Holdings, Inc.	5,400	119,360
H2O Retailing Corp.	11,100	145,574
HABA Laboratories, Inc.	400	4,626
Hachijuni Bank Ltd.	26,378	214,244
Hagihara Industries, Inc.	1,300	13,745
Hagiwara Electric Holdings Co. Ltd.	1,200	27,274
Hakudo Co. Ltd.	1,100	17,447
Hakuhodo DY Holdings, Inc.	18,100	149,930
Halows Co. Ltd.	800	26,783
LVIP Dimensional International Core Equity Fund-20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hamakyorex Co. Ltd.	7,200	$67,705
Hamamatsu Photonics KK	10,100	122,709
Hankyu Hanshin Holdings, Inc.	10,500	285,428
Hanwa Co. Ltd.	4,000	150,679
Happinet Corp.	1,600	63,396
Hard Off Corp. Co. Ltd.	2,100	24,763
Harima Chemicals Group, Inc.	1,400	7,679
Haseko Corp.	21,400	321,428
Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,619
Hazama Ando Corp.	9,500	95,643
Heiwa Corp.	5,900	86,019
Heiwa Real Estate Co. Ltd.	3,400	51,699
Heiwado Co. Ltd.	3,300	64,796
Hennge KK	1,900	23,839
Hiday Hidaka Corp.	2,700	61,934
†Hino Motors Ltd.	41,500	103,165
Hioki EE Corp.	600	23,700
Hirakawa Hewtech Corp.	2,100	20,059
Hirano Tecseed Co. Ltd.	700	7,181
Hirata Corp.	4,200	58,020
Hirogin Holdings, Inc.	25,300	211,548
Hirose Electric Co. Ltd.	1,100	132,768
HIS Co. Ltd.	6,400	60,129
Hitachi Construction Machinery Co. Ltd.	7,500	223,494
Hitachi Ltd.	81,000	2,354,211
Hochiki Corp.	1,300	28,104
Hodogaya Chemical Co. Ltd.	800	8,063
Hogy Medical Co. Ltd.	1,600	44,703
Hokkaido Coca-Cola Bottling Co. Ltd.	400	9,353
Hokkaido Electric Power Co., Inc.	9,500	49,575
Hokkaido Gas Co. Ltd.	4,000	16,479
Hokkan Holdings Ltd.	800	10,388
Hokko Chemical Industry Co. Ltd.	2,100	20,095
Hokkoku Financial Holdings, Inc.	2,700	90,602
Hokuetsu Corp.	7,400	53,936
Hokuhoku Financial Group, Inc.	11,300	214,101
Hokuriku Electric Industry Co. Ltd.	1,300	20,211
Hokuriku Electric Power Co.	12,300	61,488
Hokuto Corp.	3,100	38,691
Honda Motor Co. Ltd.	111,800	1,078,070
H-One Co. Ltd.	800	7,127
Honeys Holdings Co. Ltd.	2,300	25,105
Honma Golf Ltd.	17,500	7,927
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hoosiers Holdings Co. Ltd.	2,900	$25,080
Horiba Ltd.	3,000	233,379
Hoshizaki Corp.	2,100	72,362
Hosokawa Micron Corp.	1,200	41,306
Hotland Holdings Co. Ltd.	800	11,392
House Foods Group, Inc.	6,600	128,379
Howa Machinery Ltd.	1,300	9,361
Hoya Corp.	6,500	771,954
HS Holdings Co. Ltd.	1,600	12,263
Hulic Co. Ltd.	21,000	211,822
Hyakugo Bank Ltd.	23,100	110,516
Hyakujushi Bank Ltd.	2,400	69,609
Ibiden Co. Ltd.	6,200	272,177
IBJ, Inc.	1,500	8,883
Ichibanya Co. Ltd.	4,200	26,888
Ichigo, Inc.	16,900	47,376
Ichiken Co. Ltd.	800	17,374
Ichikoh Industries Ltd.	2,000	5,022
Ichinen Holdings Co. Ltd.	2,500	27,385
Ichiyoshi Securities Co. Ltd.	4,600	25,945
ID Holdings Corp.	1,100	18,090
IDEA Consultants, Inc.	700	15,119
Idec Corp.	2,000	31,543
Idemitsu Kosan Co. Ltd.	35,080	212,738
IDOM, Inc.	9,200	67,566
IG Port, Inc.	1,300	19,693
IHI Corp.	4,000	432,655
Iida Group Holdings Co. Ltd.	11,700	164,809
Iino Kaiun Kaisha Ltd.	10,000	70,125
IKK Holdings, Inc.	2,500	13,613
I'll, Inc.	900	17,274
Imura & Co. Ltd.	1,100	7,636
Imuraya Group Co. Ltd.	800	13,739
Inaba Denki Sangyo Co. Ltd.	3,000	82,326
Inaba Seisakusho Co. Ltd.	900	11,621
Inabata & Co. Ltd.	5,500	122,604
I-NE Co. Ltd.	700	7,907
I-Net Corp.	1,100	14,555
Infomart Corp.	17,100	49,418
INFRONEER Holdings, Inc.	22,140	185,752
Innotech Corp.	2,200	21,583
Inpex Corp.	85,400	1,198,774
Insource Co. Ltd.	6,800	46,795
Intage Holdings, Inc.	500	6,161
Internet Initiative Japan, Inc.	7,600	150,053
Inui Global Logistics Co. Ltd.	1,200	10,011
IPS, Inc.	600	9,874
IR Japan Holdings Ltd.	800	3,471
Iriso Electronics Co. Ltd.	2,700	53,464
LVIP Dimensional International Core Equity Fund-21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ISB Corp.	1,100	$10,343
Iseki & Co. Ltd.	2,300	19,420
Isetan Mitsukoshi Holdings Ltd.	12,600	191,852
Ishihara Sangyo Kaisha Ltd.	4,200	59,095
Istyle, Inc.	6,900	25,298
Isuzu Motors Ltd.	48,000	608,061
Itfor, Inc.	2,000	20,797
ITmedia, Inc.	600	6,836
Ito En Ltd.	6,200	140,527
ITOCHU Corp.	8,000	418,920
Itochu Enex Co. Ltd.	6,000	71,859
Itochu-Shokuhin Co. Ltd.	300	20,616
Itoham Yonekyu Holdings, Inc.	3,080	104,743
Itoki Corp.	4,300	65,187
IwaiCosmo Holdings, Inc.	2,000	31,152
Iwaki Co. Ltd.	1,400	23,333
Iwatani Corp.	16,700	177,440
Iyogin Holdings, Inc.	17,100	187,365
Izumi Co. Ltd.	3,600	83,105
J Front Retailing Co. Ltd.	24,100	327,476
J Trust Co. Ltd.	7,800	22,909
JAC Recruitment Co. Ltd.	5,200	36,494
†Jade Group, Inc.	900	8,686
JALCO Holdings, Inc.	4,400	9,589
JANOME Corp.	1,000	7,762
Japan Airlines Co. Ltd.	12,400	252,909
Japan Airport Terminal Co. Ltd.	5,100	162,854
Japan Aviation Electronics Industry Ltd.	4,400	78,210
†Japan Communications, Inc.	7,800	8,665
Japan Electronic Materials Corp.	1,700	28,770
Japan Elevator Service Holdings Co. Ltd.	7,500	215,903
Japan Engine Corp.	1,000	48,093
Japan Exchange Group, Inc.	37,000	374,811
Japan Hospice Holdings, Inc.	800	6,035
Japan Investment Adviser Co. Ltd.	3,400	40,267
Japan Lifeline Co. Ltd.	6,000	62,156
Japan Material Co. Ltd.	3,800	38,830
Japan Medical Dynamic Marketing, Inc.	1,400	5,526
Japan Post Holdings Co. Ltd.	31,700	293,612
Japan Post Insurance Co. Ltd.	7,200	163,010
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Property Management Center Co. Ltd.	1,500	$12,189
Japan Pulp & Paper Co. Ltd.	8,000	34,380
Japan Securities Finance Co. Ltd.	4,600	55,943
Japan Steel Works Ltd.	2,400	137,305
Japan System Techniques Co. Ltd.	2,000	26,805
Japan Tobacco, Inc.	13,700	403,594
Japan Transcity Corp.	3,000	22,743
Japan Wool Textile Co. Ltd.	4,700	47,435
JBCC Holdings, Inc.	3,200	29,904
JCU Corp.	2,100	48,255
JDC Corp.	4,600	15,217
Jeol Ltd.	5,000	152,147
JFE Holdings, Inc.	26,300	305,939
†JIG-SAW, Inc.	300	5,630
JINS Holdings, Inc.	1,500	88,778
JINUSHI Co. Ltd.	1,800	27,234
JK Holdings Co. Ltd.	1,500	12,358
J-Lease Co. Ltd.	1,200	11,134
JM Holdings Co. Ltd.	800	14,526
JMS Co. Ltd.	1,500	4,509
J-Oil Mills, Inc.	1,400	19,050
Joshin Denki Co. Ltd.	2,200	36,231
Joyful Honda Co. Ltd.	3,900	56,476
JP-Holdings, Inc.	4,300	16,652
JSB Co. Ltd.	1,100	29,090
JSP Corp.	1,400	18,304
JTEKT Corp.	20,500	168,731
†Juki Corp.	2,600	7,128
Juroku Financial Group, Inc.	3,100	104,069
Justsystems Corp.	2,400	61,423
JVCKenwood Corp.	18,300	146,748
Kadokawa Corp.	900	24,967
Kadoya Sesame Mills, Inc.	300	7,570
Kaga Electronics Co. Ltd.	4,000	75,881
Kagome Co. Ltd.	6,200	123,469
Kajima Corp.	10,300	268,642
Kakaku.com, Inc.	8,800	163,188
Kakiyasu Honten Co. Ltd.	700	12,850
Kamakura Shinsho Ltd.	2,300	8,782
Kameda Seika Co. Ltd.	900	25,021
Kamei Corp.	1,600	27,442
Kamigumi Co. Ltd.	6,900	191,739
Kanaden Corp.	1,100	15,417
Kanadevia Corp.	20,600	139,186
Kanagawa Chuo Kotsu Co. Ltd.	400	9,826
Kanamic Network Co. Ltd.	1,800	5,332
Kanamoto Co. Ltd.	3,100	69,598
Kandenko Co. Ltd.	4,300	99,249
LVIP Dimensional International Core Equity Fund-22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kaneka Corp.	5,000	$137,954
Kaneko Seeds Co. Ltd.	900	8,506
Kanematsu Corp.	8,500	161,765
Kanro, Inc.	3,900	41,221
Kansai Electric Power Co., Inc.	14,000	166,038
Kansai Paint Co. Ltd.	14,200	194,692
Kanto Denka Kogyo Co. Ltd.	3,900	22,734
Kao Corp.	7,300	327,081
Kappa Create Co. Ltd.	2,100	21,942
Katitas Co. Ltd.	4,900	84,914
Kato Sangyo Co. Ltd.	2,100	80,071
Kato Works Co. Ltd.	400	3,660
Kawada Technologies, Inc.	1,800	48,223
Kawai Musical Instruments Manufacturing Co. Ltd.	500	8,991
Kawasaki Heavy Industries Ltd.	5,600	423,346
KDDI Corp.	76,900	1,320,418
KeePer Technical Laboratory Co. Ltd.	1,600	39,326
Keihan Holdings Co. Ltd.	9,300	196,999
Keihanshin Building Co. Ltd.	1,600	16,630
Keikyu Corp.	11,400	118,896
Keio Corp.	4,600	111,829
Keisei Electric Railway Co. Ltd.	9,300	86,954
KEIWA, Inc.	1,000	7,496
Keiyo Bank Ltd.	13,500	93,779
Kenko Mayonnaise Co. Ltd.	1,500	17,843
Kewpie Corp.	4,800	112,243
Keyence Corp.	1,000	399,828
KH Neochem Co. Ltd.	3,300	57,797
Kibun Foods, Inc.	2,200	16,607
Kikkoman Corp.	18,900	175,313
Kimura Unity Co. Ltd.	4,000	21,919
King Jim Co. Ltd.	1,800	10,410
Kintetsu Department Store Co. Ltd.	700	8,523
Kintetsu Group Holdings Co. Ltd.	8,000	151,479
Kirin Holdings Co. Ltd.	10,400	145,742
Ki-Star Real Estate Co. Ltd.	1,400	44,971
Kitagawa Corp.	600	5,774
Kita-Nippon Bank Ltd.	400	8,217
Kitz Corp.	7,400	60,751
Kiyo Bank Ltd.	6,700	115,767
†KNT-CT Holdings Co. Ltd.	700	4,847
Koa Corp.	5,400	31,611
Koatsu Gas Kogyo Co. Ltd.	2,000	14,518
Kobayashi Pharmaceutical Co. Ltd.	1,700	63,635
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kobe Bussan Co. Ltd.	5,800	$180,122
Kobe Electric Railway Co. Ltd.	500	8,142
Kobe Steel Ltd.	42,600	465,036
Koei Tecmo Holdings Co. Ltd.	2,600	42,449
Kohnan Shoji Co. Ltd.	2,500	67,614
Kohoku Kogyo Co. Ltd.	1,000	17,938
Kohsoku Corp.	800	14,997
Koito Manufacturing Co. Ltd.	14,300	170,928
Kojima Co. Ltd.	3,000	25,675
Kokuyo Co. Ltd.	12,000	68,843
Komatsu Ltd.	35,400	1,167,971
KOMEDA Holdings Co. Ltd.	3,600	74,262
Komehyo Holdings Co. Ltd.	1,100	21,398
Komeri Co. Ltd.	3,600	73,506
Konaka Co. Ltd.	2,400	4,077
Konami Group Corp.	2,100	332,014
Kondotec, Inc.	2,100	22,589
†Konica Minolta, Inc.	42,700	138,865
Konishi Co. Ltd.	5,000	38,978
Konoike Transport Co. Ltd.	2,700	55,134
Konoshima Chemical Co. Ltd.	1,400	11,997
Kosaido Holdings Co. Ltd.	5,000	16,678
Kose Corp.	1,800	70,648
Koshidaka Holdings Co. Ltd.	5,700	44,427
Kotobuki Spirits Co. Ltd.	7,900	112,685
Kozo Keikaku Engineering Holdings, Inc.	1,000	17,239
KPP Group Holdings Co. Ltd.	3,400	17,504
Krosaki Harima Corp.	2,000	46,100
KRS Corp.	1,200	23,935
K's Holdings Corp.	16,000	162,606
KU Holdings Co. Ltd.	1,500	11,767
Kubota Corp.	32,900	371,010
Kumagai Gumi Co. Ltd.	3,800	110,185
Kumiai Chemical Industry Co. Ltd.	9,070	50,265
Kura Sushi, Inc.	1,100	27,011
Kurabo Industries Ltd.	800	41,433
Kuraray Co. Ltd.	25,900	329,352
Kureha Corp.	4,200	91,543
Kurimoto Ltd.	800	31,404
Kurita Water Industries Ltd.	4,000	157,832
Kuriyama Holdings Corp.	1,400	14,409
Kusuri No. Aoki Holdings Co. Ltd.	4,000	100,767
KYB Corp.	4,400	91,015
Kyodo Printing Co. Ltd.	1,600	14,423
LVIP Dimensional International Core Equity Fund-23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyoei Steel Ltd.	2,300	$32,794
Kyokuto Boeki Kaisha Ltd.	1,400	14,828
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,700	68,724
Kyokuyo Co. Ltd.	1,000	31,863
Kyorin Pharmaceutical Co. Ltd.	5,400	56,820
KYORITSU Co. Ltd.	3,400	4,107
Kyoritsu Maintenance Co. Ltd.	7,000	170,890
Kyosan Electric Manufacturing Co. Ltd.	4,100	13,974
Kyoto Financial Group, Inc.	12,500	223,487
Kyowa Kirin Co. Ltd.	9,000	154,055
Kyudenko Corp.	3,500	144,805
Kyushu Electric Power Co., Inc.	15,000	134,112
Kyushu Financial Group, Inc.	35,900	181,174
Kyushu Railway Co.	6,600	170,629
LA Holdings Co. Ltd.	300	13,036
Lacto Japan Co. Ltd.	1,100	28,108
Lasertec Corp.	3,000	402,182
LEC, Inc.	1,800	14,635
Leopalace21 Corp.	18,500	79,661
Life Corp.	5,600	85,892
Lifedrink Co., Inc.	3,200	47,029
LIFULL Co. Ltd.	5,900	7,872
LIKE, Inc.	2,300	21,808
Linical Co. Ltd.	1,000	2,319
Link & Motivation, Inc.	4,400	15,018
Lintec Corp.	4,500	92,249
Lion Corp.	10,600	109,599
LITALICO, Inc.	2,400	21,059
Lixil Corp.	24,700	285,719
Loadstar Capital KK	1,000	19,196
Look Holdings, Inc.	1,000	16,660
LY Corp.	42,500	156,511
M3, Inc.	4,100	56,320
Mabuchi Motor Co. Ltd.	10,600	156,498
Macbee Planet, Inc.	700	13,321
Macnica Holdings, Inc.	14,800	198,558
Maeda Kosen Co. Ltd.	4,100	53,946
Maezawa Industries, Inc.	2,700	30,233
Makino Milling Machine Co. Ltd.	3,000	239,502
Makita Corp.	6,000	184,788
Management Solutions Co. Ltd.	800	9,860
Mandom Corp.	5,600	54,659
Mani, Inc.	5,600	47,944
MarkLines Co. Ltd.	1,600	21,229
Marubeni Corp.	17,700	356,801
Marubun Corp.	2,400	17,199
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Maruchiyo Yamaokaya Corp.	1,000	$39,566
Marudai Food Co. Ltd.	1,600	19,955
Maruha Nichiro Corp.	5,500	116,267
Marui Group Co. Ltd.	12,400	263,825
MARUKA FURUSATO Corp.	1,261	20,275
Maruwa Co. Ltd.	400	114,647
Maruzen CHI Holdings Co. Ltd.	2,600	5,905
Maruzen Showa Unyu Co. Ltd.	1,300	63,234
Marvelous, Inc.	2,500	8,833
Matching Service Japan Co. Ltd.	900	5,803
Matsuda Sangyo Co. Ltd.	800	18,376
Matsui Securities Co. Ltd.	12,400	59,875
MatsukiyoCocokara & Co.	13,260	272,765
Matsuya Co. Ltd.	2,300	16,157
Matsuyafoods Holdings Co. Ltd.	900	36,983
Max Co. Ltd.	1,300	41,913
Maxell Ltd.	4,500	59,288
Maxvalu Tokai Co. Ltd.	500	11,126
Mazda Motor Corp.	59,300	356,701
McDonald's Holdings Co. Japan Ltd.	2,400	99,269
MCJ Co. Ltd.	6,300	56,850
Mebuki Financial Group, Inc.	46,390	242,074
MEC Co. Ltd.	1,600	29,914
Media Do Co. Ltd.	300	3,611
Medical Data Vision Co. Ltd.	700	1,966
Medical System Network Co. Ltd.	4,100	13,469
Medipal Holdings Corp.	11,700	189,750
Medius Holdings Co. Ltd.	1,600	9,751
MedPeer, Inc.	900	4,870
Megmilk Snow Brand Co. Ltd.	5,400	102,309
Meidensha Corp.	4,000	150,508
Meiji Electric Industries Co. Ltd.	1,100	14,340
MEIJI Holdings Co. Ltd.	10,200	225,561
Meiko Electronics Co. Ltd.	1,900	89,340
MEITEC Group Holdings, Inc.	6,900	152,059
Meiwa Corp.	2,500	12,022
Meiwa Estate Co. Ltd.	1,700	11,075
Menicon Co. Ltd.	6,400	49,624
†Mercari, Inc.	9,000	166,626
METAWATER Co. Ltd.	2,000	30,787
Micronics Japan Co. Ltd.	2,900	108,330
Midac Holdings Co. Ltd.	800	11,407
LVIP Dimensional International Core Equity Fund-24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mie Kotsu Group Holdings, Inc.	2,500	$8,668
Mikuni Corp.	1,600	3,182
Milbon Co. Ltd.	1,600	26,898
MIMAKI ENGINEERING Co. Ltd.	2,700	35,829
Minebea Mitsumi, Inc.	23,032	336,814
Mirait One Corp.	10,000	175,863
Mirarth Holdings, Inc.	9,900	25,801
Miroku Jyoho Service Co. Ltd.	900	11,197
MISUMI Group, Inc.	7,200	96,181
Mitani Corp.	2,400	35,828
Mitsuba Corp.	2,400	13,798
Mitsubishi Chemical Group Corp.	116,400	611,801
Mitsubishi Corp.	41,800	835,243
Mitsubishi Electric Corp.	17,000	365,652
Mitsubishi Estate Co. Ltd.	17,700	331,824
Mitsubishi Gas Chemical Co., Inc.	12,600	193,468
Mitsubishi Heavy Industries Ltd.	28,700	718,200
Mitsubishi Logisnext Co. Ltd.	3,300	44,901
Mitsubishi Logistics Corp.	19,200	157,337
Mitsubishi Materials Corp.	12,700	200,685
Mitsubishi Motors Corp.	71,900	203,294
Mitsubishi Paper Mills Ltd.	2,100	9,244
Mitsubishi Research Institute, Inc.	1,000	31,777
Mitsubishi Shokuhin Co. Ltd.	1,600	70,247
Mitsubishi Steel Manufacturing Co. Ltd.	600	6,556
Mitsubishi UFJ Financial Group, Inc.	147,800	2,015,044
Mitsuboshi Belting Ltd.	600	14,293
Mitsui & Co. Ltd.	28,500	580,829
Mitsui Chemicals, Inc.	15,700	362,995
Mitsui DM Sugar Co. Ltd.	1,200	25,476
Mitsui E&S Co. Ltd.	6,300	124,258
Mitsui Fudosan Co. Ltd.	28,200	273,006
Mitsui High-Tec, Inc.	13,300	65,099
Mitsui Mining & Smelting Co. Ltd.	6,500	226,629
Mitsui-Soko Holdings Co. Ltd.	6,300	171,793
Mitsuuroko Group Holdings Co. Ltd.	2,900	38,221
Miura Co. Ltd.	3,500	70,364
Miyaji Engineering Group, Inc.	2,200	28,668
Miyazaki Bank Ltd.	900	22,950
Miyoshi Oil & Fat Co. Ltd.	1,500	17,955
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mizuho Financial Group, Inc.	39,770	$1,104,012
Mizuho Medy Co. Ltd.	1,700	17,046
Mizuno Corp.	5,100	93,848
Mochida Pharmaceutical Co. Ltd.	1,400	28,783
Modec, Inc.	600	25,718
Monogatari Corp.	3,700	100,246
MonotaRO Co. Ltd.	8,900	175,204
MORESCO Corp.	700	5,987
Morinaga & Co. Ltd.	7,600	125,265
Morinaga Milk Industry Co. Ltd.	7,100	159,512
Moriroku Co. Ltd.	1,700	27,342
Morita Holdings Corp.	3,000	44,788
Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	37,476
Mory Industries, Inc.	1,000	5,921
MOS Food Services, Inc.	1,200	30,897
MrMax Holdings Ltd.	2,600	11,829
MS&AD Insurance Group Holdings, Inc.	36,600	818,215
Mugen Estate Co. Ltd.	2,200	30,447
m-up Holdings, Inc.	4,100	58,788
Murata Manufacturing Co. Ltd.	13,300	196,583
Musashi Seimitsu Industry Co. Ltd.	4,800	101,908
Musashino Bank Ltd.	2,100	47,500
Nabtesco Corp.	9,500	169,788
NAC Co. Ltd.	4,800	18,559
Nachi-Fujikoshi Corp.	2,400	51,447
Nafco Co. Ltd.	1,600	19,500
Nagano Keiki Co. Ltd.	1,200	16,526
Nagase & Co. Ltd.	8,100	156,094
Nagase Brothers, Inc.	800	10,488
Nagoya Railroad Co. Ltd.	9,700	109,725
Nakabayashi Co. Ltd.	2,100	7,592
Nakamoto Packs Co. Ltd.	800	9,661
Nakamuraya Co. Ltd.	500	10,832
Nakanishi, Inc.	3,300	43,363
Nakayama Steel Works Ltd.	7,200	31,064
Namura Shipbuilding Co. Ltd.	5,500	119,593
Nankai Electric Railway Co. Ltd.	6,500	98,292
Nanto Bank Ltd.	3,000	85,359
Natori Co. Ltd.	700	9,782
NEC Corp.	9,500	277,163
Nexon Co. Ltd.	3,000	60,425
Nextage Co. Ltd.	6,300	76,155
†NexTone, Inc.	400	5,934
NGK Insulators Ltd.	21,300	267,349
NH Foods Ltd.	6,600	228,565
LVIP Dimensional International Core Equity Fund-25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NHK Spring Co. Ltd.	15,700	$170,948
Nichias Corp.	4,300	164,535
Nichiban Co. Ltd.	600	8,060
Nichicon Corp.	5,500	45,234
Nichiden Corp.	1,300	24,865
Nichiha Corp.	2,600	53,592
Nichirei Corp.	18,000	235,438
Nichireki Group Co. Ltd.	1,000	16,713
Nichirin Co. Ltd.	1,300	30,944
NIDEC Corp.	19,500	378,945
Nifco, Inc.	8,200	194,303
Nihon Chouzai Co. Ltd.	800	17,752
Nihon Dempa Kogyo Co. Ltd.	5,000	26,072
Nihon Denkei Co. Ltd.	1,200	17,865
Nihon Flush Co. Ltd.	2,200	12,445
Nihon House Holdings Co. Ltd.	2,600	5,329
Nihon M&A Center Holdings, Inc.	32,200	163,218
Nihon Nohyaku Co. Ltd.	2,400	14,002
Nihon Plast Co. Ltd.	1,900	4,656
Nihon Yamamura Glass Co. Ltd.	1,000	17,035
Nikkiso Co. Ltd.	6,300	55,987
Nikko Co. Ltd.	2,100	10,591
Nikkon Holdings Co. Ltd.	4,400	97,857
Nikon Corp.	20,500	210,178
Nintendo Co. Ltd.	3,000	288,089
Nippn Corp.	6,400	94,606
Nippon Air Conditioning Services Co. Ltd.	1,800	14,029
Nippon Aqua Co. Ltd.	2,100	11,543
Nippon Avionics Co. Ltd.	700	20,436
Nippon Carbide Industries Co., Inc.	800	10,252
Nippon Carbon Co. Ltd.	1,000	28,312
Nippon Chemical Industrial Co. Ltd.	600	8,458
†Nippon Chemi-Con Corp.	2,100	17,327
†Nippon Coke & Engineering Co. Ltd.	18,200	10,484
Nippon Concept Corp.	800	12,370
Nippon Concrete Industries Co. Ltd.	2,600	5,283
Nippon Denko Co. Ltd.	13,700	23,664
Nippon Electric Glass Co. Ltd.	8,200	194,568
Nippon Express Holdings, Inc.	24,000	481,450
Nippon Gas Co. Ltd.	10,500	193,367
Nippon Kayaku Co. Ltd.	15,800	142,017
Nippon Kodoshi Corp.	800	9,812
Nippon Light Metal Holdings Co. Ltd.	7,070	79,815
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Paint Holdings Co. Ltd.	14,900	$119,830
Nippon Paper Industries Co. Ltd.	12,500	89,952
Nippon Parking Development Co. Ltd.	28,800	52,714
Nippon Rietec Co. Ltd.	700	8,925
Nippon Sanso Holdings Corp.	7,500	283,811
Nippon Seisen Co. Ltd.	1,000	7,421
Nippon Sharyo Ltd.	900	12,814
†Nippon Sheet Glass Co. Ltd.	16,000	50,169
Nippon Shinyaku Co. Ltd.	5,800	126,575
Nippon Shokubai Co. Ltd.	13,700	156,237
Nippon Signal Co. Ltd.	3,400	25,392
Nippon Soda Co. Ltd.	4,900	103,172
Nippon Steel Corp.	25,710	486,226
Nippon Telegraph & Telephone Corp.	374,700	400,596
Nippon Thompson Co. Ltd.	6,000	22,202
Nippon Yakin Kogyo Co. Ltd.	1,540	42,452
Nipro Corp.	15,700	139,064
Nishimatsu Construction Co. Ltd.	2,600	86,556
Nishimatsuya Chain Co. Ltd.	3,100	44,912
Nishi-Nippon Financial Holdings, Inc.	13,000	195,086
Nishi-Nippon Railroad Co. Ltd.	5,000	70,539
Nishio Holdings Co. Ltd.	2,000	55,724
Nissan Chemical Corp.	9,500	289,727
†Nissan Motor Co. Ltd.	89,900	217,520
Nissei ASB Machine Co. Ltd.	1,000	40,624
Nissei Plastic Industrial Co. Ltd.	1,500	8,983
Nissha Co. Ltd.	4,700	43,889
Nisshin Oillio Group Ltd.	3,400	115,221
Nisshin Seifun Group, Inc.	14,000	167,357
Nisshinbo Holdings, Inc.	19,468	124,747
Nissin Corp.	1,400	78,544
Nissin Foods Holdings Co. Ltd.	3,100	64,403
Nisso Holdings Co. Ltd.	2,200	9,888
Nissui Corp.	33,300	202,350
Niterra Co. Ltd.	11,000	365,731
Nitori Holdings Co. Ltd.	1,400	134,750
Nitto Denko Corp.	27,900	538,790
Nitto Fuji Flour Milling Co. Ltd.	600	29,641
Nitto Kogyo Corp.	2,100	45,351
Nitto Seiko Co. Ltd.	3,100	12,304
LVIP Dimensional International Core Equity Fund-26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nittoc Construction Co. Ltd.	3,400	$25,975
Nittoku Co. Ltd.	500	6,277
Noevir Holdings Co. Ltd.	1,700	51,093
NOF Corp.	8,600	164,800
Nohmi Bosai Ltd.	1,000	25,333
Nojima Corp.	7,200	157,379
Nomura Holdings, Inc.	40,300	265,565
Nomura Holdings, Inc. ADR	13,054	85,895
Nomura Micro Science Co. Ltd.	900	16,019
Nomura Real Estate Holdings, Inc.	38,000	222,574
Nomura Research Institute Ltd.	7,420	296,781
Noritake Co. Ltd.	1,900	48,139
Noritz Corp.	2,000	25,633
North Pacific Bank Ltd.	30,900	123,658
NPC, Inc.	3,900	18,210
NPR-RIKEN Corp.	1,616	26,301
NS Solutions Corp.	1,200	33,916
NS United Kaiun Kaisha Ltd.	1,200	32,499
NSD Co. Ltd.	6,200	153,526
NSK Ltd.	42,700	200,803
NSW, Inc.	1,500	28,245
NTN Corp.	51,300	81,014
Obara Group, Inc.	900	22,383
Obayashi Corp.	19,500	295,460
OBIC Business Consultants Co. Ltd.	400	23,669
Obic Co. Ltd.	3,400	132,209
Odakyu Electric Railway Co. Ltd.	14,500	169,515
Oenon Holdings, Inc.	3,500	13,474
Ogaki Kyoritsu Bank Ltd.	3,100	53,766
Ohara, Inc.	1,600	12,133
Ohsho Food Service Corp.	1,400	36,952
OIE Sangyo Co. Ltd.	900	13,251
Oiles Corp.	2,600	37,227
Oita Bank Ltd.	1,400	38,818
Oji Holdings Corp.	61,900	311,616
Okabe Co. Ltd.	2,800	16,142
Okamoto Industries, Inc.	800	26,726
Okamoto Machine Tool Works Ltd.	700	23,798
Okamura Corp.	4,800	73,911
Okasan Securities Group, Inc.	14,000	65,203
Oki Electric Industry Co. Ltd.	7,000	78,065
Okinawa Cellular Telephone Co.	2,400	85,238
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okinawa Electric Power Co., Inc.	5,348	$33,721
Okinawa Financial Group, Inc.	1,580	33,413
OKUMA Corp.	5,600	142,227
Okumura Corp.	3,800	113,446
Okura Industrial Co. Ltd.	800	23,909
Okuwa Co. Ltd.	2,100	13,829
Olympus Corp.	13,200	156,794
Omron Corp.	5,000	134,782
Ono Pharmaceutical Co. Ltd.	13,500	146,310
Onoken Co. Ltd.	1,400	13,594
Onward Holdings Co. Ltd.	10,600	43,691
Open House Group Co. Ltd.	3,700	167,322
Open Up Group, Inc.	5,000	59,232
Optex Group Co. Ltd.	3,900	47,122
†Optim Corp.	1,200	4,511
Optorun Co. Ltd.	3,100	35,055
Oracle Corp. Japan	1,500	178,786
Organo Corp.	1,600	99,612
Oriental Land Co. Ltd.	13,400	308,626
Oriental Shiraishi Corp.	8,700	22,220
Oro Co. Ltd.	500	10,332
Osaka Gas Co. Ltd.	8,800	225,719
Osaka Organic Chemical Industry Ltd.	1,700	30,579
Osaka Steel Co. Ltd.	1,100	21,529
OSAKA Titanium Technologies Co. Ltd.	2,100	21,503
Osaki Electric Co. Ltd.	4,100	27,277
OSG Corp.	7,500	88,478
Otsuka Corp.	6,800	138,525
Otsuka Holdings Co. Ltd.	7,000	347,055
OUG Holdings, Inc.	500	12,046
Pacific Industrial Co. Ltd.	3,500	32,759
PAL GROUP Holdings Co. Ltd.	3,500	87,554
PALTAC Corp.	3,000	83,996
Pan Pacific International Holdings Corp.	7,900	271,721
Panasonic Holdings Corp.	62,200	665,498
Paramount Bed Holdings Co. Ltd.	3,200	56,944
Park24 Co. Ltd.	12,900	165,363
Pegasus Co. Ltd.	1,900	7,024
Penta-Ocean Construction Co. Ltd.	31,300	196,095
People Dreams & Technologies Group Co. Ltd.	1,100	12,980
†PeptiDream, Inc.	10,000	114,048
Persol Holdings Co. Ltd.	120,500	235,179
Pharma Foods International Co. Ltd.	2,200	12,704
LVIP Dimensional International Core Equity Fund-27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†PIA Corp.	500	$10,213
Pickles Holdings Co. Ltd.	1,200	8,082
Pigeon Corp.	4,700	57,154
PILLAR Corp.	1,800	48,312
Pilot Corp.	2,300	65,061
Plus Alpha Consulting Co. Ltd.	2,000	31,047
Pole To Win Holdings, Inc.	1,400	3,583
PR Times Corp.	700	11,347
Premium Water Holdings, Inc.	800	16,947
Press Kogyo Co. Ltd.	6,300	23,807
Prestige International, Inc.	9,300	38,920
Prima Meat Packers Ltd.	3,300	51,892
Procrea Holdings, Inc.	2,720	27,015
Pro-Ship, Inc.	1,600	32,116
PS Construction Co. Ltd.	700	8,396
Punch Industry Co. Ltd.	1,000	2,590
QB Net Holdings Co. Ltd.	900	7,122
Qol Holdings Co. Ltd.	2,700	34,692
Quick Co. Ltd.	700	11,492
Raccoon Holdings, Inc.	800	3,937
Raito Kogyo Co. Ltd.	3,600	71,472
Raiznext Corp.	3,000	37,316
Raksul, Inc.	5,900	45,648
Rakus Co. Ltd.	6,000	96,174
†Rakuten Bank Ltd.	3,000	137,529
†Rakuten Group, Inc.	16,900	93,122
Rasa Corp.	1,300	13,084
Rasa Industries Ltd.	900	25,282
Recruit Holdings Co. Ltd.	25,500	1,499,568
Relo Group, Inc.	11,900	141,229
Renaissance, Inc.	1,500	10,759
Renesas Electronics Corp.	27,600	341,451
Rengo Co. Ltd.	21,800	118,155
†RENOVA, Inc.	6,500	29,300
Resona Holdings, Inc.	33,391	308,393
Resonac Holdings Corp.	16,600	384,640
Resorttrust, Inc.	17,000	207,613
Restar Corp.	1,800	31,864
Retail Partners Co. Ltd.	3,700	36,264
Rheon Automatic Machinery Co. Ltd.	900	7,750
Ricoh Co. Ltd.	25,200	237,823
Riken Keiki Co. Ltd.	2,200	46,039
Riken Technos Corp.	2,900	22,053
Riken Vitamin Co. Ltd.	1,000	18,972
Ringer Hut Co. Ltd.	1,600	24,560
Rinnai Corp.	6,600	163,683
Rion Co. Ltd.	500	9,006
Riso Kyoiku Co. Ltd.	3,300	5,130
Rix Corp.	600	12,674
Rohm Co. Ltd.	26,200	333,543
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Rohto Pharmaceutical Co. Ltd.	7,800	$110,544
Rokko Butter Co. Ltd.	1,000	8,473
Roland Corp.	1,500	32,948
Rorze Corp.	10,800	153,528
Round One Corp.	19,000	193,925
Royal Holdings Co. Ltd.	3,700	67,568
Ryobi Ltd.	3,500	52,050
RYODEN Corp.	1,300	25,256
Ryohin Keikaku Co. Ltd.	9,500	455,608
Ryoyo Ryosan Holdings, Inc.	1,884	34,686
S Foods, Inc.	2,300	41,771
S&B Foods, Inc.	1,200	25,564
Sac's Bar Holdings, Inc.	900	5,028
Saibu Gas Holdings Co. Ltd.	1,000	12,202
Saizeriya Co. Ltd.	3,000	103,981
Sakai Chemical Industry Co. Ltd.	2,100	38,790
Sakai Heavy Industries Ltd.	600	8,308
Sakai Moving Service Co. Ltd.	2,000	36,856
Sakata INX Corp.	5,000	67,446
Sakata Seed Corp.	3,200	77,821
Sala Corp.	3,600	23,996
San Holdings, Inc.	1,800	19,014
San ju San Financial Group, Inc.	2,840	58,269
San-A Co. Ltd.	3,600	73,775
San-Ai Obbli Co. Ltd.	4,300	54,103
Sangetsu Corp.	2,700	55,364
San-In Godo Bank Ltd.	15,400	127,216
†Sanken Electric Co. Ltd.	1,900	106,322
Sanki Engineering Co. Ltd.	3,200	89,849
Sanko Gosei Ltd.	3,800	17,917
Sankyo Co. Ltd.	16,300	301,693
Sankyo Frontier Co. Ltd.	1,000	13,865
Sankyo Tateyama, Inc.	2,400	10,738
Sankyu, Inc.	5,000	268,192
Sanoh Industrial Co. Ltd.	4,800	21,197
Sanrio Co. Ltd.	6,300	304,640
Sansei Technologies, Inc.	1,700	18,032
Sansha Electric Manufacturing Co. Ltd.	2,300	14,158
Sanshin Electronics Co. Ltd.	1,200	19,679
Santen Pharmaceutical Co. Ltd.	16,200	185,902
Sanwa Holdings Corp.	7,200	238,793
Sanyo Chemical Industries Ltd.	1,100	27,886
Sanyo Denki Co. Ltd.	900	60,157
LVIP Dimensional International Core Equity Fund-28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sanyo Electric Railway Co. Ltd.	600	$8,242
Sanyo Trading Co. Ltd.	2,000	20,148
Sapporo Holdings Ltd.	2,920	150,400
Sato Corp.	2,500	35,821
Sato Shoji Corp.	700	7,370
Satori Electric Co. Ltd.	1,400	15,882
Sawai Group Holdings Co. Ltd.	11,700	148,824
SBI Global Asset Management Co. Ltd.	2,400	10,485
SBI Holdings, Inc.	10,300	358,905
SBI Sumishin Net Bank Ltd.	3,200	108,202
SBS Holdings, Inc.	1,400	28,213
SCREEN Holdings Co. Ltd.	3,700	300,852
Scroll Corp.	4,000	29,530
SCSK Corp.	5,100	153,651
Secom Co. Ltd.	6,600	237,104
Seed Co. Ltd.	1,000	3,220
Sega Sammy Holdings, Inc.	5,400	129,255
Seibu Holdings, Inc.	8,600	308,205
Seika Corp.	900	29,085
Seikitokyu Kogyo Co. Ltd.	2,300	23,415
Seiko Epson Corp.	11,300	148,512
Seiko Group Corp.	3,100	94,058
Seino Holdings Co. Ltd.	5,300	81,427
Seiren Co. Ltd.	3,400	54,985
Sekisui Chemical Co. Ltd.	15,100	273,471
Sekisui House Ltd.	22,400	493,009
Sekisui Kasei Co. Ltd.	2,500	5,708
SEMITEC Corp.	1,200	17,292
Senko Group Holdings Co. Ltd.	13,100	178,527
Senshu Electric Co. Ltd.	1,200	35,084
Senshu Ikeda Holdings, Inc.	29,000	114,730
Seria Co. Ltd.	4,300	80,016
Seven & i Holdings Co. Ltd.	58,600	943,185
Seven Bank Ltd.	59,500	108,604
SG Holdings Co. Ltd.	12,000	133,656
†Sharp Corp.	11,700	56,878
Shibaura Electronics Co. Ltd.	1,200	49,819
Shibaura Machine Co. Ltd.	3,200	70,557
Shibaura Mechatronics Corp.	1,300	97,933
Shibusawa Logistics Corp.	700	19,590
Shibuya Corp.	1,300	29,060
†SHIFT, Inc.	13,800	167,129
Shiga Bank Ltd.	3,900	156,443
Shikibo Ltd.	1,500	10,143
Shikoku Bank Ltd.	4,500	34,648
Shikoku Electric Power Co., Inc.	10,700	89,666
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shima Seiki Manufacturing Ltd.	2,800	$17,904
Shimadaya Corp.	1,000	12,795
Shimadzu Corp.	4,100	101,364
Shimamura Co. Ltd.	2,300	161,382
Shimano, Inc.	900	130,482
Shimizu Bank Ltd.	1,100	10,807
Shimizu Corp.	17,700	197,705
Shimojima Co. Ltd.	500	4,150
Shin Nippon Air Technologies Co. Ltd.	2,200	36,591
Shin Nippon Biomedical Laboratories Ltd.	1,500	14,802
Shinagawa Refractories Co. Ltd.	3,500	40,271
Shindengen Electric Manufacturing Co. Ltd.	800	12,196
Shin-Etsu Chemical Co. Ltd.	21,400	706,670
Shin-Etsu Polymer Co. Ltd.	4,100	49,331
Shinko Shoji Co. Ltd.	2,200	14,348
Shinmaywa Industries Ltd.	6,500	72,960
Shinnihonseiyaku Co. Ltd.	800	12,928
Shinsho Corp.	2,100	29,464
Shinwa Co. Ltd.	3,800	34,452
Shionogi & Co. Ltd.	9,700	174,622
Ship Healthcare Holdings, Inc.	9,300	125,171
Shiseido Co. Ltd.	5,200	92,875
Shizuoka Financial Group, Inc.	17,200	200,123
Shizuoka Gas Co. Ltd.	1,200	8,916
SHO-BOND Holdings Co. Ltd.	3,500	114,325
Shoei Co. Ltd.	4,400	53,127
Shoei Foods Corp.	800	21,821
Showa Sangyo Co. Ltd.	1,500	31,039
SIGMAXYZ Holdings, Inc.	8,000	69,559
Siix Corp.	2,900	23,434
Simplex Holdings, Inc.	3,500	94,697
Sinanen Holdings Co. Ltd.	600	26,003
Sinfonia Technology Co. Ltd.	2,100	141,709
Sinko Industries Ltd.	1,200	9,942
SKY Perfect JSAT Holdings, Inc.	16,700	167,326
Skylark Holdings Co. Ltd.	14,500	303,580
Smaregi, Inc.	1,300	27,454
SMC Corp.	200	71,672
SMK Corp.	200	3,127
SMS Co. Ltd.	7,200	73,857
Socionext, Inc.	11,600	222,236
Soda Nikka Co. Ltd.	2,000	15,378
Sodick Co. Ltd.	4,700	32,199
SoftBank Corp.	522,200	808,862
LVIP Dimensional International Core Equity Fund-29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Softcreate Holdings Corp.	1,400	$21,340
Software Service, Inc.	200	18,267
Sohgo Security Services Co. Ltd.	16,700	116,923
Sojitz Corp.	9,420	231,483
Soken Chemical & Engineering Co. Ltd.	2,200	23,171
Solasto Corp.	4,200	12,144
Soliton Systems KK	500	4,546
Sompo Holdings, Inc.	22,700	684,060
Sony Group Corp.	156,900	4,079,448
Sotetsu Holdings, Inc.	5,200	81,843
Sparx Group Co. Ltd.	2,960	30,302
SPK Corp.	1,000	15,451
S-Pool, Inc.	4,800	11,388
Square Enix Holdings Co. Ltd.	800	59,839
SRE Holdings Corp.	1,100	25,913
ST Corp.	1,200	13,240
St. Care Holding Corp.	3,000	15,778
St. Marc Holdings Co. Ltd.	900	14,554
Star Mica Holdings Co. Ltd.	3,600	24,808
Star Micronics Co. Ltd.	1,700	19,821
Starts Corp., Inc.	3,000	94,836
Starzen Co. Ltd.	2,400	18,350
Stella Chemifa Corp.	1,300	35,484
Strike Co. Ltd.	1,200	30,816
Studio Alice Co. Ltd.	900	13,369
Subaru Corp.	52,700	913,627
Sugi Holdings Co. Ltd.	7,700	176,023
Sugimoto & Co. Ltd.	1,600	18,652
SUMCO Corp.	37,400	293,159
Sumida Corp.	4,700	31,540
Suminoe Co. Ltd.	1,600	12,448
Sumiseki Holdings, Inc.	3,800	16,177
Sumitomo Bakelite Co. Ltd.	6,100	175,969
Sumitomo Chemical Co. Ltd.	110,700	267,629
Sumitomo Corp.	17,500	451,617
Sumitomo Electric Industries Ltd.	23,100	495,342
Sumitomo Forestry Co. Ltd.	31,200	315,068
Sumitomo Heavy Industries Ltd.	10,600	217,307
Sumitomo Mitsui Construction Co. Ltd.	14,700	60,748
Sumitomo Mitsui Financial Group, Inc.	52,500	1,322,000
Sumitomo Mitsui Financial Group, Inc. ADR	14,818	223,900
Sumitomo Mitsui Trust Group, Inc.	14,600	388,322
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Osaka Cement Co. Ltd.	4,000	$104,777
Sumitomo Realty & Development Co. Ltd.	5,900	227,854
Sumitomo Riko Co. Ltd.	4,900	56,653
Sumitomo Rubber Industries Ltd.	16,800	190,789
Sumitomo Seika Chemicals Co. Ltd.	600	18,059
Sun Frontier Fudousan Co. Ltd.	2,200	31,678
†Suncall Corp.	2,900	5,987
Sundrug Co. Ltd.	4,900	153,345
Suntory Beverage & Food Ltd.	5,100	163,095
Sun-Wa Technos Corp.	1,500	25,328
Suruga Bank Ltd.	16,400	152,617
Suzuden Corp.	800	9,750
Suzuken Co. Ltd.	4,800	173,555
Suzuki Co. Ltd.	2,700	33,043
Suzuki Motor Corp.	61,700	743,869
SWCC Corp.	3,000	156,419
Sysmex Corp.	18,800	327,255
Systems Engineering Consultants Co. Ltd.	500	17,985
Systena Corp.	25,800	73,077
Syuppin Co. Ltd.	3,400	26,617
T Hasegawa Co. Ltd.	2,300	46,913
T RAD Co. Ltd.	800	24,509
T&D Holdings, Inc.	15,500	340,227
Tachibana Eletech Co. Ltd.	800	14,697
Tachi-S Co. Ltd.	4,100	49,034
Tadano Ltd.	9,900	65,894
Taihei Dengyo Kaisha Ltd.	1,000	37,233
Taiheiyo Cement Corp.	11,900	295,254
Taiho Kogyo Co. Ltd.	900	3,546
Taikisha Ltd.	3,400	60,828
Taisei Corp.	2,400	139,777
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	500	8,660
Taiyo Holdings Co. Ltd.	3,700	180,737
Taiyo Yuden Co. Ltd.	13,800	241,523
Takamatsu Construction Group Co. Ltd.	1,100	22,383
Takamiya Co. Ltd.	2,400	5,429
Takaoka Toko Co. Ltd.	700	11,316
Takara & Co. Ltd.	700	16,477
Takara Bio, Inc.	3,200	17,843
Takara Holdings, Inc.	14,900	123,873
Takara Standard Co. Ltd.	3,600	60,675
Takasago International Corp.	1,700	82,238
Takasago Thermal Engineering Co. Ltd.	1,600	78,534
LVIP Dimensional International Core Equity Fund-30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Takashima & Co. Ltd.	1,600	$16,798
Takashimaya Co. Ltd.	25,600	200,079
Take & Give Needs Co. Ltd.	1,500	9,240
TAKEBISHI Corp.	800	10,274
Takeda Pharmaceutical Co. Ltd.	42,323	1,306,637
Takeuchi Manufacturing Co. Ltd.	3,800	123,316
Takuma Co. Ltd.	2,900	41,159
Tama Home Co. Ltd.	1,400	32,161
Tamron Co. Ltd.	16,400	99,348
Tamura Corp.	7,000	23,217
Tanseisha Co. Ltd.	4,300	39,620
Taoka Chemical Co. Ltd.	1,000	8,715
Tayca Corp.	1,900	17,022
Tazmo Co. Ltd.	1,900	29,191
Tbk Co. Ltd.	4,000	8,052
TDC Soft, Inc.	2,000	18,601
TDK Corp.	50,500	589,464
TechMatrix Corp.	3,800	59,582
TechnoPro Holdings, Inc.	7,600	221,478
Teijin Ltd.	17,100	138,608
Teikoku Electric Manufacturing Co. Ltd.	1,200	27,025
Tekken Corp.	1,100	22,027
Temairazu, Inc.	600	12,865
Tera Probe, Inc.	600	13,462
Terumo Corp.	7,100	130,298
Tess Holdings Co. Ltd.	3,200	7,312
THK Co. Ltd.	7,400	197,502
TIS, Inc.	6,100	204,409
TKC Corp.	1,600	46,825
Toa Corp.	8,300	86,968
TOA ROAD Corp.	3,000	31,092
Toagosei Co. Ltd.	2,200	21,329
TOBISHIMA HOLDINGS, Inc.	2,080	26,399
Tobu Railway Co. Ltd.	8,400	145,086
Tocalo Co. Ltd.	5,800	76,422
Tochigi Bank Ltd.	7,700	21,529
Toda Corp.	25,500	161,926
Toei Animation Co. Ltd.	2,500	57,007
Toenec Corp.	5,000	42,332
Toho Bank Ltd.	28,600	65,511
Toho Co. Ltd.	1,400	71,387
Toho Gas Co. Ltd.	3,500	97,663
Toho Holdings Co. Ltd.	3,200	103,406
Toho Titanium Co. Ltd.	3,100	28,039
†Toho Zinc Co. Ltd.	900	4,326
Tohoku Bank Ltd.	1,100	8,263
Tohoku Electric Power Co., Inc.	16,800	122,662
Tokai Carbon Co. Ltd.	23,200	163,865
Tokai Corp.	2,300	33,927
TOKAI Holdings Corp.	9,100	62,807
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokai Rika Co. Ltd.	6,100	$93,990
Tokai Tokyo Financial Holdings, Inc.	23,700	81,248
Tokio Marine Holdings, Inc.	43,900	1,860,527
Tokushu Tokai Paper Co. Ltd.	800	21,292
Tokuyama Corp.	7,500	156,724
Tokyo Base Co. Ltd.	1,700	4,962
†Tokyo Electric Power Co. Holdings, Inc.	51,300	170,763
Tokyo Electron Device Ltd.	2,600	50,984
Tokyo Electron Ltd.	8,400	1,608,679
Tokyo Gas Co. Ltd.	9,000	299,359
Tokyo Individualized Educational Institute, Inc.	2,700	6,954
Tokyo Kiraboshi Financial Group, Inc.	2,700	113,686
Tokyo Ohka Kogyo Co. Ltd.	3,300	95,901
Tokyo Rope Manufacturing Co. Ltd.	1,200	10,560
Tokyo Sangyo Co. Ltd.	2,400	13,016
Tokyo Seimitsu Co. Ltd.	2,800	186,049
Tokyo Steel Manufacturing Co. Ltd.	6,400	67,122
Tokyo Tatemono Co. Ltd.	17,400	309,667
Tokyo Tekko Co. Ltd.	1,200	45,184
Tokyotokeiba Co. Ltd.	1,700	56,298
Tokyu Construction Co. Ltd.	6,200	45,487
Tokyu Corp.	12,100	143,943
Tokyu Fudosan Holdings Corp.	56,000	400,188
Toli Corp.	2,800	9,651
Tomato Bank Ltd.	1,400	11,883
Tomen Devices Corp.	300	12,540
Tomoe Engineering Co. Ltd.	3,300	32,703
Tomoku Co. Ltd.	800	15,937
TOMONY Holdings, Inc.	17,900	67,005
Tomy Co. Ltd.	6,300	142,138
Topcon Corp.	11,000	248,856
Topre Corp.	3,600	47,740
Topy Industries Ltd.	1,200	18,851
Toray Industries, Inc.	53,400	365,536
Torex Semiconductor Ltd.	900	8,403
Toridoll Holdings Corp.	3,300	95,429
Torishima Pump Manufacturing Co. Ltd.	1,600	22,151
Tosei Corp.	3,100	55,540
Toshiba TEC Corp.	3,900	79,496
Tosho Co. Ltd.	1,600	6,712
Tosoh Corp.	23,800	348,282
Totech Corp.	1,200	23,559
LVIP Dimensional International Core Equity Fund-31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Totetsu Kogyo Co. Ltd.	2,500	$67,058
TOTO Ltd.	4,200	105,760
Tottori Bank Ltd.	600	5,215
Towa Bank Ltd.	3,300	15,879
Towa Corp.	6,000	83,637
Towa Pharmaceutical Co. Ltd.	2,900	60,178
Toyo Construction Co. Ltd.	5,200	51,681
Toyo Gosei Co. Ltd.	800	26,905
Toyo Innovex Co. Ltd.	2,400	10,289
Toyo Kanetsu KK	1,200	32,964
Toyo Seikan Group Holdings Ltd.	8,900	174,219
Toyo Suisan Kaisha Ltd.	3,200	212,695
Toyo Tanso Co. Ltd.	1,400	47,487
Toyo Tire Corp.	9,400	199,101
Toyobo Co. Ltd.	10,000	63,697
Toyoda Gosei Co. Ltd.	7,300	143,619
Toyota Boshoku Corp.	9,700	132,238
Toyota Motor Corp.	293,105	5,048,143
Toyota Tsusho Corp.	25,000	566,281
Traders Holdings Co. Ltd.	4,800	35,810
Transaction Co. Ltd.	1,200	19,497
Transcosmos, Inc.	1,900	46,140
TRE Holdings Corp.	4,300	40,747
Treasure Factory Co. Ltd.	2,800	35,243
Trend Micro, Inc.	4,300	297,413
Trenders, Inc.	900	5,791
Trusco Nakayama Corp.	3,400	48,648
Tsubaki Nakashima Co. Ltd.	5,600	12,966
Tsubakimoto Chain Co.	9,100	113,303
Tsubakimoto Kogyo Co. Ltd.	1,200	20,116
Tsuburaya Fields Holdings, Inc.	4,100	58,999
Tsugami Corp.	3,600	46,318
Tsukada Global Holdings, Inc.	1,600	6,285
Tsukishima Holdings Co. Ltd.	1,500	22,145
Tsukuba Bank Ltd.	14,800	23,849
Tsumura & Co.	3,200	77,234
Tsuruha Holdings, Inc.	2,900	226,366
Tsuzuki Denki Co. Ltd.	1,300	25,274
UACJ Corp.	4,200	153,649
UBE Corp.	11,100	174,224
Ubicom Holdings, Inc.	500	3,308
Uchida Yoko Co. Ltd.	700	46,517
Ultrafabrics Holdings Co. Ltd.	1,200	5,786
Ulvac, Inc.	4,000	146,724
U-Next Holdings Co. Ltd.	3,900	62,131
Unicharm Corp.	33,900	244,785
Unipres Corp.	5,600	37,293
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
United Arrows Ltd.	2,900	$43,009
United Super Markets Holdings, Inc.	5,384	34,113
UNITED, Inc.	1,400	5,581
†Universal Entertainment Corp.	2,400	16,160
Urbanet Corp. Co. Ltd.	5,600	18,071
User Local, Inc.	1,000	13,139
Ushio, Inc.	9,700	120,496
USS Co. Ltd.	16,300	179,641
UT Group Co. Ltd.	1,900	32,463
V Technology Co. Ltd.	600	12,745
Valor Holdings Co. Ltd.	3,800	66,473
Valqua Ltd.	1,300	27,666
Value HR Co. Ltd.	1,600	17,625
ValueCommerce Co. Ltd.	1,200	6,481
Vector, Inc.	2,500	18,910
Vertex Corp.	2,100	33,474
Vision, Inc.	2,200	17,565
†Visional, Inc.	2,200	169,386
Vital KSK Holdings, Inc.	4,200	35,315
VT Holdings Co. Ltd.	7,200	23,557
Wacoal Holdings Corp.	3,000	103,307
Wacom Co. Ltd.	11,800	56,009
Wakachiku Construction Co. Ltd.	1,000	28,431
Wakita & Co. Ltd.	3,800	44,500
Warabeya Nichiyo Holdings Co. Ltd.	1,300	21,766
Waseda Academy Co. Ltd.	1,100	18,808
Watahan & Co. Ltd.	1,000	11,323
Wavelock Holdings Co. Ltd.	1,500	6,221
WDB Holdings Co. Ltd.	1,300	15,267
Weathernews, Inc.	1,400	37,735
Welcia Holdings Co. Ltd.	7,900	139,193
West Holdings Corp.	2,028	23,433
West Japan Railway Co.	10,600	242,327
Will Group, Inc.	1,900	12,302
WingArc1st, Inc.	1,200	34,304
With U.S. Corp.	1,000	22,390
Wood One Co. Ltd.	1,400	7,932
Workman Co. Ltd.	900	39,416
World Co. Ltd.	3,400	60,689
World Holdings Co. Ltd.	800	12,610
†W-Scope Corp.	9,700	17,135
Xebio Holdings Co. Ltd.	2,000	15,240
YAC Holdings Co. Ltd.	3,200	17,606
Yagi & Co. Ltd.	500	9,360
Yahagi Construction Co. Ltd.	1,500	17,704
Yakult Honsha Co. Ltd.	2,500	47,083
YAKUODO Holdings Co. Ltd.	1,100	17,682
YAMABIKO Corp.	3,700	54,365
LVIP Dimensional International Core Equity Fund-32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
YAMADA Consulting Group Co. Ltd.	500	$5,607
Yamada Holdings Co. Ltd.	44,800	140,979
Yamae Group Holdings Co. Ltd.	2,200	35,945
Yamagata Bank Ltd.	1,900	19,715
Yamaguchi Financial Group, Inc.	16,500	177,520
Yamaha Corp.	20,200	145,984
Yamaha Motor Co. Ltd.	56,500	422,794
Yamaichi Electronics Co. Ltd.	2,800	51,820
Yamami Co.	500	16,955
Yamanashi Chuo Bank Ltd.	2,800	49,271
Yamatane Corp.	1,800	28,157
Yamato Holdings Co. Ltd.	8,300	111,085
Yamaya Corp.	400	6,916
Yamazaki Baking Co. Ltd.	6,900	154,457
Yamazen Corp.	5,500	47,763
Yaoko Co. Ltd.	1,700	112,166
Yashima Denki Co. Ltd.	1,300	14,967
Yaskawa Electric Corp.	3,200	72,362
Yellow Hat Ltd.	6,900	73,747
Yokogawa Bridge Holdings Corp.	3,600	63,117
Yokogawa Electric Corp.	8,600	229,739
Yokohama Rubber Co. Ltd.	10,800	296,961
Yokorei Co. Ltd.	3,900	23,201
Yokowo Co. Ltd.	1,800	16,826
Yondenko Corp.	4,200	38,123
Yondoshi Holdings, Inc.	1,300	15,669
Yonex Co. Ltd.	6,800	136,738
Yorozu Corp.	1,000	6,426
†Yoshimura Food Holdings KK	1,300	9,834
Yoshinoya Holdings Co. Ltd.	4,500	97,717
Yotai Refractories Co. Ltd.	200	2,417
Yuasa Trading Co. Ltd.	1,300	40,592
Yukiguni Factory Co. Ltd.	1,100	8,401
Yurtec Corp.	5,700	83,732
Yushin Co.	1,300	5,339
Zacros Corp.	900	23,468
Zenrin Co. Ltd.	1,700	12,108
Zensho Holdings Co. Ltd.	3,969	240,229
Zeon Corp.	15,900	161,430
ZERIA Pharmaceutical Co. Ltd.	2,800	40,510
ZIGExN Co. Ltd.	7,100	23,861
Zojirushi Corp.	1,100	10,181
ZOZO, Inc.	15,300	165,312
Zuiko Corp.	2,100	15,500
		163,236,422
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Jordan–0.03%
Hikma Pharmaceuticals PLC	8,444	$230,428
		230,428
Luxembourg–0.23%
B&S Group SARL	1,049	7,241
Befesa SA	1,602	52,250
d'Amico International Shipping SA	8,265	33,573
Eurofins Scientific SE	11,052	787,624
Grand City Properties SA	5,248	68,766
RTL Group SA	3,893	170,794
SES SA	37,259	265,525
Stabilus SE	1,672	54,565
Sword Group	504	22,668
Tenaris SA	11,324	212,265
		1,675,271
Macau–0.03%
†MECOM Power & Construction Ltd.	139,500	1,997
MGM China Holdings Ltd.	41,600	68,398
†Sands China Ltd.	40,800	85,269
Wynn Macau Ltd.	95,200	65,889
		221,553
Mauritius–0.00%
Capital Ltd.	466	545
		545
Mexico–0.01%
Fresnillo PLC	3,670	72,948
		72,948
Mongolia–0.01%
†Mongolian Mining Corp.	60,000	48,770
		48,770
Netherlands–3.80%
Aalberts NV	5,804	210,797
ABN AMRO Bank NV	19,386	529,353
Acomo NV	2,190	59,337
†Adyen NV	119	218,548
Aegon Ltd.	102,373	741,710
Akzo Nobel NV	11,672	818,950
†Alfen NV	625	7,665
AMG Critical Materials NV	2,191	56,392
Aperam SA	4,066	131,676
Arcadis NV	7,334	356,139
ArcelorMittal SA	17,008	537,113
†Argenx SE ADR	294	162,059
†Argo Properties NV	368	13,381
ASM International NV	1,434	919,879
ASML Holding NV	7,379	5,913,389
ASR Nederland NV	16,445	1,092,698
LVIP Dimensional International Core Equity Fund-33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†Avantium NV	570	$8,745
†Basic-Fit NV	2,849	86,835
BE Semiconductor Industries NV	1,934	289,236
Brunel International NV	2,490	26,290
Corbion NV	6,102	131,027
CTP NV	9,632	202,924
Euronext NV	2,514	430,754
Ferrovial SE	12,116	646,301
†Flow Traders Ltd.	4,363	141,779
ForFarmers NV	2,935	13,821
Fugro NV	8,999	126,517
HAL Trust	1,039	148,545
Havas NV	53,250	91,550
Heineken NV	3,490	304,477
IMCD NV	4,470	601,194
ING Groep NV	51,024	1,118,328
JDE Peet's NV	5,915	168,959
†Just Eat Takeaway.com NV	13,289	304,266
Kendrion NV	1,761	24,093
Koninklijke Ahold Delhaize NV	34,305	1,432,798
Koninklijke BAM Groep NV	31,392	280,027
Koninklijke Heijmans NV	3,002	194,453
Koninklijke KPN NV	335,052	1,634,448
Koninklijke Philips NV	28,538	684,668
Koninklijke Vopak NV	6,612	328,413
Nedap NV	289	24,584
NN Group NV	26,319	1,751,243
†OCI NV	6,464	58,456
†Pharming Group NV	49,651	53,251
Pluxee NV	1,504	32,793
PostNL NV	29,160	31,710
Prosus NV	14,653	822,128
†Qiagen NV	4,207	202,282
Randstad NV	8,272	382,340
SBM Offshore NV	17,311	457,679
†SIF Holding NV	1,080	11,524
Signify NV	8,400	228,081
Sligro Food Group NV	1,675	28,425
Stellantis NV	68,416	685,400
TKH Group NV	4,644	212,773
†TomTom NV	3,375	19,709
Universal Music Group NV	16,128	523,201
Van Lanschot Kempen NV	3,690	237,430
Wolters Kluwer NV	7,684	1,285,058
		28,237,601
New Zealand–0.34%
a2 Milk Co. Ltd.	9,054	47,591
Air New Zealand Ltd.	113,751	40,562
Auckland International Airport Ltd.	22,078	104,229
Briscoe Group Ltd.	2,316	7,553
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Channel Infrastructure NZ Ltd.	28,651	$38,421
Chorus Ltd.	28,344	145,991
Contact Energy Ltd.	18,681	102,518
EBOS Group Ltd.	3,524	82,593
Fisher & Paykel Healthcare Corp. Ltd.	7,448	163,593
†Fletcher Building Ltd.	77,186	136,101
Freightways Group Ltd.	14,946	101,184
Genesis Energy Ltd.	38,404	53,256
†Gentrack Group Ltd.	3,379	25,458
Hallenstein Glasson Holdings Ltd.	5,127	25,720
Heartland Group Holdings Ltd.	52,841	25,767
Infratil Ltd.	11,814	76,232
†KMD Brands Ltd.	50,540	8,473
Mainfreight Ltd.	2,537	103,843
Manawa Energy Ltd.	5,838	22,383
Mercury NZ Ltd.	12,083	44,276
Meridian Energy Ltd.	15,558	55,952
NZX Ltd.	20,698	18,799
†Oceania Healthcare Ltd.	68,674	28,046
†Pacific Edge Ltd.	16,563	969
PGG Wrightson Ltd.	3,482	4,436
Port of Tauranga Ltd.	9,842	41,074
†Rakon Ltd.	8,848	3,290
Restaurant Brands New Zealand Ltd.	1,312	2,463
†Ryman Healthcare Ltd.	36,618	49,987
Sanford Ltd.	3,824	13,403
Scales Corp. Ltd.	10,942	32,148
Skellerup Holdings Ltd.	17,661	50,704
SKY Network Television Ltd.	10,160	18,517
†SKYCITY Entertainment Group Ltd.	54,815	31,379
Spark New Zealand Ltd.	60,070	89,013
Steel & Tube Holdings Ltd.	4,332	1,875
Summerset Group Holdings Ltd.	21,029	144,162
Tourism Holdings Ltd.	5,819	7,979
TOWER Ltd.	21,343	20,685
Turners Automotive Group Ltd.	3,921	16,730
Vector Ltd.	9,108	24,113
†Vista Group International Ltd.	10,648	22,717
Vulcan Steel Ltd.	2,161	8,289
†Warehouse Group Ltd.	6,110	2,979
†Xero Ltd.	277	32,779
Xero Ltd. (XRO)	4,052	479,470
		2,557,702
LVIP Dimensional International Core Equity Fund-34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway–0.76%
2020 Bulkers Ltd.	2,462	$27,835
ABG Sundal Collier Holding ASA	35,090	24,474
AF Gruppen ASA	1,402	21,267
†Akastor ASA	6,130	7,434
Aker ASA Class A	362	23,555
Aker BioMarine ASA	1,763	10,495
Aker BP ASA	12,670	323,774
Aker Solutions ASA	18,311	63,193
Atea ASA	7,568	119,533
Austevoll Seafood ASA	7,454	71,745
Bakkafrost P	535	24,081
Bluenord ASA	933	45,631
Bonheur ASA	1,345	30,530
Borregaard ASA	4,167	82,022
Bouvet ASA	5,428	42,920
BW Offshore Ltd.	8,430	25,300
†Cloudberry Clean Energy ASA	18,751	23,143
†Crayon Group Holding ASA	4,190	60,198
DNB Bank ASA	12,515	346,097
DNO ASA	52,313	66,669
DOF Group ASA	2,621	23,139
Elkem ASA	27,134	63,885
Elmera Group ASA	7,374	25,862
Elopak ASA	9,930	46,303
†Entra ASA	2,782	36,875
Equinor ASA	34,666	875,457
Europris ASA	16,557	140,412
FLEX LNG Ltd.	1,270	27,915
Frontline PLC	7,943	130,980
Gjensidige Forsikring ASA	1,010	25,603
Golden Ocean Group Ltd.	4,374	32,438
†Grieg Seafood ASA	6,008	45,218
†Hexagon Composites ASA	11,362	20,532
†Hexagon Purus ASA	2,131	480
Hoegh Autoliners ASA	11,013	97,561
Kid ASA	1,895	29,254
Kitron ASA	9,962	61,886
Klaveness Combination Carriers ASA	3,137	18,985
†Kongsberg Automotive ASA	79,968	13,269
Kongsberg Gruppen ASA	5,535	214,631
Leroy Seafood Group ASA	7,631	36,224
†LINK Mobility Group Holding ASA	20,663	59,379
Magnora ASA	4,688	11,325
Medistim ASA	229	4,748
Morrow Bank ASA	13,708	15,708
Mowi ASA	3,718	71,807
MPC Container Ships ASA	46,238	73,260
Multiconsult ASA	618	12,808
†NEL ASA	12,155	3,041
Norbit ASA	1,217	26,068
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Nordic Semiconductor ASA	2,012	$27,202
Norsk Hydro ASA	18,131	103,825
†Norske Skog ASA	2,906	6,400
Norwegian Air Shuttle ASA	19,708	28,570
†NRC Group ASA	6,134	4,138
Odfjell Drilling Ltd.	10,099	66,837
Odfjell SE Class A	3,481	37,334
†OKEA ASA	5,631	9,465
Orkla ASA	1,817	19,790
Pareto Bank ASA	2,045	16,799
Protector Forsikring ASA	1,317	56,061
Rana Gruber ASA	3,511	24,043
Rogaland Sparebank	1,014	14,385
Salmar ASA	976	42,296
†SATS ASA	17,001	61,420
†Scatec ASA	13,621	125,838
Sea1 offshore, Inc.	8,784	21,438
Selvaag Bolig ASA	3,629	12,655
Solstad Maritime Holding AS	4,536	10,776
Solstad Offshore ASA	4,318	18,312
Sparebank 1 Oestlandet	1,833	35,403
SpareBank 1 Sor-Norge ASA	6,339	116,631
Sparebanken More	3,012	31,945
Stolt-Nielsen Ltd.	1,420	36,135
Storebrand ASA	18,459	261,433
Telenor ASA	13,244	206,238
TGS ASA	11,440	97,609
TOMRA Systems ASA	2,053	32,044
Var Energi ASA	19,203	61,535
Veidekke ASA	8,333	134,048
Vend Marketplaces ASA Class B	550	18,542
Wallenius Wilhelmsen ASA	8,327	68,463
Wilh Wilhelmsen Holding ASA Class A	1,147	49,445
Wilh Wilhelmsen Holding ASA Class B	293	12,369
†XXL ASA	551	540
Yara International ASA	2,963	109,343
		5,664,256
Peru–0.02%
Hochschild Mining PLC	33,269	117,265
		117,265
Philippines–0.00%
†Del Monte Pacific Ltd.	48,800	2,349
†TELUS International CDA, Inc.	5,904	21,432
		23,781
LVIP Dimensional International Core Equity Fund-35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–0.05%
†InPost SA	22,465	$373,856
		373,856
Portugal–0.39%
Altri SGPS SA	5,363	30,804
Banco Comercial Portugues SA Class R	817,245	636,663
Corticeira Amorim SGPS SA	735	6,859
CTT-Correios de Portugal SA	4,552	40,513
EDP Renovaveis SA	20,595	230,452
EDP SA	136,985	595,101
Galp Energia SGPS SA	38,932	712,683
Jeronimo Martins SGPS SA	7,618	192,872
Mota-Engil SGPS SA	8,785	39,799
Navigator Co. SA	22,429	84,270
NOS SGPS SA	20,735	94,641
REN - Redes Energeticas Nacionais SGPS SA	24,428	87,085
Sonae SGPS SA	92,083	131,031
		2,882,773
Singapore–1.07%
†AEM Holdings Ltd.	41,804	49,343
Aztech Global Ltd.	15,800	7,024
Banyan Tree Holdings Ltd.	48,800	16,312
BRC Asia Ltd.	5,600	13,660
Bukit Sembawang Estates Ltd.	10,600	33,510
BW LPG Ltd.	6,687	78,685
Centurion Corp. Ltd.	37,100	49,009
China Aviation Oil Singapore Corp. Ltd.	34,700	24,834
City Developments Ltd.	38,000	155,131
ComfortDelGro Corp. Ltd.	130,300	146,556
†COSCO Shipping International Singapore Co. Ltd.	243,600	23,388
CSE Global Ltd.	34,727	15,430
DBS Group Holdings Ltd.	39,884	1,407,987
Delfi Ltd.	22,000	13,067
DFI Retail Group Holdings Ltd.	29,100	80,389
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	17,380
First Resources Ltd.	50,700	58,586
Food Empire Holdings Ltd.	18,200	26,337
Frasers Property Ltd.	33,300	23,177
Frencken Group Ltd.	21,400	20,872
†Fu Yu Corp. Ltd.	30,400	2,486
Genting Singapore Ltd.	405,000	227,787
Geo Energy Resources Ltd.	109,100	28,782
Golden Agri-Resources Ltd.	512,000	100,669
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
GuocoLand Ltd.	27,500	$32,442
Hafnia Ltd.	21,454	107,979
Ho Bee Land Ltd.	12,200	19,478
Hong Fok Corp. Ltd.	19,800	11,448
Hong Leong Asia Ltd.	34,700	43,719
Hotel Grand Central Ltd.	19,945	10,824
Hour Glass Ltd.	21,300	32,164
Hutchison Port Holdings Trust	545,900	95,031
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	6,500	33,741
Indofood Agri Resources Ltd.	26,500	6,669
Kenon Holdings Ltd.	1,146	47,357
Keppel Infrastructure Trust	193,846	61,020
Keppel Ltd.	47,200	275,628
=†Midas Holdings Ltd.	143,100	0
Nanofilm Technologies International Ltd.	17,800	9,033
Netlink NBN Trust	145,100	100,423
Olam Group Ltd.	52,900	39,572
OUE Ltd.	20,900	17,095
Oversea-Chinese Banking Corp. Ltd.	52,413	672,108
†Oxley Holdings Ltd.	104,878	7,506
Propnex Ltd.	16,800	14,278
Q&M Dental Group Singapore Ltd.	30,500	10,674
QAF Ltd.	12,400	8,780
Raffles Medical Group Ltd.	49,313	38,601
Riverstone Holdings Ltd.	70,100	36,929
SATS Ltd.	54,211	129,661
SBS Transit Ltd.	4,800	10,537
Seatrium Ltd.	156,242	246,904
Sembcorp Industries Ltd.	38,400	206,864
Sheng Siong Group Ltd.	46,800	68,876
SIA Engineering Co. Ltd.	9,600	23,776
SIIC Environment Holdings Ltd.	68,260	8,375
Singapore Airlines Ltd.	91,050	499,387
Singapore Exchange Ltd.	26,600	311,465
Singapore Land Group Ltd.	14,500	25,240
Singapore Technologies Engineering Ltd.	55,300	339,082
Singapore Telecommunications Ltd.	20,700	62,406
StarHub Ltd.	49,400	45,068
Straits Trading Co. Ltd.	11,108	13,208
†Thomson Medical Group Ltd.	181,300	6,131
Tuan Sing Holdings Ltd.	59,258	12,591
UMS Integration Ltd.	34,531	36,099
United Overseas Bank Ltd.	28,262	799,919
LVIP Dimensional International Core Equity Fund-36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
UOB-Kay Hian Holdings Ltd.	47,826	$78,634
UOL Group Ltd.	38,700	188,293
†Valeura Energy, Inc.	10,600	55,812
Venture Corp. Ltd.	22,500	201,914
Vicom Ltd.	4,200	4,823
Wee Hur Holdings Ltd.	64,100	23,973
Wilmar International Ltd.	66,700	150,560
Wing Tai Holdings Ltd.	34,200	34,698
†XP Power Ltd.	1,325	16,835
		7,954,031
South Africa–0.03%
†Petra Diamonds Ltd.	9,008	1,823
†Valterra Platinum Ltd.	4,361	191,556
		193,379
Spain–2.58%
Acciona SA	1,955	352,612
Acerinox SA	16,279	207,842
ACS Actividades de Construccion y Servicios SA	11,413	793,290
Aedas Homes SA	1,320	37,788
Aena SME SA	19,200	512,520
Almirall SA	4,378	54,924
Amadeus IT Group SA	15,024	1,269,274
†Amper SA	108,771	20,604
Atresmedia Corp. de Medios de Comunicacion SA	9,729	59,260
†Audax Renovables SA	8,946	16,164
Banco Bilbao Vizcaya Argentaria SA	120,231	1,851,350
Banco Bilbao Vizcaya Argentaria SA ADR	99,375	1,527,394
Banco de Sabadell SA	427,409	1,360,678
Banco Santander SA	207,156	1,715,433
Bankinter SA	78,120	1,019,815
CaixaBank SA	57,599	499,085
†Cellnex Telecom SA	12,737	495,957
CIE Automotive SA	1,997	57,512
Construcciones y Auxiliar de Ferrocarriles SA	2,140	117,785
Corp. ACCIONA Energias Renovables SA	2,251	52,096
†Distribuidora Internacional de Alimentacion SA	883	27,876
Ebro Foods SA	2,022	41,197
†eDreams ODIGEO SA	2,861	26,204
Elecnor SA	3,734	95,364
Enagas SA	8,459	142,428
Ence Energia y Celulosa SA	12,971	44,388
Endesa SA	11,507	364,485
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Ercros SA	10,000	$34,993
Faes Farma SA	12,829	68,880
Fluidra SA	2,515	63,053
Gestamp Automocion SA	12,435	42,952
Global Dominion Access SA	7,450	27,528
†Grenergy Renovables SA	713	51,761
†Grifols SA	10,416	127,096
Grupo Catalana Occidente SA	4,076	236,465
Grupo Empresarial San Jose SA	3,554	25,470
Iberdrola SA	30,174	580,488
Iberpapel Gestion SA	898	21,473
Indra Sistemas SA	5,158	223,787
Industria de Diseno Textil SA	16,813	877,080
Laboratorios Farmaceuticos Rovi SA	530	34,205
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,910	34,961
Logista Integral SA	6,043	197,890
Mapfre SA	97,878	400,928
Melia Hotels International SA	5,514	46,281
Miquel y Costas & Miquel SA	1,868	31,136
Naturgy Energy Group SA	5,661	180,046
Neinor Homes SA	1,873	36,654
†Obrascon Huarte Lain SA	25,168	8,940
†Pharma Mar SA	742	69,688
†Promotora de Informaciones SA Class A	23,606	10,541
Prosegur Cash SA	36,519	35,102
Realia Business SA	11,794	12,281
Redeia Corp. SA	16,985	363,441
Repsol SA	44,399	649,398
Sacyr SA	18,708	76,471
†Solaria Energia y Medio Ambiente SA	4,978	57,759
†Tecnicas Reunidas SA	4,025	92,953
Telefonica SA	182,441	960,202
Tubacex SA	11,128	55,119
Unicaja Banco SA	77,646	183,394
Vidrala SA	2,042	237,283
Viscofan SA	3,386	240,855
		19,159,879
Swaziland–0.00%
Softwareone Holding AG	3,037	30,132
		30,132
Sweden–2.78%
AAK AB	3,471	91,200
LVIP Dimensional International Core Equity Fund-37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
AcadeMedia AB	8,341	$73,585
AddLife AB Class B	8,354	166,731
Addnode Group AB	6,878	80,782
AddTech AB Class B	7,794	265,710
AFRY AB	10,969	183,621
Alfa Laval AB	2,620	110,351
Alimak Group AB	2,910	44,784
Alleima AB	17,620	139,205
Alligo AB Class B	927	10,778
Ambea AB	10,557	125,928
†Annehem Fastigheter AB Class B	4,488	7,723
AQ Group AB	4,710	89,891
Arise AB	3,049	11,050
Arjo AB Class B	14,744	52,897
†Asmodee Group AB Class B	5,670	75,306
Assa Abloy AB Class B	7,219	225,692
Atlas Copco AB Class A	35,416	572,535
Atlas Copco AB Class B	20,952	298,201
Atrium Ljungberg AB Class B	15,075	54,005
Attendo AB	13,630	91,558
Avanza Bank Holding AB	8,077	274,066
Axfood AB	2,905	85,882
Beijer Alma AB	2,835	68,230
Beijer Ref AB	4,607	72,703
Bergman & Beving AB	1,531	47,305
Betsson AB Class B	12,884	272,793
†BHG Group AB	16,473	40,594
Bilia AB Class A	6,930	93,411
Billerud Aktiebolag	18,361	190,236
BioGaia AB Class B	4,284	48,153
Biotage AB	1,198	18,167
Bjorn Borg AB	2,586	16,181
†Boliden AB	11,926	372,681
†Bonava AB Class B	20,526	27,846
†Boozt AB	4,107	34,377
Bravida Holding AB	20,331	204,872
Bufab AB	8,765	81,385
Bulten AB	815	5,252
Byggmax Group AB	7,274	39,166
†Camurus AB	488	31,364
Castellum AB	9,893	130,193
Catena AB	1,654	84,437
Cellavision AB	841	16,161
†Cint Group AB	24,365	20,208
Clas Ohlson AB Class B	3,793	129,762
Cloetta AB Class B	25,436	91,592
Coor Service Management Holding AB	11,679	51,095
Corem Property Group AB Class B	47,668	26,210
Corem Property Group AB Class D	419	10,580
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
CTT Systems AB	561	$12,895
Dios Fastigheter AB	8,151	59,716
Dometic Group AB	18,128	76,014
†Dustin Group AB	57,504	14,433
†Dynavox Group AB	6,844	80,973
Eastnine AB	7,448	39,250
Elanders AB Class B	1,811	11,141
†Electrolux AB Class B	12,821	91,177
Electrolux Professional AB Class B	13,262	94,043
Elekta AB Class B	21,721	112,052
†Eltel AB	11,132	12,208
†Embracer Group AB	5,670	64,719
†Enea AB	1,287	9,468
Engcon AB	1,349	12,887
Ependion AB	1,878	22,034
Epiroc AB Class A	9,438	205,369
Epiroc AB Class B	5,498	105,411
Essity AB Class A	759	21,151
Essity AB Class B	8,578	237,515
Evolution AB	3,131	248,674
Fabege AB	10,758	96,256
Fagerhult Group AB	5,179	23,099
†Fastighets AB Balder Class B	15,301	114,058
†Fastighets AB Trianon	1,416	2,852
†Fastighetsbolaget Emilshus AB Class B	94	517
FastPartner AB Class A	2,918	17,867
†Ferronordic AB	578	3,067
G5 Entertainment AB	477	5,502
†GARO AB	962	2,034
Getinge AB Class B	9,911	199,119
Granges AB	11,410	146,481
H & M Hennes & Mauritz AB Class B	14,299	201,389
Hanza AB	2,312	21,926
Heba Fastighets AB Class B	7,470	24,974
Hemnet Group AB	5,990	175,871
Hexagon AB Class B	22,249	224,261
†Hexatronic Group AB	15,691	41,306
Hexpol AB	13,858	134,054
†HMS Networks AB	577	25,262
Holmen AB Class B	2,770	109,726
Hufvudstaden AB Class A	4,947	64,661
Humana AB	3,911	15,328
Husqvarna AB Class A	1,491	7,885
Husqvarna AB Class B	15,777	83,164
Indutrade AB	3,453	94,285
Instalco AB	24,898	64,223
INVISIO AB	2,645	99,848
Inwido AB	5,503	122,548
†ITAB Shop Concept AB	1,500	3,634
JM AB	3,598	57,772
LVIP Dimensional International Core Equity Fund-38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Kabe Group AB Class B	418	$11,027
†Karnov Group AB	3,802	43,254
†K-fast Holding AB	5,922	8,991
KNOW IT AB	1,633	22,117
Lagercrantz Group AB Class B	12,341	297,057
Lifco AB Class B	3,017	122,269
Lime Technologies AB	713	31,261
Lindab International AB	5,809	120,629
Loomis AB	8,080	339,700
†Medcap AB	820	38,829
Medicover AB Class B	4,332	115,788
MEKO AB	4,193	47,687
Midsona AB Class B	1,338	1,230
†Modern Times Group MTG AB Class B	9,134	115,760
Momentum Group AB	927	15,819
Munters Group AB	5,335	78,186
Mycronic AB	7,410	158,299
†NCAB Group AB	5,265	26,248
NCC AB Class B	10,538	197,197
Nederman Holding AB	1,654	30,874
†Net Insight AB Class B	38,456	16,428
New Wave Group AB Class B	7,813	102,615
Nibe Industrier AB Class B	8,525	36,399
Nivika Fastigheter AB Class B	2,716	11,795
†Nobia AB	40,308	18,335
Nokian Renkaat OYJ	5,552	40,176
Nolato AB Class B	12,742	77,980
Nordnet AB publ	4,962	134,876
Note AB	1,549	29,423
NP3 Fastigheter AB	2,360	67,511
Nyfosa AB	9,733	97,209
OEM International AB Class B	5,867	86,642
†Orron Energy AB	20,424	10,118
†Ovzon AB	3,666	17,980
Peab AB Class B	19,265	157,727
Platzer Fastigheter Holding AB Class B	4,133	34,934
Prevas AB Class B	951	9,549
†Pricer AB Class B	11,063	6,001
Proact IT Group AB	2,340	25,937
Ratos AB Class B	24,548	104,188
RaySearch Laboratories AB	2,208	78,295
Rejlers AB	587	12,329
†Rottneros AB	7,980	2,294
Rvrc Holding AB	7,740	35,766
Saab AB Class B	1,385	77,440
Sagax AB Class B	4,413	101,120
†Samhallsbyggnadsbolaget i Norden AB	23,162	13,868
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Samhallsbyggnadsbolaget i Norden AB Class D	8,533	$7,590
Sandvik AB	21,161	485,906
Scandi Standard AB	3,932	40,231
Scandic Hotels Group AB	18,966	165,397
†Sdiptech AB Class B	1,862	41,980
Sectra AB Class B	5,273	195,470
Securitas AB Class B	18,979	284,160
†Sensys Gatso Group AB	1,884	8,390
†Sinch AB	56,576	164,302
Skandinaviska Enskilda Banken AB Class A	27,649	481,937
Skanska AB Class B	13,330	310,517
SKF AB Class A	1,577	36,353
SKF AB Class B	13,871	318,621
SkiStar AB	4,465	73,127
Solid Forsakring AB	881	7,450
SSAB AB Class A	10,517	63,290
SSAB AB Class B	23,870	141,291
†Stendorren Fastigheter AB	889	18,463
†Stillfront Group AB	48,955	35,264
Storskogen Group AB Class B	124,752	149,641
Svenska Cellulosa AB SCA Class A	1,121	14,554
Svenska Cellulosa AB SCA Class B	18,238	237,144
Svenska Handelsbanken AB Class A	23,706	317,359
Svenska Handelsbanken AB Class B	1,074	22,513
Sweco AB Class B	7,951	138,040
Swedbank AB Class A	15,445	409,081
†Swedish Orphan Biovitrum AB	2,505	76,240
Synsam AB	5,833	33,015
Systemair AB	5,564	51,622
Tele2 AB Class B	24,782	361,753
Telefonaktiebolaget LM Ericsson Class A	2,154	18,474
Telefonaktiebolaget LM Ericsson Class B	66,643	569,486
Telia Co. AB	97,749	351,586
TF Bank AB	714	26,541
Thule Group AB	2,446	70,454
Trelleborg AB Class B	7,052	262,695
Troax Group AB	3,566	54,242
Truecaller AB Class B	27,904	197,808
VBG Group AB Class B	1,747	48,018
†Viaplay Group AB	27,828	2,130
Vitec Software Group AB Class B	1,631	82,469
Vitrolife AB	4,335	64,276
Volati AB	837	10,528
Volvo AB Class A	6,233	175,691
LVIP Dimensional International Core Equity Fund-39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Volvo AB Class B	49,752	$1,399,902
†Volvo Car AB Class B	51,464	94,283
Wallenstam AB Class B	16,228	82,942
Wihlborgs Fastigheter AB	12,258	132,777
		20,634,694
Switzerland–7.97%
ABB Ltd.	19,157	1,148,056
Accelleron Industries AG	9,916	698,769
Adecco Group AG	9,030	269,075
Alcon AG	17,251	1,524,731
Allreal Holding AG	1,569	368,530
ALSO Holding AG	475	161,099
APG SGA SA	98	29,272
Arbonia AG	5,155	34,552
†Aryzta AG	2,700	275,720
Ascom Holding AG	1,382	6,290
Autoneum Holding AG	240	42,015
Avolta AG	8,874	483,376
Baloise Holding AG	3,242	764,632
Banque Cantonale de Geneve	199	59,442
Banque Cantonale Vaudoise	2,043	235,625
Barry Callebaut AG	188	205,497
Bell Food Group AG	177	55,733
Bellevue Group AG	933	8,970
Berner Kantonalbank AG	447	141,561
BKW AG	1,113	244,025
Bossard Holding AG Class A	439	96,808
Bucher Industries AG	696	345,932
Burckhardt Compression Holding AG	298	247,761
Burkhalter Holding AG	416	68,268
Bystronic AG	97	47,119
Calida Holding AG	19	367
Carlo Gavazzi Holding AG	46	11,827
Cembra Money Bank AG	3,250	408,830
Cham Swiss Properties AG	203	5,782
Chocoladefabriken Lindt & Spruengli AG	2	333,451
†Cicor Technologies Ltd.	245	49,975
Cie Financiere Richemont SA Class A	7,613	1,440,629
Cie Financiere Tradition SA	108	29,690
Clariant AG	13,412	142,868
Coca-Cola HBC AG	6,427	335,763
Coltene Holding AG	332	28,327
Daetwyler Holding AG	289	43,837
DKSH Holding AG	3,948	307,089
†DocMorris AG	4,288	34,568
dormakaba Holding AG	330	301,757
DSM-Firmenich AG	246	26,171
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
EFG International AG	12,001	$222,421
Emmi AG	174	174,015
EMS-Chemie Holding AG	148	111,888
†Feintool International Holding AG	837	12,553
Fenix Outdoor International AG	263	14,483
Flughafen Zurich AG	2,199	626,988
Forbo Holding AG	47	48,886
Galenica AG	5,476	599,257
†GAM Holding AG	7,109	914
Geberit AG	1,282	1,009,632
Georg Fischer AG	6,615	541,403
Givaudan SA	83	402,511
†Glencore PLC	148,830	579,937
†Gurit Holding AG Class BR	240	5,257
Helvetia Holding AG	2,865	672,634
Holcim AG	18,040	1,339,635
Huber & Suhner AG	1,300	145,528
Hypothekarbank Lenzburg AG	7	35,818
Implenia AG	1,461	102,378
Inficon Holding AG	644	86,494
Interroll Holding AG	57	142,248
Intershop Holding AG	270	48,358
Investis Holding SA	307	49,139
Julius Baer Group Ltd.	11,728	795,567
Jungfraubahn Holding AG	552	140,612
Kardex Holding AG	391	135,993
†Komax Holding AG	253	30,909
†Kudelski SA	1,531	2,634
Kuehne & Nagel International AG	1,404	304,026
Landis & Gyr Group AG	1,668	117,560
LEM Holding SA	42	44,202
Liechtensteinische Landesbank AG	1,193	122,841
Logitech International SA	4,812	434,896
Lonza Group AG	2,121	1,516,862
Luzerner Kantonalbank AG	1,951	175,871
Medacta Group SA	258	43,801
Medmix AG	1,270	19,429
Metall Zug AG Class B	22	29,151
Mobilezone Holding AG	1,836	26,577
Mobimo Holding AG	673	275,554
Naturenergie Holding AG	556	20,011
Nestle SA	56,348	5,602,476
Novartis AG	21,964	2,665,927
Novartis AG ADR	42,624	5,157,930
Novavest Real Estate AG	237	11,470
OC Oerlikon Corp. AG Pfaffikon	8,825	41,115
†Orior AG	492	7,965
LVIP Dimensional International Core Equity Fund-40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Partners Group Holding AG	803	$1,050,586
†Peach Property Group AG	778	7,018
Phoenix Mecano AG	34	18,861
Plazza AG Class A	93	46,546
PSP Swiss Property AG	3,165	584,305
Rieter Holding AG	353	30,262
Roche Holding AG	13,614	4,457,705
Romande Energie Holding SA	625	33,241
Sandoz Group AG	29,455	1,614,234
Sandoz Group AG ADR	2,671	146,010
†Santhera Pharmaceuticals Holding AG	1,029	15,508
Schindler Holding AG	416	151,127
Schweiter Technologies AG	88	41,954
†Sensirion Holding AG	159	16,986
SFS Group AG	1,646	226,205
SGS SA	9,793	994,338
Siegfried Holding AG	2,980	335,752
SIG Group AG	28,641	529,774
Sika AG	2,260	614,909
SKAN Group AG	409	36,864
Softwareone Holding AG	7,974	79,618
Sonova Holding AG	1,471	438,690
St. Galler Kantonalbank AG	321	195,023
Stadler Rail AG	2,889	71,346
STMicroelectronics NV	16,656	510,706
Straumann Holding AG	1,025	134,162
Sulzer AG	1,772	320,224
Swatch Group AG	3,994	294,710
Swiss Life Holding AG	1,074	1,087,278
Swiss Prime Site AG	7,418	1,113,621
Swiss Re AG	10,690	1,849,231
Swisscom AG	1,123	797,429
Swissquote Group Holding SA	1,395	792,834
Tecan Group AG	890	182,136
Temenos AG	4,573	328,502
TX Group AG	202	52,910
†u-blox Holding AG	564	70,860
UBS Group AG	52,976	1,794,688
Valiant Holding AG	1,625	247,499
VAT Group AG	284	120,340
Vaudoise Assurances Holding SA	70	53,888
Vetropack Holding AG	950	38,294
Vontobel Holding AG	3,592	290,315
VP Bank AG Class A	349	35,869
V-ZUG Holding AG	220	18,010
Walliser Kantonalbank	94	14,440
Warteck Invest AG	10	25,458
Ypsomed Holding AG	79	42,175
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Zehnder Group AG	1,078	$91,368
Zug Estates Holding AG Class B	24	65,637
Zuger Kantonalbank	9	97,776
Zurich Insurance Group AG	1,849	1,293,788
		59,260,555
Taiwan–0.01%
†FIT Hon Teng Ltd.	184,000	55,387
		55,387
United Arab Emirates–0.00%
†Gulf Marine Services PLC	49,627	13,380
=†NMC Health PLC	2,337	0
†Shelf Drilling Ltd.	13,982	12,408
		25,788
United Kingdom–11.18%
Anglogold Ashanti PLC	5,454	248,539
4imprint Group PLC	1,868	93,770
†Accesso Technology Group PLC	1,549	11,144
Admiral Group PLC	9,114	409,278
Advanced Medical Solutions Group PLC	13,001	38,709
AG Barr PLC	6,257	59,135
Airtel Africa PLC	85,953	212,857
AJ Bell PLC	28,544	201,094
Alfa Financial Software Holdings PLC	4,940	15,223
Allfunds Group PLC	21,610	166,059
Anglo American PLC	37,536	1,106,482
†AO World PLC	25,690	34,135
Ashmore Group PLC	22,572	48,489
Ashtead Group PLC	17,220	1,104,250
Ashtead Technology Holdings PLC	5,826	35,462
†ASOS PLC	2,441	10,152
Associated British Foods PLC	11,964	338,035
†Aston Martin Lagonda Global Holdings PLC	4,044	4,430
AstraZeneca PLC	5,400	751,513
AstraZeneca PLC ADR	41,756	2,917,909
†Auction Technology Group PLC	5,851	36,583
Auto Trader Group PLC	56,277	637,437
Aviva PLC	72,473	616,145
Avon Technologies PLC	1,962	51,978
B&M European Value Retail SA	58,134	216,515
Babcock International Group PLC	30,221	475,978
BAE Systems PLC	21,865	567,459
LVIP Dimensional International Core Equity Fund-41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Bakkavor Group PLC	16,224	$48,103
Balfour Beatty PLC	39,985	286,884
Barclays PLC	237,750	1,098,587
Barratt Redrow PLC	99,892	625,523
Beazley PLC	62,177	798,353
Begbies Traynor Group PLC	6,705	10,170
Bellway PLC	13,066	517,609
Berkeley Group Holdings PLC	6,695	354,734
Bloomsbury Publishing PLC	5,977	41,985
Bodycote PLC	14,011	112,412
†boohoo Group PLC	35,966	10,096
BP PLC	284,253	1,416,231
BP PLC ADR	49,288	1,475,190
Braemar PLC	3,535	10,190
Breedon Group PLC	17,511	92,781
Bridgepoint Group PLC	8,689	37,069
British American Tobacco PLC	25,392	1,207,296
British American Tobacco PLC ADR	3,264	154,485
BT Group PLC	464,328	1,236,376
Bunzl PLC	4,747	151,270
†Burberry Group PLC	12,699	206,272
Bytes Technology Group PLC	25,519	179,247
†Camellia PLC	76	5,980
†Capita PLC	7,023	32,182
Card Factory PLC	38,688	48,292
†Carnival PLC	1,149	29,188
†Carnival PLC ADR	1,165	29,719
Carr's Group PLC	1,603	3,254
Central Asia Metals PLC	23,831	52,142
Centrica PLC	233,557	518,210
†Ceres Power Holdings PLC	5,558	6,376
Chemring Group PLC	20,014	155,308
Chesnara PLC	13,328	54,701
Clarkson PLC	1,580	70,818
†Close Brothers Group PLC	12,123	61,506
CMC Markets PLC	11,645	40,281
Coats Group PLC	141,000	153,915
Coca-Cola Europacific Partners PLC	6,225	573,606
Compass Group PLC	30,239	1,024,255
Computacenter PLC	2,786	91,826
ConvaTec Group PLC	47,551	188,352
Costain Group PLC	17,953	36,521
Cranswick PLC	3,197	234,829
Crest Nicholson Holdings PLC	28,366	72,752
Croda International PLC	2,984	119,802
†Currys PLC	71,356	119,275
CVS Group PLC	4,289	73,632
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†De La Rue PLC	13,452	$23,934
†DFS Furniture PLC	17,021	39,184
Diageo PLC	15,003	378,317
Diageo PLC ADR	2,421	244,134
Diploma PLC	2,859	191,924
Direct Line Insurance Group PLC	143,003	603,060
DiscoverIE Group PLC	5,469	48,946
Domino's Pizza Group PLC	17,047	60,230
dotdigital group PLC	7,534	7,788
Dowlais Group PLC	58,441	53,545
Dr. Martens PLC	29,668	30,563
Drax Group PLC	44,319	422,397
Dunelm Group PLC	12,014	195,779
easyJet PLC	15,233	111,480
†EKF Diagnostics Holdings PLC	5,002	1,840
Elementis PLC	46,705	102,668
Endeavour Mining PLC	16,380	505,083
Energean PLC	17,683	221,244
EnQuest PLC	185,362	32,236
Epwin Group PLC	9,797	13,724
Essentra PLC	21,902	32,168
=†πEvraz PLC	20,000	0
FDM Group Holdings PLC	7,488	21,944
Firstgroup PLC	55,434	175,467
FLEX LNG Ltd.	843	18,776
Foresight Group Holdings Ltd.	7,643	46,617
Forterra PLC	15,583	42,138
Foxtons Group PLC	30,068	27,963
†Frasers Group PLC	6,580	61,466
†Frontier Developments PLC	992	4,241
Fuller Smith & Turner PLC Class A	2,606	21,391
Future PLC	12,322	123,691
Galliford Try Holdings PLC	9,912	57,123
Games Workshop Group PLC	2,612	581,386
†Gaming Realms PLC	880	616
Gamma Communications PLC	5,521	86,242
GB Group PLC	19,697	64,082
Genuit Group PLC	18,116	97,974
Genus PLC	209	5,869
†Georgia Capital PLC	4,171	110,210
Gooch & Housego PLC	1,112	9,781
Goodwin PLC	187	19,668
Grainger PLC	74,491	226,456
Greencore Group PLC	43,007	137,843
Greggs PLC	5,518	145,505
GSK PLC	57,200	1,090,601
Gulf Keystone Petroleum Ltd.	21,757	50,471
LVIP Dimensional International Core Equity Fund-42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Gym Group PLC	10,516	$21,941
H&T Group PLC	1,906	16,704
Haleon PLC	41,615	213,886
Halfords Group PLC	18,444	39,287
Halma PLC	4,512	198,321
Harbour Energy PLC	20,193	54,132
Harworth Group PLC	15,020	37,264
Hays PLC	46,506	45,469
†Headlam Group PLC	2,792	3,342
Helical PLC	8,725	27,467
†Helios Towers PLC	62,269	103,936
Henry Boot PLC	9,398	29,807
Hill & Smith PLC	4,192	103,319
Hilton Food Group PLC	7,393	87,882
Hiscox Ltd.	24,545	423,661
Hollywood Bowl Group PLC	21,626	74,806
Howden Joinery Group PLC	49,040	576,686
HSBC Holdings PLC ADR	31,741	1,929,535
HSBC Holdings PLC (London Shares)	137,478	1,662,959
Hunting PLC	17,421	72,021
Ibstock PLC	37,628	75,512
IG Group Holdings PLC	15,961	233,402
IMI PLC	22,668	652,275
Impax Asset Management Group PLC	8,484	21,637
Imperial Brands PLC	29,271	1,156,501
Inchcape PLC	36,515	363,831
†Indivior PLC	3,048	45,322
Informa PLC	35,697	395,209
IntegraFin Holdings PLC	13,392	59,894
InterContinental Hotels Group PLC	412	47,106
InterContinental Hotels Group PLC ADR	2,814	324,567
International Consolidated Airlines Group SA	7,894	37,029
International Workplace Group PLC	74,640	214,039
Intertek Group PLC	7,754	505,084
Investec PLC	32,603	243,901
iomart Group PLC	7,195	2,815
†IQE PLC	58,773	8,310
ITV PLC	270,133	306,031
J D Wetherspoon PLC	9,040	96,120
J Sainsbury PLC	141,619	563,624
†James Fisher & Sons PLC	3,307	15,888
James Halstead PLC	16,114	35,284
JD Sports Fashion PLC	179,246	218,586
JET2 PLC	4,940	125,286
=†John Wood Group PLC	54,047	13,680
Johnson Matthey PLC	12,854	306,492
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Johnson Service Group PLC	36,041	$75,197
Jupiter Fund Management PLC	49,935	68,543
Just Group PLC	86,034	156,645
Kainos Group PLC	2,612	26,612
Keller Group PLC	7,639	153,678
Kier Group PLC	29,901	85,663
Kingfisher PLC	143,422	572,769
Kitwave Group PLC	2,572	11,341
Knights Group Holdings PLC	783	2,050
Lancashire Holdings Ltd.	17,047	134,547
Legal & General Group PLC	211,209	739,007
Lion Finance Group PLC	3,870	376,949
Liontrust Asset Management PLC	5,738	32,565
Lloyds Banking Group PLC	1,059,995	1,114,601
London Stock Exchange Group PLC	1,549	226,537
LSL Property Services PLC	6,396	27,831
Luceco PLC	14,452	29,621
M&C Saatchi PLC	5,989	15,904
Macfarlane Group PLC	14,596	23,656
Man Group PLC	75,043	174,331
Marks & Spencer Group PLC	91,445	445,065
Marshalls PLC	17,993	66,438
†Marston's PLC	68,675	39,385
†McBride PLC	15,062	31,054
Me Group International PLC	19,139	60,333
Mears Group PLC	10,609	56,357
Melrose Industries PLC	13,008	94,740
†Metro Bank Holdings PLC	26,335	47,789
Midwich Group PLC	1,944	5,630
†Mitchells & Butlers PLC	32,436	127,636
Mitie Group PLC	121,809	236,444
MJ Gleeson PLC	5,712	31,127
†Mobico Group PLC	64,588	26,174
Mondi PLC	22,215	363,004
MONY Group PLC	35,323	107,393
Moonpig Group PLC	13,162	40,521
Morgan Advanced Materials PLC	22,119	66,796
Morgan Sindall Group PLC	2,641	165,923
Mortgage Advice Bureau Holdings Ltd.	3,472	42,109
MP Evans Group PLC	2,058	31,907
National Grid PLC	31,315	459,662
National Grid PLC ADR	5,177	385,221
NatWest Group PLC	113,322	795,855
NatWest Group PLC ADR	29,201	413,194
NCC Group PLC	21,063	41,844
LVIP Dimensional International Core Equity Fund-43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Next 15 Group PLC	4,840	$16,016
Next PLC	4,244	724,849
Ninety One PLC	5,720	14,541
Norcros PLC	5,059	19,048
†Ocado Group PLC	16,195	50,513
Odfjell Technology Ltd.	1,683	8,249
On the Beach Group PLC	10,599	42,972
OSB Group PLC	42,937	308,488
Oxford Instruments PLC	2,638	68,655
Pagegroup PLC	20,094	73,826
Pan African Resources PLC	187,960	118,036
PayPoint PLC	7,751	90,118
Pearson PLC	5,109	75,261
Pennon Group PLC	19,875	137,122
Persimmon PLC	24,381	433,747
Pets at Home Group PLC	36,513	131,450
Pharos Energy PLC	14,884	4,173
Phoenix Group Holdings PLC	8,283	74,937
†Pinewood Technologies Group PLC	6,987	42,855
Playtech PLC	19,897	102,692
Polar Capital Holdings PLC	6,027	39,306
Porvair PLC	1,608	15,937
PPHE Hotel Group Ltd.	770	16,923
Premier Foods PLC	57,794	158,186
Prudential PLC ADR	15,465	386,934
PZ Cussons PLC	17,088	17,405
QinetiQ Group PLC	29,164	206,358
Rank Group PLC	8,180	14,934
Reach PLC	25,344	25,465
Reckitt Benckiser Group PLC	22,337	1,521,752
RELX PLC	8,237	445,742
RELX PLC ADR	24,827	1,349,099
Renew Holdings PLC	4,013	46,755
Rentokil Initial PLC	23,283	112,335
Ricardo PLC	2,769	16,852
Rightmove PLC	49,221	532,739
Rio Tinto PLC	7,867	457,891
Rio Tinto PLC ADR	9,730	567,551
Robert Walters PLC	3,858	9,691
Rolls-Royce Holdings PLC	127,492	1,689,606
Rotork PLC	48,856	215,545
RS Group PLC	17,867	141,041
RWS Holdings PLC	14,982	18,221
S4 Capital PLC	20,890	7,283
Sabre Insurance Group PLC	19,055	38,753
†Saga PLC	13,212	31,811
Sage Group PLC	25,509	438,061
†Savannah Energy PLC	28,585	2,825
Savills PLC	10,749	146,866
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Schroders PLC	44,674	$222,169
Secure Trust Bank PLC	1,370	15,308
Senior PLC	18,309	46,243
Serco Group PLC	92,861	257,481
Serica Energy PLC	15,438	33,647
Severfield PLC	10,593	5,467
Severn Trent PLC	6,207	233,210
Shell PLC	136,635	4,767,129
Shell PLC ADR	44,162	3,109,446
†SIG PLC	58,377	12,436
Smith & Nephew PLC	11,135	170,524
Smiths Group PLC	8,689	268,006
Smiths News PLC	11,631	9,324
Softcat PLC	12,874	303,399
Spectris PLC	3,566	187,920
Speedy Hire PLC	45,398	18,165
Spirax Group PLC	1,207	98,699
Spire Healthcare Group PLC	13,483	41,510
†Spirent Communications PLC	35,761	95,720
SSE PLC	39,830	1,002,924
SSP Group PLC	47,075	111,495
St. James's Place PLC	42,049	685,189
Standard Chartered PLC	77,579	1,283,818
SThree PLC	7,462	25,022
=†Studio Retail Group PLC	3,000	0
STV Group PLC	2,471	5,919
Subsea 7 SA	7,831	147,002
†Synthomer PLC	13,236	19,904
Tate & Lyle PLC	16,470	116,815
Tatton Asset Management PLC	5,219	48,428
Taylor Wimpey PLC	317,061	517,035
Team Internet Group PLC	9,144	7,958
Telecom Plus PLC	7,410	196,361
Tesco PLC	277,349	1,529,169
†THG PLC	61,212	27,154
Topps Tiles PLC	15,052	7,231
TORM PLC Class A	3,894	65,630
TP ICAP Group PLC	70,026	262,190
†Trainline PLC	18,113	69,574
TT Electronics PLC	12,612	19,396
†Tullow Oil PLC	65,046	14,232
Unilever PLC ADR	30,095	1,840,911
United Utilities Group PLC	19,074	299,514
†Vanquis Banking Group PLC	16,016	22,116
Vertu Motors PLC	36,292	31,633
Vesuvius PLC	14,198	76,474
Victrex PLC	3,374	35,939
†Vistry Group PLC	20,407	178,780
Vodafone Group PLC	635,457	680,226
Vodafone Group PLC ADR	8,708	92,827
Volex PLC	9,310	48,966
LVIP Dimensional International Core Equity Fund-44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Volution Group PLC	5,998	$48,658
Vp PLC	1,013	8,343
†Watches of Switzerland Group PLC	18,564	104,518
†Watkin Jones PLC	10,791	4,159
Weir Group PLC	9,357	320,006
WH Smith PLC	9,159	137,185
Whitbread PLC	11,820	458,687
†Wise PLC Class A	3,874	55,342
WPP PLC	15,914	112,050
WPP PLC ADR	4,463	156,250
†Xaar PLC	886	1,498
XPS Pensions Group PLC	15,775	83,041
Young & Co.'s Brewery PLC Class A	2,151	28,345
Zigup PLC	26,892	131,163
Zotefoams PLC	3,613	15,896
		83,083,799
United States–0.41%
†ADTRAN Holdings, Inc.	4,117	36,962
†Amrize Ltd.	18,040	899,897
†Coeur Mining, Inc.	3,673	32,543
Diversified Energy Co. PLC	1,389	20,705
†Frontage Holdings Corp.	64,000	8,724
GSK PLC Sponsored ADR	23,066	885,734
International Paper Co.	11,874	555,683
†REC Silicon ASA	10,625	2,684
†SSR Mining, Inc.	495	6,306
†Viemed Healthcare, Inc.	785	5,424
Waste Connections, Inc.	3,027	565,201
		3,019,863
Total Common Stock (Cost $542,076,966)		734,743,075
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
†Dr. Ing hc F Porsche AG	3,440	170,018
Total Convertible Preferred Stock (Cost $290,567)		170,018
ΔPREFERRED STOCKS–0.37%
Germany–0.37%
Bayerische Motoren Werke AG 6.17%	1,391	115,517
Draegerwerk AG & Co. KGaA 3.04%	847	67,085
Einhell Germany AG 1.29%	192	16,985
FUCHS SE 2.49%	6,201	342,714
Henkel AG & Co. KGaA 3.06%	6,373	500,813
Jungheinrich AG 2.00%	3,605	170,130
Porsche Automobil Holding SE 5.68%	6,615	262,606
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Sartorius AG 0.34%	104	$26,489
Sixt SE 4.56%	2,063	144,955
STO SE & Co. KGaA 2.81%	210	29,689
Villeroy & Boch AG 5.03%	830	17,733
Volkswagen AG 7.09%	9,496	1,003,856
Total Preferred Stocks (Cost $3,041,762)		2,698,572
ΔRIGHTS–0.00%
Italy–0.00%
=†Biesse SpA expiration date 7/3/25	1,326	0
		0
Sweden–0.00%
†Rottneros AB expiration date 7/3/25	23,940	16
		16
United Kingdom–0.00%
†Videndum PLC	6,099	6,849
		6,849
Total Rights (Cost $47,796)		6,865
ΔWARRANTS–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	300	0
		0
Italy–0.00%
†Geox SpA exp 9/30/26 exercise price EUR 0.3420	325	14
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		14
Total Warrants (Cost $0)		14

MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	2,909,613	2,909,613
Total Money Market Fund (Cost $2,909,613)		2,909,613

LVIP Dimensional International Core Equity Fund-45

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.63% (Cost $548,366,704)	$740,528,157
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	2,778,332
NET ASSETS APPLICABLE TO 50,763,747 SHARES OUTSTANDING–100.00%	$743,306,489
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($546,648,511 / 37,296,512 Shares)	$14.657
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($196,657,978 / 13,467,235 Shares)	$14.603
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$550,862,867
Distributable earnings/(accumulated loss)	192,443,622
TOTAL NET ASSETS	$743,306,489

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$0

★Includes $49,258 expense reimbursement receivable from Lincoln Financial Investments Corporation, $671,522 payable for securities purchased, $1,508,270 payable for fund shares redeemed, $109,295 other accrued expenses payable, $406,785 due to manager and affiliates,
$16,187 payable for audit fee and $16,492 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CDI–Chess Depository Interest
EUR–Euro
LNG–Liquefied Natural Gas
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-46

LVIP Dimensional International Core Equity Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$17,276,113
Foreign taxes withheld	(1,824,541)
15,451,572
EXPENSES:
Management fees	2,090,269
Distribution fees-Service Class	226,681
Shareholder servicing fees	104,513
Professional fees	98,510
Custodian fees	90,183
Pricing fees	75,818
Accounting and administration expenses	64,224
Trustees’ fees and expenses	9,976
Consulting fees	8,084
Reports and statements to shareholders	5,349
Other	9,780
2,783,387
Less:
Expenses reimbursed	(322,281)
Total operating expenses	2,461,106
NET INVESTMENT INCOME	12,990,466
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	7,325,090
Foreign currencies	354,344
Net realized gain	7,679,434
Net change in unrealized appreciation (depreciation) of:
Investments	117,699,470
Foreign currencies	231,633
Net change in unrealized appreciation (depreciation)	117,931,103
NET REALIZED AND UNREALIZED GAIN	125,610,537
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,601,003
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,990,466	$13,673,723
Net realized gain	7,679,434	7,181,199
Net change in unrealized appreciation (depreciation)	117,931,103	(5,697,041)
Net increase in net assets resulting from operations	138,601,003	15,157,881
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,035,642)
Service Class	—	(3,641,713)
	—	(15,677,355)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,521,969	198,909,230
Service Class	18,919,584	23,689,454
Reinvestment of dividends and distributions:
Standard Class	—	12,035,642
Service Class	—	3,641,713
	28,441,553	238,276,039
Cost of shares redeemed:
Standard Class	(99,996,527)	(44,292,504)
Service Class	(29,280,167)	(25,098,633)
	(129,276,694)	(69,391,137)
Increase (decrease) in net assets derived from capital share transactions	(100,835,141)	168,884,902
NET INCREASE IN NET ASSETS	37,765,862	168,365,428
NET ASSETS:
Beginning of period	705,540,627	537,175,199
End of period	$743,306,489	$705,540,627
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-47

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.098	$12.014	$10.668	$12.760	$11.539	$10.972
Income (loss) from investment operations:
Net investment income[2]	0.239	0.312	0.302	0.312	0.280	0.181
Net realized and unrealized gain (loss)	2.320	0.067	1.393	(2.030)	1.235	0.569
Total from investment operations	2.559	0.379	1.695	(1.718)	1.515	0.750
Less dividends and distributions from:
Net investment income	—	(0.295)	(0.349)	(0.374)	(0.294)	(0.183)
Total dividends and distributions	—	(0.295)	(0.349)	(0.374)	(0.294)	(0.183)
Net asset value, end of period	$14.657	$12.098	$12.014	$10.668	$12.760	$11.539
Total return[3]	21.15%	3.06%	16.01%	(13.42% )	13.22%	6.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546,649	$533,611	$368,621	$343,995	$407,047	$373,079
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.63%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.74%	0.72%	0.77%	0.72%	0.76%
Ratio of net investment income to average net assets	3.67%	2.49%	2.64%	2.81%	2.21%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.58%	2.37%	2.54%	2.66%	2.12%	1.73%
Portfolio turnover	1%	14%	9%	15%	12%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-48

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.069	$11.986	$10.645	$12.739	$11.522	$10.960
Income (loss) from investment operations:
Net investment income[2]	0.223	0.280	0.272	0.283	0.248	0.156
Net realized and unrealized gain (loss)	2.311	0.067	1.390	(2.026)	1.234	0.565
Total from investment operations	2.534	0.347	1.662	(1.743)	1.482	0.721
Less dividends and distributions from:
Net investment income	—	(0.264)	(0.321)	(0.351)	(0.265)	(0.159)
Total dividends and distributions	—	(0.264)	(0.321)	(0.351)	(0.265)	(0.159)
Net asset value, end of period	$14.603	$12.069	$11.986	$10.645	$12.739	$11.522
Total return[3]	21.00%	2.81%	15.72%	(13.64% )	12.94%	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$196,658	$171,929	$168,554	$152,083	$140,511	$112,482
Ratio of expenses to average net assets	0.87%	0.87%	0.87%	0.87%	0.88%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.99%	0.97%	1.02%	0.97%	1.01%
Ratio of net investment income to average net assets	3.42%	2.24%	2.39%	2.56%	1.96%	1.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.33%	2.12%	2.29%	2.41%	1.87%	1.48%
Portfolio turnover	1%	14%	9%	15%	12%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-49

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP Dimensional International Core Equity Fund-50

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Dimensional International Core Equity Fund is $2,052,775 and $2,037,484 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.87% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$709,910	$518,071	$685,317	$1,913,298
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
LVIP Dimensional International Core Equity Fund-51

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$30,478
Legal	4,645
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,509 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$49,258
Management fees payable to LFI	349,654
Distribution fees payable to LFD	39,624
Printing and mailing fees payable to Lincoln Life	24
Shareholder servicing fees payable to Lincoln Life	17,483
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$9,762,616
Sales	95,279,386
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$548,366,704
Aggregate unrealized appreciation of investments	$231,452,395
Aggregate unrealized depreciation of investments	(39,290,942)
Net unrealized appreciation of investments	$192,161,453
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional International Core Equity Fund-52

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$2,084,831	$43,571,179	$11,264	$45,667,274
Austria	149,133	4,755,294	—	4,904,427
Belgium	123,145	7,308,787	—	7,431,932
Bermuda	—	47,476	—	47,476
Britain	69,253	150,920	—	220,173
Canada	82,832,208	135,469	—	82,967,677
Chile	—	129,809	—	129,809
China	—	613,527	—	613,527
Colombia	16,072	—	—	16,072
Cyprus	—	34,480	—	34,480
Denmark	858,413	17,168,376	—	18,026,789
Faeroe Islands	—	457,508	—	457,508
Finland	156,820	12,902,386	—	13,059,206
France	337,490	54,795,491	—	55,132,981
Georgia	—	231,979	—	231,979
Germany	915,599	54,501,167	—	55,416,766
Greece	20,305	—	—	20,305
Guernsey	—	—	— *	—
Hong Kong	1,235,506	10,708,401	166,266	12,110,173
Ireland	455,145	5,782,364	—	6,237,509
Isle of Man	—	133,145	—	133,145
Israel	828,772	8,408,016	—	9,236,788
Italy	495,974	23,390,427	—	23,886,401
Japan	318,809	162,829,830	87,783	163,236,422
Jordan	—	230,428	—	230,428
Luxembourg	7,241	1,668,030	—	1,675,271
Macau	—	221,553	—	221,553
Mauritius	545	—	—	545
Mexico	—	72,948	—	72,948
Mongolia	—	48,770	—	48,770
Netherlands	6,468,960	21,768,641	—	28,237,601
New Zealand	969,489	1,588,213	—	2,557,702
Norway	1,065,176	4,599,080	—	5,664,256
Peru	—	117,265	—	117,265
Philippines	21,432	2,349	—	23,781
Poland	—	373,856	—	373,856
Portugal	131,031	2,751,742	—	2,882,773
Singapore	544,022	7,410,009	— *	7,954,031
South Africa	191,556	1,823	—	193,379
LVIP Dimensional International Core Equity Fund-53

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Spain	$2,634,148	$16,525,731	$—	$19,159,879
Swaziland	—	30,132	—	30,132
Sweden	424,548	20,210,146	—	20,634,694
Switzerland	8,233,520	51,027,035	—	59,260,555
Taiwan	—	55,387	—	55,387
United Arab Emirates	—	25,788	— *	25,788
United Kingdom	20,184,307	62,885,812	13,680	83,083,799
United States	2,406,513	613,350	—	3,019,863
Convertible Preferred Stock	—	170,018	—	170,018
Preferred Stocks
Germany	16,985	2,681,587	—	2,698,572
Rights	16	6,849	— *	6,865
Warrants	14	—	— *	14
Money Market Fund	2,909,613	—	—	2,909,613
Total Investments	$137,106,591	$603,142,573	$278,993	$740,528,157

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$278,993	Enterprise Value	Deal Terms	#
		Official Close/Last Traded Price	#	#
		Official Close/Last Traded Price (b)	Discount Applied (b)	81.25% (N/A)
Total	$278,993
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$9,356	$—	$17,141	$(18,476)	$276,590	$(3,936)	$—	$(107,897)	$106,215	$278,993	$81,003
Rights	—	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—	—
Total	$9,356	$—	$17,141	$(18,476)	$276,590	(3,936)$	$—	$(107,897)	$106,215	$278,993	$81,003
LVIP Dimensional International Core Equity Fund-54

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	740,562	15,990,621
Service Class	1,426,613	1,901,124
Shares reinvested:
Standard Class	—	957,017
Service Class	—	289,653
	2,167,175	19,138,415
Shares redeemed:
Standard Class	(7,549,810)	(3,523,890)
Service Class	(2,205,272)	(2,007,057)
	(9,755,082)	(5,530,947)
Net increase (decrease)	(7,587,907)	13,607,468
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
LVIP Dimensional International Core Equity Fund-55

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund-56

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.93%
INVESTMENT COMPANY–47.93%
International Equity Fund–47.93%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	18,297,661	$268,188,813
Total Affiliated Investment (Cost $166,937,507)		268,188,813

UNAFFILIATED INVESTMENTS–51.70%
INVESTMENT COMPANIES–51.70%
International Equity Fund–47.82%
*Dimensional Investment Group– DFA International Value Portfolio	10,736,712	267,558,863
267,558,863
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	21,688,236	$21,688,236
		21,688,236
Total Unaffiliated Investments (Cost $166,719,302)		289,247,099

TOTAL INVESTMENTS–99.63% (Cost $333,656,809)	557,435,912
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	2,079,552
NET ASSETS APPLICABLE TO 46,218,908 SHARES OUTSTANDING–100.00%	$559,515,464

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
66	CME British Pound Currency Futures	$5,661,562	$5,581,299	9/15/25	$80,263	$—
64	CME Euro Foreign Exchange Currency Futures	9,468,800	9,237,689	9/15/25	231,111	—
77	CME Japanese Yen Currency Futures	6,732,206	6,715,758	9/15/25	16,448	—
					327,822	—
Equity Contracts:
2	CME E-mini Russell 2000 Index Futures	219,171	215,743	9/19/25	3,428	—
1	CME E-mini S&P 500 Index Futures	312,688	304,107	9/19/25	8,581	—
1	CME E-mini S&P MidCap 400 Index Futures	312,550	307,880	9/19/25	4,670	—
148	Eurex EURO STOXX 50 Futures	9,286,916	9,329,841	9/19/25	—	(42,925)
46	FTSE 100 Index Futures	5,549,856	5,596,491	9/19/25	—	(46,635)
5	ICE U.S. MSCI Emerging Markets Index Futures	308,375	303,812	9/19/25	4,563	—
25	OSE Nikkei 225 Index Futures	7,032,742	6,669,984	9/11/25	362,758	—
					384,000	(89,560)
Total Futures Contracts					$711,822	$(89,560)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Dimensional International Equity Managed Volatility Fund-1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-2

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Unaffiliated investments, at value	$289,247,099
Affiliated investments, at value	268,188,813
Cash collateral held at broker for futures contracts	2,218,229
Receivable for securities sold	942,506
Variation margin due from broker on futures contracts	111,811
Dividends and interest receivable	74,946
Receivable for fund shares sold	43,663
Prepaid expenses	1,272
TOTAL ASSETS	560,828,339
LIABILITIES:
Payable for fund shares redeemed	1,035,774
Due to manager and affiliates	236,307
Payable for audit fee	14,033
Other accrued expenses payable	13,895
Payable for fund accounting fee	12,866
TOTAL LIABILITIES	1,312,875
TOTAL NET ASSETS	$559,515,464
Affiliated investments, at cost	$166,937,507
Unaffiliated investments, at cost	166,719,302
Standard Class:
Net Assets	$25,761,771
Shares Outstanding	2,123,771
Net Asset Value Per Share	$12.130
Service Class:
Net Assets	$533,753,693
Shares Outstanding	44,095,137
Net Asset Value Per Share	$12.105
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$410,891,808
Distributable earnings/(accumulated loss)	148,623,656
TOTAL NET ASSETS	$559,515,464
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-3

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$5,001,631
EXPENSES:
Management fees	699,389
Distribution fees-Service Class	668,311
Shareholder servicing fees	81,129
Accounting and administration expenses	46,431
Professional fees	23,883
Trustees’ fees and expenses	8,282
Reports and statements to shareholders	8,113
Custodian fees	3,958
Consulting fees	3,853
Pricing fees	307
Other	7,391
Total operating expenses	1,551,047
NET INVESTMENT INCOME	3,450,584
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	9,621,664
Sale of unaffiliated investments	17,768,959
Foreign currencies	(56,325)
Futures contracts	(14,662,937)
Net realized gain	12,671,361
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	41,525,723
Unaffiliated investments	33,459,854
Foreign currencies	17,141
Futures contracts	1,562,035
Net change in unrealized appreciation (depreciation)	76,564,753
NET REALIZED AND UNREALIZED GAIN	89,236,114
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,686,698
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,450,584	$14,686,984
Net realized gain	12,671,361	12,632,109
Net change in unrealized appreciation (depreciation)	76,564,753	(923,404)
Net increase in net assets resulting from operations	92,686,698	26,395,689
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(677,901)
Service Class	—	(13,699,355)
	—	(14,377,256)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,963,630	9,047,318
Service Class	6,368,070	26,017,132
Reinvestment of dividends and distributions:
Standard Class	—	677,901
Service Class	—	13,699,355
	9,331,700	49,441,706
Cost of shares redeemed:
Standard Class	(5,476,966)	(8,577,624)
Service Class	(94,704,460)	(69,763,887)
	(100,181,426)	(78,341,511)
Decrease in net assets derived from capital share transactions	(90,849,726)	(28,899,805)
NET INCREASE (DECREASE) IN NET ASSETS	1,836,972	(16,881,372)
NET ASSETS:
Beginning of period	557,678,492	574,559,864
End of period	$559,515,464	$557,678,492
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-4

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$10.281	$10.110	$8.960	$10.430	$9.317	$10.120
Income (loss) from investment operations:
Net investment income[3]	0.081	0.297	0.337	0.290	0.295	0.160
Net realized and unrealized gain (loss)	1.768	0.173	1.159	(1.456)	1.137	(0.810)
Total from investment operations	1.849	0.470	1.496	(1.166)	1.432	(0.650)
Less dividends and distributions from:
Net investment income	—	(0.299)	(0.346)	(0.304)	(0.319)	(0.153)
Total dividends and distributions	—	(0.299)	(0.346)	(0.304)	(0.319)	(0.153)
Net asset value, end of period	$12.130	$10.281	$10.110	$8.960	$10.430	$9.317
Total return[4]	17.98%	4.69%	16.69%	(11.15% )	15.37%	(6.42% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,762	$24,114	$22,550	$20,137	$23,352	$21,735
Ratio of expenses to average net assets[5]	0.32%	0.32%	0.32%	0.30%	0.26%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.32%	0.32%	0.32%	0.31%	0.32%
Ratio of net investment income to average net assets	1.47% [6]	2.78%	3.48%	3.10%	2.84%	1.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.47% [6]	2.78%	3.48%	3.08%	2.79%	1.91%
Portfolio turnover	2%	7%	6%	13%	9%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-5

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$10.272	$10.100	$8.952	$10.420	$9.309	$10.115
Income (loss) from investment operations:
Net investment income[3]	0.067	0.270	0.312	0.266	0.268	0.139
Net realized and unrealized gain (loss)	1.766	0.174	1.157	(1.454)	1.135	(0.813)
Total from investment operations	1.833	0.444	1.469	(1.188)	1.403	(0.674)
Less dividends and distributions from:
Net investment income	—	(0.272)	(0.321)	(0.280)	(0.292)	(0.132)
Total dividends and distributions	—	(0.272)	(0.321)	(0.280)	(0.292)	(0.132)
Net asset value, end of period	$12.105	$10.272	$10.100	$8.952	$10.420	$9.309
Total return[4]	17.84%	4.43%	16.40%	(11.38% )	15.08%	(6.66% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$533,754	$533,564	$552,010	$528,359	$641,983	$607,117
Ratio of expenses to average net assets[5]	0.57%	0.57%	0.57%	0.55%	0.51%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.57%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income to average net assets	1.22% [6]	2.53%	3.23%	2.85%	2.59%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.22% [6]	2.53%	3.23%	2.83%	2.54%	1.66%
Portfolio turnover	2%	7%	6%	13%	9%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-6

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Equity Managed Volatility Fund-7

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$23,816
Legal	3,630
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,187 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$114,043
Distribution fees payable to LFD	108,831
Printing and mailing fees payable to Lincoln Life	204
Shareholder servicing fees payable to Lincoln Life	13,229
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional International Equity Managed Volatility Fund-8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
LVIP Dimensional International Equity Managed Volatility Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.93%@
International Equity Fund-47.93%@
✧✧LVIP Dimensional International Core Equity Fund	$264,810,552	$3,210,690	$50,979,816	$9,621,664	$41,525,723	$268,188,813	18,297,661	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$8,158,975
Sales	104,674,081
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$333,656,809
Aggregate unrealized appreciation of investments and derivatives	$224,490,925
Aggregate unrealized depreciation of investments and derivatives	(89,560)
Net unrealized appreciation of investments and derivatives	$224,401,365
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Dimensional International Equity Managed Volatility Fund-9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$268,188,813	$—	$—	$268,188,813
Unaffiliated Investment Companies	289,247,099	—	—	289,247,099
Total Investments	$557,435,912	$—	$—	$557,435,912
Derivatives:
Assets:
Futures Contracts	$711,822	$—	$—	$711,822
Liabilities:
Futures Contracts	$(89,560)	$—	$—	$(89,560)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	268,066	851,335
Service Class	581,151	2,458,322
Shares reinvested:
Standard Class	—	66,796
Service Class	—	1,350,858
	849,217	4,727,311
Shares redeemed:
Standard Class	(489,821)	(803,001)
Service Class	(8,430,343)	(6,518,689)
	(8,920,164)	(7,321,690)
Net decrease	(8,070,947)	(2,594,379)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP Dimensional International Equity Managed Volatility Fund-10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$384,000	Variation margin due from broker on futures contracts	$(89,560)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	327,822	Variation margin due from broker on futures contracts	—
Total		$711,822		$(89,560)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(11,071,304)	$652,076
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,591,633)	909,959
Total		$(14,662,937)	$1,562,035
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$46,139,602	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Dimensional International Equity Managed Volatility Fund-11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.79%
Aerospace & Defense–2.05%
†AAR Corp.	2,743	$188,691
†AeroVironment, Inc.	1,264	360,177
†AerSale Corp.	2,240	13,462
†Astronics Corp.	3,806	126,412
†ATI, Inc.	9,302	803,135
†Axon Enterprise, Inc.	1,645	1,361,961
†Boeing Co.	13,849	2,901,781
BWX Technologies, Inc.	5,833	840,302
Cadre Holdings, Inc.	1,500	47,775
Curtiss-Wright Corp.	2,550	1,245,803
†Ducommun, Inc.	1,600	132,208
General Dynamics Corp.	5,374	1,567,381
General Electric Co.	17,013	4,378,976
HEICO Corp.	3,064	888,306
Hexcel Corp.	4,368	246,748
Howmet Aerospace, Inc.	13,657	2,541,977
Huntington Ingalls Industries, Inc.	2,018	487,266
†Kratos Defense & Security Solutions, Inc.	8,962	416,285
L3Harris Technologies, Inc.	5,243	1,315,154
Leonardo DRS, Inc.	1,000	46,480
Lockheed Martin Corp.	7,942	3,678,258
†Mercury Systems, Inc.	3,446	185,602
Moog, Inc. Class A	2,096	379,313
National Presto Industries, Inc.	749	73,372
Northrop Grumman Corp.	3,511	1,755,430
Park Aerospace Corp.	2,423	35,788
†Rocket Lab Corp.	7,265	259,869
RTX Corp.	29,131	4,253,709
Textron, Inc.	9,122	732,405
TransDigm Group, Inc.	1,311	1,993,559
†V2X, Inc.	1,921	93,265
Woodward, Inc.	4,136	1,013,692
		34,364,542
Air Freight & Logistics–0.41%
CH Robinson Worldwide, Inc.	6,928	664,742
Expeditors International of Washington, Inc.	8,972	1,025,051
FedEx Corp.	9,596	2,181,267
†GXO Logistics, Inc.	8,507	414,291
Hub Group, Inc. Class A	5,350	178,850
†Radiant Logistics, Inc.	2,507	15,243
United Parcel Service, Inc. Class B	24,196	2,442,344
		6,921,788
Automobile Components–0.32%
†Adient PLC	5,509	107,205
†American Axle & Manufacturing Holdings, Inc.	9,931	40,519
†Aptiv PLC	7,711	526,045
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
Autoliv, Inc.	7,926	$886,919
BorgWarner, Inc.	18,680	625,406
†Cooper-Standard Holdings, Inc.	2,502	53,793
Dana, Inc.	13,970	239,586
†Dorman Products, Inc.	2,468	302,750
†Fox Factory Holding Corp.	3,534	91,672
Garrett Motion, Inc.	10,267	107,906
Gentex Corp.	13,825	304,012
†Gentherm, Inc.	1,903	53,836
†Goodyear Tire & Rubber Co.	20,525	212,844
LCI Industries	2,302	209,919
Lear Corp.	3,939	374,126
†Modine Manufacturing Co.	4,296	423,156
†Motorcar Parts of America, Inc.	2,029	22,725
Patrick Industries, Inc.	3,530	325,713
Phinia, Inc.	4,566	203,141
†QuantumScape Corp.	4,735	31,819
Standard Motor Products, Inc.	2,906	89,272
†Stoneridge, Inc.	3,532	24,865
†Visteon Corp.	1,685	157,211
		5,414,440
Automobiles–0.99%
Ford Motor Co.	171,297	1,858,573
General Motors Co.	55,158	2,714,325
Harley-Davidson, Inc.	7,509	177,212
†Lucid Group, Inc.	21,024	44,361
†Rivian Automotive, Inc. Class A	19,298	265,155
†Tesla, Inc.	34,890	11,083,157
Thor Industries, Inc.	4,199	372,913
Winnebago Industries, Inc.	2,269	65,801
		16,581,497
Banks–5.25%
1st Source Corp.	2,665	165,417
ACNB Corp.	150	6,426
Amalgamated Financial Corp.	3,720	116,064
Amerant Bancorp, Inc.	1,464	26,689
Ameris Bancorp	6,498	420,421
Arrow Financial Corp.	542	14,320
Associated Banc-Corp.	16,938	413,118
Atlantic Union Bankshares Corp.	11,288	353,089
†Axos Financial, Inc.	5,233	397,917
BancFirst Corp.	2,846	351,822
†Bancorp, Inc.	4,585	261,207
Bank First Corp.	215	25,295
Bank of America Corp.	134,590	6,368,799
Bank of Hawaii Corp.	3,306	223,254
Bank of Marin Bancorp	800	18,272
LVIP Dimensional U.S. Core Equity 1 Fund-1

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank of NT Butterfield & Son Ltd.	4,897	$216,839
Bank OZK	10,177	478,930
BankUnited, Inc.	7,908	281,446
Banner Corp.	3,251	208,552
Bar Harbor Bankshares	127	3,805
BayCom Corp.	863	23,914
BCB Bancorp, Inc.	1,717	14,457
Berkshire Hills Bancorp, Inc.	4,922	123,247
†Blue Foundry Bancorp	1,457	13,943
†Blue Ridge Bankshares, Inc.	1,073	3,852
BOK Financial Corp.	5,728	559,225
†Bridgewater Bancshares, Inc.	2,389	38,009
Brookline Bancorp, Inc.	9,434	99,529
Business First Bancshares, Inc.	3,000	73,950
Byline Bancorp, Inc.	2,137	57,122
Cadence Bank	17,713	566,462
Camden National Corp.	1,998	81,079
Capital Bancorp, Inc.	557	18,704
Capital City Bank Group, Inc.	800	31,480
Capitol Federal Financial, Inc.	11,777	71,840
†Carter Bankshares, Inc.	2,800	48,552
Cathay General Bancorp	7,193	327,497
Central Pacific Financial Corp.	3,160	88,575
Citigroup, Inc.	47,889	4,076,312
Citizens & Northern Corp.	836	15,834
Citizens Financial Group, Inc.	19,084	854,009
City Holding Co.	1,426	174,571
Civista Bancshares, Inc.	1,212	28,118
CNB Financial Corp.	543	12,413
†Coastal Financial Corp.	775	75,074
Columbia Banking System, Inc.	821	19,195
†Columbia Financial, Inc.	6,136	89,033
Comerica, Inc.	8,347	497,899
Commerce Bancshares, Inc.	10,419	647,749
Community Financial System, Inc.	5,191	295,212
Community Trust Bancorp, Inc.	2,191	115,948
Community West Bancshares	2,384	46,512
ConnectOne Bancorp, Inc.	4,762	110,288
Cullen/Frost Bankers, Inc.	4,148	533,184
†Customers Bancorp, Inc.	3,262	191,610
CVB Financial Corp.	14,317	283,333
Dime Community Bancshares, Inc.	4,783	128,854
Eagle Bancorp, Inc.	3,549	69,134
East West Bancorp, Inc.	11,093	1,120,171
Eastern Bankshares, Inc.	8,831	134,849
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Enterprise Bancorp, Inc.	321	$12,724
Enterprise Financial Services Corp.	3,126	172,243
Equity Bancshares, Inc. Class A	1,380	56,304
Esquire Financial Holdings, Inc.	328	31,048
Farmers National Banc Corp.	3,472	47,879
FB Financial Corp.	4,853	219,841
Fifth Third Bancorp	31,294	1,287,122
Financial Institutions, Inc.	763	19,594
First BanCorp	17,236	359,026
First Bancorp, Inc.	962	24,444
First Bancorp/Southern Pines NC	4,235	186,721
First Busey Corp.	6,834	156,396
First Business Financial Services, Inc.	810	41,035
First Citizens BancShares, Inc. Class A	588	1,150,404
First Commonwealth Financial Corp.	10,736	174,245
First Community Bankshares, Inc.	1,307	51,195
First Financial Bancorp	9,583	232,484
First Financial Bankshares, Inc.	8,922	321,014
First Financial Corp.	880	47,687
†First Foundation, Inc.	5,112	26,071
First Hawaiian, Inc.	5,650	141,024
First Horizon Corp.	37,815	801,678
First Internet Bancorp	622	16,732
First Interstate BancSystem, Inc. Class A	8,840	254,769
First Merchants Corp.	5,690	217,927
First Mid Bancshares, Inc.	773	28,980
Flushing Financial Corp.	2,658	31,577
FNB Corp.	32,839	478,793
Fulton Financial Corp.	16,777	302,657
†FVCBankcorp, Inc.	1,285	15,163
German American Bancorp, Inc.	3,237	124,657
Glacier Bancorp, Inc.	7,512	323,617
Great Southern Bancorp, Inc.	2,431	142,894
Greene County Bancorp, Inc.	457	10,155
Guaranty Bancshares, Inc.	509	21,602
Hancock Whitney Corp.	8,767	503,226
Hanmi Financial Corp.	4,000	98,720
HarborOne Bancorp, Inc.	3,325	38,836
HBT Financial, Inc.	916	23,092
Heritage Commerce Corp.	3,648	36,225
Heritage Financial Corp.	4,420	105,373
Hilltop Holdings, Inc.	6,334	192,237
Hingham Institution For Savings	127	31,540
LVIP Dimensional U.S. Core Equity 1 Fund-2

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Home BancShares, Inc.	18,464	$525,485
†HomeStreet, Inc.	2,845	37,184
HomeTrust Bancshares, Inc.	901	33,706
Hope Bancorp, Inc.	11,520	123,610
Horizon Bancorp, Inc.	5,686	87,451
Huntington Bancshares, Inc.	59,332	994,404
Independent Bank Corp.	6,981	369,827
International Bancshares Corp.	6,070	404,019
JPMorgan Chase & Co.	82,583	23,941,637
Kearny Financial Corp.	6,001	38,766
KeyCorp	36,485	635,569
Lakeland Financial Corp.	1,993	122,470
Live Oak Bancshares, Inc.	3,640	108,472
M&T Bank Corp.	6,909	1,340,277
Mercantile Bank Corp.	1,436	66,645
Metrocity Bankshares, Inc.	602	17,205
†Metropolitan Bank Holding Corp.	707	49,490
Mid Penn Bancorp, Inc.	1,043	29,413
Midland States Bancorp, Inc.	1,400	24,248
MidWestOne Financial Group, Inc.	600	17,262
MVB Financial Corp.	502	11,310
National Bank Holdings Corp. Class A	3,762	141,489
NBT Bancorp, Inc.	4,970	206,503
Nicolet Bankshares, Inc.	573	70,754
Northeast Bank	446	39,689
Northfield Bancorp, Inc.	6,724	77,191
Northwest Bancshares, Inc.	14,286	182,575
Norwood Financial Corp.	666	17,169
OceanFirst Financial Corp.	7,155	126,000
OFG Bancorp	4,833	206,852
Old National Bancorp	30,209	644,660
Old Second Bancorp, Inc.	1,794	31,826
Origin Bancorp, Inc.	1,679	60,007
Orrstown Financial Services, Inc.	519	16,520
Pacific Premier Bancorp, Inc.	8,045	169,669
Park National Corp.	1,584	264,940
Parke Bancorp, Inc.	914	18,618
Pathward Financial, Inc.	2,688	212,675
PCB Bancorp	1,065	22,344
Peapack-Gladstone Financial Corp.	2,407	67,998
Peoples Bancorp, Inc.	3,493	106,676
Peoples Financial Services Corp.	200	9,874
Pinnacle Financial Partners, Inc.	5,694	628,674
†Pioneer Bancorp, Inc.	1,350	16,240
PNC Financial Services Group, Inc.	10,085	1,880,046
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Ponce Financial Group, Inc.	1,264	$17,494
Popular, Inc.	6,798	749,208
Preferred Bank	1,509	130,596
Primis Financial Corp.	868	9,418
Prosperity Bancshares, Inc.	7,651	537,406
Provident Financial Services, Inc.	12,310	215,794
QCR Holdings, Inc.	1,263	85,758
Red River Bancshares, Inc.	323	18,960
Regions Financial Corp.	38,162	897,570
Renasant Corp.	7,961	286,039
Republic Bancorp, Inc. Class A	1,755	128,308
S&T Bancorp, Inc.	4,286	162,096
Seacoast Banking Corp. of Florida	1,194	32,978
ServisFirst Bancshares, Inc.	4,189	324,689
Shore Bancshares, Inc.	844	13,268
Sierra Bancorp	742	22,030
Simmons First National Corp. Class A	11,060	209,698
SmartFinancial, Inc.	928	31,348
South Plains Financial, Inc.	1,938	69,845
†Southern First Bancshares, Inc.	592	22,514
Southern Missouri Bancorp, Inc.	396	21,693
Southside Bancshares, Inc.	3,707	109,097
SouthState Corp.	9,040	831,951
Stellar Bancorp, Inc.	1,282	35,870
=†Sterling Bancorp, Inc.	1,664	0
Stock Yards Bancorp, Inc.	2,112	166,806
Synovus Financial Corp.	12,197	631,195
†Texas Capital Bancshares, Inc.	4,382	347,931
TFS Financial Corp.	9,915	128,399
Tompkins Financial Corp.	1,579	99,051
Towne Bank	7,647	261,374
TriCo Bancshares	3,318	134,346
†Triumph Financial, Inc.	1,978	109,008
Truist Financial Corp.	32,455	1,395,240
TrustCo Bank Corp.	2,494	83,349
Trustmark Corp.	6,506	237,209
U.S. Bancorp	39,769	1,799,547
UMB Financial Corp.	7,491	787,754
United Bankshares, Inc.	12,883	469,328
United Community Banks, Inc.	9,910	295,219
Unity Bancorp, Inc.	1,592	74,951
Univest Financial Corp.	3,614	108,565
Valley National Bancorp	39,046	348,681
Veritex Holdings, Inc.	2,442	63,736
WaFd, Inc.	8,474	248,119
Washington Trust Bancorp, Inc.	2,170	61,368
LVIP Dimensional U.S. Core Equity 1 Fund-3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Webster Financial Corp.	12,603	$688,124
Wells Fargo & Co.	87,795	7,034,135
WesBanco, Inc.	8,319	263,130
West BanCorp, Inc.	852	16,725
Westamerica BanCorp	2,893	140,137
Western Alliance Bancorp	8,256	643,803
Wintrust Financial Corp.	4,836	599,567
WSFS Financial Corp.	5,899	324,445
Zions Bancorp NA	11,022	572,483
		87,966,164
Beverages–1.05%
†Boston Beer Co., Inc. Class A	469	89,490
Brown-Forman Corp. Class A	11,259	303,566
†Celsius Holdings, Inc.	5,811	269,572
Coca-Cola Co.	92,011	6,509,778
Coca-Cola Consolidated, Inc.	7,090	791,598
Constellation Brands, Inc. Class A	6,028	980,635
Keurig Dr. Pepper, Inc.	31,827	1,052,201
MGP Ingredients, Inc.	1,497	44,865
Molson Coors Beverage Co. Class B	10,324	496,481
†Monster Beverage Corp.	21,159	1,325,400
†National Beverage Corp.	3,798	164,226
PepsiCo, Inc.	38,960	5,144,278
Primo Brands Corp. Class A	8,316	246,320
†Vita Coco Co., Inc.	3,750	135,375
		17,553,785
Biotechnology–1.60%
†4D Molecular Therapeutics, Inc.	2,900	10,759
AbbVie, Inc.	42,573	7,902,400
†ADMA Biologics, Inc.	7,106	129,400
†Adverum Biotechnologies, Inc.	1,077	2,316
†Agios Pharmaceuticals, Inc.	1,787	59,436
†Aldeyra Therapeutics, Inc.	6,436	24,650
†Alector, Inc.	5,362	7,507
†Alkermes PLC	4,526	129,489
†Allogene Therapeutics, Inc.	10,092	11,404
†Alnylam Pharmaceuticals, Inc.	1,644	536,092
Amgen, Inc.	14,776	4,125,607
†Anika Therapeutics, Inc.	1,937	20,493
†Arcellx, Inc.	271	17,845
†Arcturus Therapeutics Holdings, Inc.	2,800	36,428
†Arcus Biosciences, Inc.	2,997	24,396
†Avidity Biosciences, Inc.	2,519	71,540
†Beam Therapeutics, Inc.	1,976	33,612
†Biogen, Inc.	4,340	545,061
†BioMarin Pharmaceutical, Inc.	7,947	436,847
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†CareDx, Inc.	1,422	$27,786
†Catalyst Pharmaceuticals, Inc.	6,124	132,891
†Cullinan Therapeutics, Inc.	1,271	9,571
†Day One Biopharmaceuticals, Inc.	2,358	15,327
†Denali Therapeutics, Inc.	4,195	58,688
†Dynavax Technologies Corp.	5,571	55,264
†Editas Medicine, Inc.	1,820	4,004
†Emergent BioSolutions, Inc.	5,759	36,742
†Enanta Pharmaceuticals, Inc.	2,114	15,982
†Exact Sciences Corp.	4,843	257,357
†Exelixis, Inc.	20,982	924,782
†Fate Therapeutics, Inc.	3,581	4,011
Gilead Sciences, Inc.	38,636	4,283,573
†GRAIL, Inc.	424	21,802
†Halozyme Therapeutics, Inc.	5,662	294,537
†HilleVax, Inc.	2,430	4,836
†Ideaya Biosciences, Inc.	359	7,546
†Immunovant, Inc.	3,450	55,200
†Incyte Corp.	5,965	406,216
†Insmed, Inc.	3,574	359,687
†Intellia Therapeutics, Inc.	2,940	27,577
†Kiniksa Pharmaceuticals International PLC	3,129	86,579
†Kodiak Sciences, Inc.	915	3,413
†Krystal Biotech, Inc.	1,200	164,952
†Kymera Therapeutics, Inc.	498	21,733
†MacroGenics, Inc.	2,941	3,559
†MeiraGTx Holdings PLC	1,922	12,531
†MiMedx Group, Inc.	3,949	24,128
†Moderna, Inc.	8,656	238,819
†Myriad Genetics, Inc.	6,072	32,242
†Natera, Inc.	3,036	512,902
†Neurocrine Biosciences, Inc.	4,841	608,465
†Olema Pharmaceuticals, Inc.	3,387	14,429
†ORIC Pharmaceuticals, Inc.	1,829	18,564
=†PDL BioPharma, Inc.	21,857	9,180
†PMV Pharmaceuticals, Inc.	356	377
†Prothena Corp. PLC	2,660	16,146
†RAPT Therapeutics, Inc.	275	2,200
Regeneron Pharmaceuticals, Inc.	1,878	985,950
†REGENXBIO, Inc.	2,474	20,312
†Relay Therapeutics, Inc.	2,767	9,574
†Replimune Group, Inc.	3,297	30,629
†Roivant Sciences Ltd.	7,550	85,089
†Sage Therapeutics, Inc.	1,625	14,820
†Sarepta Therapeutics, Inc.	2,493	42,630
†Stoke Therapeutics, Inc.	1,567	17,785
†Sutro Biopharma, Inc.	500	357
†United Therapeutics Corp.	2,357	677,284
†Vanda Pharmaceuticals, Inc.	5,302	25,025
†Veracyte, Inc.	2,721	73,549
LVIP Dimensional U.S. Core Equity 1 Fund-4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Vericel Corp.	1,820	$77,441
†Vertex Pharmaceuticals, Inc.	4,038	1,797,718
†Voyager Therapeutics, Inc.	3,489	10,851
†Xencor, Inc.	5,219	41,021
†Zentalis Pharmaceuticals, Inc.	3,380	3,921
†Zymeworks, Inc.	2,467	30,961
		26,843,797
Broadline Retail–2.97%
†Amazon.com, Inc.	208,311	45,701,350
†Coupang, Inc.	19,217	575,741
Dillard's, Inc. Class A	1,486	620,895
eBay, Inc.	21,761	1,620,324
†Etsy, Inc.	4,697	235,602
Kohl's Corp.	9,831	83,367
Macy's, Inc.	27,616	322,003
†Ollie's Bargain Outlet Holdings, Inc.	3,936	518,686
		49,677,968
Building Products–1.04%
A.O. Smith Corp.	8,970	588,163
AAON, Inc.	5,364	395,595
Advanced Drainage Systems, Inc.	6,620	760,373
Allegion PLC	4,973	716,709
†American Woodmark Corp.	1,498	79,948
Apogee Enterprises, Inc.	1,602	65,041
Armstrong World Industries, Inc.	3,874	629,293
†AZEK Co., Inc.	9,229	501,596
AZZ, Inc.	2,429	229,492
†Builders FirstSource, Inc.	11,513	1,343,452
Carlisle Cos., Inc.	2,931	1,094,435
Carrier Global Corp.	14,166	1,036,810
CSW Industrials, Inc.	1,175	337,025
Fortune Brands Innovations, Inc.	9,293	478,404
†Gibraltar Industries, Inc.	2,498	147,382
Griffon Corp.	4,080	295,270
†Hayward Holdings, Inc.	10,449	144,196
Insteel Industries, Inc.	1,756	65,341
†Janus International Group, Inc.	5,222	42,507
†JELD-WEN Holding, Inc.	6,383	25,021
Johnson Controls International PLC	14,081	1,487,235
Lennox International, Inc.	1,443	827,185
Masco Corp.	8,712	560,704
†Masterbrand, Inc.	9,293	101,572
Owens Corning	7,740	1,064,405
Quanex Building Products Corp.	4,360	82,404
†Resideo Technologies, Inc.	13,286	293,089
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Simpson Manufacturing Co., Inc.	2,782	$432,072
Tecnoglass, Inc.	1,413	109,310
Trane Technologies PLC	5,488	2,400,506
†Trex Co., Inc.	6,320	343,682
UFP Industries, Inc.	5,658	562,179
Zurn Elkay Water Solutions Corp.	2,631	96,216
		17,336,612
Capital Markets–3.55%
Acadian Asset Management, Inc.	2,445	86,162
Affiliated Managers Group, Inc.	2,860	562,762
Ameriprise Financial, Inc.	5,251	2,802,616
ARES Management Corp. Class A	2,453	424,860
Artisan Partners Asset Management, Inc. Class A	3,789	167,966
†B Riley Financial, Inc.	702	2,085
Bank of New York Mellon Corp.	22,761	2,073,755
BGC Group, Inc. Class A	30,856	315,657
Blackrock, Inc.	2,676	2,807,793
Blackstone, Inc.	9,142	1,367,460
Carlyle Group, Inc.	14,680	754,552
Cboe Global Markets, Inc.	4,212	982,281
Charles Schwab Corp.	32,340	2,950,702
CME Group, Inc.	6,490	1,788,774
Cohen & Steers, Inc.	4,071	306,750
†Coinbase Global, Inc. Class A	5,263	1,844,629
Diamond Hill Investment Group, Inc.	786	114,214
DigitalBridge Group, Inc.	3,152	32,623
†Donnelley Financial Solutions, Inc.	2,708	166,948
Evercore, Inc. Class A	2,579	696,382
FactSet Research Systems, Inc.	1,701	760,823
Federated Hermes, Inc.	7,936	351,724
Franklin Resources, Inc.	20,323	484,704
Goldman Sachs Group, Inc.	7,942	5,620,950
Hamilton Lane, Inc. Class A	2,290	325,455
Houlihan Lokey, Inc.	2,921	525,634
Interactive Brokers Group, Inc. Class A	6,232	345,315
Intercontinental Exchange, Inc.	11,356	2,083,485
Invesco Ltd.	34,474	543,655
Janus Henderson Group PLC	11,212	435,474
Jefferies Financial Group, Inc.	14,759	807,170
KKR & Co., Inc.	11,231	1,494,060
Lazard, Inc.	3,063	146,963
LVIP Dimensional U.S. Core Equity 1 Fund-5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
LPL Financial Holdings, Inc.	3,385	$1,269,273
MarketAxess Holdings, Inc.	1,677	374,541
Moody's Corp.	4,085	2,048,995
Morgan Stanley	35,904	5,057,437
Morningstar, Inc.	2,645	830,345
MSCI, Inc.	2,026	1,168,475
Nasdaq, Inc.	17,227	1,540,438
Northern Trust Corp.	9,018	1,143,392
†Open Lending Corp. Class A	1,499	2,908
Oppenheimer Holdings, Inc. Class A	566	37,226
Piper Sandler Cos.	1,314	365,213
PJT Partners, Inc. Class A	887	146,364
Raymond James Financial, Inc.	8,500	1,303,645
†Robinhood Markets, Inc. Class A	11,242	1,052,588
S&P Global, Inc.	5,649	2,978,661
SEI Investments Co.	10,010	899,499
State Street Corp.	11,903	1,265,765
Stifel Financial Corp.	8,781	911,292
†StoneX Group, Inc.	3,888	354,352
T. Rowe Price Group, Inc.	9,926	957,859
Tradeweb Markets, Inc. Class A	4,301	629,666
Victory Capital Holdings, Inc. Class A	3,143	200,115
Virtu Financial, Inc. Class A	8,744	391,644
Virtus Investment Partners, Inc.	672	121,901
Westwood Holdings Group, Inc.	147	2,293
WisdomTree, Inc.	12,702	146,200
		59,374,470
Chemicals–1.48%
AdvanSix, Inc.	2,954	70,157
Air Products & Chemicals, Inc.	4,756	1,341,477
Albemarle Corp.	3,911	245,102
†American Vanguard Corp.	3,629	14,226
Ashland, Inc.	3,732	187,645
†Aspen Aerogels, Inc.	4,300	25,456
Avient Corp.	9,434	304,812
†Axalta Coating Systems Ltd.	21,171	628,567
Balchem Corp.	2,111	336,071
Cabot Corp.	4,810	360,750
Celanese Corp.	4,848	268,240
CF Industries Holdings, Inc.	14,281	1,313,852
Chemours Co.	6,490	74,310
Corteva, Inc.	20,820	1,551,715
Dow, Inc.	29,060	769,509
DuPont de Nemours, Inc.	12,964	889,201
Eastman Chemical Co.	7,160	534,566
Ecolab, Inc.	5,415	1,459,018
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Ecovyst, Inc.	11,383	$93,682
Element Solutions, Inc.	19,266	436,375
FMC Corp.	5,172	215,931
Hawkins, Inc.	1,638	232,760
HB Fuller Co.	3,315	199,397
Huntsman Corp.	12,887	134,283
†Ingevity Corp.	3,224	138,922
Innospec, Inc.	1,961	164,900
International Flavors & Fragrances, Inc.	10,862	798,900
†Intrepid Potash, Inc.	612	21,867
Koppers Holdings, Inc.	1,784	57,356
Kronos Worldwide, Inc.	8,371	51,900
Linde PLC	9,954	4,670,218
†LSB Industries, Inc.	3,347	26,107
LyondellBasell Industries NV Class A	13,353	772,605
Mativ Holdings, Inc.	2,000	13,640
Minerals Technologies, Inc.	2,556	140,759
Mosaic Co.	18,737	683,526
NewMarket Corp.	834	576,177
Olin Corp.	8,963	180,067
Orion SA	1,161	12,179
†Perimeter Solutions, Inc.	7,699	107,170
PPG Industries, Inc.	8,250	938,437
Quaker Chemical Corp.	333	37,276
†Rayonier Advanced Materials, Inc.	8,749	33,684
RPM International, Inc.	7,154	785,795
Sensient Technologies Corp.	3,297	324,820
Sherwin-Williams Co.	6,467	2,220,509
Stepan Co.	1,698	92,677
Tronox Holdings PLC	12,136	61,529
Westlake Corp.	2,797	212,376
		24,810,498
Commercial Services & Supplies–0.81%
ABM Industries, Inc.	6,155	290,578
ACCO Brands Corp.	11,109	39,770
†ACV Auctions, Inc. Class A	1,324	21,475
Brady Corp. Class A	3,406	231,506
†BrightView Holdings, Inc.	4,456	74,192
Brink's Co.	2,796	249,655
†Casella Waste Systems, Inc. Class A	2,209	254,874
†CECO Environmental Corp.	2,528	71,568
†Cimpress PLC	1,769	83,143
Cintas Corp.	9,904	2,207,304
Civeo Corp.	683	15,770
†Clean Harbors, Inc.	6,114	1,413,435
†Copart, Inc.	16,096	789,831
Deluxe Corp.	5,890	93,710
†Driven Brands Holdings, Inc.	3,542	62,198
Ennis, Inc.	3,323	60,279
†Enviri Corp.	9,121	79,170
LVIP Dimensional U.S. Core Equity 1 Fund-6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
=†GCI Liberty, Inc.	8,309	$0
†Healthcare Services Group, Inc.	2,712	40,761
HNI Corp.	4,230	208,031
Interface, Inc.	6,714	140,524
†Liquidity Services, Inc.	356	8,398
MillerKnoll, Inc.	5,200	100,984
†Montrose Environmental Group, Inc.	573	12,543
MSA Safety, Inc.	1,744	292,172
†OPENLANE, Inc.	10,378	253,742
Quad/Graphics, Inc.	5,244	29,629
Republic Services, Inc.	5,847	1,441,929
Rollins, Inc.	14,637	825,820
Steelcase, Inc. Class A	9,895	103,205
Tetra Tech, Inc.	16,954	609,666
UniFirst Corp.	1,525	287,035
Veralto Corp.	4,043	408,141
Vestis Corp.	9,019	51,679
VSE Corp.	600	78,588
Waste Management, Inc.	11,560	2,645,159
		13,576,464
Communications Equipment–0.80%
†Applied Optoelectronics, Inc.	2,558	65,715
†Arista Networks, Inc.	16,752	1,713,897
†Aviat Networks, Inc.	681	16,378
†Calix, Inc.	3,340	177,655
†Ciena Corp.	9,996	812,975
Cisco Systems, Inc.	78,811	5,467,907
†Clearfield, Inc.	700	30,387
†Comtech Telecommunications Corp.	2,467	6,044
†Digi International, Inc.	2,900	101,094
†F5, Inc.	4,197	1,235,261
†Harmonic, Inc.	8,852	83,828
Juniper Networks, Inc.	22,261	888,882
†Lumentum Holdings, Inc.	3,766	357,996
Motorola Solutions, Inc.	4,388	1,844,978
†NETGEAR, Inc.	3,638	105,757
†NetScout Systems, Inc.	7,833	194,337
†Ribbon Communications, Inc.	7,554	30,292
†Viasat, Inc.	6,887	100,550
†Viavi Solutions, Inc.	16,999	171,180
		13,405,113
Construction & Engineering–0.74%
AECOM	6,721	758,532
†Ameresco, Inc. Class A	1,754	26,643
†API Group Corp.	7,084	361,638
Arcosa, Inc.	4,724	409,618
Argan, Inc.	1,469	323,885
†Bowman Consulting Group Ltd.	773	22,224
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Cadeler AS ADR	1,367	$27,162
Comfort Systems USA, Inc.	2,957	1,585,573
†Construction Partners, Inc. Class A	3,231	343,391
†Dycom Industries, Inc.	2,802	684,781
EMCOR Group, Inc.	2,377	1,271,434
†Everus Construction Group, Inc.	4,441	282,137
†Fluor Corp.	6,492	332,845
Granite Construction, Inc.	3,330	311,388
†Great Lakes Dredge & Dock Corp.	8,569	104,456
†IES Holdings, Inc.	955	282,900
†Limbach Holdings, Inc.	595	83,359
†MasTec, Inc.	6,175	1,052,405
†Matrix Service Co.	3,017	40,760
†MYR Group, Inc.	909	164,938
†NWPX Infrastructure, Inc.	417	17,101
Primoris Services Corp.	4,046	315,345
Quanta Services, Inc.	4,701	1,777,354
†Sterling Infrastructure, Inc.	2,384	550,060
†Tutor Perini Corp.	5,568	260,471
Valmont Industries, Inc.	1,709	558,108
WillScot Holdings Corp.	15,344	420,426
		12,368,934
Construction Materials–0.24%
CRH PLC	3,482	319,648
Eagle Materials, Inc.	3,675	742,754
†Knife River Corp.	4,441	362,563
Martin Marietta Materials, Inc.	2,256	1,238,454
U.S. Lime & Minerals, Inc.	740	73,852
Vulcan Materials Co.	5,108	1,332,268
		4,069,539
Consumer Finance–1.00%
Ally Financial, Inc.	21,828	850,201
American Express Co.	17,081	5,448,497
†Atlanticus Holdings Corp.	1,483	81,194
Bread Financial Holdings, Inc.	4,827	275,718
Capital One Financial Corp.	20,559	4,374,133
†Credit Acceptance Corp.	761	387,676
†Encore Capital Group, Inc.	2,403	93,020
†Enova International, Inc.	2,658	296,420
†EZCORP, Inc. Class A	6,690	92,857
FirstCash Holdings, Inc.	4,361	589,346
†Green Dot Corp. Class A	3,997	43,088
†LendingClub Corp.	11,516	138,537
†LendingTree, Inc.	513	19,017
Navient Corp.	12,258	172,838
Nelnet, Inc. Class A	2,590	313,701
†NerdWallet, Inc. Class A	3,266	35,828
OneMain Holdings, Inc.	11,443	652,251
LVIP Dimensional U.S. Core Equity 1 Fund-7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†PRA Group, Inc.	3,756	$55,401
PROG Holdings, Inc.	3,487	102,343
Regional Management Corp.	1,098	32,073
SLM Corp.	19,724	646,750
†SoFi Technologies, Inc.	27,377	498,535
Synchrony Financial	21,871	1,459,671
†World Acceptance Corp.	687	113,437
		16,772,532
Consumer Staples Distribution & Retail–2.21%
Albertsons Cos., Inc. Class A	31,435	676,167
Andersons, Inc.	2,651	97,424
†BJ's Wholesale Club Holdings, Inc.	10,299	1,110,541
Casey's General Stores, Inc.	2,867	1,462,944
†Chefs' Warehouse, Inc.	2,580	164,630
Costco Wholesale Corp.	9,788	9,689,533
Dollar General Corp.	8,636	987,786
†Dollar Tree, Inc.	9,394	930,382
†Grocery Outlet Holding Corp.	1,953	24,256
†HF Foods Group, Inc.	4,692	14,920
Ingles Markets, Inc. Class A	1,101	69,781
Kroger Co.	59,293	4,253,087
Natural Grocers by Vitamin Cottage, Inc.	3,652	143,341
†Performance Food Group Co.	11,543	1,009,666
PriceSmart, Inc.	1,845	193,799
SpartanNash Co.	3,315	87,814
†Sprouts Farmers Market, Inc.	8,827	1,453,277
Sysco Corp.	17,582	1,331,661
Target Corp.	17,502	1,726,572
†U.S. Foods Holding Corp.	16,963	1,306,321
†United Natural Foods, Inc.	6,297	146,783
Village Super Market, Inc. Class A	618	23,793
Walgreens Boots Alliance, Inc.	24,875	285,565
Walmart, Inc.	98,328	9,614,512
Weis Markets, Inc.	2,787	202,030
		37,006,585
Containers & Packaging–0.60%
Amcor PLC	188,102	1,728,657
AptarGroup, Inc.	5,029	786,687
Ardagh Metal Packaging SA	6,180	26,450
Avery Dennison Corp.	4,042	709,250
Ball Corp.	14,967	839,499
Crown Holdings, Inc.	7,001	720,963
Graphic Packaging Holding Co.	36,241	763,598
Greif, Inc. Class A	3,741	245,146
International Paper Co.	16,118	754,806
Myers Industries, Inc.	2,920	42,311
†O-I Glass, Inc.	15,403	227,040
Packaging Corp. of America	7,234	1,363,247
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
†Ranpak Holdings Corp.	2,426	$8,661
Sealed Air Corp.	8,211	254,787
Silgan Holdings, Inc.	8,214	445,035
Smurfit WestRock PLC	12,881	555,815
Sonoco Products Co.	8,938	389,339
TriMas Corp.	3,949	112,981
		9,974,272
Distributors–0.12%
A-Mark Precious Metals, Inc.	1,648	36,553
Genuine Parts Co.	8,090	981,398
LKQ Corp.	12,418	459,590
Pool Corp.	1,930	562,556
Weyco Group, Inc.	723	23,975
		2,064,072
Diversified Consumer Services–0.34%
ADT, Inc.	33,492	283,677
†Adtalem Global Education, Inc.	3,425	435,763
†American Public Education, Inc.	2,213	67,408
†Bright Horizons Family Solutions, Inc.	3,064	378,680
Carriage Services, Inc.	1,873	85,671
†Chegg, Inc.	2,936	3,553
†Coursera, Inc.	7,019	61,486
†Duolingo, Inc.	948	388,699
†Frontdoor, Inc.	5,297	312,205
Graham Holdings Co. Class B	350	331,159
†Grand Canyon Education, Inc.	2,298	434,322
H&R Block, Inc.	8,598	471,944
†Laureate Education, Inc.	2,483	58,053
Matthews International Corp. Class A	2,172	51,933
†Mister Car Wash, Inc.	6,772	40,700
OneSpaWorld Holdings Ltd.	4,641	94,630
Perdoceo Education Corp.	6,682	218,435
Service Corp. International	12,208	993,731
Strategic Education, Inc.	2,304	196,139
†Stride, Inc.	4,408	639,997
†Universal Technical Institute, Inc.	3,270	110,820
		5,659,005
Diversified Telecommunication Services–1.11%
†Anterix, Inc.	1,256	32,216
AT&T, Inc.	290,784	8,415,289
ATN International, Inc.	2,414	39,228
†Bandwidth, Inc. Class A	2,736	43,502
†Frontier Communications Parent, Inc.	12,661	460,860
IDT Corp. Class B	2,430	166,018
LVIP Dimensional U.S. Core Equity 1 Fund-8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.	9,651	$291,171
†Liberty Global Ltd. Class A	19,127	193,545
†Liberty Latin America Ltd. Class A	11,079	68,580
†Lumen Technologies, Inc.	6,601	28,912
Shenandoah Telecommunications Co.	4,651	63,533
†Sunrise Communications AG Class A ADR	3,825	216,304
Verizon Communications, Inc.	196,220	8,490,439
		18,509,597
Electric Utilities–1.36%
ALLETE, Inc.	3,194	204,640
Alliant Energy Corp.	9,792	592,122
American Electric Power Co., Inc.	12,638	1,311,319
Constellation Energy Corp.	7,720	2,491,707
Duke Energy Corp.	17,825	2,103,350
Edison International	11,997	619,045
Entergy Corp.	11,406	948,067
Evergy, Inc.	7,526	518,767
Eversource Energy	11,554	735,065
Exelon Corp.	26,594	1,154,711
FirstEnergy Corp.	17,934	722,023
Genie Energy Ltd. Class B	2,298	61,770
†Hawaiian Electric Industries, Inc.	8,248	87,676
IDACORP, Inc.	3,450	398,303
MGE Energy, Inc.	2,722	240,734
NextEra Energy, Inc.	46,179	3,205,746
NRG Energy, Inc.	10,042	1,612,544
OGE Energy Corp.	8,515	377,896
Otter Tail Corp.	2,220	171,140
PG&E Corp.	11,609	161,829
Pinnacle West Capital Corp.	5,231	468,018
Portland General Electric Co.	5,391	219,036
PPL Corp.	23,327	790,552
Southern Co.	25,061	2,301,352
TXNM Energy, Inc.	5,952	335,217
Xcel Energy, Inc.	14,781	1,006,586
		22,839,215
Electrical Equipment–0.93%
Acuity, Inc.	2,185	651,873
Allient, Inc.	980	35,584
†American Superconductor Corp.	1,761	64,611
AMETEK, Inc.	8,278	1,497,987
Atkore, Inc.	2,450	172,847
Eaton Corp. PLC	7,220	2,577,468
Emerson Electric Co.	10,417	1,388,899
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
EnerSys	3,479	$298,394
†Fluence Energy, Inc.	1,145	7,683
†FuelCell Energy, Inc.	834	4,679
GE Vernova, Inc.	4,627	2,448,377
†Generac Holdings, Inc.	1,996	285,847
Hubbell, Inc.	2,749	1,122,719
LSI Industries, Inc.	2,323	39,514
†NEXTracker, Inc. Class A	1,399	76,064
nVent Electric PLC	8,024	587,758
†Plug Power, Inc.	4,000	5,960
Powell Industries, Inc.	1,172	246,647
Preformed Line Products Co.	206	32,921
Regal Rexnord Corp.	3,774	547,079
Rockwell Automation, Inc.	4,255	1,413,383
Sensata Technologies Holding PLC	11,474	345,482
†Shoals Technologies Group, Inc. Class A	3,212	13,651
†Sunrun, Inc.	12,414	101,547
†Thermon Group Holdings, Inc.	2,031	57,030
Vertiv Holdings Co. Class A	11,058	1,419,958
†Vicor Corp.	1,501	68,085
		15,512,047
Electronic Equipment, Instruments & Components–1.46%
Advanced Energy Industries, Inc.	2,750	364,375
Amphenol Corp. Class A	29,700	2,932,875
†Arrow Electronics, Inc.	4,495	572,798
Avnet, Inc.	8,564	454,577
Badger Meter, Inc.	1,825	447,034
Bel Fuse, Inc. Class B	1,087	106,189
Belden, Inc.	3,181	368,360
Benchmark Electronics, Inc.	4,152	161,222
CDW Corp.	4,620	825,086
Cognex Corp.	7,440	235,997
†Coherent Corp.	7,701	687,006
Corning, Inc.	35,644	1,874,518
Crane NXT Co.	3,815	205,628
CTS Corp.	2,424	103,287
†Daktronics, Inc.	5,746	86,880
†ePlus, Inc.	2,428	175,059
†Fabrinet	2,860	842,785
†FARO Technologies, Inc.	1,676	73,610
†Flex Ltd.	28,745	1,434,950
†Insight Enterprises, Inc.	2,266	312,901
†IPG Photonics Corp.	3,160	216,934
†Itron, Inc.	2,913	383,438
Jabil, Inc.	8,601	1,875,878
†Keysight Technologies, Inc.	6,369	1,043,624
†Kimball Electronics, Inc.	343	6,596
†Knowles Corp.	9,789	172,482
Littelfuse, Inc.	2,042	462,983
Methode Electronics, Inc.	3,476	33,057
LVIP Dimensional U.S. Core Equity 1 Fund-9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Mirion Technologies, Inc.	5,893	$126,876
Napco Security Technologies, Inc.	1,900	56,411
†nLight, Inc.	2,861	56,304
†Novanta, Inc.	2,315	298,473
†OSI Systems, Inc.	1,390	312,555
†PAR Technology Corp.	1,800	124,866
PC Connection, Inc.	2,979	195,959
†Plexus Corp.	1,891	255,871
†Ralliant Corp.	4,364	211,627
Richardson Electronics Ltd.	2,073	20,004
†Rogers Corp.	1,412	96,694
†Sanmina Corp.	5,268	515,368
†ScanSource, Inc.	2,396	100,177
†SmartRent, Inc.	9,964	9,864
TD SYNNEX Corp.	6,092	826,684
TE Connectivity PLC	8,674	1,463,044
†Teledyne Technologies, Inc.	1,799	921,646
†Trimble, Inc.	9,996	759,496
†TTM Technologies, Inc.	10,770	439,631
Vishay Intertechnology, Inc.	7,940	126,087
†Vishay Precision Group, Inc.	858	24,110
Vontier Corp.	10,620	391,878
†Zebra Technologies Corp. Class A	1,852	571,083
		24,364,837
Energy Equipment & Services–0.46%
Archrock, Inc.	13,582	337,241
Baker Hughes Co.	31,272	1,198,968
†Bristow Group, Inc.	670	22,090
Cactus, Inc. Class A	3,339	145,981
ChampionX Corp.	17,282	429,285
Core Laboratories, Inc.	3,764	43,361
†DMC Global, Inc.	1,792	14,444
†Expro Group Holdings NV	4,117	35,365
†Forum Energy Technologies, Inc.	581	11,312
Halliburton Co.	41,586	847,523
†Helix Energy Solutions Group, Inc.	13,767	85,906
Helmerich & Payne, Inc.	7,597	115,170
†Innovex International, Inc.	4,298	67,135
Liberty Energy, Inc.	13,753	157,884
†Mammoth Energy Services, Inc.	3,494	9,783
†Nabors Industries Ltd.	845	23,677
Noble Corp. PLC	7,063	187,523
NOV, Inc.	21,887	272,055
†Oceaneering International, Inc.	10,362	214,701
†Oil States International, Inc.	6,670	35,751
Patterson-UTI Energy, Inc.	2,932	17,387
†ProPetro Holding Corp.	7,913	47,241
RPC, Inc.	14,752	69,777
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Schlumberger NV	50,995	$1,723,631
†SEACOR Marine Holdings, Inc.	2,951	15,050
†Seadrill Ltd.	1,119	29,374
Select Water Solutions, Inc.	10,426	90,081
Solaris Energy Infrastructure, Inc. Class A	2,482	70,216
TechnipFMC PLC	24,993	860,759
†TETRA Technologies, Inc.	6,536	21,961
†Tidewater, Inc.	1,101	50,789
†Transocean Ltd.	38,916	100,792
†Valaris Ltd.	2,689	113,234
Weatherford International PLC	5,032	253,160
		7,718,607
Entertainment–1.44%
†Atlanta Braves Holdings, Inc. Class A	2,109	100,087
Cinemark Holdings, Inc.	8,070	243,553
Electronic Arts, Inc.	6,314	1,008,346
†Eventbrite, Inc. Class A	6,000	15,780
†IMAX Corp.	4,896	136,892
†Liberty Media Corp.-Liberty Formula One Class A	8,951	927,442
†Liberty Media Corp.-Liberty Live Class A	5,359	432,310
†Lionsgate Studios Corp.	18,814	109,309
†Live Nation Entertainment, Inc.	7,827	1,184,068
†Madison Square Garden Entertainment Corp.	2,599	103,882
†Madison Square Garden Sports Corp.	382	79,819
Marcus Corp.	2,728	45,994
†Netflix, Inc.	7,867	10,534,936
†Reading International, Inc. Class A	489	655
†ROBLOX Corp. Class A	5,329	560,611
†Roku, Inc.	3,130	275,096
†Sphere Entertainment Co.	3,215	134,387
†Spotify Technology SA	1,414	1,085,019
†Starz Entertainment Corp.	1,254	20,152
†Take-Two Interactive Software, Inc.	4,088	992,771
TKO Group Holdings, Inc.	2,424	441,047
Walt Disney Co.	36,996	4,587,874
†Warner Bros Discovery, Inc.	88,464	1,013,797
Warner Music Group Corp. Class A	2,536	69,081
		24,102,908
Financial Services–3.71%
†Affirm Holdings, Inc.	7,184	496,702
LVIP Dimensional U.S. Core Equity 1 Fund-10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Apollo Global Management, Inc.	6,950	$985,997
†AvidXchange Holdings, Inc.	10,982	107,514
†Berkshire Hathaway, Inc. Class B	37,368	18,152,253
†Block, Inc.	7,175	487,398
†Cantaloupe, Inc.	2,736	30,069
Cass Information Systems, Inc.	1,874	81,425
Corebridge Financial, Inc.	34,913	1,239,412
†Corpay, Inc.	4,205	1,395,303
Enact Holdings, Inc.	1,869	69,433
Equitable Holdings, Inc.	15,703	880,938
Essent Group Ltd.	9,692	588,595
†Euronet Worldwide, Inc.	4,413	447,390
EVERTEC, Inc.	623	22,459
Federal Agricultural Mortgage Corp. Class C	974	189,229
Fidelity National Information Services, Inc.	18,405	1,498,351
†Fiserv, Inc.	12,330	2,125,815
†Flywire Corp.	2,304	26,957
Global Payments, Inc.	8,159	653,046
†International Money Express, Inc.	2,436	24,579
Jack Henry & Associates, Inc.	3,078	554,563
Jackson Financial, Inc. Class A	3,086	274,006
†Marqeta, Inc. Class A	7,290	42,501
Mastercard, Inc. Class A	20,278	11,395,019
Merchants Bancorp	1,218	40,279
MGIC Investment Corp.	23,361	650,370
†Mr. Cooper Group, Inc.	6,569	980,161
†NCR Atleos Corp.	6,538	186,529
†NMI Holdings, Inc. Class A	7,717	325,580
†Onity Group, Inc.	819	31,261
†Paymentus Holdings, Inc. Class A	2,017	66,057
†Payoneer Global, Inc.	9,310	63,774
†PayPal Holdings, Inc.	23,562	1,751,128
†Paysafe Ltd.	3,600	45,432
PennyMac Financial Services, Inc.	1,310	130,528
Radian Group, Inc.	13,737	494,807
†Remitly Global, Inc.	4,416	82,888
†Repay Holdings Corp.	5,100	24,582
Rocket Cos., Inc. Class A	2,409	34,160
†Shift4 Payments, Inc. Class A	1,914	189,697
†Toast, Inc. Class A	7,723	342,052
†Velocity Financial, Inc.	535	9,919
Visa, Inc. Class A	37,774	13,411,659
Voya Financial, Inc.	8,511	604,281
Walker & Dunlop, Inc.	3,389	238,857
Waterstone Financial, Inc.	3,925	54,204
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Western Union Co.	21,608	$181,939
†WEX, Inc.	3,024	444,195
		62,153,293
Food Products–0.80%
Alico, Inc.	234	7,647
Archer-Daniels-Midland Co.	5,579	294,460
B&G Foods, Inc.	5,511	23,311
Bunge Global SA	6,999	561,880
Calavo Growers, Inc.	1,666	44,299
Cal-Maine Foods, Inc.	3,432	341,930
Campbell's Co.	16,121	494,109
Conagra Brands, Inc.	20,072	410,874
†Darling Ingredients, Inc.	8,222	311,943
Dole PLC	4,165	58,268
†Farmer Bros Co.	400	548
Flowers Foods, Inc.	15,586	249,064
Fresh Del Monte Produce, Inc.	5,548	179,866
†Freshpet, Inc.	1,480	100,581
General Mills, Inc.	19,730	1,022,211
†Hain Celestial Group, Inc.	7,400	11,248
Hershey Co.	5,771	957,697
Hormel Foods Corp.	18,651	564,193
Ingredion, Inc.	5,606	760,286
J&J Snack Foods Corp.	1,370	155,372
J.M. Smucker Co.	5,410	531,262
John B Sanfilippo & Son, Inc.	748	47,303
Kraft Heinz Co.	31,697	818,417
Lamb Weston Holdings, Inc.	5,940	307,989
Lancaster Colony Corp.	1,572	271,594
McCormick & Co., Inc.	8,523	646,176
Mondelez International, Inc. Class A	27,705	1,868,425
Pilgrim's Pride Corp.	10,200	458,796
†Post Holdings, Inc.	4,512	491,943
Seaboard Corp.	14	40,057
†Simply Good Foods Co.	7,603	240,179
Tootsie Roll Industries, Inc.	1,638	54,791
†TreeHouse Foods, Inc.	3,727	72,378
Tyson Foods, Inc. Class A	12,030	672,958
Utz Brands, Inc.	3,854	48,368
†Vital Farms, Inc.	3,700	142,524
WK Kellogg Co.	4,522	72,081
		13,335,028
Gas Utilities–0.19%
Atmos Energy Corp.	5,169	796,594
Chesapeake Utilities Corp.	776	93,291
MDU Resources Group, Inc.	18,965	316,146
National Fuel Gas Co.	5,275	446,845
New Jersey Resources Corp.	8,468	379,536
Northwest Natural Holding Co.	2,733	108,555
ONE Gas, Inc.	2,955	212,346
LVIP Dimensional U.S. Core Equity 1 Fund-11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Southwest Gas Holdings, Inc.	3,302	$245,636
Spire, Inc.	3,336	243,495
UGI Corp.	11,119	404,954
		3,247,398
Ground Transportation–1.01%
ArcBest Corp.	1,712	131,841
†Avis Budget Group, Inc.	854	144,369
Covenant Logistics Group, Inc.	2,834	68,328
CSX Corp.	68,716	2,242,203
FTAI Infrastructure, Inc.	4,825	29,770
Heartland Express, Inc.	6,467	55,875
†Hertz Global Holdings, Inc.	17,404	118,869
JB Hunt Transport Services, Inc.	6,558	941,729
Knight-Swift Transportation Holdings, Inc.	10,537	466,052
Landstar System, Inc.	2,233	310,432
†Lyft, Inc. Class A	6,092	96,010
Marten Transport Ltd.	6,469	84,032
Norfolk Southern Corp.	6,204	1,588,038
Old Dominion Freight Line, Inc.	7,164	1,162,717
†PAMT Corp.	1,224	15,753
†RXO, Inc.	9,670	152,013
Ryder System, Inc.	5,398	858,282
†Saia, Inc.	1,186	324,952
Schneider National, Inc. Class B	9,043	218,389
†Uber Technologies, Inc.	19,994	1,865,440
†U-Haul Holding Co.	12,126	669,584
Union Pacific Corp.	17,786	4,092,203
Universal Logistics Holdings, Inc.	2,500	63,450
Werner Enterprises, Inc.	5,226	142,983
†XPO, Inc.	8,315	1,050,101
		16,893,415
Health Care Equipment & Supplies–1.74%
Abbott Laboratories	33,572	4,566,128
†Align Technology, Inc.	2,128	402,894
†AngioDynamics, Inc.	5,678	56,326
†Artivion, Inc.	3,491	108,570
†AtriCure, Inc.	1,380	45,223
†Avanos Medical, Inc.	4,232	51,800
†Axogen, Inc.	3,071	33,320
Baxter International, Inc.	20,388	617,349
Becton Dickinson & Co.	5,658	974,590
†Bioventus, Inc. Class A	3,090	20,456
†Boston Scientific Corp.	19,203	2,062,594
CONMED Corp.	1,948	101,452
†Cooper Cos., Inc.	8,507	605,358
Dentsply Sirona, Inc.	12,665	201,120
†Dexcom, Inc.	4,904	428,070
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Edwards Lifesciences Corp.	13,454	$1,052,237
Embecta Corp.	1,053	10,204
†Enovis Corp.	3,676	115,279
†Envista Holdings Corp.	10,550	206,147
GE HealthCare Technologies, Inc.	16,357	1,211,563
†Globus Medical, Inc. Class A	2,238	132,087
†Haemonetics Corp.	2,876	214,578
†Hologic, Inc.	9,212	600,254
†ICU Medical, Inc.	1,184	156,466
†IDEXX Laboratories, Inc.	2,544	1,364,449
†Inogen, Inc.	1,392	9,786
†Inspire Medical Systems, Inc.	361	46,847
†Insulet Corp.	2,075	651,924
†Integer Holdings Corp.	2,452	301,522
†Integra LifeSciences Holdings Corp.	4,660	57,178
†Intuitive Surgical, Inc.	4,799	2,607,825
iRadimed Corp.	465	27,802
†Lantheus Holdings, Inc.	4,262	348,887
LeMaitre Vascular, Inc.	1,018	84,545
†LENSAR, Inc.	1,658	21,836
†LivaNova PLC	3,345	150,592
†Masimo Corp.	2,348	394,981
Medtronic PLC	25,795	2,248,550
†Merit Medical Systems, Inc.	4,346	406,264
=†OmniAb, Inc. Earnout Shares	435	0
=†OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	65,356
†OraSure Technologies, Inc.	3,636	10,908
†Orthofix Medical, Inc.	3,866	43,106
†OrthoPediatrics Corp.	984	21,136
†Penumbra, Inc.	873	224,038
†QuidelOrtho Corp.	744	21,442
ResMed, Inc.	4,703	1,213,374
†RxSight, Inc.	1,447	18,811
†SI-BONE, Inc.	2,500	47,050
†Solventum Corp.	2,726	206,740
†STAAR Surgical Co.	700	11,746
STERIS PLC	3,660	879,205
Stryker Corp.	6,250	2,472,687
†Surmodics, Inc.	1,196	35,533
†Tactile Systems Technology, Inc.	3,443	34,912
Teleflex, Inc.	1,857	219,795
†UFP Technologies, Inc.	348	84,968
Utah Medical Products, Inc.	166	9,449
†Varex Imaging Corp.	3,549	30,770
Zimmer Biomet Holdings, Inc.	8,329	759,688
†Zimvie, Inc.	832	7,779
		29,115,546
LVIP Dimensional U.S. Core Equity 1 Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.07%
†Acadia Healthcare Co., Inc.	5,457	$123,819
†AdaptHealth Corp.	6,653	62,738
†Addus HomeCare Corp.	1,490	171,633
†agilon health, Inc.	10,936	25,153
†Amedisys, Inc.	2,782	273,721
†AMN Healthcare Services, Inc.	3,474	71,808
†Astrana Health, Inc.	2,925	72,774
†Brookdale Senior Living, Inc.	25,409	176,847
Cardinal Health, Inc.	7,851	1,318,968
†Castle Biosciences, Inc.	1,800	36,756
Cencora, Inc.	5,691	1,706,446
†Centene Corp.	17,165	931,716
Chemed Corp.	941	458,201
Cigna Group	9,067	2,997,369
†Community Health Systems, Inc.	14,031	47,705
Concentra Group Holdings Parent, Inc.	10,679	219,667
†CorVel Corp.	3,899	400,739
†Cross Country Healthcare, Inc.	2,295	29,950
CVS Health Corp.	28,367	1,956,756
†DaVita, Inc.	3,967	565,099
Elevance Health, Inc.	5,599	2,177,787
Encompass Health Corp.	10,482	1,285,408
†Enhabit, Inc.	5,241	50,523
Ensign Group, Inc.	4,490	692,627
†Fulgent Genetics, Inc.	3,138	62,384
HCA Healthcare, Inc.	4,402	1,686,406
†HealthEquity, Inc.	2,091	219,053
†Henry Schein, Inc.	6,745	492,722
Humana, Inc.	3,124	763,756
Labcorp Holdings, Inc.	3,473	911,697
McKesson Corp.	2,950	2,161,701
†ModivCare, Inc.	1,930	6,022
†Molina Healthcare, Inc.	2,528	753,091
National HealthCare Corp.	1,558	166,722
National Research Corp.	414	6,955
†NeoGenomics, Inc.	6,172	45,117
†OPKO Health, Inc.	26,983	35,618
†Option Care Health, Inc.	8,414	273,287
†Owens & Minor, Inc.	7,025	63,928
†Pediatrix Medical Group, Inc.	8,411	120,698
†Pennant Group, Inc.	2,839	84,744
Premier, Inc. Class A	6,981	153,093
†Privia Health Group, Inc.	4,493	103,339
†Progyny, Inc.	1,799	39,578
Quest Diagnostics, Inc.	4,790	860,428
†RadNet, Inc.	2,573	146,429
Select Medical Holdings Corp.	11,878	180,308
†Surgery Partners, Inc.	2,745	61,021
†Tenet Healthcare Corp.	9,313	1,639,088
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
U.S. Physical Therapy, Inc.	1,000	$78,200
UnitedHealth Group, Inc.	21,895	6,830,583
Universal Health Services, Inc. Class B	4,896	886,910
		34,687,088
Health Care Technology–0.09%
†American Well Corp. Class A	668	5,938
†Certara, Inc.	5,749	67,263
†Definitive Healthcare Corp.	5,123	19,980
†Doximity, Inc. Class A	3,034	186,106
†Evolent Health, Inc. Class A	7,583	85,385
†GoodRx Holdings, Inc. Class A	3,965	19,746
HealthStream, Inc.	2,606	72,108
†Phreesia, Inc.	2,143	60,990
†Schrodinger, Inc.	1,980	39,838
Simulations Plus, Inc.	1,079	18,828
†Teladoc Health, Inc.	5,765	50,213
†TruBridge, Inc.	971	22,741
†Veeva Systems, Inc. Class A	2,983	859,044
		1,508,180
Hotels, Restaurants & Leisure–2.17%
†Airbnb, Inc. Class A	6,484	858,093
Aramark	18,038	755,251
†Biglari Holdings, Inc. Class B	1	292
†BJ's Restaurants, Inc.	1,988	88,665
Bloomin' Brands, Inc.	5,220	44,944
Booking Holdings, Inc.	684	3,959,840
Boyd Gaming Corp.	3,668	286,948
†Brinker International, Inc.	3,450	622,139
†Caesars Entertainment, Inc.	9,211	261,500
†Carnival Corp.	35,854	1,008,214
†Cava Group, Inc.	1,819	153,214
Cheesecake Factory, Inc.	3,055	191,426
†Chipotle Mexican Grill, Inc.	34,100	1,914,715
Choice Hotels International, Inc.	3,240	411,091
Churchill Downs, Inc.	3,270	330,270
Cracker Barrel Old Country Store, Inc.	1,445	88,261
Darden Restaurants, Inc.	4,743	1,033,832
†Dave & Buster's Entertainment, Inc.	2,917	87,743
†Denny's Corp.	3,860	15,826
Dine Brands Global, Inc.	793	19,294
Domino's Pizza, Inc.	1,117	503,320
†DoorDash, Inc. Class A	4,546	1,120,634
†DraftKings, Inc. Class A	9,094	390,042
†Dutch Bros, Inc. Class A	1,237	84,574
†El Pollo Loco Holdings, Inc.	3,990	43,930
Expedia Group, Inc.	4,278	721,613
†First Watch Restaurant Group, Inc.	5,102	81,836
LVIP Dimensional U.S. Core Equity 1 Fund-13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Flutter Entertainment PLC	1,476	$421,782
Golden Entertainment, Inc.	2,073	61,008
†Hilton Grand Vacations, Inc.	2,114	87,794
Hilton Worldwide Holdings, Inc.	5,784	1,540,511
Hyatt Hotels Corp. Class A	2,033	283,908
Krispy Kreme, Inc.	3,368	9,801
Las Vegas Sands Corp.	19,276	838,699
†Life Time Group Holdings, Inc.	6,305	191,231
†Light & Wonder, Inc.	5,966	574,287
Marriott International, Inc. Class A	5,486	1,498,830
Marriott Vacations Worldwide Corp.	2,792	201,890
McDonald's Corp.	15,548	4,542,659
†MGM Resorts International	11,398	391,977
†Norwegian Cruise Line Holdings Ltd.	10,601	214,988
Papa John's International, Inc.	1,657	81,094
†Penn Entertainment, Inc.	9,276	165,762
†Planet Fitness, Inc. Class A	5,682	619,622
†Pursuit Attractions & Hospitality, Inc.	2,398	69,134
Red Rock Resorts, Inc. Class A	2,566	133,509
Royal Caribbean Cruises Ltd.	8,597	2,692,065
†Sabre Corp.	19,559	61,806
†Shake Shack, Inc. Class A	1,397	196,418
Starbucks Corp.	25,650	2,350,310
†Sweetgreen, Inc. Class A	4,300	63,984
Texas Roadhouse, Inc.	5,372	1,006,767
Travel & Leisure Co.	3,900	201,279
†United Parks & Resorts, Inc.	3,939	185,724
Vail Resorts, Inc.	1,925	302,475
Wendy's Co.	12,897	147,284
Wingstop, Inc.	415	139,747
Wyndham Hotels & Resorts, Inc.	4,719	383,230
Wynn Resorts Ltd.	3,118	292,063
Yum! Brands, Inc.	8,774	1,300,131
		36,329,276
Household Durables–0.88%
†Beazer Homes USA, Inc.	1,618	36,195
†Cavco Industries, Inc.	615	267,174
Century Communities, Inc.	2,249	126,664
†Champion Homes, Inc.	3,677	230,217
Dr. Horton, Inc.	11,635	1,499,984
†Dream Finders Homes, Inc. Class A	3,347	84,110
Ethan Allen Interiors, Inc.	2,976	82,882
Flexsteel Industries, Inc.	262	9,440
Garmin Ltd.	6,913	1,442,881
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†GoPro, Inc. Class A	2,300	$1,742
†Green Brick Partners, Inc.	1,200	75,456
Hamilton Beach Brands Holding Co. Class A	400	7,156
†Helen of Troy Ltd.	1,542	43,762
Hooker Furnishings Corp.	1,803	19,076
†Hovnanian Enterprises, Inc. Class A	484	50,602
Installed Building Products, Inc.	2,039	367,672
KB Home	6,576	348,331
La-Z-Boy, Inc.	4,018	149,349
Leggett & Platt, Inc.	9,984	89,057
Lennar Corp. Class A	9,126	1,006,677
†LGI Homes, Inc.	1,623	83,617
†Lovesac Co.	1,377	25,061
†M/I Homes, Inc.	2,794	313,263
Meritage Homes Corp.	6,348	425,126
†Mohawk Industries, Inc.	2,934	307,601
Newell Brands, Inc.	34,587	186,770
†NVR, Inc.	224	1,654,388
PulteGroup, Inc.	14,062	1,482,978
†Purple Innovation, Inc.	2,397	1,748
†SharkNinja, Inc.	6,137	607,502
Somnigroup International, Inc.	9,791	666,278
†Sonos, Inc.	2,851	30,819
†Taylor Morrison Home Corp.	10,234	628,572
Toll Brothers, Inc.	8,160	931,301
†TopBuild Corp.	2,358	763,379
†Tri Pointe Homes, Inc.	8,913	284,770
†Universal Electronics, Inc.	1,276	8,447
Whirlpool Corp.	4,124	418,256
		14,758,303
Household Products–0.79%
†Central Garden & Pet Co.	5,787	181,998
Church & Dwight Co., Inc.	7,415	712,656
Clorox Co.	4,176	501,412
Colgate-Palmolive Co.	18,519	1,683,377
Energizer Holdings, Inc.	5,132	103,461
Kimberly-Clark Corp.	9,668	1,246,399
Procter & Gamble Co.	53,278	8,488,251
Reynolds Consumer Products, Inc.	1,713	36,692
Spectrum Brands Holdings, Inc.	2,189	116,017
WD-40 Co.	802	182,928
		13,253,191
Independent Power and Renewable Electricity Producers–0.24%
AES Corp.	23,697	249,293
Brookfield Renewable Corp.	4,554	149,280
Clearway Energy, Inc. Class A	7,924	249,028
†Montauk Renewables, Inc.	4,020	8,924
LVIP Dimensional U.S. Core Equity 1 Fund-14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.	5,007	$419,386
Vistra Corp.	15,292	2,963,743
		4,039,654
Industrial Conglomerates–0.33%
3M Co.	10,907	1,660,482
Honeywell International, Inc.	16,626	3,871,863
		5,532,345
Insurance–3.22%
Aflac, Inc.	16,168	1,705,077
Allstate Corp.	9,725	1,957,740
†Ambac Financial Group, Inc.	3,737	26,533
American Coastal Insurance Corp. Class C	1,612	17,925
American Financial Group, Inc.	6,291	793,987
American International Group, Inc.	26,383	2,258,121
AMERISAFE, Inc.	1,652	72,242
Aon PLC Class A	4,664	1,663,929
Arch Capital Group Ltd.	16,970	1,545,118
Arthur J Gallagher & Co.	3,988	1,276,639
Assurant, Inc.	4,180	825,508
Assured Guaranty Ltd.	5,006	436,023
Axis Capital Holdings Ltd.	6,050	628,111
†Baldwin Insurance Group, Inc.	1,800	77,058
†Brighthouse Financial, Inc.	5,618	302,080
Brown & Brown, Inc.	11,834	1,312,036
Chubb Ltd.	9,621	2,787,396
Cincinnati Financial Corp.	6,563	977,362
CNO Financial Group, Inc.	2,788	107,561
Crawford & Co. Class A	2,669	28,097
Donegal Group, Inc. Class A	1,349	27,014
†eHealth, Inc.	2,423	10,540
Employers Holdings, Inc.	2,884	136,067
†Enstar Group Ltd.	1,331	447,695
Erie Indemnity Co. Class A	918	318,353
Everest Group Ltd.	2,122	721,162
F&G Annuities & Life, Inc.	1,879	60,090
Fidelity National Financial, Inc.	15,187	851,383
First American Financial Corp.	8,033	493,146
†Genworth Financial, Inc. Class A	43,794	340,717
Globe Life, Inc.	6,092	757,175
Goosehead Insurance, Inc. Class A	1,176	124,080
†Greenlight Capital Re Ltd. Class A	4,459	64,076
Hanover Insurance Group, Inc.	3,084	523,879
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Insurance Group, Inc.	17,899	$2,270,846
HCI Group, Inc.	1,347	205,013
†Heritage Insurance Holdings, Inc.	3,747	93,450
Horace Mann Educators Corp.	4,684	201,271
James River Group Holdings Ltd.	3,086	18,084
Kemper Corp.	5,413	349,355
†Kestrel Group Ltd.	606	16,071
Kinsale Capital Group, Inc.	1,057	511,482
Loews Corp.	9,224	845,472
†Markel Group, Inc.	576	1,150,479
Marsh & McLennan Cos., Inc.	12,506	2,734,312
Mercury General Corp.	5,667	381,616
MetLife, Inc.	27,164	2,184,529
†NI Holdings, Inc.	900	11,466
Old Republic International Corp.	18,896	726,362
†Oscar Health, Inc. Class A	8,880	190,387
†Palomar Holdings, Inc.	897	138,362
Primerica, Inc.	4,113	1,125,605
Principal Financial Group, Inc.	9,689	769,597
†ProAssurance Corp.	5,554	126,798
Progressive Corp.	12,097	3,228,205
Prudential Financial, Inc.	14,668	1,575,930
Reinsurance Group of America, Inc.	4,574	907,299
RenaissanceRe Holdings Ltd.	3,891	945,124
RLI Corp.	6,194	447,331
Safety Insurance Group, Inc.	1,663	132,026
Selective Insurance Group, Inc.	4,229	366,443
†SiriusPoint Ltd.	11,895	242,539
†Skyward Specialty Insurance Group, Inc.	1,400	80,906
Stewart Information Services Corp.	3,080	200,508
Tiptree, Inc.	2,925	68,972
Travelers Cos., Inc.	14,707	3,934,711
†Trupanion, Inc.	1,512	83,689
United Fire Group, Inc.	2,797	80,274
Universal Insurance Holdings, Inc.	3,674	101,880
Unum Group	9,122	736,693
W.R. Berkley Corp.	15,772	1,158,769
White Mountains Insurance Group Ltd.	247	443,543
Willis Towers Watson PLC	4,673	1,432,274
		53,891,593
Interactive Media & Services–5.16%
Alphabet, Inc. Class A	251,951	44,530,222
LVIP Dimensional U.S. Core Equity 1 Fund-15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Angi, Inc.	210	$3,205
†Bumble, Inc. Class A	8,172	53,853
†Cargurus, Inc.	5,990	200,485
†Cars.com, Inc.	5,183	61,419
†DHI Group, Inc.	5,517	16,385
Match Group, Inc.	9,882	305,255
Meta Platforms, Inc. Class A	54,080	39,915,907
†Pinterest, Inc. Class A	12,758	457,502
†QuinStreet, Inc.	3,909	62,935
Shutterstock, Inc.	1,235	23,416
†Snap, Inc. Class A	32,817	285,180
†TripAdvisor, Inc.	8,010	104,530
†TrueCar, Inc.	10,819	20,556
†Vimeo, Inc.	12,832	51,841
†Yelp, Inc.	3,995	136,909
†Zedge, Inc. Class B	1,132	4,539
†Ziff Davis, Inc.	2,809	85,028
†ZoomInfo Technologies, Inc.	7,631	77,226
		86,396,393
IT Services–1.19%
Accenture PLC Class A	14,205	4,245,732
†Akamai Technologies, Inc.	7,037	561,271
Amdocs Ltd.	5,634	514,046
†ASGN, Inc.	3,270	163,271
†Cloudflare, Inc. Class A	1,236	242,046
Cognizant Technology Solutions Corp. Class A	17,896	1,396,425
†DigitalOcean Holdings, Inc.	1,591	45,439
†DXC Technology Co.	16,203	247,744
†EPAM Systems, Inc.	1,459	257,980
†Fastly, Inc. Class A	7,448	52,583
†Gartner, Inc.	2,793	1,128,987
†Globant SA	1,717	155,972
†GoDaddy, Inc. Class A	3,510	632,011
†Grid Dynamics Holdings, Inc.	2,476	28,598
Hackett Group, Inc.	2,613	66,422
International Business Machines Corp.	21,607	6,369,312
†Kyndryl Holdings, Inc.	13,287	557,523
†MongoDB, Inc.	1,322	277,607
†Okta, Inc.	5,700	569,829
†Snowflake, Inc. Class A	2,665	596,347
†Twilio, Inc. Class A	6,890	856,840
†Unisys Corp.	5,740	26,002
VeriSign, Inc.	3,004	867,555
		19,859,542
Leisure Products–0.14%
Acushnet Holdings Corp.	5,705	415,438
†American Outdoor Brands, Inc.	2,016	21,067
Brunswick Corp.	5,777	319,122
†Funko, Inc. Class A	2,122	10,101
Hasbro, Inc.	7,816	576,977
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Johnson Outdoors, Inc. Class A	842	$25,487
†Malibu Boats, Inc. Class A	1,279	40,084
†MasterCraft Boat Holdings, Inc.	814	15,124
†Mattel, Inc.	23,363	460,718
Polaris, Inc.	4,182	169,998
Smith & Wesson Brands, Inc.	4,862	42,202
†Topgolf Callaway Brands Corp.	12,392	99,756
†YETI Holdings, Inc.	3,031	95,537
		2,291,611
Life Sciences Tools & Services–0.74%
†10X Genomics, Inc. Class A	1,701	19,698
†Adaptive Biotechnologies Corp.	4,935	57,493
Agilent Technologies, Inc.	6,499	766,947
†Avantor, Inc.	27,637	371,994
†Azenta, Inc.	1,860	57,251
†BioLife Solutions, Inc.	2,557	55,078
†Bio-Rad Laboratories, Inc. Class A	1,192	287,653
Bio-Techne Corp.	6,154	316,623
Bruker Corp.	7,953	327,664
†Charles River Laboratories International, Inc.	2,668	404,816
†CryoPort, Inc.	1,498	11,175
†Cytek Biosciences, Inc.	6,300	21,420
Danaher Corp.	10,263	2,027,353
†Fortrea Holdings, Inc.	4,241	20,951
†ICON PLC	2,364	343,844
†Illumina, Inc.	2,544	242,723
†IQVIA Holdings, Inc.	7,712	1,215,334
†Maravai LifeSciences Holdings, Inc. Class A	3,739	9,011
†Medpace Holdings, Inc.	1,490	467,651
Mesa Laboratories, Inc.	369	34,767
†Mettler-Toledo International, Inc.	615	722,453
†OmniAb, Inc.	5,630	9,796
†Pacific Biosciences of California, Inc.	7,862	9,749
†Quanterix Corp.	2,102	13,978
†Repligen Corp.	1,977	245,899
Revvity, Inc.	4,782	462,515
†Seer, Inc.	3,658	7,828
†Sotera Health Co.	13,181	146,573
Thermo Fisher Scientific, Inc.	6,122	2,482,226
†Waters Corp.	2,432	848,865
West Pharmaceutical Services, Inc.	2,013	440,444
		12,449,772
LVIP Dimensional U.S. Core Equity 1 Fund-16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–2.59%
†3D Systems Corp.	12,600	$19,404
AGCO Corp.	6,409	661,152
Alamo Group, Inc.	962	210,082
Albany International Corp. Class A	1,955	137,104
Allison Transmission Holdings, Inc.	10,027	952,465
Astec Industries, Inc.	2,143	89,342
Atmus Filtration Technologies, Inc.	2,033	74,042
†Blue Bird Corp.	1,534	66,207
Caterpillar, Inc.	12,216	4,742,373
†Chart Industries, Inc.	1,760	289,784
CNH Industrial NV	57,223	741,610
Columbus McKinnon Corp.	2,439	37,244
†Commercial Vehicle Group, Inc.	1,272	2,112
Crane Co.	4,254	807,792
Cummins, Inc.	5,635	1,845,462
Deere & Co.	6,968	3,543,158
Donaldson Co., Inc.	11,081	768,467
Douglas Dynamics, Inc.	2,749	81,013
Dover Corp.	5,695	1,043,495
†Energy Recovery, Inc.	4,106	52,475
Enerpac Tool Group Corp.	4,839	196,270
Enpro, Inc.	1,615	309,353
Esab Corp.	3,676	443,142
ESCO Technologies, Inc.	2,036	390,647
Federal Signal Corp.	4,850	516,137
Flowserve Corp.	9,087	475,704
Fortive Corp.	13,093	682,538
Franklin Electric Co., Inc.	3,733	334,999
†Gates Industrial Corp. PLC	6,364	146,563
Gorman-Rupp Co.	2,694	98,924
Graco, Inc.	5,884	505,847
Greenbrier Cos., Inc.	3,320	152,886
Helios Technologies, Inc.	2,983	99,543
Hillenbrand, Inc.	5,105	102,457
†Hillman Solutions Corp.	11,424	81,567
Hyster-Yale, Inc.	1,765	70,212
IDEX Corp.	2,515	441,559
Illinois Tool Works, Inc.	9,327	2,306,101
Ingersoll Rand, Inc.	13,102	1,089,824
ITT, Inc.	6,197	971,876
JBT Marel Corp.	306	36,800
Kadant, Inc.	857	272,055
Kennametal, Inc.	7,427	170,524
†L.B. Foster Co. Class A	1,339	29,284
Lincoln Electric Holdings, Inc.	4,061	841,927
Lindsay Corp.	922	132,999
Luxfer Holdings PLC	1,823	22,204
†Manitowoc Co., Inc.	3,536	42,503
†Middleby Corp.	4,387	631,728
Miller Industries, Inc.	382	16,984
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Mueller Industries, Inc.	8,709	$692,104
Mueller Water Products, Inc. Class A	13,201	317,352
†NN, Inc.	2,981	6,260
Nordson Corp.	1,898	406,874
Omega Flex, Inc.	333	10,783
Oshkosh Corp.	4,650	527,961
Otis Worldwide Corp.	12,746	1,262,109
PACCAR, Inc.	17,950	1,706,327
Parker-Hannifin Corp.	2,453	1,713,347
Park-Ohio Holdings Corp.	1,206	21,539
Pentair PLC	12,315	1,264,258
†Proto Labs, Inc.	1,861	74,514
†RBC Bearings, Inc.	1,225	471,380
REV Group, Inc.	4,450	211,776
Shyft Group, Inc.	3,500	43,890
Snap-on, Inc.	2,574	800,977
†SPX Technologies, Inc.	3,638	610,020
Standex International Corp.	784	122,680
Stanley Black & Decker, Inc.	6,307	427,299
†Stratasys Ltd.	4,881	55,985
†Symbotic, Inc.	1,331	51,709
Tennant Co.	1,295	100,337
Terex Corp.	4,389	204,922
Timken Co.	6,299	456,992
†Titan International, Inc.	4,215	43,288
Toro Co.	6,600	466,488
Trinity Industries, Inc.	8,244	222,670
Wabash National Corp.	3,716	39,501
Watts Water Technologies, Inc. Class A	1,865	458,585
Westinghouse Air Brake Technologies Corp.	6,996	1,464,613
Worthington Enterprises, Inc.	2,467	157,000
Xylem, Inc.	8,433	1,090,893
		43,282,373
Marine Transportation–0.07%
†Costamare Bulkers Holdings Ltd.	2,080	18,033
Costamare, Inc.	10,400	94,744
Genco Shipping & Trading Ltd.	1,685	22,023
†Kirby Corp.	5,207	590,526
Matson, Inc.	3,302	367,678
		1,093,004
Media–1.08%
†Advantage Solutions, Inc.	1,590	2,099
†Altice USA, Inc. Class A	14,605	31,255
†AMC Networks, Inc. Class A	4,165	26,115
†Boston Omaha Corp. Class A	1,169	16,413
Cable One, Inc.	488	66,275
LVIP Dimensional U.S. Core Equity 1 Fund-17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Charter Communications, Inc. Class A	6,915	$2,826,921
Comcast Corp. Class A	191,260	6,826,069
†DoubleVerify Holdings, Inc.	4,073	60,973
Entravision Communications Corp. Class A	11,605	26,924
†EW Scripps Co. Class A	6,953	20,442
Fox Corp. Class A	20,661	1,112,724
†Gannett Co., Inc.	16,421	58,787
Gray Media, Inc.	7,432	33,667
†Integral Ad Science Holding Corp.	5,146	42,763
Interpublic Group of Cos., Inc.	32,184	787,864
John Wiley & Sons, Inc. Class A	3,746	167,184
†Liberty Broadband Corp. Class A	6,444	633,276
†Magnite, Inc.	6,973	168,189
New York Times Co. Class A	12,678	709,714
News Corp. Class A	27,741	866,585
Nexstar Media Group, Inc.	4,120	712,554
Omnicom Group, Inc.	14,327	1,030,684
Paramount Global Class A	31,115	403,172
†PubMatic, Inc. Class A	2,989	37,183
Scholastic Corp.	3,623	76,011
Sinclair, Inc.	2,784	38,475
Sirius XM Holdings, Inc.	20,823	478,304
†Stagwell, Inc.	6,093	27,418
†TechTarget, Inc.	700	5,439
TEGNA, Inc.	16,679	279,540
†Thryv Holdings, Inc.	3,667	44,591
†Trade Desk, Inc. Class A	6,213	447,274
†WideOpenWest, Inc.	3,108	12,618
		18,077,502
Metals & Mining–0.75%
Alcoa Corp.	15,794	466,081
†Alpha Metallurgical Resources, Inc.	758	85,260
Carpenter Technology Corp.	4,365	1,206,399
†Century Aluminum Co.	8,410	151,548
†Cleveland-Cliffs, Inc.	34,479	262,040
†Coeur Mining, Inc.	23,894	211,701
Commercial Metals Co.	9,686	473,742
†Compass Minerals International, Inc.	3,859	77,527
Ferroglobe PLC	12,975	47,618
Freeport-McMoRan, Inc.	53,826	2,333,357
Hecla Mining Co.	58,317	349,319
Kaiser Aluminum Corp.	1,676	133,912
Materion Corp.	1,703	135,167
†Metallus, Inc.	3,572	55,044
†MP Materials Corp.	4,592	152,776
Newmont Corp.	27,062	1,576,632
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Nexa Resources SA	1,997	$9,905
Nucor Corp.	9,524	1,233,739
Olympic Steel, Inc.	684	22,292
Radius Recycling, Inc.	2,756	81,826
Ramaco Resources, Inc. Class A	5,805	70,648
Reliance, Inc.	2,955	927,574
Royal Gold, Inc.	4,771	848,475
Ryerson Holding Corp.	2,251	48,554
Southern Copper Corp.	2,902	293,595
Steel Dynamics, Inc.	6,854	877,381
SunCoke Energy, Inc.	9,367	80,463
†Tredegar Corp.	3,092	27,210
Warrior Met Coal, Inc.	3,272	149,956
Worthington Steel, Inc.	3,912	116,695
		12,506,436
Multi-Utilities–0.60%
Ameren Corp.	8,666	832,283
Avista Corp.	5,502	208,801
Black Hills Corp.	4,628	259,631
CenterPoint Energy, Inc.	21,200	778,888
CMS Energy Corp.	10,091	699,105
Consolidated Edison, Inc.	10,269	1,030,494
Dominion Energy, Inc.	21,497	1,215,010
DTE Energy Co.	6,090	806,681
NiSource, Inc.	15,584	628,659
Northwestern Energy Group, Inc.	3,593	184,321
Public Service Enterprise Group, Inc.	15,647	1,317,164
Sempra	13,832	1,048,051
Unitil Corp.	1,492	77,808
WEC Energy Group, Inc.	9,957	1,037,519
		10,124,415
Oil, Gas & Consumable Fuels–3.87%
Antero Midstream Corp.	23,697	449,058
†Antero Resources Corp.	18,631	750,457
APA Corp.	18,840	344,584
Ardmore Shipping Corp.	4,417	42,403
Berry Corp.	5,961	16,512
California Resources Corp.	3,924	179,209
†Centrus Energy Corp. Class A	1,440	263,779
Cheniere Energy, Inc.	8,491	2,067,728
Chevron Corp.	47,544	6,807,825
Chord Energy Corp.	1,073	103,920
†Clean Energy Fuels Corp.	17,888	34,882
†CNX Resources Corp.	14,273	480,715
†Comstock Resources, Inc.	15,974	442,001
ConocoPhillips	57,249	5,137,525
Core Natural Resources, Inc.	5,241	365,507
Coterra Energy, Inc.	37,123	942,182
Crescent Energy Co. Class A	3,663	31,502
CVR Energy, Inc.	7,250	194,663
LVIP Dimensional U.S. Core Equity 1 Fund-18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Delek U.S. Holdings, Inc.	6,287	$133,159
Devon Energy Corp.	39,817	1,266,579
DHT Holdings, Inc.	14,019	151,545
Diamondback Energy, Inc.	10,852	1,491,065
Dorian LPG Ltd.	3,440	83,867
DT Midstream, Inc.	4,017	441,508
EOG Resources, Inc.	23,416	2,800,788
EQT Corp.	23,838	1,390,232
Evolution Petroleum Corp.	4,707	22,123
Excelerate Energy, Inc. Class A	2,242	65,735
Expand Energy Corp.	13,032	1,523,962
Exxon Mobil Corp.	127,414	13,735,229
FutureFuel Corp.	4,566	17,716
†Green Plains, Inc.	4,898	29,535
†Gulfport Energy Corp.	612	123,116
†Hallador Energy Co.	3,076	48,693
Hess Corp.	15,464	2,142,383
HF Sinclair Corp.	12,509	513,870
International Seaways, Inc.	3,390	123,667
Kinder Morgan, Inc.	50,335	1,479,849
Kinetik Holdings, Inc.	3,212	141,489
†Kosmos Energy Ltd.	44,165	75,964
Magnolia Oil & Gas Corp. Class A	17,053	383,351
Marathon Petroleum Corp.	15,557	2,584,173
Matador Resources Co.	10,474	499,819
Murphy Oil Corp.	11,026	248,085
NACCO Industries, Inc. Class A	200	8,862
New Fortress Energy, Inc.	7,583	25,176
Nordic American Tankers Ltd.	15,205	39,989
Northern Oil & Gas, Inc.	1,952	55,339
Occidental Petroleum Corp.	38,426	1,614,276
ONEOK, Inc.	18,963	1,547,950
Ovintiv, Inc.	18,110	689,086
†Par Pacific Holdings, Inc.	5,240	139,017
PBF Energy, Inc. Class A	8,551	185,300
Peabody Energy Corp.	7,583	101,764
Permian Resources Corp.	28,668	390,458
Phillips 66	15,181	1,811,093
Range Resources Corp.	18,226	741,251
†REX American Resources Corp.	2,062	100,440
Riley Exploration Permian, Inc.	744	19,515
Scorpio Tankers, Inc.	3,830	149,868
SFL Corp. Ltd.	13,649	113,696
Sitio Royalties Corp. Class A	3,933	72,289
SM Energy Co.	9,682	239,242
†Talos Energy, Inc.	7,201	61,065
Targa Resources Corp.	9,218	1,604,669
Teekay Corp. Ltd.	9,924	81,873
Teekay Tankers Ltd. Class A	2,096	87,445
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.	740	$781,729
†Uranium Energy Corp.	13,992	95,146
VAALCO Energy, Inc.	3,440	12,418
Valero Energy Corp.	13,449	1,807,815
†Vital Energy, Inc.	1,478	23,781
Vitesse Energy, Inc.	1,949	43,053
W&T Offshore, Inc.	14,633	24,144
Williams Cos., Inc.	27,423	1,722,439
World Kinect Corp.	6,135	173,927
		64,736,069
Paper & Forest Products–0.04%
†Clearwater Paper Corp.	1,515	41,269
Louisiana-Pacific Corp.	6,109	525,313
Mercer International, Inc.	10,372	36,302
Sylvamo Corp.	1,931	96,743
		699,627
Passenger Airlines–0.37%
†Alaska Air Group, Inc.	9,637	476,839
†Allegiant Travel Co.	1,216	66,819
†American Airlines Group, Inc.	26,619	298,665
Copa Holdings SA Class A	3,120	343,106
Delta Air Lines, Inc.	35,783	1,759,808
†Frontier Group Holdings, Inc.	8,372	30,390
†JetBlue Airways Corp.	28,121	118,952
†SkyWest, Inc.	4,150	427,326
Southwest Airlines Co.	22,825	740,443
†United Airlines Holdings, Inc.	25,205	2,007,074
		6,269,422
Personal Care Products–0.21%
†BellRing Brands, Inc.	8,754	507,119
†Coty, Inc. Class A	39,789	185,019
Edgewell Personal Care Co.	3,605	84,393
†elf Beauty, Inc.	2,915	362,743
Estee Lauder Cos., Inc. Class A	3,566	288,133
†Herbalife Ltd.	4,757	41,005
†Honest Co., Inc.	9,457	48,136
Interparfums, Inc.	1,986	260,782
Kenvue, Inc.	77,810	1,628,563
†Medifast, Inc.	806	11,324
Natural Health Trends Corp.	1,722	7,646
Nu Skin Enterprises, Inc. Class A	4,913	39,255
†USANA Health Sciences, Inc.	1,749	53,397
		3,517,515
Pharmaceuticals–2.38%
†Amneal Pharmaceuticals, Inc.	12,683	102,605
LVIP Dimensional U.S. Core Equity 1 Fund-19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Amphastar Pharmaceuticals, Inc.	695	$15,957
†ANI Pharmaceuticals, Inc.	738	48,155
†Arvinas, Inc.	1,633	12,019
†Assertio Holdings, Inc.	927	594
Bristol-Myers Squibb Co.	69,858	3,233,727
†Collegium Pharmaceutical, Inc.	361	10,675
†Corcept Therapeutics, Inc.	5,666	415,884
†Elanco Animal Health, Inc.	22,076	315,245
Eli Lilly & Co.	19,311	15,053,504
†Fulcrum Therapeutics, Inc.	6,899	47,465
†Harmony Biosciences Holdings, Inc.	1,454	45,946
†Innoviva, Inc.	7,588	152,443
†Jazz Pharmaceuticals PLC	4,147	440,080
Johnson & Johnson	53,653	8,195,496
†Ligand Pharmaceuticals, Inc.	1,149	130,618
Merck & Co., Inc.	64,485	5,104,633
†Nektar Therapeutics	650	16,796
Organon & Co.	9,303	90,053
†Pacira BioSciences, Inc.	3,506	83,793
Perrigo Co. PLC	8,951	239,171
Pfizer, Inc.	135,639	3,287,889
Phibro Animal Health Corp. Class A	1,442	36,829
†Pliant Therapeutics, Inc.	1,349	1,565
†Prestige Consumer Healthcare, Inc.	3,878	309,658
†Rafael Holdings, Inc. Class B	1,698	2,938
SIGA Technologies, Inc.	5,213	33,989
†Supernus Pharmaceuticals, Inc.	3,800	119,776
Viatris, Inc.	55,995	500,035
Zoetis, Inc.	10,966	1,710,148
		39,757,686
Professional Services–1.26%
Alight, Inc. Class A	12,149	68,763
†Amentum Holdings, Inc.	5,599	132,192
Automatic Data Processing, Inc.	11,906	3,671,810
Barrett Business Services, Inc.	1,200	50,028
Booz Allen Hamilton Holding Corp.	5,804	604,371
Broadridge Financial Solutions, Inc.	4,859	1,180,883
†CACI International, Inc. Class A	1,703	811,820
†CBIZ, Inc.	4,603	330,081
†Clarivate PLC	13,346	57,388
†Conduent, Inc.	18,114	47,821
CRA International, Inc.	434	81,319
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
CSG Systems International, Inc.	2,870	$187,440
†Dayforce, Inc.	4,852	268,752
Dun & Bradstreet Holdings, Inc.	7,947	72,238
Equifax, Inc.	3,968	1,029,180
†ExlService Holdings, Inc.	11,460	501,833
Exponent, Inc.	3,002	224,279
†First Advantage Corp.	5,465	90,774
†Forrester Research, Inc.	2,034	20,137
†Franklin Covey Co.	993	22,660
†FTI Consulting, Inc.	2,009	324,454
Genpact Ltd.	13,264	583,749
Heidrick & Struggles International, Inc.	2,100	96,096
†Huron Consulting Group, Inc.	1,426	196,132
†IBEX Holdings Ltd.	1,265	36,812
ICF International, Inc.	1,178	99,788
Insperity, Inc.	1,814	109,058
Jacobs Solutions, Inc.	5,278	693,793
KBR, Inc.	11,823	566,795
Kelly Services, Inc. Class A	2,965	34,720
Kforce, Inc.	1,102	45,325
Korn Ferry	5,215	382,416
†Legalzoom.com, Inc.	5,142	45,815
Leidos Holdings, Inc.	6,591	1,039,796
ManpowerGroup, Inc.	3,303	133,441
Maximus, Inc.	3,536	248,227
†Mistras Group, Inc.	3,448	27,619
†NV5 Global, Inc.	5,600	129,304
†Parsons Corp.	4,776	342,774
Paychex, Inc.	9,227	1,342,160
Paycom Software, Inc.	1,845	426,933
†Paylocity Holding Corp.	1,918	347,522
Resources Connection, Inc.	4,071	21,861
Robert Half, Inc.	6,076	249,420
Science Applications International Corp.	4,223	475,552
SS&C Technologies Holdings, Inc.	10,494	868,903
†TaskUS, Inc. Class A	1,624	27,218
TransUnion	5,972	525,536
TriNet Group, Inc.	1,661	121,486
†TrueBlue, Inc.	5,561	36,035
†TTEC Holdings, Inc.	4,912	23,627
†Upwork, Inc.	3,979	53,478
Verisk Analytics, Inc.	5,530	1,722,595
†Verra Mobility Corp.	6,816	173,058
†Willdan Group, Inc.	1,232	77,012
		21,082,279
Real Estate Management & Development–0.30%
†Anywhere Real Estate, Inc.	7,685	27,820
†CBRE Group, Inc. Class A	11,712	1,641,085
†Compass, Inc. Class A	10,409	65,368
LVIP Dimensional U.S. Core Equity 1 Fund-20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†CoStar Group, Inc.	7,680	$617,472
†Cushman & Wakefield PLC	4,785	52,970
†Douglas Elliman, Inc.	7,459	17,305
eXp World Holdings, Inc.	2,976	27,082
†Forestar Group, Inc.	476	9,520
†FRP Holdings, Inc.	1,262	33,935
†Howard Hughes Holdings, Inc.	4,225	285,187
†Jones Lang LaSalle, Inc.	3,373	862,746
Kennedy-Wilson Holdings, Inc.	14,913	101,408
Marcus & Millichap, Inc.	4,001	122,871
Newmark Group, Inc. Class A	13,184	160,185
†Opendoor Technologies, Inc.	22,523	12,005
†RE/MAX Holdings, Inc. Class A	3,816	31,215
RMR Group, Inc. Class A	862	14,094
†Seaport Entertainment Group, Inc.	1,063	19,921
St. Joe Co.	3,427	163,468
†Stratus Properties, Inc.	836	15,784
†Tejon Ranch Co.	2,365	40,110
†Zillow Group, Inc. Class A	9,396	654,705
		4,976,256
Semiconductors & Semiconductor Equipment–9.76%
†Advanced Micro Devices, Inc.	24,448	3,469,171
†Allegro MicroSystems, Inc.	1,702	58,191
†Alpha & Omega Semiconductor Ltd.	1,200	30,792
†Ambarella, Inc.	790	52,191
Amkor Technology, Inc.	15,979	335,399
Analog Devices, Inc.	9,099	2,165,744
Applied Materials, Inc.	17,367	3,179,377
†Astera Labs, Inc.	192	17,361
†Axcelis Technologies, Inc.	2,339	163,005
Broadcom, Inc.	77,206	21,281,834
†CEVA, Inc.	1,850	40,663
†Cirrus Logic, Inc.	4,291	447,358
†Cohu, Inc.	3,425	65,897
†Credo Technology Group Holding Ltd.	5,380	498,134
†Diodes, Inc.	3,427	181,254
†Enphase Energy, Inc.	3,297	130,726
Entegris, Inc.	5,347	431,236
†First Solar, Inc.	4,692	776,714
†FormFactor, Inc.	6,333	217,919
†GLOBALFOUNDRIES, Inc.	2,254	86,103
†Ichor Holdings Ltd.	2,461	48,334
Intel Corp.	96,928	2,171,187
KLA Corp.	4,056	3,633,121
Kulicke & Soffa Industries, Inc.	3,563	123,280
Lam Research Corp.	31,351	3,051,706
†Lattice Semiconductor Corp.	4,750	232,702
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MACOM Technology Solutions Holdings, Inc.	3,456	$495,210
†Magnachip Semiconductor Corp.	2,552	10,157
Marvell Technology, Inc.	14,116	1,092,578
†MaxLinear, Inc.	3,899	55,405
Microchip Technology, Inc.	18,577	1,307,263
Micron Technology, Inc.	23,567	2,904,633
MKS, Inc.	1,192	118,437
Monolithic Power Systems, Inc.	1,103	806,712
†Navitas Semiconductor Corp.	22	144
NVE Corp.	50	3,680
NVIDIA Corp.	614,444	97,076,008
NXP Semiconductors NV	13,065	2,854,572
†ON Semiconductor Corp.	19,477	1,020,790
†Onto Innovation, Inc.	2,389	241,122
†PDF Solutions, Inc.	3,040	64,995
†Penguin Solutions, Inc.	4,444	88,036
†Photronics, Inc.	5,636	106,126
Power Integrations, Inc.	3,262	182,346
†Qorvo, Inc.	5,681	482,374
QUALCOMM, Inc.	27,985	4,456,891
†Rambus, Inc.	5,881	376,502
†Silicon Laboratories, Inc.	2,034	299,730
†SiTime Corp.	484	103,131
Skyworks Solutions, Inc.	7,807	581,778
†SolarEdge Technologies, Inc.	1,092	22,277
†Synaptics, Inc.	2,945	190,895
Teradyne, Inc.	5,610	504,451
Texas Instruments, Inc.	22,203	4,609,787
†Ultra Clean Holdings, Inc.	2,793	63,038
Universal Display Corp.	1,770	273,394
†Veeco Instruments, Inc.	4,295	87,274
		163,369,135
Software–8.10%
†8x8, Inc.	11,274	22,097
A10 Networks, Inc.	4,393	85,005
†ACI Worldwide, Inc.	8,610	395,285
Adeia, Inc.	12,823	181,317
†Adobe, Inc.	9,560	3,698,573
†Alarm.com Holdings, Inc.	2,786	157,604
†ANSYS, Inc.	2,448	859,787
†Appfolio, Inc. Class A	491	113,068
†AppLovin Corp. Class A	15,206	5,323,317
†Atlassian Corp. Class A	1,294	262,798
†Autodesk, Inc.	5,266	1,630,196
†AvePoint, Inc.	4,624	89,289
Bentley Systems, Inc. Class B	8,771	473,371
†Bill Holdings, Inc.	2,416	111,764
†Blackbaud, Inc.	2,359	151,471
†BlackLine, Inc.	1,931	109,333
†Box, Inc. Class A	8,637	295,126
†C3.ai, Inc. Class A	2,009	49,361
LVIP Dimensional U.S. Core Equity 1 Fund-21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems, Inc.	4,087	$1,259,409
†CCC Intelligent Solutions Holdings, Inc.	7,680	72,269
†Cerence, Inc.	2,733	27,904
Clear Secure, Inc. Class A	5,058	140,410
†Commvault Systems, Inc.	737	128,481
†Consensus Cloud Solutions, Inc.	1,735	40,009
†Crowdstrike Holdings, Inc. Class A	1,645	837,815
†CS Disco, Inc.	7,032	30,730
†Datadog, Inc. Class A	1,907	256,167
†Digital Turbine, Inc.	11,311	66,735
†Docusign, Inc.	4,370	340,379
Dolby Laboratories, Inc. Class A	3,278	243,424
†Dropbox, Inc. Class A	7,150	204,490
†Dynatrace, Inc.	8,217	453,661
†E2open Parent Holdings, Inc.	12,037	38,880
†EverCommerce, Inc.	395	4,148
†Fair Isaac Corp.	785	1,434,949
†Five9, Inc.	707	18,721
†Fortinet, Inc.	16,832	1,779,479
†Freshworks, Inc. Class A	3,698	55,137
Gen Digital, Inc.	30,275	890,085
†Guidewire Software, Inc.	3,169	746,141
†HubSpot, Inc.	658	366,263
†I3 Verticals, Inc. Class A	2,397	65,870
†Informatica, Inc. Class A	3,872	94,283
†Intapp, Inc.	1,402	72,371
InterDigital, Inc.	2,231	500,257
Intuit, Inc.	4,629	3,645,939
†Jamf Holding Corp.	2,756	26,210
†JFrog Ltd.	4,755	208,649
†LiveRamp Holdings, Inc.	4,728	156,213
†Manhattan Associates, Inc.	1,998	394,545
†Meridianlink, Inc.	2,104	34,148
Microsoft Corp.	163,307	81,230,535
†Mitek Systems, Inc.	4,189	41,471
†N-able, Inc.	12,483	101,112
†nCino, Inc.	2,494	69,757
†NCR Voyix Corp.	13,077	153,393
†Nutanix, Inc. Class A	4,542	347,191
†Olo, Inc. Class A	5,662	50,392
†ON24, Inc.	3,631	19,716
OneSpan, Inc.	3,332	55,611
Oracle Corp.	39,704	8,680,486
†Palantir Technologies, Inc. Class A	14,120	1,924,838
†Palo Alto Networks, Inc.	7,682	1,572,045
Pegasystems, Inc.	4,596	248,782
†Procore Technologies, Inc.	779	53,299
Progress Software Corp.	3,147	200,905
†PTC, Inc.	3,816	657,649
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Q2 Holdings, Inc.	3,020	$282,642
†Qualys, Inc.	1,453	207,590
†Rimini Street, Inc.	651	2,454
†RingCentral, Inc. Class A	2,899	82,187
Roper Technologies, Inc.	1,819	1,031,082
Salesforce, Inc.	13,970	3,809,479
†Samsara, Inc. Class A	2,905	115,561
Sapiens International Corp. NV	854	24,980
†SEMrush Holdings, Inc. Class A	2,352	21,286
†SentinelOne, Inc. Class A	1,963	35,884
†ServiceNow, Inc.	1,867	1,919,425
†Sprinklr, Inc. Class A	4,205	35,574
†SPS Commerce, Inc.	602	81,926
†Synchronoss Technologies, Inc.	492	3,370
†Synopsys, Inc.	2,280	1,168,910
†Telos Corp.	5,330	16,896
†Teradata Corp.	3,391	75,653
†Terawulf, Inc.	12,048	52,770
†Tyler Technologies, Inc.	1,192	706,665
†UiPath, Inc. Class A	13,593	173,990
†Unity Software, Inc.	1,201	29,064
†Verint Systems, Inc.	4,164	81,906
†Vertex, Inc. Class A	3,200	113,072
†Workday, Inc. Class A	1,507	361,680
†Xperi, Inc.	3,996	31,608
†Yext, Inc.	8,400	71,400
†Zoom Communications, Inc. Class A	6,521	508,508
†Zscaler, Inc.	1,623	509,525
		135,605,202
Specialized REITs–0.00%
Millrose Properties, Inc.	2,147	61,211
		61,211
Specialty Retail–2.32%
†Abercrombie & Fitch Co. Class A	5,856	485,170
Academy Sports & Outdoors, Inc.	5,061	226,783
Advance Auto Parts, Inc.	4,345	201,999
American Eagle Outfitters, Inc.	14,910	143,434
†America's Car-Mart, Inc.	559	31,326
†Arhaus, Inc.	6,124	53,095
Arko Corp.	5,331	22,550
†Asbury Automotive Group, Inc.	1,870	446,070
†AutoNation, Inc.	4,770	947,561
†AutoZone, Inc.	412	1,529,439
Bath & Body Works, Inc.	7,666	229,673
Best Buy Co., Inc.	17,025	1,142,888
LVIP Dimensional U.S. Core Equity 1 Fund-22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Beyond, Inc.	1,966	$13,526
†Boot Barn Holdings, Inc.	2,196	333,792
Buckle, Inc.	4,520	204,982
Build-A-Bear Workshop, Inc.	1,890	97,448
†Burlington Stores, Inc.	2,599	604,631
Caleres, Inc.	3,203	39,141
Camping World Holdings, Inc. Class A	2,739	47,083
†CarMax, Inc.	7,234	486,197
†Carvana Co.	3,263	1,099,501
Cato Corp. Class A	4,303	12,091
†Chewy, Inc. Class A	2,543	108,383
†Citi Trends, Inc.	2,149	71,755
Designer Brands, Inc. Class A	7,264	17,288
†Destination XL Group, Inc.	9,137	10,142
Dick's Sporting Goods, Inc.	5,281	1,044,635
†Duluth Holdings, Inc. Class B	3,677	7,722
†Five Below, Inc.	3,322	435,780
†Floor & Decor Holdings, Inc. Class A	4,802	364,760
†Foot Locker, Inc.	6,442	157,829
†GameStop Corp. Class A	8,223	200,559
Gap, Inc.	29,199	636,830
†Genesco, Inc.	1,032	20,320
Group 1 Automotive, Inc.	1,239	541,084
†GrowGeneration Corp.	4,826	4,513
Guess?, Inc.	6,962	84,171
Haverty Furniture Cos., Inc.	1,642	33,415
Home Depot, Inc.	24,246	8,889,553
†Lands' End, Inc.	2,926	31,338
†Leslie's, Inc.	2,875	1,207
Lithia Motors, Inc.	2,342	791,174
Lowe's Cos., Inc.	13,016	2,887,860
†MarineMax, Inc.	2,439	61,317
Monro, Inc.	2,231	33,264
Murphy USA, Inc.	1,648	670,406
†National Vision Holdings, Inc.	4,591	105,639
†ODP Corp.	2,444	44,310
†O'Reilly Automotive, Inc.	20,265	1,826,484
Penske Automotive Group, Inc.	4,089	702,531
†PetMed Express, Inc.	1,000	3,320
†Revolve Group, Inc.	600	12,030
†RH	1,237	233,805
Ross Stores, Inc.	13,345	1,702,555
†Sally Beauty Holdings, Inc.	5,960	55,190
Shoe Carnival, Inc.	3,150	58,937
Signet Jewelers Ltd.	2,898	230,536
†Sleep Number Corp.	2,723	18,394
Sonic Automotive, Inc. Class A	2,694	215,331
†Sportsman's Warehouse Holdings, Inc.	165	569
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Tilly's, Inc. Class A	4,502	$6,213
TJX Cos., Inc.	30,085	3,715,197
Tractor Supply Co.	21,738	1,147,114
†Ulta Beauty, Inc.	2,365	1,106,394
Upbound Group, Inc.	4,964	124,596
†Urban Outfitters, Inc.	7,875	571,253
†Valvoline, Inc.	6,978	264,257
†Victoria's Secret & Co.	4,609	85,359
†Warby Parker, Inc. Class A	5,600	122,808
Williams-Sonoma, Inc.	5,168	844,296
Winmark Corp.	151	57,019
†Zumiez, Inc.	3,015	39,979
		38,797,801
Technology Hardware, Storage & Peripherals–4.95%
Apple, Inc.	373,234	76,576,420
†Corsair Gaming, Inc.	3,545	33,429
Dell Technologies, Inc. Class C	6,306	773,116
†Diebold Nixdorf, Inc.	1,788	99,055
Hewlett Packard Enterprise Co.	59,887	1,224,689
HP, Inc.	28,720	702,491
NetApp, Inc.	8,538	909,724
†Pure Storage, Inc. Class A	6,893	396,899
†Sandisk Corp.	4,845	219,721
Seagate Technology Holdings PLC	6,808	982,599
Western Digital Corp.	14,536	930,159
Xerox Holdings Corp.	14,324	75,487
		82,923,789
Textiles, Apparel & Luxury Goods–0.51%
†Birkenstock Holding PLC	441	21,688
†Capri Holdings Ltd.	10,329	182,823
Carter's, Inc.	3,306	99,610
Columbia Sportswear Co.	4,239	258,918
†Crocs, Inc.	3,739	378,686
†Culp, Inc.	695	2,731
†Deckers Outdoor Corp.	6,068	625,429
†Figs, Inc. Class A	6,522	36,784
†Fossil Group, Inc.	617	913
†G-III Apparel Group Ltd.	4,144	92,826
†Hanesbrands, Inc.	20,764	95,099
Kontoor Brands, Inc.	4,497	296,667
Levi Strauss & Co. Class A	6,870	127,026
†Lululemon Athletica, Inc.	3,152	748,852
Movado Group, Inc.	2,255	34,389
NIKE, Inc. Class B	26,302	1,868,494
Oxford Industries, Inc.	949	38,197
PVH Corp.	3,380	231,868
Ralph Lauren Corp.	2,881	790,201
†Skechers USA, Inc. Class A	10,320	651,192
Steven Madden Ltd.	5,325	127,694
Tapestry, Inc.	16,823	1,477,228
LVIP Dimensional U.S. Core Equity 1 Fund-23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Under Armour, Inc. Class A	23,812	$157,337
†Unifi, Inc.	3,174	16,568
†Vera Bradley, Inc.	810	1,790
VF Corp.	13,941	163,807
Wolverine World Wide, Inc.	2,098	37,932
		8,564,749
Tobacco–0.54%
Altria Group, Inc.	38,745	2,271,619
Philip Morris International, Inc.	35,507	6,466,890
Turning Point Brands, Inc.	2,141	162,223
Universal Corp.	2,261	131,681
		9,032,413
Trading Companies & Distributors–0.91%
Air Lease Corp.	10,742	628,300
Alta Equipment Group, Inc.	1,440	9,101
Applied Industrial Technologies, Inc.	2,925	679,916
†BlueLinx Holdings, Inc.	972	72,297
Boise Cascade Co.	2,424	210,452
†Core & Main, Inc. Class A	7,605	458,962
†Custom Truck One Source, Inc.	7,992	39,480
†Distribution Solutions Group, Inc.	1,498	41,150
†DNOW, Inc.	11,171	165,666
†DXP Enterprises, Inc.	1,631	142,957
Fastenal Co.	40,117	1,684,914
Ferguson Enterprises, Inc.	9,269	2,018,325
FTAI Aviation Ltd.	198	22,778
GATX Corp.	3,554	545,752
Global Industrial Co.	3,176	85,784
†GMS, Inc.	2,879	313,091
Herc Holdings, Inc.	4,235	557,707
†Hudson Technologies, Inc.	4,947	40,170
McGrath RentCorp	2,004	232,384
†MRC Global, Inc.	9,716	133,206
MSC Industrial Direct Co., Inc. Class A	3,948	335,659
†NPK International, Inc.	9,673	82,317
Rush Enterprises, Inc. Class A	7,743	399,693
†SiteOne Landscape Supply, Inc.	1,610	194,713
†Transcat, Inc.	373	32,063
United Rentals, Inc.	3,735	2,813,949
Watsco, Inc.	1,212	535,243
WESCO International, Inc.	4,156	769,691
Willis Lease Finance Corp.	304	43,405
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc.	1,873	$1,948,370
†Xometry, Inc. Class A	1,644	55,551
		15,293,046
Water Utilities–0.10%
American States Water Co.	2,081	159,529
American Water Works Co., Inc.	5,951	827,844
Artesian Resources Corp. Class A	766	25,707
California Water Service Group	3,488	158,634
Essential Utilities, Inc.	9,219	342,394
H2O America	1,775	92,247
Middlesex Water Co.	1,357	73,522
York Water Co.	591	18,676
		1,698,553
Wireless Telecommunication Services–0.28%
†Gogo, Inc.	3,721	54,624
Spok Holdings, Inc.	1,858	32,850
Telephone & Data Systems, Inc.	9,452	336,302
T-Mobile U.S., Inc.	16,996	4,049,467
†U.S. Cellular Corp.	3,838	245,517
		4,718,760
Total Common Stock (Cost $622,580,522)		1,670,718,159
RIGHTS–0.00%
=†ABIOMED, Inc.	1,351	1,378
=†Chinook Therapeutics, Inc.	5,559	0
=†Mirati Therapeutics, Inc.	1,683	5,167
=†Resolute Forest Products, Inc.	7,351	1,957
=†Spectrum Pharmaceuticals, Inc.	5,200	0
Total Rights (Cost $13,411)		8,502

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	3,640,944	3,640,944
Total Money Market Fund (Cost $3,640,944)		3,640,944

TOTAL INVESTMENTS–100.01% (Cost $626,234,877)	1,674,367,605
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(173,670)
NET ASSETS APPLICABLE TO 33,086,033 SHARES OUTSTANDING–100.00%	$1,674,193,935
LVIP Dimensional U.S. Core Equity 1 Fund-24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,288,576,009 / 25,396,502 Shares)	$50.738
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($385,617,926 / 7,689,531 Shares)	$50.148
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$474,368,673
Distributable earnings/(accumulated loss)	1,199,825,262
TOTAL NET ASSETS	$1,674,193,935

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,657,482 payable for fund shares redeemed, $20,843 other accrued expenses payable, $583,478 due to manager and affiliates,
$9,287 due to custodian, $14,033 payable for audit fee and $37,069 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$11,629,803
Foreign taxes withheld	(7,034)
11,622,769
EXPENSES:
Management fees	2,669,802
Distribution fees-Service Class	628,529
Shareholder servicing fees	231,237
Accounting and administration expenses	139,330
Professional fees	37,801
Trustees’ fees and expenses	24,212
Reports and statements to shareholders	19,859
Pricing fees	8,336
Consulting fees	7,998
Custodian fees	6,992
Other	23,987
3,798,083
Less:
Management fees waived	(79,737)
Total operating expenses	3,718,346
NET INVESTMENT INCOME	7,904,423
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	33,227,872
Foreign currencies	(19)
Net realized gain	33,227,853
Net change in unrealized appreciation (depreciation) of investments	32,059,531
NET REALIZED AND UNREALIZED GAIN	65,287,384
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,191,807
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,904,423	$16,099,609
Net realized gain	33,227,853	116,910,985
Net change in unrealized appreciation (depreciation)	32,059,531	172,196,908
Net increase in net assets resulting from operations	73,191,807	305,207,502
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(68,073,304)
Service Class	—	(17,927,926)
	—	(86,001,230)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,278,021	22,500,546
Service Class	31,664,305	38,351,894
Reinvestment of dividends and distributions:
Standard Class	—	68,073,304
Service Class	—	17,927,926
	51,942,326	146,853,670
Cost of shares redeemed:
Standard Class	(86,123,082)	(172,392,252)
Service Class	(29,177,397)	(67,648,481)
	(115,300,479)	(240,040,733)
Decrease in net assets derived from capital share transactions	(63,358,153)	(93,187,063)
NET INCREASE IN NET ASSETS	9,833,654	126,019,209
NET ASSETS:
Beginning of period	1,664,360,281	1,538,341,072
End of period	$1,674,193,935	$1,664,360,281
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-26

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$48.489	$42.351	$36.647	$46.337	$38.201	$34.698
Income (loss) from investment operations:
Net investment income[2]	0.254	0.497	0.527	0.518	0.447	0.454
Net realized and unrealized gain (loss)	1.995	8.222	7.651	(7.682)	9.971	4.986
Total from investment operations	2.249	8.719	8.178	(7.164)	10.418	5.440
Less dividends and distributions from:
Net investment income	—	(0.519)	(0.544)	(0.539)	(0.512)	(0.520)
Net realized gain	—	(2.062)	(1.930)	(1.987)	(1.770)	(1.417)
Total dividends and distributions	—	(2.581)	(2.474)	(2.526)	(2.282)	(1.937)
Net asset value, end of period	$50.738	$48.489	$42.351	$36.647	$46.337	$38.201
Total return[3]	4.64%	20.77%	22.78%	(15.25% )	27.55%	16.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,288,576	$1,298,112	$1,207,572	$1,087,032	$1,409,944	$1,235,576
Ratio of expenses to average net assets	0.39%	0.39%	0.40%	0.39%	0.38%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.41%	0.40%	0.39%	0.41%
Ratio of net investment income to average net assets	1.07%	1.05%	1.33%	1.29%	1.03%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.06%	1.04%	1.32%	1.28%	1.02%	1.37%
Portfolio turnover	1%	4%	5%	4%	3%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-27

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$48.008	$41.962	$36.346	$45.979	$37.935	$34.486
Income (loss) from investment operations:
Net investment income[2]	0.169	0.329	0.384	0.373	0.292	0.335
Net realized and unrealized gain (loss)	1.971	8.134	7.571	(7.615)	9.885	4.934
Total from investment operations	2.140	8.463	7.955	(7.242)	10.177	5.269
Less dividends and distributions from:
Net investment income	—	(0.355)	(0.409)	(0.404)	(0.363)	(0.403)
Net realized gain	—	(2.062)	(1.930)	(1.987)	(1.770)	(1.417)
Total dividends and distributions	—	(2.417)	(2.339)	(2.391)	(2.133)	(1.820)
Net asset value, end of period	$50.148	$48.008	$41.962	$36.346	$45.979	$37.935
Total return[3]	4.46%	20.35%	22.36%	(15.54% )	27.10%	16.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$385,618	$366,248	$330,769	$273,580	$328,843	$262,481
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.74%	0.73%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.76%	0.75%	0.74%	0.76%
Ratio of net investment income to average net assets	0.72%	0.70%	0.98%	0.94%	0.68%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.71%	0.69%	0.97%	0.93%	0.67%	1.02%
Portfolio turnover	1%	4%	5%	4%	3%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-28

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional U.S. Core Equity 1 Fund-29

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$68,283
Legal	10,407
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional U.S. Core Equity 1 Fund-30

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,301 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$434,815
Distribution fees payable to LFD	108,001
Printing and mailing fees payable to Lincoln Life	1,783
Shareholder servicing fees payable to Lincoln Life	38,879
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$21,506,124
Sales	75,482,552
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$626,234,877
Aggregate unrealized appreciation of investments	$1,116,349,946
Aggregate unrealized depreciation of investments	(68,217,218)
Net unrealized appreciation of investments	$1,048,132,728
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP Dimensional U.S. Core Equity 1 Fund-31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$34,364,542	$—	$—	$34,364,542
Air Freight & Logistics	6,921,788	—	—	6,921,788
Automobile Components	5,414,440	—	—	5,414,440
Automobiles	16,581,497	—	—	16,581,497
Banks	87,966,164	—	— *	87,966,164
Beverages	17,553,785	—	—	17,553,785
Biotechnology	26,834,617	—	9,180	26,843,797
Broadline Retail	49,677,968	—	—	49,677,968
Building Products	17,336,612	—	—	17,336,612
Capital Markets	59,374,470	—	—	59,374,470
Chemicals	24,810,498	—	—	24,810,498
Commercial Services & Supplies	13,576,464	—	— *	13,576,464
Communications Equipment	13,405,113	—	—	13,405,113
Construction & Engineering	12,368,934	—	—	12,368,934
Construction Materials	4,069,539	—	—	4,069,539
Consumer Finance	16,772,532	—	—	16,772,532
Consumer Staples Distribution & Retail	37,006,585	—	—	37,006,585
Containers & Packaging	9,974,272	—	—	9,974,272
Distributors	2,064,072	—	—	2,064,072
Diversified Consumer Services	5,659,005	—	—	5,659,005
Diversified Telecommunication Services	18,509,597	—	—	18,509,597
Electric Utilities	22,839,215	—	—	22,839,215
Electrical Equipment	15,512,047	—	—	15,512,047
Electronic Equipment, Instruments & Components	24,364,837	—	—	24,364,837
Energy Equipment & Services	7,718,607	—	—	7,718,607
Entertainment	24,102,908	—	—	24,102,908
Financial Services	62,153,293	—	—	62,153,293
Food Products	13,335,028	—	—	13,335,028
Gas Utilities	3,247,398	—	—	3,247,398
Ground Transportation	16,893,415	—	—	16,893,415
Health Care Equipment & Supplies	29,115,546	—	— *	29,115,546
Health Care Providers & Services	34,687,088	—	—	34,687,088
Health Care Technology	1,508,180	—	—	1,508,180
Hotels, Restaurants & Leisure	36,329,276	—	—	36,329,276
Household Durables	14,758,303	—	—	14,758,303
Household Products	13,253,191	—	—	13,253,191
Independent Power and Renewable Electricity Producers	4,039,654	—	—	4,039,654
Industrial Conglomerates	5,532,345	—	—	5,532,345
Insurance	53,891,593	—	—	53,891,593
Interactive Media & Services	86,396,393	—	—	86,396,393
IT Services	19,859,542	—	—	19,859,542
Leisure Products	2,291,611	—	—	2,291,611
Life Sciences Tools & Services	12,449,772	—	—	12,449,772
Machinery	43,282,373	—	—	43,282,373
Marine Transportation	1,093,004	—	—	1,093,004
Media	18,077,502	—	—	18,077,502
LVIP Dimensional U.S. Core Equity 1 Fund-32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Metals & Mining	$12,506,436	$—	$—	$12,506,436
Multi-Utilities	10,124,415	—	—	10,124,415
Oil, Gas & Consumable Fuels	64,736,069	—	—	64,736,069
Paper & Forest Products	699,627	—	—	699,627
Passenger Airlines	6,269,422	—	—	6,269,422
Personal Care Products	3,517,515	—	—	3,517,515
Pharmaceuticals	39,757,686	—	—	39,757,686
Professional Services	21,082,279	—	—	21,082,279
Real Estate Management & Development	4,976,256	—	—	4,976,256
Semiconductors & Semiconductor Equipment	163,369,135	—	—	163,369,135
Software	135,605,202	—	—	135,605,202
Specialized REITs	61,211	—	—	61,211
Specialty Retail	38,797,801	—	—	38,797,801
Technology Hardware, Storage & Peripherals	82,923,789	—	—	82,923,789
Textiles, Apparel & Luxury Goods	8,564,749	—	—	8,564,749
Tobacco	9,032,413	—	—	9,032,413
Trading Companies & Distributors	15,293,046	—	—	15,293,046
Water Utilities	1,698,553	—	—	1,698,553
Wireless Telecommunication Services	4,718,760	—	—	4,718,760
Rights	—	—	8,502	8,502
Money Market Fund	3,640,944	—	—	3,640,944
Total Investments	$1,674,349,923	$—	$17,682	$1,674,367,605

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	427,108	479,243
Service Class	673,569	818,616
Shares reinvested:
Standard Class	—	1,432,511
Service Class	—	382,142
	1,100,677	3,112,512
Shares redeemed:
Standard Class	(1,801,970)	(3,653,899)
Service Class	(612,899)	(1,454,528)
	(2,414,869)	(5,108,427)
Net decrease	(1,314,192)	(1,995,915)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Dimensional U.S. Core Equity 1 Fund-33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-34

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.84%
Aerospace & Defense–1.83%
†AAR Corp.	1,723	$118,525
†AeroVironment, Inc.	732	208,583
†AerSale Corp.	2,639	15,860
†Astronics Corp.	3,366	111,897
†ATI, Inc.	7,588	655,148
†Axon Enterprise, Inc.	615	509,183
†Boeing Co.	3,184	667,144
BWX Technologies, Inc.	3,496	503,634
Cadre Holdings, Inc.	739	23,537
†CPI Aerostructures, Inc.	2,723	9,531
Curtiss-Wright Corp.	1,575	769,466
†Ducommun, Inc.	1,095	90,480
General Dynamics Corp.	3,074	896,563
General Electric Co.	4,175	1,074,603
HEICO Corp.	1,816	527,229
Hexcel Corp.	2,288	129,249
Howmet Aerospace, Inc.	7,489	1,393,928
Huntington Ingalls Industries, Inc.	1,759	424,728
†Innovative Solutions & Support, Inc.	1,699	23,582
†Kratos Defense & Security Solutions, Inc.	7,221	335,416
L3Harris Technologies, Inc.	3,347	839,562
Leonardo DRS, Inc.	4,225	196,378
Lockheed Martin Corp.	3,824	1,771,047
†Mercury Systems, Inc.	2,952	158,995
Moog, Inc. Class A	1,664	301,134
National Presto Industries, Inc.	415	40,653
Northrop Grumman Corp.	1,689	844,466
Park Aerospace Corp.	1,422	21,003
RTX Corp.	16,144	2,357,347
Textron, Inc.	6,314	506,951
TransDigm Group, Inc.	318	483,564
†V2X, Inc.	700	33,985
Woodward, Inc.	2,515	616,401
		16,659,772
Air Freight & Logistics–0.46%
CH Robinson Worldwide, Inc.	6,303	604,773
Expeditors International of Washington, Inc.	5,175	591,244
FedEx Corp.	5,190	1,179,739
†GXO Logistics, Inc.	4,314	210,092
Hub Group, Inc. Class A	3,686	123,223
†Radiant Logistics, Inc.	4,220	25,657
United Parcel Service, Inc. Class B	14,166	1,429,916
		4,164,644
Automobile Components–0.39%
†Adient PLC	4,510	87,765
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†American Axle & Manufacturing Holdings, Inc.	7,274	$29,678
†Aptiv PLC	4,752	324,181
Autoliv, Inc.	4,792	536,225
BorgWarner, Inc.	12,525	419,337
†Cooper-Standard Holdings, Inc.	1,627	34,980
Dana, Inc.	5,837	100,105
†Dorman Products, Inc.	1,581	193,941
†Fox Factory Holding Corp.	1,929	50,038
Garrett Motion, Inc.	3,700	38,887
Gentex Corp.	10,415	229,026
†Gentherm, Inc.	1,650	46,678
†Goodyear Tire & Rubber Co.	13,734	142,422
LCI Industries	1,744	159,035
Lear Corp.	2,101	199,553
†Mobileye Global, Inc. Class A	3,521	63,308
†Modine Manufacturing Co.	3,215	316,677
†Motorcar Parts of America, Inc.	2,131	23,867
Patrick Industries, Inc.	2,556	235,842
Phinia, Inc.	2,977	132,447
†QuantumScape Corp.	1,307	8,783
Standard Motor Products, Inc.	1,116	34,284
†Stoneridge, Inc.	2,012	14,164
†Strattec Security Corp.	351	21,836
†Visteon Corp.	1,029	96,006
†XPEL, Inc.	810	29,079
		3,568,144
Automobiles–0.61%
Ford Motor Co.	92,515	1,003,788
General Motors Co.	28,127	1,384,130
Harley-Davidson, Inc.	6,258	147,689
†Lucid Group, Inc.	17,187	36,264
†Rivian Automotive, Inc. Class A	21,044	289,144
†Tesla, Inc.	7,390	2,347,507
Thor Industries, Inc.	3,123	277,354
Winnebago Industries, Inc.	1,257	36,453
		5,522,329
Banks–5.51%
1st Source Corp.	1,869	116,009
ACNB Corp.	300	12,852
Affinity Bancshares, Inc.	675	12,474
Amalgamated Financial Corp.	896	27,955
Amerant Bancorp, Inc.	828	15,094
Ameris Bancorp	4,264	275,881
Ames National Corp.	508	9,047
Arrow Financial Corp.	1,317	34,795
Associated Banc-Corp.	9,472	231,022
LVIP Dimensional U.S. Core Equity 2 Fund-1

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Atlantic Union Bankshares Corp.	9,244	$289,152
Auburn National BanCorp, Inc.	502	13,002
†Axos Financial, Inc.	4,313	327,961
BancFirst Corp.	2,190	270,728
†Bancorp, Inc.	3,418	194,723
Bank of America Corp.	67,858	3,211,041
Bank of Hawaii Corp.	2,642	178,414
Bank of Marin Bancorp	1,102	25,170
Bank of NT Butterfield & Son Ltd.	3,380	149,666
Bank of the James Financial Group, Inc.	308	4,334
Bank OZK	7,291	343,114
Bank7 Corp.	716	29,950
BankFinancial Corp.	1,093	12,646
BankUnited, Inc.	5,824	207,276
Bankwell Financial Group, Inc.	404	14,556
Banner Corp.	1,939	124,387
Bar Harbor Bankshares	748	22,410
BayCom Corp.	1,762	48,825
BCB Bancorp, Inc.	920	7,746
Berkshire Hills Bancorp, Inc.	3,684	92,247
†Blue Foundry Bancorp	1,892	18,106
†Blue Ridge Bankshares, Inc.	816	2,929
BOK Financial Corp.	3,149	307,437
†Bridgewater Bancshares, Inc.	1,259	20,031
†Broadway Financial Corp.	1,737	12,680
Brookline Bancorp, Inc.	6,793	71,666
Burke & Herbert Financial Services Corp.	226	13,499
Business First Bancshares, Inc.	727	17,921
†BV Financial, Inc.	437	6,656
Byline Bancorp, Inc.	1,200	32,076
C&F Financial Corp.	247	15,247
Cadence Bank	12,724	406,914
†California BanCorp	651	10,260
Camden National Corp.	1,173	47,600
Capital Bancorp, Inc.	649	21,793
Capital City Bank Group, Inc.	1,029	40,491
Capitol Federal Financial, Inc.	10,543	64,312
†Carter Bankshares, Inc.	1,205	20,895
Cathay General Bancorp	5,111	232,704
Central Pacific Financial Corp.	1,797	50,370
CF Bankshares, Inc.	455	10,906
Chemung Financial Corp.	348	16,868
Citigroup, Inc.	20,116	1,712,274
Citizens & Northern Corp.	830	15,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens Community Bancorp, Inc.	134	$1,849
Citizens Financial Group, Inc.	10,761	481,555
Citizens Financial Services, Inc.	349	20,493
City Holding Co.	1,056	129,276
Civista Bancshares, Inc.	1,887	43,778
CNB Financial Corp.	1,363	31,158
†Coastal Financial Corp.	985	95,417
Colony Bankcorp, Inc.	809	13,324
Columbia Banking System, Inc.	1,804	42,178
†Columbia Financial, Inc.	5,791	84,027
Comerica, Inc.	5,568	332,131
Commerce Bancshares, Inc.	7,201	447,686
Community Financial System, Inc.	3,521	200,239
Community Trust Bancorp, Inc.	1,576	83,402
Community West Bancshares	1,280	24,973
ConnectOne Bancorp, Inc.	4,864	112,650
Cullen/Frost Bankers, Inc.	1,764	226,745
†Customers Bancorp, Inc.	2,325	136,571
CVB Financial Corp.	8,489	167,997
Dime Community Bancshares, Inc.	3,418	92,081
Eagle Bancorp, Inc.	2,082	40,557
East West Bancorp, Inc.	7,326	739,779
Eastern Bankshares, Inc.	7,198	109,913
Enterprise Bancorp, Inc.	505	20,018
Enterprise Financial Services Corp.	2,260	124,526
Equity Bancshares, Inc. Class A	1,411	57,569
Esquire Financial Holdings, Inc.	464	43,922
ESSA Bancorp, Inc.	506	9,816
Farmers & Merchants Bancorp, Inc.	621	15,699
Farmers National Banc Corp.	1,405	19,375
FB Financial Corp.	3,337	151,166
Fidelity D&D Bancorp, Inc.	372	17,112
Fifth Third Bancorp	18,805	773,450
Financial Institutions, Inc.	1,236	31,740
Finward Bancorp	301	8,314
First BanCorp	11,732	244,378
First Bancorp, Inc.	400	10,164
First Bancorp/Southern Pines NC	2,305	101,627
First Bank	702	10,860
First Busey Corp.	5,359	122,641
First Business Financial Services, Inc.	400	20,264
First Capital, Inc.	402	16,599
LVIP Dimensional U.S. Core Equity 2 Fund-2

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Citizens BancShares, Inc. Class A	421	$823,674
First Commonwealth Financial Corp.	7,586	123,121
First Community Bankshares, Inc.	1,806	70,741
First Financial Bancorp	6,619	160,577
First Financial Bankshares, Inc.	6,396	230,128
First Financial Corp.	910	49,313
†First Foundation, Inc.	3,162	16,126
First Hawaiian, Inc.	9,409	234,849
First Horizon Corp.	5,344	113,293
First Internet Bancorp	281	7,559
First Interstate BancSystem, Inc. Class A	5,713	164,649
First Merchants Corp.	3,427	131,254
First Mid Bancshares, Inc.	782	29,317
First Savings Financial Group, Inc.	486	12,169
†First Seacoast Bancorp, Inc.	801	9,051
First United Corp.	461	14,296
†First Western Financial, Inc.	385	8,686
Five Star Bancorp	972	27,741
Flagstar Financial, Inc.	3,089	32,743
Flushing Financial Corp.	2,575	30,591
FNB Corp.	24,748	360,826
Franklin Financial Services Corp.	484	16,759
FS Bancorp, Inc.	364	14,334
Fulton Financial Corp.	10,167	183,413
†FVCBankcorp, Inc.	1,846	21,783
German American Bancorp, Inc.	1,832	70,550
Glacier Bancorp, Inc.	7,320	315,346
Great Southern Bancorp, Inc.	1,288	75,709
Guaranty Bancshares, Inc.	986	41,846
Hancock Whitney Corp.	5,726	328,672
Hanmi Financial Corp.	2,726	67,278
HarborOne Bancorp, Inc.	3,449	40,284
Hawthorn Bancshares, Inc.	432	12,588
HBT Financial, Inc.	668	16,840
Heritage Commerce Corp.	4,676	46,433
Heritage Financial Corp.	2,744	65,417
Hilltop Holdings, Inc.	4,920	149,322
Hingham Institution For Savings	65	16,143
Home Bancorp, Inc.	767	39,715
Home BancShares, Inc.	11,965	340,524
†HomeStreet, Inc.	1,444	18,873
HomeTrust Bancshares, Inc.	2,018	75,493
Hope Bancorp, Inc.	7,829	84,005
Horizon Bancorp, Inc.	3,992	61,397
Huntington Bancshares, Inc.	35,061	587,622
IF Bancorp, Inc.	427	10,530
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Independent Bank Corp.	5,535	$288,794
International Bancshares Corp.	4,629	308,106
Investar Holding Corp.	619	11,959
JPMorgan Chase & Co.	33,608	9,743,295
Kearny Financial Corp.	3,902	25,207
KeyCorp	23,443	408,377
Lakeland Financial Corp.	1,686	103,605
Landmark Bancorp, Inc.	611	16,155
LCNB Corp.	779	11,319
Live Oak Bancshares, Inc.	3,428	102,154
M&T Bank Corp.	3,910	758,501
MainStreet Bancshares, Inc.	481	9,091
Mercantile Bank Corp.	1,549	71,889
Meridian Corp.	630	8,121
Metrocity Bankshares, Inc.	927	26,494
†Metropolitan Bank Holding Corp.	1,000	70,000
Mid Penn Bancorp, Inc.	906	25,549
Middlefield Banc Corp.	600	18,066
Midland States Bancorp, Inc.	2,021	35,004
MidWestOne Financial Group, Inc.	1,275	36,682
MVB Financial Corp.	505	11,378
National Bank Holdings Corp. Class A	1,818	68,375
National Bankshares, Inc.	222	6,038
NBT Bancorp, Inc.	3,925	163,084
Nicolet Bankshares, Inc.	736	90,881
Northeast Bank	600	53,394
Northeast Community Bancorp, Inc.	1,217	28,289
Northfield Bancorp, Inc.	4,576	52,532
Northrim BanCorp, Inc.	322	30,030
Northwest Bancshares, Inc.	9,475	121,091
Norwood Financial Corp.	355	9,152
Oak Valley Bancorp	1,718	46,798
OceanFirst Financial Corp.	3,787	66,689
OFG Bancorp	3,694	158,103
Ohio Valley Banc Corp.	303	9,766
Old National Bancorp	21,386	456,377
Old Point Financial Corp.	531	20,842
Old Second Bancorp, Inc.	1,033	18,325
OP Bancorp	1,114	14,471
†OptimumBank Holdings, Inc.	160	715
Orange County Bancorp, Inc.	440	11,370
Origin Bancorp, Inc.	1,422	50,822
Orrstown Financial Services, Inc.	843	26,833
Pacific Premier Bancorp, Inc.	5,733	120,909
Park National Corp.	1,191	199,207
Parke Bancorp, Inc.	739	15,053
Pathfinder Bancorp, Inc.	617	9,465
Pathward Financial, Inc.	1,717	135,849
LVIP Dimensional U.S. Core Equity 2 Fund-3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†PB Bankshares, Inc.	505	$8,923
PCB Bancorp	642	13,469
Peapack-Gladstone Financial Corp.	1,320	37,290
Penns Woods Bancorp, Inc.	878	26,656
Peoples Bancorp of North Carolina, Inc.	800	23,080
Peoples Bancorp, Inc.	2,814	85,940
Peoples Financial Services Corp.	603	29,770
Pinnacle Financial Partners, Inc.	3,691	407,523
†Pioneer Bancorp, Inc.	1,588	19,104
Plumas Bancorp	367	16,317
PNC Financial Services Group, Inc.	4,830	900,409
†Ponce Financial Group, Inc.	1,139	15,764
Popular, Inc.	4,537	500,023
Preferred Bank	1,120	96,930
Primis Financial Corp.	1,601	17,371
Princeton Bancorp, Inc.	477	14,568
Prosperity Bancshares, Inc.	4,571	321,067
†Provident Bancorp, Inc.	1,300	16,237
Provident Financial Services, Inc.	8,464	148,374
QCR Holdings, Inc.	1,366	92,751
RBB Bancorp	1,258	21,650
Red River Bancshares, Inc.	400	23,480
Regions Financial Corp.	23,030	541,666
Renasant Corp.	5,559	199,735
Republic Bancorp, Inc. Class A	1,308	95,628
†Rhinebeck Bancorp, Inc.	985	11,554
Richmond Mutual BanCorp, Inc.	246	3,395
Riverview Bancorp, Inc.	1,450	7,975
S&T Bancorp, Inc.	3,057	115,616
SB Financial Group, Inc.	200	3,820
Seacoast Banking Corp. of Florida	3,281	90,621
ServisFirst Bancshares, Inc.	3,116	241,521
Shore Bancshares, Inc.	1,726	27,133
Sierra Bancorp	1,304	38,716
Simmons First National Corp. Class A	7,801	147,907
SmartFinancial, Inc.	542	18,309
South Plains Financial, Inc.	621	22,381
†Southern First Bancshares, Inc.	419	15,935
Southern Missouri Bancorp, Inc.	664	36,374
Southern States Bancshares, Inc.	652	23,713
Southside Bancshares, Inc.	2,708	79,696
SouthState Corp.	6,056	557,334
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Stellar Bancorp, Inc.	2,888	$80,806
=†Sterling Bancorp, Inc.	1,968	0
Stock Yards Bancorp, Inc.	1,461	115,390
Synovus Financial Corp.	9,521	492,712
†Texas Capital Bancshares, Inc.	2,530	200,882
TFS Financial Corp.	7,410	95,960
†Third Coast Bancshares, Inc.	784	25,613
Timberland Bancorp, Inc.	400	12,480
Tompkins Financial Corp.	1,112	69,756
Towne Bank	4,814	164,543
TriCo Bancshares	2,055	83,207
†Triumph Financial, Inc.	1,337	73,682
Truist Financial Corp.	15,133	650,568
TrustCo Bank Corp.	1,470	49,127
Trustmark Corp.	4,607	167,971
U.S. Bancorp	18,867	853,732
UMB Financial Corp.	4,512	474,482
United Bancorp, Inc.	807	12,105
United Bankshares, Inc.	8,773	319,600
United Community Banks, Inc.	5,327	158,691
United Security Bancshares	2,131	18,433
Unity Bancorp, Inc.	845	39,783
Univest Financial Corp.	2,727	81,919
USCB Financial Holdings, Inc.	1,035	17,119
Valley National Bancorp	26,937	240,547
Veritex Holdings, Inc.	2,371	61,883
Virginia National Bankshares Corp.	307	11,359
WaFd, Inc.	4,981	145,844
Washington Trust Bancorp, Inc.	1,505	42,561
Webster Financial Corp.	8,066	440,404
Wells Fargo & Co.	44,820	3,590,978
WesBanco, Inc.	7,781	246,113
West BanCorp, Inc.	758	14,880
Westamerica BanCorp	1,867	90,437
Western Alliance Bancorp	5,374	419,065
Western New England Bancorp, Inc.	1,120	10,338
Wintrust Financial Corp.	3,133	388,429
WSFS Financial Corp.	4,317	237,435
Zions Bancorp NA	7,368	382,694
		50,051,890
Beverages–1.05%
†Boston Beer Co., Inc. Class A	359	68,501
Brown-Forman Corp. Class A	9,262	250,179
†Celsius Holdings, Inc.	3,129	145,154
Coca-Cola Co.	41,924	2,966,123
Coca-Cola Consolidated, Inc.	5,320	593,978
Constellation Brands, Inc. Class A	2,982	485,112
LVIP Dimensional U.S. Core Equity 2 Fund-4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Keurig Dr. Pepper, Inc.	17,346	$573,459
MGP Ingredients, Inc.	1,309	39,231
Molson Coors Beverage Co. Class B	5,486	263,822
†Monster Beverage Corp.	15,731	985,390
†National Beverage Corp.	4,024	173,998
PepsiCo, Inc.	21,008	2,773,896
Primo Brands Corp. Class A	5,448	161,370
†Vita Coco Co., Inc.	837	30,216
†Willamette Valley Vineyards, Inc.	127	701
		9,511,130
Biotechnology–1.68%
†4D Molecular Therapeutics, Inc.	1,916	7,108
AbbVie, Inc.	24,286	4,507,967
†Acumen Pharmaceuticals, Inc.	2,758	3,199
†ADMA Biologics, Inc.	5,200	94,692
†Adverum Biotechnologies, Inc.	579	1,245
†Aldeyra Therapeutics, Inc.	4,058	15,542
†Alector, Inc.	1,703	2,384
†Alkermes PLC	7,678	219,668
†Allogene Therapeutics, Inc.	7,123	8,049
†Alnylam Pharmaceuticals, Inc.	1,209	394,243
Amgen, Inc.	7,740	2,161,085
†Anika Therapeutics, Inc.	1,049	11,098
†Arcturus Therapeutics Holdings, Inc.	271	3,526
†Arcus Biosciences, Inc.	4,104	33,407
†Avidity Biosciences, Inc.	2,484	70,546
†Beam Therapeutics, Inc.	1,208	20,548
†Biogen, Inc.	2,985	374,886
†BioMarin Pharmaceutical, Inc.	2,850	156,665
†Caribou Biosciences, Inc.	3,735	4,706
†Catalyst Pharmaceuticals, Inc.	2,500	54,250
†Celcuity, Inc.	961	12,829
†Cogent Biosciences, Inc.	2,478	17,792
†Cullinan Therapeutics, Inc.	2,469	18,592
†Day One Biopharmaceuticals, Inc.	1,142	7,423
†Denali Therapeutics, Inc.	3,237	45,286
†Design Therapeutics, Inc.	1,353	4,560
†Dynavax Technologies Corp.	3,870	38,390
†Editas Medicine, Inc.	2,173	4,781
†Emergent BioSolutions, Inc.	3,148	20,084
†Enanta Pharmaceuticals, Inc.	1,564	11,824
†Exact Sciences Corp.	2,539	134,922
†Exelixis, Inc.	13,346	588,225
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Fate Therapeutics, Inc.	2,609	$2,922
Gilead Sciences, Inc.	26,876	2,979,742
†GRAIL, Inc.	249	12,804
†Halozyme Therapeutics, Inc.	4,947	257,343
†HilleVax, Inc.	1,380	2,746
†ImmuCell Corp.	1,420	9,883
†Incyte Corp.	2,494	169,841
†Insmed, Inc.	1,584	159,414
†Intellia Therapeutics, Inc.	1,899	17,813
†Kalaris Therapeutics, Inc.	135	360
†KalVista Pharmaceuticals, Inc.	745	8,422
†Keros Therapeutics, Inc.	477	6,368
†Kiniksa Pharmaceuticals International PLC	1,095	30,299
†Kodiak Sciences, Inc.	240	895
†Krystal Biotech, Inc.	1,336	183,647
†Kura Oncology, Inc.	1,765	10,184
†Kymera Therapeutics, Inc.	977	42,636
†Lineage Cell Therapeutics, Inc.	4,300	3,902
†Lisata Therapeutics, Inc.	100	288
†MacroGenics, Inc.	2,522	3,052
†MannKind Corp.	9,847	36,828
†MediciNova, Inc.	6,693	8,768
†MeiraGTx Holdings PLC	2,724	17,760
†MiMedx Group, Inc.	2,928	17,890
†Moderna, Inc.	4,054	111,850
†Monte Rosa Therapeutics, Inc.	1,541	6,950
†Myriad Genetics, Inc.	4,356	23,130
†Natera, Inc.	617	104,236
†Neurocrine Biosciences, Inc.	1,790	224,985
†Nurix Therapeutics, Inc.	1,279	14,568
†Olema Pharmaceuticals, Inc.	2,287	9,743
†Organogenesis Holdings, Inc.	1,728	6,324
=†PDL BioPharma, Inc.	12,718	5,342
†Prothena Corp. PLC	2,185	13,263
†Puma Biotechnology, Inc.	3,378	11,587
†RAPT Therapeutics, Inc.	137	1,096
Regeneron Pharmaceuticals, Inc.	912	478,800
†REGENXBIO, Inc.	2,597	21,321
†Relay Therapeutics, Inc.	5,091	17,615
†Replimune Group, Inc.	2,843	26,411
†Rocket Pharmaceuticals, Inc.	1,401	3,432
†Roivant Sciences Ltd.	3,337	37,608
†Sage Therapeutics, Inc.	2,104	19,189
†Sarepta Therapeutics, Inc.	1,489	25,462
†Stoke Therapeutics, Inc.	1,500	17,025
†Summit Therapeutics, Inc.	1,672	35,580
†Sutro Biopharma, Inc.	1,578	1,127
†Twist Bioscience Corp.	505	18,579
†United Therapeutics Corp.	889	255,454
†Vanda Pharmaceuticals, Inc.	3,572	16,860
LVIP Dimensional U.S. Core Equity 2 Fund-5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Veracyte, Inc.	3,746	$101,254
†Vericel Corp.	871	37,061
†Vertex Pharmaceuticals, Inc.	1,045	465,234
†Verve Therapeutics, Inc.	1,676	18,821
†Vir Biotechnology, Inc.	5,566	28,053
†Voyager Therapeutics, Inc.	1,748	5,436
†Whitehawk Therapeutics, Inc.	1,704	3,186
†Xencor, Inc.	3,216	25,278
†Y-mAbs Therapeutics, Inc.	1,554	7,009
†Zentalis Pharmaceuticals, Inc.	2,690	3,120
		15,235,318
Broadline Retail–2.24%
†1stdibs.com, Inc.	2,522	6,936
†Amazon.com, Inc.	81,714	17,927,234
†Coupang, Inc.	12,695	380,342
Dillard's, Inc. Class A	727	303,762
eBay, Inc.	14,853	1,105,954
†Etsy, Inc.	2,104	105,537
Kohl's Corp.	6,087	51,618
Macy's, Inc.	12,975	151,289
†Ollie's Bargain Outlet Holdings, Inc.	2,449	322,729
		20,355,401
Building Products–1.19%
A.O. Smith Corp.	6,818	447,056
AAON, Inc.	2,793	205,984
Advanced Drainage Systems, Inc.	3,936	452,089
Allegion PLC	3,804	548,232
†American Woodmark Corp.	1,121	59,828
Apogee Enterprises, Inc.	1,507	61,184
Armstrong World Industries, Inc.	3,181	516,722
†AZEK Co., Inc.	3,729	202,671
AZZ, Inc.	1,791	169,214
†Builders FirstSource, Inc.	5,441	634,910
Carlisle Cos., Inc.	1,768	660,171
Carrier Global Corp.	10,035	734,462
CSW Industrials, Inc.	829	237,782
Fortune Brands Innovations, Inc.	5,662	291,480
†Gibraltar Industries, Inc.	1,628	96,052
Griffon Corp.	2,779	201,116
†Hayward Holdings, Inc.	9,286	128,147
Insteel Industries, Inc.	1,555	57,862
†Janus International Group, Inc.	851	6,927
†JELD-WEN Holding, Inc.	5,308	20,807
Johnson Controls International PLC	11,723	1,238,183
Lennox International, Inc.	964	552,603
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Masco Corp.	4,092	$263,361
†Masterbrand, Inc.	8,775	95,911
Owens Corning	3,284	451,616
Quanex Building Products Corp.	2,203	41,637
†Resideo Technologies, Inc.	9,867	217,666
Simpson Manufacturing Co., Inc.	1,976	306,893
Tecnoglass, Inc.	2,696	208,563
Trane Technologies PLC	1,769	773,778
†Trex Co., Inc.	5,817	316,328
UFP Industries, Inc.	3,773	374,885
Zurn Elkay Water Solutions Corp.	5,645	206,438
		10,780,558
Capital Markets–3.67%
Acadian Asset Management, Inc.	2,470	87,043
Affiliated Managers Group, Inc.	2,097	412,627
Ameriprise Financial, Inc.	3,718	1,984,408
ARES Management Corp. Class A	716	124,011
Artisan Partners Asset Management, Inc. Class A	4,953	219,566
Associated Capital Group, Inc. Class A	251	9,412
†B Riley Financial, Inc.	150	446
Bank of New York Mellon Corp.	12,123	1,104,527
BGC Group, Inc. Class A	17,890	183,015
Blackrock, Inc.	1,111	1,165,717
Blackstone, Inc.	2,879	430,641
Carlyle Group, Inc.	8,434	433,508
Cboe Global Markets, Inc.	2,564	597,950
Charles Schwab Corp.	19,020	1,735,385
CME Group, Inc.	2,854	786,619
Cohen & Steers, Inc.	2,732	205,856
†Coinbase Global, Inc. Class A	2,891	1,013,267
Diamond Hill Investment Group, Inc.	308	44,755
DigitalBridge Group, Inc.	3,985	41,245
Dominari Holdings, Inc.	700	3,808
†Donnelley Financial Solutions, Inc.	1,054	64,979
Evercore, Inc. Class A	1,614	435,812
FactSet Research Systems, Inc.	1,352	604,723
Federated Hermes, Inc.	5,483	243,007
Franklin Resources, Inc.	11,369	271,151
GCM Grosvenor, Inc. Class A	3,238	37,431
Goldman Sachs Group, Inc.	3,780	2,675,295
Hamilton Lane, Inc. Class A	937	133,166
†Heritage Global, Inc.	5,434	12,063
LVIP Dimensional U.S. Core Equity 2 Fund-6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Houlihan Lokey, Inc.	2,512	$452,034
Interactive Brokers Group, Inc. Class A	1,976	109,490
Intercontinental Exchange, Inc.	4,666	856,071
Invesco Ltd.	17,695	279,050
Janus Henderson Group PLC	10,713	416,093
Jefferies Financial Group, Inc.	9,882	540,447
KKR & Co., Inc.	5,125	681,779
Lazard, Inc.	3,096	148,546
LPL Financial Holdings, Inc.	2,880	1,079,914
MarketAxess Holdings, Inc.	898	200,559
Moelis & Co. Class A	584	36,395
Moody's Corp.	1,287	645,546
Morgan Stanley	17,527	2,468,853
Morningstar, Inc.	1,416	444,525
MSCI, Inc.	578	333,356
Nasdaq, Inc.	12,420	1,110,596
Northern Trust Corp.	5,451	691,132
†Open Lending Corp. Class A	5,162	10,014
Oppenheimer Holdings, Inc. Class A	765	50,314
Piper Sandler Cos.	1,038	288,502
PJT Partners, Inc. Class A	676	111,547
Raymond James Financial, Inc.	4,881	748,599
†Robinhood Markets, Inc. Class A	18,490	1,731,219
S&P Global, Inc.	2,436	1,284,478
SEI Investments Co.	6,387	573,936
Silvercrest Asset Management Group, Inc. Class A	997	15,812
State Street Corp.	7,100	755,014
Stifel Financial Corp.	5,283	548,270
†StoneX Group, Inc.	2,799	255,101
T. Rowe Price Group, Inc.	5,474	528,241
Tradeweb Markets, Inc. Class A	2,207	323,105
U.S. Global Investors, Inc. Class A	2,448	6,316
Victory Capital Holdings, Inc. Class A	2,310	147,078
Virtu Financial, Inc. Class A	5,162	231,206
Virtus Investment Partners, Inc.	420	76,188
Westwood Holdings Group, Inc.	439	6,848
WisdomTree, Inc.	10,540	121,315
		33,368,922
Chemicals–1.77%
AdvanSix, Inc.	2,562	60,848
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Air Products & Chemicals, Inc.	2,662	$750,844
Albemarle Corp.	2,615	163,882
†Alto Ingredients, Inc.	4,791	5,510
†American Vanguard Corp.	2,114	8,287
Ashland, Inc.	2,844	142,996
†Aspen Aerogels, Inc.	2,207	13,065
Avient Corp.	6,532	211,049
†Axalta Coating Systems Ltd.	14,806	439,590
Balchem Corp.	1,569	249,785
Cabot Corp.	3,948	296,100
Celanese Corp.	2,955	163,500
CF Industries Holdings, Inc.	8,984	826,528
Chemours Co.	1,030	11,794
Corteva, Inc.	12,005	894,733
Dow, Inc.	20,406	540,351
DuPont de Nemours, Inc.	9,282	636,652
Eastman Chemical Co.	4,406	328,952
Ecolab, Inc.	2,496	672,522
†Ecovyst, Inc.	6,127	50,425
Element Solutions, Inc.	15,224	344,824
FMC Corp.	2,470	103,123
Hawkins, Inc.	1,570	223,097
HB Fuller Co.	3,432	206,435
Huntsman Corp.	8,323	86,726
†Ingevity Corp.	1,015	43,736
Innospec, Inc.	1,414	118,903
International Flavors & Fragrances, Inc.	6,197	455,789
†Intrepid Potash, Inc.	1,283	45,842
Koppers Holdings, Inc.	1,060	34,079
Kronos Worldwide, Inc.	4,954	30,715
Linde PLC	6,516	3,057,177
†LSB Industries, Inc.	3,136	24,461
LyondellBasell Industries NV Class A	10,225	591,618
Mativ Holdings, Inc.	2,848	19,423
Minerals Technologies, Inc.	2,394	131,838
Mosaic Co.	11,514	420,031
NewMarket Corp.	588	406,226
Northern Technologies International Corp.	1,639	12,145
Olin Corp.	5,546	111,419
Orion SA	1,957	20,529
PPG Industries, Inc.	5,978	679,997
Quaker Chemical Corp.	243	27,201
†Rayonier Advanced Materials, Inc.	7,464	28,736
RPM International, Inc.	4,361	479,012
Scotts Miracle-Gro Co.	1,222	80,603
Sensient Technologies Corp.	2,141	210,931
Sherwin-Williams Co.	3,863	1,326,400
Stepan Co.	1,226	66,915
LVIP Dimensional U.S. Core Equity 2 Fund-7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Tronox Holdings PLC	8,735	$44,286
Westlake Corp.	2,453	186,256
		16,085,886
Commercial Services & Supplies–0.89%
ABM Industries, Inc.	4,513	213,059
ACCO Brands Corp.	7,956	28,482
Acme United Corp.	172	7,129
†ACV Auctions, Inc. Class A	1,930	31,305
Brady Corp. Class A	2,770	188,277
†BrightView Holdings, Inc.	3,756	62,537
Brink's Co.	2,259	201,706
†Casella Waste Systems, Inc. Class A	2,417	278,873
†CECO Environmental Corp.	1,187	33,604
†Cimpress PLC	912	42,864
Cintas Corp.	5,024	1,119,699
Civeo Corp.	630	14,547
†Clean Harbors, Inc.	3,360	776,765
†Copart, Inc.	7,575	371,705
Deluxe Corp.	3,259	51,851
†Driven Brands Holdings, Inc.	5,238	91,979
Ennis, Inc.	1,765	32,017
†Enviri Corp.	5,387	46,759
=†GCI Liberty, Inc.	5,698	0
†Healthcare Services Group, Inc.	4,016	60,361
HNI Corp.	2,783	136,868
Interface, Inc.	3,770	78,906
†Liquidity Services, Inc.	1,758	41,471
MillerKnoll, Inc.	3,111	60,416
†Montrose Environmental Group, Inc.	388	8,493
MSA Safety, Inc.	1,382	231,526
NL Industries, Inc.	2,090	13,376
†OPENLANE, Inc.	8,508	208,021
†Perma-Fix Environmental Services, Inc.	1,952	20,535
Quad/Graphics, Inc.	4,623	26,120
†Quest Resource Holding Corp.	2,058	4,157
Republic Services, Inc.	2,893	713,443
Rollins, Inc.	8,554	482,617
Steelcase, Inc. Class A	5,268	54,945
Tetra Tech, Inc.	9,705	348,992
UniFirst Corp.	1,034	194,620
Veralto Corp.	1,877	189,483
Vestis Corp.	4,936	28,283
Virco Mfg. Corp.	2,397	19,128
VSE Corp.	1,374	179,967
Waste Management, Inc.	6,129	1,402,438
		8,097,324
Communications Equipment–0.79%
†Applied Optoelectronics, Inc.	1,210	31,085
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Arista Networks, Inc.	4,170	$426,633
†Aviat Networks, Inc.	797	19,168
†BK Technologies Corp.	264	12,442
†Calix, Inc.	1,776	94,465
†Ciena Corp.	5,181	421,371
Cisco Systems, Inc.	47,942	3,326,216
†Clearfield, Inc.	826	35,857
†Comtech Telecommunications Corp.	2,049	5,020
†Digi International, Inc.	1,498	52,220
†F5, Inc.	2,057	605,416
†Franklin Wireless Corp.	1,415	5,915
†Harmonic, Inc.	6,256	59,244
Juniper Networks, Inc.	15,147	604,820
†KVH Industries, Inc.	2,253	12,009
†Lumentum Holdings, Inc.	2,780	264,267
Motorola Solutions, Inc.	1,946	818,215
†NETGEAR, Inc.	2,066	60,059
†NetScout Systems, Inc.	4,399	109,139
Network-1 Technologies, Inc.	11	13
†Ribbon Communications, Inc.	9,487	38,043
†Viavi Solutions, Inc.	13,191	132,833
		7,134,450
Construction & Engineering–0.94%
AECOM	4,436	500,647
†Ameresco, Inc. Class A	1,816	27,585
†API Group Corp.	5,216	266,277
Arcosa, Inc.	2,983	258,656
Argan, Inc.	567	125,012
†Bowman Consulting Group Ltd.	429	12,334
†Cadeler AS ADR	454	9,021
Comfort Systems USA, Inc.	1,631	874,559
Concrete Pumping Holdings, Inc.	5,143	31,629
†Construction Partners, Inc. Class A	2,150	228,502
†Dycom Industries, Inc.	2,115	516,885
EMCOR Group, Inc.	1,668	892,197
†Everus Construction Group, Inc.	3,233	205,392
†Fluor Corp.	7,505	384,781
Granite Construction, Inc.	2,572	240,508
†Great Lakes Dredge & Dock Corp.	4,650	56,683
†IES Holdings, Inc.	1,179	349,255
†Limbach Holdings, Inc.	231	32,363
†MasTec, Inc.	4,028	686,492
†Matrix Service Co.	2,351	31,762
†MYR Group, Inc.	457	82,923
†NWPX Infrastructure, Inc.	539	22,104
†Orion Group Holdings, Inc.	1,150	10,430
Primoris Services Corp.	3,772	293,990
LVIP Dimensional U.S. Core Equity 2 Fund-8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services, Inc.	2,839	$1,073,369
†Sterling Infrastructure, Inc.	2,101	484,764
†Tutor Perini Corp.	4,056	189,740
Valmont Industries, Inc.	1,274	416,050
WillScot Holdings Corp.	6,934	189,992
		8,493,902
Construction Materials–0.35%
CRH PLC	8,581	787,736
Eagle Materials, Inc.	2,156	435,749
†Knife River Corp.	3,233	263,942
Martin Marietta Materials, Inc.	1,265	694,435
†Smith-Midland Corp.	532	17,854
U.S. Lime & Minerals, Inc.	1,385	138,223
Vulcan Materials Co.	3,144	820,018
		3,157,957
Consumer Finance–1.10%
Ally Financial, Inc.	14,400	560,880
American Express Co.	9,571	3,052,958
†Atlanticus Holdings Corp.	351	19,217
Bread Financial Holdings, Inc.	3,301	188,553
Capital One Financial Corp.	10,219	2,174,195
†Credit Acceptance Corp.	393	200,206
†Encore Capital Group, Inc.	1,918	74,246
†Enova International, Inc.	1,922	214,341
†EZCORP, Inc. Class A	4,961	68,859
FirstCash Holdings, Inc.	2,903	392,311
†Green Dot Corp. Class A	3,291	35,477
†LendingClub Corp.	7,603	91,464
†LendingTree, Inc.	222	8,230
Navient Corp.	10,412	146,809
Nelnet, Inc. Class A	1,924	233,035
†NerdWallet, Inc. Class A	1,355	14,864
OneMain Holdings, Inc.	8,064	459,648
†PRA Group, Inc.	2,475	36,506
PROG Holdings, Inc.	2,966	87,052
Regional Management Corp.	567	16,562
SLM Corp.	14,620	479,390
†SoFi Technologies, Inc.	15,747	286,753
Synchrony Financial	15,408	1,028,330
†World Acceptance Corp.	626	103,365
		9,973,251
Consumer Staples Distribution & Retail–2.18%
Albertsons Cos., Inc. Class A	18,349	394,687
Andersons, Inc.	1,469	53,986
†BJ's Wholesale Club Holdings, Inc.	6,678	720,089
Casey's General Stores, Inc.	1,940	989,924
†Chefs' Warehouse, Inc.	2,397	152,953
Costco Wholesale Corp.	5,198	5,145,708
Dollar General Corp.	5,654	646,705
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Dollar Tree, Inc.	5,484	$543,135
†Grocery Outlet Holding Corp.	3,739	46,438
†HF Foods Group, Inc.	2,646	8,414
Ingles Markets, Inc. Class A	547	34,669
Kroger Co.	25,881	1,856,444
†Maplebear, Inc.	2,130	96,361
Natural Grocers by Vitamin Cottage, Inc.	1,933	75,870
†Performance Food Group Co.	6,896	603,193
PriceSmart, Inc.	1,820	191,173
SpartanNash Co.	2,442	64,689
†Sprouts Farmers Market, Inc.	5,886	969,071
Sysco Corp.	10,911	826,399
Target Corp.	12,199	1,203,431
†U.S. Foods Holding Corp.	10,600	816,306
†United Natural Foods, Inc.	3,773	87,949
Village Super Market, Inc. Class A	880	33,880
Walgreens Boots Alliance, Inc.	13,596	156,082
Walmart, Inc.	40,335	3,943,956
Weis Markets, Inc.	1,433	103,878
		19,765,390
Containers & Packaging–0.69%
Amcor PLC	101,375	931,636
AptarGroup, Inc.	3,230	505,269
Ardagh Metal Packaging SA	4,030	17,248
Avery Dennison Corp.	3,229	566,593
Ball Corp.	9,481	531,789
Crown Holdings, Inc.	6,510	670,400
Graphic Packaging Holding Co.	21,397	450,835
Greif, Inc. Class A	1,934	128,541
International Paper Co.	8,869	415,335
Myers Industries, Inc.	3,079	44,615
†O-I Glass, Inc.	8,101	119,409
Packaging Corp. of America	3,479	655,617
†Ranpak Holdings Corp.	874	3,120
Sealed Air Corp.	5,125	159,029
Silgan Holdings, Inc.	6,392	346,318
Smurfit WestRock PLC	8,446	364,445
Sonoco Products Co.	6,343	276,301
TriMas Corp.	3,116	89,149
		6,275,649
Distributors–0.15%
A-Mark Precious Metals, Inc.	1,222	27,104
Genuine Parts Co.	5,038	611,160
LKQ Corp.	7,912	292,823
Pool Corp.	1,296	377,758
Weyco Group, Inc.	507	16,812
		1,325,657
LVIP Dimensional U.S. Core Equity 2 Fund-9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.43%
ADT, Inc.	20,450	$173,212
†Adtalem Global Education, Inc.	2,932	373,038
†American Public Education, Inc.	1,456	44,350
†Bright Horizons Family Solutions, Inc.	2,461	304,155
Carriage Services, Inc.	1,652	75,562
†Chegg, Inc.	7,787	9,422
†Coursera, Inc.	6,556	57,431
†Frontdoor, Inc.	3,903	230,043
Graham Holdings Co. Class B	230	217,619
†Grand Canyon Education, Inc.	1,648	311,472
H&R Block, Inc.	4,416	242,394
†Laureate Education, Inc.	6,158	143,974
†Lincoln Educational Services Corp.	1,828	42,135
Matthews International Corp. Class A	1,679	40,145
OneSpaWorld Holdings Ltd.	3,672	74,872
Perdoceo Education Corp.	4,748	155,212
Service Corp. International	8,873	722,262
Strategic Education, Inc.	1,317	112,116
†Stride, Inc.	2,788	404,790
†Udemy, Inc.	4,933	34,679
†Universal Technical Institute, Inc.	3,313	112,278
		3,881,161
Diversified Telecommunication Services–0.85%
†Anterix, Inc.	1,166	29,908
AT&T, Inc.	125,523	3,632,636
ATN International, Inc.	1,118	18,167
†Bandwidth, Inc. Class A	2,154	34,249
†Frontier Communications Parent, Inc.	11,913	433,633
†Globalstar, Inc.	678	15,967
IDT Corp. Class B	1,774	121,200
Iridium Communications, Inc.	4,748	143,247
†Liberty Global Ltd. Class A	3,371	34,060
†Liberty Latin America Ltd. Class A	15,472	95,922
Shenandoah Telecommunications Co.	3,690	50,405
†Sunrise Communications AG Class A ADR	674	38,115
Verizon Communications, Inc.	71,076	3,075,459
		7,722,968
Electric Utilities–0.98%
ALLETE, Inc.	2,439	156,267
Alliant Energy Corp.	4,703	284,390
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	3,298	$342,200
Constellation Energy Corp.	1,799	580,645
Duke Energy Corp.	4,427	522,386
Edison International	6,178	318,785
Entergy Corp.	6,890	572,697
Evergy, Inc.	4,491	309,565
Eversource Energy	3,599	228,968
Exelon Corp.	6,430	279,191
FirstEnergy Corp.	10,192	410,330
Genie Energy Ltd. Class B	1,295	34,810
†Hawaiian Electric Industries, Inc.	4,111	43,700
IDACORP, Inc.	1,690	195,111
MGE Energy, Inc.	1,792	158,484
NextEra Energy, Inc.	9,866	684,898
NRG Energy, Inc.	6,847	1,099,491
OGE Energy Corp.	5,679	252,034
Otter Tail Corp.	1,231	94,898
PG&E Corp.	19,013	265,041
Pinnacle West Capital Corp.	2,967	265,457
Portland General Electric Co.	3,574	145,212
PPL Corp.	12,952	438,943
Southern Co.	6,267	575,499
TXNM Energy, Inc.	2,892	162,877
Xcel Energy, Inc.	6,584	448,370
		8,870,249
Electrical Equipment–0.96%
Acuity, Inc.	1,507	449,598
Allient, Inc.	1,137	41,284
†American Superconductor Corp.	1,700	62,373
AMETEK, Inc.	5,074	918,191
Atkore, Inc.	1,322	93,267
†Bloom Energy Corp. Class A	3,305	79,056
Eaton Corp. PLC	2,872	1,025,275
Emerson Electric Co.	5,414	721,849
EnerSys	2,594	222,487
†Fluence Energy, Inc.	1,964	13,178
†FuelCell Energy, Inc.	107	600
GE Vernova, Inc.	1,334	705,886
†Generac Holdings, Inc.	1,111	159,106
Hubbell, Inc.	1,700	694,297
LSI Industries, Inc.	457	7,774
†NEXTracker, Inc. Class A	1,018	55,349
nVent Electric PLC	6,731	493,046
Pioneer Power Solutions, Inc.	3,909	10,750
†Plug Power, Inc.	10,899	16,240
Powell Industries, Inc.	1,009	212,344
Preformed Line Products Co.	449	71,755
Regal Rexnord Corp.	3,222	467,061
Rockwell Automation, Inc.	2,883	957,646
LVIP Dimensional U.S. Core Equity 2 Fund-10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Sensata Technologies Holding PLC	1,784	$53,716
†Shoals Technologies Group, Inc. Class A	3,328	14,144
†Sunrun, Inc.	9,039	73,939
†Thermon Group Holdings, Inc.	1,686	47,343
†Ultralife Corp.	2,766	24,839
Vertiv Holdings Co. Class A	7,721	991,454
†Vicor Corp.	594	26,944
		8,710,791
Electronic Equipment, Instruments & Components–1.65%
Advanced Energy Industries, Inc.	2,367	313,628
†Airgain, Inc.	1,525	6,329
Amphenol Corp. Class A	12,752	1,259,260
†Arrow Electronics, Inc.	3,492	444,986
Avnet, Inc.	6,028	319,966
Badger Meter, Inc.	1,025	251,074
Bel Fuse, Inc. Class B	886	86,553
Belden, Inc.	2,450	283,710
Benchmark Electronics, Inc.	2,494	96,842
CDW Corp.	3,065	547,378
Climb Global Solutions, Inc.	332	35,494
†Coda Octopus Group, Inc.	2,420	19,796
Cognex Corp.	4,550	144,326
†Coherent Corp.	3,251	290,022
Corning, Inc.	20,441	1,074,992
Crane NXT Co.	3,186	171,725
CTS Corp.	2,254	96,043
†Daktronics, Inc.	2,615	39,539
†Data I/O Corp.	7,146	21,938
†ePlus, Inc.	1,924	138,720
†Fabrinet	1,742	513,333
†FARO Technologies, Inc.	842	36,981
†Flex Ltd.	16,245	810,950
Frequency Electronics, Inc.	783	17,782
†Identiv, Inc.	1,421	4,632
†Insight Enterprises, Inc.	1,479	204,228
†IPG Photonics Corp.	1,909	131,053
†Itron, Inc.	2,486	327,232
Jabil, Inc.	5,337	1,164,000
†Key Tronic Corp.	304	869
†Keysight Technologies, Inc.	3,967	650,033
†Kimball Electronics, Inc.	2,160	41,537
†Knowles Corp.	6,423	113,173
Littelfuse, Inc.	999	226,503
Methode Electronics, Inc.	2,176	20,694
†Mirion Technologies, Inc.	2,916	62,782
Napco Security Technologies, Inc.	1,100	32,659
†nLight, Inc.	1,778	34,991
†Novanta, Inc.	1,226	158,068
†OSI Systems, Inc.	1,009	226,884
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†PAR Technology Corp.	1,037	$71,937
PC Connection, Inc.	2,018	132,744
†Plexus Corp.	1,738	235,169
†Powerfleet, Inc. NJ	2,100	9,051
†Ralliant Corp.	2,468	119,673
Richardson Electronics Ltd.	916	8,839
†Rogers Corp.	803	54,989
†Sanmina Corp.	3,814	373,124
†ScanSource, Inc.	1,716	71,746
†SmartRent, Inc.	6,461	6,396
Taitron Components, Inc. Class A	4,409	9,876
TD SYNNEX Corp.	3,860	523,802
TE Connectivity PLC	5,077	856,338
†Teledyne Technologies, Inc.	1,192	610,674
†Trimble, Inc.	5,938	451,169
†TTM Technologies, Inc.	6,628	270,555
Vishay Intertechnology, Inc.	5,367	85,228
†Vishay Precision Group, Inc.	600	16,860
Vontier Corp.	8,718	321,694
†Zebra Technologies Corp. Class A	1,112	342,896
		14,993,465
Energy Equipment & Services–0.60%
Archrock, Inc.	9,631	239,138
Baker Hughes Co.	23,663	907,239
†Bristow Group, Inc.	1,323	43,619
Cactus, Inc. Class A	2,654	116,033
ChampionX Corp.	10,411	258,609
Core Laboratories, Inc.	2,200	25,344
†DMC Global, Inc.	551	4,441
†Expro Group Holdings NV	5,471	46,996
†Forum Energy Technologies, Inc.	380	7,399
†Geospace Technologies Corp.	1,182	16,855
†Gulf Island Fabrication, Inc.	6,318	42,015
Halliburton Co.	31,739	646,841
†Helix Energy Solutions Group, Inc.	9,426	58,818
Helmerich & Payne, Inc.	1,423	21,573
†Innovex International, Inc.	2,477	38,691
Liberty Energy, Inc.	8,157	93,642
†Mammoth Energy Services, Inc.	2,622	7,342
†Nabors Industries Ltd.	576	16,139
†Natural Gas Services Group, Inc.	679	17,525
Noble Corp. PLC	1,193	31,674
NOV, Inc.	15,674	194,828
†Oceaneering International, Inc.	6,032	124,983
†Oil States International, Inc.	5,610	30,070
†ProPetro Holding Corp.	3,633	21,689
LVIP Dimensional U.S. Core Equity 2 Fund-11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Ranger Energy Services, Inc. Class A	1,723	$20,573
RPC, Inc.	11,712	55,398
Schlumberger NV	30,933	1,045,535
†SEACOR Marine Holdings, Inc.	1,843	9,399
†Seadrill Ltd.	1,698	44,572
Select Water Solutions, Inc.	9,056	78,244
Solaris Energy Infrastructure, Inc. Class A	2,100	59,409
TechnipFMC PLC	17,349	597,500
†TETRA Technologies, Inc.	6,409	21,534
†Tidewater, Inc.	2,167	99,964
†Transocean Ltd.	37,899	98,158
†Valaris Ltd.	2,932	123,466
Weatherford International PLC	2,918	146,805
		5,412,060
Entertainment–1.07%
†Atlanta Braves Holdings, Inc. Class A	1,864	87,572
Cinemark Holdings, Inc.	7,781	234,831
†Cineverse Corp.	3,502	16,740
Electronic Arts, Inc.	3,894	621,872
†Eventbrite, Inc. Class A	2,663	7,004
†IMAX Corp.	3,593	100,460
†Liberty Media Corp.-Liberty Formula One Class A	5,244	543,066
†Liberty Media Corp.-Liberty Live Class A	2,366	190,833
†Lionsgate Studios Corp.	9,976	57,961
†Live Nation Entertainment, Inc.	2,936	444,158
†Madison Square Garden Entertainment Corp.	1,336	53,400
†Madison Square Garden Sports Corp.	597	124,743
Marcus Corp.	2,001	33,737
†Netflix, Inc.	1,994	2,670,225
†Reading International, Inc. Class A	1,404	1,881
†ROBLOX Corp. Class A	1,603	168,636
†Roku, Inc.	693	60,908
†Sphere Entertainment Co.	1,336	55,845
†Spotify Technology SA	400	306,936
†Starz Entertainment Corp.	664	10,670
†Take-Two Interactive Software, Inc.	2,338	567,783
TKO Group Holdings, Inc.	1,533	278,929
Walt Disney Co.	18,754	2,325,684
†Warner Bros Discovery, Inc.	59,390	680,609
Warner Music Group Corp. Class A	1,625	44,265
		9,688,748
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–3.77%
†Acacia Research Corp.	1,090	$3,902
†Affirm Holdings, Inc.	5,126	354,412
Apollo Global Management, Inc.	2,440	346,163
†AvidXchange Holdings, Inc.	4,871	47,687
†Berkshire Hathaway, Inc. Class B	15,703	7,628,046
†Block, Inc.	5,736	389,647
†Cantaloupe, Inc.	5,370	59,016
Cass Information Systems, Inc.	1,074	46,665
Corebridge Financial, Inc.	21,069	747,950
†Corpay, Inc.	2,986	990,815
Enact Holdings, Inc.	754	28,011
Equitable Holdings, Inc.	14,613	819,789
Essent Group Ltd.	7,232	439,199
†Euronet Worldwide, Inc.	2,790	282,850
EVERTEC, Inc.	938	33,815
Federal Agricultural Mortgage Corp. Class A	799	152,486
Fidelity National Information Services, Inc.	11,652	948,589
†Fiserv, Inc.	6,554	1,129,975
†Flywire Corp.	2,278	26,653
Global Payments, Inc.	5,357	428,774
Guild Holdings Co. Class A	733	14,491
†International Money Express, Inc.	2,069	20,876
Jack Henry & Associates, Inc.	2,482	447,182
Jackson Financial, Inc. Class A	3,823	339,444
†Marqeta, Inc. Class A	14,833	86,476
Mastercard, Inc. Class A	10,843	6,093,116
Merchants Bancorp	2,230	73,746
MGIC Investment Corp.	13,300	370,272
†Mr. Cooper Group, Inc.	5,193	774,848
†NCR Atleos Corp.	4,987	142,279
†NMI Holdings, Inc. Class A	4,487	189,307
†Onity Group, Inc.	526	20,078
†Paymentus Holdings, Inc. Class A	1,355	44,376
†Payoneer Global, Inc.	3,845	26,338
†PayPal Holdings, Inc.	14,868	1,104,990
†Paysafe Ltd.	2,000	25,240
PennyMac Financial Services, Inc.	2,498	248,901
Radian Group, Inc.	2,793	100,604
†Remitly Global, Inc.	3,561	66,840
†Repay Holdings Corp.	2,875	13,858
Rocket Cos., Inc. Class A	374	5,303
†Security National Financial Corp. Class A	1,425	14,036
†Shift4 Payments, Inc. Class A	1,881	186,426
†Toast, Inc. Class A	3,715	164,537
LVIP Dimensional U.S. Core Equity 2 Fund-12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Velocity Financial, Inc.	941	$17,446
Visa, Inc. Class A	21,946	7,791,927
Voya Financial, Inc.	5,476	388,796
Walker & Dunlop, Inc.	2,190	154,351
Waterstone Financial, Inc.	2,626	36,265
Western Union Co.	16,363	137,777
†WEX, Inc.	1,697	249,272
		34,253,842
Food Products–0.98%
Alico, Inc.	310	10,131
Archer-Daniels-Midland Co.	9,498	501,304
B&G Foods, Inc.	4,796	20,287
Bunge Global SA	4,864	390,482
Calavo Growers, Inc.	781	20,767
Cal-Maine Foods, Inc.	2,504	249,474
Campbell's Co.	11,132	341,196
Conagra Brands, Inc.	13,369	273,663
†Darling Ingredients, Inc.	4,241	160,904
Dole PLC	2,032	28,428
†Farmer Bros Co.	1,079	1,478
Flowers Foods, Inc.	11,732	187,477
Fresh Del Monte Produce, Inc.	3,707	120,181
†Freshpet, Inc.	2,140	145,434
General Mills, Inc.	11,622	602,136
†Hain Celestial Group, Inc.	1,056	1,605
Hershey Co.	4,012	665,791
Hormel Foods Corp.	10,944	331,056
Ingredion, Inc.	3,563	483,214
J&J Snack Foods Corp.	1,165	132,123
J.M. Smucker Co.	3,225	316,695
John B Sanfilippo & Son, Inc.	320	20,237
Kraft Heinz Co.	12,985	335,273
Lamb Weston Holdings, Inc.	4,444	230,421
Lancaster Colony Corp.	1,158	200,068
†Lifeway Foods, Inc.	699	17,230
Limoneira Co.	992	15,525
†Mama's Creations, Inc.	2,663	22,103
McCormick & Co., Inc.	6,304	477,824
†Mission Produce, Inc.	2,513	29,452
Mondelez International, Inc. Class A	14,242	960,481
Pilgrim's Pride Corp.	6,543	294,304
†Post Holdings, Inc.	3,653	398,287
Seaboard Corp.	37	105,864
†Seneca Foods Corp. Class A	364	36,921
†Simply Good Foods Co.	4,668	147,462
Tootsie Roll Industries, Inc.	1,794	60,009
†TreeHouse Foods, Inc.	2,070	40,199
Tyson Foods, Inc. Class A	7,116	398,069
Utz Brands, Inc.	1,872	23,494
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Vital Farms, Inc.	1,481	$57,048
WK Kellogg Co.	3,096	49,350
		8,903,447
Gas Utilities–0.21%
Atmos Energy Corp.	2,669	411,320
Chesapeake Utilities Corp.	908	109,160
MDU Resources Group, Inc.	12,934	215,610
National Fuel Gas Co.	3,166	268,192
New Jersey Resources Corp.	6,806	305,045
Northwest Natural Holding Co.	1,338	53,145
ONE Gas, Inc.	2,252	161,829
RGC Resources, Inc.	1,002	22,425
Southwest Gas Holdings, Inc.	1,839	136,803
Spire, Inc.	2,361	172,329
UGI Corp.	1,884	68,615
		1,924,473
Ground Transportation–1.05%
ArcBest Corp.	925	71,234
†Avis Budget Group, Inc.	548	92,639
Covenant Logistics Group, Inc.	1,918	46,243
CSX Corp.	40,368	1,317,208
Heartland Express, Inc.	3,986	34,439
†Hertz Global Holdings, Inc.	13,464	91,959
JB Hunt Transport Services, Inc.	3,912	561,763
Knight-Swift Transportation Holdings, Inc.	7,530	333,052
Landstar System, Inc.	2,051	285,130
Marten Transport Ltd.	4,686	60,871
Norfolk Southern Corp.	3,753	960,655
Old Dominion Freight Line, Inc.	4,613	748,690
†PAMT Corp.	2,728	35,109
†RXO, Inc.	4,881	76,729
Ryder System, Inc.	3,059	486,381
†Saia, Inc.	580	158,914
Schneider National, Inc. Class B	5,218	126,015
†Uber Technologies, Inc.	6,139	572,769
†U-Haul Holding Co.	7,427	409,582
Union Pacific Corp.	9,984	2,297,119
Universal Logistics Holdings, Inc.	2,167	54,998
Werner Enterprises, Inc.	3,088	84,488
†XPO, Inc.	4,881	616,422
		9,522,409
Health Care Equipment & Supplies–1.66%
Abbott Laboratories	15,769	2,144,742
†Accuray, Inc.	4,267	5,846
†Align Technology, Inc.	1,078	204,098
LVIP Dimensional U.S. Core Equity 2 Fund-13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†AngioDynamics, Inc.	3,064	$30,395
†Apyx Medical Corp.	3,118	7,015
†Artivion, Inc.	2,557	79,523
†AtriCure, Inc.	1,808	59,248
†Avanos Medical, Inc.	2,882	35,276
†Axogen, Inc.	1,694	18,380
Baxter International, Inc.	12,243	370,718
Becton Dickinson & Co.	5,208	897,078
†Bioventus, Inc. Class A	5,653	37,423
†Boston Scientific Corp.	10,292	1,105,464
CONMED Corp.	1,545	80,464
†Cooper Cos., Inc.	4,032	286,917
Dentsply Sirona, Inc.	5,874	93,279
†Dexcom, Inc.	1,914	167,073
†Edwards Lifesciences Corp.	5,022	392,771
†Electromed, Inc.	1,109	24,387
Embecta Corp.	547	5,300
†Enovis Corp.	2,217	69,525
†Envista Holdings Corp.	7,903	154,425
†enVVeno Medical Corp.	1,679	6,699
†FONAR Corp.	558	8,348
GE HealthCare Technologies, Inc.	10,877	805,659
†Globus Medical, Inc. Class A	570	33,641
†Haemonetics Corp.	1,802	134,447
†Hologic, Inc.	4,995	325,474
†ICU Medical, Inc.	685	90,523
†IDEXX Laboratories, Inc.	1,562	837,763
†Inogen, Inc.	962	6,763
†Inspire Medical Systems, Inc.	204	26,473
†Insulet Corp.	1,078	338,686
†Integer Holdings Corp.	2,023	248,768
†Integra LifeSciences Holdings Corp.	3,804	46,675
†Intuitive Surgical, Inc.	1,027	558,082
iRadimed Corp.	396	23,677
†Kewaunee Scientific Corp.	820	48,134
†Lantheus Holdings, Inc.	3,065	250,901
LeMaitre Vascular, Inc.	1,009	83,797
†LENSAR, Inc.	965	12,709
†LivaNova PLC	3,030	136,411
†Masimo Corp.	1,588	267,133
Medtronic PLC	10,996	958,521
†Merit Medical Systems, Inc.	3,063	286,329
†Neogen Corp.	1,243	5,942
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	43,953
†OraSure Technologies, Inc.	3,929	11,787
†Orchestra BioMed Holdings, Inc.	5,064	13,572
†Orthofix Medical, Inc.	1,905	21,241
†OrthoPediatrics Corp.	500	10,740
†Penumbra, Inc.	250	64,157
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†QuidelOrtho Corp.	361	$10,404
ResMed, Inc.	2,840	732,720
†Semler Scientific, Inc.	194	7,516
†SI-BONE, Inc.	200	3,764
†Sight Sciences, Inc.	2,357	9,734
†Solventum Corp.	678	51,420
†STAAR Surgical Co.	327	5,487
STERIS PLC	2,373	570,042
Stryker Corp.	2,428	960,590
†Surmodics, Inc.	576	17,113
†Tactile Systems Technology, Inc.	2,636	26,729
Teleflex, Inc.	1,357	160,614
†UFP Technologies, Inc.	419	102,303
Utah Medical Products, Inc.	304	17,304
†Varex Imaging Corp.	2,809	24,354
Zimmer Biomet Holdings, Inc.	4,704	429,052
†Zimvie, Inc.	470	4,394
		15,109,892
Health Care Providers & Services–2.06%
†Acadia Healthcare Co., Inc.	3,719	84,384
†AdaptHealth Corp.	3,161	29,808
†Addus HomeCare Corp.	1,037	119,452
†agilon health, Inc.	5,592	12,862
†Amedisys, Inc.	1,959	192,746
†AMN Healthcare Services, Inc.	1,557	32,183
†Astrana Health, Inc.	3,028	75,337
†Brookdale Senior Living, Inc.	14,577	101,456
Cardinal Health, Inc.	4,032	677,376
†Castle Biosciences, Inc.	800	16,336
Cencora, Inc.	3,490	1,046,476
†Centene Corp.	11,157	605,602
Chemed Corp.	794	386,622
Cigna Group	4,134	1,366,618
†Community Health Systems, Inc.	5,888	20,019
Concentra Group Holdings Parent, Inc.	4,726	97,214
†CorVel Corp.	2,709	278,431
†Cross Country Healthcare, Inc.	2,183	28,488
CVS Health Corp.	13,142	906,535
†DaVita, Inc.	3,121	444,586
Elevance Health, Inc.	2,875	1,118,260
Encompass Health Corp.	6,292	771,588
†Enhabit, Inc.	3,856	37,172
Ensign Group, Inc.	3,180	490,547
†Fulgent Genetics, Inc.	885	17,594
HCA Healthcare, Inc.	1,075	411,832
†HealthEquity, Inc.	3,352	351,156
†Henry Schein, Inc.	4,163	304,107
Humana, Inc.	1,871	457,422
LVIP Dimensional U.S. Core Equity 2 Fund-14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†InfuSystem Holdings, Inc.	1,714	$10,695
†Joint Corp.	300	3,462
Labcorp Holdings, Inc.	2,170	569,647
†LifeStance Health Group, Inc.	3,574	18,478
McKesson Corp.	685	501,954
†ModivCare, Inc.	1,393	4,346
†Molina Healthcare, Inc.	1,694	504,643
National HealthCare Corp.	1,163	124,453
National Research Corp.	1,656	27,821
†NeoGenomics, Inc.	5,840	42,690
†OPKO Health, Inc.	13,338	17,606
†Option Care Health, Inc.	5,646	183,382
†Owens & Minor, Inc.	4,089	37,210
†Pediatrix Medical Group, Inc.	5,330	76,486
†Pennant Group, Inc.	1,314	39,223
†Performant Healthcare, Inc.	4,544	18,176
Premier, Inc. Class A	5,444	119,387
†Privia Health Group, Inc.	1,012	23,276
†Progyny, Inc.	600	13,200
Quest Diagnostics, Inc.	2,834	509,071
†RadNet, Inc.	3,063	174,315
Select Medical Holdings Corp.	5,857	88,909
†Surgery Partners, Inc.	4,969	110,461
†Tenet Healthcare Corp.	5,353	942,128
U.S. Physical Therapy, Inc.	363	28,387
UnitedHealth Group, Inc.	11,152	3,479,089
Universal Health Services, Inc. Class B	3,178	575,695
		18,726,399
Health Care Technology–0.10%
†American Well Corp. Class A	263	2,338
†Certara, Inc.	8,926	104,434
†Definitive Healthcare Corp.	3,780	14,742
†Doximity, Inc. Class A	1,110	68,087
†Evolent Health, Inc. Class A	6,148	69,226
†GoodRx Holdings, Inc. Class A	4,994	24,870
†Health Catalyst, Inc.	2,400	9,048
HealthStream, Inc.	2,713	75,069
†OptimizeRx Corp.	1,975	26,663
†Schrodinger, Inc.	1,902	38,268
Simulations Plus, Inc.	804	14,030
†Teladoc Health, Inc.	6,301	54,882
†TruBridge, Inc.	313	7,330
†Veeva Systems, Inc. Class A	1,418	408,356
		917,343
Hotels, Restaurants & Leisure–1.98%
†Airbnb, Inc. Class A	2,098	277,649
Aramark	9,872	413,341
†Biglari Holdings, Inc. Class A	136	45,281
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†BJ's Restaurants, Inc.	1,840	$82,064
Bloomin' Brands, Inc.	3,646	31,392
Booking Holdings, Inc.	184	1,065,220
Boyd Gaming Corp.	2,528	197,765
†Brinker International, Inc.	1,880	339,020
†Caesars Entertainment, Inc.	5,797	164,577
†Carnival Corp.	27,670	778,080
†Cava Group, Inc.	1,216	102,424
Cheesecake Factory, Inc.	3,354	210,162
†Chipotle Mexican Grill, Inc.	15,150	850,672
Choice Hotels International, Inc.	2,146	272,284
Churchill Downs, Inc.	2,699	272,599
Cracker Barrel Old Country Store, Inc.	903	55,155
Darden Restaurants, Inc.	2,981	649,769
†Dave & Buster's Entertainment, Inc.	1,895	57,002
†Denny's Corp.	3,911	16,035
Dine Brands Global, Inc.	552	13,430
Domino's Pizza, Inc.	622	280,273
†DoorDash, Inc. Class A	1,051	259,082
†DraftKings, Inc. Class A	3,203	137,377
†Dutch Bros, Inc. Class A	1,973	134,894
†El Pollo Loco Holdings, Inc.	3,403	37,467
Expedia Group, Inc.	3,045	513,631
†First Watch Restaurant Group, Inc.	3,027	48,553
†Flutter Entertainment PLC	1,779	508,367
†Global Business Travel Group I	5,626	35,444
Golden Entertainment, Inc.	647	19,041
†Hilton Grand Vacations, Inc.	4,987	207,110
Hilton Worldwide Holdings, Inc.	1,452	386,726
Hyatt Hotels Corp. Class A	1,426	199,141
International Game Technology PLC	3,976	62,861
Krispy Kreme, Inc.	6,170	17,955
†Kura Sushi USA, Inc. Class A	610	52,509
Las Vegas Sands Corp.	14,408	626,892
†Life Time Group Holdings, Inc.	4,075	123,595
†Light & Wonder, Inc.	3,487	335,659
†Lindblad Expeditions Holdings, Inc.	3,554	41,475
Marriott International, Inc. Class A	1,399	382,221
Marriott Vacations Worldwide Corp.	1,552	112,225
McDonald's Corp.	3,743	1,093,592
†MGM Resorts International	7,173	246,679
Nathan's Famous, Inc.	298	32,953
†Norwegian Cruise Line Holdings Ltd.	11,656	236,384
LVIP Dimensional U.S. Core Equity 2 Fund-15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Papa John's International, Inc.	828	$40,522
†Penn Entertainment, Inc.	3,322	59,364
†Planet Fitness, Inc. Class A	2,230	243,181
†PlayAGS, Inc.	1,440	17,986
†Portillo's, Inc. Class A	1,400	16,338
†Potbelly Corp.	1,460	17,885
†Pursuit Attractions & Hospitality, Inc.	1,218	35,115
Red Rock Resorts, Inc. Class A	2,753	143,239
Royal Caribbean Cruises Ltd.	6,683	2,092,715
†Sabre Corp.	5,918	18,701
†Shake Shack, Inc. Class A	835	117,401
Starbucks Corp.	6,314	578,552
†Sweetgreen, Inc. Class A	7,756	115,409
Texas Roadhouse, Inc.	3,420	640,942
Travel & Leisure Co.	3,346	172,687
†United Parks & Resorts, Inc.	481	22,679
Vail Resorts, Inc.	1,881	295,561
Wendy's Co.	10,118	115,548
Wingstop, Inc.	778	261,984
Wyndham Hotels & Resorts, Inc.	4,003	325,084
Wynn Resorts Ltd.	1,444	135,259
Yum! Brands, Inc.	3,499	518,482
		18,010,661
Household Durables–1.01%
Bassett Furniture Industries, Inc.	722	10,974
†Beazer Homes USA, Inc.	2,298	51,406
†Cavco Industries, Inc.	442	192,018
Century Communities, Inc.	1,989	112,020
†Champion Homes, Inc.	2,886	180,692
Dr. Horton, Inc.	5,753	741,677
†Dream Finders Homes, Inc. Class A	1,113	27,970
Ethan Allen Interiors, Inc.	1,750	48,738
Flexsteel Industries, Inc.	419	15,097
Garmin Ltd.	4,554	950,511
†GoPro, Inc. Class A	2,100	1,590
†Green Brick Partners, Inc.	3,200	201,216
Hamilton Beach Brands Holding Co. Class A	652	11,664
†Helen of Troy Ltd.	919	26,081
Hooker Furnishings Corp.	831	8,792
†Hovnanian Enterprises, Inc. Class A	551	57,607
Installed Building Products, Inc.	1,646	296,807
KB Home	5,148	272,690
La-Z-Boy, Inc.	3,008	111,807
†Legacy Housing Corp.	594	13,460
Leggett & Platt, Inc.	7,210	64,313
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Lennar Corp. Class A	5,327	$586,202
†LGI Homes, Inc.	1,190	61,309
Lifetime Brands, Inc.	785	4,004
†Lovesac Co.	603	10,975
†M/I Homes, Inc.	1,091	122,323
Meritage Homes Corp.	4,650	311,410
†Mohawk Industries, Inc.	2,110	221,212
Newell Brands, Inc.	22,715	122,661
†NVR, Inc.	121	893,665
PulteGroup, Inc.	6,892	726,830
†Purple Innovation, Inc.	800	583
†SharkNinja, Inc.	3,328	329,439
Somnigroup International, Inc.	8,821	600,269
†Sonos, Inc.	2,987	32,289
†Taylor Morrison Home Corp.	6,223	382,217
Toll Brothers, Inc.	4,709	537,438
†TopBuild Corp.	1,912	618,991
†Tri Pointe Homes, Inc.	6,232	199,112
†Universal Electronics, Inc.	867	5,740
Whirlpool Corp.	480	48,682
		9,212,481
Household Products–0.78%
†Central Garden & Pet Co.	3,810	122,693
Church & Dwight Co., Inc.	5,791	556,573
Clorox Co.	2,258	271,118
Colgate-Palmolive Co.	5,992	544,673
Energizer Holdings, Inc.	3,912	78,866
Kimberly-Clark Corp.	5,037	649,370
Oil-Dri Corp. of America	564	33,270
Procter & Gamble Co.	28,240	4,499,197
Reynolds Consumer Products, Inc.	1,427	30,566
Spectrum Brands Holdings, Inc.	1,953	103,509
WD-40 Co.	775	176,770
		7,066,605
Independent Power and Renewable Electricity Producers–0.31%
AES Corp.	8,298	87,295
Brookfield Renewable Corp.	2,401	78,705
Clearway Energy, Inc. Class A	5,540	173,789
†Montauk Renewables, Inc.	2,515	5,583
Ormat Technologies, Inc.	2,822	236,371
Vistra Corp.	11,274	2,185,014
		2,766,757
Industrial Conglomerates–0.26%
3M Co.	5,816	885,428
Honeywell International, Inc.	6,337	1,475,760
		2,361,188
Insurance–3.39%
Aflac, Inc.	8,193	864,034
LVIP Dimensional U.S. Core Equity 2 Fund-16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Allstate Corp.	5,808	$1,169,208
†Ambac Financial Group, Inc.	2,234	15,861
American Financial Group, Inc.	4,150	523,772
American International Group, Inc.	13,308	1,139,032
AMERISAFE, Inc.	1,468	64,196
Aon PLC Class A	1,388	495,183
Arch Capital Group Ltd.	10,534	959,121
Arthur J Gallagher & Co.	2,027	648,883
Assurant, Inc.	2,716	536,383
Assured Guaranty Ltd.	3,781	329,325
Axis Capital Holdings Ltd.	5,052	524,499
†Baldwin Insurance Group, Inc.	2,221	95,081
†Brighthouse Financial, Inc.	2,418	130,016
Brown & Brown, Inc.	6,490	719,546
Chubb Ltd.	4,176	1,209,871
Cincinnati Financial Corp.	3,762	560,237
CNO Financial Group, Inc.	6,176	238,270
Crawford & Co. Class A	3,914	41,061
Donegal Group, Inc. Class A	996	19,945
†eHealth, Inc.	1,543	6,712
Employers Holdings, Inc.	2,097	98,936
†Enstar Group Ltd.	1,075	361,587
Erie Indemnity Co. Class A	691	239,632
Everest Group Ltd.	1,231	418,355
F&G Annuities & Life, Inc.	1,138	36,393
Fidelity National Financial, Inc.	11,124	623,611
First American Financial Corp.	5,770	354,220
†Genworth Financial, Inc. Class A	22,919	178,310
Globe Life, Inc.	5,229	649,912
Goosehead Insurance, Inc. Class A	189	19,941
†Greenlight Capital Re Ltd. Class A	1,907	27,404
Hanover Insurance Group, Inc.	2,649	449,986
Hartford Insurance Group, Inc.	11,450	1,452,661
HCI Group, Inc.	887	135,001
†Heritage Insurance Holdings, Inc.	4,237	105,671
Horace Mann Educators Corp.	2,359	101,366
Investors Title Co.	124	26,201
James River Group Holdings Ltd.	1,705	9,991
Kemper Corp.	3,591	231,763
†Kestrel Group Ltd.	276	7,320
Kinsale Capital Group, Inc.	763	369,216
Loews Corp.	5,944	544,827
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Markel Group, Inc.	350	$699,076
Marsh & McLennan Cos., Inc.	5,181	1,132,774
Mercury General Corp.	3,824	257,508
MetLife, Inc.	17,668	1,420,861
†NI Holdings, Inc.	863	10,995
Old Republic International Corp.	12,402	476,733
†Oscar Health, Inc. Class A	7,674	164,531
†Palomar Holdings, Inc.	463	71,418
Primerica, Inc.	2,389	653,798
Principal Financial Group, Inc.	7,348	583,652
†ProAssurance Corp.	3,203	73,124
Progressive Corp.	5,839	1,558,196
Prudential Financial, Inc.	8,824	948,051
Reinsurance Group of America, Inc.	2,470	489,949
RenaissanceRe Holdings Ltd.	2,081	505,475
RLI Corp.	4,674	337,556
Safety Insurance Group, Inc.	1,159	92,013
Selective Insurance Group, Inc.	2,641	228,843
†Selectquote, Inc.	567	1,349
†SiriusPoint Ltd.	7,714	157,288
†Skyward Specialty Insurance Group, Inc.	1,855	107,200
Stewart Information Services Corp.	1,688	109,889
Tiptree, Inc.	1,600	37,728
Travelers Cos., Inc.	5,095	1,363,116
†Trupanion, Inc.	433	23,967
United Fire Group, Inc.	2,034	58,376
Universal Insurance Holdings, Inc.	1,326	36,770
Unum Group	9,329	753,410
W.R. Berkley Corp.	8,651	635,589
White Mountains Insurance Group Ltd.	179	321,434
Willis Towers Watson PLC	2,493	764,104
		30,807,313
Interactive Media & Services–5.62%
Alphabet, Inc. Class A	142,455	25,178,127
†Angi, Inc.	163	2,487
†Bumble, Inc. Class A	6,388	42,097
†Cargurus, Inc.	2,955	98,904
†Cars.com, Inc.	3,451	40,894
†DHI Group, Inc.	3,155	9,370
†EverQuote, Inc. Class A	500	12,090
†fuboTV, Inc.	8,998	34,732
Match Group, Inc.	3,950	122,016
Meta Platforms, Inc. Class A	33,506	24,730,444
†Pinterest, Inc. Class A	6,587	236,210
†QuinStreet, Inc.	3,300	53,130
Shutterstock, Inc.	1,614	30,601
LVIP Dimensional U.S. Core Equity 2 Fund-17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Snap, Inc. Class A	9,587	$83,311
†TripAdvisor, Inc.	6,188	80,753
†TrueCar, Inc.	6,947	13,199
†Vimeo, Inc.	4,300	17,372
†Yelp, Inc.	2,364	81,014
†Zedge, Inc. Class B	591	2,370
†Ziff Davis, Inc.	1,954	59,148
†ZoomInfo Technologies, Inc.	7,341	74,291
		51,002,560
IT Services–1.32%
Accenture PLC Class A	6,134	1,833,391
†Akamai Technologies, Inc.	4,082	325,580
Amdocs Ltd.	4,487	409,394
†ASGN, Inc.	2,517	125,674
†Cloudflare, Inc. Class A	488	95,565
Cognizant Technology Solutions Corp. Class A	10,584	825,870
†Crexendo, Inc.	2,357	14,307
†DigitalOcean Holdings, Inc.	1,949	55,664
†DXC Technology Co.	7,838	119,843
†EPAM Systems, Inc.	977	172,753
†Fastly, Inc. Class A	5,634	39,776
†Gartner, Inc.	1,820	735,680
†Globant SA	1,310	119,000
†GoDaddy, Inc. Class A	2,711	488,143
†Grid Dynamics Holdings, Inc.	2,155	24,890
Hackett Group, Inc.	2,748	69,854
Information Services Group, Inc.	2,900	13,920
International Business Machines Corp.	15,486	4,564,963
†Kyndryl Holdings, Inc.	8,035	337,149
†MongoDB, Inc.	840	176,392
†Okta, Inc.	2,727	272,618
†Research Solutions, Inc.	3,554	10,200
†Snowflake, Inc. Class A	1,029	230,259
†Twilio, Inc. Class A	4,149	515,970
†Unisys Corp.	1,659	7,515
VeriSign, Inc.	1,380	398,544
		11,982,914
Leisure Products–0.17%
Acushnet Holdings Corp.	4,495	327,326
†American Outdoor Brands, Inc.	1,803	18,841
Brunswick Corp.	2,522	139,315
†Funko, Inc. Class A	1,250	5,950
Hasbro, Inc.	4,346	320,822
JAKKS Pacific, Inc.	616	12,800
Johnson Outdoors, Inc. Class A	436	13,198
†Malibu Boats, Inc. Class A	1,084	33,973
Marine Products Corp.	2,133	18,152
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†MasterCraft Boat Holdings, Inc.	1,000	$18,580
†Mattel, Inc.	18,315	361,172
†Outdoor Holding Co.	8,400	10,752
Polaris, Inc.	2,368	96,259
Smith & Wesson Brands, Inc.	2,575	22,351
†Topgolf Callaway Brands Corp.	7,331	59,014
†YETI Holdings, Inc.	3,440	108,429
		1,566,934
Life Sciences Tools & Services–0.78%
†10X Genomics, Inc. Class A	1,470	17,023
†Adaptive Biotechnologies Corp.	4,172	48,604
Agilent Technologies, Inc.	5,210	614,832
†Alpha Teknova, Inc.	1,800	8,838
†Avantor, Inc.	13,009	175,101
†Azenta, Inc.	1,794	55,219
†BioLife Solutions, Inc.	3,097	66,709
†Bio-Rad Laboratories, Inc. Class A	570	137,552
Bio-Techne Corp.	2,920	150,234
Bruker Corp.	5,255	216,506
†Champions Oncology, Inc.	1,317	9,706
†Charles River Laboratories International, Inc.	1,615	245,044
†CryoPort, Inc.	2,671	19,926
†Cytek Biosciences, Inc.	2,976	10,118
Danaher Corp.	4,618	912,240
†Fortrea Holdings, Inc.	3,037	15,003
†ICON PLC	90	13,090
†Illumina, Inc.	1,950	186,049
†IQVIA Holdings, Inc.	4,967	782,750
†Maravai LifeSciences Holdings, Inc. Class A	5,321	12,824
†Medpace Holdings, Inc.	1,288	404,252
Mesa Laboratories, Inc.	221	20,823
†Mettler-Toledo International, Inc.	322	378,260
†Nautilus Biotechnology, Inc.	5,121	3,712
†OmniAb, Inc.	4,454	7,750
†Pacific Biosciences of California, Inc.	7,405	9,182
†Quanterix Corp.	1,218	8,100
†Repligen Corp.	1,464	182,092
Revvity, Inc.	2,954	285,711
†Seer, Inc.	2,828	6,052
†Sotera Health Co.	12,699	141,213
Thermo Fisher Scientific, Inc.	3,038	1,231,787
†Waters Corp.	1,354	472,600
West Pharmaceutical Services, Inc.	1,251	273,719
		7,122,621
LVIP Dimensional U.S. Core Equity 2 Fund-18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–2.95%
†3D Systems Corp.	6,912	$10,645
AGCO Corp.	3,171	327,120
Alamo Group, Inc.	568	124,040
Albany International Corp. Class A	1,256	88,083
Allison Transmission Holdings, Inc.	6,065	576,114
Astec Industries, Inc.	1,462	60,951
Atmus Filtration Technologies, Inc.	1,726	62,861
†Blue Bird Corp.	812	35,046
Caterpillar, Inc.	6,914	2,684,084
†Chart Industries, Inc.	485	79,855
Chicago Rivet & Machine Co.	189	2,312
CNH Industrial NV	43,442	563,008
Columbus McKinnon Corp.	1,631	24,905
†Commercial Vehicle Group, Inc.	4,182	6,942
Crane Co.	2,254	428,012
Cummins, Inc.	3,231	1,058,153
Deere & Co.	4,430	2,252,611
Donaldson Co., Inc.	7,885	546,825
Douglas Dynamics, Inc.	1,386	40,845
Dover Corp.	3,170	580,839
Eastern Co.	515	11,752
†Energy Recovery, Inc.	2,984	38,136
Enerpac Tool Group Corp.	2,890	117,218
Enpro, Inc.	1,403	268,745
Esab Corp.	2,239	269,911
ESCO Technologies, Inc.	1,491	286,078
Federal Signal Corp.	3,403	362,147
Flowserve Corp.	6,513	340,956
Fortive Corp.	7,404	385,971
Franklin Electric Co., Inc.	2,494	223,812
†Gates Industrial Corp. PLC	3,772	86,869
†Gencor Industries, Inc.	1,204	16,856
Gorman-Rupp Co.	2,146	78,801
Graco, Inc.	3,675	315,940
†Graham Corp.	501	24,805
Greenbrier Cos., Inc.	1,954	89,982
Helios Technologies, Inc.	1,979	66,039
Hillenbrand, Inc.	2,630	52,784
†Hillman Solutions Corp.	9,490	67,759
†Hurco Cos., Inc.	300	5,670
Hyster-Yale, Inc.	834	33,177
IDEX Corp.	1,637	287,408
Illinois Tool Works, Inc.	5,511	1,362,595
Ingersoll Rand, Inc.	8,229	684,488
ITT, Inc.	3,824	599,718
JBT Marel Corp.	270	32,470
Kadant, Inc.	745	236,500
Kennametal, Inc.	5,039	115,695
†L.B. Foster Co. Class A	762	16,665
Lincoln Electric Holdings, Inc.	3,420	709,034
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lindsay Corp.	475	$68,519
Luxfer Holdings PLC	1,289	15,700
†Manitowoc Co., Inc.	3,195	38,404
†Mayville Engineering Co., Inc.	557	8,890
†Middleby Corp.	2,587	372,528
Miller Industries, Inc.	637	28,321
Mueller Industries, Inc.	5,679	451,310
Mueller Water Products, Inc. Class A	8,420	202,417
†NN, Inc.	5,648	11,861
Nordson Corp.	1,271	272,464
Omega Flex, Inc.	460	14,895
Oshkosh Corp.	3,866	438,946
Otis Worldwide Corp.	6,517	645,313
PACCAR, Inc.	10,527	1,000,697
Parker-Hannifin Corp.	1,175	820,702
Park-Ohio Holdings Corp.	1,241	22,164
Pentair PLC	7,979	819,124
†Proto Labs, Inc.	1,067	42,723
†RBC Bearings, Inc.	700	269,360
REV Group, Inc.	3,787	180,223
Shyft Group, Inc.	2,371	29,732
Snap-on, Inc.	1,224	380,884
†SPX Technologies, Inc.	2,852	478,223
Standex International Corp.	630	98,582
Stanley Black & Decker, Inc.	4,384	297,016
†Stratasys Ltd.	1,800	20,646
Tennant Co.	1,373	106,380
Terex Corp.	2,159	100,804
Timken Co.	4,369	316,971
Toro Co.	3,648	257,841
Trinity Industries, Inc.	6,363	171,865
Twin Disc, Inc.	600	5,298
Wabash National Corp.	2,605	27,691
Watts Water Technologies, Inc. Class A	1,597	392,686
Westinghouse Air Brake Technologies Corp.	3,909	818,349
Worthington Enterprises, Inc.	2,613	166,291
Xylem, Inc.	5,153	666,592
		26,801,644
Marine Transportation–0.09%
†Costamare Bulkers Holdings Ltd.	1,271	11,020
Costamare, Inc.	6,357	57,912
Genco Shipping & Trading Ltd.	2,086	27,264
†Kirby Corp.	4,034	457,496
Matson, Inc.	2,201	245,081
Pangaea Logistics Solutions Ltd.	3,860	18,142
		816,915
LVIP Dimensional U.S. Core Equity 2 Fund-19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.98%
†Advantage Solutions, Inc.	5,958	$7,865
†Altice USA, Inc. Class A	10,271	21,980
†AMC Networks, Inc. Class A	1,659	10,402
†Boston Omaha Corp. Class A	1,027	14,419
Cable One, Inc.	196	26,619
†Cardlytics, Inc.	5,823	9,579
†Charter Communications, Inc. Class A	3,584	1,465,175
Comcast Corp. Class A	64,481	2,301,327
†DoubleVerify Holdings, Inc.	2,056	30,778
Entravision Communications Corp. Class A	4,034	9,359
†EW Scripps Co. Class A	5,690	16,729
Fox Corp. Class A	15,410	828,062
†Gambling.com Group Ltd.	2,200	26,158
†Gannett Co., Inc.	11,594	41,506
Gray Media, Inc.	5,362	24,290
†Integral Ad Science Holding Corp.	8,409	69,879
Interpublic Group of Cos., Inc.	14,529	355,670
John Wiley & Sons, Inc. Class A	2,592	115,681
†Liberty Broadband Corp. Class A	2,368	232,568
†Magnite, Inc.	7,190	173,423
†Marchex, Inc. Class B	5,340	11,534
New York Times Co. Class A	6,656	372,603
News Corp. Class A	17,038	531,771
Nexstar Media Group, Inc.	2,010	347,629
Omnicom Group, Inc.	10,447	751,557
Paramount Global Class A	24,606	321,437
†PubMatic, Inc. Class A	1,163	14,468
Saga Communications, Inc. Class A	635	8,255
Scholastic Corp.	1,560	32,729
Sinclair, Inc.	911	12,590
Sirius XM Holdings, Inc.	13,179	302,722
†Stagwell, Inc.	4,200	18,900
†TechTarget, Inc.	959	7,451
TEGNA, Inc.	12,221	204,824
†Thryv Holdings, Inc.	1,751	21,292
†Trade Desk, Inc. Class A	1,425	102,586
†Urban One, Inc.	3,828	2,415
†WideOpenWest, Inc.	3,597	14,604
		8,860,836
Metals & Mining–0.87%
Alcoa Corp.	11,273	332,666
†Alpha Metallurgical Resources, Inc.	638	71,762
†Ampco-Pittsburgh Corp.	782	2,315
†Ascent Industries Co.	1,221	15,397
Caledonia Mining Corp. PLC	1,249	24,131
Carpenter Technology Corp.	2,617	723,286
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Century Aluminum Co.	6,328	$114,031
†Cleveland-Cliffs, Inc.	17,895	136,002
†Coeur Mining, Inc.	22,731	201,397
Commercial Metals Co.	7,116	348,044
†Compass Minerals International, Inc.	2,029	40,763
†Dakota Gold Corp.	2,786	10,280
Ferroglobe PLC	9,406	34,520
Fortitude Gold Corp.	1,049	3,755
Freeport-McMoRan, Inc.	22,516	976,069
Friedman Industries, Inc.	5	83
Hecla Mining Co.	36,267	217,239
†Idaho Strategic Resources, Inc.	1,820	23,806
Kaiser Aluminum Corp.	589	47,061
Materion Corp.	961	76,275
†Metallus, Inc.	3,184	49,065
†MP Materials Corp.	4,309	143,360
Newmont Corp.	19,107	1,113,174
Nexa Resources SA	4,710	23,362
Nucor Corp.	6,406	829,833
Olympic Steel, Inc.	623	20,304
Radius Recycling, Inc.	1,911	56,738
Ramaco Resources, Inc. Class A	1,464	18,973
Reliance, Inc.	2,246	705,019
Royal Gold, Inc.	1,959	348,389
Ryerson Holding Corp.	2,043	44,067
Southern Copper Corp.	2,422	245,034
Steel Dynamics, Inc.	4,894	626,481
SunCoke Energy, Inc.	6,128	52,639
†Tredegar Corp.	3,415	30,052
Warrior Met Coal, Inc.	2,150	98,534
Worthington Steel, Inc.	3,712	110,729
		7,914,635
Multi-Utilities–0.47%
Ameren Corp.	4,019	385,985
Avista Corp.	2,686	101,934
Black Hills Corp.	964	54,080
CenterPoint Energy, Inc.	10,838	398,188
CMS Energy Corp.	5,086	352,358
Consolidated Edison, Inc.	5,469	548,814
Dominion Energy, Inc.	5,531	312,612
DTE Energy Co.	3,314	438,973
NiSource, Inc.	8,491	342,527
Northwestern Energy Group, Inc.	1,697	87,056
Public Service Enterprise Group, Inc.	5,861	493,379
Sempra	4,488	340,056
Unitil Corp.	1,166	60,807
WEC Energy Group, Inc.	3,452	359,698
		4,276,467
LVIP Dimensional U.S. Core Equity 2 Fund-20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.90%
†Amplify Energy Corp.	3,085	$9,872
Antero Midstream Corp.	22,565	427,607
†Antero Resources Corp.	8,049	324,214
APA Corp.	14,490	265,022
Ardmore Shipping Corp.	2,791	26,794
†Battalion Oil Corp.	29	37
Berry Corp.	3,410	9,446
California Resources Corp.	4,309	196,792
†Centrus Energy Corp. Class A	700	128,226
Cheniere Energy, Inc.	6,579	1,602,118
Chevron Corp.	23,389	3,349,071
Chord Energy Corp.	562	54,430
Civitas Resources, Inc.	554	15,246
†Clean Energy Fuels Corp.	12,425	24,229
†CNX Resources Corp.	10,126	341,044
†Comstock Resources, Inc.	11,629	321,774
ConocoPhillips	22,004	1,974,639
Core Natural Resources, Inc.	3,002	209,359
Coterra Energy, Inc.	26,720	678,154
Crescent Energy Co. Class A	1,709	14,697
CVR Energy, Inc.	2,972	79,798
Delek U.S. Holdings, Inc.	4,667	98,847
Devon Energy Corp.	28,945	920,740
DHT Holdings, Inc.	9,475	102,425
Diamondback Energy, Inc.	6,182	849,407
Dorian LPG Ltd.	2,455	59,853
DT Midstream, Inc.	5,019	551,638
EOG Resources, Inc.	10,875	1,300,759
Epsilon Energy Ltd.	2,128	15,705
EQT Corp.	14,397	839,633
Evolution Petroleum Corp.	2,220	10,434
Excelerate Energy, Inc. Class A	1,162	34,070
Expand Energy Corp.	10,225	1,195,711
Exxon Mobil Corp.	51,314	5,531,649
FutureFuel Corp.	4,158	16,133
Granite Ridge Resources, Inc.	3,316	21,123
†Green Plains, Inc.	3,877	23,378
†Gulfport Energy Corp.	473	95,153
†Hallador Energy Co.	3,632	57,495
Hess Corp.	8,908	1,234,114
HF Sinclair Corp.	8,304	341,128
International Seaways, Inc.	2,158	78,724
Kinder Morgan, Inc.	25,792	758,285
Kinetik Holdings, Inc.	896	39,469
†Kosmos Energy Ltd.	14,647	25,193
Magnolia Oil & Gas Corp. Class A	9,382	210,907
Marathon Petroleum Corp.	8,696	1,444,493
Matador Resources Co.	5,316	253,679
Murphy Oil Corp.	5,919	133,177
NACCO Industries, Inc. Class A	326	14,445
New Fortress Energy, Inc.	4,276	14,196
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Nordic American Tankers Ltd.	14,832	$39,008
Northern Oil & Gas, Inc.	1,139	32,291
Occidental Petroleum Corp.	19,026	799,282
ONEOK, Inc.	13,084	1,068,047
Ovintiv, Inc.	13,095	498,265
†Par Pacific Holdings, Inc.	3,626	96,198
PBF Energy, Inc. Class A	5,112	110,777
Peabody Energy Corp.	9,294	124,725
Permian Resources Corp.	19,935	271,515
Phillips 66	7,915	944,259
†PrimeEnergy Resources Corp.	202	29,569
Range Resources Corp.	13,109	533,143
†REX American Resources Corp.	913	44,472
SandRidge Energy, Inc.	3,035	32,839
Scorpio Tankers, Inc.	1,997	78,143
SFL Corp. Ltd.	10,126	84,350
Sitio Royalties Corp. Class A	1,683	30,933
SM Energy Co.	5,919	146,258
†Talos Energy, Inc.	4,058	34,412
Targa Resources Corp.	5,937	1,033,513
Teekay Corp. Ltd.	3,211	26,491
Teekay Tankers Ltd. Class A	1,148	47,895
Texas Pacific Land Corp.	442	466,924
†Uranium Energy Corp.	12,370	84,116
Valero Energy Corp.	9,012	1,211,393
†Vital Energy, Inc.	1,110	17,860
Vitesse Energy, Inc.	1,422	31,412
W&T Offshore, Inc.	4,101	6,767
Williams Cos., Inc.	16,933	1,063,562
World Kinect Corp.	4,679	132,650
		35,445,601
Paper & Forest Products–0.06%
†Clearwater Paper Corp.	1,500	40,860
Louisiana-Pacific Corp.	4,590	394,694
†Magnera Corp.	1,721	20,790
Mercer International, Inc.	4,679	16,376
Sylvamo Corp.	1,590	79,659
		552,379
Passenger Airlines–0.42%
†Alaska Air Group, Inc.	6,350	314,198
†Allegiant Travel Co.	956	52,532
†American Airlines Group, Inc.	14,699	164,923
†Blade Air Mobility, Inc.	5,327	21,468
Copa Holdings SA Class A	1,782	195,967
Delta Air Lines, Inc.	24,758	1,217,598
†Frontier Group Holdings, Inc.	2,518	9,140
†JetBlue Airways Corp.	12,036	50,912
†SkyWest, Inc.	3,119	321,163
Southwest Airlines Co.	12,115	393,011
LVIP Dimensional U.S. Core Equity 2 Fund-21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†Sun Country Airlines Holdings, Inc.	2,980	$35,015
†United Airlines Holdings, Inc.	12,582	1,001,905
		3,777,832
Personal Care Products–0.19%
†BellRing Brands, Inc.	3,383	195,977
†Coty, Inc. Class A	28,705	133,478
Edgewell Personal Care Co.	3,074	71,962
†elf Beauty, Inc.	1,640	204,082
Estee Lauder Cos., Inc. Class A	1,114	90,011
†Herbalife Ltd.	4,218	36,359
†Honest Co., Inc.	7,804	39,723
Interparfums, Inc.	1,441	189,218
Kenvue, Inc.	31,954	668,797
Lifevantage Corp.	2,676	35,002
†Medifast, Inc.	636	8,936
Natural Health Trends Corp.	462	2,051
†Nature's Sunshine Products, Inc.	909	13,444
Nu Skin Enterprises, Inc. Class A	3,625	28,964
†USANA Health Sciences, Inc.	1,458	44,513
		1,762,517
Pharmaceuticals–2.45%
†Amneal Pharmaceuticals, Inc.	8,114	65,642
†Amphastar Pharmaceuticals, Inc.	331	7,600
†ANI Pharmaceuticals, Inc.	935	61,009
†Arvinas, Inc.	1,209	8,898
†Assertio Holdings, Inc.	937	601
†Atea Pharmaceuticals, Inc.	4,025	14,490
Bristol-Myers Squibb Co.	41,992	1,943,810
†Collegium Pharmaceutical, Inc.	1,508	44,591
†Corcept Therapeutics, Inc.	4,605	338,007
†Elanco Animal Health, Inc.	18,347	261,995
Eli Lilly & Co.	9,790	7,631,599
†Fulcrum Therapeutics, Inc.	3,143	21,624
†Harmony Biosciences Holdings, Inc.	2,848	89,997
†Innoviva, Inc.	5,638	113,267
†Jazz Pharmaceuticals PLC	1,708	181,253
Johnson & Johnson	34,642	5,291,565
†LENZ Therapeutics, Inc.	632	18,524
†Ligand Pharmaceuticals, Inc.	909	103,335
Merck & Co., Inc.	32,287	2,555,839
†Nektar Therapeutics	389	10,052
†Oramed Pharmaceuticals, Inc.	2,680	6,030
Organon & Co.	1,956	18,934
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Pacira BioSciences, Inc.	2,987	$71,389
Perrigo Co. PLC	4,955	132,398
Pfizer, Inc.	65,116	1,578,412
Phibro Animal Health Corp. Class A	1,490	38,055
†Pliant Therapeutics, Inc.	1,160	1,346
†Prestige Consumer Healthcare, Inc.	3,449	275,403
†Rafael Holdings, Inc. Class B	887	1,534
†Scilex Holding Co.	39	230
SIGA Technologies, Inc.	4,189	27,312
†Supernus Pharmaceuticals, Inc.	4,014	126,521
†Tarsus Pharmaceuticals, Inc.	625	25,319
†Ventyx Biosciences, Inc.	1,006	2,153
Viatris, Inc.	29,225	260,979
Zoetis, Inc.	5,954	928,526
		22,258,239
Professional Services–1.47%
Alight, Inc. Class A	6,750	38,205
†Amentum Holdings, Inc.	2,823	66,651
†Asure Software, Inc.	1,711	16,699
Automatic Data Processing, Inc.	6,219	1,917,940
Barrett Business Services, Inc.	1,991	83,005
†BGSF, Inc.	458	2,917
Booz Allen Hamilton Holding Corp.	4,670	486,287
Broadridge Financial Solutions, Inc.	2,898	704,301
†CACI International, Inc. Class A	1,092	520,556
†CBIZ, Inc.	2,928	209,967
†Clarivate PLC	6,339	27,258
†Conduent, Inc.	11,528	30,434
CRA International, Inc.	465	87,127
CSG Systems International, Inc.	1,488	97,181
†Dayforce, Inc.	2,899	160,576
†DLH Holdings Corp.	697	4,070
Dun & Bradstreet Holdings, Inc.	18,237	165,774
Equifax, Inc.	2,435	631,566
†ExlService Holdings, Inc.	7,105	311,128
Exponent, Inc.	1,964	146,730
†First Advantage Corp.	8,659	143,826
†Forrester Research, Inc.	1,302	12,890
†Franklin Covey Co.	769	17,549
†FTI Consulting, Inc.	1,625	262,437
Genpact Ltd.	4,452	195,933
Heidrick & Struggles International, Inc.	1,738	79,531
HireQuest, Inc.	768	7,688
LVIP Dimensional U.S. Core Equity 2 Fund-22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Huron Consulting Group, Inc.	1,120	$154,045
†IBEX Holdings Ltd.	574	16,703
ICF International, Inc.	989	83,778
Insperity, Inc.	1,316	79,118
Jacobs Solutions, Inc.	2,662	349,920
KBR, Inc.	5,931	284,332
Kelly Services, Inc. Class A	2,914	34,123
Kforce, Inc.	774	31,835
Korn Ferry	3,509	257,315
†Legalzoom.com, Inc.	3,899	34,740
Leidos Holdings, Inc.	4,486	707,711
ManpowerGroup, Inc.	1,931	78,012
Maximus, Inc.	2,858	200,632
†Mistras Group, Inc.	2,371	18,992
†NV5 Global, Inc.	3,256	75,181
†Parsons Corp.	3,000	215,310
Paychex, Inc.	5,534	804,976
Paycom Software, Inc.	1,219	282,077
†Paylocity Holding Corp.	950	172,131
†RCM Technologies, Inc.	1,000	23,570
Resources Connection, Inc.	3,042	16,336
Robert Half, Inc.	3,366	138,174
Science Applications International Corp.	2,991	336,817
SS&C Technologies Holdings, Inc.	5,701	472,043
†TaskUS, Inc. Class A	3,000	50,280
TransUnion	4,978	438,064
TriNet Group, Inc.	1,667	121,924
†TrueBlue, Inc.	2,836	18,377
†TTEC Holdings, Inc.	3,257	15,666
†Upwork, Inc.	1,575	21,168
Verisk Analytics, Inc.	3,598	1,120,777
†Verra Mobility Corp.	8,011	203,399
†Willdan Group, Inc.	746	46,632
		13,332,384
Real Estate Management & Development–0.35%
†AMREP Corp.	442	9,251
†Anywhere Real Estate, Inc.	7,238	26,202
†CBRE Group, Inc. Class A	6,723	942,027
†CKX Lands, Inc.	100	1,070
†CoStar Group, Inc.	4,483	360,433
†Cushman & Wakefield PLC	5,962	65,999
†Douglas Elliman, Inc.	3,734	8,663
eXp World Holdings, Inc.	1,193	10,856
†Five Point Holdings LLC Class A	1,459	8,025
†Forestar Group, Inc.	2,282	45,640
†FRP Holdings, Inc.	2,382	64,052
†Howard Hughes Holdings, Inc.	2,366	159,705
†Jones Lang LaSalle, Inc.	2,228	569,878
Kennedy-Wilson Holdings, Inc.	9,523	64,756
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Marcus & Millichap, Inc.	2,435	$74,779
†Maui Land & Pineapple Co., Inc.	1,011	18,390
Newmark Group, Inc. Class A	9,823	119,349
†RE/MAX Holdings, Inc. Class A	1,472	12,041
RMR Group, Inc. Class A	1,499	24,509
†Seaport Entertainment Group, Inc.	594	11,132
St. Joe Co.	2,123	101,267
†Stratus Properties, Inc.	394	7,439
†Tejon Ranch Co.	3,049	51,711
†Zillow Group, Inc. Class A	6,226	433,672
		3,190,846
Semiconductors & Semiconductor Equipment–8.60%
†Advanced Micro Devices, Inc.	7,379	1,047,080
†Allegro MicroSystems, Inc.	3,524	120,486
†Alpha & Omega Semiconductor Ltd.	978	25,095
†Ambarella, Inc.	809	53,447
Amkor Technology, Inc.	10,597	222,431
†Amtech Systems, Inc.	1,163	5,164
Analog Devices, Inc.	3,879	923,280
Applied Materials, Inc.	7,700	1,409,639
†Axcelis Technologies, Inc.	1,222	85,161
Broadcom, Inc.	23,600	6,505,340
†CEVA, Inc.	1,018	22,376
†Cirrus Logic, Inc.	3,277	341,644
†Cohu, Inc.	2,659	51,159
†Credo Technology Group Holding Ltd.	2,502	231,660
†Diodes, Inc.	2,071	109,535
†Enphase Energy, Inc.	1,541	61,101
Entegris, Inc.	3,102	250,176
†Everspin Technologies, Inc.	2,446	15,385
†First Solar, Inc.	2,584	427,755
†FormFactor, Inc.	3,500	120,435
†GLOBALFOUNDRIES, Inc.	2,473	94,469
†GSI Technology, Inc.	1,975	6,636
†Ichor Holdings Ltd.	1,913	37,571
†indie Semiconductor, Inc. Class A	2,266	8,067
Intel Corp.	44,887	1,005,469
†inTEST Corp.	1,085	7,899
KLA Corp.	2,154	1,929,424
Kulicke & Soffa Industries, Inc.	2,179	75,393
Lam Research Corp.	17,622	1,715,325
†Lattice Semiconductor Corp.	2,350	115,126
†MACOM Technology Solutions Holdings, Inc.	1,808	259,068
†Magnachip Semiconductor Corp.	1,402	5,580
Marvell Technology, Inc.	7,929	613,705
LVIP Dimensional U.S. Core Equity 2 Fund-23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MaxLinear, Inc.	2,776	$39,447
Microchip Technology, Inc.	11,278	793,633
Micron Technology, Inc.	9,842	1,213,026
MKS, Inc.	1,323	131,453
Monolithic Power Systems, Inc.	551	402,990
†Navitas Semiconductor Corp.	3,750	24,562
NVE Corp.	375	27,604
NVIDIA Corp.	315,936	49,914,729
NXP Semiconductors NV	4,625	1,010,516
†ON Semiconductor Corp.	14,565	763,352
†Onto Innovation, Inc.	1,537	155,129
†PDF Solutions, Inc.	2,280	48,746
†Penguin Solutions, Inc.	2,460	48,733
†Photronics, Inc.	2,572	48,431
Power Integrations, Inc.	1,961	109,620
†Qorvo, Inc.	3,559	302,195
QUALCOMM, Inc.	13,493	2,148,895
†Rambus, Inc.	3,919	250,894
†Silicon Laboratories, Inc.	1,367	201,441
†SiTime Corp.	694	147,878
Skyworks Solutions, Inc.	4,092	304,936
†SolarEdge Technologies, Inc.	763	15,565
†Synaptics, Inc.	1,559	101,054
Teradyne, Inc.	3,389	304,739
Texas Instruments, Inc.	6,851	1,422,405
†Ultra Clean Holdings, Inc.	2,522	56,922
Universal Display Corp.	1,230	189,986
†Veeco Instruments, Inc.	2,578	52,385
		78,133,347
Software–7.98%
A10 Networks, Inc.	2,287	44,253
†ACI Worldwide, Inc.	6,433	295,339
Adeia, Inc.	7,533	106,517
†Adobe, Inc.	5,881	2,275,241
†Agilysys, Inc.	153	17,540
†Alarm.com Holdings, Inc.	1,772	100,242
†Amplitude, Inc. Class A	3,306	40,994
†ANSYS, Inc.	1,313	461,152
†Appfolio, Inc. Class A	301	69,314
†AppLovin Corp. Class A	7,569	2,649,756
†Atlassian Corp. Class A	315	63,973
†Autodesk, Inc.	1,666	515,744
†AvePoint, Inc.	3,296	63,646
Bentley Systems, Inc. Class B	2,883	155,595
†Bill Holdings, Inc.	1,820	84,193
†Blackbaud, Inc.	2,281	146,463
†BlackLine, Inc.	719	40,710
†Box, Inc. Class A	1,064	36,357
†C3.ai, Inc. Class A	4,371	107,395
†Cadence Design Systems, Inc.	1,182	364,233
†CCC Intelligent Solutions Holdings, Inc.	6,674	62,802
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cerence, Inc.	2,409	$24,596
Clear Secure, Inc. Class A	1,392	38,642
†Commvault Systems, Inc.	456	79,494
†Consensus Cloud Solutions, Inc.	1,160	26,750
†CoreCard Corp.	954	27,637
†Crowdstrike Holdings, Inc. Class A	408	207,798
†CS Disco, Inc.	2,868	12,533
†Daily Journal Corp.	100	42,225
†Datadog, Inc. Class A	627	84,225
†Digital Turbine, Inc.	3,073	18,131
†Docusign, Inc.	1,959	152,587
Dolby Laboratories, Inc. Class A	2,255	167,456
†Dropbox, Inc. Class A	4,063	116,202
†Dynatrace, Inc.	4,553	251,371
†E2open Parent Holdings, Inc.	15,260	49,290
†eGain Corp.	796	4,975
†Fair Isaac Corp.	402	734,840
†Five9, Inc.	794	21,025
†Fortinet, Inc.	9,421	995,988
†Freshworks, Inc. Class A	6,955	103,699
Gen Digital, Inc.	24,225	712,215
†Guidewire Software, Inc.	1,199	282,305
†HubSpot, Inc.	157	87,391
†I3 Verticals, Inc. Class A	1,655	45,479
†Informatica, Inc. Class A	5,370	130,759
†Intapp, Inc.	705	36,392
InterDigital, Inc.	1,836	411,686
Intuit, Inc.	1,138	896,323
†Jamf Holding Corp.	4,825	45,886
†JFrog Ltd.	2,880	126,374
†LiveRamp Holdings, Inc.	2,668	88,151
†Manhattan Associates, Inc.	2,038	402,444
†Meridianlink, Inc.	1,203	19,525
Microsoft Corp.	92,695	46,107,420
†Mitek Systems, Inc.	3,573	35,373
†N-able, Inc.	5,589	45,271
†nCino, Inc.	3,473	97,140
†NCR Voyix Corp.	9,975	117,007
†Nutanix, Inc. Class A	2,597	198,515
†Olo, Inc. Class A	5,124	45,604
†ON24, Inc.	506	2,748
OneSpan, Inc.	2,510	41,892
†Ooma, Inc.	1,800	23,220
Oracle Corp.	18,840	4,118,989
†Palantir Technologies, Inc. Class A	5,620	766,118
†Palo Alto Networks, Inc.	1,882	385,132
Pegasystems, Inc.	3,180	172,133
†Procore Technologies, Inc.	600	41,052
Progress Software Corp.	3,296	210,417
†PTC, Inc.	1,995	343,818
†Q2 Holdings, Inc.	1,418	132,711
LVIP Dimensional U.S. Core Equity 2 Fund-24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Qualys, Inc.	1,293	$184,731
†RingCentral, Inc. Class A	628	17,804
†Riot Platforms, Inc.	3,024	34,171
Roper Technologies, Inc.	949	537,931
Salesforce, Inc.	7,714	2,103,531
†Samsara, Inc. Class A	1,356	53,942
Sapiens International Corp. NV	3,371	98,602
†SEMrush Holdings, Inc. Class A	1,619	14,652
†SentinelOne, Inc. Class A	6,162	112,641
†ServiceNow, Inc.	339	348,519
†SoundThinking, Inc.	558	7,285
†Sprinklr, Inc. Class A	2,904	24,568
†SPS Commerce, Inc.	282	38,377
†Synchronoss Technologies, Inc.	257	1,760
†Synopsys, Inc.	594	304,532
†Telos Corp.	3,621	11,479
†Teradata Corp.	4,002	89,285
†Tyler Technologies, Inc.	575	340,883
†UiPath, Inc. Class A	7,152	91,546
†Unity Software, Inc.	9,692	234,546
†Verint Systems, Inc.	3,097	60,918
†Vertex, Inc. Class A	1,395	49,292
†Workday, Inc. Class A	315	75,600
†Xperi, Inc.	3,013	23,833
†Yext, Inc.	4,098	34,833
†Zoom Communications, Inc. Class A	4,867	379,529
†Zscaler, Inc.	476	149,435
		72,454,638
Specialty Retail–2.36%
†1-800-Flowers.com, Inc. Class A	3,054	15,026
†Abercrombie & Fitch Co. Class A	3,681	304,971
Academy Sports & Outdoors, Inc.	3,257	145,946
Advance Auto Parts, Inc.	2,697	125,384
American Eagle Outfitters, Inc.	9,311	89,572
†America's Car-Mart, Inc.	473	26,507
†Arhaus, Inc.	2,348	20,357
Arko Corp.	4,300	18,189
†Asbury Automotive Group, Inc.	1,229	293,166
†AutoNation, Inc.	2,738	543,904
†AutoZone, Inc.	107	397,209
Bath & Body Works, Inc.	4,665	139,763
Best Buy Co., Inc.	11,310	759,240
†Beyond, Inc.	3,668	25,236
†Boot Barn Holdings, Inc.	1,876	285,152
Buckle, Inc.	3,060	138,771
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Build-A-Bear Workshop, Inc.	1,134	$58,469
†Burlington Stores, Inc.	1,720	400,141
Caleres, Inc.	1,642	20,065
Camping World Holdings, Inc. Class A	1,466	25,201
†CarMax, Inc.	5,033	338,268
†Carvana Co.	904	304,612
Cato Corp. Class A	2,294	6,446
†Chewy, Inc. Class A	1,823	77,696
†Citi Trends, Inc.	946	31,587
Designer Brands, Inc. Class A	3,126	7,440
†Destination XL Group, Inc.	4,125	4,579
Dick's Sporting Goods, Inc.	3,444	681,258
†Duluth Holdings, Inc. Class B	753	1,581
†Five Below, Inc.	2,411	316,275
†Floor & Decor Holdings, Inc. Class A	3,758	285,458
†Foot Locker, Inc.	3,242	79,429
†GameStop Corp. Class A	6,454	157,413
Gap, Inc.	12,803	279,233
†Genesco, Inc.	2,116	41,664
Group 1 Automotive, Inc.	978	427,102
†GrowGeneration Corp.	2,382	2,227
Guess?, Inc.	4,877	58,963
Haverty Furniture Cos., Inc.	1,170	23,809
Home Depot, Inc.	13,084	4,797,118
J Jill, Inc.	987	14,450
†Lands' End, Inc.	2,935	31,434
†Leslie's, Inc.	6,775	2,845
Lithia Motors, Inc.	1,439	486,123
Lowe's Cos., Inc.	3,205	711,093
†MarineMax, Inc.	1,791	45,026
Monro, Inc.	2,081	31,028
Murphy USA, Inc.	1,030	419,004
†National Vision Holdings, Inc.	3,754	86,380
†ODP Corp.	1,511	27,394
†OneWater Marine, Inc. Class A	769	10,297
†O'Reilly Automotive, Inc.	4,965	447,495
Penske Automotive Group, Inc.	2,473	424,886
†Petco Health & Wellness Co., Inc.	3,697	10,462
†PetMed Express, Inc.	1,442	4,787
†Revolve Group, Inc.	1,075	21,554
†RH	781	147,617
Ross Stores, Inc.	8,906	1,136,227
†Sally Beauty Holdings, Inc.	4,190	38,799
Shoe Carnival, Inc.	2,018	37,757
Signet Jewelers Ltd.	1,926	153,213
†Sleep Number Corp.	1,810	12,227
Sonic Automotive, Inc. Class A	1,581	126,369
LVIP Dimensional U.S. Core Equity 2 Fund-25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Sportsman's Warehouse Holdings, Inc.	1,747	$6,027
†Stitch Fix, Inc. Class A	990	3,663
Tandy Leather Factory, Inc.	3,803	11,789
†Tile Shop Holdings, Inc.	4,218	26,826
†Tilly's, Inc. Class A	2,120	2,926
TJX Cos., Inc.	16,310	2,014,122
Tractor Supply Co.	12,920	681,788
†Ulta Beauty, Inc.	2,108	986,165
Upbound Group, Inc.	3,348	84,035
†Urban Outfitters, Inc.	6,503	471,728
†Valvoline, Inc.	6,336	239,944
†Victoria's Secret & Co.	3,220	59,634
†Warby Parker, Inc. Class A	1,875	41,119
Williams-Sonoma, Inc.	3,307	540,265
Winmark Corp.	151	57,019
†Zumiez, Inc.	1,585	21,017
		21,428,961
Technology Hardware, Storage & Peripherals–4.77%
Apple, Inc.	194,096	39,822,676
†Corsair Gaming, Inc.	5,089	47,989
†CPI Card Group, Inc.	137	3,250
Dell Technologies, Inc. Class C	2,092	256,479
†Diebold Nixdorf, Inc.	1,512	83,765
Hewlett Packard Enterprise Co.	35,479	725,546
HP, Inc.	15,313	374,556
NetApp, Inc.	5,766	614,367
†One Stop Systems, Inc.	2,641	9,376
†Pure Storage, Inc. Class A	2,475	142,510
†Sandisk Corp.	2,861	129,746
Seagate Technology Holdings PLC	3,357	484,516
†Turtle Beach Corp.	601	8,312
Western Digital Corp.	8,942	572,199
Xerox Holdings Corp.	13,402	70,628
		43,345,915
Textiles, Apparel & Luxury Goods–0.64%
†Allbirds, Inc. Class A	103	1,095
†Birkenstock Holding PLC	393	19,328
†Capri Holdings Ltd.	4,553	80,588
Carter's, Inc.	1,451	43,719
Columbia Sportswear Co.	3,386	206,817
†Crocs, Inc.	2,725	275,988
Crown Crafts, Inc.	3,339	9,583
†Culp, Inc.	857	3,368
†Deckers Outdoor Corp.	4,185	431,348
†Figs, Inc. Class A	10,968	61,859
†Fossil Group, Inc.	312	462
†G-III Apparel Group Ltd.	1,942	43,501
†Hanesbrands, Inc.	15,995	73,257
Jerash Holdings U.S., Inc.	2,837	9,277
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands, Inc.	2,536	$167,300
Lakeland Industries, Inc.	306	4,165
Levi Strauss & Co. Class A	3,482	64,382
†Lululemon Athletica, Inc.	2,983	708,701
Movado Group, Inc.	1,488	22,692
NIKE, Inc. Class B	13,556	963,018
Oxford Industries, Inc.	824	33,166
PVH Corp.	2,550	174,930
Ralph Lauren Corp.	1,882	516,195
Rocky Brands, Inc.	542	12,027
†Skechers USA, Inc. Class A	5,696	359,418
Steven Madden Ltd.	4,035	96,759
Superior Group of Cos., Inc.	478	4,923
Tapestry, Inc.	12,730	1,117,821
†Under Armour, Inc. Class A	17,063	113,607
†Unifi, Inc.	1,589	8,295
†Vera Bradley, Inc.	4,817	10,645
VF Corp.	12,868	151,199
Wolverine World Wide, Inc.	2,673	48,328
		5,837,761
Tobacco–0.25%
Altria Group, Inc.	9,836	576,685
Philip Morris International, Inc.	8,647	1,574,878
Turning Point Brands, Inc.	703	53,266
Universal Corp.	1,492	86,894
		2,291,723
Trading Companies & Distributors–1.14%
Air Lease Corp.	7,484	437,739
Alta Equipment Group, Inc.	1,479	9,347
Applied Industrial Technologies, Inc.	1,951	453,510
†BlueLinx Holdings, Inc.	383	28,488
Boise Cascade Co.	2,267	196,821
†Core & Main, Inc. Class A	4,834	291,732
†Custom Truck One Source, Inc.	7,065	34,901
†Distribution Solutions Group, Inc.	1,378	37,854
†DNOW, Inc.	6,498	96,365
†DXP Enterprises, Inc.	1,112	97,467
EVI Industries, Inc.	812	17,726
Fastenal Co.	22,870	960,540
Ferguson Enterprises, Inc.	6,842	1,489,846
FTAI Aviation Ltd.	253	29,105
GATX Corp.	2,433	373,612
Global Industrial Co.	2,361	63,771
†GMS, Inc.	2,696	293,190
Herc Holdings, Inc.	2,012	264,960
†Hudson Technologies, Inc.	2,788	22,639
Karat Packaging, Inc.	551	15,516
McGrath RentCorp	1,500	173,940
†MRC Global, Inc.	5,465	74,925
LVIP Dimensional U.S. Core Equity 2 Fund-26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. Class A	2,560	$217,651
†NPK International, Inc.	9,875	84,036
Rush Enterprises, Inc. Class A	5,893	304,741
†SiteOne Landscape Supply, Inc.	1,945	235,228
†Titan Machinery, Inc.	1,745	34,568
†Transcat, Inc.	587	50,459
United Rentals, Inc.	2,453	1,848,090
Watsco, Inc.	700	309,134
WESCO International, Inc.	2,642	489,298
Willis Lease Finance Corp.	616	87,952
WW Grainger, Inc.	1,111	1,155,707
†Xometry, Inc. Class A	1,572	53,118
		10,333,976
Water Utilities–0.10%
American States Water Co.	1,681	128,866
American Water Works Co., Inc.	3,062	425,955
Artesian Resources Corp. Class A	575	19,297
California Water Service Group	2,184	99,328
Consolidated Water Co. Ltd.	860	25,817
Essential Utilities, Inc.	1,390	51,625
Global Water Resources, Inc.	1,585	16,151
H2O America	1,157	60,129
Middlesex Water Co.	668	36,192
†Pure Cycle Corp.	1,628	17,452
York Water Co.	500	15,800
		896,612
Wireless Telecommunication Services–0.32%
†Gogo, Inc.	4,647	68,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings, Inc.	803	$14,197
Telephone & Data Systems, Inc.	6,032	214,618
T-Mobile U.S., Inc.	10,268	2,446,454
†U.S. Cellular Corp.	2,733	174,830
		2,918,317
Total Common Stock (Cost $430,436,133)		906,696,400
RIGHTS–0.00%
=†ABIOMED, Inc.	626	639
=†Aduro Biotech, Inc.	227	86
=†Albireo Pharma, Inc.	900	5,535
=†Chinook Therapeutics, Inc.	3,834	0
=†Mirati Therapeutics, Inc.	1,120	3,438
=†Poseida Therapeutics, Inc.	2,501	1,251
=†Resolute Forest Products, Inc.	6,285	1,674
=†Spectrum Pharmaceuticals, Inc.	5,260	0
Total Rights (Cost $13,954)		12,623

MONEY MARKET FUND–0.30%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	2,713,411	2,713,411
Total Money Market Fund (Cost $2,713,411)		2,713,411

TOTAL INVESTMENTS–100.14% (Cost $433,163,498)	909,422,434
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(1,283,975)
NET ASSETS APPLICABLE TO 40,076,673 SHARES OUTSTANDING–100.00%	$908,138,459
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($683,263,117 / 30,125,248 Shares)	$22.681
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($224,875,342 / 9,951,425 Shares)	$22.597
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$341,024,427
Distributable earnings/(accumulated loss)	567,114,032
TOTAL NET ASSETS	$908,138,459

LVIP Dimensional U.S. Core Equity 2 Fund-27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,773,945 payable for fund shares redeemed, $14,775 other accrued expenses payable, $371,070 due to manager and affiliates,
$14,850 due to custodian, $16,187 payable for audit fee and $23,571 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$6,353,158
Foreign taxes withheld	(4,002)
6,349,156
EXPENSES:
Management fees	1,800,523
Distribution fees-Service Class	256,717
Shareholder servicing fees	124,322
Accounting and administration expenses	79,664
Professional fees	31,839
Trustees’ fees and expenses	13,042
Pricing fees	9,154
Consulting fees	6,425
Custodian fees	6,313
Reports and statements to shareholders	6,239
Other	13,945
Total operating expenses	2,348,183
NET INVESTMENT INCOME	4,000,973
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	17,154,916
Net change in unrealized appreciation (depreciation) of investments	15,419,729
NET REALIZED AND UNREALIZED GAIN	32,574,645
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,575,618
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,000,973	$8,198,880
Net realized gain	17,154,916	74,637,939
Net change in unrealized appreciation (depreciation)	15,419,729	70,251,252
Net increase in net assets resulting from operations	36,575,618	153,088,071
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(34,897,089)
Service Class	—	(9,778,714)
	—	(44,675,803)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,503,549	21,031,392
Service Class	25,516,679	25,704,903
Reinvestment of dividends and distributions:
Standard Class	—	34,897,089
Service Class	—	9,778,714
	60,020,228	91,412,098
Cost of shares redeemed:
Standard Class	(60,561,984)	(149,885,768)
Service Class	(17,023,065)	(46,794,373)
	(77,585,049)	(196,680,141)
Decrease in net assets derived from capital share transactions	(17,564,821)	(105,268,043)
NET INCREASE IN NET ASSETS	19,010,797	3,144,225
NET ASSETS:
Beginning of period	889,127,662	885,983,437
End of period	$908,138,459	$889,127,662
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-29

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.740	$19.294	$16.555	$20.506	$16.368	$14.366
Income (loss) from investment operations:
Net investment income[2]	0.106	0.204	0.217	0.215	0.183	0.176
Net realized and unrealized gain (loss)	0.835	3.343	3.309	(3.106)	4.348	2.022
Total from investment operations	0.941	3.547	3.526	(2.891)	4.531	2.198
Less dividends and distributions from:
Net investment income	—	(0.218)	(0.226)	(0.223)	(0.215)	(0.196)
Net realized gain	—	(0.883)	(0.561)	(0.837)	(0.178)	—
Total dividends and distributions	—	(1.101)	(0.787)	(1.060)	(0.393)	(0.196)
Net asset value, end of period	$22.681	$21.740	$19.294	$16.555	$20.506	$16.368
Total return[3]	4.33%	18.45%	21.65%	(13.91% )	27.77%	15.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$683,263	$682,260	$691,319	$616,725	$779,683	$701,744
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.48%	0.49%
Ratio of expenses to average net assets prior to expenses waived	0.49%	0.49%	0.49%	0.60%	0.78%	0.79%
Ratio of net investment income to average net assets	0.99%	0.96%	1.22%	1.20%	0.97%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%	0.96%	1.22%	1.09%	0.67%	0.99%
Portfolio turnover	5%	4%	9%	8%	6%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-30

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.687	$19.254	$16.526	$20.476	$16.349	$14.355
Income (loss) from investment operations:
Net investment income[2]	0.079	0.150	0.172	0.169	0.136	0.142
Net realized and unrealized gain (loss)	0.831	3.331	3.300	(3.101)	4.338	2.013
Total from investment operations	0.910	3.481	3.472	(2.932)	4.474	2.155
Less dividends and distributions from:
Net investment income	—	(0.165)	(0.183)	(0.181)	(0.169)	(0.161)
Net realized gain	—	(0.883)	(0.561)	(0.837)	(0.178)	—
Total dividends and distributions	—	(1.048)	(0.744)	(1.018)	(0.347)	(0.161)
Net asset value, end of period	$22.597	$21.687	$19.254	$16.526	$20.476	$16.349
Total return[3]	4.20%	18.16%	21.35%	(14.12% )	27.46%	15.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,875	$206,868	$194,664	$154,490	$168,051	$126,730
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.73%	0.74%
Ratio of expenses to average net assets prior to expenses waived	0.74%	0.74%	0.74%	0.85%	1.03%	1.04%
Ratio of net investment income to average net assets	0.74%	0.71%	0.97%	0.95%	0.72%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.74%	0.71%	0.97%	0.84%	0.42%	0.74%
Portfolio turnover	5%	4%	9%	8%	6%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on
LVIP Dimensional U.S. Core Equity 2 Fund-32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.42% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$36,670
Legal	5,589
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $928 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$305,051
Distribution fees payable to LFD	44,943
Printing and mailing fees payable to Lincoln Life	13
Shareholder servicing fees payable to Lincoln Life	21,063
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$42,341,368
Sales	55,091,036
LVIP Dimensional U.S. Core Equity 2 Fund-33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$433,163,498
Aggregate unrealized appreciation of investments	$513,140,402
Aggregate unrealized depreciation of investments	(36,881,466)
Net unrealized appreciation of investments	$476,258,936
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$16,659,772	$—	$—	$16,659,772
Air Freight & Logistics	4,164,644	—	—	4,164,644
Automobile Components	3,568,144	—	—	3,568,144
Automobiles	5,522,329	—	—	5,522,329
Banks	50,051,890	—	— *	50,051,890
Beverages	9,511,130	—	—	9,511,130
Biotechnology	15,229,976	—	5,342	15,235,318
Broadline Retail	20,355,401	—	—	20,355,401
Building Products	10,780,558	—	—	10,780,558
Capital Markets	33,368,922	—	—	33,368,922
Chemicals	16,085,886	—	—	16,085,886
Commercial Services & Supplies	8,097,324	—	— *	8,097,324
LVIP Dimensional U.S. Core Equity 2 Fund-34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Communications Equipment	$7,134,450	$—	$—	$7,134,450
Construction & Engineering	8,493,902	—	—	8,493,902
Construction Materials	3,157,957	—	—	3,157,957
Consumer Finance	9,973,251	—	—	9,973,251
Consumer Staples Distribution & Retail	19,765,390	—	—	19,765,390
Containers & Packaging	6,275,649	—	—	6,275,649
Distributors	1,325,657	—	—	1,325,657
Diversified Consumer Services	3,881,161	—	—	3,881,161
Diversified Telecommunication Services	7,722,968	—	—	7,722,968
Electric Utilities	8,870,249	—	—	8,870,249
Electrical Equipment	8,710,791	—	—	8,710,791
Electronic Equipment, Instruments & Components	14,993,465	—	—	14,993,465
Energy Equipment & Services	5,412,060	—	—	5,412,060
Entertainment	9,688,748	—	—	9,688,748
Financial Services	34,253,842	—	—	34,253,842
Food Products	8,903,447	—	—	8,903,447
Gas Utilities	1,924,473	—	—	1,924,473
Ground Transportation	9,522,409	—	—	9,522,409
Health Care Equipment & Supplies	15,109,892	—	— *	15,109,892
Health Care Providers & Services	18,726,399	—	—	18,726,399
Health Care Technology	917,343	—	—	917,343
Hotels, Restaurants & Leisure	18,010,661	—	—	18,010,661
Household Durables	9,212,481	—	—	9,212,481
Household Products	7,066,605	—	—	7,066,605
Independent Power and Renewable Electricity Producers	2,766,757	—	—	2,766,757
Industrial Conglomerates	2,361,188	—	—	2,361,188
Insurance	30,807,313	—	—	30,807,313
Interactive Media & Services	51,002,560	—	—	51,002,560
IT Services	11,982,914	—	—	11,982,914
Leisure Products	1,566,934	—	—	1,566,934
Life Sciences Tools & Services	7,122,621	—	—	7,122,621
Machinery	26,801,644	—	—	26,801,644
Marine Transportation	816,915	—	—	816,915
Media	8,860,836	—	—	8,860,836
Metals & Mining	7,914,635	—	—	7,914,635
Multi-Utilities	4,276,467	—	—	4,276,467
Oil, Gas & Consumable Fuels	35,445,601	—	—	35,445,601
Paper & Forest Products	552,379	—	—	552,379
Passenger Airlines	3,777,832	—	—	3,777,832
Personal Care Products	1,762,517	—	—	1,762,517
Pharmaceuticals	22,258,239	—	—	22,258,239
Professional Services	13,332,384	—	—	13,332,384
Real Estate Management & Development	3,190,846	—	—	3,190,846
Semiconductors & Semiconductor Equipment	78,133,347	—	—	78,133,347
Software	72,454,638	—	—	72,454,638
Specialty Retail	21,428,961	—	—	21,428,961
Technology Hardware, Storage & Peripherals	43,345,915	—	—	43,345,915
Textiles, Apparel & Luxury Goods	5,837,761	—	—	5,837,761
Tobacco	2,291,723	—	—	2,291,723
Trading Companies & Distributors	10,333,976	—	—	10,333,976
Water Utilities	896,612	—	—	896,612
Wireless Telecommunication Services	2,918,317	—	—	2,918,317
Rights	—	—	12,623	12,623
Money Market Fund	2,713,411	—	—	2,713,411
Total Investments	$909,404,469	$—	$17,965	$909,422,434

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund-35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	1,613,771	989,477
Service Class	1,203,381	1,211,557
Shares reinvested:
Standard Class	—	1,609,462
Service Class	—	453,477
	2,817,152	4,263,973
Shares redeemed:
Standard Class	(2,870,868)	(7,046,554)
Service Class	(790,737)	(2,236,531)
	(3,661,605)	(9,283,085)
Net decrease	(844,453)	(5,019,112)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-36

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–57.60%
INVESTMENT COMPANY–57.60%
Equity Fund–57.60%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	23,377,575	$530,226,772
Total Affiliated Investment (Cost $228,426,209)		530,226,772

UNAFFILIATED INVESTMENTS–42.42%
INVESTMENT COMPANIES–42.42%
Equity Fund–38.71%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	8,657,613	356,347,344
356,347,344
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.71%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	34,149,932	$34,149,932
		34,149,932
Total Unaffiliated Investments (Cost $160,254,849)		390,497,276

TOTAL INVESTMENTS–100.02% (Cost $388,681,058)	920,724,048
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(156,581)
NET ASSETS APPLICABLE TO 39,957,486 SHARES OUTSTANDING–100.00%	$920,567,467

✧✧Standard Class shares.
**Institutional Class shares.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
22	CME E-mini Russell 2000 Index Futures	$2,410,870	$2,419,028	9/19/25	$—	$(8,158)
86	CME E-mini S&P 500 Index Futures	26,891,125	26,877,380	9/19/25	13,745	—
18	CME E-mini S&P MidCap 400 Index Futures	5,625,900	5,617,749	9/19/25	8,151	—
Total Futures Contracts					$21,896	$(8,158)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
ASSETS:
Affiliated investments, at value	$530,226,772
Unaffiliated investments, at value	390,497,276
Cash collateral held at broker for futures contracts	2,629,012
Receivable for securities sold	780,731
Dividends and interest receivable	118,909
Receivable for fund shares sold	44,118
Prepaid expenses	2,281
TOTAL ASSETS	924,299,099
LIABILITIES:
Variation margin due to broker on futures contracts	2,442,300
Payable for fund shares redeemed	865,940
Due to manager and affiliates	379,300
Other accrued expenses payable	17,150
Payable for audit fee	14,033
Payable for fund accounting fee	12,909
TOTAL LIABILITIES	3,731,632
TOTAL NET ASSETS	$920,567,467
Affiliated investments, at cost	$228,426,209
Unaffiliated investments, at cost	160,254,849
Standard Class:
Net Assets	$42,621,100
Shares Outstanding	1,844,669
Net Asset Value Per Share	$23.105
Service Class:
Net Assets	$877,946,367
Shares Outstanding	38,112,817
Net Asset Value Per Share	$23.035
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$346,216,527
Distributable earnings/(accumulated loss)	574,350,940
TOTAL NET ASSETS	$920,567,467
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,886,687
EXPENSES:
Management fees	1,124,622
Distribution fees-Service Class	1,074,917
Shareholder servicing fees	130,456
Accounting and administration expenses	64,148
Professional fees	27,950
Trustees’ fees and expenses	14,008
Reports and statements to shareholders	10,892
Custodian fees	4,417
Consulting fees	3,986
Pricing fees	97
Other	16,006
2,471,499
Less:
Management fees waived	(22,493)
Total operating expenses	2,449,006
NET INVESTMENT INCOME	437,681
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	17,388,015
Sale of unaffiliated investments	20,087,901
Futures contracts	(53,846,055)
Net realized loss	(16,370,139)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	3,258,715
Unaffiliated investments	(1,802,365)
Futures contracts	2,214,327
Net change in unrealized appreciation (depreciation)	3,670,677
NET REALIZED AND UNREALIZED LOSS	(12,699,462)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,261,781)
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$437,681	$7,457,915
Net realized gain (loss)	(16,370,139)	122,586,769
Net change in unrealized appreciation (depreciation)	3,670,677	56,122,605
Net increase (decrease) in net assets resulting from operations	(12,261,781)	186,167,289
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,529,758)
Service Class	—	(56,228,702)
	—	(58,758,460)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,171,325	12,858,114
Service Class	29,173,621	17,165,233
Reinvestment of dividends and distributions:
Standard Class	—	2,529,758
Service Class	—	56,228,702
	36,344,946	88,781,807
Cost of shares redeemed:
Standard Class	(5,281,024)	(17,176,587)
Service Class	(58,875,172)	(227,517,046)
	(64,156,196)	(244,693,633)
Decrease in net assets derived from capital share transactions	(27,811,250)	(155,911,826)
NET DECREASE IN NET ASSETS	(40,073,031)	(28,502,997)
NET ASSETS:
Beginning of period	960,640,498	989,143,495
End of period	$920,567,467	$960,640,498
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$23.426	$20.681	$19.323	$23.790	$18.815	$16.485
Income (loss) from investment operations:
Net investment income[3]	0.038	0.226	0.243	0.204	0.167	0.185
Net realized and unrealized gain (loss)	(0.359)	4.006	3.784	(3.716)	5.043	2.334
Total from investment operations	(0.321)	4.232	4.027	(3.512)	5.210	2.519
Less dividends and distributions from:
Net investment income	—	(0.329)	(0.236)	(0.221)	(0.235)	(0.189)
Net realized gain	—	(1.158)	(2.433)	(0.734)	—	—
Total dividends and distributions	—	(1.487)	(2.669)	(0.955)	(0.235)	(0.189)
Net asset value, end of period	$23.105	$23.426	$20.681	$19.323	$23.790	$18.815
Total return[4]	(1.37% )	20.65%	21.95%	(14.69% )	27.69%	15.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,621	$41,042	$37,849	$30,270	$36,695	$29,853
Ratio of expenses to average net assets[5]	0.31%	0.30%	0.30%	0.30%	0.29%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	0.33% [6]	0.99%	1.20%	0.99%	0.78%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.32% [6]	0.98%	1.19%	0.98%	0.77%	1.14%
Portfolio turnover	3%	4%	7%	10%	7%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$23.385	$20.646	$19.300	$23.760	$18.792	$16.469
Income (loss) from investment operations:
Net investment income[3]	0.010	0.168	0.192	0.151	0.112	0.144
Net realized and unrealized gain (loss)	(0.360)	3.996	3.773	(3.709)	5.033	2.325
Total from investment operations	(0.350)	4.164	3.965	(3.558)	5.145	2.469
Less dividends and distributions from:
Net investment income	—	(0.267)	(0.186)	(0.168)	(0.177)	(0.146)
Net realized gain	—	(1.158)	(2.433)	(0.734)	—	—
Total dividends and distributions	—	(1.425)	(2.619)	(0.902)	(0.177)	(0.146)
Net asset value, end of period	$23.035	$23.385	$20.646	$19.300	$23.760	$18.792
Total return[4]	(1.50% )	20.36%	21.64%	(14.90% )	27.38%	15.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$877,946	$919,598	$951,295	$862,391	$1,094,120	$1,002,667
Ratio of expenses to average net assets[5]	0.56%	0.55%	0.55%	0.55%	0.54%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.56%	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income to average net assets	0.08% [6]	0.74%	0.95%	0.74%	0.53%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.07% [6]	0.73%	0.94%	0.73%	0.52%	0.89%
Portfolio turnover	3%	4%	7%	10%	7%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$38,861
Legal	5,923
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,183 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$181,195
Distribution fees payable to LFD	176,387
Printing and mailing fees payable to Lincoln Life	270
Shareholder servicing fees payable to Lincoln Life	21,448
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Equity Managed Volatility Fund-7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-57.60%@
Equity Fund-57.60%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$542,930,224	$14,971,096	$48,321,278	$17,388,015	$3,258,715	$530,226,772	23,377,575	$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$22,434,321
Sales	87,454,659
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$388,681,058
Aggregate unrealized appreciation of investments and derivatives	$532,064,885
Aggregate unrealized depreciation of investments and derivatives	(8,158)
Net unrealized appreciation of investments and derivatives	$532,056,727
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Dimensional U.S. Equity Managed Volatility Fund-8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$530,226,772	$—	$—	$530,226,772
Unaffiliated Investment Companies	390,497,276	—	—	390,497,276
Total Investments	$920,724,048	$—	$—	$920,724,048
Derivatives:
Assets:
Futures Contracts	$21,896	$—	$—	$21,896
Liabilities:
Futures Contract	$(8,158)	$—	$—	$(8,158)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	325,518	563,043
Service Class	1,329,505	754,764
Shares reinvested:
Standard Class	—	109,319
Service Class	—	2,438,456
	1,655,023	3,865,582
Shares redeemed:
Standard Class	(232,810)	(750,529)
Service Class	(2,541,790)	(9,944,295)
	(2,774,600)	(10,694,824)
Net decrease	(1,119,577)	(6,829,242)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP Dimensional U.S. Equity Managed Volatility Fund-9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$21,896	Variation margin due to broker on futures contracts	$(8,158)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(53,846,055)	$2,214,327
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$32,343,842	$49,287,474
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.82%
Equity Funds–96.65%
✠Fidelity®-
VIP Contrafund® Portfolio	5,728,739	$356,155,688
VIP Equity-Income Portfolio	5,194,978	148,524,429
		504,680,117
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	16,580,549	$16,580,549
		16,580,549
Total Investment Companies (Cost $296,295,797)		521,260,666

TOTAL INVESTMENTS–99.82% (Cost $296,295,797)	521,260,666
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	916,811
NET ASSETS APPLICABLE TO 30,496,308 SHARES OUTSTANDING–100.00%	$522,177,477
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($92,106 / 5,356 Shares)	$17.198
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($522,085,371 / 30,490,952 Shares)	$17.123
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$301,523,446
Distributable earnings/(accumulated loss)	220,654,031
TOTAL NET ASSETS	$522,177,477

✠Initial Class.

★Includes $1,320,151 cash collateral held at broker for futures contracts, $20,400 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $933,047 payable for fund shares redeemed, $4,849 other accrued expenses payable, $189,557 due to manager and affiliates, $219,111 variation margin due to broker on futures contracts, $14,033 payable for audit fee and $12,858 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
54	CME E-mini S&P 500 Index Futures	$16,885,125	$16,512,879	9/19/25	$372,246	$—
2	CME E-mini S&P MidCap 400 Index Futures	625,100	612,380	9/19/25	12,720	—
Total Futures Contracts					$384,966	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$485,058
EXPENSES:
Management fees	1,754,634
Distribution fees-Service Class	877,165
Shareholder servicing fees	72,692
Accounting and administration expenses	43,709
Professional fees	23,389
Trustees’ fees and expenses	7,647
Reports and statements to shareholders	6,855
Consulting fees	3,849
Custodian fees	3,524
Pricing fees	50
Other	6,825
2,800,339
Less:
Management fees waived	(1,566,637)
Expenses reimbursed	(118,408)
Total operating expenses	1,115,294
NET INVESTMENT LOSS	(630,236)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,263,786)
Distributions from investment companies	11,981,742
Futures contracts	(25,949,067)
Net realized loss	(17,231,111)
Net change in unrealized appreciation (depreciation) of:
Investments	36,291,713
Futures contracts	1,305,787
Net change in unrealized appreciation (depreciation)	37,597,500
NET REALIZED AND UNREALIZED GAIN	20,366,389
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,736,153
See accompanying notes, which are an integral part of the financial statements.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(630,236)	$2,233,450
Net realized gain (loss)	(17,231,111)	83,846,246
Net change in unrealized appreciation (depreciation)	37,597,500	39,478,376
Net increase in net assets resulting from operations	19,736,153	125,558,072
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,692)
Service Class	—	(66,857,752)
	—	(66,869,444)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,059	802
Service Class	24,350,210	38,187,254
Reinvestment of dividends and distributions:
Standard Class	—	11,692
Service Class	—	66,857,752
	24,352,269	105,057,500
Cost of shares redeemed:
Standard Class	(1,742)	(15,743)
Service Class	(42,427,230)	(133,940,793)
	(42,428,972)	(133,956,536)
Decrease in net assets derived from capital share transactions	(18,076,703)	(28,899,036)
NET INCREASE IN NET ASSETS	1,659,450	29,789,592
NET ASSETS:
Beginning of period	520,518,027	490,728,435
End of period	$522,177,477	$520,518,027
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$16.529	$14.842	$12.592	$18.674	$15.290	$13.110
Income (loss) from investment operations:
Net investment income[3]	0.008	0.134	0.144	0.129	0.085	0.088
Net realized and unrealized gain (loss)	0.661	3.945	2.983	(3.708)	4.030	2.527
Total from investment operations	0.669	4.079	3.127	(3.579)	4.115	2.615
Less dividends and distributions from:
Net investment income	—	(1.754)	(0.147)	(0.139)	(0.243)	(0.089)
Net realized gain	—	(0.638)	(0.730)	(2.364)	(0.488)	(0.346)
Total dividends and distributions	—	(2.392)	(0.877)	(2.503)	(0.731)	(0.435)
Net asset value, end of period	$17.198	$16.529	$14.842	$12.592	$18.674	$15.290
Total return[4]	4.05%	27.63%	25.25%	(18.92% )	26.98%	20.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92	$88	$82	$74	$153	$132
Ratio of expenses to average net assets[5]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.77%	0.77%	0.78%	0.77%	0.77%	0.77%
Ratio of net investment income to average net assets	0.09% [6]	0.77%	1.03%	0.83%	0.49%	0.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.58% )[6]	0.10%	0.35%	0.16%	(0.18% )	(0.03% )
Portfolio turnover	6%	15%	11%	15%	20%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$16.486	$14.808	$12.569	$18.648	$15.270	$13.100
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.020)	0.073	0.095	0.073	0.024	0.040
Net realized and unrealized gain (loss)	0.657	3.932	2.971	(3.698)	4.021	2.519
Total from investment operations	0.637	4.005	3.066	(3.625)	4.045	2.559
Less dividends and distributions from:
Net investment income	—	(1.689)	(0.097)	(0.090)	(0.179)	(0.043)
Net realized gain	—	(0.638)	(0.730)	(2.364)	(0.488)	(0.346)
Total dividends and distributions	—	(2.327)	(0.827)	(2.454)	(0.667)	(0.389)
Net asset value, end of period	$17.123	$16.486	$14.808	$12.569	$18.648	$15.270
Total return[4]	3.86%	27.19%	24.81%	(19.20% )	26.54%	19.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$522,085	$520,430	$490,647	$447,926	$596,931	$530,011
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.12%	1.12%	1.13%	1.12%	1.12%	1.12%
Ratio of net investment income (loss) to average net assets	(0.26% )[6]	0.42%	0.68%	0.48%	0.14%	0.29%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.93% )[6]	(0.25% )	—	(0.19% )	(0.53% )	(0.38% )
Portfolio turnover	6%	15%	11%	15%	20%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$237,502	$241,555	$240,078	$719,135
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$21,487
Legal	3,275
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,211 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$20,400
Management fees payable to LFI	31,299
Distribution fees payable to LFD	146,037
Printing and mailing fees payable to Lincoln Life	119
Shareholder servicing fees payable to Lincoln Life	12,102
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$27,208,131
Sales	49,953,945
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$296,295,797
Aggregate unrealized appreciation of investments and derivatives	$225,349,835
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$225,349,835
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$521,260,666	$—	$—	$521,260,666
Derivatives:
Assets:
Futures Contracts	$384,966	$—	$—	$384,966
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	127	45
Service Class	1,493,342	2,219,225
Shares reinvested:
Standard Class	—	699
Service Class	—	4,001,841
	1,493,469	6,221,810
Shares redeemed:
Standard Class	(106)	(917)
Service Class	(2,570,867)	(7,785,800)
	(2,570,973)	(7,786,717)
Net decrease	(1,077,504)	(1,564,907)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$384,966	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(25,949,067)	$1,305,787
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$18,140,159	$23,042,956
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-11

LVIP Fidelity Institutional AM® Total Bond Fund
(formerly, LVIP Macquarie Diversified Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Fidelity Institutional AM® Total Bond Fund

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.09%
Federal Home Loan Mortgage Corp. REMICS
Series 5001 Class A 2.00% 1/25/45	940,343	$881,058
Series 5002 Class TJ 2.00% 7/25/50	1,063,126	902,424
Series 5059 Class GA 1.00% 1/25/51	260,428	200,071
Series 5209 Class EA 3.00% 8/25/50	388,801	356,863
Series 5209 Class EJ 3.00% 8/25/50	388,801	356,863
•Series 5354 Class FC 5.76% (30 day USD SOFR Average + 1.45%) 10/25/53	5,400,167	5,442,161
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	1,322	1,388
Federal National Mortgage Association Grantor Trust
•Series 1999-T2 Class A1 7.50% 1/19/39	91	91
Series 2004-T1 Class 1A2 6.50% 1/25/44	1,186	1,229
Federal National Mortgage Association REMICS
Series 2022-18 Class DL 3.25% 7/25/46	478,613	455,242
•Series 2022-53 Class FG 5.11% (30 day USD SOFR Average + 0.80%) 8/25/52	1,572,167	1,529,712
•Series 2022-56 Class FJ 5.11% (30 day USD SOFR Average + 0.80%) 9/25/52	2,332,863	2,269,866
•Series 2022-64 Class GF 5.11% (30 day USD SOFR Average + 0.80%) 10/25/52	1,784,207	1,746,098
•Series 2022-67 Class FA 5.11% (30 day USD SOFR Average + 0.80%) 10/25/52	2,286,765	2,224,913
Series 2022-9 Class DJ 3.25% 3/25/49	268,855	250,311
•Series 2023-51 Class FB 5.86% (30 day USD SOFR Average + 1.55%) 11/25/53	2,669,027	2,688,675
•Series 2023-53 Class FD 5.81% (30 day USD SOFR Average + 1.50%) 11/25/53	2,014,462	2,027,431
•Series 2023-56 Class FC 5.81% (30 day USD SOFR Average + 1.50%) 11/25/53	1,931,060	1,943,576
Total Agency Collateralized Mortgage Obligations (Cost $23,205,609)		23,277,972
AGENCY MORTGAGE-BACKED SECURITIES–18.58%
Federal Home Loan Mortgage Corp.
2.00% 1/1/37	7,881,468	7,245,223
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.00% 3/1/41	5,344,361	$4,603,359
2.00% 1/1/51	6,286,440	5,014,025
2.00% 3/1/52	5,852,597	4,659,910
2.50% 1/1/40	2,508,926	2,286,696
2.50% 6/1/41	9,165,514	8,196,740
2.50% 3/1/51	6,861,105	5,769,127
2.50% 5/1/51	1,173,201	979,731
2.50% 12/1/51	8,072,907	6,798,020
2.50% 1/1/52	307,716	258,104
3.00% 4/1/42	2,041,869	1,859,679
3.00% 6/1/42	3,299,857	3,003,126
3.00% 11/1/46	2,348,874	2,095,642
3.00% 1/1/47	2,321,378	2,062,009
3.00% 7/1/50	1,359,575	1,205,877
3.00% 5/1/51	8,358,788	7,414,934
3.00% 8/1/52	6,450,280	5,646,467
3.50% 11/1/48	2,206,688	2,036,129
3.50% 4/1/52	3,228,795	2,927,778
4.00% 10/1/47	1,027,412	969,707
4.00% 9/1/52	7,044,100	6,604,900
4.50% 7/1/52	1,067,641	1,026,866
5.00% 7/1/52	4,529,484	4,471,963
5.00% 6/1/53	4,455,763	4,380,099
5.50% 9/1/41	2,101,648	2,167,400
5.50% 11/1/52	4,148,762	4,179,036
6.00% 12/1/52	1,786,650	1,838,283
6.50% 6/1/55	1,950,826	2,050,088
Federal National Mortgage Association
2.00% 3/1/41	3,845,303	3,317,750
2.00% 5/1/41	4,436,386	3,814,121
2.00% 6/1/50	22,340,537	17,860,361
2.00% 12/1/50	5,050,493	4,031,689
2.00% 1/1/51	1,608,449	1,295,108
2.00% 2/1/51	4,294,672	3,454,294
2.00% 4/1/51	385,952	307,031
2.00% 8/1/51	2,207,207	1,769,438
2.50% 8/1/36	343,389	320,906
2.50% 1/1/43	1,786,812	1,580,459
2.50% 8/1/50	8,639,025	7,290,131
2.50% 11/1/50	7,183,960	5,991,591
2.50% 1/1/51	3,350,269	2,807,374
2.50% 2/1/52	6,858,567	5,760,541
2.50% 4/1/52	1,989,964	1,665,482
3.00% 9/1/37	1,123,385	1,073,169
3.00% 10/1/46	5,317,202	4,724,263
3.00% 4/1/47	596,731	527,195
3.00% 11/1/48	1,040,312	922,859
3.00% 12/1/49	8,630,824	7,607,821
3.00% 7/1/51	6,212,412	5,444,048
3.00% 12/1/51	506,011	443,016
3.00% 6/1/52	5,668,379	4,952,859
3.50% 1/1/48	3,020,162	2,804,520
3.50% 2/1/48	1,775,406	1,625,045
3.50% 1/1/50	1,160,985	1,067,241
LVIP Fidelity Institutional AM® Total Bond Fund-1

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 8/1/50	7,749,390	$7,144,040
4.00% 8/1/42	798,815	770,819
4.00% 9/1/48	170,639	161,425
4.00% 6/1/49	801,502	757,066
4.00% 5/1/51	5,593,851	5,291,431
4.50% 5/1/38	1,987,556	1,975,924
4.50% 1/1/50	4,010,692	3,948,405
5.00% 7/1/47	571,172	578,461
5.50% 5/1/44	4,675,913	4,824,463
5.50% 10/1/52	4,000,964	4,020,881
5.50% 11/1/52	6,044,681	6,095,753
6.00% 1/1/42	5,498,352	5,763,583
6.00% 7/1/53	6,911,204	7,120,840
6.00% 5/1/55	5,635,918	5,798,400
6.00% 6/1/55	1,098,147	1,132,512
6.50% 6/1/54	2,620,335	2,753,205
6.50% 7/1/54	2,331,786	2,433,296
Government National Mortgage Association
2.00% 1/20/51	13,918,218	11,337,672
3.00% 4/20/52	3,178,862	2,812,798
3.00% 11/20/54	1,875,773	1,659,744
3.00% 12/20/54	1,099,581	973,068
3.00% 2/20/55	866,525	766,780
3.00% 4/20/55	82,350	72,932
3.00% 5/20/55	496,211	439,065
3.50% 7/20/52	2,627,934	2,397,162
3.50% 8/20/52	1,599,032	1,460,345
3.50% 9/20/52	1,582,799	1,443,311
3.50% 10/20/52	489,822	447,183
5.00% 12/20/54	514,877	506,627
5.00% 5/20/55	9,499,998	9,336,061
6.50% 5/20/55	1,149,998	1,182,204
Government National Mortgage Association, TBA
2.00% 7/20/54	16,975,000	13,821,047
2.50% 7/20/54	8,450,000	7,177,763
2.50% 8/20/54	11,150,000	9,472,120
3.00% 7/20/54	6,400,000	5,659,899
3.50% 8/20/54	2,150,000	1,950,055
4.00% 8/20/54	6,000,000	5,577,019
4.50% 8/20/54	25,000	23,918
5.50% 7/20/54	9,250,000	9,262,139
5.50% 8/20/54	8,750,000	8,737,695
6.00% 7/20/54	1,975,000	2,003,849
6.00% 8/20/54	14,025,000	14,213,979
Uniform Mortgage-Backed Security, TBA
2.00% 7/1/54	18,400,000	4,478,990
2.00% 8/1/54	20,450,000	6,110,920
3.50% 7/1/54	25,000	22,505
3.50% 8/1/54	100,000	90,001
4.50% 7/1/54	5,875,000	5,618,976
6.00% 7/1/54	2,500,000	2,540,307
6.00% 8/1/54	4,700,000	4,771,555
6.50% 7/1/54	4,250,000	4,388,026
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Uniform Mortgage-Backed Security, TBA (continued)
6.50% 8/1/54	50,000	$51,351
Total Agency Mortgage-Backed Securities (Cost $414,375,200)		395,586,800
CONVERTIBLE BONDS–0.10%
Core Scientific, Inc.
^0.00% exercise price $0.01, maturity date 6/15/31	265,000	287,856
3.00% exercise price $3.00, maturity date 9/1/29	38,000	65,303
@EchoStar Corp. 3.88% exercise price $3.87, maturity date 11/30/30	497,568	585,886
Golar LNG Ltd. 2.75% exercise price $2.75, maturity date 12/15/30	100,000	102,500
MKS, Inc. 1.25% exercise price $1.25, maturity date 6/1/30	167,000	164,579
^ON Semiconductor Corp. 0.00% exercise price $0.01, maturity date 5/1/27	123,000	145,620
PG&E Corp. 4.25% exercise price $4.25, maturity date 12/1/27	125,000	124,038
Redfin Corp. 0.50% exercise price $0.50, maturity date 4/1/27	444,000	398,534
Riot Platforms, Inc. 0.75% exercise price $0.75, maturity date 1/15/30	137,000	141,795
Tempus Ai, Inc. 0.75% exercise price $0.75, maturity date 7/15/30	20,000	20,000
Wolfspeed, Inc. 1.88% exercise price $1.88, maturity date 12/1/29	683,000	169,042
Total Convertible Bonds (Cost $2,097,723)		2,205,153
CORPORATE BONDS–27.68%
Advertising–0.07%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28	185,000	144,211
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	150,000	148,294
7.88% 4/1/30	250,000	258,061
9.00% 9/15/28	250,000	261,956
CMG Media Corp. 8.88% 6/18/29	70,000	65,986
Dotdash Meredith, Inc. 7.63% 6/15/32	90,000	87,273
Neptune Bidco U.S., Inc. 9.29% 4/15/29	285,000	277,500
LVIP Fidelity Institutional AM® Total Bond Fund-2

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38% 2/15/31	150,000	$158,807
Publicis Groupe SA 3.38% 6/12/32	100,000	117,479
		1,519,567
Aerospace & Defense–0.56%
Boeing Co.
2.20% 2/4/26	4,675,000	4,602,034
3.25% 2/1/28	2,200,000	2,133,856
6.86% 5/1/54	3,000,000	3,284,148
Bombardier, Inc.
6.75% 6/15/33	120,000	124,344
7.25% 7/1/31	200,000	209,940
7.88% 4/15/27	27,000	27,156
8.75% 11/15/30	200,000	216,516
Czechoslovak Group AS 6.50% 1/10/31	200,000	201,669
Goat Holdco LLC 6.75% 2/1/32	200,000	203,308
TransDigm, Inc.
4.63% 1/15/29	430,000	421,915
6.38% 3/1/29	150,000	153,891
6.38% 5/31/33	265,000	265,240
6.63% 3/1/32	100,000	103,539
		11,947,556
Agriculture–0.41%
BAT Capital Corp. 5.35% 8/15/32	6,350,000	6,494,288
BAT International Finance PLC 4.13% 4/12/32	255,000	308,398
μBritish American Tobacco PLC 3.00% 9/27/26	362,000	423,676
Imperial Brands Finance Netherlands BV 5.25% 2/15/31	245,000	312,245
Imperial Brands Finance PLC 4.88% 6/7/32	175,000	232,108
Japan Tobacco, Inc. 5.85% 6/15/35	325,000	339,848
Philip Morris International, Inc. 3.25% 6/6/32	325,000	376,799
Scandinavian Tobacco Group AS 4.88% 9/12/29	165,000	201,010
		8,688,372
Airlines–0.05%
American Airlines, Inc. 8.50% 5/15/29	150,000	157,280
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	205,000	199,441
OneSky Flight LLC 8.88% 12/15/29	131,000	136,402
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30	480,000	$449,990
7.88% 5/1/27	200,000	201,236
		1,144,349
Apparel–0.02%
Beach Acquisition Bidco LLC 10.00% 7/15/33	250,000	259,129
Wolverine World Wide, Inc. 4.00% 8/15/29	150,000	134,490
		393,619
Auto Manufacturers–0.28%
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29	155,000	146,768
Ford Motor Credit Co. LLC
2.90% 2/16/28	1,030,000	965,728
4.45% 2/14/30	100,000	119,581
6.80% 5/12/28	2,340,000	2,418,448
6.80% 11/7/28	850,000	880,637
New Flyer Holdings, Inc. 9.25% 7/1/30	70,000	73,853
μRCI Banque SA 5.50% 10/9/34	200,000	247,784
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.00% 1/15/31	355,000	348,795
Stellantis Finance U.S., Inc. 5.75% 3/18/30	229,000	231,049
Volkswagen Bank GmbH 3.50% 6/19/31	100,000	117,456
μVolkswagen International Finance NV 3.88% 6/17/29	300,000	338,789
		5,888,888
Auto Parts & Equipment–0.07%
Adient Global Holdings Ltd. 7.50% 2/15/33	150,000	153,390
Clarios Global LP/Clarios U.S. Finance Co. 6.75% 2/15/30	120,000	124,775
Metalsa SAPI de CV 3.75% 5/4/31	200,000	164,296
Schaeffler AG 5.38% 4/1/31	200,000	240,621
ZF Europe Finance BV 4.75% 1/31/29	300,000	332,163
ZF North America Capital, Inc.
6.75% 4/23/30	300,000	288,094
6.88% 4/14/28	100,000	100,302
6.88% 4/23/32	200,000	184,848
		1,588,489
LVIP Fidelity Institutional AM® Total Bond Fund-3

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–7.12%
ABN AMRO Bank NV 3.88% 1/15/32	300,000	$363,795
μBanco Bilbao Vizcaya Argentaria SA 6.03% 3/13/35	400,000	417,087
μBanco de Credito del Peru SA 5.80% 3/10/35	100,000	99,217
μBanco de Credito e Inversiones SA 8.75% 5/8/29	200,000	211,006
μBanco del Estado de Chile 7.95% 5/2/29	200,000	207,750
μBanco do Brasil SA 8.75% 10/15/25	200,000	201,619
μBanco Mercantil del Norte SA 7.63% 1/10/28	250,000	249,143
μBank of America Corp.
4.62% 5/9/29	4,239,000	4,265,901
5.16% 1/24/31	3,080,000	3,156,845
5.29% 4/25/34	7,290,000	7,436,046
5.82% 9/15/29	4,171,000	4,345,005
6.20% 11/10/28	5,285,000	5,499,983
μBank of Nova Scotia 3.38% 3/5/33	335,000	392,952
μBarclays PLC
3.54% 8/14/31	150,000	177,967
5.37% 2/25/31	4,180,000	4,269,814
5.50% 8/9/28	6,190,000	6,313,262
8.41% 11/14/32	150,000	220,072
μBBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.13% 1/18/33	250,000	240,250
μBNP Paribas SA
3.95% 2/18/37	200,000	234,811
5.79% 1/13/33	3,491,000	3,631,701
7.45% 6/27/35	200,000	201,200
μBPCE SA 5.72% 1/18/30	420,000	432,418
μBW Real Estate, Inc. 9.50% 3/30/30	200,000	205,772
μCaixaBank SA 6.84% 9/13/34	485,000	532,744
μCitigroup, Inc.
2.67% 1/29/31	7,040,000	6,454,860
5.17% 2/13/30	4,015,000	4,096,238
μCommerzbank AG
4.88% 10/16/34	300,000	368,621
8.63% 2/28/33	100,000	147,614
Commonwealth Bank of Australia 2.69% 3/11/31	365,000	325,474
Cooperatieve Rabobank UA 1.13% 5/7/31	400,000	421,774
μDanske Bank AS 3.88% 1/9/32	415,000	503,667
μDeutsche Bank AG
6.13% 12/12/30	200,000	285,878
6.72% 1/18/29	3,558,000	3,737,581
6.82% 11/20/29	2,599,000	2,772,149
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μGoldman Sachs Group, Inc.
5.02% 10/23/35	3,400,000	$3,358,874
5.73% 4/25/30	4,010,000	4,174,226
6.48% 10/24/29	8,295,000	8,799,056
μHSBC Holdings PLC
5.81% 5/22/33	125,000	176,150
6.25% 3/9/34	420,000	449,384
8.20% 11/16/34	140,000	212,076
μING Groep NV 3.00% 8/17/31	500,000	582,322
Intesa Sanpaolo SpA
3.88% 7/14/27	1,070,000	1,056,055
6.63% 6/20/33	200,000	217,151
μJPMorgan Chase & Co.
2.52% 4/22/31	8,190,000	7,488,078
5.01% 1/23/30	2,075,000	2,113,298
5.14% 1/24/31	1,805,000	1,850,990
5.34% 1/23/35	2,175,000	2,226,395
5.77% 4/22/35	7,040,000	7,396,145
6.25% 10/23/34	1,418,000	1,541,140
μJyske Bank AS 5.13% 5/1/35	338,000	419,921
Kreditanstalt fuer Wiederaufbau
0.13% 1/9/32	555,000	558,116
4.00% 3/15/29	450,000	453,736
μMorgan Stanley
5.25% 4/21/34	5,220,000	5,310,035
5.83% 4/19/35	5,246,000	5,496,020
6.30% 10/18/28	3,189,000	3,321,905
6.41% 11/1/29	2,746,000	2,908,623
μNatWest Group PLC 7.42% 6/6/33	175,000	254,051
μPNC Financial Services Group, Inc. 6.88% 10/20/34	2,670,000	2,984,798
μRoyal Bank of Canada 3.13% 9/27/31	185,000	216,962
μSociete Generale SA 6.69% 1/10/34	405,000	432,216
μStandard Chartered PLC 3.86% 3/17/33	130,000	155,099
μUBS Group AG
0.25% 11/5/28	300,000	334,488
4.19% 4/1/31	6,590,000	6,453,187
5.70% 2/8/35	1,005,000	1,043,889
Walker & Dunlop, Inc. 6.63% 4/1/33	100,000	102,623
μWells Fargo & Co.
2.88% 10/30/30	9,110,000	8,511,756
5.24% 1/24/31	1,850,000	1,897,799
6.49% 10/23/34	5,790,000	6,328,650
μWestern Alliance Bancorp 3.00% 6/15/31	250,000	232,342
		151,477,772
LVIP Fidelity Institutional AM® Total Bond Fund-4

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.02%
Carlsberg Breweries AS 3.25% 2/28/32	175,000	$205,647
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	150,000	145,851
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25% 4/1/29	90,000	90,627
		442,125
Biotechnology–0.01%
Biocon Biologics Global PLC 6.67% 10/9/29	55,000	52,260
Emergent BioSolutions, Inc. 3.88% 8/15/28	188,000	150,286
		202,546
Building Materials–0.21%
Amrize Finance U.S. LLC 4.70% 4/7/28	1,250,000	1,261,355
Builders FirstSource, Inc.
4.25% 2/1/32	200,000	185,292
6.38% 3/1/34	100,000	101,907
6.75% 5/15/35	390,000	401,550
μCemex SAB de CV
5.13% 6/8/26	350,000	344,253
7.20% 6/10/30	200,000	202,050
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63% 12/15/30	450,000	459,978
JH North America Holdings, Inc. 6.13% 7/31/32	35,000	35,581
Masterbrand, Inc. 7.00% 7/15/32	100,000	102,125
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	100,000	102,566
Quikrete Holdings, Inc.
6.38% 3/1/32	600,000	616,992
6.75% 3/1/33	200,000	206,365
Sisecam U.K. PLC 8.63% 5/2/32	150,000	151,593
Smyrna Ready Mix Concrete LLC 6.00% 11/1/28	200,000	199,512
Standard Building Solutions, Inc. 6.50% 8/15/32	150,000	153,695
		4,524,814
Chemicals–0.42%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	100,000	105,429
Braskem Idesa SAPI 7.45% 11/15/29	150,000	110,475
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Braskem Netherlands Finance BV
5.88% 1/31/50	100,000	$62,789
7.25% 2/13/33	250,000	198,054
Celanese U.S. Holdings LLC
6.50% 4/15/30	351,000	359,293
6.75% 4/15/33	2,319,000	2,343,085
Chemours Co.
5.75% 11/15/28	250,000	234,326
8.00% 1/15/33	175,000	163,871
Consolidated Energy Finance SA
5.63% 10/15/28	20,000	17,145
12.00% 2/15/31	550,000	539,460
GPD Cos., Inc. 12.50% 12/31/29	97,050	92,586
Herens Holdco SARL 4.75% 5/15/28	300,000	269,243
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	100,000	101,379
Ma'aden Sukuk Ltd. 5.25% 2/13/30	200,000	203,369
Mativ Holdings, Inc. 8.00% 10/1/29	130,000	117,790
Methanex Corp.
5.13% 10/15/27	400,000	398,638
5.25% 12/15/29	70,000	69,152
5.65% 12/1/44	300,000	237,898
Methanex U.S. Operations, Inc. 6.25% 3/15/32	200,000	199,419
OCP SA
3.75% 6/23/31	200,000	179,177
5.13% 6/23/51	100,000	75,792
6.88% 4/25/44	100,000	96,529
Olin Corp.
5.00% 2/1/30	400,000	386,015
5.63% 8/1/29	65,000	64,505
6.63% 4/1/33	265,000	260,818
Olympus Water U.S. Holding Corp.
6.25% 10/1/29	300,000	286,250
9.75% 11/15/28	400,000	421,212
Sasol Financing USA LLC 4.38% 9/18/26	350,000	344,458
SCIL IV LLC/SCIL USA Holdings LLC 5.38% 11/1/26	150,000	149,027
Tronox, Inc. 4.63% 3/15/29	400,000	345,164
Vibrantz Technologies, Inc. 9.00% 2/15/30	150,000	101,055
WR Grace Holdings LLC 5.63% 8/15/29	400,000	362,074
		8,895,477
LVIP Fidelity Institutional AM® Total Bond Fund-5

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.33%
ADT Security Corp. 4.13% 8/1/29	150,000	$144,906
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00% 5/21/30	200,000	204,105
Allied Universal Holdco LLC 7.88% 2/15/31	350,000	365,642
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88% 6/15/30	190,000	192,577
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38% 6/15/32	95,000	99,391
Belron U.K. Finance PLC 5.75% 10/15/29	200,000	201,669
Block, Inc.
3.50% 6/1/31	300,000	275,180
6.50% 5/15/32	350,000	361,103
Boost Newco Borrower LLC 7.50% 1/15/31	300,000	318,454
Champions Financing, Inc. 8.75% 2/15/29	70,000	67,584
CoreCivic, Inc.
4.75% 10/15/27	350,000	343,378
8.25% 4/15/29	300,000	318,077
DP World Crescent Ltd. 3.75% 1/30/30	200,000	190,442
DP World Ltd. 5.63% 9/25/48	100,000	93,158
μDP World Salaam 6.00% 10/1/25	200,000	199,685
GEO Group, Inc.
8.63% 4/15/29	200,000	211,746
10.25% 4/15/31	200,000	219,352
Herc Holdings, Inc.
7.00% 6/15/30	260,000	271,533
7.25% 6/15/33	185,000	193,843
OT Midco, Inc. 10.00% 2/15/30	250,000	192,938
Service Corp. International 4.00% 5/15/31	150,000	140,352
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	200,000	207,714
Sotheby's 7.38% 10/15/27	250,000	247,122
StoneMor, Inc. 8.50% 5/15/29	230,000	210,453
TriNet Group, Inc. 3.50% 3/1/29	300,000	281,926
United Rentals North America, Inc. 6.13% 3/15/34	250,000	257,506
Wand NewCo 3, Inc. 7.63% 1/30/32	100,000	105,093
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26	475,000	473,288
WEX, Inc. 6.50% 3/15/33	200,000	201,780
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Williams Scotsman, Inc.
6.63% 6/15/29	150,000	$153,978
6.63% 4/15/30	75,000	77,906
Wolters Kluwer NV 3.00% 9/25/30	100,000	117,992
		6,939,873
Computers–0.06%
Amentum Holdings, Inc. 7.25% 8/1/32	150,000	154,373
ASGN, Inc. 4.63% 5/15/28	95,000	92,651
CACI International, Inc. 6.38% 6/15/33	240,000	247,667
Insight Enterprises, Inc. 6.63% 5/15/32	100,000	103,013
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	200,000	196,705
5.88% 7/15/30	115,000	116,717
8.50% 7/15/31	100,000	107,053
Western Digital Corp.
2.85% 2/1/29	250,000	231,765
3.10% 2/1/32	100,000	88,454
		1,338,398
Distribution/Wholesale–0.02%
Resideo Funding, Inc. 6.50% 7/15/32	100,000	102,449
Telecommunications Co. Telekom Srbija AD Belgrade 7.00% 10/28/29	250,000	249,653
		352,102
Diversified Financial Services–1.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	2,016,752
3.00% 10/29/28	3,769,000	3,590,632
5.10% 1/19/29	1,400,000	1,424,995
μAir Lease Corp. 4.13% 12/15/26	250,000	242,389
μAircastle Ltd. 5.25% 6/15/26	300,000	296,940
Ally Financial, Inc.
μ4.70% 5/15/28	250,000	224,212
μ5.74% 5/15/29	340,000	346,053
μ6.65% 1/17/40	365,000	358,831
6.70% 2/14/33	350,000	364,677
μ6.99% 6/13/29	4,010,000	4,221,294
8.00% 11/1/31	1,880,000	2,140,606
Avolon Holdings Funding Ltd.
4.95% 1/15/28	1,700,000	1,708,881
5.38% 5/30/30	2,150,000	2,190,122
Azorra Finance Ltd.
7.25% 1/15/31	135,000	137,825
LVIP Fidelity Institutional AM® Total Bond Fund-6

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Azorra Finance Ltd. (continued)
7.75% 4/15/30	115,000	$119,916
μCapital One Financial Corp.
4.93% 5/10/28	2,000,000	2,014,641
6.31% 6/8/29	5,000,000	5,248,497
CIMIC Finance Ltd. 1.50% 5/28/29	124,000	135,625
Encore Capital Group, Inc.
8.50% 5/15/30	225,000	241,334
9.25% 4/1/29	100,000	106,343
GGAM Finance Ltd.
5.88% 3/15/30	200,000	201,420
6.88% 4/15/29	190,000	196,427
8.00% 2/15/27	300,000	309,312
8.00% 6/15/28	400,000	423,088
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27	365,000	374,166
Hightower Holding LLC 9.13% 1/31/30	300,000	318,161
Jane Street Group/JSG Finance, Inc.
6.13% 11/1/32	200,000	201,909
7.13% 4/30/31	150,000	157,824
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63% 10/15/31	140,000	139,496
LFS Topco LLC 8.75% 7/15/30	70,000	68,859
Macquarie Airfinance Holdings Ltd.
6.40% 3/26/29	200,000	208,791
6.50% 3/26/31	150,000	158,747
8.13% 3/30/29	200,000	209,196
Navient Corp.
4.88% 3/15/28	100,000	98,605
5.50% 3/15/29	80,000	78,350
5.63% 8/1/33	100,000	91,960
7.88% 6/15/32	150,000	156,000
OneMain Finance Corp.
3.88% 9/15/28	400,000	383,583
6.63% 5/15/29	250,000	256,763
7.13% 3/15/26	139,000	141,057
7.13% 9/15/32	130,000	134,585
PennyMac Financial Services, Inc.
6.88% 5/15/32	180,000	184,045
6.88% 2/15/33	150,000	153,750
Phoenix Aviation Capital Ltd. 9.25% 7/15/30	143,000	148,110
PRA Group, Inc. 8.88% 1/31/30	130,000	133,978
Rfna LP 7.88% 2/15/30	100,000	102,329
Rocket Cos., Inc.
6.13% 8/1/30	170,000	173,235
6.38% 8/1/33	245,000	250,684
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
SLM Corp. 6.50% 1/31/30	125,000	$131,204
Stonex Escrow Issuer LLC 6.88% 7/15/32	120,000	121,207
TrueNoord Capital DAC 8.75% 3/1/30	150,000	155,754
UWM Holdings LLC 6.63% 2/1/30	250,000	250,258
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50% 6/15/31	150,000	157,410
		33,400,828
Electric–1.19%
Abu Dhabi National Energy Co. PJSC
4.00% 10/3/49	100,000	76,702
4.70% 4/24/33	200,000	197,595
4.75% 3/9/37	200,000	191,060
AES Corp.
2.45% 1/15/31	4,990,000	4,362,473
μ6.95% 7/15/55	265,000	258,510
Alpha Generation LLC 6.75% 10/15/32	50,000	51,542
Amprion GmbH
3.88% 6/5/36	100,000	117,930
4.13% 9/7/34	300,000	365,572
AusNet Services Holdings Pty. Ltd. 6.13% 5/31/33	180,000	125,288
Aydem Yenilenebilir Enerji AS 7.75% 2/2/27	180,000	178,159
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88% 2/15/39	150,000	154,563
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	300,000	300,489
Calpine Corp.
4.63% 2/1/29	100,000	98,763
5.13% 3/15/28	100,000	99,888
Chile Electricity Lux MPC SARL 6.01% 1/20/33	186,000	192,465
Clearway Energy Operating LLC 3.75% 2/15/31	300,000	275,465
ContourGlobal Power Holdings SA 6.75% 2/28/30	150,000	154,554
E.ON SE 3.50% 4/16/33	320,000	380,651
Edison International
μ5.00% 12/15/26	75,000	64,833
6.25% 3/15/30	100,000	101,566
μ7.88% 6/15/54	150,000	142,105
μ8.13% 6/15/53	150,000	144,884
LVIP Fidelity Institutional AM® Total Bond Fund-7

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Electricite de France SA 5.50% 1/25/35	300,000	$400,226
EnBW International Finance BV 3.75% 11/20/35	240,000	283,322
Enel Finance International NV 5.50% 6/26/34	215,000	219,104
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38% 12/30/30	500,000	447,726
Engie SA 4.25% 9/6/34	200,000	246,582
Eskom Holdings SOC Ltd. 6.35% 8/10/28	250,000	252,500
Exelon Corp. 5.45% 3/15/34	1,115,000	1,144,022
Georgia Power Co. 4.95% 5/17/33	4,200,000	4,232,533
Investment Energy Resources Ltd. 6.25% 4/26/29	200,000	196,022
Lightning Power LLC 7.25% 8/15/32	100,000	105,245
London Power Networks PLC 3.84% 6/11/37	100,000	117,726
Mong Duong Finance Holdings BV 5.13% 5/7/29	67,760	66,166
μNGG Finance PLC 2.13% 9/5/82	181,000	208,098
Niagara Energy SAC 5.75% 10/3/34	200,000	197,993
NRG Energy, Inc.
3.38% 2/15/29	250,000	235,738
5.75% 7/15/29	200,000	200,257
6.00% 2/1/33	350,000	353,488
6.25% 11/1/34	250,000	254,712
μPacifiCorp 7.38% 9/15/55	195,000	202,714
PG&E Corp.
5.25% 7/1/30	700,000	666,850
μ7.38% 3/15/55	291,000	275,583
Pike Corp.
5.50% 9/1/28	130,000	129,915
8.63% 1/31/31	200,000	217,516
Puget Energy, Inc. 5.73% 3/15/35	4,290,000	4,315,688
RWE Finance U.S. LLC 5.88% 4/16/34	436,000	451,038
Saavi Energia SARL 8.88% 2/10/35	250,000	260,875
Scottish Hydro Electric Transmission PLC 3.38% 9/4/32	175,000	205,264
μSSE PLC 3.74% 1/14/26	100,000	135,615
Termocandelaria Power SA 7.75% 9/17/31	250,000	256,430
Tierra Mojada Luxembourg II SARL 5.75% 12/1/40	169,055	159,739
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC
5.63% 2/15/27	250,000	$250,171
6.88% 4/15/32	250,000	261,371
XPLR Infrastructure Operating Partners LP
7.25% 1/15/29	30,000	30,754
8.38% 1/15/31	170,000	181,578
8.63% 3/15/33	170,000	182,202
		25,379,820
Electrical Components & Equipment–0.01%
WESCO Distribution, Inc. 6.38% 3/15/33	200,000	206,716
		206,716
Electronics–0.03%
Coherent Corp. 5.00% 12/15/29	200,000	196,426
Sensata Technologies BV 4.00% 4/15/29	150,000	142,662
Sensata Technologies, Inc. 6.63% 7/15/32	150,000	154,373
TTM Technologies, Inc. 4.00% 3/1/29	150,000	143,319
		636,780
Energy-Alternate Sources–0.00%
‡Sunnova Energy Corp. 5.88% 9/1/26	280,000	5,600
		5,600
Engineering & Construction–0.19%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61	200,000	139,660
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	200,000	208,186
Artera Services LLC 8.50% 2/15/31	750,000	624,541
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88% 2/3/30	150,000	151,935
Brand Industrial Services, Inc. 10.38% 8/1/30	700,000	645,845
Heathrow Funding Ltd. 6.00% 3/5/32	255,000	353,692
HTA Group Ltd. 7.50% 6/4/29	600,000	615,060
IHS Holding Ltd.
5.63% 11/29/26	80,000	78,577
7.88% 5/29/30	400,000	400,892
8.25% 11/29/31	200,000	201,747
Kingston Airport Revenue Finance Ltd. 6.75% 12/15/36	200,000	201,086
Railworks Holdings LP/Railworks Rally, Inc. 8.25% 11/15/28	310,000	316,975
LVIP Fidelity Institutional AM® Total Bond Fund-8

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
TopBuild Corp. 4.13% 2/15/32	100,000	$92,729
		4,030,925
Entertainment–0.44%
Caesars Entertainment, Inc.
6.00% 10/15/32	250,000	245,178
6.50% 2/15/32	250,000	256,529
8.13% 7/1/27	100,000	100,030
Flutter Treasury DAC 5.88% 6/4/31	265,000	266,988
GENM Capital Labuan Ltd. 3.88% 4/19/31	200,000	179,374
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25% 4/15/30	115,000	118,704
11.88% 4/15/31	130,000	136,191
Warnermedia Holdings, Inc.
4.05% 3/15/29	4,550,000	4,550,000
4.28% 3/15/32	4,268,000	3,612,300
		9,465,294
Environmental Control–0.04%
Clean Harbors, Inc. 6.38% 2/1/31	100,000	102,452
GFL Environmental, Inc. 3.50% 9/1/28	100,000	96,461
Reworld Holding Corp. 4.88% 12/1/29	200,000	190,269
Waste Pro USA, Inc. 7.00% 2/1/33	100,000	103,812
Wrangler Holdco Corp. 6.63% 4/1/32	250,000	260,265
		753,259
Food–1.11%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50% 3/15/29	235,000	222,634
4.88% 2/15/30	200,000	196,603
6.25% 3/15/33	150,000	154,624
Barry Callebaut Services NV 4.25% 8/19/31	300,000	355,259
C&S Group Enterprises LLC 5.00% 12/15/28	260,000	234,758
Fiesta Purchaser, Inc.
7.88% 3/1/31	100,000	106,121
9.63% 9/15/32	100,000	105,517
Gruma SAB de CV 5.76% 12/9/54	250,000	236,279
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29	300,000	310,696
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger Co. 5.00% 9/15/34	4,340,000	$4,308,960
KUO SAB de CV 5.75% 7/7/27	150,000	147,387
Lamb Weston Holdings, Inc. 4.13% 1/31/30	400,000	381,439
MARB BondCo PLC 3.95% 1/29/31	100,000	88,615
Mars, Inc.
4.80% 3/1/30	7,595,000	7,695,253
5.20% 3/1/35	2,855,000	2,889,200
5.65% 5/1/45	1,900,000	1,904,595
5.70% 5/1/55	2,275,000	2,269,446
METRO AG 4.00% 3/5/30	175,000	212,392
Minerva Luxembourg SA 8.88% 9/13/33	100,000	108,022
NBM U.S. Holdings, Inc. 6.63% 8/6/29	150,000	150,866
Performance Food Group, Inc. 6.13% 9/15/32	200,000	204,587
Post Holdings, Inc.
5.50% 12/15/29	300,000	298,624
6.25% 2/15/32	200,000	205,537
6.38% 3/1/33	200,000	201,823
REWE International Finance BV 4.88% 9/13/30	200,000	252,372
Sigma Holdco BV 7.88% 5/15/26	75,000	75,001
U.S. Foods, Inc.
4.75% 2/15/29	250,000	245,614
5.75% 4/15/33	150,000	149,843
		23,712,067
Food Service–0.01%
TKC Holdings, Inc. 6.88% 5/15/28	250,000	248,456
		248,456
Forest Products & Paper–0.03%
Ahlstrom Holding 3 OYJ 4.88% 2/4/28	100,000	95,110
Inversiones CMPC SA 3.00% 4/6/31	50,000	44,109
LD Celulose International GmbH 7.95% 1/26/32	200,000	210,500
Suzano Austria GmbH 5.00% 1/15/30	200,000	199,179
		548,898
Gas–0.23%
Fluxys SA 4.00% 11/28/30	200,000	238,300
NiSource, Inc. 2.95% 9/1/29	4,540,000	4,283,067
Snam SpA 5.75% 5/28/35	200,000	204,127
Southern Gas Networks PLC 3.50% 10/16/30	175,000	207,428
		4,932,922
LVIP Fidelity Institutional AM® Total Bond Fund-9

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.05%
Avantor Funding, Inc.
3.88% 11/1/29	100,000	$94,680
4.63% 7/15/28	100,000	98,196
Insulet Corp. 6.50% 4/1/33	100,000	104,259
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	470,000	482,824
Sotera Health Holdings LLC 7.38% 6/1/31	100,000	104,044
Werfen SA 4.63% 6/6/28	200,000	246,424
		1,130,427
Health Care Services–0.71%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	100,000	103,023
Auna SA 10.00% 12/18/29	130,000	136,299
Centene Corp. 4.63% 12/15/29	6,560,000	6,380,469
Charles River Laboratories International, Inc.
4.00% 3/15/31	150,000	137,444
4.25% 5/1/28	100,000	97,034
CHS/Community Health Systems, Inc.
4.75% 2/15/31	755,000	645,436
5.25% 5/15/30	667,000	591,461
6.13% 4/1/30	120,000	88,735
6.88% 4/15/29	250,000	199,338
DaVita, Inc.
4.63% 6/1/30	450,000	431,155
6.75% 7/15/33	195,000	201,356
6.88% 9/1/32	250,000	259,045
HAH Group Holding Co. LLC 9.75% 10/1/31	160,000	158,626
HCA, Inc. 5.45% 9/15/34	2,610,000	2,632,588
IQVIA, Inc.
6.25% 6/1/32	295,000	302,734
6.50% 5/15/30	100,000	103,098
LifePoint Health, Inc. 10.00% 6/1/32	100,000	103,167
Molina Healthcare, Inc. 6.25% 1/15/33	400,000	407,159
Pediatrix Medical Group, Inc. 5.38% 2/15/30	150,000	148,289
Prime Healthcare Services, Inc. 9.38% 9/1/29	130,000	129,025
Radiology Partners, Inc. 8.50% 7/15/32	65,000	65,151
Select Medical Corp. 6.25% 12/1/32	250,000	251,493
Surgery Center Holdings, Inc. 7.25% 4/15/32	65,000	66,236
Tenet Healthcare Corp.
4.25% 6/1/29	300,000	290,945
4.63% 6/15/28	300,000	296,238
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare Corp. (continued)
6.13% 10/1/28	350,000	$350,490
6.13% 6/15/30	270,000	274,694
U.S. Acute Care Solutions LLC 9.75% 5/15/29	285,000	293,960
		15,144,688
Holding Companies-Diversified–0.01%
Clue Opco LLC 9.50% 10/15/31	100,000	106,021
		106,021
Home Builders–0.07%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63% 8/1/29	100,000	95,500
Beazer Homes USA, Inc. 7.50% 3/15/31	100,000	101,378
Berkeley Group PLC 2.50% 8/11/31	427,000	489,585
Forestar Group, Inc. 6.50% 3/15/33	250,000	251,896
LGI Homes, Inc.
4.00% 7/15/29	100,000	89,479
7.00% 11/15/32	315,000	299,801
8.75% 12/15/28	15,000	15,593
New Home Co., Inc. 8.50% 11/1/30	80,000	81,477
		1,424,709
Home Furnishings–0.02%
Whirlpool Corp.
5.75% 3/1/34	15,000	14,624
6.13% 6/15/30	245,000	247,153
6.50% 6/15/33	210,000	210,673
		472,450
Household Products Wares–0.01%
Kronos Acquisition Holdings, Inc.
8.25% 6/30/31	165,000	149,834
10.75% 6/30/32	95,000	69,022
		218,856
Housewares–0.03%
Newell Brands, Inc.
6.38% 5/15/30	200,000	194,565
6.63% 5/15/32	200,000	190,792
7.00% 4/1/46	100,000	85,434
8.50% 6/1/28	200,000	210,042
		680,833
LVIP Fidelity Institutional AM® Total Bond Fund-10

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.78%
Acrisure LLC/Acrisure Finance, Inc.
6.75% 7/1/32	65,000	$65,921
7.50% 11/6/30	100,000	103,303
8.50% 6/15/29	100,000	104,282
Admiral Group PLC 8.50% 1/6/34	235,000	367,076
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38% 10/1/32	150,000	154,622
AmWINS Group, Inc.
4.88% 6/30/29	135,000	131,195
6.38% 2/15/29	65,000	66,250
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88% 11/1/29	250,000	255,728
Athene Global Funding 5.58% 1/9/29	2,100,000	2,158,606
Corebridge Financial, Inc. 3.90% 4/5/32	4,670,000	4,383,312
Equitable Financial Life Global Funding 5.00% 3/27/30	4,220,000	4,283,006
μQBE Insurance Group Ltd. 2.50% 9/13/38	174,000	219,769
Reinsurance Group of America, Inc. 3.15% 6/15/30	4,590,000	4,288,168
		16,581,238
Internet–0.16%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00% 5/1/28	250,000	238,568
9.00% 8/1/29	650,000	664,596
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00% 6/15/27	200,000	200,357
Gen Digital, Inc. 6.25% 4/1/33	150,000	154,026
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50% 3/1/29	200,000	188,989
5.25% 12/1/27	200,000	199,727
GrubHub Holdings, Inc. 5.50% 7/1/27	145,000	140,709
ION Trading Technologies SARL 5.75% 5/15/28	265,000	255,684
Prosus NV 4.19% 1/19/32	500,000	468,325
Snap, Inc. 6.88% 3/1/33	150,000	153,919
Wayfair LLC
7.25% 10/31/29	381,000	381,171
7.75% 9/15/30	430,000	432,669
		3,478,740
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies–0.70%
Abu Dhabi Developmental Holding Co. PJSC
5.25% 10/2/54	200,000	$185,280
5.50% 5/8/34	200,000	207,937
ARES Strategic Income Fund
5.45% 9/9/28	1,075,000	1,075,527
5.80% 9/9/30	869,000	872,036
6.35% 8/15/29	2,090,000	2,142,728
Blackstone Private Credit Fund
4.88% 4/14/26	100,000	136,536
5.60% 11/22/29	1,565,000	1,575,812
7.30% 11/27/28	2,950,000	3,146,159
HAT Holdings I LLC/HAT Holdings II LLC 3.38% 6/15/26	43,000	42,089
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 2/1/29	250,000	210,144
5.25% 5/15/27	400,000	387,572
6.25% 5/15/26	120,000	119,147
MDGH GMTN RSC Ltd.
2.88% 11/7/29	200,000	187,684
4.38% 11/22/33	200,000	191,837
5.08% 5/22/53	200,000	182,569
Sixth Street Lending Partners 6.13% 7/15/30	4,220,000	4,297,101
		14,960,158
Iron & Steel–0.13%
ATI, Inc. 7.25% 8/15/30	100,000	104,790
Champion Iron Canada, Inc. 7.88% 7/15/32	50,000	50,694
Cleveland-Cliffs, Inc.
6.88% 11/1/29	100,000	98,454
7.00% 3/15/32	200,000	188,532
7.38% 5/1/33	100,000	93,896
Commercial Metals Co.
3.88% 2/15/31	100,000	91,779
4.13% 1/15/30	150,000	143,464
CSN Inova Ventures 6.75% 1/28/28	150,000	141,640
Mineral Resources Ltd.
8.00% 11/1/27	180,000	180,839
8.50% 5/1/30	400,000	398,021
9.25% 10/1/28	100,000	102,341
POSCO 5.88% 1/17/33	200,000	207,928
@Samarco Mineracao SA 9.50% 6/30/31	526,665	517,741
Usiminas International SARL 7.50% 1/27/32	200,000	204,480
Vale Overseas Ltd. 6.40% 6/28/54	150,000	147,415
		2,672,014
LVIP Fidelity Institutional AM® Total Bond Fund-11

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time–0.09%
Amer Sports Co. 6.75% 2/16/31	250,000	$260,209
Carnival Corp.
5.75% 3/15/30	275,000	279,653
5.88% 6/15/31	260,000	264,875
6.00% 5/1/29	200,000	202,089
6.13% 2/15/33	150,000	153,473
Life Time, Inc. 6.00% 11/15/31	235,000	238,748
MajorDrive Holdings IV LLC 6.38% 6/1/29	180,000	141,397
NCL Corp. Ltd. 6.75% 2/1/32	150,000	153,244
Viking Cruises Ltd. 9.13% 7/15/31	100,000	107,700
VOC Escrow Ltd. 5.00% 2/15/28	100,000	99,495
		1,900,883
Lodging–0.05%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	420,000	380,460
4.00% 5/1/31	200,000	188,045
6.13% 4/1/32	100,000	102,414
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.63% 1/15/32	250,000	253,882
MGM Resorts International 6.50% 4/15/32	100,000	101,631
Station Casinos LLC 6.63% 3/15/32	100,000	102,251
		1,128,683
Machinery Construction & Mining–0.01%
BWX Technologies, Inc. 4.13% 6/30/28	250,000	243,892
		243,892
Machinery Diversified–0.02%
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27	400,000	399,720
		399,720
Media–1.05%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	500,000	467,087
4.50% 5/1/32	495,000	460,965
4.50% 6/1/33	600,000	548,418
5.38% 6/1/29	135,000	134,506
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	6,270,000	4,017,021
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
6.38% 10/23/35	4,140,000	$4,348,277
6.48% 10/23/45	2,250,000	2,229,392
CSC Holdings LLC
3.38% 2/15/31	600,000	415,733
4.63% 12/1/30	700,000	325,539
5.38% 2/1/28	400,000	366,222
DISH DBS Corp.
5.13% 6/1/29	390,000	259,943
7.38% 7/1/28	95,000	68,609
LCPR Senior Secured Financing DAC
5.13% 7/15/29	100,000	58,907
6.75% 10/15/27	200,000	134,718
Telecomunicaciones Digitales SA 4.50% 1/30/30	250,000	233,209
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28	200,000	197,859
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	6,297,600
Univision Communications, Inc.
4.50% 5/1/29	250,000	227,300
8.00% 8/15/28	150,000	152,217
8.50% 7/31/31	475,000	475,526
Virgin Media Secured Finance PLC 4.50% 8/15/30	300,000	278,817
VTR Comunicaciones SpA 5.13% 1/15/28	150,000	141,970
VTR Finance NV 6.38% 7/15/28	360,000	343,800
Ziggo BV 4.88% 1/15/30	100,000	93,402
		22,277,037
Metal Fabricate & Hardware–0.02%
Vallourec SACA 7.50% 4/15/32	350,000	366,891
		366,891
Mining–0.26%
Alcoa Nederland Holding BV 7.13% 3/15/31	500,000	524,744
Alumina Pty. Ltd. 6.38% 9/15/32	250,000	254,695
Antofagasta PLC 2.38% 10/14/30	200,000	176,971
Aris Mining Corp. 8.00% 10/31/29	250,000	255,000
Capstone Copper Corp. 6.75% 3/31/33	110,000	112,636
Cia de Minas Buenaventura SAA 6.80% 2/4/32	200,000	202,900
LVIP Fidelity Institutional AM® Total Bond Fund-12

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Corp. Nacional del Cobre de Chile
3.15% 1/14/30	50,000	$46,389
5.95% 1/8/34	200,000	203,836
6.30% 9/8/53	200,000	195,669
Endeavour Mining PLC 7.00% 5/28/30	200,000	200,800
ERO Copper Corp. 6.50% 2/15/30	350,000	348,250
First Quantum Minerals Ltd.
6.88% 10/15/27	100,000	100,138
8.00% 3/1/33	215,000	220,523
9.38% 3/1/29	435,000	461,686
Freeport Indonesia PT 6.20% 4/14/52	200,000	195,921
Fresnillo PLC 4.25% 10/2/50	250,000	182,278
Hudbay Minerals, Inc. 4.50% 4/1/26	100,000	99,378
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45% 5/15/30	150,000	152,674
Ivanhoe Mines Ltd. 7.88% 1/23/30	295,000	294,452
Navoi Mining & Metallurgical Combinat 6.95% 10/17/31	200,000	204,558
Navoiyuran State Enterprise 6.70% 7/2/30	200,000	200,562
Nexa Resources SA 6.75% 4/9/34	200,000	208,908
Novelis Corp.
3.25% 11/15/26	35,000	34,439
6.88% 1/30/30	300,000	310,179
Volcan Cia Minera SAA 8.75% 1/24/30	355,000	352,661
		5,540,247
Miscellaneous Manufacturing–0.03%
Amsted Industries, Inc. 6.38% 3/15/33	150,000	152,470
Axon Enterprise, Inc.
6.13% 3/15/30	200,000	205,672
6.25% 3/15/33	200,000	205,933
Enpro, Inc. 6.13% 6/1/33	150,000	153,348
		717,423
Oil & Gas–2.42%
Adnoc Murban Rsc Ltd. 5.13% 9/11/54	200,000	182,018
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.63% 7/15/33	60,000	60,870
Bapco Energies BSC Closed
7.50% 10/25/27	150,000	153,683
8.38% 11/7/28	50,000	52,989
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Baytex Energy Corp. 7.38% 3/15/32	165,000	$157,557
California Resources Corp. 8.25% 6/15/29	344,000	353,108
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13% 1/15/27	170,000	168,992
9.75% 7/15/28	235,000	234,298
Canacol Energy Ltd. 5.75% 11/24/28	490,000	167,734
Canadian Natural Resources Ltd. 2.95% 7/15/30	4,730,000	4,338,031
CITGO Petroleum Corp.
6.38% 6/15/26	200,000	199,904
8.38% 1/15/29	50,000	52,007
CNX Resources Corp. 7.25% 3/1/32	250,000	258,853
Comstock Resources, Inc.
5.88% 1/15/30	250,000	242,830
6.75% 3/1/29	200,000	200,448
Cosan Overseas Ltd. 8.25% 8/5/25	200,000	201,326
CVR Energy, Inc.
5.75% 2/15/28	230,000	220,226
8.50% 1/15/29	180,000	180,071
Ecopetrol SA
8.38% 1/19/36	50,000	48,243
8.88% 1/13/33	350,000	361,062
Empresa Nacional del Petroleo 5.95% 7/30/34	200,000	202,346
Energean Israel Finance Ltd.
4.88% 3/30/26	330,000	325,694
5.38% 3/30/28	200,000	190,250
Energean PLC 6.50% 4/30/27	450,000	441,000
Geopark Ltd. 8.75% 1/31/30	250,000	220,000
Gran Tierra Energy, Inc. 9.50% 10/15/29	235,000	178,850
Hess Corp.
5.60% 2/15/41	2,180,000	2,164,645
7.13% 3/15/33	1,910,000	2,162,952
KazMunayGas National Co. JSC
5.38% 4/24/30	100,000	100,692
5.75% 4/19/47	50,000	43,407
Kosmos Energy Ltd.
7.13% 4/4/26	210,000	202,654
7.50% 3/1/28	85,000	69,959
7.75% 5/1/27	75,000	66,656
8.75% 10/1/31	550,000	407,537
Leviathan Bond Ltd. 6.50% 6/30/27	140,000	138,815
MC Brazil Downstream Trading SARL 7.25% 6/30/31	228,052	180,024
LVIP Fidelity Institutional AM® Total Bond Fund-13

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	250,000	$260,225
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31	156,000	151,731
Nabors Industries Ltd. 7.50% 1/15/28	200,000	178,426
Nabors Industries, Inc. 8.88% 8/15/31	150,000	111,421
Northern Oil & Gas, Inc.
8.13% 3/1/28	200,000	201,777
8.75% 6/15/31	100,000	103,050
Occidental Petroleum Corp.
5.38% 1/1/32	1,285,000	1,274,426
5.55% 10/1/34	895,000	878,194
6.13% 1/1/31	3,158,000	3,269,235
ORLEN SA 6.00% 1/30/35	200,000	205,071
Parkland Corp.
4.63% 5/1/30	350,000	335,146
6.63% 8/15/32	100,000	102,208
PBF Holding Co. LLC/PBF Finance Corp.
6.00% 2/15/28	30,000	28,690
7.88% 9/15/30	350,000	314,225
9.88% 3/15/30	200,000	194,531
Permian Resources Operating LLC
5.88% 7/1/29	175,000	175,678
6.25% 2/1/33	85,000	85,789
Pertamina Persero PT 4.18% 1/21/50	50,000	37,181
‡Petroleos de Venezuela SA
5.38% 4/12/27	450,000	55,608
9.75% 5/17/35	300,000	43,650
Petroleos Mexicanos
5.35% 2/12/28	5,770,000	5,540,594
5.95% 1/28/31	9,320,000	8,425,561
6.50% 3/13/27	490,000	486,596
6.63% 6/15/35	500,000	421,390
6.70% 2/16/32	165,000	153,298
6.75% 9/21/47	1,239,000	897,396
7.69% 1/23/50	9,870,000	7,763,596
10.00% 2/7/33	200,000	214,128
Petronas Capital Ltd.
3.40% 4/28/61	100,000	65,167
3.50% 4/21/30	100,000	96,016
QatarEnergy
1.38% 9/12/26	300,000	288,928
2.25% 7/12/31	200,000	175,076
3.30% 7/12/51	350,000	235,900
Saudi Arabian Oil Co.
2.25% 11/24/30	300,000	266,105
3.25% 11/24/50	150,000	95,036
3.50% 4/16/29	300,000	289,823
4.25% 4/16/39	300,000	260,986
5.88% 7/17/64	200,000	182,619
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Saudi Arabian Oil Co. (continued)
6.38% 6/2/55	200,000	$199,922
SEPLAT Energy PLC 9.13% 3/21/30	250,000	248,121
Sunoco LP 6.25% 7/1/33	250,000	254,175
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	200,000	194,158
5.88% 3/15/28	200,000	200,535
Talos Production, Inc.
9.00% 2/1/29	100,000	102,386
9.38% 2/1/31	100,000	102,096
Tecpetrol SA 7.63% 1/22/33	50,000	50,675
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30	100,000	88,954
Transocean Aquila Ltd. 8.00% 9/30/28	138,615	139,668
Transocean, Inc.
8.00% 2/1/27	400,000	394,048
8.25% 5/15/29	150,000	138,681
8.75% 2/15/30	68,000	69,927
Tullow Oil PLC 10.25% 5/15/26	309,000	268,058
Valaris Ltd. 8.38% 4/30/30	250,000	256,494
YPF SA 8.25% 1/17/34	50,000	49,992
		51,552,098
Oil & Gas Services–0.07%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	150,000	152,826
Aris Water Holdings LLC 7.25% 4/1/30	200,000	206,346
Guara Norte SARL 5.20% 6/15/34	115,244	109,219
Star Holding LLC 8.75% 8/1/31	100,000	94,237
TGS ASA 8.50% 1/15/30	150,000	154,811
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 9/1/27	85,000	85,171
7.13% 3/15/29	100,000	102,493
Viridien 10.00% 10/15/30	155,000	152,528
Yinson Boronia Production BV 8.95% 7/31/42	332,045	353,430
		1,411,061
LVIP Fidelity Institutional AM® Total Bond Fund-14

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.09%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00% 9/1/29	225,000	$205,397
6.00% 6/15/27	140,000	140,430
Ball Corp. 6.00% 6/15/29	100,000	102,518
Clydesdale Acquisition Holdings, Inc.
6.88% 1/15/30	250,000	255,570
8.75% 4/15/30	300,000	306,847
Crown Americas LLC 5.88% 6/1/33	190,000	191,299
Graham Packaging Co., Inc. 7.13% 8/15/28	80,000	79,852
Graphic Packaging International LLC
3.75% 2/1/30	100,000	93,747
6.38% 7/15/32	100,000	102,108
Sealed Air Corp.
5.00% 4/15/29	80,000	79,128
6.50% 7/15/32	50,000	51,813
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	100,000	105,248
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50% 5/15/30	265,000	270,888
		1,984,845
Pharmaceuticals–0.68%
1261229 BC Ltd. 10.00% 4/15/32	500,000	504,385
180 Medical, Inc. 3.88% 10/15/29	100,000	95,073
AdaptHealth LLC 5.13% 3/1/30	150,000	142,519
Bausch Health Americas, Inc.
8.50% 1/31/27	30,000	28,575
9.25% 4/1/26	250,000	248,438
Bausch Health Cos., Inc.
4.88% 6/1/28	250,000	210,886
5.25% 1/30/30	50,000	31,660
11.00% 9/30/28	110,000	108,900
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,270,000	4,230,238
Bayer U.S. Finance LLC 6.50% 11/21/33	700,000	750,579
CVS Health Corp.
3.25% 8/15/29	5,640,000	5,360,394
μ6.75% 12/10/54	231,000	231,503
μ7.00% 3/10/55	350,000	360,994
Grifols SA 4.75% 10/15/28	100,000	96,133
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Novo Nordisk Finance Netherlands BV 3.63% 5/27/37	250,000	$295,722
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	300,000	288,532
5.13% 4/30/31	280,000	243,000
6.75% 5/15/34	30,000	28,810
7.88% 5/15/34	30,000	27,091
Owens & Minor, Inc.
4.50% 3/31/29	80,000	71,712
6.63% 4/1/30	90,000	84,541
Teva Pharmaceutical Finance Netherlands III BV
3.15% 10/1/26	59,000	57,854
6.00% 12/1/32	330,000	337,003
7.88% 9/15/29	200,000	218,174
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/30	330,000	335,919
		14,388,635
Pipelines–1.47%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27	60,000	59,927
Cheniere Energy Partners LP 5.75% 8/15/34	150,000	154,046
CNX Midstream Partners LP 4.75% 4/15/30	200,000	188,915
CQP Holdco LP/BIP-V Chinook Holdco LLC 7.50% 12/15/33	250,000	271,272
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13% 6/1/28	350,000	351,444
7.38% 6/30/33	65,000	64,697
8.63% 3/15/29	200,000	207,576
DT Midstream, Inc. 5.80% 12/15/34	150,000	152,762
EIG Pearl Holdings SARL 3.55% 8/31/36	248,161	220,852
Energy Transfer LP
6.10% 12/1/28	4,235,000	4,448,740
μ6.63% 2/15/28	250,000	248,836
μ7.13% 5/15/30	80,000	81,493
7.38% 2/1/31	100,000	104,784
Galaxy Pipeline Assets Bidco Ltd.
2.16% 3/31/34	73,715	65,355
2.63% 3/31/36	300,000	254,877
LVIP Fidelity Institutional AM® Total Bond Fund-15

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. 8.00% 5/15/33	350,000	$365,933
Global Partners LP/GLP Finance Corp.
6.88% 1/15/29	150,000	152,316
7.13% 7/1/33	50,000	50,701
Golar LNG Ltd. 7.75% 9/19/29	400,000	402,040
Greensaif Pipelines Bidco SARL
6.13% 2/23/38	200,000	206,253
6.51% 2/23/42	200,000	207,247
Harvest Midstream I LP
7.50% 9/1/28	200,000	203,407
7.50% 5/15/32	50,000	52,808
Hess Midstream Operations LP
4.25% 2/15/30	65,000	62,496
5.13% 6/15/28	300,000	297,895
5.88% 3/1/28	150,000	152,236
Howard Midstream Energy Partners LLC
7.38% 7/15/32	100,000	105,170
8.88% 7/15/28	200,000	209,968
Kinetik Holdings LP
5.88% 6/15/30	150,000	151,272
6.63% 12/15/28	250,000	255,697
New Fortress Energy, Inc. 6.50% 9/30/26	65,000	36,075
NFE Financing LLC 12.00% 11/15/29	340,000	154,360
Oleoducto Central SA 4.00% 7/14/27	100,000	97,382
ONEOK, Inc.
5.05% 11/1/34	1,353,000	1,316,667
6.50% 9/1/30	2,990,000	3,194,369
•Plains All American Pipeline LP 8.70% (3 mo. USD Term SOFR + 4.37%) 7/30/25	940,000	941,987
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	2,230,000	2,131,565
Prairie Acquiror LP 9.00% 8/1/29	130,000	135,410
Rockies Express Pipeline LLC
4.95% 7/15/29	200,000	196,339
6.75% 3/15/33	250,000	260,917
μSouth Bow Canadian Infrastructure Holdings Ltd. 7.50% 3/1/55	135,000	139,286
Southern Gas Corridor CJSC 6.88% 3/24/26	150,000	151,836
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	300,000	$298,238
6.00% 12/31/30	820,000	804,597
6.00% 9/1/31	70,000	68,309
Targa Resources Corp.
4.90% 9/15/30	658,000	663,555
5.65% 2/15/36	1,584,000	1,598,886
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,358,064
TMS Issuer SARL 5.78% 8/23/32	100,000	103,118
TransMontaigne Partners LLC 8.50% 6/15/30	90,000	93,627
Venture Global Plaquemines LNG LLC
6.50% 1/15/34	265,000	265,000
6.75% 1/15/36	205,000	205,000
Williams Cos., Inc. 2.60% 3/15/31	4,820,000	4,318,333
		31,283,935
Real Estate–0.22%
Alpha Star Holding IX Ltd. 7.00% 8/26/28	200,000	202,305
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00% 4/15/30	100,000	93,424
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75% 1/15/29	80,000	69,956
9.75% 4/15/30	160,000	162,578
Aroundtown SA 3.63% 4/10/31	295,000	358,194
Blackstone Property Partners Europe Holdings SARL 1.63% 4/20/30	300,000	323,005
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/34	125,000	153,522
Citycon Treasury BV 5.38% 7/8/31	100,000	121,079
CPI Property Group SA 6.00% 1/27/32	205,000	245,823
Deutsche EuroShop AG 4.50% 10/15/30	100,000	117,793
@Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% 9/12/31	464,600	356,787
LVIP Fidelity Institutional AM® Total Bond Fund-16

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
μGrand City Properties SA 1.50% 3/9/26	100,000	$114,134
Heimstaden Bostad AB
μ3.63% 10/13/26	105,000	120,747
3.88% 11/5/29	170,000	201,280
Howard Hughes Corp.
4.13% 2/1/29	100,000	95,229
4.38% 2/1/31	100,000	92,284
Kennedy-Wilson, Inc. 4.75% 2/1/30	150,000	137,373
LEG Immobilien SE 3.88% 1/20/35	200,000	230,725
Logicor Financing SARL 1.63% 1/17/30	305,000	330,026
P3 Group SARL 4.00% 4/19/32	175,000	207,277
Prologis International Funding II SA 4.38% 7/1/36	275,000	334,233
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/27	215,000	225,401
Shurgard Luxembourg SARL 4.00% 5/27/35	200,000	234,991
Sirius Real Estate Ltd. 4.00% 1/22/32	100,000	116,723
		4,644,889
Real Estate Investment Trusts–1.56%
Agree LP 2.90% 10/1/30	2,340,000	2,159,654
American Homes 4 Rent LP 4.95% 6/15/30	1,538,000	1,553,696
American Tower Corp. 3.63% 5/30/32	150,000	177,947
COPT Defense Properties LP 2.75% 4/15/31	4,950,000	4,378,237
CTR Partnership LP/CareTrust Capital Corp. 3.88% 6/30/28	150,000	143,180
Great Portland Estates PLC 5.38% 9/25/31	340,000	466,330
Invitation Homes Operating Partnership LP 2.30% 11/15/28	4,560,000	4,269,406
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	100,000	97,369
7.00% 7/15/31	155,000	162,082
MPT Operating Partnership LP/MPT Finance Corp.
3.50% 3/15/31	250,000	176,740
4.63% 8/1/29	200,000	157,579
5.00% 10/15/27	450,000	415,660
8.50% 2/15/32	150,000	156,983
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc.
3.25% 4/15/33	300,000	$258,977
3.63% 10/1/29	2,000,000	1,903,832
Phillips Edison Grocery Center Operating Partnership I LP 2.63% 11/15/31	2,470,000	2,152,587
Realty Income Corp. 3.38% 6/20/31	100,000	117,464
RHP Hotel Properties LP/RHP Finance Corp. 6.50% 6/15/33	130,000	133,737
Rithm Capital Corp.
8.00% 4/1/29	100,000	101,032
8.00% 7/15/30	55,000	55,275
Sabra Health Care LP 3.20% 12/1/31	2,860,000	2,548,612
Safehold GL Holdings LLC
2.80% 6/15/31	250,000	223,654
2.85% 1/15/32	150,000	130,617
Starwood Property Trust, Inc.
6.50% 7/1/30	250,000	258,215
6.50% 10/15/30	65,000	67,109
7.25% 4/1/29	150,000	157,773
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00% 1/15/30	300,000	281,040
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50% 2/15/29	480,000	463,934
8.63% 6/15/32	165,000	166,674
10.50% 2/15/28	287,000	304,232
Ventas Realty LP 3.00% 1/15/30	4,570,000	4,288,720
VICI Properties LP
4.95% 2/15/30	2,800,000	2,816,380
5.63% 4/1/35	1,170,000	1,180,755
VICI Properties LP/VICI Note Co., Inc.
4.63% 12/1/29	1,030,000	1,011,911
5.75% 2/1/27	265,000	268,666
		33,206,059
Retail–0.45%
1011778 BC ULC/New Red Finance, Inc.
4.00% 10/15/30	200,000	186,374
4.38% 1/15/28	230,000	225,550
5.63% 9/15/29	300,000	304,237
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32	200,000	204,595
LVIP Fidelity Institutional AM® Total Bond Fund-17

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
@BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27	350,000	$338,283
@Carvana Co.
9.00% 12/1/28	180,000	184,620
9.00% 6/1/31	490,000	580,450
CEC Entertainment LLC 6.75% 5/1/26	250,000	248,084
eG Global Finance PLC 12.00% 11/30/28	550,000	607,131
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	480,000	442,945
Foundation Building Materials, Inc. 6.00% 3/1/29	150,000	137,581
‡Future Retail Ltd. 5.60% 1/22/25	905,000	136
LBM Acquisition LLC 6.25% 1/15/29	200,000	173,500
Lowe's Cos., Inc. 3.75% 4/1/32	4,590,000	4,328,938
McDonald's Corp. 3.50% 5/21/32	150,000	178,148
Nordstrom, Inc.
4.25% 8/1/31	150,000	131,779
4.38% 4/1/30	100,000	92,207
Patrick Industries, Inc. 6.38% 11/1/32	100,000	100,275
Saks Global Enterprises LLC 11.00% 12/15/29	235,000	88,125
Sally Holdings LLC/Sally Capital, Inc. 6.75% 3/1/32	100,000	102,661
=Sgus LLC 11.00% 12/15/29	64,091	64,091
Staples, Inc.
10.75% 9/1/29	300,000	283,927
12.75% 1/15/30	200,000	132,351
Yum! Brands, Inc. 4.63% 1/31/32	350,000	336,970
		9,472,958
Semiconductors–0.50%
Broadcom, Inc.
3.19% 11/15/36	1,965,000	1,628,966
3.42% 4/15/33	4,810,000	4,362,327
5.05% 7/12/29	3,330,000	3,409,982
Entegris, Inc.
4.75% 4/15/29	400,000	395,564
5.95% 6/15/30	645,000	655,252
ON Semiconductor Corp. 3.88% 9/1/28	150,000	145,107
		10,597,198
Software–0.13%
Cloud Software Group, Inc.
8.25% 6/30/32	300,000	319,269
9.00% 9/30/29	650,000	673,742
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
CoreWeave, Inc. 9.25% 6/1/30	265,000	$270,918
Fair Isaac Corp. 6.00% 5/15/33	325,000	327,979
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75% 5/1/29	100,000	102,864
Open Text Corp.
3.88% 2/15/28	200,000	193,972
3.88% 12/1/29	200,000	188,385
Open Text Holdings, Inc. 4.13% 12/1/31	250,000	230,178
Rackspace Finance LLC 3.50% 5/15/28	250,000	100,498
UKG, Inc. 6.88% 2/1/31	125,000	129,697
X.AI LLC/X.AI Co. Issuer Corp. 12.50% 6/30/30	185,000	185,000
		2,722,502
Telecommunications–1.17%
Altice Financing SA 5.75% 8/15/29	550,000	401,599
Altice France Holding SA 6.00% 2/15/28	265,000	92,750
Altice France SA 5.13% 7/15/29	1,700,000	1,405,092
AT&T, Inc.
2.25% 2/1/32	3,760,000	3,236,041
6.30% 1/15/38	1,485,000	1,603,807
Axian Telecom 7.38% 2/16/27	300,000	303,027
Axian Telecom Holding & Management PLC 7.25% 7/11/30	400,000	397,777
C&W Senior Finance Ltd. 9.00% 1/15/33	615,000	628,860
Colombia Telecomunicaciones SA ESP 4.95% 7/17/30	200,000	172,032
CommScope LLC
4.75% 9/1/29	100,000	97,628
9.50% 12/15/31	500,000	523,606
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	140,000	140,718
CT Trust 5.13% 2/3/32	200,000	186,469
@EchoStar Corp. 6.75% 11/30/30	858,198	783,218
Iliad Holding SASU
7.00% 4/15/32	150,000	153,687
8.50% 4/15/31	175,000	187,184
Koninklijke KPN NV 3.88% 2/16/36	200,000	236,508
Level 3 Financing, Inc.
3.63% 1/15/29	150,000	128,250
3.75% 7/15/29	85,000	71,506
LVIP Fidelity Institutional AM® Total Bond Fund-18

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Level 3 Financing, Inc. (continued)
4.50% 4/1/30	250,000	$226,250
6.88% 6/30/33	365,000	371,396
10.00% 10/15/32	65,000	65,650
11.00% 11/15/29	134,137	153,867
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	200,000	212,700
Liquid Telecommunications Financing PLC 5.50% 9/4/26	350,000	297,133
Millicom International Cellular SA
4.50% 4/27/31	350,000	319,678
7.38% 4/2/32	100,000	102,649
μNetwork i2i Ltd. 3.98% 3/3/26	150,000	147,737
μRogers Communications, Inc.
7.00% 4/15/55	100,000	102,236
7.13% 4/15/55	100,000	101,360
Sable International Finance Ltd. 7.13% 10/15/32	450,000	451,196
μTELUS Corp.
6.63% 10/15/55	133,000	133,795
7.00% 10/15/55	66,000	66,442
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	424,418
3.88% 4/15/30	4,430,000	4,302,495
5.13% 5/15/32	915,000	933,111
5.75% 1/15/34	1,190,000	1,246,287
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,843,105
5.25% 4/2/35	1,830,000	1,845,247
Viasat, Inc.
6.50% 7/15/28	75,000	70,882
7.50% 5/30/31	135,000	116,907
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	300,000	274,836
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25% 10/1/31	350,000	366,550
		24,925,686
Transportation–0.11%
Beacon Mobility Corp. 7.25% 8/1/30	115,000	117,419
Deutsche Post AG 3.13% 6/5/32	200,000	236,756
Genesee & Wyoming, Inc. 6.25% 4/15/32	300,000	306,112
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	200,000	197,251
Mobico Group PLC
μ4.25% 11/26/25	100,000	82,565
4.88% 9/26/31	165,000	157,360
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Rand Parent LLC 8.50% 2/15/30	550,000	$552,288
Seaspan Corp. 5.50% 8/1/29	150,000	142,593
Stonepeak Nile Parent LLC 7.25% 3/15/32	125,000	132,507
XPO, Inc.
7.13% 6/1/31	100,000	104,538
7.13% 2/1/32	200,000	209,614
Yinson Bergenia Production BV 8.50% 1/31/45	200,000	199,992
		2,438,995
Trucking & Leasing–0.01%
Fortress Transportation & Infrastructure Investors LLC
7.00% 6/15/32	100,000	103,253
7.88% 12/1/30	150,000	159,152
		262,405
Water–0.10%
Aegea Finance SARL 9.00% 1/20/31	200,000	212,406
Anglian Water Services Financing PLC 5.88% 6/20/31	310,000	435,322
Northumbrian Water Finance PLC 4.50% 2/14/31	185,000	244,003
Severn Trent Utilities Finance PLC 3.88% 8/4/35	175,000	207,360
South West Water Finance PLC 5.75% 12/11/32	160,000	224,748
SW Finance I PLC 2.38% 5/28/28	135,000	162,341
United Utilities Water Finance PLC 3.50% 2/27/33	100,000	116,965
Veolia Environnement SA 3.32% 6/17/32	300,000	352,439
Wessex Water Services Finance PLC 6.13% 9/19/34	170,000	235,673
		2,191,257
Total Corporate Bonds (Cost $577,273,289)		589,192,945
LOAN AGREEMENTS–5.38%
•1011778 BC Unlimited Liability Co. 6.08% (1 mo. USD Term SOFR + 1.75%) 9/20/30	748,111	744,056
•19th Holdings Golf LLC 7.66% (1 mo. USD Term SOFR + 3.25%) 2/7/29	498,715	490,611
•ABG Intermediate Holdings 2 LLC 6.58% (1 mo. USD Term SOFR + 2.25%) 12/21/28	498,744	498,080
LVIP Fidelity Institutional AM® Total Bond Fund-19

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Acrisure LLC 7.33% (1 mo. USD Term SOFR + 3.00%) 11/6/30	1,745,614	$1,739,382
Air Comm Corp. LLC
✠0.00% 12/11/31	38,462	38,606
•7.30% (3 mo. USD Term SOFR + 3.00%) 12/11/31	460,385	462,111
•Alera Group, Inc.
7.58% (1 mo. USD Term SOFR + 3.25%) 5/31/32	295,000	295,811
9.83% (1 mo. USD Term SOFR + 5.50%) 5/30/33	130,000	132,383
•Allied Universal Holdco LLC 8.18% (1 mo. USD Term SOFR + 3.75%) 5/12/28	1,000,000	1,004,420
•Altice France SA 9.76% (3 mo. USD Term SOFR + 5.50%) 8/15/28	2,000,000	1,807,220
•Amentum Government Services Holdings LLC 6.58% (1 mo. USD Term SOFR + 2.25%) 9/29/31	709,900	708,125
•American Airlines, Inc.
6.52% (3 mo. USD Term SOFR + 2.25%) 4/20/28	500,000	496,170
7.56% (1 mo. USD Term SOFR + 3.25%) 5/28/32	100,000	100,550
•American Trailer World Corp. 8.18% (1 mo. USD Term SOFR + 3.75%) 3/3/28	500,000	406,250
•AmWINS Group, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 1/30/32	498,747	498,837
•Amynta Agency Borrower, Inc. 7.33% (1 mo. USD Term SOFR + 3.00%) 12/29/31	250,000	249,910
•AP Core Holdings II LLC 9.94% (1 mo. USD Term SOFR + 5.50%) 9/1/27	750,000	671,602
•Applied Systems, Inc. 6.80% (3 mo. USD Term SOFR + 2.50%) 2/24/31	250,000	250,938
•Arcis Golf LLC 7.08% (1 mo. USD Term SOFR + 2.75%) 11/24/28	250,000	250,000
•Artera Services LLC 8.80% (3 mo. USD Term SOFR + 4.50%) 2/15/31	500,000	416,930
•Arthur U.S. Finco, Inc. 9.55% (3 mo. USD Term SOFR + 5.25%) 12/14/29	500,000	464,375
•Aruba Investments Holdings LLC 8.43% (1 mo. USD Term SOFR + 4.00%) 11/24/27	498,705	466,289
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ascend Learning LLC 7.33% (1 mo. USD Term SOFR + 3.00%) 12/11/28	748,125	$747,661
•Asplundh Tree Expert LLC 6.08% (1 mo. USD Term SOFR + 1.75%) 5/23/31	249,370	249,552
•AssetMark Financial Holdings, Inc. 7.05% (3 mo. USD Term SOFR + 2.75%) 9/5/31	498,747	499,370
•Asurion LLC
7.69% (1 mo. USD Term SOFR + 3.25%) 7/31/27	174,544	174,289
8.43% (1 mo. USD Term SOFR + 4.00%) 8/19/28	24,935	24,562
8.58% (1 mo. USD Term SOFR + 4.25%) 9/19/30	1,745,603	1,700,322
8.68% (1 mo. USD Term SOFR + 4.25%) 8/19/28	74,809	73,940
9.69% (1 mo. USD Term SOFR + 5.25%) 1/31/28	165,000	157,369
9.69% (1 mo. USD Term SOFR + 5.25%) 1/20/29	1,000,000	925,780
•AthenaHealth Group, Inc. 7.08% (1 mo. USD Term SOFR + 2.75%) 2/15/29	748,125	746,958
•Bakelite U.S. Holdco, Inc. 8.05% (3 mo. USD Term SOFR + 3.75%) 12/23/31	498,747	491,580
•Bausch & Lomb Corp. 8.57% (1 mo. USD Term SOFR + 4.25%) 1/15/31	285,000	285,180
•Bausch Health Cos., Inc. 10.56% (1 mo. USD Term SOFR + 6.25%) 10/8/30	1,250,000	1,202,925
•BCPE Empire Holdings, Inc. 7.58% (1 mo. USD Term SOFR + 3.25%) 12/11/30	498,747	495,380
∞Beach Acquisition Bidco LLC 0.00% 6/25/32	175,000	175,875
•Brand Industrial Services, Inc. 8.78% (3 mo. USD Term SOFR + 4.50%) 8/1/30	1,050,000	874,650
•BroadStreet Partners, Inc. 7.33% (1 mo. USD Term SOFR + 3.00%) 6/13/31	498,740	499,229
•Caesars Entertainment, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 2/6/30	1,246,189	1,243,697
•Cardenas Markets, Inc. 11.15% (3 mo. USD Term SOFR + 6.75%) 8/1/29	500,000	458,500
•Cast & Crew Payroll LLC 8.08% (1 mo. USD Term SOFR + 3.75%) 12/29/28	498,436	470,489
LVIP Fidelity Institutional AM® Total Bond Fund-20

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CD&R Hydra Buyer, Inc. 8.43% (1 mo. USD Term SOFR + 4.00%) 3/25/31	500,000	$491,375
•Celsius Holdings, Inc. 7.49% (3 mo. USD Term SOFR + 3.25%) 4/1/32	250,000	251,188
•CFC Bidco 2022 Ltd. 8.04% (3 mo. USD Term SOFR + 3.75%) 5/30/32	250,000	247,500
•Charlotte Buyer, Inc. 8.56% (1 mo. USD Term SOFR + 4.25%) 2/11/28	498,747	498,657
•Charter Communications Operating LLC 6.30% (3 mo. USD Term SOFR + 2.00%) 12/7/30	750,000	749,400
•Charter NEX U.S., Inc. 7.06% (1 mo. USD Term SOFR + 2.75%) 11/29/30	500,000	501,565
•Chemours Co. 7.33% (1 mo. USD Term SOFR + 3.00%) 8/18/28	279,289	278,242
•CHG Healthcare Services, Inc. 7.33% (3 mo. USD Term SOFR + 3.00%) 9/29/28	250,000	250,765
•Ciena Corp. 6.07% (1 mo. USD Term SOFR + 1.75%) 10/24/30	250,000	250,938
•Citadel Securities LP 6.33% (1 mo. USD Term SOFR + 2.00%) 10/31/31	748,120	750,836
•City Football Group Ltd. 8.04% (3 mo. USD Term SOFR + 3.50%) 7/22/30	498,741	495,414
•Clarios Global LP 6.83% (1 mo. USD Term SOFR + 2.50%) 5/6/30	748,120	745,315
•Cloud Software Group, Inc. 8.05% (3 mo. USD Term SOFR + 3.75%) 3/21/31	997,494	998,970
•Clydesdale Acquisition Holdings, Inc. 7.50% (1 mo. USD Term SOFR + 3.18%) 4/13/29	1,500,000	1,496,385
•CMG Media Corp. 7.90% (3 mo. USD Term SOFR + 3.50%) 6/18/29	952,596	920,579
•CNT Holdings I Corp. 6.78% (3 mo. USD Term SOFR + 2.50%) 11/8/32	497,500	498,485
•CommScope, Inc. 9.58% (1 mo. USD Term SOFR + 5.25%) 12/17/29	750,000	758,205
✠Connect Holding II LLC 0.00% 4/3/31	153,894	141,027
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Consolidated Energy Finance SA 8.83% (3 mo. USD Term SOFR + 4.50%) 11/15/30	29,962	$28,239
•Constant Contact, Inc. 8.52% (3 mo. USD Term SOFR + 4.00%) 2/10/28	748,365	714,688
•Construction Partners, Inc. 6.83% (1 mo. USD Term SOFR + 2.50%) 11/3/31	250,000	250,625
•Corp. Service Co. 6.33% (1 mo. USD Term SOFR + 2.00%) 11/2/29	494,318	493,577
•Cotiviti Corp. 7.07% (1 mo. USD Term SOFR + 2.75%) 5/1/31	748,116	743,911
•CPI Holdco B LLC 6.33% (1 mo. USD Term SOFR + 2.00%) 5/19/31	280,000	277,900
•Crown Finance U.S., Inc. 9.57% (1 mo. USD Term SOFR + 5.25%) 12/2/31	997,494	996,247
•Crown Subsea Communications Holding, Inc. 8.33% (3 mo. USD Term SOFR + 4.00%) 1/30/31	124,685	125,361
•CSC Holdings LLC 8.81% (1 mo. USD Term SOFR + 4.50%) 1/18/28	80,000	78,801
•Darktrace PLC 7.57% (3 mo. USD Term SOFR + 3.25%) 10/9/31	500,000	500,190
•Dave & Buster's, Inc. 7.56% (3 mo. USD Term SOFR + 3.25%) 6/29/29	500,000	483,455
•DaVita, Inc. 6.33% (1 mo. USD Term SOFR + 2.00%) 5/9/31	500,000	502,440
•DCert Buyer, Inc.
8.33% (1 mo. USD Term SOFR + 4.00%) 10/16/26	1,885,026	1,865,384
11.33% (1 mo. USD Term SOFR + 7.00%) 2/19/29	20,000	17,300
•DG Investment Intermediate Holdings 2, Inc. 7.94% (1 mo. USD Term SOFR + 3.50%) 3/31/28	498,705	498,201
•Discovery Purchaser Corp. 8.02% (3 mo. USD Term SOFR + 3.75%) 10/4/29	498,750	497,658
•Dotdash Meredith, Inc. 7.82% (3 mo. USD Term SOFR + 3.50%) 6/17/32	220,000	219,817
•Dynasty Acquisition Co., Inc.
6.33% (1 mo. USD Term SOFR + 2.00%) 10/31/31	362,222	362,273
6.33% (1 mo. USD Term SOFR + 2.00%) 10/31/31	137,778	137,797
LVIP Fidelity Institutional AM® Total Bond Fund-21

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Eagle Parent Corp. 8.55% (3 mo. USD Term SOFR + 4.25%) 4/2/29	914,974	$905,632
•Ellucian Holdings, Inc. 7.33% (1 mo. USD Term SOFR + 3.00%) 10/9/29	500,000	500,940
•Endo Luxembourg Finance Co. I SARL 8.33% (1 mo. USD Term SOFR + 4.00%) 4/23/31	500,000	498,875
•Ensemble RCM LLC 7.28% (3 mo. USD Term SOFR + 3.00%) 8/1/29	99,747	100,111
•EP Purchaser LLC 8.06% (3 mo. USD Term SOFR + 3.50%) 11/6/28	39,897	38,787
•Esdec Solar Group BV 9.56% (3 mo. USD Term SOFR + 5.00%) 8/30/28	689,645	506,889
•Fertitta Entertainment LLC 7.83% (1 mo. USD Term SOFR + 3.50%) 1/27/29	1,774,936	1,771,829
•Fiesta Purchaser, Inc. 7.58% (1 mo. USD Term SOFR + 3.25%) 2/12/31	500,000	500,945
•Filtration Group Corp. 7.33% (1 mo. USD Term SOFR + 3.00%) 10/21/28	249,354	250,209
•Flexera Software LLC 7.31% (3 mo. USD Term SOFR + 3.00%) 3/3/28	500,000	499,820
•Flutter Financing BV
6.05% (3 mo. USD Term SOFR + 1.75%) 11/30/30	498,734	496,864
6.30% (3 mo. USD Term SOFR + 2.00%) 6/4/32	65,000	64,919
•Flynn Restaurant Group LP
8.08% (1 mo. USD Term SOFR + 3.75%) 1/28/32	150,000	149,625
8.69% (1 mo. USD Term SOFR + 4.25%) 12/1/28	500,000	502,000
•Focus Financial Partners LLC 7.08% (1 mo. USD Term SOFR + 2.75%) 9/15/31	35,000	34,738
•Foundation Building Materials Holding Co. LLC
7.79% (3 mo. USD Term SOFR + 3.25%) 1/31/28	84,818	83,652
8.28% (3 mo. USD Term SOFR + 4.00%) 1/29/31	498,737	487,336
•Froneri Lux Finco SARL 6.24% (6 mo. USD Term SOFR + 2.00%) 9/30/31	250,000	247,033
•Gen Digital, Inc. 6.08% (1 mo. USD Term SOFR + 1.75%) 9/12/29	498,059	497,128
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•GEN II Fund Services LLC 6.97% (6 mo. USD Term SOFR + 2.75%) 11/26/31	250,000	$250,000
•Genesee & Wyoming, Inc. 6.05% (3 mo. USD Term SOFR + 1.75%) 4/10/31	498,744	495,781
•GFL Environmental, Inc. 6.82% (3 mo. USD Term SOFR + 2.50%) 3/3/32	500,000	499,585
•Gloves Buyer, Inc. 8.32% (1 mo. USD Term SOFR + 4.00%) 1/17/32	500,000	489,375
•Go Daddy Operating Co. LLC 6.08% (1 mo. USD Term SOFR + 1.75%) 11/9/29	249,372	249,467
•Great Outdoors Group LLC 7.58% (1 mo. USD Term SOFR + 3.25%) 1/23/32	2,992,481	2,984,072
•Hamilton Projects Acquiror LLC 6.83% (1 mo. USD Term SOFR + 2.50%) 5/30/31	75,000	74,813
Hanger, Inc.
✠0.00% 10/23/31	28,517	28,544
•7.83% (1 mo. USD Term SOFR + 3.50%) 10/23/31	221,483	221,696
•Help At Home, Inc. 9.33% (1 mo. USD Term SOFR + 5.00%) 9/24/31	584,787	566,302
•Herschend Entertainment Co. LLC 7.57% (1 mo. USD Term SOFR + 3.25%) 5/27/32	80,000	80,483
•Hexion Holdings Corp.
8.31% (1 mo. USD Term SOFR + 4.00%) 3/15/29	1,047,362	1,044,523
11.86% (1 mo. USD Term SOFR + 7.44%) 3/15/30	75,000	73,219
•Hightower Holding LLC 7.26% (3 mo. USD Term SOFR + 3.00%) 2/3/32	500,000	498,335
•Hilton Grand Vacations Borrower LLC 6.33% (1 mo. USD Term SOFR + 2.00%) 8/2/28	750,000	749,182
•Horizon U.S. Finco LP 9.03% (3 mo. USD Term SOFR + 4.75%) 10/31/31	393,957	384,435
•HUB International Ltd. 6.77% (3 mo. USD Term SOFR + 2.50%) 6/20/30	853,568	855,933
•INEOS Quattro Holdings U.K. Ltd. 8.68% (1 mo. USD Term SOFR + 4.25%) 4/2/29	498,737	463,202
•IVC Acquisition Ltd. 8.05% (3 mo. USD Term SOFR + 3.75%) 12/12/28	500,000	502,345
LVIP Fidelity Institutional AM® Total Bond Fund-22

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•J&J Ventures Gaming LLC 7.83% (1 mo. USD Term SOFR + 3.50%) 4/26/30	500,000	$493,635
•Jane Street Group LLC 6.33% (3 mo. USD Term SOFR + 2.00%) 12/15/31	748,042	747,077
•Jazz Financing Lux SARL 6.58% (1 mo. USD Term SOFR + 2.25%) 5/5/28	497,996	499,908
Kaman Corp.
✠0.00% 2/26/32	64,655	64,554
•7.08% (3 mo. USD Term SOFR + 2.75%) 2/26/32	685,345	684,276
•Kaseya, Inc. 7.58% (1 mo. USD Term SOFR + 3.25%) 3/20/32	1,246,875	1,251,164
•Kodiak Building Partners, Inc. 8.04% (3 mo. USD Term SOFR + 3.75%) 12/4/31	500,000	481,040
•Kronos Acquisition Holdings, Inc. 8.30% (3 mo. USD Term SOFR + 4.00%) 7/8/31	500,000	446,125
•KUEHG Corp. 7.55% (3 mo. USD Term SOFR + 3.25%) 6/12/30	249,373	249,373
•LBM Acquisition LLC
8.16% (1 mo. USD Term SOFR + 3.75%) 6/6/31	299,244	278,671
8.18% (1 mo. USD Term SOFR + 3.75%) 12/17/27	24,000	23,631
•Leia Finco U.S. LLC 9.57% (3 mo. USD Term SOFR + 5.25%) 10/9/32	135,000	133,988
•Life Time Fitness, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 11/5/31	500,000	501,000
•Lonza Group AG 8.32% (3 mo. USD Term SOFR + 3.93%) 7/3/28	700,000	636,685
•Lumen Technologies, Inc.
6.79% (1 mo. USD Term SOFR + 2.35%) 4/16/29	1,765,500	1,741,896
6.79% (1 mo. USD Term SOFR + 2.35%) 4/15/30	119,695	118,068
•M2S Group Intermediate Holdings, Inc. 9.03% (3 mo. USD Term SOFR + 4.75%) 8/25/31	830,000	800,950
•Madison IAQ LLC 6.61% (6 mo. USD Term SOFR + 2.50%) 6/21/28	748,057	748,251
•MajorDrive Holdings IV LLC 8.56% (3 mo. USD Term SOFR + 4.00%) 6/1/28	200,000	195,834
•MED ParentCo LP 7.58% (1 mo. USD Term SOFR + 3.25%) 4/15/31	165,000	165,472
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Medline Borrower LP 6.58% (1 mo. USD Term SOFR + 2.25%) 10/23/28	1,246,859	$1,247,470
•MH Sub I LLC 8.58% (1 mo. USD Term SOFR + 4.25%) 12/31/31	1,246,867	1,080,622
•MKS Instruments, Inc. 6.32% (1 mo. USD Term SOFR + 2.00%) 8/17/29	500,000	500,500
•Modena Buyer LLC 8.78% (3 mo. USD Term SOFR + 4.50%) 7/1/31	750,000	720,937
•ModivCare, Inc. 9.05% (3 mo. USD Term SOFR + 4.75%) 7/1/31	99,749	72,485
MRP Buyer LLC
✠0.00% 6/4/32	11,290	11,114
•7.57% (3 mo. USD Term SOFR + 3.25%) 6/4/32	88,710	87,324
•Natgasoline LLC 9.83% (1 mo. USD Term SOFR + 5.50%) 3/29/30	1,043,437	1,034,307
•Neptune Bidco U.S., Inc.
9.08% (3 mo. USD Term SOFR + 4.75%) 4/11/29	1,250,000	1,174,550
9.33% (3 mo. USD Term SOFR + 5.00%) 4/11/29	250,000	235,848
•New Arclin U.S. Holding Corp. 7.93% (1 mo. USD Term SOFR + 3.50%) 9/30/28	500,000	501,190
•New Fortress Energy, Inc. 9.81% (3 mo. USD Term SOFR + 5.50%) 10/30/28	2,309,500	1,242,003
•Nexstar Broadcasting, Inc. 6.82% (1 mo. USD Term SOFR + 2.50%) 6/28/32	210,000	207,900
•Nexus Buyer LLC 7.83% (1 mo. USD Term SOFR + 3.50%) 7/31/31	748,125	750,175
•Nielsen Consumer, Inc. 7.83% (1 mo. USD Term SOFR + 3.50%) 3/6/28	249,375	249,245
•Nuvei Technologies Corp. 7.33% (1 mo. USD Term SOFR + 3.00%) 11/17/31	500,000	500,590
•Open Text Corp. 6.08% (1 mo. USD Term SOFR + 1.75%) 1/31/30	497,958	497,400
•Optiv Parent, Inc. 9.53% (3 mo. USD Term SOFR + 5.25%) 7/31/26	500,000	400,535
•Organon & Co. 6.57% (1 mo. USD Term SOFR + 2.25%) 5/19/31	500,000	490,415
•Oscar AcquisitionCo LLC 8.55% (3 mo. USD Term SOFR + 4.25%) 4/29/29	44,859	41,205
LVIP Fidelity Institutional AM® Total Bond Fund-23

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Par Petroleum LLC 8.03% (3 mo. USD Term SOFR + 3.75%) 2/28/30	500,000	$493,440
•Peraton Corp. 8.18% (1 mo. USD Term SOFR + 3.75%) 2/1/28	997,339	877,967
•PMHC II, Inc. 8.64% (3 mo. USD Term SOFR + 4.25%) 4/23/29	159,795	139,199
•Polaris Newco LLC
8.29% (3 mo. USD Term SOFR + 3.75%) 6/2/28	1,664,728	1,620,563
13.43% (3 mo. USD Term SOFR + 9.00%) 6/4/29	150,000	145,220
•Primo Brands Corp. 6.55% (3 mo. USD Term SOFR + 2.25%) 3/31/28	498,747	500,313
•Project Alpha Intermediate Holding, Inc. 7.55% (3 mo. USD Term SOFR + 3.25%) 10/26/30	748,116	747,180
•Project Boost Purchaser LLC 7.30% (3 mo. USD Term SOFR + 3.00%) 7/16/31	500,000	500,625
•Proofpoint, Inc. 7.33% (1 mo. USD Term SOFR + 3.00%) 8/31/28	750,000	750,082
•Quikrete Holdings, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 2/10/32	748,125	746,816
Radiology Partners, Inc.
@•8.09% (3 mo. USD Term SOFR + 3.50%) 1/31/29	150,087	149,796
•8.80% (3 mo. USD Term SOFR + 4.50%) 6/25/32	170,000	168,513
•Recess Holdings, Inc. 8.03% (3 mo. USD Term SOFR + 3.75%) 2/20/30	249,373	249,905
•Red Planet Borrower LLC 8.18% (1 mo. USD Term SOFR + 3.75%) 10/2/28	500,000	493,750
•Renaissance Holdings Corp. 8.28% (3 mo. USD Term SOFR + 4.00%) 4/5/30	748,101	677,615
•Restoration Hardware, Inc. 7.68% (1 mo. USD Term SOFR + 3.25%) 10/20/28	500,000	486,520
•Roper Industrial Products Investment Co. LLC 7.05% (3 mo. USD Term SOFR + 2.75%) 11/22/29	134,662	134,283
•RVR Dealership Holdings LLC 8.18% (1 mo. USD Term SOFR + 3.75%) 2/8/28	500,000	456,390
•Ryan Specialty Group LLC 6.58% (1 mo. USD Term SOFR + 2.25%) 9/15/31	249,373	248,957
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Sandisk Corp. 7.32% (3 mo. USD Term SOFR + 3.00%) 2/20/32	726,750	$722,208
•Sedgwick Claims Management Services, Inc. 7.33% (1 mo. USD Term SOFR + 3.00%) 7/31/31	498,744	500,305
•Shift4 Payments LLC 7.08% (3 mo. USD Term SOFR + 2.75%) 6/30/32	35,000	34,913
Sizzling Platter LLC
✠0.00% 6/25/32	26,139	25,354
•9.32% (3 mo. USD Term SOFR + 5.00%) 6/25/32	138,861	134,696
•Somnigroup International, Inc. 6.54% (1 mo. USD Term SOFR + 2.25%) 10/24/31	467,500	467,851
•Sotera Health Holdings LLC 7.55% (3 mo. USD Term SOFR + 3.25%) 5/30/31	249,372	250,152
•Sovos Compliance LLC 8.33% (1 mo. USD Term SOFR + 4.00%) 8/13/29	250,000	251,110
•Spin Holdco, Inc. 8.58% (3 mo. USD Term SOFR + 4.00%) 3/4/28	1,617,812	1,415,586
•Staples, Inc. 10.03% (3 mo. USD Term SOFR + 5.75%) 9/4/29	748,116	688,797
•Station Casinos LLC 6.33% (1 mo. USD Term SOFR + 2.00%) 3/14/31	500,000	500,605
∞Student Transportation Of America Holdings, Inc 0.00% 6/24/32	1,667	1,658
•Student Transportation Of America Holdings, Inc. 7.57% (3 mo. USD Term SOFR + 3.25%) 6/24/32	23,333	23,217
•Sweetwater Borrower LLC 8.69% (1 mo. USD Term SOFR + 4.25%) 8/7/28	500,000	500,000
•Talen Energy Supply LLC 6.81% (3 mo. USD Term SOFR + 2.50%) 12/15/31	250,000	250,508
•Tempur Sealy International, Inc. 6.79% (1 mo. USD Term SOFR + 2.50%) 10/24/31	500,000	500,835
•TGP Holdings III LLC 7.68% (1 mo. USD Term SOFR + 3.25%) 6/29/28	269,960	240,073
•TK Elevator Midco GmbH 7.24% (3 mo. SOFR CME + 3.00%) 4/30/30	498,750	499,827
•Tory Burch LLC 7.69% (1 mo. USD Term SOFR + 3.25%) 4/16/28	498,701	495,584
LVIP Fidelity Institutional AM® Total Bond Fund-24

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•TPC Group, Inc. 9.95% (6 mo. USD Term SOFR + 5.75%) 12/16/31	249,375	$239,400
•TransDigm, Inc. 6.80% (3 mo. USD Term SOFR + 2.50%) 2/28/31	1,246,851	1,248,971
•Truist Insurance Holdings LLC 7.05% (3 mo. USD Term SOFR + 2.75%) 5/6/31	265,000	264,944
•TTM Technologies, Inc. 6.57% (1 mo. USD Term SOFR + 2.25%) 5/30/30	250,000	249,375
Twitter, Inc.
∞9.50% 10/26/29	1,450,000	1,408,921
•10.93% (1 mo. USD Term SOFR + 6.50%) 10/26/29	149,616	146,017
•UKG, Inc. 7.32% (3 mo. USD Term SOFR + 3.00%) 2/10/31	1,250,000	1,254,400
•United FP Holdings LLC 8.54% (3 mo. USD Term SOFR + 4.00%) 12/30/26	979,416	941,219
•Univision Communications, Inc. 8.55% (3 mo. USD Term SOFR + 4.25%) 6/24/29	748,072	741,841
•USI, Inc. 6.55% (3 mo. USD Term SOFR + 2.25%) 9/29/30	500,000	498,280
•Varsity Brands, Inc. 7.58% (3 mo. USD Term SOFR + 3.50%) 8/26/31	500,000	499,530
•Vertiv Group Corp. 6.07% (1 mo. USD Term SOFR + 1.75%) 3/2/27	498,744	499,113
Virgin Media Bristol LLC 7.37% (6 mo. USD Term SOFR + 3.18%) 3/31/31	500,000	493,070
•Vista Management Holding, Inc. 8.04% (3 mo. USD Term SOFR + 3.75%) 4/1/31	250,000	250,418
•Vistra Operations Co. LLC 6.08% (1 mo. USD Term SOFR + 1.75%) 12/20/30	498,734	499,737
•WaterBridge Midstream Operating LLC 9.31% (3 mo. USD Term SOFR + 4.75%) 6/27/29	498,744	495,447
•Waterbridge Midstream Opr LLC 8.30% (3 mo. USD Term SOFR + 4.00%) 5/10/29	64,837	64,323
•Weber-Stephen Products LLC 7.69% (1 mo. USD Term SOFR + 3.25%) 10/30/27	961,961	954,092
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•WEC U.S. Holdings Ltd. 6.58% (1 mo. USD Term SOFR + 2.25%) 1/27/31	500,000	$499,960
•WH Borrower LLC 9.07% (3 mo. USD Term SOFR + 4.75%) 2/20/32	1,160,000	1,158,306
•Whatabrands LLC 6.83% (1 mo. USD Term SOFR + 2.50%) 8/3/28	498,747	498,772
•WIN Waste Innovations Holdings, Inc. 7.19% (1 mo. USD Term SOFR + 2.75%) 3/24/28	723,183	714,823
•Windsor Holdings III LLC 7.07% (1 mo. USD Term SOFR + 2.75%) 8/1/30	498,747	498,622
•X Ai Corp. 11.55% (3 mo. USD Term SOFR + 7.25%) 6/28/30	65,000	62,400
•Zelis Payments Buyer, Inc. 7.08% (1 mo. USD Term SOFR + 2.75%) 9/28/29	500,000	496,315
Total Loan Agreements (Cost $114,244,689)		114,533,420
NON-AGENCY ASSET-BACKED SECURITIES–7.69%
Affirm Asset Securitization Trust
Series 2025-X1 Class A 5.08% 4/15/30	1,662,053	1,663,609
Series 2025-X1 Class B 5.19% 4/15/30	1,000,000	1,000,913
•AIMCO CLO 10 Ltd. Series 2019-10A Class ARR 5.68% (3 mo. USD Term SOFR + 1.41%) 7/22/37	10,000,000	10,024,430
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2 4.70% 9/22/31	1,700,000	1,710,018
•ARES LIV CLO Ltd. Series 2019-54A Class AR2 1.00% (1.31% minus 3 mo. USD Term SOFR) 7/15/38	953,000	953,000
Avis Budget Rental Car Funding AESOP LLC
Series 2025-1A Class A 4.80% 8/20/29	445,000	449,898
Series 2025-2A Class A 5.12% 8/20/31	1,305,000	1,327,530
•BCRED BSL Static CLO Ltd. Series 2025-1A Class AR 5.54% (3 mo. USD Term SOFR + 1.25%) 7/24/35	1,304,000	1,301,399
•Beechwood Park CLO Ltd. Series 2019-1A Class A1R 5.58% (3 mo. USD Term SOFR + 1.30%) 1/17/35	10,000,000	10,018,260
LVIP Fidelity Institutional AM® Total Bond Fund-25

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	1,992,001	$1,867,883
BofA Auto Trust Series 2025-1A Class A3 4.35% 11/20/29	300,000	301,376
•Cedar Funding XV CLO Ltd. Series 2022-15A Class A 5.59% (3 mo. USD Term SOFR + 1.32%) 4/20/35	4,500,000	4,499,977
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2 6.00% 5/20/55	173,000	178,394
DB Master Finance LLC
Series 2017-1A Class A2II 4.03% 11/20/47	4,637,500	4,587,968
Series 2019-1A Class A2II 4.02% 5/20/49	3,209,213	3,181,242
Series 2021-1A Class A23 2.79% 11/20/51	3,770,255	3,287,483
Dell Equipment Finance Trust Series 2023-3 Class A3 5.93% 4/23/29	2,399,814	2,412,928
Domino's Pizza Master Issuer LLC
Series 2017-1A Class A23 4.12% 7/25/47	4,700,000	4,636,152
Series 2021-1A Class A2I 2.66% 4/25/51	14,587,500	13,610,715
Series 2021-1A Class A2II 3.15% 4/25/51	889,838	800,969
•Dryden 108 CLO Ltd. Series 2022-108A Class A1R 5.63% (3 mo. USD Term SOFR + 1.36%) 7/18/37	500,000	500,811
•Eaton Vance CLO Ltd.
Series 2020-1A Class ARR 5.65% (3 mo. USD Term SOFR + 1.39%) 10/15/37	411,000	412,242
Series 2020-2A Class AR2 5.64% (3 mo. USD Term SOFR + 1.38%) 10/15/37	2,750,000	2,757,903
•Flatiron CLO 32 Ltd. Series 2025-32A Class A1 1.29% (1.29% minus 3 mo. USD Term SOFR) 10/22/38	1,242,000	1,242,000
•Invesco CLO Ltd. Series 2021-3A Class A 5.66% (3 mo. USD Term SOFR + 1.39%) 10/22/34	1,000,000	1,000,562
•Madison Park Funding LXVII Ltd. Series 2024-67A Class A1 5.79% (3 mo. USD Term SOFR + 1.51%) 4/25/37	4,000,000	4,011,472
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Madison Park Funding XLVIII Ltd. Series 2021-48A Class A 5.68% (3 mo. USD Term SOFR + 1.41%) 4/19/33	9,079,705	$9,101,805
•Magnetite XXIX Ltd. Series 2021-29A Class AR 5.61% (3 mo. USD Term SOFR + 1.35%) 7/15/37	6,500,000	6,517,043
•Magnetite XXXVI Ltd. Series 2023-36A Class AR 5.64% (3 mo. USD Term SOFR + 1.32%) 7/25/38	1,270,000	1,274,127
•OHA Credit Funding 6 Ltd. Series 2020-6A Class AR2 5.60% (3 mo. USD Term SOFR + 1.33%) 10/20/37	1,450,000	1,454,766
•OHA Credit Partners VII Ltd. Series 2012-7A Class AR4 5.46% (3 mo. USD Term SOFR + 1.14%) 2/20/38	10,000,000	9,978,460
Onemain Financial Issuance Trust Series 2025-1A Class A 4.82% 7/14/38	1,200,000	1,206,510
OneMain Financial Issuance Trust Series 2020-2A Class A 1.75% 9/14/35	2,000,000	1,949,915
Oportun Issuance Trust Series 2025-B Class A 4.88% 5/9/33	300,000	301,460
•Palmer Square CLO Ltd. Series 2025-2A Class A1 5.67% (3 mo. USD Term SOFR + 1.35%) 7/20/38	2,355,000	2,363,200
‡•Palmer Square Loan Funding Ltd. Series 2025-2A Class A1 0.00% (0.94% minus 3 mo. USD Term SOFR) 7/15/33	1,257,000	1,257,000
•Peace Park CLO Ltd. Series 2021-1A Class A 5.66% (3 mo. USD Term SOFR + 1.39%) 10/20/34	6,114,000	6,117,564
•Rockland Park CLO Ltd. Series 2021-1A Class A 5.65% (3 mo. USD Term SOFR + 1.38%) 4/20/34	1,500,000	1,502,250
•RR 34 Ltd. Series 2024-34RA Class A1R 5.61% (3 mo. USD Term SOFR + 1.35%) 10/15/39	250,000	251,044
‡•Sixth Street CLO XX Ltd. Series 2021-20A Class A1R 0.00% (1.32% minus 3 mo. USD Term SOFR) 7/17/38	1,030,000	1,030,000
SLAM Ltd. Series 2025-1A Class A 5.81% 5/15/50	895,000	910,088
LVIP Fidelity Institutional AM® Total Bond Fund-26

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2 4.63% 7/20/27	4,900,000	$4,911,779
Subway Funding LLC
Series 2024-1A Class A23 6.51% 7/30/54	4,975,000	5,098,408
Series 2024-1A Class A2I 6.03% 7/30/54	2,905,400	2,954,495
Series 2024-1A Class A2II 6.27% 7/30/54	4,975,000	5,096,734
Series 2024-3A Class A23 5.91% 7/30/54	4,975,000	4,920,989
•Symphony CLO 43 Ltd. Series 2024-43A Class A1 5.78% (3 mo. USD Term SOFR + 1.52%) 4/15/37	6,800,000	6,817,163
•Symphony CLO XXVI Ltd. Series 2021-26A Class AR 5.61% (3 mo. USD Term SOFR + 1.34%) 4/20/33	8,399,326	8,401,728
Toyota Auto Loan Extended Note Trust Series 2025-1A Class A 4.65% 5/25/38	300,000	304,004
VB-S1 Issuer LLC
Series 2024-1A Class D 6.64% 5/15/54	200,000	205,095
Series 2024-1A Class F 8.87% 5/15/54	300,000	312,523
Verdant Receivables LLC Series 2025-1A Class A2 4.85% 3/13/28	565,000	566,552
Willis Engine Structured Trust VIII Series 2025-A Class A 5.58% 6/15/50	1,060,000	1,076,910
Total Non-Agency Asset-Backed Securities (Cost $163,920,250)		163,620,746
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.63%
•Angel Oak Mortgage Trust Series 2025-7 Class A1 5.51% 6/25/70	606,000	608,185
φBravo Residential Funding Trust Series 2025-NQM5 Class A1 5.50% 2/25/65	778,990	780,916
•CIM Trust Series 2021-R3 Class A1A 1.95% 6/25/57	1,770,754	1,621,394
•Cross Mortgage Trust Series 2025-H4 Class A1 5.60% 6/25/70	884,941	888,950
•CSMC Trust Series 2021-RPL7 Class A1 4.20% 7/27/61	1,966,752	1,987,523
•GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1 3.75% 7/25/61	2,028,986	1,982,900
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust Series 2025-NQM2 Class A1 5.57% 9/25/65	294,837	$296,521
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1 5.53% 5/25/70	649,188	651,457
φOBX Trust Series 2025-NQM10 Class A1 5.45% 5/25/65	596,502	598,871
φPRET Trust Series 2025-RPL3 Class A1 4.15% 4/25/65	397,000	381,200
φPRPM LLC Series 2024-RPL4 Class A1 4.00% 12/25/54	94,212	92,022
φRCO VIII Mortgage LLC Series 2025-3 Class A1 6.43% 5/25/30	468,527	464,326
φSantander Mortgage Asset Receivable Trust Series 2025-NQM2 Class A1 5.73% 2/25/65	973,831	979,991
φVerus Securitization Trust Series 2025-5 Class A1 5.43% 6/25/70	2,000,000	2,008,309
Total Non-Agency Collateralized Mortgage Obligations (Cost $13,226,809)		13,342,565
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.03%
•ALA Trust Series 2025-OANA Class A 6.04% (1 mo. USD Term SOFR + 1.74%) 6/15/40	940,000	943,819
•ARES Trust Series 2025-IND3 Class D 6.86% (1 mo. USD Term SOFR + 2.55%) 4/15/42	140,000	139,650
•Bank Series 2018-BN10 Class C 4.16% 2/15/61	200,000	179,650
BBCMS Mortgage Trust
Series 2025-5C34 Class A3 5.66% 5/15/58	600,000	623,577
•Series 2025-5C34 Class C 7.03% 5/15/58	275,000	287,780
Benchmark Mortgage Trust
•Series 2022-B33 Class C 3.73% 3/15/55	200,000	156,932
Series 2025-V14 Class A4 5.66% 4/15/57	700,000	727,511
•BFLD Mortgage Trust Series 2024-WRHS Class E 8.00% (1 mo. USD Term SOFR + 3.69%) 8/15/26	185,399	184,936
LVIP Fidelity Institutional AM® Total Bond Fund-27

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust
*•Series 2025-5C11 Class XB 0.58% 7/15/58	4,000,000	$113,883
•Series 2025-5C9 Class A3 5.78% 4/15/58	4,300,000	4,482,463
•Series 2025-C12 Class C 6.39% 6/15/58	113,000	116,871
•BMP Trust Series 2024-MF23 Class B 5.95% (1 mo. USD Term SOFR + 1.64%) 6/15/41	1,113,000	1,114,392
•BPR Commercial Mortgage Trust Series 2024-PARK Class A 5.39% 11/5/39	5,000,000	5,045,366
•BPR Trust Series 2023-BRK2 Class C 8.63% 10/5/38	275,000	290,094
•BX Commercial Mortgage Trust
Series 2020-VIV2 Class C 3.66% 3/9/44	3,211,000	2,948,366
Series 2020-VIVA Class D 3.67% 3/11/44	290,000	264,135
Series 2020-VIVA Class E 3.67% 3/11/44	235,000	209,560
Series 2021-CIP Class F 7.65% (1 mo. USD Term SOFR + 3.33%) 12/15/38	131,947	131,617
Series 2021-SOAR Class F 6.78% (1 mo. USD Term SOFR + 2.46%) 6/15/38	504,124	504,282
Series 2021-VOLT Class G 7.28% (1 mo. USD Term SOFR + 2.96%) 9/15/36	145,324	143,144
Series 2022-LP2 Class C 5.87% (1 mo. USD Term SOFR + 1.56%) 2/15/39	175,000	174,563
Series 2022-LP2 Class G 8.42% (1 mo. USD Term SOFR + 4.11%) 2/15/39	105,000	104,870
Series 2023-VLT3 Class C 7.75% (1 mo. USD Term SOFR + 3.44%) 11/15/28	100,000	100,000
Series 2024-GPA3 Class A 5.60% (1 mo. USD Term SOFR + 1.29%) 12/15/39	1,032,423	1,033,393
Series 2024-KING Class E 8.00% (1 mo. USD Term SOFR + 3.69%) 5/15/34	345,452	345,021
Series 2024-MDHS Class A 5.95% (1 mo. USD Term SOFR + 1.64%) 5/15/41	208,354	208,614
Series 2024-XL4 Class A 5.75% (1 mo. USD Term SOFR + 1.44%) 2/15/39	5,283,336	5,291,591
Series 2024-XL4 Class B 6.10% (1 mo. USD Term SOFR + 1.79%) 2/15/39	1,420,454	1,423,561
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust (continued)
Series 2024-XL5 Class A 5.70% (1 mo. USD Term SOFR + 1.39%) 3/15/41	6,177,796	$6,183,588
Series 2024-XL5 Class D 7.00% (1 mo. USD Term SOFR + 2.69%) 3/15/41	77,708	77,854
Series 2025-SPOT Class D 6.80% (1 mo. USD Term SOFR + 2.49%) 4/15/40	280,000	277,198
Series 2025-SPOT Class E 8.00% (1 mo. USD Term SOFR + 3.69%) 4/15/40	350,000	347,241
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	530,000	494,356
•Series 2019-OC11 Class E 4.08% 12/9/41	350,000	319,542
•Series 2021-BXMF Class A 5.06% (1 mo. USD Term SOFR + 0.75%) 10/15/26	4,040,130	4,035,079
•Series 2021-MFM1 Class F 7.43% (1 mo. USD Term SOFR + 3.11%) 1/15/34	70,000	69,979
•Series 2021-SDMF Class F 6.36% (1 mo. USD Term SOFR + 2.05%) 9/15/34	304,240	300,437
•Series 2022-VAMF Class E 7.01% (1 mo. USD Term SOFR + 2.70%) 1/15/39	104,000	103,036
•Series 2022-VAMF Class F 7.61% (1 mo. USD Term SOFR + 3.30%) 1/15/39	250,000	248,461
•Series 2024-CNYN Class A 5.75% (1 mo. USD Term SOFR + 1.44%) 4/15/41	1,106,963	1,108,692
•Series 2024-VLT4 Class E 7.20% (1 mo. USD Term SOFR + 2.89%) 7/15/29	275,000	273,453
•Series 2025-LUNR Class E 8.26% (1 mo. USD Term SOFR + 3.95%) 6/15/40	100,000	100,000
•Series 2025-ROIC Class A 5.46% (1 mo. USD Term SOFR + 1.14%) 3/15/30	2,047,000	2,034,203
•Series 2025-ROIC Class C 5.86% (1 mo. USD Term SOFR + 1.54%) 3/15/30	3,177,000	3,149,196
•Series 2025-TAIL Class A 5.71% (1 mo. USD Term SOFR + 1.40%) 6/15/35	496,000	496,776
•Series 2025-TAIL Class D 6.76% (1 mo. USD Term SOFR + 2.45%) 6/15/35	128,000	128,000
LVIP Fidelity Institutional AM® Total Bond Fund-28

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2025-TAIL Class E 7.61% (1 mo. USD Term SOFR + 3.30%) 6/15/35	100,000	$100,187
•Series 2025-VLT6 Class E 7.50% (1 mo. USD Term SOFR + 3.19%) 3/15/42	383,000	381,802
•Series 2025-VLT6 Class F 8.25% (1 mo. USD Term SOFR + 3.94%) 3/15/42	156,000	153,662
•COMM Mortgage Trust
Series 2015-DC1 Class B 4.04% 2/10/48	240,000	229,597
Series 2015-DC1 Class C 4.43% 2/10/48	250,000	226,048
Series 2015-LC19 Class C 4.24% 2/10/48	125,000	120,492
•CONE Trust Series 2024-DFW1 Class E 8.20% (1 mo. USD Term SOFR + 3.89%) 8/15/41	300,000	299,644
DB-JPM Mortgage Trust Series 2020-C9 Class B 2.57% 8/15/53	100,000	84,166
•ELP Commercial Mortgage Trust
Series 2021-ELP Class G 7.54% (1 mo. USD Term SOFR + 3.23%) 11/15/38	111,870	111,730
Series 2021-ELP Class J 8.04% (1 mo. USD Term SOFR + 3.73%) 11/15/38	99,884	99,883
•Extended Stay America Trust
Series 2021-ESH Class A 5.51% (1 mo. USD Term SOFR + 1.19%) 7/15/38	3,516,684	3,517,784
Series 2021-ESH Class F 8.13% (1 mo. USD Term SOFR + 3.81%) 7/15/38	214,432	214,432
•GS Mortgage Securities Corp. Trust Series 2023-SHIP Class E 7.68% 9/10/38	250,000	250,477
•GS Mortgage Securities Trust
Series 2019-GC38 Class B 4.31% 2/10/52	150,888	144,446
Series 2019-GC42 Class C 3.82% 9/10/52	155,000	131,736
•GSAT Trust Series 2025-BMF Class F 8.47% (1 mo. USD Term SOFR + 4.15%) 7/15/30	130,000	130,041
•Hilton USA Trust Series 2016-HHV Class F 4.33% 11/5/38	350,000	337,319
•IP Mortgage Trust Series 2025-IP Class F 7.71% 6/10/42	200,000	201,268
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F 7.63% (1 mo. USD Term SOFR + 3.31%) 4/15/38	200,000	$200,125
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4 3.06% 11/13/52	800,000	714,681
•KIND Trust
Series 2021-KIND Class D 6.73% (1 mo. USD Term SOFR + 2.41%) 8/15/38	223,167	221,567
Series 2021-KIND Class E 7.68% (1 mo. USD Term SOFR + 3.36%) 8/15/38	113,071	111,044
•MHC Commercial Mortgage Trust
Series 2021-MHC Class A 5.23% (1 mo. USD Term SOFR + 0.92%) 4/15/38	37,018	37,018
Series 2021-MHC Class G 7.63% (1 mo. USD Term SOFR + 3.32%) 4/15/38	400,308	400,308
•MSWF Commercial Mortgage Trust Series 2023-2 Class C 7.25% 12/15/56	310,000	320,889
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI Class C 7.41% (1 mo. USD Term SOFR + 3.10%) 3/15/35	102,750	102,718
•NCMF Trust Series 2025-MFS Class F 8.44% 6/10/33	100,000	101,346
Prima Capital CRE Securitization Ltd.
Series 2019-7A Class D 4.25% 12/25/50	100,000	93,558
Series 2019-RK1 Class BT 4.45% 4/15/38	100,000	93,697
•PRM Trust
Series 2025-PRM6 Class E 6.58% 7/5/33	100,000	99,166
Series 2025-PRM6 Class F 7.06% 7/5/33	100,000	99,216
•PRM5 Trust Series 2025-PRM5 Class D 5.81% 3/10/33	150,000	148,503
ROCK Trust Series 2024-CNTR Class E 8.82% 11/13/41	250,000	262,525
•SG Commercial Mortgage Securities Trust Series 2019-PREZ Class D 3.59% 9/15/39	135,000	115,405
LVIP Fidelity Institutional AM® Total Bond Fund-29

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•SMRT Commercial Mortgage Trust Series 2022-MINI Class D 6.26% (1 mo. USD Term SOFR + 1.95%) 1/15/39	250,000	$246,562
•SREIT Trust
Series 2021-MFP Class A 5.16% (1 mo. USD Term SOFR + 0.85%) 11/15/38	419,421	419,159
Series 2021-PALM Class G 8.04% (1 mo. USD Term SOFR + 3.73%) 10/15/34	100,000	99,480
•Starwood Mortgage Trust Series 2021-LIH Class E 7.33% (1 mo. USD Term SOFR + 3.02%) 11/15/36	100,000	99,875
•SWCH Commercial Mortgage Trust Series 2025-DATA Class D 6.95% (1 mo. USD Term SOFR + 2.64%) 2/15/42	200,000	197,936
•TCO Commercial Mortgage Trust Series 2024-DPM Class A 5.55% (1 mo. USD Term SOFR + 1.24%) 12/15/39	4,870,000	4,868,470
•TTAN Series 2021-MHC Class F 7.33% (1 mo. USD Term SOFR + 3.01%) 3/15/38	296,082	296,360
VDCM Commercial Mortgage Trust
•Series 2025-AZ Class C 6.03% 7/13/44	100,000	100,000
•Series 2025-AZ Class D 6.43% 7/13/44	100,000	100,000
=•Series 2025-AZ Class E 7.93% 7/13/44	100,000	101,000
Wells Fargo Commercial Mortgage Trust
•Series 2020-C57 Class C 4.16% 8/15/53	299,000	270,927
•Series 2024-1CHI Class E 7.83% 7/15/35	250,000	255,073
*•Series 2025-5C4 Class XA 1.35% 5/15/58	3,999,505	191,511
*•Series 2025-5C4 Class XB 0.74% 5/15/58	10,000,000	247,467
•WHARF Commercial Mortgage Trust Series 2025-DC Class E 7.72% 7/15/40	100,000	102,583
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $64,204,885)		64,489,615
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–1.33%
Angola—0.02%
Angola Government International Bonds 9.38% 5/8/48		50,000	$39,720
Angolan Government International Bonds
8.75% 4/14/32		200,000	176,533
9.50% 11/12/25		200,000	200,385
			416,638
Argentina—0.10%
φArgentina Government International Bonds 4.13% 7/9/35		871,767	586,454
Argentina Republic Government International Bonds
φ0.75% 7/9/30		936,459	746,826
1.00% 7/9/29		222,742	186,435
φ3.50% 7/9/41		350,000	216,370
5.00% 1/9/38		450,000	320,723
			2,056,808
Armenia—0.01%
Republic of Armenia International Bonds 6.75% 3/12/35		250,000	242,978
			242,978
Australia—0.02%
Australia Government Bonds 1.25% 5/21/32	AUD	600,000	334,093
			334,093
Bahamas—0.01%
Bahamas Government International Bonds 8.25% 6/24/36		200,000	203,000
			203,000
Bahrain—0.00%
Bahrain Government International Bonds 5.63% 5/18/34		50,000	45,553
			45,553
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	189,479
			189,479
Bermuda—0.01%
Bermuda Government International Bonds
3.38% 8/20/50		50,000	32,826
3.72% 1/25/27		200,000	196,900
			229,726
LVIP Fidelity Institutional AM® Total Bond Fund-30

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Brazil—0.03%
Brazil Government International Bonds
3.88% 6/12/30		200,000	$188,265
7.13% 1/20/37		100,000	106,795
8.25% 1/20/34		250,000	284,750
			579,810
Canada—0.07%
Canada Government Bonds 1.50% 12/1/31	CAD	2,370,000	1,587,669
			1,587,669
Chile—0.03%
Chile Government International Bonds
2.45% 1/31/31		300,000	267,798
3.10% 1/22/61		150,000	90,717
4.00% 1/31/52		200,000	153,850
5.33% 1/5/54		200,000	187,370
			699,735
Colombia—0.16%
Colombia Government International Bonds
3.00% 1/30/30		350,000	302,296
3.13% 4/15/31		2,640,000	2,165,110
3.25% 4/22/32		520,000	410,906
5.00% 6/15/45		242,000	163,048
5.20% 5/15/49		300,000	200,655
8.75% 11/14/53		200,000	197,820
			3,439,835
Costa Rica—0.01%
Costa Rica Government International Bonds 7.30% 11/13/54		200,000	207,038
			207,038
Dominican Republic—0.04%
Dominican Republic International Bonds
5.30% 1/21/41		100,000	86,110
5.95% 1/25/27		250,000	252,025
6.60% 6/1/36		150,000	150,817
7.05% 2/3/31		300,000	314,310
7.15% 2/24/55		150,000	149,573
			952,835
Ecuador—0.02%
Ecuador Government International Bonds
φ5.50% 7/31/35		200,000	144,898
6.90% 7/31/30		250,000	216,875
			361,773
Egypt—0.03%
Egypt Government International Bonds
7.50% 1/31/27		200,000	203,086
7.50% 2/16/61		150,000	109,200
7.63% 5/29/32		100,000	92,143
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Egypt (continued)
Egypt Government International Bonds (continued)
8.70% 3/1/49		300,000	$245,973
			650,402
El Salvador—0.02%
El Salvador Government International Bonds
9.25% 4/17/30		200,000	211,500
9.65% 11/21/54		200,000	205,500
			417,000
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31		150,000	119,202
			119,202
Georgia—0.01%
Georgia Government International Bonds 2.75% 4/22/26		200,000	194,576
			194,576
Germany—0.02%
Bundesrepublik Deutschland Bundesanleihe 2.50% 7/4/44	EUR	390,000	427,444
			427,444
Ghana—0.01%
φGhana Government International Bonds
5.00% 7/3/29		61,952	57,998
5.00% 7/3/35		89,088	69,199
			127,197
Guatemala—0.01%
Guatemala Government Bonds
5.38% 4/24/32		100,000	97,543
6.13% 6/1/50		50,000	45,187
			142,730
Hungary—0.03%
Hungary Government International Bonds
2.13% 9/22/31		200,000	166,213
5.50% 6/16/34		100,000	98,227
6.75% 9/25/52		100,000	101,817
Magyar Export-Import Bank Zrt 6.13% 12/4/27		200,000	204,387
			570,644
Indonesia—0.04%
Indonesia Government International Bonds
4.10% 4/24/28		100,000	99,916
4.35% 1/11/48		100,000	83,819
5.95% 1/8/46		250,000	259,476
7.75% 1/17/38		200,000	242,805
LVIP Fidelity Institutional AM® Total Bond Fund-31

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Government International Bonds (continued)
8.50% 10/12/35		200,000	$253,062
			939,078
Israel—0.01%
Israel Government International Bonds 5.75% 3/12/54		200,000	185,105
State of Israel 3.38% 1/15/50		150,000	97,344
			282,449
Ivory Coast—0.01%
Ivory Coast Government International Bonds 6.13% 6/15/33		300,000	272,473
			272,473
Jamaica—0.00%
Jamaica Government International Bonds 7.88% 7/28/45		50,000	58,245
			58,245
Japan—0.01%
Japan Government Ten Year Bonds 0.90% 9/20/34	JPY	23,600,000	157,185
			157,185
Jordan—0.00%
Jordan Government International Bonds 7.38% 10/10/47		50,000	44,249
			44,249
Kenya—0.01%
Republic of Kenya Government International Bonds 9.75% 2/16/31		200,000	202,681
			202,681
Lebanon—0.00%
‡Lebanon Government International Bonds 6.38% 3/9/20		300,000	56,190
			56,190
Mexico—0.06%
Mexico Government International Bonds
2.66% 5/24/31		200,000	173,000
3.50% 2/12/34		200,000	167,600
3.77% 5/24/61		200,000	117,750
6.35% 2/9/35		200,000	204,270
6.88% 5/13/37		250,000	260,575
7.38% 5/13/55		250,000	257,685
			1,180,880
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mongolia—0.01%
Mongolia Government International Bonds 7.88% 6/5/29	200,000	$208,372
		208,372
Montenegro—0.01%
Montenegro Government International Bonds 7.25% 3/12/31	200,000	207,000
		207,000
Morocco—0.01%
Morocco Government International Bonds 6.50% 9/8/33	200,000	210,856
		210,856
Nigeria—0.02%
Nigeria Government International Bonds
6.13% 9/28/28	400,000	381,665
7.88% 2/16/32	150,000	142,167
		523,832
Oman—0.04%
Oman Government International Bonds
5.63% 1/17/28	400,000	408,649
6.25% 1/25/31	200,000	212,475
6.75% 1/17/48	125,000	129,021
		750,145
Pakistan—0.02%
Pakistan Government International Bonds
6.00% 4/8/26	200,000	196,670
7.38% 4/8/31	200,000	177,754
		374,424
Panama—0.02%
Panama Government International Bonds
3.87% 7/23/60	200,000	113,756
7.88% 3/1/57	200,000	203,201
		316,957
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33	200,000	170,172
6.00% 2/9/36	200,000	203,060
6.65% 3/4/55	200,000	199,640
		572,872
Peru—0.01%
Peru Government International Bonds
2.78% 1/23/31	150,000	134,235
3.30% 3/11/41	100,000	74,075
		208,310
LVIP Fidelity Institutional AM® Total Bond Fund-32

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines—0.02%
Philippines Government International Bonds
5.50% 1/17/48		200,000	$194,692
5.95% 10/13/47		200,000	206,478
			401,170
Poland—0.03%
Bank Gospodarstwa Krajowego
5.38% 5/22/33		200,000	201,615
6.25% 7/9/54		200,000	198,275
Republic of Poland Government International Bonds
5.50% 4/4/53		40,000	37,271
5.75% 11/16/32		100,000	105,513
			542,674
Qatar—0.03%
Qatar Government International Bonds
4.40% 4/16/50		300,000	253,433
4.63% 6/2/46		200,000	178,503
4.82% 3/14/49		250,000	224,128
			656,064
Romania—0.02%
Romania Government International Bonds
2.12% 7/16/31	EUR	25,000	24,521
3.63% 3/27/32		100,000	85,769
4.00% 2/14/51		85,000	53,088
5.88% 7/11/32	EUR	150,000	178,158
7.50% 2/10/37		150,000	155,715
			497,251
Rwanda—0.00%
Rwanda International Government Bonds 5.50% 8/9/31		100,000	85,139
			85,139
Saudi Arabia—0.02%
Saudi Government International Bonds
2.25% 2/2/33		200,000	167,732
3.45% 2/2/61		250,000	154,585
3.75% 1/21/55		100,000	68,160
4.50% 10/26/46		100,000	82,275
			472,752
Senegal—0.00%
Senegal Government International Bonds 6.25% 5/23/33		110,000	72,295
			72,295
Serbia—0.01%
Serbia International Bonds 6.00% 6/12/34		150,000	151,216
			151,216
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa—0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29	150,000	$144,633
5.00% 10/12/46	150,000	104,636
5.75% 9/30/49	200,000	150,203
7.10% 11/19/36	300,000	297,641
		697,113
Sri Lanka—0.01%
Sri Lanka Government International Bonds
φ3.10% 1/15/30	56,145	49,969
φ3.35% 3/15/33	110,128	88,749
φ3.60% 5/15/36	51,609	41,932
φ3.60% 2/15/38	103,261	83,706
4.00% 4/15/28	52,468	49,189
		313,545
Turkey—0.09%
Turkiye Government International Bonds
4.25% 4/14/26	200,000	198,469
4.88% 4/16/43	200,000	141,042
5.75% 5/11/47	100,000	74,957
5.88% 6/26/31	100,000	95,061
7.63% 5/15/34	250,000	256,253
9.38% 3/14/29	300,000	330,575
9.38% 1/19/33	400,000	451,405
9.88% 1/15/28	200,000	218,463
Turkiye Ihracat Kredi Bankasi AS 6.88% 7/3/28	200,000	200,201
		1,966,426
Ukraine—0.02%
πφUkraine Government International Bonds
0.00% 2/1/30	21,848	10,366
0.00% 2/1/34	81,644	30,777
0.00% 2/1/35	68,995	31,743
0.00% 2/1/36	57,496	27,087
1.75% 2/1/29	150,000	91,335
1.75% 2/1/34	179,987	91,719
1.75% 2/1/35	139,990	70,579
1.75% 2/1/36	79,994	38,641
7.75% 8/1/41	50,000	35,625
		427,872
United Arab Emirates—0.03%
Abu Dhabi Government International Bonds
3.13% 9/30/49	500,000	339,961
5.50% 4/30/54	200,000	199,196
Emirate of Dubai Government International Bonds 5.25% 1/30/43	200,000	188,490
		727,647
Uruguay—0.01%
Uruguay Government International Bonds
5.10% 6/18/50	150,000	138,333
LVIP Fidelity Institutional AM® Total Bond Fund-33

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bonds (continued)
5.75% 10/28/34		50,000	$52,735
			191,068
Uzbekistan—0.00%
Republic of Uzbekistan International Bonds 3.70% 11/25/30		100,000	89,149
			89,149
Venezuela—0.01%
‡Venezuela Government International Bonds 9.25% 9/15/27		550,000	110,000
			110,000
Zambia—0.01%
Zambia Government International Bonds 0.50% 12/31/53		200,000	137,371
			137,371
Total Sovereign Bonds (Cost $28,053,764)			28,301,115
SUPRANATIONAL BANKS–0.08%
^European Investment Bank 0.00% 3/28/28	EUR	1,205,000	1,341,586
European Union 2.88% 4/4/28	EUR	349,000	418,998
Total Supranational Banks (Cost $1,712,514)			1,760,584
U.S. TREASURY OBLIGATIONS–35.83%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	24,586,548
3.88% 2/15/43		28,715,000	25,704,412
4.50% 11/15/54		15,570,000	14,837,723
4.63% 11/15/44		32,220,000	31,540,359
4.63% 2/15/55		102,180,000	99,465,844
4.75% 2/15/45		75,640,000	75,238,162
4.75% 5/15/55		5,300,000	5,270,187
U.S. Treasury Inflation-Indexed Bonds 2.38% 2/15/55		1,016,520	982,196
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
3.88% 3/15/28	14,450,000	$14,519,428
4.00% 2/28/30	48,410,000	48,880,863
4.00% 3/31/30	120,000,000	121,115,626
4.00% 1/31/31	1,015,000	1,022,176
4.00% 4/30/32	158,425,000	158,623,031
4.00% 2/15/34	1,348,000	1,333,941
4.13% 5/31/32	2,534,000	2,555,381
4.25% 5/15/35	13,170,000	13,190,578
4.50% 12/31/31	20,340,000	20,972,447
4.63% 2/15/35	99,870,000	103,037,752
Total U.S. Treasury Obligations (Cost $774,029,472)		762,876,654

	Number of Shares
COMMON STOCK–0.06%
†Grupo Aeromexico SAB de CV	74,288	1,187,690
Total Common Stock (Cost $667,823)		1,187,690
PREFERRED STOCKS–0.02%
=†‡Acrisure Holdings, Inc. 0.00%	8,824	216,276
†MicroStrategy, Inc. 10.00% 12/31/49	3,100	278,225
Total Preferred Stocks (Cost $475,982)		494,501
EXCHANGE-TRADED FUND–0.15%
Invesco Senior Loan ETF	157,700	3,299,084
Total Exchange-Traded Fund (Cost $3,291,478)		3,299,084
MONEY MARKET FUND–4.39%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	93,427,015	93,427,015
Total Money Market Fund (Cost $93,427,015)		93,427,015

TOTAL INVESTMENTS–106.04% (Cost $2,274,206,502)	2,257,595,859

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.04%)	(128,676,209)
NET ASSETS APPLICABLE TO 237,641,942 SHARES OUTSTANDING–100.00%	$2,128,919,650
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® TOTAL BOND FUND STANDARD CLASS ($340,679,311 / 37,811,049 Shares)	$9.010
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® TOTAL BOND FUND SERVICE CLASS ($1,788,240,339 / 199,830,893 Shares)	$8.949
LVIP Fidelity Institutional AM® Total Bond Fund-34

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$2,489,645,610
Distributable earnings/(accumulated loss)	(360,725,960)
TOTAL NET ASSETS	$2,128,919,650

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^Zero coupon security.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞Delayed settlement. Interest rate to be determined upon settlement date.
‡Rate is less than 0.01%.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 7 in the accompanying notes for further information on these types of securities.

ΔSecurities have been classified by country of origin.
†Non-income producing.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $427,872, which represented 0.02% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Ukraine Government International Bonds	8/30/2024	$84,676	$91,719
Ukraine Government International Bonds	8/30/2024	64,307	70,579
Ukraine Government International Bonds	8/30/2024	35,794	38,641
Ukraine Government International Bonds	8/30/2024	10,065	10,366
Ukraine Government International Bonds	8/30/2024	28,981	30,777
Ukraine Government International Bonds	8/30/2024	31,114	31,743
Ukraine Government International Bonds	8/30/2024	25,464	27,087
Ukraine Government International Bonds	4/25/2025	36,448	35,625
Ukraine Government International Bonds	4/24/2025	97,293	91,335
Total		$414,142	$427,872
LVIP Fidelity Institutional AM® Total Bond Fund-35

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)

★Includes $202,344 expense reimbursement receivable from Lincoln Financial Investments Corporation, $415,475 variation margin due from broker on futures contracts, $196,367,479 payable for securities purchased, $506,710 payable for fund shares redeemed, $108,090 variation margin due to brokers on centrally cleared interest rate swap contracts, $53,817 other accrued expenses payable, $49,752 payable for unfunded loan commitments, $1,449,987 due to manager and affiliates, $31,759 payable for audit fee and $50,855 payable for fund accounting fee as of June 30, 2025.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	AUD	(125,000)	USD	80,569	7/8/25	$—	$(1,708)
BBH	GBP	(118,000)	USD	157,830	7/8/25	—	(4,149)
BNP	CAD	(2,211,000)	USD	1,602,613	7/8/25	—	(21,708)
BNP	CAD	41,000	USD	(29,867)	7/8/25	254	—
BNP	EUR	(91,000)	USD	103,380	7/8/25	—	(3,871)
BNP	EUR	26,000	USD	(30,517)	7/8/25	126	—
BNP	JPY	(22,950,000)	USD	158,918	7/8/25	—	(595)
BOA	AUD	(693,000)	USD	442,693	7/8/25	—	(13,455)
BOA	EUR	440,000	USD	(507,022)	7/8/25	11,554	—
BOA	EUR	(17,000)	USD	19,439	7/8/25	—	(597)
BOA	GBP	(4,325,000)	USD	5,748,587	7/8/25	—	(188,338)
CBK	EUR	(27,000)	USD	30,278	7/8/25	—	(1,544)
GSB	EUR	(30,000)	USD	34,362	7/8/25	—	(995)
GSB	GBP	(22,000)	USD	30,143	7/8/25	—	(56)
JPM	AUD	(36,000)	USD	23,507	7/8/25	—	(189)
JPM	EUR	443,000	USD	(512,175)	7/8/25	9,936	—
SSB	EUR	(17,665,000)	USD	20,004,129	7/8/25	—	(815,499)
Total Foreign Currency Exchange Contracts						$21,870	$(1,052,704)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
945	CBOT 10 Year U.S. Treasury Notes Futures	$105,958,125	$103,528,778	9/19/25	$2,429,347	$—
195	CBOT 2 Year U.S. Treasury Notes Futures	40,564,570	40,406,468	9/30/25	158,102	—
(45)	CBOT 5 Year U.S. Treasury Notes Futures	(4,905,000)	(4,842,781)	9/30/25	—	(62,219)
19	CBOT Ultra Long-Term U.S. Treasury Bond Futures	2,263,375	2,171,052	9/19/25	92,323	—
(7)	Long Gilt Futures	(893,883)	(867,068)	9/26/25	—	(26,815)
Total Futures Contracts					$2,679,772	$(89,034)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BNP BMW Finance NV 0.75 - 07/13/2026 - Quarterly	EUR 550,000	(1.00%)	6/20/30	$(10,736)	$(10,608)	$—	$(128)
MSC CMBX.NA.BB.18 - Quar- terly[4]	200,000	(5.00%)	12/17/57	21,875	28,908	—	(7,033)
MSC CMBX.NA.BBB-.17 - Quarterly[4]	400,000	(3.00%)	12/15/56	45,533	58,222	—	(12,689)
MSC CMBX.NA.BBB-.17 - Quarterly[4]	200,000	(3.00%)	12/15/56	22,767	28,894	—	(6,127)
LVIP Fidelity Institutional AM® Total Bond Fund-36

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
CITI CMBX.NA.BBB-.17 - Quarterly[4]	700,000	(3.00%)	12/15/56	$79,567	$92,442	$—	$(12,875)
GS CMBX.NA.BBB-.18 - Quar- terly[4]	900,000	(3.00%)	12/17/57	52,215	88,554	—	(36,339)
CITI CMBX.NA.BBB-.18 - Quarterly[4]	700,000	(3.00%)	12/17/57	40,612	52,277	—	(11,665)
GS CMBX.NA.BBB-.18 - Quar- terly[4]	700,000	(3.00%)	12/17/57	40,495	50,657	—	(10,162)
BNP Deutsche Bank AG 5.625 - 05/19/2031 - Quarterly	EUR 200,000	(1.00%)	6/20/30	3,544	5,106	—	(1,562)
BNP Generali 4.125 - 05/04/2026 - Quarterly	EUR 250,000	(1.00%)	6/20/30	(479)	906	—	(1,385)
JPM Intesa Sanpaolo SpA 6.184 - 02/20/2034 - Quar- terly	EUR 250,000	(1.00%)	6/20/30	(566)	1,679	—	(2,245)
BNP Societe Generale SA 5.25 - 09/06/2032 - Quarterly	EUR 250,000	(1.00%)	6/20/30	1,942	2,064	—	(122)
GSB UniCredit SpA 5.375 - 04/16/2034 - Quarterly	EUR 250,000	(1.00%)	6/20/30	768	2,385	—	(1,617)
					401,486	—	(103,949)
Protection Sold
CBK CMBX.NA.AAA.16 - Quarterly[4]	500,000	(0.50%)	4/17/65	(4,405)	(6,131)	1,726	—
Total CDS Contracts					$395,355	$1,726	$(103,949)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
10,948,000	3.75	SOFRM12M	Receive	Annual	9/17/32	$(160,232)	$8,097	$—	$(168,329)
26,614,000	3.75	SOFRM12M	Receive	Annual	9/17/28	(321,991)	(122,968)	—	(199,023)
16,240,000	3.75	SOFRM12M	Receive	Annual	9/17/27	(123,723)	(41,646)	—	(82,077)
4,494,000	3.75	SOFRM12M	Receive	Annual	9/17/29	(68,428)	(22,305)	—	(46,123)
5,038,000	3.75	SOFRM12M	Receive	Annual	9/17/45	148,746	266,016	—	(117,270)
Total IRS Contracts							$87,194	$—	$(612,822)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2025.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP Fidelity Institutional AM® Total Bond Fund-37

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
[4] CMBX.NA.AAA, CMBX.NA.AS, CMBX.NA.AA, CMBX.NA.A, CMBX.NA.BBB and CMBX.NA.BB (collectively, the “CMBX Indices” and each, a
“CMBX Index”). Each CMBX Index will be composed of 25 reference obligations that are tranches of commercial mortgage-backed securities offerings.

Summary of Abbreviations:
AUD–Australian Dollar
BBH–Brown Brothers Harriman & Co.
BMO–Bank of Montreal
BNP–BNP Paribas
BOA–Bank of America
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CME–Chicago Mercantile Exchange
CMPC–Coût Moyen Pondéré du Capital
DB–Deutsche Bank
DB-JPM–Deutsche Bank JPMorgan
ETF–Exchange-Traded Fund
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SSB–State Street Bank
TBA–To be announced
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-38

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$52,601,711
Dividends	61,712
Foreign taxes refunded	7,475
52,670,898
EXPENSES:
Management fees	6,316,385
Distribution fees-Service Class	2,729,589
Shareholder servicing fees	313,435
Accounting and administration expenses	187,535
Professional fees	60,069
Reports and statements to shareholders	38,354
Trustees’ fees and expenses	32,521
Pricing fees	30,241
Custodian fees	29,041
Consulting fees	9,428
Other	22,559
9,769,157
Less:
Management fees waived	(105,611)
Expenses reimbursed	(1,203,182)
Total operating expenses	8,460,364
NET INVESTMENT INCOME	44,210,534
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(88,552,007)
Foreign currencies	35,195
Foreign currency exchange contracts	(349,991)
Futures contracts	(3,596,410)
Swap contracts	(413,634)
Net realized loss	(92,876,847)
Net change in unrealized appreciation (depreciation) of:
Investments	117,030,800
Foreign currencies	23,371
Foreign currency exchange contracts	(1,178,487)
Futures contracts	5,338,683
Swap contracts	(499,516)
Net change in unrealized appreciation (depreciation)	120,714,851
NET REALIZED AND UNREALIZED GAIN	27,838,004
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,048,538
See accompanying notes, which are an integral part of the financial statements.

LVIP Fidelity Institutional AM® Total Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,210,534	$89,245,142
Net realized loss	(92,876,847)	(38,394,771)
Net change in unrealized appreciation (depreciation)	120,714,851	(11,472,810)
Net increase in net assets resulting from operations	72,048,538	39,377,561
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(14,789,243)
Service Class	—	(74,903,257)
	—	(89,692,500)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	19,922,400	64,579,956
Service Class	46,081,022	170,443,588
Reinvestment of dividends and distributions:
Standard Class	—	14,789,243
Service Class	—	74,903,257
	66,003,422	324,716,044
Cost of shares redeemed:
Standard Class	(40,843,216)	(56,211,670)
Service Class	(197,002,795)	(221,459,080)
	(237,846,011)	(277,670,750)
Increase (decrease) in net assets derived from capital share transactions	(171,842,589)	47,045,294
NET DECREASE IN NET ASSETS	(99,794,051)	(3,269,645)
NET ASSETS:
Beginning of period	2,228,713,701	2,231,983,346
End of period	$2,128,919,650	$2,228,713,701
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-39

LVIP Fidelity Institutional AM® Total Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Total Bond Fund Standard Class
	Six Months Ended 6/30/25[1,2] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[3]	12/31/20[3]
Net asset value, beginning of period	$8.706	$8.917	$8.735	$10.533	$11.560	$10.710
Income (loss) from investment operations:
Net investment income[4]	0.190	0.382	0.363	0.296	0.247	0.270
Net realized and unrealized gain (loss)	0.114	(0.206)	0.185	(1.756)	(0.402)	0.890
Total from investment operations	0.304	0.176	0.548	(1.460)	(0.155)	1.160
Less dividends and distributions from:
Net investment income	—	(0.387)	(0.366)	(0.310)	(0.553)	(0.310)
Net realized gain	—	—	—	(0.020)	(0.318)	—
Return of capital	—	—	—	(0.008)	(0.001)	—
Total dividends and distributions	—	(0.387)	(0.366)	(0.338)	(0.872)	(0.310)
Net asset value, end of period	$9.010	$8.706	$8.917	$8.735	$10.533	$11.560
Total return[5]	3.40%	1.98%	6.24%	(13.86% )	(1.30% )	11.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$340,679	$349,700	$334,721	$309,107	$385,982	$386,607
Ratio of expenses to average net assets	0.51%	0.54%	0.54%	0.54%	0.56%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.65%	0.65%	0.65%	0.63%	0.64%
Ratio of net investment income to average net assets	4.36%	4.25%	4.08%	3.12%	2.26%	2.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.21%	4.14%	3.97%	3.01%	2.19%	2.38%
Portfolio turnover	183%	102%	96%	96%	280%	132%

[1]	Effective May 1, 2025, Fidelity Institutional Asset Management ("FIAM, LLC") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-40

LVIP Fidelity Institutional AM® Total Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Total Bond Fund Service Class
	Six Months Ended 6/30/25[1,2] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21[3]	12/31/20[3]
Net asset value, beginning of period	$8.659	$8.872	$8.693	$10.481	$11.470	$10.630
Income (loss) from investment operations:
Net investment income[4]	0.176	0.353	0.334	0.266	0.213	0.230
Net realized and unrealized gain (loss)	0.114	(0.206)	0.183	(1.746)	(0.403)	0.880
Total from investment operations	0.290	0.147	0.517	(1.480)	(0.190)	1.110
Less dividends and distributions from:
Net investment income	—	(0.360)	(0.338)	(0.280)	(0.480)	(0.270)
Net realized gain	—	—	—	(0.020)	(0.318)	—
Return of capital	—	—	—	(0.008)	(0.001)	—
Total dividends and distributions	—	(0.360)	(0.338)	(0.308)	(0.799)	(0.270)
Net asset value, end of period	$8.949	$8.659	$8.872	$8.693	$10.481	$11.470
Total return[5]	3.24%	1.67%	5.94%	(14.12% )	(1.62% )	10.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,788,241	$1,879,014	$1,897,262	$1,848,841	$2,413,119	$2,362,602
Ratio of expenses to average net assets	0.81%	0.84%	0.84%	0.84%	0.86%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.95%	0.95%	0.95%	0.93%	0.94%
Ratio of net investment income to average net assets	4.06%	3.95%	3.78%	2.82%	1.96%	2.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.91%	3.84%	3.67%	2.71%	1.89%	2.08%
Portfolio turnover	183%	102%	96%	96%	280%	132%

[1]	Effective May 1, 2025, Fidelity Institutional Asset Management ("FIAM, LLC") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-41

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Total Bond Fund (formerly, LVIP Macquarie Diversified Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Fidelity Institutional AM® Total Bond Fund-42

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   Effective May 1, 2025, LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LVIP Fidelity Institutional AM® Total Bond Fund-43

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Effective May 1, 2025, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.51% of the Fund’s average daily net assets for the Standard Class and 0.81% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.54% the Fund’s average daily net assets for the Standard Class and 0.84% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$2,542,450	$2,310,296	$2,427,755	$7,280,501
Effective May 1, 2025, Fidelity Institutional Asset Management ("FIAM, LLC") (the "Sub Adviser") and FMR Investment Management (UK) Limited (“Sub-Sub-Adviser”) are responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to May 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$92,758
Legal	14,137
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,842 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$202,344
Management fees payable to LFI	960,685
Distribution fees payable to LFD	435,882
Printing and mailing fees payable to Lincoln Life	3,281
Shareholder servicing fees payable to Lincoln Life	50,139
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Fidelity Institutional AM® Total Bond Fund-44

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,078,238,635
Purchases of U.S. government securities	2,823,141,893
Sales other than U.S. government securities	1,235,137,336
Sales of U.S. government securities	2,680,953,470
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,274,206,502
Aggregate unrealized appreciation of investments and derivatives	$29,884,437
Aggregate unrealized depreciation of investments and derivatives	(66,019,649)
Net unrealized depreciation of investments and derivatives	$(36,135,212)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$23,277,972	$—	$23,277,972
Agency Mortgage-Backed Securities	—	395,586,800	—	395,586,800
LVIP Fidelity Institutional AM® Total Bond Fund-45

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$2,205,153	$—	$2,205,153
Corporate Bonds
Advertising	—	1,519,567	—	1,519,567
Aerospace & Defense	—	11,947,556	—	11,947,556
Agriculture	—	8,688,372	—	8,688,372
Airlines	—	1,144,349	—	1,144,349
Apparel	—	393,619	—	393,619
Auto Manufacturers	—	5,888,888	—	5,888,888
Auto Parts & Equipment	—	1,588,489	—	1,588,489
Banks	—	151,477,772	—	151,477,772
Beverages	—	442,125	—	442,125
Biotechnology	—	202,546	—	202,546
Building Materials	—	4,524,814	—	4,524,814
Chemicals	—	8,895,477	—	8,895,477
Commercial Services	—	6,939,873	—	6,939,873
Computers	—	1,338,398	—	1,338,398
Distribution/Wholesale	—	352,102	—	352,102
Diversified Financial Services	—	33,400,828	—	33,400,828
Electric	—	25,379,820	—	25,379,820
Electrical Components & Equipment	—	206,716	—	206,716
Electronics	—	636,780	—	636,780
Energy-Alternate Sources	—	5,600	—	5,600
Engineering & Construction	—	4,030,925	—	4,030,925
Entertainment	—	9,465,294	—	9,465,294
Environmental Control	—	753,259	—	753,259
Food	—	23,712,067	—	23,712,067
Food Service	—	248,456	—	248,456
Forest Products & Paper	—	548,898	—	548,898
Gas	—	4,932,922	—	4,932,922
Health Care Products	—	1,130,427	—	1,130,427
Health Care Services	—	15,144,688	—	15,144,688
Holding Companies-Diversified	—	106,021	—	106,021
Home Builders	—	1,424,709	—	1,424,709
Home Furnishings	—	472,450	—	472,450
Household Products Wares	—	218,856	—	218,856
Housewares	—	680,833	—	680,833
Insurance	—	16,581,238	—	16,581,238
Internet	—	3,478,740	—	3,478,740
Investment Companies	—	14,960,158	—	14,960,158
Iron & Steel	—	2,672,014	—	2,672,014
Leisure Time	—	1,900,883	—	1,900,883
Lodging	—	1,128,683	—	1,128,683
Machinery Construction & Mining	—	243,892	—	243,892
Machinery Diversified	—	399,720	—	399,720
Media	—	22,277,037	—	22,277,037
Metal Fabricate & Hardware	—	366,891	—	366,891
Mining	—	5,540,247	—	5,540,247
Miscellaneous Manufacturing	—	717,423	—	717,423
Oil & Gas	—	51,552,098	—	51,552,098
Oil & Gas Services	—	1,411,061	—	1,411,061
Packaging & Containers	—	1,984,845	—	1,984,845
Pharmaceuticals	—	14,388,635	—	14,388,635
Pipelines	—	31,283,935	—	31,283,935
Real Estate	—	4,644,889	—	4,644,889
Real Estate Investment Trusts	—	33,206,059	—	33,206,059
Retail	—	9,408,867	64,091	9,472,958
Semiconductors	—	10,597,198	—	10,597,198
Software	—	2,722,502	—	2,722,502
Telecommunications	—	24,925,686	—	24,925,686
Transportation	—	2,438,995	—	2,438,995
LVIP Fidelity Institutional AM® Total Bond Fund-46

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Trucking & Leasing	$—	$262,405	$—	$262,405
Water	—	2,191,257	—	2,191,257
Loan Agreements	—	114,533,420	—	114,533,420
Non-Agency Asset-Backed Securities	—	163,620,746	—	163,620,746
Non-Agency Collateralized Mortgage Obligations	—	13,342,565	—	13,342,565
Non-Agency Commercial Mortgage-Backed Securities	—	64,388,615	101,000	64,489,615
Sovereign Bonds	—	28,301,115	—	28,301,115
Supranational Banks	—	1,760,584	—	1,760,584
U.S. Treasury Obligations	—	762,876,654	—	762,876,654
Common Stock	—	1,187,690	—	1,187,690
Preferred Stocks	278,225	—	216,276	494,501
Exchange-Traded Fund	3,299,084	—	—	3,299,084
Money Market Fund	93,427,015	—	—	93,427,015
Total Investments	$97,004,324	$2,160,210,168	$381,367	$2,257,595,859
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$21,870	$—	$21,870
Futures Contracts	$2,679,772	$—	$—	$2,679,772
Swap Contract	$—	$1,726	$—	$1,726
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,052,704)	$—	$(1,052,704)
Futures Contracts	$(89,034)	$—	$—	$(89,034)
Swap Contracts	$—	$(716,771)	$—	$(716,771)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Corporate Bonds	$64,091	Enterprise Value	Expected Recovery	100.0 (N/A)
Non-Agency Commercial Mortgage-Backed Securities	$101,000	Recent Transaction	Cost	#
Preferred Stock	$216,276	Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	22.07x (N/A)
Total	$381,367
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
LVIP Fidelity Institutional AM® Total Bond Fund-47

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$1,454,510	$—	$—	$(22,391)	$—	$(1,187,690)	$—	$22,392	$(266,821)	$—	$—
Corporate Bond	—	—	61,527	—	—	—	5	—	2,559	64,091	2,559
Non-Agency Commercial Mortgage-Backed Security	—	—	101,000	—	—	—	—	—	—	101,000	—
Preferred Stock	3,669,075	—	212,482	(3,136,775)	—	—	—	(468,490)	(60,016)	216,276	3,794
Total	$5,123,585	$—	$375,009	$(3,159,166)	$—	(1,187,690)$	$5	$(446,098)	$(324,278)	$381,367	$6,353
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	2,254,939	7,177,031
Service Class	5,248,916	19,202,707
Shares reinvested:
Standard Class	—	1,701,190
Service Class	—	8,661,718
	7,503,855	36,742,646
Shares redeemed:
Standard Class	(4,613,490)	(6,245,268)
Service Class	(22,412,381)	(24,729,483)
	(27,025,871)	(30,974,751)
Net increase (decrease)	(19,522,016)	5,767,895
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP Fidelity Institutional AM® Total Bond Fund-48

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to reduce transaction costs.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are
LVIP Fidelity Institutional AM® Total Bond Fund-49

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the  Statement of Net Assets, at June 30, 2025, the notional value of the protection sold was USD 500,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2025, net unrealized appreciation of the protection sold was $1,726.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2025, the Fund used CDS contracts to hedge against credit events, to enhance total return and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$21,870	Liabilities net of receivables and other assets	$(1,052,704)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	2,679,772	Liabilities net of receivables and other assets	(89,034)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	1,726	Liabilities net of receivables and other assets	(103,949)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(612,822)
Total		$2,703,368		$(1,858,509)
LVIP Fidelity Institutional AM® Total Bond Fund-50

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(349,991)	$(1,178,487)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,596,410)	5,338,683
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(906,747)	113,306
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	493,113	(612,822)
Total		$(4,360,035)	$3,660,680
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,340,683	$14,020,064
Futures contracts (average notional value)	139,311,349	1,768,548
CDS contracts (average notional value)*	5,634,890	5,851,174
Interest rate swap contracts (average notional value)**	9,150,000	9,047,714

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$11,554	$(202,390)	$(190,836)
BNP Paribas SA	380	(29,371)	(28,991)
Brown Brothers Harriman & Co.	—	(5,857)	(5,857)
Citigroup Global Markets	1,726	(26,084)	(24,358)
Goldman Sachs International	—	(49,169)	(49,169)
JPMorgan Chase Bank	9,936	(2,434)	7,502
Morgan Stanley Capital	—	(25,849)	(25,849)
State Street Bank & Trust Company	—	(815,499)	(815,499)
Total	$23,596	$(1,156,653)	$(1,133,057)

LVIP Fidelity Institutional AM® Total Bond Fund-51

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(190,836)	$—	$—	$—	$—	$(190,836)
BNP Paribas SA	(28,991)	—	—	—	—	(28,991)
Brown Brothers Harriman & Co.	(5,857)	—	—	—	—	(5,857)
Citigroup Global Markets	(24,358)	—	—	—	—	(24,358)
Goldman Sachs International	(49,169)	—	—	—	—	(49,169)
JPMorgan Chase Bank	7,502	—	—	—	—	7,502
Morgan Stanley Capital	(25,849)	—	—	—	—	(25,849)
State Street Bank & Trust Company	(815,499)	—	—	—	—	(815,499)
Total	$(1,133,057)	$—	$—	$—	$—	$(1,133,057)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP Fidelity Institutional AM® Total Bond Fund-52

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-53

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.89%
Australia–0.04%
Pro Medicus Ltd.	1,772	$331,603
		331,603
Canada–2.07%
†Celestica, Inc.	6,047	943,997
Constellation Software, Inc.	300	1,100,026
†Descartes Systems Group, Inc.	3,152	320,385
†Lumine Group, Inc.	1,769	62,134
Manulife Financial Corp.	230,200	7,360,314
Royal Bank of Canada	55,700	7,340,906
†Shopify, Inc. Class A	17,673	2,038,349
		19,166,111
China–0.17%
BYD Co. Ltd. Class H	1,980	30,828
Tencent Holdings Ltd.	23,656	1,524,289
		1,555,117
Denmark–0.98%
†Ascendis Pharma AS ADR	1,323	228,350
Novo Nordisk AS Class B	71,112	4,927,635
†Orsted AS	91,912	3,959,442
		9,115,427
France–4.25%
Airbus SE	9,394	1,965,231
BNP Paribas SA	28,860	2,588,791
Capgemini SE	8,550	1,464,072
Cie de Saint-Gobain SA	67,326	7,909,137
Danone SA	15,015	1,228,577
Kering SA	3,925	855,083
LVMH Moet Hennessy Louis Vuitton SE	7,859	4,113,244
Sanofi SA	81,259	7,866,989
Veolia Environnement SA	162,154	5,789,204
Vinci SA	37,427	5,519,374
		39,299,702
Germany–3.59%
Daimler Truck Holding AG	132,706	6,296,098
Deutsche Bank AG	61,218	1,814,834
Deutsche Telekom AG	24,273	888,479
Fresenius Medical Care AG	103,712	5,958,789
Fresenius SE & Co. KGaA	32,133	1,617,022
Infineon Technologies AG	209,006	8,918,711
SAP SE	22,110	6,760,787
Scout24 SE	268	36,997
Siemens AG	3,508	901,059
		33,192,776
Hong Kong–0.85%
AIA Group Ltd.	661,000	5,987,628
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Prudential PLC	151,133	$1,891,617
		7,879,245
India–0.58%
†MakeMyTrip Ltd.	1,777	174,181
Reliance Industries Ltd. GDR	74,227	5,181,045
		5,355,226
Ireland–2.54%
Accenture PLC Class A	18,987	5,675,024
AerCap Holdings NV	15,371	1,798,407
†Aptiv PLC	21,403	1,460,113
Medtronic PLC	95,705	8,342,605
Smurfit WestRock PLC	143,529	6,207,904
		23,484,053
Japan–3.36%
Denso Corp.	113,501	1,531,728
Ebara Corp.	358,800	6,880,945
Mitsubishi Electric Corp.	445,492	9,582,073
Mizuho Financial Group, Inc.	313,100	8,691,633
Renesas Electronics Corp.	111,800	1,383,125
Seven & i Holdings Co. Ltd.	106,575	1,715,358
Toyota Motor Corp.	76,149	1,311,513
		31,096,375
Netherlands–1.81%
†Argenx SE	708	391,937
ASM International NV	10,462	6,711,141
ASML Holding NV	708	567,384
Heineken NV	19,653	1,714,583
ING Groep NV	335,339	7,349,856
		16,734,901
Norway–0.57%
Norsk Hydro ASA	919,382	5,264,748
		5,264,748
Portugal–0.59%
Galp Energia SGPS SA	297,694	5,449,540
		5,449,540
Republic of Korea–0.88%
†Samsung Biologics Co. Ltd.	70	51,367
Samsung Electronics Co. Ltd.	183,777	8,126,914
		8,178,281
Singapore–0.17%
DBS Group Holdings Ltd.	44,683	1,577,402
		1,577,402
LVIP Franklin Templeton Global Equity Managed Volatility Fund-1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden–0.83%
Securitas AB Class B	479,904	$7,185,279
†Spotify Technology SA	708	543,277
		7,728,556
Switzerland–1.63%
Adecco Group AG	175,366	5,225,544
Cie Financiere Richemont SA Class A	8,427	1,594,665
Novartis AG ADR	15,769	1,908,207
Roche Holding AG	5,891	1,922,938
Swiss Re AG	25,833	4,468,774
		15,120,128
Taiwan–1.50%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	61,204	13,862,094
		13,862,094
Thailand–0.09%
†Sea Ltd. ADR	5,282	844,803
		844,803
United Kingdom–8.91%
†ARM Holdings PLC ADR	707	114,350
AstraZeneca PLC	58,646	8,161,713
Barratt Redrow PLC	1,012,666	6,341,304
BP PLC	307,620	1,532,652
BP PLC ADR	386,919	11,580,486
British American Tobacco PLC	27,996	1,331,107
CNH Industrial NV	559,736	7,254,179
GSK PLC	44,813	854,425
Haleon PLC	290,703	1,494,105
National Grid PLC	78,027	1,145,332
nVent Electric PLC	58,002	4,248,646
Reckitt Benckiser Group PLC	24,130	1,643,903
Rio Tinto PLC	23,668	1,377,574
Shell PLC	299,857	10,461,866
SSE PLC	271,607	6,839,095
Standard Chartered PLC	616,539	10,202,814
TechnipFMC PLC	3,539	121,883
Unilever PLC	127,773	7,797,500
		82,502,934
United States–58.28%
Abbott Laboratories	42,807	5,822,180
AbbVie, Inc.	20,109	3,732,633
†Adobe, Inc.	3,475	1,344,408
†Affirm Holdings, Inc.	350	24,199
Air Products & Chemicals, Inc.	10,877	3,067,967
Allstate Corp.	40,232	8,099,104
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Alnylam Pharmaceuticals, Inc.	353	$115,110
Alphabet, Inc. Class A	105,300	18,557,019
†Amazon.com, Inc.	35,295	7,743,370
American Tower Corp.	6,956	1,537,415
Amphenol Corp. Class A	5,679	560,801
Analog Devices, Inc.	24,928	5,933,363
Apple, Inc.	46,392	9,518,247
Applied Materials, Inc.	9,348	1,711,338
†AppLovin Corp. Class A	3,882	1,359,011
Aramark	149,807	6,272,419
ARES Management Corp. Class A	19,806	3,430,399
†Arista Networks, Inc.	4,961	507,560
AT&T, Inc.	514,297	14,883,755
†Aurora Innovation, Inc.	5,363	28,102
†Axon Enterprise, Inc.	3,269	2,706,536
Baker Hughes Co.	3,544	135,877
Bank of America Corp.	30,784	1,456,699
Becton Dickinson & Co.	13,982	2,408,399
Blackrock, Inc.	1,382	1,450,063
Booking Holdings, Inc.	177	1,024,695
†Boston Scientific Corp.	3,189	342,530
Broadcom, Inc.	59,352	16,360,379
†Cadence Design Systems, Inc.	5,303	1,634,119
Capital One Financial Corp.	7,465	1,588,253
†Caris Life Sciences, Inc.	722	19,292
Carlisle Cos., Inc.	8,777	3,277,332
†Carvana Co.	809	272,601
Casey's General Stores, Inc.	4,779	2,438,580
Charles Schwab Corp.	161,723	14,755,607
†Charter Communications, Inc. Class A	5,595	2,287,292
Chevron Corp.	21,210	3,037,060
†Chime Financial, Inc. Class A	1,171	40,411
Cintas Corp.	19,499	4,345,742
†Circle Internet Group, Inc.	400	72,516
†Cloudflare, Inc. Class A	7,431	1,455,213
Colgate-Palmolive Co.	22,136	2,012,162
†Corcept Therapeutics, Inc.	839	61,583
CRH PLC	92,088	8,500,615
†Crowdstrike Holdings, Inc. Class A	886	451,249
Crown Holdings, Inc.	73,527	7,571,810
CVS Health Corp.	23,414	1,615,098
Danaher Corp.	15,331	3,028,486
Delta Air Lines, Inc.	130,745	6,430,039
†DoorDash, Inc. Class A	4,252	1,048,161
†Doximity, Inc. Class A	7,088	434,778
Dr. Horton, Inc.	10,876	1,402,134
†Duolingo, Inc.	525	215,260
LVIP Franklin Templeton Global Equity Managed Volatility Fund-2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Ecolab, Inc.	12,554	$3,382,550
Elevance Health, Inc.	4,424	1,720,759
Eli Lilly & Co.	6,470	5,043,559
EOG Resources, Inc.	14,082	1,684,348
Erie Indemnity Co. Class A	5,764	1,998,898
Exxon Mobil Corp.	20,560	2,216,368
†Fair Isaac Corp.	90	164,516
Ferguson Enterprises, Inc.	42,206	9,190,356
Fidelity National Information Services, Inc.	121,884	9,922,576
†Fiserv, Inc.	11,050	1,905,130
†Fortinet, Inc.	3,898	412,097
Freeport-McMoRan, Inc.	166,125	7,201,519
GE Vernova, Inc.	354	187,319
General Dynamics Corp.	13,739	4,007,117
Global Payments, Inc.	18,081	1,447,203
†Guardant Health, Inc.	4,375	227,675
†Guidewire Software, Inc.	1,063	250,283
HCA Healthcare, Inc.	22,458	8,603,660
†HealthEquity, Inc.	707	74,065
Hess Corp.	3,016	417,837
†Hinge Health, Inc. Class A	2,282	118,093
Honeywell International, Inc.	19,893	4,632,682
†HubSpot, Inc.	883	491,504
†ICON PLC	33,100	4,814,395
†IDEXX Laboratories, Inc.	177	94,932
†Insmed, Inc.	1,415	142,406
Intercontinental Exchange, Inc.	29,243	5,365,213
International Paper Co.	29,708	1,391,226
Intuit, Inc.	885	697,053
†Intuitive Surgical, Inc.	3,534	1,920,411
Johnson & Johnson	27,006	4,125,166
Johnson Controls International PLC	60,389	6,378,286
JPMorgan Chase & Co.	31,724	9,197,105
†Karman Holdings, Inc.	2,835	142,799
Kellanova	7,864	625,424
Kenvue, Inc.	453,443	9,490,562
†Kestra Medical Technologies Ltd.	1,264	20,957
KeyCorp	540,947	9,423,297
KLA Corp.	708	634,184
†Klaviyo, Inc. Class A	3,544	119,008
†Kratos Defense & Security Solutions, Inc.	7,947	369,138
Lam Research Corp.	7,087	689,849
†Life360, Inc.	1,184	77,256
†Ligand Pharmaceuticals, Inc.	566	64,343
Linde PLC	16,220	7,610,100
Lowe's Cos., Inc.	19,129	4,244,151
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Marsh & McLennan Cos., Inc.	11,556	$2,526,604
Mastercard, Inc. Class A	6,010	3,377,259
McCormick & Co., Inc.	26,062	1,976,021
McDonald's Corp.	17,369	5,074,701
Merck & Co., Inc.	21,997	1,741,283
Meta Platforms, Inc. Class A	7,941	5,861,173
Micron Technology, Inc.	59,782	7,368,131
Microsoft Corp.	67,487	33,568,709
†Monday.com Ltd.	1,240	389,955
Mondelez International, Inc. Class A	21,887	1,476,059
Monolithic Power Systems, Inc.	885	647,271
Moody's Corp.	176	88,280
Morgan Stanley	38,618	5,439,731
Nasdaq, Inc.	61,995	5,543,593
†Natera, Inc.	5,303	895,889
†Netflix, Inc.	1,415	1,894,869
NextEra Energy, Inc.	42,702	2,964,373
NIKE, Inc. Class B	16,496	1,171,876
NVIDIA Corp.	67,099	10,600,971
†Oceaneering International, Inc.	3,539	73,328
Oracle Corp.	35,294	7,716,327
†Palantir Technologies, Inc. Class A	4,252	579,633
†Palo Alto Networks, Inc.	7,070	1,446,805
Parker-Hannifin Corp.	4,245	2,965,005
PepsiCo, Inc.	23,179	3,060,555
PNC Financial Services Group, Inc.	40,967	7,637,068
Procter & Gamble Co.	30,040	4,785,973
Quanta Services, Inc.	354	133,840
†Reddit, Inc. Class A	530	79,802
†Robinhood Markets, Inc. Class A	4,356	407,852
†ROBLOX Corp. Class A	5,292	556,718
†Rocket Lab Corp.	2,402	85,920
†Root, Inc. Class A	695	88,939
Roper Technologies, Inc.	12,016	6,811,149
Ross Stores, Inc.	25,432	3,244,615
RTX Corp.	37,402	5,461,440
Salesforce, Inc.	356	97,078
Schlumberger NV	43,538	1,471,584
†ServiceNow, Inc.	2,827	2,906,382
†ServiceTitan, Inc. Class A	2,796	299,675
Sherwin-Williams Co.	6,124	2,102,737
†Snowflake, Inc. Class A	178	39,831
STERIS PLC	10,146	2,437,272
Stryker Corp.	18,930	7,489,276
†Synopsys, Inc.	2,651	1,359,115
Target Corp.	10,331	1,019,153
†Tempus AI, Inc.	1,913	121,552
LVIP Franklin Templeton Global Equity Managed Volatility Fund-3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Tesla, Inc.	7,069	$2,245,539
Texas Instruments, Inc.	35,232	7,314,868
T-Mobile U.S., Inc.	26,266	6,258,137
†Toast, Inc. Class A	4,252	188,321
Tractor Supply Co.	24,948	1,316,506
Tradeweb Markets, Inc. Class A	7,086	1,037,390
†Tyler Technologies, Inc.	708	419,731
†Uber Technologies, Inc.	3,544	330,655
UnitedHealth Group, Inc.	1,703	531,285
†Veeva Systems, Inc. Class A	1,239	356,807
Verisk Analytics, Inc.	708	220,542
†Vertex Pharmaceuticals, Inc.	353	157,156
Visa, Inc. Class A	28,786	10,220,469
Walmart, Inc.	71,543	6,995,475
Walt Disney Co.	11,330	1,405,033
Wells Fargo & Co.	136,173	10,910,181
West Pharmaceutical Services, Inc.	8,125	1,777,750
WW Grainger, Inc.	3,802	3,954,992
Zimmer Biomet Holdings, Inc.	62,039	5,658,577
		539,451,132
Uruguay–0.20%
†MercadoLibre, Inc.	708	1,850,450
		1,850,450
Total Common Stock (Cost $551,999,407)		869,040,604
ΔWARRANT–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BOND–0.02%
United States–0.02%
Michaels Cos., Inc. 7.88% 5/1/29	350,000	229,250
Total Corporate Bond (Cost $226,083)		229,250
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS–0.22%
United States–0.22%
•CoreLogic, Inc. 7.94% (1 mo. USD Term SOFR + 3.50%) 6/2/28	418,113	$413,280
•Michaels Cos., Inc. 8.81% (3 mo. USD Term SOFR + 4.25%) 4/17/28	741,034	619,534
•Neptune Bidco U.S., Inc.
9.08% (3 mo. USD Term SOFR + 4.75%) 4/11/29	497,056	467,054
9.33% (3 mo. USD Term SOFR + 5.00%) 4/11/29	566,474	534,406
Total Loan Agreements (Cost $2,039,748)		2,034,274

	Number of Shares
MONEY MARKET FUND–5.58%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	51,641,743	51,641,743
Total Money Market Fund (Cost $51,641,743)		51,641,743

	Principal Amount°
SHORT-TERM INVESTMENTS–0.09%
U.S. TREASURY OBLIGATIONS–0.09%
*≠U.S. Treasury Bills
% 8/21/25	300,000	298,165
% 10/9/25	200,000	197,676
0.01% 7/24/25	300,000	299,201
		795,042
Total Short-Term Investments (Cost $795,220)		795,042

TOTAL INVESTMENTS–99.80% (Cost $606,702,201)	923,740,913
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,886,855
NET ASSETS APPLICABLE TO 20,174,320 SHARES OUTSTANDING–100.00%	$925,627,768
LVIP Franklin Templeton Global Equity Managed Volatility Fund-4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($90,741,176 / 1,975,237 Shares)	$45.939
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($834,886,592 / 18,199,083 Shares)	$45.875
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$483,569,181
Distributable earnings/(accumulated loss)	442,058,587
TOTAL NET ASSETS	$925,627,768

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Fully or partially pledged as collateral for derivatives.
≠The rate shown is the effective yield at the time of purchase.

★Includes $2,656,880 cash collateral held at broker for futures contracts, $14 payable for securities purchased, $1,834,046 payable for fund shares redeemed, $49,342 other accrued expenses payable, $667,313 due to manager and affiliates, $767,577 variation margin due to broker on futures contracts, $16,187 payable for audit fee and $40,634 payable for fund accounting fee as of June 30, 2025.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(5,481,354)	USD	5,726,694	7/14/25	$—	$(736,421)
BOA	EUR	2,541,800	USD	(2,915,576)	7/14/25	81,482	—
BOA	GBP	56,186	USD	(75,070)	7/21/25	2,062	—
HSBC	EUR	2,304,406	USD	(2,656,719)	7/14/25	60,428	—
UBS	EUR	(407,704)	USD	436,977	7/14/25	—	(43,750)
UBS	EUR	1,042,854	USD	(1,172,406)	7/14/25	57,232	—
UBS	GBP	(56,186)	USD	74,570	7/21/25	—	(2,561)
Total Foreign Currency Exchange Contracts						$201,204	$(782,732)
LVIP Franklin Templeton Global Equity Managed Volatility Fund-5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
25	CME British Pound Currency Futures	$2,144,531	$2,123,890	9/15/25	$20,641	$—
24	CME Euro Foreign Exchange Currency Futures	3,550,800	3,493,624	9/15/25	57,176	—
29	CME Japanese Yen Currency Futures	2,535,506	2,531,165	9/15/25	4,341	—
					82,158	—
Equity Contracts:
63	CME E-mini S&P 500 Index Futures	19,699,312	19,323,344	9/19/25	375,968	—
19	CME E-mini S&P MidCap 400 Index Futures	5,938,450	5,874,471	9/19/25	63,979	—
57	Eurex EURO STOXX 50 Futures	3,576,718	3,581,718	9/19/25	—	(5,000)
18	FTSE 100 Index Futures	2,171,683	2,182,103	9/19/25	—	(10,420)
9	OSE Nikkei 225 Index Futures	2,531,787	2,432,301	9/11/25	99,486	—
					539,433	(15,420)
Total Futures Contracts					$621,591	$(15,420)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CME–Chicago Mercantile Exchange
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$10,611,758
Interest	1,427,906
Foreign taxes withheld	(700,474)
11,339,190
EXPENSES:
Management fees	2,947,420
Distribution fees-Service Class	1,024,798
Shareholder servicing fees	131,673
Accounting and administration expenses	101,949
Custodian fees	41,372
Professional fees	30,522
Trustees’ fees and expenses	13,861
Reports and statements to shareholders	13,127
Consulting fees	11,181
Pricing fees	6,950
Other	16,033
4,338,886
Less:
Management fees waived	(45,404)
Total operating expenses	4,293,482
NET INVESTMENT INCOME	7,045,708
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	68,143,027
Foreign currencies	(83,514)
Foreign currency exchange contracts	193,250
Futures contracts	(43,401,982)
Net realized gain	24,850,781
Net change in unrealized appreciation (depreciation) of:
Investments	963,782
Foreign currencies	110,084
Foreign currency exchange contracts	(942,234)
Futures contracts	2,468,087
Net change in unrealized appreciation (depreciation)	2,599,719
NET REALIZED AND UNREALIZED GAIN	27,450,500
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,496,208
See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,045,708	$11,921,873
Net realized gain	24,850,781	101,621,606
Net change in unrealized appreciation (depreciation)	2,599,719	699,702
Net increase in net assets resulting from operations	34,496,208	114,243,181
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,141,975)
Service Class	—	(46,949,065)
	—	(52,091,040)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,449,355	6,329,622
Service Class	14,073,851	21,765,740
Reinvestment of dividends and distributions:
Standard Class	—	5,141,975
Service Class	—	46,949,065
	18,523,206	80,186,402
Cost of shares redeemed:
Standard Class	(7,895,417)	(13,429,796)
Service Class	(60,212,410)	(159,357,378)
	(68,107,827)	(172,787,174)
Decrease in net assets derived from capital share transactions	(49,584,621)	(92,600,772)
NET DECREASE IN NET ASSETS	(15,088,413)	(30,448,631)
NET ASSETS:
Beginning of period	940,716,181	971,164,812
End of period	$925,627,768	$940,716,181
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$44.219	$41.594	$37.707	$45.868	$39.545	$35.448
Income (loss) from investment operations:
Net investment income[3]	0.391	0.648	0.628	0.501	0.385	0.431
Net realized and unrealized gain (loss)	1.329	4.570	5.769	(6.164)	6.464	4.052
Total from investment operations	1.720	5.218	6.397	(5.663)	6.849	4.483
Less dividends and distributions from:
Net investment income	—	(0.710)	(0.657)	(0.624)	(0.526)	(0.386)
Net realized gain	—	(1.883)	(1.853)	(1.874)	—	—
Total dividends and distributions	—	(2.593)	(2.510)	(2.498)	(0.526)	(0.386)
Net asset value, end of period	$45.939	$44.219	$41.594	$37.707	$45.868	$39.545
Total return[4]	3.89%	12.54%	17.24%	(12.06% )	17.32%	12.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,741	$90,756	$87,204	$78,905	$98,213	$90,558
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.72%	0.74%
Ratio of net investment income to average net assets	1.78%	1.44%	1.56%	1.24%	0.88%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77%	1.43%	1.55%	1.23%	0.87%	1.24%
Portfolio turnover	21%	27%	20%	29%	27%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$44.212	$41.586	$37.705	$45.861	$39.540	$35.451
Income (loss) from investment operations:
Net investment income[3]	0.336	0.535	0.526	0.399	0.275	0.344
Net realized and unrealized gain (loss)	1.327	4.567	5.761	(6.159)	6.457	4.041
Total from investment operations	1.663	5.102	6.287	(5.760)	6.732	4.385
Less dividends and distributions from:
Net investment income	—	(0.593)	(0.553)	(0.522)	(0.411)	(0.296)
Net realized gain	—	(1.883)	(1.853)	(1.874)	—	—
Total dividends and distributions	—	(2.476)	(2.406)	(2.396)	(0.411)	(0.296)
Net asset value, end of period	$45.875	$44.212	$41.586	$37.705	$45.861	$39.540
Total return[4]	3.76%	12.26%	16.95%	(12.28% )	17.03%	12.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$834,887	$849,960	$883,961	$859,170	$1,071,692	$1,024,444
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.97%	0.99%
Ratio of net investment income to average net assets	1.53%	1.19%	1.31%	0.99%	0.63%	1.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52%	1.18%	1.30%	0.98%	0.62%	0.99%
Portfolio turnover	21%	27%	20%	29%	27%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Franklin Templeton Global Equity Managed Volatility Fund is $26,620 and $26,634 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,009 for the six months ended June 30, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$38,975
Legal	5,940
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,472 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$476,650
Distribution fees payable to LFD	168,113
Printing and mailing fees payable to Lincoln Life	939
Shareholder servicing fees payable to Lincoln Life	21,611
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$177,701,372
Sales	251,440,649
LVIP Franklin Templeton Global Equity Managed Volatility Fund-12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$606,702,201
Aggregate unrealized appreciation of investments and derivatives	$325,053,846
Aggregate unrealized depreciation of investments and derivatives	(7,990,491)
Net unrealized appreciation of investments and derivatives	$317,063,355
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$331,603	$—	$331,603
Canada	19,166,111	—	—	19,166,111
China	—	1,555,117	—	1,555,117
Denmark	228,350	8,887,077	—	9,115,427
France	—	39,299,702	—	39,299,702
Germany	—	33,192,776	—	33,192,776
Hong Kong	—	7,879,245	—	7,879,245
India	5,355,226	—	—	5,355,226
Ireland	17,276,149	6,207,904	—	23,484,053
Japan	—	31,096,375	—	31,096,375
Netherlands	567,384	16,167,517	—	16,734,901
Norway	—	5,264,748	—	5,264,748
Portugal	—	5,449,540	—	5,449,540
Republic of Korea	—	8,178,281	—	8,178,281
Singapore	—	1,577,402	—	1,577,402
Sweden	543,277	7,185,279	—	7,728,556
Switzerland	1,908,207	13,211,921	—	15,120,128
Taiwan	13,862,094	—	—	13,862,094
Thailand	844,803	—	—	844,803
United Kingdom	23,319,544	59,183,390	—	82,502,934
United States	530,950,517	8,500,615	—	539,451,132
Uruguay	1,850,450	—	—	1,850,450
Warrant	—	—	— *	—
Corporate Bond	—	229,250	—	229,250
Loan Agreements	—	2,034,274	—	2,034,274
Money Market Fund	51,641,743	—	—	51,641,743
Short-Term Investment	—	795,042	—	795,042
Total Investments	$667,513,855	$256,227,058	$—	$923,740,913
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$201,204	$—	$201,204
Futures Contracts	$621,591	$—	$—	$621,591
Liabilities:
Foreign Currency Exchange Contracts	$—	$(782,732)	$—	$(782,732)
Futures Contracts	$(15,420)	$—	$—	$(15,420)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	99,526	140,643
Service Class	324,187	482,189
Shares reinvested:
Standard Class	—	114,816
Service Class	—	1,048,808
	423,713	1,786,456
Shares redeemed:
Standard Class	(176,715)	(299,590)
Service Class	(1,349,833)	(3,562,624)
	(1,526,548)	(3,862,214)
Net decrease	(1,102,835)	(2,075,758)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP Franklin Templeton Global Equity Managed Volatility Fund-15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$201,204	Receivables and other assets net of liabilities	$(782,732)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	539,433	Receivables and other assets net of liabilities	(15,420)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	82,158	Receivables and other assets net of liabilities	—
Total		$822,795		$(798,152)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$193,250	$(942,234)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(42,034,155)	2,125,521
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,367,827)	342,566
Total		$(43,208,732)	$1,525,853
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$3,466,066	$7,925,190
Futures contracts (average notional value)	39,890,930	44,251,774
At June 30, 2025, the Fund posted securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Bank of America N.A.	$608,000
Total	$608,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs
LVIP Franklin Templeton Global Equity Managed Volatility Fund-16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$83,544	$(736,421)	$(652,877)
Hong Kong Shanghai Bank	60,428	—	60,428
UBS AG	57,232	(46,311)	10,921
Total	$201,204	$(782,732)	$(581,528)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(652,877)	$—	$—	$608,000	$—	$(44,877)
Hong Kong Shanghai Bank	60,428	—	—	—	—	60,428
UBS AG	10,921	—	—	—	—	10,921
Total	$(581,528)	$—	$—	$608,000	$—	$26,472

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-18

LVIP Franklin Templeton Multi-Factor Funds
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Franklin Templeton Multi-Factor Funds

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.58%
Australia–5.12%
Aristocrat Leisure Ltd.	107,270	$4,595,958
BHP Group Ltd.	578,748	13,923,285
BlueScope Steel Ltd.	60,095	915,760
Brambles Ltd.	86,004	1,328,228
Cochlear Ltd.	4,953	979,585
Coles Group Ltd.	152,287	2,088,178
Commonwealth Bank of Australia	22,894	2,786,389
Computershare Ltd.	37,970	996,108
CSL Ltd.	22,012	3,477,028
Fortescue Ltd.	561,568	5,645,011
Goodman Group	46,690	1,052,608
Pro Medicus Ltd.	15,054	2,817,125
Qantas Airways Ltd.	277,621	1,961,274
REA Group Ltd.	10,597	1,678,128
Wesfarmers Ltd.	36,308	2,026,253
		46,270,918
Austria–0.58%
Erste Group Bank AG	16,911	1,439,554
OMV AG	53,012	2,882,854
Verbund AG	11,571	888,959
		5,211,367
Belgium–0.57%
Ageas SA	61,555	4,164,049
Anheuser-Busch InBev SA	14,605	1,004,830
		5,168,879
China–0.23%
Yangzijiang Shipbuilding Holdings Ltd.	1,198,400	2,091,327
		2,091,327
Denmark–2.68%
AP Moller - Maersk AS Class A	496	915,100
†Genmab AS	22,643	4,702,235
Novo Nordisk AS Class B	176,641	12,240,163
Pandora AS	24,839	4,376,513
Rockwool AS Class B	42,304	1,982,884
		24,216,895
Finland–0.65%
Kone OYJ Class B	39,364	2,593,330
Orion OYJ Class B	27,574	2,074,489
Wartsila OYJ Abp	49,837	1,177,865
		5,845,684
France–9.66%
Air Liquide SA	26,104	5,382,672
AXA SA	24,123	1,184,561
BNP Paribas SA	81,075	7,272,565
Bouygues SA	63,955	2,892,346
Carrefour SA	59,960	845,810
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Cie de Saint-Gobain SA	73,416	$8,624,561
Credit Agricole SA	180,477	3,414,316
Eiffage SA	7,467	1,049,213
Engie SA	188,562	4,431,734
EssilorLuxottica SA	7,126	1,956,748
Hermes International SCA	2,350	6,370,534
Ipsen SA	17,231	2,052,520
Klepierre SA	84,604	3,345,182
L'Oreal SA	22,513	9,643,528
LVMH Moet Hennessy Louis Vuitton SE	12,111	6,338,656
Orange SA	250,959	3,821,650
Publicis Groupe SA	9,082	1,025,765
Safran SA	3,127	1,019,791
Sanofi SA	45,211	4,377,047
Schneider Electric SE	13,115	3,521,180
Societe Generale SA	48,016	2,746,717
Teleperformance SE	19,456	1,889,710
TotalEnergies SE	66,392	4,058,057
		87,264,863
Germany–9.88%
adidas AG	6,545	1,527,799
Allianz SE	31,944	12,963,942
Bayer AG	77,745	2,342,247
CTS Eventim AG & Co. KGaA	6,970	866,724
Deutsche Bank AG	347,608	10,304,989
Deutsche Boerse AG	11,992	3,917,661
Deutsche Post AG	95,283	4,413,496
Deutsche Telekom AG	136,801	5,007,409
Evonik Industries AG	38,696	799,404
Fresenius Medical Care AG	16,976	975,359
GEA Group AG	23,910	1,676,094
Hannover Rueck SE	2,915	918,556
Heidelberg Materials AG	18,119	4,266,965
Henkel AG & Co. KGaA	11,961	867,475
Infineon Technologies AG	22,390	955,427
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,399	1,557,754
Rheinmetall AG	2,325	4,923,648
RWE AG	169,548	7,085,108
SAP SE	51,862	15,858,342
Siemens AG	18,493	4,750,081
†Siemens Energy AG	13,118	1,533,244
Volkswagen AG	8,211	888,105
†Zalando SE	24,112	795,632
		89,195,461
Hong Kong–2.20%
AIA Group Ltd.	516,000	4,674,155
CK Asset Holdings Ltd.	396,500	1,752,063
LVIP Franklin Templeton Multi-Factor Funds-1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
CK Hutchison Holdings Ltd.	568,514	$3,500,727
Hong Kong Exchanges & Clearing Ltd.	55,400	2,979,774
SITC International Holdings Co. Ltd.	314,000	1,006,006
Sun Hung Kai Properties Ltd.	116,000	1,336,673
Techtronic Industries Co. Ltd.	74,000	816,514
WH Group Ltd.	3,927,365	3,785,163
		19,851,075
Ireland–0.59%
AerCap Holdings NV	34,154	3,996,018
AIB Group PLC	164,809	1,360,144
		5,356,162
Israel–1.45%
Bank Hapoalim BM	54,605	1,048,856
Bank Leumi Le-Israel BM	306,100	5,695,155
†Check Point Software Technologies Ltd.	14,940	3,305,475
ICL Group Ltd.	127,999	878,748
†Nice Ltd.	8,362	1,417,468
†Wix.com Ltd.	4,734	750,149
		13,095,851
Italy–3.22%
Banco BPM SpA	351,465	4,102,486
Enel SpA	118,758	1,127,098
Ferrari NV	6,173	3,024,220
Generali	109,502	3,895,152
Intesa Sanpaolo SpA	848,335	4,886,759
Poste Italiane SpA	212,343	4,562,372
Prysmian SpA	23,779	1,683,534
UniCredit SpA	86,204	5,782,854
		29,064,475
Japan–21.31%
Advantest Corp.	62,900	4,662,840
Asahi Group Holdings Ltd.	99,700	1,332,703
Asahi Kasei Corp.	241,900	1,722,028
Asics Corp.	124,400	3,172,245
Bandai Namco Holdings, Inc.	45,900	1,645,020
Central Japan Railway Co.	107,500	2,403,118
Chugai Pharmaceutical Co. Ltd.	17,200	898,146
Daifuku Co. Ltd.	119,900	3,084,539
Dai-ichi Life Holdings, Inc.	201,600	1,532,685
Daiichi Sankyo Co. Ltd.	38,100	882,704
Daiwa House Industry Co. Ltd.	196,800	6,762,595
Disco Corp.	3,700	1,096,100
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuji Electric Co. Ltd.	23,800	$1,096,035
Fujikura Ltd.	20,800	1,094,193
Hitachi Ltd.	169,100	4,914,778
Hoya Corp.	40,800	4,845,493
Hulic Co. Ltd.	178,500	1,800,490
Inpex Corp.	127,000	1,782,720
ITOCHU Corp.	25,217	1,320,488
Japan Post Holdings Co. Ltd.	97,800	905,845
Japan Post Insurance Co. Ltd.	72,500	1,641,418
Kao Corp.	28,500	1,276,959
KDDI Corp.	304,600	5,230,158
Keyence Corp.	2,000	799,656
Komatsu Ltd.	158,800	5,239,374
Konami Group Corp.	22,500	3,557,288
LY Corp.	350,000	1,288,912
Makita Corp.	36,200	1,114,886
Marubeni Corp.	50,400	1,015,975
Mitsubishi Chemical Group Corp.	375,500	1,973,636
Mitsubishi Electric Corp.	218,200	4,693,256
Mitsui & Co. Ltd.	76,300	1,554,991
Mizuho Financial Group, Inc.	65,700	1,823,827
MS&AD Insurance Group Holdings, Inc.	185,300	4,142,493
Murata Manufacturing Co. Ltd.	113,900	1,683,520
NEC Corp.	117,600	3,430,985
Nintendo Co. Ltd.	26,800	2,573,598
Nippon Building Fund, Inc.	931	859,666
Nitto Denko Corp.	195,500	3,775,392
Nomura Holdings, Inc.	644,100	4,244,426
Olympus Corp.	91,000	1,080,927
Oracle Corp. Japan	9,500	1,132,310
ORIX Corp.	301,800	6,810,617
Osaka Gas Co. Ltd.	78,600	2,016,084
Panasonic Holdings Corp.	362,400	3,877,433
Recruit Holdings Co. Ltd.	146,600	8,621,047
Renesas Electronics Corp.	109,900	1,359,620
SCREEN Holdings Co. Ltd.	29,400	2,390,554
Sekisui Chemical Co. Ltd.	50,000	905,534
Shin-Etsu Chemical Co. Ltd.	134,200	4,431,546
Shionogi & Co. Ltd.	341,400	6,145,977
Sompo Holdings, Inc.	137,000	4,128,466
Sony Group Corp.	147,900	3,845,445
Subaru Corp.	216,200	3,748,126
Sumitomo Corp.	198,100	5,112,309
Sumitomo Electric Industries Ltd.	45,900	984,252
Sumitomo Mitsui Financial Group, Inc.	36,400	916,587
LVIP Franklin Templeton Multi-Factor Funds-2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Realty & Development Co. Ltd.	45,800	$1,768,766
Suzuki Motor Corp.	175,300	2,113,457
Sysmex Corp.	57,200	995,692
TDK Corp.	211,500	2,468,744
Terumo Corp.	45,400	833,175
TIS, Inc.	29,700	995,237
Tokio Marine Holdings, Inc.	71,100	3,013,291
Tokyo Electron Ltd.	31,800	6,089,997
Tokyo Gas Co. Ltd.	26,000	864,814
Toray Industries, Inc.	129,600	887,144
Toyota Motor Corp.	232,200	3,999,177
Toyota Tsusho Corp.	274,000	6,206,442
Trend Micro, Inc.	12,400	857,657
Yokogawa Electric Corp.	105,700	2,823,654
Zensho Holdings Co. Ltd.	14,200	859,474
ZOZO, Inc.	117,400	1,268,471
		192,427,207
Luxembourg–0.43%
Eurofins Scientific SE	54,220	3,864,006
		3,864,006
Macau–0.10%
†Sands China Ltd.	436,800	912,882
		912,882
Netherlands–4.23%
†Adyen NV	494	907,249
ASML Holding NV	20,875	16,727,909
Euronext NV	6,447	1,104,642
EXOR NV	39,652	4,002,771
Koninklijke Ahold Delhaize NV	174,668	7,295,260
Koninklijke KPN NV	495,620	2,417,729
Prosus NV	23,795	1,335,054
Stellantis NV	305,077	3,055,693
Wolters Kluwer NV	8,175	1,367,172
		38,213,479
New Zealand–0.17%
Fisher & Paykel Healthcare Corp. Ltd.	70,390	1,546,096
		1,546,096
Norway–1.29%
Aker BP ASA	85,512	2,185,207
DNB Bank ASA	31,691	876,401
Equinor ASA	260,780	6,585,751
Kongsberg Gruppen ASA	26,484	1,026,973
Orkla ASA	91,556	997,181
		11,671,513
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–0.10%
†InPost SA	54,924	$914,029
		914,029
Singapore–1.01%
CapitaLand Ascendas REIT	728,200	1,536,614
DBS Group Holdings Ltd.	54,800	1,934,552
Singapore Exchange Ltd.	401,600	4,702,422
Singapore Technologies Engineering Ltd.	147,300	903,197
		9,076,785
Spain–5.16%
Aena SME SA	253,466	6,765,965
Banco Bilbao Vizcaya Argentaria SA	433,101	6,669,008
Banco Santander SA	373,177	3,090,233
CaixaBank SA	451,258	3,910,067
Endesa SA	140,791	4,459,568
Iberdrola SA	693,657	13,344,597
Industria de Diseno Textil SA	89,110	4,648,580
Repsol SA	250,383	3,662,202
		46,550,220
Sweden–2.01%
Atlas Copco AB Class A	53,532	865,398
Atlas Copco AB Class B	58,256	829,133
†Boliden AB	55,117	1,722,376
Evolution AB	19,832	1,575,118
Nordea Bank Abp	60,382	897,036
SKF AB Class B	39,407	905,191
†Spotify Technology SA	9,977	7,655,751
Tele2 AB Class B	59,772	872,517
Volvo AB Class B	100,565	2,829,659
		18,152,179
Switzerland–9.40%
ABB Ltd.	61,163	3,665,427
Avolta AG	38,973	2,122,902
Cie Financiere Richemont SA Class A	13,494	2,553,507
Coca-Cola HBC AG	101,032	5,278,173
EMS-Chemie Holding AG	1,188	898,132
Geberit AG	7,277	5,730,963
Givaudan SA	180	872,915
Holcim AG	8,050	597,786
Logitech International SA	9,913	898,955
Nestle SA	128,991	12,825,103
Novartis AG	162,408	19,712,611
Partners Group Holding AG	1,053	1,377,668
Roche Holding AG	38,931	12,707,844
Schindler Holding AG	20,291	7,497,326
Sika AG	3,431	933,519
LVIP Franklin Templeton Multi-Factor Funds-3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Sonova Holding AG	6,244	$1,862,119
STMicroelectronics NV	29,649	909,097
VAT Group AG	2,228	944,075
Zurich Insurance Group AG	4,980	3,484,620
		84,872,742
Thailand–0.41%
†Sea Ltd. ADR	23,400	3,742,596
		3,742,596
United Kingdom–15.08%
3i Group PLC	197,658	11,185,899
Associated British Foods PLC	59,338	1,676,555
AstraZeneca PLC	37,881	5,271,866
Auto Trader Group PLC	157,837	1,787,785
BAE Systems PLC	143,982	3,736,745
Barclays PLC	2,412,223	11,146,317
BT Group PLC	1,887,360	5,025,513
Centrica PLC	1,242,620	2,757,090
Compass Group PLC	75,451	2,555,674
GSK PLC	278,123	5,302,820
Halma PLC	24,693	1,085,358
HSBC Holdings PLC (London Shares)	1,424,787	17,234,480
Imperial Brands PLC	142,645	5,635,922
InterContinental Hotels Group PLC	11,862	1,356,243
Intertek Group PLC	20,788	1,354,100
JD Sports Fashion PLC	774,843	944,900
Marks & Spencer Group PLC	225,959	1,099,747
Mondi PLC	54,150	884,838
NatWest Group PLC	1,051,566	7,385,098
Next PLC	30,433	5,197,768
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
RELX PLC	101,248	$5,487,406
Rio Tinto PLC	45,438	2,644,676
Rolls-Royce Holdings PLC	317,688	4,210,206
Sage Group PLC	51,827	890,014
Shell PLC	248,183	8,658,985
Smith & Nephew PLC	275,178	4,214,138
Standard Chartered PLC	107,419	1,777,627
Unilever PLC	240,573	14,681,255
Vodafone Group PLC	902,455	966,034
		136,155,059
United States–0.05%
†Amrize Ltd.	8,050	401,562
		401,562
Total Common Stock (Cost $691,705,293)		881,133,312
ΔPREFERRED STOCK–0.27%
Germany–0.27%
Henkel AG & Co. KGaA 3.06%	31,139	2,447,014
Total Preferred Stock (Cost $2,440,847)		2,447,014

MONEY MARKET FUND–1.54%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	13,860,093	13,860,093
Total Money Market Fund (Cost $13,860,093)		13,860,093

TOTAL INVESTMENTS–99.39% (Cost $708,006,233)	897,440,419
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	5,549,494
NET ASSETS APPLICABLE TO 91,506,619 SHARES OUTSTANDING–100.00%	$902,989,913
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND STANDARD CLASS ($776,525,392 / 78,682,538 Shares)	$9.869
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND SERVICE CLASS ($126,464,521 / 12,824,081 Shares)	$9.861
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$712,636,986
Distributable earnings/(accumulated loss)	190,352,927
TOTAL NET ASSETS	$902,989,913

LVIP Franklin Templeton Multi-Factor Funds-4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $531,815 cash collateral held at broker for futures contracts, $14,001 variation margin due from broker on futures contracts, $550 payable for securities purchased, $1,145,399 payable for fund shares redeemed, $40,954 other accrued expenses payable, $283,000 due to manager and affiliates, $16,187 payable for audit fee and $22,017 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
111	ICE U.S. mini MSCI EAFE Index Futures	$14,883,435	$14,685,837	9/19/25	$197,598	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.16%
Brazil–2.86%
Ambev SA	142,600	$348,816
B3 SA - Brasil Bolsa Balcao	173,100	463,248
Banco do Brasil SA	496,600	2,026,398
BB Seguridade Participacoes SA	212,500	1,402,951
BRF SA	151,800	563,826
Caixa Seguridade Participacoes SA	38,000	102,674
CPFL Energia SA	69,000	516,887
Rede D'Or Sao Luiz SA	238,400	1,552,885
TOTVS SA	163,600	1,274,027
Vale SA	341,500	3,312,483
WEG SA	450,782	3,546,120
		15,110,315
Chile–0.45%
Banco de Chile	7,133,411	1,078,865
Cencosud SA	382,517	1,301,574
		2,380,439
China–26.45%
AAC Technologies Holdings, Inc.	39,500	205,512
Agricultural Bank of China Ltd. Class A	1,498,200	1,229,659
Alibaba Group Holding Ltd.	852,700	12,070,770
Aluminum Corp. of China Ltd. Class H	880,000	594,962
Anhui Gujing Distillery Co. Ltd. Class B	36,000	481,792
Anker Innovations Technology Co. Ltd. Class A	8,900	141,239
ANTA Sports Products Ltd.	299,800	3,627,512
Avary Holding Shenzhen Co. Ltd. Class A	23,900	106,976
Bank of Beijing Co. Ltd. Class A	128,800	122,794
Bank of China Ltd. Class A	662,700	519,892
Bank of Shanghai Co. Ltd. Class A	267,100	395,538
†Beijing Kingsoft Office Software, Inc. Class A	3,247	126,968
Beijing New Building Materials PLC Class A	32,000	118,309
†Beijing-Shanghai High Speed Railway Co. Ltd. Class A	882,400	708,547
BYD Co. Ltd. Class A	28,300	1,311,804
BYD Co. Ltd. Class H	361,500	5,628,563
China CITIC Bank Corp. Ltd. Class H	1,367,000	1,303,271
China Coal Energy Co. Ltd. Class H	511,000	591,585
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Communications Services Corp. Ltd. Class H	740,000	$401,710
China Construction Bank Corp. Class H	7,980,000	8,075,332
China Everbright Bank Co. Ltd. Class A	872,400	505,454
China Feihe Ltd.	915,000	667,440
China Galaxy Securities Co. Ltd. Class H	1,036,500	1,171,070
China Hongqiao Group Ltd.	100,000	230,260
China Merchants Bank Co. Ltd. Class A	52,200	334,911
China Merchants Securities Co. Ltd. Class A	43,500	106,812
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	101,300	124,027
China National Chemical Engineering Co. Ltd. Class A	110,900	118,764
China Overseas Land & Investment Ltd.	532,500	928,251
China Resources Land Ltd.	230,000	783,100
China Resources Mixc Lifestyle Services Ltd.	186,200	904,641
China Resources Power Holdings Co. Ltd.	232,000	560,564
China Tower Corp. Ltd. Class H	915,300	1,312,249
China Yangtze Power Co. Ltd. Class A	439,700	1,849,645
Chongqing Rural Commercial Bank Co. Ltd. Class A	166,900	166,334
CITIC Securities Co. Ltd. Class A	211,575	815,905
Contemporary Amperex Technology Co. Ltd. Class A	18,540	653,578
COSCO SHIPPING Holdings Co. Ltd. Class H	88,000	153,201
CRRC Corp. Ltd. Class A	451,600	443,997
CSPC Pharmaceutical Group Ltd.	416,000	409,203
Eastroc Beverage Group Co. Ltd. Class A	7,610	333,585
ENN Natural Gas Co. Ltd. Class A	48,300	127,400
Focus Media Information Technology Co. Ltd. Class A	108,900	111,001
Fuyao Glass Industry Group Co. Ltd. Class A	12,900	102,616
LVIP Franklin Templeton Multi-Factor Funds-6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GF Securities Co. Ltd. Class A	104,900	$246,194
Giant Biogene Holding Co. Ltd.	89,400	659,717
†Great Wall Motor Co. Ltd. Class H	708,500	1,093,967
Gree Electric Appliances, Inc. of Zhuhai Class A	52,800	331,145
Guangdong Haid Group Co. Ltd. Class A	15,300	125,109
Haidilao International Holding Ltd.	457,000	871,301
Hansoh Pharmaceutical Group Co. Ltd.	108,000	410,433
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,400	282,174
Huatai Securities Co. Ltd. Class A	76,600	190,556
Huaxia Bank Co. Ltd. Class A	99,900	110,303
Hygon Information Technology Co. Ltd. Class A	41,766	824,704
Imeik Technology Development Co. Ltd. Class A	4,200	102,504
Industrial & Commercial Bank of China Ltd. Class A	1,130,400	1,197,689
Industrial Bank Co. Ltd. Class A	328,200	1,069,380
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	42,100	116,136
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	118,400	460,969
†Innovent Biologics, Inc.	122,500	1,228,023
JCET Group Co. Ltd. Class A	33,200	156,187
†JD Logistics, Inc.	611,500	1,028,037
JD.com, Inc. Class A	146,350	2,390,232
†Kuaishou Technology	437,900	3,554,691
Kunlun Energy Co. Ltd.	524,000	509,323
Kweichow Moutai Co. Ltd. Class A	500	98,424
Lenovo Group Ltd.	250,000	302,048
Lens Technology Co. Ltd. Class A	32,000	99,728
Li Ning Co. Ltd.	292,000	632,812
Luzhou Laojiao Co. Ltd. Class A	26,400	418,111
†Meituan Class B	293,800	4,726,078
Midea Group Co. Ltd. Class A	62,700	632,014
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
NAURA Technology Group Co. Ltd. Class A	1,700	$104,996
NetEase, Inc.	175,732	4,735,865
New China Life Insurance Co. Ltd. Class H	267,800	1,466,407
Nongfu Spring Co. Ltd. Class H	601,800	3,087,110
PetroChina Co. Ltd. Class H	6,324,000	5,449,876
Poly Developments & Holdings Group Co. Ltd. Class A	136,900	154,768
Pop Mart International Group Ltd.	120,600	4,108,739
Qifu Technology, Inc. ADR	5,600	242,816
Rockchip Electronics Co. Ltd. Class A	7,800	165,650
SAIC Motor Corp. Ltd. Class A	146,000	326,956
Satellite Chemical Co. Ltd. Class A	60,800	147,201
SF Holding Co. Ltd. Class A	60,600	412,660
Shaanxi Coal Industry Co. Ltd. Class A	183,100	491,843
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	15,100	124,827
Shandong Nanshan Aluminum Co. Ltd. Class A	221,300	118,313
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	439,600	342,577
Shanghai Pudong Development Bank Co. Ltd. Class A	471,100	913,021
†Shenergy Co. Ltd. Class A	94,100	112,984
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,100	316,994
Shenzhen Transsion Holdings Co. Ltd. Class A	9,328	103,911
†Sichuan Biokin Pharmaceutical Co. Ltd. Class A	3,603	149,014
Sinotruk Hong Kong Ltd.	172,500	503,889
Tencent Holdings Ltd.	371,800	23,957,159
Tingyi Cayman Islands Holding Corp.	570,000	836,771
Vipshop Holdings Ltd. ADR	96,128	1,446,726
Weichai Power Co. Ltd. Class A	125,100	268,726
Wuliangye Yibin Co. Ltd. Class A	64,400	1,069,134
LVIP Franklin Templeton Multi-Factor Funds-7

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
WuXi AppTec Co. Ltd. Class H	95,100	$956,741
XCMG Construction Machinery Co. Ltd. Class A	219,500	238,118
†Xiaomi Corp. Class B	883,800	6,803,259
Xinyi Solar Holdings Ltd.	1,068,000	339,979
Yum China Holdings, Inc.	48,597	2,172,772
Yutong Bus Co. Ltd. Class A	41,700	144,724
Zhejiang Chint Electrics Co. Ltd. Class A	40,400	127,889
Zhejiang NHU Co. Ltd. Class A	57,900	171,909
Zijin Mining Group Co. Ltd. Class A	280,500	767,452
Zijin Mining Group Co. Ltd. Class H	916,000	2,355,779
ZTE Corp. Class A	26,000	118,145
		139,900,432
Colombia–0.12%
Grupo Cibest SA	49,290	615,635
		615,635
Czech Republic–0.25%
CEZ AS	12,957	761,113
Moneta Money Bank AS	79,941	551,367
		1,312,480
Egypt–0.15%
Commercial International Bank - Egypt (CIB)	418,652	711,509
Eastern Co. SAE	176,806	106,939
		818,448
Greece–0.48%
Hellenic Telecommunications Organization SA	23,444	445,720
National Bank of Greece SA	40,696	518,905
OPAP SA	55,301	1,253,981
Public Power Corp. SA	20,178	329,759
		2,548,365
Hong Kong–0.79%
Bosideng International Holdings Ltd.	194,000	114,978
Geely Automobile Holdings Ltd.	1,686,000	3,441,469
Guangdong Investment Ltd.	714,000	598,283
		4,154,730
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hungary–0.81%
MOL Hungarian Oil & Gas PLC	122,056	$1,063,327
OTP Bank Nyrt	25,109	2,006,963
Richter Gedeon Nyrt	41,642	1,227,456
		4,297,746
India–17.74%
ABB India Ltd.	16,237	1,151,742
†Adani Power Ltd.	172,269	1,175,083
Asian Paints Ltd.	54,108	1,477,644
Astral Ltd.	6,560	115,281
†Aurobindo Pharma Ltd.	74,738	989,514
Bajaj Holdings & Investment Ltd.	5,930	995,023
Bharat Electronics Ltd.	32,350	159,095
Bharti Airtel Ltd.	92,903	2,178,024
Britannia Industries Ltd.	4,095	279,390
BSE Ltd.	9,936	321,445
Cipla Ltd.	48,508	852,161
Coal India Ltd.	494,041	2,259,170
Colgate-Palmolive India Ltd.	40,741	1,143,808
Coromandel International Ltd.	35,307	1,031,993
Divi's Laboratories Ltd.	14,761	1,172,743
Dr. Reddy's Laboratories Ltd.	88,548	1,326,568
Eicher Motors Ltd.	11,373	750,323
GAIL India Ltd.	545,252	1,213,858
Godrej Consumer Products Ltd.	11,588	159,248
Havells India Ltd.	23,206	419,683
HCL Technologies Ltd.	203,408	4,101,107
HDFC Asset Management Co. Ltd.	27,977	1,694,442
HDFC Bank Ltd.	427,045	9,969,561
Hero MotoCorp Ltd.	14,212	702,173
Hindalco Industries Ltd.	355,891	2,879,311
Hindustan Unilever Ltd.	15,245	408,027
ICICI Bank Ltd.	193,097	3,263,290
Indian Hotels Co. Ltd.	235,292	2,086,611
†Indus Towers Ltd.	262,230	1,286,170
Infosys Ltd.	134,773	2,517,920
Larsen & Toubro Ltd.	49,880	2,134,923
Lupin Ltd.	68,389	1,546,626
Marico Ltd.	19,005	160,100
Max Healthcare Institute Ltd.	34,899	519,253
Muthoot Finance Ltd.	36,081	1,104,874
NMDC Ltd.	914,617	747,081
NTPC Ltd.	902,430	3,523,927
Oberoi Realty Ltd.	37,988	844,630
Oracle Financial Services Software Ltd.	4,985	522,511
Page Industries Ltd.	1,838	1,059,006
LVIP Franklin Templeton Multi-Factor Funds-8

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Petronet LNG Ltd.	176,478	$621,401
PI Industries Ltd.	23,055	1,103,244
Pidilite Industries Ltd.	45,580	1,624,392
Polycab India Ltd.	5,797	442,940
Power Finance Corp. Ltd.	422,575	2,108,274
Reliance Industries Ltd.	508,974	8,908,681
Shriram Finance Ltd.	389,265	3,209,919
Solar Industries India Ltd.	8,133	1,669,161
SRF Ltd.	39,962	1,511,210
†Suzlon Energy Ltd.	1,971,880	1,557,910
Tata Consultancy Services Ltd.	109,676	4,428,767
Tata Motors Ltd.	86,637	695,047
Trent Ltd.	30,948	2,243,618
United Spirits Ltd.	7,031	117,095
UPL Ltd.	134,921	1,040,741
Vedanta Ltd.	361,927	1,948,812
Wipro Ltd.	115,995	359,908
		93,834,459
Indonesia–1.16%
Astra International Tbk. PT	6,055,300	1,679,222
Bank Central Asia Tbk. PT	1,967,700	1,051,829
Indofood Sukses Makmur Tbk. PT	1,313,300	657,608
Kalbe Farma Tbk. PT	4,864,800	457,562
Sumber Alfaria Trijaya Tbk. PT	5,738,500	845,188
Telkom Indonesia Persero Tbk. PT	5,146,400	880,454
United Tractors Tbk. PT	446,300	589,599
		6,161,462
Ireland–0.64%
†PDD Holdings, Inc. ADR	32,400	3,390,984
		3,390,984
Kuwait–0.11%
Mabanee Co. KPSC	204,912	586,134
		586,134
Malaysia–0.82%
CIMB Group Holdings Bhd.	354,600	571,919
QL Resources Bhd.	491,700	537,384
RHB Bank Bhd.	378,900	566,878
Telekom Malaysia Bhd.	344,600	536,422
Tenaga Nasional Bhd.	617,300	2,109,583
		4,322,186
Mexico–1.95%
Arca Continental SAB de CV	51,500	545,616
Cemex SAB de CV	3,784,667	2,619,991
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Coca-Cola Femsa SAB de CV	47,800	$463,034
Gruma SAB de CV Class B	48,545	837,252
Grupo Aeroportuario del Centro Norte SAB de CV	86,600	1,139,006
Grupo Aeroportuario del Sureste SAB de CV Class B	36,275	1,157,970
Grupo Financiero Banorte SAB de CV Class O	69,600	638,675
Grupo Mexico SAB de CV	201,600	1,216,723
Kimberly-Clark de Mexico SAB de CV Class A	320,400	587,373
Prologis Property Mexico SA de CV	63,900	240,930
Promotora y Operadora de Infraestructura SAB de CV	56,805	640,689
Qualitas Controladora SAB de CV	23,700	243,625
		10,330,884
Netherlands–0.07%
NEPI Rockcastle NV	51,410	391,882
		391,882
Philippines–0.52%
International Container Terminal Services, Inc.	267,210	1,948,054
Manila Electric Co.	84,750	810,188
		2,758,242
Poland–1.43%
Bank Polska Kasa Opieki SA	50,036	2,577,074
ORLEN SA	159,874	3,643,764
†PGE Polska Grupa Energetyczna SA	97,376	308,257
Powszechny Zaklad Ubezpieczen SA	58,867	1,029,413
		7,558,508
Qatar–0.88%
Ooredoo QPSC	257,876	906,334
Qatar Islamic Bank QPSC	131,192	798,106
Qatar National Bank QPSC	614,492	2,927,866
		4,632,306
Republic of Korea–11.71%
DB Insurance Co. Ltd.	13,742	1,253,992
Hana Financial Group, Inc.	83,632	5,327,190
Hankook Tire & Technology Co. Ltd.	10,515	308,921
HD Hyundai Electric Co. Ltd.	5,462	2,047,633
LVIP Franklin Templeton Multi-Factor Funds-9

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,838	$1,036,417
Hyundai Mobis Co. Ltd.	15,172	3,218,713
KB Financial Group, Inc.	65,984	5,422,319
Kia Corp.	6,715	480,488
Korea Electric Power Corp.	76,679	2,215,809
Korea Investment Holdings Co. Ltd.	2,373	244,878
LG Uplus Corp.	63,884	676,341
Meritz Financial Group, Inc.	24,809	2,063,823
Orion Corp.	5,587	449,549
Posco International Corp.	8,270	303,595
Samsung Electronics Co. Ltd.	303,945	13,440,935
Samsung Life Insurance Co. Ltd.	3,401	320,257
Shinhan Financial Group Co. Ltd.	116,177	5,267,096
SK Hynix, Inc.	47,424	10,218,997
†SK Square Co. Ltd.	27,915	3,752,027
SK Telecom Co. Ltd.	16,035	674,649
Woori Financial Group, Inc.	194,695	3,239,575
		61,963,204
Russia–0.00%
=†πSeverstal PAO	283,840	0
=†πSurgutneftegas PAO	11,590,970	0
		0
Saudi Arabia–3.55%
Ades Holding Co.	42,051	153,582
Al Rajhi Bank	192,467	4,854,566
Arab National Bank	269,430	1,560,223
Arabian Internet & Communications Services Co.	7,471	530,539
Etihad Etisalat Co.	100,923	1,595,716
Makkah Construction & Development Co.	25,614	629,682
Mouwasat Medical Services Co.	22,313	448,955
Nahdi Medical Co.	12,162	414,102
Riyad Bank	452,618	3,467,309
SABIC Agri-Nutrients Co.	68,975	1,972,204
SAL Saudi Logistics Services	2,143	107,279
Saudi Arabian Oil Co.	208,605	1,352,578
Saudi Aramco Base Oil Co.	15,719	428,409
Saudi National Bank	57,584	554,452
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Yanbu National Petrochemical Co.	85,270	$687,012
		18,756,608
South Africa–3.20%
Bid Corp. Ltd.	24,229	639,715
Capitec Bank Holdings Ltd.	17,296	3,458,264
Clicks Group Ltd.	61,873	1,296,611
Discovery Ltd.	162,004	1,969,392
FirstRand Ltd.	118,179	505,196
Gold Fields Ltd.	27,269	645,722
Harmony Gold Mining Co. Ltd.	170,211	2,368,307
Kumba Iron Ore Ltd.	19,785	318,549
MTN Group Ltd.	88,191	702,021
OUTsurance Group Ltd.	253,405	1,121,187
Sanlam Ltd.	44,990	225,334
Shoprite Holdings Ltd.	77,679	1,215,178
Standard Bank Group Ltd.	79,870	1,025,501
Vodacom Group Ltd.	185,722	1,434,058
		16,925,035
Taiwan–16.71%
Accton Technology Corp.	47,000	1,174,706
Asia Cement Corp.	97,000	141,602
Asustek Computer, Inc.	5,000	110,537
Cathay Financial Holding Co. Ltd.	628,000	1,351,797
Compal Electronics, Inc.	1,251,000	1,244,301
Elite Material Co. Ltd.	41,000	1,239,785
eMemory Technology, Inc.	6,000	485,738
Hon Hai Precision Industry Co. Ltd.	1,200,000	6,620,804
International Games System Co. Ltd.	50,000	1,467,787
Largan Precision Co. Ltd.	29,000	2,368,441
MediaTek, Inc.	138,000	5,913,115
Novatek Microelectronics Corp.	161,000	3,002,791
Pegatron Corp.	478,000	1,259,220
†PharmaEssentia Corp.	25,000	468,950
†Pou Chen Corp.	274,000	290,541
Ruentex Development Co. Ltd.	321,000	327,263
Taiwan Semiconductor Manufacturing Co. Ltd.	1,545,322	56,511,416
Uni-President Enterprises Corp.	567,000	1,571,668
Voltronic Power Technology Corp.	21,000	905,845
Yang Ming Marine Transport Corp.	522,000	1,268,947
LVIP Franklin Templeton Multi-Factor Funds-10

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Zhen Ding Technology Holding Ltd.	200,000	$688,276
		88,413,530
Thailand–1.16%
Advanced Info Service PCL	301,600	2,585,057
Bangkok Dusit Medical Services PCL Class F	1,513,600	968,621
Bumrungrad Hospital PCL	138,000	592,758
Charoen Pokphand Foods PCL	1,136,500	804,838
Kasikornbank PCL	87,600	413,787
Krung Thai Bank PCL	832,100	545,828
TMBThanachart Bank PCL NVDR	4,303,800	250,425
		6,161,314
Turkey–0.70%
Aselsan Elektronik Sanayi Ve Ticaret AS	409,667	1,551,361
BIM Birlesik Magazalar AS	9,143	113,605
Turk Hava Yollari AO	165,304	1,177,662
Turkcell Iletisim Hizmetleri AS	361,117	873,495
		3,716,123
United Arab Emirates–1.97%
Abu Dhabi Islamic Bank PJSC	435,404	2,549,191
Dubai Islamic Bank PJSC	868,020	2,143,279
Emaar Development PJSC	299,700	1,103,373
Emaar Properties PJSC	565,347	2,097,233
Emirates NBD Bank PJSC	404,502	2,511,203
		10,404,279
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–0.02%
Anglogold Ashanti PLC	2,548	$116,396
		116,396
United States–0.46%
†BeOne Medicines Ltd.	127,200	2,406,247
		2,406,247
Total Common Stock (Cost $402,565,848)		513,968,373
ΔPREFERRED STOCKS–1.69%
Brazil–1.69%
Gerdau SA 4.00%	268,462	790,597
Itau Unibanco Holding SA 6.77%	572,080	3,882,238
Itausa SA 8.01%	1,718,048	3,462,595
Petroleo Brasileiro SA - Petrobras 10.92%	138,300	798,526
Total Preferred Stocks (Cost $7,619,740)		8,933,956

MONEY MARKET FUND–1.51%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.27%)	7,981,222	7,981,222
Total Money Market Fund (Cost $7,981,222)		7,981,222

TOTAL INVESTMENTS–100.36% (Cost $418,166,810)	530,883,551
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(1,888,393)
NET ASSETS APPLICABLE TO 58,823,659 SHARES OUTSTANDING–100.00%	$528,995,158
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND STANDARD CLASS ($391,536,936 / 43,531,243 Shares)	$8.994
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND SERVICE CLASS ($137,458,222 / 15,292,416 Shares)	$8.989
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$618,611,983
Distributable earnings/(accumulated loss)	(89,616,825)
TOTAL NET ASSETS	$528,995,158

LVIP Franklin Templeton Multi-Factor Funds-11

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PAO	2/4/2022	5,050,556	0
Total		$8,211,866	$0

★Includes $376,635 cash collateral held at broker for futures contracts, $24,093 variation margin due from broker on futures contracts, $42 payable for securities purchased, $820,189 payable for fund shares redeemed, $94,421 other accrued expenses payable, $181,906 due to manager and affiliates, $3,280,298 foreign capital gain taxes payable, $16,187 payable for audit fee and $17,074 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
165	ICE U.S. MSCI Emerging Markets Index Futures	$10,176,375	$9,860,940	9/19/25	$315,435	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
ICE–Intercontinental Exchange
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-12

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.27%
Aerospace & Defense–1.76%
Curtiss-Wright Corp.	3,398	$1,660,093
General Dynamics Corp.	7,649	2,230,907
General Electric Co.	16,080	4,138,831
Howmet Aerospace, Inc.	32,092	5,973,284
Lockheed Martin Corp.	25,839	11,967,074
Northrop Grumman Corp.	3,438	1,718,931
RTX Corp.	13,576	1,982,368
Textron, Inc.	21,971	1,764,052
		31,435,540
Air Freight & Logistics–0.24%
FedEx Corp.	11,580	2,632,250
United Parcel Service, Inc. Class B	16,937	1,709,621
		4,341,871
Automobiles–1.92%
General Motors Co.	131,355	6,463,979
†Tesla, Inc.	87,307	27,733,942
		34,197,921
Banks–2.76%
Bank of America Corp.	120,218	5,688,716
Citigroup, Inc.	73,590	6,263,981
JPMorgan Chase & Co.	94,480	27,390,697
M&T Bank Corp.	9,017	1,749,208
Popular, Inc.	16,202	1,785,622
Wells Fargo & Co.	79,455	6,365,934
		49,244,158
Beverages–0.70%
Coca-Cola Co.	23,662	1,674,086
Coca-Cola Consolidated, Inc.	15,563	1,737,609
Molson Coors Beverage Co. Class B	45,652	2,195,405
†Monster Beverage Corp.	79,323	4,968,793
PepsiCo, Inc.	14,496	1,914,052
		12,489,945
Biotechnology–3.42%
AbbVie, Inc.	100,919	18,732,585
Amgen, Inc.	32,316	9,022,950
†Biogen, Inc.	12,919	1,622,497
†BioMarin Pharmaceutical, Inc.	29,842	1,640,415
†Exelixis, Inc.	86,347	3,805,744
Gilead Sciences, Inc.	186,267	20,651,422
†United Therapeutics Corp.	13,543	3,891,581
†Vertex Pharmaceuticals, Inc.	3,715	1,653,918
		61,021,112
Broadline Retail–3.46%
†Amazon.com, Inc.	281,204	61,693,346
		61,693,346
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.73%
†Builders FirstSource, Inc.	14,857	$1,733,663
Johnson Controls International PLC	32,371	3,419,025
Lennox International, Inc.	2,819	1,615,964
Owens Corning	12,268	1,687,095
Trane Technologies PLC	10,246	4,481,703
		12,937,450
Capital Markets–4.27%
Bank of New York Mellon Corp.	181,601	16,545,667
Charles Schwab Corp.	26,902	2,454,538
CME Group, Inc.	59,179	16,310,916
Goldman Sachs Group, Inc.	13,758	9,737,225
Moody's Corp.	25,190	12,635,052
Morgan Stanley	43,440	6,118,958
Northern Trust Corp.	15,673	1,987,180
S&P Global, Inc.	3,507	1,849,206
SEI Investments Co.	21,909	1,968,743
State Street Corp.	46,435	4,937,898
XP, Inc. Class A	86,636	1,750,047
		76,295,430
Chemicals–1.16%
†Axalta Coating Systems Ltd.	56,675	1,682,681
CF Industries Holdings, Inc.	57,846	5,321,832
Corteva, Inc.	23,570	1,756,672
Eastman Chemical Co.	19,406	1,448,852
Ecolab, Inc.	6,309	1,699,897
Linde PLC	3,633	1,704,531
LyondellBasell Industries NV Class A	26,734	1,546,829
Mosaic Co.	107,970	3,938,745
Sherwin-Williams Co.	4,799	1,647,785
		20,747,824
Commercial Services & Supplies–1.00%
Cintas Corp.	64,489	14,372,663
Republic Services, Inc.	14,147	3,488,792
		17,861,455
Communications Equipment–0.84%
†Arista Networks, Inc.	17,643	1,805,055
Cisco Systems, Inc.	164,667	11,424,597
†F5, Inc.	6,176	1,817,720
		15,047,372
Construction & Engineering–0.22%
EMCOR Group, Inc.	4,172	2,231,561
Valmont Industries, Inc.	5,257	1,716,779
		3,948,340
Construction Materials–0.15%
CRH PLC	28,651	2,630,162
		2,630,162
LVIP Franklin Templeton Multi-Factor Funds-13

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.51%
SLM Corp.	54,041	$1,772,005
Synchrony Financial	111,111	7,415,548
		9,187,553
Consumer Staples Distribution & Retail–2.42%
Albertsons Cos., Inc. Class A	128,580	2,765,756
Costco Wholesale Corp.	7,445	7,370,103
Kroger Co.	219,106	15,716,473
Target Corp.	17,216	1,698,359
Walmart, Inc.	160,044	15,649,102
		43,199,793
Containers & Packaging–0.10%
Crown Holdings, Inc.	16,856	1,735,831
		1,735,831
Diversified Telecommunication Services–1.33%
AT&T, Inc.	495,350	14,335,429
Verizon Communications, Inc.	218,791	9,467,087
		23,802,516
Electric Utilities–1.23%
Edison International	103,361	5,333,428
Entergy Corp.	20,523	1,705,872
Evergy, Inc.	25,163	1,734,485
Exelon Corp.	35,491	1,541,019
NRG Energy, Inc.	62,098	9,971,697
PG&E Corp.	119,534	1,666,304
		21,952,805
Electrical Equipment–0.30%
Eaton Corp. PLC	4,958	1,769,957
Emerson Electric Co.	13,489	1,798,488
GE Vernova, Inc.	3,505	1,854,671
		5,423,116
Electronic Equipment, Instruments & Components–0.22%
†Arrow Electronics, Inc.	13,841	1,763,759
Jabil, Inc.	9,545	2,081,764
		3,845,523
Entertainment–1.95%
Electronic Arts, Inc.	11,200	1,788,640
†Netflix, Inc.	16,486	22,076,897
†Spotify Technology SA	2,432	1,866,171
Walt Disney Co.	73,525	9,117,835
		34,849,543
Financial Services–5.87%
†Berkshire Hathaway, Inc. Class B	84,906	41,244,788
Equitable Holdings, Inc.	71,740	4,024,614
Mastercard, Inc. Class A	34,400	19,330,736
MGIC Investment Corp.	78,692	2,190,785
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†PayPal Holdings, Inc.	46,912	$3,486,500
Visa, Inc. Class A	97,198	34,510,150
		104,787,573
Food Products–0.15%
Ingredion, Inc.	20,161	2,734,235
		2,734,235
Gas Utilities–0.23%
National Fuel Gas Co.	20,310	1,720,460
UGI Corp.	66,143	2,408,928
		4,129,388
Ground Transportation–0.73%
†Lyft, Inc. Class A	110,708	1,744,758
Ryder System, Inc.	12,170	1,935,030
†Uber Technologies, Inc.	47,750	4,455,075
Union Pacific Corp.	21,614	4,972,949
		13,107,812
Health Care Equipment & Supplies–2.25%
Abbott Laboratories	35,753	4,862,765
†Align Technology, Inc.	9,408	1,781,217
†Boston Scientific Corp.	149,755	16,085,184
†IDEXX Laboratories, Inc.	7,744	4,153,417
†Intuitive Surgical, Inc.	11,416	6,203,569
Medtronic PLC	19,317	1,683,863
ResMed, Inc.	13,751	3,547,758
Stryker Corp.	4,511	1,784,687
		40,102,460
Health Care Providers & Services–0.86%
†Centene Corp.	33,063	1,794,660
Cigna Group	5,420	1,791,744
CVS Health Corp.	28,406	1,959,446
Humana, Inc.	6,411	1,567,361
McKesson Corp.	2,339	1,713,972
UnitedHealth Group, Inc.	10,577	3,299,707
Universal Health Services, Inc. Class B	17,649	3,197,116
		15,324,006
Health Care REITs–0.18%
Omega Healthcare Investors, Inc.	43,085	1,579,065
Welltower, Inc.	11,064	1,700,869
		3,279,934
Health Care Technology–0.20%
†Doximity, Inc. Class A	30,015	1,841,120
†Veeva Systems, Inc. Class A	6,058	1,744,583
		3,585,703
Hotels, Restaurants & Leisure–1.71%
Booking Holdings, Inc.	2,979	17,246,146
LVIP Franklin Templeton Multi-Factor Funds-14

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Carnival Corp.	73,742	$2,073,625
†Chipotle Mexican Grill, Inc.	33,589	1,886,022
Domino's Pizza, Inc.	3,713	1,673,078
Expedia Group, Inc.	9,955	1,679,209
McDonald's Corp.	5,866	1,713,869
Royal Caribbean Cruises Ltd.	8,310	2,602,194
Yum! Brands, Inc.	11,304	1,675,027
		30,549,170
Household Durables–0.10%
Garmin Ltd.	8,203	1,712,130
		1,712,130
Household Products–1.22%
Colgate-Palmolive Co.	125,697	11,425,857
Kimberly-Clark Corp.	42,495	5,478,456
Procter & Gamble Co.	30,251	4,819,589
		21,723,902
Independent Power and Renewable Electricity Producers–0.24%
AES Corp.	221,295	2,328,023
Vistra Corp.	9,831	1,905,346
		4,233,369
Industrial Conglomerates–0.12%
3M Co.	13,613	2,072,443
		2,072,443
Industrial REITs–0.25%
First Industrial Realty Trust, Inc.	41,333	1,989,357
Prologis, Inc.	24,208	2,544,745
		4,534,102
Insurance–1.24%
Axis Capital Holdings Ltd.	23,597	2,449,841
Chubb Ltd.	6,984	2,023,405
Globe Life, Inc.	12,924	1,606,324
Hartford Insurance Group, Inc.	13,352	1,693,968
Old Republic International Corp.	43,362	1,666,835
Progressive Corp.	23,116	6,168,736
Travelers Cos., Inc.	7,821	2,092,430
Unum Group	55,870	4,512,061
		22,213,600
Interactive Media & Services–7.31%
Alphabet, Inc. Class A	397,542	70,272,017
Match Group, Inc.	55,751	1,722,149
Meta Platforms, Inc. Class A	79,266	58,505,442
		130,499,608
IT Services–1.35%
Accenture PLC Class A	5,373	1,605,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Cognizant Technology Solutions Corp. Class A	59,479	$4,641,146
International Business Machines Corp.	28,059	8,271,232
†Kyndryl Holdings, Inc.	42,552	1,785,482
VeriSign, Inc.	27,109	7,829,079
		24,132,875
Leisure Products–0.10%
†Mattel, Inc.	92,049	1,815,206
		1,815,206
Life Sciences Tools & Services–1.06%
Agilent Technologies, Inc.	14,375	1,696,394
Danaher Corp.	8,659	1,710,499
†Illumina, Inc.	19,396	1,850,572
†Medpace Holdings, Inc.	6,181	1,939,969
†Mettler-Toledo International, Inc.	6,029	7,082,387
Thermo Fisher Scientific, Inc.	7,028	2,849,573
†Waters Corp.	5,358	1,870,156
		18,999,550
Machinery–0.94%
Allison Transmission Holdings, Inc.	16,861	1,601,627
Caterpillar, Inc.	7,625	2,960,101
Cummins, Inc.	4,754	1,556,935
Deere & Co.	3,394	1,725,815
Illinois Tool Works, Inc.	6,913	1,709,239
†Middleby Corp.	11,880	1,710,720
Oshkosh Corp.	20,406	2,316,897
Snap-on, Inc.	5,355	1,666,369
Toro Co.	22,678	1,602,881
		16,850,584
Media–0.67%
†Charter Communications, Inc. Class A	4,307	1,760,745
Comcast Corp. Class A	176,596	6,302,711
Fox Corp. Class A	70,190	3,933,447
		11,996,903
Metals & Mining–0.81%
Alcoa Corp.	59,228	1,747,818
Newmont Corp.	94,913	5,529,631
Nucor Corp.	14,431	1,869,392
Reliance, Inc.	6,340	1,990,126
Steel Dynamics, Inc.	25,444	3,257,087
		14,394,054
Multi-Utilities–0.38%
Ameren Corp.	17,591	1,689,440
Consolidated Edison, Inc.	17,051	1,711,068
LVIP Franklin Templeton Multi-Factor Funds-15

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
DTE Energy Co.	12,566	$1,664,492
WEC Energy Group, Inc.	16,059	1,673,348
		6,738,348
Oil, Gas & Consumable Fuels–2.33%
APA Corp.	119,290	2,181,814
Cheniere Energy, Inc.	7,273	1,771,121
Chevron Corp.	52,375	7,499,576
ConocoPhillips	20,650	1,853,131
Devon Energy Corp.	198,551	6,315,907
EOG Resources, Inc.	95,690	11,445,481
Exxon Mobil Corp.	81,084	8,740,855
Targa Resources Corp.	10,106	1,759,253
		41,567,138
Passenger Airlines–0.22%
†United Airlines Holdings, Inc.	48,300	3,846,129
		3,846,129
Personal Care Products–0.09%
†BellRing Brands, Inc.	28,437	1,647,355
		1,647,355
Pharmaceuticals–2.01%
Bristol-Myers Squibb Co.	82,723	3,829,248
Eli Lilly & Co.	21,255	16,568,910
Johnson & Johnson	23,604	3,605,511
Merck & Co., Inc.	64,556	5,110,253
Pfizer, Inc.	205,584	4,983,356
Royalty Pharma PLC Class A	48,464	1,746,158
		35,843,436
Professional Services–0.20%
Genpact Ltd.	39,214	1,725,808
Leidos Holdings, Inc.	11,548	1,821,813
		3,547,621
Real Estate Management & Development–0.31%
†CBRE Group, Inc. Class A	12,613	1,767,334
†Jones Lang LaSalle, Inc.	14,539	3,718,785
		5,486,119
Residential REITs–0.19%
AvalonBay Communities, Inc.	8,185	1,665,647
Essex Property Trust, Inc.	5,899	1,671,777
		3,337,424
Retail REITs–0.30%
Simon Property Group, Inc.	32,827	5,277,268
		5,277,268
Semiconductors & Semiconductor Equipment–12.88%
†Advanced Micro Devices, Inc.	15,686	2,225,843
Analog Devices, Inc.	7,364	1,752,779
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	42,657	$7,809,217
Broadcom, Inc.	155,599	42,890,864
KLA Corp.	5,221	4,676,659
Lam Research Corp.	55,131	5,366,452
Micron Technology, Inc.	71,805	8,849,966
NVIDIA Corp.	850,781	134,414,890
QUALCOMM, Inc.	108,705	17,312,358
Skyworks Solutions, Inc.	27,109	2,020,163
Texas Instruments, Inc.	12,619	2,619,957
		229,939,148
Software–10.92%
†Adobe, Inc.	23,520	9,099,418
†AppLovin Corp. Class A	5,199	1,820,066
†Autodesk, Inc.	5,941	1,839,155
†Cadence Design Systems, Inc.	5,552	1,710,849
†Docusign, Inc.	22,488	1,751,590
†Dropbox, Inc. Class A	69,620	1,991,132
†Fair Isaac Corp.	901	1,646,992
†Fortinet, Inc.	68,453	7,236,851
Gen Digital, Inc.	59,965	1,762,971
Intuit, Inc.	7,967	6,275,048
Microsoft Corp.	259,310	128,983,387
Oracle Corp.	29,699	6,493,093
†Palantir Technologies, Inc. Class A	57,980	7,903,834
Salesforce, Inc.	23,393	6,379,037
†ServiceNow, Inc.	3,703	3,806,980
†Zoom Communications, Inc. Class A	78,893	6,152,076
		194,852,479
Specialized REITs–1.20%
American Tower Corp.	20,771	4,590,806
Gaming & Leisure Properties, Inc.	80,144	3,741,122
Lamar Advertising Co. Class A	14,074	1,708,021
VICI Properties, Inc.	351,260	11,451,076
		21,491,025
Specialty Retail–1.69%
Bath & Body Works, Inc.	65,467	1,961,391
Best Buy Co., Inc.	24,491	1,644,081
Dick's Sporting Goods, Inc.	9,270	1,833,699
Home Depot, Inc.	21,735	7,968,921
Lowe's Cos., Inc.	6,829	1,515,150
†O'Reilly Automotive, Inc.	18,774	1,692,101
TJX Cos., Inc.	78,961	9,750,894
†Ulta Beauty, Inc.	4,048	1,893,735
Williams-Sonoma, Inc.	11,679	1,907,998
		30,167,970
LVIP Franklin Templeton Multi-Factor Funds-16

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–5.70%
Apple, Inc.	486,895	$99,896,247
Hewlett Packard Enterprise Co.	94,282	1,928,067
		101,824,314
Textiles, Apparel & Luxury Goods–0.38%
†Crocs, Inc.	16,490	1,670,107
†Deckers Outdoor Corp.	15,871	1,635,824
†Lululemon Athletica, Inc.	6,920	1,644,054
Tapestry, Inc.	20,795	1,826,009
		6,775,994
Tobacco–0.57%
Altria Group, Inc.	138,200	8,102,666
Philip Morris International, Inc.	11,394	2,075,189
		10,177,855
Trading Companies & Distributors–0.53%
Fastenal Co.	43,074	1,809,108
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.	2,384	$1,796,106
WW Grainger, Inc.	5,546	5,769,171
		9,374,385
Wireless Telecommunication Services–0.09%
T-Mobile U.S., Inc.	6,771	1,613,259
		1,613,259
Total Common Stock (Cost $1,212,240,978)		1,754,174,480

MONEY MARKET FUND–1.66%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	29,647,322	29,647,322
Total Money Market Fund (Cost $29,647,322)		29,647,322

TOTAL INVESTMENTS–99.93% (Cost $1,241,888,300)	1,783,821,802
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	1,190,546
NET ASSETS APPLICABLE TO 113,564,359 SHARES OUTSTANDING–100.00%	$1,785,012,348
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND STANDARD CLASS ($1,442,710,782 / 91,702,717 Shares)	$15.732
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND SERVICE CLASS ($342,301,566 / 21,861,642 Shares)	$15.658
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,115,928,627
Distributable earnings/(accumulated loss)	669,083,721
TOTAL NET ASSETS	$1,785,012,348

†Non-income producing.

★Includes $2,023,911 cash collateral held at broker for futures contracts, $141,496 variation margin due from broker on futures contracts,
$1,343,942 payable for fund shares redeemed, $20,647 other accrued expenses payable, $538,142 due to manager and affiliates, $16,187 payable for audit fee and $38,029 payable for fund accounting fee as of June 30, 2025.

LVIP Franklin Templeton Multi-Factor Funds-17

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
94	CME E-mini S&P 500 Index Futures	$29,392,625	$28,352,000	9/19/25	$1,040,625	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-18

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.72%
Aerospace & Defense–1.98%
†AAR Corp.	12,855	$884,295
†Astronics Corp.	18,725	626,913
†Byrna Technologies, Inc.	11,544	356,479
Cadre Holdings, Inc.	4,550	144,918
Curtiss-Wright Corp.	12,113	5,917,806
†Ducommun, Inc.	8,162	674,426
†Kratos Defense & Security Solutions, Inc.	70,405	3,270,312
†Mercury Systems, Inc.	14,495	780,701
†Rocket Lab Corp.	96,399	3,448,192
†Triumph Group, Inc.	11,284	290,563
†V2X, Inc.	11,128	540,264
		16,934,869
Air Freight & Logistics–0.10%
†GXO Logistics, Inc.	3,882	189,054
Hub Group, Inc. Class A	18,998	635,103
		824,157
Automobile Components–1.12%
†Adient PLC	14,557	283,279
†American Axle & Manufacturing Holdings, Inc.	75,100	306,408
BorgWarner, Inc.	47,137	1,578,147
Dana, Inc.	82,720	1,418,648
†Dorman Products, Inc.	8,218	1,008,102
†Fox Factory Holding Corp.	6,089	157,949
†Goodyear Tire & Rubber Co.	159,199	1,650,894
†Modine Manufacturing Co.	3,083	303,676
Patrick Industries, Inc.	15,079	1,391,339
Phinia, Inc.	12,369	550,297
Standard Motor Products, Inc.	13,434	412,692
†XPEL, Inc.	14,675	526,832
		9,588,263
Automobiles–0.31%
Harley-Davidson, Inc.	70,563	1,665,287
Thor Industries, Inc.	5,224	463,943
Winnebago Industries, Inc.	16,794	487,026
		2,616,256
Banks–9.33%
1st Source Corp.	12,342	766,068
Amalgamated Financial Corp.	11,291	352,279
Associated Banc-Corp.	40,879	997,039
†Axos Financial, Inc.	30,816	2,343,249
†Bancorp, Inc.	27,825	1,585,190
Bank First Corp.	6,438	757,431
Bank of Marin Bancorp	10,264	234,430
Bank of NT Butterfield & Son Ltd.	28,117	1,245,021
Bank OZK	59,498	2,799,976
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
BankUnited, Inc.	31,816	$1,132,331
Bar Harbor Bankshares	9,212	275,992
BayCom Corp.	6,494	179,949
†Bridgewater Bancshares, Inc.	12,257	195,009
Brookline Bancorp, Inc.	54,628	576,325
Business First Bancshares, Inc.	15,977	393,833
Cadence Bank	30,017	959,944
Camden National Corp.	11,153	452,589
Capital Bancorp, Inc.	5,981	200,842
Capital City Bank Group, Inc.	9,049	356,078
Capitol Federal Financial, Inc.	84,573	515,895
†Carter Bankshares, Inc.	14,664	254,274
Cathay General Bancorp	27,003	1,229,447
Central Pacific Financial Corp.	16,669	467,232
Citizens & Northern Corp.	9,596	181,748
Citizens Financial Services, Inc.	3,027	177,745
City Holding Co.	8,592	1,051,833
Civista Bancshares, Inc.	9,505	220,516
CNB Financial Corp.	13,261	303,146
Colony Bankcorp, Inc.	10,696	176,163
Columbia Banking System, Inc.	139,597	3,263,778
Community Trust Bancorp, Inc.	9,624	509,302
ConnectOne Bancorp, Inc.	30,174	698,830
†Customers Bancorp, Inc.	19,465	1,143,374
Dime Community Bancshares, Inc.	23,821	641,738
Eagle Bancorp, Inc.	16,162	314,836
Enterprise Bancorp, Inc.	6,379	252,864
Enterprise Financial Services Corp.	24,004	1,322,620
Esquire Financial Holdings, Inc.	4,564	432,028
Farmers & Merchants Bancorp, Inc.	8,308	210,026
Farmers National Banc Corp.	24,457	337,262
FB Financial Corp.	23,233	1,052,455
Financial Institutions, Inc.	9,491	243,729
First Bancorp, Inc.	6,971	177,133
First Bancorp/Southern Pines NC	25,792	1,137,169
First Bank	13,617	210,655
First Business Financial Services, Inc.	5,111	258,923
First Community Bankshares, Inc.	11,335	443,992
First Financial Bancorp	32,077	778,188
First Financial Corp.	7,507	406,804
First Horizon Corp.	103,382	2,191,698
LVIP Franklin Templeton Multi-Factor Funds-19

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Merchants Corp.	36,930	$1,414,419
First Mid Bancshares, Inc.	14,346	537,832
Five Star Bancorp	11,113	317,165
FS Bancorp, Inc.	4,179	164,569
Great Southern Bancorp, Inc.	5,606	329,521
Guaranty Bancshares, Inc.	5,106	216,699
Hanmi Financial Corp.	19,583	483,308
HarborOne Bancorp, Inc.	24,924	291,112
HBT Financial, Inc.	8,255	208,109
Heritage Commerce Corp.	38,656	383,854
Heritage Financial Corp.	21,101	503,048
Hingham Institution For Savings	1,023	254,062
Home Bancorp, Inc.	4,807	248,906
HomeTrust Bancshares, Inc.	9,231	345,332
Hope Bancorp, Inc.	55,091	591,126
Horizon Bancorp, Inc.	28,202	433,747
Independent Bank Corp.	42,740	2,307,737
Kearny Financial Corp.	30,748	198,632
Mercantile Bank Corp.	9,993	463,775
Metrocity Bankshares, Inc.	11,680	333,814
†Metropolitan Bank Holding Corp.	6,665	466,550
Mid Penn Bancorp, Inc.	9,418	265,588
NBT Bancorp, Inc.	11,737	487,672
Nicolet Bankshares, Inc.	1,962	242,268
Northeast Bank	4,731	421,012
Northeast Community Bancorp, Inc.	7,739	179,893
Northfield Bancorp, Inc.	24,309	279,067
Northrim BanCorp, Inc.	3,104	289,479
OceanFirst Financial Corp.	34,458	606,805
Old Second Bancorp, Inc.	28,116	498,778
Origin Bancorp, Inc.	18,973	678,095
Park National Corp.	2,321	388,210
Pathward Financial, Inc.	16,063	1,270,905
Peapack-Gladstone Financial Corp.	10,472	295,834
Pinnacle Financial Partners, Inc.	24,203	2,672,253
†Ponce Financial Group, Inc.	13,051	180,626
Popular, Inc.	5,751	633,818
Preferred Bank	7,643	661,463
QCR Holdings, Inc.	10,392	705,617
RBB Bancorp	10,656	183,390
Red River Bancshares, Inc.	3,099	181,911
Republic Bancorp, Inc. Class A	5,494	401,666
ServisFirst Bancshares, Inc.	24,201	1,875,820
Shore Bancshares, Inc.	19,004	298,743
Sierra Bancorp	7,558	224,397
Simmons First National Corp. Class A	53,732	1,018,759
SmartFinancial, Inc.	9,900	334,422
South Plains Financial, Inc.	7,787	280,643
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Southern First Bancshares, Inc.	4,990	$189,770
Southern Missouri Bancorp, Inc.	5,811	318,327
Southern States Bancshares, Inc.	5,445	198,035
Stock Yards Bancorp, Inc.	16,772	1,324,653
Synovus Financial Corp.	21,713	1,123,648
†Third Coast Bancshares, Inc.	7,068	230,912
Tompkins Financial Corp.	7,858	492,932
TriCo Bancshares	8,078	327,078
TrustCo Bank Corp.	11,941	399,068
Unity Bancorp, Inc.	4,424	208,282
Univest Financial Corp.	19,505	585,930
Valley National Bancorp	70,643	630,842
Veritex Holdings, Inc.	32,395	845,509
WaFd, Inc.	11,571	338,799
Washington Trust Bancorp, Inc.	10,300	291,284
Webster Financial Corp.	56,761	3,099,151
WesBanco, Inc.	36,452	1,152,977
West BanCorp, Inc.	10,807	212,141
Western Alliance Bancorp	20,663	1,611,301
WSFS Financial Corp.	12,065	663,575
Zions Bancorp NA	63,394	3,292,684
		79,996,327
Beverages–0.33%
†Celsius Holdings, Inc.	54,044	2,507,101
MGP Ingredients, Inc.	4,529	135,734
†National Beverage Corp.	4,620	199,769
		2,842,604
Biotechnology–7.94%
†89bio, Inc.	40,558	398,280
†ACADIA Pharmaceuticals, Inc.	28,219	608,684
†ADMA Biologics, Inc.	140,177	2,552,623
†Akebia Therapeutics, Inc.	129,007	469,585
†Akero Therapeutics, Inc.	19,234	1,026,326
†Alkermes PLC	47,194	1,350,220
†Anavex Life Sciences Corp.	51,928	478,776
†Apogee Therapeutics, Inc.	23,306	1,012,180
†Arbutus Biopharma Corp.	102,340	316,231
†Arcellx, Inc.	8,852	582,904
†Arcturus Therapeutics Holdings, Inc.	14,696	191,195
†Arcutis Biotherapeutics, Inc.	71,428	1,001,421
†Ardelyx, Inc.	48,204	188,960
†Arrowhead Pharmaceuticals, Inc.	68,460	1,081,668
†Aura Biosciences, Inc.	30,183	188,946
†Aurinia Pharmaceuticals, Inc.	89,206	755,575
†Avidity Biosciences, Inc.	30,582	868,529
LVIP Franklin Templeton Multi-Factor Funds-20

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Beam Therapeutics, Inc.	13,160	$223,852
†BioCryst Pharmaceuticals, Inc.	137,305	1,230,253
†Biohaven Ltd.	32,223	454,667
†Blueprint Medicines Corp.	26,663	3,417,663
†Bridgebio Pharma, Inc.	20,314	877,158
†CareDx, Inc.	33,788	660,218
†Catalyst Pharmaceuticals, Inc.	74,252	1,611,268
†CG oncology, Inc.	18,669	485,394
†Crinetics Pharmaceuticals, Inc.	16,764	482,133
†Cullinan Therapeutics, Inc.	30,704	231,201
†Cytokinetics, Inc.	7,627	251,996
†Day One Biopharmaceuticals, Inc.	32,429	210,788
†Denali Therapeutics, Inc.	59,723	835,525
†Dynavax Technologies Corp.	87,538	868,377
†Dyne Therapeutics, Inc.	51,899	494,078
†Erasca, Inc.	122,128	155,103
†Exact Sciences Corp.	19,908	1,057,911
†Exelixis, Inc.	92,273	4,066,932
†Halozyme Therapeutics, Inc.	51,866	2,698,069
†ImmunityBio, Inc.	87,073	229,873
†Insmed, Inc.	25,748	2,591,279
†Janux Therapeutics, Inc.	21,017	485,493
†Keros Therapeutics, Inc.	22,779	304,100
†Kiniksa Pharmaceuticals International PLC	25,566	707,411
†Krystal Biotech, Inc.	11,082	1,523,332
†Kura Oncology, Inc.	45,280	261,266
†Kymera Therapeutics, Inc.	30,566	1,333,900
†Madrigal Pharmaceuticals, Inc.	4,342	1,314,063
†MannKind Corp.	131,332	491,182
†MeiraGTx Holdings PLC	32,485	211,802
†MiMedx Group, Inc.	78,790	481,407
†Myriad Genetics, Inc.	62,082	329,655
†Natera, Inc.	10,285	1,737,548
†Novavax, Inc.	100,704	634,435
†Nurix Therapeutics, Inc.	37,136	422,979
†Nuvalent, Inc. Class A	3,415	260,564
†ORIC Pharmaceuticals, Inc.	40,912	415,257
†Protagonist Therapeutics, Inc.	31,138	1,720,997
†PTC Therapeutics, Inc.	31,242	1,525,859
†Recursion Pharmaceuticals, Inc. Class A	52,544	265,873
†REGENXBIO, Inc.	28,775	236,243
†Relay Therapeutics, Inc.	83,601	289,259
†Rigel Pharmaceuticals, Inc.	11,030	206,592
†Sana Biotechnology, Inc.	92,638	252,902
†Scholar Rock Holding Corp.	25,382	899,030
†Soleno Therapeutics, Inc.	3,431	287,449
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†SpringWorks Therapeutics, Inc.	9,061	$425,776
†Stoke Therapeutics, Inc.	22,314	253,264
†Summit Therapeutics, Inc.	47,186	1,004,118
†Taysha Gene Therapies, Inc.	107,968	249,406
†TG Therapeutics, Inc.	74,298	2,673,985
†Tourmaline Bio, Inc.	13,785	220,422
†Travere Therapeutics, Inc.	48,969	724,741
†Twist Bioscience Corp.	39,389	1,449,121
†United Therapeutics Corp.	7,002	2,012,025
†Vaxcyte, Inc.	55,422	1,801,769
†Vera Therapeutics, Inc.	7,625	179,645
†Veracyte, Inc.	51,298	1,386,585
†Vericel Corp.	26,715	1,136,723
†Verve Therapeutics, Inc.	47,783	536,603
†Viking Therapeutics, Inc.	25,026	663,189
†Vir Biotechnology, Inc.	43,438	218,928
†Xencor, Inc.	43,522	342,083
		68,082,822
Broadline Retail–0.11%
Kohl's Corp.	46,895	397,669
Macy's, Inc.	47,907	558,596
		956,265
Building Products–1.11%
Apogee Enterprises, Inc.	13,775	559,265
Armstrong World Industries, Inc.	1,172	190,380
CSW Industrials, Inc.	3,145	902,080
Griffon Corp.	18,640	1,348,977
Insteel Industries, Inc.	11,960	445,032
†Janus International Group, Inc.	91,503	744,834
Quanex Building Products Corp.	30,380	574,182
†Resideo Technologies, Inc.	93,254	2,057,183
Tecnoglass, Inc.	12,360	956,170
UFP Industries, Inc.	17,697	1,758,374
		9,536,477
Capital Markets–2.26%
Acadian Asset Management, Inc.	17,953	632,664
Affiliated Managers Group, Inc.	13,216	2,600,512
Artisan Partners Asset Management, Inc. Class A	31,493	1,396,085
BGC Group, Inc. Class A	121,779	1,245,799
Diamond Hill Investment Group, Inc.	1,716	249,352
Invesco Ltd.	8,638	136,221
Janus Henderson Group PLC	65,338	2,537,728
PJT Partners, Inc. Class A	1,819	300,153
SEI Investments Co.	20,054	1,802,053
LVIP Franklin Templeton Multi-Factor Funds-21

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Stifel Financial Corp.	14,022	$1,455,203
†StoneX Group, Inc.	29,191	2,660,468
Victory Capital Holdings, Inc. Class A	25,942	1,651,727
Virtu Financial, Inc. Class A	53,585	2,400,072
XP, Inc. Class A	16,017	323,543
		19,391,580
Chemicals–1.39%
AdvanSix, Inc.	17,435	414,081
†Aspen Aerogels, Inc.	40,379	239,044
Avient Corp.	15,981	516,346
†Ecovyst, Inc.	77,183	635,216
Hawkins, Inc.	11,818	1,679,338
†Ingevity Corp.	23,070	994,086
Innospec, Inc.	13,660	1,148,669
†Intrepid Potash, Inc.	7,080	252,968
Koppers Holdings, Inc.	11,799	379,338
Mativ Holdings, Inc.	34,314	234,022
Minerals Technologies, Inc.	17,887	985,037
Orion SA	35,963	377,252
†Perimeter Solutions, Inc.	90,393	1,258,271
Quaker Chemical Corp.	4,389	491,305
Scotts Miracle-Gro Co.	15,742	1,038,342
Sensient Technologies Corp.	10,366	1,021,258
Tronox Holdings PLC	45,988	233,159
		11,897,732
Commercial Services & Supplies–1.44%
ACCO Brands Corp.	59,067	211,460
†ACV Auctions, Inc. Class A	30,640	496,981
†BrightView Holdings, Inc.	39,326	654,778
†CECO Environmental Corp.	14,045	397,614
†Cimpress PLC	10,533	495,051
†CoreCivic, Inc.	55,992	1,179,751
Deluxe Corp.	29,855	474,993
†Driven Brands Holdings, Inc.	40,561	712,251
Ennis, Inc.	16,690	302,757
†GEO Group, Inc.	51,275	1,228,036
†Healthcare Services Group, Inc.	48,904	735,027
HNI Corp.	22,847	1,123,615
Interface, Inc.	38,761	811,268
†Liquidity Services, Inc.	14,853	350,382
MillerKnoll, Inc.	17,108	332,237
†Montrose Environmental Group, Inc.	21,126	462,448
Pitney Bowes, Inc.	108,903	1,188,132
UniFirst Corp.	6,221	1,170,917
		12,327,698
Communications Equipment–0.70%
†ADTRAN Holdings, Inc.	51,058	457,990
†Aviat Networks, Inc.	7,813	187,903
†Clearfield, Inc.	7,944	344,849
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†CommScope Holding Co., Inc.	122,473	$1,014,076
†Extreme Networks, Inc.	52,603	944,224
†NETGEAR, Inc.	17,933	521,312
†NetScout Systems, Inc.	42,475	1,053,805
Ubiquiti, Inc.	2,152	885,871
†Viavi Solutions, Inc.	59,781	601,995
		6,012,025
Construction & Engineering–1.68%
†Ameresco, Inc. Class A	21,408	325,187
Arcosa, Inc.	3,446	298,803
Argan, Inc.	8,067	1,778,612
†Bowman Consulting Group Ltd.	9,137	262,689
†Centuri Holdings, Inc.	11,145	250,094
Comfort Systems USA, Inc.	5,252	2,816,175
Granite Construction, Inc.	15,102	1,412,188
†IES Holdings, Inc.	4,486	1,328,888
†Matrix Service Co.	16,804	227,022
†NWPX Infrastructure, Inc.	6,156	252,457
Primoris Services Corp.	15,837	1,234,336
†Sterling Infrastructure, Inc.	12,757	2,943,423
†Tutor Perini Corp.	26,766	1,252,113
		14,381,987
Construction Materials–0.20%
†Knife River Corp.	12,205	996,416
U.S. Lime & Minerals, Inc.	6,907	689,319
		1,685,735
Consumer Finance–1.02%
†Atlanticus Holdings Corp.	3,443	188,504
Bread Financial Holdings, Inc.	24,772	1,414,977
†Dave, Inc.	4,192	1,125,175
†Enova International, Inc.	15,428	1,720,530
†LendingClub Corp.	19,676	236,702
OneMain Holdings, Inc.	3,432	195,624
SLM Corp.	105,535	3,460,493
†World Acceptance Corp.	2,182	360,292
		8,702,297
Consumer Staples Distribution & Retail–1.05%
Albertsons Cos., Inc. Class A	69,770	1,500,753
Ingles Markets, Inc. Class A	3,352	212,450
Natural Grocers by Vitamin Cottage, Inc.	6,199	243,311
SpartanNash Co.	22,418	593,853
†Sprouts Farmers Market, Inc.	32,263	5,311,780
†United Natural Foods, Inc.	39,136	912,260
Village Super Market, Inc. Class A	5,754	221,529
		8,995,936
LVIP Franklin Templeton Multi-Factor Funds-22

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.19%
AptarGroup, Inc.	5,725	$895,562
Ardagh Metal Packaging SA	42,519	181,981
Greif, Inc. Class B	2,885	199,094
Myers Industries, Inc.	25,006	362,337
		1,638,974
Distributors–0.03%
†GigaCloud Technology, Inc. Class A	12,435	245,964
		245,964
Diversified Consumer Services–1.41%
†Adtalem Global Education, Inc.	9,977	1,269,374
†American Public Education, Inc.	10,068	306,671
Carriage Services, Inc.	9,341	427,257
†Frontdoor, Inc.	40,121	2,364,732
†Grand Canyon Education, Inc.	11,807	2,231,523
†Lincoln Educational Services Corp.	16,705	385,050
†Mister Car Wash, Inc.	63,200	379,832
Perdoceo Education Corp.	34,089	1,114,369
†Stride, Inc.	20,699	3,005,288
†Universal Technical Institute, Inc.	18,230	617,815
		12,101,911
Diversified REITs–0.63%
Alexander & Baldwin, Inc.	28,864	514,645
Broadstone Net Lease, Inc.	112,275	1,802,014
Essential Properties Realty Trust, Inc.	76,846	2,452,156
Gladstone Commercial Corp.	27,582	395,250
One Liberty Properties, Inc.	10,715	255,660
		5,419,725
Diversified Telecommunication Services–0.71%
†Anterix, Inc.	6,608	169,495
†Bandwidth, Inc. Class A	16,043	255,084
†Frontier Communications Parent, Inc.	34,688	1,262,643
IDT Corp. Class B	10,326	705,473
Iridium Communications, Inc.	19,743	595,646
†Liberty Global Ltd. Class A	105,021	1,051,260
†Lumen Technologies, Inc.	462,336	2,025,032
		6,064,633
Electric Utilities–0.70%
†Hawaiian Electric Industries, Inc.	38,178	405,832
NRG Energy, Inc.	34,928	5,608,738
		6,014,570
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–2.98%
Acuity, Inc.	16,338	$4,874,279
Allient, Inc.	9,503	345,054
†American Superconductor Corp.	23,127	848,530
†Array Technologies, Inc.	71,172	419,915
Atkore, Inc.	19,008	1,341,014
†Bloom Energy Corp. Class A	126,198	3,018,656
EnerSys	23,734	2,035,665
†Enovix Corp.	94,554	977,688
†Fluence Energy, Inc.	41,921	281,290
†Generac Holdings, Inc.	6,015	861,408
LSI Industries, Inc.	19,257	327,562
†NANO Nuclear Energy, Inc.	10,536	363,387
†NEXTracker, Inc. Class A	59,002	3,207,939
nVent Electric PLC	45,638	3,342,984
Powell Industries, Inc.	5,821	1,225,029
Preformed Line Products Co.	1,622	259,212
Sensata Technologies Holding PLC	11,095	334,070
†Shoals Technologies Group, Inc. Class A	109,123	463,773
†Thermon Group Holdings, Inc.	14,127	396,686
†Vicor Corp.	14,534	659,262
		25,583,403
Electronic Equipment, Instruments & Components–3.14%
†Arlo Technologies, Inc.	50,781	861,246
†Arrow Electronics, Inc.	3,428	436,830
Badger Meter, Inc.	12,771	3,128,256
Bel Fuse, Inc. Class B	6,607	645,438
Belden, Inc.	8,462	979,900
Benchmark Electronics, Inc.	22,781	884,586
Climb Global Solutions, Inc.	2,637	281,922
†Coherent Corp.	6,793	606,004
†Daktronics, Inc.	25,298	382,506
†Evolv Technologies Holdings, Inc.	61,366	382,924
†Fabrinet	7,147	2,106,078
†FARO Technologies, Inc.	10,522	462,126
Ingram Micro Holding Corp.	11,483	239,306
†Insight Enterprises, Inc.	6,888	951,129
†Itron, Inc.	15,665	2,061,984
†Kimball Electronics, Inc.	16,837	323,775
†Knowles Corp.	50,788	894,885
Methode Electronics, Inc.	22,745	216,305
Napco Security Technologies, Inc.	17,801	528,512
†nLight, Inc.	25,083	493,633
†OSI Systems, Inc.	8,039	1,807,650
†PAR Technology Corp.	15,676	1,087,444
PC Connection, Inc.	3,529	232,138
†Plexus Corp.	5,379	727,832
†Sanmina Corp.	24,652	2,411,705
†ScanSource, Inc.	15,641	653,950
LVIP Franklin Templeton Multi-Factor Funds-23

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	2,124	$288,227
†TTM Technologies, Inc.	60,024	2,450,180
Vishay Intertechnology, Inc.	9,397	149,224
†Vishay Precision Group, Inc.	7,755	217,915
		26,893,610
Energy Equipment & Services–1.60%
Archrock, Inc.	75,345	1,870,816
Aris Water Solutions, Inc. Class A	17,461	412,953
†Bristow Group, Inc.	15,418	508,331
Cactus, Inc. Class A	17,224	753,033
ChampionX Corp.	49,755	1,235,914
†Expro Group Holdings NV	62,932	540,586
†Helix Energy Solutions Group, Inc.	25,111	156,693
Helmerich & Payne, Inc.	56,647	858,768
†Innovex International, Inc.	11,924	186,253
Kodiak Gas Services, Inc.	21,036	720,904
Liberty Energy, Inc.	88,138	1,011,824
†Nabors Industries Ltd.	5,020	140,660
†Oceaneering International, Inc.	16,890	349,961
†Oil States International, Inc.	39,011	209,099
Patterson-UTI Energy, Inc.	217,573	1,290,208
†ProPetro Holding Corp.	50,967	304,273
RPC, Inc.	56,125	265,471
TechnipFMC PLC	24,021	827,283
†TETRA Technologies, Inc.	56,591	190,146
†Transocean Ltd.	123,030	318,648
†Valaris Ltd.	19,026	801,185
Weatherford International PLC	15,076	758,474
		13,711,483
Entertainment–0.55%
Cinemark Holdings, Inc.	52,744	1,591,814
†IMAX Corp.	25,223	705,235
†Madison Square Garden Entertainment Corp.	10,023	400,619
Marcus Corp.	14,466	243,897
Playtika Holding Corp.	47,204	223,275
†Roku, Inc.	2,453	215,594
†Sphere Entertainment Co.	4,037	168,747
TKO Group Holdings, Inc.	6,429	1,169,756
		4,718,937
Financial Services–3.19%
Banco Latinoamericano de Comercio Exterior SA	18,453	743,656
Burford Capital Ltd.	12,288	175,227
†Cantaloupe, Inc.	38,478	422,873
Cass Information Systems, Inc.	8,822	383,316
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Compass Diversified Holdings	39,884	$250,472
Enact Holdings, Inc.	19,299	716,958
Essent Group Ltd.	25,081	1,523,169
†International Money Express, Inc.	20,432	206,159
Jackson Financial, Inc. Class A	46,084	4,091,798
Merchants Bancorp	9,375	310,031
MGIC Investment Corp.	159,886	4,451,226
†Mr. Cooper Group, Inc.	31,412	4,686,985
NewtekOne, Inc.	15,933	179,724
†NMI Holdings, Inc. Class A	49,611	2,093,088
†Onity Group, Inc.	4,264	162,757
Pagseguro Digital Ltd. Class A	122,436	1,180,283
†Paysafe Ltd.	21,407	270,156
Radian Group, Inc.	58,709	2,114,698
†Repay Holdings Corp.	57,392	276,630
†Sezzle, Inc.	8,491	1,522,012
Western Union Co.	190,133	1,600,920
		27,362,138
Food Products–0.77%
Calavo Growers, Inc.	6,477	172,223
Cal-Maine Foods, Inc.	29,181	2,907,303
Fresh Del Monte Produce, Inc.	22,295	722,804
†Mission Produce, Inc.	28,152	329,941
Pilgrim's Pride Corp.	27,613	1,242,033
†Seneca Foods Corp. Class A	3,113	315,752
†SunOpta, Inc.	51,111	296,444
Utz Brands, Inc.	35,433	444,684
WK Kellogg Co.	11,784	187,837
		6,619,021
Gas Utilities–0.95%
National Fuel Gas Co.	49,044	4,154,517
UGI Corp.	109,802	3,998,989
		8,153,506
Ground Transportation–0.43%
ArcBest Corp.	2,377	183,053
†Avis Budget Group, Inc.	2,099	354,836
Covenant Logistics Group, Inc.	9,286	223,885
Heartland Express, Inc.	21,792	188,283
Marten Transport Ltd.	27,242	353,874
Ryder System, Inc.	13,223	2,102,457
†U-Haul Holding Co.	5,058	306,312
		3,712,700
Health Care Equipment & Supplies–3.04%
†Alphatec Holdings, Inc.	60,190	668,109
†AngioDynamics, Inc.	25,261	250,589
LVIP Franklin Templeton Multi-Factor Funds-24

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Artivion, Inc.	25,394	$789,753
†AtriCure, Inc.	31,174	1,021,572
†Axogen, Inc.	26,438	286,852
†Bioventus, Inc. Class A	27,511	182,123
Embecta Corp.	38,644	374,460
†Glaukos Corp.	8,417	869,392
†Haemonetics Corp.	21,447	1,600,161
†ICU Medical, Inc.	13,840	1,828,956
†Inmode Ltd.	13,139	189,727
†Inspire Medical Systems, Inc.	6,335	822,093
†Integer Holdings Corp.	6,611	812,955
†Integra LifeSciences Holdings Corp.	12,129	148,823
iRadimed Corp.	5,512	329,562
†iRhythm Technologies, Inc.	3,406	524,388
†Lantheus Holdings, Inc.	27,351	2,238,953
LeMaitre Vascular, Inc.	11,539	958,314
†Masimo Corp.	2,193	368,906
†Merit Medical Systems, Inc.	5,535	517,412
†Neogen Corp.	140,373	670,983
†Novocure Ltd.	70,765	1,259,617
=†OmniAb, Inc. Earnout Shares	8,030	0
=†OmniAb, Inc. Earnout Shares.	8,030	0
†Omnicell, Inc.	29,433	865,330
†Orthofix Medical, Inc.	20,912	233,169
†OrthoPediatrics Corp.	7,818	167,931
†Penumbra, Inc.	2,270	582,550
†PROCEPT BioRobotics Corp.	25,898	1,491,725
†Pulse Biosciences, Inc.	12,119	182,876
†QuidelOrtho Corp.	29,230	842,408
†RxSight, Inc.	12,203	158,639
†SI-BONE, Inc.	26,671	501,948
†STAAR Surgical Co.	32,877	551,676
†Tandem Diabetes Care, Inc.	24,727	460,911
†TransMedics Group, Inc.	13,245	1,774,962
†Treace Medical Concepts, Inc.	31,453	184,944
†UFP Technologies, Inc.	3,942	962,479
†Varex Imaging Corp.	25,567	221,666
†Zimvie, Inc.	18,842	176,173
		26,073,087
Health Care Providers & Services–2.65%
†AdaptHealth Corp.	60,493	570,449
†Addus HomeCare Corp.	7,877	907,352
†agilon health, Inc.	204,992	471,482
†Alignment Healthcare, Inc.	66,508	931,112
†Aveanna Healthcare Holdings, Inc.	34,102	178,353
†BrightSpring Health Services, Inc.	36,467	860,256
†Castle Biosciences, Inc.	16,535	337,645
†Cross Country Healthcare, Inc.	21,616	282,089
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.	17,008	$2,085,691
†Enhabit, Inc.	32,360	311,950
Ensign Group, Inc.	8,132	1,254,442
†Fulgent Genetics, Inc.	10,460	207,945
†GeneDx Holdings Corp.	8,710	804,020
†Guardant Health, Inc.	35,533	1,849,137
†HealthEquity, Inc.	10,062	1,054,095
†Hims & Hers Health, Inc.	62,615	3,121,358
†LifeStance Health Group, Inc.	91,103	471,002
†Nano-X Imaging Ltd.	23,366	120,802
National HealthCare Corp.	5,865	627,614
†NeoGenomics, Inc.	81,400	595,034
†Owens & Minor, Inc.	44,841	408,053
†PACS Group, Inc.	23,663	305,726
†Pediatrix Medical Group, Inc.	57,285	822,040
†Pennant Group, Inc.	18,277	545,568
†Privia Health Group, Inc.	10,290	236,670
†Progyny, Inc.	40,074	881,628
†RadNet, Inc.	16,090	915,682
†Surgery Partners, Inc.	19,481	433,063
†Talkspace, Inc.	78,437	218,055
Universal Health Services, Inc. Class B	5,124	928,213
		22,736,526
Health Care REITs–0.94%
Community Healthcare Trust, Inc.	16,295	270,986
Global Medical REIT, Inc.	34,741	240,755
LTC Properties, Inc.	16,791	581,136
National Health Investors, Inc.	27,450	1,924,794
Omega Healthcare Investors, Inc.	57,618	2,111,700
Sabra Health Care REIT, Inc.	156,461	2,885,141
		8,014,512
Health Care Technology–0.50%
†Doximity, Inc. Class A	26,262	1,610,911
HealthStream, Inc.	16,196	448,143
†LifeMD, Inc.	19,208	261,613
†Phreesia, Inc.	34,143	971,710
†Teladoc Health, Inc.	113,238	986,303
		4,278,680
Hotel & Resort REITs–0.70%
Chatham Lodging Trust	31,436	219,109
Park Hotels & Resorts, Inc.	113,735	1,163,509
Pebblebrook Hotel Trust	58,185	581,268
RLJ Lodging Trust	82,413	599,967
Ryman Hospitality Properties, Inc.	11,207	1,105,795
LVIP Franklin Templeton Multi-Factor Funds-25

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs (continued)
Summit Hotel Properties, Inc.	65,163	$331,680
Sunstone Hotel Investors, Inc.	130,960	1,136,733
Xenia Hotels & Resorts, Inc.	67,752	851,642
		5,989,703
Hotels, Restaurants & Leisure–1.62%
†Accel Entertainment, Inc.	33,313	392,094
†BJ's Restaurants, Inc.	11,358	506,567
Bloomin' Brands, Inc.	43,348	373,226
Boyd Gaming Corp.	18,903	1,478,782
†Brinker International, Inc.	12,951	2,335,454
Cheesecake Factory, Inc.	13,062	818,465
Cracker Barrel Old Country Store, Inc.	3,887	237,418
†Everi Holdings, Inc.	41,542	591,558
†Kura Sushi USA, Inc. Class A	3,856	331,925
†Life Time Group Holdings, Inc.	23,108	700,866
†Lindblad Expeditions Holdings, Inc.	20,823	243,004
Marriott Vacations Worldwide Corp.	2,250	162,698
Monarch Casino & Resort, Inc.	8,532	737,506
Nathan's Famous, Inc.	1,838	203,246
Papa John's International, Inc.	5,460	267,212
†PlayAGS, Inc.	20,064	250,599
†Portillo's, Inc. Class A	36,018	420,330
†Potbelly Corp.	17,796	218,001
RCI Hospitality Holdings, Inc.	4,804	183,128
†Rush Street Interactive, Inc.	44,158	657,954
†Shake Shack, Inc. Class A	4,869	684,581
Super Group SGHC Ltd.	95,635	1,049,116
†Sweetgreen, Inc. Class A	10,344	153,919
Travel & Leisure Co.	17,659	911,381
		13,909,030
Household Durables–1.43%
†Beazer Homes USA, Inc.	16,515	369,440
†Cavco Industries, Inc.	2,649	1,150,805
Century Communities, Inc.	2,924	164,680
†Champion Homes, Inc.	11,557	723,584
Cricut, Inc. Class A	31,734	214,839
Ethan Allen Interiors, Inc.	14,714	409,785
†Helen of Troy Ltd.	13,631	386,848
†Hovnanian Enterprises, Inc. Class A	3,211	335,710
Installed Building Products, Inc.	11,127	2,006,421
KB Home	6,190	327,884
La-Z-Boy, Inc.	23,463	872,120
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Legacy Housing Corp.	7,230	$163,832
†M/I Homes, Inc.	7,784	872,742
†Sonos, Inc.	66,218	715,816
†Taylor Morrison Home Corp.	37,971	2,332,179
†Tri Pointe Homes, Inc.	38,921	1,243,526
		12,290,211
Household Products–0.23%
†Central Garden & Pet Co.	20,677	671,237
Energizer Holdings, Inc.	12,100	243,936
Oil-Dri Corp. of America	6,352	374,705
Spectrum Brands Holdings, Inc.	12,280	650,840
		1,940,718
Independent Power and Renewable Electricity Producers–0.19%
Brookfield Renewable Corp.	26,675	874,406
Clearway Energy, Inc. Class A	23,592	713,894
		1,588,300
Industrial REITs–0.30%
Americold Realty Trust, Inc.	13,785	229,244
First Industrial Realty Trust, Inc.	6,983	336,092
Innovative Industrial Properties, Inc.	18,687	1,031,896
LXP Industrial Trust	38,314	316,474
Rexford Industrial Realty, Inc.	5,381	191,402
Terreno Realty Corp.	8,208	460,223
		2,565,331
Insurance–1.77%
American Coastal Insurance Corp. Class C	15,339	170,570
Axis Capital Holdings Ltd.	31,510	3,271,368
†Brighthouse Financial, Inc.	17,932	964,204
CNO Financial Group, Inc.	12,208	470,985
Donegal Group, Inc. Class A	10,145	203,154
Employers Holdings, Inc.	5,962	281,287
†Enstar Group Ltd.	6,326	2,127,813
Fidelis Insurance Holdings Ltd.	32,834	544,388
Globe Life, Inc.	13,181	1,638,266
†Hamilton Insurance Group Ltd. Class B	27,530	595,198
HCI Group, Inc.	3,889	591,906
†Heritage Insurance Holdings, Inc.	15,190	378,839
Horace Mann Educators Corp.	11,212	481,780
Investors Title Co.	905	191,226
†Palomar Holdings, Inc.	3,495	539,104
†ProAssurance Corp.	32,956	752,385
†Selectquote, Inc.	90,243	214,778
LVIP Franklin Templeton Multi-Factor Funds-26

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†SiriusPoint Ltd.	11,935	$243,355
Tiptree, Inc.	8,341	196,681
United Fire Group, Inc.	13,248	380,217
Universal Insurance Holdings, Inc.	15,186	421,108
Unum Group	6,645	536,650
		15,195,262
Interactive Media & Services–0.79%
†Bumble, Inc. Class A	57,332	377,818
†Cargurus, Inc.	35,956	1,203,447
†Cars.com, Inc.	42,436	502,867
†EverQuote, Inc. Class A	14,640	353,995
†fuboTV, Inc.	206,828	798,356
†Grindr, Inc.	15,650	355,255
†MediaAlpha, Inc. Class A	20,047	219,515
†QuinStreet, Inc.	32,177	518,050
Shutterstock, Inc.	8,372	158,733
†Vimeo, Inc.	79,802	322,400
†Yelp, Inc.	34,297	1,175,358
†Ziff Davis, Inc.	26,698	808,148
		6,793,942
IT Services–0.63%
†BigCommerce Holdings, Inc.	43,539	217,695
†Couchbase, Inc.	24,356	593,799
†DigitalOcean Holdings, Inc.	26,676	761,867
†DXC Technology Co.	72,961	1,115,574
†Kyndryl Holdings, Inc.	60,716	2,547,643
†Unisys Corp.	39,120	177,214
		5,413,792
Leisure Products–0.37%
Acushnet Holdings Corp.	16,500	1,201,530
†Malibu Boats, Inc. Class A	12,316	385,983
†MasterCraft Boat Holdings, Inc.	9,124	169,524
†Peloton Interactive, Inc. Class A	85,021	590,046
†Topgolf Callaway Brands Corp.	82,333	662,781
†YETI Holdings, Inc.	4,379	138,026
		3,147,890
Life Sciences Tools & Services–0.49%
†10X Genomics, Inc. Class A	60,689	702,779
†Adaptive Biotechnologies Corp.	76,962	896,607
†Azenta, Inc.	25,996	800,157
†BioLife Solutions, Inc.	24,600	529,884
†CryoPort, Inc.	28,905	215,631
†Cytek Biosciences, Inc.	75,797	257,710
Mesa Laboratories, Inc.	3,424	322,609
†Niagen Bioscience, Inc.	31,463	453,382
		4,178,759
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.23%
Allison Transmission Holdings, Inc.	5,439	$516,651
Astec Industries, Inc.	14,615	609,299
†Blue Bird Corp.	21,020	907,223
†Chart Industries, Inc.	4,529	745,700
Columbus McKinnon Corp.	18,923	288,954
†Energy Recovery, Inc.	35,943	459,351
ESCO Technologies, Inc.	17,113	3,283,471
Gorman-Rupp Co.	13,933	511,620
†Graham Corp.	5,978	295,971
Greenbrier Cos., Inc.	20,040	922,842
Helios Technologies, Inc.	4,855	162,011
†Hillman Solutions Corp.	119,362	852,245
Hyster-Yale, Inc.	6,143	244,368
Kadant, Inc.	3,039	964,730
Lincoln Electric Holdings, Inc.	9,590	1,988,199
Lindsay Corp.	6,767	976,140
Luxfer Holdings PLC	17,475	212,845
†Manitowoc Co., Inc.	22,132	266,027
Miller Industries, Inc.	6,539	290,724
Mueller Industries, Inc.	58,402	4,641,207
Mueller Water Products, Inc. Class A	35,537	854,309
†Proto Labs, Inc.	16,819	673,433
REV Group, Inc.	26,923	1,281,266
Shyft Group, Inc.	21,198	265,823
Snap-on, Inc.	9,699	3,018,135
Terex Corp.	28,175	1,315,491
†Titan International, Inc.	31,773	326,309
Wabash National Corp.	27,206	289,200
Worthington Enterprises, Inc.	8,505	541,258
		27,704,802
Marine Transportation–0.14%
Costamare, Inc.	25,794	234,984
Matson, Inc.	9,018	1,004,154
		1,239,138
Media–0.73%
†Boston Omaha Corp. Class A	15,980	224,359
Cable One, Inc.	3,749	509,152
†EchoStar Corp. Class A	20,384	564,637
†Gannett Co., Inc.	97,276	348,248
Gray Media, Inc.	52,837	239,352
†Integral Ad Science Holding Corp.	16,865	140,148
John Wiley & Sons, Inc. Class A	25,392	1,133,245
†Magnite, Inc.	62,017	1,495,850
Nexstar Media Group, Inc.	2,376	410,929
Paramount Global Class B	12,961	167,197
†PubMatic, Inc. Class A	27,045	336,440
Sinclair, Inc.	18,014	248,953
LVIP Franklin Templeton Multi-Factor Funds-27

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Stagwell, Inc.	38,161	$171,725
†Thryv Holdings, Inc.	24,357	296,181
		6,286,416
Metals & Mining–1.74%
Alcoa Corp.	7,406	218,551
†Alpha Metallurgical Resources, Inc.	6,947	781,399
Carpenter Technology Corp.	7,688	2,124,809
†Century Aluminum Co.	33,281	599,724
†Coeur Mining, Inc.	163,489	1,448,513
†Constellium SE	45,351	603,168
Hecla Mining Co.	72,031	431,466
†Metallus, Inc.	12,027	185,336
†MP Materials Corp.	41,856	1,392,549
Olympic Steel, Inc.	5,681	185,144
Ramaco Resources, Inc. Class B	245	2,004
Reliance, Inc.	5,085	1,596,181
Royal Gold, Inc.	6,842	1,216,781
Ryerson Holding Corp.	17,690	381,573
†SSR Mining, Inc.	134,852	1,718,014
SunCoke Energy, Inc.	55,218	474,323
Warrior Met Coal, Inc.	19,373	887,865
Worthington Steel, Inc.	21,552	642,896
		14,890,296
Mortgage Real Estate Investment Trusts (REITs)–0.67%
AGNC Investment Corp.	33,229	305,375
Chimera Investment Corp.	52,060	722,072
Ellington Financial, Inc.	12,400	161,076
MFA Financial, Inc.	64,229	607,606
New York Mortgage Trust, Inc.	57,923	388,084
Redwood Trust, Inc.	67,416	398,429
Rithm Capital Corp.	256,707	2,898,222
TPG RE Finance Trust, Inc.	37,847	292,179
		5,773,043
Multi-Utilities–0.33%
Black Hills Corp.	18,840	1,056,924
NiSource, Inc.	44,555	1,797,349
		2,854,273
Office REITs–0.84%
COPT Defense Properties	70,659	1,948,775
Douglas Emmett, Inc.	49,427	743,382
Highwoods Properties, Inc.	61,479	1,911,382
Kilroy Realty Corp.	30,610	1,050,229
†Paramount Group, Inc.	124,531	759,639
Piedmont Realty Trust, Inc. Class A	77,228	562,992
Postal Realty Trust, Inc. Class A	14,313	210,831
		7,187,230
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–2.49%
APA Corp.	56,074	$1,025,593
Ardmore Shipping Corp.	28,712	275,635
†Centrus Energy Corp. Class A	7,774	1,424,041
Civitas Resources, Inc.	64,516	1,775,480
†Clean Energy Fuels Corp.	105,671	206,058
†CNX Resources Corp.	24,342	819,839
†Comstock Resources, Inc.	25,745	712,364
Diversified Energy Co. PLC	30,342	445,117
Dorian LPG Ltd.	18,000	438,840
DT Midstream, Inc.	16,272	1,788,456
Excelerate Energy, Inc. Class A	11,278	330,671
FLEX LNG Ltd.	20,284	445,842
Granite Ridge Resources, Inc.	31,055	197,820
†Gulfport Energy Corp.	5,480	1,102,412
†Hallador Energy Co.	15,069	238,542
International Seaways, Inc.	17,321	631,870
†Kosmos Energy Ltd.	78,272	134,628
Matador Resources Co.	44,326	2,115,237
Northern Oil & Gas, Inc.	20,470	580,325
†Par Pacific Holdings, Inc.	25,684	681,397
Peabody Energy Corp.	78,884	1,058,623
†REX American Resources Corp.	10,084	491,192
Riley Exploration Permian, Inc.	6,729	176,502
SandRidge Energy, Inc.	21,037	227,620
Scorpio Tankers, Inc.	13,454	526,455
SM Energy Co.	64,792	1,601,010
†Talos Energy, Inc.	32,790	278,059
Teekay Corp. Ltd.	36,682	302,627
Teekay Tankers Ltd. Class A	12,565	524,212
VAALCO Energy, Inc.	60,048	216,773
†Vital Energy, Inc.	18,686	300,658
Vitesse Energy, Inc.	13,980	308,818
		21,382,716
Paper & Forest Products–0.10%
†Clearwater Paper Corp.	10,260	279,483
Sylvamo Corp.	10,942	548,194
		827,677
Passenger Airlines–0.47%
†Alaska Air Group, Inc.	19,328	956,349
†Allegiant Travel Co.	8,884	488,176
†SkyWest, Inc.	22,178	2,283,669
†Sun Country Airlines Holdings, Inc.	25,659	301,493
		4,029,687
Personal Care Products–0.28%
†Herbalife Ltd.	64,383	554,981
†Honest Co., Inc.	29,150	148,374
Interparfums, Inc.	8,951	1,175,356
LVIP Franklin Templeton Multi-Factor Funds-28

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
Nu Skin Enterprises, Inc. Class A	31,768	$253,826
†USANA Health Sciences, Inc.	7,891	240,912
		2,373,449
Pharmaceuticals–1.97%
†Amneal Pharmaceuticals, Inc.	65,944	533,487
†Amphastar Pharmaceuticals, Inc.	7,122	163,521
†ANI Pharmaceuticals, Inc.	12,287	801,727
†Arvinas, Inc.	42,689	314,191
†Avadel Pharmaceuticals PLC	18,942	167,637
†Collegium Pharmaceutical, Inc.	20,171	596,456
†Corcept Therapeutics, Inc.	43,372	3,183,505
†CorMedix, Inc.	40,280	496,249
†Edgewise Therapeutics, Inc.	45,597	597,777
†Enliven Therapeutics, Inc.	20,151	404,229
†EyePoint Pharmaceuticals, Inc.	40,928	385,132
†Fulcrum Therapeutics, Inc.	35,201	242,183
†Harmony Biosciences Holdings, Inc.	20,175	637,530
†Harrow, Inc.	19,569	597,637
†Innoviva, Inc.	31,607	634,985
†LENZ Therapeutics, Inc.	8,507	249,340
†Ligand Pharmaceuticals, Inc.	10,809	1,228,767
†Pacira BioSciences, Inc.	25,047	598,623
Phibro Animal Health Corp. Class A	12,683	323,924
†Prestige Consumer Healthcare, Inc.	23,336	1,863,379
SIGA Technologies, Inc.	25,590	166,847
†Supernus Pharmaceuticals, Inc.	32,204	1,015,070
†Tarsus Pharmaceuticals, Inc.	16,921	685,470
†Theravance Biopharma, Inc.	24,325	268,305
†Trevi Therapeutics, Inc.	49,512	270,831
†Xeris Biopharma Holdings, Inc.	93,179	435,146
		16,861,948
Professional Services–2.27%
Barrett Business Services, Inc.	17,081	712,107
†Clarivate PLC	268,104	1,152,847
Concentrix Corp.	31,176	1,647,807
†Conduent, Inc.	100,442	265,167
CRA International, Inc.	4,009	751,166
CSG Systems International, Inc.	19,209	1,254,540
†ExlService Holdings, Inc.	70,596	3,091,399
†Franklin Covey Co.	6,358	145,090
Genpact Ltd.	32,438	1,427,596
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	13,633	$623,846
†Huron Consulting Group, Inc.	11,672	1,605,367
†IBEX Holdings Ltd.	5,686	165,463
ICF International, Inc.	10,869	920,713
†Innodata, Inc.	18,404	942,653
Kelly Services, Inc. Class A	20,014	234,364
Kforce, Inc.	10,801	444,245
†Legalzoom.com, Inc.	81,532	726,450
ManpowerGroup, Inc.	11,561	467,064
Maximus, Inc.	7,425	521,235
†NV5 Global, Inc.	8,008	184,905
†Paylocity Holding Corp.	900	163,071
TriNet Group, Inc.	2,877	210,424
†Upwork, Inc.	72,341	972,263
†Willdan Group, Inc.	7,987	499,267
†WNS Holdings Ltd.	4,599	290,841
		19,419,890
Real Estate Management & Development–0.70%
†Anywhere Real Estate, Inc.	59,062	213,804
†Compass, Inc. Class A	63,056	395,992
†Cushman & Wakefield PLC	78,262	866,360
†Forestar Group, Inc.	12,109	242,180
†FRP Holdings, Inc.	9,499	255,428
†Jones Lang LaSalle, Inc.	9,457	2,418,911
Newmark Group, Inc. Class A	81,870	994,721
St. Joe Co.	7,488	357,178
†Tejon Ranch Co.	13,704	232,420
		5,976,994
Residential REITs–0.43%
Elme Communities	28,454	452,419
Equity LifeStyle Properties, Inc.	4,236	261,234
Independence Realty Trust, Inc.	137,786	2,437,434
NexPoint Residential Trust, Inc.	14,866	495,335
		3,646,422
Retail REITs–0.95%
Agree Realty Corp.	36,129	2,639,585
Alexander's, Inc.	801	180,481
CBL & Associates Properties, Inc.	13,992	355,257
Macerich Co.	30,800	498,344
Regency Centers Corp.	33,182	2,363,554
Saul Centers, Inc.	6,510	222,251
SITE Centers Corp.	30,209	341,664
Tanger, Inc.	49,545	1,515,086
		8,116,222
Semiconductors & Semiconductor Equipment–2.70%
†ACM Research, Inc. Class A	31,138	806,474
LVIP Franklin Templeton Multi-Factor Funds-29

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Aehr Test Systems	16,228	$209,828
†Alpha & Omega Semiconductor Ltd.	13,252	340,046
†Ambarella, Inc.	10,518	694,872
Amkor Technology, Inc.	57,202	1,200,670
†Axcelis Technologies, Inc.	12,295	856,838
†CEVA, Inc.	14,961	328,843
†Cirrus Logic, Inc.	20,256	2,111,789
†Credo Technology Group Holding Ltd.	46,236	4,280,991
†FormFactor, Inc.	5,766	198,408
†Impinj, Inc.	7,970	885,228
Kulicke & Soffa Industries, Inc.	19,566	676,984
MKS, Inc.	3,788	376,376
†Navitas Semiconductor Corp.	74,479	487,837
NVE Corp.	3,098	228,044
†Onto Innovation, Inc.	2,638	266,253
†Penguin Solutions, Inc.	32,196	637,803
†Photronics, Inc.	37,859	712,885
†Qorvo, Inc.	9,954	845,194
†Rambus, Inc.	39,335	2,518,227
†Rigetti Computing, Inc.	64,452	764,401
†Semtech Corp.	15,326	691,816
†Silicon Laboratories, Inc.	7,837	1,154,860
†SiTime Corp.	6,203	1,321,735
†Veeco Instruments, Inc.	27,796	564,815
		23,161,217
Software–6.60%
A10 Networks, Inc.	45,376	878,026
†ACI Worldwide, Inc.	61,970	2,845,043
Adeia, Inc.	71,874	1,016,298
†Agilysys, Inc.	7,615	872,984
†Alkami Technology, Inc.	27,987	843,528
†Appfolio, Inc. Class A	8,523	1,962,676
†Asana, Inc. Class A	53,257	718,970
†Aurora Innovation, Inc.	251,572	1,318,237
†AvePoint, Inc.	74,798	1,444,349
†Bill Holdings, Inc.	10,311	476,987
†Bit Digital, Inc.	73,456	160,869
†Blend Labs, Inc. Class A	150,442	496,459
†Cerence, Inc.	26,018	265,644
†Cleanspark, Inc.	104,165	1,148,940
Clear Secure, Inc. Class A	41,382	1,148,764
†Commvault Systems, Inc.	22,200	3,870,126
†Consensus Cloud Solutions, Inc.	12,164	280,502
†Digital Turbine, Inc.	53,144	313,550
Dolby Laboratories, Inc. Class A	3,977	295,332
†Domo, Inc. Class B	21,827	304,923
†Dropbox, Inc. Class A	88,506	2,531,272
†D-Wave Quantum, Inc.	57,556	842,620
†E2open Parent Holdings, Inc.	105,643	341,227
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Five9, Inc.	48,297	$1,278,905
†Freshworks, Inc. Class A	39,809	593,552
†Gitlab, Inc. Class A	4,997	225,415
†Hut 8 Corp.	50,705	943,113
†I3 Verticals, Inc. Class A	15,067	414,041
†Intapp, Inc.	18,074	932,980
InterDigital, Inc.	13,422	3,009,615
†Life360, Inc.	6,629	432,542
†LiveRamp Holdings, Inc.	35,230	1,163,999
†Manhattan Associates, Inc.	5,228	1,032,373
†Mitek Systems, Inc.	28,262	279,794
†NCR Voyix Corp.	90,709	1,064,017
†Olo, Inc. Class A	65,620	584,018
OneSpan, Inc.	24,239	404,549
†Ooma, Inc.	15,497	199,911
†Pagaya Technologies Ltd. Class A	21,723	463,134
†PagerDuty, Inc.	27,112	414,271
Pegasystems, Inc.	12,564	680,089
†Porch Group, Inc.	48,874	576,224
Progress Software Corp.	25,493	1,627,473
†Q2 Holdings, Inc.	34,916	3,267,788
†Qualys, Inc.	13,774	1,967,891
†Rapid7, Inc.	32,843	759,659
Red Violet, Inc.	7,025	345,630
†RingCentral, Inc. Class A	40,484	1,147,721
Sapiens International Corp. NV	17,756	519,363
†SEMrush Holdings, Inc. Class A	23,179	209,770
†SoundHound AI, Inc. Class A	29,980	321,685
†Sprout Social, Inc. Class A	20,240	423,218
†SPS Commerce, Inc.	15,120	2,057,681
†Terawulf, Inc.	44,146	193,360
†UiPath, Inc. Class A	22,155	283,584
†Varonis Systems, Inc.	17,333	879,650
†Verint Systems, Inc.	38,331	753,971
†Weave Communications, Inc.	25,604	213,025
†Xperi, Inc.	29,982	237,158
†Yext, Inc.	70,492	599,182
†Zeta Global Holdings Corp. Class A	106,288	1,646,401
		56,524,078
Specialized REITs–0.55%
EPR Properties	50,021	2,914,224
Four Corners Property Trust, Inc.	6,680	179,759
Outfront Media, Inc.	76,820	1,253,702
PotlatchDeltic Corp.	4,298	164,914
Safehold, Inc.	13,419	208,800
		4,721,399
LVIP Franklin Templeton Multi-Factor Funds-30

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.33%
†Abercrombie & Fitch Co. Class A	18,365	$1,521,540
Academy Sports & Outdoors, Inc.	2,947	132,055
American Eagle Outfitters, Inc.	13,482	129,697
†Arhaus, Inc.	25,471	220,834
Arko Corp.	33,123	140,110
†Asbury Automotive Group, Inc.	3,621	863,753
†Boot Barn Holdings, Inc.	3,517	534,584
Buckle, Inc.	14,116	640,161
Build-A-Bear Workshop, Inc.	7,016	361,745
Caleres, Inc.	15,046	183,862
Gap, Inc.	75,202	1,640,156
Group 1 Automotive, Inc.	5,300	2,314,563
Haverty Furniture Cos., Inc.	7,153	145,564
†MarineMax, Inc.	13,251	333,130
Monro, Inc.	19,273	287,361
Murphy USA, Inc.	3,378	1,374,170
†National Vision Holdings, Inc.	47,415	1,091,019
†ODP Corp.	19,121	346,664
†RealReal, Inc.	62,314	298,484
†Revolve Group, Inc.	23,328	467,726
†Sally Beauty Holdings, Inc.	68,791	637,005
Shoe Carnival, Inc.	11,016	206,109
Signet Jewelers Ltd.	18,663	1,484,642
Sonic Automotive, Inc. Class A	9,298	743,189
†Stitch Fix, Inc. Class A	55,652	205,912
†ThredUp, Inc. Class A	26,221	196,395
Upbound Group, Inc.	17,381	436,263
†Urban Outfitters, Inc.	20,406	1,480,251
†Victoria's Secret & Co.	21,938	406,292
†Warby Parker, Inc. Class A	20,123	441,297
Winmark Corp.	1,865	704,243
		19,968,776
Technology Hardware, Storage & Peripherals–0.30%
†CompoSecure, Inc. Class A	15,510	218,536
†Corsair Gaming, Inc.	26,460	249,518
†Eastman Kodak Co.	37,950	214,418
†IonQ, Inc.	19,487	837,356
†Pure Storage, Inc. Class A	12,495	719,462
Xerox Holdings Corp.	65,626	345,849
		2,585,139
Textiles, Apparel & Luxury Goods–0.48%
†Crocs, Inc.	1,869	189,292
†Figs, Inc. Class A	86,340	486,958
†G-III Apparel Group Ltd.	25,376	568,422
Kontoor Brands, Inc.	7,246	478,019
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	17,103	$1,501,814
Wolverine World Wide, Inc.	48,935	884,745
		4,109,250
Tobacco–0.10%
Turning Point Brands, Inc.	11,388	862,869
		862,869
Trading Companies & Distributors–1.74%
Applied Industrial Technologies, Inc.	14,201	3,301,022
†BlueLinx Holdings, Inc.	5,168	384,396
Boise Cascade Co.	8,197	711,664
†DNOW, Inc.	66,388	984,534
†DXP Enterprises, Inc.	8,022	703,128
FTAI Aviation Ltd.	14,606	1,680,274
GATX Corp.	2,800	429,968
Global Industrial Co.	7,277	196,552
†GMS, Inc.	22,538	2,451,008
Herc Holdings, Inc.	8,087	1,064,977
†Hudson Technologies, Inc.	28,806	233,905
†MRC Global, Inc.	53,645	735,473
†NPK International, Inc.	42,744	363,751
Rush Enterprises, Inc. Class B	5,656	296,827
†Titan Machinery, Inc.	13,373	264,919
Willis Lease Finance Corp.	1,745	249,151
†Xometry, Inc. Class A	25,768	870,701
		14,922,250
Water Utilities–0.37%
American States Water Co.	14,128	1,083,052
Consolidated Water Co. Ltd.	9,452	283,749
H2O America	22,225	1,155,033
Middlesex Water Co.	11,737	635,911
		3,157,745
Wireless Telecommunication Services–0.21%
Telephone & Data Systems, Inc.	50,887	1,810,559
		1,810,559
Total Common Stock (Cost $724,205,028)		837,522,833
RIGHTS–0.01%
=†Chinook Therapeutics, Inc.	24,718	0
=†Mirati Therapeutics, Inc.	21,713	66,659
Total Rights (Cost $15,199)		66,659

LVIP Franklin Templeton Multi-Factor Funds-31

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.27%)	18,386,030	$18,386,030
Total Money Market Fund (Cost $18,386,030)		18,386,030

TOTAL INVESTMENTS–99.88% (Cost $742,606,257)	$855,975,522
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,057,657
NET ASSETS APPLICABLE TO 67,163,204 SHARES OUTSTANDING–100.00%	$857,033,179
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND STANDARD CLASS ($663,849,453 / 51,976,477 Shares)	$12.772
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND SERVICE CLASS ($193,183,726 / 15,186,727 Shares)	$12.721
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$764,565,573
Distributable earnings/(accumulated loss)	92,467,606
TOTAL NET ASSETS	$857,033,179

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,508,375 cash collateral held at broker for futures contracts, $23,782 variation margin due from broker on futures contracts,
$1,904,077 payable for fund shares redeemed, $17,070 other accrued expenses payable, $270,426 due to manager and affiliates, $237,295 due to custodian, $16,187 payable for audit fee and $18,905 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
163	CME E-mini Russell 2000 Index Futures	$17,862,355	$17,336,736	9/19/25	$525,619	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

LVIP Franklin Templeton Multi-Factor Funds-32

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-33

LVIP Franklin Templeton Multi-Factor Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$19,180,921	$9,625,865	$12,035,407	$6,286,259
Foreign taxes withheld	(2,004,559)	(1,038,532)	—	(9,294)
	17,176,362	8,587,333	12,035,407	6,276,965
EXPENSES:
Management fees	1,456,478	879,503	2,576,078	1,235,434
Distribution fees-Service Class	151,095	161,661	401,957	225,442
Shareholder servicing fees	128,398	74,239	244,227	114,632
Professional fees	79,757	36,332	38,995	29,441
Accounting and administration expenses	78,891	51,539	149,424	74,451
Custodian fees	36,359	129,072	5,867	6,808
Trustees’ fees and expenses	12,614	7,563	25,603	11,691
Pricing fees	8,817	8,890	1,162	3,582
Reports and statements to shareholders	6,968	8,446	12,130	8,034
Consulting fees	4,748	8,498	6,782	4,639
Other	13,583	9,023	24,670	12,060
	1,977,708	1,374,766	3,486,895	1,726,214
Less:
Management fees waived	(39,672)	(32,179)	(53,308)	(16,116)
Total operating expenses	1,938,036	1,342,587	3,433,587	1,710,098
NET INVESTMENT INCOME	15,238,326	7,244,746	8,601,820	4,566,867
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	38,475,139	3,372,277 *	44,972,876	(1,896,826)
Foreign currencies	56,223	(219,924)	—	—
Futures contracts	1,906,157	1,064,992	(1,284,772)	(2,134,459)
Net realized gain (loss)	40,437,519	4,217,345	43,688,104	(4,031,285)
Net change in unrealized appreciation (depreciation) of:
Investments	126,466,802	66,049,006 **	46,591,607	(9,365,706)
Foreign currencies	451,100	49,899	—	—
Futures contracts	389,634	617,578	1,807,124	1,286,562
Net change in unrealized appreciation (depreciation)	127,307,536	66,716,483	48,398,731	(8,079,144)
NET REALIZED AND UNREALIZED GAIN (LOSS)	167,745,055	70,933,828	92,086,835	(12,110,429)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$182,983,381	$78,178,574	$100,688,655	$(7,543,562)

*	Includes $542,080 foreign capital gains taxes paid.
**	Includes $(294,582) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-34

LVIP Franklin Templeton Multi-Factor Funds
Statements of Changes in Net Assets
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,238,326	$20,746,924	$7,244,746	$12,161,727	$8,601,820	$16,382,107	$4,566,867	$6,400,520
Net realized gain (loss)	40,437,519	32,378,808	4,217,345	6,237,615	43,688,104	136,724,736	(4,031,285)	37,612,548
Net change in unrealized appreciation (depreciation)	127,307,536	(22,728,661)	66,716,483	24,691,583	48,398,731	255,940,101	(8,079,144)	38,933,240
Net increase (decrease) in net assets resulting from operations	182,983,381	30,397,071	78,178,574	43,090,925	100,688,655	409,046,944	(7,543,562)	82,946,308
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(28,008,785)	—	(12,383,924)	—	(91,227,208)	—	(5,842,044)
Service Class	—	(4,172,859)	—	(3,817,260)	—	(20,389,972)	—	(1,249,405)
Return of capital:
Standard Class	—	(135,851)	—	(652,308)	—	—	—	(1,046,237)
Service Class	—	(23,942)	—	(235,901)	—	—	—	(381,971)
	—	(32,341,437)	—	(17,089,393)	—	(111,617,180)	—	(8,519,657)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,512,176	168,650,466	12,088,427	60,539,961	94,015,817	323,768,748	111,875,943	247,881,153
Service Class	8,531,185	13,958,275	4,682,931	10,278,150	20,728,650	28,328,450	20,155,003	20,817,008
Reinvestment of dividends and distributions:
Standard Class	—	28,144,636	—	13,036,232	—	91,227,208	—	6,888,281
Service Class	—	4,196,801	—	4,053,161	—	20,389,972	—	1,631,376
	24,043,361	214,950,178	16,771,358	87,907,504	114,744,467	463,714,378	132,030,946	277,217,818
Cost of shares redeemed:
Standard Class	(150,071,435)	(131,852,660)	(65,989,029)	(67,581,581)	(141,848,707)	(364,396,191)	(49,778,291)	(85,661,151)
Service Class	(22,207,671)	(26,266,759)	(14,904,812)	(28,722,195)	(31,541,312)	(89,470,538)	(11,921,840)	(44,384,371)
	(172,279,106)	(158,119,419)	(80,893,841)	(96,303,776)	(173,390,019)	(453,866,729)	(61,700,131)	(130,045,522)
Increase (decrease) in net assets derived from capital share transactions	(148,235,745)	56,830,759	(64,122,483)	(8,396,272)	(58,645,552)	9,847,649	70,330,815	147,172,296
NET INCREASE IN NET ASSETS	34,747,636	54,886,393	14,056,091	17,605,260	42,043,103	307,277,413	62,787,253	221,598,947
NET ASSETS:
Beginning of period	868,242,277	813,355,884	514,939,067	497,333,807	1,742,969,245	1,435,691,832	794,245,926	572,646,979
End of period	$902,989,913	$868,242,277	$528,995,158	$514,939,067	$1,785,012,348	$1,742,969,245	$857,033,179	$794,245,926
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-35

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.038	$8.047	$7.056	$8.247	$7.630	$8.154
Income (loss) from investment operations:
Net investment income[3]	0.153	0.221	0.230	0.333	0.363	0.187
Net realized and unrealized gain (loss)	1.678	0.096	1.094	(0.941)	0.634	(0.524)
Total from investment operations	1.831	0.317	1.324	(0.608)	0.997	(0.337)
Less dividends and distributions from:
Net investment income	—	(0.324)	(0.333)	(0.583)	(0.380)	(0.187)
Return of capital	—	(0.002)	—	—	—	—
Total dividends and distributions	—	(0.326)	(0.333)	(0.583)	(0.380)	(0.187)
Net asset value, end of period	$9.869	$8.038	$8.047	$7.056	$8.247	$7.630
Total return[4]	22.73%	3.76%	18.92%	(7.02% )	13.16%	(4.10% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$776,525	$752,932	$690,197	$629,275	$786,917	$792,063
Ratio of expenses to average net assets	0.40%	0.40%	0.41%	0.40%	0.39%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.41%	0.42%	0.41%	0.40%	0.41%
Ratio of net investment income to average net assets	3.48%	2.60%	3.03%	4.41%	4.24%	2.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.47%	2.59%	3.02%	4.40%	4.23%	2.77%
Portfolio turnover	29%	59%	127%	55%	57%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-36

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.042	$8.050	$7.059	$8.250	$7.632	$8.158
Income (loss) from investment operations:
Net investment income[3]	0.142	0.200	0.211	0.313	0.342	0.170
Net realized and unrealized gain (loss)	1.677	0.096	1.093	(0.940)	0.634	(0.527)
Total from investment operations	1.819	0.296	1.304	(0.627)	0.976	(0.357)
Less dividends and distributions from:
Net investment income	—	(0.302)	(0.313)	(0.564)	(0.358)	(0.169)
Return of capital	—	(0.002)	—	—	—	—
Total dividends and distributions	—	(0.304)	(0.313)	(0.564)	(0.358)	(0.169)
Net asset value, end of period	$9.861	$8.042	$8.050	$7.059	$8.250	$7.632
Total return[4]	22.58%	3.51%	18.62%	(7.24% )	12.87%	(4.34% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,465	$115,310	$123,159	$123,499	$143,998	$142,374
Ratio of expenses to average net assets	0.65%	0.65%	0.66%	0.65%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.67%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	3.23%	2.35%	2.78%	4.16%	3.99%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.22%	2.34%	2.77%	4.15%	3.98%	2.52%
Portfolio turnover	29%	59%	127%	55%	57%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-37

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.721	$7.331	$6.889	$8.755	$8.528	$8.581
Income (loss) from investment operations:
Net investment income[3]	0.116	0.193	0.167	0.420	0.437	0.293
Net realized and unrealized gain (loss)	1.157	0.467	0.516	(1.488)	0.309	(0.075)
Total from investment operations	1.273	0.660	0.683	(1.068)	0.746	0.218
Less dividends and distributions from:
Net investment income	—	(0.256)	(0.241)	(0.798)	(0.519)	(0.271)
Return of capital	—	(0.014)	—	—	—	—
Total dividends and distributions	—	(0.270)	(0.241)	(0.798)	(0.519)	(0.271)
Net asset value, end of period	$8.994	$7.721	$7.331	$6.889	$8.755	$8.528
Total return[4]	16.50%	8.90%	10.04%	(11.83% )	8.79%	2.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$391,537	$387,244	$362,665	$315,155	$408,291	$431,292
Ratio of expenses to average net assets	0.46%	0.46%	0.50%	0.46%	0.47%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.47%	0.51%	0.47%	0.48%	0.45%
Ratio of net investment income to average net assets	2.89%	2.46%	2.33%	5.38%	4.71%	4.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.88%	2.45%	2.32%	5.37%	4.70%	3.99%
Portfolio turnover	23%	47%	126%	62%	59%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-38

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.725	$7.335	$6.892	$8.758	$8.530	$8.585
Income (loss) from investment operations:
Net investment income[3]	0.106	0.173	0.149	0.401	0.414	0.275
Net realized and unrealized gain (loss)	1.158	0.467	0.516	(1.488)	0.309	(0.078)
Total from investment operations	1.264	0.640	0.665	(1.087)	0.723	0.197
Less dividends and distributions from:
Net investment income	—	(0.236)	(0.222)	(0.779)	(0.495)	(0.252)
Return of capital	—	(0.014)	—	—	—	—
Total dividends and distributions	—	(0.250)	(0.222)	(0.779)	(0.495)	(0.252)
Net asset value, end of period	$8.989	$7.725	$7.335	$6.892	$8.758	$8.530
Total return[4]	16.36%	8.64%	9.76%	(12.05% )	8.51%	2.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$137,458	$127,695	$134,669	$139,661	$173,501	$178,453
Ratio of expenses to average net assets	0.71%	0.71%	0.75%	0.71%	0.72%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.76%	0.72%	0.73%	0.70%
Ratio of net investment income to average net assets	2.64%	2.21%	2.08%	5.13%	4.46%	3.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.63%	2.20%	2.07%	5.12%	4.45%	3.74%
Portfolio turnover	23%	47%	126%	62%	59%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-39

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$14.816	$12.329	$11.945	$14.648	$12.917	$13.128
Income (loss) from investment operations:
Net investment income[3]	0.078	0.145	0.198	0.315	0.289	0.313
Net realized and unrealized gain (loss)	0.838	3.302	1.760	(1.762)	3.746	0.032
Total from investment operations	0.916	3.447	1.958	(1.447)	4.035	0.345
Less dividends and distributions from:
Net investment income	—	(0.151)	(0.192)	(0.387)	(0.357)	(0.322)
Net realized gain	—	(0.809)	(1.382)	(0.869)	(1.947)	(0.234)
Total dividends and distributions	—	(0.960)	(1.574)	(1.256)	(2.304)	(0.556)
Net asset value, end of period	$15.732	$14.816	$12.329	$11.945	$14.648	$12.917
Total return[4]	6.18%	27.99%	17.39%	(9.97% )	31.88%	2.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,442,711	$1,409,834	$1,122,286	$967,304	$1,315,104	$1,182,576
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.35%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.37%	0.37%	0.36%	0.37%
Ratio of net investment income to average net assets	1.07%	1.02%	1.62%	2.36%	1.88%	2.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.06%	1.01%	1.61%	2.35%	1.87%	2.75%
Portfolio turnover	27%	63%	132%	59%	55%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-40

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$14.764	$12.289	$11.914	$14.612	$12.890	$13.106
Income (loss) from investment operations:
Net investment income[3]	0.059	0.109	0.166	0.280	0.250	0.284
Net realized and unrealized gain (loss)	0.835	3.288	1.752	(1.757)	3.736	0.027
Total from investment operations	0.894	3.397	1.918	(1.477)	3.986	0.311
Less dividends and distributions from:
Net investment income	—	(0.113)	(0.161)	(0.352)	(0.317)	(0.293)
Net realized gain	—	(0.809)	(1.382)	(0.869)	(1.947)	(0.234)
Total dividends and distributions	—	(0.922)	(1.543)	(1.221)	(2.264)	(0.527)
Net asset value, end of period	$15.658	$14.764	$12.289	$11.914	$14.612	$12.890
Total return[4]	6.06%	27.68%	17.09%	(10.20% )	31.54%	2.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$342,302	$333,136	$313,406	$309,442	$392,417	$342,834
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.60%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.62%	0.62%	0.61%	0.62%
Ratio of net investment income to average net assets	0.82%	0.77%	1.37%	2.11%	1.63%	2.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.81%	0.76%	1.36%	2.10%	1.62%	2.50%
Portfolio turnover	27%	63%	132%	59%	55%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-41

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.889	$11.508	$10.696	$13.179	$13.190	$12.754
Income (loss) from investment operations:
Net investment income[3]	0.074	0.123	0.169	0.307	0.254	0.196
Net realized and unrealized gain (loss)	(0.191)	1.404	1.411	(1.919)	4.003	0.546
Total from investment operations	(0.117)	1.527	1.580	(1.612)	4.257	0.742
Less dividends and distributions from:
Net investment income	—	(0.120)	(0.174)	(0.429)	(0.316)	(0.266)
Net realized gain	—	—	(0.588)	(0.442)	(3.864)	—
Return of capital	—	(0.026)	(0.006)	—	(0.088)	(0.040)
Total dividends and distributions	—	(0.146)	(0.768)	(0.871)	(4.268)	(0.306)
Net asset value, end of period	$12.772	$12.889	$11.508	$10.696	$13.179	$13.190
Total return[4]	(0.91% )	13.19%	15.54%	(12.45% )	33.66%	5.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$663,849	$608,114	$385,531	$250,501	$299,487	$265,377
Ratio of expenses to average net assets	0.38%	0.38%	0.39%	0.39%	0.38%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.38%	0.38%	0.40%	0.40%	0.39%	0.41%
Ratio of net investment income to average net assets	1.21%	0.98%	1.56%	2.57%	1.54%	1.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.21%	0.98%	1.55%	2.56%	1.53%	1.89%
Portfolio turnover	23%	50%	121%	71%	76%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-42

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.853	$11.478	$10.672	$13.149	$13.168	$12.740
Income (loss) from investment operations:
Net investment income[3]	0.058	0.091	0.142	0.276	0.212	0.171
Net realized and unrealized gain (loss)	(0.190)	1.397	1.405	(1.914)	3.996	0.537
Total from investment operations	(0.132)	1.488	1.547	(1.638)	4.208	0.708
Less dividends and distributions from:
Net investment income	—	(0.088)	(0.147)	(0.397)	(0.276)	(0.244)
Net realized gain	—	—	(0.588)	(0.442)	(3.864)	—
Return of capital	—	(0.025)	(0.006)	—	(0.087)	(0.036)
Total dividends and distributions	—	(0.113)	(0.741)	(0.839)	(4.227)	(0.280)
Net asset value, end of period	$12.721	$12.853	$11.478	$10.672	$13.149	$13.168
Total return[4]	(1.03% )	12.91%	15.25%	(12.67% )	33.32%	5.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,184	$186,132	$187,116	$173,979	$224,286	$177,033
Ratio of expenses to average net assets	0.63%	0.63%	0.64%	0.64%	0.63%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.63%	0.65%	0.65%	0.64%	0.66%
Ratio of net investment income to average net assets	0.96%	0.73%	1.31%	2.32%	1.29%	1.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.96%	0.73%	1.30%	2.31%	1.28%	1.64%
Portfolio turnover	23%	50%	121%	71%	76%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-43

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company.  The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) or may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in
LVIP Franklin Templeton Multi-Factor Funds-44

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Franklin Templeton Multi-Factor International Equity Fund is $1,467,541 and $1,466,017 and for LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund is $206,454 and $205,473 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Funds in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2025.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LFI receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LVIP Franklin Templeton Multi-Factor Funds-45

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Administrative	$37,451	$21,769	$71,967	$33,551
Legal	5,707	3,318	10,969	5,113
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Printing and mailing	$2,034	$4,849	$3,249	$3,554
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Franklin Templeton Multi-Factor Funds-46

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Management fees payable to LFI	$235,870	$141,363	$427,948	$211,593
Distribution fees payable to LFD	25,737	27,639	68,676	38,886
Printing and mailing fees payable to Lincoln Life	17	517	90	29
Shareholder servicing fees payable to Lincoln Life	21,376	12,387	41,428	19,918
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Purchases	$251,842,620	$115,571,830	$461,861,981	$248,857,316
Sales	376,524,972	170,043,800	517,865,518	178,246,834
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Cost of investments and derivatives	$708,006,233	$418,166,810	$1,241,888,300	$742,606,257
Aggregate unrealized appreciation of investments and derivatives	$206,627,871	$134,345,463	$560,619,427	$185,427,859
Aggregate unrealized depreciation of investments and derivatives	(16,996,087)	(21,313,287)	(17,645,300)	(71,532,975)
Net unrealized appreciation of investments and derivatives	$189,631,784	$113,032,176	$542,974,127	$113,894,884
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Franklin Templeton Multi-Factor Funds-47

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$46,270,918	$—	$46,270,918
Austria	—	5,211,367	—	5,211,367
Belgium	—	5,168,879	—	5,168,879
China	—	2,091,327	—	2,091,327
Denmark	—	24,216,895	—	24,216,895
Finland	—	5,845,684	—	5,845,684
France	—	87,264,863	—	87,264,863
Germany	—	89,195,461	—	89,195,461
Hong Kong	1,006,006	18,845,069	—	19,851,075
Ireland	3,996,018	1,360,144	—	5,356,162
Israel	4,055,624	9,040,227	—	13,095,851
Italy	—	29,064,475	—	29,064,475
Japan	—	192,427,207	—	192,427,207
Luxembourg	—	3,864,006	—	3,864,006
Macau	—	912,882	—	912,882
Netherlands	—	38,213,479	—	38,213,479
New Zealand	—	1,546,096	—	1,546,096
Norway	1,026,973	10,644,540	—	11,671,513
Poland	—	914,029	—	914,029
Singapore	—	9,076,785	—	9,076,785
Spain	4,459,568	42,090,652	—	46,550,220
Sweden	7,655,751	10,496,428	—	18,152,179
Switzerland	—	84,872,742	—	84,872,742
Thailand	3,742,596	—	—	3,742,596
United Kingdom	—	136,155,059	—	136,155,059
United States	401,562	—	—	401,562
Preferred Stock	—	2,447,014	—	2,447,014
Money Market Fund	13,860,093	—	—	13,860,093
Total Investments	$40,204,191	$857,236,228	$—	$897,440,419
Derivatives:

Assets:
Futures Contract	$197,598	$—	$—	$197,598
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-48

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$15,110,315	$—	$—	$15,110,315
Chile	2,380,439	—	—	2,380,439
China	3,862,314	136,038,118	—	139,900,432
Colombia	—	615,635	—	615,635
Czech Republic	761,113	551,367	—	1,312,480
Egypt	106,939	711,509	—	818,448
Greece	1,699,701	848,664	—	2,548,365
Hong Kong	—	4,154,730	—	4,154,730
Hungary	1,227,456	3,070,290	—	4,297,746
India	519,253	93,315,206	—	93,834,459
Indonesia	—	6,161,462	—	6,161,462
Ireland	3,390,984	—	—	3,390,984
Kuwait	586,134	—	—	586,134
Malaysia	—	4,322,186	—	4,322,186
Mexico	10,330,884	—	—	10,330,884
Netherlands	391,882	—	—	391,882
Philippines	810,188	1,948,054	—	2,758,242
Poland	—	7,558,508	—	7,558,508
Qatar	798,106	3,834,200	—	4,632,306
Republic of Korea	—	61,963,204	—	61,963,204
Russia	—	—	— *	—
Saudi Arabia	2,009,818	16,746,790	—	18,756,608
South Africa	6,250,632	10,674,403	—	16,925,035
Taiwan	—	88,413,530	—	88,413,530
Thailand	—	6,161,314	—	6,161,314
Turkey	113,605	3,602,518	—	3,716,123
United Arab Emirates	2,511,203	7,893,076	—	10,404,279
United Kingdom	—	116,396	—	116,396
United States	—	2,406,247	—	2,406,247
Preferred Stocks	8,933,956	—	—	8,933,956
Money Market Fund	7,981,222	—	—	7,981,222
Total Investments	$69,776,144	$461,107,407	$—	$530,883,551
Derivatives:

Assets:
Futures Contract	$315,435	$—	$—	$315,435

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2025, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-49

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,754,174,480	$—	$—	$1,754,174,480
Money Market Fund	29,647,322	—	—	29,647,322
Total Investments	$1,783,821,802	$—	$—	$1,783,821,802
Derivatives:

Assets:
Futures Contract	$1,040,625	$—	$—	$1,040,625
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$16,934,869	$—	$—	$16,934,869
Air Freight & Logistics	824,157	—	—	824,157
Automobile Components	9,588,263	—	—	9,588,263
Automobiles	2,616,256	—	—	2,616,256
Banks	79,996,327	—	—	79,996,327
Beverages	2,842,604	—	—	2,842,604
Biotechnology	68,082,822	—	—	68,082,822
Broadline Retail	956,265	—	—	956,265
Building Products	9,536,477	—	—	9,536,477
Capital Markets	19,391,580	—	—	19,391,580
Chemicals	11,897,732	—	—	11,897,732
Commercial Services & Supplies	12,327,698	—	—	12,327,698
Communications Equipment	6,012,025	—	—	6,012,025
Construction & Engineering	14,381,987	—	—	14,381,987
Construction Materials	1,685,735	—	—	1,685,735
Consumer Finance	8,702,297	—	—	8,702,297
Consumer Staples Distribution & Retail	8,995,936	—	—	8,995,936
Containers & Packaging	1,638,974	—	—	1,638,974
Distributors	245,964	—	—	245,964
Diversified Consumer Services	12,101,911	—	—	12,101,911
Diversified REITs	5,419,725	—	—	5,419,725
Diversified Telecommunication Services	6,064,633	—	—	6,064,633
Electric Utilities	6,014,570	—	—	6,014,570
Electrical Equipment	25,583,403	—	—	25,583,403
Electronic Equipment, Instruments & Components	26,893,610	—	—	26,893,610
Energy Equipment & Services	13,711,483	—	—	13,711,483
Entertainment	4,718,937	—	—	4,718,937
Financial Services	27,362,138	—	—	27,362,138
Food Products	6,619,021	—	—	6,619,021
Gas Utilities	8,153,506	—	—	8,153,506
Ground Transportation	3,712,700	—	—	3,712,700
Health Care Equipment & Supplies	26,073,087	—	— *	26,073,087
Health Care Providers & Services	22,736,526	—	—	22,736,526
Health Care REITs	8,014,512	—	—	8,014,512
Health Care Technology	4,278,680	—	—	4,278,680
Hotel & Resort REITs	5,989,703	—	—	5,989,703
Hotels, Restaurants & Leisure	13,909,030	—	—	13,909,030
Household Durables	12,290,211	—	—	12,290,211
Household Products	1,940,718	—	—	1,940,718
LVIP Franklin Templeton Multi-Factor Funds-50

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$1,588,300	$—	$—	$1,588,300
Industrial REITs	2,565,331	—	—	2,565,331
Insurance	15,195,262	—	—	15,195,262
Interactive Media & Services	6,793,942	—	—	6,793,942
IT Services	5,413,792	—	—	5,413,792
Leisure Products	3,147,890	—	—	3,147,890
Life Sciences Tools & Services	4,178,759	—	—	4,178,759
Machinery	27,704,802	—	—	27,704,802
Marine Transportation	1,239,138	—	—	1,239,138
Media	6,286,416	—	—	6,286,416
Metals & Mining	14,890,296	—	—	14,890,296
Mortgage Real Estate Investment Trusts (REITs)	5,773,043	—	—	5,773,043
Multi-Utilities	2,854,273	—	—	2,854,273
Office REITs	7,187,230	—	—	7,187,230
Oil, Gas & Consumable Fuels	21,382,716	—	—	21,382,716
Paper & Forest Products	827,677	—	—	827,677
Passenger Airlines	4,029,687	—	—	4,029,687
Personal Care Products	2,373,449	—	—	2,373,449
Pharmaceuticals	16,861,948	—	—	16,861,948
Professional Services	19,419,890	—	—	19,419,890
Real Estate Management & Development	5,976,994	—	—	5,976,994
Residential REITs	3,646,422	—	—	3,646,422
Retail REITs	8,116,222	—	—	8,116,222
Semiconductors & Semiconductor Equipment	23,161,217	—	—	23,161,217
Software	56,524,078	—	—	56,524,078
Specialized REITs	4,721,399	—	—	4,721,399
Specialty Retail	19,968,776	—	—	19,968,776
Technology Hardware, Storage & Peripherals	2,585,139	—	—	2,585,139
Textiles, Apparel & Luxury Goods	4,109,250	—	—	4,109,250
Tobacco	862,869	—	—	862,869
Trading Companies & Distributors	14,922,250	—	—	14,922,250
Water Utilities	3,157,745	—	—	3,157,745
Wireless Telecommunication Services	1,810,559	—	—	1,810,559
Rights	—	—	66,659	66,659
Money Market Fund	18,386,030	—	—	18,386,030
Total Investments	$855,908,863	$—	$66,659	$855,975,522
Derivatives:

Assets:
Futures Contract	$525,619	$—	$—	$525,619

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
LVIP Franklin Templeton Multi-Factor Funds-51

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Rights	$66,659	Enterprise Value	Deal Terms	#
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Rights	74,345	—	—	(49,436)	—	—	—	39,796	1,954	66,659	1,954
Total	$74,345	$—	$—	$(49,436)	$—	— $	$—	$39,796	$1,954	$66,659	$1,954
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	1,766,796	20,185,369	1,485,262	7,680,254	6,333,577	23,359,441
Service Class	958,030	1,643,030	584,673	1,327,144	1,430,444	2,000,081
Shares reinvested:
Standard Class	—	3,341,219	—	1,635,431	—	6,092,723
Service Class	—	497,137	—	508,253	—	1,367,777
	2,724,826	25,666,755	2,069,935	11,151,082	7,764,021	32,820,022
Shares redeemed:
Standard Class	(16,758,834)	(15,621,351)	(8,111,657)	(8,631,272)	(9,784,284)	(25,329,814)
Service Class	(2,473,352)	(3,099,124)	(1,822,027)	(3,666,635)	(2,132,511)	(6,306,301)
	(19,232,186)	(18,720,475)	(9,933,684)	(12,297,907)	(11,916,795)	(31,636,115)
Net increase (decrease)	(16,507,360)	6,946,280	(7,863,749)	(1,146,825)	(4,152,774)	1,183,907

LVIP Franklin Templeton Multi-Factor Funds-52

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	8,943,119	19,986,726
Service Class	1,666,073	1,658,554
Shares reinvested:
Standard Class	—	500,820
Service Class	—	118,931
	10,609,192	22,265,031
Shares redeemed:
Standard Class	(4,148,102)	(6,807,151)
Service Class	(961,246)	(3,598,060)
	(5,109,348)	(10,405,211)
Net increase	5,499,844	11,859,820
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, each Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$197,598	Receivables and other assets net of liabilities	$—
LVIP Franklin Templeton Multi-Factor Funds-53

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,906,157	$389,634
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$315,435	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,064,992	$617,578
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,040,625	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,284,772)	$1,807,124
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$525,619	Receivables and other assets net of liabilities	$—
LVIP Franklin Templeton Multi-Factor Funds-54

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,134,459)	$1,286,562
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2025.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Franklin Templeton Multi-Factor International Equity Fund	$12,641,734
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	7,678,714
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	25,131,186
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	14,921,454
7. Risk Factors
Some countries in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statues to terrorism, governmental collapse, regional conflicts and war. Investing in Foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
LVIP Franklin Templeton Multi-Factor Funds-55

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions  - both in Europe and globally  - cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions.
The LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2025. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Franklin Templeton Multi-Factor Funds-56

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Global Allocation Managed Risk Funds

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.52%
INVESTMENT COMPANIES–97.52%
Equity Funds–30.49%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	459,365	$31,569,873
LVIP BlackRock Equity Dividend Fund	1,359,025	35,728,757
LVIP Channing Small Cap Value Fund	251,139	3,046,563
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,355,079	37,050,109
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	970,462	12,394,743
LVIP Macquarie Mid Cap Value Fund	322,309	14,572,232
LVIP SSGA Mid-Cap Index Fund	1,085,361	14,156,363
LVIP SSGA Nasdaq-100 Index Fund	113,466	1,811,484
LVIP SSGA S&P 500 Index Fund	1,481,891	47,675,390
LVIP SSGA Small-Cap Index Fund	236,876	7,616,997
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	413,636	14,798,662
		220,421,173
Fixed Income Funds–57.26%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,474,047	13,826,559
LVIP JPMorgan Core Bond Fund	20,391,421	204,423,997
LVIP JPMorgan High Yield Fund	1,903,762	19,473,578
LVIP Macquarie Bond Fund	12,865,770	151,777,488
LVIP SSGA Bond Index Fund	2,405,069	24,413,860
		413,915,482
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.15%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	134,696	$1,066,923
		1,066,923
International Equity Funds–9.62%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,234,795	12,181,249
LVIP Loomis Sayles Global Growth Fund	351,049	7,174,738
LVIP MFS International Growth Fund	737,565	16,731,667
LVIP Mondrian International Value Fund	952,302	19,488,856
LVIP SSGA International Index Fund	1,113,895	14,007,235
		69,583,745
Total Affiliated Investments (Cost $579,829,256)		704,987,323

UNAFFILIATED INVESTMENT–2.32%
INVESTMENT COMPANY–2.32%
Money Market Fund–2.32%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	16,781,527	16,781,527
Total Unaffiliated Investment (Cost $16,781,527)		16,781,527

TOTAL INVESTMENTS–99.84% (Cost $596,610,783)	721,768,850
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,139,992
NET ASSETS APPLICABLE TO 57,574,581 SHARES OUTSTANDING–100.00%	$722,908,842

✧✧Standard Class shares.
LVIP Global Allocation Managed Risk Funds-1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	CME Australian Dollar Currency Futures	$329,475	$325,804	9/15/25	$3,671	$—
7	CME British Pound Currency Futures	600,469	590,631	9/15/25	9,838	—
11	CME Euro Foreign Exchange Currency Futures	1,627,450	1,582,180	9/15/25	45,270	—
8	CME Japanese Yen Currency Futures	699,450	696,956	9/15/25	2,494	—
					61,273	—
Equity Contracts:
12	CME E-mini Russell 2000 Index Futures	1,315,020	1,271,082	9/19/25	43,938	—
32	CME E-mini S&P 500 Index Futures	10,006,000	9,652,424	9/19/25	353,576	—
11	CME E-mini S&P MidCap 400 Index Futures	3,438,050	3,334,178	9/19/25	103,872	—
24	Eurex EURO STOXX 50 Futures	1,505,986	1,495,119	9/19/25	10,867	—
5	FTSE 100 Index Futures	603,245	607,847	9/19/25	—	(4,602)
1	ICE U.S. MSCI Emerging Markets Index Futures	61,675	60,461	9/19/25	1,214	—
4	OML Stockholm OMXS30 Index Futures	105,402	104,284	7/18/25	1,118	—
2	SFE S&P ASX Share Price Index 200 Futures	280,932	280,966	9/18/25	—	(34)
4	TSE TOPIX Futures	793,167	777,199	9/11/25	15,968	—
					530,553	(4,636)
Total Futures Contracts					$591,826	$(4,636)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-2

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Equity Funds–40.49%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	2,667,145	$183,299,534
LVIP BlackRock Equity Dividend Fund	8,816,521	231,786,334
LVIP Channing Small Cap Value Fund	2,062,666	25,022,204
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	20,568,632	323,585,711
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,638,342	84,784,907
LVIP Macquarie Mid Cap Value Fund	2,875,117	129,989,778
LVIP SSGA Mid-Cap Index Fund	6,528,461	85,150,723
LVIP SSGA Nasdaq-100 Index Fund	1,086,551	17,346,793
LVIP SSGA S&P 500 Index Fund	15,066,657	484,724,501
LVIP SSGA Small-Cap Index Fund	2,199,520	70,727,752
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,689,874	132,012,622
		1,768,430,859
Fixed Income Funds–37.55%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	11,027,355	103,436,592
LVIP JPMorgan Core Bond Fund	75,669,016	758,581,889
LVIP JPMorgan High Yield Fund	9,853,070	100,787,053
LVIP Macquarie Bond Fund	43,963,958	518,642,810
LVIP SSGA Bond Index Fund	15,627,705	158,636,830
		1,640,085,174
Global Equity Fund–0.59%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	3,224,204	25,538,918
		25,538,918
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,238,558	$56,109,592
LVIP Franklin Templeton Multi-Factor International Equity Fund	8,045,052	79,364,441
LVIP Loomis Sayles Global Growth Fund	4,202,068	85,881,858
LVIP MFS International Growth Fund	7,606,739	172,558,869
LVIP Mondrian International Value Fund	10,014,245	204,941,521
LVIP SSGA Emerging Markets Equity Index Fund	7,286,822	87,609,459
LVIP SSGA International Index Fund	9,263,698	116,491,004
		802,956,744
Total Affiliated Investments (Cost $3,114,888,478)		4,237,011,695

UNAFFILIATED INVESTMENT–2.78%
INVESTMENT COMPANY–2.78%
Money Market Fund–2.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	121,571,483	121,571,483
Total Unaffiliated Investment (Cost $121,571,483)		121,571,483

TOTAL INVESTMENTS–99.80% (Cost $3,236,459,961)	4,358,583,178
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	8,612,604
NET ASSETS APPLICABLE TO 309,752,762 SHARES OUTSTANDING–100.00%	$4,367,195,782

✧✧Standard Class shares.
LVIP Global Allocation Managed Risk Funds-3

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
27	CME Australian Dollar Currency Futures	$1,779,165	$1,758,937	9/15/25	$20,228	$—
58	CME British Pound Currency Futures	4,975,313	4,893,796	9/15/25	81,517	—
74	CME Euro Foreign Exchange Currency Futures	10,948,300	10,643,757	9/15/25	304,543	—
59	CME Japanese Yen Currency Futures	5,158,445	5,140,791	9/15/25	17,654	—
3	CME Swedish Krona Currency Futures	636,751	629,252	9/15/25	7,499	—
					431,441	—
Equity Contracts:
82	CME E-mini Russell 2000 Index Futures	8,985,970	8,685,706	9/19/25	300,264	—
214	CME E-mini S&P 500 Index Futures	66,915,125	64,550,554	9/19/25	2,364,571	—
67	CME E-mini S&P MidCap 400 Index Futures	20,940,850	20,308,155	9/19/25	632,695	—
213	Eurex EURO STOXX 50 Futures	13,365,629	13,269,181	9/19/25	96,448	—
38	FTSE 100 Index Futures	4,584,663	4,619,637	9/19/25	—	(34,974)
141	ICE U.S. MSCI Emerging Markets Index Futures	8,696,175	8,533,931	9/19/25	162,244	—
33	OML Stockholm OMXS30 Index Futures	869,569	860,349	7/18/25	9,220	—
19	SFE S&P ASX Share Price Index 200 Futures	2,668,849	2,669,486	9/18/25	—	(637)
33	TSE TOPIX Futures	6,543,627	6,411,893	9/11/25	131,734	—
					3,697,176	(35,611)
Total Futures Contracts					$4,128,617	$(35,611)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-4

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Equity Funds–45.17%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	2,959,012	$203,358,082
LVIP BlackRock Equity Dividend Fund	10,614,107	279,044,883
LVIP Channing Small Cap Value Fund	3,179,026	38,564,770
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	28,396,839	446,739,068
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,157,337	104,185,511
LVIP Macquarie Mid Cap Value Fund	2,963,191	133,971,787
LVIP SSGA Mid-Cap Index Fund	15,849,135	206,720,268
LVIP SSGA Nasdaq-100 Index Fund	2,336,551	37,303,028
LVIP SSGA S&P 500 Index Fund	22,108,754	711,282,819
LVIP SSGA Small-Cap Index Fund	4,086,784	131,414,623
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,802,880	136,055,639
		2,428,640,478
Fixed Income Funds–27.93%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	8,130,516	76,264,242
LVIP JPMorgan Core Bond Fund	74,930,040	751,173,652
LVIP JPMorgan High Yield Fund	13,752,119	140,670,425
LVIP Macquarie Bond Fund	38,721,148	456,793,384
LVIP SSGA Bond Index Fund	7,580,505	76,949,707
		1,501,851,410
Global Equity Fund–0.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,622,362	36,613,726
		36,613,726
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	7,371,170	$66,296,306
LVIP Franklin Templeton Multi-Factor International Equity Fund	14,775,211	145,757,457
LVIP Loomis Sayles Global Growth Fund	5,163,595	105,533,549
LVIP MFS International Growth Fund	11,586,172	262,832,305
LVIP Mondrian International Value Fund	14,767,019	302,207,046
LVIP SSGA Emerging Markets Equity Index Fund	9,172,543	110,281,480
LVIP SSGA International Index Fund	20,414,667	256,714,445
		1,249,622,588
Total Affiliated Investments (Cost $3,708,326,317)		5,216,728,202

UNAFFILIATED INVESTMENT–2.79%
INVESTMENT COMPANY–2.79%
Money Market Fund–2.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	149,862,843	149,862,843
Total Unaffiliated Investment (Cost $149,862,843)		149,862,843

TOTAL INVESTMENTS–99.81% (Cost $3,858,189,160)	5,366,591,045
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	10,152,323
NET ASSETS APPLICABLE TO 382,713,866 SHARES OUTSTANDING–100.00%	$5,376,743,368

✧✧Standard Class shares.
LVIP Global Allocation Managed Risk Funds-5

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
52	CME Australian Dollar Currency Futures	$3,426,540	$3,387,270	9/15/25	$39,270	$—
86	CME British Pound Currency Futures	7,377,188	7,256,319	9/15/25	120,869	—
130	CME Euro Foreign Exchange Currency Futures	19,233,500	18,698,491	9/15/25	535,009	—
98	CME Japanese Yen Currency Futures	8,568,262	8,538,573	9/15/25	29,689	—
5	CME Swedish Krona Currency Futures	1,061,250	1,048,004	9/15/25	13,246	—
					738,083	—
Equity Contracts:
115	CME E-mini Russell 2000 Index Futures	12,602,275	12,181,174	9/19/25	421,101	—
225	CME E-mini S&P 500 Index Futures	70,354,688	67,868,579	9/19/25	2,486,109	—
74	CME E-mini S&P MidCap 400 Index Futures	23,128,700	22,429,881	9/19/25	698,819	—
280	Eurex EURO STOXX 50 Futures	17,569,840	17,443,055	9/19/25	126,785	—
54	FTSE 100 Index Futures	6,515,048	6,564,748	9/19/25	—	(49,700)
132	ICE U.S. MSCI Emerging Markets Index Futures	8,141,100	7,989,174	9/19/25	151,926	—
49	OML Stockholm OMXS30 Index Futures	1,291,177	1,275,921	7/18/25	15,256	—
24	SFE S&P ASX Share Price Index 200 Futures	3,371,177	3,371,192	9/18/25	—	(15)
43	TSE TOPIX Futures	8,526,544	8,354,884	9/11/25	171,660	—
					4,071,656	(49,715)
Total Futures Contracts					$4,809,739	$(49,715)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-6

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$704,987,323	$4,237,011,695	$5,216,728,202
Unaffiliated investments, at value	16,781,527	121,571,483	149,862,843
Cash collateral held at broker for futures contracts	1,331,966	9,543,821	11,286,405
Receivable for fund shares sold	638,158	235,200	497,812
Receivable for securities sold	168,855	2,495,677	2,315,943
Dividends and interest receivable	79,758	550,879	680,968
Variation margin due from broker on futures contracts	62,689	438,430	535,120
Prepaid expenses	1,730	10,423	12,749
TOTAL ASSETS	724,052,006	4,371,857,608	5,381,920,042
LIABILITIES:
Payable for fund shares redeemed	811,343	2,808,063	2,885,383
Due to manager and affiliates	288,125	1,780,537	2,209,255
Other accrued expenses payable	15,971	45,073	53,766
Payable for audit fee	14,033	14,033	14,033
Payable for fund accounting fee	13,692	14,120	14,237
TOTAL LIABILITIES	1,143,164	4,661,826	5,176,674
TOTAL NET ASSETS	$722,908,842	$4,367,195,782	$5,376,743,368
Affiliated investments, at cost	$579,829,256	$3,114,888,478	$3,708,326,317
Unaffiliated investments, at cost	16,781,527	121,571,483	149,862,843
Standard Class:
Net Assets	$87,006,830	$204,054,066	$255,154,719
Shares Outstanding	6,920,626	14,452,779	18,143,288
Net Asset Value Per Share	$12.572	$14.119	$14.063
Service Class:
Net Assets	$635,902,012	$4,163,141,716	$5,121,588,649
Shares Outstanding	50,653,955	295,299,983	364,570,578
Net Asset Value Per Share	$12.554	$14.098	$14.048
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$669,375,988	$3,716,583,227	$4,422,223,949
Distributable earnings/(accumulated loss)	53,532,854	650,612,555	954,519,419
TOTAL NET ASSETS	$722,908,842	$4,367,195,782	$5,376,743,368
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-7

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2025 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$449,540	$3,142,493	$3,825,977
EXPENSES:
Management fees	907,021	5,417,462	6,622,212
Distribution fees-Service Class	798,850	5,172,122	6,315,994
Shareholder servicing fees	105,215	628,426	768,177
Accounting and administration expenses	56,737	238,938	287,261
Professional fees	25,823	65,479	75,975
Trustees’ fees and expenses	11,091	66,170	80,731
Reports and statements to shareholders	7,906	35,802	40,376
Custodian fees	7,103	14,421	14,826
Consulting fees	3,874	5,118	5,453
Pricing fees	460	497	494
Other	10,271	48,124	58,205
	1,934,351	11,692,559	14,269,704
Less:
Management fees waived	(36,281)	(325,048)	(264,888)
Total operating expenses	1,898,070	11,367,511	14,004,816
NET INVESTMENT LOSS	(1,448,530)	(8,225,018)	(10,178,839)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	6,448,026	50,305,882	86,673,822
Foreign currencies	(7,358)	(63,503)	(43,444)
Futures contracts	(9,976,346)	(99,882,397)	(94,595,895)
Net realized loss	(3,535,678)	(49,640,018)	(7,965,517)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	31,816,694	227,678,880	288,135,751
Foreign currencies	13,272	109,778	140,457
Futures contracts	1,325,196	9,402,829	11,224,980
Net change in unrealized appreciation (depreciation)	33,155,162	237,191,487	299,501,188
NET REALIZED AND UNREALIZED GAIN	29,619,484	187,551,469	291,535,671
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,170,954	$179,326,451	$281,356,832
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-8

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,448,530)	$21,770,558	$(8,225,018)	$103,963,554	$(10,178,839)	$115,796,949
Net realized gain (loss)	(3,535,678)	37,463,468	(49,640,018)	280,695,191	(7,965,517)	377,836,011
Net change in unrealized appreciation (depreciation)	33,155,162	(1,452,033)	237,191,487	62,257,314	299,501,188	103,543,996
Net increase in net assets resulting from operations	28,170,954	57,781,993	179,326,451	446,916,059	281,356,832	597,176,956
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,206,789)	—	(7,460,229)	—	(9,062,410)
Service Class	—	(22,915,360)	—	(151,276,312)	—	(178,120,117)
Return of capital:
Standard Class	—	(367,413)	—	—	—	—
Service Class	—	(2,928,757)	—	—	—	—
	—	(29,418,319)	—	(158,736,541)	—	(187,182,527)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,673,040	12,557,548	17,868,347	28,913,702	13,922,936	46,270,478
Service Class	7,458,763	18,596,048	14,138,840	36,374,015	12,281,132	33,460,338
Reinvestment of dividends and distributions:
Standard Class	—	3,574,202	—	7,460,229	—	9,062,410
Service Class	—	25,844,117	—	151,276,312	—	178,120,117
	13,131,803	60,571,915	32,007,187	224,024,258	26,204,068	266,913,343
Cost of shares redeemed:
Standard Class	(9,285,531)	(18,084,720)	(22,147,140)	(38,413,121)	(22,172,760)	(58,205,581)
Service Class	(64,839,559)	(134,019,298)	(337,127,489)	(702,216,797)	(410,235,914)	(922,020,817)
	(74,125,090)	(152,104,018)	(359,274,629)	(740,629,918)	(432,408,674)	(980,226,398)
Decrease in net assets derived from capital share transactions	(60,993,287)	(91,532,103)	(327,267,442)	(516,605,660)	(406,204,606)	(713,313,055)
NET DECREASE IN NET ASSETS	(32,822,333)	(63,168,429)	(147,940,991)	(228,426,142)	(124,847,774)	(303,318,626)
NET ASSETS:
Beginning of period	755,731,175	818,899,604	4,515,136,773	4,743,562,915	5,501,591,142	5,804,909,768
End of period	$722,908,842	$755,731,175	$4,367,195,782	$4,515,136,773	$5,376,743,368	$5,501,591,142
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-9

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.076	$11.691	$11.184	$14.716	$14.510	$14.113
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.011)	0.361	0.219	0.270	0.251	0.222
Net realized and unrealized gain (loss)	0.507	0.539	0.849	(2.543)	0.854	0.758
Total from investment operations	0.496	0.900	1.068	(2.273)	1.105	0.980
Less dividends and distributions from:
Net investment income	—	(0.381)	(0.231)	(0.324)	(0.527)	(0.307)
Net realized gain	—	(0.083)	(0.330)	(0.935)	(0.372)	(0.276)
Return of capital	—	(0.051)	—	—	—	—
Total dividends and distributions	—	(0.515)	(0.561)	(1.259)	(0.899)	(0.583)
Net asset value, end of period	$12.572	$12.076	$11.691	$11.184	$14.716	$14.510
Total return[3]	4.11%	7.71%	9.72%	(15.40% )	7.63%	7.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,007	$87,170	$86,047	$80,570	$97,521	$91,578
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income (loss) to average net assets	(0.18% )[5]	2.96%	1.91%	2.12%	1.67%	1.60%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19% )[5]	2.95%	1.90%	2.11%	1.66%	1.59%
Portfolio turnover	5%	15%	44%	16%	17%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-10

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.073	$11.687	$11.180	$14.710	$14.504	$14.108
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	0.330	0.190	0.239	0.213	0.187
Net realized and unrealized gain (loss)	0.507	0.538	0.848	(2.542)	0.853	0.755
Total from investment operations	0.481	0.868	1.038	(2.303)	1.066	0.942
Less dividends and distributions from:
Net investment income	—	(0.348)	(0.201)	(0.292)	(0.488)	(0.270)
Net realized gain	—	(0.083)	(0.330)	(0.935)	(0.372)	(0.276)
Return of capital	—	(0.051)	—	—	—	—
Total dividends and distributions	—	(0.482)	(0.531)	(1.227)	(0.860)	(0.546)
Net asset value, end of period	$12.554	$12.073	$11.687	$11.180	$14.710	$14.504
Total return[3]	3.98%	7.43%	9.45%	(15.61% )	7.37%	6.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$635,902	$668,561	$732,852	$777,402	$1,047,392	$1,095,434
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.55%	0.54%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets	(0.43% )[5]	2.71%	1.66%	1.87%	1.42%	1.35%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.44% )[5]	2.70%	1.65%	1.86%	1.41%	1.34%
Portfolio turnover	5%	15%	44%	16%	17%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-11

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.528	$12.754	$11.619	$15.824	$15.264	$14.876
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.332	0.225	0.272	0.266	0.212
Net realized and unrealized gain (loss)	0.601	0.966	1.151	(3.026)	1.377	0.680
Total from investment operations	0.591	1.298	1.376	(2.754)	1.643	0.892
Less dividends and distributions from:
Net investment income	—	(0.422)	(0.241)	(0.310)	(0.491)	(0.308)
Net realized gain	—	(0.102)	—	(1.111)	(0.592)	(0.196)
Return of capital	—	—	—	(0.030)	—	—
Total dividends and distributions	—	(0.524)	(0.241)	(1.451)	(1.083)	(0.504)
Net asset value, end of period	$14.119	$13.528	$12.754	$11.619	$15.824	$15.264
Total return[3]	4.37%	10.19%	11.84%	(17.38% )	10.82%	6.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$204,054	$199,821	$190,217	$181,278	$239,240	$230,183
Ratio of expenses to average net assets[4]	0.29%	0.29%	0.28%	0.28%	0.28%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.14% )[5]	2.45%	1.86%	2.02%	1.66%	1.46%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )[5]	2.43%	1.84%	2.00%	1.64%	1.45%
Portfolio turnover	6%	16%	36%	19%	15%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-12

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.525	$12.750	$11.616	$15.818	$15.259	$14.872
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	0.298	0.195	0.238	0.226	0.176
Net realized and unrealized gain (loss)	0.599	0.965	1.148	(3.022)	1.375	0.677
Total from investment operations	0.573	1.263	1.343	(2.784)	1.601	0.853
Less dividends and distributions from:
Net investment income	—	(0.386)	(0.209)	(0.277)	(0.450)	(0.270)
Net realized gain	—	(0.102)	—	(1.111)	(0.592)	(0.196)
Return of capital	—	—	—	(0.030)	—	—
Total dividends and distributions	—	(0.488)	(0.209)	(1.418)	(1.042)	(0.466)
Net asset value, end of period	$14.098	$13.525	$12.750	$11.616	$15.818	$15.259
Total return[3]	4.24%	9.91%	11.56%	(17.58% )	10.54%	5.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,163,142	$4,315,316	$4,553,346	$4,639,542	$6,282,579	$6,317,244
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.39% )[5]	2.20%	1.61%	1.77%	1.41%	1.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )[5]	2.18%	1.59%	1.75%	1.39%	1.20%
Portfolio turnover	6%	16%	36%	19%	15%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-13

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.321	$12.437	$11.178	$15.603	$14.964	$14.561
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.300	0.216	0.248	0.250	0.210
Net realized and unrealized gain (loss)	0.752	1.085	1.275	(3.169)	1.648	0.632
Total from investment operations	0.742	1.385	1.491	(2.921)	1.898	0.842
Less dividends and distributions from:
Net investment income	—	(0.400)	(0.232)	(0.284)	(0.491)	(0.317)
Net realized gain	—	(0.101)	—	(1.195)	(0.768)	(0.122)
Return of capital	—	—	—	(0.025)	—	—
Total dividends and distributions	—	(0.501)	(0.232)	(1.504)	(1.259)	(0.439)
Net asset value, end of period	$14.063	$13.321	$12.437	$11.178	$15.603	$14.964
Total return[3]	5.57%	11.15%	13.33%	(18.68% )	12.77%	5.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$255,155	$249,844	$236,078	$217,367	$274,559	$251,167
Ratio of expenses to average net assets[4]	0.29%	0.29%	0.29%	0.29%	0.28%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.29%	0.30%
Ratio of net investment income (loss) to average net assets	(0.15% )[5]	2.26%	1.84%	1.89%	1.58%	1.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )[5]	2.25%	1.83%	1.88%	1.57%	1.48%
Portfolio turnover	6%	16%	32%	19%	15%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-14

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.323	$12.438	$11.179	$15.602	$14.964	$14.562
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	0.266	0.186	0.215	0.210	0.174
Net realized and unrealized gain (loss)	0.751	1.084	1.273	(3.168)	1.646	0.630
Total from investment operations	0.725	1.350	1.459	(2.953)	1.856	0.804
Less dividends and distributions from:
Net investment income	—	(0.364)	(0.200)	(0.250)	(0.450)	(0.280)
Net realized gain	—	(0.101)	—	(1.195)	(0.768)	(0.122)
Return of capital	—	—	—	(0.025)	—	—
Total dividends and distributions	—	(0.465)	(0.200)	(1.470)	(1.218)	(0.402)
Net asset value, end of period	$14.048	$13.323	$12.438	$11.179	$15.602	$14.964
Total return[3]	5.44%	10.86%	13.05%	(18.88% )	12.49%	5.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,121,588	$5,251,747	$5,568,832	$5,633,951	$7,753,483	$7,757,915
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.54%	0.54%	0.53%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.54%	0.55%
Ratio of net investment income (loss) to average net assets	(0.40% )[5]	2.01%	1.59%	1.64%	1.33%	1.24%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )[5]	2.00%	1.58%	1.63%	1.32%	1.23%
Portfolio turnover	6%	16%	32%	19%	15%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-15

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are
LVIP Global Allocation Managed Risk Funds-16

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.
LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$31,213	$186,227	$227,343
Legal	4,757	28,383	34,649
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Global Allocation Managed Risk Funds-17

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2025, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$3,062	$13,752	$13,702
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$141,288	$832,243	$1,045,102
Distribution fees payable to LFD	129,547	844,289	1,037,232
Printing and mailing fees payable to Lincoln Life	218	1,303	638
Shareholder servicing fees payable to Lincoln Life	17,072	102,702	126,283
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2025, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.52%@
Equity Funds-30.49%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$33,943,749	$1,265,229	$5,750,218	$2,237,533	$(126,420)	$31,569,873	459,365	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	36,779,367	1,973,061	3,923,511	(81,090)	980,930	35,728,757	1,359,025	—	—
✧✧LVIP Channing Small Cap Value Fund	3,008,348	485,472	333,628	(13,473)	(100,156)	3,046,563	251,139	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	37,808,966	1,557,296	4,350,169	15,974	2,018,042	37,050,109	2,355,079	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	12,228,048	1,708,752	1,357,789	(151,817)	(32,451)	12,394,743	970,462	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	14,042,976	1,767,240	1,554,381	50,314	266,083	14,572,232	322,309	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	14,595,462	1,226,883	1,588,739	51,770	(129,013)	14,156,363	1,085,361	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,863,037	69,969	249,619	60,524	67,573	1,811,484	113,466	—	—
✧✧LVIP SSGA S&P 500 Index Fund	53,715,826	595,917	9,216,547	6,482,689	(3,902,495)	47,675,390	1,481,891	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,519,881	1,108,716	830,191	33,050	(214,459)	7,616,997	236,876	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,192,265	1,361,376	2,068,733	(11,147)	1,324,901	14,798,662	413,636	—	—
Fixed Income Funds-57.26%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	3,746,765	569	3,761,661	(18,783)	33,110	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	14,910,145	177,062	1,827,926	(80,859)	648,137	13,826,559	1,474,047	—	—
✧✧LVIP JPMorgan Core Bond Fund	182,096,702	15,141,630	1,115,807	(34,993)	8,336,465	204,423,997	20,391,421	—	—
LVIP Global Allocation Managed Risk Funds-18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
✧✧LVIP JPMorgan High Yield Fund	$20,946,053	$248,772	$2,546,193	$(61,374)	$886,320	$19,473,578	1,903,762	$—	$—
✧✧LVIP Macquarie Bond Fund	182,339,088	6,610,275	43,472,343	(4,707,032)	11,007,500	151,777,488	12,865,770	—	—
✧✧LVIP SSGA Bond Index Fund	29,762,260	424,282	6,768,983	(825,672)	1,821,973	24,413,860	2,405,069	—	—
Global Equity Fund-0.15%@
✧✧LVIP BlackRock Real Estate Fund	2,150,441	54,541	1,223,482	116,584	(31,161)	1,066,923	134,696	—	—
International Equity Funds-9.62%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	11,742,467	148,430	2,127,144	101,874	2,315,622	12,181,249	1,234,795	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	7,402,493	150,459	1,232,371	420,162	433,995	7,174,738	351,049	—	—
✧✧LVIP MFS International Growth Fund	15,835,897	1,046,521	2,424,798	561,931	1,712,116	16,731,667	737,565	—	—
✧✧LVIP Mondrian International Value Fund	19,037,599	241,972	3,755,850	573,725	3,391,410	19,488,856	952,302	—	—
✧✧LVIP SSGA International Index Fund	17,037,735	174,107	6,041,415	1,728,136	1,108,672	14,007,235	1,113,895	—	—
Total	$736,705,570	$37,538,531	$107,521,498	$6,448,026	$31,816,694	$704,987,323		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at June 30, 2025.
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.02%@
Equity Funds-40.49%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$199,477,129	$8,257,636	$36,405,051	$14,058,797	$(2,088,977)	$183,299,534	2,667,145	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	237,879,615	13,594,253	25,381,085	(683,853)	6,377,404	231,786,334	8,816,521	—	—
✧✧LVIP Channing Small Cap Value Fund	24,634,840	4,099,525	2,738,508	(135,104)	(838,549)	25,022,204	2,062,666	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	318,931,626	22,320,724	34,750,845	(1,183,840)	18,268,046	323,585,711	20,568,632	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	72,975,962	22,392,963	9,083,132	(1,275,275)	(225,611)	84,784,907	6,638,342	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	126,137,541	15,112,665	13,925,209	(839,049)	3,503,830	129,989,778	2,875,117	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	87,101,580	8,125,516	9,515,156	148,099	(709,316)	85,150,723	6,528,461	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	17,785,825	658,671	2,298,586	572,876	628,007	17,346,793	1,086,551	—	—
✧✧LVIP SSGA S&P 500 Index Fund	511,024,887	4,990,105	56,895,775	38,472,903	(12,867,619)	484,724,501	15,066,657	—	—
✧✧LVIP SSGA Small-Cap Index Fund	80,108,363	6,585,688	14,312,357	5,594,008	(7,247,950)	70,727,752	2,199,520	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	127,678,963	8,453,213	15,758,049	473,938	11,164,557	132,012,622	3,689,874	—	—
Fixed Income Funds-37.55%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	22,358,844	—	22,444,328	(125,564)	211,048	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	111,221,065	1,105,962	13,122,629	(690,648)	4,922,842	103,436,592	11,027,355	—	—
✧✧LVIP JPMorgan Core Bond Fund	619,498,434	112,180,305	3,440,449	(113,309)	30,456,908	758,581,889	75,669,016	—	—
✧✧LVIP JPMorgan High Yield Fund	108,091,518	1,074,997	12,615,369	(495,117)	4,731,024	100,787,053	9,853,070	—	—
✧✧LVIP Macquarie Bond Fund	647,867,873	20,236,915	171,104,272	(27,900,168)	49,542,462	518,642,810	43,963,958	—	—
✧✧LVIP SSGA Bond Index Fund	190,927,976	3,323,751	42,068,951	(5,194,197)	11,648,251	158,636,830	15,627,705	—	—
Global Equity Fund-0.59%@
✧✧LVIP BlackRock Real Estate Fund	32,085,128	1,016,268	9,227,683	545,183	1,120,022	25,538,918	3,224,204	—	—
International Equity Funds-18.39%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	56,924,240	575,100	9,700,009	(80,348)	8,390,609	56,109,592	6,238,558	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	78,445,607	813,989	15,883,014	820,131	15,167,728	79,364,441	8,045,052	—	—
LVIP Global Allocation Managed Risk Funds-19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
✧✧LVIP Loomis Sayles Global Growth Fund	$88,336,764	$1,756,188	$14,284,916	$4,772,688	$5,301,134	$85,881,858	4,202,068	$—	$—
✧✧LVIP MFS International Growth Fund	170,098,705	3,449,076	24,994,582	5,602,801	18,402,869	172,558,869	7,606,739	—	—
✧✧LVIP Mondrian International Value Fund	214,786,782	2,145,569	56,096,622	7,069,972	37,035,820	204,941,521	10,014,245	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	100,588,861	906,890	26,598,700	1,979,564	10,732,844	87,609,459	7,286,822	—	—
✧✧LVIP SSGA International Index Fund	135,265,971	1,198,865	42,936,723	8,911,394	14,051,497	116,491,004	9,263,698	—	—
Total	$4,380,234,099	$264,374,834	$685,582,000	$50,305,882	$227,678,880	$4,237,011,695		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at June 30, 2025.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.02%@
Equity Funds-45.17%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$222,113,489	$10,720,598	$42,846,316	$15,797,286	$(2,426,975)	$203,358,082	2,959,012	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	285,318,161	16,026,752	29,295,771	(689,097)	7,684,838	279,044,883	10,614,107	—	—
✧✧LVIP Channing Small Cap Value Fund	37,722,151	6,340,807	4,043,225	(214,159)	(1,240,804)	38,564,770	3,179,026	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	439,094,816	29,748,867	45,980,012	(1,484,070)	25,359,467	446,739,068	28,396,839	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	89,093,635	27,517,824	10,683,754	(1,483,057)	(259,137)	104,185,511	8,157,337	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	128,156,216	16,644,383	13,665,523	(1,293,051)	4,129,762	133,971,787	2,963,191	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	210,084,580	19,966,763	22,128,460	253,054	(1,455,669)	206,720,268	15,849,135	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	37,997,604	1,415,352	4,716,903	1,168,703	1,438,272	37,303,028	2,336,551	—	—
✧✧LVIP SSGA S&P 500 Index Fund	739,871,749	11,552,035	78,097,706	49,496,232	(11,539,491)	711,282,819	22,108,754	—	—
✧✧LVIP SSGA Small-Cap Index Fund	141,326,106	12,208,041	19,096,388	4,844,340	(7,867,476)	131,414,623	4,086,784	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	129,635,797	11,892,756	17,404,651	(731,187)	12,662,924	136,055,639	3,802,880	—	—
Fixed Income Funds-27.93%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	81,467,562	884,753	9,201,589	(525,419)	3,638,935	76,264,242	8,130,516	—	—
✧✧LVIP JPMorgan Core Bond Fund	614,504,524	110,435,598	3,695,258	(123,307)	30,052,095	751,173,652	74,930,040	—	—
✧✧LVIP JPMorgan High Yield Fund	149,878,776	1,519,021	16,646,652	(1,017,009)	6,936,289	140,670,425	13,752,119	—	—
✧✧LVIP Macquarie Bond Fund	592,553,344	12,646,424	167,650,432	(29,365,444)	48,609,492	456,793,384	38,721,148	—	—
✧✧LVIP SSGA Bond Index Fund	94,319,224	1,767,163	22,294,346	(2,508,640)	5,666,306	76,949,707	7,580,505	—	—
Global Equity Fund-0.68%@
✧✧LVIP BlackRock Real Estate Fund	44,394,290	1,485,804	11,645,359	872,823	1,506,168	36,613,726	4,622,362	—	—
International Equity Funds-23.24%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	66,821,504	687,963	11,046,484	49,588	9,783,735	66,296,306	7,371,170	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	144,731,287	1,513,518	30,059,573	2,131,249	27,440,976	145,757,457	14,775,211	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	107,844,843	2,153,545	16,891,816	5,688,057	6,738,920	105,533,549	5,163,595	—	—
✧✧LVIP MFS International Growth Fund	259,714,246	3,128,869	36,790,620	8,616,015	28,163,795	262,832,305	11,586,172	—	—
✧✧LVIP Mondrian International Value Fund	314,775,400	3,203,155	80,734,349	10,174,985	54,787,855	302,207,046	14,767,019	—	—
LVIP Global Allocation Managed Risk Funds-20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Number of Shares 06/30/25	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets Equity Index Fund	$125,470,607	$1,155,778	$32,355,277	$2,460,287	$13,550,085	$110,281,480	9,172,543	$—	$—
✧✧LVIP SSGA International Index Fund	281,169,190	2,674,800	76,460,577	24,555,643	24,775,389	256,714,445	20,414,667	—	—
Total	$5,338,059,101	$307,290,569	$803,431,041	$86,673,822	$288,135,751	$5,216,728,202		$—	$—

@ As a percentage of Net Assets as of June 30, 2025.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$37,538,531	$264,374,834	$307,290,569
Sales	107,521,498	685,582,000	803,431,041
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$596,610,783	$3,236,459,961	$3,858,189,160
Aggregate unrealized appreciation of investments and derivatives	$125,753,363	$1,129,756,029	$1,514,759,509
Aggregate unrealized depreciation of investments and derivatives	(8,106)	(3,539,805)	(1,597,600)
Net unrealized appreciation of investments and derivatives	$125,745,257	$1,126,216,224	$1,513,161,909
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Global Allocation Managed Risk Funds-21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2025:
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$704,987,323	$4,237,011,695	$5,216,728,202
Unaffiliated Investment Companies	16,781,527	121,571,483	149,862,843
Total Investments	$721,768,850	$4,358,583,178	$5,366,591,045
Derivatives:
Assets:
Futures Contracts	$591,826	$4,128,617	$4,809,739
Derivatives:
Liabilities:
Futures Contracts	$(4,636)	$(35,611)	$(49,715)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/25	12/31/24	6/30/25	12/31/24	6/30/25	12/31/24
Shares sold:
Standard Class	465,181	1,019,922	1,311,344	2,144,190	1,037,181	3,460,973
Service Class	613,187	1,540,741	1,039,524	2,676,902	906,467	2,504,521
Shares reinvested:
Standard Class	—	296,496	—	552,385	—	681,633
Service Class	—	2,144,201	—	11,202,512	—	13,393,997
	1,078,368	5,001,360	2,350,868	16,575,989	1,943,648	20,041,124
Shares redeemed:
Standard Class	(763,281)	(1,457,850)	(1,629,704)	(2,839,465)	(1,650,170)	(4,367,989)
Service Class	(5,336,230)	(11,014,573)	(24,807,769)	(51,929,927)	(30,527,180)	(69,440,790)
	(6,099,511)	(12,472,423)	(26,437,473)	(54,769,392)	(32,177,350)	(73,808,779)
Net decrease	(5,021,143)	(7,471,063)	(24,086,605)	(38,193,403)	(30,233,702)	(53,767,655)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
LVIP Global Allocation Managed Risk Funds-22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$530,553	Variation margin due from broker on futures contracts	$(4,636)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	61,273	Variation margin due from broker on futures contracts	—
Total		$591,826		$(4,636)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(9,289,184)	$1,188,688
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(687,162)	136,508
Total		$(9,976,346)	$1,325,196
LVIP Global Allocation Managed Risk Funds-23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$3,697,176	Variation margin due from broker on futures contracts	$(35,611)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	431,441	Variation margin due from broker on futures contracts	—
Total		$4,128,617		$(35,611)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(92,828,718)	$8,378,811
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,053,679)	1,024,018
Total		$(99,882,397)	$9,402,829
Fair values of derivative instruments as of June 30, 2025 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$4,071,656	Variation margin due from broker on futures contracts	$(49,715)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	738,083	Variation margin due from broker on futures contracts	—
Total		$4,809,739		$(49,715)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

LVIP Global Allocation Managed Risk Funds-24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(86,121,536)	$9,658,527
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,474,359)	1,566,453
Total		$(94,595,895)	$11,224,980
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$19,207,709	$166,209
LVIP Global Moderate Allocation Managed Risk Fund	134,796,934	2,326,116
LVIP Global Growth Allocation Managed Risk Fund	192,732,613	—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds-25

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Government Money Market Fund

LVIP Government Money Market Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–16.72%
Federal Farm Credit Banks Funding Corp.
•4.46% (1 day USD SOFR + 0.07%) 11/17/25	2,300,000	$2,300,000
•4.46% (1 day USD SOFR + 0.07%) 3/26/27	1,710,000	1,710,000
•4.47% (1 day USD SOFR + 0.08%) 2/01/27	4,300,000	4,300,000
•4.49% (1 day USD SOFR + 0.10%) 6/24/26	1,000,000	1,000,000
•4.49% (1 day USD SOFR + 0.10%) 6/26/26	2,340,000	2,340,000
•4.53% (1 day USD SOFR + 0.14%) 10/15/26	13,600,000	13,599,032
•4.53% (1 day USD SOFR + 0.14%) 12/23/26	1,200,000	1,200,000
•4.53% (1 day USD SOFR + 0.14%) 12/30/26	1,100,000	1,100,000
•4.55% (3 mo. Treasury money market yield + 0.27%) 10/16/26	7,400,000	7,400,000
≠Federal Home Loan Bank Discount Notes 4.32% 8/29/25	19,945,000	19,808,725
Federal Home Loan Banks
4.13% 11/07/25	4,500,000	4,497,353
4.25% 5/22/26	13,100,000	13,096,100
4.34% 4/17/26	4,630,000	4,630,000
4.34% 4/17/26	13,805,000	13,805,000
4.35% 6/05/26	7,000,000	6,998,017
•4.39% 8/14/25	11,055,000	11,055,000
•4.39% 8/21/25	2,195,000	2,195,000
•4.39% 8/29/25	15,905,000	15,905,000
•4.39% 12/18/25	2,255,000	2,255,000
•4.39% 12/19/25	2,690,000	2,690,000
•4.39% 12/22/25	900,000	900,000
•4.39% 12/24/25	4,450,000	4,450,000
•4.39% 12/26/25	6,280,000	6,280,000
•4.39% 12/30/25	6,465,000	6,465,000
•4.39% (1 day USD SOFR + 0.01%) 7/21/25	3,225,000	3,225,000
•4.39% (1 day USD SOFR + 0.01%) 10/06/25	2,200,000	2,200,000
•4.40% (1 day USD SOFR + 0.01%) 7/03/25	30,780,000	30,780,000
•4.40% (1 day USD SOFR + 0.01%) 7/09/25	4,400,000	4,400,000
•4.40% (1 day USD SOFR + 0.01%) 8/05/25	19,585,000	19,585,000
•4.40% (1 day USD SOFR + 0.01%) 8/11/25	2,000,000	2,000,000
•4.40% (1 day USD SOFR + 0.01%) 8/12/25	3,000,000	3,000,000
•4.40% (1 day USD SOFR + 0.01%) 8/26/25	3,300,000	3,300,000
•4.40% (1 day USD SOFR + 0.01%) 9/02/25	4,800,000	4,800,000
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•4.40% (1 day USD SOFR + 0.01%) 9/03/25	2,400,000	$2,400,000
•4.40% (1 day USD SOFR + 0.01%) 9/12/25	9,215,000	9,215,000
•4.40% (1 day USD SOFR + 0.01%) 2/17/26	2,240,000	2,240,000
•4.41% (1 day USD SOFR + 0.02%) 12/12/25	4,600,000	4,600,000
•4.46% (1 day USD SOFR + 0.07%) 3/25/27	3,760,000	3,760,000
•4.49% (1 day USD SOFR + 0.10%) 6/26/26	6,545,000	6,545,000
•4.55% (1 day USD SOFR + 0.16%) 7/21/25	10,520,000	10,520,000
Federal Home Loan Mortgage Corp.
0.38% 9/23/25	6,000,000	5,947,819
•4.51% (1 day USD SOFR + 0.12%) 5/05/27	3,000,000	3,000,000
•4.53% (1 day USD SOFR + 0.14%) 9/23/26	4,300,000	4,300,000
•4.53% (1 day USD SOFR + 0.14%) 10/16/26	3,400,000	3,400,000
Federal National Mortgage Association
•4.51% (1 day USD SOFR + 0.12%) 7/29/26	13,110,000	13,110,000
•4.53% (1 day USD SOFR + 0.14%) 8/21/26	4,300,000	4,300,000
•4.53% (1 day USD SOFR + 0.14%) 10/23/26	5,410,000	5,410,000
•4.53% (1 day USD SOFR + 0.14%) 11/20/26	6,500,000	6,500,000
•4.53% (1 day USD SOFR + 0.14%) 12/11/26	5,700,000	5,700,000
Total Agency Obligations (Cost $314,217,046)		314,217,046
U.S. TREASURY OBLIGATIONS–44.54%
U.S. Treasury Bills
≠4.16% 7/10/25	2,810,000	2,807,067
≠4.16% 6/11/26	315,000	303,114
≠4.16% 6/11/26	12,917,000	12,429,276
≠4.16% 6/11/26	260,000	250,182
≠4.16% 6/11/26	424,400	408,371
≠4.17% 5/14/26	15,647,300	15,105,812
≠4.18% 3/19/26	29,900,000	29,041,788
≠4.21% 10/30/25	4,000,000	3,945,348
≠4.21% 11/06/25	1,900,000	1,872,505
≠4.23% 9/04/25	1,700,000	1,687,461
≠4.23% 9/04/25	4,800,000	4,764,553
≠4.23% 9/25/25	6,558,300	6,494,300
≠4.23% 11/06/25	3,068,600	3,023,976
≠4.24% 9/18/25	7,205,000	7,140,254
≠4.24% 10/30/25	4,600,000	4,536,609
≠4.25% 10/23/25	2,300,000	2,270,066
≠4.26% 7/31/25	4,700,000	4,683,628
LVIP Government Money Market Fund-1

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
≠4.26% 7/31/25	1,000,000	$996,517
≠4.26% 10/30/25	3,600,000	3,550,148
≠4.26% 11/06/25	900,000	886,848
≠4.26% 1/02/26	17,685,000	17,315,516
≠4.27% 10/02/25	2,230,000	2,206,697
≠4.27% 12/26/25	12,100,000	11,853,510
≠4.28% 9/04/25	30,900,000	30,669,301
≠4.28% 10/02/25	2,030,000	2,008,745
≠4.28% 12/11/25	370,000	363,081
≠4.29% 7/01/25	30,800,000	30,800,000
≠4.29% 7/15/25	3,500,000	3,494,317
≠4.29% 7/17/25	25,000,000	24,953,056
≠4.29% 10/02/25	251,700	249,059
≠4.29% 11/20/25	23,015,000	22,639,165
≠4.30% 7/10/25	13,000,000	12,984,481
≠4.30% 8/05/25	1,800,000	1,792,685
≠4.30% 9/25/25	3,329,200	3,295,837
≠4.30% 12/04/25	12,644,500	12,417,110
≠4.30% 12/04/25	880,000	864,165
≠4.30% 12/11/25	13,800,000	13,540,694
≠4.30% 12/18/25	22,700,000	22,254,607
≠4.30% 12/26/25	16,230,000	15,903,389
≠4.31% 9/02/25	32,800,000	32,559,494
≠4.31% 9/09/25	2,700,000	2,678,002
≠4.31% 9/09/25	3,500,000	3,471,451
≠4.31% 10/28/25	14,600,000	14,397,545
≠4.31% 11/28/25	9,400,000	9,237,067
≠4.32% 8/05/25	65,000,000	64,734,583
≠4.32% 8/26/25	3,000,000	2,980,400
≠4.32% 9/09/25	52,136,600	51,710,818
≠4.33% 8/26/25	16,847,800	16,737,466
≠4.33% 8/28/25	3,400,000	3,377,158
≠4.33% 9/02/25	3,500,000	3,474,214
≠4.33% 10/30/25	870,000	858,018
≠4.33% 11/28/25	800,000	786,333
≠4.34% 9/30/25	1,400,000	1,385,075
≠4.34% 9/30/25	12,158,900	12,029,198
≠4.34% 10/30/25	5,080,000	5,009,995
≠4.34% 11/28/25	800,000	786,307
≠4.35% 9/23/25	24,200,000	23,961,146
≠4.36% 8/12/25	400,000	398,021
≠4.36% 9/16/25	10,900,000	10,801,149
≠4.37% 8/12/25	4,100,000	4,079,695
≠4.37% 8/12/25	30,045,000	29,896,027
≠4.44% 11/28/25	1,800,000	1,768,575
U.S. Treasury Floating Rate Notes
•4.38% (3 mo. Treasury money market yield + 0.10%) 1/31/27	46,035,000	46,034,029
•4.41% (3 mo. Treasury money market yield + 0.13%) 7/31/25	26,015,000	26,014,788
•4.43% (3 mo. Treasury money market yield + 0.15%) 4/30/26	22,500,000	22,501,077
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Floating Rate Notes (continued)
•4.45% (3 mo. Treasury money market yield + 0.17%) 10/31/25	15,935,000	$15,933,698
•4.46% (3 mo. Treasury money market yield + 0.18%) 7/31/26	14,490,000	14,481,723
•4.49% (3 mo. Treasury money market yield + 0.21%) 10/31/26	28,930,000	28,930,000
•4.53% (3 mo. Treasury money market yield + 0.25%) 1/31/26	14,680,000	14,680,000
U.S. Treasury Notes
0.38% 11/30/25	800,000	786,902
0.38% 12/31/25	1,470,000	1,442,350
0.38% 1/31/26	345,000	337,439
0.50% 2/28/26	1,200,000	1,172,114
0.75% 3/31/26	18,300,000	17,862,769
0.88% 6/30/26	910,000	881,159
1.63% 5/15/26	2,870,000	2,811,347
4.25% 12/31/25	2,255,000	2,255,286
4.63% 2/28/26	1,400,000	1,404,539
4.63% 6/30/26	6,600,000	6,630,009
Total U.S. Treasury Obligations (Cost $837,080,204)		837,080,204
REPURCHASE AGREEMENTS–39.86%
Bank of Montreal 4.39%, dated 6/30/25, to be repurchased on 7/01/25, repurchase price $100,012,027 (collateralized by U.S. agency obligations 3.875% 6/30/30 market value $102,000,033).	100,000,000	100,000,000
Bank of Nova Scotia 4.41%, dated 6/30/25, to be repurchased on 7/01/25, repurchase price $100,012,082 (collateralized by U.S. agency obligations 0.00%-5.00% 7/15/25-5/15/55 market value $102,012,495).	100,000,000	100,000,000
BNP Paribas 4.40%, dated 6/30/25, to be repurchased on 7/01/25, repurchase price $100,012,055 (collateralized by U.S. agency obligations 1.50%-7.50% 10/1/25-6/20/55 market value $102,200,627).	100,000,000	100,000,000
LVIP Government Money Market Fund-2

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets 4.39%, dated 6/30/25, to be repurchased on 7/01/25, repurchase price $100,012,027 (collateralized by U.S. agency obligations 1.25% 12/31/26 market value $102,000,030).	100,000,000	$100,000,000
Goldman Sachs & Co. 4.40%, dated 6/30/25, to be repurchased on 7/01/25, repurchase price $95,011,452 (collateralized by U.S. agency obligations 3.00%-6.50% 5/20/45-9/20/64 market value $96,900,000).	95,000,000	95,000,000
Mizuho Securities USA 4.40%, dated 6/30/25, to be repurchased on 7/01/25, repurchase price $84,010,126 (collateralized by U.S. agency obligations 1.00%-4.625% 8/31/25-8/15/32 market value $85,680,019).	84,000,000	84,000,000
Natixis 4.39%, dated 6/30/25, to be repurchased on 7/01/25, repurchase price $75,009,021 (collateralized by U.S. agency obligations 0.125%-4.25% 12/31/25-5/15/35 market value $76,500,082).	75,000,000	75,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
TD Securities USA 4.41%, dated 6/30/25, to be repurchased on 7/01/25, repurchase price $95,011,478 (collateralized by U.S. agency obligations 0.00%-6.50% 12/15/36-3/25/55 market value $99,750,000).	95,000,000	$95,000,000
Total Repurchase Agreements (Cost $749,000,000)		749,000,000

	Number of Shares
MONEY MARKET FUND–0.54%
State Street Institutional U.S. Government Money Market Fund - (seven-day effective yield 4.27%)	10,185,798	10,185,798
Total Money Market Fund (Cost $10,185,798)		10,185,798

TOTAL INVESTMENTS–101.66% (Cost $1,910,483,048)	1,910,483,048
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.66%)	(31,207,155)
NET ASSETS APPLICABLE TO 187,925,987 SHARES OUTSTANDING–100.00%	$1,879,275,893
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($750,057,694 / 75,004,697 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($1,129,218,199 / 112,921,290 Shares)	$10.000
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,879,255,869
Distributable earnings/(accumulated loss)	20,024
TOTAL NET ASSETS	$1,879,275,893

LVIP Government Money Market Fund-3

LVIP Government Money Market Fund
Statement of Net Assets (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

★Includes $36,013,061 payable for securities purchased, $3,945,831 payable for fund shares redeemed, $19,834 other accrued expenses payable, $773,379 due to manager and affiliates, $14,033 payable for audit fee and $35,458 payable for fund accounting fee as of June 30,
2025.

Summary of Abbreviations:
BNP–BNP Paribas
SOFR–Secured Overnight Financing Rate
TD–Toronto Dominion
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-4

LVIP Government Money Market Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$39,898,162
EXPENSES:
Management fees	3,009,969
Distribution fees-Service Class	1,396,318
Shareholder servicing fees	264,119
Accounting and administration expenses	170,110
Professional fees	36,978
Trustees’ fees and expenses	25,864
Reports and statements to shareholders	14,624
Custodian fees	10,527
Consulting fees	7,460
Pricing fees	3,222
Other	15,267
4,954,458
Less:
Management fees waived	(107,768)
Total operating expenses	4,846,690
NET INVESTMENT INCOME	35,051,472
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN FROM INVESTMENTS	13,185
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,064,657
See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$35,051,472	$72,934,211
Net realized gain	13,185	53,965
Net increase in net assets resulting from operations	35,064,657	72,988,176
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(14,103,411)	(31,000,675)
Service Class	(20,949,449)	(41,989,981)
	(35,052,860)	(72,990,656)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	236,739,673	433,417,697
Service Class	713,264,427	1,462,975,657
Reinvestment of dividends and distributions:
Standard Class	14,103,411	31,000,675
Service Class	20,949,449	41,989,981
	985,056,960	1,969,384,010
Cost of shares redeemed:
Standard Class	(195,865,049)	(381,517,270)
Service Class	(664,739,239)	(1,196,904,319)
	(860,604,288)	(1,578,421,589)
Increase in net assets derived from capital share transactions	124,452,672	390,962,421
NET INCREASE IN NET ASSETS	124,464,469	390,959,941
NET ASSETS:
Beginning of period	1,754,811,424	1,363,851,483
End of period	$1,879,275,893	$1,754,811,424
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-5

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.198	0.482	0.465	0.129	0.001	0.028
Total from investment operations	0.198	0.482	0.465	0.129	0.001	0.028
Less dividends and distributions from:
Net investment income	(0.198)	(0.482)	(0.465)	(0.129)	(0.001)	(0.028)
Total dividends and distributions	(0.198)	(0.482)	(0.465)	(0.129)	(0.001)	(0.028)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[2]	2.00%	4.94%	4.75%	1.31%	0.02%	0.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$750,058	$695,076	$612,175	$595,507	$595,455	$554,767
Ratio of expenses to average net assets	0.38%	0.39%	0.40%	0.33%	0.07%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.40%	0.40%	0.41%	0.42%	0.42%
Ratio of net investment income to average net assets	4.00%	4.80%	4.66%	1.35%	0.01%	0.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	3.99%	4.79%	4.66%	1.27%	(0.34% )	0.10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-6

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.186	0.457	0.440	0.114	0.001	0.019
Net realized and unrealized gain	—	—	—	—	—	0.001
Total from investment operations	0.186	0.457	0.440	0.114	0.001	0.020
Less dividends and distributions from:
Net investment income	(0.186)	(0.457)	(0.440)	(0.114)	(0.001)	(0.020)
Total dividends and distributions	(0.186)	(0.457)	(0.440)	(0.114)	(0.001)	(0.020)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[2]	1.88%	4.68%	4.48%	1.14%	0.02%	0.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,129,218	$1,059,736	$751,676	$671,258	$478,959	$502,246
Ratio of expenses to average net assets	0.63%	0.64%	0.65%	0.52%	0.07%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.65%	0.66%	0.67%	0.67%
Ratio of net investment income to average net assets	3.75%	4.55%	4.41%	1.16%	0.01%	0.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	3.74%	4.54%	4.41%	1.02%	(0.59% )	(0.15% )

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-7

LVIP Government Money Market Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2025, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund-8

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.000% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $500 million; and 0.020% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$76,509
Legal	11,659
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,195 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Government Money Market Fund-9

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$489,766
Distribution fees payable to LFD	237,176
Printing and mailing fees payable to Lincoln Life	1,755
Shareholder servicing fees payable to Lincoln Life	44,682
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,910,483,048
Aggregate unrealized appreciation of investments	$—
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$—
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Government Money Market Fund-10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$—	$314,217,046	$—	$314,217,046
U.S. Treasury Obligations	—	837,080,204	—	837,080,204
Repurchase Agreements	—	749,000,000	—	749,000,000
Money Market Fund	10,185,798	—	—	10,185,798
Total Investments	$10,185,798	$1,900,297,250	$—	$1,910,483,048
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	23,673,967	43,341,770
Service Class	71,326,444	146,297,565
Shares reinvested:
Standard Class	1,410,341	3,100,061
Service Class	2,094,945	4,198,986
	98,505,697	196,938,382
Shares redeemed:
Standard Class	(19,586,505)	(38,151,727)
Service Class	(66,473,924)	(119,690,432)
	(86,060,429)	(157,842,159)
Net increase	12,445,268	39,096,223
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
LVIP Government Money Market Fund-11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund-12

LVIP Invesco Select Equity Income Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–83.22%
Aerospace & Defense–2.33%
Airbus SE	3,464	$724,671
†Axon Enterprise, Inc.	433	358,498
†Boeing Co.	1,542	323,095
General Dynamics Corp.	1,125	328,118
General Electric Co.	5,197	1,337,656
Howmet Aerospace, Inc.	1,929	359,045
L3Harris Technologies, Inc.	1,358	340,641
Lockheed Martin Corp.	673	311,693
Northrop Grumman Corp.	4,517	2,258,410
RTX Corp.	11,540	1,685,071
Textron, Inc.	9,443	758,178
TransDigm Group, Inc.	221	336,061
		9,121,137
Air Freight & Logistics–0.44%
FedEx Corp.	6,119	1,390,910
United Parcel Service, Inc. Class B	3,132	316,144
		1,707,054
Automobiles–0.42%
Ford Motor Co.	29,386	318,838
General Motors Co.	20,918	1,029,375
†Tesla, Inc.	897	284,941
		1,633,154
Banks–6.69%
Bank of America Corp.	142,146	6,726,349
Citigroup, Inc.	4,168	354,780
Citizens Financial Group, Inc.	35,609	1,593,503
Fifth Third Bancorp	27,682	1,138,561
JPMorgan Chase & Co.	17,946	5,202,725
M&T Bank Corp.	1,680	325,903
†NU Holdings Ltd. Class A	24,188	331,859
PNC Financial Services Group, Inc.	17,591	3,279,314
Regions Financial Corp.	13,972	328,622
Truist Financial Corp.	7,666	329,561
U.S. Bancorp	7,065	319,691
Wells Fargo & Co.	78,150	6,261,378
		26,192,246
Beverages–1.18%
Coca-Cola Co.	30,264	2,141,178
Constellation Brands, Inc. Class A	1,622	263,867
Keurig Dr. Pepper, Inc.	48,311	1,597,162
†Monster Beverage Corp.	5,020	314,453
PepsiCo, Inc.	2,405	317,556
		4,634,216
Biotechnology–0.82%
AbbVie, Inc.	8,554	1,587,793
Amgen, Inc.	1,165	325,280
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioNTech SE ADR	3,369	$358,697
Gilead Sciences, Inc.	3,079	341,369
Regeneron Pharmaceuticals, Inc.	527	276,675
†Vertex Pharmaceuticals, Inc.	719	320,099
		3,209,913
Broadline Retail–1.00%
†Amazon.com, Inc.	13,290	2,915,693
†Coupang, Inc.	11,587	347,146
eBay, Inc.	4,367	325,167
†MercadoLibre, Inc.	122	318,863
		3,906,869
Building Products–1.19%
Carlisle Cos., Inc.	2,211	825,587
Carrier Global Corp.	4,197	307,179
Johnson Controls International PLC	30,314	3,201,765
Trane Technologies PLC	735	321,496
		4,656,027
Capital Markets–4.22%
Ameriprise Financial, Inc.	599	319,704
Bank of New York Mellon Corp.	3,511	319,887
Blackrock, Inc.	2,067	2,168,800
Blackstone, Inc.	2,151	321,747
Charles Schwab Corp.	49,263	4,494,756
CME Group, Inc.	1,149	316,687
†Coinbase Global, Inc. Class A	1,185	415,331
Goldman Sachs Group, Inc.	2,329	1,648,350
Intercontinental Exchange, Inc.	1,790	328,411
KKR & Co., Inc.	12,144	1,615,516
Moody's Corp.	644	323,024
Morgan Stanley	12,466	1,755,961
MSCI, Inc.	549	316,630
Nasdaq, Inc.	3,853	344,535
Northern Trust Corp.	2,912	369,212
†Robinhood Markets, Inc. Class A	5,094	476,951
S&P Global, Inc.	600	316,374
State Street Corp.	3,211	341,458
T. Rowe Price Group, Inc.	3,237	312,371
		16,505,705
Chemicals–1.49%
Air Products & Chemicals, Inc.	4,484	1,264,757
Corteva, Inc.	18,404	1,371,650
Dow, Inc.	10,513	278,384
DuPont de Nemours, Inc.	14,115	968,148
Ecolab, Inc.	1,212	326,561
Linde PLC	688	322,796
LVIP Invesco Select Equity Income Managed Volatility Fund-1

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
PPG Industries, Inc.	8,841	$1,005,664
Sherwin-Williams Co.	858	294,603
		5,832,563
Commercial Services & Supplies–0.38%
Cintas Corp.	1,437	320,264
†Copart, Inc.	4,971	243,927
Republic Services, Inc.	1,267	312,455
Waste Connections, Inc.	1,644	306,968
Waste Management, Inc.	1,381	316,000
		1,499,614
Communications Equipment–1.29%
†Arista Networks, Inc.	3,274	334,963
Cisco Systems, Inc.	63,194	4,384,399
Motorola Solutions, Inc.	743	312,402
		5,031,764
Construction & Engineering–0.09%
Quanta Services, Inc.	910	344,053
		344,053
Construction Materials–0.55%
CRH PLC	16,746	1,537,283
Martin Marietta Materials, Inc.	553	303,575
Vulcan Materials Co.	1,152	300,464
		2,141,322
Consumer Finance–0.89%
American Express Co.	5,176	1,651,041
Capital One Financial Corp.	8,608	1,831,438
		3,482,479
Consumer Staples Distribution & Retail–2.60%
Costco Wholesale Corp.	306	302,922
Dollar General Corp.	3,345	382,601
Kroger Co.	4,586	328,954
Sysco Corp.	50,934	3,857,741
Target Corp.	3,201	315,779
†U.S. Foods Holding Corp.	21,112	1,625,835
Walmart, Inc.	34,321	3,355,907
		10,169,739
Containers & Packaging–0.21%
Smurfit WestRock PLC	18,811	811,695
		811,695
Diversified Telecommunication Services–0.67%
AT&T, Inc.	79,765	2,308,399
Verizon Communications, Inc.	7,163	309,943
		2,618,342
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–2.71%
American Electric Power Co., Inc.	11,458	$1,188,882
Constellation Energy Corp.	1,084	349,872
Duke Energy Corp.	2,730	322,140
Edison International	5,413	279,311
Entergy Corp.	25,000	2,078,000
Eversource Energy	4,994	317,718
Exelon Corp.	7,198	312,537
FirstEnergy Corp.	24,880	1,001,669
NextEra Energy, Inc.	4,232	293,786
PG&E Corp.	17,760	247,574
PPL Corp.	106,282	3,601,897
Southern Co.	3,559	326,823
Xcel Energy, Inc.	4,379	298,210
		10,618,419
Electrical Equipment–2.46%
AMETEK, Inc.	1,726	312,337
Eaton Corp. PLC	7,579	2,705,627
Emerson Electric Co.	26,892	3,585,510
GE Vernova, Inc.	734	388,396
Hubbell, Inc.	2,477	1,011,632
Rockwell Automation, Inc.	1,021	339,146
Vertiv Holdings Co. Class A	9,898	1,271,002
		9,613,650
Electronic Equipment, Instruments & Components–1.29%
Amphenol Corp. Class A	3,597	355,204
CDW Corp.	1,669	298,067
†Coherent Corp.	12,057	1,075,605
Corning, Inc.	6,546	344,254
†Keysight Technologies, Inc.	1,908	312,645
†Ralliant Corp.	11,523	558,750
TE Connectivity PLC	7,104	1,198,231
†Zebra Technologies Corp. Class A	2,952	910,279
		5,053,035
Energy Equipment & Services–0.16%
Baker Hughes Co.	8,352	320,216
Schlumberger NV	8,873	299,907
		620,123
Entertainment–1.51%
Electronic Arts, Inc.	2,082	332,495
†Liberty Media Corp.-Liberty Formula One Class C	3,231	337,640
†Netflix, Inc.	263	352,191
†ROBLOX Corp. Class A	3,871	407,229
†Take-Two Interactive Software, Inc.	1,400	339,990
Walt Disney Co.	30,242	3,750,310
†Warner Bros Discovery, Inc.	34,136	391,199
		5,911,054
LVIP Invesco Select Equity Income Managed Volatility Fund-2

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–1.77%
Apollo Global Management, Inc.	2,206	$312,965
†Berkshire Hathaway, Inc. Class B	612	297,291
†Block, Inc.	5,449	370,151
†Corpay, Inc.	910	301,956
Fidelity National Information Services, Inc.	20,013	1,629,258
†Fiserv, Inc.	9,892	1,705,480
Mastercard, Inc. Class A	538	302,324
†PayPal Holdings, Inc.	4,373	325,001
Visa, Inc. Class A	4,716	1,674,416
		6,918,842
Food Products–0.56%
Archer-Daniels-Midland Co.	6,296	332,303
General Mills, Inc.	5,757	298,270
Hershey Co.	1,971	327,087
Kellanova	3,834	304,918
Kraft Heinz Co.	11,441	295,407
McCormick & Co., Inc.	4,209	319,126
Mondelez International, Inc. Class A	4,833	325,938
		2,203,049
Ground Transportation–1.26%
CSX Corp.	10,079	328,878
Norfolk Southern Corp.	5,777	1,478,739
Old Dominion Freight Line, Inc.	1,842	298,957
†Uber Technologies, Inc.	3,458	322,631
Union Pacific Corp.	10,854	2,497,288
		4,926,493
Health Care Equipment & Supplies–2.21%
Abbott Laboratories	2,354	320,168
Alcon AG	7,490	661,217
Becton Dickinson & Co.	1,798	309,705
†Boston Scientific Corp.	2,976	319,652
†Dexcom, Inc.	3,713	324,108
†Edwards Lifesciences Corp.	4,046	316,438
GE HealthCare Technologies, Inc.	11,964	886,173
†IDEXX Laboratories, Inc.	606	325,022
†Intuitive Surgical, Inc.	556	302,136
Medtronic PLC	45,339	3,952,201
ResMed, Inc.	1,247	321,726
STERIS PLC	1,261	302,917
Stryker Corp.	800	316,504
		8,657,967
Health Care Providers & Services–2.93%
Cardinal Health, Inc.	2,027	340,536
Cencora, Inc.	5,294	1,587,406
†Centene Corp.	23,564	1,279,054
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cigna Group	983	$324,960
CVS Health Corp.	41,197	2,841,769
Elevance Health, Inc.	2,497	971,233
HCA Healthcare, Inc.	814	311,843
Humana, Inc.	3,908	955,428
Labcorp Holdings, Inc.	1,259	330,500
McKesson Corp.	438	320,958
UnitedHealth Group, Inc.	7,085	2,210,308
		11,473,995
Health Care REITs–0.16%
Ventas, Inc.	4,836	305,393
Welltower, Inc.	2,122	326,215
		631,608
Health Care Technology–0.09%
†Veeva Systems, Inc. Class A	1,295	372,934
		372,934
Hotels, Restaurants & Leisure–2.53%
†Airbnb, Inc. Class A	2,300	304,382
Booking Holdings, Inc.	60	347,354
†Chipotle Mexican Grill, Inc.	6,032	338,697
†DoorDash, Inc. Class A	1,556	383,570
†Flutter Entertainment PLC	1,262	360,629
Hilton Worldwide Holdings, Inc.	1,227	326,799
Las Vegas Sands Corp.	7,439	323,671
Marriott International, Inc. Class A	7,569	2,067,926
McDonald's Corp.	8,457	2,470,882
Royal Caribbean Cruises Ltd.	1,230	385,162
Starbucks Corp.	16,944	1,552,579
Yum! Brands, Inc.	6,951	1,029,999
		9,891,650
Household Durables–0.24%
Dr. Horton, Inc.	2,524	325,394
Garmin Ltd.	1,529	319,133
Lennar Corp. Class A	2,820	311,920
		956,447
Household Products–1.45%
Church & Dwight Co., Inc.	3,294	316,586
Colgate-Palmolive Co.	15,399	1,399,769
Kimberly-Clark Corp.	2,282	294,196
Procter & Gamble Co.	22,985	3,661,970
		5,672,521
Independent Power and Renewable Electricity Producers–0.10%
Vistra Corp.	2,007	388,977
		388,977
LVIP Invesco Select Equity Income Managed Volatility Fund-3

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.16%
3M Co.	2,061	$313,767
Honeywell International, Inc.	1,424	331,621
		645,388
Industrial REITs–0.44%
Prologis, Inc.	16,223	1,705,362
		1,705,362
Insurance–2.99%
Aflac, Inc.	2,954	311,529
Allstate Corp.	5,319	1,070,768
American International Group, Inc.	44,559	3,813,805
Aon PLC Class A	862	307,527
Arch Capital Group Ltd.	3,355	305,473
Arthur J Gallagher & Co.	927	296,751
Chubb Ltd.	1,078	312,318
Hartford Insurance Group, Inc.	10,763	1,365,502
†Markel Group, Inc.	164	327,567
Marsh & McLennan Cos., Inc.	1,372	299,974
MetLife, Inc.	3,904	313,960
Progressive Corp.	1,110	296,215
Prudential Financial, Inc.	2,940	315,873
Travelers Cos., Inc.	1,160	310,346
Willis Towers Watson PLC	6,750	2,068,875
		11,716,483
Interactive Media & Services–1.11%
Alphabet, Inc. Class A	17,464	3,077,681
Meta Platforms, Inc. Class A	1,717	1,267,300
		4,344,981
IT Services–0.92%
Accenture PLC Class A	993	296,798
†Cloudflare, Inc. Class A	2,000	391,660
Cognizant Technology Solutions Corp. Class A	16,039	1,251,523
†CoreWeave, Inc. Class A	3,932	641,152
†Gartner, Inc.	703	284,167
International Business Machines Corp.	1,184	349,019
†Snowflake, Inc. Class A	1,718	384,437
		3,598,756
Life Sciences Tools & Services–1.00%
Agilent Technologies, Inc.	2,774	327,360
Danaher Corp.	8,611	1,701,017
†IQVIA Holdings, Inc.	2,210	348,274
Lonza Group AG	870	622,192
†Mettler-Toledo International, Inc.	271	318,349
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	765	$310,177
†Waters Corp.	868	302,966
		3,930,335
Machinery–2.55%
Caterpillar, Inc.	888	344,731
Cummins, Inc.	943	308,833
Deere & Co.	4,204	2,137,692
Dover Corp.	1,689	309,475
Fortive Corp.	25,209	1,314,145
Illinois Tool Works, Inc.	1,263	312,277
Ingersoll Rand, Inc.	3,778	314,254
Otis Worldwide Corp.	3,191	315,973
PACCAR, Inc.	3,282	311,987
Parker-Hannifin Corp.	5,720	3,995,248
Xylem, Inc.	2,479	320,683
		9,985,298
Media–0.51%
†Charter Communications, Inc. Class A	738	301,702
Comcast Corp. Class A	39,052	1,393,766
†Trade Desk, Inc. Class A	4,159	299,406
		1,994,874
Metals & Mining–0.36%
Freeport-McMoRan, Inc.	8,302	359,892
Newmont Corp.	6,242	363,659
Nucor Corp.	2,690	348,462
Southern Copper Corp.	3,478	351,869
		1,423,882
Multi-Utilities–1.19%
Ameren Corp.	3,220	309,249
CMS Energy Corp.	18,821	1,303,919
Consolidated Edison, Inc.	3,043	305,365
Dominion Energy, Inc.	5,691	321,655
DTE Energy Co.	2,299	304,526
Public Service Enterprise Group, Inc.	17,814	1,499,582
Sempra	4,066	308,081
WEC Energy Group, Inc.	2,964	308,849
		4,661,226
Oil, Gas & Consumable Fuels–5.28%
Cheniere Energy, Inc.	4,503	1,096,571
Chevron Corp.	33,557	4,805,027
ConocoPhillips	38,141	3,422,773
Devon Energy Corp.	9,542	303,531
Diamondback Energy, Inc.	2,224	305,578
EOG Resources, Inc.	2,733	326,894
EQT Corp.	15,113	881,390
Exxon Mobil Corp.	16,243	1,750,995
Hess Corp.	2,327	322,383
LVIP Invesco Select Equity Income Managed Volatility Fund-4

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	11,237	$330,368
Marathon Petroleum Corp.	1,902	315,941
Occidental Petroleum Corp.	7,333	308,059
ONEOK, Inc.	3,705	302,439
Phillips 66	2,524	301,113
Shell PLC	36,702	1,280,515
Suncor Energy, Inc.	29,724	1,113,367
Valero Energy Corp.	11,578	1,556,315
Williams Cos., Inc.	30,701	1,928,330
		20,651,589
Passenger Airlines–0.08%
Delta Air Lines, Inc.	6,233	306,539
		306,539
Personal Care Products–0.24%
Kenvue, Inc.	13,128	274,769
L'Oreal SA	1,545	661,807
		936,576
Pharmaceuticals–3.16%
AstraZeneca PLC	4,198	584,232
Bristol-Myers Squibb Co.	46,108	2,134,339
Eli Lilly & Co.	419	326,623
Johnson & Johnson	30,025	4,586,319
Merck & Co., Inc.	20,684	1,637,345
Pfizer, Inc.	39,172	949,529
Sanofi SA	13,328	1,290,334
Sanofi SA ADR	11,257	543,826
Zoetis, Inc.	1,936	301,919
		12,354,466
Professional Services–0.31%
Automatic Data Processing, Inc.	988	304,699
Equifax, Inc.	1,139	295,422
Paychex, Inc.	2,035	296,011
Verisk Analytics, Inc.	1,019	317,419
		1,213,551
Real Estate Management & Development–0.54%
†CBRE Group, Inc. Class A	12,859	1,801,803
†CoStar Group, Inc.	4,099	329,560
		2,131,363
Residential REITs–0.16%
AvalonBay Communities, Inc.	1,525	310,338
Equity Residential	4,435	299,318
		609,656
Retail REITs–0.16%
Realty Income Corp.	5,613	323,365
Simon Property Group, Inc.	1,911	307,212
		630,577
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.80%
†Advanced Micro Devices, Inc.	2,682	$380,576
Analog Devices, Inc.	1,397	332,514
Applied Materials, Inc.	1,897	347,284
ASML Holding NV	836	669,962
Broadcom, Inc.	5,990	1,651,143
†GLOBALFOUNDRIES, Inc.	8,027	306,631
Intel Corp.	14,573	326,435
KLA Corp.	401	359,192
Lam Research Corp.	20,106	1,957,118
Marvell Technology, Inc.	4,929	381,505
Microchip Technology, Inc.	35,672	2,510,239
Micron Technology, Inc.	3,210	395,632
Monolithic Power Systems, Inc.	444	324,733
NVIDIA Corp.	10,605	1,675,484
NXP Semiconductors NV	4,863	1,062,517
QUALCOMM, Inc.	2,069	329,509
Texas Instruments, Inc.	8,942	1,856,538
		14,867,012
Software–4.32%
†Adobe, Inc.	756	292,481
†ANSYS, Inc.	907	318,557
†AppLovin Corp. Class A	866	303,169
†Autodesk, Inc.	1,059	327,835
†Cadence Design Systems, Inc.	981	302,295
†Crowdstrike Holdings, Inc. Class A	718	365,685
†Datadog, Inc. Class A	2,670	358,661
†Fair Isaac Corp.	144	263,226
†Fortinet, Inc.	3,017	318,957
†HubSpot, Inc.	480	267,182
Intuit, Inc.	473	372,549
Microsoft Corp.	11,389	5,665,003
†MicroStrategy, Inc. Class A	789	318,937
Oracle Corp.	15,327	3,350,942
†Palantir Technologies, Inc. Class A	2,437	332,212
†Palo Alto Networks, Inc.	1,628	333,154
Roper Technologies, Inc.	538	304,960
Salesforce, Inc.	8,140	2,219,697
†ServiceNow, Inc.	305	313,564
†Synopsys, Inc.	612	313,760
†Workday, Inc. Class A	1,162	278,880
		16,921,706
Specialized REITs–0.95%
American Tower Corp.	6,971	1,540,731
Crown Castle, Inc.	3,085	316,922
Digital Realty Trust, Inc.	1,855	323,382
Equinix, Inc.	362	287,960
Extra Space Storage, Inc.	2,079	306,528
Public Storage	1,021	299,582
LVIP Invesco Select Equity Income Managed Volatility Fund-5

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
SBA Communications Corp.	1,362	$319,852
VICI Properties, Inc.	9,834	320,588
		3,715,545
Specialty Retail–1.61%
†AutoZone, Inc.	84	311,827
†Carvana Co.	1,052	354,482
Home Depot, Inc.	828	303,578
Lowe's Cos., Inc.	13,786	3,058,700
†O'Reilly Automotive, Inc.	3,446	310,588
Ross Stores, Inc.	7,620	972,160
TJX Cos., Inc.	8,125	1,003,356
		6,314,691
Technology Hardware, Storage & Peripherals–0.50%
Apple, Inc.	1,502	308,165
Dell Technologies, Inc. Class C	2,763	338,744
Hewlett Packard Enterprise Co.	17,783	363,662
HP, Inc.	10,824	264,755
NetApp, Inc.	3,140	334,567
†Super Micro Computer, Inc.	6,877	337,042
		1,946,935
Textiles, Apparel & Luxury Goods–0.45%
†Lululemon Athletica, Inc.	987	234,491
NIKE, Inc. Class B	21,739	1,544,339
		1,778,830
Tobacco–1.45%
Altria Group, Inc.	5,360	314,257
Philip Morris International, Inc.	29,333	5,342,419
		5,656,676
Trading Companies & Distributors–0.66%
Fastenal Co.	7,645	321,090
Ferguson Enterprises, Inc.	7,520	1,637,480
United Rentals, Inc.	437	329,236
WW Grainger, Inc.	285	296,468
		2,584,274
Water Utilities–0.08%
American Water Works Co., Inc.	2,226	309,659
		309,659
Wireless Telecommunication Services–0.35%
T-Mobile U.S., Inc.	5,676	1,352,364
		1,352,364
Total Common Stock (Cost $221,907,951)		325,697,250
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.09%
†AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	$349,062
Total Convertible Preferred Stock (Cost $294,815)		349,062

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	77,803
Total Agency Obligation (Cost $82,782)		77,803
CONVERTIBLE BONDS–3.81%
Biotechnology–0.25%
Alnylam Pharmaceuticals, Inc. 1.00%, exercise price $1.00 9/15/27	509,000	661,191
Bridgebio Pharma, Inc. 1.75%, exercise price $1.75 3/1/31	266,393	309,948
		971,139
Commercial Services–0.16%
Global Payments, Inc. 1.50%, exercise price $1.50 3/1/31	684,000	610,812
		610,812
Electric–0.37%
FirstEnergy Corp. 3.88%, exercise price $3.87 1/15/31	613,000	620,050
PPL Capital Funding, Inc. 2.88%, exercise price $2.88 3/15/28	784,000	846,761
		1,466,811
Health Care Products–0.39%
Haemonetics Corp. 2.50%, exercise price $2.50 6/1/29	648,000	642,982
Integra LifeSciences Holdings Corp. 0.50%, exercise price $0.50 8/15/25	615,000	607,313
Merit Medical Systems, Inc. 3.00%, exercise price $3.00 2/1/29	206,000	257,453
		1,507,748
Internet–0.55%
^Airbnb, Inc. 0.00%, exercise price $0.01 3/15/26	857,000	826,145
Match Group Financeco 2, Inc. 0.88%, exercise price $0.87 6/15/26	250,000	240,875
Match Group Financeco 3, Inc. 2.00%, exercise price $2.00 1/15/30	277,000	246,530
Shopify, Inc. 0.13%, exercise price $0.13 11/1/25	502,000	508,024
LVIP Invesco Select Equity Income Managed Volatility Fund-6

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
Snap, Inc. 0.50%, exercise price $0.50 5/1/30	410,000	$347,680
		2,169,254
Media–0.49%
Cable One, Inc.
^0.00% 3/15/26	780,000	737,958
1.13%, exercise price $1.13 3/15/28	407,000	310,339
Liberty Broadband Corp. 3.13%, exercise price $3.12 3/31/53	476,000	478,187
Liberty Media Corp.-Liberty Formula One 2.25%, exercise price $2.25 8/15/27	300,000	398,700
		1,925,184
Miscellaneous Manufacturing–0.12%
JBT Marel Corp. 0.25%, exercise price $0.25 5/15/26	475,000	471,248
		471,248
Oil & Gas–0.08%
Northern Oil & Gas, Inc. 3.63%, exercise price $3.63 4/15/29	305,000	317,963
		317,963
Pharmaceuticals–0.24%
Jazz Investments I Ltd.
2.00%, exercise price $2.00 6/15/26	607,000	612,766
3.13%, exercise price $3.12 9/15/30	296,000	313,760
		926,526
Real Estate Investment Trusts–0.12%
Federal Realty OP LP 3.25%, exercise price $3.25 1/15/29	487,000	483,835
		483,835
Semiconductors–0.46%
Microchip Technology, Inc. 0.75%, exercise price $0.75 6/1/30	933,000	916,206
MKS, Inc. 1.25%, exercise price $1.25 6/1/30	877,000	864,283
		1,780,489
Software–0.58%
^Bill Holdings, Inc. 0.00%, exercise price $0.01 4/1/30	436,000	366,785
Box, Inc. 1.50%, exercise price $1.50 9/15/29	315,000	323,663
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Software (continued)
CSG Systems International, Inc. 3.88%, exercise price $3.87 9/15/28	440,000	$495,660
^Dropbox, Inc. 0.00% 3/1/26	768,000	759,168
Envestnet, Inc. 2.63%, exercise price $2.63 12/1/27	311,000	331,681
		2,276,957
Total Convertible Bonds (Cost $14,746,635)		14,907,966
CORPORATE BONDS–5.65%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	79,398
		79,398
Aerospace & Defense–0.17%
Boeing Co. 5.81% 5/1/50	215,000	206,185
Lockheed Martin Corp.
3.55% 1/15/26	210,000	209,314
4.15% 6/15/53	54,000	42,854
5.20% 2/15/64	80,000	73,861
RTX Corp.
4.45% 11/16/38	28,000	25,801
6.40% 3/15/54	89,000	97,556
		655,571
Agriculture–0.11%
Altria Group, Inc. 5.80% 2/14/39	185,000	187,437
BAT International Finance PLC 1.67% 3/25/26	130,000	127,304
Philip Morris International, Inc. 4.88% 11/15/43	108,000	99,010
		413,751
Airlines–0.05%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	18,425	18,094
AS Mileage Plan IP Ltd.
5.02% 10/20/29	12,000	11,875
5.31% 10/20/31	14,000	13,773
Delta Air Lines, Inc. 4.95% 7/10/28	99,000	99,565
♦United Airlines Pass-Through Trust
3.50% 9/1/31	32,654	30,764
3.75% 3/3/28	22,663	22,282
		196,353
Auto Manufacturers–0.14%
General Motors Co. 6.60% 4/1/36	186,000	196,994
LVIP Invesco Select Equity Income Managed Volatility Fund-7

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	$44,079
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	74,488
Toyota Motor Credit Corp. 4.55% 8/7/26	225,000	225,782
		541,343
Banks–0.70%
Bank of America Corp.
μ2.57% 10/20/32	137,000	120,746
3.25% 10/21/27	275,000	269,757
μBank of New York Mellon Corp. 5.32% 6/6/36	52,000	53,082
Citigroup, Inc.
μ3.67% 7/24/28	49,000	48,234
4.75% 5/18/46	34,000	29,018
μ4.95% 5/7/31	170,000	171,937
5.30% 5/6/44	22,000	20,544
6.68% 9/13/43	70,000	76,361
μCitizens Financial Group, Inc. 6.65% 4/25/35	45,000	48,504
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	35,802
4.25% 10/21/25	275,000	274,663
μ5.02% 10/23/35	71,000	70,141
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	35,655
μ3.51% 1/23/29	327,000	320,310
μ3.90% 1/23/49	50,000	39,485
μ4.26% 2/22/48	46,000	38,757
Morgan Stanley
4.00% 7/23/25	61,000	60,943
μ4.99% 4/12/29	62,000	62,902
PNC Financial Services Group, Inc.
3.45% 4/23/29	291,000	282,941
μ6.88% 10/20/34	65,000	72,664
State Street Bank & Trust Co. 4.59% 11/25/26	250,000	251,829
U.S. Bancorp 3.10% 4/27/26	208,000	205,900
Wells Fargo & Co.
3.55% 9/29/25	59,000	58,834
4.10% 6/3/26	40,000	39,840
4.65% 11/4/44	40,000	34,241
		2,723,090
Beverages–0.08%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	91,000	88,793
Constellation Brands, Inc. 4.40% 11/15/25	110,000	109,860
Heineken NV 3.50% 1/29/28	90,000	88,627
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	$27,126
		314,406
Biotechnology–0.08%
Gilead Sciences, Inc. 3.65% 3/1/26	325,000	323,376
		323,376
Chemicals–0.07%
Air Products & Chemicals, Inc. 4.30% 6/11/28	160,000	160,814
DuPont de Nemours, Inc. 4.49% 11/15/25	115,000	114,827
Sherwin-Williams Co. 4.50% 6/1/47	14,000	11,711
		287,352
Computers–0.18%
Apple, Inc.
3.35% 2/9/27	30,000	29,692
4.20% 5/12/30	160,000	160,714
Dell International LLC/EMC Corp.
5.30% 4/1/32	105,000	107,321
6.02% 6/15/26	125,000	126,182
Hewlett Packard Enterprise Co. 4.90% 10/15/25	90,000	89,998
International Business Machines Corp. 3.30% 5/15/26	210,000	208,032
		721,939
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	89,294
		89,294
Diversified Financial Services–0.95%
μAmerican Express Co. 4.73% 4/25/29	63,000	63,716
Aviation Capital Group LLC
4.75% 4/14/27	41,000	41,039
4.88% 10/1/25	66,000	65,966
Blackrock, Inc. 4.75% 5/25/33	210,000	212,288
μCapital One Financial Corp. 6.18% 1/30/36	46,000	46,830
GS Finance Corp.
^0.00% 7/30/29	896,000	1,079,913
^0.00% 3/3/32	853,000	912,983
0.50% 4/11/28	890,000	1,216,301
Nasdaq, Inc. 5.95% 8/15/53	26,000	26,520
Synchrony Financial 3.95% 12/1/27	54,000	53,100
		3,718,656
LVIP Invesco Select Equity Income Managed Volatility Fund-8

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–0.19%
Constellation Energy Generation LLC 6.50% 10/1/53	43,000	$46,145
Electricite de France SA 4.88% 1/22/44	84,000	72,112
Georgia Power Co. 3.70% 1/30/50	51,000	38,011
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	134,764
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	50,000	49,303
5.75% 9/1/25	230,000	230,337
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	42,801
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,409
Sempra 3.80% 2/1/38	54,000	44,685
Xcel Energy, Inc. 3.50% 12/1/49	143,000	97,937
		760,504
Electrical Components & Equipment–0.01%
Molex Electronic Technologies LLC 4.75% 4/30/28	23,000	23,145
		23,145
Electronics–0.03%
Avnet, Inc. 4.63% 4/15/26	64,000	63,899
Honeywell International, Inc. 4.50% 1/15/34	60,000	58,775
		122,674
Entertainment–0.03%
Warnermedia Holdings, Inc.
5.05% 3/15/42	107,000	91,807
5.14% 3/15/52	22,000	22,000
		113,807
Food–0.04%
Ingredion, Inc. 6.63% 4/15/37	23,000	25,309
Sysco Corp. 3.75% 10/1/25	140,000	139,702
		165,011
Forest Products & Paper–0.00%
International Paper Co. 6.00% 11/15/41	22,000	22,324
		22,324
Gas–0.06%
NiSource, Inc.
4.38% 5/15/47	54,000	44,394
5.85% 4/1/55	30,000	29,685
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Southern Co. Gas Capital Corp. 3.88% 11/15/25	145,000	$144,403
		218,482
Health Care Products–0.00%
Medtronic, Inc. 4.38% 3/15/35	23,000	22,249
		22,249
Health Care Services–0.04%
Laboratory Corp. of America Holdings 1.55% 6/1/26	50,000	48,697
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	108,946
		157,643
Insurance–0.44%
Allstate Corp. 3.28% 12/15/26	28,000	27,614
American National Group, Inc. 5.00% 6/15/27	244,000	244,975
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	187,761
GA Global Funding Trust 5.50% 1/8/29	174,000	178,313
Global Atlantic Fin Co. 6.75% 3/15/54	35,000	35,856
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	59,189
Markel Group, Inc.
5.00% 3/30/43	34,000	30,385
5.00% 5/20/49	273,000	239,353
Metropolitan Life Insurance Co. 7.80% 11/1/25	250,000	252,312
Nationwide Financial Services, Inc. 5.30% 11/18/44	20,000	18,410
Pacific Life Global Funding II 5.50% 8/28/26	191,000	193,799
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	203,398
Prudential Financial, Inc. 3.91% 12/7/47	14,000	10,937
Travelers Cos., Inc. 4.60% 8/1/43	60,000	53,265
		1,735,567
Internet–0.11%
Alphabet, Inc. 5.25% 5/15/55	23,000	22,652
Amazon.com, Inc. 2.88% 5/12/41	244,000	182,089
Meta Platforms, Inc. 5.60% 5/15/53	214,000	213,997
		418,738
LVIP Invesco Select Equity Income Managed Volatility Fund-9

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Company–0.00%
Sixth Street Lending Partners 6.13% 7/15/30	17,000	$17,311
		17,311
Machinery Diversified–0.06%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	42,964
Westinghouse Air Brake Technologies Corp. 5.50% 5/29/35	179,000	181,607
		224,571
Media–0.17%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	19,000	18,998
Comcast Corp.
2.89% 11/1/51	34,000	20,692
2.94% 11/1/56	24,000	14,092
3.15% 3/1/26	159,000	157,732
3.90% 3/1/38	74,000	64,361
4.15% 10/15/28	315,000	314,403
Cox Communications, Inc. 2.95% 10/1/50	58,000	32,931
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	52,593
		675,802
Mining–0.01%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	19,507
Rio Tinto Finance USA PLC 5.75% 3/14/55	22,000	22,027
		41,534
Oil & Gas–0.15%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	130,532
Chevron Corp. 2.95% 5/16/26	135,000	133,465
ConocoPhillips Co. 4.15% 11/15/34	20,000	18,578
Diamondback Energy, Inc. 5.75% 4/18/54	74,000	68,688
EOG Resources, Inc. 4.40% 7/15/28	26,000	26,150
Exxon Mobil Corp. 3.04% 3/1/26	156,000	154,806
Valero Energy Corp. 4.00% 6/1/52	77,000	54,540
		586,759
Pharmaceuticals–0.25%
AbbVie, Inc.
4.05% 11/21/39	223,000	195,461
4.50% 5/14/35	33,000	31,883
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Becton Dickinson & Co. 4.88% 5/15/44	35,000	$30,733
Bristol-Myers Squibb Co.
4.13% 6/15/39	108,000	96,109
6.25% 11/15/53	85,000	91,086
♦CVS Pass-Through Trust 6.04% 12/10/28	90,450	91,726
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,664
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,997
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	95,000	95,104
Zoetis, Inc.
4.70% 2/1/43	32,000	29,238
5.40% 11/14/25	300,000	300,641
		972,642
Pipelines–0.21%
Cameron LNG LLC 3.70% 1/15/39	90,000	76,760
Energy Transfer LP
4.90% 3/15/35	32,000	30,603
5.00% 5/15/50	106,000	88,581
5.20% 4/1/30	22,000	22,490
5.30% 4/1/44	38,000	34,037
6.40% 12/1/30	70,000	75,435
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	55,097
4.60% 1/15/31	51,000	51,388
6.45% 9/1/40	2,000	2,193
Kinder Morgan, Inc.
5.15% 6/1/30	37,000	37,778
5.30% 12/1/34	38,000	37,911
MPLX LP
1.75% 3/1/26	105,000	102,972
4.50% 4/15/38	78,000	68,985
Spectra Energy Partners LP 4.50% 3/15/45	48,000	39,432
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	17,671
Williams Cos., Inc. 5.40% 3/2/26	69,000	69,393
		810,726
Private Equity–0.05%
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	25,413
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	160,189
		185,602
LVIP Invesco Select Equity Income Managed Volatility Fund-10

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.34%
American Tower Corp. 1.60% 4/15/26	137,000	$133,962
Brixmor Operating Partnership LP 5.50% 2/15/34	144,000	145,604
Crown Castle, Inc.
2.50% 7/15/31	224,000	195,457
4.75% 5/15/47	4,000	3,411
CubeSmart LP 2.50% 2/15/32	166,000	142,678
EPR Properties 4.75% 12/15/26	154,000	153,749
Extra Space Storage LP
3.50% 7/1/26	40,000	39,597
5.70% 4/1/28	53,000	54,743
Kimco Realty OP LLC 3.20% 4/1/32	185,000	168,676
Regency Centers LP
2.95% 9/15/29	240,000	227,087
4.65% 3/15/49	69,000	59,870
		1,324,834
Retail–0.17%
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	56,355
Ross Stores, Inc. 0.88% 4/15/26	310,000	301,171
Starbucks Corp. 3.55% 8/15/29	300,000	291,863
		649,389
Semiconductors–0.11%
Broadcom, Inc. 3.47% 4/15/34	35,000	31,265
Marvell Technology, Inc. 2.45% 4/15/28	192,000	182,441
Micron Technology, Inc.
3.37% 11/1/41	28,000	20,551
4.66% 2/15/30	100,000	99,787
5.65% 11/1/32	35,000	36,382
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	64,305
		434,731
Software–0.27%
Electronic Arts, Inc. 4.80% 3/1/26	145,000	145,090
Fidelity National Information Services, Inc. 1.15% 3/1/26	155,000	151,641
Microsoft Corp.
3.13% 11/3/25	100,000	99,566
3.50% 2/12/35	36,000	33,640
Oracle Corp.
3.60% 4/1/40	175,000	140,066
6.00% 8/3/55	42,000	41,929
Paychex, Inc. 5.35% 4/15/32	68,000	69,826
Salesforce, Inc. 2.70% 7/15/41	167,000	120,130
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Synopsys, Inc.
4.55% 4/1/27	65,000	$65,324
5.70% 4/1/55	52,000	51,701
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	50,496
Workday, Inc. 3.50% 4/1/27	76,000	75,017
		1,044,426
Telecommunications–0.23%
AT&T, Inc.
3.55% 9/15/55	14,000	9,446
3.80% 12/1/57	161,000	112,652
4.30% 2/15/30	30,000	29,902
6.05% 8/15/56	68,000	69,395
Cisco Systems, Inc.
4.55% 2/24/28	79,000	80,044
5.30% 2/26/54	50,000	48,489
Rogers Communications, Inc.
4.30% 2/15/48	136,000	109,055
4.50% 3/15/43	52,000	43,852
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	149,823
3.40% 10/15/52	118,000	78,822
5.88% 11/15/55	51,000	50,979
6.00% 6/15/54	46,000	46,826
Verizon Communications, Inc. 3.40% 3/22/41	92,000	70,963
		900,248
Transportation–0.11%
Burlington Northern Santa Fe LLC 5.80% 3/15/56	51,000	52,480
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	45,811
Norfolk Southern Corp.
3.40% 11/1/49	103,000	72,200
5.35% 8/1/54	50,000	47,752
Union Pacific Corp.
3.20% 5/20/41	161,000	123,011
3.84% 3/20/60	51,000	36,702
4.15% 1/15/45	39,000	31,375
United Parcel Service, Inc. 3.40% 11/15/46	22,000	15,869
		425,200
Total Corporate Bonds (Cost $22,949,971)		22,118,448
U.S. TREASURY OBLIGATIONS–3.37%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,116,553
4.50% 8/15/39	3,600	3,587
4.38% 5/15/40	7,200	7,037
4.63% 2/15/55	332,900	324,057
5.00% 5/15/45	410,000	421,147
LVIP Invesco Select Equity Income Managed Volatility Fund-11

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
4.25% 5/15/35	183,000	$183,286
3.88% 6/15/28	792,500	796,710
4.00% 6/30/32	1,615,200	1,616,462
3.88% 6/30/30	1,286,200	1,291,124
3.75% 6/30/27	7,411,700	7,416,332
Total U.S. Treasury Obligations (Cost $13,320,468)		13,176,295

	Number of Shares
Money Market Fund–3.42%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 4.27%)	13,390,913	13,390,913
Total Money Market Fund (Cost $13,390,913)		13,390,913

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.01%
U.S. TREASURY OBLIGATIONS–0.01%
≠U.S. Treasury Bills 4.17% 5/14/26	12,000	$11,595
		11,595
Total Short-Term Investment (Cost $11,582)		11,595

TOTAL INVESTMENTS–99.59% (Cost $286,705,117)	389,729,332
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	1,622,614
NET ASSETS APPLICABLE TO 28,430,130 SHARES OUTSTANDING–100.00%	$391,351,946
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($391,351,946 / 28,430,130 Shares)	$13.765
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$258,222,231
Distributable earnings/(accumulated loss)	133,129,715
TOTAL NET ASSETS	$391,351,946

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
≠The rate shown is the effective yield at the time of purchase.

★Includes $767,057 cash collateral held at broker for futures contracts, $42,595 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $29,416 variation margin due from broker on futures contracts, $10,520,735 payable for securities purchased,
$116,256 payable for fund shares redeemed, $26,442 other accrued expenses payable, $306,463 due to manager and affiliates, $16,205 payable for audit fee and $28,043 payable for fund accounting fee as of June 30, 2025.

LVIP Invesco Select Equity Income Managed Volatility Fund-12

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNY	CAD	(816,202)	USD	596,666	7/9/25	$—	$(2,996)
BNY	EUR	(919,332)	USD	1,054,340	7/9/25	—	(29,248)
SSB	CAD	(40,287)	USD	29,469	7/9/25	—	(130)
SSB	CAD	(70,249)	USD	51,780	7/9/25	169	—
SSB	CAD	65,090	USD	(47,475)	7/9/25	346	—
SSB	EUR	113,456	USD	(130,385)	7/9/25	3,343	—
SSB	EUR	(24,991)	USD	28,630	7/9/25	—	(826)
SSB	GBP	(742,665)	USD	1,006,053	7/9/25	—	(13,408)
SSB	GBP	31,243	USD	(42,706)	7/9/25	182	—
Total Foreign Currency Exchange Contracts						$4,040	$(46,608)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	CME British Pound Currency Futures	$85,781	$84,565	9/15/25	$1,216	$—
1	CME Euro Foreign Exchange Currency Futures	147,950	144,339	9/15/25	3,611	—
2	CME Japanese Yen Currency Futures	174,863	174,435	9/15/25	428	—
					5,255	—
Interest Rate Contracts:
7	CBOT 5 Year U.S. Treasury Notes Futures	763,000	753,550	9/30/25	9,450	—
(1)	CBOT Ultra Long-Term U.S. Treasury Bond Futures	(119,125)	(113,685)	9/19/25	—	(5,440)
					9,450	(5,440)
Equity Contracts:
1	CME E-mini Russell 2000 Index Futures	109,585	107,871	9/19/25	1,714	—
19	CME E-mini S&P 500 Index Futures	5,941,063	5,778,033	9/19/25	163,030	—
11	CME E-mini S&P MidCap 400 Index Futures	3,438,050	3,386,681	9/19/25	51,369	—
3	Eurex EURO STOXX 50 Futures	188,248	189,118	9/19/25	—	(870)
1	FTSE 100 Index Futures	120,649	121,663	9/19/25	—	(1,014)
2	ICE U.S. MSCI Emerging Markets Index Futures	123,350	121,525	9/19/25	1,825	—
					217,938	(1,884)
Total Futures Contracts					$232,643	$(7,324)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNY–BNY Mellon
CAD–Canadian Dollar
CBOT–Chicago Board of Trade
CME–Chicago Mercantile Exchange
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
ICE–Intercontinental Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP Invesco Select Equity Income Managed Volatility Fund-13

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-14

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Dividends	$3,334,148
Interest	1,291,458
Foreign taxes withheld	(26,085)
4,599,521
EXPENSES:
Management fees	1,112,191
Distribution fees-Service Class	684,685
Accounting and administration expenses	58,361
Shareholder servicing fees	57,086
Professional fees	25,210
Reports and statements to shareholders	24,030
Custodian fees	19,596
Pricing fees	13,346
Consulting fees	6,138
Trustees’ fees and expenses	6,075
Other	9,108
2,015,826
Less:
Expenses reimbursed	(219,099)
Total operating expenses	1,796,727
NET INVESTMENT INCOME	2,802,794
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,281,604
Foreign currencies	25,891
Foreign currency exchange contracts	(191,648)
Futures contracts	(11,454,746)
Net realized gain	1,661,101
Net change in unrealized appreciation (depreciation) of:
Investments	5,144,528
Foreign currencies	13,600
Foreign currency exchange contracts	(102,013)
Futures contracts	927,532
Net change in unrealized appreciation (depreciation)	5,983,647
NET REALIZED AND UNREALIZED GAIN	7,644,748
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,447,542
See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Income Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,802,794	$6,452,514
Net realized gain	1,661,101	34,052,851
Net change in unrealized appreciation (depreciation)	5,983,647	11,816,537
Net increase in net assets resulting from operations	10,447,542	52,321,902
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(210,749)
Service Class	—	(23,940,509)
	—	(24,151,258)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	220,319	1,054,671
Service Class	5,817,972	8,462,300
Reinvestment of dividends and distributions:
Standard Class	—	210,749
Service Class	—	23,940,509
	6,038,291	33,668,229
Cost of shares redeemed:
Standard Class	(3,608,961)	(1,106,176)
Service Class	(34,305,307)	(88,873,637)
	(37,914,268)	(89,979,813)
Decrease in net assets derived from capital share transactions	(31,875,977)	(56,311,584)
NET DECREASE IN NET ASSETS	(21,428,435)	(28,140,940)
NET ASSETS:
Beginning of period	412,780,381	440,921,321
End of period	$391,351,946	$412,780,381
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-15

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[2]
Net asset value, beginning of period	$13.401	$12.605	$12.031	$14.447	$12.338	$11.925
Income (loss) from investment operations:
Net investment income[3]	0.094	0.200	0.202	0.166	0.120	0.152
Net realized and unrealized gain (loss)	0.270	1.388	1.178	(1.282)	2.370	0.638
Total from investment operations	0.364	1.588	1.380	(1.116)	2.490	0.790
Less dividends and distributions from:
Net investment income	—	(0.228)	(0.218)	(0.188)	(0.155)	(0.148)
Net realized gain	—	(0.564)	(0.588)	(1.112)	(0.226)	(0.229)
Total dividends and distributions	—	(0.792)	(0.806)	(1.300)	(0.381)	(0.377)
Net asset value, end of period	$13.765	$13.401	$12.605	$12.031	$14.447	$12.338
Total return[4]	2.71%	12.66%	11.79%	(7.26% )	20.19%	6.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$391,352	$409,290	$437,790	$439,324	$525,078	$507,139
Ratio of expenses to average net assets	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.02%	1.02%	1.02%	1.01%	1.07%
Ratio of net investment income to average net assets	1.42%	1.48%	1.64%	1.26%	0.86%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.31%	1.38%	1.54%	1.16%	0.77%	1.22%
Portfolio turnover	39%	74%	75%	74%	86%	65%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-16

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder  of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Invesco Select Equity Income Managed Volatility Fund-17

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2025, the value and cost of foreign currency held by the LVIP Invesco Select Equity Income Managed Volatility Fund is $21,834 and $21,475 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.565% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.915% of the average daily net assets. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$448,941	$419,391	$412,403	$1,280,735
Invesco Advisers, Inc. ("Invesco Advisers") and Invesco Capital Management, LLC ("Invesco Capital") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays Invesco Advisers and Invesco Captial a fee based on their managed portions of the Fund's average daily net assets.
LVIP Invesco Select Equity Income Managed Volatility Fund-18

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$16,992
Legal	2,590
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,970 for the six months ended June 30, 2025.
The Fund currently offers one class of shares: Service Class. The Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$42,595
Management fees payable to LFI	179,085
Distribution fees payable to LFD	110,938
Printing and mailing fees payable to Lincoln Life	7,248
Shareholder servicing fees payable to Lincoln Life	9,192
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
During the six months ended June 30, 2025, the Portfolio paid brokerage commissions to affiliated brokers/dealers:
Affiliate	Commission
Invesco Capital Markets, Inc	$5,995
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$74,488,391
Purchases of U.S. government securities	73,099,872
Sales other than U.S. government securities	100,481,438
Sales of U.S. government securities	75,300,878
LVIP Invesco Select Equity Income Managed Volatility Fund-19

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$286,705,117
Aggregate unrealized appreciation of investments and derivatives	$108,966,721
Aggregate unrealized depreciation of investments and derivatives	(5,759,755)
Net unrealized appreciation of investments and derivatives	$103,206,966
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,396,466	$724,671	$—	$9,121,137
Air Freight & Logistics	1,707,054	—	—	1,707,054
Automobiles	1,633,154	—	—	1,633,154
Banks	26,192,246	—	—	26,192,246
Beverages	4,634,216	—	—	4,634,216
Biotechnology	3,209,913	—	—	3,209,913
Broadline Retail	3,906,869	—	—	3,906,869
Building Products	4,656,027	—	—	4,656,027
Capital Markets	16,505,705	—	—	16,505,705
Chemicals	5,832,563	—	—	5,832,563
Commercial Services & Supplies	1,499,614	—	—	1,499,614
Communications Equipment	5,031,764	—	—	5,031,764
Construction & Engineering	344,053	—	—	344,053
Construction Materials	2,141,322	—	—	2,141,322
Consumer Finance	3,482,479	—	—	3,482,479
Consumer Staples Distribution & Retail	10,169,739	—	—	10,169,739
LVIP Invesco Select Equity Income Managed Volatility Fund-20

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Containers & Packaging	$811,695	$—	$—	$811,695
Diversified Telecommunication Services	2,618,342	—	—	2,618,342
Electric Utilities	10,618,419	—	—	10,618,419
Electrical Equipment	9,613,650	—	—	9,613,650
Electronic Equipment, Instruments & Components	5,053,035	—	—	5,053,035
Energy Equipment & Services	620,123	—	—	620,123
Entertainment	5,911,054	—	—	5,911,054
Financial Services	6,918,842	—	—	6,918,842
Food Products	2,203,049	—	—	2,203,049
Ground Transportation	4,926,493	—	—	4,926,493
Health Care Equipment & Supplies	8,657,967	—	—	8,657,967
Health Care Providers & Services	11,473,995	—	—	11,473,995
Health Care REITs	631,608	—	—	631,608
Health Care Technology	372,934	—	—	372,934
Hotels, Restaurants & Leisure	9,891,650	—	—	9,891,650
Household Durables	956,447	—	—	956,447
Household Products	5,672,521	—	—	5,672,521
Independent Power and Renewable Electricity Producers	388,977	—	—	388,977
Industrial Conglomerates	645,388	—	—	645,388
Industrial REITs	1,705,362	—	—	1,705,362
Insurance	11,716,483	—	—	11,716,483
Interactive Media & Services	4,344,981	—	—	4,344,981
IT Services	3,598,756	—	—	3,598,756
Life Sciences Tools & Services	3,308,143	622,192	—	3,930,335
Machinery	9,985,298	—	—	9,985,298
Media	1,994,874	—	—	1,994,874
Metals & Mining	1,423,882	—	—	1,423,882
Multi-Utilities	4,661,226	—	—	4,661,226
Oil, Gas & Consumable Fuels	19,371,074	1,280,515	—	20,651,589
Passenger Airlines	306,539	—	—	306,539
Personal Care Products	274,769	661,807	—	936,576
Pharmaceuticals	10,479,900	1,874,566	—	12,354,466
Professional Services	1,213,551	—	—	1,213,551
Real Estate Management & Development	2,131,363	—	—	2,131,363
Residential REITs	609,656	—	—	609,656
Retail REITs	630,577	—	—	630,577
Semiconductors & Semiconductor Equipment	14,867,012	—	—	14,867,012
Software	16,921,706	—	—	16,921,706
Specialized REITs	3,715,545	—	—	3,715,545
Specialty Retail	6,314,691	—	—	6,314,691
Technology Hardware, Storage & Peripherals	1,946,935	—	—	1,946,935
Textiles, Apparel & Luxury Goods	1,778,830	—	—	1,778,830
Tobacco	5,656,676	—	—	5,656,676
Trading Companies & Distributors	2,584,274	—	—	2,584,274
Water Utilities	309,659	—	—	309,659
Wireless Telecommunication Services	1,352,364	—	—	1,352,364
Convertible Preferred Stock	349,062	—	—	349,062
Agency Obligation	—	77,803	—	77,803
Convertible Bonds	—	14,907,966	—	14,907,966
Corporate Bonds	—	22,118,448	—	22,118,448
U.S. Treasury Obligations	—	13,176,295	—	13,176,295
Money Market Fund	13,390,913	—	—	13,390,913
LVIP Invesco Select Equity Income Managed Volatility Fund-21

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Investment	$—	$11,595	$—	$11,595
Total Investments	$334,273,474	$55,455,858	$—	$389,729,332
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,040	$—	$4,040
Futures Contracts	$232,643	$—	$—	$232,643
Liabilities:
Foreign Currency Exchange Contracts	$—	$(46,608)	$—	$(46,608)
Futures Contracts	$(7,324)	$—	$—	$(7,324)
There were no Level 3 investments at the end of the period.
As a result of utilizing International fair value pricing at June 30, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	16,554	76,706
Service Class	436,936	630,315
Shares reinvested:
Standard Class	—	15,628
Service Class	—	1,779,572
	453,490	2,502,221
Shares redeemed:
Standard Class	(276,499)	(80,290)
Service Class	(2,548,548)	(6,599,284)
	(2,825,047)	(6,679,574)
Net decrease	(2,371,557)	(4,177,353)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP Invesco Select Equity Income Managed Volatility Fund-22

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2025, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$4,040	Receivables and other assets net of liabilities	$(46,608)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	217,938	Receivables and other assets net of liabilities	(1,884)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	5,255	Receivables and other assets net of liabilities	—
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	9,450	Receivables and other assets net of liabilities	(5,440)
Total		$236,683		$(53,932)
LVIP Invesco Select Equity Income Managed Volatility Fund-23

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(191,648)	$(102,013)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(11,378,197)	901,795
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(71,113)	21,727
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(5,436)	4,010
Total		$(11,646,394)	$825,519
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,352,464	$5,139,417
Futures contracts (average notional value)	12,094,011	8,298,796
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by
LVIP Invesco Select Equity Income Managed Volatility Fund-24

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
At a meeting held on March 3-4, 2025, of the Board of Trustees (“Board”) of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed Reorganization will be included in proxy materials.
The Reorganization is subject to certain conditions, including approval by shareholders of the Fund. Proxy materials regarding the Reorganization will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, who are shareholders of the Fund, as of the close of business on May 1, 2025 (“Record Date”). A meeting of shareholders, as of the Record Date, to consider the Reorganization is scheduled to be held on or about July 31, 2025, and the Fund’s Reorganization is expected to be completed on or about August 1, 2025 (“Closing Date”). Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-25

LVIP JPMorgan Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan Core Bond Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.65%
Federal Home Loan Mortgage Corp. REMICS
Series 1863 Class Z 6.50% 7/15/26	2	$2
Series 1981 Class Z 6.00% 5/15/27	255	255
Series 1987 Class PE 7.50% 9/15/27	1,358	1,392
Series 1999 Class PU 7.00% 10/15/27	1,492	1,501
Series 2031 Class PG 7.00% 2/15/28	7,715	7,893
Series 2035 Class PC 6.95% 3/15/28	6,767	6,917
*Series 2038 Class PN 7.00% 3/15/28	468	29
Series 2054 Class PV 7.50% 5/15/28	962	984
Series 2057 Class PE 6.75% 5/15/28	14,440	14,780
Series 2064 Class TE 7.00% 6/15/28	760	782
Series 2075 Class PH 6.50% 8/15/28	1,784	1,826
Series 2095 Class PE 6.00% 11/15/28	5,647	5,758
•Series 2132 Class SB 11.37% (30.05% minus 30 day USD SOFR Average) 3/15/29	370	407
Series 2178 Class PB 7.00% 8/15/29	3,268	3,383
Series 2182 Class ZB 8.00% 9/15/29	4,502	4,642
•Series 2204 Class GB 8.00% 12/20/29	125	15
Series 2247 Class Z 7.50% 8/15/30	2,102	2,197
Series 2259 Class ZC 7.35% 10/15/30	46,109	48,177
Series 2325 Class PM 7.00% 6/15/31	1,085	1,132
Series 2344 Class ZD 6.50% 8/15/31	10,921	11,194
Series 2344 Class ZJ 6.50% 8/15/31	2,600	2,685
Series 2345 Class NE 6.50% 8/15/31	1,346	1,399
Series 2359 Class ZB 8.50% 6/15/31	5,679	6,054
Series 2367 Class ME 6.50% 10/15/31	20,434	21,445
~^Series 2390 Class DO 0.00% 12/15/31	1,019	973
•Series 2410 Class QS 8.01% (19.20% minus 30 day USD SOFR Average) 2/15/32	3,117	3,380
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
*•Series 2410 Class QX 4.23% (8.54% minus 30 day USD SOFR Average) 2/15/32	2,516	$231
•Series 2412 Class SP 7.26% (15.87% minus 30 day USD SOFR Average) 2/15/32	3,454	3,711
Series 2423 Class MC 7.00% 3/15/32	6,142	6,440
Series 2423 Class MT 7.00% 3/15/32	9,110	9,562
Series 2435 Class CJ 6.50% 4/15/32	19,240	20,078
*•Series 2444 Class ES 3.53% (7.84% minus 30 day USD SOFR Average) 3/15/32	3,940	364
*•Series 2450 Class SW 3.58% (7.89% minus 30 day USD SOFR Average) 3/15/32	2,627	239
Series 2455 Class GK 6.50% 5/15/32	7,690	8,018
Series 2484 Class LZ 6.50% 7/15/32	5,445	5,605
Series 2500 Class MC 6.00% 9/15/32	11,575	12,049
Series 2543 Class YX 6.00% 12/15/32	231,986	240,144
Series 2544 Class HC 6.00% 12/15/32	13,452	13,908
Series 2574 Class PE 5.50% 2/15/33	73,383	75,259
Series 2575 Class ME 6.00% 2/15/33	38,849	40,181
*Series 2586 Class WI 6.50% 3/15/33	2,268	334
Series 2647 Class A 3.25% 4/15/32	10,279	10,001
Series 2764 Class UG 5.00% 3/15/34	60,671	61,600
Series 2949 Class GE 5.50% 3/15/35	84,825	87,339
Series 3047 Class OD 5.50% 10/15/35	56,967	58,156
•Series 3085 Class VS 11.05% (28.26% minus 30 day USD SOFR Average) 12/15/35	21,192	25,561
Series 3098 Class KG 5.50% 1/15/36	77,957	79,716
~^Series 3117 Class EO 0.00% 2/15/36	6,442	5,438
*•Series 3260 Class CS 1.72% (6.03% minus 30 day USD SOFR Average) 1/15/37	7,247	586
*•Series 3380 Class SI 1.95% (6.26% minus 30 day USD SOFR Average) 10/15/37	405,435	36,604
LVIP JPMorgan Core Bond Fund-1

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
*•Series 3385 Class SN 1.58% (5.89% minus 30 day USD SOFR Average) 11/15/37	6,064	$367
*•Series 3387 Class SA 2.00% (6.31% minus 30 day USD SOFR Average) 11/15/37	18,723	1,623
Series 3423 Class PB 5.50% 3/15/38	83,180	86,268
*•Series 3451 Class SA 1.63% (5.94% minus 30 day USD SOFR Average) 5/15/38	1,892	167
*•Series 3455 Class SE 1.78% (6.09% minus 30 day USD SOFR Average) 6/15/38	64,615	5,893
Series 3786 Class PD 4.50% 1/15/41	407,000	391,410
*•Series 3973 Class SA 2.07% (6.38% minus 30 day USD SOFR Average) 12/15/41	310,555	35,748
Series 4664 Class UZ 4.00% 3/15/47	1,390,205	1,249,732
Series 4793 Class CB 3.00% 5/15/48	403,757	356,440
Series 4793 Class CD 3.00% 6/15/48	263,551	232,523
Series 4813 Class CJ 3.00% 8/15/48	237,058	204,057
Series 4991 Class QV 2.00% 9/25/45	357,967	309,573
*Series 5010 Class IK 2.50% 9/25/50	298,103	46,189
*Series 5010 Class JI 2.50% 9/25/50	790,605	135,109
*Series 5013 Class IN 2.50% 9/25/50	373,878	62,649
*Series 5018 Class MI 2.00% 10/25/50	751,949	101,697
*Series 5059 Class IB 2.50% 1/25/51	1,136,084	189,548
Series 5092 Class AP 2.00% 4/25/41	482,666	421,099
*Series 5140 Class NI 2.50% 5/25/49	1,272,445	185,157
*Series 5148 Class BI 2.50% 1/25/49	2,596,218	386,422
*Series 5148 Class CI 2.00% 6/25/49	1,244,901	154,175
*Series 5202 Class IN 3.00% 1/25/47	996,694	134,252
Series 5224 Class HL 4.00% 4/25/52	1,300,000	1,186,677
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
φSeries 2017-4 Class HT 3.25% 6/25/57	9,187,419	8,197,937
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust (continued)
Series 2019-1 Class MT 3.50% 7/25/58	2,513,624	$2,220,700
Series 2019-3 Class MB 3.50% 10/25/58	294,473	241,145
Series 2022-1 Class MTU 3.25% 11/25/61	706,303	602,847
Series 2022-2 Class M5TU 4.00% 4/25/62	4,279,412	3,949,779
Series 2023-1 Class MT 3.00% 10/25/62	1,156,176	956,470
Series 2024-2 Class MT 3.50% 5/25/64	5,348,994	4,572,139
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6 Class M2 5.81% (30 day USD SOFR Average + 1.50%) 10/25/41	2,269,004	2,277,472
Series 2022-DNA2 Class M1A 5.61% (30 day USD SOFR Average + 1.30%) 2/25/42	901,357	903,838
Series 2022-DNA3 Class M1B 7.21% (30 day USD SOFR Average + 2.90%) 4/25/42	2,640,000	2,718,859
Series 2022-DNA4 Class M1B 7.66% (30 day USD SOFR Average + 3.35%) 5/25/42	700,000	727,508
Federal Home Loan Mortgage Corp. STRIPS
*Series 233 Class 11 5.00% 9/15/35	12,733	1,972
*•Series 239 Class S30 3.28% (7.59% minus 30 day USD SOFR Average) 8/15/36	14,643	1,956
Series 262 Class 35 3.50% 7/15/42	71,534	67,832
Series 299 Class 300 3.00% 1/15/43	45,183	41,009
*•Series 334 Class S7 1.68% (5.99% minus 30 day USD SOFR Average) 8/15/44	518,241	58,697
*•Series 353 Class S1 1.58% (5.89% minus 30 day USD SOFR Average) 12/15/46	209,771	23,034
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
♦•Series T-41 Class 3A 4.45% 7/25/32	5,133	4,911
♦Series T-54 Class 2A 6.50% 2/25/43	42,392	42,863
♦Series T-54 Class 3A 7.00% 2/25/43	18,251	19,248
~♦^Series T-56 Class A 0.00% 5/25/43	129,675	100,529
~♦^Series T-58 Class A 0.00% 9/25/43	6,394	5,296
LVIP JPMorgan Core Bond Fund-2

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.86% (30 day USD SOFR Average + 1.55%) 10/25/41	632,148	$634,171
Series 2022-R03 Class 1M2 7.81% (30 day USD SOFR Average + 3.50%) 3/25/42	760,000	789,587
Series 2023-R06 Class 1M2 7.01% (30 day USD SOFR Average + 2.70%) 7/25/43	1,550,000	1,601,819
Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90% 6/25/27	660,510	639,539
Federal National Mortgage Association Interest STRIPS
~^Series 329 Class 1 0.00% 1/25/33	1,088	961
*Series 365 Class 8 5.50% 5/25/36	5,451	968
*Series 427 Class C73 3.00% 12/25/48	1,623,851	269,389
Federal National Mortgage Association REMICS
Series 1997-39 Class PD 7.50% 5/20/27	539	549
Series 1997-46 Class PL 6.00% 7/18/27	747	752
Series 1998-36 Class ZB 6.00% 7/18/28	550	557
Series 1998-46 Class GZ 6.50% 8/18/28	1,634	1,671
Series 1998-58 Class PC 6.50% 10/25/28	5,201	5,325
*Series 1999-39 Class JH 6.50% 8/25/29	9,544	690
*Series 2000-52 IO 8.50% 1/25/31	633	86
Series 2001-30 Class PM 7.00% 7/25/31	5,600	5,843
*Series 2001-33 Class ID 6.00% 7/25/31	23,169	2,603
Series 2001-36 Class DE 7.00% 8/25/31	10,446	10,950
Series 2001-44 Class PD 7.00% 9/25/31	677	697
Series 2001-61 Class Z 7.00% 11/25/31	16,923	17,866
•Series 2002-1 Class SA 10.82% (24.82% minus 30 day USD SOFR Average) 2/25/32	427	507
*•Series 2002-13 Class SJ 1.60% (7.99% minus 30 day USD SOFR Average) 3/25/32	11,090	198
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
~^Series 2002-15 0.00% 4/25/32	10,071	$9,397
Series 2002-28 Class PK 6.50% 5/25/32	6,722	6,984
*•Series 2002-68 Class SH 3.58% (7.89% minus 30 day USD SOFR Average) 10/18/32	15,370	1,366
•Series 2002-77 Class S 6.38% (14.27% minus 30 day USD SOFR Average) 12/25/32	1,427	1,481
*•Series 2003-116 Class SB 3.18% (7.49% minus 30 day USD SOFR Average) 11/25/33	18,500	1,551
•Series 2003-130 Class SX 4.89% (11.35% minus 30 day USD SOFR Average) 1/25/34	181	182
Series 2003-131 Class CH 5.50% 1/25/34	26,387	26,922
~^Series 2003-132 Class OA 0.00% 8/25/33	298	282
Series 2003-22 Class UD 4.00% 4/25/33	40,380	39,895
*Series 2003-44 Class IU 7.00% 6/25/33	8,387	1,336
Series 2003-47 Class PE 5.75% 6/25/33	6,704	6,923
•Series 2003-64 Class SX 2.68% (13.46% minus 30 day USD SOFR Average) 7/25/33	1,332	1,289
Series 2003-7 Class A1 6.50% 12/25/42	65,563	66,289
•Series 2003-71 Class DS 1.56% (7.31% minus 30 day USD SOFR Average) 8/25/33	11,318	10,146
•Series 2003-91 Class SD 5.13% (12.31% minus 30 day USD SOFR Average) 9/25/33	2,041	2,010
Series 2004-35 Class AZ 4.50% 5/25/34	34,376	33,960
•Series 2004-36 Class SA 7.37% (19.21% minus 30 day USD SOFR Average) 5/25/34	13,331	14,404
•Series 2004-46 Class SK 4.35% (16.19% minus 30 day USD SOFR Average) 5/25/34	4,019	4,096
LVIP JPMorgan Core Bond Fund-3

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2004-51 Class SY 5.40% (14.01% minus 30 day USD SOFR Average) 7/25/34	1,324	$1,339
•Series 2004-61 Class SK 8.50% (50.19% minus 30 day USD SOFR Average) 11/25/32	7,551	8,055
Series 2004-79 Class ZE 5.50% 11/25/34	176,605	179,689
Series 2004-91 Class HC 6.00% 12/25/34	194,189	200,084
•Series 2005-45 Class DC 8.10% (23.89% minus 30 day USD SOFR Average) 6/25/35	19,441	21,986
Series 2005-84 Class XM 5.75% 10/25/35	9,884	10,206
~^Series 2006-110 0.00% 11/25/36	8,836	7,514
*•Series 2006-117 Class GS 2.23% (6.54% minus 30 day USD SOFR Average) 12/25/36	16,339	1,615
~^Series 2006-22 Class AO 0.00% 4/25/36	9,466	8,141
•Series 2006-46 Class SW 7.99% (23.78% minus 30 day USD SOFR Average) 6/25/36	3,024	3,459
*•Series 2007-100 Class SM 2.03% (6.34% minus 30 day USD SOFR Average) 10/25/37	17,232	1,738
*•Series 2007-53 Class SH 1.68% (5.99% minus 30 day USD SOFR Average) 6/25/37	22,367	1,855
*•Series 2007-7 Class SG 2.08% (6.39% minus 30 day USD SOFR Average) 8/25/36	42,337	3,520
*•Series 2007-88 Class VI 2.12% (6.43% minus 30 day USD SOFR Average) 9/25/37	29,926	2,844
*•Series 2008-1 Class BI 1.49% (5.80% minus 30 day USD SOFR Average) 2/25/38	16,512	1,300
*•Series 2008-16 Class IS 1.78% (6.09% minus 30 day USD SOFR Average) 3/25/38	4,920	386
*•Series 2008-46 Class HI 2.15% 6/25/38	6,830	380
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*•Series 2008-53 Class CI 2.78% (7.09% minus 30 day USD SOFR Average) 7/25/38	5,451	$641
*•Series 2009-112 Class ST 1.83% (6.14% minus 30 day USD SOFR Average) 1/25/40	14,951	1,332
*•Series 2010-100 Class SV 2.21% (6.52% minus 30 day USD SOFR Average) 9/25/40	633,930	68,274
Series 2010-102 Class PN 5.00% 9/25/40	205,150	207,302
Series 2010-134 Class KZ 4.50% 12/25/40	215,575	192,027
*•Series 2010-35 Class SB 2.00% (6.31% minus 30 day USD SOFR Average) 4/25/40	5,771	570
Series 2010-80 Class PZ 5.00% 7/25/40	219,548	224,064
*Series 2012-101 Class BI 4.00% 9/25/27	162	0
Series 2012-118 Class VZ 3.00% 11/25/42	666,601	601,005
Series 2012-30 Class DZ 4.00% 4/25/42	125,623	121,987
~^Series 2013-128 0.00% 12/25/43	59,485	44,826
*•Series 2013-54 Class BS 1.73% (6.04% minus 30 day USD SOFR Average) 6/25/43	41,410	4,659
Series 2013-67 Class KZ 2.50% 4/25/43	944,606	781,668
*Series 2014-15 Class JI 3.50% 4/25/29	953,079	38,574
Series 2014-19 Class Z 4.50% 4/25/44	413,142	408,584
*Series 2014-38 Class QI 5.50% 12/25/43	194,086	27,607
Series 2015-65 Class CZ 3.50% 9/25/45	705,054	601,433
Series 2016-38 Class NA 3.00% 1/25/46	62,644	58,289
*•Series 2016-61 Class BS 1.68% (5.99% minus 30 day USD SOFR Average) 9/25/46	705,351	47,784
*•Series 2017-76 Class SB 1.68% (5.99% minus 30 day USD SOFR Average) 10/25/57	744,714	96,718
LVIP JPMorgan Core Bond Fund-4

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*•Series 2017-85 Class SC 1.78% (6.09% minus 30 day USD SOFR Average) 11/25/47	133,945	$12,188
Series 2020-46 Class KB 1.25% 6/25/50	7,552,314	5,813,639
Series 2020-47 Class GZ 2.00% 7/25/50	663,047	419,612
Series 2020-56 Class AQ 2.00% 8/25/50	2,000,000	1,570,837
*Series 2020-56 Class DI 2.50% 8/25/50	343,220	57,036
Series 2020-57 Class TA 2.00% 4/25/50	1,202,993	1,060,790
*Series 2020-73 Class KI 3.00% 10/25/50	440,454	79,235
Series 2020-90 Class PE 2.00% 12/25/50	1,251,917	999,261
Series 2021-1 Class EP 1.00% 11/25/50	546,939	414,166
*Series 2021-1 Class IG 2.50% 2/25/51	1,181,440	204,232
Series 2021-25 Class GA 1.00% 5/25/51	908,487	683,535
Series 2021-28 Class LB 2.00% 4/25/51	1,084,547	887,803
*Series 2021-3 Class QI 2.50% 2/25/51	1,382,743	221,858
*Series 2021-43 IO 2.50% 6/25/51	2,527,653	393,356
*Series 2021-44 Class MI 2.50% 7/25/51	677,123	119,786
*Series 2021-61 Class KI 2.50% 4/25/49	2,441,655	363,966
Series 2021-65 Class JA 2.00% 1/25/46	378,356	335,523
Series 2021-86 Class MA 2.50% 11/25/47	9,025,470	8,201,953
Series 2021-95 Class GA 1.88% 3/25/51	7,823,859	6,521,123
Series 2022-29 Class KZ 1.50% 6/25/42	1,361,498	998,562
*Series 2022-86 IO 2.50% 5/25/50	1,520,692	214,756
Federal National Mortgage Association REMICS Trust
~^Series 1999-W1 0.00% 2/25/29	4,122	3,733
Series 1999-W4 Class A9 6.25% 2/25/29	14,765	14,908
Series 2002-W7 Class A4 6.00% 6/25/29	68,152	69,301
•Series 2003-W1 Class 1A1 4.74% 12/25/42	83,489	82,113
•Series 2003-W1 Class 2A 5.13% 12/25/42	12,761	12,537
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Trust Series 2004-W2 Class 2A2 7.00% 2/25/44	4,084	$4,228
Government National Mortgage Association
•Series 2013-107 Class AD 2.79% 11/16/47	274,395	252,761
*•Series 2013-50 IO 0.06% 10/16/48	2,981,397	7,766
*•Series 2013-74 IO 0.48% 12/16/53	2,222,926	23,103
•Series 2014-17 Class AM 3.54% 6/16/48	3,555	3,472
*•Series 2016-128 IO 0.82% 9/16/56	2,297,665	64,066
*•Series 2017-145 IO 0.50% 4/16/57	1,166,454	31,748
*•Series 2017-157 IO 0.52% 12/16/59	578,385	17,722
*•Series 2017-8 IO 0.44% 8/16/58	868,704	18,516
Series 2020-103 Class AD 1.45% 1/16/63	1,342,927	1,029,171
*•Series 2020-109 Class AI 0.84% 5/16/60	1,476,338	86,219
*•Series 2020-184 IO 0.91% 11/16/60	2,064,439	135,910
*•Series 2021-110 IO 0.87% 11/16/63	3,475,808	233,079
*•Series 2021-133 IO 0.88% 7/16/63	3,941,296	264,152
Series 2021-2 Class AH 1.50% 6/16/63	162,887	118,647
*•Series 2021-37 IO 0.80% 1/16/61	2,076,774	118,488
*•Series 2021-60 IO 0.83% 5/16/63	1,655,986	94,538
*•Series 2021-68 IO 0.87% 10/16/62	1,981,283	119,052
•Series 2022-196 Class BE 3.00% 10/16/64	900,000	614,671
*•Series 2022-210 IO 0.70% 7/16/64	1,039,056	65,481
*•Series 2022-216 IO 0.75% 7/16/65	1,076,312	64,990
•Series 2022-220 Class E 3.00% 10/16/64	600,000	416,218
*•Series 2022-3 IO 0.64% 2/16/61	4,958,756	243,582
*•Series 2022-59 IO 0.57% 2/16/62	2,544,076	106,753
Series 2023-92 Class AH 2.00% 6/16/64	4,263,731	3,196,270
*•Series 2023-92 Class IA 0.61% 6/16/64	4,561,201	250,715
LVIP JPMorgan Core Bond Fund-5

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS
Series 2001-10 Class PE 6.50% 3/16/31	75,291	$77,367
•Series 2004-28 Class S 7.49% (19.35% minus 1 mo. USD Term SOFR) 4/16/34	5,117	5,575
Series 2006-38 Class OH 6.50% 8/20/36	373,521	398,243
*•Series 2007-45 Class QA 2.21% (6.53% minus 1 mo. USD Term SOFR) 7/20/37	25,241	2,505
*•Series 2007-51 Class SG 2.15% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	80,341	8,042
*•Series 2007-76 Class SA 2.10% (6.42% minus 1 mo. USD Term SOFR) 11/20/37	20,980	2,053
*•Series 2008-2 Class MS 2.73% (7.05% minus 1 mo. USD Term SOFR) 1/16/38	20,206	2,324
*•Series 2008-55 Class SA 1.77% (6.09% minus 1 mo. USD Term SOFR) 6/20/38	12,365	1,148
Series 2009-104 Class KB 5.50% 11/16/39	236,000	239,406
*•Series 2009-106 Class ST 1.57% (5.89% minus 1 mo. USD Term SOFR) 2/20/38	62,152	4,565
*Series 2009-14 Class KI 6.50% 3/20/39	18,984	4,460
*Series 2009-14 Class NI 6.50% 3/20/39	14,120	3,090
*•Series 2009-22 Class SA 1.84% (6.16% minus 1 mo. USD Term SOFR) 4/20/39	27,791	1,714
*•Series 2009-31 Class TS 1.87% (6.19% minus 1 mo. USD Term SOFR) 3/20/39	10,001	199
*•Series 2009-6 Class SA 1.67% (5.99% minus 1 mo. USD Term SOFR) 2/16/39	7,241	601
*•Series 2009-6 Class SH 1.61% (5.93% minus 1 mo. USD Term SOFR) 2/20/39	23,860	2,061
*•Series 2009-64 Class SN 1.67% (5.99% minus 1 mo. USD Term SOFR) 7/16/39	19,057	851
~^Series 2009-79 Class OK 0.00% 11/16/37	13,630	11,416
Series 2010-130 Class CP 7.00% 10/16/40	18,750	20,403
*•Series 2011-75 Class SM 2.17% (6.49% minus 1 mo. USD Term SOFR) 5/20/41	35,448	3,184
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
•Series 2011-H19 Class FA 4.92% (1 mo. USD Term SOFR + 0.58%) 8/20/61	51,443	$51,251
•Series 2012-H23 Class SA 4.98% (1 mo. USD Term SOFR + 0.64%) 10/20/62	50,067	49,613
*Series 2013-53 Class OI 3.50% 4/20/43	254,987	32,475
Series 2013-69 Class MA 1.50% 8/20/42	140,574	125,219
•Series 2013-H08 Class FC 4.90% (1 mo. USD Term SOFR + 0.56%) 2/20/63	74,114	73,855
Series 2013-H09 Class HA 1.65% 4/20/63	2,500	2,363
•Series 2014-H17 Class FC 4.95% (1 mo. USD Term SOFR + 0.61%) 7/20/64	85,974	85,790
•Series 2015-137 Class WA 5.55% 1/20/38	101,410	103,474
•Series 2015-H16 Class FG 4.89% (1 mo. USD Term SOFR + 0.55%) 7/20/65	190,993	190,372
•Series 2015-H30 Class FE 5.05% (1 mo. USD Term SOFR + 0.71%) 11/20/65	250,961	250,890
*•Series 2016-135 Class SB 1.67% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	392,983	56,049
Series 2016-135 Class Z 3.00% 10/20/46	259,302	215,916
*•Series 2016-21 Class ST 1.72% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	720,170	87,868
*Series 2016-84 Class IG 4.50% 11/16/45	1,069,104	207,328
•Series 2016-H11 Class FD 5.08% (1 yr. USD Term SOFR + 1.12%) 5/20/66	55,165	55,354
•Series 2016-H26 Class FC 5.45% (1 mo. USD Term SOFR + 1.11%) 12/20/66	42,364	42,474
•Series 2017-H14 Class FK 4.12% (1 yr. CMT + 0.20%) 5/20/67	33,863	33,684
•Series 2017-H14 Class FV 4.95% (1 mo. USD Term SOFR + 0.61%) 6/20/67	106,690	106,421
*•Series 2017-H22 Class IC 2.94% 11/20/67	523,387	19,836
•Series 2018-H13 Class FC 4.75% (1 mo. USD Term SOFR + 0.41%) 7/20/68	112,683	112,076
LVIP JPMorgan Core Bond Fund-6

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
•Series 2019-H13 Class FT 4.37% (1 yr. CMT + 0.45%) 8/20/69	28,598	$28,538
*Series 2020-123 Class IL 2.50% 8/20/50	227,567	32,244
*Series 2020-123 Class NI 2.50% 8/20/50	783,418	114,045
*Series 2020-127 Class IN 2.50% 8/20/50	314,194	46,408
*Series 2020-129 Class IE 2.50% 9/20/50	326,915	47,207
*Series 2020-160 Class IH 2.50% 10/20/50	205,767	30,629
*Series 2020-160 Class VI 2.50% 10/20/50	335,760	48,593
*Series 2020-160 Class YI 2.50% 10/20/50	1,136,948	162,766
*Series 2020-173 Class MI 2.50% 11/20/50	4,686,250	682,575
*Series 2020-181 Class WI 2.00% 12/20/50	2,320,363	277,219
•Series 2020-30 Class PT 4.76% 3/20/48	516,663	503,075
*Series 2020-47 Class MI 3.50% 4/20/50	619,252	116,219
*Series 2020-47 Class NI 3.50% 4/20/50	233,959	45,135
•Series 2020-H12 Class F 4.95% (1 mo. USD Term SOFR + 0.61%) 7/20/70	97,064	96,043
•Series 2020-H13 Class FA 4.90% (1 mo. USD Term SOFR + 0.56%) 7/20/70	304,867	301,197
•Series 2020-H13 Class FC 4.90% (1 mo. USD Term SOFR + 0.56%) 7/20/70	83,276	82,219
Series 2021-188 Class PA 2.00% 10/20/51	60,442	49,858
*Series 2021-191 Class NI 3.00% 10/20/51	420,914	83,195
Series 2021-223 Class P 2.00% 6/20/51	879,629	778,060
*Series 2021-29 Class TI 2.50% 2/20/51	1,264,349	224,743
Series 2021-77 Class LC 1.25% 7/20/50	103,193	81,418
Series 2022-139 Class AL 4.00% 7/20/51	1,500,000	1,365,058
Series 2022-189 Class PT 2.50% 10/20/51	748,195	614,056
Series 2022-99 Class JW 2.50% 1/20/52	300,000	234,450
Series 2024-197 Class BN 3.00% 5/20/51	9,390,294	8,657,818
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
Series 2025-6 Class A 3.50% 11/20/50	26,293,076	$24,950,378
Seasoned Credit Risk Transfer Trust Series 2025-1 Class MTU 3.25% 11/25/64	7,662,451	6,491,118
Seasoned Loans Structured Transaction Trust Series 2025-1 Class A1 3.00% 5/25/35	7,901,342	7,208,375
Total Agency Collateralized Mortgage Obligations (Cost $134,334,443)		136,139,119
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.65%
•Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN2 Class M1 6.11% (30 day USD SOFR Average + 1.80%) 7/25/41	389,947	387,053
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 Class X1 1.02% 8/25/26	19,039,056	156,406
♦Series K065 Class A2 3.24% 4/25/27	215,000	211,500
♦•Series K070 Class A2 3.30% 11/25/27	208,000	205,080
♦•Series K072 Class AM 3.50% 12/25/27	1,000,000	981,784
♦Series K079 Class AM 3.93% 6/25/28	588,000	585,239
♦•Series K081 Class A2 3.90% 8/25/28	395,000	393,138
*♦•Series K094 Class X1 1.01% 6/25/29	2,241,628	65,870
*♦•Series K094 Class XAM 1.28% 6/25/29	3,700,000	151,699
*♦•Series K095 Class XAM 1.38% 6/25/29	900,000	40,732
*♦•Series K101 Class X1 0.94% 10/25/29	875,903	26,237
*♦•Series K104 Class XAM 1.50% 1/25/30	1,900,000	105,120
*♦•Series K105 Class X1 1.64% 1/25/30	5,211,974	296,035
*♦•Series K110 Class X1 1.76% 4/25/30	4,302,200	271,293
*♦•Series K115 Class X1 1.42% 6/25/30	1,479,387	79,838
*♦•Series K116 Class X1 1.52% 7/25/30	3,631,212	206,862
*♦•Series K124 Class X1 0.81% 12/25/30	1,487,378	48,203
LVIP JPMorgan Core Bond Fund-7

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
*♦•Series K128 Class X1 0.61% 3/25/31	6,413,607	$151,461
*♦•Series K130 Class X1 1.14% 6/25/31	7,959,037	399,186
*♦•Series K131 Class X1 0.83% 7/25/31	6,766,474	247,829
*♦•Series K133 Class X1 0.44% 9/25/31	11,602,237	215,173
*♦•Series K142 Class X1 0.40% 3/25/32	5,187,803	92,861
*♦•Series K143 Class X1 0.45% 4/25/55	5,276,816	111,723
*♦•Series K145 Class X1 0.43% 5/25/32	5,677,198	114,020
♦Series K146 Class A2 2.92% 6/25/32	1,100,000	1,006,617
*♦•Series K147 Class X1 0.49% 6/25/32	7,564,418	178,554
*♦•Series K148 Class X1 0.39% 7/25/32	14,572,099	253,065
*♦•Series K149 Class X1 0.40% 8/25/32	8,356,936	157,287
♦•Series K-150 Class A2 3.71% 9/25/32	1,000,000	955,119
♦•Series K-151 Class A2 3.80% 10/25/32	1,150,000	1,103,031
*♦•Series K-151 Class X1 0.33% 10/25/32	15,170,063	216,958
*♦•Series K-1511 Class X1 0.93% 3/25/34	1,847,103	84,033
*♦•Series K-1520 Class X1 0.58% 2/25/36	3,765,017	132,562
♦•Series K-153 Class A2 3.82% 12/25/32	1,000,000	965,126
*♦•Series K-157 Class X1 0.42% 5/25/33	6,797,583	138,077
♦•Series K507 Class A2 4.80% 9/25/28	100,000	102,003
*♦•Series K737 Class X1 0.72% 10/25/26	5,609,370	32,295
*♦•Series K741 Class X1 0.64% 12/25/27	2,268,016	25,649
*♦•Series K742 Class X1 0.86% 3/25/28	4,624,856	52,407
*♦•Series K743 Class X1 1.01% 5/25/28	2,946,999	67,277
♦•Series K754 Class AM 4.94% 11/25/30	4,180,000	4,281,460
*♦•Series KC05 Class X1 1.34% 6/25/27	1,023,171	12,074
♦Series KJ45 Class A2 4.66% 1/25/31	815,000	824,304
*♦•Series KL06 Class XFX 1.46% 12/25/29	4,175,831	173,198
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
♦•Series Q013 Class APT2 1.17% 5/25/50	734,680	$694,560
Federal National Mortgage Association-ACES
•Series 2013-M6 Class 1AC 3.49% 2/25/43	40,815	38,919
•Series 2015-M10 Class A2 3.09% 4/25/27	208,461	204,609
Series 2016-M11 Class AL 2.94% 7/25/39	98,365	93,238
•Series 2017-M12 Class A2 3.16% 6/25/27	223,335	218,736
•Series 2017-M5 Class A2 3.11% 4/25/29	163,576	157,294
•Series 2017-M7 Class A2 2.96% 2/25/27	619,461	606,767
•Series 2017-M8 Class A2 3.06% 5/25/27	233,299	228,608
•Series 2018-M10 Class A2 3.47% 7/25/28	446,428	436,982
Series 2018-M15 Class 1A2 3.70% 1/25/36	900,000	856,227
•Series 2018-M3 Class A2 3.17% 2/25/30	140,224	133,780
•Series 2018-M9 Class APT2 3.21% 4/25/28	64,852	62,893
•Series 2019-M23 Class 3A3 2.72% 10/25/31	457,647	410,061
Series 2019-M4 Class A2 3.61% 2/25/31	290,253	277,181
Series 2019-M5 Class A2 3.27% 2/25/29	464,553	451,483
Series 2019-M6 Class A2 3.45% 1/1/29	160,540	156,396
Series 2020-M50 Class A2 1.20% 10/25/30	279,220	264,411
*•Series 2020-M50 Class X1 1.92% 10/25/30	4,344,765	214,026
Series 2020-M6 Class A 2.50% 10/25/37	152,809	135,818
Series 2021-M3 Class 1A1 1.00% 11/25/33	3,617	3,605
*•Series 2021-M3 Class X1 2.02% 11/25/33	2,279,661	159,425
•Series 2022-M1G Class A2 1.58% 9/25/31	3,350,000	2,859,862
•Series 2022-M1S Class A2 2.15% 4/25/32	1,290,000	1,109,539
•Series 2022-M2S Class A2 3.88% 8/25/32	3,875,000	3,665,996
•Series 2022-M3 Class A2 1.76% 11/25/31	1,500,000	1,275,198
•Series 2023-M2 Class 3A2 2.05% 4/25/32	7,500,000	6,425,638
LVIP JPMorgan Core Bond Fund-8

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES (continued)
•Series 2023-M4 Class A2 3.89% 9/25/32	200,000	$190,986
•Series 2023-M8 Class A2 4.62% 3/25/33	9,405,000	9,394,954
•FREMF Mortgage Trust
Series 2016-K59 Class B 3.69% 11/25/49	180,000	176,443
Series 2019-K102 Class B 3.65% 12/25/51	750,000	706,338
Series 2019-KBF3 Class B 6.93% (30 day USD SOFR Average + 2.61%) 1/25/29	548,085	544,922
Total Agency Commercial Mortgage-Backed Securities (Cost $47,966,122)		48,460,333
AGENCY MORTGAGE-BACKED SECURITIES–21.01%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	2,062,856	1,721,356
1.50% 5/1/41	2,158,855	1,788,058
1.50% 7/1/41	1,607,603	1,333,209
1.50% 10/1/41	2,257,100	1,864,473
1.50% 11/1/41	304,279	251,254
1.50% 2/1/51	586,679	442,895
1.50% 3/1/52	435,725	327,728
2.00% 10/1/40	960,947	833,739
2.00% 7/1/41	963,059	830,720
2.00% 9/1/41	2,513,443	2,157,122
2.00% 10/1/41	1,021,278	878,297
2.00% 11/1/41	560,859	483,431
2.00% 12/1/41	1,121,224	962,396
2.00% 1/1/42	3,500,672	3,009,441
2.00% 2/1/42	1,001,317	860,500
2.00% 4/1/42	2,220,399	1,908,957
2.00% 5/1/42	166,251	142,799
2.00% 8/1/42	160,189	138,109
2.00% 11/1/50	1,128,978	908,073
2.00% 2/1/51	2,586,951	2,079,480
2.00% 3/1/51	1,446,916	1,163,504
2.00% 4/1/51	435,706	351,261
2.00% 6/1/51	833,131	668,003
2.00% 8/1/51	756,693	604,452
2.00% 2/1/52	590,967	472,215
2.50% 4/1/41	123,848	111,015
2.50% 3/1/42	382,636	340,763
2.50% 11/1/49	10,387,179	8,711,314
2.50% 7/1/50	2,888,685	2,415,686
2.50% 11/1/50	2,979,607	2,517,899
2.50% 12/1/50	3,192,853	2,689,399
2.50% 1/1/51	32,141	27,010
2.50% 2/1/51	1,227,944	1,039,143
2.50% 3/1/51	63,314	53,589
2.50% 5/1/51	831,485	697,770
2.50% 7/1/51	297,926	248,278
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 8/1/51	2,284,875	$1,918,675
2.50% 9/1/51	447,330	376,529
2.50% 10/1/51	2,978,305	2,499,656
2.50% 12/1/51	147,625	123,796
2.50% 1/1/52	17,171,846	14,426,042
2.50% 2/1/52	871,215	731,509
2.50% 3/1/52	77,913	65,590
2.50% 4/1/52	6,301,389	5,306,473
3.00% 9/1/32	65,611	63,789
3.00% 10/1/32	69,132	67,163
3.00% 10/1/33	45,398	43,786
3.00% 12/1/33	23,271	22,472
3.00% 6/1/36	51,895	49,224
3.00% 5/1/42	78,050	71,031
3.00% 7/1/42	478,998	435,924
3.00% 9/1/42	884,782	805,219
3.00% 1/1/47	1,557,336	1,391,666
3.00% 9/1/48	31,595	28,226
3.00% 9/1/49	319,720	282,663
3.00% 11/1/49	315,500	279,128
3.00% 1/1/50	39,232	34,771
3.00% 6/1/50	934,303	810,615
3.00% 8/1/50	4,573,297	4,017,524
3.00% 2/1/51	143,953	126,254
3.00% 6/1/51	441,298	387,908
3.00% 10/1/51	387,263	340,553
3.00% 11/1/51	269,252	234,529
3.00% 12/1/51	159,674	139,429
3.00% 1/1/52	219,140	192,569
3.00% 2/1/52	1,326,358	1,149,286
3.00% 4/1/52	160,552	140,530
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	1,895,321	1,858,445
•3.10% (1 yr. USD RFUCCT + 1.62%) 2/1/50	1,076,231	1,076,137
3.50% 4/1/33	134,327	131,860
3.50% 1/1/38	756,246	727,124
3.50% 6/1/42	133,698	124,587
3.50% 7/1/50	444,458	404,537
3.50% 12/1/50	746,079	684,522
3.50% 1/1/52	142,249	129,051
3.50% 4/1/52	1,341,065	1,217,884
3.50% 5/1/52	1,523,175	1,375,336
3.50% 6/1/52	1,651,088	1,495,412
•3.52% (1 yr. USD RFUCCT + 1.62%) 11/1/47	610,504	620,203
3.75% 8/1/32	1,200,000	1,144,908
4.00% 9/1/32	200,000	194,075
4.00% 6/1/42	62,407	59,989
4.00% 8/1/44	12,946	12,191
4.00% 5/1/45	7,871	7,481
4.00% 10/1/45	12,436	11,795
4.00% 11/1/45	10,189	9,663
4.00% 1/1/46	100,858	95,702
4.00% 7/1/49	4,682,594	4,433,650
LVIP JPMorgan Core Bond Fund-9

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
4.00% 1/1/50	229,709	$216,198
4.00% 7/1/50	813,488	764,490
4.00% 4/1/52	4,066,452	3,812,688
4.00% 7/1/52	277,302	261,534
4.00% 2/1/53	1,453,352	1,369,154
4.50% 10/1/35	90,222	89,943
4.50% 3/1/47	481,725	472,990
4.50% 5/1/47	30,924	30,144
4.50% 6/1/47	453,790	442,761
4.50% 9/1/50	152,999	148,169
4.50% 1/1/51	505,344	488,352
4.50% 7/1/52	627,117	603,168
4.50% 8/1/52	152,196	147,610
4.50% 9/1/52	166,346	159,410
4.50% 10/1/52	1,416,745	1,358,847
4.50% 11/1/52	3,567,969	3,429,479
4.50% 12/1/52	481,787	463,387
4.50% 3/1/54	7,295,954	7,033,581
4.60% 2/1/30	600,000	602,065
5.00% 1/1/49	9,074	9,058
5.00% 7/1/52	1,792,964	1,765,660
5.00% 11/1/52	307,624	303,175
5.00% 12/1/52	390,070	383,368
5.00% 1/1/53	1,498,736	1,482,397
5.00% 3/1/53	728,073	718,748
5.00% 4/1/53	1,103,037	1,085,532
5.00% 6/1/53	449,764	445,679
5.50% 10/1/33	9,789	9,918
5.50% 12/1/52	415,911	419,499
5.50% 1/1/53	213,820	215,665
5.50% 3/1/53	529,963	533,011
5.50% 4/1/53	1,044,025	1,047,543
5.50% 5/1/53	956,101	961,579
5.50% 6/1/53	766,410	773,022
5.50% 7/1/53	250,031	251,490
6.00% 2/1/32	1,423	1,474
6.00% 12/1/52	1,191,037	1,214,522
•6.24% (1 yr. CMT + 2.11%) 1/1/27	586	583
•6.46% (1 yr. USD RFUCCT + 1.80%) 1/1/37	5,862	5,977
•6.48% (1 yr. CMT + 2.28%) 4/1/30	421	420
6.50% 6/1/29	1,986	2,053
6.50% 11/1/34	2,975	3,099
6.50% 1/1/53	298,324	310,360
6.50% 2/1/53	690,211	718,778
6.50% 3/1/53	55,814	58,124
6.50% 4/1/53	530,734	552,701
6.50% 5/1/53	1,032,154	1,075,440
•6.55% (1 yr. USD RFUCCT + 1.58%) 3/1/35	11,357	11,510
•6.75% (1 yr. USD RFUCCT + 1.75%) 4/1/34	4,682	4,742
7.00% 7/1/29	15,884	16,204
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
7.00% 4/1/35	17,849	$18,838
8.50% 7/1/28	82	83
Federal National Mortgage Association
1.27% 12/1/29	1,201,235	1,057,411
1.45% 10/1/30	1,147,894	1,000,816
•1.46% 11/1/32	8,245,380	6,790,580
1.50% 1/1/31	1,100,000	950,413
1.50% 1/1/51	524,144	394,579
1.50% 3/1/51	1,911,179	1,438,512
•1.51% 11/1/32	13,790,069	11,384,540
1.56% 1/1/31	1,300,000	1,125,910
•1.75% 3/1/32	1,643,967	1,404,643
1.76% 7/1/35	1,500,000	1,189,027
1.98% 1/1/32	1,985,000	1,721,654
2.00% 8/1/40	58,842	51,735
2.00% 6/1/41	211,503	182,418
2.00% 9/1/41	932,257	803,623
2.00% 10/1/41	874,440	753,754
2.00% 11/1/41	585,529	501,673
2.00% 12/1/41	977,529	841,804
2.00% 1/1/42	2,878,126	2,480,186
2.00% 2/1/42	756,420	650,422
2.00% 3/1/42	230,000	197,555
2.00% 5/1/42	326,138	279,989
2.00% 8/1/50	980,505	782,408
2.00% 9/1/50	1,635,594	1,306,902
2.00% 10/1/50	2,778,349	2,219,453
2.00% 1/1/51	355,277	284,657
2.00% 2/1/51	7,259,671	5,809,425
2.00% 3/1/51	4,198,658	3,372,166
2.00% 4/1/51	4,757,855	3,798,684
2.00% 5/1/51	1,047,905	833,677
2.00% 7/1/51	85,840	68,492
2.00% 8/1/51	1,087,229	868,752
2.00% 10/1/51	1,273,576	1,024,490
2.00% 11/1/51	381,367	306,508
2.00% 12/1/51	404,553	320,399
2.00% 1/1/52	1,732,153	1,384,354
2.00% 2/1/52	617,593	496,866
2.00% 3/1/52	1,875,297	1,503,361
2.01% 4/1/30	1,262,842	1,143,807
2.02% 8/1/30	1,059,000	949,047
•2.15% 2/1/32	1,680,134	1,472,978
2.18% 1/1/34	2,856,861	2,419,802
2.42% 10/1/29	677,890	630,425
2.50% 9/1/36	223,571	207,455
2.50% 3/1/38	674,303	625,954
2.50% 11/1/40	406,703	368,677
2.50% 3/1/41	452,908	405,983
2.50% 4/1/41	1,076,088	964,149
2.50% 5/1/41	773,308	691,900
2.50% 11/1/41	218,842	195,350
2.50% 2/1/42	713,033	635,669
2.50% 3/1/42	374,650	333,768
LVIP JPMorgan Core Bond Fund-10

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 4/1/42	852,571	$749,770
2.50% 9/1/42	252,137	224,964
2.50% 5/1/50	1,075,746	904,617
2.50% 6/1/50	264,228	221,953
2.50% 7/1/50	1,290,239	1,072,415
2.50% 9/1/50	399,858	332,775
2.50% 10/1/50	1,628,621	1,368,298
2.50% 11/1/50	350,210	294,994
2.50% 12/1/50	122,356	102,937
2.50% 1/1/51	859,184	722,847
2.50% 2/1/51	583,913	490,384
2.50% 3/1/51	319,256	269,126
2.50% 4/1/51	181,092	152,955
2.50% 5/1/51	918,141	766,467
2.50% 6/1/51	4,565,969	3,839,220
2.50% 7/1/51	1,452,360	1,226,374
2.50% 8/1/51	4,187,626	3,516,699
2.50% 9/1/51	3,127,543	2,618,718
2.50% 10/1/51	4,928,385	4,132,492
2.50% 11/1/51	1,496,534	1,246,542
2.50% 12/1/51	1,275,205	1,063,992
2.50% 1/1/52	2,849,341	2,393,234
2.50% 2/1/52	4,073,009	3,424,159
2.50% 3/1/52	5,764,191	4,837,680
2.50% 4/1/52	77,870	65,318
2.50% 9/1/52	7,774,072	6,486,371
2.50% 7/1/61	3,961,414	3,144,610
2.50% 9/1/61	1,902,979	1,510,593
2.50% 3/1/62	870,196	690,764
2.52% 11/1/29	1,006,979	941,981
2.63% 3/1/26	428,589	422,552
2.93% 7/1/28	1,226,282	1,187,571
2.93% 10/1/29	1,050,357	997,515
2.93% 6/1/30	630,062	595,897
2.95% 7/1/27	986,676	963,897
3.00% 9/1/31	51,872	49,201
3.00% 7/1/35	177,476	168,335
3.00% 2/1/36	451,433	428,802
3.00% 4/1/36	339,205	322,319
3.00% 7/1/36	729,927	692,376
3.00% 8/1/36	1,193,066	1,131,268
3.00% 10/1/36	802,078	759,758
3.00% 4/1/38	255,492	245,803
3.00% 6/1/38	385,904	365,385
3.00% 9/1/40	72,239	67,309
3.00% 1/1/41	115,386	108,810
3.00% 3/1/42	210,197	189,575
3.00% 5/1/42	318,905	290,116
3.00% 6/1/42	798,112	721,763
3.00% 6/1/43	77,243	69,495
3.00% 7/1/43	169,487	152,487
3.00% 10/1/43	167,262	150,450
3.00% 1/1/45	141,213	127,246
3.00% 9/1/46	50,041	44,463
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 10/1/46	585,932	$522,742
3.00% 12/1/46	342,789	306,360
3.00% 1/1/47	4,151,018	3,720,438
3.00% 2/1/47	1,528,991	1,373,879
3.00% 11/1/48	217,369	195,552
3.00% 2/1/50	598,871	541,315
3.00% 4/1/50	1,079,981	953,543
3.00% 10/1/50	518,629	455,942
3.00% 11/1/50	1,157,995	1,014,853
3.00% 6/1/51	122,457	108,376
3.00% 8/1/51	1,216,519	1,073,987
3.00% 10/1/51	270,857	238,994
3.00% 11/1/51	12,377,650	10,761,481
3.00% 12/1/51	488,213	428,722
3.00% 1/1/52	7,603,193	6,625,133
3.00% 2/1/52	2,225,009	1,947,691
3.00% 3/1/52	6,312,495	5,530,472
3.00% 4/1/52	868,786	758,842
3.00% 6/1/52	501,587	435,226
3.00% 7/1/60	568,979	489,750
3.00% 3/1/61	868,422	747,457
3.00% 6/1/62	1,152,512	973,411
3.03% 4/1/30	650,000	615,980
3.08% 1/1/30	2,699,727	2,581,097
3.08% 4/1/30	430,469	411,152
3.11% 3/1/30	1,501,305	1,435,551
3.12% 11/1/26	858,760	845,319
3.16% 5/1/29	274,329	264,417
3.19% 3/1/36	807,635	763,946
3.20% 2/1/29	169,901	165,038
3.25% 5/1/29	373,090	361,452
3.48% 3/1/37	929,706	848,966
3.50% 4/1/32	809,640	797,909
3.50% 12/1/34	213,545	207,607
3.50% 1/1/35	134,406	130,625
3.50% 2/1/37	99,358	95,973
3.50% 3/1/37	71,452	69,273
3.50% 12/1/37	119,540	114,379
3.50% 8/1/39	78,796	75,946
3.50% 2/1/40	406,024	389,359
3.50% 4/1/42	140,869	132,082
3.50% 12/1/42	67,741	63,541
3.50% 3/1/43	530,915	499,740
3.50% 5/1/43	160,573	149,440
3.50% 1/1/44	181,880	169,267
3.50% 11/1/44	5,002,787	4,654,697
3.50% 2/1/46	243,302	224,017
3.50% 10/1/46	117,022	107,743
3.50% 12/1/46	715,460	671,166
3.50% 12/1/47	1,428,478	1,311,367
3.50% 11/1/48	6,302,504	5,833,355
3.50% 8/1/49	481,279	447,710
3.50% 6/1/50	98,494	90,045
3.50% 11/1/51	1,704,167	1,540,829
LVIP JPMorgan Core Bond Fund-11

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 12/1/51	143,248	$131,085
3.50% 1/1/52	598,222	545,497
3.50% 3/1/52	502,125	454,141
3.50% 4/1/52	2,387,727	2,167,704
3.50% 5/1/52	3,145,559	2,870,842
3.50% 6/1/52	1,629,145	1,475,663
3.50% 3/1/60	614,216	548,738
3.50% 3/1/62	2,527,452	2,242,769
3.50% 6/1/62	891,593	788,640
3.52% 6/1/28	484,238	476,624
3.52% 6/1/32	300,000	284,463
3.54% 6/1/32	1,386,000	1,301,492
3.54% 11/1/32	1,100,000	1,033,925
3.56% 7/1/32	200,000	190,089
3.64% 8/1/28	898,629	885,045
3.67% 6/1/32	95,477	91,533
3.68% 9/1/32	936,000	891,546
3.70% 8/1/32	486,290	464,178
3.72% 8/1/32	961,284	922,509
3.73% 6/1/32	97,320	93,673
3.77% 12/1/25	136,381	135,664
3.80% 9/1/32	1,105,031	1,058,805
3.81% 12/1/28	300,000	296,973
3.81% 10/1/32	1,245,000	1,194,911
3.81% 11/1/32	1,010,000	968,312
3.83% 7/1/32	197,314	190,377
3.84% 7/1/32	200,000	192,492
3.85% 8/1/32	200,000	191,457
3.86% 7/1/32	95,441	92,570
3.88% 7/1/32	191,419	185,838
3.89% 7/1/32	800,000	767,036
3.90% 6/1/32	100,000	96,416
3.90% 8/1/32	100,000	96,151
3.90% 2/1/33	1,200,000	1,151,739
3.96% 2/1/30	1,200,000	1,179,314
4.00% 2/1/36	365,450	360,160
4.00% 7/1/42	180,985	173,983
4.00% 9/1/42	48,446	46,512
4.00% 11/1/42	408,160	393,623
4.00% 4/1/44	930,668	894,341
4.00% 10/1/44	4,991,646	4,748,998
4.00% 12/1/44	156,792	150,739
4.00% 2/1/47	78,924	74,838
4.00% 5/1/47	628,616	594,493
4.00% 6/1/47	413,879	393,659
4.00% 6/1/48	99,955	94,713
4.00% 10/1/48	418,469	394,271
4.00% 1/1/49	441,991	418,557
4.00% 7/1/49	131,793	124,589
4.00% 3/1/50	364,903	341,658
4.00% 2/1/51	837,966	786,087
4.00% 11/1/51	576,539	537,582
4.00% 12/1/51	407,992	380,788
4.00% 4/1/52	4,173,746	3,914,279
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 5/1/52	69,606	$65,323
4.00% 7/1/52	960,492	898,824
4.00% 7/1/56	173,010	161,273
4.00% 8/1/56	3,229,095	3,010,004
4.00% 6/1/57	671,202	625,663
4.00% 8/1/58	1,292,725	1,212,254
4.00% 8/1/59	1,032,018	962,531
4.00% 12/1/61	760,405	702,132
4.00% 3/1/62	246,101	226,173
4.00% 6/1/62	276,275	258,014
4.06% 7/1/32	395,856	385,431
4.08% 2/1/34	2,235,000	2,165,105
4.11% 7/1/32	100,000	97,311
4.12% 11/1/32	1,405,000	1,374,512
4.13% 7/1/32	100,000	97,908
4.18% 11/1/30	285,864	284,736
4.19% 7/1/32	97,650	96,443
4.22% 10/1/32	1,000,000	983,920
4.27% 10/1/32	480,048	473,637
4.32% 3/1/30	1,600,000	1,605,944
4.34% 7/1/32	100,000	99,436
4.36% 2/1/33	500,000	495,604
4.37% 1/1/32	12,430,585	12,423,544
4.42% 6/1/32	4,692,000	4,680,698
4.42% 3/1/33	500,000	494,919
•4.44% (11th District CoF - Consumer + 1.25%) 3/1/29	73	72
4.45% 12/1/32	1,044,957	1,043,035
4.45% 1/1/35	1,861,000	1,832,220
4.47% 3/1/33	2,000,000	1,992,039
4.49% 6/1/28	700,000	708,074
4.50% 11/1/38	290,366	291,576
4.50% 4/1/39	60,566	59,936
4.50% 5/1/39	1,840	1,835
4.50% 6/1/39	357,372	356,559
4.50% 10/1/43	420,074	418,773
4.50% 2/1/46	99,778	97,478
4.50% 3/1/46	614,894	605,151
4.50% 6/1/48	237,573	231,891
4.50% 7/1/48	303,273	294,906
4.50% 8/1/48	488,751	475,216
4.50% 10/1/48	24,284	23,659
4.50% 11/1/48	234,141	227,657
4.50% 4/1/49	183,584	177,492
4.50% 5/1/49	131,855	127,750
4.50% 7/1/49	310,417	301,060
4.50% 9/1/49	1,437,522	1,397,799
4.50% 1/1/50	2,358,357	2,329,435
4.50% 3/1/50	228,671	224,475
4.50% 5/1/50	308,711	298,605
4.50% 9/1/51	295,773	285,505
4.50% 8/1/52	232,581	222,883
4.50% 9/1/52	645,400	622,191
4.50% 11/1/52	1,617,341	1,551,114
4.50% 1/1/53	631,819	608,077
LVIP JPMorgan Core Bond Fund-12

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 3/1/53	618,904	$593,188
4.50% 4/1/53	478,579	458,459
4.50% 9/1/57	839,641	803,485
4.50% 8/1/58	829,337	793,634
4.50% 1/1/59	75,321	71,869
4.50% 6/1/62	794,648	760,094
4.53% 5/1/35	1,840,704	1,817,987
4.55% 9/1/33	2,862,069	2,868,485
4.55% 6/1/35	3,210,000	3,168,213
4.57% 6/1/30	1,445,667	1,464,179
4.58% 1/1/33	200,000	201,044
4.67% 11/1/34	2,955,000	2,956,281
4.68% 11/1/31	1,050,000	1,064,203
4.69% 1/1/33	296,805	299,732
4.74% 6/1/30	400,000	404,119
4.74% 2/1/33	1,070,000	1,079,230
4.79% 5/1/35	4,770,000	4,798,584
4.83% 9/1/28	1,100,000	1,123,070
4.86% 12/1/32	775,000	793,048
4.86% 4/1/35	2,995,749	3,018,969
4.87% 3/1/33	100,000	101,407
4.88% 9/1/28	500,000	511,529
4.88% 6/1/35	2,502,000	2,532,413
4.89% 4/1/34	2,868,600	2,909,520
5.00% 9/1/35	7,286	7,385
5.00% 9/1/48	537,006	531,431
5.00% 10/1/48	148,437	146,829
5.00% 1/1/49	238,642	238,669
5.00% 2/1/49	75,012	74,142
5.00% 4/1/49	147,891	148,241
5.00% 6/1/49	92,303	91,929
5.00% 9/1/49	711,321	710,673
5.00% 12/1/49	703,245	710,281
5.00% 6/1/52	374,100	370,103
5.00% 7/1/52	342,274	336,922
5.00% 8/1/52	151,866	149,567
5.00% 12/1/52	82,007	80,500
5.00% 1/1/53	412,284	408,539
5.00% 2/1/53	426,418	420,007
5.00% 3/1/53	674,693	668,564
5.00% 4/1/53	742,363	735,378
5.00% 5/1/53	441,130	436,980
5.00% 6/1/53	1,612,199	1,583,068
5.00% 12/1/61	708,254	697,624
5.21% 12/1/33	3,089,581	3,194,038
5.34% 9/1/28	200,000	206,911
5.50% 9/1/33	8,477	8,684
5.50% 5/1/34	136,211	139,558
5.50% 9/1/36	179,941	184,057
5.50% 1/1/38	550,504	562,971
5.50% 2/1/38	1,930	1,977
5.50% 3/1/38	1,232	1,262
5.50% 4/1/38	1,696	1,711
5.50% 6/1/38	376	385
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.50% 1/1/39	209,774	$215,718
5.50% 3/1/40	367,710	376,986
5.50% 3/1/41	188,751	193,142
5.50% 6/1/41	126,442	129,777
5.50% 7/1/41	407,445	419,829
5.50% 8/1/52	139,100	139,592
5.50% 2/1/53	234,952	236,979
5.50% 4/1/53	652,213	657,839
5.50% 5/1/53	1,100,116	1,103,951
5.50% 9/1/53	5,722,349	5,755,854
5.50% 1/1/58	998,921	1,030,333
6.00% 9/1/28	283	282
6.00% 1/1/29	273	278
6.00% 3/1/32	3,775	3,872
6.00% 3/1/33	2,332	2,370
6.00% 10/1/39	229,483	239,397
6.00% 7/1/41	559,973	586,983
6.00% 1/1/53	296,979	301,861
6.00% 3/1/53	170,735	175,116
6.00% 5/1/53	821,132	841,054
6.00% 6/1/53	79,347	80,779
6.00% 7/1/53	1,720,979	1,764,989
•6.21% (6 mo. USD RFUCCT + 1.51%) 1/1/35	19,015	19,475
•6.45% (1 yr. USD RFUCCT + 1.61%) 1/1/34	4,379	4,446
6.50% 9/1/25	14	15
6.50% 4/1/32	10,645	11,125
6.50% 10/1/35	44,462	45,400
6.50% 11/1/36	16,936	17,856
6.50% 10/1/38	81,952	84,644
6.50% 11/1/52	279,569	291,767
6.50% 1/1/53	1,342,341	1,400,911
6.50% 2/1/53	378,591	393,716
•6.52% (1 yr. CMT + 2.12%) 8/1/34	8,610	8,805
•6.58% (1 yr. CMT + 2.28%) 4/1/33	6,144	6,304
•6.59% (1 yr. USD RFUCCT + 1.60%) 5/1/35	12,435	12,655
•6.79% (1 yr. USD RFUCCT + 1.74%) 10/1/34	6,667	6,745
7.00% 6/1/35	180,110	190,933
•7.28% (1 yr. CMT + 2.15%) 7/1/33	4,601	4,698
7.50% 3/1/30	798	798
8.00% 3/1/27	1,410	1,413
8.00% 11/1/28	4,984	5,111
8.50% 6/1/30	19	19
Government National Mortgage Association
2.00% 12/20/50	1,089,253	873,046
2.00% 2/20/51	1,128,805	920,079
2.00% 3/20/51	1,190,935	953,478
2.50% 10/20/49	595,693	509,433
2.50% 12/20/50	851,706	716,757
LVIP JPMorgan Core Bond Fund-13

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
2.50% 1/20/51	264,171	$224,732
2.50% 2/20/51	4,318,393	3,672,402
2.50% 5/20/51	249,112	209,597
2.50% 6/20/51	362,315	305,736
2.50% 7/20/51	622,547	524,421
2.50% 8/20/51	8,086,770	6,870,596
2.50% 10/20/51	4,029,881	3,413,954
2.50% 11/20/51	510,678	432,614
2.50% 12/20/51	1,933,415	1,621,078
2.50% 8/20/52	74,890	63,888
2.50% 9/20/52	302,172	256,851
2.50% 2/20/53	711,846	610,149
2.50% 9/20/53	14,753,776	12,541,047
2.50% 10/20/53	4,195,572	3,568,993
3.00% 9/15/42	300,557	272,514
3.00% 10/15/42	23,665	21,456
3.00% 1/20/46	38,737	34,792
3.00% 8/20/46	293,119	263,144
3.00% 11/20/46	151,954	136,256
3.00% 2/20/47	52,235	46,836
3.00% 4/20/47	34,640	31,061
3.00% 9/20/47	200,533	179,494
3.00% 1/20/50	590,288	514,338
3.00% 3/20/50	515,507	450,422
3.00% 7/20/50	907,097	802,651
3.00% 2/20/51	6,010,400	5,333,585
3.00% 5/20/51	56,176	49,768
3.00% 7/20/51	493,710	437,311
3.00% 9/20/51	4,071,614	3,605,853
3.00% 10/20/51	474,810	420,458
3.00% 11/20/51	740,368	651,450
3.00% 12/20/51	717,682	635,082
3.00% 1/20/52	744,044	657,717
3.00% 2/20/52	2,117,761	1,863,785
3.00% 3/20/52	7,861,510	6,919,652
3.00% 4/20/52	1,552,339	1,356,749
3.00% 11/20/52	556,587	495,248
3.00% 12/20/52	843,185	746,420
3.00% 1/20/53	386,621	342,103
3.00% 4/20/53	155,034	138,144
3.50% 3/20/45	8,238	7,670
3.50% 4/20/45	146,581	136,443
3.50% 11/20/45	164,921	153,479
3.50% 1/20/46	98,456	91,627
3.50% 3/20/46	465,683	432,233
3.50% 4/20/46	314,096	292,309
3.50% 5/20/46	128,473	119,561
3.50% 6/20/46	215,714	200,639
3.50% 7/20/46	133,128	123,763
3.50% 9/20/46	39,843	36,997
3.50% 9/20/47	1,650,926	1,519,864
3.50% 10/20/47	312,721	286,962
3.50% 9/20/48	4,561,307	4,208,432
3.50% 10/20/48	96,652	89,084
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.50% 11/20/48	949,504	$874,611
3.50% 10/20/49	60,386	54,927
3.50% 2/20/50	103,379	94,035
3.50% 4/20/50	806,123	730,798
3.50% 5/15/50	203,827	186,158
3.50% 2/20/52	624,180	566,376
3.50% 3/20/52	338,613	302,969
3.50% 4/20/52	2,039,988	1,861,163
3.50% 6/20/52	261,718	234,813
3.50% 12/20/52	1,264,420	1,154,170
3.50% 2/20/53	81,558	74,608
3.75% 12/20/32	47,987	47,148
3.75% 4/20/48	1,344,567	1,246,052
4.00% 10/20/44	21,057	20,005
4.00% 8/20/46	394,112	373,334
4.00% 2/20/47	109,892	103,549
4.00% 6/20/47	999,958	942,593
4.00% 9/20/47	610,747	575,708
4.00% 11/20/47	317,901	299,663
4.00% 12/20/47	128,625	121,119
4.00% 2/20/48	395,627	369,003
4.00% 3/20/48	1,339,256	1,262,401
4.00% 4/20/48	95,088	89,396
4.00% 5/20/48	139,824	132,145
4.00% 8/20/48	375,006	353,372
4.00% 9/20/48	111,652	105,244
4.00% 2/20/49	718,585	677,357
4.00% 3/20/49	221,192	208,501
4.00% 4/20/49	186,190	176,713
4.00% 10/20/49	75,825	71,193
4.00% 11/20/49	522,917	490,974
4.00% 1/20/50	60,034	55,257
4.00% 2/20/50	379,156	356,478
4.00% 3/15/50	25,514	23,953
4.00% 3/20/50	453,558	423,173
4.00% 4/20/50	665,788	619,998
4.00% 2/20/52	900,405	837,631
4.00% 5/20/52	1,106,344	1,033,638
4.00% 6/20/52	1,115,046	1,041,499
4.00% 8/20/52	1,907,916	1,782,723
4.00% 4/20/53	172,275	160,871
4.50% 8/20/47	165,904	161,957
4.50% 4/20/48	300,286	293,138
4.50% 5/20/48	15,778	15,402
4.50% 6/20/48	356,064	347,294
4.50% 7/20/48	7,690	7,494
4.50% 8/20/48	1,309,899	1,276,020
4.50% 10/20/48	259,294	252,374
4.50% 12/20/48	463,340	452,809
4.50% 1/20/49	518,997	507,018
4.50% 2/20/49	468,581	457,597
4.50% 3/20/49	962,129	939,576
4.50% 9/20/49	641,686	631,135
4.50% 2/20/50	957,348	929,281
LVIP JPMorgan Core Bond Fund-14

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.50% 3/20/50	101,158	$98,221
4.50% 5/20/50	1,086,695	1,054,806
4.50% 11/20/50	525,547	511,532
4.50% 12/20/50	134,508	130,576
4.50% 5/20/52	1,915,960	1,851,306
4.50% 8/20/52	896,149	860,953
4.50% 9/20/52	2,143,233	2,065,016
5.00% 5/20/48	108,603	108,403
5.00% 6/20/48	70,062	70,159
5.00% 9/20/48	134,741	134,479
5.00% 10/20/48	522,535	522,645
5.00% 11/20/48	217,224	216,791
5.00% 12/20/48	316,712	316,682
5.00% 1/20/49	371,828	372,288
5.00% 4/20/49	214,971	214,917
5.00% 9/20/49	220,448	220,042
5.00% 11/20/49	137,414	137,160
5.00% 1/20/50	196,077	195,715
5.00% 12/20/51	53,530	53,134
5.00% 9/20/52	402,064	397,845
5.00% 10/20/52	866,940	856,262
5.00% 11/20/52	1,206,035	1,190,747
5.00% 12/20/52	160,727	158,821
5.00% 1/20/53	2,636,067	2,603,985
5.00% 3/20/53	82,416	81,384
5.00% 5/20/53	410,516	406,470
5.00% 10/20/54	1,085,535	1,068,311
5.00% 6/20/63	594,443	579,235
5.50% 6/15/38	449,521	468,505
5.50% 7/15/38	413,897	431,373
5.50% 9/15/38	671,356	701,565
5.50% 11/20/52	1,338,634	1,353,076
5.50% 2/20/53	487,531	489,668
5.50% 6/20/53	751,305	755,984
5.50% 7/20/53	1,061,081	1,067,690
5.50% 11/20/54	1,140,073	1,152,950
•5.76% (1 yr. CMT + 1.65%) 4/20/72	1,256,997	1,312,824
•5.78% (1 yr. CMT + 1.67%) 4/20/72	1,188,676	1,243,092
•5.80% (1 yr. CMT + 1.70%) 2/20/72	1,227,677	1,283,239
•5.82% (1 yr. CMT + 1.71%) 3/20/72	1,034,101	1,082,062
•5.91% (1 yr. CMT + 1.83%) 8/20/71	1,264,088	1,324,737
•5.93% (1 yr. CMT + 1.83%) 7/20/72	957,292	1,010,159
6.00% 5/15/37	23,536	24,242
6.00% 10/15/38	3,195	3,306
6.00% 4/20/53	906,706	929,171
6.00% 6/20/53	888,257	910,539
6.00% 6/20/63	600,867	607,091
6.50% 3/15/28	185	187
6.50% 12/15/38	9,360	9,943
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
7.00% 12/15/25	6	$6
7.00% 11/15/27	193	193
7.00% 6/15/28	540	545
7.00% 6/15/33	1,926	2,025
7.50% 12/20/26	72	72
7.50% 9/15/28	400	401
8.00% 11/20/26	820	823
8.00% 1/20/27	103	103
8.00% 10/15/27	545	546
Total Agency Mortgage-Backed Securities (Cost $607,213,092)		615,489,686
AGENCY OBLIGATIONS–0.03%
^Federal National Mortgage Association Principal STRIPS 0.00% 3/23/28	630,000	564,690
Tennessee Valley Authority
4.25% 9/15/65	101,000	81,412
4.63% 9/15/60	93,000	80,995
5.88% 4/1/36	140,000	154,781
Total Agency Obligations (Cost $905,566)		881,878
CORPORATE BONDS–24.53%
Aerospace & Defense–0.56%
BAE Systems PLC
1.90% 2/15/31	200,000	173,786
5.80% 10/11/41	51,000	52,357
Boeing Co.
2.20% 2/4/26	200,000	196,878
2.70% 2/1/27	810,000	787,273
2.80% 3/1/27	240,000	232,984
3.20% 3/1/29	830,000	790,074
3.25% 3/1/28	224,000	216,343
3.75% 2/1/50	320,000	225,982
5.93% 5/1/60	560,000	532,315
6.30% 5/1/29	1,190,000	1,258,010
6.39% 5/1/31	675,000	725,419
6.53% 5/1/34	1,110,000	1,206,047
General Dynamics Corp. 4.25% 4/1/40	50,000	44,912
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	430,463
5.25% 6/1/31	1,080,000	1,113,976
5.40% 7/31/33	297,000	305,072
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,253,876
4.50% 5/15/36	640,000	615,203
Northrop Grumman Corp.
5.15% 5/1/40	140,000	136,946
5.25% 5/1/50	3,390,000	3,176,873
RTX Corp.
2.25% 7/1/30	570,000	515,062
3.13% 7/1/50	1,520,000	1,007,665
3.75% 11/1/46	80,000	61,038
LVIP JPMorgan Core Bond Fund-15

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
RTX Corp. (continued)
4.13% 11/16/28	980,000	$976,046
4.15% 5/15/45	138,000	113,014
4.35% 4/15/47	90,000	74,771
5.15% 2/27/33	221,000	225,901
		16,448,286
Agriculture–0.24%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,492,086
3.40% 2/4/41	610,000	452,512
BAT Capital Corp.
2.26% 3/25/28	210,000	198,683
3.56% 8/15/27	600,000	590,377
4.39% 8/15/37	250,000	223,554
4.54% 8/15/47	754,000	609,098
BAT International Finance PLC 1.67% 3/25/26	160,000	156,682
Bunge Ltd. Finance Corp.
2.75% 5/14/31	400,000	362,083
4.65% 9/17/34	1,228,000	1,191,489
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95% 4/20/35	500,000	517,990
Philip Morris International, Inc. 2.10% 5/1/30	810,000	729,689
Reynolds American, Inc. 5.85% 8/15/45	150,000	144,720
Viterra Finance BV 3.20% 4/21/31	400,000	367,337
		7,036,300
Airlines–0.45%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	173,472	162,233
3.55% 7/15/31	123,432	115,350
3.60% 9/15/28	55,013	53,710
♦American Airlines Pass-Through Trust
3.00% 4/15/30	75,983	71,871
3.38% 11/1/28	799,232	778,847
3.70% 4/1/28	23,031	22,617
3.95% 1/11/32	3,875,000	3,652,834
4.00% 3/22/29	2,294,470	2,207,801
♦British Airways Pass-Through Trust
3.30% 6/15/34	112,330	104,367
3.80% 3/20/33	44,453	42,999
4.13% 3/20/33	60,042	57,415
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	234,285	229,851
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	193,332	192,864
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd. (continued)
4.75% 10/20/28	1,580,000	$1,583,664
♦United Airlines Pass-Through Trust
2.70% 11/1/33	168,030	150,139
2.88% 4/7/30	62,362	58,877
3.10% 4/7/30	199,559	185,977
3.65% 7/7/27	26,431	26,132
3.70% 9/1/31	275,517	256,874
4.00% 10/11/27	34,148	33,847
4.15% 2/25/33	184,123	176,338
4.30% 2/15/27	95,691	95,576
4.60% 9/1/27	55,212	54,528
5.45% 8/15/38	2,759,772	2,785,217
		13,099,928
Apparel–0.06%
NIKE, Inc.
2.75% 3/27/27	320,000	313,084
2.85% 3/27/30	1,220,000	1,149,310
3.25% 3/27/40	330,000	263,452
		1,725,846
Auto Manufacturers–0.19%
Hyundai Capital America
1.30% 1/8/26	115,000	113,003
1.50% 6/15/26	45,000	43,691
1.80% 10/15/25	140,000	138,826
1.80% 1/10/28	215,000	200,374
2.38% 10/15/27	130,000	123,613
3.00% 2/10/27	200,000	195,116
4.55% 9/26/29	850,000	842,419
4.75% 9/26/31	2,500,000	2,468,850
5.65% 6/26/26	1,280,000	1,292,846
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	169,022
		5,587,760
Banks–9.20%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	839,272
5.52% 12/3/35	1,100,000	1,120,830
μAIB Group PLC
5.87% 3/28/35	2,340,000	2,413,085
6.61% 9/13/29	1,490,000	1,576,350
ANZ New Zealand International Ltd.
3.45% 1/21/28	200,000	196,281
5.36% 8/14/28	300,000	309,937
Banco Nacional de Panama 2.50% 8/11/30	300,000	250,736
Banco Santander SA
μ1.72% 9/14/27	200,000	193,195
μ4.18% 3/24/28	200,000	198,831
LVIP JPMorgan Core Bond Fund-16

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander SA (continued)
μ5.37% 7/15/28	1,000,000	$1,018,397
5.44% 7/15/31	600,000	623,277
5.57% 1/17/30	600,000	622,964
5.59% 8/8/28	600,000	619,821
6.61% 11/7/28	600,000	640,026
Bank of America Corp.
μ1.73% 7/22/27	235,000	228,415
μ1.90% 7/23/31	1,450,000	1,274,076
μ2.09% 6/14/29	204,000	191,215
μ2.57% 10/20/32	2,450,000	2,159,335
μ2.59% 4/29/31	1,083,000	990,079
μ2.68% 6/19/41	4,243,000	3,026,345
μ2.97% 2/4/33	3,510,000	3,143,158
μ3.59% 7/21/28	2,840,000	2,796,405
μ3.71% 4/24/28	260,000	256,913
μ3.97% 3/5/29	1,596,000	1,578,343
μ3.97% 2/7/30	890,000	876,035
μ4.08% 3/20/51	3,690,000	2,930,402
4.25% 10/22/26	2,600,000	2,595,265
μ4.33% 3/15/50	720,000	597,950
μ4.38% 4/27/28	360,000	359,925
4.45% 3/3/26	3,890,000	3,885,864
5.00% 1/21/44	1,660,000	1,568,427
μ5.20% 4/25/29	590,000	602,958
μ5.82% 9/15/29	710,000	739,620
μ5.87% 9/15/34	420,000	443,209
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	199,531
5.60% 3/20/30	3,300,000	3,400,538
μBank of Montreal 4.64% 9/10/30	692,000	697,729
μBank of New York Mellon Corp. 6.47% 10/25/34	980,000	1,079,149
Bank of Nova Scotia 4.85% 2/1/30	390,000	397,408
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	236,644
4.94% 1/26/26	760,000	761,972
5.54% 1/22/30	1,715,000	1,778,137
μBarclays PLC
2.89% 11/24/32	200,000	177,007
4.94% 9/10/30	1,262,000	1,271,409
4.97% 5/16/29	1,450,000	1,465,159
5.37% 2/25/31	935,000	955,090
5.79% 2/25/36	885,000	904,548
6.22% 5/9/34	853,000	905,336
6.50% 9/13/27	750,000	766,644
BNP Paribas SA
μ3.13% 1/20/33	320,000	284,843
4.40% 8/14/28	1,360,000	1,355,603
μ5.13% 1/13/29	2,720,000	2,760,952
μ5.20% 1/10/30	960,000	976,365
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas SA (continued)
μ5.28% 11/19/30	2,945,000	$3,001,134
μ5.50% 5/20/30	635,000	652,029
μ5.79% 1/13/33	1,290,000	1,341,992
μBPCE SA
2.28% 1/20/32	250,000	216,314
5.39% 5/28/31	2,820,000	2,871,445
5.72% 1/18/30	592,000	609,504
5.88% 1/14/31	900,000	933,559
5.94% 5/30/35	1,350,000	1,383,329
5.98% 1/18/27	250,000	251,699
6.03% 5/28/36	3,385,000	3,487,052
6.29% 1/14/36	1,175,000	1,233,955
6.71% 10/19/29	1,500,000	1,588,651
7.00% 10/19/34	975,000	1,071,165
μCaixaBank SA
5.58% 7/3/36	1,780,000	1,798,257
6.04% 6/15/35	2,135,000	2,233,851
6.68% 9/13/27	2,490,000	2,550,054
Citigroup, Inc.
μ2.56% 5/1/32	625,000	553,699
μ2.57% 6/3/31	3,210,000	2,911,186
μ2.90% 11/3/42	75,000	53,112
μ3.06% 1/25/33	221,000	197,510
μ3.52% 10/27/28	75,000	73,442
μ3.67% 7/24/28	605,000	595,546
μ3.79% 3/17/33	1,250,000	1,168,468
μ3.89% 1/10/28	200,000	198,182
μ4.08% 4/23/29	74,000	73,266
4.45% 9/29/27	7,790,000	7,797,476
μ4.54% 9/19/30	1,664,000	1,656,457
4.65% 7/23/48	1,540,000	1,331,719
μ4.66% 5/24/28	300,000	301,103
μ4.91% 5/24/33	1,990,000	1,985,540
μ5.33% 3/27/36	1,600,000	1,612,555
8.13% 7/15/39	50,000	62,958
Cooperatieve Rabobank UA
μ3.65% 4/6/28	600,000	592,098
μ3.76% 4/6/33	500,000	466,618
4.38% 8/4/25	2,740,000	2,738,671
μCredit Agricole SA
5.22% 5/27/31	1,675,000	1,706,234
5.23% 1/9/29	824,000	837,400
5.34% 1/10/30	736,000	752,888
5.86% 1/9/36	2,515,000	2,607,091
6.32% 10/3/29	425,000	446,680
μDanske Bank AS
4.61% 10/2/30	1,054,000	1,049,693
5.02% 3/4/31	1,425,000	1,441,150
5.71% 3/1/30	970,000	1,006,404
Deutsche Bank AG
μ2.55% 1/7/28	350,000	339,947
μ5.00% 9/11/30	520,000	523,938
μ5.30% 5/9/31	2,701,000	2,743,191
LVIP JPMorgan Core Bond Fund-17

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (continued)
μ5.37% 1/10/29	4,145,000	$4,217,759
μ5.40% 9/11/35	535,000	532,025
5.41% 5/10/29	985,000	1,020,325
μ6.72% 1/18/29	795,000	835,126
μ6.82% 11/20/29	1,540,000	1,642,597
μDNB Bank ASA 1.61% 3/30/28	325,000	309,812
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	200,000	207,027
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	188,811
μ2.38% 7/21/32	95,000	82,968
2.60% 2/7/30	400,000	369,670
μ2.64% 2/24/28	301,000	292,332
μ2.65% 10/21/32	1,120,000	989,688
μ2.91% 7/21/42	580,000	415,298
μ3.21% 4/22/42	250,000	186,975
μ3.62% 3/15/28	270,000	266,230
μ3.69% 6/5/28	3,022,000	2,979,045
μ3.81% 4/23/29	45,000	44,283
μ4.02% 10/31/38	400,000	348,867
μ4.22% 5/1/29	1,780,000	1,769,853
μ4.41% 4/23/39	215,000	193,823
4.75% 10/21/45	810,000	720,069
μ5.22% 4/23/31	569,000	583,323
μ5.33% 7/23/35	1,345,000	1,356,694
6.25% 2/1/41	1,260,000	1,346,967
μ6.48% 10/24/29	1,330,000	1,410,819
μHSBC Holdings PLC
2.21% 8/17/29	200,000	186,321
2.36% 8/18/31	300,000	266,436
3.97% 5/22/30	1,740,000	1,694,507
5.13% 3/3/31	845,000	856,282
5.24% 5/13/31	2,010,000	2,046,556
5.29% 11/19/30	2,090,000	2,135,085
6.33% 3/9/44	200,000	214,686
μHuntington Bancshares, Inc. 5.27% 1/15/31	780,000	799,186
ING Groep NV 3.95% 3/29/27	200,000	199,058
μKBC Group NV
4.93% 10/16/30	670,000	677,676
6.32% 9/21/34	520,000	557,209
μKeyCorp
4.79% 6/1/33	55,000	53,618
5.12% 4/4/31	1,465,000	1,482,486
Lloyds Banking Group PLC
μ1.63% 5/11/27	245,000	238,893
4.58% 12/10/25	200,000	199,802
μ5.46% 1/5/28	1,180,000	1,195,989
μ5.68% 1/5/35	1,285,000	1,319,044
μM&T Bank Corp. 5.18% 7/8/31	2,140,000	2,175,450
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
μ1.54% 7/20/27	220,000	$213,455
2.05% 7/17/30	340,000	301,949
μ4.08% 4/19/28	590,000	586,598
μ5.16% 4/24/31	200,000	204,749
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	247,815
2.87% 9/13/30	220,000	205,646
4.71% 7/8/31	1,965,000	1,965,000
5.32% 7/8/36	4,255,000	4,255,000
5.74% 5/27/31	400,000	417,892
Morgan Stanley
μ1.79% 2/13/32	280,000	239,553
μ2.48% 1/21/28	39,000	37,855
μ2.70% 1/22/31	1,740,000	1,604,483
μ3.22% 4/22/42	265,000	201,053
μ3.62% 4/1/31	3,530,000	3,385,119
μ3.77% 1/24/29	1,326,000	1,307,069
4.30% 1/27/45	85,000	72,451
4.35% 9/8/26	20,000	19,964
μ4.43% 1/23/30	209,000	208,706
μ5.04% 7/19/30	870,000	884,781
μ5.12% 2/1/29	155,000	157,706
μ5.16% 4/20/29	490,000	499,604
μ5.17% 1/16/30	100,000	102,095
μ5.32% 7/19/35	1,180,000	1,194,405
μ5.42% 7/21/34	120,000	122,928
μ5.45% 7/20/29	175,000	179,979
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	285,802
NatWest Group PLC
4.80% 4/5/26	283,000	283,654
μ4.89% 5/18/29	1,660,000	1,676,616
μ4.96% 8/15/30	1,000,000	1,011,479
μ5.08% 1/27/30	215,000	218,149
μ5.12% 5/23/31	690,000	701,291
μ5.78% 3/1/35	4,150,000	4,309,555
μ5.81% 9/13/29	440,000	456,956
μ5.85% 3/2/27	830,000	837,320
NatWest Markets PLC 5.41% 5/17/29	345,000	356,413
Nordea Bank Abp 5.38% 9/22/27	200,000	204,588
μNorthern Trust Corp. 3.38% 5/8/32	29,000	28,150
μPNC Financial Services Group, Inc.
4.81% 10/21/32	1,030,000	1,032,368
4.90% 5/13/31	1,585,000	1,605,132
5.07% 1/24/34	361,000	362,797
Royal Bank of Canada 3.88% 5/4/32	1,930,000	1,845,879
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,519,543
LVIP JPMorgan Core Bond Fund-18

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	$213,698
4.86% 9/11/30	2,415,000	2,411,827
5.69% 4/15/31	3,015,000	3,109,746
6.53% 1/10/29	470,000	490,548
Skandinaviska Enskilda Banken AB 5.38% 3/5/29	1,630,000	1,678,929
Societe Generale SA
μ1.79% 6/9/27	215,000	209,268
μ2.89% 6/9/32	500,000	441,012
5.25% 2/19/27	1,208,000	1,220,152
μ5.51% 5/22/31	4,286,000	4,370,878
μ6.10% 4/13/33	4,045,000	4,204,735
μStandard Chartered PLC
1.46% 1/14/27	245,000	240,839
5.01% 10/15/30	795,000	803,160
5.69% 5/14/28	1,055,000	1,076,148
6.19% 7/6/27	225,000	228,433
7.77% 11/16/28	1,485,000	1,589,204
μState Street Corp. 4.82% 1/26/34	200,000	199,271
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	24,589
3.04% 7/16/29	345,000	327,008
5.24% 4/15/30	400,000	411,992
•^5.26% 7/8/33	1,500,000	1,500,000
5.71% 1/13/30	370,000	388,164
5.72% 9/14/28	510,000	530,241
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	394,786
Toronto-Dominion Bank
4.46% 6/8/32	1,180,000	1,158,281
5.16% 1/10/28	240,000	244,901
5.30% 1/30/32	1,280,000	1,313,674
5.52% 7/17/28	110,000	113,781
μTruist Financial Corp.
5.07% 5/20/31	1,440,000	1,461,887
5.71% 1/24/35	800,000	829,240
6.05% 6/8/27	2,000,000	2,026,870
7.16% 10/30/29	1,420,000	1,535,996
μU.S. Bancorp
2.22% 1/27/28	130,000	125,635
5.42% 2/12/36	1,745,000	1,778,120
5.78% 6/12/29	840,000	872,264
5.84% 6/12/34	330,000	346,636
UBS AG
4.50% 6/26/48	200,000	172,051
5.00% 7/9/27	1,560,000	1,584,095
7.50% 2/15/28	2,620,000	2,826,358
UBS Group AG
μ2.75% 2/11/33	440,000	383,884
μ3.09% 5/14/32	840,000	762,521
μ3.87% 1/12/29	250,000	246,142
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS Group AG (continued)
4.13% 4/15/26	890,000	$887,474
μ4.19% 4/1/31	1,280,000	1,253,426
4.55% 4/17/26	870,000	870,157
μ4.75% 5/12/28	1,320,000	1,327,700
μ6.30% 9/22/34	539,000	578,859
μ9.02% 11/15/33	390,000	482,188
μUniCredit SpA 1.98% 6/3/27	200,000	195,064
Wells Fargo & Co.
μ2.39% 6/2/28	750,000	722,561
μ2.88% 10/30/30	1,390,000	1,298,720
3.00% 10/23/26	1,060,000	1,041,833
μ3.35% 3/2/33	1,070,000	977,177
4.15% 1/24/29	1,290,000	1,285,111
4.30% 7/22/27	670,000	670,132
μ4.48% 4/4/31	1,230,000	1,224,196
μ4.97% 4/23/29	1,320,000	1,338,471
μ5.01% 4/4/51	7,300,000	6,646,778
μ5.50% 1/23/35	4,860,000	4,984,017
μ5.56% 7/25/34	310,000	319,928
μ5.57% 7/25/29	870,000	898,325
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	567,401
		269,665,916
Beverages–0.10%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,597,788
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	175,971
Constellation Brands, Inc.
2.25% 8/1/31	100,000	86,630
2.88% 5/1/30	420,000	388,393
4.35% 5/9/27	490,000	490,043
4.50% 5/9/47	65,000	53,969
4.75% 5/9/32	20,000	19,861
5.25% 11/15/48	25,000	22,957
		2,835,612
Biotechnology–0.22%
Amgen, Inc.
1.65% 8/15/28	120,000	110,922
4.66% 6/15/51	300,000	256,844
5.60% 3/2/43	390,000	386,885
5.65% 3/2/53	1,275,000	1,244,905
Baxalta, Inc. 5.25% 6/23/45	3,000	2,801
Biogen, Inc. 5.75% 5/15/35	1,100,000	1,132,800
Gilead Sciences, Inc.
2.60% 10/1/40	3,535,000	2,536,243
3.65% 3/1/26	160,000	159,200
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	399,520
LVIP JPMorgan Core Bond Fund-19

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Royalty Pharma PLC 1.20% 9/2/25	98,000	$97,352
		6,327,472
Building Materials–0.03%
Carrier Global Corp. 3.58% 4/5/50	24,000	17,611
Lennox International, Inc. 1.35% 8/1/25	540,000	538,199
Martin Marietta Materials, Inc.
3.45% 6/1/27	52,000	51,123
3.50% 12/15/27	100,000	98,049
Masco Corp.
2.00% 10/1/30	90,000	78,123
6.50% 8/15/32	80,000	85,179
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	154,666
		1,022,950
Chemicals–0.21%
Dow Chemical Co.
4.55% 11/30/25	14,000	13,953
5.95% 3/15/55	1,400,000	1,334,366
DuPont de Nemours, Inc.
5.32% 11/15/38	626,000	647,998
5.42% 11/15/48	660,000	664,643
EIDP, Inc. 5.13% 5/15/32	2,120,000	2,161,851
LYB International Finance III LLC 1.25% 10/1/25	79,000	78,309
Nutrien Ltd.
4.00% 12/15/26	70,000	69,553
4.13% 3/15/35	90,000	81,926
4.20% 4/1/29	25,000	24,741
5.00% 4/1/49	40,000	35,635
OCP SA 4.50% 10/22/25	960,000	955,732
Union Carbide Corp. 7.75% 10/1/96	75,000	88,589
		6,157,296
Commercial Services–0.29%
DP World Ltd.
4.70% 9/30/49	1,030,000	844,548
5.63% 9/25/48	3,080,000	2,869,251
Element Fleet Management Corp.
5.04% 3/25/30	1,825,000	1,841,038
6.27% 6/26/26	235,000	238,329
6.32% 12/4/28	990,000	1,043,790
ERAC USA Finance LLC
5.63% 3/15/42	12,000	11,949
7.00% 10/15/37	160,000	183,613
Ford Foundation 2.82% 6/1/70	90,000	50,192
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments, Inc.
2.90% 5/15/30	48,000	$44,131
2.90% 11/15/31	92,000	81,372
3.20% 8/15/29	236,000	223,165
5.30% 8/15/29	91,000	92,644
Pepperdine University 3.30% 12/1/59	110,000	67,931
Quanta Services, Inc.
2.35% 1/15/32	270,000	232,454
2.90% 10/1/30	360,000	331,870
S&P Global, Inc. 2.90% 3/1/32	193,000	175,459
University of Miami 4.06% 4/1/52	120,000	93,945
University of Southern California 3.23% 10/1/20	110,000	62,830
		8,488,511
Computers–0.34%
Accenture Capital, Inc.
4.25% 10/4/31	990,000	980,746
4.50% 10/4/34	670,000	652,053
Apple, Inc.
2.70% 8/5/51	965,000	603,604
3.45% 2/9/45	82,000	63,725
3.75% 9/12/47	140,000	110,471
CGI, Inc. 2.30% 9/14/31	370,000	319,874
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	293,302
5.25% 2/1/28	287,000	293,829
5.30% 4/1/32	3,180,000	3,250,299
6.02% 6/15/26	128,000	129,210
Hewlett Packard Enterprise Co. 5.00% 10/15/34	1,820,000	1,765,434
Leidos, Inc.
2.30% 2/15/31	1,370,000	1,198,753
5.75% 3/15/33	150,000	156,270
		9,817,570
Cosmetics & Personal Care–0.10%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	581,375
3.38% 3/24/29	850,000	821,951
3.63% 3/24/32	640,000	598,772
Kenvue, Inc. 4.90% 3/22/33	930,000	943,757
		2,945,855
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	68,135
		68,135
LVIP JPMorgan Core Bond Fund-20

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–1.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,520,000	$1,480,900
3.30% 1/30/32	4,205,000	3,809,687
6.10% 1/15/27	440,000	449,764
Aircastle Ltd./Aircastle Ireland DAC 5.25% 3/15/30	1,080,000	1,088,899
μAmerican Express Co.
5.10% 2/16/28	1,300,000	1,314,722
5.44% 1/30/36	1,275,000	1,301,529
Aviation Capital Group LLC 5.13% 4/10/30	1,120,000	1,130,578
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	157,044
2.53% 11/18/27	1,301,000	1,236,711
4.25% 4/15/26	245,000	243,577
4.38% 5/1/26	1,525,000	1,515,808
4.95% 1/15/28	1,140,000	1,145,955
5.15% 1/15/30	1,750,000	1,762,729
5.38% 5/30/30	1,150,000	1,171,461
5.50% 1/15/26	8,395,000	8,407,899
5.75% 3/1/29	1,053,000	1,081,718
5.75% 11/15/29	1,735,000	1,785,967
6.38% 5/4/28	1,960,000	2,043,793
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	17,452
Capital One Financial Corp.
μ1.88% 11/2/27	74,000	71,479
μ2.62% 11/2/32	235,000	205,174
4.20% 10/29/25	40,000	39,943
μ4.99% 7/24/26	120,000	119,995
μ5.70% 2/1/30	990,000	1,024,081
Intercontinental Exchange, Inc. 4.25% 9/21/48	230,000	189,735
Jefferies Financial Group, Inc. 6.45% 6/8/27	81,000	83,885
LSEGA Financing PLC 2.00% 4/6/28	475,000	446,891
Macquarie Airfinance Holdings Ltd.
5.15% 3/17/30	1,995,000	1,993,659
5.20% 3/27/28	1,865,000	1,885,782
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	217,702
Nasdaq, Inc. 5.55% 2/15/34	109,000	113,564
Nomura Holdings, Inc.
2.68% 7/16/30	200,000	181,443
6.07% 7/12/28	800,000	834,839
Nuveen LLC 4.00% 11/1/28	160,000	158,742
OneSky Loan Trust 3.88% 1/15/31	556,820	532,936
		39,246,043
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–2.31%
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	$23,344
AES Corp. 5.80% 3/15/32	1,600,000	1,624,439
Alabama Power Co. 6.13% 5/15/38	62,000	66,853
Ameren Illinois Co. 3.25% 3/15/50	185,000	125,296
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	234,548
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	211,154
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	68,780
5.40% 6/1/53	385,000	367,153
5.65% 6/1/54	850,000	842,380
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	128,059
3.95% 3/1/48	10,000	7,808
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	223,604
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	316,162
4.55% 11/15/30	65,000	63,889
CMS Energy Corp. 2.95% 2/15/27	47,000	45,882
Comision Federal de Electricidad 3.88% 7/26/33	690,000	586,792
Commonwealth Edison Co. 3.65% 6/15/46	30,000	22,680
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	240,266
3.95% 4/1/50	200,000	155,911
4.50% 5/15/58	54,000	43,904
5.70% 6/15/40	38,000	38,994
Constellation Energy Generation LLC
5.60% 6/15/42	2,500,000	2,432,457
5.75% 10/1/41	1,144,000	1,143,930
5.80% 3/1/33	66,000	69,789
6.25% 10/1/39	100,000	106,753
6.50% 10/1/53	330,000	354,135
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	41,052
DTE Electric Co.
3.65% 3/1/52	226,000	166,098
5.40% 4/1/53	185,000	180,614
DTE Electric Securitization Funding II LLC 6.09% 9/1/38	950,000	1,025,677
DTE Energy Co. 4.88% 6/1/28	350,000	355,144
Duke Energy Corp.
2.65% 9/1/26	100,000	98,122
LVIP JPMorgan Core Bond Fund-21

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp. (continued)
3.15% 8/15/27	240,000	$235,136
5.80% 6/15/54	1,500,000	1,464,594
6.10% 9/15/53	880,000	895,036
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	34,352
Duke Energy Progress LLC 3.70% 10/15/46	54,000	40,760
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	185,635
3.62% 8/1/27	160,000	155,047
Electricite de France SA 5.95% 4/22/34	960,000	1,000,100
Emera U.S. Finance LP 4.75% 6/15/46	130,000	108,082
Entergy Corp. 2.95% 9/1/26	21,000	20,651
Entergy Louisiana LLC
2.40% 10/1/26	59,000	57,707
2.90% 3/15/51	130,000	80,384
3.05% 6/1/31	38,000	35,004
4.00% 3/15/33	40,000	37,700
5.80% 3/15/55	2,355,000	2,355,272
Entergy Mississippi LLC 3.85% 6/1/49	135,000	99,408
Entergy Texas, Inc. 5.80% 9/1/53	100,000	98,554
Evergy Metro, Inc. 4.20% 3/15/48	50,000	39,828
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,439,788	1,439,443
Evergy, Inc. 2.90% 9/15/29	170,000	159,632
Eversource Energy 3.38% 3/1/32	310,000	282,364
Exelon Corp. 5.30% 3/15/33	300,000	307,419
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,550,635
FirstEnergy Corp.
1.60% 1/15/26	250,000	245,401
3.90% 7/15/27	1,610,000	1,591,949
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	18,429
Florida Power & Light Co.
5.30% 4/1/53	210,000	200,626
5.40% 9/1/35	50,000	51,656
5.80% 3/15/65	880,000	892,267
Fortis, Inc. 3.06% 10/4/26	85,000	83,485
ITC Holdings Corp. 2.95% 5/14/30	100,000	92,999
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	39,921
5.10% 1/15/35	430,000	428,729
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Jersey Central Power & Light Co. (continued)
6.15% 6/1/37	30,000	$31,892
Massachusetts Electric Co. 4.00% 8/15/46	56,000	44,301
MidAmerican Energy Co.
3.65% 4/15/29	820,000	804,195
5.85% 9/15/54	220,000	226,423
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	660,000	655,100
Monongahela Power Co. 5.85% 2/15/34	140,000	145,556
Nevada Power Co.
3.70% 5/1/29	100,000	97,879
6.00% 3/15/54	160,000	162,666
New England Power Co. 3.80% 12/5/47	45,000	34,430
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	49,294
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	26,623
5.25% 2/28/53	170,000	156,953
5.55% 3/15/54	2,200,000	2,115,991
5.75% 9/1/25	610,000	610,894
Niagara Mohawk Power Corp.
1.96% 6/27/30	250,000	220,704
6.00% 7/3/55	820,000	820,000
NRG Energy, Inc.
2.00% 12/2/25	185,000	182,301
2.45% 12/2/27	210,000	199,313
4.45% 6/15/29	110,000	108,221
Ohio Power Co. 5.00% 6/1/33	345,000	343,416
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	140,869
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	132,593
2.50% 2/1/31	360,000	312,498
2.95% 3/1/26	595,000	587,180
3.30% 8/1/40	720,000	515,085
3.45% 7/1/25	145,000	145,000
3.50% 8/1/50	180,000	115,413
3.75% 8/15/42	33,000	23,525
4.00% 12/1/46	230,000	164,669
4.30% 3/15/45	55,000	41,513
5.70% 3/1/35	3,045,000	3,017,350
5.80% 5/15/34	2,890,000	2,889,417
6.00% 8/15/35	2,620,000	2,649,389
6.40% 6/15/33	488,000	510,112
6.75% 1/15/53	15,000	15,092
PECO Energy Co. 2.80% 6/15/50	100,000	62,699
LVIP JPMorgan Core Bond Fund-22

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	$980,222
5.45% 5/21/28	490,000	499,072
6.15% 5/21/48	2,820,000	2,746,249
PG&E Recovery Funding LLC
5.23% 6/1/42	1,570,000	1,556,758
5.53% 6/1/51	1,865,000	1,835,382
5.54% 7/15/49	245,000	237,667
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	150,785
5.10% 6/1/54	205,000	189,075
5.21% 12/1/49	110,000	104,245
Potomac Electric Power Co. 6.50% 11/15/37	75,000	83,737
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	214,561
Public Service Co. of Oklahoma
5.20% 1/15/35	310,000	309,442
5.25% 1/15/33	280,000	282,212
6.63% 11/15/37	175,000	190,218
Public Service Electric & Gas Co.
3.00% 3/1/51	1,785,000	1,163,577
5.38% 11/1/39	28,000	28,427
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	889,058
Puget Energy, Inc. 5.73% 3/15/35	650,000	653,892
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	71,469
SCE Recovery Funding LLC
4.70% 6/15/42	238,820	232,160
5.11% 12/14/49	110,000	102,504
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	290,338
Sigeco Securitization I LLC 5.03% 11/15/38	229,135	230,915
Southern California Edison Co.
3.65% 3/1/28	80,000	77,779
4.05% 3/15/42	100,000	75,019
5.55% 1/15/36	80,000	78,229
5.70% 3/1/53	115,000	103,164
5.75% 4/15/54	1,500,000	1,343,597
5.88% 12/1/53	290,000	264,708
5.90% 3/1/55	735,000	672,057
Southern Co. 5.20% 6/15/33	1,620,000	1,648,263
Southern Power Co. 5.15% 9/15/41	50,000	47,288
Tampa Electric Co. 4.45% 6/15/49	100,000	82,186
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Toledo Edison Co. 6.15% 5/15/37	50,000	$54,043
Union Electric Co.
5.20% 4/1/34	1,580,000	1,606,052
5.45% 3/15/53	250,000	241,188
Virginia Electric & Power Co.
5.65% 3/15/55	2,800,000	2,757,766
6.35% 11/30/37	70,000	75,305
Vistra Operations Co. LLC
5.70% 12/30/34	425,000	432,777
6.00% 4/15/34	817,000	848,422
WEC Energy Group, Inc. 5.60% 9/12/26	155,000	157,039
		67,705,277
Electrical Components & Equipment–0.02%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	706,146
		706,146
Electronics–0.04%
Honeywell International, Inc. 5.25% 3/1/54	1,160,000	1,100,467
		1,100,467
Food–0.44%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	212,973
5.38% 1/9/36	200,000	197,604
6.05% 1/15/29	200,000	209,062
Campbell's Co. 3.13% 4/24/50	47,000	30,512
Conagra Brands, Inc. 5.30% 11/1/38	35,000	33,498
J.M. Smucker Co.
6.20% 11/15/33	525,000	563,477
6.50% 11/15/53	445,000	475,539
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75% 3/15/34	381,000	415,924
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 1/15/36	2,040,000	2,042,999
6.38% 4/15/66	2,295,000	2,311,914
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38% 2/25/55	1,225,000	1,257,573
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	123,781
4.63% 10/1/39	200,000	179,400
Kroger Co.
2.20% 5/1/30	500,000	452,333
5.00% 9/15/34	460,000	456,710
LVIP JPMorgan Core Bond Fund-23

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger Co. (continued)
5.40% 7/15/40	18,000	$17,580
5.50% 9/15/54	350,000	332,238
Mars, Inc. 5.65% 5/1/45	2,310,000	2,315,586
McCormick & Co., Inc. 2.50% 4/15/30	342,000	313,327
Tyson Foods, Inc. 5.70% 3/15/34	880,000	911,013
		12,853,043
Gas–0.22%
APA Infrastructure Ltd.
4.25% 7/15/27	73,000	72,666
5.13% 9/16/34	1,752,000	1,718,144
Atmos Energy Corp.
4.13% 10/15/44	50,000	41,404
4.13% 3/15/49	155,000	123,588
5.00% 12/15/54	943,000	857,498
5.90% 11/15/33	1,000,000	1,073,456
Boston Gas Co. 4.49% 2/15/42	22,000	18,541
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	61,456
NiSource, Inc.
1.70% 2/15/31	190,000	162,675
5.20% 7/1/29	1,100,000	1,129,240
ONE Gas, Inc. 2.00% 5/15/30	200,000	179,211
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	193,885
Southern California Gas Co.
2.55% 2/1/30	195,000	179,137
6.35% 11/15/52	200,000	214,295
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	16,811
3.95% 10/1/46	21,000	16,140
4.40% 6/1/43	42,000	35,240
5.75% 9/15/33	220,000	230,692
5.88% 3/15/41	96,000	98,199
Southwest Gas Corp. 3.80% 9/29/46	44,000	32,287
		6,454,565
Health Care Products–0.16%
Abbott Laboratories 4.75% 11/30/36	620,000	617,073
Boston Scientific Corp. 4.55% 3/1/39	49,000	46,355
DH Europe Finance II SARL 3.25% 11/15/39	184,000	148,015
Medtronic, Inc. 4.63% 3/15/45	100,000	89,961
Solventum Corp. 5.60% 3/23/34	1,410,000	1,451,096
Thermo Fisher Scientific, Inc. 2.00% 10/15/31	330,000	287,756
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Zimmer Biomet Holdings, Inc. 5.50% 2/19/35	2,065,000	$2,118,277
		4,758,533
Health Care Services–0.66%
Ascension Health 2.53% 11/15/29	190,000	177,102
Children's Hospital 2.93% 7/15/50	180,000	112,596
Cigna Group
4.50% 2/25/26	83,000	82,946
4.90% 12/15/48	700,000	611,127
CommonSpirit Health
1.55% 10/1/25	145,000	143,821
2.78% 10/1/30	145,000	132,739
3.91% 10/1/50	140,000	103,654
Elevance Health, Inc.
3.65% 12/1/27	330,000	326,084
4.10% 3/1/28	55,000	54,848
4.10% 5/15/32	600,000	576,063
4.55% 5/15/52	490,000	400,714
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	271,603
2.88% 9/1/50	230,000	144,086
HCA, Inc.
3.63% 3/15/32	521,000	480,563
5.13% 6/15/39	125,000	117,560
5.25% 3/1/30	1,635,000	1,676,193
5.45% 9/15/34	1,980,000	1,997,136
5.50% 6/15/47	245,000	227,669
5.75% 3/1/35	1,249,000	1,284,438
5.95% 9/15/54	550,000	534,521
6.10% 4/1/64	2,435,000	2,374,623
Humana, Inc.
3.13% 8/15/29	840,000	791,638
3.70% 3/23/29	1,320,000	1,279,223
3.95% 3/15/27	930,000	926,539
Memorial Health Services 3.45% 11/1/49	245,000	174,446
Mount Sinai Hospital 3.98% 7/1/48	83,000	59,214
MyMichigan Health 3.41% 6/1/50	80,000	56,412
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	534,076
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,857
Roche Holdings, Inc. 2.61% 12/13/51	970,000	592,963
Sutter Health 5.55% 8/15/53	400,000	394,198
Texas Health Resources 2.33% 11/15/50	140,000	78,558
LVIP JPMorgan Core Bond Fund-24

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc.
2.30% 5/15/31	120,000	$105,756
2.90% 5/15/50	380,000	236,455
3.13% 5/15/60	80,000	47,885
3.25% 5/15/51	140,000	92,862
3.70% 8/15/49	1,770,000	1,288,555
3.88% 8/15/59	490,000	345,281
5.05% 4/15/53	320,000	285,626
5.88% 2/15/53	140,000	140,269
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	115,179
		19,392,078
Insurance–0.59%
Aon North America, Inc.
5.45% 3/1/34	1,690,000	1,735,949
5.75% 3/1/54	1,530,000	1,507,725
Athene Global Funding 2.95% 11/12/26	515,000	504,944
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	162,500
4.25% 1/15/49	910,000	769,806
4.30% 5/15/43	62,000	54,599
Brown & Brown, Inc.
2.38% 3/15/31	460,000	404,917
6.25% 6/23/55	1,570,000	1,618,366
Chubb INA Holdings LLC 3.35% 5/3/26	450,000	446,539
CNO Global Funding 5.88% 6/4/27	2,350,000	2,413,530
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	182,553
3.85% 4/5/29	130,000	127,374
Corebridge Global Funding 5.90% 9/19/28	270,000	282,100
F&G Annuities & Life, Inc. 6.50% 6/4/29	625,000	644,424
F&G Global Funding
1.75% 6/30/26	185,000	179,848
5.88% 6/10/27	1,100,000	1,124,277
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,434
Hartford Insurance Group, Inc. 4.30% 4/15/43	70,000	59,000
MetLife, Inc.
4.13% 8/13/42	28,000	23,541
6.40% 12/15/66	1,220,000	1,277,546
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	253,765
New York Life Global Funding 2.35% 7/14/26	65,000	63,689
New York Life Insurance Co. 4.45% 5/15/69	105,000	81,729
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Northwestern Mutual Global Funding 1.70% 6/1/28	195,000	$182,029
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	105,030
Pine Street Trust III 6.22% 5/15/54	1,000,000	987,206
Principal Financial Group, Inc.
3.70% 5/15/29	30,000	29,266
4.11% 2/15/28	825,000	817,016
Prudential Financial, Inc. 3.91% 12/7/47	61,000	47,656
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,134,142
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	40,591
		17,279,091
Internet–0.37%
Amazon.com, Inc.
2.10% 5/12/31	750,000	665,902
2.50% 6/3/50	5,570,000	3,347,619
3.15% 8/22/27	1,030,000	1,013,222
3.30% 4/13/27	210,000	207,681
3.95% 4/13/52	390,000	307,760
4.05% 8/22/47	460,000	379,481
4.25% 8/22/57	150,000	122,774
4.95% 12/5/44	480,000	465,713
Meta Platforms, Inc. 5.40% 8/15/54	1,330,000	1,297,071
Prosus NV
3.68% 1/21/30	600,000	565,645
4.03% 8/3/50	2,720,000	1,818,700
Uber Technologies, Inc. 4.80% 9/15/34	615,000	604,075
		10,795,643
Iron & Steel–0.02%
Reliance, Inc. 1.30% 8/15/25	600,000	597,309
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	118,756
		716,065
Machinery Diversified–0.01%
nVent Finance SARL 4.55% 4/15/28	75,000	74,953
Otis Worldwide Corp. 2.57% 2/15/30	280,000	258,288
Xylem, Inc. 2.25% 1/30/31	110,000	97,499
		430,740
LVIP JPMorgan Core Bond Fund-25

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.63%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	$338,698
4.80% 3/1/50	980,000	784,067
5.13% 7/1/49	1,160,000	964,497
5.38% 4/1/38	1,308,000	1,232,717
5.50% 4/1/63	480,000	405,875
Comcast Corp.
2.80% 1/15/51	930,000	557,639
2.89% 11/1/51	1,196,000	727,858
2.94% 11/1/56	481,000	282,420
2.99% 11/1/63	206,000	115,832
3.15% 3/1/26	840,000	833,302
3.40% 4/1/30	570,000	546,546
3.45% 2/1/50	400,000	274,283
3.95% 10/15/25	1,690,000	1,687,368
4.00% 3/1/48	110,000	84,943
4.00% 11/1/49	152,000	115,527
4.15% 10/15/28	2,320,000	2,315,607
4.25% 1/15/33	167,000	161,368
Cox Communications, Inc.
2.95% 10/1/50	180,000	102,200
3.35% 9/15/26	67,000	65,961
=Identity Digital Cap LLC 6.79% 3/20/65	5,400,000	5,400,000
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	104,804
Time Warner Cable LLC
5.50% 9/1/41	100,000	90,927
6.55% 5/1/37	250,000	258,205
7.30% 7/1/38	430,000	468,912
Walt Disney Co. 6.65% 11/15/37	350,000	400,274
		18,319,830
Mining–0.36%
Anglo American Capital PLC 4.75% 4/10/27	430,000	431,997
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,073,191
BHP Billiton Finance USA Ltd.
5.00% 9/30/43	700,000	663,351
5.13% 2/21/32	1,130,000	1,156,983
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	902,728
Glencore Funding LLC
2.50% 9/1/30	750,000	675,777
4.00% 3/27/27	400,000	396,727
5.63% 4/4/34	1,020,000	1,039,613
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper Corp. 5.25% 11/8/42	4,420,000	$4,107,064
		10,447,431
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.15% 11/2/42	780,000	671,283
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	25,841
Textron, Inc. 5.50% 5/15/35	1,800,000	1,827,985
		2,525,109
Oil & Gas–1.01%
Aker BP ASA
5.13% 10/1/34	600,000	576,077
5.80% 10/1/54	325,000	296,281
APA Corp. 6.00% 1/15/37	1,690,000	1,533,448
BP Capital Markets America, Inc.
2.77% 11/10/50	370,000	225,759
2.94% 6/4/51	345,000	216,507
3.00% 3/17/52	135,000	85,107
3.41% 2/11/26	150,000	149,001
Chevron Corp.
2.00% 5/11/27	200,000	193,142
3.08% 5/11/50	460,000	309,786
Chevron USA, Inc. 3.85% 1/15/28	500,000	498,867
ConocoPhillips Co. 5.50% 1/15/55	1,395,000	1,323,602
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,498,732
5.75% 1/15/31	20,000	20,192
Coterra Energy, Inc. 5.40% 2/15/35	1,165,000	1,153,202
Devon Energy Corp.
4.50% 1/15/30	640,000	633,428
4.75% 5/15/42	150,000	125,565
5.60% 7/15/41	940,000	869,527
5.85% 12/15/25	570,000	571,526
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,053,337
3.50% 12/1/29	1,400,000	1,339,265
Ecopetrol SA 5.88% 5/28/45	3,100,000	2,139,584
Eni USA, Inc. 7.30% 11/15/27	50,000	53,154
EQT Corp.
3.90% 10/1/27	45,000	44,404
7.00% 2/1/30	680,000	737,147
Exxon Mobil Corp.
3.00% 8/16/39	405,000	315,398
3.45% 4/15/51	570,000	404,065
4.33% 3/19/50	90,000	74,587
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	805,536
5.75% 4/19/47	2,050,000	1,779,705
LVIP JPMorgan Core Bond Fund-26

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
3.00% 2/15/27	620,000	$602,344
3.50% 8/15/29	380,000	353,232
4.10% 2/15/47	580,000	390,924
4.20% 3/15/48	160,000	108,892
4.30% 8/15/39	494,000	399,140
4.40% 4/15/46	290,000	212,628
4.50% 7/15/44	2,170,000	1,587,116
4.63% 6/15/45	890,000	668,071
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,340,753
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	157,219
1.90% 8/15/30	920,000	815,477
2.15% 1/15/31	1,390,000	1,234,627
Shell Finance U.S., Inc.
2.38% 11/7/29	150,000	139,477
3.25% 4/6/50	1,890,000	1,292,552
Shell International Finance BV 2.88% 5/10/26	610,000	603,233
Suncor Energy, Inc.
5.95% 12/1/34	60,000	62,244
6.80% 5/15/38	79,000	85,396
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	258,004
3.13% 5/29/50	260,000	171,523
3.46% 7/12/49	145,000	102,763
		29,611,546
Oil & Gas Services–0.02%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14% 11/7/29	180,000	171,618
Halliburton Co.
3.80% 11/15/25	20,000	19,923
4.85% 11/15/35	30,000	28,874
5.00% 11/15/45	220,000	194,649
6.70% 9/15/38	60,000	65,830
NOV, Inc. 3.60% 12/1/29	200,000	191,841
		672,735
Packaging & Containers–0.07%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	276,578
Packaging Corp. of America 4.05% 12/15/49	155,000	118,442
Smurfit Westrock Financing DAC 5.42% 1/15/35	1,505,000	1,524,621
WRKCo, Inc. 3.90% 6/1/28	35,000	34,541
		1,954,182
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.66%
AbbVie, Inc.
2.95% 11/21/26	530,000	$521,216
4.05% 11/21/39	510,000	447,018
4.25% 11/21/49	1,190,000	980,335
4.40% 11/6/42	370,000	325,326
4.50% 5/14/35	100,000	96,615
4.55% 3/15/35	60,000	58,254
4.85% 6/15/44	200,000	184,160
4.88% 11/14/48	110,000	99,594
5.05% 3/15/34	455,000	463,264
AstraZeneca PLC 6.45% 9/15/37	50,000	56,167
Becton Dickinson & Co.
4.67% 6/6/47	75,000	64,319
4.69% 12/15/44	340,000	295,884
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	120,102
3.20% 6/15/26	410,000	406,178
3.70% 3/15/52	714,000	520,155
4.13% 6/15/39	114,000	101,449
4.55% 2/20/48	707,000	607,881
5.55% 2/22/54	113,000	110,242
5.65% 2/22/64	1,030,000	1,000,034
Cencora, Inc.
5.13% 2/15/34	1,550,000	1,562,242
5.15% 2/15/35	2,185,000	2,203,541
CVS Health Corp.
1.88% 2/28/31	180,000	154,077
2.13% 9/15/31	590,000	504,696
3.63% 4/1/27	230,000	227,107
3.75% 4/1/30	740,000	709,880
4.30% 3/25/28	1,271,000	1,265,785
5.13% 7/20/45	840,000	743,916
5.25% 2/21/33	330,000	332,205
♦CVS Pass-Through Trust
4.70% 1/10/36	121,602	116,492
5.93% 1/10/34	54,650	55,171
7.51% 1/10/32	46,444	48,637
8.35% 7/10/31	46,395	50,342
Eli Lilly & Co. 4.95% 2/27/63	210,000	190,789
Johnson & Johnson 2.10% 9/1/40	1,390,000	954,980
Merck & Co., Inc.
2.75% 12/10/51	170,000	104,465
2.90% 12/10/61	245,000	142,823
4.00% 3/7/49	220,000	174,989
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	209,369
5.30% 5/19/53	515,000	486,165
Pfizer, Inc. 2.70% 5/28/50	760,000	471,861
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	407,529
3.18% 7/9/50	1,044,000	683,702
LVIP JPMorgan Core Bond Fund-27

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (continued)
5.65% 7/5/44	386,000	$384,220
Utah Acquisition Sub, Inc. 3.95% 6/15/26	127,000	125,800
Viatris, Inc. 2.30% 6/22/27	589,000	561,245
Zoetis, Inc. 2.00% 5/15/30	170,000	152,781
		19,483,002
Pipelines–1.16%
Boardwalk Pipelines LP 3.40% 2/15/31	170,000	157,036
Cameron LNG LLC 3.70% 1/15/39	188,000	160,343
Cheniere Energy Partners LP 5.55% 10/30/35	715,000	720,621
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	727,168
Columbia Pipelines Holding Co. LLC 5.10% 10/1/31	421,000	422,826
Columbia Pipelines Operating Co. LLC
5.44% 2/15/35	550,000	553,194
5.96% 2/15/55	555,000	532,192
6.04% 11/15/33	810,000	849,919
6.54% 11/15/53	1,230,000	1,271,254
Eastern Energy Gas Holdings LLC 6.20% 1/15/55	655,000	676,867
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	98,225
Enbridge, Inc.
5.63% 4/5/34	1,850,000	1,900,718
5.70% 3/8/33	260,000	269,564
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,789,861
5.30% 4/1/44	50,000	44,786
5.40% 10/1/47	670,000	596,649
5.70% 4/1/35	2,000,000	2,037,187
6.00% 6/15/48	335,000	321,687
6.10% 2/15/42	60,000	59,075
6.25% 4/15/49	340,000	335,367
Enterprise Products Operating LLC
4.80% 2/1/49	190,000	165,641
6.65% 10/15/34	370,000	410,763
7.55% 4/15/38	206,000	244,966
Flex Intermediate Holdco LLC 4.32% 12/30/39	130,000	102,215
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	220,810	180,877
Gray Oak Pipeline LLC
2.60% 10/15/25	165,000	163,912
3.45% 10/15/27	372,000	363,893
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	414,682
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan, Inc.
5.20% 6/1/33	315,000	$316,495
5.20% 3/1/48	70,000	62,936
5.55% 6/1/45	550,000	518,815
MPLX LP
4.70% 4/15/48	550,000	446,203
5.50% 6/1/34	1,580,000	1,586,423
5.50% 2/15/49	870,000	785,539
5.95% 4/1/55	315,000	300,029
NGPL PipeCo LLC 3.25% 7/15/31	1,015,000	904,215
ONEOK Partners LP 6.65% 10/1/36	15,000	16,115
ONEOK, Inc.
2.20% 9/15/25	250,000	248,527
4.75% 10/15/31	140,000	138,611
5.55% 11/1/26	320,000	324,402
5.80% 11/1/30	500,000	523,398
6.05% 9/1/33	1,030,000	1,080,734
6.63% 9/1/53	1,340,000	1,392,614
Plains All American Pipeline LP 5.95% 6/15/35	1,340,000	1,377,571
South Bow USA Infrastructure Holdings LLC
4.91% 9/1/27	335,000	337,150
5.03% 10/1/29	385,000	386,242
Targa Resources Corp.
4.90% 9/15/30	2,171,000	2,189,327
5.50% 2/15/35	1,425,000	1,429,992
TransCanada PipeLines Ltd. 6.20% 10/15/37	70,000	73,287
Western Midstream Operating LP 4.05% 2/1/30	110,000	105,790
Williams Cos., Inc.
4.90% 1/15/45	360,000	316,184
5.60% 3/15/35	910,000	935,429
5.65% 3/15/33	200,000	207,838
6.00% 3/15/55	350,000	349,502
		33,924,856
Private Equity–0.00%
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	54,355
4.70% 9/20/47	9,000	7,648
4.85% 3/29/29	54,000	54,495
		116,498
Real Estate–0.00%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	79,000	77,877
		77,877
LVIP JPMorgan Core Bond Fund-28

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.34%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	240,000	$199,260
3.80% 4/15/26	23,000	22,834
4.00% 2/1/50	125,000	91,998
American Tower Corp.
1.50% 1/31/28	325,000	302,702
1.88% 10/15/30	275,000	239,040
2.10% 6/15/30	150,000	133,214
2.95% 1/15/51	85,000	53,819
3.10% 6/15/50	130,000	85,250
3.38% 10/15/26	44,000	43,438
3.70% 10/15/49	230,000	168,082
5.00% 1/31/30	1,355,000	1,381,260
American Tower Trust #1 3.65% 3/15/48	160,000	156,307
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	189,185
2.50% 8/16/31	105,000	91,508
COPT Defense Properties LP
2.25% 3/15/26	470,000	461,037
2.75% 4/15/31	326,000	288,345
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,858
5.80% 3/1/34	665,000	688,529
DOC Dr. LLC 2.63% 11/1/31	130,000	114,692
Equinix, Inc.
2.00% 5/15/28	463,000	433,213
2.90% 11/18/26	285,000	279,277
Essex Portfolio LP
1.65% 1/15/31	200,000	169,760
2.65% 3/15/32	145,000	126,545
5.50% 4/1/34	420,000	429,014
Extra Space Storage LP
2.20% 10/15/30	300,000	265,360
4.00% 6/15/29	150,000	147,102
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	42,148
Healthpeak OP LLC
2.13% 12/1/28	330,000	306,422
3.00% 1/15/30	90,000	84,384
3.50% 7/15/29	132,000	127,431
Mid-America Apartments LP
1.70% 2/15/31	150,000	128,717
3.95% 3/15/29	230,000	227,121
NNN REIT, Inc.
3.60% 12/15/26	58,000	57,298
4.30% 10/15/28	150,000	149,547
5.50% 6/15/34	640,000	656,114
5.60% 10/15/33	150,000	155,059
Prologis LP
2.13% 10/15/50	150,000	79,753
2.88% 11/15/29	95,000	89,549
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	$348,311
UDR, Inc.
2.10% 8/1/32	160,000	132,520
2.95% 9/1/26	28,000	27,522
3.00% 8/15/31	25,000	22,707
3.20% 1/15/30	150,000	142,130
Ventas Realty LP
3.25% 10/15/26	25,000	24,609
3.85% 4/1/27	49,000	48,529
4.13% 1/15/26	9,000	8,963
Welltower OP LLC 6.50% 3/15/41	125,000	137,827
WP Carey, Inc.
2.25% 4/1/33	180,000	146,759
4.25% 10/1/26	245,000	244,480
		9,972,529
Retail–0.25%
AutoZone, Inc. 1.65% 1/15/31	180,000	154,125
Costco Wholesale Corp.
1.38% 6/20/27	930,000	886,925
1.75% 4/20/32	380,000	325,087
Home Depot, Inc.
2.50% 4/15/27	320,000	311,477
3.25% 4/15/32	1,690,000	1,562,250
3.30% 4/15/40	530,000	423,134
3.35% 4/15/50	680,000	476,592
3.63% 4/15/52	235,000	171,051
3.90% 6/15/47	90,000	70,903
McDonald's Corp.
4.20% 4/1/50	500,000	396,967
4.70% 12/9/35	60,000	58,520
4.88% 12/9/45	1,060,000	955,962
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	79,504
3.60% 9/1/27	49,000	48,342
Starbucks Corp.
4.80% 2/15/33	440,000	439,868
4.90% 2/15/31	850,000	867,923
Walmart, Inc. 1.80% 9/22/31	180,000	156,811
		7,385,441
Savings & Loans–0.12%
μNationwide Building Society
2.97% 2/16/28	920,000	898,309
3.96% 7/18/30	2,165,000	2,112,294
4.30% 3/8/29	525,000	521,806
		3,532,409
Semiconductors–0.47%
Analog Devices, Inc. 2.80% 10/1/41	227,000	165,177
Broadcom, Inc.
1.95% 2/15/28	592,000	558,338
LVIP JPMorgan Core Bond Fund-29

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
3.14% 11/15/35	2,778,000	$2,343,074
3.19% 11/15/36	400,000	331,596
4.15% 11/15/30	230,000	226,317
4.93% 5/15/37	650,000	630,840
5.05% 7/12/29	2,400,000	2,457,645
Intel Corp.
3.05% 8/12/51	800,000	475,270
3.10% 2/15/60	50,000	27,956
3.25% 11/15/49	800,000	506,683
3.73% 12/8/47	590,000	416,234
5.70% 2/10/53	100,000	93,064
KLA Corp.
3.30% 3/1/50	150,000	103,922
4.65% 7/15/32	520,000	523,418
Marvell Technology, Inc.
5.45% 7/15/35	1,815,000	1,827,631
5.75% 2/15/29	380,000	395,633
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,172,832
3.70% 4/1/60	660,000	485,316
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50% 5/11/31	360,000	317,936
3.25% 5/11/41	370,000	272,125
5.00% 1/15/33	140,000	139,606
Texas Instruments, Inc. 5.05% 5/18/63	276,000	253,084
		13,723,697
Software–0.42%
Cadence Design Systems, Inc. 4.70% 9/10/34	1,594,000	1,574,768
Fiserv, Inc.
3.20% 7/1/26	70,000	69,198
4.40% 7/1/49	65,000	53,215
Intuit, Inc.
5.20% 9/15/33	350,000	362,620
5.50% 9/15/53	110,000	109,212
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,371,891
2.92% 3/17/52	820,000	543,778
3.04% 3/17/62	40,000	25,675
3.45% 8/8/36	20,000	17,962
Oracle Corp.
1.65% 3/25/26	2,010,000	1,968,898
2.88% 3/25/31	2,310,000	2,106,765
2.95% 4/1/30	120,000	112,062
3.60% 4/1/40	450,000	360,170
3.60% 4/1/50	220,000	153,855
4.00% 7/15/46	110,000	84,838
4.65% 5/6/30	540,000	544,924
4.90% 2/6/33	310,000	310,829
Roper Technologies, Inc.
1.40% 9/15/27	350,000	329,228
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies, Inc. (continued)
2.00% 6/30/30	160,000	$142,180
Synopsys, Inc. 5.70% 4/1/55	1,400,000	1,391,962
VMware LLC
1.40% 8/15/26	404,000	390,741
4.65% 5/15/27	135,000	135,788
		12,160,559
Telecommunications–0.67%
AT&T, Inc.
1.65% 2/1/28	55,000	51,597
2.25% 2/1/32	1,460,000	1,256,548
2.30% 6/1/27	520,000	501,368
2.55% 12/1/33	1,090,000	912,228
3.55% 9/15/55	226,000	152,493
3.65% 6/1/51	381,000	270,679
3.65% 9/15/59	160,000	107,345
3.80% 2/15/27	1,020,000	1,012,240
3.80% 12/1/57	200,000	139,940
Corning, Inc. 3.90% 11/15/49	284,000	214,919
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	137,225
Telefonica Emisiones SA 5.21% 3/8/47	340,000	300,810
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	589,616
2.55% 2/15/31	420,000	375,995
3.00% 2/15/41	800,000	585,404
3.30% 2/15/51	190,000	126,110
3.75% 4/15/27	130,000	128,642
3.88% 4/15/30	5,690,000	5,526,229
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,620
2.55% 3/21/31	1,280,000	1,148,017
2.65% 11/20/40	590,000	416,228
2.88% 11/20/50	180,000	112,124
3.40% 3/22/41	200,000	154,267
3.85% 11/1/42	680,000	542,652
4.00% 3/22/50	680,000	517,850
4.13% 8/15/46	480,000	386,230
4.40% 11/1/34	690,000	654,861
4.50% 8/10/33	2,680,000	2,605,075
5.25% 3/16/37	430,000	427,945
Vodafone Group PLC
4.88% 6/19/49	255,000	219,385
5.63% 2/10/53	35,000	33,021
		19,615,663
Transportation–0.06%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	21,891
4.70% 9/1/45	35,000	31,555
LVIP JPMorgan Core Bond Fund-30

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
5.15% 9/1/43	77,000	$73,972
5.40% 6/1/41	126,000	125,372
5.50% 3/15/55	810,000	802,034
5.75% 5/1/40	85,000	89,000
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	173,759
CSX Corp.
3.35% 9/15/49	10,000	6,986
4.75% 11/15/48	108,000	95,744
5.50% 4/15/41	50,000	50,011
Norfolk Southern Corp.
3.95% 10/1/42	70,000	57,174
4.05% 8/15/52	40,000	30,909
Union Pacific Corp.
3.84% 3/20/60	270,000	194,307
4.10% 9/15/67	150,000	110,904
		1,863,618
Trucking & Leasing–0.02%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	24,615
5.25% 7/1/29	100,000	102,382
6.05% 8/1/28	310,000	322,973
		449,970
Water–0.01%
American Water Capital Corp.
3.45% 5/1/50	225,000	158,838
4.00% 12/1/46	52,000	41,159
		199,997
Total Corporate Bonds (Cost $710,108,358)		718,702,077
MUNICIPAL BONDS–0.02%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	30,516
Ohio State University Series A 4.80% 6/1/11	98,000	81,994
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	135,398
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	277,779
Total Municipal Bonds (Cost $531,245)		525,687
NON-AGENCY ASSET-BACKED SECURITIES–9.37%
American Credit Acceptance Receivables Trust Series 2023-4 Class C 6.99% 9/12/30	3,816,000	3,863,628
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
American Homes 4 Rent Trust Series 2015-SFR2 Class C 4.69% 10/17/52	200,000	$199,472
AMSR Trust
Series 2020-SFR2 Class C 2.53% 7/17/37	1,000,000	997,802
Series 2021-SFR1 Class D 2.60% 6/17/38	5,059,000	4,745,545
Series 2021-SFR4 Class E1 2.97% 12/17/38	2,335,274	2,253,985
Series 2021-SFR4 Class E2 3.01% 12/17/38	3,800,000	3,662,225
Series 2022-SFR3 Class E2 4.00% 10/17/39	1,000,000	962,530
Series 2023-SFR2 Class E2 3.95% 6/17/40	2,000,000	1,871,269
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.75% (30 day USD SOFR Average + 1.45%) 1/15/37	957,295	957,295
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A Class A 4.62% 2/20/27	750,000	749,639
Series 2024-1A Class A 5.36% 6/20/30	2,642,000	2,710,798
Series 2025-2A Class A 5.12% 8/20/31	2,000,000	2,034,528
Bastion Funding I LLC Series 2023-1A Class A2 7.12% 4/25/38	1,867,359	1,877,260
Bedrock ABS I LLC 7.95% 12/27/37	685,053	705,644
BG Beta I Ltd. 6.28% 7/16/54	2,659,500	2,716,294
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	617,520	579,044
Bridge Trust
Series 2022-SFR1 Class C 4.45% 11/17/37	900,000	893,959
Series 2024-SFR1 Class C 4.30% 8/17/40	875,000	848,489
Series 2024-SFR1 Class D 4.30% 8/17/40	1,526,000	1,462,967
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 Class C 5.65% 4/16/29	2,341,000	2,355,744
Series 2024-3 Class C 5.70% 7/16/29	2,255,000	2,281,180
BXG Receivables Note Trust Series 2022-A Class C 5.35% 9/28/37	408,689	401,401
CarMax Auto Owner Trust Series 2023-4 Class A3 6.00% 7/17/28	480,000	486,919
LVIP JPMorgan Core Bond Fund-31

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Select Receivables Trust Series 2025-A Class C 5.46% 7/15/31	8,100,000	$8,282,365
Cars Net Lease Mortgage Notes Series 2020-1A Class A3 3.10% 12/15/50	156,400	147,332
Carvana Auto Receivables Trust
Series 2023-N1 Class B 5.85% 11/10/27	2,964,201	2,969,334
Series 2023-P3 Class A3 5.82% 8/10/28	227,763	229,325
Series 2023-P4 Class A4 6.16% 9/10/29	631,000	655,499
Cascade MH Asset Trust Series 2021-MH1 Class A1 1.75% 2/25/46	615,479	562,012
φCFIN Issuer LLC Series 2022-RTL1 Class AA 4.75% 2/16/26	178,430	177,288
Cherry Securitization Trust Series 2025-1A Class A 6.13% 11/15/32	4,550,000	4,596,089
Consumer Portfolio Services Auto Trust Series 2025-B Class C 5.12% 7/15/31	4,290,000	4,320,031
Continental Finance Credit Card ABS Master Trust Series 2022-A Class A 6.19% 10/15/30	910,000	912,839
CoreVest American Finance Ltd.
Series 2019-2 Class D 4.22% 6/15/52	500,000	481,385
Series 2019-3 Class B 3.16% 10/15/52	700,000	659,253
Series 2020-3 Class B 2.20% 8/15/53	810,000	726,835
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 Class 3A 4.99% (1 mo. USD Term SOFR + 0.67%) 4/25/34	1,056	996
Series 2004-1 Class M1 5.18% (1 mo. USD Term SOFR + 0.86%) 3/25/34	4,240	4,314
Series 2004-1 Class M2 5.26% (1 mo. USD Term SOFR + 0.94%) 3/25/34	457	515
CPS Auto Receivables Trust
Series 2022-D Class C 7.69% 1/16/29	880,000	889,433
Series 2023-D Class C 7.17% 1/15/30	3,686,000	3,756,407
Credit Acceptance Auto Loan Trust
Series 2022-3A Class C 8.45% 2/15/33	900,000	914,285
Series 2023-2A Class A 5.92% 5/16/33	880,308	883,115
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust (continued)
Series 2023-3A Class A 6.39% 8/15/33	700,000	$706,153
Series 2024-1A Class C 6.71% 7/17/34	3,910,000	4,031,636
Series 2025-1A Class C 5.71% 7/16/35	4,535,000	4,631,908
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I Class 2A 4.57% (1 mo. USD Term SOFR + 0.25%) 1/15/37	356,769	339,945
DataBank Issuer LLC Series 2021-1A Class A2 2.06% 2/27/51	650,000	635,822
Diversified ABS Phase VIII LLC Series 2024-1A Class A1 7.08% 5/30/44	1,252,372	1,265,475
DP Lion Holdco LLC Series 2023-1A Class A 8.24% 11/30/43	1,636,717	1,681,812
Drive Auto Receivables Trust Series 2025-1 Class D 5.41% 9/15/32	5,400,000	5,460,503
DT Auto Owner Trust
Series 2022-3A Class C 7.69% 7/17/28	601,240	605,653
Series 2022-3A Class D 8.14% 7/17/28	750,000	768,554
Series 2023-2A Class C 5.79% 2/15/29	956,000	960,494
Exeter Automobile Receivables Trust
Series 2022-6A Class D 8.03% 4/6/29	1,032,000	1,067,620
Series 2023-5A Class C 6.85% 1/16/29	1,824,000	1,865,243
Series 2024-2A Class D 5.92% 2/15/30	4,241,000	4,321,523
Series 2025-2A Class D 5.89% 7/15/31	8,100,000	8,315,036
FHF Issuer Trust Series 2023-2A Class A2 6.79% 10/15/29	1,262,619	1,280,553
First Investors Auto Owner Trust Series 2023-1A Class C 6.81% 12/17/29	4,000,000	4,137,678
FirstKey Homes Trust
Series 2020-SFR1 Class D 2.24% 8/17/37	800,000	794,587
Series 2020-SFR1 Class E 2.79% 8/17/37	1,100,000	1,092,524
Series 2020-SFR2 Class E 2.67% 10/19/37	850,000	840,210
Series 2021-SFR1 Class E1 2.39% 8/17/38	5,142,000	4,980,477
Series 2021-SFR1 Class E2 2.49% 8/17/38	5,500,000	5,308,761
LVIP JPMorgan Core Bond Fund-32

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust (continued)
Series 2022-SFR2 Class E1 4.50% 7/17/39	900,000	$877,735
Series 2022-SFR3 Class C 4.50% 7/17/38	784,000	776,685
•FMC GMSR Issuer Trust
Series 2020-GT1 Class A 4.45% 1/25/26	1,500,000	1,465,536
Series 2021-GT1 Class A 3.62% 7/25/26	4,200,000	3,978,131
Series 2021-GT2 Class A 3.85% 10/25/26	3,050,000	2,900,402
Series 2024-SAT1 Class A 6.50% 3/26/27	5,675,000	5,730,054
Foundation Finance Trust
Series 2020-1A Class A 3.54% 7/16/40	42,816	42,731
Series 2023-2A Class D 9.10% 6/15/49	2,782,925	2,973,621
FW Energy Asset Issuer LLC
7.15% 8/25/44	3,169,646	3,221,473
8.11% 8/25/44	1,013,170	1,031,413
GLS Auto Receivables Issuer Trust
Series 2023-3A Class C 6.01% 5/15/29	523,000	527,959
Series 2024-2A Class C 6.03% 2/15/30	4,545,000	4,628,804
Series 2025-1A Class D 5.61% 11/15/30	5,000,000	5,084,587
Series 2025-2A Class C 5.11% 1/15/31	5,600,000	5,662,742
GLS Auto Select Receivables Trust Series 2023-2A Class A3 6.38% 2/15/29	4,250,000	4,346,474
Goodgreen Trust
Series 2017 Class R1 5.00% 10/20/51	8,491	8,266
Series 2017-1A Class A 3.74% 10/15/52	24,963	22,985
Series 2017-2A Class A 3.26% 10/15/53	101,997	91,106
Series 2019-2A Class A 2.76% 4/15/55	189,798	163,218
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	1,111,089	958,754
Granite Park Equipment Leasing LLC Series 2023-1A Class A3 6.46% 9/20/32	1,784,844	1,825,860
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	2,217,600	2,021,786
HERO Funding Trust
Series 2016-3A Class A1 3.08% 9/20/42	15,443	14,060
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HERO Funding Trust (continued)
Series 2017-1A Class A2 4.46% 9/20/47	51,265	$47,332
Series 2017-3A Class A2 3.95% 9/20/48	67,779	61,271
Hertz Vehicle Financing III LP Series 2021-2A Class C 2.52% 12/27/27	1,840,000	1,764,115
•HGI CRE CLO Ltd. Series 2021-FL1 Class A 5.48% (1 mo. USD Term SOFR + 1.16%) 6/16/36	378,348	377,392
Home Partners of America Trust Series 2020-2 Class E 3.08% 1/17/41	802,036	718,570
John Deere Owner Trust Series 2023-B Class A4 5.11% 5/15/30	1,100,000	1,113,478
Jonah Energy Abs I LLC Series 2022-1 Class A1 7.20% 12/10/37	298,516	300,198
Lending Funding Trust
Series 2020-2A Class A 2.32% 4/21/31	1,305,000	1,271,270
Series 2020-2A Class C 4.30% 4/21/31	1,000,000	975,632
Lendmark Funding Trust Series 2021-1A Class B 2.47% 11/20/31	4,600,000	4,337,103
•Long Beach Mortgage Loan Trust Series 2004-1 Class M1 5.18% (1 mo. USD Term SOFR + 0.86%) 2/25/34	14,544	14,447
Marlette Funding Trust Series 2021-3A Class C 1.81% 12/15/31	16,261	16,239
Merchants Fleet Funding LLC Series 2023-1A Class A 7.21% 5/20/36	1,996,769	2,013,140
Mercury Financial Credit Card Master Trust Series 2024-2A Class A 6.56% 7/20/29	4,075,000	4,110,887
•MF1 LLC Series 2022-FL10 Class A 6.95% (1 mo. USD Term SOFR + 2.64%) 9/17/37	2,462,150	2,468,304
MNR ABS Issuer I LLC 8.95% 12/15/38	2,134,161	2,184,736
MVW LLC
Series 2019-2A Class B 2.44% 10/20/38	106,086	104,369
Series 2023-1A Class C 6.54% 10/20/40	681,388	698,606
Series 2023-2A Class C 7.06% 11/20/40	956,022	980,969
LVIP JPMorgan Core Bond Fund-33

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Navient Student Loan Trust Series 2016-3A Class A3 5.77% (30 day USD SOFR Average + 1.46%) 6/25/65	888,363	$903,406
New Residential Mortgage Loan Trust Series 2022-SFR1 Class D 3.30% 2/17/39	1,375,000	1,326,737
NP SPE X LP Series 2021-1A Class A1 2.23% 3/19/51	1,691,025	1,616,917
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 Class A 3.84% 12/25/25	254,562	252,003
Series 2021-FHT1 Class A 3.10% 7/25/26	497,450	485,565
Series 2021-GNT1 Class A 3.47% 11/25/26	475,110	460,330
Octane Receivables Trust Series 2022-2A Class D 7.70% 2/20/30	1,400,000	1,442,412
OneMain Direct Auto Receivables Trust
Series 2019-1A Class B 3.95% 11/14/28	1,000,000	993,761
Series 2021-1A Class A 0.87% 7/14/28	124,495	123,665
Series 2023-1A Class D 7.07% 2/14/33	682,000	715,526
Oportun Issuance Trust Series 2021-C Class A 2.18% 10/8/31	855,448	835,641
PEAC Solutions Receivables LLC Series 2024-1A Class A3 5.64% 11/20/30	2,500,000	2,549,379
•PRET LLC Series 2021-RN4 Class A1 5.49% 10/25/51	963,241	962,467
Progress Residential Trust
Series 2022-SFR2 Class A 2.95% 4/17/27	540,598	525,695
Series 2022-SFR2 Class E1 4.55% 4/17/27	2,700,000	2,646,180
Series 2025-SFR3 Class B 3.39% 7/17/30	3,690,000	3,405,756
Renew Financial Series 2017-1A Class A 3.67% 9/20/52	26,322	24,413
RT Financial LLC 7.85% 10/15/43	2,088,588	2,126,186
Santander Drive Auto Receivables Trust
Series 2022-4 Class C 5.00% 11/15/29	2,950,000	2,962,168
Series 2022-5 Class D 5.67% 12/16/30	5,500,000	5,550,290
Series 2022-6 Class D 5.69% 2/18/31	5,500,000	5,555,590
Series 2023-6 Class C 6.40% 3/17/31	2,200,000	2,277,139
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2024-2 Class D 6.28% 8/15/31	2,249,000	$2,321,868
Series 2024-3 Class D 5.97% 10/15/31	5,055,000	5,194,883
SCF Equipment Leasing LLC
Series 2022-2A Class C 6.50% 8/20/32	810,000	814,307
Series 2023-1A Class A3 6.17% 5/20/32	2,999,475	3,033,267
Series 2023-1A Class C 6.77% 8/22/33	3,815,000	3,963,487
Series 2024-1A Class C 5.82% 9/20/32	2,558,000	2,643,777
SCF Equipment Trust LLC Series 2025-1A Class D 5.88% 11/20/35	1,032,000	1,062,981
Sierra Timeshare Receivables Funding LLC Series 2025-1A Class B 5.10% 1/21/42	3,469,799	3,490,064
•SLC Student Loan Trust Series 2008-1 Class A4A 6.20% (90 day USD SOFR Average + 1.86%) 12/15/32	733,306	737,413
•SLM Private Credit Student Loan Trust
Series 2005-B Class A4 4.91% (3 mo. USD Term SOFR + 0.59%) 6/15/39	433,757	422,745
Series 2006-A Class A5 4.87% (3 mo. USD Term SOFR + 0.55%) 6/15/39	421,911	410,380
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	338,529	326,035
Series 2021-C Class APT1 1.39% 1/15/53	1,363,708	1,245,834
Series 2021-C Class B 2.30% 1/15/53	671,322	649,126
Series 2022-C Class A1A 4.48% 5/16/50	2,557,615	2,542,007
•Starwood Ltd. Series 2022-FL3 Class A 5.65% (30 day USD SOFR Average + 1.35%) 11/15/38	1,637,461	1,634,392
Tricon American Homes Trust Series 2020-SFR2 Class E1 2.73% 11/17/39	2,426,000	2,299,603
Tricon Residential Trust Series 2022-SFR1 Class D 4.75% 4/17/39	459,000	453,274
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	1,323,357	1,253,483
U.S. Small Business Administration
Series 2019-20D Class 1 2.98% 4/1/39	155,592	145,771
LVIP JPMorgan Core Bond Fund-34

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration (continued)
Series 2019-25G Class 1 2.69% 7/1/44	295,299	$263,442
VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	951,244
φVOLT CI LLC Series 2021-NP10 Class A1 5.99% 5/25/51	102,189	102,019
φVOLT XCIV LLC Series 2021-NPL3 Class A1 6.24% 2/27/51	61,966	61,940
φVOLT XCIX LLC Series 2021-NPL8 Class A1 6.12% 4/25/51	93,946	93,894
φVOLT XCV LLC Series 2021-NPL4 Class A1 6.24% 3/27/51	98,393	98,323
φVOLT XCVI LLC Series 2021-NPL5 Class A1 6.12% 3/27/51	31,887	31,877
φVOLT XCVII LLC Series 2021-NPL6 Class A1 6.24% 4/25/51	91,851	91,760
Wendy's Funding LLC Series 2021-1A Class A2I 2.37% 6/15/51	1,736,445	1,595,963
Westlake Automobile Receivables Trust Series 2023-3A Class C 6.02% 9/15/28	1,000,000	1,014,195
Total Non-Agency Asset-Backed Securities (Cost $267,817,248)		274,481,456
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.51%
Anchor Mortgage Trust
• 8.23% 3/25/31	4,000,000	4,065,436
φSeries 2025-RTL1 Class A1 5.72% 5/25/40	3,055,000	3,054,939
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	553,565	480,403
Series 2022-3 Class A1 4.00% 1/25/67	1,218,873	1,171,698
~^Banc of America Alternative Loan Trust Series 2004-6 Class 15 0.00% 7/25/34	1,367	749
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	5,801	4,406
Series 2005-6 Class 2A7 5.50% 10/25/35	39,241	35,664
~^Series 2005-7 Class 30 0.00% 11/25/35	4,478	4,049
•Bear Stearns ARM Trust
Series 2003-7 Class 3A 7.04% 10/25/33	2,885	2,888
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Bear Stearns ARM Trust (continued)
Series 2006-1 Class A1 6.53% (1 yr. CMT + 2.25%) 2/25/36	20,386	$19,701
•BRAVO Residential Funding Trust Series 2022-NQM3 Class A1 5.11% 7/25/62	2,039,044	2,056,336
•CENT Trust Series 2023-CITY Class A 6.93% (1 mo. USD Term SOFR + 2.62%) 9/15/38	2,750,000	2,750,003
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 Class 2A1 5.42% 6/25/34	9,573	8,616
♦•Series 2004-HYB1 Class 2A 5.26% 5/20/34	4,850	4,424
♦•Series 2004-HYB3 Class 2A 4.67% 6/20/34	5,975	5,587
♦Series 2005-16 Class A23 5.50% 9/25/35	21,916	13,338
♦•Series 2005-22 Class 2A1 5.20% 11/25/35	49,276	41,183
•CIM Trust Series 2021-R6 Class A1 1.43% 7/25/61	648,897	578,985
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 Class A 7.74% 9/25/33	2,269	2,233
~^Series 2003-UP2 Class 1 0.00% 12/25/18	43	42
•Citigroup Mortgage Loan Trust, Inc. Series 2005-1 Class 2A1A 3.50% 2/25/35	27,587	23,257
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A9 5.75% 3/25/34	288,373	291,097
*•Series 2005-20CB Class 3A8 0.32% (4.64% minus 1 mo. USD Term SOFR) 7/25/35	109,304	4,983
*•Series 2005-22T1 Class A2 0.64% (4.96% minus 1 mo. USD Term SOFR) 6/25/35	242,556	14,077
Series 2005-28CB Class 1A4 5.50% 8/25/35	139,199	122,160
Series 2005-54CB Class 1A11 5.50% 11/25/35	49,742	37,793
CSMC Trust
•Series 2018-J1 Class A2 3.50% 2/25/48	2,470,437	2,218,176
φSeries 2019-NQM1 Class A3 4.06% 10/25/59	540,289	533,835
•Series 2020-RPL4 Class A1 2.00% 1/25/60	719,088	643,742
•Series 2021-AFC1 Class A1 0.83% 3/25/56	625,767	522,066
•Series 2021-AFC1 Class A3 1.17% 3/25/56	850,864	716,617
LVIP JPMorgan Core Bond Fund-35

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
•Series 2021-NQM3 Class A3 1.63% 4/25/66	1,472,847	$1,296,442
•Series 2021-NQM7 Class A1 1.76% 10/25/66	467,412	411,189
•Series 2021-NQM8 Class A1 1.84% 10/25/66	2,446,651	2,236,809
Series 2021-RPL2 Class A1 2.00% 1/25/60	436,438	384,149
•Series 2021-RPL6 Class A1 2.00% 10/25/60	867,060	772,205
•Series 2022-NQM1 Class A1 2.27% 11/25/66	2,520,879	2,286,222
•Deephaven Residential Mortgage Trust Series 2022-1 Class A1 2.21% 1/25/67	1,691,500	1,559,223
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	667,280	560,877
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 Class 1A19 5.50% 11/25/35	47,012	20,722
•Galton Funding Mortgage Trust Series 2017-1 Class A22 3.00% 7/25/56	88,389	77,720
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	1,468,200	1,424,083
•GMACM Mortgage Loan Trust Series 2005-AR3 Class 3A4 4.46% 6/19/35	22,630	21,388
GSR Mortgage Loan Trust
Series 2004-13F Class 3A3 6.00% 11/25/34	6,563	6,376
Series 2004-6F Class 1A2 5.00% 5/25/34	12,807	12,313
Series 2004-6F Class 3A4 6.50% 5/25/34	35,261	35,736
•Impac CMB Trust Series 2007-A Class A 4.93% (1 mo. USD Term SOFR + 0.61%) 5/25/37	797,636	758,735
•Impac Secured Assets Trust Series 2006-1 Class 2A1 5.13% (1 mo. USD Term SOFR + 0.81%) 5/25/36	3,890	3,729
•JP Morgan Mortgage Trust
Series 2006-A2 Class 5A3 7.11% 11/25/33	3,294	3,224
Series 2017-5 Class A2 4.92% 10/26/48	2,440,715	2,454,243
Series 2018-4 Class A1 3.50% 10/25/48	293,126	262,075
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1 6.83% 4/21/34	4,555	$4,481
MASTR Alternative Loan Trust
Series 2003-9 Class 8A1 6.00% 1/25/34	17,999	17,194
Series 2004-4 Class 10A1 5.00% 5/25/24	6,421	5,545
Series 2004-6 Class 7A1 6.00% 7/25/34	41,345	41,106
~^Series 2004-7 Class 30 0.00% 8/25/34	3,005	2,282
Series 2004-8 Class 6A1 5.50% 12/31/49	52	52
MASTR Asset Securitization Trust
Series 2003-11 Class 9A6 5.25% 12/25/33	31,124	30,589
~^Series 2003-12 Class 15 0.00% 12/25/18	76	0
~^Series 2004-6 Class 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO Class 3 0.00% 5/28/35	4,440	3,472
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	346,255	331,342
•NACC Reperforming Loan REMICS Trust Series 2004-R2 Class A1 6.50% 10/25/34	12,323	10,861
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	445,022	423,616
Series 2015-1A Class A3 3.75% 5/28/52	243,718	232,730
Series 2015-2A Class A1 3.75% 8/25/55	1,501,570	1,453,126
Series 2015-2A Class A2 3.75% 8/25/55	854,909	822,079
Series 2016-3A Class A1B 3.25% 9/25/56	480,998	448,655
Series 2016-3A Class B1 4.00% 9/25/56	1,903,141	1,857,224
Series 2016-4A Class B2 4.68% 11/25/56	1,079,364	1,055,751
Series 2017-1A Class A1 4.00% 2/25/57	1,190,316	1,147,579
Series 2017-2A Class B2 4.75% 3/25/57	1,024,758	1,017,170
Series 2017-4A Class A1 4.00% 5/25/57	1,135,188	1,086,004
Series 2017-6A Class A1 4.00% 8/27/57	2,436,273	2,337,172
Series 2022-NQM2 Class A1 3.08% 3/27/62	2,521,542	2,393,605
LVIP JPMorgan Core Bond Fund-36

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•OBX Trust
Series 2021-NQM2 Class A1 1.10% 5/25/61	462,242	$380,139
Series 2021-NQM3 Class A1 1.05% 7/25/61	700,829	573,049
Series 2021-NQM4 Class A1 1.96% 10/25/61	1,553,745	1,319,847
Series 2022-NQM1 Class A1 2.31% 11/25/61	2,423,104	2,172,586
*PHH Alternative Mortgage Trust Series 2007-2 Class 2X 6.00% 5/25/37	54,993	10,325
•PRKCM Trust Series 2021-AFC2 Class A1 2.07% 11/25/56	665,594	585,741
φPRPM LLC Series 2024-RCF3 Class A1 4.00% 5/25/54	3,147,676	3,081,138
φRoc Mortgage Trust Series 2025-RTL1 Class A1 5.63% 2/25/40	3,000,000	3,013,004
SACO I, Inc. Series 1997-2 Class 1A5 7.00% 8/25/36	744	709
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.17% 3/27/62	2,444,109	2,296,238
φToorak Mortgage Trust Series 2025-RRTL1 Class A1 5.52% 2/25/40	4,205,000	4,216,278
Towd Point Mortgage Trust
•Series 2016-3 Class B1 4.10% 4/25/56	850,000	834,988
•Series 2017-6 Class M1 3.25% 10/25/57	1,610,000	1,494,236
•Series 2019-HY2 Class M2 6.33% (1 mo. USD Term SOFR + 2.01%) 5/25/58	950,000	961,529
•Series 2021-R1 Class A1 2.92% 11/30/60	1,256,802	1,126,192
Series 2022-4 Class A1 3.75% 9/25/62	2,113,727	2,008,131
Vendee Mortgage Trust
Series 1996-1 Class 1Z 6.75% 2/15/26	6,748	6,756
Series 1996-2 Class 1Z 6.75% 6/15/26	2,196	2,213
Series 1997-1 Class 2Z 7.50% 2/15/27	12,120	12,271
Series 1998-1 Class 2E 7.00% 3/15/28	5,335	5,416
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 Class A 6.17% 8/25/33	1,926	1,839
Series 2003-AR9 Class 1A6 6.53% 9/25/33	10,264	9,797
Series 2004-AR3 Class A2 5.39% 6/25/34	3,040	2,782
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦•WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2005-AR13 Class A1A1 5.01% (1 mo. USD Term SOFR + 0.69%) 10/25/45	568,573	$540,356
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 Class 1A4 0.62% (4.94% minus 1 mo. USD Term SOFR) 4/25/35	236,017	11,867
*♦•Series 2005-2 Class 2A3 0.57% (4.89% minus 1 mo. USD Term SOFR) 4/25/35	66,536	2,745
*♦Series 2005-3 Class CX 5.50% 5/25/35	72,854	12,628
♦Series 2005-4 Class CB7 5.50% 6/25/35	55,465	51,230
♦Series 2005-6 Class 2A4 5.50% 8/25/35	14,426	12,305
Total Non-Agency Collateralized Mortgage Obligations (Cost $70,417,666)		73,483,994
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.04%
•AREIT Trust Series 2022-CRE6 Class A 5.55% (30 day USD SOFR Average + 1.25%) 1/20/37	985,437	983,590
•BAHA Trust Series 2024-MAR Class A 6.17% 12/10/41	5,541,000	5,722,456
•BAMLL Re-REMICS Trust Series 2024-FRR3 Class B 1.46% 1/27/50	6,000,000	5,608,742
•Bank Series 2018-BN14 Class C 4.77% 9/15/60	1,640,000	1,423,566
•BX Commercial Mortgage Trust
Series 2021-SOAR Class A 5.10% (1 mo. USD Term SOFR + 0.78%) 6/15/38	1,130,992	1,130,639
Series 2021-XL2 Class A 5.12% (1 mo. USD Term SOFR + 0.80%) 10/15/38	1,368,446	1,368,018
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	870,000	811,490
•Series 2022-LBA6 Class A 5.31% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,680,000	1,678,951
CD Mortgage Trust Series 2016-CD1 Class A4 2.72% 8/10/49	1,950,000	1,881,641
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	580,000	571,045
LVIP JPMorgan Core Bond Fund-37

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2016-P6 Class A4 3.46% 12/10/49	266,042	$262,091
COMM Mortgage Trust Series 2015-CR25 Class A4 3.76% 8/10/48	54,311	54,203
CSMC Trust
Series 2014-USA Class A2 3.95% 9/15/37	885,000	816,466
Series 2014-USA Class B 4.18% 9/15/37	5,620,000	4,994,210
Series 2014-USA Class D 4.37% 9/15/37	100,000	79,162
DB-JPM Mortgage Trust Series 2016-C1 Class A4 3.28% 5/10/49	700,000	690,521
•FREMF Mortgage Trust Series 2018-K73 Class C 3.98% 2/25/51	2,000,000	1,952,475
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB Class A 3.67% 3/5/33	3,810,000	3,281,301
Series 2021-ROSS Class A 5.73% (1 mo. USD Term SOFR + 1.41%) 5/15/26	2,970,000	2,805,032
GS Mortgage Securities Trust Series 2015-GC32 Class A4 3.76% 7/10/48	48,662	48,416
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 Class A5 3.91% 1/15/49	1,000,000	991,358
•Series 2020-MKST Class D 6.43% (1 mo. USD Term SOFR + 2.11%) 12/15/36	5,130,000	51,300
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 Class A4 3.77% 12/15/48	1,321,713	1,314,282
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 Class A4 3.14% 6/15/49	1,300,000	1,276,406
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 Class C 4.17% 2/15/46	291,527	280,011
Series 2015-C26 Class A5 3.53% 10/15/48	964,344	957,206
Series 2016-C29 Class A4 3.33% 5/15/49	540,000	532,528
MRCD Mortgage Trust
Series 2019-PARK Class A 2.72% 12/15/36	740,000	655,760
Series 2019-PARK Class D 2.72% 12/15/36	987,000	719,583
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•MTN Commercial Mortgage Trust Series 2022-LPFL Class A 5.72% (1 mo. USD Term SOFR + 1.40%) 3/15/39	1,030,000	$1,029,355
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME Class A 3.05% 8/15/36	5,440,000	5,067,975
*•Series 2019-FAME Class XA 1.50% 8/15/36	32,225,000	682,123
ROCK Trust Series 2024-CNTR Class A 5.39% 11/13/41	1,500,000	1,527,090
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3 2.83% 2/13/53	863,112	757,517
SLG Office Trust Series 2021-OVA Class A 2.59% 7/15/41	2,020,000	1,767,806
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 5.31% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,740,000	1,733,475
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	1,530,000	1,295,619
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class XA 1.84% 8/15/49	11,900,703	111,614
Series 2016-C36 Class XA 1.29% 11/15/59	24,290,397	226,739
•WFRBS Commercial Mortgage Trust Series 2014-C20 Class C 4.51% 5/15/47	3,603,000	2,719,526
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $59,356,025)		59,861,288
ΔREGIONAL BONDS–0.08%
Canada—0.08%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,081,353
Province of Manitoba Canada 2.13% 6/22/26	660,000	647,377
Province of Quebec Canada 2.50% 4/20/26	730,000	720,367
		2,449,097
Total Regional Bonds (Cost $2,427,005)		2,449,097
LVIP JPMorgan Core Bond Fund-38

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.47%
Chile—0.02%
Chile Government International Bonds 3.10% 1/22/61	930,000	$562,445
		562,445
India—0.03%
Export-Import Bank of India 3.38% 8/5/26	990,000	977,490
		977,490
Mexico—0.39%
Mexico Government International Bonds
2.66% 5/24/31	283,000	244,795
3.50% 2/12/34	5,067,000	4,246,146
3.75% 1/11/28	280,000	273,938
4.40% 2/12/52	685,000	479,397
5.85% 7/2/32	2,127,000	2,152,524
6.00% 5/13/30	993,000	1,026,762
6.63% 1/29/38	1,338,000	1,358,070
6.88% 5/13/37	1,476,000	1,538,435
		11,320,067
Poland—0.03%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	853,545
		853,545
Saudi Arabia—0.00%
Saudi Government International Bonds 2.25% 2/2/33	200,000	167,732
		167,732
Total Sovereign Bonds (Cost $13,692,767)		13,881,279
U.S. TREASURY OBLIGATIONS–32.35%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	758,497
1.63% 11/15/50	13,530,000	7,128,090
1.88% 2/15/51	26,123,900	14,674,284
2.00% 8/15/51	3,085,000	1,778,575
2.25% 5/15/41	4,785,000	3,475,106
2.25% 8/15/46	3,103,700	2,033,287
2.25% 8/15/49	1,095,000	686,899
2.38% 2/15/42	2,510,000	1,826,025
2.38% 11/15/49	1,365,000	877,919
2.38% 5/15/51	16,350,000	10,367,561
2.50% 2/15/45	2,000,000	1,407,969
2.75% 8/15/42	1,800,000	1,377,352
2.75% 11/15/42	8,450,000	6,436,854
2.88% 5/15/43	7,470,000	5,757,444
2.88% 5/15/49	1,420,000	1,019,349
2.88% 5/15/52	3,635,000	2,558,131
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 11/15/44	663,000	$510,536
3.00% 11/15/45	1,430,000	1,089,425
3.00% 2/15/47	28,000	21,021
3.00% 2/15/48	2,310,000	1,716,348
3.00% 8/15/48	530,000	391,972
3.13% 11/15/41	950,000	779,111
3.13% 2/15/43	720,000	579,009
3.13% 5/15/48	176,200	133,685
3.25% 5/15/42	110,000	90,986
3.38% 5/15/44	1,000,000	822,539
3.50% 2/15/39	1,037,800	937,060
3.63% 8/15/43	730,000	628,028
3.63% 2/15/44	645,000	552,206
3.63% 5/15/53	15,170,000	12,373,031
3.75% 11/15/43	514,000	449,108
3.88% 8/15/40	11,875,000	10,924,536
3.88% 2/15/43	500,000	447,578
3.88% 5/15/43	35,110,000	31,360,362
4.00% 11/15/42	3,000,000	2,736,914
4.00% 11/15/52	1,860,000	1,626,701
4.13% 8/15/44	18,115,000	16,595,746
4.25% 5/15/39	945,000	920,009
4.38% 8/15/43	6,050,000	5,766,643
4.50% 11/15/54	140,000	133,416
4.63% 5/15/54	13,800,000	13,403,250
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,712,402	15,969,293
U.S. Treasury Notes
0.38% 9/30/27	1,160,000	1,077,078
0.88% 11/15/30	107,605,000	92,300,711
1.25% 3/31/28	2,475,000	2,317,509
1.25% 6/30/28	3,937,500	3,665,720
1.25% 8/15/31	250,000	213,867
1.63% 5/15/31	310,000	273,405
1.88% 2/15/32	2,950,000	2,591,391
2.63% 5/31/27	5,100,000	4,994,613
2.75% 7/31/27	2,230,000	2,186,532
2.88% 8/15/28	148,450,000	144,796,738
2.88% 5/15/32	1,630,000	1,520,866
3.13% 8/31/27	2,935,000	2,898,886
3.13% 8/31/29	1,805,000	1,761,426
3.38% 5/15/33	37,340,000	35,594,063
3.63% 3/31/30	7,150,000	7,098,889
3.88% 11/30/27	3,000,000	3,011,484
3.88% 4/30/30	6,500,000	6,525,391
3.88% 8/15/33	370,000	364,363
3.88% 8/15/34	28,830,000	28,148,666
4.00% 2/15/34	15,877,400	15,711,804
4.13% 1/31/27	53,090,000	53,332,638
4.13% 11/15/27	31,000,000	31,286,992
4.13% 10/31/29	28,840,000	29,252,322
4.13% 10/31/31	33,300,000	33,647,309
4.25% 1/15/28	47,970,000	48,590,237
4.25% 1/31/30	11,026,000	11,243,505
LVIP JPMorgan Core Bond Fund-39

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.25% 11/15/34	22,935,000	$23,010,255
4.38% 1/31/32	52,655,000	53,903,500
4.38% 5/15/34	21,000,000	21,327,305
4.50% 12/31/31	745,000	768,165
4.50% 11/15/33	22,200,000	22,803,563
4.88% 10/31/30	24,325,000	25,534,599
^U.S. Treasury Strip Coupon
0.00% 2/15/27	300,000	282,557
0.00% 5/15/27	725,000	676,052
0.00% 8/15/27	250,000	230,794
0.00% 8/15/29	3,400,000	2,905,483
0.00% 8/15/30	3,465,000	2,837,622
0.00% 11/15/30	3,705,000	2,999,168
0.00% 2/15/31	9,830,000	7,861,730
0.00% 5/15/31	6,835,000	5,404,222
0.00% 8/15/31	13,355,000	10,439,785
0.00% 11/15/31	7,475,000	5,773,783
0.00% 2/15/33	400,000	291,360
0.00% 5/15/33	1,175,000	845,712
0.00% 8/15/33	100,000	71,039
0.00% 11/15/33	1,025,000	719,024
0.00% 2/15/34	775,000	536,271
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Coupon (continued)
0.00% 11/15/34	50,000	$33,253
0.00% 2/15/35	65,000	42,667
0.00% 5/15/35	250,000	162,074
0.00% 11/15/40	850,000	402,843
0.00% 2/15/41	545,134	254,857
0.00% 8/15/41	3,200,000	1,454,347
0.00% 11/15/41	100,000	44,748
0.00% 11/15/43	21,405,000	8,533,243
Total U.S. Treasury Obligations (Cost $948,669,639)		947,678,281

	Number of Shares
MONEY MARKET FUND–1.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	29,307,801	29,307,801
Total Money Market Fund (Cost $29,307,801)		29,307,801

TOTAL INVESTMENTS–99.71% (Cost $2,892,746,977)	2,921,341,976

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	8,377,766
NET ASSETS APPLICABLE TO 293,311,531 SHARES OUTSTANDING–100.00%	$2,929,719,742
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND STANDARD CLASS ($2,233,180,948 / 222,761,167 Shares)	$10.025
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND SERVICE CLASS ($696,538,794 / 70,550,364 Shares)	$9.873
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$2,850,491,872
Distributable earnings/(accumulated loss)	79,227,870
TOTAL NET ASSETS	$2,929,719,742

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 7 in the accompanying notes for further information on these types of securities.

•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

LVIP JPMorgan Core Bond Fund-40

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
ΔSecurities have been classified by country of origin.

★Includes $5,125,000 cash collateral held at broker for futures contracts, $953,767 variation margin due from broker on futures contracts,
$22,161,153 payable for securities purchased, $264,262 payable for fund shares redeemed, $95,162 other accrued expenses payable,
$1,142,843 due to manager and affiliates, $35,549 payable for audit fee and $49,210 payable for fund accounting fee as of June 30, 2025.

The following futures contracts were outstanding at June 30, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
565	CBOT 10 Year U.S. Treasury Notes Futures	$63,350,625	$61,885,509	9/19/25	$1,465,116	$—
43	CBOT 2 Year U.S. Treasury Notes Futures	8,945,008	8,909,126	9/30/25	35,882	—
698	CBOT 5 Year U.S. Treasury Notes Futures	76,082,000	75,146,158	9/30/25	935,842	—
187	CBOT U.S. Long Bond Futures	21,592,656	20,964,183	9/19/25	628,473	—
87	CBOT Ultra Long-Term U.S. Treasury Bond Futures	10,363,875	9,889,154	9/19/25	474,721	—
781	Ultra 10 Year U.S. Treasury Notes Futures	89,241,453	87,028,898	9/19/25	2,212,555	—
Total Futures Contracts					$5,752,589	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2025.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
CMT–Constant Maturity Treasury
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
WFRBS–Wells Fargo Royal Bank of Scotland
yr.–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-41

LVIP JPMorgan Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$67,206,741
EXPENSES:
Management fees	5,316,311
Distribution fees-Service Class	802,203
Shareholder servicing fees	385,433
Accounting and administration expenses	211,410
Pricing fees	89,368
Professional fees	69,245
Custodian fees	37,560
Trustees’ fees and expenses	36,288
Consulting fees	19,568
Reports and statements to shareholders	14,776
Other	24,900
Total operating expenses	7,007,062
NET INVESTMENT INCOME	60,199,679
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	37,467
Futures contracts	119,119
Net realized gain	156,586
Net change in unrealized appreciation (depreciation) of:
Investments	49,068,708
Futures contracts	6,603,469
Net change in unrealized appreciation (depreciation)	55,672,177
NET REALIZED AND UNREALIZED GAIN	55,828,763
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,028,442
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$60,199,679	$103,109,806
Net realized gain	156,586	1,549,281
Net change in unrealized appreciation (depreciation)	55,672,177	(64,878,364)
Net increase in net assets resulting from operations	116,028,442	39,780,723
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(81,440,868)
Service Class	—	(24,873,736)
	—	(106,314,604)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	325,698,443	352,210,642
Service Class	134,802,186	235,897,268
Reinvestment of dividends and distributions:
Standard Class	—	81,440,868
Service Class	—	24,873,736
	460,500,629	694,422,514
Cost of shares redeemed:
Standard Class	(34,363,646)	(261,708,755)
Service Class	(64,952,628)	(77,622,987)
	(99,316,274)	(339,331,742)
Increase in net assets derived from capital share transactions	361,184,355	355,090,772
NET INCREASE IN NET ASSETS	477,212,797	288,556,891
NET ASSETS:
Beginning of period	2,452,506,945	2,163,950,054
End of period	$2,929,719,742	$2,452,506,945
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-42

LVIP JPMorgan Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$9.610	$9.870	$9.670	$11.34	$11.88	$11.24
Income (loss) from investment operations:
Net investment income[3]	0.223	0.458	0.388	0.24	0.21	0.24
Net realized and unrealized gain (loss)	0.192	(0.275)	0.173	(1.66)	(0.37)	0.63
Total from investment operations	0.415	0.183	0.561	(1.42)	(0.16)	0.87
Less dividends and distributions from:
Net investment income	—	(0.443)	(0.361)	(0.20)	(0.22)	(0.23)
Net realized gain	—	—	—	(0.05)	(0.16)	—
Total dividends and distributions	—	(0.443)	(0.361)	(0.25)	(0.38)	(0.23)
Net asset value, end of period	$10.025	$9.610	$9.870	$9.67	$11.34	$11.88
Total return[4]	4.32%	1.72%	5.91%	(12.58% )	(1.35% )	7.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,233,181	$1,852,560	$1,729,106	$148,705	$172,023	$190,891
Ratio of expenses to average net assets	0.47%	0.47%	0.49%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.47%	0.49%	0.55%	0.54%	0.55%
Ratio of net investment income to average net assets	4.59%	4.62%	4.07%	2.34%	1.79%	2.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.59%	4.62%	4.07%	2.32%	1.78%	2.07%
Portfolio turnover	10%	19%	48% [5]	60%	93%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-43

LVIP JPMorgan Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]
Net asset value, beginning of period	$9.476	$9.742	$9.530	$11.17	$11.72	$11.09
Income (loss) from investment operations:
Net investment income[3]	0.208	0.428	0.365	0.21	0.17	0.21
Net realized and unrealized gain (loss)	0.189	(0.273)	0.164	(1.62)	(0.37)	0.63
Total from investment operations	0.397	0.155	0.529	(1.41)	(0.20)	0.84
Less dividends and distributions from:
Net investment income	—	(0.421)	(0.317)	(0.18)	(0.19)	(0.21)
Net realized gain	—	—	—	(0.05)	(0.16)	—
Total dividends and distributions	—	(0.421)	(0.317)	(0.23)	(0.35)	(0.21)
Net asset value, end of period	$9.873	$9.476	$9.742	$9.53	$11.17	$11.72
Total return[4]	4.20%	1.46%	5.66%	(12.74% )	(1.66% )	7.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$696,539	$599,947	$434,844	$321,729	$350,986	$340,885
Ratio of expenses to average net assets	0.72%	0.72%	0.74%	0.78%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.74%	0.80%	0.79%	0.79%
Ratio of net investment income to average net assets	4.34%	4.37%	3.82%	2.10%	1.54%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.34%	4.37%	3.82%	2.08%	1.53%	1.81%
Portfolio turnover	10%	19%	48% [5]	60%	93%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-44

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains
LVIP JPMorgan Core Bond Fund-45

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
(losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.54% of the Fund’s average daily net assets for the Standard Class and 0.79% for the Service Class.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$110,320
Legal	16,811
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,530 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$936,018
Distribution fees payable to LFD	138,916
Printing and mailing fees payable to Lincoln Life	48
Shareholder servicing fees payable to Lincoln Life	67,861
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Core Bond Fund-46

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$261,668,020
Purchases of U.S. government securities	439,637,145
Sales other than U.S. government securities	118,842,506
Sales of U.S. government securities	155,108,495
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,892,746,977
Aggregate unrealized appreciation of investments and derivatives	$77,354,362
Aggregate unrealized depreciation of investments and derivatives	(43,006,774)
Net unrealized appreciation of investments and derivatives	$34,347,588
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$136,139,119	$—	$136,139,119
Agency Commercial Mortgage-Backed Securities	—	48,460,333	—	48,460,333
LVIP JPMorgan Core Bond Fund-47

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$615,489,686	$—	$615,489,686
Agency Obligations	—	881,878	—	881,878
Corporate Bonds
Aerospace & Defense	—	16,448,286	—	16,448,286
Agriculture	—	7,036,300	—	7,036,300
Airlines	—	13,099,928	—	13,099,928
Apparel	—	1,725,846	—	1,725,846
Auto Manufacturers	—	5,587,760	—	5,587,760
Banks	—	269,665,916	—	269,665,916
Beverages	—	2,835,612	—	2,835,612
Biotechnology	—	6,327,472	—	6,327,472
Building Materials	—	1,022,950	—	1,022,950
Chemicals	—	6,157,296	—	6,157,296
Commercial Services	—	8,488,511	—	8,488,511
Computers	—	9,817,570	—	9,817,570
Cosmetics & Personal Care	—	2,945,855	—	2,945,855
Distribution/Wholesale	—	68,135	—	68,135
Diversified Financial Services	—	39,246,043	—	39,246,043
Electric	—	67,705,277	—	67,705,277
Electrical Components & Equipment	—	706,146	—	706,146
Electronics	—	1,100,467	—	1,100,467
Food	—	12,853,043	—	12,853,043
Gas	—	6,454,565	—	6,454,565
Health Care Products	—	4,758,533	—	4,758,533
Health Care Services	—	19,392,078	—	19,392,078
Insurance	—	17,279,091	—	17,279,091
Internet	—	10,795,643	—	10,795,643
Iron & Steel	—	716,065	—	716,065
Machinery Diversified	—	430,740	—	430,740
Media	—	12,919,830	5,400,000	18,319,830
Mining	—	10,447,431	—	10,447,431
Miscellaneous Manufacturing	—	2,525,109	—	2,525,109
Oil & Gas	—	29,611,546	—	29,611,546
Oil & Gas Services	—	672,735	—	672,735
Packaging & Containers	—	1,954,182	—	1,954,182
Pharmaceuticals	—	19,483,002	—	19,483,002
Pipelines	—	33,924,856	—	33,924,856
Private Equity	—	116,498	—	116,498
Real Estate	—	77,877	—	77,877
Real Estate Investment Trusts	—	9,972,529	—	9,972,529
Retail	—	7,385,441	—	7,385,441
Savings & Loans	—	3,532,409	—	3,532,409
Semiconductors	—	13,723,697	—	13,723,697
Software	—	12,160,559	—	12,160,559
Telecommunications	—	19,615,663	—	19,615,663
Transportation	—	1,863,618	—	1,863,618
Trucking & Leasing	—	449,970	—	449,970
Water	—	199,997	—	199,997
Municipal Bonds	—	525,687	—	525,687
Non-Agency Asset-Backed Securities	—	274,481,456	—	274,481,456
Non-Agency Collateralized Mortgage Obligations	—	73,483,994	—	73,483,994
Non-Agency Commercial Mortgage-Backed Securities	—	59,861,288	—	59,861,288
Regional Bonds	—	2,449,097	—	2,449,097
Sovereign Bonds	—	13,881,279	—	13,881,279
U.S. Treasury Obligations	—	947,678,281	—	947,678,281
LVIP JPMorgan Core Bond Fund-48

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$29,307,801	$—	$—	$29,307,801
Total Investments	$29,307,801	$2,886,634,175	$5,400,000	$2,921,341,976
Derivatives:

Assets:
Futures Contracts	$5,752,589	$—	$—	$5,752,589
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Corporate Bonds	$5,400,000	Recent Transaction	Cost	#
Total	$5,400,000
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Corporate Bond	$—	$—	$5,400,000	$—	$—	$—	$—	$—	$—	$5,400,000	$—
Total	$—	$—	$5,400,000	$—	$—	— $	$—	$—	$—	$5,400,000	$—
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	33,497,134	35,506,003
Service Class	13,966,406	24,027,163
Shares reinvested:
Standard Class	—	8,314,180
Service Class	—	2,574,756
	47,463,540	70,422,102
Shares redeemed:
Standard Class	(3,516,806)	(26,230,431)
Service Class	(6,731,136)	(7,924,384)
	(10,247,942)	(34,154,815)
Net increase	37,215,598	36,267,287
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP JPMorgan Core Bond Fund-49

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2025, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$5,752,589	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$119,119	$6,603,469
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$234,923,963	$111,313
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
LVIP JPMorgan Core Bond Fund-50

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Core Bond Fund-51

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2025

LVIP JPMorgan High Yield Fund

LVIP JPMorgan High Yield Fund
Statement of Net Assets
June 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.10%
@EchoStar Corp. 3.88% exercise price $3.87, maturity date 11/30/30	574,572	$676,559
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,242	12,824
4.00% exercise price $4.00, maturity date 11/15/29	172,897	17,290
Total Convertible Bonds (Cost $869,827)		706,673
CORPORATE BONDS–89.80%
Advertising–1.51%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	3,144,000	3,108,234
7.50% 6/1/29	1,994,000	1,844,246
7.75% 4/15/28	1,483,000	1,401,435
9.00% 9/15/28	1,085,000	1,136,888
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	297,000	284,132
4.63% 3/15/30	252,000	240,688
7.38% 2/15/31	1,023,000	1,083,064
Stagwell Global LLC 5.63% 8/15/29	1,385,000	1,324,787
		10,423,474
Aerospace & Defense–0.92%
Bombardier, Inc.
6.75% 6/15/33	350,000	362,670
7.00% 6/1/32	594,000	618,583
7.25% 7/1/31	599,000	628,770
7.88% 4/15/27	120,000	120,693
8.75% 11/15/30	594,000	643,052
Goat Holdco LLC 6.75% 2/1/32	354,000	359,855
Spirit AeroSystems, Inc. 9.38% 11/30/29	718,000	761,806
TransDigm, Inc.
6.38% 3/1/29	1,474,000	1,512,238
6.63% 3/1/32	931,000	963,951
Triumph Group, Inc. 9.00% 3/15/28	409,000	427,422
		6,399,040
Airlines–1.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	1,883,116	1,878,794
5.75% 4/20/29	1,504,000	1,502,681
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	1,369,000	1,331,874
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	505,000	$505,663
United Airlines, Inc. 4.38% 4/15/26	1,206,000	1,198,027
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	493,000	506,702
		6,923,741
Apparel–0.07%
Hanesbrands, Inc. 9.00% 2/15/31	431,000	456,310
		456,310
Auto Manufacturers–2.04%
Allison Transmission, Inc.
3.75% 1/30/31	677,000	620,508
5.88% 6/1/29	504,000	509,134
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	366,082
2.90% 2/10/29	220,000	200,040
3.82% 11/2/27	871,000	840,805
4.00% 11/13/30	1,317,000	1,202,354
4.13% 8/17/27	2,028,000	1,982,367
4.39% 1/8/26	725,000	721,760
4.54% 8/1/26	4,015,000	3,987,440
6.80% 5/12/28	636,000	657,322
6.95% 3/6/26	435,000	439,195
6.95% 6/10/26	541,000	548,395
7.12% 11/7/33	200,000	207,567
7.20% 6/10/30	316,000	332,557
PM General Purchaser LLC 9.50% 10/1/28	1,171,000	807,334
Wabash National Corp. 4.50% 10/15/28	806,000	729,140
		14,152,000
Auto Parts & Equipment–3.66%
Adient Global Holdings Ltd.
7.00% 4/15/28	900,000	927,503
7.50% 2/15/33	700,000	715,821
8.25% 4/15/31	1,430,000	1,502,568
Allison Transmission, Inc. 4.75% 10/1/27	2,306,000	2,284,704
American Axle & Manufacturing, Inc.
6.50% 4/1/27	1,442,000	1,441,558
6.88% 7/1/28	1,088,000	1,088,499
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 5/15/28	861,000	883,776
6.75% 2/15/30	656,000	682,100
8.50% 5/15/27	2,340,000	2,350,249
LVIP JPMorgan High Yield Fund-1

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,805,805	$2,423,426
13.50% 3/31/27	4,668,040	4,909,098
Dana, Inc. 5.38% 11/15/27	1,085,000	1,088,643
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,122,860
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,137,000	1,111,309
5.25% 4/30/31	449,000	431,210
5.25% 7/15/31	1,311,000	1,257,062
6.63% 7/15/30	305,000	311,111
@IHO Verwaltungs GmbH
7.75% 11/15/30	556,000	570,691
8.00% 11/15/32	222,000	227,004
		25,329,192
Banks–0.16%
μCitigroup, Inc. 6.25% 8/15/26	1,070,000	1,080,455
		1,080,455
Beverages–0.14%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25% 4/1/29	991,000	997,908
		997,908
Biotechnology–0.05%
Emergent BioSolutions, Inc. 3.88% 8/15/28	430,000	343,740
		343,740
Building Materials–2.88%
Builders FirstSource, Inc.
4.25% 2/1/32	1,309,000	1,212,736
6.38% 6/15/32	879,000	903,408
6.38% 3/1/34	605,000	616,539
6.75% 5/15/35	363,000	373,750
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63% 12/15/30	2,472,000	2,526,809
6.75% 7/15/31	405,000	419,173
Griffon Corp. 5.75% 3/1/28	1,770,000	1,769,804
JELD-WEN, Inc.
4.88% 12/15/27	1,200,000	1,112,496
7.00% 9/1/32	525,000	411,049
JH North America Holdings, Inc.
5.88% 1/31/31	316,000	318,759
6.13% 7/31/32	471,000	478,820
Knife River Corp. 7.75% 5/1/31	930,000	980,432
Masterbrand, Inc. 7.00% 7/15/32	560,000	571,901
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	604,000	$619,498
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	579,000	550,407
Quikrete Holdings, Inc. 6.38% 3/1/32	1,926,000	1,980,544
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31	728,000	763,277
Standard Building Solutions, Inc. 6.50% 8/15/32	1,050,000	1,075,866
Standard Industries, Inc.
3.38% 1/15/31	400,000	358,718
4.75% 1/15/28	2,391,000	2,364,431
5.00% 2/15/27	530,000	528,802
		19,937,219
Chemicals–2.76%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	437,529
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	675,352
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	2,011,566
Chemours Co.
4.63% 11/15/29	80,000	69,635
5.75% 11/15/28	2,554,000	2,393,877
8.00% 1/15/33	475,000	444,794
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	794,995
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,294,676
INEOS Finance PLC
6.75% 5/15/28	500,000	496,626
7.50% 4/15/29	1,887,000	1,890,910
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	600,165
NOVA Chemicals Corp.
4.25% 5/15/29	2,484,000	2,388,881
5.25% 6/1/27	371,000	369,060
8.50% 11/15/28	766,000	809,007
9.00% 2/15/30	642,000	693,333
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63% 5/3/29	1,238,450	733,782
WR Grace Holdings LLC
4.88% 6/15/27	1,510,000	1,501,276
5.63% 8/15/29	1,661,000	1,503,514
		19,108,978
LVIP JPMorgan High Yield Fund-2

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–6.23%
ADT Security Corp.
4.13% 8/1/29	1,076,000	$1,039,459
4.88% 7/15/32	1,675,000	1,606,799
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	355,000	344,589
4.63% 6/1/28	1,063,000	1,030,832
APi Group DE, Inc.
4.13% 7/15/29	625,000	595,881
4.75% 10/15/29	527,000	517,181
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	945,000	916,922
5.38% 3/1/29	1,315,000	1,267,395
5.75% 7/15/27	452,000	450,720
5.75% 7/15/27	659,000	653,299
8.00% 2/15/31	43,000	44,537
8.25% 1/15/30	1,439,000	1,502,892
8.38% 6/15/32	746,000	780,479
Block, Inc.
2.75% 6/1/26	75,000	73,428
3.50% 6/1/31	883,000	809,948
6.50% 5/15/32	1,452,000	1,498,062
Brink's Co.
4.63% 10/15/27	1,548,000	1,538,152
6.50% 6/15/29	418,000	430,872
Clarivate Science Holdings Corp.
3.88% 7/1/28	604,000	578,949
4.88% 7/1/29	804,000	757,048
CoreCivic, Inc. 8.25% 4/15/29	1,280,000	1,357,126
EquipmentShare.com, Inc.
8.00% 3/15/33	438,000	458,847
8.63% 5/15/32	319,000	338,998
9.00% 5/15/28	1,687,000	1,782,197
Garda World Security Corp.
6.00% 6/1/29	1,024,000	999,479
8.25% 8/1/32	855,000	877,404
8.38% 11/15/32	423,000	434,509
GEO Group, Inc. 8.63% 4/15/29	732,000	774,990
Herc Holdings, Inc.
5.50% 7/15/27	1,672,000	1,672,151
6.63% 6/15/29	789,000	809,513
7.00% 6/15/30	440,000	459,517
Hertz Corp.
4.63% 12/1/26	1,529,000	1,370,017
5.00% 12/1/29	2,451,000	1,720,516
Ω5.50%	656,000	45,920
6.00% 1/15/28	2,613,000	587,925
7.13% 8/1/26	805,000	181,125
12.63% 7/15/29	1,524,000	1,593,736
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	$636,211
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	2,000,000	1,936,998
5.75% 4/15/26	725,000	728,760
Raven Acquisition Holdings LLC 6.88% 11/15/31	676,000	676,028
Service Corp. International 7.50% 4/1/27	380,000	392,614
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	527,000	547,326
TriNet Group, Inc. 7.13% 8/15/31	599,000	623,916
United Rentals North America, Inc.
4.88% 1/15/28	280,000	278,883
5.25% 1/15/30	1,945,000	1,950,160
5.50% 5/15/27	395,000	395,136
6.13% 3/15/34	776,000	799,298
Wand NewCo 3, Inc. 7.63% 1/30/32	725,000	761,924
Williams Scotsman, Inc.
6.63% 6/15/29	427,000	438,325
6.63% 4/15/30	198,000	205,673
7.38% 10/1/31	819,000	862,079
		43,134,745
Computers–1.11%
Ahead DB Holdings LLC 6.63% 5/1/28	1,645,000	1,650,040
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,230,000	1,174,383
Diebold Nixdorf, Inc. 7.75% 3/31/30	383,000	406,323
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	350,246
NCR Atleos Corp. 9.50% 4/1/29	1,473,000	1,613,470
NCR Voyix Corp.
5.00% 10/1/28	366,000	362,291
5.13% 4/15/29	1,264,000	1,244,961
Seagate Data Storage Technology Pte. Ltd.
8.25% 12/15/29	668,000	713,443
8.50% 7/15/31	149,000	159,509
		7,674,666
Cosmetics & Personal Care–0.30%
Coty, Inc. 5.00% 4/15/26	124,000	123,835
LVIP JPMorgan High Yield Fund-3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13% 4/1/29	535,000	$505,358
5.50% 6/1/28	1,465,000	1,457,595
		2,086,788
Distribution/Wholesale–0.34%
Gates Corp. 6.88% 7/1/29	351,000	364,467
=Incora Intermediate II LLC 9.00% 11/15/26	616,671	493,584
RB Global Holdings, Inc.
6.75% 3/15/28	255,000	261,571
7.75% 3/15/31	308,000	323,788
Resideo Funding, Inc. 6.50% 7/15/32	908,000	930,239
		2,373,649
Diversified Financial Services–1.45%
Ally Financial, Inc. 5.75% 11/20/25	915,000	917,080
•ILFC E-Capital Trust I 6.43% (3 mo. USD Term SOFR + 1.81%) 12/21/65	640,000	535,129
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	655,000	662,912
5.50% 8/15/28	734,000	729,171
5.75% 11/15/31	1,070,000	1,086,683
6.50% 8/1/29	72,000	73,545
7.13% 2/1/32	505,000	524,541
OneMain Finance Corp.
3.50% 1/15/27	390,000	381,813
3.88% 9/15/28	106,000	101,650
4.00% 9/15/30	345,000	318,343
5.38% 11/15/29	210,000	206,566
6.63% 1/15/28	420,000	433,725
7.13% 3/15/26	444,000	450,571
9.00% 1/15/29	76,000	79,698
Rocket Cos., Inc.
6.13% 8/1/30	1,000,000	1,019,030
6.38% 8/1/33	533,000	545,366
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88% 10/15/26	794,000	774,364
3.63% 3/1/29	1,162,000	1,104,202
4.00% 10/15/33	131,000	117,201
		10,061,590
Electric–1.62%
Calpine Corp.
4.50% 2/15/28	235,000	233,095
4.63% 2/1/29	776,000	766,400
5.00% 2/1/31	647,000	640,038
NRG Energy, Inc.
3.38% 2/15/29	615,000	579,917
3.63% 2/15/31	421,000	387,448
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NRG Energy, Inc. (continued)
3.88% 2/15/32	56,000	$51,426
5.25% 6/15/29	1,115,000	1,108,897
5.75% 1/15/28	339,000	340,715
6.00% 2/1/33	675,000	681,727
7.00% 3/15/33	378,000	414,929
PG&E Corp. 5.00% 7/1/28	898,000	874,699
Pike Corp.
5.50% 9/1/28	741,000	740,516
8.63% 1/31/31	329,000	357,813
Vistra Operations Co. LLC
4.38% 5/1/29	271,000	264,119
5.00% 7/31/27	130,000	129,840
5.63% 2/15/27	557,000	557,381
6.88% 4/15/32	586,000	612,652
7.75% 10/15/31	2,305,000	2,449,854
		11,191,466
Electrical Components & Equipment–1.20%
Energizer Holdings, Inc.
4.38% 3/31/29	1,678,000	1,587,077
4.75% 6/15/28	2,007,000	1,954,407
6.50% 12/31/27	449,000	454,113
WESCO Distribution, Inc.
6.38% 3/15/29	1,413,000	1,453,740
6.38% 3/15/33	375,000	387,593
6.63% 3/15/32	490,000	509,193
7.25% 6/15/28	1,962,000	1,986,360
		8,332,483
Electronics–1.18%
Coherent Corp. 5.00% 12/15/29	2,732,000	2,683,185
Imola Merger Corp. 4.75% 5/15/29	2,898,000	2,797,997
Sensata Technologies BV
4.00% 4/15/29	1,772,000	1,685,315
5.88% 9/1/30	300,000	300,404
Sensata Technologies, Inc.
3.75% 2/15/31	556,000	506,806
6.63% 7/15/32	200,000	205,830
		8,179,537
Engineering & Construction–0.48%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,230,242
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	895,000	891,711
7.50% 4/15/32	1,153,000	1,175,154
		3,297,107
LVIP JPMorgan High Yield Fund-4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–2.91%
Boyne USA, Inc. 4.75% 5/15/29	1,074,000	$1,042,148
Caesars Entertainment, Inc.
4.63% 10/15/29	920,000	878,172
6.50% 2/15/32	1,400,000	1,436,562
8.13% 7/1/27	454,000	454,136
Cinemark USA, Inc.
5.25% 7/15/28	775,000	771,328
7.00% 8/1/32	290,000	301,068
Live Nation Entertainment, Inc.
3.75% 1/15/28	589,000	569,942
4.75% 10/15/27	2,030,000	2,007,931
5.63% 3/15/26	1,297,000	1,295,659
6.50% 5/15/27	3,345,000	3,394,302
Six Flags Entertainment Corp.
7.00% 7/1/25	313,000	313,000
7.25% 5/15/31	430,000	441,905
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	1,212,000	1,250,099
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25% 7/15/29	963,000	943,060
5.38% 4/15/27	290,000	289,688
Vail Resorts, Inc.
5.63% 7/15/30	408,000	408,000
6.50% 5/15/32	597,000	616,850
Warnermedia Holdings, Inc. 4.28% 3/15/32	971,000	971,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,825,000	1,811,828
6.25% 3/15/33	604,000	607,873
7.13% 2/15/31	324,000	345,533
		20,150,084
Environmental Control–0.98%
GFL Environmental, Inc.
4.00% 8/1/28	1,220,000	1,183,309
4.38% 8/15/29	645,000	626,319
4.75% 6/15/29	699,000	689,682
6.75% 1/15/31	1,429,000	1,495,339
Madison IAQ LLC
4.13% 6/30/28	983,000	954,956
5.88% 6/30/29	1,390,000	1,367,446
Wrangler Holdco Corp. 6.63% 4/1/32	435,000	452,862
		6,769,913
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–1.70%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	$827,445
4.63% 1/15/27	1,762,000	1,750,922
5.88% 2/15/28	1,314,000	1,312,681
New Albertsons LP
6.63% 6/1/28	569,000	588,930
7.75% 6/15/26	672,000	688,128
Performance Food Group, Inc.
4.25% 8/1/29	1,215,000	1,171,563
5.50% 10/15/27	1,709,000	1,705,427
6.13% 9/15/32	364,000	372,348
Post Holdings, Inc.
4.63% 4/15/30	255,000	245,115
5.50% 12/15/29	1,225,000	1,219,383
6.25% 2/15/32	589,000	605,306
U.S. Foods, Inc.
4.63% 6/1/30	645,000	628,018
4.75% 2/15/29	270,000	265,263
6.88% 9/15/28	378,000	390,842
		11,771,371
Food Service–0.18%
Aramark Services, Inc. 5.00% 2/1/28	1,253,000	1,247,958
		1,247,958
Gas–0.30%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75% 5/20/27	595,000	590,702
9.38% 6/1/28	586,000	604,247
9.50% 6/1/30	432,000	448,190
Venture Global Plaquemines LNG LLC
7.50% 5/1/33	210,000	224,873
7.75% 5/1/35	210,000	227,309
		2,095,321
Health Care Products–1.42%
Avantor Funding, Inc. 4.63% 7/15/28	2,025,000	1,988,467
Bausch & Lomb Corp. 8.38% 10/1/28	230,000	240,062
Hologic, Inc.
3.25% 2/15/29	1,591,000	1,516,146
4.63% 2/1/28	60,000	59,298
Medline Borrower LP
3.88% 4/1/29	2,600,000	2,494,027
5.25% 10/1/29	1,650,000	1,637,138
LVIP JPMorgan High Yield Fund-5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	1,131,000	$1,161,858
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	728,310
		9,825,306
Health Care Services–4.79%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	443,319
5.50% 7/1/28	990,000	983,635
7.38% 3/15/33	212,000	218,409
AHP Health Partners, Inc. 5.75% 7/15/29	903,000	880,575
CHS/Community Health Systems, Inc.
4.75% 2/15/31	1,112,000	950,629
5.25% 5/15/30	2,237,000	1,983,654
5.63% 3/15/27	329,000	324,059
6.00% 1/15/29	854,000	821,436
6.13% 4/1/30	396,000	292,827
10.88% 1/15/32	1,168,000	1,237,925
Concentra Health Services, Inc. 6.88% 7/15/32	346,000	358,236
DaVita, Inc.
3.75% 2/15/31	2,571,000	2,338,326
4.63% 6/1/30	1,300,000	1,245,558
6.88% 9/1/32	525,000	543,994
Encompass Health Corp.
4.50% 2/1/28	2,676,000	2,651,910
4.63% 4/1/31	259,000	250,642
4.75% 2/1/30	649,000	640,762
@Global Medical Response, Inc. 9.50% 10/31/28	1,034,048	1,034,048
IQVIA, Inc.
5.00% 10/15/26	2,311,000	2,308,633
5.00% 5/15/27	259,000	258,125
6.25% 6/1/32	1,456,000	1,494,174
Radiology Partners, Inc.
8.50% 7/15/32	1,516,000	1,519,532
@9.78% 2/15/30	970,798	953,809
Surgery Center Holdings, Inc. 7.25% 4/15/32	812,000	827,438
Tenet Healthcare Corp.
4.25% 6/1/29	299,000	289,975
5.13% 11/1/27	4,716,000	4,708,455
6.13% 6/15/30	1,243,000	1,264,609
6.25% 2/1/27	1,093,000	1,092,958
6.75% 5/15/31	1,175,000	1,215,642
		33,133,294
Home Furnishings–0.39%
Somnigroup International, Inc.
3.88% 10/15/31	653,000	593,684
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings (continued)
Somnigroup International, Inc. (continued)
4.00% 4/15/29	2,227,000	$2,129,181
		2,722,865
Household Products Wares–0.72%
ACCO Brands Corp. 4.25% 3/15/29	1,995,000	1,764,207
Central Garden & Pet Co.
4.13% 10/15/30	741,000	699,498
5.13% 2/1/28	2,442,000	2,443,558
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	68,182
		4,975,445
Housewares–1.02%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50% 10/15/29	1,051,000	856,452
Newell Brands, Inc.
6.38% 9/15/27	436,000	441,854
6.38% 5/15/30	440,000	428,043
6.63% 9/15/29	391,000	387,038
6.63% 5/15/32	193,000	184,114
6.88% 4/1/36	250,000	239,601
8.50% 6/1/28	585,000	614,373
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,139,000	1,046,177
4.38% 2/1/32	914,000	839,291
4.50% 10/15/29	2,099,000	2,027,171
		7,064,114
Internet–0.71%
Arches Buyer, Inc. 4.25% 6/1/28	834,000	798,255
Shutterfly Finance LLC
8.50% 10/1/27	1,931,682	1,791,635
9.75% 10/1/27	294,083	294,818
Snap, Inc. 6.88% 3/1/33	316,000	324,256
Uber Technologies, Inc. 7.50% 9/15/27	449,000	452,997
Wayfair LLC
7.25% 10/31/29	370,000	370,166
7.75% 9/15/30	886,000	891,499
		4,923,626
Iron & Steel–1.07%
ATI, Inc.
4.88% 10/1/29	415,000	406,481
5.13% 10/1/31	385,000	376,276
5.88% 12/1/27	640,000	640,558
7.25% 8/15/30	517,000	541,766
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,254,000	1,264,122
LVIP JPMorgan High Yield Fund-6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Carpenter Technology Corp.
6.38% 7/15/28	838,000	$840,274
7.63% 3/15/30	223,000	230,758
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	833,876
4.88% 3/1/31	518,000	443,092
6.75% 4/15/30	620,000	599,518
6.88% 11/1/29	797,000	784,678
7.50% 9/15/31	425,000	409,893
		7,371,292
Leisure Time–1.42%
Acushnet Co. 7.38% 10/15/28	427,000	445,142
Amer Sports Co. 6.75% 2/16/31	1,189,000	1,237,555
Carnival Corp.
4.00% 8/1/28	941,000	921,004
5.75% 3/1/27	1,980,000	1,996,348
6.00% 5/1/29	372,000	375,884
6.13% 2/15/33	1,313,000	1,343,399
7.00% 8/15/29	357,000	376,084
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	758,000	762,631
6.00% 2/1/33	919,000	936,715
6.25% 3/15/32	1,375,000	1,413,335
		9,808,097
Lodging–1.52%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	345,000	330,722
4.00% 5/1/31	211,000	198,387
4.88% 1/15/30	652,000	649,068
5.75% 5/1/28	749,000	750,691
5.88% 4/1/29	349,000	356,460
5.88% 3/15/33	1,065,000	1,085,105
6.13% 4/1/32	429,000	439,354
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	383,000	382,569
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	319,816
4.75% 1/15/28	45,000	44,008
MGM Resorts International
4.63% 9/1/26	1,177,000	1,175,480
5.50% 4/15/27	1,218,000	1,224,588
6.13% 9/15/29	859,000	873,728
6.50% 4/15/32	782,000	794,758
Station Casinos LLC 4.50% 2/15/28	1,929,000	1,891,585
		10,516,319
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.55%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	$776,553
4.13% 4/15/29	496,000	478,188
Terex Corp.
5.00% 5/15/29	1,572,000	1,534,451
6.25% 10/15/32	993,000	995,012
		3,784,204
Machinery Diversified–0.64%
ATS Corp. 4.13% 12/15/28	321,000	306,941
Chart Industries, Inc.
7.50% 1/1/30	1,400,000	1,465,696
9.50% 1/1/31	233,000	248,707
Esab Corp. 6.25% 4/15/29	670,000	685,987
Regal Rexnord Corp.
6.05% 2/15/26	535,000	538,093
6.30% 2/15/30	462,000	483,957
6.40% 4/15/33	647,000	683,105
		4,412,486
Media–11.69%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	5,381,000	5,026,787
4.50% 8/15/30	3,643,000	3,473,162
4.50% 5/1/32	405,000	377,153
4.75% 3/1/30	8,641,000	8,371,421
5.00% 2/1/28	7,293,000	7,225,796
5.13% 5/1/27	1,628,000	1,622,763
5.38% 6/1/29	1,002,000	998,336
CSC Holdings LLC
4.13% 12/1/30	695,000	490,331
4.50% 11/15/31	1,160,000	816,274
5.75% 1/15/30	2,085,000	1,031,211
6.50% 2/1/29	3,980,000	3,236,120
11.25% 5/15/28	461,000	459,265
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,353,568
DISH DBS Corp.
5.25% 12/1/26	4,270,000	3,875,025
5.75% 12/1/28	1,000,000	865,625
7.75% 7/1/26	2,740,000	2,433,913
DISH Network Corp. 11.75% 11/15/27	3,770,000	3,886,214
Gray Media, Inc.
4.75% 10/15/30	1,392,000	1,050,960
5.38% 11/15/31	582,000	436,405
7.00% 5/15/27	1,125,000	1,124,496
10.50% 7/15/29	2,753,000	2,957,479
iHeartCommunications, Inc.
7.75% 8/15/30	643,470	496,276
9.13% 5/1/29	4,749,241	3,900,314
10.88% 5/1/30	4,871,239	2,386,907
LVIP JPMorgan High Yield Fund-7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Midcontinent Communications 8.00% 8/15/32	686,000	$725,976
News Corp.
3.88% 5/15/29	960,000	918,471
5.13% 2/15/32	630,000	616,517
Nexstar Media, Inc.
4.75% 11/1/28	2,852,000	2,778,008
5.63% 7/15/27	2,813,000	2,806,419
μParamount Global 6.25% 2/28/57	1,145,000	1,077,726
Scripps Escrow, Inc. 5.88% 7/15/27	972,000	865,058
Sinclair Television Group, Inc. 8.13% 2/15/33	881,000	890,001
Sirius XM Radio LLC
4.00% 7/15/28	3,669,000	3,523,794
4.13% 7/1/30	575,000	530,173
5.00% 8/1/27	1,530,000	1,516,894
5.50% 7/1/29	2,785,000	2,766,663
Sunrise FinCo I BV 4.88% 7/15/31	592,000	559,884
TEGNA, Inc. 5.00% 9/15/29	365,000	348,642
Univision Communications, Inc.
7.38% 6/30/30	1,094,000	1,075,112
8.00% 8/15/28	1,520,000	1,542,464
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	448,514
		80,886,117
Mining–0.55%
Alcoa Nederland Holding BV 7.13% 3/15/31	1,250,000	1,311,860
Alumina Pty. Ltd.
6.13% 3/15/30	380,000	385,722
6.38% 9/15/32	440,000	448,264
Compass Minerals International, Inc. 8.00% 7/1/30	293,000	302,710
Novelis Corp.
3.88% 8/15/31	323,000	290,237
4.75% 1/30/30	910,000	871,950
6.88% 1/30/30	199,000	205,752
		3,816,495
Miscellaneous Manufacturing–0.22%
Axon Enterprise, Inc. 6.13% 3/15/30	155,000	159,396
Enpro, Inc. 6.13% 6/1/33	278,000	284,205
Hillenbrand, Inc. 6.25% 2/15/29	279,000	284,319
Trinity Industries, Inc. 7.75% 7/15/28	733,000	763,446
		1,491,366
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.14%
Xerox Corp. 10.25% 10/15/30	412,000	$431,341
Xerox Holdings Corp. 8.88% 11/30/29	757,000	571,538
		1,002,879
Oil & Gas–6.61%
Aethon United BR LP/Aethon United Finance Corp. 7.50% 10/1/29	283,000	296,848
Antero Resources Corp. 7.63% 2/1/29	205,000	210,460
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	223,000	223,379
6.63% 10/15/32	450,000	457,984
6.63% 7/15/33	482,000	488,988
Baytex Energy Corp.
7.38% 3/15/32	715,000	682,746
8.50% 4/30/30	1,470,000	1,470,891
California Resources Corp. 7.13% 2/1/26	256,000	256,156
Chord Energy Corp. 6.75% 3/15/33	509,000	520,006
Civitas Resources, Inc.
8.38% 7/1/28	1,277,000	1,307,534
8.63% 11/1/30	736,000	747,215
8.75% 7/1/31	969,000	979,765
9.63% 6/15/33	332,000	340,360
CNX Resources Corp.
6.00% 1/15/29	415,000	416,670
7.38% 1/15/31	500,000	521,548
Comstock Resources, Inc.
5.88% 1/15/30	616,000	598,333
6.75% 3/1/29	2,620,000	2,625,866
Crescent Energy Finance LLC
7.38% 1/15/33	675,000	645,169
7.63% 4/1/32	1,189,000	1,160,940
8.38% 1/15/34	465,000	465,290
9.25% 2/15/28	1,873,000	1,952,350
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	934,000	972,515
Encino Acquisition Partners Holdings LLC
8.50% 5/1/28	1,895,000	1,947,118
8.75% 5/1/31	832,000	918,824
EQT Corp.
4.50% 1/15/29	902,000	891,036
4.75% 1/15/31	979,000	963,604
7.50% 6/1/27	710,000	722,918
7.50% 6/1/30	506,000	556,101
Expand Energy Corp.
4.75% 2/1/32	605,000	588,293
5.38% 2/1/29	82,000	82,076
LVIP JPMorgan High Yield Fund-8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Expand Energy Corp. (continued)
5.38% 3/15/30	1,028,000	$1,030,883
6.75% 4/15/29	3,019,000	3,055,140
Gulfport Energy Operating Corp. 6.75% 9/1/29	945,000	968,486
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	466,000	453,019
6.25% 11/1/28	26,000	26,060
6.25% 4/15/32	322,000	307,469
6.88% 5/15/34	70,000	67,048
Matador Resources Co.
6.25% 4/15/33	877,000	870,516
6.50% 4/15/32	534,000	534,278
Noble Finance II LLC 8.00% 4/15/30	553,000	563,077
Permian Resources Operating LLC
6.25% 2/1/33	619,000	624,744
7.00% 1/15/32	364,000	377,352
8.00% 4/15/27	585,000	598,104
9.88% 7/15/31	1,525,000	1,670,487
Precision Drilling Corp.
6.88% 1/15/29	52,000	51,369
7.13% 1/15/26	414,000	414,335
Range Resources Corp. 8.25% 1/15/29	2,477,000	2,550,223
SM Energy Co.
6.50% 7/15/28	62,000	62,542
6.63% 1/15/27	1,806,000	1,807,544
6.75% 9/15/26	894,000	894,422
6.75% 8/1/29	7,000	6,974
7.00% 8/1/32	262,000	258,173
Sunoco LP 7.00% 5/1/29	347,000	361,360
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	559,000	542,672
4.50% 4/30/30	1,725,000	1,658,590
Transocean Titan Financing Ltd. 8.38% 2/1/28	192,714	195,752
Transocean, Inc.
8.25% 5/15/29	821,000	759,049
8.75% 2/15/30	256,000	263,256
Valaris Ltd. 8.38% 4/30/30	194,000	199,039
Vital Energy, Inc. 7.88% 4/15/32	616,000	526,693
		45,709,639
Oil & Gas Services–0.26%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	364,000	365,205
6.63% 9/1/32	514,000	523,682
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Archrock Partners LP/Archrock Partners Finance Corp. (continued)
6.88% 4/1/27	257,000	$257,262
Kodiak Gas Services LLC 7.25% 2/15/29	646,000	668,230
		1,814,379
Packaging & Containers–1.69%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	1,364,000	1,280,619
5.25% 8/15/27	1,618,000	721,515
5.25% 8/15/27	1,121,000	499,888
Clydesdale Acquisition Holdings, Inc. 6.75% 4/15/32	1,037,000	1,064,241
Graham Packaging Co., Inc. 7.13% 8/15/28	473,000	472,126
LABL, Inc. 8.63% 10/1/31	47,000	40,202
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	4,030,000	4,096,060
9.25% 4/15/27	1,705,000	1,693,045
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27	1,044,000	1,044,477
TriMas Corp. 4.13% 4/15/29	852,000	809,391
		11,721,564
Pharmaceuticals–3.00%
1261229 BC Ltd. 10.00% 4/15/32	1,621,000	1,635,216
180 Medical, Inc. 3.88% 10/15/29	686,000	652,203
Bausch Health Americas, Inc.
8.50% 1/31/27	766,000	729,615
9.25% 4/1/26	3,342,000	3,321,113
Bausch Health Cos., Inc.
4.88% 6/1/28	4,523,000	3,815,354
5.00% 2/15/29	916,000	641,200
5.25% 1/30/30	1,505,000	952,951
5.25% 2/15/31	670,000	395,300
6.25% 2/15/29	1,266,000	889,365
Elanco Animal Health, Inc. 6.65% 8/28/28	375,000	390,082
=ΩEndo Design LLC 5.87%	580,000	0
Endo Finance Holdings, Inc. 8.50% 4/15/31	361,000	382,139
=Endo Luxembourg Finance Co. I SARL 6.13% 4/1/29	1,430,000	0
Grifols SA 4.75% 10/15/28	1,026,000	986,322
LVIP JPMorgan High Yield Fund-9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75% 11/14/28	772,867	$799,922
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	1,963,000	1,887,958
5.13% 4/30/31	1,751,000	1,519,615
Owens & Minor, Inc.
4.50% 3/31/29	1,262,000	1,131,265
6.63% 4/1/30	676,000	635,000
=Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	0
		20,764,620
Pipelines–4.42%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	247,000	245,144
5.75% 3/1/27	510,000	509,376
5.75% 1/15/28	1,732,000	1,729,075
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63% 7/15/26	550,000	550,688
7.00% 7/15/29	493,000	514,524
7.25% 7/15/32	364,000	385,715
Buckeye Partners LP
3.95% 12/1/26	190,000	187,782
4.13% 12/1/27	195,000	191,502
4.50% 3/1/28	810,000	797,778
6.75% 2/1/30	708,000	734,930
CNX Midstream Partners LP 4.75% 4/15/30	206,000	194,582
DT Midstream, Inc.
4.13% 6/15/29	1,063,000	1,026,673
4.38% 6/15/31	660,000	632,006
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	858,000	870,693
7.88% 5/15/32	451,000	468,926
8.88% 4/15/30	528,000	560,620
Harvest Midstream I LP 7.50% 5/15/32	539,000	569,275
Hess Midstream Operations LP
5.13% 6/15/28	190,000	188,667
5.88% 3/1/28	253,000	256,771
6.50% 6/1/29	595,000	611,903
Howard Midstream Energy Partners LLC
7.38% 7/15/32	479,000	503,763
8.88% 7/15/28	931,000	977,402
Kinetik Holdings LP
5.88% 6/15/30	581,000	585,927
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinetik Holdings LP (continued)
6.63% 12/15/28	415,000	$424,458
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	703,000	710,242
8.38% 2/15/32	702,000	704,108
Northriver Midstream Finance LP 6.75% 7/15/32	550,000	569,595
NuStar Logistics LP
5.63% 4/28/27	1,285,000	1,296,153
6.00% 6/1/26	470,000	471,783
6.38% 10/1/30	439,000	454,918
Prairie Acquiror LP 9.00% 8/1/29	410,000	427,063
Rockies Express Pipeline LLC 6.75% 3/15/33	428,000	446,690
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	590,000	586,535
6.00% 3/1/27	585,000	584,878
6.00% 12/31/30	622,000	610,317
6.00% 9/1/31	873,000	851,914
7.38% 2/15/29	560,000	575,557
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,275,892
4.88% 2/1/31	1,072,000	1,063,401
Venture Global LNG, Inc.
7.00% 1/15/30	865,000	874,440
8.13% 6/1/28	1,217,000	1,257,823
8.38% 6/1/31	165,000	171,375
9.50% 2/1/29	400,000	435,751
9.88% 2/1/32	915,000	988,166
Venture Global Plaquemines LNG LLC
6.50% 1/15/34	1,858,000	1,858,000
6.75% 1/15/36	667,000	667,000
		30,599,781
Real Estate–0.27%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25% 4/15/30	1,457,000	1,194,009
9.75% 4/15/30	634,000	644,216
		1,838,225
Real Estate Investment Trusts–2.01%
Iron Mountain, Inc.
4.88% 9/15/29	12,000	11,789
LVIP JPMorgan High Yield Fund-10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Iron Mountain, Inc. (continued)
5.00% 7/15/28	64,000	$63,493
5.25% 3/15/28	1,684,000	1,676,645
5.25% 7/15/30	1,315,000	1,297,013
6.25% 1/15/33	114,000	117,215
MPT Operating Partnership LP/MPT Finance Corp. 8.50% 2/15/32	522,000	546,302
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,633,000	1,596,075
4.75% 10/15/27	2,368,000	2,356,356
6.50% 4/1/32	1,350,000	1,388,403
6.50% 6/15/33	164,000	168,714
7.25% 7/15/28	277,000	286,700
Starwood Property Trust, Inc. 7.25% 4/1/29	514,000	540,636
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30	350,000	335,937
4.25% 12/1/26	1,544,000	1,534,586
4.63% 12/1/29	1,996,000	1,960,946
		13,880,810
Retail–1.88%
Asbury Automotive Group, Inc.
4.50% 3/1/28	457,000	450,752
4.63% 11/15/29	590,000	569,638
4.75% 3/1/30	398,000	385,355
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	193,149
6.88% 11/1/35	155,000	160,755
Group 1 Automotive, Inc. 6.38% 1/15/30	367,000	376,859
Liberty Interactive LLC 8.25% 2/1/30	352,000	39,600
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	2,736,000	2,668,009
7.75% 2/15/29	616,000	598,593
QXO Building Products, Inc. 6.75% 4/30/32	1,102,000	1,135,283
Rite Aid Corp.
=^0.00% 12/31/49	365,760	0
=‡•0.00% (7.00% minus 3 mo. USD Term SOFR) 8/30/31	388,189	0
=‡7.50% 7/1/25	1,377,000	0
=8.00% 10/18/25	1,045,253	0
=‡8.00% 11/15/26	2,338,000	0
=‡15.00% 8/30/31	1,124,568	0
=‡15.00% 8/30/31	529,205	0
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Saks Global Enterprises LLC 11.00% 12/15/29	621,000	$232,875
=Sgus LLC 11.00% 12/15/29	171,043	171,043
Sonic Automotive, Inc.
4.63% 11/15/29	1,373,000	1,332,148
4.88% 11/15/31	557,000	529,415
Staples, Inc.
10.75% 9/1/29	2,730,000	2,583,740
12.75% 1/15/30	1,729,011	1,144,184
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	427,028
		12,998,426
Semiconductors–1.25%
Amkor Technology, Inc. 6.63% 9/15/27	340,000	340,852
ams-OSRAM AG 12.25% 3/30/29	650,000	693,304
Entegris, Inc.
3.63% 5/1/29	586,000	555,367
4.38% 4/15/28	475,000	462,335
4.75% 4/15/29	2,730,000	2,699,726
5.95% 6/15/30	1,240,000	1,259,708
ON Semiconductor Corp. 3.88% 9/1/28	2,115,000	2,046,007
Synaptics, Inc. 4.00% 6/15/29	598,000	565,919
		8,623,218
Software–0.95%
AthenaHealth Group, Inc. 6.50% 2/15/30	720,000	708,671
CoreWeave, Inc. 9.25% 6/1/30	945,000	966,105
Fair Isaac Corp. 6.00% 5/15/33	484,000	488,436
RingCentral, Inc. 8.50% 8/15/30	1,137,000	1,216,577
SS&C Technologies, Inc.
5.50% 9/30/27	2,770,000	2,772,429
6.50% 6/1/32	420,000	436,009
		6,588,227
Telecommunications–5.27%
Altice Financing SA 5.75% 8/15/29	1,129,000	824,374
Altice France Holding SA
6.00% 2/15/28	380,000	133,000
‡10.50% 5/15/27	2,174,000	755,465
Altice France SA
5.13% 7/15/29	1,570,000	1,297,644
5.50% 1/15/28	200,000	168,318
5.50% 10/15/29	971,000	804,876
8.13% 2/1/27	1,470,000	1,323,000
CommScope LLC
4.75% 9/1/29	1,680,000	1,640,156
LVIP JPMorgan High Yield Fund-11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
CommScope LLC (continued)
8.25% 3/1/27	3,274,000	$3,261,384
9.50% 12/15/31	100,000	104,721
CommScope Technologies LLC 5.00% 3/15/27	155,000	150,963
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	510,000	512,615
EchoStar Corp.
@6.75% 11/30/30	875,461	798,972
10.75% 11/30/29	1,065,000	1,096,950
Embarq LLC 8.00% 6/1/36	1,500,000	686,250
Fibercop SpA 6.38% 11/15/33	751,000	729,289
Frontier Communications Holdings LLC
5.00% 5/1/28	2,540,000	2,538,931
5.88% 10/15/27	97,000	97,037
5.88% 11/1/29	172,507	174,229
6.00% 1/15/30	356,000	360,592
8.75% 5/15/30	924,000	966,385
GCI LLC 4.75% 10/15/28	2,340,000	2,262,637
Hughes Satellite Systems Corp. 6.63% 8/1/26	869,000	618,783
Intelsat Jackson Holdings SA 6.50% 3/15/30	5,452,000	5,559,383
Level 3 Financing, Inc.
3.88% 10/15/30	552,000	478,860
4.88% 6/15/29	686,000	640,552
6.88% 6/30/33	483,000	491,464
11.00% 11/15/29	1,131,737	1,298,203
Lumen Technologies, Inc.
4.13% 4/15/29	1,121,436	1,089,195
4.13% 4/15/30	1,121,549	1,093,510
4.13% 4/15/30	1,818,612	1,773,147
5.38% 6/15/29	1,020,000	909,561
10.00% 10/15/32	402,750	411,308
Qwest Corp. 7.25% 9/15/25	210,000	210,262
U.S. Cellular Corp. 6.70% 12/15/33	1,127,000	1,183,438
		36,445,454
Transportation–0.17%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	77,086
XPO, Inc.
6.25% 6/1/28	610,000	619,109
7.13% 2/1/32	438,000	459,053
		1,155,248
Total Corporate Bonds (Cost $635,896,304)		621,392,231
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–6.47%
•Adient U.S. LLC 6.58% (1 mo. USD Term SOFR + 2.25%) 1/31/31	689,769	$690,741
•Ahead DB Holdings LLC 7.31% (3 mo. USD Term SOFR + 3.00%) 2/3/31	1,089,454	1,089,683
•American Airlines, Inc. 6.52% (3 mo. USD Term SOFR + 2.25%) 4/20/28	859,825	853,238
•Asurion LLC 8.58% (1 mo. USD Term SOFR + 4.25%) 9/19/30	583,333	566,125
•AthenaHealth Group, Inc. 7.08% (1 mo. USD Term SOFR + 2.75%) 2/15/29	618,450	617,485
•Bausch & Lomb Corp. 8.57% (1 mo. USD Term SOFR + 4.25%) 12/18/30	571,218	571,578
•Bausch Health Cos., Inc. 10.56% (1 mo. USD Term SOFR + 6.25%) 10/8/30	780,909	751,500
•BCPE Pequod Buyer, Inc. 7.58% (1 mo. USD Term SOFR + 3.25%) 11/25/31	1,045,380	1,046,425
•Belron Finance LLC 7.05% (3 mo. USD Term SOFR + 2.75%) 10/16/31	489,381	491,085
•Charter Communications Operating LLC 6.30% (3 mo. USD Term SOFR + 2.00%) 12/7/30	1,477,500	1,476,318
=•Claire's Boutiques, Inc. 11.57% (3 mo. USD Term SOFR + 7.25%) 5/15/26	339,988	339,988
•Claire's Stores, Inc. 10.73% (6 mo. USD Term SOFR + 6.50%) 12/18/26	1,167,359	441,647
•Clear Channel Outdoor Holdings, Inc. 8.44% (1 mo. USD Term SOFR + 4.00%) 8/23/28	174,821	173,010
•Conair Holdings LLC 8.19% (1 mo. USD Term SOFR + 3.75%) 5/17/28	861,573	626,079
•Crown Finance U.S., Inc. 9.57% (1 mo. USD Term SOFR + 5.25%) 12/2/31	686,550	685,692
•CSC Holdings LLC 8.81% (1 mo. USD Term SOFR + 4.50%) 1/18/28	587,600	578,792
•DexKo Global, Inc. 8.19% (1 mo. USD Term SOFR + 3.75%) 10/4/28	1,312,172	1,252,520
•DirecTV Financing LLC 9.54% (3 mo. USD Term SOFR + 5.00%) 8/2/27	217,598	218,195
LVIP JPMorgan High Yield Fund-12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•EMRLD Borrower LP 6.83% (1 mo. USD Term SOFR + 2.50%) 8/4/31	815,339	$813,455
•EPIC Crude Services LP 7.26% (3 mo. USD Term SOFR + 3.00%) 10/15/31	628,425	629,864
=∞FGI Operating Co. LLC 0.00% 12/31/25	74,836	748
•First Advantage Holdings LLC 7.58% (1 mo. USD Term SOFR + 3.25%) 10/31/31	947,472	947,178
•First Student Bidco, Inc.
6.80% (3 mo. USD Term SOFR + 2.50%) 7/21/28	925,457	925,457
6.80% (3 mo. USD Term SOFR + 2.50%) 7/21/28	925,300	925,152
6.80% (3 mo. USD Term SOFR + 2.50%) 7/21/28	283,725	283,725
•Hertz Corp.
8.04% (3 mo. USD Term SOFR + 3.50%) 6/30/28	363,772	301,476
8.04% (3 mo. USD Term SOFR + 3.50%) 6/30/28	70,283	58,247
•HUB International Ltd. 6.77% (3 mo. USD Term SOFR + 2.50%) 6/20/30	249,282	249,972
•Instructure Holdings, Inc. 7.21% (6 mo. USD Term SOFR + 3.00%) 11/13/31	852,862	853,562
•LABL, Inc. 9.43% (1 mo. USD Term SOFR + 5.00%) 10/30/28	1,115,918	1,002,563
•LSF12 Crown U.S. Commercial Bidco LLC 8.57% (1 mo. USD Term SOFR + 4.25%) 12/2/31	1,368,000	1,373,992
•Madison IAQ LLC 6.76% (6 mo. USD Term SOFR + 2.50%) 6/21/28	942,287	942,532
•Medline Borrower LP 6.58% (1 mo. USD Term SOFR + 2.25%) 10/23/28	573,492	573,773
•MI Windows & Doors LLC 7.33% (1 mo. USD Term SOFR + 3.00%) 3/28/31	534,600	535,236
Moran Foods LLC
@•2.00% (3 mo. USD Term SOFR + 2.00%) 6/30/26	2,012,491	1,408,744
=•6.81% (3 mo. USD Term SOFR + 2.50%) 12/31/28	310,089	310,089
=@•11.65% (3 mo. USD Term SOFR + 2.00%) 6/30/26	729,733	165,212
=•12.81% (3 mo. USD Term SOFR + 8.50%) 12/31/28	275,055	275,055
=•15.91% (3 mo. USD Term SOFR + 11.50%) 6/30/26	910,620	910,620
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Nuvei Technologies Corp. 7.33% (1 mo. USD Term SOFR + 3.00%) 11/17/31	1,373,225	$1,374,845
•Parexel International Corp. 6.83% (1 mo. USD Term SOFR + 2.50%) 11/15/28	875,744	875,682
•Park River Holdings, Inc. 7.80% (3 mo. USD Term SOFR + 3.25%) 12/28/27	449,269	436,505
•Petco Health & Wellness Co., Inc. 7.81% (3 mo. USD Term SOFR + 3.25%) 3/3/28	2,023,307	1,859,460
•PetSmart, Inc. 8.18% (1 mo. USD Term SOFR + 3.75%) 2/11/28	49,613	49,004
•Primo Brands Corp. 6.55% (3 mo. USD Term SOFR + 2.25%) 3/31/28	958,915	961,926
•Quikrete Holdings, Inc. 6.58% (1 mo. USD Term SOFR + 2.25%) 2/10/32	1,364,081	1,361,694
•QXO, Inc. 7.30% (3 mo. USD Term SOFR + 3.00%) 4/30/32	144,788	145,651
Raven Acquisition Holdings LLC
✠0.00% 11/19/31	48,490	48,429
•7.58% (1 mo. USD Term SOFR + 3.25%) 11/19/31	677,161	676,315
•Rocket Software, Inc. 8.58% (1 mo. USD Term SOFR + 4.25%) 11/28/28	808,224	809,776
•Serta Simmons Bedding LLC 11.91% (3 mo. USD Term SOFR + 7.50%) 6/29/28	794,901	722,120
@•Shutterfly, Inc. 5.33% (3 mo. USD Term SOFR + 1.00%) 10/1/27	688,623	637,265
•SPX Flow, Inc. 7.33% (1 mo. USD Term SOFR + 3.00%) 4/5/29	540,563	542,163
•Star Parent, Inc. 8.30% (3 mo. USD Term SOFR + 4.00%) 9/27/30	414,750	410,474
•Station Casinos LLC 6.33% (1 mo. USD Term SOFR + 2.00%) 3/14/31	380,188	380,648
•Topgolf Callaway Brands Corp. 7.33% (1 mo. USD Term SOFR + 3.00%) 3/18/30	429,786	422,480
•TransDigm, Inc. 6.80% (3 mo. USD Term SOFR + 2.50%) 2/28/31	208,945	209,300
•U.S. Renal Care, Inc. 9.44% (1 mo. USD Term SOFR + 5.00%) 6/20/28	1,229,765	1,160,590
LVIP JPMorgan High Yield Fund-13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•UKG, Inc. 7.32% (1 mo. USD Term SOFR + 3.00%) 2/10/31	361,350	$362,622
•Varsity Brands, Inc. 7.83% (3 mo. USD Term SOFR + 3.50%) 8/26/31	1,470,980	1,469,597
@•Venator Materials LLC
6.26% (3 mo. USD Term SOFR + 2.00%) 1/16/26	392,311	388,388
6.30% (3 mo. USD Term SOFR + 2.00%) 7/16/26	398,573	394,588
6.32% (1 mo. USD Term SOFR + 2.00%) 10/12/28	641,559	521,267
•Vista Management Holding, Inc. 8.05% (3 mo. USD Term SOFR + 3.75%) 4/1/31	906,809	908,324
•White Cap Buyer LLC 7.58% (1 mo. USD Term SOFR + 3.25%) 10/19/29	1,506,954	1,496,405
•WR Grace & Co-Conn. 7.55% (3 mo. USD Term SOFR + 3.25%) 9/22/28	192,785	192,866
Total Loan Agreements (Cost $47,039,200)		44,775,137

	Number of Shares
COMMON STOCK–1.36%
=†Claire's Stores, Inc.	1,493	0
†Clear Channel Outdoor Holdings, Inc.	169,362	198,154
†Endo, Inc.	43,308	908,905
†Envision Healthcare Corp.	16,065	263,570
†Frontier Communications Parent, Inc.	22,898	833,487
†Gulfport Energy Corp.	3,180	639,721
†iHeartMedia, Inc. Class A	32,090	56,478
=†Incora Intermediate LLC	28,922	578,151
=†Incora Top Holdco LLC	556	13,894
=†Intelsat SA	75,556	3,324,464
†Mallinckrodt PLC	16,262	1,382,270
=†Moran Foods LLC	8,504,906,715	0
=†MYT Holding LLC	502,370	125,593
National CineMedia, Inc.	46,490	225,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
=†Neiman Marcus Group Ltd. LLC	483	$60,134
=†‡NMG Parent LLC	5,708	71,350
=†Rite Aid Corp.	3,660	0
†Serta Simmons Bedding, Inc.	43,090	413,664
=†Serta SSB Equipment Co.	43,090	0
=†Venator Materials PLC	1,539	288,562
Total Common Stock (Cost $16,570,445)		9,383,641
PREFERRED STOCKS–0.19%
=†Claire's Stores, Inc. 0.00%	1,630	0
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	1,353,147
Total Preferred Stocks (Cost $1,212,179)		1,353,147
WARRANTS–0.01%
=†Audacy, Inc. exp 5/01/27 exercise price $1.00	4,493	70
†Audacy, Inc. exp 12/31/99 exercise price $1.00	3,707	52,825
=†Audacy, Inc. exp 12/31/49 exercise price $1.00	749	11
Total Warrants (Cost $0)		52,906
MONEY MARKET FUND–1.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.27%)	7,226,682	7,226,682
Total Money Market Fund (Cost $7,226,682)		7,226,682

INVESTMENT COMPANY—0.00%
Private Trust–0.00%
=Endo GUC Trust 0.00%	56,661	28,330
Total Investment Company (Cost $0)		28,330

TOTAL INVESTMENTS–98.98% (Cost $708,814,637)	684,918,747

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.02%	7,056,642
NET ASSETS APPLICABLE TO 67,663,963 SHARES OUTSTANDING–100.00%	$691,975,389
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($483,641,664 / 47,266,593 Shares)	$10.232
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($208,333,725 / 20,397,370 Shares)	$10.214
LVIP JPMorgan High Yield Fund-14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$750,035,413
Distributable earnings/(accumulated loss)	(58,060,024)
TOTAL NET ASSETS	$691,975,389

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ΩPerpetual maturity with no stated maturity date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

^Zero coupon security.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
†Non-income producing.

★Includes $3,347,372 payable for securities purchased, $641,746 payable for fund shares redeemed, $27,251 other accrued expenses payable,
$48,490 payable for unfunded loan commitments, $399,072 due to manager and affiliates, $459,693 due to custodian, $27,946 payable for audit fee and $21,156 payable for fund accounting fee as of June 30, 2025.

Summary of Abbreviations:
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-15

LVIP JPMorgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2025 (unaudited)
INVESTMENT INCOME:
Interest	$23,320,035
Dividends	8,735
23,328,770
EXPENSES:
Management fees	2,229,449
Distribution fees-Service Class	257,980
Shareholder servicing fees	101,765
Accounting and administration expenses	69,453
Professional fees	40,463
Pricing fees	28,604
Reports and statements to shareholders	10,847
Trustees’ fees and expenses	10,629
Custodian fees	9,883
Consulting fees	3,723
Other	9,693
2,772,489
Less:
Management fees waived	(138,265)
Total operating expenses	2,634,224
NET INVESTMENT INCOME	20,694,546
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(2,206,596)
Net change in unrealized appreciation (depreciation) of investments	10,509,846
NET REALIZED AND UNREALIZED GAIN	8,303,250
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,997,796
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,694,546	$41,741,279
Net realized loss	(2,206,596)	(3,591,649)
Net change in unrealized appreciation (depreciation)	10,509,846	17,459,007
Net increase in net assets resulting from operations	28,997,796	55,608,637
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(35,669,134)
Service Class	—	(13,961,634)
	—	(49,630,768)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,276,972	132,426,389
Service Class	17,183,014	31,999,134
Reinvestment of dividends and distributions:
Standard Class	—	35,669,134
Service Class	—	13,961,634
	42,459,986	214,056,291
Cost of shares redeemed:
Standard Class	(73,512,446)	(114,071,894)
Service Class	(27,891,016)	(36,135,246)
	(101,403,462)	(150,207,140)
Increase (decrease) in net assets derived from capital share transactions	(58,943,476)	63,849,151
NET INCREASE (DECREASE) IN NET ASSETS	(29,945,680)	69,827,020
NET ASSETS:
Beginning of period	721,921,069	652,094,049
End of period	$691,975,389	$721,921,069
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-16

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.809	$9.731	$9.133	$10.804	$10.624	$10.558
Income (loss) from investment operations:
Net investment income[2]	0.295	0.603	0.548	0.497	0.453	0.519
Net realized and unrealized gain (loss)	0.128	0.191	0.524	(1.596)	0.227	0.062
Total from investment operations	0.423	0.794	1.072	(1.099)	0.680	0.581
Less dividends and distributions from:
Net investment income	—	(0.716)	(0.474)	(0.572)	(0.499)	(0.515)
Return of capital	—	—	—	—	(0.001)	—
Total dividends and distributions	—	(0.716)	(0.474)	(0.572)	(0.500)	(0.515)
Net asset value, end of period	$10.232	$9.809	$9.731	$9.133	$10.804	$10.624
Total return[3]	4.31%	8.09%	11.76%	(10.23% )	6.43%	5.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$483,641	$511,236	$452,632	$439,627	$624,429	$580,227
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.67%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.72%	0.71%	0.70%	0.72%
Ratio of net investment income to average net assets	5.97%	6.01%	5.77%	5.00%	4.11%	5.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.93%	5.97%	5.73%	4.96%	4.07%	5.01%
Portfolio turnover	11%	25%	16%	11%	33%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-17

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/25[1] (unaudited)	Year Ended
		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.803	$9.726	$9.130	$10.798	$10.619	$10.555
Income (loss) from investment operations:
Net investment income[2]	0.282	0.576	0.524	0.471	0.424	0.492
Net realized and unrealized gain (loss)	0.129	0.192	0.521	(1.594)	0.227	0.061
Total from investment operations	0.411	0.768	1.045	(1.123)	0.651	0.553
Less dividends and distributions from:
Net investment income	—	(0.691)	(0.449)	(0.545)	(0.471)	(0.489)
Return of capital	—	—	—	—	(0.001)	—
Total dividends and distributions	—	(0.691)	(0.449)	(0.545)	(0.472)	(0.489)
Net asset value, end of period	$10.214	$9.803	$9.726	$9.130	$10.798	$10.619
Total return[3]	4.19%	7.81%	11.49%	(10.46% )	6.16%	5.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$208,334	$210,685	$199,462	$192,503	$250,402	$222,544
Ratio of expenses to average net assets	0.93%	0.93%	0.93%	0.92%	0.91%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.97%	0.96%	0.95%	0.97%
Ratio of net investment income to average net assets	5.72%	5.76%	5.52%	4.75%	3.86%	4.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.68%	5.72%	5.48%	4.71%	3.82%	4.76%
Portfolio turnover	11%	25%	16%	11%	33%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-18

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
June 30, 2025 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2025 and for all open tax years (years ended December 31, 2021-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP JPMorgan High Yield Fund-19

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2025, costs for these administrative and legal services were as follows:
Administrative	$30,041
Legal	4,578
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,364 for the six months ended June 30, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan High Yield Fund-20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$339,897
Distribution fees payable to LFD	42,443
Printing and mailing fees payable to Lincoln Life	219
Shareholder servicing fees payable to Lincoln Life	16,513
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$72,187,724
Sales other than U.S. government securities	82,427,696
Sales of U.S. government securities	11,514,025
At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$708,814,637
Aggregate unrealized appreciation of investments	$13,173,425
Aggregate unrealized depreciation of investments	(37,060,810)
Net unrealized depreciation of investments	$(23,887,385)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan High Yield Fund-21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$706,673	$—	$706,673
Corporate Bonds
Advertising	—	10,423,474	—	10,423,474
Aerospace & Defense	—	6,399,040	—	6,399,040
Airlines	—	6,923,741	—	6,923,741
Apparel	—	456,310	—	456,310
Auto Manufacturers	—	14,152,000	—	14,152,000
Auto Parts & Equipment	—	25,329,192	—	25,329,192
Banks	—	1,080,455	—	1,080,455
Beverages	—	997,908	—	997,908
Biotechnology	—	343,740	—	343,740
Building Materials	—	19,937,219	—	19,937,219
Chemicals	—	19,108,978	—	19,108,978
Commercial Services	—	43,134,745	— *	43,134,745
Computers	—	7,674,666	—	7,674,666
Cosmetics & Personal Care	—	2,086,788	—	2,086,788
Distribution/Wholesale	—	1,880,065	493,584	2,373,649
Diversified Financial Services	—	10,061,590	—	10,061,590
Electric	—	11,191,466	—	11,191,466
Electrical Components & Equipment	—	8,332,483	—	8,332,483
Electronics	—	8,179,537	—	8,179,537
Engineering & Construction	—	3,297,107	—	3,297,107
Entertainment	—	20,150,084	—	20,150,084
Environmental Control	—	6,769,913	—	6,769,913
Food	—	11,771,371	—	11,771,371
Food Service	—	1,247,958	—	1,247,958
Gas	—	2,095,321	—	2,095,321
Health Care Products	—	9,825,306	—	9,825,306
Health Care Services	—	33,133,294	—	33,133,294
Home Furnishings	—	2,722,865	—	2,722,865
Household Products Wares	—	4,975,445	—	4,975,445
Housewares	—	7,064,114	—	7,064,114
Internet	—	4,923,626	—	4,923,626
Iron & Steel	—	7,371,292	—	7,371,292
Leisure Time	—	9,808,097	—	9,808,097
Lodging	—	10,516,319	—	10,516,319
Machinery Construction & Mining	—	3,784,204	—	3,784,204
Machinery Diversified	—	4,412,486	—	4,412,486
Media	—	80,886,117	—	80,886,117
Mining	—	3,816,495	—	3,816,495
Miscellaneous Manufacturing	—	1,491,366	—	1,491,366
Office Business Equipment	—	1,002,879	—	1,002,879
Oil & Gas	—	45,709,639	—	45,709,639
Oil & Gas Services	—	1,814,379	—	1,814,379
Packaging & Containers	—	11,721,564	—	11,721,564
Pharmaceuticals	—	20,764,620	— *	20,764,620
Pipelines	—	30,599,781	—	30,599,781
Real Estate	—	1,838,225	—	1,838,225
Real Estate Investment Trusts	—	13,880,810	—	13,880,810
Retail	—	12,827,383	171,043	12,998,426
Semiconductors	—	8,623,218	—	8,623,218
Software	—	6,588,227	—	6,588,227
Telecommunications	—	36,445,454	—	36,445,454
Transportation	—	1,155,248	—	1,155,248
Loan Agreements	—	42,773,425	2,001,712	44,775,137
Common Stock	2,861,989	2,059,504	4,462,148	9,383,641
Preferred Stocks	—	—	1,353,147	1,353,147
LVIP JPMorgan High Yield Fund-22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Warrants	$—	$52,825	$81	$52,906
Money Market Fund	7,226,682	—	—	7,226,682
Private Trust	—	—	28,330	28,330
Total Investments	$10,088,671	$666,320,031	$8,510,045	$684,918,747

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
For the six months ended June 30, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund's securities characterized as Level 3 investments for the period ended June 30, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
Asset Type	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$4,462,148	Indicative Market Quote	Broker Quote	$0.25 - $187.50 ($52.84)
		Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $124.50 ($29.35)
		Enterprise Value	Expected Recovery - Discount (b)	20% (N/A)
Corporate Bonds	$664,627	Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $80.04 ($80.04)
		Enterprise Value	Liquidity Discount - Terms of Restructuring (b)	10.0% - 25.0% (19.9%)
Loan Agreements	$2,001,712	Recent Transaction	Cost	#
		Enterprise Value	Expected Recovery - Terms of Restructuring	$1.00 - $100.00 ($92.26)
Preferred Stocks	$1,353,147	Indicative Market Quote	Broker Quote	$1.267 (N/A)
Private Trust	$28,330	Indicative Market Quote	Broker Quote	$0.50 (N/A)
Warrants	$81	Indicative Market Quote	Broker Quote	$0.0155 (N/A)
Total	$8,510,045
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
LVIP JPMorgan High Yield Fund-23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/25
Common Stock	$3,162,243	$—	$935,297	$(47,450)	$—	$—	$—	$(113,762)	$525,820	$4,462,148	$393,878
Corporate Bonds	1,191,106	—	624,399	—	—	—	(211,453)	—	(939,425)	664,627	(592,727)
Loan Agreements	1,751,447	—	450,278	(9,756)	345,238	—	72	11	(535,578)	2,001,712	(535,578)
Preferred Stocks	2,979,300	—	—	—	—	—	—	—	(1,626,153)	1,353,147	249,910
Private Trust	35,413	—	—	—	—	—	—	—	(7,083)	28,330	(7,083)
Warrants	—	—	—	—	—	—	—	(137)	218	81	81
Total	$9,119,509	$—	$2,009,974	$(57,206)	$345,238	— $	$(211,381)	$(113,888)	$(2,582,201)	$8,510,045	$(491,519)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/25	12/31/24
Shares sold:
Standard Class	2,522,942	13,299,199
Service Class	1,727,526	3,186,101
Shares reinvested:
Standard Class	—	3,581,255
Service Class	—	1,403,017
	4,250,468	21,469,572
Shares redeemed:
Standard Class	(7,376,915)	(11,276,437)
Service Class	(2,821,633)	(3,604,825)
	(10,198,548)	(14,881,262)
Net increase (decrease)	(5,948,080)	6,588,310
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2025, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP JPMorgan High Yield Fund-24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund-25

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie Value Fund

Background

On December 10-11, 2024, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and BlackRock Investment Management, LLC (“BlackRock”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie Value Fund (to be renamed the LVIP BlackRock Equity Dividend Fund) (the “Fund”), expected to take effect on or around May 1, 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and BlackRock prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and BlackRock provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and BlackRock on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by BlackRock under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by BlackRock, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of BlackRock. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that BlackRock provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by BlackRock in connection with the 2024 contract renewal process. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party, and that LFI would compensate BlackRock from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party, and that LFI would compensate BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it would receive and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage and sales of BlackRock proprietary products.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

2

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie Limited Term-Diversified Income Fund

Background

On December 10-11, 2024, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and J.P. Morgan Investment Management Inc. (“JPM”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie Limited Term-Diversified Income Fund (to be renamed the LVIP JPMorgan Short Duration Bond Fund) (the “Fund”), expected to take effect on or around May 1, 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and JPM prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and JPM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and JPM on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by JPM under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by JPM, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of JPM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that JPM provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by JPM in connection with the 2024 contract renewal process. The Board concluded that the services to be provided by JPM were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party, and that LFI would compensate JPM from its fees. The Board reviewed materials provided by JPM as to any additional benefits it would receive and noted JPM’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

2

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie Diversified Income Fund

Background

On December 10-11, 2024, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and FIAM LLC dba Fidelity Institutional Asset Management (“FIAM”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie Diversified Income Fund (to be renamed the LVIP Fidelity Institutional AM® Total Bond Fund) (the “Fund”), expected to take place on or around May 1, 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and FIAM prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and FIAM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund, including a presentation by representatives of FIAM. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers, Lincoln National Life Insurance Company employees and representatives of FIAM to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and FIAM on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by FIAM under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by FIAM, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of FIAM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by FIAM were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that the proposed sub-advisory fee schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and FIAM, an unaffiliated third party, and that LFI would compensate FIAM from its fees and concluded the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and FIAM, an unaffiliated third party, and that LFI would compensate FIAM from its fees. The Board reviewed materials provided by FIAM as to any additional benefits it would receive and noted that FIAM indicated that they may gain reputational benefits from FIAM’s affiliation with LFI as well as an increase in the number of accounts managed and total amount of assets under management.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

2

Lincoln Variable Insurance Products Trust
Board Considerations

New Fund

LVIP American Funds Vanguard Active Passive Growth Fund

Background

On March 3-4, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement) for a new series of the Trust (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Lincoln National Life Insurance Company (“Lincoln Life”) prior to and during the meeting. Among other information, LFI and Lincoln Life provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life and LFI to consider the approval of the Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreement be approved. The Board determined that, given the totality of the information provided in connection with the 2024 annual contract renewal process and with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LFI, including LFI personnel and resources. The Board considered that LFI provided investment management services to the other funds in the Trust and that the Board reviewed extensive information provided by LFI in connection with the 2024 contract renewal process. The Board considered LFI’s rationale for proposing the Fund. The Board reviewed the services to be provided by LFI in serving as investment adviser and the backgrounds of members of the compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LFI were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Management Fee. The Board reviewed the Fund’s proposed investment management fee and estimated net expense ratio and reviewed information comparing each of the proposed investment management fee and estimated net expense ratio to the median of a peer group for the Fund provided by LFI.

The Board noted that the proposed investment management fee for the Fund was the same as the median net investment management fee of the peer group. The Board considered that LFI proposed to implement an expense limitation for the Standard class and the Service class through at least June 30, 2027. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares was the same as the median net expense ratio of the peer group provided by LFI. In light of the nature, quality and extent of services to be provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LFI proposed an expense limitation for the Fund’s Standard and Service class shares through at least June 30, 2027.

Profitability. The Board also reviewed the estimated profitability analysis to LFI with respect to the Fund and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. The Board considered LFI’s statement that the information LFI provided in connection with the 2024 contract renewal process regarding the benefits LFI and its affiliates receive because of their relationship with the Trust and its series was the same as those that would apply to the Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were fair and reasonable, and that approval of the Advisory Agreement was in the best interests of the Fund.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Western Asset Core Bond Fund

Background

On March 3-4, 2025, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and Franklin Advisers, Inc. (“Franklin”) (the “Sub-Advisory Agreement”), with respect to the LVIP Western Asset Core Bond Fund (to be renamed the LVIP Franklin Templeton Core Bond Fund) (the “Fund”), expected to take effect on or around August 1, 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Franklin prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and Franklin provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and Franklin on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by Franklin under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by Franklin, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of Franklin. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that Franklin provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by Franklin in connection with the 2024 contract renewal process. The Board concluded that the services to be provided by Franklin were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the schedules of comparable peers and lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin, an unaffiliated third party, and that LFI would compensate Franklin from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin, an unaffiliated third party, and that LFI would compensate Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it would receive and noted Franklin’s statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie Bond Fund

Background

On June 3-4, 2025, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and Franklin Advisers, Inc. (“Franklin”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie Bond Fund (to be renamed the LVIP Franklin Templeton Core Bond Fund) (the “Fund”), expected to take effect in August 2025.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Franklin prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and Franklin provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. LFI also provided information regarding the sub-adviser selection process, including that LFI began with twenty core fixed income managers and narrowed the list to four final candidates. The Board noted LFI’s reasons for recommending Franklin to serve as the Fund’s sub-adviser.

The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and Franklin on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by Franklin under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by Franklin, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of Franklin. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that Franklin provides sub-advisory services to other funds in the Trust and that the Board reviewed extensive information provided by Franklin in connection with the 2025 contract renewal process. The Board concluded that the services to be provided by Franklin were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the schedules of comparable peers and lower than the current sub-advisory fee for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin, an unaffiliated third party, and that LFI would compensate Franklin from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Franklin, an unaffiliated third party, and that LFI would compensate Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it would receive and noted Franklin’s statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable to this semi-annual report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to this semi-annual report.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	August 19, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	August 21, 2025